                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-7436
                                  ----------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)         (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                        The DFA Investment Trust Company,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2003 - May 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

THE DFA INVESTMENT TRUST COMPANY

THE GLOBAL VALUE SERIES
THE GLOBAL LARGE COMPANY SERIES
THE GLOBAL SMALL COMPANY SERIES

SEMI-ANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT

                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                            PAGE
                                                                                          --------
THE DFA INVESTMENT TRUST COMPANY
      Schedules of Investments                                                                 1
         The Global Value Series                                                               1
         The Global Large Company Series                                                       1
         The Global Small Company Series                                                       1
      Statements of Assets and Liabilities                                                     2
      Statements of Operations                                                                 3
      Statements of Changes in Net Assets                                                      4
      Financial Highlights                                                                     5
      Notes to Financial Statements                                                            7

DFA INVESTMENT DIMENSIONS GROUP INC. -- LARGE CAP INTERNATIONAL PORTFOLIO
      Schedule of Investments                                                                 10
      Statement of Assets and Liabilities                                                     24
      Statement of Operations                                                                 25
      Statements of Changes in Net Assets                                                     26
      Financial Highlights                                                                    27
      Notes to Financial Statements                                                           28

THE DFA INVESTMENT TRUST COMPANY
      Schedules of Investments                                                                32
         The U.S. Large Company Series                                                        32
         The U.S. Large Cap Value Series                                                      37
         The U.S. Small Cap Series                                                            40
         The DFA International Value Series                                                   68
         The Japanese Small Company Series                                                    76
         The Pacific Rim Small Company Series                                                 87
         The United Kingdom Small Company Series                                              97
         The Continental Small Company Series                                                103
      Statements of Assets and Liabilities                                                   118
      Statements of Operations                                                               120
      Statements of Changes in Net Assets                                                    122
      Financial Highlights                                                                   126
      Notes to Financial Statements                                                          130

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                  136

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                        i
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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY

                            SCHEDULES OF INVESTMENTS

                                  MAY 31, 2004

                             THE GLOBAL VALUE SERIES

                                   (UNAUDITED)

                                                                                                 VALUE+
                                                                                                 ------
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company (49.7%) (3,638,327 Shares, Cost $52,330,229)                                $   61,305,810
Investment in The DFA International Value Series of The DFA Investment
   Trust Company (50.3%) (4,454,305 Shares, Cost $48,158,824)                                    62,137,555
                                                                                             --------------
      Total Investments(100%) (Cost $100,489,053)++                                          $  123,443,365
                                                                                             ==============

----------
++The cost for federal income tax purposes is $100,603,912.

                         THE GLOBAL LARGE COMPANY SERIES
                                   (UNAUDITED)

                                                                                                 VALUE+
                                                                                                 ------
Investment in The U.S. Large Company Series of The DFA Investment
   Trust Company (50.0%) (Cost $27,158,783)                                                  $   31,196,793
Investment in The Large Cap International Portfolio of DFA Investment
   Dimensions Group Inc. (50.0%) (1,979,239 Shares, Cost $27,151,860)                            31,192,807
                                                                                             --------------
      Total Investments(100%) (Cost $54,310,643)++                                           $   62,389,600
                                                                                             ==============

----------
++The cost for federal income tax purposes is $54,891,075.

                         THE GLOBAL SMALL COMPANY SERIES
                                   (UNAUDITED)

                                                                                                 VALUE+
                                                                                                 ------
Investment in The U.S. Small Cap Series of The DFA Investment
   Trust Company (49.5%) (5,167,651 Shares, Cost $56,035,037)                                $   75,085,973
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (14.2%) (Cost $17,638,002)                                           21,644,875
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (6.0%) (Cost $8,560,436)                                              9,237,488
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (9.9%) (Cost $11,208,914)                                            15,007,136
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (20.4%) (Cost $20,788,400)                                           31,091,842
                                                                                             --------------
      Total Investments(100%) (Cost $114,230,789)++                                          $  152,067,314
                                                                                             ==============

----------
++The cost for federal income tax purposes is $114,263,639.
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                   THE GLOBAL        THE GLOBAL
                                                                 THE GLOBAL          LARGE             SMALL
                                                                   VALUE            COMPANY           COMPANY
                                                                  SERIES             SERIES            SERIES
                                                               --------------    --------------    --------------
ASSETS:
Investments at Value                                           $      123,443    $       62,390    $      152,067
Cash                                                                       18                21                20
Receivables:
   From Advisor                                                            --                 7                --
   Fund Shares Sold                                                       143               214                43
                                                               --------------    --------------    --------------
    Total Assets                                                      123,604            62,632           152,130
                                                               --------------    --------------    --------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                        143               214                43
   Due to Advisor                                                          19                --                --
Accrued Expenses and Other Liabilities                                     12                 6                12
                                                               --------------    --------------    --------------
    Total Liabilities                                                     174               220                55
                                                               --------------    --------------    --------------
NET ASSETS                                                     $      123,430    $       62,412    $      152,075
                                                               ==============    ==============    ==============

SHARES OUTSTANDING $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                         10,902,825         7,843,251        11,727,776
                                                               ==============    ==============    ==============

NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE                                                   $        11.32    $         7.96    $        12.97
                                                               ==============    ==============    ==============
Investments at Cost                                            $      100,489    $       54,321    $      114,231
                                                               ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                $      100,473    $       56,351    $      112,340
Accumulated Net Investment Income (Loss)                                  114               180               669
Accumulated Net Realized Gain (Loss)                                     (111)           (2,198)            1,223
Unrealized Appreciation (Depreciation) from Investment
   Securities, Foreign Currency and Futures                            22,954             8,079            37,840
Unrealized Net Foreign Exchange Gain (Loss)                                --                --                 3
                                                               --------------    --------------    --------------
    Total Net Assets                                           $      123,430    $       62,412    $      152,075
                                                               ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                              (AMOUNT IN THOUSANDS)
                                   (UNAUDITED)

                                                                                   THE GLOBAL        THE GLOBAL
                                                                 THE GLOBAL          LARGE             SMALL
                                                                   VALUE            COMPANY           COMPANY
                                                                  SERIES             SERIES            SERIES
                                                               --------------    --------------    --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
    Investment Trust Company                                   $          448    $          403    $           92
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and
    $107, respectively)                                                    --               228               981
   Interest                                                                --                 2                 7
   Income from Securities Lending                                          --                 1                77
   Expenses Allocated from Master Funds                                    --                (7)             (106)
                                                               --------------    --------------    --------------
        Total Investment Income                                           448               627             1,051
                                                               --------------    --------------    --------------

EXPENSES
   Accounting & Transfer Agent Fees                                        16                17                19
   Legal Fees                                                               1                --                 2
   Audit Fees                                                               2                 1                 3
   Shareholders' Reports                                                    3                 1                 2
                                                               --------------    --------------    --------------
        Total Expenses                                                     22                19                26
        Fees Waived, Expenses Reimbursed and/or Previously
         Waived Fees Recovered by Advisor (Note C)                         14               (13)               --
                                                               --------------    --------------    --------------
   Net Expenses                                                            36                 6                26
                                                               --------------    --------------    --------------
   NET INVESTMENT INCOME (LOSS)                                           412               621             1,025
                                                               --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from The DFA Investment
    Trust Company                                                          --                --                28
   Net Realized Gain (Loss) on Investment Securities Sold                  (3)              (14)            1,207
   Net Realized Gain (Loss) on Futures                                     --                53                --
   Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                         10,466             3,071            10,418
    Futures                                                                --               (18)               --
   Translation of Foreign Currency Denominated Amounts                     --                --                (7)
                                                               --------------    --------------    --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY                                                           10,463             3,092            11,646
                                                               --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $       10,875    $        3,713    $       12,671
                                                               ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                          THE GLOBAL              THE GLOBAL LARGE           THE GLOBAL SMALL
                                                         VALUE SERIES              COMPANY SERIES             COMPANY SERIES
                                                  ------------------------    ------------------------    ------------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED        ENDED
                                                     MAY 31,      NOV. 30,      MAY 31,       NOV. 30,      MAY 31,      NOV. 30,
                                                      2004          2003         2004           2003         2004          2003
                                                  -----------    ---------    -----------    ---------    -----------    ---------
                                                  (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                   $       412    $   1,243    $       621    $     450    $     1,025    $   1,230
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                --           26             --           --             28           --
   Net Realized Gain (Loss) on
    Investment Securities Sold                             (3)         (40)           (14)        (597)         1,207        5,073
   Net Realized Gain (Loss) on Futures                     --           --             53           60             --           --
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --           --             --           --             --           16
Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 10,466       16,930          3,071        6,294         10,418       30,137
    Futures                                                --           --            (18)          (8)            --           --
Translation of Foreign Currency
   Denominated Amounts                                     --           --             --           --             (7)          10
                                                  -----------    ---------    -----------    ---------    -----------    ---------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                          10,875       18,159          3,713        6,199         12,671       36,466
                                                  -----------    ---------    -----------    ---------    -----------    ---------
Distributions From:
   Net Investment Income                               (1,463)        (609)          (674)        (327)        (1,530)        (465)
   Net Short-Term Gains                                    --           --             --           --           (371)          --
   Net Long-Term Gains                                    (23)         (12)            --           --         (4,547)          --
                                                  -----------    ---------    -----------    ---------    -----------    ---------
    Total Distributions                                (1,486)        (621)          (674)        (327)        (6,448)        (465)
                                                  -----------    ---------    -----------    ---------    -----------    ---------
Capital Share Transactions (1):
   Shares Issued                                       19,286       28,091         14,788       17,366         11,818       49,714
   Shares Issued in Lieu of Cash Distributions          1,267          529            573          278          6,162          395
   Shares Redeemed                                         --           --           (448)        (139)            --       (1,458)
                                                  -----------    ---------    -----------    ---------    -----------    ---------
   Net Increase (Decrease) from Capital Share
    Transactions                                       20,553       28,620         14,913       17,505         17,980       48,651
                                                  -----------    ---------    -----------    ---------    -----------    ---------
    Total Increase (Decrease)                          29,942       46,158         17,952       23,377         24,203       84,652
NET ASSETS
   Beginning of Period                                 93,488       47,330         44,460       21,083        127,872       43,220
                                                  -----------    ---------    -----------    ---------    -----------    ---------
   End of Period                                  $   123,430    $  93,488    $    62,412    $  44,460    $   152,075    $ 127,872
                                                  ===========    =========    ===========    =========    ===========    =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       1,721        3,200          1,868        2,619            916        5,345
    Shares Issued in Lieu of Cash Distributions           119           67             75           46            514           48
    Shares Redeemed                                        --           --            (57)         (23)            --         (128)
                                                  -----------    ---------    -----------    ---------    -----------    ---------
                                                        1,840        3,267          1,886        2,642          1,430        5,265
                                                  ===========    =========    ===========    =========    ===========    =========

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                THE GLOBAL VALUE SERIES
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR         YEAR         YEAR         YEAR       AUG. 27
                                                        ENDED        ENDED        ENDED        ENDED        ENDED          TO
                                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                         2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period                  $    10.32   $     8.17   $     9.07   $     9.52   $     9.67   $    10.00
                                                      ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.04         2.11         0.11         0.15         0.14         0.06
   Net Loss on Securities (Realized and Unrealized)         1.12         0.14        (0.72)       (0.18)       (0.01)       (0.39)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
     Total From Investrment Operations                      1.16         2.25        (0.61)       (0.03)        0.13        (0.33)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.16)       (0.10)       (0.13)       (0.04)       (0.18)          --
   Net Realized Gains                                         --           --        (0.16)       (0.38)       (0.10)          --
                                                      ----------   ----------   ----------   ----------   ----------   ----------
     Total Distributions                                   (0.16)       (0.10)       (0.29)       (0.42)       (0.28)          --
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                             $    11.32   $    10.32   $     8.17   $     9.07   $     9.52   $     9.67
=================================================================================================================================
Total Return                                               11.35%#      28.01%       (6.84)%      (0.49)%       1.39%       (3.30)%#
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  123,430   $   93,488   $   44,330   $    8,938   $    2,638   $      917
Ratio of Expenses to Average Net Assets(1)                 0.255%*      0.368%       0.375%       0.375%        0.47%        0.50%*
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses and/or
  recovery of previously waived fees)(1)                   0.225%*      0.298%       0.465%       0.805%        2.03%        5.22%*
Ratio of Net Investment Income to Average Net Assets        0.73%*       1.96%        2.17%        2.21%        2.18%        2.62%*
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses
  and/or recovery of previously waived fees)                0.76%*       2.03%        2.08%        1.78%        0.62%       (2.32)%*
Portfolio Turnover Rate                                      N/A          N/A          N/A          N/A          N/A          N/A

                                                                     THE GLOBAL LARGE COMPANY SERIES
                                                      --------------------------------------------------------------
                                                      SIX MONTHS      YEAR         YEAR         YEAR       AUG. 21
                                                        ENDED        ENDED        ENDED        ENDED          TO
                                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                         2004         2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period                  $     7.46   $     6.36   $     7.47   $     8.91   $    10.00
                                                      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.09         0.10         0.10         0.10         0.02
   Net Loss on Securities (Realized and Unrealized)         0.52         1.09        (1.12)       (1.46)       (1.11)
                                                      ----------   ----------   ----------   ----------   ----------
     Total From Investrment Operations                      0.61         1.19        (1.02)       (1.36)       (1.09)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.11)       (0.09)       (0.09)       (0.08)          --
   Net Realized Gains                                         --           --           --           --           --
                                                      ----------   ----------   ----------   ----------   ----------
     Total Distributions                                   (0.11)       (0.09)       (0.09)       (0.08)          --
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                             $     7.96   $     7.46   $     6.36   $     7.47   $     8.91
====================================================================================================================
Total Return                                                8.22%#      19.07%      (13.80)%     (15.41)%     (10.90)%#
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   62,412   $   44,460   $   21,083   $    7,404   $      190
Ratio of Expenses to Average Net Assets(1)                  0.25%*       0.25%        0.25%        0.25%        0.25%*
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)(1)                   0.30%*       0.37%        0.57%        0.88%        3.37%*
Ratio of Net Investment Income to Average Net Assets        2.02%*       1.29%        1.01%        0.44%        0.63%*
Ratio of Net Investment Income to Average Net Assets
   (excluding waivers and assumption of expenses
   and/or recovery of previously waived fees)               1.97%*       1.17%        0.69%       (0.19)%      (2.49)%*
Portfolio Turnover Rate                                      N/A          N/A          N/A          N/A          N/A

*  Annualized
#  Non-annualized
(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.
N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                                                                              THE GLOBAL SMALL COMPANY SERIES
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS       YEAR          YEAR          YEAR         AUG. 21
                                                                ENDED          ENDED         ENDED         ENDED          TO
                                                               MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                2004           2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period                          $   12.42      $    8.59     $    9.08     $    9.10     $   10.00
                                                              ---------      ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.09           0.13          0.10          0.10          0.04
   Net Loss on Securities (Realized and Unrealized)                1.08           3.79         (0.47)         0.07         (0.92)
                                                              ---------      ---------     ---------     ---------     ---------
     Total From Investrment Operations                             1.17           3.92         (0.37)         0.17         (0.88)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                          (0.15)         (0.09)        (0.10)        (0.05)        (0.02)
   Net Realized Gains                                             (0.47)            --         (0.02)        (0.14)           --
                                                              ---------      ---------     ---------     ---------     ---------
     Total Distributions                                          (0.62)         (0.09)        (0.12)        (0.19)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                     $   12.97      $   12.42     $    8.59     $    9.08     $    9.10
================================================================================================================================
Total Return                                                       9.84%#        46.17%         4.20%         1.87%        (8.80)%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                         $ 152,075      $ 127,872     $  43,220     $   6,795     $     759
Ratio of Expenses to Average Net Assets(1)                         0.22%*         0.30%        0.375%        0.375%        0.375%*
Ratio of Expenses to Average Net Assets (excluding waivers
   and assumption of expenses and/or recovery of previously
   waived fees)(1)                                                 0.22%*         0.26%        0.455%        1.065%         2.55%*
Ratio of Net Investment Income to Average Net Assets               1.41%*         1.55%         1.81%         1.98%         2.62%*
Ratio of Net Investment Income to Average Net Assets
   (excluding waivers and assumption of expenses and/or
   recovery of previously waived fees)                             1.41%*         1.59%         1.73%         1.29%         0.45%*
Portfolio Turnover Rate                                             N/A            N/A           N/A           N/A           N/A

*  Annualized
#  Non-annualized
(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight (the "Master Funds") are presented elsewhere in this report.

      The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)
The Global Value Series
The Global Large Company Series
The Global Small Company Series

MASTER FUNDS
The U.S. Large Cap Value Series (ITC)
The DFA International Value Series (ITC)
The U.S. Large Company Series (ITC)
Large Cap International Portfolio (IDG)
The U.S. Small Cap Series (ITC)
The Japanese Small Company Series (ITC)
The United Kingdom Small Company Series (ITC)
The Pacific Rim Small Company Series (ITC)
The Continental Small Company Series (ITC)

      At May 31, 2004, no one Global Fund owned more than 5% of any one Master Funds' total net assets.

      The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

      2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Trust or Global Funds are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Global Large Company Series and The Global Small Company Series each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

      The Advisor has agreed to waive its fees and to assume each Global Fund's expenses (including the expenses the Global Funds bear as a shareholder of their Master Funds) to the extent necessary to limit the expenses of each Global Fund to the following rates as a percentage of average net assets on an annualized basis: 0.375% for The Global Value Series; 0.25% for The Global Large Company Series; and 0.375% for The Global Small Company Series. At any time that the annualized expenses of a Global Fund are less than the rate listed above for such Global Fund on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Global Funds' annualized expenses to exceed the applicable percentage of average net assets as listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver shall remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Trust to the Advisor. At May 31, 2004, The Global Large Company Series had approximately $121,000 of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

      Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The Global Value Series                                 $  1,560
          The Global Large Company Series                              773
          The Global Small Company Series                            2,034

E.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since it is the intention of each of the Global Funds to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                 GROSS UNREALIZED   GROSS UNREALIZED
                                                   APPRECIATION       DEPRECIATION        NET
                                                 ----------------   ----------------   --------
The Global Value Series                              $ 22,954           $ (115)        $ 22,839
The Global Large Company Series                         8,069             (570)           7,499
The Global Small Company Series                        37,837              (33)          37,804

      For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Global Fund had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                               EXPIRES ON NOVEMBER 30
                                                               ----------------------
                                                    2008     2009      2010      2011      TOTAL
                                                    ----     ----      ----      ----      -----
The Global Large Company Series                     $  8    $  556    $  625    $  484    $ 1,673

      Certain of the Master Fund's held by The Global Small Company Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Global Small Company Series received unrealized appreciation/(depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $131,789 and $29,084 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Global Funds during the six months ended May 31, 2004.

      The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the six months ended May 31, 2004.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (21.8%)
   3I Group P.L.C.                                                      46,244   $       519,059
   Abbey National P.L.C.                                               113,033           930,477
   Aegis Group P.L.C.                                                   83,410           134,961
   Aggregate Industries P.L.C.                                         102,663           158,646
   Aggreko P.L.C.                                                       20,000            54,875
   Alliance & Leicester P.L.C.                                          39,509           597,705
   Alliance Unichem P.L.C.                                              36,707           425,655
   Allied Domecq P.L.C.                                                 86,312           717,778
   Amec P.L.C.                                                          20,420           100,316
   Amvescap P.L.C.                                                      72,635           487,298
   Antofagasta P.L.C.                                                   18,852           311,463
   Arm Holdings P.L.C.                                                  81,867           176,150
   Arriva P.L.C.                                                        14,532           103,890
   Associated British Foods P.L.C.                                     105,111         1,234,381
   Associated British Ports Holdings P.L.C.                             25,743           206,433
   Aviva P.L.C.                                                        181,082         1,767,893
 * AWG P.L.C.                                                           11,429           128,663
   BAA P.L.C.                                                           85,607           854,008
   BAE Systems P.L.C.                                                  244,805           923,606
   Balfour Beatty P.L.C.                                                31,669           145,027
   Barclays P.L.C.                                                     518,582         4,529,560
   Barratt Developments P.L.C.                                          18,632           196,042
   BBA Group P.L.C.                                                     33,869           157,722
   Bellway P.L.C.                                                        8,267           114,434
   Berkeley Group P.L.C.                                                10,535           178,027
   BG Group P.L.C.                                                     282,618         1,721,754
   BHP Billiton P.L.C.                                                 197,451         1,662,400
   BOC Group P.L.C.                                                     37,915           619,229
   Boots Group P.L.C.                                                   61,958           746,330
   BP Amoco P.L.C.                                                   1,755,679        15,336,949
   BPB P.L.C.                                                           38,502           274,542
   Bradford & Bingley P.L.C.                                            50,958           259,587
   Brambles Industries P.L.C.                                           56,451           219,350
 * British Airways P.L.C.                                              144,628           672,133
   British American Tobacco P.L.C.                                     215,156         3,154,686
   British Land Co. P.L.C.                                              38,039           467,343
   British Sky Broadcasting Group P.L.C.                               224,474         2,521,164
   Brixton P.L.C.                                                       18,052            96,044
   BT Group P.L.C.                                                     687,240         2,307,637
 * BTG P.L.C.                                                            5,600            11,712
   Bunzl P.L.C.                                                         35,893           301,705
 * Cable and Wireless P.L.C.                                           190,789           431,393
   Cadbury Schweppes P.L.C.                                            165,347         1,406,588
 * Cairn Energy P.L.C.                                                  12,046           233,422
 * Canary Wharf Group P.L.C.                                            40,100           217,648
   Capita Group P.L.C.                                                  52,090           295,620
   Carnival P.L.C.                                                      16,498           740,408
   Carpetright P.L.C.                                                    3,639            66,346
   Carphone Warehouse Group P.L.C.                                      74,224           187,104
   Cattles P.L.C.                                                       24,078           144,612
 * Celltech P.L.C.                                                      22,212           221,556
   Centrica P.L.C.                                                     341,281         1,332,076
   Close Brothers Group P.L.C.                                          10,800           159,099
   Cobham P.L.C.                                                         8,902   $       222,156
   Collins Stewart Tullett P.L.C.                                       17,814           143,559
 * Colt Telecom Group P.L.C.                                           171,894           264,807
   Compass Group P.L.C.                                                172,356         1,076,284
   Computacenter P.L.C.                                                  9,463            67,666
 * Cookson Group P.L.C.                                                130,539           103,732
 * Corus Group P.L.C.                                                  328,172           203,433
   Davis Service Group P.L.C.                                           15,000           100,813
   De la Rue P.L.C.                                                     12,250            73,161
   Diageo P.L.C.                                                       242,323         3,216,108
   Dixons Group P.L.C.                                                 155,894           435,407
 * Easyjet P.L.C.                                                       36,683           133,889
 * Egg P.L.C.                                                           44,910           132,460
   Electrocomponents P.L.C.                                             33,949           220,347
   Emap P.L.C.                                                          20,531           286,337
   EMI Group P.L.C.                                                     61,510           246,846
   Enterprise Inns P.L.C.                                               27,237           306,458
   First Choice Holidays P.L.C.                                         31,231            68,558
   Firstgroup P.L.C.                                                    32,236           162,991
   FKI P.L.C.                                                           39,662            80,632
   Friends Provident P.L.C.                                            140,267           355,540
   Galen Holdings P.L.C.                                                17,950           238,436
   Gallaher Group P.L.C.                                                52,359           640,575
 * General Electric Co.                                                 22,898           710,406
   GKN P.L.C.                                                           57,264           240,851
   Glaxosmithkline P.L.C.                                              474,682         9,932,322
   Great Portland Estates P.L.C.                                        13,760            66,239
   Great Universal Stores P.L.C.                                        81,129         1,207,797
   Hammerson P.L.C.                                                     20,700           256,768
   Hanson P.L.C.                                                        58,957           450,214
   Hays P.L.C.                                                         140,670           318,714
   HBOS P.L.C.                                                         308,670         4,044,215
 * HHG P.L.C.                                                          284,569           224,349
   Hilton Group P.L.C.                                                 123,435           600,457
   HSBC Holdings P.L.C.                                                879,895        13,050,087
   ICAP P.L.C.                                                          57,946           301,495
   IMI P.L.C.                                                           28,268           190,626
   Imperial Chemical Industries P.L.C.                                  95,296           381,164
   Imperial Tobacco Group P.L.C.                                        58,335         1,295,985
   Inchcape P.L.C.                                                       6,503           187,873
   Intercontinental Hotels Group P.L.C.                                 57,738           553,478
 * International Power P.L.C.                                           86,376           230,036
 * Intertek Group P.L.C.                                                11,060           109,790
 * Invensys P.L.C.                                                     407,608           121,362
   Isoft Group P.L.C.                                                   19,129           135,663
   ITV P.L.C.                                                          285,888           622,441
 * ITV P.L.C. Convertible Shares                                         7,428             9,942
   Jardine Lloyd Thompson Group P.L.C.                                  18,114           155,728
   Johnson Matthey P.L.C.                                               17,203           279,605
   Johnston Press P.L.C.                                                26,959           270,193
   Kelda Group P.L.C.                                                   29,200           263,323
   Kesa Electricals P.L.C.                                              32,274           168,268
   Kidde P.L.C.                                                         59,000           122,991
   Kingfisher P.L.C.                                                   186,504           977,652
   Land Securities Group P.L.C.                                         36,335           778,866
   Legal and General Group P.L.C.                                      524,402           855,166

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Liberty International P.L.C.                                         30,108   $       408,471
   Lloyds TSB Group P.L.C.                                             459,645         3,626,343
   Logicacmg P.L.C.                                                     33,214           113,996
   Lonmin P.L.C.                                                        11,312           197,806
   Man Group P.L.C.                                                     27,385           820,778
   Manchester United P.L.C.                                             12,673            56,070
 * Marconi Corp. P.L.C.                                                 15,946           190,148
   Marks & Spencer Group P.L.C.                                        179,849         1,185,293
 * Matalan P.L.C.                                                       16,817            56,183
   Meggitt P.L.C.                                                       22,329           102,830
   MFI Furniture Group P.L.C.                                           43,800           119,980
   Millennium and Copthorne Hotels P.L.C.                               19,218           111,540
   Misys P.L.C.                                                         43,945           167,700
   Mitchells & Butlers P.L.C.                                           41,579           197,658
 * MM02 P.L.C.                                                         613,859         1,098,652
   Morrison (Wm.) Supermarkets P.L.C.                                  232,964           975,482
*# My Travel Group P.L.C.                                               22,000             3,524
   National Express Group P.L.C.                                        11,282           144,153
   National Grid Group P.L.C.                                          247,008         1,959,476
   Next P.L.C.                                                          20,660           525,069
   Northern Foods P.L.C.                                                37,322           105,906
   Northern Rock P.L.C.                                                 32,854           436,411
   Novar P.L.C.                                                         31,464            72,096
   Ocean Group P.L.C.                                                   23,727           307,112
   Pearson P.L.C.                                                       63,897           777,773
   Peninsular & Oriental Steam Navigation P.L.C.                        53,886           211,835
   Pennon Group P.L.C.                                                   9,163           123,733
   Persimmon P.L.C.                                                     23,227           255,847
   Pilkington P.L.C.                                                   115,030           190,695
   Premier Farnell P.L.C.                                               25,039           111,100
   Provident Financial P.L.C.                                           17,113           199,304
   Prudential Corp. P.L.C.                                             160,312         1,318,172
 * Punch Taverns, Ltd.                                                  19,772           186,003
   RAC P.L.C.                                                            8,737           106,201
   Rank Group P.L.C.                                                    47,588           267,811
   Reckitt Benckiser P.L.C.                                             65,675         1,780,561
   Reed International P.L.C.                                           101,697           979,650
   Rentokill Initial P.L.C.                                            145,356           391,163
   Reuters Holdings Group P.L.C.                                       111,737           745,544
   Rexam P.L.C.                                                         43,852           354,989
   Rio Tinto P.L.C.                                                     84,341         2,029,587
   RMC Group P.L.C.                                                     20,763           208,954
   Rolls Royce Group P.L.C.                                            143,381           593,690
 * Rolls Royce Group P.L.C.                                          6,007,200            11,014
   Royal & Sun Alliance Insurance Group P.L.C.                         215,936           320,569
   Royal Bank of Scotland Group P.L.C.                                 248,949         7,524,576
   Sabmiller P.L.C.                                                     97,983         1,184,117
   Sage Group P.L.C.                                                   104,202           338,210
   Sainsbury (J.) P.L.C.                                               201,257         1,004,677
   Schroders P.L.C.                                                     27,720           307,973
   Scottish & Newcastle P.L.C.                                          78,609           614,853
   Scottish Hydro-Electric P.L.C.                                       68,595           870,529
   Scottish Power P.L.C.                                               148,763         1,078,520
   Securicor P.L.C.                                                     35,700            78,920
   Serco Group P.L.C.                                                   32,613           120,867
   Severn Trent P.L.C.                                                  27,608           408,877
   Shell Transport & Trading Co., P.L.C.                               771,058         5,556,283
 * Shire Pharmaceuticals Group P.L.C.                                   37,357           339,373
   Signet Group P.L.C.                                                 134,651           290,609
   Slough Estates P.L.C.                                                31,300   $       246,391
   Smith & Nephew P.L.C.                                                73,281           770,584
   Smith (W.H.) P.L.C.                                                  18,540           121,640
   Smiths Industries P.L.C.                                             43,759           559,394
   Somerfield P.L.C.                                                    37,078            97,458
 * Spirent P.L.C.                                                       72,279            85,439
   SSL International P.L.C.                                             12,000            70,109
   Stagecoach Holdings P.L.C.                                           93,831           141,078
   Standard Chartered P.L.C.                                           105,639         1,744,426
   Tate & Lyle P.L.C.                                                   43,737           242,197
   Taylor Nelson AGB P.L.C.                                             30,623           113,192
   Taylor Woodrow P.L.C.                                                43,614           202,843
   Tesco P.L.C.                                                        614,199         2,803,361
 * TI Automotive P.L.C. Series A                                        18,000                 0
   Tomkins P.L.C.                                                       60,314           287,485
   Travis Perkins P.L.C.                                                 9,101           223,740
   Trinity Mirror P.L.C.                                                23,499           267,350
   Unilever P.L.C.                                                     244,455         2,322,184
   United Business Media P.L.C.                                         25,000           202,704
   United Utilities P.L.C.                                              58,301           579,979
   Viridian Group P.L.C.                                                 9,554           103,233
   Vodafone Group P.L.C.                                             5,367,560        12,650,813
   Whitbread P.L.C.                                                     23,799           348,938
   William Hill P.L.C.                                                  32,901           327,066
   Wilson Bowden P.L.C.                                                  8,193           155,566
   Wimpey (George) P.L.C.                                               30,536           206,209
   Wolseley P.L.C.                                                      45,455           683,135
   WPP Group P.L.C.                                                     94,636           942,826
   Xstrata P.L.C.                                                       76,145           963,094
   Zeneca Group P.L.C.                                                 134,465         6,243,049
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $158,308,824)                                                                176,427,506
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.6%)
 * British Pound Sterling
     (Cost $5,026,893)                                                                 5,018,287
                                                                                 ---------------
TOTAL -- UNITED KINGDOM
  (Cost $163,335,717)                                                                181,445,793
                                                                                 ---------------
JAPAN -- (18.9%)
COMMON STOCKS -- (18.6%)
   Acom Co., Ltd.                                                        7,500           502,924
   Aderans Co., Ltd.                                                     1,900            39,634
   Advantest Corp.                                                       6,370           450,813
   AEON Co., Ltd.                                                       22,400           938,977
   Aeon Credit Service, Ltd.                                             2,700           177,308
   Aiful Corp.                                                           6,600           646,148
   AIOI Insurance Co., Ltd.                                             33,000           143,574
   Aisin Seiki Co., Ltd.                                                17,400           322,614
   Ajinomoto Co., Inc.                                                  35,000           402,293
   Alfresa Holdings Corp.                                                  700            33,694
 # All Nippon Airways Co., Ltd.                                         92,000           282,256
   Alps Electric Co., Ltd.                                               9,000           113,594
   Amada Co., Ltd.                                                      22,000           125,140
   Amano Corp.                                                           3,000            24,128
 # Anritsu Corp.                                                         6,000            37,577
   Aoyama Trading Co., Ltd.                                              2,600            60,411
   Ariake Japan Co., Ltd.                                                1,210            32,962
   Arisawa Manufacturing Co., Ltd.                                         600            26,837
   Asahi Breweries, Ltd.                                                27,000           284,563
   Asahi Glass Co., Ltd.                                                82,000           866,820

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Asahi Kasei Corp.                                                    75,000   $       369,106
   Asatsu-Dk, Inc.                                                       2,600            67,208
 * Ashikaga Financial Group, Inc.                                       41,000               371
   Autobacs Seven Co., Ltd.                                              1,800            50,821
   Avex Inc.                                                             1,000            16,123
   Awa Bank, Ltd.                                                        5,000            28,718
   Bandai Co., Ltd.                                                      5,000           124,164
   Bank of Kyoto, Ltd.                                                  10,000            65,943
   Bank of Yokohama, Ltd.                                               60,000           342,809
   Bellsystem24, Inc.                                                      170            37,344
   Benesse Corp.                                                         5,000           151,962
   Bridgestone Corp.                                                    55,000           917,873
   Brother Industries, Ltd.                                             13,000           119,048
   C&S Co., Ltd.                                                         2,800            63,854
   Calsonic Corp.                                                        4,000            27,145
   Canon, Inc.                                                          49,000         2,419,819
   Capcom Co., Ltd.                                                      2,000            20,487
   Casio Computer Co., Ltd.                                             14,000           186,593
   Central Glass Co., Ltd.                                              10,000            74,666
   Central Japan Railway Co.                                               181         1,457,986
   Chiba Bank, Ltd.                                                     44,000           253,206
   Chubu Electric Power Co., Ltd.                                       41,200           858,876
   Chugai Pharmaceutical Co., Ltd.                                      42,000           636,144
   Chugoku Bank, Ltd.                                                    6,000            60,650
   Chugoku Electric Power Co., Ltd.                                     22,100           371,908
   Citizen Watch Co., Ltd.                                              15,000           156,770
   Coca-Cola West Japan Co., Ltd.                                        3,600            86,913
   Comsys Holdings Corp.                                                 5,000            37,096
   Cosmo Oil Co., Ltd.                                                  14,000            34,226
   Credit Saison Co., Ltd.                                               8,900           253,597
   CSK Corp.                                                             3,600           139,210
   Dai Nippon Ink & Chemicals, Inc.                                     37,000            84,035
   Dai Nippon Pharmaceutical Co., Ltd.                                   4,000            30,315
   Dai Nippon Printing Co., Ltd.                                        46,000           703,554
 # Dai Nippon Screen Mfg. Co., Ltd.                                     11,000            68,670
   Daicel Chemical Industries, Ltd.                                     19,000            82,608
   Daido Steel Co., Ltd.                                                11,000            26,393
*# Daiei, Inc.                                                          12,000            35,550
   Daifuku Co., Ltd.                                                     3,000            13,823
   Daihatsu Motor Co., Ltd.                                             20,000           117,602
 # Dai-Ichi Pharmaceutical Co., Ltd.                                    14,400           238,249
   Daikin Industries, Ltd.                                              14,000           331,516
   Daimaru, Inc.                                                        12,000           105,291
   Daishi Bank, Ltd.                                                     8,000            27,477
   Daito Trust Construction Co., Ltd.                                    8,300           298,653
   Daiwa House Industry Co., Ltd.                                       30,000           338,677
   Daiwa Securities Co., Ltd.                                           74,000           516,545
   Denki Kagaku Kogyo KK                                                22,000            69,487
   Denso Corp.                                                          67,700         1,452,863
   Dentsu, Inc.                                                            166           429,387
 * Disco Corp.                                                             500            22,531
   Dowa Mining Co., Ltd.                                                16,000            88,312
   East Japan Railway Co.                                                  235         1,214,356
   Ebara Corp.                                                          13,000            58,473
   Elsai Co., Ltd.                                                      18,600           483,700
   Ezaki Glico Co., Ltd.                                                 3,000            21,331
   Familymart Co., Ltd.                                                  5,200           152,091
   Fanuc, Ltd.                                                          17,800         1,040,257
   Fast Retailing Co., Ltd.                                              8,100           580,586
   Fuji Electric Co., Ltd.                                              40,000            98,385
   Fuji Heavy Industries                                                37,000           182,428
   Fuji Oil Co., Ltd.                                                    1,900   $        22,155
   Fuji Photo Film Co., Ltd.                                            28,000           832,251
   Fuji Soft ABC, Inc.                                                   1,000            33,797
   Fuji Television Network, Inc.                                           124           282,562
   Fujikura, Ltd.                                                       17,000            81,371
   Fujisawa Pharmaceutical Co., Ltd.                                    19,500           431,552
   Fujitsu Support & Service, Inc.                                       2,000            36,142
   Fujitsu, Ltd.                                                       122,000           823,924
 # Fukuoka Bank, Ltd.                                                   30,000           155,361
   Funai Electric Co., Ltd.                                              2,100           289,323
 * Furukawa Electric Co., Ltd.                                          30,000           111,446
   Futaba Industrial Co., Ltd.                                           1,400            21,662
   Glory, Ltd.                                                           1,600            22,659
   Gunma Bank, Ltd.                                                     25,000           115,023
   Gunze, Ltd.                                                           8,000            38,169
   Hachijuni Bank, Ltd.                                                 26,000           155,460
 * Hamamatsu Photonics K.K                                               1,400            24,269
 * Hankyu Corp.                                                         45,000           173,437
   Hankyu Department Stores, Inc.                                       10,000            88,536
   Hanshin Electric Railway Co., Ltd.                                    7,000            22,722
   Higo Bank, Ltd.                                                       5,000            28,719
   Hikari Tsushin, Inc.                                                  2,700           107,760
   Hino Motors, Ltd.                                                    32,000           192,668
   Hirose Electric Co., Ltd.                                             2,100           229,734
   Hiroshima Bank, Ltd.                                                 30,000           133,727
   Hitachi Cable, Ltd.                                                  18,000            80,868
   Hitachi Chemical Co., Ltd.                                           10,500           177,964
 # Hitachi Construction Machinery Co., Ltd.                              8,000            95,325
   Hitachi High-Technologies Corp.                                       6,400            88,886
 * Hitachi Information Systems, Ltd.                                       900            28,320
   Hitachi Metals, Ltd.                                                  5,000            23,876
   Hitachi Software Engineering Co., Ltd.                                3,000            62,268
 * Hitachi Zosen Corp.                                                  20,000            31,662
   Hitachi, Ltd.                                                       198,000         1,356,892
   Hokkaido Electric Power Co., Inc.                                    10,800           179,934
   Hokkoku Bank, Ltd.                                                    9,000            43,096
   Hokuetsu Paper Mills, Ltd.                                            4,000            21,465
   Hokugin Financial Group, Inc.                                        51,000           103,361
   Hokuriku Electric Power Co., Inc.                                    10,700           175,154
   Honda Motor Co., Ltd.                                                60,600         2,609,772
 * Hosiden Corp.                                                         1,900            23,881
   House Foods Corp.                                                     4,000            51,457
   Hoya Corp.                                                            6,500           670,874
   Hyakugo Bank, Ltd.                                                    5,000            29,744
   Hyakujishi Bank, Ltd.                                                 8,000            49,499
   Ibiden Co., Ltd.                                                      4,200            56,634
   Isetan Co., Ltd.                                                     10,000           134,999
   Ishihara Sangyo Kaisha, Ltd.                                         12,000            23,528
 * Ishikawajima-Harima Heavy Industries Co., Ltd.                       58,000            82,691
 * Isuzu Motors, Ltd.                                                   18,000            42,449
   ITO EN, Ltd.                                                          2,200            94,608
 * Itochu Corp.                                                         82,000           336,206
   Itochu Techno-Science Corp.                                           3,000           116,848
   Ito-Yokado Co., Ltd.                                                 23,000           933,435
   Iyo Bank, Ltd.                                                        9,000            60,441
   Izumi Co., Ltd.                                                       1,000            24,401
*# Japan Airlines System Corp.                                         156,000           454,464
   Japan Aviation Electronics Industry, Ltd.                             2,000            23,124

                                                                        SHARES            VALUE+
                                                                        ------            ------
   JFE Holdings, Inc.                                                   35,200   $       761,672
   JGC Corp.                                                            12,000           100,676
   Joyo Bank, Ltd.                                                      48,000           189,116
   Jsr Corp., Tokyo                                                     15,400           327,550
   Juroku Bank, Ltd.                                                    12,000            50,718
   Kagoshima Bank, Ltd.                                                  4,000            22,422
   Kajima Corp.                                                         57,000           186,213
   Kaken Pharmaceutical Co., Ltd.                                        3,000            16,327
   Kamigumi Co., Ltd.                                                   14,000            92,021
 * Kanebo, Ltd.                                                         19,000            15,287
   Kaneka Corp.                                                         17,000           156,916
 * Kankaku Securities Co., Ltd.                                         34,000            78,330
   Kansai Electric Power Co., Inc.                                      65,200         1,142,713
   Kansai Paint Co., Ltd., Osaka                                         6,000            35,302
   Kao Corp.                                                            33,000           771,757
   Katokichi Co., Ltd.                                                   2,000            35,274
 # Kawasaki Heavy Industries, Ltd.                                      67,000           100,072
 # Kawasaki Kisen Kaisha, Ltd.                                          30,000           138,130
   KDDI Corp.                                                              257         1,496,407
 # Keihin Electric Express Railway Co., Ltd.                            24,000           142,820
   Keio Electric Railway Co., Ltd.                                      34,000           179,838
 * Keisei Electric Railway Co., Ltd.                                     7,000            23,701
   Keyence Corp.                                                         3,000           692,837
   Kikkoman Corp.                                                        9,000            72,534
   Kinden Corp.                                                         14,000            77,935
   Kinki Nippon Railway Co., Ltd.                                       86,280           317,155
   Kirin Brewery Co., Ltd.                                              60,000           570,179
   Kissei Pharmaceutical Co., Ltd.                                       1,000            21,363
 * Kobayashi Pharmaceutical Co., Ltd.                                      900            23,938
   Kobe Steel, Ltd.                                                    146,000           213,130
 * Koei Co., Ltd.                                                          800            19,834
   Kokuyo Co., Ltd.                                                      6,000            73,090
   Komatsu, Ltd.                                                        55,000           331,215
 * Komeri Co., Ltd.                                                      1,100            31,230
   Komori Corp.                                                          4,000            58,940
   Konami Co., Ltd.                                                      6,200           137,719
   Konica Corp.                                                         32,000           433,182
   Kose Corp.                                                            1,650            56,383
 # Koyo Seiko Co.                                                        9,000            91,192
   Kubota Corp.                                                         88,000           407,172
   Kuraray Co., Ltd.                                                    20,000           150,315
   Kuraya Sanseido, Inc.                                                 2,600            38,905
   Kurita Water Industries, Ltd.                                         7,000            89,155
   Kyocera Corp.                                                        10,700           895,258
   Kyowa Exeo Corp.                                                      5,000            32,821
   Kyowa Hakko Kogyo Co., Ltd.                                          23,000           150,438
   Kyushu Electric Power Co., Inc.                                      26,500           455,883
   Lawson Inc.                                                           5,400           197,954
   Lion Corp.                                                            7,000            40,350
 # Lopro Corp.                                                           2,100            12,780
   Mabuchi Motor Co., Ltd.                                               2,600           174,468
   Makita Corp.                                                          7,000            98,239
   Marubeni Corp.                                                       72,000           164,210
   Marui Co., Ltd.                                                      19,000           253,314
   Matsumotokiyoshi Co., Ltd.                                            2,400            65,709
   Matsushita Electric Industrial Co., Ltd.                            144,188         2,000,059
   Matsushita Electric Works, Ltd.                                      27,000           225,335
 # Mazda Motor Corp.                                                    58,000           187,959
   Meiji Dairies Corp.                                                  16,000            78,617
   Meiji Seika Kaisha, Ltd. Tokyo                                       17,000   $        68,951
   Meitec Corp.                                                          1,800            63,022
   Millea Holdings, Inc.                                                    99         1,282,446
   Minebea Co., Ltd.                                                    18,000            79,080
   Mitsubishi Chemical Corp.                                           132,000           311,523
   Mitsubishi Corp.                                                     91,000           899,060
   Mitsubishi Electric Corp.                                           130,000           641,791
   Mitsubishi Estate Co., Ltd.                                          84,000         1,034,189
   Mitsubishi Gas Chemical Co., Inc.                                    27,000           101,526
   Mitsubishi Heavy Industries, Ltd.                                   178,000           465,667
   Mitsubishi Logistics Corp.                                            7,000            61,026
   Mitsubishi Materials Corp.                                           50,000            95,619
*# Mitsubishi Motors Corp.                                              61,000           120,268
 # Mitsubishi Paper Mills, Ltd.                                         13,000            19,563
 # Mitsubishi Pharma Corp.                                              25,000           262,308
   Mitsubishi Rayon Co., Ltd.                                           30,000           104,931
   Mitsubishi Securities Co., Ltd.                                      21,000           248,969
   Mitsubishi Tokyo Financial Group, Inc.                                  456         3,939,324
   Mitsui & Co., Ltd.                                                   96,000           730,350
   Mitsui Chemicals, Inc.                                               44,000           213,424
   Mitsui Engineering and Shipbuilding Co., Ltd.                        36,000            60,884
   Mitsui Fudosan Co., Ltd.                                             41,000           465,534
   Mitsui Marine & Fire Insurance Co., Ltd.                             82,790           737,114
   Mitsui Mining and Smelting Co., Ltd.                                 26,000           102,918
   Mitsui O.S.K. Lines, Ltd.                                            74,000           350,934
   Mitsui Trust Holdings                                                51,000           339,482
   Mitsukoshi, Ltd.                                                     23,000           112,160
   Mitsumi Electric Co., Ltd.                                            3,700            37,869
   Mizuho Holdings, Inc.                                                   741         3,182,993
   Mori Seiki Co., Ltd.                                                  4,000            33,408
   Murata Manufacturing Co., Ltd.                                       12,700           755,950
   Musashino Bank, Ltd.                                                    600            21,676
 # Nagoya Railroad Co., Ltd.                                            40,000           144,075
   Namco, Ltd.                                                           2,200            55,228
   NEC Corp.                                                           112,000           821,212
   NEC Fielding, Ltd.                                                    1,800            48,574
   Net One Systems Co., Ltd.                                                13            52,302
 * Net One Systems Co., Ltd.                                                13            47,872
   NGK Insulators, Ltd.                                                 19,000           135,158
   NGK Spark Plug Co., Ltd.                                             11,000            98,975
   NHK Spring Co., Ltd.                                                  5,000            28,844
   Nichicon Corp.                                                        2,000            25,478
   Nichii Gakkan Co.                                                     1,760            81,154
   Nichirei Corp.                                                       13,000            41,638
   Nidec Corp.                                                           4,400           477,964
   Nikko Cordial Corp.                                                 130,000           679,794
   Nikon Corp.                                                          21,000           225,777
   Nintendo Co., Ltd., Kyoto                                             9,500           970,835
   Nippon Electric Glass Co., Ltd.                                       7,000           150,066
   Nippon Express Co., Ltd.                                             65,000           351,295
   Nippon Kayaku Co., Ltd.                                               9,000            45,677
   Nippon Light Metal Co., Ltd.                                         11,000            26,038
   Nippon Meat Packers, Inc., Osaka                                     10,000           108,883
   Nippon Mining Holdings, Inc.                                         41,500           191,669
   Nippon Mitsubishi Oil Corp.                                          81,000           460,336
   Nippon Sanso Corp.                                                   14,000            64,078
   Nippon Sheet Glass Co., Ltd.                                         20,000            66,195
   Nippon Shinpan Co., Ltd.                                              7,000            23,889
   Nippon Shokubai Co., Ltd.                                             9,000            65,924
   Nippon Steel Corp.                                                  414,000           838,992

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Nippon System Development Co., Ltd.                                     900   $        17,430
   Nippon Telegraph & Telephone Corp.                                    1,288         6,357,386
   Nippon Television Network Corp.                                         700           107,784
   Nippon Unipac Holding, Tokyo                                             57           278,536
   Nippon Yusen KK                                                      63,000           269,392
   Nipponkoa Insurance Co., Ltd.                                        42,000           241,573
   Nishimatsu Construction Co., Ltd.                                    10,000            33,959
 * Nishi-Nippon Railroad Co., Ltd.                                       8,000            24,567
   Nissan Chemical Industries, Ltd.                                     10,000            71,605
   Nissan Motor Co., Ltd.                                              346,700         3,517,006
   Nissay Dowa General Insurance Co., Ltd.                              13,000            65,314
   Nisshin Seifun Group, Inc.                                           12,000           110,312
   Nisshin Steel Co., Ltd.                                              39,000            78,657
   Nisshinbo Industries, Inc.                                            9,000            59,643
 * Nissho Iwai-Nichmen Holdings Corp.                                    4,000            21,304
   Nissin Food Products Co., Ltd.                                        6,000           145,845
   Nitto Denko Corp.                                                     9,200           497,905
   NOK Corp.                                                             9,000           321,808
   Nomura Research Institute, Ltd.                                       2,600           263,409
   Nomura Securities Co., Ltd.                                         110,000         1,686,068
   Noritake Co., Ltd.                                                    4,000            15,930
   NSK, Ltd.                                                            28,000           126,715
   NTN Corp.                                                            22,000           101,703
   NTT Data Corp.                                                          225           662,537
   NTT Docomo, Inc.                                                      3,227         6,062,934
   Obayashi Corp.                                                       38,000           181,392
   Obic Co., Ltd.                                                          500           101,506
   Odakyu Electric Railway Co., Ltd.                                    36,000           190,675
   Ogaki Kyoritsu Bank, Ltd.                                             8,000            43,151
   Oji Paper Co., Ltd.                                                  59,000           375,304
 * Okasan Securities Co., Ltd.                                           4,000            23,395
 * Oki Electric Industry Co., Ltd.                                      30,000           110,733
 # Okumura Corp.                                                        11,000            54,045
   Olympus Optical Co., Ltd.                                            14,000           252,132
   Omron Corp.                                                          13,000           287,928
   Ono Pharmaceutical Co., Ltd.                                          7,200           315,165
   Onward Kashiyama Co., Ltd.                                            8,000           129,010
   Oracle Corp. Japan                                                    9,900           485,281
 * Orient Corp.                                                         31,000            82,736
   Oriental Land Co., Ltd.                                               7,600           465,447
   Orix Corp.                                                            4,260           433,351
   Osaka Gas Co., Ltd.                                                 132,000           353,445
   OSG Corp.                                                             2,000            21,194
 * Otsuka Corp.                                                            700            32,235
   Paris Miki, Inc.                                                      1,900            41,208
 * Park24 Co., Ltd.                                                        700            21,081
   Pioneer Electronic Corp.                                              9,000           230,680
   Promise Co., Ltd.                                                     6,500           427,262
   Q.P. Corp.                                                            6,000            48,855
 * Resona Holdings, Inc.                                               845,000         1,452,994
   Ricoh Co., Ltd., Tokyo                                               43,000           833,967
   Rinnai Corp.                                                          1,100            33,419
   Rohm Co., Ltd.                                                        6,600           805,032
 * Ryoshoku, Ltd.                                                          800            24,125
 * Sagami Railway Co., Ltd.                                              9,000            26,851
   Saizeriya Co., Ltd.                                                   1,300            17,872
   San In Godo Bank, Ltd.                                                4,000            31,430
   Sanden Corp.                                                          7,000            40,398
   Sanken Electric Co., Ltd.                                             4,000            52,466
   Sankyo Co, Ltd.                                                       4,900           165,987
   Sankyo Co., Ltd.                                                     25,000   $       500,094
 # Sanrio Co., Ltd.                                                      3,000            35,843
   Santen Pharmaceutical Co., Ltd.                                       2,200            32,047
   Sanwa Shutter Corp.                                                   6,000            30,777
   Sanyo Electric Co., Ltd.                                            104,000           406,313
 # Sapporo Breweries, Ltd.                                              19,000            61,704
   Sapporo Hokuyo Holdings, Inc.                                             9            47,094
   Secom Co., Ltd.                                                      13,000           523,812
 * Sega Enterprises, Ltd.                                                9,200            92,706
 # Seibu Railway Co., Ltd.                                              25,000           316,436
   Seino Transportation Co., Ltd.                                        7,000            66,565
 * Seiyu, Ltd.                                                          28,000            97,100
   Sekisui Chemical Co., Ltd.                                           27,000           199,213
   Sekisui House, Ltd.                                                  44,000           458,332
   Seven-Eleven Japan Co., Ltd.                                         64,000         2,020,038
   Seventy-seven (77) Bank, Ltd.                                        20,000           117,886
   SFCG Co., Ltd.                                                          280            49,113
   Sharp Corp. Osaka                                                    65,000         1,100,035
   Shiga Bank, Ltd.                                                      5,000            24,809
   Shikoku Bank, Ltd.                                                    4,000            23,834
   Shikoku Electric Power Co., Inc.                                     13,200           225,432
   Shima Seiki Manufacturing Co., Ltd.                                     700            23,560
   Shimachu Co., Ltd.                                                    2,200            54,828
   Shimadzu Corp.                                                        6,000            30,922
   Shimamura Co., Ltd.                                                   1,700           135,205
   Shimano, Inc.                                                         6,600           155,881
   Shimizu Corp.                                                        38,000           158,915
   Shin-Etsu Chemical Co., Ltd.                                         23,600           827,058
   Shinko Securities Co., Ltd.                                          38,000           126,207
   Shionogi & Co., Ltd.                                                 19,000           310,420
   Shiseido Co., Ltd.                                                   21,000           248,593
   Shizuoka Bank, Ltd.                                                  42,000           342,281
   Showa Denko KK                                                       59,000           126,440
   Showa Shell Sekiyu KK                                                18,000           150,542
   Skylark Co., Ltd.                                                     5,000            95,411
   SMBC Friend Securities Co., Ltd.                                      6,000            28,362
   SMC Corp.                                                             4,300           459,590
 * Snow Brand Milk Products Co., Ltd.                                   12,000            39,306
 # Softbank Corp.                                                       23,200           887,315
 * Sohgo Security Services Co.,Ltd.                                      2,100            26,414
   Sony Corp.                                                           51,800         1,906,056
   Square Enix Co., Ltd.                                                 3,900           100,080
   Stanley Electric Co., Ltd.                                            9,000           148,003
 * Sumisho Computer Systems Corp.                                          900            25,775
   Sumitomo Bakelite Co., Ltd.                                           9,000            59,847
   Sumitomo Chemical Co., Ltd.                                         106,000           497,308
   Sumitomo Corp.                                                       68,000           524,611
   Sumitomo Corporation's Leasing, Ltd.                                    900            30,862
   Sumitomo Electric Industries, Ltd.                                   44,000           423,281
   Sumitomo Forestry Co., Ltd.                                           6,000            61,781
 * Sumitomo Heavy Industries, Ltd.                                      31,000            79,627
   Sumitomo Metal Industries, Ltd. Osaka                               314,000           352,262
   Sumitomo Metal Mining Co., Ltd.                                      29,000           172,737
   Sumitomo Mitsui Financial Group, Inc.                                   250         1,785,159
   Sumitomo Osaka Cement Co., Ltd.                                      14,000            33,863
 * Sumitomo Real Estate Sales Co., Ltd.                                    600            24,800
   Sumitomo Realty & Development Co., Ltd.                              26,000           280,341
   Sumitomo Rubber                                                       6,000            49,914

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Sumitomo Trust & Banking Co., Ltd.                                   96,000   $       590,116
   Suruga Bank, Ltd.                                                    12,000            79,231
   Suzuken Co., Ltd.                                                     4,080           127,327
   Suzuki Motor Corp.                                                   32,900           535,659
 * T&D Holdings, Inc.                                                    5,900           247,157
   Taiheiyo Cement Corp.                                                45,000            98,289
   Taisei Corp.                                                         52,000           173,197
   Taisho Pharmaceutical Co., Ltd.                                      23,000           467,703
   Taiyo Yuden Co., Ltd.                                                 5,000            72,102
   Takara Shuzo Co., Ltd.                                               10,000            75,615
   Takashimaya Co., Ltd.                                                16,000           176,239
   Takeda Chemical Industries, Ltd.                                     49,000         2,036,715
 # Takefuji Corp.                                                       10,350           688,656
   Takuma Co., Ltd.                                                      2,000            12,949
*# TC Properties Co., Ltd.                                              45,300           246,737
   TDK Corp.                                                             7,400           519,527
   Teijin, Ltd.                                                         50,000           161,509
   Teikoku Oil Co., Ltd.                                                12,000            61,276
   Terumo Corp.                                                         10,500           247,672
   THK Co., Ltd.                                                         5,800           102,990
   TIS, Inc.                                                             2,000            79,629
   Tobu Railway Co., Ltd.                                               43,000           182,543
   Toda Corp.                                                           14,000            51,620
   Toho Co., Ltd.                                                        9,800           140,802
   Toho Gas Co., Ltd.                                                   19,000            63,457
   Tohuku Electric Power Co., Inc.                                      26,600           428,341
 * Tokai Rubber Industries, Ltd.                                         2,000            24,335
   Tokuyama Corp.                                                        5,000            21,375
   Tokyo Broadcasting System, Inc.                                      10,000           177,415
   Tokyo Electric Power Co., Ltd.                                       79,600         1,702,382
   Tokyo Electron, Ltd.                                                 10,100           576,617
 # Tokyo Gas Co., Ltd.                                                 157,000           552,371
 * Tokyo Seimitsu Co., Ltd.                                                800            26,986
   Tokyo Steel Manufacturing Co., Ltd.                                   3,400            48,357
   Tokyo Style Co., Ltd.                                                 4,000            45,240
 # Tokyu Corp.                                                          59,000           290,525
 * Tokyu Land Corp.                                                      9,000            27,950
   TonenGeneral Sekiyu KK                                               24,000           203,755
   Toppan Printing Co., Ltd.                                            37,000           450,239
   Toray Industries, Inc.                                               72,000           331,440
   Toshiba Corp.                                                       180,000           773,677
   Tosoh Corp.                                                          30,000           103,501
   Tostem Inax Holding Corp.                                            20,240           414,753
   Toto, Ltd.                                                           19,000           204,171
   Toyo Seikan Kaisha, Ltd.                                             11,300           185,388
   Toyo Suisan Kaisha, Ltd.                                              5,000            60,419
   Toyobo Co., Ltd.                                                     37,000            87,044
   Toyoda Gosei Co., Ltd.                                                6,300           154,288
   Toyota Auto Body Co., Ltd.                                            1,800            27,410
   Toyota Industries Corp.                                              15,300           333,655
   Toyota Motor Credit Corp.                                           235,000         8,480,299
   Toyota Tsusho Corp.                                                  13,000           119,294
   Trans Cosmos, Inc.                                                    1,000            26,338
   Trend Micro Inc.                                                      8,000           301,186
 * Ube Industries, Ltd.                                                 37,000            54,602
   UFJ Holdings, Inc.                                                      343         1,712,536
   UFJ Tsubasa Securities Co. Ltd.                                      28,000           128,216
   Uni-Charm Corp.                                                       3,500           169,838
   Union Tool Co.                                                          800            28,220
   UNY Co., Ltd.                                                         9,000           111,128
   Ushio Inc.                                                            7,000           132,341
   USS Co., Ltd.                                                         1,400   $       112,717
   Victor Co. of Japan, Ltd.                                             6,000            70,521
   Vodafone Holdings KK                                                    164           446,266
   Wacoal Corp.                                                          7,000            74,220
   World Co., Ltd.                                                       2,000            63,573
 # Yakult Honsha Co., Ltd.                                               8,000           110,434
 # Yamada Denki Co., Ltd.                                                5,300           176,988
   Yamaguchi Bank, Ltd.                                                  7,000            71,358
   Yamaha Corp.                                                         11,000           167,098
   Yamaha Motor Co., Ltd.                                               15,000           214,919
   Yamanouchi Pharmaceutical Co., Ltd.                                  20,200           649,044
   Yamato Transport Co., Ltd.                                           24,000           341,338
   Yamazaki Baking Co., Ltd.                                             9,000            83,383
   Yaskawa Electric Corp.                                                8,000            51,465
   Yasuda Fire & Marine Insurance Co., Ltd.                             60,000           523,163
 # Yasuda Trust & Banking Co., Ltd.                                    208,000           411,095
   Yokogawa Electric Corp.                                              12,000           155,275
   Yokohama Rubber Co., Ltd.                                             7,000            25,747
   York-Benimaru Co., Ltd.                                                 800            22,901
   Zeon Corp.                                                            6,000            43,893
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $158,024,572)                                                                150,988,104
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $2,441,305)                                                                 2,467,881
                                                                                 ---------------
TOTAL -- JAPAN
  (Cost $160,465,877)                                                                153,455,985
                                                                                 ---------------
FRANCE -- (8.0%)
COMMON STOCKS -- (8.0%)
   Accor SA                                                             10,940           453,950
 # AGF (Assurances Generales de France SA)                              11,361           688,832
   Air France                                                           14,686           240,250
   Air Liquide SA                                                        5,550           973,540
   Air Liquide SA                                                       10,266         1,811,500
   Alcan, Inc.                                                           2,587           102,229
 * Alcatel SA                                                           71,900         1,036,072
 * Alstom SA                                                            40,620            46,690
   Arcelor SA                                                           29,800           500,100
 * Atos Origin                                                           4,218           248,323
 * Aventis                                                              44,765         3,554,401
   AXA                                                                  98,764         2,031,458
   BNP Paribas SA                                                       50,518         3,088,183
   Bollore Technologies SA                                                 203            62,209
   Bouygues                                                             21,845           753,697
 * Business Objects SA                                                   5,500           120,680
 * Cap Gemini SA                                                         7,550           289,581
   Carrefour                                                            40,100         1,958,722
   Casino Guichard Perrachon                                             7,609           664,848
   Cie Generale D'Optique Essilor Intenational SA                        5,570           345,753
   Clarins SA                                                              370            23,072
   Compagnie de Saint-Gobain                                            19,436           979,092
   Compagnie Francaise d'Etudes et de Construction Technip SA            1,790           241,150
   Dassault Systemes SA                                                  8,054           368,200
   Dior (Christian) SA                                                  11,036           698,793
   Eiffage SA                                                              942            73,293

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Euler-Hermes SA                                                       1,833   $       101,171
   Faurecia SA                                                             312            20,219
   Fimalac SA                                                              560            21,890
 # France Telecom SA                                                   202,365         4,889,626
   Gecina SA                                                             3,700           288,642
   Generale des Establissements Michelin SA Series B                     8,009           391,323
   Groupe Danone                                                         7,642         1,319,021
   Havas SA                                                             12,513            66,426
 * Hermes International SA                                               2,997           589,201
   Imerys SA                                                             1,000           227,498
 * JC Decaux SA                                                          9,528           203,418
   Klepierre SA                                                          1,862           128,138
   LaFarge SA                                                            9,716           833,066
   LaFarge SA Prime Fidelity                                             8,604           745,456
 # Lagardere S.C.A. SA                                                   7,700           470,346
   L'Oreal                                                              51,116         3,970,231
   LVMH (Louis Vuitton Moet Hennessy)                                   37,151         2,656,305
   Metropole Television SA                                               3,117            87,213
   Neopost SA                                                            1,118            63,403
   Pernod-Ricard SA                                                      3,950           494,674
   Peugeot SA                                                           14,309           808,056
   Pinault Printemps Redoute SA                                          8,640           903,333
   Publicis Groupe                                                      13,617           401,386
   Remy Cointreau SA                                                     1,518            50,686
   Renault SA                                                           18,294         1,363,211
   Rexel SA                                                              3,619           149,501
 * SA Des Galeries Lafayette                                               559           108,320
   Sagem SA                                                              2,048           224,440
   Sanofi Synthelabo                                                    55,603         3,680,703
   Schneider SA                                                         12,889           868,235
 * Scor SA                                                              28,551            41,835
   SEB SA Prime Fidelite 2002                                              764            85,917
   SEB SA Prime Fidelity                                                   990           111,222
   Societe BIC SA                                                        3,600           156,173
   Societe des Ciments de Francais                                         737            57,300
   Societe Generale d'Enterprise SA                                      4,640           445,642
   Societe Generale, Paris                                              24,826         2,105,734
   Societe Television Francaise 1                                       14,555           452,486
   Sodexho Alliance SA                                                   9,712           252,749
   Somfy Interational SA                                                   134            25,189
 # Ste des Autoroutes du Sud de la France                               19,738           753,313
   Stmicroelectronics NV                                                53,696         1,210,496
 # Suez (ex Suez Lyonnaise des Eaux)                                    56,220         1,094,851
   Thales SA                                                            13,084           461,738
   Thomson Multimedia                                                   15,000           286,223
   Total SA                                                             35,906         6,745,359
   Unibail SA                                                            2,500           248,738
   Valeo SA                                                              5,000           202,923
*# Veolia Environnement SA                                              26,535           710,143
 * Vivendi Universal SA                                                 59,936         1,529,557
 * Wanadoo SA                                                           43,078           419,616
 * Wendel Investissement                                                 3,203           151,900
   Zodiac SA                                                             4,460           144,946
                                                                                 ---------------
TOTAL -- FRANCE
  (Cost $59,763,136)                                                                  65,173,806
                                                                                 ---------------
SWITZERLAND -- (6.2%)
COMMON STOCKS -- (6.0%)
 * ABB, Ltd.                                                           153,897   $       862,658
 * Actelion, Ltd.                                                        1,600           175,795
 * Adecco SA                                                            16,373           788,292
   Baloise-Holding                                                       3,300           132,988
 * BKW FMB Energie AG                                                       90            38,808
 * Ciba Spezialitaetenchemie Holding AG                                  4,525           309,165
   Cie Financiere Richemont AG Series A                                 46,023         1,185,479
   Clariant AG                                                          15,571           214,972
 * Credit Swisse Group                                                  78,497         2,700,557
 * Fischer (Georg) AG, Schaffhausen                                        145            31,613
 * Forbo Holding AG, Eglisau                                               102            26,429
   Geberit AG                                                              274           176,430
 # Givaudan SA                                                             573           306,427
 # Holcim, Ltd.                                                         17,803           926,510
   Julius Baer Holding AG                                                  540           157,036
 * Kudelski SA                                                           3,084            94,509
   Kuehne & Nagel International AG                                       1,500           197,277
   Kuoni Reisen Holding AG                                                 180            71,474
 * Lindt & Spruengli AG                                                      7            77,698
 * Logitech International SA                                             3,319           153,293
   Lonza Group AG                                                        2,970           145,088
   Nestle SA, Cham und Vevey                                            26,340         6,857,764
   Nobel Biocare Holding AG                                              1,700           252,717
 # Novartis AG                                                         208,860         9,394,211
   Phonak Holding AG                                                     4,487           134,144
   Publicitas Holding SA, Lausanne                                         104            32,371
   Roche Holding AG Bearer                                              17,260         2,375,601
   Roche Holding AG Genusschein                                         45,853         4,829,271
   Schindler Holding AG                                                    210            60,066
   Schindler Holding AG                                                  1,030           314,126
 # Serono SA                                                             1,109           676,087
 # Societe Generale de Surveillance Holding SA                             770           444,043
   Straumann Holding AG                                                  1,000           207,067
   Sulzer AG, Winterthur                                                   165            41,094
 # Swatch Group AG                                                       2,692           375,609
 * Swiss Life AG                                                         2,140           269,743
 # Swiss Reinsurance Co., Zurich                                        21,255         1,319,433
 # Swisscom AG                                                           7,449         2,315,607
 * Syngenta AG                                                           7,449           590,903
 # Synthes, Inc.                                                        10,130         1,192,705
   Tecan Group AG                                                          627            26,776
 # The Swatch Group AG                                                  18,164           516,560
 # UBS AG                                                               77,901         5,590,760
 * Unaxis Holding AG                                                       912           103,285
   Valora Holding AG                                                       209            49,484
 * Zimmer Holdings, Inc.                                                 3,010           254,353
 * Zurich Financial SVCS AG                                              9,504         1,495,356
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $39,080,073)                                                                  48,491,634
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
     (Cost $1,225,916)                                                                 1,241,865
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                                        ------            ------
RIGHTS/WARRANTS -- (0.0%)
 * Swiss Life Holdings AG
     Rights 06/02/04
     (Cost $0)                                                           1,380   $             0
                                                                                 ---------------
TOTAL -- SWITZERLAND
  (Cost $40,305,989)                                                                  49,733,499
                                                                                 ---------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
   Aachener und Muenchener Beteiligungs AG                                 596            43,017
   Adidas-Salomon AG                                                     2,400           284,395
 * Aixtron AG                                                            2,400            14,104
   Allianz AG                                                           22,867         2,390,586
   Altana AG                                                            11,010           716,347
   BASF AG                                                              31,350         1,606,578
   Bayer AG                                                             40,100         1,148,303
 # Bayerische Motorenwerke AG                                           44,192         1,875,896
 * Bayerische Vereinsbank AG                                            46,769           790,055
 # Beiersdorf AG                                                         7,703           870,744
   Commerzbank AG                                                       31,673           517,366
 # Continental AG                                                        7,400           333,098
 * D. Logistics AG                                                       1,200             2,542
   DaimlerChrysler AG                                                   56,252         2,503,585
 # Deutsche Bank AG                                                     31,988         2,517,999
 # Deutsche Boerse AG                                                    5,900           314,241
   Deutsche Lufthansa AG                                                30,202           433,678
   Deutsche Post AG                                                     98,718         1,982,253
 * Deutsche Telekom AG                                                 290,398         4,888,094
   Douglas Holding AG                                                    1,500            40,034
   E.ON AG                                                              37,998         2,647,377
 * Epcos AG                                                              2,800            56,825
 * Fraport AG                                                            3,274            94,674
 * Freenet.De AG                                                           854            78,372
   Fresenius Medical Care AG                                             5,195           384,298
   Gehe AG                                                               6,588           375,683
 * Hannover Rueckversicherungs AG                                        3,742           127,269
 * Heidelberger Druckmaschinen AG                                        2,678            84,886
   Heidelberger Zement AG                                                7,569           333,452
   Hochtief AG                                                           2,695            59,148
 * Hypo Real Estate Holding AG                                           6,387           179,544
 * Infineon Technologies AG                                             43,704           592,044
   Karstadt Quelle AG                                                    7,555           156,042
 # Linde AG                                                              7,404           383,412
   MAN AG                                                                8,122           300,011
   Medion AG                                                             2,346            88,925
   Merck KGAA                                                            2,700           150,552
*# Metro AG                                                             29,088         1,410,639
   MG Technologies AG                                                   11,945           155,452
 # Munchener Rueckversicherungs-Gesellschaft AG                         15,448         1,583,629
   Oldenburgische Landesbank AG                                            637            50,562
 # Preussag AG                                                           9,786           189,951
   Puma AG                                                                 800           194,765
   Rwe AG (Neu)                                                            800            31,294
   Rwe AG (NEU) Series A                                                29,611         1,302,004
 # SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                 21,517         3,477,864
   Schering AG                                                          10,800           589,631
 * SGL Carbon AG                                                         1,750            16,780
   Siemens AG                                                           47,475         3,359,921
   Stada Arzneimittel AG                                                 1,121   $        58,007
   Suedzucker AG                                                        13,568           270,754
   ThyssenKrupp AG                                                      36,653           613,081
 * T-Online International AG                                            76,305           878,324
   United Internet AG                                                    1,321            33,164
   Volkswagen AG                                                        20,257           887,366
 * WCM Beteiligungs AG                                                  11,608            16,481
                                                                                 ---------------
TOTAL -- GERMANY
  (Cost $48,582,936)                                                                  44,485,098
                                                                                 ---------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
   ABN-AMRO Holding NV                                                 122,634         2,612,136
   Aegon NV                                                            117,874         1,423,571
 * Air France                                                            2,614            42,466
   AKZO Nobel NV                                                        20,687           745,101
   Buhrmann NV                                                           6,020            57,363
   DSM NV                                                                7,868           388,534
   Elsevier NV                                                          57,907           807,817
 * Getronics NV                                                         27,590            76,293
 * Hagemeyer NV                                                         21,897            46,884
   Heineken Holding NV Series A                                         27,038           793,539
   Heineken NV                                                          56,719         1,874,693
 * Hunter Douglas NV                                                     3,502           163,215
   IHC Caland NV                                                         2,124           100,190
   ING Groep NV                                                        166,457         3,760,069
 * Koninklijke Ahold NV                                                145,070         1,134,825
   Koninklijke KPN NV                                                  199,776         1,453,124
 * Koninklijke Numico NV                                                12,248           389,125
   Koninklijke Philips Electronics NV                                   90,808         2,480,208
   Koninklijke Vendex KBB NV                                             5,978           111,200
 * Norit NV                                                             34,890           611,540
   Oce NV                                                                4,991            74,278
   Randstad Holdings NV                                                  8,050           211,474
   Royal Dutch Petroleum Co., Den Haag                                 143,761         7,191,425
   TNT Post Groep NV                                                    45,904         1,030,728
   Unilever NV                                                          39,438         2,591,402
   Vedior NV                                                            15,338           228,694
   VNU NV                                                               19,323           568,964
   Wolters Kluwer NV                                                    21,861           370,518
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $32,721,347)                                                                  31,339,376
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          2,377             2,990
 * ING Groep NV Coupons 06/17/05                                       166,457                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $4,469)                                                                            2,990
                                                                                 ---------------
TOTAL -- NETHERLANDS
  (Cost $32,725,816)                                                                  31,342,366
                                                                                 ---------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                          61,317           284,200
   AMP Limited                                                         111,330           442,508
   Ansell, Ltd.                                                         12,403            69,843
   APN News & Media, Ltd.                                               23,741            69,246
   Aristocrat Leisure, Ltd.                                             25,976            79,469
   Australand Property Group                                            30,781            35,790

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Australia & New Zealand Banking Group, Ltd.                         121,193   $     1,559,324
   Australian Gas Light Co.                                             31,475           264,612
   Australian Stock Exchange, Ltd.                                       5,600            61,366
   AWB, Ltd.                                                            15,115            52,837
   AXA Asia Pacific Holdings, Ltd.                                     139,317           337,403
   Bendigo Bank, Ltd.                                                    5,694            42,157
   BHP Billiton, Ltd.                                                  261,912         2,247,754
   BHP Steel Ltd.                                                       51,941           229,657
 * Billabong International, Ltd.                                        10,606            62,337
   Boral, Ltd.                                                          36,452           152,438
   Brambles Industries, Ltd.                                            66,718           280,980
   Brickworks, Ltd.                                                      5,844            35,756
 * Burns, Philp & Co., Ltd.                                             90,152            40,508
   Caltex Australia, Ltd.                                               12,048            74,257
   Coca-Cola Amatil, Ltd.                                               35,542           180,045
   Cochlear, Ltd.                                                        3,100            45,330
   Coles Myer, Ltd.                                                     94,099           569,176
   Commonwealth Bank of Australia                                       87,566         2,050,990
   Computershare, Ltd.                                                  34,090            73,930
   CSL, Ltd.                                                            10,618           174,368
   CSR, Ltd.                                                            55,115            75,854
 * Davids Limited                                                       27,928            52,024
   Deutsche Office Trust                                                44,700            39,515
   Flight Centre, Ltd.                                                   4,194            52,790
   Foodland Associates, Ltd.                                             6,090            80,175
   Foster's Group, Ltd.                                                150,976           491,118
   Futuris Corp., Ltd.                                                  42,265            46,748
   General Property Trust                                               75,385           184,635
   Harvey Norman Holdings, Ltd.                                         91,545           178,160
   Iluka Resources, Ltd.                                                15,365            43,569
   Insurance Australiz Group, Ltd.                                     119,754           389,137
   James Hardies Industries NL                                          30,184           129,520
   John Fairfax Holdings, Ltd.                                          55,963           138,133
   Leighton Holdings, Ltd.                                              23,641           136,245
   Lend Lease Corp., Ltd.                                               31,264           224,042
   Lion Nathan, Ltd.                                                    43,600           205,274
   Macquarie Bank, Ltd.                                                 14,533           345,861
   Macquarie Infrastructure Group                                       69,634           156,484
   Mayne Group, Ltd.                                                    49,547           105,844
   Mirvac, Ltd.                                                         46,875           141,960
   National Australia Bank, Ltd.                                       106,524         2,276,671
   National Foods, Ltd.                                                  9,831            30,489
   Newcrest Mining, Ltd.                                                21,576           194,614
   News Corp., Ltd.                                                    158,899         1,459,558
   News Corp., Ltd. Pref Ordinary                                      284,248         2,414,182
   Onesteel, Ltd.                                                       36,779            58,978
   Orica, Ltd.                                                          17,659           184,413
   Origin Energy, Ltd.                                                  46,223           173,944
 * Oxiana, Ltd.                                                         52,556            31,130
   Paperlinx, Ltd.                                                      29,331           101,845
   Patrick Corp., Ltd.                                                  33,558           116,879
   Perpetual Trustees Australia, Ltd.                                    1,977            62,085
   Publishing and Broadcasting, Ltd.                                    60,779           534,981
   QBE Insurance Group, Ltd.                                            47,261           420,847
   Quantas Airways, Ltd.                                               163,543           400,387
   Rinker Group, Ltd.                                                   62,315           333,130
   Rio Tinto, Ltd.                                                      35,325           881,520
 * Rural Press, Ltd.                                                     5,203            27,966
   Santos, Ltd.                                                         38,543           186,416
 * Scigen                                                               11,443               522
   Sigma Co., Ltd.                                                       7,216   $        39,120
   Sonic Healthcare, Ltd.                                               16,529           103,940
 * Sons of Gwalia, Ltd.                                                  7,201            13,834
 * Southcorp, Ltd.                                                      49,137           110,815
   St. George Bank, Ltd.                                                30,907           483,474
 * Stockland Trust Group                                                 1,070             3,993
   Stockland Trust Group                                                31,060           116,961
   Suncorp-Metway, Ltd.                                                 36,688           361,170
   Tab, Ltd.                                                            27,500            93,375
   Tabcorp Holdings, Ltd.                                               29,534           282,115
   Telstra Corp., Ltd.                                                 603,648         2,017,761
   Ten Network Holdings, Ltd.                                           17,535            35,911
   Toll Holdings, Ltd.                                                  19,556           149,255
   Transurban Group                                                     32,295           103,709
   Washington H. Soul Pattinson & Co., Ltd.                             10,671            47,205
   Wesfarmers, Ltd.                                                     24,851           500,669
   West Australian Newspapers Holdings, Ltd.                            10,881            51,267
   Westfield Holdings, Ltd.                                             37,309           388,868
 * Westfield Trust                                                          57               169
   Westfield Trust                                                       2,312             7,013
   Westpac Banking Corp.                                               126,435         1,549,889
   WMC Resources, Ltd.                                                  75,345           248,221
   WMC, Ltd.                                                            75,646           286,789
   Woodside Petroleum, Ltd.                                             56,079           633,847
   Woolworths, Ltd.                                                     69,050           580,794
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $23,701,372)                                                                  30,834,090
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
     (Cost $467,463)                                                                     472,133
                                                                                 ---------------
TOTAL -- AUSTRALIA
  (Cost $24,168,835)                                                                  31,306,223
                                                                                 ---------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Acea SpA                                                              4,000            28,421
 * AEM SpA                                                              24,480            45,849
*# Alitalia Linee Aeree Italiane SpA Series A                           50,000            14,325
   Alleanza Assicurazioni SpA                                           43,804           479,196
   Assicurazioni Generali SpA, Trieste                                  58,514         1,516,664
 * Autogrill SpA, Novara                                                10,000           141,983
 * Banca Antoniana Popolare Veneta SpA                                   9,599           191,443
   Banca Fideuram SpA                                                   50,948           291,817
   Banca Monte Dei Paschi di Siena SpA                                 135,554           420,411
 * Banca Nazionale del Lavoro SpA                                      101,562           212,802
   Banca Popolare di Lodi Scarl                                          9,804            89,821
   Banca Popolare di Milano                                             14,520            85,453
   Banco Popolare di Verona e Novara SpA                                16,000           262,526
   Benetton Group SpA                                                    6,950            78,722
   Bulgari SpA                                                          13,000           125,702
   Capitalia SpA                                                       100,360           296,643
 # Cassa di Risparmio di Firenze SpA                                    21,455            36,802
 # Compagnia Assicuratrice Unipol SpA                                   11,382            44,424
   Credito Italiano                                                    327,819         1,532,769

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * E.Biscom SpA                                                          1,000   $        58,177
*# Edison SpA                                                          167,195           289,643
 # Eni SpA                                                             198,578         4,035,829
 # Ente Nazionale per L'Energia Elettrica SpA                          370,835         3,033,887
 * Fiat SpA                                                             39,286           278,277
 * Finecogroup SpA                                                      14,490            85,108
 # Finmeccanica SpA                                                    385,000           290,622
   Gruppo Editoriale L'espresso SpA                                     16,000            98,264
 # Intesabci SpA                                                       316,482         1,136,135
   Italcementi SpA                                                       6,680            83,581
 # Luxottica Group SpA                                                  24,655           399,314
   Mediaset SpA                                                         66,880           732,927
   Mediobanca SpA                                                       34,000           389,312
 # Mediolanum SpA                                                       33,000           222,156
   Mondadori (Arnoldo) Editore SpA                                      10,500           100,070
   Pirelli & Co. SpA                                                    93,332            95,767
   RAS SpA (Riunione Adriatica di Sicurta)                              38,672           693,268
   SAI SpA (Sta Assicuratrice Industriale), Torino                       3,906            86,897
   Saipem SpA                                                           16,937           154,273
   San Paolo-IMI SpA                                                    66,607           762,673
   Seat Pagine Gialle SpA                                                8,018             3,182
 * Seat Pagine Gialle SpA, Torino                                        3,041             1,290
   SNAM Rete Gas SpA                                                   105,674           444,900
   SNIA SpA                                                              9,248             2,786
   Societe Cattolica di Assicurazoni Scarl SpA                             934            36,287
 * Sorin SpA                                                            13,872            35,574
   Telecom Italia Mobile SpA                                           485,179         2,629,586
 # Telecom Italia SpA                                                  701,433         2,151,065
 * Tiscali SpA                                                          13,000            56,965
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $22,777,237)                                                                  24,283,588
                                                                                 ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $43,047)                                                      3,000            12,827
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                           1,677               372
                                                                                 ---------------
TOTAL -- ITALY
   (Cost $22,820,284)                                                                 24,296,787
                                                                                 ---------------
SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)
   Acciona SA                                                            4,613           291,583
 # Acerinox SA                                                           3,500           191,804
 * Antena 3 Television                                                     898            45,629
 # Autopistas Concesionaria Espanola SA                                 37,894           638,828
 # Banco Bilbao Vizcaya SA                                             182,100         2,412,663
   Banco de Andalucia                                                      655            57,893
   Banco de Sabadell SA                                                 10,406           214,226
 # Banco de Valencia SA                                                  4,181            87,190
   Banco Pastor SA                                                       1,281            38,009
 # Banco Popular Espanol SA, Madrid                                     14,722           827,598
   Banco Santander Central Hispanoamerica SA                           271,784         2,888,095
   Bankinter SA                                                          3,867   $       144,643
   Cementos Portland SA                                                  1,338            80,262
 * Centros Comerciales Carrefour SA                                     20,065           386,964
 # Cia Espanola de Petroleous SA                                        10,942           361,073
   Compania de Distribucion Integral Logista SA                          1,457            46,762
*# Coporacion Financiera Reunida SA                                      6,070            65,427
   Corporacion Mapfre Compania Internacional de
     Reaseguros SA                                                      12,760           145,206
   Ebro Puleva SA                                                        2,892            35,259
 * Enagas SA                                                            11,325           127,113
   Endesa SA, Madrid                                                    60,300         1,113,186
   Fomento de Construcciones y Contratas SA                              9,577           344,921
 * Gamesa Corporacion Technologica SA                                    3,024           135,615
 # Gas Natural SA, Buenos Aires                                         35,972           859,438
 # Grupo Ferrovial SA                                                   10,223           402,422
   Iberdrola SA                                                         51,300         1,034,950
   Iberia Lineas Aereas de Espana SA                                    57,296           164,560
   Indra Sistemas SA                                                     7,600            97,182
   Industria de Diseno Textil SA                                        51,131         1,175,582
 # Metrovacesa SA                                                        3,614           138,483
   OCP Construcciones SA, Madrid                                         7,622           372,022
   Promotora de Informaciones SA                                        13,866           239,702
   Red Electrica de Espana S.A.                                          6,151           101,948
   Repsol SA                                                            75,700         1,601,540
   Sociedad General de Aguas de Barcelona SA                             6,192           103,104
 * Sociedad General de Aguas de Barcelona SA                                61             1,024
 * Sogecable SA                                                          5,430           224,757
 # Sol Melia SA                                                          8,400            72,344
   Tabacalera SA                                                        15,900           486,536
 * Tele Pizza SA                                                         7,000            12,734
 # Telefonica de Espana SA                                             282,457         4,103,377
 # Telefonica Publicidad e
   Informacion SA                                                       23,179           160,049
   Union Fenosa SA                                                      19,200           409,593
 # Vallehermoso SA                                                      17,641           259,758
 # Zardoya Otis SA                                                       9,831           200,448
*# Zeltia SA                                                            10,500            76,366
                                                                                 ---------------
TOTAL -- SPAIN
  (Cost $18,314,874)                                                                  22,977,868
                                                                                 ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 * Ainax AB                                                              1,922            53,962
   Alfa Laval AB                                                         7,600           117,372
   Assa Abloy AB Series B                                               20,500           237,744
   Atlas Copco AB Series A                                               9,300           343,347
   Atlas Copco AB Series B                                               3,600           122,519
   Axfood AB                                                             2,700            67,815
   Billerud AB                                                           3,200            49,816
 * Bostads AB Drott                                                      1,175            21,119
   Castellum AB                                                          2,200            51,893
 * Drott Series AB                                                       4,700            65,734
   Electrolux AB Series B                                               18,500           367,329
   Eniro AB                                                              8,200            64,408
   Gambro AB Series A                                                   15,300           138,024
   Gambro AB Series B                                                    5,200            46,202

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Getinge AB                                                           11,600   $       135,280
   Hennes & Mauritz AB Series B                                         57,900         1,433,926
   Hoganas AB Series B                                                   1,300            32,195
   Holmen AB Series B                                                    4,300           123,263
 * Lundin Petroleum AB                                                   9,000            51,527
 * Modern Times Group AB Series B                                        1,800            32,353
   Netcom AB Series B                                                    8,700           374,460
   Nordic Baltic Holdings AB                                           201,048         1,362,396
 * OMHEX AB                                                              6,500            86,239
   Sandvik AB                                                           16,700           567,170
   Scania AB                                                             4,000           123,357
   Scania AB Series B                                                    5,400           169,290
   Securitas AB Series B                                                20,900           258,050
   Skandia Insurance AB                                                 63,500           254,688
   Skandinaviska Enskilda Banken
     Series A                                                           53,100           765,653
   Skanska AB Series B                                                  19,500           162,968
   SSAB Swedish Steel Series A                                           3,500            58,546
   SSAB Swedish Steel Series B                                           1,400            22,660
   Svenska Cellulosa AB Series B                                        12,700           492,126
   Svenska Handelsbanken Series A                                       45,800           891,156
   Svenska Kullagerfabriken AB
     Series A                                                            2,300            83,186
   Svenska Kullagerfabriken AB
     Series B                                                            5,200           189,719
   Swedish Match AB (Frueher
     Svenska Taendsticks AB)                                            20,400           215,211
   Tele2 AB Series A                                                       800            34,189
 * Telefon AB L.M. Ericsson Series B                                   950,800         2,658,934
 # Telia AB                                                            381,900         1,614,475
   Tietoenator Corp. AB                                                  3,400           100,829
   Trelleborg AB Series B                                                4,200            76,123
 # Volvo AB Series A                                                     8,900           277,542
 # Volvo AB Series B                                                    20,900           683,228
   WM-Data AB Series B                                                   8,500            18,969
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $13,843,369)                                                                  15,096,992
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
     (Cost $643,514)                                                                     647,648
                                                                                 ---------------
TOTAL -- SWEDEN
  (Cost $14,486,883)                                                                  15,744,640
                                                                                 ---------------
HONG KONG -- (1.3%)
COMMON STOCKS -- (1.3%)
   ASM Pacific Technology, Ltd.                                         12,000            47,890
   Bank of East Asia, Ltd.                                              64,910           184,206
   Cathay Pacific Airways, Ltd.                                        176,000           332,237
   Cheung Kong Holdings, Ltd.                                          105,600           793,150
   Cheung Kong Infrastructure
     Holdings, Ltd.                                                     99,000           240,040
   China Merchants Holdings
     (International) Co., Ltd.                                          54,000            71,316
   China Unicom, Ltd.                                                  232,000           176,330
   CLP Holdings, Ltd.                                                  110,400           584,908
   CNOOC, Ltd.                                                         712,500           303,260
   Dah Sing Financial Holdings, Ltd.                                     3,600            24,187
   Esprit Holdings, Ltd.                                                54,541           237,325
   Giordano International, Ltd.                                         40,000            24,496
   Hang Lung Development Co., Ltd.                                      24,000            32,640
   Hang Lung Properties, Ltd.                                          113,500   $       147,677
   Hang Seng Bank, Ltd.                                                103,000         1,304,014
   Henderson Investment, Ltd.                                           72,000            84,964
   Henderson Land Development Co.,
     Ltd.                                                               97,000           417,942
 * Hong Kong and China Gas Co., Ltd.                                    51,000            80,526
   Hong Kong Electric Holdings, Ltd.                                    93,707           391,998
   Hong Kong Exchanges & Clearing,
     Ltd.                                                               48,000            99,557
   Hopewell Holdings, Ltd.                                              38,000            66,099
   Hutchison Whampoa, Ltd.                                             218,500         1,477,411
   Hysan Development Co., Ltd.                                          41,242            66,380
   I-Cable Communications, Ltd.                                          9,854             3,786
   Johnson Electric Holdings, Ltd.                                     168,000           158,097
   Kerry Properties, Ltd.                                               18,000            29,122
   Kowloon Motor Bus Holdings, Ltd.                                      1,200             5,894
 * Legend Group, Ltd.                                                  174,000            54,657
   Li & Fung, Ltd.                                                     126,000           186,333
 * MTR Corp., Ltd.                                                      18,500            27,017
   New World Development Co., Ltd.                                     128,860            99,968
   NWS Holdings Ltd.                                                    27,000            32,198
 * PCCW, Ltd.                                                          235,265           159,917
   SCMP Group, Ltd.                                                     39,198            15,697
   Shangri-La Asia, Ltd.                                                99,872            98,111
   Sino Land Co., Ltd.                                                 180,644           105,354
   Smartone Telecommunications
     Holdings, Ltd.                                                     23,000            24,652
   Sung Hungkai Properties, Ltd.                                       118,706         1,007,851
   Swire Pacific, Ltd. Series A                                         42,500           274,021
   Techtronic Industries Co., Ltd.                                      28,000            84,287
   Television Broadcasts, Ltd.                                          20,000            87,987
   Texwinca Holdings, Ltd.                                              60,000            47,707
   Wharf Holdings, Ltd.                                                107,542           303,130
   Wheelock and Co., Ltd.                                               29,000            34,755
   Wing Hang Bank, Ltd.                                                  4,500            26,303
 # Yue Yuen Industrial (Holdings), Ltd.                                 69,000           171,914
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $10,956,855)                                                                  10,227,311
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $166,551)                                                                     166,537
                                                                                 ---------------
TOTAL -- HONG KONG
  (Cost $11,123,406)                                                                  10,393,848
                                                                                 ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
   Amer-Yhtymae Oyj Series A                                             1,500            76,996
 * Elisa Communications Corp.                                           10,063           125,447
   Fortum Oyj                                                           90,288         1,060,115
   KCI Konecranes International Oyj                                        700            24,185
   Kemira Oyj                                                            4,000            50,523
   Kesko Oyj                                                             6,400           126,002
   Kone Corp.                                                            5,140           296,022
   Metso Oyj                                                            10,444           127,906
   M-real Oyj Series B                                                   9,000            76,581
   Nokia Oyj                                                           342,121         4,686,868
   Nokian Renkaat Oyj                                                      500            46,203
   Orion-Yhtyma Oyj Series A                                               200             5,052
   Orion-Yhtyma Oyj Series B                                             2,000            50,850
   Outokumpu Oyj Series A                                               15,900           240,890

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Pohjola Group P.L.C. Series D                                         9,600   $        93,522
   Rautaruukki Oyj Series K                                              8,700            64,769
   Sampo Insurance Co., Ltd.                                            58,700           582,159
   Sanoma-Wsoy Oyj Series A                                              1,391            24,797
   Sanoma-Wsoy Oyj Series B                                             13,063           232,680
   Stora Enso Oyj Series R                                              67,900           880,090
   Tietoenator Corp.                                                     2,800            82,623
   Upm-Kymmene Oyj                                                      45,800           822,604
   Uponor Oyj Series A                                                   2,300            73,143
   Wartsila Corp. Oyj Series B                                           2,900            59,225
                                                                                 ---------------
TOTAL -- FINLAND
  (Cost $9,986,195)                                                                    9,909,252
                                                                                 ---------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
   AGFA-Gevaert NV, Mortsel                                              7,300           177,527
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                             6,572           398,651
   Barco (New) NV                                                          400            34,950
   Bekaert SA                                                              700            40,451
   Cie Martime Belge SA                                                    300            28,204
   Cofinimmo SA                                                            200            25,644
   Colruyt SA Halle                                                      1,700           185,219
 * Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                3,600           168,319
 # Dexia SA                                                             50,657           847,840
   D'Ieteren SA                                                            290            57,729
 # Electrabel SA                                                         2,900           945,514
   Exmar NV                                                                300            16,468
 # Fortis AG                                                            53,679         1,141,072
   Groupe Bruxelles Lambert                                              2,500           154,459
   Interbrew SA                                                         23,590           720,029
   KBC Bancassurance Holding SA                                         15,700           899,884
 * Mobistar SA                                                           2,500           156,404
   Omega Pharma SA                                                         500            24,185
   Solvay SA                                                             4,400           354,131
 # UCB SA                                                                7,600           353,722
 * Umicore-Strip VVPR                                                       55                10
   Union Miniere SA                                                      1,155            70,118
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $6,205,870)                                                                    6,800,530
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                             200                 0
                                                                                 ---------------
TOTAL -- BELGIUM
  (Cost $6,205,870)                                                                    6,800,530
                                                                                 ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S. Series B                                    290            16,864
   Carlsberg A.S. Series B                                               3,475           170,044
   Codan A.S.                                                              500            20,955
   Coloplast A.S. Series B                                                 970            94,284
   Dampskibsselskabet Svendborg A.S.                                       254         1,654,295
   Danisco A.S.                                                          2,450           116,113
   Danske Bank A.S.                                                     37,056           842,536
   DSV, De Sammensluttede
     Vognmaend A.S.                                                        880            40,525
   East Asiatic Co., Ltd.                                                  900            39,974
 * FLS Industries                                                          890   $        12,054
   GN Great Nordic A.S.                                                  9,620            72,227
   Group 4 Falck A.S.                                                    3,480            80,626
   H. Lundbeck A.S.                                                     14,002           310,827
   ISS A.S.                                                              1,763            84,298
 * Jyske Bank A.S.                                                       1,330            70,123
   Koebenhavns Lufthavne                                                   280            39,715
   NKT Holding A.S.                                                      1,100            21,523
   Novo-Nordisk A.S. Series B                                           14,150           650,675
   Novozymes A.S. Series B                                               2,830           123,960
   Sydbank A.S.                                                            240            34,350
   Tele Danmark A.S.                                                    12,110           408,545
 * TK Development                                                          614             1,321
 * Topdanmark A.S.                                                       1,300            78,608
 * Vestas Wind Systems A.S.                                              4,400            58,650
 * Vestas Wind Systems A.S. Issue 04                                     1,466            19,015
 * William Demant Holding                                                3,260           120,615
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $4,396,887)                                                                    5,182,722
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $300,967)                                                                     303,474
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S.
     Rights 06/03/04
     (Cost $0)                                                               2                 3
                                                                                 ---------------
TOTAL -- DENMARK
  (Cost $4,697,854)                                                                    5,486,199
                                                                                 ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allgreen Properties, Ltd.                                            41,000            22,901
 * Capitacommercial Trust                                               23,100            13,854
   Capitaland, Ltd.                                                    115,500            88,169
 * Chartered Semiconductor
     Manufacturing, Ltd.                                               112,000            94,556
   City Developments, Ltd.                                              32,000            98,314
   Comfortdelgro Corp., Ltd.                                            81,000            54,323
   Creative Technology Co., Ltd.                                         3,000            30,155
   Cycle & Carriage, Ltd.                                                5,982            22,853
   DBS Group Holdings, Ltd.                                             75,000           620,736
   Fraser & Neave, Ltd.                                                 11,100            88,035
   Great Eastern Holdings, Ltd.                                         14,000            96,910
   Haw Par Brothers International, Ltd.                                  2,248             6,174
   Keppel Corp., Ltd.                                                   32,000           125,122
   Keppel Land, Ltd.                                                    22,000            21,457
 * MobileOne, Ltd.                                                      23,000            20,372
   Neptune Orient Lines, Ltd.                                           47,000            59,208
   Overseas Chinese Banking Corp., Ltd.                                 63,300           446,081
   Overseas Union Enterprise, Ltd.                                       6,000            23,753
   Parkway Holdings, Ltd.                                               20,000            13,547
   Sembcorp Industries, Ltd.                                            78,000            66,029
   Sembcorp Logistics, Ltd.                                             39,000            43,725
   Sembcorp Marine, Ltd.                                                55,000            28,477
   Singapore Airlines, Ltd.                                             73,000           450,855
   Singapore Land, Ltd.                                                 11,000            24,973
   Singapore Press Holdings                                             16,000           192,484
   Singapore Technologies
     Engineering, Ltd.                                                 155,000           175,864

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Singapore Telecommunications, Ltd.                                1,178,000   $     1,513,742
   Smrt Corporation, Ltd.                                               59,000            22,684
*# St Assembly Test Services, Ltd.                                      38,000            32,922
   United Overseas Bank, Ltd.                                           76,000           580,046
   United Overseas Land, Ltd.                                           22,000            29,269
   Venture Manufacturing
     (Singapore), Ltd.                                                  10,000           106,490
   Wing Tai Holdings, Ltd.                                              22,166            11,098
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $6,124,378)                                                                    5,225,178
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $148,956)                                                                     149,994
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * City Developments, Ltd. Warrants
     (Cost $0)                                                           3,200             5,080
                                                                                 ---------------
TOTAL -- SINGAPORE
  (Cost $6,273,334)                                                                    5,380,252
                                                                                 ---------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
   Allied Irish Banks P.L.C.                                            68,071           964,365
   Anglo Irish Bank Corp. P.L.C.                                        24,997           395,909
   Bank of Ireland P.L.C.                                               72,629           859,837
   CRH P.L.C.                                                           39,532           839,639
   DCC P.L.C.                                                            4,814            78,338
 * Elan Corp. P.L.C.                                                    28,990           684,614
   Fyffes P.L.C.                                                        17,987            35,203
 * Grafton Group P.L.C.                                                 15,596           112,207
   Greencore Group P.L.C.                                               13,520            51,156
   IAWS Group P.L.C.                                                     8,593            96,712
   Independent News & Media P.L.C.                                      66,416           157,114
   Irish Permanent P.L.C.                                               18,325           275,706
   Kerry Group P.L.C.                                                   17,981           371,082
 * Ryanair Holdings P.L.C.                                              32,702           173,280
   Waterford Wedgwood P.L.C.                                            57,541            13,785
                                                                                 ---------------
TOTAL -- IRELAND
  (Cost $4,533,816)                                                                    5,108,947
                                                                                 ---------------
EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 * Euro Currency
     (Cost $4,593,583)                                                                 4,624,056
                                                                                 ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                       755            12,055
   Den Norske Bank ASA Series A                                         46,600           295,667
 * Merkantildata ASA                                                     6,800             5,109
   Nera ASA                                                              6,300            16,717
   Norsk Hydro ASA                                                      16,900         1,048,742
   Norske Skogindustrier ASA Series A                                    5,000            83,355
 * Opticom ASA                                                             600             5,867
   Orkla ASA Series A                                                   11,471           291,205
   Schibsted ASA                                                         2,700            47,443
   Smedvig ASA Series A                                                  3,800            35,706
   Statoil Den Norske Stats
     Oljeselskap ASA                                                    52,301           654,843
   Storebrand ASA                                                       14,500            97,394
   Tandberg ASA Series A                                                 5,600            56,397
   Telenor ASA                                                          71,341   $       512,476
   Tomra Systems ASA                                                     9,200            37,039
 * Yara International ASA                                               16,900           125,403
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $2,600,205)                                                                    3,325,418
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $196,132)                                                                     197,907
                                                                                 ---------------
TOTAL -- NORWAY
  (Cost $2,796,337)                                                                    3,523,325
                                                                                 ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                    10,164           265,914
   Athens Water Supply & Sewage Co.
     S.A.                                                                4,100            28,272
   Attica Enterprises S.A. Holdings                                      3,130            12,633
   Bank of Piraeus S.A.                                                  6,510            75,842
   Commercial Bank of Greece                                             3,700            97,957
 * Cosmote Mobile Telecommunications
     S.A.                                                                9,750           162,962
   EFG Eurobank Ergasias S.A.                                           17,470           388,853
   Hellenic Bottling Co. S.A.                                           13,170           328,899
   Hellenic Duty Free Shops S.A.                                         2,000            36,733
   Hellenic Petroleum S.A.                                              13,100           100,125
   Hellenic Technodomiki S.A.                                            3,900            19,454
   Hellenic Tellecommunication
     Organization Co. S.A.                                              32,460           426,517
   Intracom S.A.                                                         3,310            16,652
 * Mailis (M.J.) S.A.                                                    2,800             9,530
   National Bank of Greece                                              13,285           400,093
   Public Power Corp. of Greece                                         13,790           344,431
   Titan Cement Co.                                                      1,140            49,824
   Viohalco S.A.                                                         2,800            17,732
                                                                                 ---------------
TOTAL -- GREECE
  (Cost $2,300,943)                                                                    2,782,423
                                                                                 ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                        172,715           400,276
   Banco Espirito Santo e Comercial
     de Lisboa                                                          17,995           296,298
   BPI SGPS SA                                                          44,098           160,901
   Brisa Auto Estradas de
     Portugal SA                                                        24,268           168,200
   Cimpor Cimentos de Portugal SA                                       34,848           182,831
   Electricidade de Portugal SA                                        144,658           392,082
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                     5,600            66,095
   Portugal Telecom SA                                                  62,730           642,692
   PT Multimedia Servicos de
     Telecomunicacoes e Multimedia
     SGPS SA                                                             5,286           110,918
   Sonae SGPS SA                                                       108,923           113,125
                                                                                 ---------------
TOTAL -- PORTUGAL
  (Cost $2,631,882)                                                                    2,533,418
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                                        ------            ------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                      480   $        36,603
   BWT AG                                                                  880            21,533
   Erste Bank der Oesterreichischen
     Sparkassen AG                                                       2,731           422,201
   EVN AG                                                                  674            35,492
   Flughafen Wien AG                                                       579            32,223
 * Immofinanz Immobilien Anlagen AG                                      8,273            65,386
   Mayr-Melnhof Karton AG                                                  472            56,661
   Oesterreichische
     Elektrizitaetswirtschafts AG                                          810           134,482
   OMV AG                                                                1,728           303,035
 * RHI AG, Wien                                                            778            16,158
 * Telekom Austria AG                                                   20,547           286,633
 * VA Technologie AG                                                       805            42,959
   Voestalpine AG                                                        1,479            65,995
   Wienerberger AG                                                       4,007           135,793
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $1,160,576)                                                                    1,655,154
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Wienerberger AG Rights 06/02/04
     (Cost $0)                                                           4,007                 0
                                                                                 ---------------
TOTAL -- AUSTRIA
  (Cost $1,160,576)                                                                    1,655,154
                                                                                 ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                 18,875            79,616
   Carter Holt Harvey, Ltd.                                            128,700           158,483
   Contact Energy, Ltd.                                                 29,322           103,787
   Fisher & Paykel Apppliances
     Holdings, Ltd.                                                     14,080            40,461
   Fisher & Paykel Healthcare Corp.                                      6,279            49,973
   Fletcher Building, Ltd.                                              28,054            77,841
   Independent Newspapers, Ltd.
     (Auckland)                                                         21,417            65,514
   Sky City Entertainment Group, Ltd.                                   28,614            85,272
 * Sky Network Television, Ltd.                                         17,139            57,470
   Telecom Corporation of
     New Zealand, Ltd.                                                 133,816           465,524
 * Tower, Ltd.                                                          25,408   $        25,402
   Warehouse Group, Ltd.                                                14,200            38,332
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $887,116)                                                                      1,247,675
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $37,056)                                                                       37,470
                                                                                 ---------------
TOTAL -- NEW ZEALAND
  (Cost $924,172)                                                                      1,285,145
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (16.1%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $14,225,000 FMC
   Discount Notes 1.13%, 08/12/04,
   valued at $14,189,438) to be
   repurchased at $13,980,382
   (Cost $13,979,000)                                          $        13,979        13,979,000
 Repurchase Agreement, Mizuho
   Securities USA 1.00%, 06/01/04
   (Collateralized by $122,482,000
   U.S. Treasury Obligations 2.625%,
   05/15/08, valued at $119,112,191)
   to be repurchased at $116,789,323
   (Cost $116,776,348)^                                                116,776       116,776,348
                                                                                 ---------------
TOTAL TEMPORARY
  CASH INVESTMENTS
  (Cost $130,755,348)                                                                130,755,348
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $772,953,663)++                                                          $   810,199,962
                                                                                 ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $773,766,551.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Includes $110,577 of securities on loan)               $     810,200
Cash                                                                                    16
Receivables:
  Dividends and Interest                                                             2,338
  Fund Shares Sold                                                                   1,173
  Securities Lending Income                                                            112
Prepaid Expenses and Other Assets                                                       24
                                                                             -------------
    Total Assets                                                                   813,863
                                                                             -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                  116,776
  Investment Securities Purchased                                                   21,901
  Fund Shares Redeemed                                                                 141
  Due to Advisor                                                                       135
Accrued Expenses and Other Liabilities                                                 102
                                                                             -------------
    Total Liabilities                                                              139,055
                                                                             -------------
NET ASSETS                                                                   $     674,808
                                                                             =============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 150,000,000)                                                      42,815,655
                                                                             =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                     $       15.76
                                                                             =============
Investments at Cost                                                          $     772,954
                                                                             =============
NET ASSETS CONSIST OF:
Paid-in Capital                                                              $     652,508
Accumulated Net Investment Income (Loss)                                             6,302
Accumulated Net Realized Gain/(Loss)                                               (21,225)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                   54
Unrealized Appreciation (Depreciation) of Investment Securities                     37,246
Unrealized Net Foreign Exchange Gain (Loss)                                            (77)
                                                                             =============
    Total Net Assets                                                         $     674,808
                                                                             =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $904)                          $       8,876
  Interest                                                                              55
  Income from Securities Lending                                                       305
                                                                             -------------
       Total Investment Income                                                       9,236
                                                                             -------------
EXPENSES
  Investment Advisory Services                                                         779
  Accounting & Transfer Agent Fees                                                     299
  Custodian Fees                                                                       133
  Legal Fees                                                                             3
  Audit Fees                                                                            13
  Filing Fees                                                                           15
  Shareholders' Reports                                                                  9
  Directors' Fees and Expenses                                                           3
  Other                                                                                 15
                                                                             -------------
       Total Expenses                                                                1,269
                                                                             -------------
  NET INVESTMENT INCOME (LOSS)                                                       7,967
                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold                               733
  Net Realized Gain (Loss) on Foreign Currency Transactions                             54
  Change in Unrealized Appreciation (Depreciation) of Investment
    Securities and Foreign Currency                                                 41,414
  Translation of Foreign Currency Denominated Amounts                                 (112)
                                                                             -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                     42,089
                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $      50,056
                                                                             =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                         SIX MONTHS        YEAR
                                                                                            ENDED          ENDED
                                                                                           MAY 31,        NOV. 30,
                                                                                            2004           2003
                                                                                         -----------    -----------
                                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                           $     7,967    $     8,058
  Net Realized Gain (Loss) on Investment Securities Sold                                         733             --
  Net Realized Gain (Loss) on Foreign Currency Transactions                                       54             99
  Change in Unrealized Appreciation (Depreciation) of Investment Securities
    and Foreign Currency                                                                      41,414         81,602
  Translation of Foreign Currency Denominated Amounts                                           (112)            21
                                                                                         -----------    -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations                        50,056         89,780
                                                                                         -----------    -----------
Distributions From:
  Net Investment Income                                                                       (9,522)        (5,772)
                                                                                         -----------    -----------
       Total Distributions                                                                    (9,522)        (5,772)
                                                                                         -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                                                              163,365        179,697
  Shares Issued in Lieu of Cash Distributions                                                  9,243          5,551
  Shares Redeemed                                                                            (42,457)      (102,500)
                                                                                         -----------    -----------
       Net Increase (Decrease) from Capital Share Transactions                               130,151         82,748
                                                                                         -----------    -----------
       Total Increase (Decrease)                                                             170,685        166,756
NET ASSETS
  Beginning of Period                                                                        504,123        337,367
                                                                                         -----------    -----------
  End of Period                                                                          $   674,808    $   504,123
                                                                                         ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                            10,498         14,472
     Shares Issued in Lieu of Cash Distributions                                                 615            483
     Shares Redeemed                                                                          (2,702)        (8,433)
                                                                                         -----------    -----------
                                                                                               8,411          6,522
                                                                                         ===========    ===========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,         NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2004             2003          2002          2001          2000          1999
                                                -----------      ---------     ---------     ---------     ---------     ---------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     14.65      $   12.10     $   13.90     $   17.30     $   19.41     $   16.28
                                                -----------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.18           0.25          0.22          0.25          0.23          0.20
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                    1.19           2.51         (1.79)        (3.38)        (1.96)         3.19
                                                -----------      ---------     ---------     ---------     ---------     ---------
    Total from Investment Operations                   1.37           2.76         (1.57)        (3.13)        (1.73)         3.39
                                                -----------      ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income                               (0.26)         (0.21)        (0.23)        (0.22)        (0.21)        (0.26)
  Net Realized Gains                                     --             --            --         (0.05)        (0.17)           --
                                                -----------      ---------     ---------     ---------     ---------     ---------
    Total Distributions                               (0.26)         (0.21)        (0.23)        (0.27)        (0.38)        (0.26)
                                                -----------      ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $     15.76      $   14.65     $   12.10     $   13.90     $   17.30     $   19.41
                                                ===========      =========     =========     =========     =========     =========
Total Return                                           9.42%#        23.32%       (11.50)%      (18.42)%       (9.19)%       21.12%

Net Assets, End of Period (thousands)           $   674,808      $ 504,123     $ 337,367     $ 344,871     $ 358,638     $ 268,340
Ratio of Expenses to Average Net Assets                0.41%*         0.43%         0.44%         0.45%         0.47%         0.53%
Ratio of Net Investment Income to Average Net
  Assets                                               2.56%*         2.10%         1.74%         1.65%         1.21%         1.38%
Portfolio Turnover Rate                                   0%#            1%            9%            4%            1%            2%

----------
*   Annualized
#   Non-Annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this report.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,692.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

     For the six months ended May 31, 2004, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of
0.25 of 1%.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

            Purchases                                           $ 132,971
            Sales                                                   2,989

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statements of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

            Gross Unrealized Appreciation                       $ 101,098
            Gross Unrealized Depreciation                         (64,665)
                                                                ---------
            Net                                                 $  36,433
                                                                =========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $21,144,000, with $2,431,000, $18,180,000 and $533,000 expiring on November 30, 2009, 2010 and 2011, respectively.

F. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     The open repurchase agreement was entered into on May 28, 2004.

     2. FOREIGN MARKETS RISKS. Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolio during the six months ended May 31, 2004.

H. SECURITIES LENDING:

     As of May 31, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (87.5%)
   3M Co.                                                              244,400   $    20,666,464
   Abbott Laboratories                                                 487,700        20,098,117
   Ace, Ltd.                                                            87,100         3,586,778
 * ADC Telecommunications, Inc.                                        251,500           638,810
 # Adobe Systems, Inc.                                                  74,400         3,320,472
*# Advanced Micro Devices, Inc.                                        108,700         1,690,285
 * AES Corp.                                                           194,200         1,813,828
   Aetna, Inc.                                                          47,800         3,881,360
 * Affiliated Computer Services, Inc.
     Class A                                                            42,700         2,127,314
   AFLAC, Inc.                                                         159,900         6,491,940
 * Agilent Technologies, Inc.                                          148,300         3,811,310
   Air Products & Chemicals, Inc.                                       70,900         3,542,873
   Alberto-Culver Co. Class B                                           28,300         1,330,666
 # Albertson's, Inc.                                                   114,400         2,680,392
   Alcoa, Inc.                                                         271,400         8,494,820
*# Allegheny Energy, Inc.                                               39,600           564,300
   Allegheny Technologies, Inc.                                         25,200           302,652
   Allergan, Inc.                                                       40,900         3,636,010
 * Allied Waste Industries, Inc.                                        99,900         1,324,674
 # Allstate Corp.                                                      219,400         9,649,212
   Alltel Corp.                                                         97,400         4,931,362
*# Altera Corp.                                                        118,100         2,703,309
   Altria Group, Inc.                                                  638,400        30,624,048
   Ambac Financial Group, Inc.                                          33,300         2,302,695
   Amerada Hess Corp.                                                   28,000         1,976,520
   Ameren Corp.                                                         56,700         2,506,140
 # American Electric Power Co., Inc.                                   123,200         3,914,064
   American Express Co.                                                401,200        20,340,840
   American International Group, Inc.                                  813,800        59,651,540
   American Power Conversion Corp.                                      61,900         1,120,390
 * American Standard Companies, Inc.                                    67,500         2,532,600
   AmerisourceBergen Corp.                                              35,000         2,099,300
*# Amgen, Inc.                                                         402,400        22,011,280
   AmSouth Bancorporation                                              109,500         2,790,060
   Anadarko Petroleum Corp.                                             78,500         4,279,820
 # Analog Devices, Inc.                                                116,600         5,730,890
*# Andrew Corp.                                                         49,600           974,640
   Anheuser-Busch Companies, Inc.                                      254,100        13,535,907
*# Anthem, Inc.                                                         43,100         3,815,643
   AON Corp.                                                            97,900         2,704,977
   Apache Corp.                                                        101,100         4,080,396
   Apartment Investment & Management
     Co. Class A                                                        29,200           843,296
 * Apollo Group, Inc. (Class A)                                         54,900         5,149,620
*# Apple Computer, Inc.                                                115,300         3,235,318
 # Applera Corporation - Applied
     Biosystems Group                                                   64,300         1,246,134
 * Applied Materials, Inc.                                             524,500        10,469,020
 * Applied Micro Circuits Corp.                                         96,900           522,291
   Archer-Daniels Midland Co.                                          202,100         3,360,923
   Ashland, Inc.                                                        21,700         1,023,155
 # AT&T Corp.                                                          247,500         4,103,550
 * AT&T Wireless Services, Inc.                                        849,800        12,033,168
 # Autodesk, Inc.                                                       35,200         1,262,272
   Automatic Data Processing, Inc.                                     183,900   $     8,170,677
*# AutoNation, Inc.                                                     85,800         1,430,286
 * Autozone, Inc.                                                       27,200         2,359,600
*# Avaya, Inc.                                                         132,500         2,097,475
   Avery Dennison Corp.                                                 34,500         2,036,880
   Avon Products, Inc.                                                  73,500         6,516,510
   B B & T Corp.                                                       170,500         6,424,440
   Baker Hughes, Inc.                                                  104,400         3,552,732
   Ball Corp.                                                           17,500         1,195,425
 # Bank of America Corp.                                               640,659        53,257,983
   Bank of New York Co., Inc.                                          241,300         7,255,891
   Bank One Corp.                                                      349,200        16,918,740
   Bard (C.R.), Inc.                                                    16,200         1,817,154
   Bausch & Lomb, Inc.                                                  16,400         1,000,728
 # Baxter International, Inc.                                          190,300         5,983,032
   Bear Stearns Companies, Inc.                                         32,400         2,626,344
   Becton Dickinson & Co.                                               78,800         3,965,216
 * Bed, Bath and Beyond, Inc.                                           93,100         3,467,975
   Bellsouth Corp.                                                     571,100        14,254,656
   Bemis Co., Inc.                                                      33,500           922,925
 # Best Buy Co., Inc.                                                  101,300         5,344,588
 * Big Lots, Inc.                                                       36,400           532,168
*# Biogen Idec, Inc.                                                   102,200         6,351,730
 # Biomet, Inc.                                                         79,800         3,201,576
 * BJ Services, Co.                                                     49,700         2,081,933
   Black & Decker Corp.                                                 24,500         1,468,285
 # Block (H.&R.), Inc.                                                  55,600         2,716,060
*# BMC Software, Inc.                                                   70,200         1,238,328
 # Boeing Co.                                                          262,800        12,036,240
   Boise Cascade Corp.                                                  27,200           956,080
 * Boston Scientific Corp.                                             255,400        11,314,220
   Bristol Myers Squibb Co.                                            605,400        15,298,458
*# Broadcom Corp.                                                       94,400         3,984,624
   Brown-Forman Corp. Class B                                           37,800         1,816,290
   Brunswick Corp.                                                      29,200         1,182,600
   Burlington Northern Santa Fe Corp.                                  116,100         3,824,334
   Burlington Resources, Inc.                                           61,700         4,130,198
*# Calpine Corp.                                                       128,900           488,531
 # Campbell Soup Co.                                                   128,200         3,270,382
 # Capital One Financial Corp.                                          72,000         5,044,320
   Cardinal Health, Inc.                                               135,700         9,188,247
 * Caremark Rx, Inc.                                                   142,200         4,436,640
 # Carnival Corp.                                                      196,500         8,372,865
 # Caterpillar, Inc.                                                   108,300         8,160,405
 # Cendant Corp.                                                       314,300         7,210,042
   CenterPoint Energy, Inc.                                             95,500         1,035,220
   Centex Corp.                                                         39,000         1,891,110
   CenturyTel, Inc.                                                     45,000         1,345,050
   Charter One Financial, Inc.                                          69,400         3,050,824
 # ChevronTexaco Corp.                                                 333,600        30,157,440
*# Chiron Corp.                                                         58,500         2,617,875
   Chubb Corp.                                                          58,600         3,947,882
*# CIENA Corp.                                                         179,900           647,640
 # CIGNA Corp.                                                          44,000         2,983,200
   Cincinnati Financial Corp.                                           52,605         2,248,864
   Cinergy Corp.                                                        55,500         2,081,805

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Cintas Corp.                                                         53,400   $     2,423,292
   Circuit City Stores, Inc.                                            65,600           785,232
 * Cisco Sytems, Inc.                                                2,143,400        47,476,310
 # Citigroup, Inc.                                                   1,606,500        74,589,795
 * Citizens Communications Co.                                          88,700         1,126,490
 * Citrix Systems, Inc.                                                 51,200         1,077,760
 # Clear Channel Communications, Inc.                                  192,000         7,622,400
   Clorox Co.                                                           65,500         3,429,580
*# CMS Energy Corp.                                                     50,200           432,724
   Coca-Cola Co.                                                       762,600        39,159,510
   Coca-Cola Enterprises, Inc.                                         143,100         3,942,405
   Colgate-Palmolive Co.                                               166,100         9,500,920
 * Comcast Corp. Class A                                               702,100        20,325,795
   Comerica, Inc.                                                       54,700         3,096,567
   Computer Associates International,
     Inc.                                                              181,500         4,911,390
 * Computer Sciences Corp.                                              58,500         2,550,015
 * Compuware Corp.                                                     119,900           953,205
 * Comverse Technology, Inc.                                            60,100         1,061,967
   Conagra, Inc.                                                       167,500         4,710,100
   ConocoPhilips                                                       213,500        15,655,955
   Consolidated Edison, Inc.                                            75,000         2,944,500
   Constellation Energy Group                                           52,200         1,996,128
 * Convergys Corp.                                                      44,700           656,196
   Cooper Industries, Ltd.                                              28,700         1,633,030
   Cooper Tire & Rubber Co.                                             23,000           485,070
 # Coors (Adolph) Co. Class B                                           11,400           734,730
*# Corning, Inc.                                                       420,500         5,209,995
 # Costco Wholesale Corp.                                              142,900         5,398,762
   Countrywide Financial Corp.                                          86,100         5,553,450
 # Crane Co.                                                            18,500           558,515
 # CSX Corp.                                                            66,700         2,107,720
 # Cummins, Inc.                                                        13,300           774,592
   CVS Corp.                                                           123,600         5,151,648
 # Dana Corp.                                                           46,400           865,360
 # Danaher Corp.                                                        96,000         4,514,880
   Darden Restaurants, Inc.                                             51,400         1,156,500
   Deere & Co.                                                          75,900         4,986,630
 * Dell, Inc.                                                          798,600        28,094,748
   Delphi Automotive Systems Corp.                                     174,700         1,780,193
*# Delta Air Lines, Inc.                                                38,500           234,850
   Deluxe Corp.                                                         15,800           676,556
   Devon Energy Corp.                                                   72,600         4,309,536
   Dillards, Inc. Class A                                               26,000           520,260
   Disney (Walt) Co.                                                   638,600        14,987,942
 # Dollar General Corp.                                                105,100         2,038,940
   Dominion Resources, Inc.                                            101,200         6,372,564
   Donnelley (R.R.) & Sons Co.                                          68,200         2,063,732
   Dover Corp.                                                          63,400         2,470,064
   Dow Chemical Co.                                                    290,700        11,598,930
 # Dow Jones & Co., Inc.                                                25,500         1,222,215
   DTE Energy Co.                                                       52,700         2,119,067
   Duke Energy Corp.                                                   283,100         5,645,014
   DuPont (E.I.) de Nemours & Co., Inc.                                311,200        13,443,840
*# Dynegy, Inc.                                                        117,500           515,825
 * E Trade Group, Inc.                                                 116,600         1,330,406
 # Eastman Chemical Co.                                                 24,100         1,116,794
   Eastman Kodak Co.                                                    89,400         2,340,492
   Eaton Corp.                                                          47,900         2,794,965
 * eBay, Inc.                                                          201,500        17,893,200
   Ecolab, Inc.                                                         80,200         2,446,902
   Edison International                                                101,600   $     2,452,624
   El Paso Corp.                                                       200,100         1,442,721
*# Electronic Arts, Inc.                                                93,300         4,742,439
 # Electronic Data Systems Corp.                                       149,900         2,450,865
 * EMC Corp.                                                           754,400         8,479,456
 # Emerson Electric Co.                                                131,500         7,850,550
   Engelhard Corp.                                                      39,100         1,183,557
   Entergy Corp.                                                        71,400         3,899,154
 # EOG Resources, Inc.                                                  35,800         1,912,794
 # Equifax, Inc.                                                        43,400         1,063,734
   Equity Office Properties Trust                                      124,700         3,360,665
   Equity Residential Corp.                                             86,900         2,558,336
   Exelon Corp.                                                        205,400         6,839,820
 * Express Scripts, Inc. Class A                                        24,200         1,893,892
 # Exxon Mobil Corp.                                                 2,044,900        88,441,925
 # Family Dollar Stores, Inc.                                           53,700         1,684,032
   Federal Home Loan Mortgage
     Corporation                                                       214,700        12,536,333
   Federal National Mortgage
     Association                                                       303,000        20,513,100
   Federated Department Stores, Inc.                                    56,400         2,690,844
   Federated Investors, Inc.                                            33,900         1,009,542
   FedEx Corp.                                                          93,100         6,850,298
   Fifth Third Bancorp                                                 176,200         9,565,898
 # First Data Corp.                                                    277,800        12,025,962
 # First Horizon National Corp.                                         39,200         1,825,544
 # FirstEnergy Corp.                                                   102,800         4,009,200
 * Fiserv, Inc.                                                         60,700         2,295,674
 # Fluor Corp.                                                          25,600         1,034,752
 # Ford Motor Co.                                                      571,200         8,482,320
 * Forest Laboratories, Inc.                                           114,700         7,270,833
   Fortune Brands, Inc.                                                 45,400         3,418,620
   FPL Group, Inc.                                                      57,500         3,665,625
   Franklin Resources, Inc.                                             77,800         3,911,784
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                                       61,100         2,054,793
   Gannett Co., Inc.                                                    84,500         7,419,100
   Gap, Inc.                                                           279,400         6,747,510
 * Gateway, Inc.                                                       117,100           474,255
 # General Dynamics Corp.                                               61,800         5,909,934
   General Electric Co.                                              3,181,800        99,017,616
 # General Mills, Inc.                                                 117,000         5,387,850
 # General Motors Corp.                                                175,300         7,956,867
 # Genuine Parts Co.                                                    54,300         2,043,852
 * Genzyme Corp.                                                        69,900         3,046,242
   Georgia-Pacific Corp.                                                79,100         2,833,362
   Gillette Co.                                                        314,100        13,534,569
   Golden West Financial Corp.                                          47,400         5,155,698
   Goodrich (B.F.) Co.                                                  36,600         1,025,898
*# Goodyear Tire & Rubber Co.                                           54,700           475,890
   Grainger (W.W.), Inc.                                                28,500         1,551,825
   Great Lakes Chemical Corp.                                           15,800           391,524
   Guidant Corp.                                                        97,200         5,281,848
   Halliburton Co.                                                     136,600         3,966,864
   Harley-Davidson, Inc.                                                94,500         5,432,805
   Harrahs Entertainment, Inc.                                          34,700         1,783,580
   Hartford Financial Services Group,
     Inc.                                                               91,000         6,016,920
   Hasbro, Inc.                                                         54,500         1,071,470
 # HCA, Inc.                                                           154,600         6,003,118
   Health Management Associates, Inc.                                   75,800         1,666,842

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Heinz (H.J.) Co.                                                    109,800   $     4,099,932
 * Hercules, Inc.                                                       34,600           366,068
   Hershey Foods Corp.                                                  40,500         3,593,565
 # Hewlett-Packard Co.                                                 951,500        20,209,860
   Hilton Hotels Corp.                                                 118,300         2,052,505
 # Home Depot, Inc.                                                    709,600        25,488,832
   Honeywell International, Inc.                                       267,900         9,028,230
 * Hospira, Inc.                                                        48,770         1,250,463
 * Humana, Inc.                                                         50,500           862,035
 # Huntington Bancshares, Inc.                                          71,500         1,620,905
 # Illinois Tool Works, Inc.                                            96,100         8,637,468
   IMS Health, Inc.                                                     74,700         1,858,536
   Ingersoll-Rand Co., Ltd. Class A                                     54,700         3,571,910
   Intel Corp.                                                       2,022,000        57,728,100
   International Business Machines
     Corp.                                                             529,900        46,943,841
   International Flavors & Fragrances,
     Inc.                                                               29,200         1,050,616
   International Game Technology                                       108,100         4,248,330
   International Paper Co.                                             149,900         6,285,307
*# Interpublic Group of Companies, Inc.                                129,400         1,860,772
 * Intuit, Inc.                                                         61,900         2,425,242
   ITT Industries, Inc.                                                 28,800         2,319,840
 * Jabil Circuit, Inc.                                                  62,400         1,766,544
   Janus Capital Group, Inc.                                            75,000         1,227,750
 * JDS Uniphase Corp.                                                  447,900         1,545,255
   Jefferson-Pilot Corp.                                                44,000         2,258,520
 # Johnson & Johnson                                                   925,600        51,565,176
   Johnson Controls, Inc.                                               58,800         3,170,496
   Jones Apparel Group, Inc.                                            39,400         1,515,718
   JP Morgan Chase & Co.                                               642,100        23,654,964
   KB Home Corp.                                                        14,600           961,848
 # Kellogg Co.                                                         128,600         5,452,640
 # Kerr-McGee Corp.                                                     31,400         1,546,450
   KeyCorp                                                             130,800         4,108,428
 # KeySpan Corp.                                                        49,600         1,755,840
   Kimberly Clark Corp.                                                156,400        10,306,760
   Kinder Morgan, Inc.                                                  38,400         2,304,000
 * King Pharmaceuticals, Inc.                                           75,200         1,004,672
 * KLA-Tencor Corp.                                                     61,200         2,948,616
   Knight Ridder, Inc.                                                  24,900         1,891,902
 * Kohls Corp.                                                         106,100         5,046,116
*# Kroger Co.                                                          232,300         3,877,087
 # Leggett and Platt, Inc.                                              59,800         1,511,744
 # Lehman Brothers Holdings, Inc.                                       86,500         6,543,725
 * Lexmark International Group, Inc.                                    40,100         3,782,232
   Lilly (Eli) & Co.                                                   350,500        25,821,335
 # Limited Brands, Inc.                                                145,200         2,802,360
   Lincoln National Corp.                                               55,500         2,635,695
   Linear Technology Corp.                                              97,400         3,862,884
   Liz Claiborne, Inc.                                                  34,000         1,166,200
   Lockheed Martin Corp.                                               140,700         6,970,278
   Loews Corp.                                                          57,900         3,336,777
 # Louisiana-Pacific Corp.                                              33,000           762,300
 # Lowe's Companies, Inc.                                              245,300        13,140,721
 * LSI Logic Corp.                                                     118,200           969,240
*# Lucent Technologies, Inc.                                         1,329,100         4,744,887
   M & T Bank Corp.                                                     38,000         3,441,660
   Manor Care, Inc.                                                     27,900           874,107
   Marathon Oil Corp.                                                  106,200         3,540,708
 # Marriott International, Inc. Class A                                 71,800         3,541,894
   Marsh & McLennan Co., Inc.                                          165,300   $     7,293,036
   Marshall & Isley Corp.                                               70,600         2,905,190
   Masco Corp.                                                         141,100         4,084,845
 # Mattel, Inc.                                                        134,100         2,344,068
 # Maxim Integrated Products, Inc.                                     102,300         5,199,909
 # May Department Stores Co.                                            90,000         2,579,400
   Maytag Corp.                                                         24,500           638,960
   MBIA, Inc.                                                           45,000         2,492,550
   MBNA Corp.                                                          398,500        10,121,900
 # McCormick & Co., Inc.                                                42,800         1,517,260
   McDonalds Corp.                                                     393,500        10,388,400
 # McGraw-Hill Companies, Inc.                                          59,600         4,644,032
   McKesson Corp.                                                       90,800         3,123,520
 # MeadWestavco Corp.                                                   62,700         1,731,774
 * Medco Health Solutions, Inc.                                         84,300         2,953,029
 * Medimmune, Inc.                                                      77,200         1,858,204
 # Medtronic, Inc.                                                     378,100        18,110,990
   Mellon Financial Corp.                                              134,200         3,950,848
   Merck & Co., Inc.                                                   693,800        32,816,740
 * Mercury Interactive Corp.                                            28,100         1,347,114
   Meredith Corp.                                                       15,700           823,622
   Merrill Lynch & Co., Inc.                                           302,800        17,199,040
   MetLife, Inc.                                                       237,100         8,428,905
   MGIC Investment Corp.                                                30,700         2,241,100
 * Micron Technology, Inc.                                             190,000         2,855,700
 # Microsoft Corp.                                                   3,366,600        88,709,910
 * Millipore Corp.                                                      15,200           835,848
   Molex, Inc.                                                          59,400         1,743,984
   Monsanto Co.                                                         82,900         2,860,050
 * Monster Worldwide, Inc.                                              35,300           893,443
 # Moody's Corp.                                                        46,400         3,034,096
   Morgan Stanley Dean Witter & Co.                                    342,200        18,311,122
 # Motorola, Inc.                                                      730,100        14,434,077
   Mylan Laboratories, Inc.                                             85,400         1,905,274
 * Nabors Industries, Ltd.                                              45,700         1,891,980
   National City Corp.                                                 189,000         6,707,610
 * National Semiconductor Corp.                                        111,000         2,405,370
*# Navistar International Corp.                                         21,500           815,925
*  NCR Corp.                                                            29,500         1,423,080
*# Network Appliance Corp.                                             107,600         2,130,480
   New York Times Class A                                               46,700         2,177,621
 # Newell Rubbermaid, Inc.                                              85,600         2,017,592
   Newmont Mining Corp.                                                134,800         5,352,908
 * Nextel Communications Corp.
     Class A                                                           342,900         7,931,277
 # Nicor, Inc.                                                          13,700           455,936
   Nike, Inc. Class B                                                   82,100         5,841,415
 # NiSource, Inc.                                                       81,900         1,659,294
 * Noble Corp.                                                          41,900         1,443,874
 # Nordstrom, Inc.                                                      42,900         1,739,595
   Norfolk Southern Corp.                                              121,900         2,953,637
 # North Fork Bancorporation, Inc.                                      53,200         2,048,200
   Northern Trust Corp.                                                 68,800         2,954,960
   Northrop Grumman Corp.                                               58,200         6,002,166
 * Novell, Inc.                                                        117,500         1,070,425
 * Novellus Systems, Inc.                                               47,800         1,591,262
   Nucor Corp.                                                          24,400         1,606,740
*# Nvidia Corp.                                                         50,500         1,190,790
   Occidental Petroleum Corp.                                          121,100         5,352,620
 * Office Depot, Inc.                                                   96,900         1,583,346
   Omnicom Group, Inc.                                                  59,300         4,736,291

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Oracle Systems Corp.                                              1,630,400   $    18,456,128
   Paccar, Inc.                                                         54,600         3,046,680
 * Pactiv Corp.                                                         49,100         1,157,778
   Pall Corp.                                                           39,200           947,856
 * Parametric Technology Corp.                                          83,200           403,520
   Parker-Hannifin Corp.                                                37,000         2,055,720
   Paychex, Inc.                                                       117,700         4,414,927
 # Penney (J.C.) Co., Inc.                                              85,100         3,044,878
 # Peoples Energy Corp.                                                 11,700           484,614
 * Peoplesoft, Inc.                                                    113,400         2,027,592
 # Pepsi Bottling Group, Inc.                                           81,000         2,349,000
   Pepsico, Inc.                                                       533,400        28,467,558
   PerkinElmer, Inc.                                                    39,600           772,596
   Pfizer, Inc.                                                      2,378,100        84,042,054
*# PG&E Corp. (Holding Co.)                                            130,700         3,724,950
 * Phelps Dodge Corp.                                                   28,900         1,962,310
   Pinnacle West Capital Corp.                                          28,500         1,148,265
 # Pitney Bowes, Inc.                                                   72,900         3,231,657
 # Plum Creek Timber Co., Inc.                                          57,100         1,788,372
 * PMC Sierra, Inc.                                                     53,900           759,990
   PNC Financial Services Group                                         86,500         4,775,665
 * Power-One, Inc.                                                      26,000           262,080
   PPG Industries, Inc.                                                 53,400         3,193,320
   PPL Corp.                                                            55,300         2,386,195
   Praxair, Inc.                                                       101,400         3,750,786
   Principal Financial Group, Inc.                                     100,000         3,495,000
   Procter & Gamble Co.                                                403,000        43,451,460
 # Progress Energy, Inc.                                                76,400         3,255,404
   Progressive Corp.                                                    67,700         5,806,629
   ProLogis                                                             56,500         1,811,390
 * Providian Financial Corp.                                            90,500         1,230,800
 # Prudential Financial, Inc.                                          168,600         7,468,980
   Public Service Enterprise Group, Inc.                                73,700         3,107,192
   Pulte Homes Inc.                                                     39,100         2,062,525
*# Q Logic Corp.                                                        29,600           908,720
   Qualcomm, Inc.                                                      251,200        16,847,984
   Quest Diagnostics, Inc.                                              32,300         2,782,645
*# Qwest Communications International,
     Inc.                                                              550,800         2,065,500
   Radioshack Corp.                                                     51,200         1,555,968
   Raytheon Co.                                                        138,400         4,601,800
   Reebok International, Ltd.                                           18,400           667,000
   Regions Financial Corp.                                              69,200         2,630,984
 # RJ Reynolds Tobacco Holdings, Inc.                                   26,300         1,478,060
   Robert Half International, Inc.                                      53,400         1,494,132
   Rockwell Collins, Inc.                                               55,600         1,670,224
   Rockwell International Corp.                                         58,400         1,977,424
   Rohm & Haas Co.                                                      69,400         2,674,676
*# Rowan Companies, Inc.                                                32,500           714,350
   Ryder System, Inc.                                                   20,300           754,145
   Sabre Holdings Corp.                                                 43,700         1,114,350
 # Safeco Corp.                                                         43,200         1,812,240
*# Safeway, Inc.                                                       137,900         3,111,024
 * Saint Jude Medical, Inc.                                             53,800         4,102,788
   Saint Paul Companies, Inc.                                          211,227         8,381,487
 * Sanmina Corp.                                                       161,800         1,711,844
 # Sara Lee Corp.                                                      246,700         5,649,430
   SBC Communications, Inc.                                          1,031,700        24,451,290
   Schering-Plough Corp.                                               458,900         7,755,410
   Schlumberger, Ltd.                                                  183,600        10,496,412
 # Schwab (Charles) Corp.                                              423,100         4,146,380
 # Scientific-Atlanta, Inc.                                             47,600   $     1,638,392
 * Sealed Air Corp.                                                     26,500         1,332,155
 # Sears, Roebuck & Co.                                                 69,300         2,633,400
   Sempra Energy                                                        70,900         2,365,933
 # Sherwin-Williams Co.                                                 45,400         1,784,220
 * Siebel Systems, Inc.                                                154,700         1,670,760
   Sigma-Aldrich Corp.                                                  21,600         1,233,576
   Simon Property Group, Inc.                                           63,600         3,279,852
   SLM Corp.                                                           140,700         5,393,031
   Snap-On, Inc.                                                        18,200           612,066
 * Solectron Corp.                                                     299,900         1,649,450
 # Southern Co.                                                        228,400         6,605,328
   SouthTrust Corp.                                                    103,000         3,488,610
   Southwest Airlines Co.                                              246,300         3,820,113
 # Sprint Corp.                                                        443,300         7,873,008
 # Stanley Works                                                        25,300         1,101,815
   Staples, Inc.                                                       155,800         4,296,964
 * Starbucks Corp.                                                     123,500         5,019,040
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                    63,700         2,686,866
   State Street Corp.                                                  104,600         5,064,732
   Stryker Corp.                                                       124,400         6,325,740
 * Sun Microsystems, Inc.                                            1,025,300         4,337,019
 * Sungard Data Systems, Inc.                                           89,600         2,482,816
   Sunoco, Inc.                                                         24,100         1,482,873
 # Suntrust Banks, Inc.                                                 88,100         5,733,548
   Supervalu, Inc.                                                      41,900         1,299,738
 * Symantec Corp.                                                       97,100         4,447,180
   Symbol Technologies, Inc.                                            72,100         1,062,033
   Synovus Financial Corp.                                              94,100         2,423,075
   Sysco Corp.                                                         201,100         7,541,250
   T. Rowe Price Group, Inc.                                            39,300         1,892,688
   Target Corp.                                                        284,200        12,703,740
 # Teco Energy, Inc.                                                    58,600           712,576
   Tektronix, Inc.                                                      26,400           833,184
 * Tellabs, Inc.                                                       129,600         1,029,024
   Temple-Inland, Inc.                                                  17,000         1,110,440
 * Tenet Healthcare Corp.                                              145,000         1,728,400
 * Teradyne, Inc.                                                       59,600         1,328,484
   Texas Instruments, Inc.                                             540,300        14,107,233
 # Textron, Inc.                                                        43,000         2,349,950
   The Goldman Sachs Group, Inc.                                       150,800        14,161,628
 * Thermo-Electron Corp.                                                51,600         1,588,248
 # Thomas & Betts Corp.                                                 18,200           445,172
   Tiffany & Co.                                                        45,700         1,616,409
 * Time Warner, Inc.                                                 1,420,300        24,201,912
   TJX Companies, Inc.                                                 157,000         3,910,870
   Torchmark Corp.                                                      35,300         1,912,907
 * Toys R Us, Inc.                                                      66,600         1,046,952
 * Transocean, Inc.                                                     99,800         2,667,654
   Tribune Co.                                                         103,100         4,978,699
   TXU Corp.                                                           101,000         3,774,370
 # Tyco International, Ltd.                                            623,700        19,203,723
   U.S. Bancorp                                                        598,800        16,826,280
   Union Pacific Corp.                                                  80,700         4,706,424
   Union Planters Corp.                                                 58,800         1,770,468
 * Unisys Corp.                                                        103,400         1,402,104
   United Parcel Service, Inc.                                         352,200        25,259,784
 # United States Steel Corp.                                            35,300         1,071,708
   United Technologies Corp.                                           161,100        13,630,671
 # Unitedhealth Group, Inc.                                            195,200        12,736,800

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Univision Communications, Inc.
     Class A                                                           100,600   $     3,274,530
   Unocal Corp.                                                         80,800         2,878,904
 # UnumProvident Corp.                                                  92,400         1,345,344
 # UST, Inc.                                                            51,700         1,931,512
 # Valero Energy Corp.                                                  40,500         2,677,455
*# Veritas Software Co.                                                133,500         3,551,100
   Verizon Communications, Inc.                                        861,400        29,787,212
 # VF Corp.                                                             33,700         1,583,226
   Viacom, Inc. Class B                                                545,600        20,127,184
   Visteon Corp.                                                        40,700           446,072
 # Vulcan Materials Co.                                                 31,700         1,418,892
   Wachovia Corp.                                                      410,000        19,356,100
   Walgreen Co.                                                        319,700        11,192,697
   Wal-Mart Stores, Inc.                                             1,349,800        75,224,354
   Washington Mutual, Inc.                                             280,500        12,252,240
 # Waste Management, Inc.                                              179,900         5,173,924
 * Waters Corp.                                                         37,900         1,746,432
 * Watson Pharmaceuticals, Inc.                                         33,700         1,258,695
 * Wellpoint Health Networks, Inc.                                      48,400         5,398,536
 # Wells Fargo & Co.                                                   527,700        31,028,760
   Wendy's International, Inc.                                          35,600         1,345,324
   Weyerhaeuser Co.                                                     73,200         4,427,136
 # Whirlpool Corp.                                                      21,700         1,443,701
   Williams Companies, Inc.                                            161,600         1,924,656
 # Winn-Dixie Stores, Inc.                                              44,200           279,786
   Worthington Industries, Inc.                                         26,900           514,866
 # Wrigley (Wm.) Jr. Co.                                                70,100         4,402,280
   Wyeth                                                               415,400        14,954,400
   XCEL Energy, Inc.                                                   124,400         2,113,556
*# Xerox Corp.                                                         248,800         3,368,752
 # Xilinx, Inc.                                                        107,600         3,925,248
 # XL Capital, Ltd.                                                     42,800         3,195,020
*# Yahoo!, Inc.                                                        415,000        12,723,900
 * Yum! Brands, Inc.                                                    91,800         3,442,500
 * Zimmer Holdings, Inc.                                                75,400         6,435,390
   Zions Bancorp                                                        28,000         1,716,400
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $2,587,575,053)                                                            3,253,108,973
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (12.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $65,199,000
   FHLB Floating Rate Notes,
   10/03/05, valued at $65,117,501) to
   be repurchased at $64,161,344
   (Cost $64,155,000)                                          $        64,155   $    64,155,000
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 0.96%, 06/01/04
   (Collateralized by $392,750,000
   U.S. Treasury Obligations rates
   ranging from 1.875% to 6.75%,
   maturities ranging from 05/15/05 to
   11/30/05, valued at $410,731,038)
   to be repurchased at $402,719,403
   (Cost $402,676,451)^                                                402,676       402,676,451
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $466,831,451)                                                                466,831,451
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,054,406,505)++                                                        $ 3,719,940,424
                                                                                 ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,216,721,011.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                                          606,100   $     3,921,467
   A. G. Edwards, Inc.                                                  17,500           654,500
*# Advanced Micro Devices, Inc.                                        504,800         7,849,640
   Aetna, Inc.                                                         539,626        43,817,631
 * Agere Systems, Inc. Class A                                           8,652            21,976
 * Agere Systems, Inc. Class B                                         212,364           520,292
 # Albertson's, Inc.                                                   538,100        12,607,683
 * Allegheny Corp.                                                      17,934         4,779,411
   Alliant Energy Corp.                                                212,900         5,318,242
 * Allied Waste Industries, Inc.                                       255,800         3,391,908
 * Allmerica Financial Corp.                                            98,000         3,150,700
   Allstate Corp.                                                    1,618,800        71,194,824
   Ambac Financial Group, Inc.                                          23,200         1,604,280
   Amerada Hess Corp.                                                  196,432        13,866,135
   American Financial Group, Inc.                                      177,400         5,359,254
   American National Insurance Co.                                      46,700         4,380,927
*# American Tower Corp.                                                336,000         4,646,880
*# Americredit Corp.                                                   374,000         6,619,800
   Anadarko Petroleum Corp.                                            627,078        34,188,293
   Apache Corp.                                                        129,990         5,246,396
 * Apple Computer, Inc.                                                197,300         5,536,238
 * Applied Micro Circuits Corp.                                        213,200         1,149,148
   Archer-Daniels Midland Co.                                        2,475,260        41,163,574
 * Arrow Electronics, Inc.                                             308,200         8,392,286
   Ashland, Inc.                                                       297,600        14,031,840
   Astoria Financial Corp.                                              40,500         1,549,935
   AT&T Corp.                                                        1,937,780        32,128,392
 * AT&T Wireless Services, Inc.                                      5,388,737        76,304,516
*# AutoNation, Inc.                                                  2,057,600        34,300,192
 * Avnet, Inc.                                                         199,900         4,677,660
   AVX Corp.                                                           125,400         1,986,336
   Bank of America Corp.                                                82,170         6,830,792
   Bank of Hawaii Corp.                                                327,500        14,229,875
 * Barnes & Noble, Inc.                                                 13,000           389,220
   Bausch & Lomb, Inc.                                                  11,800           720,036
   Bear Stearns Companies, Inc.                                        373,770        30,297,796
   Belo Corp. Class A                                                  324,200         9,537,964
 * Big Lots, Inc.                                                      253,500         3,706,170
 # Blockbuster, Inc. Class A                                            23,300           364,878
   Boise Cascade Corp.                                                 213,400         7,501,010
   Borders Group, Inc.                                                  34,000           776,220
   Borg-Warner, Inc.                                                   201,600         8,354,304
   Bowater, Inc.                                                       168,400         7,111,532
   Burlington Northern Santa Fe Corp.                                1,283,000        42,262,020
 * Caesars Entertainment, Inc.                                         845,900        11,648,043
 * Cavco Industries, Inc.                                               11,450           434,402
 # Cendant Corp.                                                       311,800         7,152,692
*# CheckFree Corp.                                                      56,200         1,723,092
   Chubb Corp.                                                         258,900        17,442,093
*# CIENA Corp.                                                         164,600           592,560
   Cincinnati Financial Corp.                                          579,159        24,759,047
   Circuit City Stores, Inc.                                           531,900         6,366,843
   Clear Channel Communications, Inc.                                1,428,466        56,710,100
*# CNA Financial Corp.                                                 635,600        19,080,712
   Coca-Cola Enterprises, Inc.                                       1,785,400        49,187,770
 * Comcast Corp. Class A                                             2,432,666   $    70,425,681
 * Comcast Corp. Special Class A
     Non-Voting                                                        927,100        26,283,285
   Commerce Group, Inc.                                                 93,100         4,219,292
   Commercial Federal Corp.                                             98,900         2,771,178
 * Compuware Corp.                                                      35,800           284,610
 * Comverse Technology, Inc.                                           111,500         1,970,205
   ConocoPhilips                                                       220,400        16,161,932
*# Corning, Inc.                                                       998,300        12,368,937
   Countrywide Financial Corp.                                         819,999        52,889,935
*# Cox Communications, Inc.                                          1,421,400        44,646,174
*# Crown Castle International Corp.                                    468,900         6,906,897
 # CSX Corp.                                                           577,800        18,258,480
 # Cummins, Inc.                                                       143,100         8,334,144
   Curtiss-Wright Corp-Cl B W/I                                         27,130         1,214,067
 # Dana Corp.                                                          510,700         9,524,555
*# Delta Air Lines, Inc.                                               402,500         2,455,250
 # Diamond Offshore Drilling, Inc.                                     298,241         6,737,264
   Dillards, Inc. Class A                                               48,900           978,489
   Disney (Walt) Co.                                                   906,600        21,277,902
 # Eastman Chemical Co.                                                108,200         5,013,988
   Electronic Data Systems Corp.                                       746,200        12,200,370
   Federated Department Stores, Inc.                                   618,200        29,494,322
   First American Financial Corp.                                      156,500         4,062,740
   First Citizens Bancshares, Inc.                                      10,300         1,194,800
   Florida East Coast Industries, Inc.                                  68,139         2,465,269
   Foot Locker, Inc.                                                   175,000         4,130,000
 # Ford Motor Co.                                                    4,185,900        62,160,615
 # General Motors Corp.                                              1,395,700        63,350,823
   Georgia-Pacific Corp.                                               684,200        24,508,044
*# Goodyear Tire & Rubber Co.                                          203,900         1,773,930
   Harris Corp.                                                        151,400         7,000,736
   Hartford Financial Services Group,
     Inc.                                                              487,000        32,200,440
   Hearst-Argyle Television, Inc.                                      238,600         6,239,390
   Helmerich & Payne, Inc.                                             146,800         3,662,660
   Hibernia Corp.                                                      274,500         6,588,000
   Hollinger International, Inc. Class A                               257,600         4,533,760
   Horton (D.R.), Inc.                                                 818,872        23,665,401
 * Human Genome Sciences, Inc.                                          23,900           259,793
 * Humana, Inc.                                                        618,900        10,564,623
   Ikon Office Solutions, Inc.                                         123,700         1,363,174
   Independence Community Bank Corp.                                    12,500           469,000
 * Ingram Micro, Inc.                                                  336,900         4,868,205
 * Instinet Group, Inc.                                                 15,200           100,168
*# InterActiveCorp                                                   1,496,500        46,780,590
   International Paper Co.                                           1,215,775        50,977,446
*# Invitrogen Corp.                                                     50,100         3,479,445
 * JDS Uniphase Corp.                                                1,095,700         3,780,165
   JP Morgan Chase & Co.                                             2,244,400        82,683,696
 # Kerr-McGee Corp.                                                    207,658        10,227,156
   KeyCorp                                                             941,600        29,575,656
 # Labranche & Co., Inc.                                                19,700           176,512
   LaFarge North America, Inc.                                         257,500        11,345,450
   Lear Corp.                                                          110,900         6,568,607
*# Level 3 Communications, Inc.                                        195,500           762,450

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Liberty Media Corp.                                               6,276,100   $    68,911,578
   Lincoln National Corp.                                              418,500        19,874,565
   Loews Corp.                                                         636,800        36,698,784
 # Louisiana-Pacific Corp.                                              94,500         2,182,950
 * LSI Logic Corp.                                                     647,300         5,307,860
   Lubrizol Corp.                                                      182,000         6,026,020
*# Lucent Technologies, Inc.                                         1,193,800         4,261,866
   Lyondell Chemical Co.                                               447,200         7,387,744
   Manulife Financial Corp.                                            425,285        16,509,564
   Marathon Oil Corp.                                                  961,450        32,054,743
 # May Department Stores Co.                                            63,100         1,808,446
   MBIA, Inc.                                                          327,250        18,126,378
 # MeadWestavco Corp.                                                  758,431        20,947,864
   MetLife, Inc.                                                     1,830,500        65,074,275
*# Metro-Goldwyn-Mayer, Inc.                                           261,100         3,104,479
   MGIC Investment Corp.                                               116,900         8,533,700
 * MGM Grand, Inc.                                                     390,100        17,324,341
 * Micron Technology, Inc.                                             767,000        11,528,010
*# Mony Group, Inc.                                                     51,200         1,599,488
   Nationwide Financial Services, Inc.                                  94,300         3,446,665
   Norfolk Southern Corp.                                            1,537,600        37,256,048
   Northrop Grumman Corp.                                              427,771        44,116,023
   Nucor Corp.                                                          15,000           987,750
   Occidental Petroleum Corp.                                          650,800        28,765,360
 # Odyssey Re Holdings Corp.                                            50,500         1,275,125
   Old Republic International Corp.                                    501,412        11,412,137
 * Owens-Illinois, Inc.                                                314,400         4,662,552
 * Pacificare Health Systems, Inc.                                      50,000         1,846,500
 * Pactiv Corp.                                                         55,100         1,299,258
*# PanAmSat Corp.                                                      350,100         8,132,823
 # Peabody Energy Corp.                                                 54,600         2,715,804
 # Penney (J.C.) Co., Inc.                                           1,120,000        40,073,600
   PepsiAmericas, Inc.                                                 192,000         4,078,080
 * Phelps Dodge Corp.                                                  287,085        19,493,072
 # PMI Group, Inc.                                                     191,100         8,249,787
   Pogo Producing Co.                                                   69,200         3,147,216
*# Pride International, Inc.                                           303,400         4,769,448
   Principal Financial Group, Inc.                                     746,100        26,076,195
   Protective Life Corp.                                               141,500         5,232,670
 * Providian Financial Corp.                                           483,100         6,570,160
   Pulte Homes Inc.                                                    248,400        13,103,100
 # Questar Corp.                                                       251,000         9,199,150
*# Qwest Communications
     International, Inc.                                             2,000,600         7,502,250
   Radian Group, Inc.                                                  211,300         9,719,800
 * Radio One, Inc.                                                      22,900           395,712
   Rayonier, Inc.                                                          500            21,000
   Raytheon Co.                                                      1,311,300        43,600,725
   Reinsurance Group of America, Inc.                                  114,100         4,535,475
 * Rite Aid Corp.                                                      969,800         4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                                  251,326        14,124,521
   Ryder System, Inc.                                                  275,400        10,231,110
 # Safeco Corp.                                                        486,400        20,404,480
   Saint Paul Companies, Inc.                                          695,326        27,590,536
   Saks, Inc.                                                          743,200        11,155,432
 * Sanmina Corp.                                                       639,900         6,770,142
   SBC Communications, Inc.                                            430,200        10,195,740
 # Sears, Roebuck & Co.                                                493,500        18,753,000
 * Service Corp. International                                         237,100         1,707,120
 * Smithfield Foods, Inc.                                               68,400         1,982,916
*# Smurfit-Stone Container Corp.                                       617,026        11,205,192
 * Solectron Corp.                                                   1,155,300   $     6,354,150
 # Sovereign Bancorp, Inc.                                             781,020        16,987,185
 # Sprint Corp.                                                      2,161,500        38,388,240
   StanCorp Financial Group, Inc.                                       20,000         1,281,800
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                   573,500        24,190,230
   Steelcase, Inc. Class A                                              47,400           559,320
 * Sun Microsystems, Inc.                                            2,143,700         9,067,851
   Sunoco, Inc.                                                        298,800        18,385,164
   Supervalu, Inc.                                                     565,200        17,532,504
*# Tech Data Corp.                                                     119,000         4,776,660
 # Telephone & Data Systems, Inc.                                       89,300         6,398,345
 * Tellabs, Inc.                                                       716,800         5,691,392
   Temple-Inland, Inc.                                                 131,300         8,576,516
 * Tenet Healthcare Corp.                                            1,047,300        12,483,816
 # Textron, Inc.                                                       123,000         6,721,950
 * The DIRECTV Group, Inc.                                             680,337        11,980,735
 # Thomas & Betts Corp.                                                 46,900         1,147,174
   Tidewater, Inc.                                                     100,900         2,788,876
 * Time Warner, Inc.                                                 7,039,080       119,945,923
   Torchmark Corp.                                                     127,200         6,892,968
 * Toys R Us, Inc.                                                     819,300        12,879,396
 * Triad Hospitals, Inc.                                               147,000         5,197,920
 # Tyson Foods, Inc. Class A                                           912,556        18,725,649
   Union Pacific Corp.                                                 824,200        48,067,344
   Unionbancal Corp.                                                    86,600         4,987,294
 * Unisys Corp.                                                        113,200         1,534,992
 * United States Cellular Corp.                                        122,800         4,372,908
 # United States Steel Corp.                                           326,200         9,903,432
   Unitrin, Inc.                                                       223,800         8,974,380
 # UnumProvident Corp.                                                 913,089        13,294,576
 # Valero Energy Corp.                                                 306,800        20,282,548
   Valhi, Inc.                                                         158,500         1,759,350
 * VeriSign, Inc.                                                      166,300         3,016,682
   Viacom, Inc. Class B                                              3,061,100       112,923,979
*# Vishay Intertechnology, Inc.                                        315,716         5,957,561
 * Vitesse Semiconductor, Inc.                                           2,800            15,288
 * WebMD Corp.                                                          25,800           228,588
   Weis Markets, Inc.                                                   20,800           710,320
   Wesco Financial Corp.                                                13,540         5,103,903
 * Westport Resources Corp.                                             30,800         1,065,680
 # Weyerhaeuser Co.                                                    565,400        34,195,392
   Worthington Industries, Inc.                                        133,200         2,549,448
*# Xerox Corp.                                                          75,000         1,015,500
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $2,572,821,731)                                                            3,122,322,882
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (14.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $67,332,000
   FNMA Discount Notes, 12/10/04,
   valued at $66,827,010) to be
   repurchased at $65,845,511
   (Cost $65,839,000)                                          $        65,839        65,839,000

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                    (000)
 Repurchase Agreement, Merrill Lynch Triparty Repo
   0.96%, 06/01/04 (Collateralized by
   $471,136,000 U.S. Treasury Obligations rates ranging
   from 1.625% to 6.00%, maturities ranging from 08/15/04
   to 02/15/12, valued at $483,699,189) to be repurchased
   at $474,263,981 (Cost $474,213,398)^                        $       474,213   $   474,213,398
                                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $540,052,398)                                                                540,052,398
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,112,874,129)++                                                        $ 3,662,375,280
                                                                                 ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,112,874,157.

                See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (92.0%)
 * 1-800 CONTACTS, Inc.                                                 23,636   $       347,449
 * 1-800-FLOWERS.COM, Inc.                                              47,097           451,660
   1st Source Corp.                                                     34,441           781,811
 # 21st Century Holding Co.                                              1,100            21,461
   21st Century Insurance Group                                         76,800         1,005,312
 * 24/7 Real Media, Inc.                                                 3,180            18,476
 * 3-D Systems Corp.                                                    22,000           265,958
 * 4Kids Entertainment, Inc.                                            23,500           508,775
 * 7-Eleven, Inc.                                                       16,600           285,022
*# 8X8, Inc.                                                            19,200            50,880
 * 99 Cents Only Stores                                                  5,500           106,755
 * @Road, Inc.                                                          94,700           841,883
 * A. B. Watley Group, Inc.                                              9,400             1,880
 * A.C. Moore Arts & Crafts, Inc.                                       34,900           924,850
 * A.D.A.M., Inc.                                                          700             1,470
*# aaiPharma, Inc.                                                      47,250           217,822
 * Aames Financial Corp.                                                   240               706
 * AAON, Inc.                                                           13,100           250,996
 * AAR Corp.                                                            58,083           556,435
   Aaron Rents, Inc. Class A                                             5,700           151,050
   Aaron Rents, Inc. Class B                                            21,600           642,600
 * Abaxis, Inc.                                                         18,300           341,661
   ABC Bancorp                                                           8,310           163,458
 * Abgenix, Inc.                                                       150,134         2,270,026
*# Abiomed, Inc.                                                        38,270           472,634
 * Able Laboratories, Inc.                                              30,200           561,720
 * Ablest, Inc.                                                          2,100            11,130
   ABM Industries, Inc.                                                 87,600         1,666,152
   Abrams Industries, Inc.                                                 200               840
 * ABX Air, Inc.                                                        66,600           299,700
 * Acacia Research-Acacia
     Technologies Common Stock                                          20,960           129,952
 * Acacia Research-CombiMatrix Corp.                                    10,434            41,214
 * Accelrys, Inc.                                                       52,900           528,471
 * Access Pharmaceuticals, Inc.                                         26,300           147,543
*# Acclaim Entertainment, Inc.                                          55,700            23,450
 * Accredo Health, Inc.                                                 44,343         1,613,198
 * Ace Cash Express, Inc.                                               23,042           548,400
 * Ace Comm Corp.                                                        7,500            18,300
   Aceto Corp.                                                          28,550           458,798
 * Aclara Biosciences, Inc.                                             60,171           228,650
 * Acme Communications, Inc.                                            28,600           221,364
 * Acme United Corp.                                                     3,400            23,800
 * ACT Manufacturing, Inc.                                               4,600                25
 * ACT Teleconferencing, Inc.                                           25,700            66,075
 * Actel Corp.                                                          46,200           922,152
 * Acterna Corp.                                                       122,100             3,052
   Action Performance Companies, Inc.                                   33,000           499,950
 * ActivCard Corp.                                                      74,043           473,135
 * Active Power, Inc.                                                   76,200           266,700
 * Activision, Inc.                                                     97,214         1,537,925
 * Actuant Corp.                                                        42,480         1,454,090
 * Actuate Corp.                                                       110,500           413,270
   Acuity Brands, Inc.                                                  27,700           683,082
   Adams Resources & Energy, Inc.                                        4,200            58,380
 * Adaptec, Inc.                                                       187,800   $     1,538,082
*# Addvantage Technologies Group, Inc.                                   1,700             9,222
 * ADE Corp.                                                            13,300           279,300
 * Adept Technology, Inc.                                                7,000             6,650
 * Administaff, Inc.                                                    47,800           790,612
 * Adolor Corp.                                                         69,800           974,408
 * Advanced Digital Information Corp.                                  115,500         1,033,725
 * Advanced Energy Industries, Inc.                                     55,300           847,749
 * Advanced Magnetics, Inc.                                             12,300           120,663
   Advanced Marketing Services, Inc.                                    32,350           358,114
 * Advanced Materials Group, Inc.                                          237               115
 * Advanced Medical Optics, Inc.                                        52,400         1,839,240
 * Advanced Neuromodulation
     Systems, Inc.                                                      33,200         1,083,316
 * Advanced Nutraceuticals, Inc.                                           700             3,150
*# Advanced Photonix, Inc. Class A                                       9,000            21,240
 * Advanced Power Technology, Inc.                                      18,195           240,356
   Advanta Corp. Class A                                                18,317           296,003
   Advanta Corp. Class B Non-Voting                                     30,994           491,565
 * Advent Software, Inc.                                                59,400         1,123,848
   Advo, Inc.                                                           53,850         1,724,277
 * Aehr Test Systems                                                     7,100            28,400
 * AEP Industries, Inc.                                                 13,000           138,437
 * AeroCentury Corp.                                                       300               771
 * Aeroflex, Inc.                                                      133,450         1,702,822
 * Aeropostale, Inc.                                                   102,250         2,688,152
 * Aerosonic Corp.                                                       3,900            27,300
 * Aether Systems, Inc.                                                 74,742           254,870
 * Aetrium, Inc.                                                         9,300            85,374
 * AFC Enterprises, Inc.                                                39,800           805,950
*# Affiliated Managers Group, Inc.                                      39,150         1,908,562
 * Affinity Technology Group, Inc.                                      29,100             2,386
 * Aftermarket Technology Corp.                                         41,150           602,436
 * Agile Software Corp.                                                 89,900           719,200
*# Agility Capital, Inc.                                                 5,900                38
   Agilysys, Inc.                                                       57,788           711,370
 * Air Methods Corp.                                                    19,470           154,592
   Airgas, Inc.                                                         62,500         1,361,250
 * Airnet Systems, Inc.                                                 17,400            74,472
 * Airspan Networks, Inc.                                               62,500           346,875
 * Airtran Holdings, Inc.                                              151,400         2,107,488
 * AK Steel Holding Corp.                                              195,400           894,932
*# Akamai Technologies, Inc.                                           165,213         2,455,065
*# Akorn, Inc.                                                          19,500            64,350
*# Aksys, Ltd.                                                          53,000           322,240
   Alabama National Bancorporation                                      27,689         1,421,553
   Alamo Group, Inc.                                                    12,500           195,625
 * Alaris Medical, Inc.                                                114,300         2,540,889
 * Alaska Air Group, Inc.                                               48,200           992,920
 * Alaska Communications Systems
     Group, Inc.                                                        22,200           143,190
   Albany International Corp. Class A                                   50,272         1,532,793
 * Albany Molecular Research, Inc.                                      56,978           720,202
   Albemarle Corp.                                                      74,581         2,146,441
 * Alcide Corp.                                                          2,300            47,288
 * Alderwoods Group, Inc.                                                6,000            77,460

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Aldila, Inc.                                                          4,633   $        70,468
   Alexander & Baldwin, Inc.                                            58,000         1,848,460
 * Alexion Pharmaceuticals, Inc.                                        39,500           791,975
   Alfa Corp.                                                          144,161         1,967,798
   Alico, Inc.                                                           7,000           247,100
 * Align Technology, Inc.                                              106,612         2,032,025
 * Alkermes, Inc.                                                      157,411         2,266,718
 * All American Semiconductor, Inc.                                      4,000            36,440
*# Allegheny Energy, Inc.                                              151,400         2,157,450
   Allegheny Technologies, Inc.                                        145,700         1,749,857
   Allen Organ Co. Class B                                                 800            40,000
 * Alliance Gaming Corp.                                                90,860         1,971,662
 * Alliance Imaging, Inc.                                               86,400           331,776
 * Alliance Semiconductor Corp.                                         62,500           373,125
 * Allied Defense Group, Inc.                                           12,400           217,496
 * Allied Healthcare International, Inc.                                36,000           181,080
 * Allied Healthcare Products, Inc.                                      6,700            36,381
 * Allied Holdings, Inc.                                                 8,300            42,330
 * Allied Motion Technologies, Inc.                                      2,900            14,993
 * Allmerica Financial Corp.                                            40,600         1,305,290
*# Allos Therapeutics, Inc.                                             55,700           103,045
 * Allou Health Care, Inc. Class A                                       7,100                 1
 * Alloy, Inc.                                                          71,200           356,712
 * Allscripts Healthcare Solutions, Inc.                                66,000           543,774
 * Almost Family, Inc.                                                   1,600            12,648
 * Alpha Technologies Group, Inc.                                        7,100             9,940
   Alpharma, Inc. Class A                                               70,700         1,384,306
 * Alpine Group, Inc.                                                   13,500            27,567
 * Alteon, Inc.                                                         61,700            80,210
*# Alterra Healthcare Corp.                                              4,900                 0
 * Altiris, Inc.                                                        47,200         1,262,600
   Ambassadors Group, Inc.                                               9,800           201,782
   Ambassadors, Inc.                                                     9,800           125,734
 * AMC Entertainment, Inc.                                              60,600           915,060
 * Amcast Industrial Corp.                                               8,500            34,425
   Amcol International Corp.                                            52,700           880,090
   Amcore Financial, Inc.                                               45,460         1,321,522
 * Amedisys, Inc.                                                       20,993           523,146
 * AMEN Properties, Inc.                                                 1,975             4,916
 * Amerco, Inc.                                                         13,900           347,639
 * America Services Group, Inc.                                         12,700           457,200
 * America West Holdings Corp.
     Class B                                                            60,100           602,202
 * American Banknote Corp.                                                  88                25
   American Biltrite, Inc.                                               3,400            33,150
 * American Building Control, Inc.                                      14,000            26,180
*# American Business Financial
     Services, Inc.                                                      5,074            16,644
 * American Claims Evaluation, Inc.                                      1,000             2,890
 * American Dental Partners, Inc.                                       10,500           179,025
 * American Eagle Outfitters, Inc.                                      40,860         1,183,306
 * American Ecology Corp.                                               14,350           125,562
 * American Greetings Corp. Class A                                     89,600         1,881,600
*# American Healthways, Inc.                                            57,800         1,187,790
 * American Indemnity Financial Escrow                                     800               800
 * American Independence Corp.                                           8,400           130,872
   American Italian Pasta Co.                                           30,600           895,356
 * American Locker Group, Inc.                                             300             3,396
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                      4,400                 0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                   4,400   $             0
 * American Medical Security Group,
     Inc.                                                               24,200           625,086
 * American Medical Systems
     Holdings, Inc.                                                     59,500         1,864,135
   American Pacific Corp.                                                7,100            51,830
 * American Physicians Capital, Inc.                                    14,800           341,140
 * American Physicians Services
     Group, Inc.                                                           100               980
 * American Retirement Corp.                                            42,900           193,050
 * American Science & Engineering,
      Inc.                                                              12,400           214,024
   American Shared Hospital Services                                     5,100            28,968
   American Software, Inc. Class A                                      32,300           206,397
   American States Water Co.                                            27,450           642,330
 * American Superconductor Corp.                                        49,300           619,208
 * American Technical Ceramics Corp.                                     8,000            70,800
   American Vanguard Corp.                                                 621            23,846
 * American West Bancorporation                                          3,552            63,652
   American Woodmark Corp.                                              13,700           788,298
   Americana Bancorp, Inc.                                               2,712            44,070
 * America's Car-Mart, Inc.                                             12,900           380,550
 * AMERIGROUP Corp.                                                     44,300         1,868,131
 * AmeriServe Financial, Inc.                                           24,000           138,000
   Ameristar Casinos, Inc.                                              48,500         1,592,740
   Ameron International Corp.                                           13,700           426,207
 # AmerUs Group Co.                                                     46,844         1,843,311
 * Ames Department Stores, Inc.                                         12,800                22
   Ametek, Inc.                                                            400            10,804
 * Amistar Corp.                                                         1,600             3,608
 * AML Communications, Inc.                                              7,800            11,310
 * AMN Healthcare Services, Inc.                                        58,700           892,240
   Ampco-Pittsburgh Corp.                                                9,600           124,512
 * Ampex Corp. Class A                                                   5,925            10,369
   Amrep Corp.                                                           6,500           111,670
 * Amsurg Corp.                                                         54,333         1,230,654
 * Amtech Systems, Inc.                                                  1,900             9,652
 * AMX Corp.                                                            11,000           109,890
 * Anacomp, Inc.                                                             0                12
 * Anadigics, Inc.                                                      54,600           269,178
 * Analex Corp.                                                         25,800            92,880
   Analogic Corp.                                                       24,500         1,130,185
 * Analysts International Corp.                                         41,200           123,188
*# Analytical Surveys, Inc.                                                730             1,825
 * Anaren, Inc.                                                         36,800           585,856
   Anchor Bancorp Wisconsin, Inc.                                       41,240         1,087,499
   Andersons, Inc.                                                       8,200           141,532
*# Andrew Corp.                                                          3,409            66,987
 * Angeion Corp.                                                           215               318
   Angelica Corp.                                                       16,100           359,030
 * Angelo & Maxie's, Inc.                                                2,016             2,157
 * Anika Therapeutics, Inc.                                              9,900           139,600
   Anixter International, Inc.                                          65,900         2,009,950
 * Ansoft Corp.                                                         22,500           334,350
 * AnswerThink, Inc.                                                    84,800           543,653
 * Ansys, Inc.                                                          27,600         1,189,008
 * Anteon International Corp.                                           63,500         1,870,710
 * Anthony and Sylvan Pools Corp.                                        3,768            15,826
*# Antigenics, Inc.                                                     81,113           654,582
 * AP Pharma, Inc.                                                      37,123           123,248

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * APA Optics, Inc.                                                     11,800   $        29,500
 * APAC Teleservices, Inc.                                             106,450           237,383
 * Aphton Corp.                                                         63,639           287,012
   Apogee Enterprises, Inc.                                             49,500           493,020
 * Apogee Technology, Inc.                                               1,300            11,479
 * Applica, Inc.                                                        42,800           420,296
 * Applied Extrusion Technologies, Inc.                                 22,600            23,730
 * Applied Films Corp.                                                  26,361           713,065
 * Applied Imaging Corp.                                                15,800            18,486
   Applied Industrial Technologies, Inc.                                34,000           909,500
 * Applied Innovation, Inc.                                             15,100            60,400
   Applied Signal Technologies, Inc.                                    19,700           615,625
 * Applix, Inc.                                                         23,900           105,160
 * Apria Healthcare Group, Inc.                                         54,100         1,519,128
 * Apropos Technology, Inc.                                             30,400           123,424
   Aptargroup, Inc.                                                     38,500         1,565,025
 * aQuantive, Inc.                                                     108,925         1,095,785
 * Aquila, Inc.                                                        331,800         1,330,518
*# Aradigm Corp.                                                        92,337           100,647
 * Arch Capital Group, Ltd.                                              5,900           227,622
   Arch Chemicals, Inc.                                                 40,622         1,077,702
   Arch Coal, Inc.                                                      73,400         2,385,500
 * Arch Wireless, Inc.                                                  35,100         1,112,319
   Arctic Cat, Inc.                                                     26,830           618,431
*# Ardent Communications, Inc.                                          12,900                32
 * Arena Pharmaceuticals, Inc.                                          45,878           268,845
 * Argonaut Group, Inc.                                                 46,301           804,711
 * Argonaut Technologies, Inc.                                          12,000            19,560
 * Argosy Gaming Corp.                                                  52,900         1,881,124
 * Ariad Pharmaceuticals, Inc.                                          92,800           996,672
*# Ariba, Inc.                                                         532,400         1,160,632
 * Ark Restaurants Corp.                                                 2,700            59,670
   Arkansas Best Corp.                                                  44,900         1,337,571
 * Arlington Hospitality, Inc.                                           4,900            16,660
 * Armor Holdings, Inc.                                                 51,400         1,922,360
*# Armstrong Holdings, Inc.                                              4,400             3,872
*# Arotech Corp                                                         57,100           145,034
 * Arqule, Inc.                                                         51,674           299,709
 * Array BioPharma, Inc.                                                51,415           487,414
 # Arrhythmia Research Technology, Inc.                                  3,900            49,608
 * Arris Group, Inc.                                                   147,400           931,568
   Arrow Financial Corp.                                                 9,941           292,265
   Arrow International, Inc.                                            73,300         2,211,461
 * Art Technology Group, Inc.                                          100,500           137,685
   Artesian Resources Corp. Class A                                        700            19,096
 * Artesyn Technologies, Inc.                                           69,300           633,402
 * Arthrocare Corp.                                                     38,310           937,829
 * Artisan Components, Inc.                                             40,500         1,025,865
 * Artisoft, Inc.                                                        2,400             6,264
 * Arts Way Manufacturing Co., Inc.                                        200             1,036
 * ASA International. Ltd.                                                 640             2,880
   ASB Financial Corp.                                                   1,000            23,000
 * Asbury Automotive Group, Inc.                                        98,100         1,402,830
 * Ascential Software Corp.                                             66,079         1,060,568
 * Ashworth, Inc.                                                       23,371           186,734
*# Ask Jeeves, Inc.                                                     78,400         3,167,360
*  Aspect Communications Corp.                                         105,200         1,350,768
*  Aspect Medical Systems, Inc.                                         35,000           532,700
*  Aspen Technology, Inc.                                               73,579           464,283
*  Aspeon, Inc.                                                            900                 9
*# Astea International, Inc.                                             2,900            30,189
 * Astec Industries, Inc.                                               35,500   $       614,505
   Astro-Med, Inc.                                                       9,130            96,778
 * Astronics Corp.                                                       5,500            27,830
 * Astronics Corp. Class B                                               2,225            10,680
*# AstroPower, Inc.                                                      6,550               262
 * ASV, Inc.                                                            22,800           690,156
 * Asyst Technologies, Inc.                                             84,500           864,435
*# ATA Holdings Corp.                                                   21,179           134,487
 * Atari, Inc.                                                         209,809           583,269
 * AtheroGenics, Inc.                                                   66,600         1,564,434
 * Atlantic American Corp.                                              21,100            62,667
 * Atlantic Coast Airlines, Inc.                                        68,000           383,520
 * Atlantic Premium Brands, Ltd.                                         2,000             2,600
 * Atlantis Plastics, Inc.                                               4,400            67,980
 * Atlas Air Worldwide Holdings, Inc.                                   11,000               572
 * ATMI, Inc.                                                           55,900         1,432,158
 # Atmos Energy Corp.                                                   93,300         2,312,907
 * ATP Oil & Gas Corp.                                                  53,900           319,088
   Atrion Corp.                                                          1,700            73,508
 * Atrix Labs, Inc.                                                     38,900         1,061,581
 * ATS Medical, Inc.                                                     2,200            10,340
 * Atwood Oceanics, Inc.                                                24,900           991,518
 * Audiovox Corp. Class A                                               34,300           477,456
 * August Technology Corp.                                              31,800           427,710
 * Ault, Inc.                                                            4,500            13,410
 * Aura Systems, Inc.                                                    5,295               199
 * Aurora Foods, Inc.                                                       44                 0
*# Authentidate Holding Corp.                                           50,900           641,340
 * autobytel.com, Inc.                                                  73,800           771,210
 * Avalon Holding Corp. Class A                                          1,550             4,115
 * Avanex Corp.                                                        229,116           710,260
 * Avanir Pharmaceuticals Class A                                       58,000            80,620
 * Avant Immunotherapeutics, Inc.                                      133,134           323,516
 * Avatar Holdings, Inc.                                                 8,700           364,008
   Avatech Solutions, Inc.                                               1,851             1,481
 * Avi Biopharma, Inc.                                                  61,400           138,764
 * Aviall, Inc.                                                         57,700         1,001,672
 * Avici Systems Inc.                                                   21,343           225,382
*# Avid Technology, Inc.                                                45,100         2,346,102
 * Avigen, Inc.                                                         37,800           133,812
   Avista Corp.                                                         87,000         1,475,520
 * Avocent Corp.                                                        52,600         1,802,602
 * Avteam, Inc. Class A                                                 11,400                17
 * Aware, Inc.                                                          40,959           133,117
 * Axcelis Technologies, Inc.                                          177,900         2,143,695
 * Axonyx, Inc.                                                          1,300             6,448
*# AXS-One, Inc.                                                        50,400           149,184
 * Axsys Technologies, Inc.                                              4,700            90,945
 * AXT, Inc.                                                            38,200            80,984
 * Aztar Corp.                                                          62,100         1,497,231
 * AZZ, Inc.                                                             8,200           122,180
   Badger Meter, Inc.                                                    3,200           134,464
 * Badger Paper Mills, Inc.                                              1,000             5,135
   Bairnco Corp.                                                         7,300            59,130
 * Baker (Michael) Corp.                                                 7,600           109,060
   Balchem Corp.                                                         4,700           122,670
   Baldor Electric Co.                                                  59,233         1,371,836
   Baldwin & Lyons, Inc. Class B                                        12,625           304,894
 * Baldwin Technology, Inc. Class A                                     13,300            49,210
 * Ballantyne Omaha, Inc.                                               11,900            34,748
 * Bally Total Fitness Holding Corp.                                    57,800           265,880

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Bancinsurance Corp.                                                   5,700   $        46,797
   Bandag, Inc.                                                         16,400           694,868
   Bandag, Inc. Class A                                                  9,600           380,832
   Bank of Granite Corp.                                                16,400           317,668
   Bank of The Ozarks                                                   15,200           367,840
   BankAtlantic Bancorp, Inc. Class A                                   11,285           180,560
 * Bankrate, Inc.                                                        7,000            79,450
 * BankUnited Financial Corp. Class A                                   51,400         1,341,026
   Banner Corp.                                                         20,197           589,752
   Banta Corp.                                                          46,600         2,033,624
   Barnes Group, Inc.                                                   41,400         1,099,998
   Barnwell Industries, Inc.                                               400            18,384
   Barra, Inc.                                                          33,000         1,350,030
 * Barrett Business Services, Inc.                                       5,800            78,532
 * Barry (R.G.) Corp.                                                    9,500            20,235
   Bassett Furniture Industries, Inc.                                   20,815           396,089
 * Bay View Capital Corp.                                               92,550           188,802
 * Baycorp Holdings, Ltd.                                                  484             6,423
 * BE Aerospace, Inc.                                                   65,700           419,166
 * Beasley Broadcast Group, Inc.                                        12,303           188,482
 # Beazer Homes USA, Inc.                                               12,553         1,264,966
 * Bebe Stores, Inc.                                                    69,900         1,396,602
   BEI Technologies, Inc.                                               26,500           706,755
   Bel Fuse, Inc. Class A                                                2,600            78,679
   Bel Fuse, Inc. Class B                                                5,250           190,785
   Belden, Inc.                                                         40,696           687,762
 * Bell Industries, Inc.                                                 8,900            26,255
 * Bell Microproducts, Inc.                                             48,900           311,493
 * Benchmark Electronics, Inc.                                          74,000         2,155,620
 * Benihana, Inc.                                                        1,000            14,500
 * Benihana, Inc. Class A                                                  150             2,196
 * Bentley Pharmaceuticals, Inc.                                        37,060           466,956
   Berry Petroleum Corp. Class A                                        44,700         1,218,075
*# Bethlehem Steel Corp.                                                37,300               119
 * Beverly Enterprises                                                 193,200         1,638,336
 * Beyond.com Corp.                                                      3,140                44
   BHA Group Holdings, Inc. Class A                                      6,100           199,043
 * Big 4 Ranch, Inc.                                                     3,200                 0
 * Big City Radio, Inc.                                                  6,400               832
 * Big Dog Holdings, Inc.                                                1,500             7,216
 * BindView Development Corp.                                           84,700           258,335
 * Bio Imaging Technologies, Inc.                                       18,500           104,340
 * Bioanalytical Systems, Inc.                                           4,600            18,515
 * Biocryst Pharmaceuticals, Inc.                                       38,700           417,960
*# BioLase Technology, Inc.                                             43,200           509,328
 * Bio-Logic Systems Corp.                                               4,200            26,082
 * BioMarin Pharmaceutical, Inc.                                       112,885           689,727
 * Bio-Rad Laboratories, Inc. Class A                                   20,000         1,122,400
 * Bio-Reference Laboratories, Inc.                                     20,912           319,744
 * BioSante Pharmaceuticals, Inc.                                       25,300           192,280
*# Biosite, Inc.                                                        28,100         1,117,537
 * Biosource International, Inc.                                         9,600            69,226
 * Biospecifics Technologies Corp.                                       4,500             6,750
 * BioSphere Medical, Inc.                                              24,600            75,768
 * BioTime, Inc.                                                        11,000            19,800
 * Bioveris Corp.                                                       30,900           388,104
 * Bitstream, Inc.                                                       8,400            19,152
   BIW, Ltd.                                                               800            15,588
   Black Box Corp.                                                      32,300         1,471,265
   Black Hills Corp.                                                    57,559         1,686,479
   Blair Corp.                                                          13,700           352,090
 * Blonder Tongue Laboratories, Inc.                                     9,800   $        30,870
 * Blount International, Inc.                                           43,400           433,132
 * Blue Coat Systems, Inc.                                              18,786           522,251
 * Blue Martini Software, Inc.                                          19,500            87,535
 * Bluegreen Corp.                                                      45,665           547,067
   Blyth, Inc.                                                          38,100         1,243,965
 * BMC Industries, Inc.                                                 14,000               875
 * BNS Co. Class A                                                       4,120            25,338
   Bob Evans Farms, Inc.                                                63,338         1,627,153
 * Boca Resorts, Inc.                                                   68,745         1,236,035
 * Bogen Communications International,
     Inc.                                                               12,500            62,812
 * Bolt Technology Corp.                                                 5,400            24,840
 * Bombay Co., Inc.                                                     62,900           366,078
 * Bone Care International, Inc.                                        25,821           551,278
 * Bontex, Inc.                                                            200                30
   Bon-Ton Stores, Inc.                                                 20,900           267,311
 * Bookham Technologies P.L.C.                                          98,279           103,193
 * Books-a-Million, Inc.                                                18,300           109,800
 * Borland Software Corp.                                              145,900         1,283,920
   Boston Acoustics, Inc.                                                4,600            50,600
 * Boston Beer Company, Inc. Class A                                    16,400           313,240
 * Boston Biomedical, Inc.                                               6,700            21,172
 * Boston Communications Group, Inc.                                    33,000           349,800
   Boston Private Financial Holdings,
     Inc.                                                               49,100         1,123,899
   Bostonfed Bancorp, Inc.                                               4,300           144,480
 * Bottomline Technologies, Inc.                                        27,904           267,878
   Bowne & Co., Inc.                                                    62,000           987,040
 # Boyd Gaming Corp.                                                   103,200         2,399,400
 * Boyds Collection, Ltd.                                              121,517           347,539
 * Bradley Pharmaceuticals, Inc.
     Class A                                                            25,251           587,843
   Brady (W.H.) Co. Class A                                             37,400         1,543,872
 * Braun Consulting, Inc.                                               30,100            50,568
 * Breed Technologies, Inc.                                             36,800               975
   Bridgford Foods Corp.                                                10,400            80,080
   Briggs & Stratton Corp.                                              27,300         2,071,524
 * Brigham Exploration Co.                                              60,182           512,811
 * Bright Horizons Family Solutions, Inc.                                6,600           326,106
 * Brightpoint, Inc.                                                    34,700           386,558
 * BrightStar Information Technology
     Group, Inc.                                                        10,700               385
 * Brillian Corp.                                                        7,049            59,571
 * Brilliant Digital Entertainment, Inc.                                18,000             1,278
*# BriteSmile, Inc.                                                        785             8,635
 * Broadview Media, Inc.                                                   200             1,220
 * BroadVision, Inc.                                                    59,800           206,848
 * Brocade Communications Systems,
     Inc.                                                               17,800           106,622
 # Brookline Bancorp, Inc.                                             106,091         1,534,076
 * Brooks Automation, Inc.                                              75,239         1,554,438
 * Brookstone, Inc.                                                     35,875           692,746
 * Brooktrout, Inc.                                                     23,462           225,704
   Brown Shoe Company, Inc.                                             32,500         1,343,225
 * Bruker BioSciences Corp.                                            166,445           792,278
 * Brush Engineered Materials, Inc.                                     30,100           524,342
   Bryn Mawr Bank Corp.                                                  1,600            32,960
   BSB Bancorp, Inc.                                                    16,785           583,279
 * BSQUARE Corp.                                                        19,000            18,411
 * BTU International, Inc.                                              11,900            62,832

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Buca, Inc.                                                           33,971   $       179,027
 * Buckeye Technology, Inc.                                             65,183           657,696
   Buckle, Inc.                                                         30,000           842,700
   Building Materials Holding Corp.                                     24,100           414,761
 * Bull Run Corp.                                                        3,700             2,016
   Burlington Coat Factory
     Warehouse Corp.                                                    75,549         1,438,453
 * Bush Industries, Inc. Class A                                         6,500             4,355
 * Butler International, Inc.                                            8,400            20,832
   C & D Technologies, Inc.                                             49,600           809,968
   C & F Financial Corp.                                                   300            11,280
 * C-COR.net Corp.                                                      75,800           673,862
*# C-Phone Corp.                                                         8,900               156
 * Cable Design Techologies Corp.                                       85,487           712,962
*# Cabot Microelectronics Corp.                                         42,300         1,317,645
   Cabot Oil & Gas Corp. Class A                                        58,400         2,149,120
 * Cache, Inc.                                                          18,700           486,387
 * Caci International, Inc. Class A                                     52,400         1,946,136
   Cadmus Communications Corp.                                           8,900           122,642
 * Cagle's, Inc. Class A                                                 2,000            21,820
 * Cal Dive International, Inc.                                         67,800         1,904,502
   Calavo Growers                                                       16,200           165,888
   Calgon Carbon Corp.                                                  67,400           416,532
 * California Amplifier, Inc.                                           26,800           201,000
 * California Coastal Communities, Inc.                                 10,000           160,500
   California First National Bancorp                                    10,400           136,864
 * California Micro Devices Corp.                                       38,000           511,480
 * California Pizza Kitchen, Inc.                                       34,000           641,920
   California Water Service Group                                       30,500           867,725
 * Caliper Life Sciences, Inc.                                          56,174           298,284
   Callaway Golf Co.                                                   136,000         2,200,480
 * Callidus Software                                                    32,000           228,480
 * Callon Petroleum Corp.                                               25,162           330,125
 * Calloways Nursery, Inc.                                               1,200               198
 # Cal-Maine Foods, Inc.                                                39,100           539,580
 * Calton, Inc.                                                          4,480             1,926
 * CAM Commerce Solutions, Inc.                                          3,000            56,737
   Cambrex Corp.                                                        51,700         1,181,345
 * Cambridge Heart, Inc.                                                 6,600             4,290
   Camco Financial Corp.                                                 7,516           107,704
 * Candela Corp.                                                        39,910           415,064
 * Candies, Inc.                                                        45,550           114,786
 * Candlewood Hotel Co., Inc.                                            1,500                85
 * Cannon Express, Inc. Class A                                            200                36
 * Cannondale Corp.                                                      6,400               896
 * Cantel Medical Corp.                                                 16,740           287,928
 * Canterbury Consulting Group, Inc.                                     1,571             1,296
 * Canyon Resources Corp.                                               48,600           158,436
   Capital Corp. of the West                                             5,046           181,656
 * Capital Crossing Bank                                                 5,900           374,060
 * Capital Pacific Holdings, Inc.                                       14,500            58,362
 * Capital Senior Living Corp.                                          42,200           217,330
   Capital Southwest Corp.                                                 300            22,650
   Capitol Bancorp, Ltd.                                                 8,564           215,984
 * Caprius, Inc.                                                           548               110
 * Capstone Turbine Corp.                                               74,000           206,460
 * Captaris, Inc.                                                       57,600           348,480
 * Captiva Software Corp.                                                4,400            44,308
 * Caraustar Industries, Inc.                                           51,184           684,842
 # Carbo Ceramics, Inc.                                                 28,600         1,999,140
 * Cardiac Sciences, Inc.                                              136,100           340,250
 * Cardima, Inc.                                                         6,300   $         5,418
 * CardioDynamics International Corp.                                   85,661           563,649
*# CardioGenesis Corp.                                                  32,100            21,507
 * Cardiotech International, Inc.                                       31,263           117,236
 * Career Blazers, Inc. Trust Units                                        800                 0
 * Carmike Cinemas, Inc.                                                19,700           721,020
   Carpenter Technology Corp.                                           40,400         1,228,968
 * Carreker Corp.                                                       21,871           199,682
 * Carriage Services, Inc. Class A                                      28,700           147,805
 * Carrier Access Corp.                                                 59,989           667,078
 * Carrington Laboratories, Inc.                                         9,800            42,042
 * Carrizo Oil & Gas, Inc.                                              14,100           119,286
   Cascade Corp.                                                        20,800           508,560
   Cascade Natural Gas Corp.                                            20,100           399,387
 * Casella Waste Systems, Inc. Class A                                  40,669           568,553
   Casey's General Stores, Inc.                                         84,800         1,384,784
   Cash America International, Inc.                                     48,200           972,194
 * Castle (A.M.) & Co.                                                  15,437           131,060
   Castle Energy Corp.                                                   6,600            71,709
 * Casual Male Retail Group, Inc.                                       63,100           429,080
 * Catalina Lighting, Inc.                                               1,760            18,865
 * Catalina Marketing Corp.                                             90,800         1,533,612
 * Catalyst International, Inc.                                          7,600            10,640
 * Catalyst Semiconductor, Inc.                                         28,040           224,881
 * Catalytica Energy Systems, Inc.                                      15,391            51,560
 * Catapult Communications Corp.                                        22,600           373,126
   Cathay Bancorp, Inc.                                                 38,961         2,460,387
   Cato Corp. Class A                                                   35,000           771,050
 * Cavalier Homes, Inc.                                                 32,060           180,818
   Cavalry Bancorp, Inc.                                                   500             7,530
 * Cavco Industries, Inc.                                                3,852           146,141
   CCA Industries, Inc.                                                 11,800            91,450
 * CCC Information Services Group,
     Inc.                                                               25,700           372,136
 * CD Warehouse, Inc.                                                    3,300                 7
 * CD&L, Inc.                                                            2,600             3,640
   CDI Corp.                                                            35,300         1,171,607
 * CEC Entertainment Inc.                                               69,550         2,137,271
 * Celadon Group, Inc.                                                  14,000           201,880
 * Celebrity, Inc. Escrow Shares                                         1,300                 0
   Celeritek, Inc.                                                      22,200            78,144
 * Cell Genesys, Inc.                                                   79,352           815,739
*# Cell Therapeutics, Inc.                                              88,200           617,400
 * Cellegy Pharmaceuticals, Inc.                                        46,100           187,166
 * CellStar Corp.                                                       33,948           205,385
 * Centene Corp.                                                        36,200         1,305,010
 * Centennial Communications Corp.                                      49,800           359,556
   Center Bancorp, Inc.                                                  1,890            22,189
   Center Finl CO                                                       12,960           191,160
*# CenterSpan Communication Corp.                                        8,400               714
 * Centillium Communications, Inc.                                      64,069           211,428
 * Centra Software, Inc.                                                45,500            99,190
   Central Bancorp, Inc.                                                 1,600            56,880
*# Central European Distribution Corp.                                  19,418           587,977
 * Central Garden & Pet Co.                                             30,300         1,126,251
   Central Pacific Financial Corp.                                      28,400           687,280
   Central Parking Corp.                                                63,137         1,167,403
   Central Vermont Public Service Corp.                                 21,700           423,367
 * Century Aluminum Co.                                                 55,390         1,283,386
   Century Bancorp Income Class A                                        1,000            32,700
 * Century Business Services, Inc.                                     141,857           584,451

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Cenveo, Inc.                                                         84,800   $       262,032
 * Cepheid, Inc.                                                        74,706           683,560
 * Ceradyne, Inc.                                                       28,650           953,185
   Cerberonics, Inc. Class A                                               200             1,852
 * Ceres Group, Inc.                                                    54,395           338,337
*# Cerner Corp.                                                         49,309         2,108,453
 * Cerus Corp.                                                          39,700            85,355
 * CEVA, Inc.                                                           10,833            86,664
   CFS Bancorp, Inc.                                                    21,420           290,241
   CH Energy Group, Inc.                                                28,700         1,305,850
 * Chad Therapeutics                                                    10,000            42,500
 * Champion Enterprises, Inc.                                          126,100         1,179,035
   Champion Industries, Inc.                                             9,674            44,307
 * Championship Auto Racing Teams,
     Inc.                                                                8,900             1,041
 * Champps Entertainment, Inc.                                          21,340           191,398
 * Channell Commercial Corp.                                             6,600            29,700
 * Charles and Colvard, Ltd.                                            23,800           139,944
 * Charles River Associates, Inc.                                        9,000           305,370
 * Charlotte Russe Holding, Inc.                                        38,600           713,714
 * Charming Shoppes, Inc.                                              200,877         1,719,507
 * Chart Industries                                                         23               690
*# Charter Communications, Inc.                                        142,500           548,625
   Charter Financial Corp.                                              22,811           770,784
   Chase Corp.                                                           4,000            59,200
 * Chattem, Inc.                                                        35,000           930,300
 * Chaus (Bernard), Inc.                                                 1,300             1,300
 * Checkers Drive-In Restaurant, Inc.                                   21,107           216,347
 * Checkpoint Systems, Inc.                                             67,700         1,168,502
   Chemed Corp.                                                         20,900           986,898
   Chemical Financial Corp.                                             42,938         1,504,977
 * Cheniere Energy, Inc.                                                31,200           471,120
   Cherokee, Inc.                                                        8,100           186,300
   Chesapeake Corp.                                                     32,802           712,459
   Chesapeake Utilities Corp.                                            9,000           209,970
   Chester Valley Bancorp                                                  575            11,759
 * Chicago Pizza & Brewery, Inc.                                        35,022           469,995
   Chicago Rivet & Machine Co.                                             200             5,829
 * Children's Place Retail Stores, Inc.                                 45,400         1,075,072
 * Childtime Learning Centers, Inc.                                      5,200            13,884
*# ChipPAC, Inc.                                                       155,100         1,008,150
 * Chiquita Brands International, Inc.                                  72,996         1,278,890
   Chittenden Corp.                                                     66,083         2,141,750
   Choice Hotels International, Inc.                                    53,600         2,567,440
 * Cholestech Corp.                                                     25,300           241,615
 * Chordiant Software, Inc.                                            122,500           474,075
   Christopher & Banks Corp.                                            68,013         1,292,247
*# ChromaVision Medical Systems, Inc.                                   20,200            27,068
 * Chromcraft Revington, Inc.                                            6,000            84,900
 * Chronimed, Inc.                                                      21,901           162,067
   Churchill Downs, Inc.                                                14,400           545,472
*# Chyron Corp.                                                         33,400            20,040
 * Ciber, Inc.                                                         117,312         1,044,077
 * Cima Laboratories, Inc.                                              19,900           643,168
 * Cimarex Energy Co.                                                   14,004           394,773
 * Cincinnati Bell, Inc.                                               447,700         1,844,524
 * Ciphergen Biosystems, Inc.                                           52,200           407,682
 * Ciprico, Inc.                                                         4,900            22,809
   CIRCOR International, Inc.                                           26,290           516,336
 * Cirrus Logic, Inc.                                                  151,800         1,127,874
   Citizens Banking Corp.                                               67,033         2,010,320
   Citizens South Banking Corp.                                         14,029   $       181,676
*# Citizens, Inc. Class A                                               57,326           390,963
   City Holding Co.                                                     30,086           903,182
 * CKE Restaurants, Inc.                                               103,800         1,050,456
   Clarcor, Inc.                                                        45,700         1,938,137
 * Clark, Inc.                                                          31,124           544,048
 * Clarus Corp.                                                         29,800           353,428
*# Clayton Williams Energy, Inc.                                         9,200           211,048
*# Clean Harbors, Inc.                                                  25,100           182,979
 * Clearone Communications, Inc.                                        11,300            66,387
   Cleco Corp.                                                          84,700         1,469,545
 * Cleveland Cliffs, Inc.                                               19,200           900,288
*# ClickAction, Inc. Escrow                                              7,900               395
   Clinical Data Inc.                                                    1,787            20,157
 * Closure Medical Corp.                                                25,642           638,999
 * CMG Information Services, Inc.                                       66,700           131,399
*# CMS Energy Corp.                                                    273,775         2,359,940
 * CNA Surety Corp.                                                     67,918           706,347
*# CNE Group, Inc.                                                       2,000               820
 * CNET Networks, Inc.                                                 241,100         2,329,026
   CNS, Inc.                                                            24,800           249,736
   Coachmen Industries, Inc.                                            28,000           452,480
 * Coast Dental Services, Inc.                                           2,066             6,405
   Coast Distribution System                                             5,600            35,784
 * Coastcast Corp.                                                       7,600            16,340
   CoBiz, Inc.                                                          12,825           177,498
 * Cobra Electronics Corp.                                               6,100            54,717
   Coca-Cola Bottling Co. Consolidated                                   6,000           333,420
*# Coeur d'Alene Mines Corp.                                           457,200         2,144,268
 * Cogent Communications Group, Inc.                                     8,913             3,565
   Cognex Corp.                                                         64,800         2,147,472
 * Cognitronics Corp.                                                    4,250            15,045
 * Coherent, Inc.                                                       53,846         1,458,688
   Cohu, Inc.                                                           38,600           731,470
*# Coinstar, Inc.                                                       38,200           664,680
 * Coldwater Creek, Inc.                                                23,850           634,648
   Cole (Kenneth) Productions, Inc.
     Class A                                                            19,450           636,987
 * Cole National Corp. Class A                                          14,800           336,108
 * Collagenex Pharmaceuticals, Inc.                                     25,400           249,428
 * Collins & Aikman Corp.                                              142,960           759,118
   Collins Industries, Inc.                                              7,000            39,970
   Columbia Banking System, Inc.                                        25,547           542,107
 * Columbia Laboratories, Inc.                                          71,600           219,096
 * Columbus McKinnon Corp.                                              25,800           136,714
 * Comarco, Inc.                                                        10,200            72,624
 * Comdial Corp.                                                           600             1,560
 * Comforce Corp.                                                       13,277            26,288
 * Comfort Systems USA, Inc.                                            65,500           461,775
   Commerce Group, Inc.                                                 33,100         1,500,092
*# Commerce One, Inc.                                                   51,000            52,020
   Commercial Bancshares, Inc.                                           5,665           144,741
   Commercial Federal Corp.                                             71,900         2,014,638
   Commercial Metals Co.                                                52,300         1,574,230
   Commercial National Financial Corp.                                   3,200            80,800
 * Commonwealth Industries, Inc.                                        28,815           257,894
*# Commonwealth Telephone
     Enterprises, Inc.                                                  38,100         1,615,440
*# Commscope, Inc.                                                     110,400         1,904,400
   Communications Systems, Inc.                                          8,200            64,780
   Community Bank System, Inc.                                          48,600         1,070,172

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Community Bankshares, Inc.                                              210   $         3,906
   Community First Bankshares, Inc.                                     63,200         2,028,720
   Community Trust Bancorp, Inc.                                        13,730           427,964
   Community West Bancshares                                             5,500            46,612
 * Competitive Technologies, Inc.                                        6,100            22,265
 * Compex Technologies, Inc.                                            21,854           130,687
 * Compucom Systems, Inc.                                               90,241           405,182
 * CompuCredit Corp.                                                    81,131         1,423,038
*# Compudyne Corp.                                                      14,404           143,320
 * Computer Access Technology Corp.                                     41,000           190,650
 * Computer Horizons Corp.                                              37,400           133,518
 * Computer Network Technology Corp.                                    47,000           283,880
   Computer Programs & Systems, Inc.                                    18,000           349,020
 * Computer Task Group, Inc.                                            35,900           156,165
 * CompX International, Inc.                                             5,100            82,875
 * Comstock Resources, Inc.                                             62,400         1,173,744
 * Comtech Telecommunications Corp.                                     25,600           454,144
 * Concepts Direct, Inc.                                                   700               124
 * Conceptus, Inc.                                                      44,836           467,639
 * Concord Camera Corp.                                                 48,356           149,420
 * Concord Communications, Inc.                                         30,000           342,600
 * Concur Technologies, Inc.                                            57,631           625,873
 * Concurrent Computer Corp.                                           106,000           214,120
 * Conexant Systems, Inc.                                              237,333         1,120,212
 * Congoleum Corp. Class A                                               3,600             8,100
 * Conmed Corp.                                                         53,111         1,351,675
   Connecticut Water Services, Inc.                                      7,600           191,132
*# Connetics Corp.                                                      63,400         1,354,858
 * Conrad Industries, Inc.                                               7,200            16,358
 * Consolidated Freightways Corp.                                          550                 1
 * Consolidated Graphics, Inc.                                          24,282           974,922
   Consolidated Tokoma Land Co.                                          6,100           204,045
 * Consumer Portfolio Services, Inc.                                     1,500             6,735
*# Continental Airlines, Inc.                                          119,100         1,273,179
 * Continental Materials Corp.                                             200             5,858
*# Convera Corp.                                                        60,916           173,001
 * Convergence Systems, Inc.                                                 1                45
*# Cooker Restaurant Corp.                                               6,500                39
   Cooper Companies, Inc.                                               39,200         2,163,840
   Cooper Tire & Rubber Co.                                             83,900         1,769,451
   Cooperative Bankshares, Inc.                                          1,400            32,200
 * Copart, Inc.                                                        134,800         3,322,820
*# Copper Mountain Networks, Inc.                                       11,310           143,524
*# Corautus Genetics, Inc.                                               1,542             8,866
 * Core Molding Technologies, Inc.                                       7,700            26,950
 * Corillian Corp.                                                      63,800           307,516
 * Corinthian Colleges, Inc.                                            18,900           536,949
 * Corio, Inc.                                                         108,400           244,984
 * Corixa Corp.                                                        100,097           507,492
   Corn Products International, Inc.                                    57,600         2,498,688
 * Cornell Companies, Inc.                                              23,800           317,730
 * Correctional Services Corp.                                          20,512            63,587
 * Corrections Corporation of America                                   63,100         2,414,206
 * Corrpro Companies, Inc.                                               7,275            12,076
   Corus Bankshares, Inc.                                               50,444         1,971,352
 * Corvel Corp.                                                         10,900           253,207
 * Cosine Communications, Inc.                                          16,721            66,550
 * Cost Plus, Inc.                                                      39,175         1,288,466
 * CoStar Group, Inc.                                                   32,391         1,340,340
 * Cost-U-Less, Inc.                                                     3,000            17,310
   Cotton States Life Insurance Co.                                      6,330           125,809
   Courier Corp.                                                         4,275   $       166,853
 * Covansys Corp.                                                       48,200           524,416
 * Covenant Transport, Inc. Class A                                     22,130           346,777
 * Covista Communications, Inc.                                          3,000             9,000
   CPAC, Inc.                                                            5,120            29,645
 * CPI Aerostructures, Inc.                                              9,566           102,356
   CPI Corp.                                                            11,200           173,824
   Craftmade International, Inc.                                         8,700           180,960
   Crawford & Co. Class A                                               27,300           133,224
   Crawford & Co. Class B                                               25,300           125,235
 * Cray, Inc.                                                          127,300         1,003,124
*# Credence Systems Corp.                                              114,047         1,597,798
 * Credit Acceptance Corp.                                              71,369         1,074,103
*# Cree Research, Inc.                                                  51,000         1,173,510
 * Critical Path, Inc.                                                  33,200            63,080
 * Criticare Systems, Inc.                                              20,300            62,930
   Crompton Corp.                                                      206,100         1,230,417
 * Cross (A.T.) Co. Class A                                             14,700            82,908
 * Cross Country Healthcare, Inc.                                       55,657           924,463
 * Crossroads Systems, Inc.                                             42,500            77,435
 * Crown Andersen, Inc.                                                  1,000             1,750
 * Crown Financial Group, Inc.                                           6,600             7,920
 * Crown Holdings, Inc.                                                247,400         2,209,282
 * Crown Media Holdings, Inc.                                          127,651         1,155,242
*# Cryolife, Inc.                                                       41,800           213,180
 * CSG Systems International, Inc.                                      96,800         1,847,912
 * CSK Auto Corp.                                                       83,600         1,433,740
 * CSP, Inc.                                                             3,500            25,203
   CSS Industries, Inc.                                                 12,900           450,210
   CT Communications, Inc.                                              30,860           422,782
   CTS Corp.                                                            64,959           708,053
   Cubic Corp.                                                          48,100         1,082,731
 * Cubist Pharmaceuticals, Inc.                                         72,425           719,904
 * Culp, Inc.                                                           19,600           145,040
 * Cumulus Media, Inc. Class A                                          90,093         1,670,324
 * CUNO, Inc.                                                           30,408         1,395,119
 * CuraGen Corp.                                                        85,560           427,800
 * Curative Health Services Inc.                                        23,100           243,012
 * Curis, Inc.                                                          74,150           330,635
   Curtiss-Wright Corp.                                                 11,600           545,780
   Cutter & Buck, Inc.                                                  18,524           191,909
 * CV Therapeutics, Inc.                                                56,405           737,777
   CVB Financial Corp.                                                  87,076         1,809,439
 * Cyberguard Corp.                                                     42,022           355,506
 * Cyberonics, Inc.                                                     42,100           826,002
 * Cyberoptics Corp.                                                    14,300           299,013
 * Cybersource Corp.                                                    59,900           506,155
 * Cybex International, Inc.                                             8,700            32,538
*# Cycle Ctry Acc                                                        6,300            33,705
*# CycleLogic, Inc.                                                         29                 3
 * Cygnus, Inc.                                                          1,300               338
 * Cymer, Inc.                                                          63,700         2,344,160
   Cytec Industries, Inc.                                               62,000         2,496,740
 * Cytogen Corp.                                                        27,070           351,910
*# Cytrx Corp.                                                           1,700             2,074
   D & K Healthcare Resources, Inc.                                     28,330           339,110
 * D A Consulting Group, Inc.                                            6,700                37
   D&E Communications, Inc.                                             17,374           225,167
 * Daily Journal Corp.                                                     200             6,600
 * Daktronics, Inc.                                                     33,879           791,075
*# Dan River, Inc. Class A                                              27,400             2,945

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Danielson Holding Corp.                                              33,400   $       318,636
 * Darling International, Inc.                                         114,700           395,715
 * Data I/O Corp.                                                        7,600            21,736
 * Data Systems & Software, Inc.                                         7,300            12,191
 * Datakey, Inc.                                                         1,000               750
 * Datalink Corp.                                                       13,300            48,545
 * Dataram Corp.                                                        14,400           115,920
   Datascope Corp.                                                      26,634           924,999
 * Datastream Systems, Inc.                                             20,100           125,826
 * Datatec Systems, Inc.                                                 7,000             3,605
 * DataTRAK International, Inc.                                          5,200            57,460
 * Datawatch Corp.                                                       4,132            17,437
 * Dave and Busters, Inc.                                               13,200           246,840
 * Davel Communications, Inc.                                               94                 1
 * Dawson Geophysical Co.                                                5,400            80,190
 * Daxor Corp.                                                           4,600            96,830
   Deb Shops, Inc.                                                      19,299           462,983
 * Deckers Outdoor Corp.                                                 9,200           230,000
 * Decora Industries, Inc.                                               5,500                32
   Decorator Industries, Inc.                                            2,762            22,096
 * Del Global Technologies Corp.                                        10,927            24,859
 * Del Laboratories, Inc.                                                9,506           273,773
 * Delphax Technologies, Inc.                                            6,100            39,040
   Delphi Financial Group, Inc. Class A                                 46,350         1,866,978
*# Delta Air Lines, Inc.                                               195,200         1,190,720
   Delta and Pine Land Co.                                              68,900         1,597,102
   Delta Apparel, Inc.                                                   5,240           118,319
 * Delta Financial Corp.                                                28,900           176,001
   Delta Natural Gas Co., Inc.                                           2,800            65,016
 * Delta Woodside Industries, Inc.                                       5,850             7,897
   Deltic Timber Corp.                                                  21,771           772,435
 * Denali, Inc.                                                          4,300               430
 * Denbury Resources, Inc.                                              98,100         1,805,040
 * Dendreon Corp.                                                      103,881         1,137,497
 * Dendrite International, Inc.                                         73,874         1,240,344
 * Department 56, Inc.                                                  23,700           374,460
*# DepoMed, Inc.                                                        78,000           593,580
 * Detrex Corp.                                                            500               787
 * Devcon International Corp.                                            3,600            41,400
 * DHB Industries, Inc.                                                 73,300           691,219
   Diagnostic Products Corp.                                            52,200         2,198,664
*# Diametrics Medical, Inc.                                              2,500               275
 * DiamondCluster International, Inc.                                   58,884           570,586
 * Diedrich Coffee, Inc.                                                 4,025            15,899
 * Digene Corp.                                                         35,000         1,365,350
 * Digi International, Inc.                                             37,548           390,124
 * Digimarc Corp.                                                       37,265           421,094
*# Digital Angel Corp.                                                  55,000           177,100
*# Digital Generation Systems, Inc.                                    114,900           166,605
 * Digital Impact, Inc.                                                 56,900           101,282
 * Digital Insight Corp.                                                63,100         1,219,092
*# Digital Lightwave, Inc.                                              49,700            81,508
 * Digital River, Inc.                                                  57,000         1,790,370
 * Digitas, Inc.                                                       113,157         1,046,702
   Dime Community Bancorp, Inc.                                         67,700         1,157,670
   Dimon, Inc.                                                          78,529           482,953
 * Diodes, Inc.                                                         12,150           265,234
 * Dionex Corp.                                                         38,310         1,929,292
 * Directrix, Inc.                                                         813                 3
 * Discovery Partners International                                     41,953           217,736
 * Display Technologies, Inc.                                           11,330                23
   Distributed Energy Systems Corp.                                     59,250   $       189,600
 * Ditech Communications Corp.                                          58,480         1,205,273
 * Diversa Corp.                                                        77,608           730,291
 * Diversified Corporate Resources, Inc.                                   800             1,120
 * Dixie Group, Inc.                                                    18,500           218,485
 * Dixon Ticonderoga Co.                                                 1,900             7,125
 * DJ Orthopedics, Inc.                                                 38,800           905,204
 * DLB Oil & Gas, Inc.                                                   1,300                 0
 * DocuCorp International, Inc.                                         18,773           167,643
 * Document Sciences Corp.                                              14,200            74,962
 * Dollar Thrifty Automotive Group, Inc.                                45,400         1,190,388
 * Dominion Homes, Inc.                                                  5,800           176,958
   Donegal Group, Inc. Class A                                           6,066           127,265
   Donegal Group, Inc. Class B                                           2,933            60,185
 * Dot Hill Systems Corp.                                               70,760           672,220
 * DoubleClick, Inc.                                                   164,482         1,394,807
 * DOV Pharmaceutical, Inc.                                             30,394           457,734
   Dover Downs Gaming &
     Entertainment, Inc.                                                 9,910           106,235
   Dover Motorsports, Inc.                                              26,200           120,258
   Downey Financial Corp.                                               36,476         1,929,580
*# DPAC Technologies Corp.                                              20,900            16,469
 * Drew Industries, Inc.                                                18,400           685,400
*# Drexler Technology Corp.                                             20,500           348,500
 * Dril-Quip, Inc.                                                      31,100           513,772
 * DRS Technologies, Inc.                                               48,500         1,357,515
 * Drugstore.com, Inc.                                                 133,100           617,584
 * DSP Group, Inc.                                                      51,900         1,366,008
 * DT Industries, Inc.                                                  10,300               335
 * Duane Reade, Inc.                                                    36,021           594,346
 * Duckwall-ALCO Stores, Inc.                                            4,100            70,684
 * Ducommun, Inc.                                                       17,100           322,335
 * DuPont Photomasks, Inc.                                              32,755           723,230
   Duquesne Light Holdings, Inc.                                       104,700         2,013,381
 * Dura Automotive Systems, Inc.                                        28,100           265,826
 * DuraSwitch Industries, Inc.                                          10,500            31,384
 * Duratek, Inc.                                                        13,500           175,500
*# Durect Corp.                                                         91,387           322,596
*# DUSA Pharmaceuticals, Inc.                                           29,500           311,520
 * DVI, Inc.                                                            11,300               186
 * Dyax Corp.                                                           56,000           551,600
 * Dycom Industries, Inc.                                               87,266         2,154,598
*# Dynacq Healthcare, Inc.                                              22,200           139,860
 * Dynamex, Inc.                                                        19,900           261,486
 * Dynamic Materials Corp.                                               2,000             6,120
 * Dynamics Research Corp.                                              14,598           239,553
 * Dynegy, Inc.                                                         84,700           371,833
*# E Com Ventures, Inc.                                                  2,175            20,119
 * E-Loan, Inc.                                                        108,400           264,496
   E-Z-EM, Inc.                                                          8,562           160,109
 * E.piphany, Inc.                                                     127,687           600,129
   Eagle Materials, Inc.                                                25,000         1,667,500
 * EarthLink, Inc.                                                     198,575         1,993,693
   East West Bancorp, Inc.                                              41,300         2,505,671
   Eastern Co.                                                           4,950            77,913
 * EasyLink Services Corp.                                               7,969            10,200
 * Echelon Corp.                                                        72,571           778,687
 * Eclipsys Corp.                                                       17,600           244,288
 * eCollege.com                                                         36,200           609,246
   Ecology & Environment, Inc. Class A                                   2,000            20,000
   Edelbrock Corp.                                                       5,470            82,323

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Eden Bioscience Corp.                                                12,800   $        14,080
*# EDGAR Online, Inc.                                                   16,400            16,072
 * Edge Petroleum Corp.                                                 23,100           319,935
 * Edgewater Technology, Inc.                                           11,569            71,612
   Edo Corp.                                                            35,800           768,984
   Educational Development Corp.                                         1,800            19,611
   EFC Bancorp, Inc.                                                     4,600           109,250
 * EFJ, Inc.                                                             7,800            64,740
 * eFunds Corp.                                                         86,006         1,376,956
 * EGL, Inc.                                                            84,700         1,937,936
 * El Paso Electric Co.                                                108,600         1,569,270
 * Elcom International, Inc.                                             3,500               560
   Electro Rent Corp.                                                   39,266           429,570
 * Electro Scientific Industries, Inc.                                  33,300           760,239
 * Electroglas, Inc.                                                    37,600           197,400
 * Electronics Boutique Holdings Corp.                                  44,730         1,232,759
 * Electronics for Imaging, Inc.                                        84,900         2,356,824
 * Elizabeth Arden, Inc.                                                42,200           930,088
   ElkCorp.                                                             35,300           875,440
 * eLoyalty Corp.                                                        6,700            42,411
 * ELXSI Corp.                                                           1,800             6,570
 * Embarcadero Technologies, Inc.                                       47,750           541,007
 * Embrex, Inc.                                                         14,600           188,048
   EMC Insurance Group, Inc.                                            11,300           229,164
 * Emcor Group, Inc.                                                    27,100         1,148,498
 * EMCORE Corp.                                                         65,111           192,729
 * Emerging Vision, Inc.                                                25,700             3,341
 * Emeritus Corp.                                                       14,100            80,370
 * Emerson Radio Corp.                                                  45,422           152,164
 * Emisphere Technologies, Inc.                                         33,000           167,640
 * Emmis Communications Corp.
     Class A                                                            82,800         1,805,040
   Empire District Electric Co.                                         45,400           908,908
 * EMS Technologies, Inc.                                               19,932           433,720
 * En Pointe Technologies, Inc.                                          6,500            12,285
 * Encore Acquisition Co.                                               54,800         1,539,880
 * Encore Capital Grooup, Inc.                                          31,700           483,108
 * Encore Medical Corp.                                                 74,500           520,010
 * Encore Wire Corp.                                                    25,965           791,024
 * Encysive Pharmaceuticals, Inc.                                       94,800           871,686
 * Endocardial Solutions, Inc.                                          39,300           382,389
 * Endocare, Inc.                                                       25,800            76,755
 * Endologix, Inc.                                                      57,000           281,580
   Energen Corp.                                                        41,300         1,850,240
 * Energy Conversion Devices, Inc.                                      43,105           540,106
 * Energy Partners, Ltd.                                                58,000           769,660
 * Energy West, Inc.                                                     3,900            25,545
   EnergySouth, Inc.                                                     7,971           290,304
 * Enesco Group, Inc.                                                   25,600           246,528
   Engineered Support Systems, Inc.                                     45,881         2,404,164
 * ENGlobal Corp.                                                        1,700             2,839
 * Enherent Corp.                                                       17,400             2,610
*# Enlighten Software Solutions, Inc.                                    1,600                 3
   Ennis Business Forms, Inc.                                           28,800           444,960
 * EnPro Industries, Inc.                                               35,200           680,768
 * Entegris, Inc.                                                      125,864         1,428,556
 * Enterrasys Networks, Inc.                                           378,100           741,076
 * Entravision Communications Corp.                                    106,817           865,218
 * Entremed, Inc.                                                       66,600           141,858
 * Entrust, Inc.                                                       114,400           526,240
 * Environmental Elements Corp.                                          5,000               775
 * Environmental Technologies Corp.                                      3,700   $            26
 * Environmental Tectonics Corp.                                         7,100            52,540
 * Enzo Biochem, Inc.                                                   53,066           708,962
 * Enzon Pharmaceuticals, Inc.                                          51,600           741,492
 * EP Medsystems, Inc.                                                  14,900            43,210
 * EpicEdge, Inc.                                                       21,900               208
 * Epicor Software Corp.                                                79,442         1,063,728
 * Epimmune, Inc.                                                       22,900            39,159
 * EPIQ Systems, Inc.                                                   31,150           455,724
 * EPIX Medical, Inc.                                                   40,828           997,428
 * ePlus, Inc.                                                          14,300           168,454
 * ePresence, Inc.                                                      25,100           101,404
*# Equimed Inc. Nevis                                                    2,250                 0
 * Equinix, Inc.                                                        27,300           858,585
 * Equity Marketing, Inc.                                                5,700            73,188
 * Equity Oil Co.                                                       16,000            68,000
*# eResearch Technology, Inc.                                           92,100         2,329,209
 * Ergo Science Corp.                                                    7,150            17,160
   ESB Financial Corp.                                                  11,762           149,142
*# Escalon Medical Corp.                                                 3,200            43,456
 * Esco Technologies, Inc.                                              23,200         1,143,760
 * eSpeed, Inc.                                                         50,500           957,985
   Espey Manufacturing & Electronics
     Corp.                                                                 400             9,044
 * ESS Technology, Inc.                                                 70,800           811,368
 * Esterline Technologies Corp.                                         36,500           919,070
   Ethan Allen Interiors, Inc.                                          34,800         1,356,156
 * Ethyl Corp.                                                          30,300           608,121
 * Euronet Worldwide, Inc.                                              53,952         1,240,356
 * European Micro Holdings, Inc.                                         4,600               264
 * Evans & Sutherland Computer Corp.                                    10,400            51,844
 * Evans Systems, Inc.                                                   4,000               360
 * Evercel, Inc.                                                           766               295
 * Evergreen Resources, Inc.                                            58,700         2,221,795
*# Evergreen Solar, Inc.                                                26,400            79,992
 * Everlast Worldwide, Inc.                                              1,500             4,050
   EverTrust Financial Group, Inc.                                       2,850            55,461
 * Evolving Systems, Inc.                                               12,600            50,148
*# Exabyte Corp.                                                         1,000               830
 * Exact Sciences Corp.                                                 44,505           281,272
 * Exactech, Inc.                                                       10,800           216,000
 * Exar Corp.                                                           70,108         1,116,820
 * Excel Technology, Inc.                                               20,400           657,900
 * Exelixis, Inc.                                                      124,818         1,150,822
 * Exponent, Inc.                                                        6,700           167,031
 * ExpressJet Holdings, Inc.                                            88,400         1,053,728
 * Extended Systems, Inc.                                               11,100            55,167
 * Extreme Networks, Inc.                                              202,100         1,075,172
 * Exult, Inc.                                                         192,081         1,187,061
 * Ezcorp, Inc. Class A Non-Voting                                      10,800            87,804
 * Ezenia! Inc.                                                            200               140
   F.N.B. Corp.                                                         81,720         1,631,131
 * F5 Networks, Inc.                                                    61,300         1,819,997
 * Fab Industries, Inc.                                                  5,200            18,200
*# Factory 2-U Stores, Inc.                                             26,949            25,332
 # Factset Research Systems, Inc.                                       57,000         2,491,470
 * Fairchild Corp. Class A                                              40,052           180,234
 * Falcon Products, Inc.                                                11,800            44,250
*# FalconStor Software, Inc.                                            81,300           562,596
 * Famous Dave's of America, Inc.                                       22,120           174,129
 * Fargo Electronics                                                    22,200           252,192

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Farmer Brothers Co.                                                  19,000   $       542,640
 * Faro Technologies, Inc.                                              24,400           652,456
   FBL Financial Group, Inc. Class A                                    38,700         1,097,919
 * Featherlite, Inc.                                                     6,500            29,185
   Fedders Corp.                                                        53,810           238,916
   Federal Screw Works                                                   1,562            58,263
 # Federal Signal Corp.                                                 84,700         1,508,507
*# Federal-Mogul Corp.                                                  57,900            15,343
 * FEI Co.                                                              58,700         1,464,565
 * Female Health Co.                                                     9,300            29,295
   Ferro Corp.                                                          73,800         1,889,280
   FFLC Bancorp                                                          5,400           137,322
 * Fibermark, Inc.                                                       3,000               300
*# Fiberstars, Inc.                                                     10,900            92,966
   Fidelity Bankshares, Inc.                                            27,022           914,424
 * Fidelity Federal Bancorp                                              2,500             4,200
   Fidelity Southern Corp.                                               8,800           118,800
 * Filenet Corp.                                                        69,380         1,897,543
 * Financial Federal Corp.                                              32,500         1,015,300
 * Financial Industries Corp.                                           12,482           142,919
 * Findwhat.Com                                                         39,600           917,136
*# Finisar Corp.                                                       333,296           663,259
 * Finish Line, Inc. Class A                                            34,100         1,135,530
 * Finishmaster, Inc.                                                      800             8,140
 * Finlay Enterprises, Inc.                                             19,000           372,020
 * Firebrand Financial Group, Inc.                                       9,100               328
   First Albany Companies, Inc.                                          9,098            95,256
 * First Aviation Services, Inc.                                         6,200            30,132
   First Bancorp                                                         6,210           189,405
 * First Cash Financial Services, Inc.                                  29,000           597,400
   First Charter Corp.                                                  52,633         1,102,135
   First Citizens Bancshares, Inc.                                       1,300           150,800
   First Commonwealth Financial Corp.                                  104,509         1,391,015
   First Community Bancorp                                              27,000           980,100
   First Community Bancshares, Inc.                                      5,500           148,500
 * First Consulting Group, Inc.                                         44,128           230,348
   First Defiance Financial Corp.                                        6,859           171,612
   First Federal Bancshares of
     Arkansas, Inc.                                                      5,800           117,160
   First Federal Capital Corp.                                          38,084         1,033,600
   First Financial Bancorp                                              78,048         1,329,157
   First Financial Bankshares, Inc.                                     15,395           624,267
   First Financial Corp.                                                 2,550            74,001
   First Financial Holdings, Inc.                                       22,600           666,700
   First Franklin Corp.                                                    300             5,550
 * First Horizon Pharmaceutical Corp.                                   64,564         1,144,397
   First Indiana Corp.                                                  26,617           525,153
 * First Investors Financial Services
     Group, Inc.                                                         5,400            29,538
   First Keystone Financial, Inc.                                        2,000            54,000
   First M&F Corp.                                                       2,100            69,489
 * First Mariner Bank Corp.                                              4,900            87,367
   First Merchants Corp.                                                32,408           778,764
   First Midwest Bancorp, Inc.                                           7,375           252,594
   First Midwest Financial, Inc.                                         2,400            53,760
   First Mutual Bancshares, Inc.                                         5,013           116,251
   First National Bankshares of Florida                                 28,320           551,107
   First Niagara Financial Group, Inc.                                 142,929         1,779,466
   First Oak Brook Bancshares, Inc.
     Class A                                                             3,150            91,350
   First PacTrust Bancorp, Inc.                                          8,200           176,710
   First Place Financial Corp.                                          22,751   $       374,026
   First Republic Bank                                                  27,350         1,114,786
   First SecurityFed Financial, Inc.                                     4,400           155,540
   First Sentinel Bancorp, Inc.                                         41,508           866,687
   First State Bancorporation                                           12,876           408,555
   First United Corp.                                                    3,500            73,360
 * First Virtual Communications, Inc.                                    4,150             6,557
   First Years, Inc.                                                     8,100           135,675
   Firstbank Corp.                                                       2,835            75,269
   FirstBank NW Corp.                                                    2,928            76,860
 * FirstCity Financial Corp.                                            18,200           141,960
 * FirstFed Financial Corp.                                             30,700         1,267,603
 * Firstwave Technologies, Inc.                                          2,600             7,774
 * Fischer Imaging Corp.                                                 9,100            26,845
   Flag Financial Corp.                                                  6,500            81,250
   Flagstar Bancorp, Inc.                                              103,400         2,229,304
 * Flamemaster Aerospace Corp.
     Restricted                                                              4                 0
   Flamemaster Corp.                                                       278             1,162
 * Flanders Corp.                                                       45,560           325,754
 * Fleetwood Enterprises, Inc.                                          70,500           944,700
*# Fleming Companies, Inc.                                              15,082                72
   Flexsteel Industries, Inc.                                            6,100           131,882
 * Flir Systems, Inc.                                                   55,800         2,745,360
 * Florida Banks, Inc.                                                   5,700           119,472
   Florida East Coast Industries, Inc.                                  57,400         2,076,732
   Florida Public Utilities Co.                                          3,866            73,454
   Florida Rock Industries, Inc.                                        39,850         1,584,037
 * Flow International Corp.                                             27,600            77,280
   Flowers Foods, Inc.                                                  79,925         1,867,847
 * Flowserve Corp.                                                      96,700         2,025,865
   Flushing Financial Corp.                                             33,714           590,332
 * FMC Corp.                                                            59,000         2,393,630
   FMS Financial Corp.                                                   3,300            56,100
   FNB Corp.                                                             2,700            52,380
   FNB Financial Services Corp.                                          2,625            48,562
*# Foamex International, Inc.                                           41,000           184,090
 * FOCUS Enhancements, Inc.                                              3,132             4,316
 * Foodarama Supermarkets, Inc.                                          1,100            44,275
   Foothill Independent Bancorp                                          6,555           133,788
*# Footstar, Inc.                                                       27,600           120,060
   Forest City Enterprises, Inc. Class B                                 4,500           226,125
 * Forest Oil Corp.                                                     75,170         1,871,733
 * Forgent Networks, Inc.                                               39,400            50,432
 * Forrester Research, Inc.                                             37,384           684,875
 * Forward Air Corp., Inc.                                              38,750         1,195,437
 * Fossil, Inc.                                                         94,218         2,238,620
 * Foster (L.B.) Co. Class A                                            10,000            78,000
*# Foster Wheeler, Ltd.                                                 40,600            47,908
 * Fountain Powerboat Industries, Inc.                                   4,700            22,560
*# FPIC Insurance Group, Inc.                                           17,946           484,542
   Frankfort First Bancorp, Inc.                                           850            18,156
 * Frankfort Tower Industries, Inc.                                     14,700                73
 # Franklin Bancorp, Inc.                                                3,489            69,431
 * Franklin Covey Co.                                                   19,300            47,285
   Franklin Electric Co., Inc.                                          10,800           686,880
 * Franklin Electronic Publishers, Inc.                                  7,900            33,812
   Fred's, Inc.                                                         70,450         1,480,859
 * FreeMarkets, Inc.                                                    67,900           463,078
   Frequency Electronics, Inc.                                           8,300           116,532
   Fresh Brands, Inc.                                                    5,100            42,131

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Fresh Choice, Inc.                                                    5,900   $         9,794
 * Friede Goldman Halter, Inc.                                           1,083                 2
   Friedman Industries, Inc.                                             6,158            24,016
   Friedmans, Inc. Class A                                              35,240           111,358
 * Friendly Ice Cream Corp.                                              7,300            96,214
   Frisch's Restaurants, Inc.                                            4,900           139,895
 * Frontier Airlines, Inc.                                              59,961           557,637
   Frontier Oil Corp.                                                   47,800           945,006
 * Frozen Food Express Industries, Inc.                                 27,607           189,108
   FSF Financial Corp.                                                   2,300            79,580
 * FSI International, Inc.                                              50,700           349,323
 * FTI Consulting, Inc.                                                 76,425         1,280,119
 * FuelCell Energy, Inc.                                                85,854         1,362,503
   Fuller (H.B.) Co.                                                    51,309         1,374,568
*# FX Energy, Inc.                                                      19,400           162,378
   G & K Services, Inc. Class A                                         34,200         1,345,770
 * G-III Apparel Group, Ltd.                                             6,700            60,400
   GA Financial, Inc.                                                    5,300           185,606
   Gabelli Asset Management, Inc.                                       11,100           465,312
 * Gadzooks, Inc.                                                       13,600            24,140
 * Gaiam, Inc.                                                           5,500            33,440
 * Galaxy Nutritional Foods, Inc.                                       11,500            22,425
 * Galey & Lord, Inc.                                                    6,400                32
*# Galyan's Trading Co.                                                 29,537           296,847
 * GameStop Corp.                                                       37,700           588,874
   GameTech International, Inc.                                         11,100            50,061
 * Gardenburger, Inc.                                                    4,000               880
 * Gardner Denver Machinery, Inc.                                       34,688           908,479
 * Gartner Group, Inc.                                                  80,500           986,125
 * Gateway, Inc.                                                       140,600           569,430
   GATX Corp.                                                           85,200         2,054,172
 * Gaylord Entertainment Co.                                            69,463         1,997,061
   GB & T Bancshares, Inc.                                                 700            19,089
 * GC Companies, Inc.                                                      200               125
 * Gehl Co.                                                              8,900           151,211
 * Genaera Corp.                                                        23,000            82,110
 * Genaissance Pharmaceuticals, Inc.                                    41,300           180,027
   Gencorp, Inc.                                                        80,111           910,061
 * Gene Logic, Inc.                                                     66,682           262,727
 * Genecor International, Inc.                                         102,608         1,541,172
 * Genelabs Technologies, Inc.                                         149,610           388,986
 * General Binding Corp.                                                13,300           178,619
 * General Cable Corp.                                                  70,700           566,307
 * General Communications, Inc.
     Class A                                                            92,600           734,318
 * General DataComm Industries, Inc.                                     1,310               458
 * General Employment Enterprises,
     Inc.                                                                3,100             4,820
 * Genesco, Inc.                                                        39,200           983,920
 * Genesee & Wyoming, Inc.                                              33,750           771,525
 * Genesee Corp. Class B                                                   200               765
 * Genesis HealthCare Corp.                                             31,450           814,240
 * Genesis Microchip, Inc.                                              37,462           605,011
 * Geneva Financial Corp.                                                2,600             1,950
 * Genlyte Group, Inc.                                                  24,500         1,439,865
*# Genta, Inc.                                                         131,800           303,140
 * Gentek, Inc.                                                         10,900                44
 * Gentiva Health Services, Inc.                                        13,950           221,526
*# Genus, Inc.                                                          67,221           174,707
 * GenVec, Inc.                                                         90,669           286,514
   Georgia Gulf Corp.                                                   58,600         1,981,852
 * Gerber Scientific, Inc.                                              38,600   $       240,864
 * Geron Corp.                                                          73,209           539,550
   Gevity HR, Inc.                                                      35,000           917,350
 * Giant Group, Ltd.                                                     2,200             5,225
 * Giant Industries, Inc.                                               20,800           389,376
   Gibraltar Steel Corp.                                                18,600           538,470
 * Giga-Tronics, Inc.                                                    4,600             7,314
   Glacier Bancorp, Inc.                                                43,660         1,153,497
 * Glacier Water Services, Inc.                                          3,600            66,456
   Glatfelter (P.H.) Co.                                                75,600           925,344
 * Glenayre Technologies, Inc.                                         113,627           287,476
 * Global e-Point, Inc.                                                  3,008            11,882
 * Global Imaging Systems, Inc.                                         39,500         1,337,470
 * Global Payment Technologies, Inc.                                     5,500            20,185
 * Global Power Equipment Group, Inc.                                   83,400           552,942
 * Globecomm Systems, Inc.                                              16,500            96,690
*# Glowpoint, Inc.                                                      49,850           108,174
 * GoAmerica, Inc.                                                       2,850             2,562
   Gold Banc Corp.                                                      63,565         1,041,195
   Golden Enterprises, Inc.                                             11,800            34,338
 * Golden State Vintners, Inc.                                           5,100            41,667
 * Goodrich Petroleum Corp.                                             30,600           252,450
*# Goodyear Tire & Rubber Co.                                          180,900         1,573,830
   Goody's Family Clothing, Inc.                                        43,942           524,667
*# GoRemote Internet Communications,
     Inc.                                                               64,900           129,800
   Gorman-Rupp Co.                                                       7,975           211,337
 * Gottschalks, Inc.                                                    12,700            65,786
 * GP Strategies Corp.                                                  14,560           109,200
 * Gradco Systems, Inc.                                                    230             2,254
 * Graftech International, Ltd.                                        171,300         1,627,350
   Graham Corp.                                                          1,000            11,000
   Granite Construction, Inc.                                           74,600         1,409,940
 * Graphic Packaging Corp.                                             102,600           662,796
   Gray Television, Inc.                                                74,060         1,043,505
   Gray Television, Inc. Class A                                         6,800            87,040
   Great American Financial Resources,
     Inc.                                                               18,300           279,075
 * Great Atlantic & Pacific Tea Co., Inc.                               69,300           480,249
   Great Lakes Chemical Corp.                                           91,200         2,259,936
   Great Southern Bancorp, Inc.                                          6,800           378,896
   Greater Bay Bancorp                                                  72,446         2,079,925
   Greater Communications Bancorp                                        3,600            50,580
 * Green Mountain Coffee, Inc.                                          12,200           245,342
   Green Mountain Power Corp.                                            7,700           197,967
 * Greenbriar Corp.                                                        674             1,938
 * Greenbrier Companies, Inc.                                           14,100           242,943
   Greene County Bancshares, Inc.                                        1,900            39,805
 * Greens Worldwide, Inc.                                                2,502                56
   Grey Global Group, Inc.                                                 200           151,000
 * Grey Wolf, Inc.                                                     335,300         1,223,845
 * Griffin Land & Nurseries, Inc. Class A                                2,200            55,649
 * Griffon Corp.                                                        53,280         1,240,358
 * Gristede's Foods, Inc.                                                1,200             1,020
 * Group 1 Automotive, Inc.                                             38,700         1,242,270
 * Group 1 Software, Inc.                                               16,450           376,047
 * Grubb & Ellis Co.                                                    14,900            15,049
 * GSI Commerce, Inc.                                                   73,754           604,783
*# GSV, Inc.                                                             1,800               216
 * GTC Biotherapeutics, Inc.                                            59,964            98,341
 * GTSI Corp.                                                           14,600           174,032

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Guaranty Bancshares, Inc.                                             3,000   $        57,375
   Guaranty Federal Bancshares, Inc.                                     3,000            59,100
 * Guess, Inc.                                                          79,080         1,217,832
*# Guilford Pharmaceuticals, Inc.                                       61,047           378,491
 * Guitar Center, Inc.                                                  43,800         1,879,020
   Gulf Island Fabrication, Inc.                                        21,537           409,203
 * Gulfmark Offshore, Inc.                                              34,200           459,990
 * Gymboree Corp.                                                       54,900           800,991
 * Ha-Lo Industries, Inc.                                               64,900                91
 * Haemonetics Corp.                                                    44,800         1,218,560
   Haggar Corp.                                                          6,300           127,008
 * Hain Celestial Group, Inc.                                           59,188         1,047,628
 * Halifax Corp.                                                         1,000             4,500
 * Hall Kinion Associates, Inc.                                         18,000            74,520
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                             5,200            48,880
 * Hampshire Group, Ltd.                                                 4,000           115,920
   Hancock Fabrics, Inc.                                                32,200           374,164
   Hancock Holding Co.                                                  53,400         1,467,432
   Handleman Co.                                                        41,923           939,075
 * Hanger Orthopedic Group, Inc.                                        36,252           598,158
   Hanmi Financial Corp.                                                 5,500           144,925
 * Hanover Compressor Co.                                              153,900         1,611,333
   Harbor Florida Bancshares, Inc.                                      42,898         1,204,147
   Hardinge, Inc.                                                        8,800           104,720
   Harland (John H.) Co.                                                47,100         1,427,130
   Harleysville Group, Inc.                                             49,967           943,877
   Harleysville National Corp.                                          41,107         1,025,620
 * Harmonic, Inc.                                                      122,360           781,880
 * Harolds Stores, Inc.                                                  2,308             5,816
 * Harris Interactive, Inc.                                            106,200           790,128
   Harrodsburg First Financial Bancorp,
     Inc.                                                                1,100            21,422
 * Hartmarx Corp.                                                       33,600           202,608
 * Harvard Bioscience, Inc.                                             52,700           247,690
 * Harvest Natural Resources, Inc.                                      63,100           801,370
 * Hastings Entertainment, Inc.                                         11,300            87,903
 * Hastings Manufacturing Co.                                              700             1,802
 * Hauppauge Digital, Inc.                                               8,800            55,977
   Haverty Furniture Co., Inc.                                          15,700           275,535
   Haverty Furniture Co., Inc. Class A                                     400             7,220
*# Hawaiian Holdings, Inc.                                              29,875           144,894
 * Hawk Corp.                                                            8,500            44,412
   Hawkins, Inc.                                                        10,200           122,502
 * Hawthorne Financial Corp.                                            17,910           630,969
 * Headwaters, Inc.                                                     59,800         1,249,820
 * HealthAxis, Inc.                                                        750             1,642
   Healthcare Services Group, Inc.                                      16,650           258,741
 * HealthExtras, Inc.                                                   66,050         1,007,262
   Heartland Express, Inc.                                              89,936         2,178,250
   Heartland Financial USA, Inc.                                         5,779           101,132
 * Hecla Mining Co.                                                    208,400         1,352,516
 * Hector Communications Corp.                                           3,500            70,000
 * HEI, Inc.                                                             6,000            15,300
   Heico Corp.                                                          16,700           245,657
   Heico Corp. Class A                                                   7,465            88,236
 * Heidrick & Struggles International,
     Inc.                                                               34,000           949,960
   Helix Technology Corp.                                               46,953           933,426
   Helmerich & Payne, Inc.                                              54,900         1,369,755
*# Hemispherx Biopharma, Inc.                                           73,500           255,045
   Henry Jack & Associates, Inc.                                        18,642   $       361,655
 * Hercules, Inc.                                                      200,800         2,124,464
 * Heritage Commerce Corp.                                               2,800            39,732
   Heritage Financial Corp.                                              7,500           142,125
 * Herley Industries, Inc.                                              25,400           521,970
 * Hexcel Corp.                                                         69,400           589,900
   HF Financial Corp.                                                    3,630            53,833
*# Hi-Shear Technology Corp.                                             8,600            27,004
 * Hi-Tech Pharmacal, Inc.                                              14,250           264,907
 * HI/FN, Inc.                                                          10,400           101,400
 * Hibbett Sporting Goods, Inc.                                         40,870         1,061,803
   Hickory Tech Corp.                                                   13,900           156,097
   Hilb Rogal Hamilton Co.                                              64,400         2,290,708
 * Hines Horticulture, Inc.                                             22,000            95,480
   Hirsch International Corp. Class A                                    3,300             3,432
   HMN Financial, Inc.                                                   4,400           110,572
 * HMS Holdings Corp.                                                   34,395           185,733
 * Hoenig Group Escrow Shares                                            7,900             1,817
 * Holiday RV Superstores, Inc.                                            930                 5
   Hollinger International, Inc. Class A                               100,900         1,775,840
 * Hollis-Eden Pharmaceuticals, Inc.                                    33,553           345,260
   Holly Corp.                                                          18,600           646,350
 * Hollywood Entertainment Corp.                                       105,773         1,404,665
 * Hollywood Media Corp.                                                44,600           145,396
 * Hologic, Inc.                                                        36,300           746,328
   Home Federal Bancorp                                                  4,300           114,595
   Home Loan Financial Corp.                                             1,700            34,850
 * Home Products International, Inc.                                     7,800            10,062
 * HomeStore, Inc.                                                      69,828           291,183
   Hooper Holmes, Inc.                                                 113,800           637,280
   HopFed Bancorp, Inc.                                                  2,100            36,414
   Horace Mann Educators Corp.                                          73,638         1,246,691
   Horizon Financial Corp.                                              18,284           336,791
 * Horizon Health Corp.                                                  9,900           227,700
 * Horizon Medical Products, Inc.                                       19,400            36,860
 * Horizon Offshore, Inc.                                               51,300            62,586
 * Hot Topic, Inc.                                                      86,800         1,875,748
 * Houston Exploration Co.                                              49,997         2,362,858
 * Hovnanian Enterprises, Inc. Class A                                  50,300         1,775,590
 * Hub Group, Inc. Class A                                               7,000           229,040
 * Hudson Highland Group, Inc.                                           2,130            59,107
   Hudson River Bancorp, Inc.                                           51,564           898,761
 * Hudson Technologies, Inc.                                             5,100             5,508
 * Huffy Corp.                                                          27,005            31,326
   Hughes Supply, Inc.                                                  36,569         1,974,726
   Humboldt Bancorp                                                     20,410           381,055
 * Hurco Companies, Inc.                                                 5,600            75,544
 * Hutchinson Technology, Inc.                                          46,900         1,238,629
 * Huttig Building Products, Inc.                                        5,300            43,725
 * Hycor Biomedical, Inc.                                                8,000            42,000
 * Hydril Co.                                                           28,800           828,288
 * Hypercom Corp.                                                       91,600           615,552
 * HyperFeed Technologies, Inc.                                          1,450             5,481
 * Hyperion Solutions Corp                                              64,124         2,541,875
 * I-Flow Corp.                                                         35,800           484,374
 * I-many, Inc.                                                         47,900            59,875
*# I-Sector Corporation                                                  5,900            50,740
 * I-Trax Inc.                                                          30,300           101,505
 * I.C. Isaacs & Co., Inc.                                               7,200             7,272
   Iberiabank Corp.                                                     11,520           674,726
 * Ibis Technology Corp.                                                18,800           144,760

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# icad, Inc.                                                            3,600   $        12,672
 * Ico, Inc.                                                            14,320            30,502
 * ICT Group, Inc.                                                      19,274           220,495
 * ICU Medical, Inc.                                                    24,650           821,091
   Idacorp, Inc.                                                        68,700         1,786,200
 * Identix, Inc.                                                       152,412         1,104,987
   Idex Corp.                                                           42,200         2,012,940
 * IDT Corp.                                                            37,478           659,238
 * IDT Corp. Class B                                                    29,500           531,000
 * IDX Systems Corp.                                                    53,951         1,571,593
 * iGate Capital Corp.                                                  88,012           392,534
 * IGI, Inc.                                                             2,100             4,620
 * Igo Escrow Share                                                      4,100                 0
   IHOP Corp.                                                           36,200         1,303,200
 * II-VI, Inc.                                                          24,370           628,259
   Ikon Office Solutions, Inc.                                         136,960         1,509,299
 * ILEX Oncology, Inc.                                                  62,400         1,444,560
 * Illumina, Inc.                                                       55,861           354,159
   ILX Resorts, Inc.                                                     2,900            29,203
 * Image Entertainment, Inc.                                            32,900           113,505
*# ImageWare Systems, Inc.                                               5,500            15,345
   Imation Corp.                                                        59,100         2,432,556
 # IMC Global, Inc.                                                    184,158         2,292,767
 * IMCO Recycling, Inc.                                                 26,200           330,120
 * Immersion Corp.                                                      39,400           169,026
*# Immtech International, Inc.                                          14,900           212,325
 * Immucor, Inc.                                                        36,875         1,146,075
 * ImmunoGen, Inc.                                                      69,053           553,115
 * Immunomedics, Inc.                                                   84,800           513,888
 * IMPAC Medical Systems, Inc.                                          10,400           121,472
 * Impath, Inc.                                                         21,600           122,040
 * Impax Laboratoroes, Inc.                                             96,544         2,138,450
 * Impco Technologies, Inc.                                             31,600           181,068
 * Imperial Sugar Co.                                                   15,420           182,110
*# Imperial Sugar Company                                               14,551                 0
*# Implant Sciences Corp.                                               12,500           173,500
 * Impreso, Inc.                                                         5,300            12,614
 * Incyte Genomics, Inc.                                               123,730           887,144
   Independence Holding Co.                                              2,750            90,337
   Independent Bank Corp. MA                                            24,700           655,044
   Independent Bank Corp. MI                                            35,204           891,717
*# Indevus Pharmaceuticals, Inc.                                        85,094           708,833
 * Index Development Partners, Inc.                                      5,700               313
 * Indus International, Inc.                                            34,900            88,995
 * Industrial Distribution Group, Inc.                                  15,500           112,375
 * INEI Corp.                                                            1,700             2,380
 * Inet Technologies, Inc.                                              65,957           587,677
   Infinity Property & Casualty Corp.                                   33,460         1,043,952
 * Infinity, Inc.                                                       15,398            56,203
*# Infocrossing, Inc.                                                   25,100           331,320
 * InFocus Corp.                                                        67,089           540,737
 * Infonet Services Corp.                                              133,400           229,448
 * Informatica Corp.                                                   145,100         1,125,976
 * Information Architects Corp.                                          1,080               324
 * Information Holdings, Inc.                                           35,400           945,888
 * Inforte Corp.                                                        18,500           200,170
 * InfoSpace, Inc.                                                      53,446         1,955,055
 * infoUSA, Inc.                                                        98,962           890,658
   Ingles Market, Inc. Class A                                          17,405           184,493
 * Inkine Pharmaceutical Co., Inc.                                      21,400            87,954
 * Innodata Corp.                                                       36,300           139,755
 * Innotrac Corp.                                                       11,600   $       107,300
 * Innovative Clinical Solutions, Ltd.                                     968                 6
 * Innovative Solutions & Support, Inc.                                 12,700           253,759
 * Innovex, Inc.                                                        31,500           169,785
 * Input/Output, Inc.                                                   90,300           623,070
 * Insight Communications Co., Inc.                                     83,175           795,153
 * Insight Enterprises, Inc.                                            82,079         1,506,970
 * Insightful Corp.                                                      6,300            27,147
 * Insignia Systems, Inc.                                               19,250            25,602
*# Insite Vision, Inc.                                                  18,000            14,040
 * Insituform Technologies, Inc. Class A                                45,019           688,791
 * Insmed, Inc.                                                         65,218           149,936
 * Inspire Pharmaceuticals, Inc.                                        54,180           928,103
 * Instinet Group, Inc.                                                 36,500           240,535
 * Insurance Auto Auctions, Inc.                                        19,961           326,562
 * InsWeb Corp.                                                          1,633             7,757
   Integra Bank Corp.                                                   30,683           644,036
*# Integra Lifesciences Corp.                                           51,200         1,641,984
   Integral Systems, Inc.                                                9,200           161,644
*# Integral Vision, Inc.                                                 2,200             3,630
 * IntegraMed America, Inc.                                              3,100            22,568
*# Integrated Bio                                                       17,100           237,690
 * Integrated Electrical Services, Inc.                                 64,400           579,600
 * Integrated Information Systems, Inc.                                    820               102
 * Integrated Silicon Solution, Inc.                                    58,400           928,560
 * Integrated Telecom Express, Inc.                                        600                 0
 * Integrity Media, Inc.                                                 1,900            12,084
 * Intelli-Check, Inc.                                                  17,300           129,577
 * Intellidata Technologies Corp.                                       65,500            49,780
 * Intelligent Systems Corp.                                             4,500             8,325
 * Intelligroup, Inc.                                                   29,500           116,230
*# Intellisync Corp.                                                   101,786           257,519
   Inter Parfums, Inc.                                                  18,550           466,903
 * Interactive Data Corp.                                               58,013           983,320
 * Interactive Intelligence, Inc.                                       26,100           147,465
 * InterCept Group, Inc.                                                36,500           543,485
   Interchange Financial Services Corp.                                 12,600           289,170
 * Interdigital Communications Corp.                                   100,000         1,696,000
 * Interep National Radio Sales, Inc.                                    4,600             8,970
 * Interface, Inc. Class A                                              78,157           547,099
 * Interferon Scientific, Inc.                                           2,435               101
 * Intergraph Corp.                                                     73,300         1,842,762
 * Interland, Inc.                                                      31,610            91,985
 * Interlink Electronics, Inc.                                           9,700            97,485
 * Intermagnetics General Corp.                                         28,395           836,801
   Intermet Corp.                                                       43,500           178,785
 * InterMune, Inc.                                                      54,200           770,182
   International Aluminum Corp.                                          2,100            62,223
 * International Microcomputer
     Software, Inc.                                                      5,100             6,630
 * International Multifoods Corp.                                       32,800           818,688
 * International Shipholding Corp.                                       6,100            86,650
*# Internet Commerce Corp.                                               4,000             5,560
 * Internet Security Systems, Inc.                                      84,700         1,339,954
*# Interpharm Holdings, Inc.                                            31,700           102,074
 * Interphase Corp.                                                      5,400            51,295
   Interpool, Inc.                                                      38,000           641,250
 * Interpore International, Inc.                                        30,400           438,672
   Interstate Bakeries Corp.                                            77,200           810,600
 * Interstate Hotels & Resorts, Inc.                                    49,540           265,039
   Inter-Tel, Inc.                                                      42,800         1,056,304

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Intervoice, Inc.                                                     59,818   $       838,050
 * Interwoven, Inc.                                                     68,607           632,557
 * Intest Corp.                                                          8,600            49,450
 * Intevac, Inc.                                                        12,000           108,000
 * IntraBiotics Pharmaceuticals, Inc.                                    8,500           120,955
 * Intrado, Inc.                                                        28,900           480,318
 * Intraware, Inc.                                                      14,200            28,258
 * Introgen Therapeutics, Inc.                                          45,075           296,548
*# Intrusion, Inc.                                                       4,050             8,015
 * Intuitive Surgical, Inc.                                             56,123           928,274
   Invacare Corp.                                                       48,600         2,015,442
 * Inveresk Resh                                                        63,807         1,919,315
 * Inverness Medical Innovations, inc.                                   7,461           144,669
 * Investment Technology Group, Inc.                                    76,000         1,037,400
 * INVESTools, Inc.                                                      4,283             8,780
   Investors Title Co.                                                   1,400            38,717
 * Invision Technologies, Inc.                                          27,200         1,355,920
 * Iomed, Inc.                                                          10,500            30,765
   Iomega Corp.                                                         87,595           423,960
 * Ion Networks, Inc.                                                    4,200               336
*# Ionatron, Inc.                                                       17,500           103,075
 * Ionics, Inc.                                                         38,400           969,984
*# IPIX Corp.                                                            4,350            36,496
 * Iridex Corp.                                                          6,800            47,260
*# IRIS International, Inc.                                             24,100           202,151
   Irwin Financial Corp.                                                50,400         1,282,680
   Isco, Inc.                                                            5,635            89,760
 * Isis Pharmaceuticals, Inc.                                           94,400           609,824
*# Island Pacific, Inc.                                                 73,700            58,223
 * Isle of Capri Casinos, Inc.                                          53,200         1,031,016
 * Isolagen Inc.                                                        44,700           394,254
 * Iteris Holdings, Inc.                                                   300               810
 * ITLA Capital Corp.                                                    5,800           232,580
 * Itron, Inc.                                                          34,900           720,336
 * ITXC Corp.                                                           45,200           106,672
 * iVillage, Inc.                                                       63,600           438,204
 * Ixia                                                                102,300           958,551
 * IXYS Corp.                                                           55,824           521,954
 * J & J Snack Foods Corp.                                              15,100           600,376
 * J Net Enterprises, Inc.                                               8,400            12,600
 * J. Alexander's Corp.                                                  9,200            65,780
 * J. Jill Group, Inc.                                                  33,800           690,534
 * j2 Global Communication, Inc.                                        39,332           974,254
 * Jack in the Box, Inc.                                                61,800         1,728,546
 * Jaclyn, Inc.                                                          1,300             6,604
 * Jaco Electronics, Inc.                                                5,659            28,190
 * Jacuzzi Brands, Inc.                                                127,678         1,090,370
 * Jakks Pacific, Inc.                                                  42,623           757,837
 * Jarden Corp.                                                         45,450         1,590,750
 * JDA Software Group, Inc.                                             48,712           616,207
 * Jennifer Convertibles, Inc.                                           1,300             4,108
   JLG Industries, Inc.                                                 73,800           931,356
 * JMAR Industries, Inc.                                                23,700            52,614
 * Jo-Ann Stores, Inc.                                                  37,075         1,061,457
 * Johnson Outdoors, Inc.                                                6,700           127,769
 * Jones Lang LaSalle, Inc.                                             53,600         1,351,792
 * Jos. A. Bank Clothiers, Inc.                                         17,700           576,843
 * Journal Register Co.                                                 71,200         1,381,280
   Joy Global, Inc.                                                     85,500         2,351,250
 * JPS Industries, Inc.                                                  9,200            22,825
 * Juno Lighting, Inc.                                                     980            33,065
 * Jupitermedia Corp.                                                   43,780   $       450,934
   K Swiss, Inc. Class A                                                45,200           904,000
 * K-Tron International, Inc.                                            2,400            51,216
 * K-V Pharmaceutical Co. Class A                                       55,450         1,413,975
 * K-V Pharmaceutical Co. Class B                                       20,975           572,617
 * K2, Inc.                                                             60,663           892,959
 * Kadant, Inc.                                                         23,420           473,787
 * Kaiser Aluminum Corp.                                                14,500               507
   Kaman Corp. Class A                                                  38,300           451,174
 * Kansas City Southern Industries, Inc.                               105,600         1,372,800
 * Katy Industries, Inc.                                                 8,300            48,555
   Kaydon Corp.                                                         47,900         1,285,157
 * KBK Capital Corp.                                                     2,200             2,475
 * KCS Energy, Inc.                                                     82,900         1,037,079
*# Keane, Inc.                                                         107,864         1,547,848
 * Keith Companies, Inc.                                                11,400           159,828
   Keithley Instruments, Inc.                                           23,200           501,352
   Kellwood Co.                                                         45,476         1,850,873
   Kelly Services, Inc.                                                 53,005         1,470,359
 * Kemet Corp.                                                         146,923         1,785,114
 * Kendle International, Inc.                                           22,203           166,522
   Kennametal, Inc.                                                     35,200         1,499,520
 * Kennedy-Wilson, Inc.                                                  8,800            59,840
 * Kensey Nash Corp.                                                    19,300           616,442
*# Keravision, Inc.                                                      4,300                13
   Kewaunee Scientific Corp.                                             2,000            21,530
 * Key Energy Group, Inc.                                              221,900         2,147,992
 * Key Technology, Inc.                                                  4,700            61,570
 * Key Tronic Corp.                                                      8,600            30,788
 * Keynote Systems, Inc.                                                18,600           242,730
 * Keystone Automotive Industries, Inc.                                 25,858           711,095
 * Keystone Consolidated Industries, Inc.                                2,100               283
 * Kforce, Inc.                                                         52,200           478,152
 * KFX, Inc.                                                            92,500           818,625
   Kimball International, Inc. Class B                                  41,100           568,824
 * Kindred Healthcare, Inc.                                             61,878         1,537,050
 * Kirby Corp.                                                          41,200         1,458,480
 * Kirklands, Inc.                                                      17,200           202,100
   Knape & Vogt Manufacturing Co.                                        2,290            29,816
 * Knight Trading Group, Inc.                                           50,956           583,956
 * Knight Transportation, Inc.                                          63,625         1,551,177
 * Koala Corp.                                                           6,500             2,535
 * Komag Inc.                                                           46,609           675,830
 * Kontron Mobile Computing, Inc.                                        8,900             3,471
 * Kopin Corp.                                                         119,087           645,452
 * Korn/Ferry International                                             64,400           894,516
 * Kos Pharmaceuticals, Inc.                                            52,000         1,730,040
 * Kosan Biosciences, Inc.                                              48,424           525,885
   Koss Corp.                                                            3,600            75,456
 * Krispy Kreme Doughnuts, Inc.                                         25,000           536,750
 * Kroll, Inc.                                                          66,560         2,432,102
   Kronos Worldwide, Inc.                                               34,941         1,083,171
 * Kronos, Inc.                                                         52,500         2,177,700
 * Kulicke & Soffa Industries, Inc.                                     85,734           983,369
 * KVH Industries, Inc.                                                 23,828           321,440
 * Kyphon, Inc.                                                         67,900         1,662,871
 * La Jolla Pharmceutical Co.                                          109,100           294,570
   La-Z-Boy, Inc.                                                       89,400         1,649,430
 * LaBarge, Inc.                                                        26,800           203,680
 * LabOne, Inc.                                                         28,994           902,003
 * Labor Ready, Inc.                                                    70,000           851,900

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Labranche & Co., Inc.                                               101,700   $       911,232
   Laclede Group, Inc.                                                  32,600           888,024
 * LaCrosse Footwear, Inc.                                               5,800            45,588
   Ladish Co., Inc.                                                     19,500           169,650
   Lakeland Bancorp, Inc.                                               13,119           206,624
 * Lakeland Industries, Inc.                                             2,420            52,635
 * Lakes Entertainment, Inc.                                            21,950           271,302
 * Lamson & Sessions Co.                                                23,400           176,670
   Lance, Inc.                                                          62,400           951,600
 * Lancer Corp.                                                          9,325            59,680
   Landamerica Financial Group, Inc.                                    31,700         1,264,513
   Landauer, Inc.                                                       14,200           582,342
 * Landec Corp.                                                         36,190           256,587
   Landry's Restaurants, Inc.                                           47,100         1,413,000
 * Landstar Systems, Inc.                                               48,600         2,362,932
 * Lannet Co., Inc.                                                     33,430           566,639
 * Lantronix, Inc.                                                      15,000            18,750
*# Large Scale Biology Corp.                                            42,800            65,912
 * Larscom, Inc.                                                         1,157             5,785
 * Laserscope                                                           34,750           996,283
 * Lattice Semiconductor Corp.                                         188,666         1,473,481
 * Laureate Education, Inc.                                             69,700         2,559,384
   Lawson Products, Inc.                                                 9,600           337,440
 * Lawson Software, Inc.                                               167,308         1,199,598
 * Layne Christensen Co.                                                11,600           195,576
 * Lazare Kaplan International, Inc.                                     8,700            76,560
 * LCA-Vision, Inc.                                                     22,650           543,600
 * LCC International, Inc. Class A                                      30,900           127,926
 * Learning Tree International, Inc.                                    29,100           417,585
 * Lecroy Corp.                                                         10,100           186,143
 * Lectec Corp.                                                          3,900             3,120
   Leesport Financial Corp.                                                525            12,416
   Lennox International, Inc.                                          100,005         1,648,082
 * Lesco, Inc.                                                          18,300           236,619
 * Level 8 Systems, Inc.                                                 3,729             1,007
 * Levitt Corp. Series A                                                 2,821            67,789
 * Lexar Media, Inc.                                                   129,897         1,228,826
 * Lexicon Genetics, Inc.                                              107,600           754,276
   Libbey, Inc.                                                         23,200           591,832
 * Liberate Technologies, Inc.                                         106,300           279,038
   Liberty Corp.                                                        30,900         1,438,395
   Liberty Homes, Inc. Class A                                             200               910
 * Lifecell Corp.                                                       44,600           455,812
 * Lifecore Biomedical, Inc.                                            21,900           153,300
 * Lifeline Systems, Inc.                                                8,200           169,166
   Lifetime Hoan Corp.                                                  18,462           377,714
*# Ligand Pharmaceuticals, Inc. Class B                                119,977         2,452,330
 * Lightbridge, Inc.                                                    45,021           237,261
 * Lightning Rod Software, Inc.                                            580               641
 * LightPath Technologies, Inc.                                          1,850             7,863
 * Lin TV Corp.                                                         44,600         1,012,420
   Lincoln Electric Holdings                                            69,262         2,147,122
   Lindsay Manufacturer Co.                                             20,000           458,000
 * Linens `n Things, Inc.                                               71,600         2,174,492
 * Lionbridge Technologies, Inc.                                        31,197           244,273
*# Lipid Sciences, Inc.                                                 41,758           177,472
*# Liquidmetal Technologies, Inc.                                       68,495            85,619
   Lithia Motors, Inc. Class A                                          24,810           593,455
 * Littlefuse, Inc.                                                     37,500         1,483,500
 * LMI Aerospace, Inc.                                                   7,900             9,875
   LNB Bancorp, Inc.                                                     1,200            23,340
   LNR Property Corp.                                                   33,600   $     1,688,400
 * Local Financial Corp.                                                 9,500           207,005
 * Lodgenet Entertainment Corp.                                         22,200           438,894
 * Lodgian, Inc.                                                            51               755
 * Log On America, Inc.                                                    600                 4
 * Logic Devices, Inc.                                                   6,700            10,720
 * LogicVision, Inc.                                                    28,200            84,290
 * Logility, Inc.                                                       13,200            58,740
 * Lojack Corp.                                                         25,700           205,600
   Lone Star Steakhouse & Saloon, Inc.                                  35,800           909,320
 * Lone Star Technologies, Inc.                                         48,400           973,808
   Longs Drug Stores Corp.                                              63,700         1,364,454
   Longview Fibre Co.                                                   86,800         1,107,568
 * LookSmart, Ltd.                                                     177,867           416,209
 * LOUD Technologies, Inc.                                              12,400            30,752
   Louisiana-Pacific Corp.                                              37,200           859,320
   Lowrance Electronics, Inc.                                            5,792           196,401
   LSB Bancshares, Inc. NC                                               5,156            78,577
   LSB Corp.                                                             4,300            66,650
   LSI Industries, Inc.                                                 33,527           385,561
 * LTX Corp.                                                           103,500         1,102,275
 * Luby's, Inc.                                                         39,700           219,144
   Lufkin Industries, Inc.                                               6,400           193,600
 * Luminex Corp.                                                        51,955           517,991
 * Lydall, Inc.                                                         26,900           237,527
 * Lynch Corp.                                                           1,500            21,000
 * Lynch Interactive Corp.                                               2,800           100,772
 * M & F Worldwide Corp.                                                30,400           395,200
 * M-Wave, Inc.                                                          2,900             4,640
   M/I Schottenstein Homes, Inc.                                        23,000           976,810
   MacDermid, Inc.                                                      51,500         1,604,740
*# Mace Security International, Inc.                                    11,200            62,832
 * Mac-Gray Corp.                                                       12,600            80,766
 * Macromedia, Inc.                                                    117,485         3,054,610
 * Macrovision Corp.                                                    83,800         1,951,702
 * Madden (Steven), Ltd.                                                22,700           438,337
   MAF Bancorp, Inc.                                                    44,927         1,979,034
 * Magic Lantern Group, Inc.                                             1,700             1,539
 * Magma Design Automation, Inc.                                        56,783         1,084,555
*# Magna Entertainment Corp.                                            21,200           110,664
 * Magnetek, Inc.                                                       55,900           436,579
 * Magnum Hunter Resources, Inc.                                       117,102         1,179,217
 * MAI Systems Corp.                                                     3,400               850
 * MAII Holdings, Inc.                                                   3,400                34
 * Main Street & Main, Inc.                                             25,200            51,660
   Main Street Banks, Inc.                                              32,000           846,720
   Maine & Maritimes Corp.                                               1,600            48,880
 * MAIR Holdings, Inc.                                                  33,716           269,728
 * Major Automotive Companies, Inc.                                      3,280             2,066
 * Management Network Group, Inc.                                       47,100           110,685
 * Manatron, Inc.                                                        1,102             8,948
 * Manchester Technologies, Inc.                                         8,000            30,232
 * Manhattan Associates, Inc.                                           51,300         1,462,050
   Manitowoc Co., Inc.                                                  45,150         1,433,513
 # Mannatech, Inc.                                                      13,500           137,160
*# Manning (Greg) Auctions, Inc.                                         9,200           122,084
 * Manugistic Group, Inc.                                              128,100           570,045
 * Mapics, Inc.                                                         47,156           469,202
 * Mapinfo Corp.                                                        33,400           334,000
 * Marimba, Inc.                                                        44,800           366,464
   Marine Products Corp.                                                25,530           467,199

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * MarineMax, Inc.                                                      29,375   $       782,844
 * Marisa Christina, Inc.                                                6,700             8,710
   Maritrans, Inc.                                                       7,800           114,270
 * MarketWatch.com, Inc.                                                41,820           475,912
   MarkWest Hydrocarbon, Inc.                                            9,350           100,045
 * Marlton Technologies, Inc.                                            7,800             4,602
   Marsh Supermarkets, Inc. Class A                                      1,600            21,832
   Marsh Supermarkets, Inc. Class B                                      4,500            62,190
 * Marten Transport, Ltd.                                                9,450           164,052
*# Martha Stewart Living
     Omnimedia, Ltd.                                                    32,100           293,715
   MASSBANK Corp.                                                        4,700           156,416
   Massey Energy Co.                                                   110,600         2,722,972
 * Mastec, Inc.                                                         81,450           347,792
 * Material Sciences Corp.                                              24,200           250,470
 * Matria Healthcare, Inc.                                              17,369           379,513
 * Matritech, Inc.                                                      30,500            35,685
 * Matrix Bancorp, Inc.                                                  6,500            77,350
 * Matrix Service Co.                                                   29,100           310,788
 * MatrixOne, Inc.                                                      83,200           568,256
*# Matrixx Initiatives, Inc.                                            15,200           130,872
   Matthews International Corp. Class A                                 54,700         1,728,520
 * Mattson Technology, Inc.                                             84,645           902,316
 * Maui Land & Pineapple Company,
     Inc.                                                               10,200           334,254
 * Maverick Tube Corp.                                                  71,400         1,642,200
 * Max & Ermas Restaurants, Inc.                                         2,300            38,525
 * Maxco, Inc.                                                           3,100            10,230
   Maxcor Financial Group, Inc.                                         11,672           130,376
 * Maxicare Health Plans, Inc.                                             980               118
*# Maxim Pharmaceuticals, Inc.                                          47,233           420,846
 * Maximus, Inc.                                                        37,200         1,336,968
 * Maxwell Shoe Company, Inc.                                           23,700           529,221
 * Maxwell Technologies, Inc.                                           24,360           387,080
 * Maxxam, Inc.                                                          8,900           224,725
 * Maxygen, Inc.                                                        58,537           587,711
 * Mayor's Jewelers, Inc.                                               20,300            11,774
 * Mays (J.W.), Inc.                                                       200             2,762
   MB Financial, Inc.                                                   45,500         1,532,895
   MBT Financial Corp.                                                  11,069           193,708
 * McDATA Corp.                                                        130,554           620,132
   MCG Capital Corp.                                                    64,442           998,207
   McGrath Rent Corp.                                                   20,569           640,724
*# McMoran Exploration Co.                                              28,164           403,308
   McRae Industries, Inc. Class A                                        2,600            25,870
 * Meade Instruments Corp.                                              33,400           106,880
 * Meadow Valley Corp.                                                   2,400             5,220
 * Meadowbrook Insurance Group, Inc.                                    29,800           151,086
 * Measurement Specialties, Inc.                                        12,900           256,452
 * Mechanical Technology, Inc.                                           4,700            24,205
 * Medarex, Inc.                                                       134,470         1,125,514
 * MedCath Corp.                                                        27,449           554,470
*# Med-Design Corp.                                                     28,300            59,147
 * Media 100, Inc.                                                       7,100               160
   Media General, Inc. Class A                                           3,100           213,342
 * Media Services Group, Inc.                                              471             3,989
 * MediaBay, Inc.                                                       11,800             6,018
 * Mediacom Communications Corp.                                       154,100         1,248,210
*# Medialink Worldwide, Inc.                                             5,900            21,240
 * Medical Action Industries, Inc.                                      16,900           297,609
 * Medical Staffing Network Holdings,
     Inc.                                                               51,200   $       337,408
 * Medicore, Inc.                                                        3,800            12,426
 * Medifast, Inc.                                                       17,000           125,630
 * Medquist, Inc.                                                       64,700           797,751
 * MedSource Technologies, Inc.                                         46,500           323,640
 * MEDTOX Scientific, Inc.                                               5,030            51,306
 * Memberworks, Inc.                                                    17,500           500,850
 * Mens Warehouse, Inc.                                                 63,100         1,646,279
 # Mentor Corp.                                                         73,900         2,368,495
 * Mentor Graphics Corp.                                               118,800         1,899,612
   Mercantile Bank Corp.                                                 1,260            41,051
   Merchants Bancshares, Inc.                                            6,150           156,887
   Merchants Group, Inc.                                                 1,300            33,800
 * Mercury Air Group, Inc.                                               4,950            29,700
 * Mercury Computer Systems, Inc.                                       36,000           807,480
 * Merge Technologies, Inc.                                             21,494           354,436
   Meridian Bioscience, Inc.                                            25,236           255,666
 * Meridian Resource Corp.                                             106,300           784,494
 * Merit Medical Systems, Inc.                                          44,382           643,983
 * Meritage Corp.                                                       22,500         1,534,275
 * Merix Corp.                                                          32,013           342,539
 * Merrimac Industries, Inc.                                             2,860            26,455
 * Mesa Air Group, Inc.                                                 53,935           413,681
   Mesa Labs, Inc.                                                       3,300            32,736
 * Mestek, Inc.                                                          5,400            85,104
 * Meta Group, Inc.                                                     12,700            58,420
 * Metals USA, Inc.                                                     27,600           411,240
 * MetaSolv, Inc.                                                       66,600           187,812
   Methode Electronics, Inc. Class A                                    34,100           375,782
   Met-Pro Corp.                                                         8,100           120,690
 * Metris Companies, Inc.                                               98,500           743,675
 * Metro One Telecommunications, Inc.                                   39,650            66,216
   MetroCorp. Bancshares, Inc.                                           7,000           105,350
 * Metrologic Instruments, Inc.                                         36,100           535,002
 * Metromedia International Group, Inc.                                 10,600             3,710
   MFB Corp.                                                             1,300            44,701
 * MFRI, Inc.                                                            4,900            14,627
   MGE Energy, Inc.                                                     30,992           940,297
 # MGP Ingredients, Inc.                                                 8,000           285,200
 * Michael Anthony Jewelers, Inc.                                        7,400            10,545
 * Micrel, Inc.                                                        157,673         2,328,830
 * Micro Component Technology, Inc.                                     14,052            19,251
 * Micro Linear Corp.                                                   12,000            72,360
 * MicroFinancial, Inc.                                                 15,200            44,080
 * Micromuse, Inc.                                                     117,493           695,559
 * Micros Systems, Inc.                                                 30,752         1,335,559
 * Microsemi Corp.                                                     100,500         1,230,120
 * MicroStrategy, Inc.                                                  10,200           489,702
 * Microtek Medical Holdings, Inc.                                      72,910           328,897
 * Micro-Therapeutics, Inc.                                             51,763           225,687
 * Microtune, Inc.                                                      63,300           216,486
*# Microvision, Inc.                                                    36,446           310,884
 * Midas, Inc.                                                          26,000           497,900
   Middleby Corp.                                                       15,700           960,369
   Middlesex Water Co.                                                   8,400           165,144
   Midland Co.                                                           6,600           172,392
   Mid-State Bancshares                                                 40,096           899,754
*# Midway Games, Inc.                                                  115,900         1,256,356
   Midwest Banc Holdings, Inc.                                          30,050           687,845
 * Midwest Express Holdings, Inc.                                       29,600           116,920

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Mikohn Gaming Corp.                                                  37,300   $       183,143
 * Milacron, Inc.                                                       74,300           332,864
*# Milestone Scientific, Inc.                                           14,000            26,600
 * Millennium Cell, Inc.                                                59,500           130,900
   Millennium Chemicals, Inc.                                          101,800         1,728,564
 * Miller Industries, Inc.                                               9,280            84,541
 * Millerbuilding Systems Escrow
     Shares                                                              3,200               960
 * Miltope Group, Inc. Contigent
     Value Right                                                         5,800                 0
 * MIM Corp.                                                            38,000           297,920
 * Mindspeed Technologies, Inc.                                         46,300           239,371
   Mine Safety Appliances Co.                                           62,800         1,875,836
   Minerals Technologies, Inc.                                          34,800         2,001,000
 * Minorplanet Systems USA, Inc.                                           892               437
   Minuteman International, Inc.                                         1,000            13,000
 * MIPS Technologies, Inc.                                              66,200           459,428
*# Miravant Medical Technologies                                         1,800             5,274
 * Misonix, Inc.                                                        10,600            89,252
 * Mission Resources Corp.                                              55,800           300,204
 * Mitcham Industries, Inc.                                              8,700            36,540
 * Mitek Systems, Inc.                                                  11,100             6,938
 * Mity Enterprises, Inc.                                                5,000            91,250
 * MKS Instruments, Inc.                                                90,707         2,118,916
 * Mobile Mini, Inc.                                                    23,709           505,476
 * Mobility Electronics, Inc.                                           47,000           389,160
 * Mobius Management Systems, Inc.                                      17,100           102,600
   Mocon, Inc.                                                           5,500            42,680
 * Modem Media, Inc.                                                     9,500            53,295
   Modine Manufacturing Co.                                             56,595         1,706,339
 * Mod-Pac Corp.                                                         2,750            23,128
 * Mod-Pac Corp. Class B                                                 1,112             9,352
 * Modtech Holdings, Inc.                                               22,452           157,164
 * Moldflow Corp.                                                       17,886           199,608
 * Molecular Devices Corp.                                              34,540           588,907
   Monaco Coach Corp.                                                   49,850         1,248,244
 * Monarch Casino and Resort, Inc.                                       8,000           113,040
 * Mondavi (Robert) Corp. Class A                                       16,300           567,566
 * Monolithic System Technology, Inc.                                   49,133           342,948
 * Monro Muffler Brake, Inc.                                            12,300           304,794
 * Monterey Pasta Co.                                                   24,200            87,120
 * Mony Group, Inc.                                                      6,100           190,564
 * Moog, Inc. Class A                                                   19,200           597,120
 * Moog, Inc. Class B                                                    3,300           118,388
 * Morgan Group Holding Co.                                              4,400               330
 * Morgan's Foods, Inc.                                                    900             1,715
 * Mossimo, Inc.                                                        16,600            62,250
 * Mother's Work, Inc.                                                   8,854           195,319
 * Motor Car Parts & Accessories, Inc.                                   2,500            21,250
   Movado Group, Inc.                                                   14,500           445,150
   Movie Gallery, Inc.                                                  56,000         1,041,040
 * MPS Group, Inc.                                                     185,800         2,058,664
 * MPW Industrial Services Group                                         5,000            11,750
 * MRO Software, Inc.                                                   42,100           601,609
 * MRV Communications, Inc.                                            178,900           475,874
 * MSC Software Corp.                                                   51,700           462,198
 * MTC Technologies, Inc.                                               14,800           392,940
*# MTI Technology Corp.                                                  1,300             3,848
 * MTM Technologies, Inc.                                                4,900             8,183
 * MTR Gaming Group, Inc.                                               48,468           451,237
   MTS Systems Corp.                                                    35,940           799,306
   Mueller Industries, Inc.                                             58,145   $     1,901,342
 * Multi Color Corp.                                                     2,250            35,145
*# Multimedia Games, Inc.                                               48,750         1,100,288
   MutualFirst Financial, Inc.                                           2,000            44,265
   Myers Industries, Inc.                                               50,063           676,351
 * Mykrolis Corp.                                                       69,900         1,132,380
 * Myriad Genetics, Inc.                                                46,100           764,799
   Mystic Financial, Inc.                                                1,575            45,069
 * Nabi Biopharmaceuticals                                              97,150         1,632,120
   Nacco Industries, Inc. Class A                                        6,500           576,810
*# Nanogen, Inc.                                                        52,800           359,568
 * Nanometrics, Inc.                                                    20,394           260,839
*# Nanophase Technologies Corp.                                         29,498           212,091
*# Napco Security Systems, Inc.                                          4,300            37,840
   Nara Bancorp, Inc.                                                   19,500           600,210
   Nash-Finch Co.                                                       20,200           379,760
 * Nashua Corp.                                                          5,800            53,534
 * Nassda Corp.                                                         44,875           236,491
*# Nastech Pharmaceutical Co., Inc.                                     20,300           242,179
 * NATCO Group, Inc. Class A                                            16,800           128,352
 * Nathans Famous, Inc.                                                  7,000            42,623
   National Beverage Corp.                                              36,200           342,814
 * National Dentex Corp.                                                 3,500           106,418
 * National Home Health Care Corp.                                       5,465            55,197
*# National Medical Health Card
     Systems, Inc.                                                      12,600           453,726
   National Penn Bancshares, Inc.                                       40,784         1,169,277
   National Presto Industries, Inc.                                      6,800           267,920
 * National Processing, Inc.                                           116,000         3,336,160
 * National Research Corp.                                               7,000           117,600
 * National RV Holdings, Inc.                                           17,300           205,870
 * National Steel Corp. Class B                                            200                 1
 * National Technical Systems, Inc.                                      8,600            42,733
 * National Western Life Insurance Co.
     Class A                                                             1,000           146,150
 * Natrol, Inc.                                                         10,000            27,500
 * Natural Alternatives International, Inc.                              5,400            59,238
   Nature's Sunshine Products, Inc.                                     24,550           365,795
 * Natus Medical, Inc.                                                  14,600            74,898
   Nautilus Group, Inc.                                                 55,400           834,878
 * Navarre Corp.                                                        43,600           536,280
 * Navidec, Inc.                                                           644             1,117
 * Navigant Consulting, Inc.                                            77,200         1,578,740
*# Navigant International, Inc.                                         26,700           464,046
 * Navigators Group, Inc.                                               21,371           617,622
   NBT Bancorp                                                          55,077         1,196,823
 * NCI Building Systems, Inc.                                           33,100           962,217
 * NCO Group, Inc.                                                      45,884         1,137,477
 # NDChealth Corp.                                                      60,800         1,357,664
 * NeighborCare, Inc.                                                   73,800         2,214,000
 * Nektar Therapeutics                                                  89,769         1,929,136
   Nelson (Thomas), Inc.                                                22,300           522,266
 * Neoforma, Inc.                                                       33,814           384,465
 * Neogen Corp.                                                          7,625           122,000
 * NeoMagic Corp.                                                       53,900           220,990
 * NEON Systems, Inc.                                                    8,600            30,186
 * Neopharm, Inc.                                                       39,417           433,587
 * Neose Technologies, Inc.                                             33,900           283,743
 * Neoware Systems, Inc.                                                23,800           205,632
 * NES Rentals Holdings, Inc.                                               36               293
   Net Perceptions, Inc.                                                22,600            20,340

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Net2Phone, Inc.                                                      74,200   $       317,205
   NetBank, Inc.                                                        57,533           616,754
 * Netegrity, Inc.                                                      63,700           600,054
*# Netflix, Inc.                                                        74,400         2,456,688
 * Netguru, Inc.                                                        17,200            25,972
 * NetIQ Corp.                                                          91,787         1,216,178
 * NetManage, Inc.                                                      10,442            68,395
 * Netopia, Inc.                                                        38,800           225,040
 * NetRatings, Inc.                                                     57,363           802,508
 * Netscout System, Inc.                                                51,600           355,524
 * NetSolve, Inc.                                                       12,100           120,419
 * Network Engines, Inc.                                                61,400           195,252
 * Network Equipment Technologies,
     Inc.                                                               40,800           300,288
*# Network Plus Corp.                                                   14,500                25
 * Neurobiological Technologies, Inc.                                    2,700            10,800
 * Neurogen Corp.                                                       74,113           697,403
   Nevada Chemicals, Inc.                                                2,500            13,300
 * Nevada Gold & Casinos, Inc.                                          20,350           299,145
 * New Brunswick Scientific Co., Inc.                                    7,660            46,573
 * New Century Equity Holdings Corp.                                    21,200             4,770
   New Century Financial Corp.                                          51,150         2,230,652
   New England Business Services, Inc.                                  22,600           991,462
   New Hampshire Thrift BancShares,
     Inc.                                                                  200             5,960
 * New Horizons Worldwide, Inc.                                         10,200            59,578
   New Jersey Resources Corp.                                           46,600         1,829,982
   Newmil Bancorp, Inc.                                                  4,400           119,900
 * Newpark Resources, Inc.                                             142,500           805,125
 * Newport Corp.                                                        65,418           950,524
 * Newtek Business Services, Inc.                                       45,088           216,873
 * Niagara Corp.                                                         8,200            33,087
 * NIC, Inc.                                                           117,100           646,392
   Nitches, Inc.                                                           864             5,581
   NL Industries, Inc.                                                  78,876           985,950
 * NMS Communications Corp.                                             62,000           533,200
 * NMT Medical, Inc.                                                    11,500            43,758
   NN, Inc.                                                             15,250           181,018
 * Nobel Learning Communities, Inc.                                      6,500            42,738
   Nobility Homes, Inc.                                                  4,100            85,075
   Noble International, Ltd.                                            14,360           414,286
 * Noel Group, Inc.                                                      8,000                24
 # Noland Co.                                                              200             8,556
   Nordson Corp.                                                        59,277         2,242,449
 * Norstan, Inc.                                                        22,400            72,128
 * North America Galvanizing &
     Coatings, Inc.                                                      6,700            13,400
 * North American Scientific, Inc.                                      17,600           157,520
   North Central Bancshares, Inc.                                        1,700            64,294
   North Pittsburgh Systems, Inc.                                       25,066           483,774
   Northeast Bancorp                                                       900            17,429
   Northeast Pennsylvania Financial
     Corp.                                                               4,400            77,110
   Northern Technologies International
     Corp.                                                               3,000            14,160
*# Northfield Laboratories, Inc.                                        32,300           424,745
 * Northland Cranberries, Inc.                                           4,400             2,904
   Northrim BanCorp, Inc.                                                6,068           121,368
*# Northwest Airlines Corp.                                            147,700         1,493,247
   Northwest Bancorp, Inc.                                              79,904         1,777,065
 # Northwest Natural Gas Co.                                            44,200         1,286,662
 * Northwest Pipe Co.                                                    6,300   $        92,610
 * Novamed Eyecare, Inc.                                                36,300           131,769
 * Novavax, Inc.                                                        59,000           277,300
 * Noven Pharmaceuticals, Inc.                                          39,408           755,845
 * Novoste Corp.                                                        27,800            83,400
*# NPS Pharmaceuticals, Inc.                                            62,900         1,365,559
 * NS Group, Inc.                                                       35,500           472,150
 * NTN Communications, Inc.                                             89,193           267,579
 * Nu Horizons Electronics Corp.                                        28,400           230,892
*# Nucentrix Broadband Networks, Inc.                                   10,400            23,140
 * NuCo2, Inc.                                                          16,000           313,120
   NUI Corp.                                                            29,892           406,232
 * Numerex Corp. Class A                                                10,800            49,680
   NuSkin Enterprises, Inc.                                            101,400         2,271,360
 * Nutraceutical International Corp.                                    18,976           465,102
 * Nutramax Products, Inc.                                               3,300                 3
 * Nutrition 21, Inc.                                                    4,900             3,185
 * Nuvelo, Inc.                                                         40,322           350,801
   NWH, Inc.                                                             4,200            78,813
 * NYFIX, Inc.                                                          50,081           252,408
   Nymagic, Inc.                                                         8,700           223,590
 * O'Charleys, Inc.                                                     38,050           692,891
 * O.I. Corp.                                                            2,700            22,707
   Oak Hill Financial, Inc.                                              3,000            95,550
   Oakley, Inc.                                                        115,700         1,552,694
 * Obie Media Corp.                                                      5,900            20,827
 * Oceaneering International, Inc.                                      42,200         1,333,942
   OceanFirst Financial Corp.                                           22,032           491,314
 * Ocular Sciences, Inc.                                                41,600         1,389,856
 * Ocwen Financial Corp.                                               115,234         1,433,511
 * Odd Job Stores, Inc.                                                 12,700            20,511
 * Odetics, Inc. Series B                                                  200               750
 * Odyssey Healthcare, Inc.                                             61,500         1,042,425
 * Offshore Logistics, Inc.                                             38,400           882,048
*# Oglebay Norton Co.                                                    2,500               350
 * Ohio Casualty Corp.                                                 103,700         1,944,375
 * Oil States International, Inc.                                       83,831         1,190,400
   Oil-Dri Corp. of America                                              4,200            67,494
 * Old Dominion Freight Lines, Inc.                                     40,950         1,137,182
   Olin Corp.                                                          117,452         1,932,085
 * Olympic Steel, Inc.                                                   9,600           136,320
 * OM Group, Inc.                                                       48,200         1,286,458
   Omega Financial Corp.                                                 8,200           270,436
 * Omega Protein Corp.                                                  39,200           423,360
 * OMNI Energy Services Corp.                                           18,900            94,500
 * Omnicell, Inc.                                                       41,500           554,025
 * OmniVision Technologies, Inc.                                        75,500         1,768,210
 * Omnova Solutions, Inc.                                               13,900            71,724
 * Omtool, Ltd.                                                          3,570            37,485
 * On Assignment, Inc.                                                  42,800           251,236
*# ON Semiconductor Corp.                                              397,951         2,304,136
 * On2.cCom, Inc.                                                       75,000            55,500
 * One Price Clothing Stores, Inc.                                       2,957                59
*# Oneida, Ltd.                                                         28,900            35,836
 * OneSource Information Services, Inc.                                 11,900           104,958
 * Online Resources Corp.                                               30,000           221,400
 * Onyx Acceptance Corp.                                                 5,100            77,265
 * Onyx Pharmacueticals, Inc.                                           54,800         2,573,956
 * ONYX Software Corp.                                                  23,800            91,630
 * OPENT Technologies, Inc.                                             33,900           472,227
 * OpenTV Corp.                                                         39,946           101,063

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Openwave Systems Inc.                                               106,599   $     1,190,711
 * Opinion Research Corp.                                                6,700            46,498
 * Oplink Communications, Inc.                                          53,100           106,731
 * Opsware, Inc.                                                        80,250           647,618
 * Opti, Inc.                                                           11,600            17,980
 * Optical Cable Corp.                                                   8,700            46,797
 * Optical Communication Products,
     Inc.                                                               74,050           167,353
 * Optical Sensors, Inc.                                                 1,633             6,777
 * Optika, Inc.                                                          8,200            29,766
   Option Care, Inc.                                                    35,800           482,226
 * OraSure Technologies, Inc.                                           75,500           557,945
 * Orbit International Corp.                                             1,582            11,202
 * Orbital Sciences Corp.                                               82,800         1,039,140
*# Orchid Biosciences, Inc.                                              9,381            68,012
 * Oregon Steel Mills, Inc.                                             45,000           507,150
 * Orleans Homebuilders, Inc.                                           28,600           523,380
 * Orphan Medical, Inc.                                                 10,300            92,288
*# Orthodontic Centers of America, Inc.                                 85,151           728,041
 * Orthologic Corp.                                                     58,713           471,465
*# Oscient Pharmaceutical Corp.                                        128,400           602,196
   Oshkosh B'Gosh, Inc. Class A                                         17,000           383,690
*# OSI Systems, Inc.                                                    24,800           553,784
 * Osteotech, Inc.                                                      29,100           181,584
   Otter Tail Co.                                                       43,800         1,119,528
   Outlook Group Corp.                                                   2,400            14,760
 * Overland Storage, Inc.                                               23,075           330,434
   Overseas Shipholding Group, Inc.                                     59,725         2,277,912
*# Overstock Com                                                        28,400         1,022,116
   Owens & Minor, Inc.                                                  66,700         1,614,140
   Oxford Industries, Inc.                                              27,500         1,013,375
 * Oxigene, Inc.                                                        12,600            92,862
 * Oxis International, Inc.                                              7,900             5,293
 * OYO Geospace Corp.                                                    5,100            89,194
 * P&F Industries, Inc. Class A                                          1,300            10,173
 * P.F. Chang's China Bistro, Inc.                                      43,300         1,959,758
   Pacific Capital Bancorp                                              57,833         2,131,146
 * Pacific Mercantile Bancorp                                            5,900            64,310
 * Pacific Premier Bancorp, Inc.                                         3,900            44,889
   Packaging Dynamics Corp.                                              4,120            55,002
 * Packeteer, Inc.                                                      55,800           797,382
 * Pac-West Telecomm, Inc.                                              23,100            27,258
 * Pain Therapeutics, Inc.                                              60,115           470,099
 * Palatin Technologies, Inc.                                               62               233
 * Paligent, Inc.                                                          347                73
 * Palm Harbor Homes, Inc.                                              38,811           735,080
*# Palmone Inc.                                                         78,284         1,661,969
 * Palmsource Inc.                                                      21,681           439,040
 * PAM Transportation Services, Inc.                                    19,250           356,125
   Pamrapo Bancorp, Inc.                                                 5,100           126,888
 * Panavision, Inc.                                                      3,600            23,310
*# Panera Bread Co.                                                     44,900         1,558,928
 * Pantry, Inc.                                                         33,700           611,655
*# Papa John's International, Inc.                                      30,000           872,700
 * Par Technology Corp.                                                  7,800            81,120
 * Paradyne Networks Corp.                                              97,955           463,327
 * Paragon Technologies, Inc.                                            4,200            42,000
 * Parallel Petroleum Corp.                                             42,900           169,412
 * Parametric Technology Corp.                                         447,395         2,169,866
 * Parexel International Corp.                                          44,400           878,676
   Park Bancorp, Inc.                                                    1,200            36,864
   Park Electrochemical Corp.                                           33,650   $       839,904
 * Parker Drilling Co.                                                 160,200           514,242
*# Parkervision, Inc.                                                   19,300           106,922
 * Park-Ohio Holdings Corp.                                             10,400           125,840
   Parkvale Financial Corp.                                              5,700           151,506
 * Parlex Corp.                                                         13,800            83,766
 * Parlux Fragrances, Inc.                                               9,900            90,486
 * Party City Corp.                                                     29,522           433,678
 * Pathmark Stores, Inc.                                                49,179           331,958
 * Patient Infosystems, Inc.                                               733             2,566
   Patina Oil & Gas Corp.                                               64,930         1,716,749
 * Patrick Industries, Inc.                                              4,500            46,350
 # Patriot Bank Corp.                                                    6,930           194,872
 * Patriot Transportation Holding, Inc.                                  2,500            90,438
 * Paula Financial, Inc.                                                 6,100            17,385
 * Paul-Son Gaming Corp.                                                 4,100            16,031
 * Paxar Corp.                                                          67,300         1,240,339
 * Paxson Communications Corp.                                          98,100           275,661
 * Payless Cashways, Inc.                                                  160                 0
 * Payless ShoeSource, Inc.                                            115,700         1,897,480
 * PC Connection, Inc.                                                  39,750           304,883
 * PC Mall, Inc.                                                        18,400           303,416
 * PC-Tel, Inc.                                                         37,700           412,438
 * PDF Solutions, Inc.                                                  43,159           387,999
 * PDI, Inc.                                                            24,498           705,542
 * PDS Gaming Corp.                                                      1,100             2,046
 * PEC Solutions, Inc.                                                  43,600           453,440
 * Pediatric Services of America, Inc.                                  10,900           135,160
 * Pediatrix Medical Group, Inc.                                        32,200         2,128,420
 * Peerless Manufacturing Co.                                            3,000            32,130
 * Peerless Systems Corp.                                               24,300            30,375
 * Peet's Coffee & Tea, Inc.                                            22,311           508,245
*# Pegasus Communications Corp.                                          8,770           142,249
 * Pegasus Solutions, Inc.                                              40,533           466,130
 * Pegasystems, Inc.                                                    60,259           512,804
 * Pemco Aviation Group, Inc.                                              950            30,865
 * Pemstar, Inc.                                                        73,200           192,516
   Penford Corp.                                                         7,300           125,560
   Penn Engineering & Manufacturing
     Corp. Class A                                                       1,200            18,360
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                   15,000           263,100
 * Penn National Gaming, Inc.                                           67,800         2,032,644
 * Penn Treaty American Corp.                                           24,800            52,824
   Penn Virginia Corp.                                                  15,500           965,650
   Penn-America Group, Inc.                                             24,500           323,400
   Pennfed Financial Services, Inc.                                      7,400           224,072
   Penns Woods Bancorp, Inc.                                               770            33,534
 * Penwest Pharmaceuticals Co.                                          31,400           346,028
   Peoples Bancorp, Inc.                                                   300             7,463
   Pep Boys - Manny, Moe & Jack                                         84,400         2,066,956
 * Perceptron, Inc.                                                     13,850            92,795
 * Performance Technologies, Inc.                                       21,600           234,144
 * Pericom Semiconductor Corp.                                          41,800           447,678
 * Perini Corp.                                                         39,200           427,280
 * Perot Systems Corp.                                                  60,900           828,849
   Perrigo Co.                                                         110,900         2,269,014
 * Perry Ellis International, Inc.                                      13,600           326,128
 * Per-Se Technologies, Inc.                                            50,000           650,000
 * Pervasive Software, Inc.                                             37,339           227,768
 * PetMed Express, Inc.                                                 15,565           132,303

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Petrocorp, Inc. Escrow Shares                                         6,900   $           414
 * Petroleum Development Corp.                                          27,133           666,658
   PFF Bancorp, Inc.                                                    28,700         1,142,834
 * Pfsweb, Inc.                                                              9                15
 * Pharmacopia Drug Discovery, Inc.                                     26,450           184,092
 * Pharmacyclics, Inc.                                                  32,600           390,222
*# Pharmanetics, Inc.                                                    9,500             6,650
 * PharmChem, Inc.                                                       5,100               816
 * Pharmos Corp.                                                         6,200            20,956
 * Philadelphia Consolidated Holding
     Corp.                                                              37,200         2,108,496
   Phillips-Van Heusen Corp.                                            52,200           988,146
 * Phoenix Gold International, Inc.                                      1,000             1,240
 * Phoenix Technologies, Ltd.                                           38,990           257,334
 * Photo Control Corp.                                                   1,000             2,750
 * PhotoMedex, Inc.                                                     49,800           176,790
 * Photon Dynamics, Inc.                                                28,100           906,787
 * Photronics, Inc.                                                     53,300           942,344
 * Physiometrix, Inc.                                                    7,400            12,580
 * Piccadilly Cafeterias, Inc.                                          10,400                10
 * Pico Holdings, Inc.                                                  12,300           224,475
   Piedmont Natural Gas Co.                                             32,500         1,332,825
   Pilgrims Pride Corp. Class B                                         29,500           792,960
 * Pinnacle Entertainment, Inc.                                         59,800           681,720
 * Pinnacle Systems, Inc.                                              115,400           838,958
 * Pioneer Drilling Co.                                                  1,500             9,630
 * Pixelworks, Inc.                                                     51,000           922,080
 * Pizza Inn, Inc.                                                      10,000            29,200
 * Plains Exploration & Production Co.                                  98,563         1,754,421
 * Plains Resources, Inc.                                               40,100           687,314
 * Planar Systems, Inc.                                                 24,800           313,720
 * Plantronics, Inc.                                                    27,700         1,101,075
 * Plato Learning, Inc.                                                 39,066           411,756
 * Play By Play Toys and Novelties, Inc.                                 3,300                 8
 * Playboy Enterprises, Inc. Class A                                     4,700            51,700
 * Playboy Enterprises, Inc. Class B                                    47,100           568,968
 * Playtex Products, Inc.                                              104,100           744,315
 * Plexus Corp.                                                         73,000         1,072,370
 * Plug Power, Inc.                                                    124,043           944,215
 * PLX Technology, Inc.                                                 40,500           603,855
 * Plymouth Rubber, Inc. Class B                                           200                68
   PMA Capital Corp. Class A                                            51,800           361,046
   PNM Resources, Inc.                                                  68,400         2,055,420
   Pocahontas Bancorp, Inc.                                              4,400            75,130
*# Point Therapeutics, Inc.                                                660             4,125
 * Point.360                                                             9,000            28,980
   PolyMedica Corp.                                                     44,600         1,289,386
 * Polyone Corp.                                                        94,200           649,038
   Pomeroy IT Solutions, Inc.                                           20,195           256,880
   Pope & Talbot, Inc.                                                  26,700           446,691
 * Porta Systems Corp.                                                   9,600             1,056
 * Portal Software, Inc.                                                70,020           322,092
 * Possis Medical, Inc.                                                 30,200           861,304
   Potlatch Corp.                                                       50,100         1,891,275
 * Powell Industries, Inc.                                              18,090           309,158
 * Power Intergrations, Inc.                                            51,900         1,429,326
   PowerCerv Corp.                                                       1,755             1,106
 * Power-One, Inc.                                                     141,700         1,428,336
*# Powerwave Technologies, Inc.                                        107,800           863,478
 * Pozen, Inc.                                                          48,500           481,120
 * PPT Vision, Inc.                                                      6,800             9,588
 * PRAECIS Pharmaceuticals, Inc.                                        88,204   $       367,811
   Preformed Line Products Co.                                           1,200            33,000
 * Premier Financial Bancorp                                             5,200            47,892
*# Premier Laser Systems, Inc. Class A                                   3,400                 2
*# Pre-Paid Legal Services, Inc.                                        27,750           653,790
   Presidential Life Corp.                                              49,400           835,848
 * Presstek, Inc.                                                       58,198           600,021
*# PRG-Schultz International, Inc.                                     104,100           469,491
 * Price Communications Corp.                                           95,970         1,386,767
*# Priceline.com, Inc.                                                  45,116         1,182,039
 * Pricesmart, Inc.                                                      9,600            52,896
 * Prima Energy Corp.                                                   22,062           840,562
 * Prime Hospitality Corp.                                              76,400           757,124
 * Prime Medical Services, Inc.                                         38,628           225,974
 * PRIMEDIA, Inc.                                                      437,638         1,304,161
 * Primus Knowledge Solutions, Inc.                                     16,500            35,145
 * Primus Telecommunications Group,
     Inc.                                                               86,000           521,160
 * Princeton Review, Inc.                                               14,600           104,098
 * Printronix, Inc.                                                      5,800            84,100
 * Priority Healthcare Corp.                                            62,636         1,265,247
 * Private Business, Inc.                                                  945             2,174
 * Proassurance Corp.                                                   49,450         1,635,312
 * Procom Technology, Inc.                                               5,400             6,588
 * Procurenet, Inc.                                                     19,700                20
 * Progenics Pharmaceuticals, Inc.                                      28,500           500,175
   Programmers Paradise, Inc.                                            5,200            38,428
 * Progress Software Corp.                                              60,700         1,135,697
 * ProQuest Co.                                                         48,300         1,259,664
 * ProsoftTraining.com                                                     500               380
   Prosperity Bancshares, Inc.                                          34,200           800,622
 * Protection One, Inc.                                                 91,400            17,823
 * Protein Design Labs, Inc.                                            13,144           256,439
   Providence & Worcester Railroad Co.                                   3,000            30,600
   Provident Bancorp, Inc.                                              23,047           240,611
   Provident Bankshares Corp.                                           41,877         1,208,151
   Provident Financial Group, Inc.                                      19,500           780,780
   Provident Financial Holdings, Inc.                                    8,325           207,293
 * Province Healthcare Co.                                              82,825         1,326,857
 * Proxim Corp.                                                         67,269            89,468
 * ProxyMed, Inc.                                                        2,692            51,148
 * PSS World Medical, Inc.                                             114,600         1,151,730
   Psychemedics Corp.                                                    5,225            57,475
 * Psychiatric Solutions, Inc.                                          19,633           486,506
 * PTEK Holdings, Inc.                                                  97,928         1,027,265
   Pulaski Financial Corp.                                               5,400            90,180
   Pulitzer, Inc.                                                       14,700           691,635
 * Pure World, Inc.                                                      7,600            14,592
 * PW Eagle, Inc.                                                        7,000            24,010
   Pyramid Breweries, Inc.                                               5,700            12,483
 * Qad, Inc.                                                            57,783           610,766
 * QEP Co., Inc.                                                         2,125            32,279
 * QRS Corp.                                                            26,700           146,583
*# QuadraMed Corp.                                                      27,006            82,368
   Quaker Chemical Corp.                                                16,320           418,282
   Quaker City Bancorp, Inc.                                             2,734           149,331
   Quaker Fabric Corp.                                                  28,550           227,544
 * Quality Dining, Inc.                                                 11,400            25,650
 * Quality Systems, Inc.                                                10,100           471,973
 * Qualstar Corp.                                                        5,500            32,753
   Quanex Corp.                                                         27,900         1,242,945

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Quanta Services, Inc.                                               194,000   $     1,028,200
 * Quantum Corp.- DLT                                                   91,700           270,515
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                    50,930           255,159
 * Quest Software, Inc.                                                134,100         1,784,871
*# Questcor Pharmaceuticals, Inc.                                       26,800            22,512
 * Quicklogic Corp.                                                     39,000           116,961
 * Quidel Corp.                                                         53,544           299,311
 * Quigley Corp.                                                        19,300           153,223
 * Quiksilver, Inc.                                                     94,700         2,194,199
 * Quinton Cardiology Systems, Inc.                                     24,200           253,858
 * Quipp, Inc.                                                           1,400            21,000
   Quixote Corp.                                                        13,691           287,511
*# Quokka Sports, Inc.                                                   1,128                14
 * Quovadx, Inc.                                                        62,047            66,390
 * R & B, Inc.                                                           8,400           157,500
 * R H Donnelley Corp.                                                  52,800         2,275,680
 * Radiant Systems, Inc.                                                64,344           288,905
 * Radiologix, Inc.                                                     36,100           142,956
 * RadiSys Corp.                                                        31,662           527,489
*# Radyne ComStream, Inc.                                                9,500            82,840
 * Rag Shops, Inc.                                                       2,415             7,970
 * Railamerica, Inc.                                                    56,100           715,275
 * Raindance Communictions, Inc.                                        73,896           161,093
 * Ralcorp Holdings, Inc.                                               49,400         1,647,490
 * Ramtron International Corp.                                          37,700           185,107
   Range Resources Corp.                                                96,300         1,143,081
 * Rare Hospitality International, Inc.                                 57,382         1,467,832
   Raven Industries, Inc.                                               15,355           488,135
 * Rayovac Corp.                                                        57,900         1,569,090
 * Raytech Corp.                                                        16,400            33,620
 * RC2 Corp.                                                            29,594           827,448
 * RCM Technologies, Inc.                                               10,500            56,175
*# RCN Corp.                                                            82,600            14,868
 * Reading International, Inc. Class A                                  18,149           153,178
 * Reading International, Inc. Class B                                   1,060             8,745
 * RealNetworks , Inc.                                                 287,000         1,724,870
*# Redhook Ale Brewery, Inc.                                             9,300            20,274
   Redwood Empire Bancorp                                                5,250           118,913
   Regal-Beloit Corp.                                                   40,404           826,262
 * Regeneration Technologies, Inc.                                      44,352           407,151
 * Regeneron Pharmaceuticals, Inc.                                      84,100           944,443
 * Regent Communications, Inc.                                          75,913           447,887
 * Register.Com, Inc.                                                   44,100           230,202
 * Rehabcare Group, Inc.                                                27,500           686,950
 * Reliability, Inc.                                                     6,300             6,930
   Reliance Steel & Aluminum Co.                                        54,557         1,996,241
   Reliv International, Inc.                                            25,132           267,153
*# Relm Wireless Corp.                                                   7,600            18,240
 * Remec, Inc.                                                          96,850           634,368
 * RemedyTemp, Inc.                                                      6,600            85,945
 * Remington Oil & Gas Corp.                                            46,000           954,040
 # Renaissance Learning, Inc.                                           52,600         1,104,074
 * Rentrak Corp.                                                        16,500           146,850
 * Rent-Way, Inc.                                                       46,300           430,590
 * Repligen Corp.                                                       51,000           127,500
 * Reptron Electronics, Inc.                                             8,800                 0
*# Reptron Electronics, Inc.                                               343             2,504
   Republic Bancorp, Inc.                                              108,783         1,445,726
   Republic Bancorp, Inc. Class A                                       15,225           293,081
 * Republic First Bancorp, Inc.                                          6,334            75,375
 * Res-Care, Inc.                                                       37,785   $       524,078
 * ResMed, Inc.                                                         41,300         2,098,040
   Resource America, Inc.                                               29,551           644,212
 * Resources Connection, Inc.                                           38,668         1,648,030
 * Respironics, Inc.                                                    37,200         1,978,668
 * Restoration Hardware, Inc.                                           55,600           373,076
 * Retail Ventures Inc.                                                 56,600           409,218
 * Retek, Inc.                                                          93,100           607,012
 * Revlon, Inc.                                                        162,400           532,672
 * Rewards Network, Inc.                                                41,600           410,176
 * Rex Stores Corp.                                                     18,600           228,780
 * Rexhall Industries, Inc.                                              3,542             6,163
 * RF Monolithics, Inc.                                                 12,700           121,666
*# Rhythms NetConnections, Inc.                                          8,900                 1
   Richardson Electronics, Ltd.                                         18,527           209,540
 * Rigel Pharmaceuticals, Inc.                                           2,222            39,463
   Riggs National Corp.                                                 49,299         1,076,690
 * Rimage Corp.                                                          8,600           121,518
 * Rita Medical Systems, Inc.                                           30,350           150,840
 * Riverside Group, Inc.                                                 1,000                33
   Riverview Bancorp, Inc.                                               4,500            93,555
   Rivianna Foods, Inc.                                                 16,700           438,208
 * Riviera Holdings Corp.                                                3,600            31,284
   RLI Corp.                                                            42,000         1,510,740
 * Roadhouse Grill, Inc.                                                13,340             3,335
   Roanoke Electric Steel Corp.                                          9,900           130,185
   Robbins & Myers, Inc.                                                24,600           543,660
*# Robotic Vision Systems, Inc.                                          3,480            11,658
 * Rochester Medical Corp.                                               5,300            43,036
   Rock of Ages Co.                                                      4,400            35,772
*# Rockford Corp.                                                       14,600            72,270
   Rock-Tenn Co. Class A                                                61,200           983,484
   Rocky Mountain Chocolate Factory,
     Inc.                                                                4,015            38,745
 * Rocky Shoes & Boots, Inc.                                             4,500            92,070
 * Rofin-Sinar Technologies, Inc.                                       25,300           662,126
 * Rogers Corp.                                                         27,500         1,689,875
   Rollins, Inc.                                                        77,100         1,880,469
 * Ross Systems, Inc.                                                    2,600            47,297
*# Roxio, Inc.                                                           1,629             7,282
   Royal Bancshares of Pennsylvania
     Class A                                                             4,430           101,181
   Royal Gold, Inc.                                                     35,335           492,217
 * Royale Energy, Inc.                                                   3,523            49,812
   RPC, Inc.                                                            28,600           391,820
 * RSA Security, Inc.                                                  104,200         1,911,028
 * RTI International Metals, Inc.                                       36,000           522,360
 * RTW, Inc.                                                             5,150            33,284
 * Rubio's Restaurants, Inc.                                            18,495           122,437
   Ruddick Corp.                                                        78,800         1,620,128
 * Rudolph Technologies, Inc.                                           28,400           528,240
 * Rural Cellular Corp. Class A                                          2,800            25,172
 * Rural/Metro Corp.                                                    14,000            17,500
 * Rush Enterprises, Inc. Class A                                        7,000            82,670
 * Rush Enterprises, Inc. Class B                                        7,000            84,959
   Russ Berrie & Co., Inc.                                              34,500           931,500
   Russell Corp.                                                        54,500           892,710
 * Ryan's Family Steak Houses, Inc.                                     71,800         1,208,394
   Ryerson Tull, Inc.                                                   41,800           560,538
 * S&K Famous Brands, Inc.                                               2,100            35,753
   S&T Bancorp, Inc.                                                    45,400         1,357,460

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * S1 Corp.                                                            120,498   $     1,131,476
 * Saba Software, Inc.                                                  22,900            80,150
 * Safeguard Scientifics, Inc.                                         203,500           518,925
 * SafeNet, Inc.                                                        39,904           929,763
 * Safety Components International, Inc.                                   118             1,578
 * Saga Communications, Inc. Class A                                    30,925           579,844
 * Salem Communications Corp.                                           30,440           913,200
*# Salton, Inc.                                                         18,500           104,710
 * San Filippo (John B.) & Son, Inc.                                    17,893           445,894
   Sanders Morris Harris Group, Inc.                                    29,532           397,205
   Sanderson Farms, Inc.                                                33,400         1,536,400
 * Sands Regent Casino Hotel                                             2,000            13,660
   Sandy Spring Bancorp, Inc.                                           23,756           831,460
 * Sangamo BioSciences, Inc.                                            42,450           266,162
 * Sapient Corp.                                                       200,923         1,205,538
 * Satcon Technology Corp.                                              46,700           128,425
   Saucony, Inc. Class A                                                 2,700            55,077
   Saucony, Inc. Class B                                                 3,500            70,630
   Sauer-Danfoss, Inc.                                                  49,600           770,784
 * Savient Pharmaceuticals, Inc.                                        76,600           185,372
 * Saxon Capital, Inc.                                                  17,400           415,338
 * SBA Communications Corp.                                             88,500           341,610
 * SBE, Inc.                                                             3,500            12,215
 * SBS Technologies, Inc.                                               25,730           476,005
 * ScanSoft, Inc.                                                      217,760         1,141,062
 * ScanSource, Inc.                                                     21,200         1,128,900
   Schawk, Inc. Class A                                                 22,200           294,150
 * Scheid Vineyards, Inc.                                                2,200            11,022
 * Schick Technologies, Inc.                                             9,000            86,850
 * Schieb (Earl), Inc.                                                   2,200             7,282
 * Schlotzskys, Inc.                                                     7,200            10,937
 * Schmitt Industries, Inc.                                              2,466             6,042
   Schnitzer Steel Industries, Inc.
     Class A                                                            62,351         1,724,629
 * Scholastic Corp.                                                     64,381         1,818,119
 * Schuff International, Inc.                                            7,000            16,380
   Schulman (A.), Inc.                                                  49,687           992,249
   Schweitzer-Maudoit International, Inc.                               25,500           717,825
 * Sciclone Pharmaceuticals, Inc.                                       75,746           376,458
 * Scientific Games Corp.                                              106,058         1,964,194
 * Scientific Learning Corp.                                             4,400            24,244
 * Scientific Technologies, Inc.                                         6,700            38,391
 * SciQuest, Inc.                                                        5,900            35,459
 * SCM Microsystems, Inc.                                               25,663           163,473
   SCP Pool Corp.                                                       56,700         2,282,175
   SCPIE Holdings, Inc.                                                  9,300            81,003
 * SCS Transportation, Inc.                                             24,350           553,963
   Seaboard Corp.                                                        1,400           523,600
 * Seabulk International, Inc.                                          46,800           415,116
 * Seachange International, Inc.                                        46,200           689,766
   Seacoast Banking Corp.                                               14,808           296,752
   Seacoast Financial Services Corp.                                    11,076           379,464
*# Seacor Smit, Inc.                                                    33,500         1,341,340
 * Seattle Genetics, Inc.                                               67,634           466,675
 * Secom General Corp.                                                     140               177
   Second Bancorp, Inc.                                                  9,900           316,008
 * Secure Computing Corp.                                               60,274           534,028
 * SED International Holdings, Inc.                                        825             1,254
 * SeeBeyond Technology Corp.                                          142,000           428,840
 * SEEC, Inc.                                                            3,000               750
 * Segue Software, Inc.                                                  9,500            35,008
 * Selas Corp. of America                                                4,750   $        14,250
 * Select Comfort Corp.                                                 61,300         1,661,230
   Select Medical Corp.                                                103,800         1,391,958
 * Selectica, Inc.                                                      66,500           291,337
   Selective Insurance Group, Inc.                                      47,079         1,700,964
   SEMCO Energy, Inc.                                                   47,900           274,946
 * Semitool, Inc.                                                       48,500           555,325
 * Semtech Corp.                                                        69,436         1,744,232
 * SEMX Corp.                                                            4,600               690
 * Seneca Foods Corp. Class A                                              200             3,750
 * Seneca Foods Corp. Class B                                            1,300            24,141
 # Sensient Technologies Corp.                                          81,200         1,640,240
 * Sensytech, Inc.                                                      10,414           224,640
 * Sequa Corp. Class A                                                   6,900           339,135
 * Sequa Corp. Class B                                                   2,600           131,820
 * Sequenom, Inc.                                                       64,500           103,845
 * SeraCare Life Sciences, Inc.                                          4,080            46,512
*# Serena Software, Inc.                                                66,400         1,410,336
 * Serologicals Corp.                                                   41,950           718,604
 * Service Corp. International                                         261,400         1,882,080
 * ServiceWare Technologies, Inc.                                        2,900             1,682
 * Servotronics, Inc.                                                    1,100             4,285
 * SFBC International, Inc.                                             24,750           602,168
 * Shared Technologies Cellular, Inc.                                   10,100                 6
 * Sharper Image Corp.                                                  25,800           727,560
*# Shaw Group, Inc.                                                    107,487         1,268,347
 * Sheffield Pharmceuticals, Inc.                                           25                 0
 * Shiloh Industries, Inc.                                              13,500           146,880
 * Shoe Carnival, Inc.                                                  20,879           287,713
 * Shoe Pavilion, Inc.                                                   6,200            14,477
 * Sholodge, Inc.                                                        5,100            34,425
 * Shopko Stores, Inc.                                                  49,700           677,908
*# Shuffle Master, Inc.                                                 42,387         1,418,693
 * Siebert Financial Corp.                                              22,300            93,437
   Sierra Bancorp                                                        1,700            25,840
 * Sierra Health Services, Inc.                                         45,936         1,965,601
*# Sierra Pacific Resources                                            199,300         1,486,778
*  Sifco Industries, Inc.                                                5,400            22,140
*# Sigma Designs, Inc.                                                  34,800           232,464
 * Sigmatron International, Inc.                                         2,200            26,730
   Silgan Holdings, Inc.                                                31,200         1,308,528
*# Silicon Graphics, Inc.                                              340,500           643,545
 * Silicon Image, Inc.                                                 125,089         1,488,559
 * Silicon Storage Technology, Inc.                                    158,500         2,052,575
 * Silicon Valley Bancshares                                            59,500         2,223,515
 * Siliconix, Inc.                                                      37,437         1,803,340
 * Simclar, Inc.                                                         6,500            19,305
   Simmons First National Corp. Class A                                 24,000           578,160
 * SimpleTech, Inc.                                                     75,057           282,214
   Simpson Manufacturing Co., Inc.                                      41,300         2,263,240
 * Sinclair Broadcast Group, Inc.
     Class A                                                            78,000           861,900
 * Sipex Corp.                                                          56,200           362,490
 * Sirenza Microdevices, Inc.                                           54,466           218,409
*# Sirna Therapeutics, Inc.                                             42,625           133,843
 * Sitel Corp.                                                         122,200           382,486
 * Six Flags, Inc.                                                     157,905         1,105,335
   SJW Corp.                                                             9,000           292,500
 * Skechers U.S.A., Inc. Class A                                        31,800           365,700
   Skyline Corp.                                                         8,300           332,166
   Skywest, Inc.                                                        98,446         1,647,002

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Skyworks Solutions, Inc.                                            186,317   $     1,665,674
 * SL Industries, Inc.                                                   5,900            63,720
 * SM&A                                                                 33,300           269,730
 * Smart & Final Food, Inc.                                             50,700           787,878
 * SmartDisk Corp.                                                       2,500               450
 * Smith & Wollensky Restaurant
     Group, Inc.                                                        13,400            86,296
   Smith (A.O.) Corp.                                                   34,600         1,018,970
   Smith (A.O.) Corp. Convertible
     Class A                                                             3,750           110,438
 * Smith Micro Software, Inc.                                           21,400            44,512
 * Smithway Motor Xpress Corp.
     Class A                                                             4,000             9,880
 * Sola International, Inc.                                             54,300         1,052,877
 * Somera Communications, Inc.                                          59,150            82,810
   Sonic Automotive, Inc.                                               50,800         1,115,060
 * Sonic Corp.                                                         100,537         2,229,911
*# Sonic Foundry, Inc.                                                  42,300            66,411
 * Sonic Innovations, Inc.                                              34,700           355,675
 * Sonic Solutions                                                      36,800           782,000
 * SonicWALL, Inc.                                                     116,800           929,728
 * SonoSite, Inc.                                                       24,645           525,678
 * Sonus Networks, Inc.                                                 54,057           294,611
*# Sonus Pharmaceuticals, Inc.                                          30,900           145,230
 * Sorrento Networks Corp.                                              17,800            52,154
 * Sotheby's Holdings, Inc. Class A                                     80,900         1,206,219
   Sound Federal Bancorp, Inc.                                          21,108           273,349
 * Source Information Management, Inc.                                  39,200           411,600
 * Source Media, Inc.                                                   27,400               219
 * Sourcecorp, Inc.                                                     26,602           683,139
   South Financial Group, Inc.                                          60,927         1,679,148
   South Jersey Industries, Inc.                                        23,064           968,457
   Southern Banc Company, Inc.                                             200             3,675
 * Southern Energy Homes, Inc.                                          13,825            56,890
 * Southern Union Co.                                                   88,194         1,774,463
   Southside Banchares, Inc.                                               315             5,733
 * Southwall Technologies, Inc.                                         14,200             6,390
   Southwest Bancorp, Inc.                                              11,400           195,168
   Southwest Bancorporation of Texas,
     Inc.                                                               54,700         2,291,930
   Southwest Gas Corp.                                                  58,700         1,326,620
   Southwest Water Co.                                                  25,170           305,564
 * Southwestern Energy Co.                                              61,200         1,564,272
*# Spacehab, Inc.                                                       21,100            86,721
   Span-American Medical System, Inc.                                    2,400            28,296
 * Spanish Broadcasting System, Inc.                                    63,000           607,950
 * SPAR Group, Inc.                                                      2,900             3,857
   Spartan Motors, Inc.                                                 20,845           241,594
 * Spartan Stores, Inc.                                                 31,675           137,501
   Spartech Corp.                                                       50,000         1,144,000
 * Sparton Corp.                                                         7,938            66,441
 * Specialty Laboratories, Inc.                                         38,600           348,172
   SpectraLink Corp.                                                    32,200           484,288
 * Spectranetics Corp.                                                  41,502           248,597
 * Spectrum Control, Inc.                                               13,000           106,470
 * SpectRx, Inc.                                                         8,900            16,910
 # Speedway Motorsports, Inc.                                           67,190         2,258,928
 * Spescom Software, Inc.                                                1,202               649
 * Spherion Corp.                                                      102,320           945,437
 * Spherix, Inc.                                                        12,100            72,479
 * Spiegel, Inc. Class A Non-Voting                                        100                 6
 * Spinnaker Exploration Co.                                            57,090   $     1,902,810
 * Spire Corp.                                                           6,700            32,897
 * Sport Chalet, Inc.                                                    2,700            33,750
 * Sport Supply Group, Inc.                                              8,900            10,458
 * Sport-Haley, Inc.                                                     2,700            14,418
 * Sports Club Co., Inc.                                                20,100            32,160
 * SportsLine.Com, Inc.                                                 33,400            33,400
 * Sportsman's Guide, Inc.                                               8,000           154,080
 * SPSS, Inc.                                                           27,637           460,156
 * SRA International, Inc.                                              29,500         1,143,715
 * SRI/Surgical Express, Inc.                                            6,100            42,151
 * SRS Labs, Inc.                                                       24,330           113,378
   SS&C Technologies, Inc.                                              31,850           732,232
 # St. Mary Land & Exploration Co.                                      50,500         1,641,755
 * Staar Surgical Co.                                                   31,300           236,628
 * Stamps.com, Inc.                                                     37,023           489,074
*# Standard Automotive Corp.                                             4,400                 0
   Standard Commercial Corp.                                            21,129           348,417
 * Standard Management Corp.                                             7,600            26,220
 * Standard Microsystems Corp.                                          30,600           754,902
   Standard Motor Products, Inc. Class A                                29,300           410,200
   Standard Register Co.                                                40,300           491,257
   Standex International Corp.                                          20,800           539,136
   Stanley Furniture, Inc.                                               6,700           277,179
   Star Buffet, Inc.                                                     2,800            18,116
*# Star Scientific, Inc.                                                78,311           241,198
 * Starbiz Restrictive Shares                                                2                 0
 * Starcraft Corp.                                                       2,756            30,096
   Starrett (L.S.) Co. Class A                                           4,800            75,504
   StarTek, Inc.                                                        24,400           813,984
   State Auto Financial Corp.                                           67,520         2,056,659
   State Financial Services Corp.
     Class A                                                             7,800           221,676
 * Steak n Shake Co.                                                    46,318           814,734
*# Steel Dynamics, Inc.                                                 83,458         2,136,525
   Steel Technologies, Inc.                                             20,150           430,203
 * SteelCloud Co.                                                       12,100            30,008
 * Stein Mart, Inc.                                                     71,416         1,031,247
 * Steinway Musical Instruments, Inc.                                   12,500           425,000
 * Stellent, Inc.                                                       37,200           296,484
 * Stemcells, Inc.                                                       2,600             3,562
   Stepan Co.                                                            8,400           203,700
   Stephan Co.                                                           3,500            15,960
   Sterling Bancorp                                                     26,176           736,593
   Sterling Bancshares                                                  75,899           996,554
 * Sterling Financial Corp.                                             37,370         1,192,113
   Stewart & Stevenson Services, Inc.                                   48,702           825,499
 * Stewart Enterprises, Inc.                                           183,033         1,376,408
   Stewart Information Services Corp.                                   28,400           969,860
 * Stifel Financial Corp.                                                6,100           153,110
 * Stillwater Mining Co.                                               148,000         2,242,200
 * Stone Energy Corp.                                                   45,063         2,023,329
 * Stonepath Group, Inc.                                                67,200           169,344
 * Stoneridge, Inc.                                                     43,600           682,776
 * StorageNetworks, Inc. Escrow
     Shares                                                             60,800             1,648
 * Stratasys, Inc.                                                      17,400           451,878
 * Strategic Diagnostics, Inc.                                          32,700           132,762
   Strategic Distribution, Inc.                                          3,029            39,347
 * Stratesec, Inc.                                                       7,300                58
 * Stratex Networks, Inc.                                              142,518           417,578

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Stratos International, Inc.                                          20,936   $       119,126
 * Strattec Security Corp.                                               4,100           238,866
 * Stratus Properties, Inc.                                              7,050            88,125
   Strayer Ed, Inc.                                                      8,300           967,697
   Stride Rite Corp.                                                    65,100           686,805
   Sturm Ruger & Co., Inc.                                              45,700           541,545
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                      18,500                 0
   Suffolk Bancorp                                                       8,600           273,136
 * Summa Industries, Inc.                                                5,200            49,712
   Summit Bancshares, Inc.                                               2,000            56,500
   Summit Bank Corp.                                                     2,520            42,336
 * SumTotal Systems, Inc.                                               28,067           181,032
 * Sun Bancorp, Inc.                                                    23,736           528,601
   Sun Hydraulics, Inc.                                                  4,900            60,613
 * Sunair Electronics, Inc.                                              3,000            17,220
 * Sundance Homes, Inc.                                                  3,000                17
 * SunLink Health Systems, Inc.                                          1,048             5,450
*# Sunrise Senior Living, Inc.                                          36,065         1,299,783
   Sunrise Telecom, Inc.                                                 3,700             9,842
 * Suntron Corp.                                                         5,265            40,698
 * Superconductor Technologies, Inc.                                    83,940            96,531
 * Supergen, Inc.                                                       72,390           547,992
 * Superior Consultant Holdings Corp.                                   10,700            66,768
 * Superior Energy Services, Inc.                                      126,500         1,157,475
 # Superior Industries International, Inc.                              45,400         1,482,310
   Superior Uniform Group, Inc.                                          7,000           115,500
 * Supertex, Inc.                                                       21,800           341,606
 * SupportSoft, Inc.                                                    71,600           703,112
   Supreme Industries, Inc.                                             11,408            77,004
*# SureBeam Corp.                                                       12,725               115
   SureWest Communications                                              24,112           773,272
*# SurModics, Inc.                                                      29,700           662,310
   Susquehanna Bancshares, Inc.                                         67,800         1,649,574
 * Swift Energy Corp.                                                   47,000           949,400
 * Swift Transportation, Inc.                                            4,200            75,432
 * Swisher International, Inc.                                             700               770
*# Switchboard, Inc.                                                    30,600           236,538
   SWS Group, Inc.                                                      29,118           469,382
 * Sybron Dental Specialties, Inc.                                      65,300         1,778,772
 * Sycamore Networks, Inc.                                             226,952         1,000,858
 * Sykes Enterprises, Inc.                                              65,328           408,953
 * Sylvan, Inc.                                                          5,400            65,070
 * Symmetricom, Inc.                                                    82,767           653,859
 * Syms Corp.                                                           28,200           229,548
 * Symyx Technologies                                                   54,200         1,305,678
 * Synalloy Corp.                                                        5,900            54,988
 * Synaptics, Inc.                                                      42,000           805,140
 * Synovis Life Technologies, Inc.                                      19,500           175,500
 * Synplicity, Inc.                                                     40,975           239,704
   Syntel, Inc.                                                         67,148         1,272,455
 * Synthetech, Inc.                                                     16,400            20,828
*# Syntroleum Corp.                                                     66,566           419,366
   Sypris Solutions, Inc.                                               28,163           535,097
 * Systemax, Inc.                                                       40,100           248,620
 * T-3 Energy Services, Inc.                                             1,250             8,219
 * Tag-It Pacific, Inc.                                                 16,500            78,870
 * Taitron Components, Inc.                                              5,000            12,950
*# Take Two Interactive Software                                        32,200           958,594
 * TALK America Holdings, Inc.                                          44,509           418,830
   TALX Corp.                                                           23,038           534,482
   Tandy Brand Accessories, Inc.                                         5,900   $        79,296
 * Tanox, Inc.                                                          75,600         1,245,132
 * Tarantella, Inc.                                                      3,300             5,330
 * Tarrant Apparel Group                                                32,800            61,992
   Tasty Baking Co.                                                     17,400           164,082
   TB Woods Corp.                                                        7,600            58,140
 * TBA Entertainment Corp.                                               7,300             4,818
 * TBC Corp.                                                            37,250           945,778
 * TEAM America, Inc.                                                    2,800                 0
 * Team, Inc.                                                            7,600           119,320
 * TeamStaff, Inc.                                                      20,200            46,056
   Tech/Ops Sevcon, Inc.                                                 3,100            18,042
   Teche Holding Co.                                                       700            24,938
 * Techne Corp.                                                         45,700         1,770,875
 * Technical Communications Corp.                                          400             1,700
 * Technical Olympic USA, Inc.                                           8,500           276,675
 * Technitrol, Inc.                                                     68,600         1,427,566
   Technology Research Corp.                                             9,700           101,753
 * Technology Solutions Corp.                                           42,400            45,792
 * TechTeam Global, Inc.                                                20,800           159,765
   Tecumseh Products Co. Class A                                        23,400           868,608
 * Tegal Corp.                                                           5,000             8,300
*# Tejon Ranch Co.                                                      13,900           482,747
*# Tekelec                                                             105,900         1,760,058
 * TeleCommunication Systems, Inc.                                      40,500           205,335
 * Teledyne Technologies Inc.                                           55,200         1,016,784
 * Teletech Holdings, Inc.                                             121,600           914,432
 * Telik, Inc.                                                          73,800         1,690,020
 * Telular Corp.                                                        22,000           244,398
 * TenFold Corp.                                                         4,500             7,875
   Tennant Co.                                                          15,300           581,400
 * Tenneco Automotive, Inc.                                             71,200           909,224
 * Terayon Communication Systems, Inc.                                 123,500           339,625
 * Terex Corp.                                                          58,021         1,711,039
 * Terra Industries, Inc.                                              131,500           608,845
 * Tesoro Petroleum Corp.                                              103,400         2,462,988
 * Tessco Technologies, Inc.                                             4,500            79,830
 * Tetra Tech, Inc.                                                     91,126         1,545,497
 * Tetra Technologies, Inc.                                             37,900           902,399
   Texas Industries, Inc.                                               35,900         1,322,915
   Texas Regional Banchshares, Inc.
     Class A                                                            50,440         2,221,882
   Texas United Bancshares, Inc.                                           100             1,760
   TF Financial Corp.                                                    2,600            77,311
 * Thackeray Corp.                                                       4,100             5,535
 * The Banc Corp.                                                       27,800           190,152
   The Brink's Co.                                                      86,818         2,685,281
 * The Dress Barn, Inc.                                                 51,400           900,014
 * The Geo Group, Inc.                                                  25,000           483,750
   The Marcus Corp.                                                     35,200           570,240
 * The Medicines Co.                                                    75,791         2,436,681
 # The Phoenix Companies, Inc.                                         160,700         1,881,797
 * The Rowe Companies                                                   13,100            59,605
 * The Sports Authority, Inc.                                           43,506         1,483,555
 * Theragenics Corp.                                                    50,900           217,343
 * Therma-Wave, Inc.                                                    56,989           225,107
 * Thermwood Corp.                                                         200               163
 * TheStreet.com, Inc.                                                  41,600           156,416
 * Third Wave Technologies                                              66,386           321,972
 # Thomas & Betts Corp.                                                 93,500         2,287,010
 * Thomas Group, Inc.                                                    4,000             6,000

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Thomas Industries, Inc.                                              29,250   $       995,085
*# Thoratec Corp.                                                       94,843         1,383,759
*# THQ, Inc.                                                            64,700         1,364,523
 * Three-Five Systems, Inc.                                             35,599           190,811
 * TIBCO Software, Inc.                                                172,330         1,430,339
 * Tickets.com, Inc.                                                     1,600               760
 * Tier Technologies, Inc. Class B                                      30,900           336,192
   TierOne Corp.                                                        30,553           637,336
 * TII Network Technologies, Inc.                                       11,260            15,764
   Timberland Bancorp, Inc.                                              3,900            86,580
 * Timco Aviation Services, Inc.                                         2,749             1,100
 * Time Warner Telecom, Inc.                                            77,187           328,817
 * Tipperary Corp.                                                      17,900            58,533
   Titan International, Inc.                                            19,600           208,740
 * Titan Pharmaceuticals, Inc.                                          49,300           162,690
 * Titanium Metals Corp.                                                 3,170           286,093
 * TiVo, Inc.                                                          135,426         1,030,592
 * TL Administration Corp.                                                 200                 6
 * TLC Vision Corp.                                                     33,060           343,493
   Todd Shipyards Corp.                                                  6,300           110,880
 * Todhunter International, Inc.                                         4,600            64,400
 * Tofutti Brands, Inc.                                                  6,900            22,080
 * Tollgrade Communications, Inc.                                       23,091           255,156
   Tompkins County Trustco, Inc.                                           363            16,313
 * Too, Inc.                                                            58,500           984,555
   Topps, Inc.                                                          68,886           597,242
 * Torch Offshore, Inc.                                                 23,300            61,512
 * Toreador Resources Corp.                                              4,900            25,774
   Toro Co.                                                             39,200         2,516,640
 * Total Entertainment Restaurant Corp.                                 16,761           219,050
*# Tower Automotive, Inc.                                               97,500           361,725
   Track Data Corp.                                                      5,600             5,600
 * Tractor Supply Co.                                                   43,600         1,679,908
 * Tradestation Group, Inc.                                             70,500           480,105
   Traffix, Inc.                                                        22,900           158,926
 * Trailer Bridge, Inc.                                                  9,800            54,390
 * Trammell Crow Co.                                                    59,500           756,245
 * Trans World Entertainment Corp.                                      61,000           608,780
 * Transact Technologies, Inc.                                           8,550           275,481
 * Transaction Systems Architects, Inc.                                 64,900         1,224,663
 * TransAxis, Inc.                                                          72                 5
 * Transcat, Inc.                                                        6,100            19,270
 * Transgenomic, Inc.                                                   21,900            33,945
 * Transkaryotic Therapies, Inc.                                        58,500           843,570
 * Transmeta Corp.                                                     263,500           574,430
 * Transmontaigne Oil Co.                                               61,500           357,930
 * Transport Corp. of America                                            5,200            37,440
 * Transport Industries, Inc.                                            1,400             2,254
 * Transpro, Inc.                                                       16,100            95,393
 * Transtechnology Corp.                                                 6,200            42,780
 * TransTexas Gas Corp. Class A                                            236                 5
*# Transwitch Corp.                                                     40,600            62,524
 * Travis Boats & Motors, Inc.                                           3,300             2,604
 * TRC Companies, Inc.                                                  23,500           387,985
   Tredegar Industries, Inc.                                            61,491           888,545
*# Trenwick Group, Ltd.                                                 11,975               108
*# Trestle Holdings Inc.                                                   450             1,125
 * Trex Co., Inc.                                                       25,000           908,250
 * Triad Guaranty, Inc.                                                 24,500         1,407,770
   Triarc Companies, Inc. Class A                                       33,300           361,305
   Triarc Companies, Inc. Class B                                       49,000           524,790
   Trico Bancshares                                                      9,900   $       180,774
*# Trico Marine Services, Inc.                                          57,100            13,133
 * Trident Microsystems, Inc.                                           38,500           589,050
 * Trimble Navigation, Ltd.                                             85,150         2,300,753
 * Trimedyne, Inc.                                                       4,300             3,870
 * Trimeris, Inc.                                                       36,700           538,022
 # Trinity Industries, Inc.                                             74,900         2,142,889
 * Trio-Tech International                                                 400             1,848
 * TriPath Imaging, Inc.                                                64,452           591,669
 * Tripath Technology, Inc.                                             63,251           238,456
 * Tripos, Inc.                                                         10,620            59,366
 * Triquint Semiconductor, Inc.                                        221,397         1,235,395
 * Triton PCS Holdings, Inc.                                           103,600           488,992
 * Triumph Group                                                        26,302           836,667
 * TriZetto Group, Inc.                                                 79,700           520,441
 * TRM Corp.                                                             7,000            97,090
*# Tropical Sportswear International
     Corp.                                                              18,175            39,985
 * Trover Solutions, Inc.                                                9,300            63,240
 * Troy Group, Inc.                                                     13,800            45,264
 * Trump Hotels & Casino Resorts, Inc.                                  49,100            96,727
   Trustco Bank Corp.                                                  125,752         1,623,458
   TSR, Inc.                                                             4,400            29,436
 * TTM Technologies, Inc.                                               69,000           786,600
 * Tuesday Morning Corp.                                                69,300         1,978,515
 * Tufco Technologies, Inc.                                              4,500            38,205
 * Tularik, Inc.                                                       104,551         2,586,592
 * Tumbleweed Communications Corp.                                      74,095           368,993
 # Tupperware Corp.                                                     99,500         1,817,865
 * TurboChef Technologies, Inc.                                         20,500            80,975
 * Turnstone Systems, Inc.                                                  65                 9
 * Tut Systems, Inc.                                                    32,400           100,116
 * Tweeter Home Entertainment
     Group, Inc.                                                        41,100           273,726
   Twin Disc, Inc.                                                       2,800            61,600
 * Tyler Technologies, Inc.                                             70,500           627,450
*# U.S. Aggregates, Inc.                                                 1,600                 4
 * U.S. Concrete, Inc.                                                  44,900           313,402
 * U.S. Physical Therapy, Inc.                                          20,372           251,798
 * U.S. Xpress Enterprises, Inc.
     Class A                                                            10,823           140,158
 * UbiquiTel, Inc.                                                      84,490           357,393
 * UFP Technologies, Inc.                                                3,800            12,350
   UGI Corp.                                                            42,900         1,376,661
 * UICI                                                                 78,700         1,564,556
   UIL Holdings Corp.                                                   24,600         1,092,240
 * Ulticom, Inc.                                                        70,508           662,775
*# Ultimate Electronics, Inc.                                           23,500            84,130
 * Ultimate Software Group, Inc.                                        35,000           449,750
 * Ultradata Systems, Inc.                                               2,000             3,300
 * Ultralife Batteries, Inc.                                            13,100           261,607
 * Ultratech Stepper, Inc.                                              39,500           601,980
   UMB Financial Corp.                                                  35,765         1,818,650
   Umpqua Holdings Corp.                                                48,203           916,821
*# Unapix Entertainment, Inc.                                            6,100                25
 * Unico American Corp.                                                  5,500            32,401
 * Unifi, Inc.                                                          83,334           194,168
   Unifirst Corp.                                                       14,350           373,100
 * Uni-Marts, Inc.                                                       6,500            14,235
   Union Bankshares Corp.                                                  170             5,106
   Union Community Bancorp                                               2,300            41,044

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Uniroyal Technology Corp.                                            13,300   $            13
 # Unisource Energy Corp.                                               67,080         1,655,534
 * Unit Corp.                                                           77,700         2,213,673
   United Auto Group, Inc.                                              66,400         1,920,952
   United Bankshares, Inc. WV                                           47,960         1,496,352
   United Community Banks, Inc.                                         59,351         1,404,838
   United Community Financial Corp.                                     51,972           629,381
   United Financial Corp.                                                  660            16,368
 * United Financial Mortgage Corp.                                       9,400            48,880
   United Fire & Casualty Co.                                            6,200           343,170
   United Guardian, Inc.                                                 1,900            12,084
   United Industrial Corp.                                              22,300           468,300
 * United Natural Foods, Inc.                                           67,300         1,702,017
 * United Online, Inc.                                                 108,403         2,036,892
 * United PanAm Financial Corp.                                            600             8,700
 * United Rentals, Inc.                                                121,600         2,079,360
 * United Retail Group, Inc.                                            20,666            56,832
 * United Road Services, Inc.                                              720                83
 # United Security Bancshares                                            2,000            44,600
 * United Stationers, Inc.                                              55,300         2,085,363
 * United Surgical Partners International,
     Inc.                                                               46,502         1,814,043
 * United Therapeutics Corp.                                            36,300           858,858
   Unitil Corp.                                                          4,700           122,670
   Unity Bancorp, Inc.                                                   5,460            70,980
 * Universal Access Global Holdings,
     Inc.                                                                2,235             2,436
 * Universal American Financial Corp.                                   92,000         1,007,400
 * Universal Compression Holdings, Inc.                                 50,949         1,507,581
   Universal Corp.                                                      42,700         2,009,462
 * Universal Display Corp.                                              47,100           540,708
 * Universal Electronics, Inc.                                          23,300           343,442
   Universal Forest Products, Inc.                                      30,373           879,602
 * Universal Stainless & Alloy Products,
     Inc.                                                                6,000            64,986
   Unizan Financial Corp.                                               33,197           855,819
 * Unova, Inc.                                                         102,800         1,783,580
 * UQM Technologies, Inc.                                               33,300            99,900
 * Urologix, Inc.                                                       23,842           334,980
 * URS Corp.                                                            68,913         1,735,229
*# US Airways Group, Inc.                                                8,800            22,968
*# US Energy Corp.                                                      11,500            26,910
 * US LEC Corp.                                                         61,736           238,918
 * US Oncology, Inc.                                                   134,682         1,974,438
 * USA Truck, Inc.                                                       9,300           107,973
*# USAir Group, Inc.                                                    84,700             6,903
 * USANA, Inc.                                                          32,800           913,152
   USB Holding Co., Inc.                                                17,099           376,520
*# USDATA Corp.                                                          2,820               113
   Usec, Inc.                                                          142,531         1,116,018
   USF Corp.                                                            47,037         1,352,314
 * Utah Medical, Inc.                                                    5,000           129,525
*# V.I. Technologies, Inc.                                              57,100            59,955
*# VA Software Corp.                                                    97,900           231,044
   Vail Banks Inc.                                                       1,300            16,250
 * Vail Resorts, Inc.                                                   46,600           696,670
*# Valence Technology, Inc.                                             20,900            81,719
   Valhi, Inc.                                                          14,240           158,064
 * Valley National Gases, Inc.                                           4,200            41,790
   Valmont Industries, Inc.                                             40,500           842,400
 * Valpey Fisher Corp.                                                   1,650             5,511
   Value Line, Inc.                                                      9,900   $       383,328
 * ValueClick, Inc.                                                    134,300         1,469,242
 * Valuevision Media, Inc. Class A                                      60,947           731,364
 * Vans, Inc.                                                           28,700           585,767
 * Varian Semiconductor Equipment
     Associates, Inc.                                                   51,200         1,882,624
 * Varian, Inc.                                                         54,100         2,407,450
 * Variflex, Inc.                                                        4,600            30,820
 * Vascular Solutions, Inc.                                             23,700           255,960
 * Vastera, Inc.                                                        75,179           259,368
 * Vaxgen, Inc.                                                         42,400           672,888
 * VCA Antech, Inc.                                                     65,062         2,797,666
   Vector Group, Ltd.                                                   66,457         1,056,666
 * Veeco Instruments, Inc.                                              49,700         1,283,254
 * Ventana Medical Systems, Inc.                                        29,014         1,497,122
 * Venture Catalyst, Inc.                                                7,200             3,240
 * Verilink Corp.                                                       25,100           112,950
 * Veritas DGC, Inc.                                                    57,700         1,104,378
 * Verity, Inc.                                                         64,200           892,380
 * Vermont Pure Holdings, Ltd.                                          17,300            52,419
 * Versant Corp.                                                         5,400            11,016
 * Versar, Inc.                                                          8,700            44,718
 * Verso Technologies, Inc.                                             26,319            41,716
 * Vertex Pharmaceuticals, Inc.                                        132,888         1,169,414
 * Verticalbuyer Inc.                                                      920                 7
   Vesta Insurance Group, Inc.                                          60,500           359,975
 * Vestin Group, Inc.                                                      400             1,000
 * Vialta, Inc.                                                         40,295            15,312
 * Viasat, Inc.                                                         44,800         1,032,192
 * Vical, Inc.                                                          34,255           188,745
 * Vicon Industries, Inc.                                                4,600            24,242
 * Vicor Corp.                                                          52,300           726,970
 * Vicuron Pharmaceuticals, Inc.                                        91,100         1,266,290
 # Video Display Corp.                                                   3,600            66,600
*# Viewpoint Corp.                                                      59,526           164,881
 * Vignette Corp.                                                      407,600           672,540
 * Viisage Technology, Inc.                                             58,895           577,760
   Vintage Petroleum, Inc.                                             109,300         1,703,987
 * Virage Logic Corp.                                                   35,727           269,024
 * Virbac Corp.                                                         22,000            66,000
   Virco Manufacturing Corp.                                            13,269            90,893
 * Virginia Commerce Bancorp, Inc.                                         400            11,380
 * Virologic, Inc.                                                      83,900           234,920
*# ViroPharma, Inc.                                                     44,725            82,294
 * Vision Sciences, Inc.                                                 5,100            21,318
 * Vista Medical Technologies, Inc.                                      7,500            11,100
   Visteon Corp.                                                       214,500         2,350,920
 * Visual Networks, Inc.                                                31,900           102,718
 * Visx, Inc. DE                                                        87,400         2,054,774
 * Vital Images, Inc.                                                   18,200           176,904
   Vital Signs, Inc.                                                    21,956           592,812
 * VitalWorks, Inc.                                                     73,800           250,920
*# Vitech America, Inc.                                                 14,850                67
 * Vitesse Semiconductor, Inc.                                          20,500           111,930
 * Vitria Technology, Inc.                                              53,942           153,195
 * Vivus, Inc.                                                          64,564           265,358
 * VI Dissolution Corp                                                   3,101             1,930
   VLPS Lighting Services International,
     Inc.                                                                4,800            20,040
 * Vodavi Technology, Inc.                                               4,300            20,468
 * Volt Information Sciences, Inc.                                      33,000           848,100

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Vulcan International Corp.                                              700   $        30,380
 * Vyyo, Inc.                                                           20,900           153,406
 * W-H Energy Services, Inc.                                            50,300           929,544
 * Wabash National Corp.                                                45,800         1,204,540
   Wabtec Corp.                                                         76,000         1,253,240
   Walter Industries, Inc.                                              71,300           907,649
*# Warnaco Group, Inc.                                                   2,900                 3
 * Warnaco Group, Inc.                                                  61,372         1,223,144
   Warwick Community Bancorp, Inc.                                       5,000           153,500
   Warwick Valley Telephone Co.                                            300             6,300
   Washington Banking Co.                                                4,680            75,348
   Washington Savings Bank FSB                                           2,400            24,936
   Washington Trust Bancorp, Inc.                                       21,855           549,653
 * Waste Connections, Inc.                                              49,200         2,091,000
   Waste Industries USA, Inc.                                           19,300           218,090
 * WatchGuard Technologoes, Inc.                                        56,780           369,638
 * Water Pik Technologies, Inc.                                          8,400           140,196
 * Waterlink, Inc.                                                      19,200                16
   Waters Instruments, Inc.                                                300             2,403
   Watsco, Inc. Class A                                                 37,400           978,758
   Watsco, Inc. Class B                                                  1,350            35,370
 * Watson Wyatt & Co., Holdings                                         55,900         1,461,785
   Watts Water Technologies, Inc.                                       40,400           980,508
   Wausau-Mosinee Paper Corp.                                           95,336         1,450,061
   Waypoint Financial Corp.                                             53,226         1,458,392
 * WCI Communities, Inc.                                                74,500         1,657,625
   WD-40 Co.                                                            28,900           880,294
 * Webb Interactive Services, Inc.                                       5,300             3,339
 * Webco Industries, Inc.                                                6,000            29,430
 * WebEx Communications, Inc.                                           73,680         1,739,585
 * webMethods, Inc.                                                     89,502           780,457
 * Websense, Inc.                                                       38,800         1,256,344
 * Weider Nutrition International, Inc.                                 10,500            48,720
   Weis Markets, Inc.                                                   19,607           669,579
   Wellco Enterprises, Inc.                                              1,000            19,100
   Wellman, Inc.                                                        65,300           519,135
 * Wells-Gardner Electronics Corp.                                       6,101            28,614
   Wesbanco, Inc.                                                       33,521           923,168
 * WESCO International, Inc.                                            67,900         1,125,782
   West Coast Bancorp                                                   25,609           563,654
 * West Marine, Inc.                                                    35,100           921,726
   West Pharmaceutical Services, Inc.                                   25,100           954,051
 * Westaff, Inc.                                                        24,300            63,180
   Westamerica Bancorporation                                            2,000            98,760
   Westar Energy, Inc.                                                  89,400         1,762,968
   Westbank Corp.                                                        4,740            89,254
 * Westcoast Hospitality Corp.                                          12,900            74,433
 * Westell Technologies, Inc.                                           89,580           492,690
   Western Gas Resources, Inc.                                          24,700         1,365,910
   Western Ohio Financial Corp.                                            900            29,835
 * Western Power & Equipment Corp.                                       3,373             1,231
 * Western Sierra Bancorp                                                1,575            45,990
 * Westmoreland Coal Co.                                                   800            17,168
   Westwood Holdings Group, Inc.                                         6,479           112,540
 * Wet Seal, Inc. Class A                                               41,375           241,216
   Weyco Group, Inc.                                                       300            10,026
   WGL Holdings, Inc.                                                   14,000           385,140
 * White Electronics Designs Corp.                                      41,065           262,405
 * Whitehall Jewelers, Inc.                                             25,450           203,855
   Whitney Holdings Corp.                                               15,300           665,091
*# WHX Corp.                                                             6,333            10,259
 * Wickes, Inc.                                                          4,400   $           550
 * Wild Oats Markets, Inc.                                              51,350           695,793
 * William Lyon Homes, Inc.                                             12,600         1,130,220
 * Williams Industries, Inc.                                             1,200             4,218
 * Willis Lease Finance Corp.                                            9,500            78,375
   Willow Grove Bancorp, Inc.                                           17,451           265,430
 * Wilshire Financial Services Group,
     Inc.                                                                  137             1,232
 * Wilshire Oil Co. of Texas                                             7,107            35,606
 * Wilson Greatbatch Technologies, Inc.                                 36,000           979,200
 * Wilsons The Leather Experts, Inc.                                    32,945           110,366
 * Wind River Systems, Inc.                                            138,596         1,426,153
 * Winmark Corp.                                                         3,800            96,900
 # Winn-Dixie Stores, Inc.                                             241,000         1,525,530
   Winnebago Industries, Inc.                                           57,600         1,635,840
   Wintrust Financial Corp.                                             34,250         1,627,560
 * Wireless Facilities, Inc.                                           113,651         1,077,411
   Wireless Telecom Group, Inc.                                         28,800            85,968
 * Wireless WebConnect!, Inc.                                            8,900                24
 * Wiser Oil Co.                                                        26,300           277,991
 * Witness Systems, Inc.                                                44,500           641,245
 * WJ Communications, Inc.                                              50,400           161,280
 * WMS Industries, Inc.                                                 50,800         1,559,560
 * Wolverine Tube, Inc.                                                 20,100           228,738
   Wolverine World Wide, Inc.                                           67,000         1,765,450
 * Women First HealthCare, Inc.                                          1,500                34
   Woodhead Industries, Inc.                                            20,557           309,588
   Woodward Governor Co.                                                18,900         1,255,905
 * World Acceptance Corp.                                               32,000           572,480
*# World Access, Inc.                                                   35,372                48
   World Fuel Services Corp.                                            18,300           806,481
   World Wrestling Federation
     Entertainment, Inc.                                                22,700           275,578
*# WorldGate Communications, Inc.                                        6,500            13,455
 * WorldQuest Networks, Inc.                                             1,500             4,772
 * Worldwide Restaurant Concepts, Inc.                                  52,200           174,348
   Worthington Industries, Inc.                                         65,400         1,251,756
   WPS Resources Corp.                                                  31,200         1,412,112
 * Wright Medical Group, Inc.                                           56,500         1,833,990
   WSI Industries, Inc.                                                  2,000             5,338
   X-Rite, Inc.                                                         35,163           470,481
 * Xanser Corp.                                                         42,800           108,284
 * Xeta Corp.                                                            9,200            46,911
 * Xicor, Inc.                                                          45,974           691,909
 * Yankee Candle Co., Inc.                                              65,200         1,825,600
   Yardville National Bancorp                                           16,400           412,460
 * Yellow Roadway Corp.                                                 22,982           820,687
   York International Corp.                                             41,200         1,523,576
 * Young Broadcasting, Inc. Class A                                     29,507           422,540
 * Zapata Corp.                                                          2,340           159,120
   Zenith National Insurance Corp.                                      18,600           859,878
 * Zevex International, Inc.                                             3,400            11,628
 * Zhone Technologies, Inc.                                             37,400           122,672
 * Zila, Inc.                                                           76,307           388,403
*# Zix Corp.                                                            51,726           462,430
 * Zoll Medical Corp.                                                   14,622           451,820
*# Zoltek Companies, Inc.                                               27,800           202,384
 * Zomax, Inc.                                                          51,700           196,977
 * Zones, Inc.                                                          13,500            36,450
 * Zoran Corp.                                                          68,635         1,205,917
 * Zygo Corp.                                                           28,600           303,160

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Zymetx, Inc.                                                          8,600   $           452
 * Zymogenetics, Inc.                                                   88,239         1,404,765
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $1,513,392,652)                                                            1,723,375,415
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      30                 0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                      30                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                0                 0
*# Angeion Corp. Warrants 10/31/07                                         215                 0
 * Aura Systems, Inc. Warrants 05/31/05                                  1,262                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                               24               184
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                   9,947            46,950
 * CSF Holding, Inc. Litigation Rights                                   3,250                 0
 * Danielson Holding Corp. Rights
     06/09/04                                                           33,400                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                     971               583
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                      22                 0
 * Imperial Sugar Co. Warrants 08/29/08                                    498             1,006
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                              188                39
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                              582               134
 * Magnum Hunter Resources
     Warrants 03/21/05                                                   7,200             4,320
 * Orbital Science Corp. Warrants
     08/31/04                                                              152             1,193
*# OSI Pharmaceutical, Inc. Rights                                       4,829             1,859
 * PMR Corp. Contingent Value Rights
     08/05/04                                                            7,300                 7
 * Timco Aviation Services Warrants
     02/27/07                                                            6,696                 1
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107)                                                                         56,276
                                                                                 ---------------

                                                                    FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                    (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.                                $             2   $             0
 *Timco Aviation Services, Inc.                                              3                 0
                                                                                 ---------------
TOTAL BONDS
  (Cost $0)                                                                                    0
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (8.0%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $26,894,000
   FNMA Notes 1.50%, 09/21/05,
   valued at $26,725,913) to be
   repurchased at $26,332,604
   (Cost $26,330,000)                                                   26,330        26,330,000
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 0.96%, 06/01/04
   (Collateralized by $124,075,000 U.S. Treasury
   Obligations rates ranging from 2.125% to 6.00%,
   maturities ranging from 08/15/04 to 08/31/04,
   valued at $125,930,146) to be repurchased at
   $123,472,650 (Cost $123,459,481)^                                   123,459       123,459,481
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $149,789,481)                                                                149,789,481
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,663,626,240)++                                                        $ 1,873,221,172
                                                                                 ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $1,666,038,387.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
   Abbey National P.L.C.                                               841,876   $     6,930,244
   Aggregate Industries P.L.C.                                       1,926,365         2,976,832
   Alliance & Leicester P.L.C.                                         348,000         5,264,654
   Allied Domecq P.L.C.                                                621,994         5,172,552
   Amvescap P.L.C.                                                     225,900         1,515,531
   Arriva P.L.C.                                                       231,050         1,651,789
   Associated British Foods P.L.C.                                     990,462        11,631,581
   Associated British Ports Holdings
     P.L.C.                                                            378,800         3,037,599
   Aviva P.L.C.                                                      2,582,930        25,216,998
 * AWG P.L.C.                                                           76,018           855,780
   BAA P.L.C.                                                        1,576,251        15,724,547
   BAE Systems P.L.C.                                                2,599,132         9,806,062
   Barratt Developments P.L.C.                                         338,959         3,566,453
   BBA Group P.L.C.                                                    679,855         3,165,960
   Bellway P.L.C.                                                       38,000           526,004
   Berkeley Group P.L.C.                                               228,802         3,866,438
   BG Group P.L.C.                                                   1,408,548         8,581,102
   BOC Group P.L.C.                                                     82,135         1,341,431
   Bovis Homes Group P.L.C.                                            132,000         1,237,365
   BPB P.L.C.                                                          458,500         3,269,374
   Bradford & Bingley P.L.C.                                            80,259           408,850
   Brambles Industries P.L.C.                                          272,000         1,056,902
   Britannic P.L.C.                                                    278,864         1,761,482
 * British Airways P.L.C.                                            1,839,331         8,547,965
   British Land Co. P.L.C.                                             857,882        10,539,837
   British Vita P.L.C.                                                 286,388         1,352,407
   Brixton P.L.C.                                                      359,333         1,911,806
 * Cable and Wireless P.L.C.                                         3,512,914         7,943,057
 * Canary Wharf Group P.L.C.                                           847,200         4,598,296
   Carnival P.L.C.                                                     156,448         7,021,173
 * Colt Telecom Group P.L.C.                                         2,561,000         3,945,288
 * Corus Group P.L.C.                                                6,312,988         3,913,405
   Derwent Valley Holdings P.L.C.                                       49,351           756,218
   DeVere Group P.L.C.                                                  85,228           688,195
 * Dimension Data Holdings P.L.C.                                    1,006,000           564,232
   Dixons Group P.L.C.                                                 333,402           931,182
 * Duelguide Units P.L.C.                                               36,010           355,069
 * Easyjet P.L.C.                                                      294,025         1,073,156
   FKI P.L.C.                                                          856,795         1,741,838
   Friends Provident P.L.C.                                          2,272,618         5,760,483
   Galen Holdings P.L.C.                                               319,000         4,237,385
   Great Portland Estates P.L.C.                                       299,155         1,440,093
   Great Universal Stores P.L.C.                                       258,182         3,843,651
   Greene King P.L.C.                                                  105,263         1,757,735
   Hammerson P.L.C.                                                    468,800         5,815,111
   Hanson P.L.C.                                                       963,671         7,358,895
   HBOS P.L.C.                                                          14,538           190,478
 * HHG P.L.C.                                                          842,619           664,307
   Hilton Group P.L.C.                                               2,619,960        12,744,959
   IMI P.L.C.                                                           24,000           161,845
   Intercontinental Hotels Group P.L.C.                                968,773         9,286,691
 * International Power P.L.C.                                        1,898,700         5,056,603
   ITV P.L.C.                                                        1,551,881         3,378,787
   Johnson Matthey P.L.C.                                               43,250   $       702,953
   Kelda Group P.L.C.                                                  161,510         1,456,483
   Kesa Electricals P.L.C.                                               9,781            50,996
 # Kingfisher P.L.C.                                                   651,215         3,413,664
   Land Securities Group P.L.C.                                         78,654         1,686,004
   Liberty International P.L.C.                                        469,345         6,367,535
   Logicacmg P.L.C.                                                    586,400         2,012,631
   London Merchant Securities P.L.C.                                   358,862         1,139,502
   Marks & Spencer Group P.L.C.                                      1,197,239         7,890,393
   Mersey Docks & Harbour Co. P.L.C.                                   115,042         1,455,763
   MFI Furniture Group P.L.C.                                           66,600           182,435
   Millennium and Copthorne Hotels
     P.L.C.                                                            489,930         2,843,510
   Mitchells & Butlers P.L.C.                                          630,549         2,997,502
 * MM02 P.L.C.                                                       8,760,348        15,678,806
   Morrison (Wm.) Supermarkets P.L.C.                                1,582,672         6,627,064
   Novar P.L.C.                                                        571,338         1,309,149
   Pearson P.L.C.                                                      246,039         2,994,860
   Peninsular & Oriental Steam
     Navigation P.L.C.                                               1,086,433         4,270,957
   Pennon Group P.L.C.                                                  56,524           763,276
   Persimmon P.L.C.                                                    271,811         2,994,022
   Pilkington P.L.C.                                                 2,184,617         3,621,628
   Pillar Property P.L.C.                                              159,913         1,641,266
 * Premier Oil P.L.C.                                                  119,812         1,165,426
   Quintain Estates & Development
     P.L.C.                                                            100,000           729,199
   Rio Tinto P.L.C.                                                     83,136         2,000,590
   RMC Group P.L.C.                                                    401,000         4,035,580
   Rolls Royce Group P.L.C.                                          2,686,097        11,122,171
 * Rolls Royce Group P.L.C.                                        134,304,850           246,241
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                    5,018,810         7,450,701
   Royal Bank of Scotland Group P.L.C.                                 212,693         6,428,725
   Sabmiller P.L.C.                                                    192,609         2,327,665
 # Sainsbury (J.) P.L.C.                                             2,864,609        14,300,152
   Scottish & Newcastle P.L.C.                                         959,905         7,508,053
   Scottish Power P.L.C.                                               915,215         6,635,236
   Severn Trent P.L.C.                                                 210,597         3,118,962
 * Shire Pharmaceuticals Group P.L.C.                                  683,427         6,208,647
   Singer & Friedlander Group P.L.C.                                   253,818         1,093,881
   Slough Estates P.L.C.                                               706,900         5,564,664
   Smith (David S.) Holdings P.L.C.                                    547,941         1,567,369
   Smith (W.H.) P.L.C.                                                 299,537         1,965,244
   Somerfield P.L.C.                                                   738,068         1,939,982
   Stagecoach Holdings P.L.C.                                        1,557,000         2,341,002
   Stanley Leisure Organisation P.L.C.                                 186,760         1,606,028
   Tate & Lyle P.L.C.                                                  660,070         3,655,181
   Taylor Woodrow P.L.C.                                               973,675         4,528,444
   Tesco P.L.C.                                                      1,560,816         7,123,961
   The Big Food Group P.L.C.                                           505,408           928,373
 * Thus Group P.L.C.                                                 1,956,555           933,783
   Trinity Mirror P.L.C.                                               495,640         5,638,934
   United Business Media P.L.C.                                        237,262         1,923,758
   United Utilities P.L.C.                                             265,595         2,642,143
   Vodafone Group P.L.C.                                            13,873,752        32,699,074

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Westbury P.L.C.                                                     162,025   $     1,272,549
   Whitbread P.L.C.                                                    511,290         7,496,474
   Wilson Bowden P.L.C.                                                105,900         2,010,789
   Wimpey (George) P.L.C.                                              446,968         3,018,363
   Wolverhampton & Dudley Breweries
     P.L.C.                                                            107,366         1,616,965
   Woolworths Group P.L.C.                                           2,074,511         1,684,586
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $377,656,054)                                                                474,774,971
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $35,295)                                                                       36,615
                                                                                 ---------------
TOTAL -- UNITED KINGDOM
  (Cost $377,691,349)                                                                474,811,586
                                                                                 ---------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
   Acom Co., Ltd.                                                       14,600           979,025
 # Aichi Steel Corp.                                                   120,000           493,526
   AIOI Insurance Co., Ltd.                                            928,735         4,040,680
   Aisin Seiki Co., Ltd.                                               182,500         3,383,738
   Akita Bank, Ltd.                                                    115,000           452,538
 # Alpine Electronics, Inc.                                             36,800           471,467
   Amada Co., Ltd.                                                     376,000         2,138,762
 # Anritsu Corp.                                                        67,000           419,610
   Aoyama Trading Co., Ltd.                                             47,700         1,108,318
   Asahi Breweries, Ltd.                                               173,000         1,823,313
   Asahi Kasei Corp.                                                   289,000         1,422,289
   Asatsu-Dk, Inc.                                                      32,500           840,095
   Autobacs Seven Co., Ltd.                                             23,700           669,145
   Awa Bank, Ltd.                                                      196,600         1,129,190
   Bank of Iwate, Ltd.                                                  15,300           677,599
 # Bank of Kyoto, Ltd.                                                 347,400         2,290,876
   Bank of Nagoya, Ltd.                                                185,000           933,192
   Benesse Corp.                                                         6,500           197,550
   Canon Sales Co., Inc.                                               124,900         1,586,967
   Chiba Bank, Ltd.                                                    941,000         5,415,152
   Chudenko Corp.                                                       41,100           707,233
   Chugoku Bank, Ltd.                                                  238,800         2,413,869
   Citizen Watch Co., Ltd.                                             318,000         3,323,532
   Coca-Cola West Japan Co., Ltd.                                       58,400         1,409,917
   Comsys Holdings Corp.                                                92,000           682,561
 # Cosmo Oil Co., Ltd.                                                 764,000         1,867,757
   Dai Nippon Ink & Chemicals, Inc.                                    459,000         1,042,492
   Dai Nippon Pharmaceutical Co., Ltd.                                 106,000           803,341
   Dai Nippon Printing Co., Ltd.                                       144,000         2,202,431
 # Daicel Chemical Industries, Ltd.                                    485,000         2,108,669
   Daido Steel Co., Ltd.                                               274,000           657,436
   Daihatsu Motor Co., Ltd.                                            258,000         1,517,061
   Daishi Bank, Ltd.                                                   355,000         1,219,314
   Daiwa House Industry Co., Ltd.                                      663,000         7,484,763
   Denso Corp.                                                          22,500           482,857
 # Ebara Corp.                                                         173,000           778,135
 # Ezaki Glico Co., Ltd.                                               174,600         1,241,437
   Fuji Electric Co., Ltd.                                             525,780         1,293,228
   Fuji Fire & Marine Insurance Co.,
     Ltd.                                                              297,000           692,913
   Fuji Heavy Industries                                               493,000         2,430,726
   Fuji Oil Co., Ltd.                                                   55,200           643,650
   Fuji Photo Film Co., Ltd.                                           355,000   $    10,551,760
   Fujikura, Ltd.                                                      241,000         1,153,558
   Fujitsu, Ltd.                                                       286,000         1,931,493
   Fukui Bank, Ltd.                                                    343,000         1,359,737
 # Fukuoka Bank, Ltd.                                                  400,000         2,071,477
 # Fukuyama Transporting Co., Ltd.                                     266,000         1,211,601
 * Furukawa Electric Co., Ltd.                                         380,000         1,411,648
   Futaba Corp.                                                         16,000           419,581
   Futaba Industrial Co., Ltd.                                          44,100           682,343
 # Glory, Ltd.                                                          46,800           662,790
   Gunma Bank, Ltd.                                                    323,000         1,486,093
   Gunze, Ltd.                                                         148,000           706,135
   Hachijuni Bank, Ltd.                                                344,000         2,056,852
#* Hankyu Corp.                                                        174,000           670,625
 # Hanshin Electric Railway Co., Ltd.                                  216,000           701,147
   Heiwa Corp                                                           81,500         1,221,706
   Higo Bank, Ltd.                                                     308,000         1,769,064
   Hitachi Cable, Ltd.                                                 236,000         1,060,267
   Hitachi Maxell, Ltd.                                                 96,000         1,407,726
   Hitachi Metals, Ltd.                                                360,000         1,719,080
   Hitachi, Ltd.                                                     3,734,000        25,589,059
   Hokkoku Bank, Ltd.                                                  223,000         1,067,827
   Hokuetsu Paper Mills, Ltd.                                          162,000           869,334
   Hokugin Financial Group, Inc.                                       414,000           839,050
   House Foods Corp.                                                   117,000         1,505,125
 # Hyakugo Bank, Ltd.                                                  258,000         1,534,783
 # Hyakujishi Bank, Ltd.                                               314,000         1,942,853
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                              819,000         1,167,661
 * Itochu Corp.                                                        120,000           492,009
   Itoham Foods, Inc.                                                  132,000           591,829
   Iyo Bank, Ltd.                                                      204,000         1,369,997
   Japan Airport Terminal Co., Ltd.                                     33,000           296,226
   JFE Holdings, Inc.                                                   56,300         1,218,243
   Joyo Bank, Ltd.                                                     545,000         2,147,260
 # Juroku Bank, Ltd.                                                   349,000         1,475,036
 # Kagoshima Bank, Ltd.                                                132,000           739,936
   Kamigumi Co., Ltd.                                                  357,000         2,346,542
   Kandenko Co., Ltd.                                                  129,000           683,340
   Kansai Paint Co., Ltd., Osaka                                       131,000           770,757
   Katokichi Co., Ltd.                                                  34,500           608,482
 # Kawasaki Heavy Industries, Ltd.                                     910,000         1,359,185
   Kikkoman Corp.                                                      259,000         2,087,353
   Kinden Corp.                                                        167,000           929,655
   Kirin Brewery Co., Ltd.                                             437,000         4,152,801
 # Kissei Pharmaceutical Co., Ltd.                                      41,000           875,872
   Kobe Steel, Ltd.                                                  2,632,000         3,842,186
   Koito Manufacturing Co., Ltd.                                       101,000           701,488
   Kokuyo Co., Ltd.                                                     81,200           989,157
   Komatsu, Ltd.                                                     1,279,000         7,702,264
   Komori Corp.                                                         47,000           692,540
 # Koyo Seiko Co.                                                      198,000         2,006,219
   Kubota Corp.                                                        140,000           647,773
   Kuraray Co., Ltd.                                                   241,000         1,811,296
 # Kuraya Sanseido, Inc.                                                82,600         1,235,988
   Kureha Chemical Industry Co., Ltd.                                  122,000           488,520
   KYORIN Pharmaceutical Co., Ltd.                                      52,000           680,761
 # Makita Corp.                                                        209,000         2,933,140
   Marubeni Corp.                                                    1,942,000         4,429,099
   Marui Co., Ltd.                                                     213,000         2,839,783
 # Maruichi Steel Tube, Ltd.                                           117,000         1,758,628

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Matsushita Electric Industrial Co.,
     Ltd.                                                            1,977,135   $    27,425,216
   Matsushita Electric Works, Ltd.                                     142,000         1,185,094
 # Meiji Seika Kaisha, Ltd. Tokyo                                      243,000           985,587
 # Michinoku Bank, Ltd.                                                187,000         1,063,990
   Millea Holdings, Inc.                                                    46           606,247
   Mitsubishi Corp.                                                     40,000           395,191
   Mitsubishi Gas Chemical Co., Inc.                                   305,000         1,146,869
   Mitsubishi Heavy Industries, Ltd.                                 2,128,000         5,567,075
   Mitsubishi Logistics Corp.                                          106,000           924,108
   Mitsubishi Materials Corp.                                          975,000         1,864,568
#* Mitsubishi Motors Corp.                                             568,000         1,119,876
   Mitsui Chemicals, Inc.                                              239,800         1,163,162
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                         481,000           813,477
   Mitsui Trust Holdings                                               641,000         4,266,825
   Mitsumi Electric Co., Ltd.                                           45,800           468,759
   Mizuho Holdings, Inc.                                                 1,192         5,120,280
   Morinaga Milk Industry Co., Ltd.                                    160,000           595,510
   Musashino Bank, Ltd.                                                 20,000           722,528
   Nagase & Co., Ltd.                                                   87,000           723,676
   Namco, Ltd.                                                           5,500           138,069
   Nanto Bank, Ltd.                                                    317,000         1,448,045
   NGK Insulators, Ltd.                                                216,000         1,536,529
   NGK Spark Plug Co., Ltd.                                            144,000         1,295,677
   Nichicon Corp.                                                       51,200           652,234
   Nichirei Corp.                                                      180,000           576,526
   Nifco, Inc.                                                          37,000           567,717
   Nihon Unisys, Ltd.                                                   69,100           512,213
   Nippon Broadcasting System, Inc.                                     20,690         1,011,229
 # Nippon Electric Glass Co., Ltd.                                      72,000         1,543,539
   Nippon Kayaku Co., Ltd.                                             128,000           649,635
   Nippon Meat Packers, Inc., Osaka                                    144,000         1,567,917
   Nippon Mining Holdings, Inc.                                        370,000         1,708,854
   Nippon Mitsubishi Oil Corp.                                       1,871,050        10,633,474
   Nippon Paint Co., Ltd.                                              167,000           606,191
   Nippon Sanso Corp.                                                   30,000           137,311
   Nippon Sheet Glass Co., Ltd.                                        280,000           926,729
   Nippon Shinpan Co., Ltd.                                            191,000           651,818
   Nippon Shokubai Co., Ltd.                                           163,000         1,193,958
   Nippon Television Network Corp.                                       9,400         1,447,390
   Nipponkoa Insurance Co., Ltd.                                        45,000           258,828
   Nishimatsu Construction Co., Ltd.                                   364,000         1,236,106
   Nishi-Nippon Bank, Ltd.                                             156,540           704,445
   Nissay Dowa General Insurance
     Co., Ltd.                                                         383,000         1,924,261
   Nisshin Seifun Group, Inc.                                          148,000         1,360,518
   Nisshin Steel Co., Ltd.                                             627,000         1,264,556
   Nisshinbo Industries, Inc.                                          305,000         2,021,246
#* Nissho Iwai-Nichmen Holdings Corp.                                  130,400           694,507
   NSK, Ltd.                                                           319,000         1,443,643
   Obayashi Corp.                                                      520,000         2,482,203
   Ogaki Kyoritsu Bank, Ltd.                                            50,000           269,692
   Oji Paper Co., Ltd.                                                 275,000         1,749,298
   Okumura Corp.                                                       144,000           707,500
   Onward Kashiyama Co., Ltd.                                          100,000         1,612,619
   PanaHome Corp.                                                      106,000           570,078
 # Pioneer Electronic Corp.                                             60,000         1,537,866
   Promise Co., Ltd.                                                    60,500         3,976,827
   Q.P. Corp.                                                          109,600           892,411
 # Rengo Co., Ltd.                                                     152,000           683,988
 * Resona Holdings, Inc.                                             1,873,000   $     3,220,661
   San In Godo Bank, Ltd.                                              110,000           864,336
   Santen Pharmaceutical Co., Ltd.                                      52,000           757,478
 # Sanwa Shutter Corp.                                                 101,000           518,071
   Sanyo Shinpan Finance Co., Ltd.                                      19,800         1,086,425
   Sapporo Breweries, Ltd.                                             251,000           815,139
   Sapporo Hokuyo Holdings, Inc.                                           224         1,172,121
   Seino Transportation Co., Ltd.                                      193,000         1,835,299
   Sekisui Chemical Co., Ltd.                                          557,000         4,109,695
   Sekisui House, Ltd.                                                 942,000         9,812,478
   Seventy-seven (77) Bank, Ltd.                                       241,000         1,420,528
   SFCG Co., Ltd.                                                        8,010         1,404,972
   Shiga Bank, Ltd.                                                    272,000         1,349,621
   Shikoku Bank, Ltd.                                                   72,000           429,019
   Shimachu Co., Ltd.                                                   36,200           902,162
 # Shimadzu Corp.                                                      181,000           932,806
   Shinko Securities Co., Ltd.                                         470,000         1,560,982
   Shizuoka Bank, Ltd.                                                 473,000         3,854,740
 # Softbank Corp.                                                       49,100         1,877,895
   Sumitomo Bakelite Co., Ltd.                                         105,000           698,212
   Sumitomo Corp.                                                      471,000         3,633,702
   Sumitomo Electric Industries, Ltd.                                  472,000         4,540,655
   Sumitomo Forestry Co., Ltd.                                         139,000         1,431,249
   Sumitomo Metal Industries, Ltd.
     Osaka                                                           1,481,000         1,661,464
   Sumitomo Metal Mining Co., Ltd.                                     313,000         1,864,367
   Sumitomo Osaka Cement Co., Ltd.                                     269,000           650,652
   Sumitomo Realty & Development
     Co., Ltd.                                                         150,000         1,617,350
   Sumitomo Rubber                                                      43,000           357,718
   Sumitomo Trust & Banking Co., Ltd.                                   21,000           129,088
   Suruga Bank, Ltd.                                                    87,000           574,425
   Suzuken Co., Ltd.                                                    54,000         1,685,214
   Taiheiyo Cement Corp.                                             1,209,800         2,642,448
   Taisei Corp.                                                      1,325,000         4,413,188
   Taiyo Yuden Co., Ltd.                                                72,000         1,038,264
   Takara Standard Co., Ltd.                                           118,000           645,570
   Takashimaya Co., Ltd.                                               214,000         2,357,203
 # Takefuji Corp.                                                       35,920         2,390,002
   TDK Corp.                                                            10,100           709,085
   Teijin, Ltd.                                                        893,000         2,884,554
   Teikoku Oil Co., Ltd.                                               346,000         1,766,783
   Toda Corp.                                                          203,000           748,487
   Toho Bank, Ltd.                                                     254,000         1,010,175
   Tokai Tokyo Securities Co., Ltd.                                    155,000           447,237
   Tokuyama Corp.                                                      248,000         1,060,197
   Tokyo Broadcasting System, Inc.                                     113,500         2,013,658
 # Tokyo Steel Manufacturing Co., Ltd.                                  97,800         1,390,966
   Tokyo Style Co., Ltd.                                               133,000         1,504,229
 # Tokyo Tatemono Co., Ltd.                                            143,000           691,014
   Toppan Printing Co., Ltd.                                           441,000         5,366,365
   Toray Industries, Inc.                                              620,000         2,854,071
   Toshiba TEC Corp.                                                   181,000           787,527
   Tostem Inax Holding Corp.                                           160,000         3,278,680
   Toto, Ltd.                                                          247,000         2,654,223
 # Toyo Ink Manufacturing Co., Ltd.                                    174,000           703,334
   Toyo Seikan Kaisha, Ltd.                                            287,600         4,718,371
   Toyo Suisan Kaisha, Ltd.                                             64,000           773,366
   Toyota Auto Body Co., Ltd.                                           86,000         1,309,569
   Toyota Industries Corp.                                              76,500         1,668,275
 # Toyota Tsusho Corp.                                                 314,000         2,881,419

                                                                        SHARES            VALUE+
                                                                        ------            ------
   TV Asahi Corp.                                                          202   $       375,250
   UNY Co., Ltd.                                                       133,000         1,642,230
   Wacoal Corp.                                                        149,000         1,579,834
 # Yamagata Bank, Ltd.                                                 153,700           673,239
   Yamaguchi Bank, Ltd.                                                133,000         1,355,800
   Yamanashi Chuo Bank, Ltd.                                           119,000           588,331
   Yamatake Corp.                                                       20,000           194,318
   Yamazaki Baking Co., Ltd.                                           155,000         1,436,047
   Yokogawa Electric Corp.                                             337,000         4,360,631
   Yokohama Rubber Co., Ltd.                                           410,000         1,508,010
   York-Benimaru Co., Ltd.                                              29,300           838,751
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $411,657,891)                                                                425,533,004
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $20,787)                                                                       21,114
                                                                                 ---------------
TOTAL -- JAPAN
  (Cost $411,678,678)                                                                425,554,118
                                                                                 ---------------
FRANCE -- (8.5%)
COMMON STOCKS -- (8.5%)
 # AGF (Assurances Generales de
     France SA)                                                        149,122         9,041,456
 # Air France                                                          143,423         2,346,271
   Air Liquide SA                                                        8,848         1,561,285
   Alcan, Inc.                                                          30,183         1,192,724
#* Alcatel SA                                                          195,750         2,820,740
#* Alstom SA                                                           185,169           212,840
   Arcelor SA                                                          167,800         2,815,999
   AXA                                                                 634,106        13,042,808
   BNP Paribas SA                                                      549,686        33,602,499
   Bongrain SA                                                           7,145           480,617
 * Cap Gemini SA                                                        89,951         3,450,082
#* Club Mediterranee SA                                                  8,962           379,658
 # Compagnie de Saint-Gobain                                           288,912        14,553,997
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                            10,990         1,480,578
   Credit Agricole SA                                                   27,709           681,356
   Eiffage SA                                                            6,954           541,060
   Esso SA                                                                 686            96,312
   Euler-Hermes SA                                                      10,354           571,483
 * Eurafrance                                                           18,000         1,106,386
 # Faurecia SA                                                          30,445         1,973,013
 # Fimalac SA                                                           46,887         1,832,765
   Fonciere Lyonnaise SA                                                10,950           471,975
   France Telecom SA                                                   188,321         4,550,289
   Generale des Establissements
     Michelin SA Series B                                              107,620         5,258,360
   Havas SA                                                            300,744         1,596,520
   Imerys SA                                                            11,000         2,502,481
   LaFarge SA                                                           62,037         5,319,155
   LaFarge SA Prime Fidelity                                            82,581         7,154,869
 # Lagardere S.C.A. SA                                                  10,900           665,814
 * Nexans                                                                9,618           315,866
 # Peugeot SA                                                          233,374        13,179,063
 # Pinault Printemps Redoute SA                                         22,619         2,364,871
   Rallye SA                                                            18,020           912,719
 # Remy Cointreau SA                                                    56,022   $     1,870,576
   Renault SA                                                          121,719         9,070,115
   Rexel SA                                                             10,713           442,555
 * SA Des Galeries Lafayette                                               900           174,397
   Schneider SA                                                         63,451         4,274,219
 * Scor SA                                                             733,800         1,075,223
   SEB SA Prime Fidelity                                                 9,900         1,112,224
   Societe BIC SA                                                       52,288         2,268,319
 # Societe des Ciments de Francais                                      28,600         2,223,571
   Societe Generale, Paris                                             293,528        24,896,954
 # Suez (ex Suez Lyonnaise des Eaux)                                   296,563         5,775,385
   Thomson Multimedia                                                  129,923         2,479,132
   Valeo SA                                                             73,528         2,984,104
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        4,504           392,968
#* Veolia Environnement SA                                              25,700           687,796
 * Vivendi Universal SA                                                403,364        10,293,783
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $136,677,536)                                                                208,097,232
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
     (Cost $7,244)                                                      18,020             3,759
                                                                                 ---------------
TOTAL -- FRANCE
   (Cost $136,684,780)                                                               208,100,991
                                                                                 ---------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 * ABB, Ltd.                                                           335,400         1,880,058
 # Baloise-Holding                                                     190,560         7,679,424
   Bank Sarasin & Cie Series B, Basel                                      180           255,824
   Banque Cantonale Vaudoise                                            12,608         1,387,080
 # Berner Kantonalbank                                                  23,400         2,779,455
 * Ciba Spezialitaetenchemie Holding
     AG                                                                 56,300         3,846,625
   Cie Financiere Richemont AG
     Series A                                                        1,251,000        32,223,768
   Clariant AG                                                          19,200           265,074
   Converium Holding AG                                                 14,400           733,921
 * Credit Swisse Group                                                 128,200         4,410,505
 * Fischer (Georg) AG, Schaffhausen                                      1,280           279,066
 # Givaudan SA                                                           3,952         2,113,439
 # Helvetia Patria Holding                                              16,301         2,867,348
 # Holcim, Ltd.                                                        199,770        10,396,504
 # Jelmoli Holding AG                                                      500           625,759
 # Luzerner Kantonalbank AG                                             14,627         2,337,061
 # Pargesa Holding SA, Geneve                                            1,935         5,565,147
 # PSP Swiss Property AG                                               109,600         3,822,181
 # Rieters Holdings AG                                                   7,860         1,993,377
   Sig Holding AG                                                       44,130         7,549,197
#* Sika Finanz AG, Baar                                                  3,828         1,924,356
 # St. Galler Kantonalbank                                              14,319         2,879,750
#* Swiss Life AG                                                       124,240        15,660,232
   Swiss Reinsurance Co., Zurich                                        18,800         1,167,036
 * Syngenta AG                                                         152,500        12,097,295
#* Unaxis Holding AG                                                    45,400         5,141,601
#* Valiant Holding AG                                                   39,295         3,270,942
 # Valora Holding AG                                                    12,170         2,881,408

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
                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Zurich Financial SVCS AG                                             67,906   $    10,684,280
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $107,900,215)                                                                148,717,713
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $1,007,353)                                                                 1,035,109
                                                                                 ---------------
TOTAL -- SWITZERLAND
  (Cost $108,907,568)                                                                149,752,822
                                                                                 ---------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Aachener und Muenchener
     Beteiligungs AG                                                    32,773         2,365,409
 # Aareal Bank AG                                                       22,825           773,722
   Allianz AG                                                            5,000           522,715
 * Bankgesellschaft Berlin AG                                          233,550           569,824
   BASF AG                                                             386,050        19,783,712
   Bayer AG                                                            280,139         8,022,055
 * Bayerische Vereinsbank AG                                           485,020         8,193,305
 # BHW Holding AG                                                       34,600           540,214
 # Bilfinger & Berger Bau AG                                            23,702           779,430
   Commerzbank AG                                                      408,050         6,665,331
 # DaimlerChrysler AG                                                  219,282         9,759,496
 # Deutsche Bank AG                                                    359,305        28,283,407
   Deutsche Lufthansa AG                                               319,477         4,587,451
   E.ON AG                                                               7,600           529,503
 * Fraport AG                                                           63,708         1,842,234
 # Fresenius Medical Care AG                                            27,600         2,041,697
#* Heidelberger Druckmaschinen AG                                       38,167         1,209,797
   Heidelberger Zement AG                                               64,373         2,835,953
 # Hochtief AG                                                          56,150         1,232,333
 * Hypo Real Estate Holding AG                                          84,277         2,369,101
 # IVG Immobilien AG                                                    30,276           349,823
 # Karstadt Quelle AG                                                   30,734           634,785
 # Linde AG                                                             77,043         3,989,632
 # MAN AG                                                               88,000         3,250,554
   Merck KGAA                                                           36,000         2,007,356
   MG Technologies AG                                                  135,773         1,766,950
 # Preussag AG                                                         115,227         2,236,610
   Salzgitter AG                                                        13,041           154,880
   SCA Hygiene Products AG                                               3,550         1,300,620
   ThyssenKrupp AG                                                     290,691         4,862,280
 * Vattenfall Europe AG                                                 94,898         2,955,912
   Volkswagen AG                                                       120,547         5,280,608
                                                                                 ---------------
TOTAL -- GERMANY
  (Cost $125,815,346)                                                                131,696,699
                                                                                 ---------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                         126,820           587,802
   AMP Limited                                                       1,026,451         4,079,874
   Ansell, Ltd.                                                        303,463         1,708,852
   APN News & Media, Ltd.                                              486,363         1,418,593
   AWB, Ltd.                                                           345,296         1,207,045
   AXA Asia Pacific Holdings, Ltd.                                   2,837,724         6,872,505
   BHP Steel Ltd.                                                    1,252,100         5,536,152
   Boral, Ltd.                                                         899,150         3,760,136
   Caltex Australia, Ltd.                                              440,369         2,714,191
   Commonwealth Bank of Australia                                       48,696   $     1,140,569
   CSR, Ltd.                                                         1,514,337         2,084,174
   Downer Group, Ltd.                                                  216,113           484,787
   Futuris Corp., Ltd.                                                 456,719           505,165
   Insurance Australiz Group, Ltd.                                   1,428,272         4,641,130
 # Lend Lease Corp., Ltd.                                              568,460         4,073,668
   Lion Nathan, Ltd.                                                   871,345         4,102,395
   Mayne Group, Ltd.                                                 1,280,958         2,736,434
   Mirvac, Ltd.                                                      1,140,163         3,452,949
   Onesteel, Ltd.                                                      436,697           700,279
   Orica, Ltd.                                                         352,900         3,685,332
   Origin Energy, Ltd.                                                 686,245         2,582,446
   Paperlinx, Ltd.                                                     727,704         2,526,782
   Publishing and Broadcasting, Ltd.                                   579,260         5,098,686
 # Quantas Airways, Ltd.                                             3,042,351         7,448,311
   Rinker Group, Ltd.                                                1,155,484         6,177,109
   Santos, Ltd.                                                        953,246         4,610,445
 # Seven Network, Ltd.                                                 383,865         1,396,206
 * Southcorp, Ltd.                                                   1,146,542         2,585,702
 * Stockland Trust Group                                                   735             2,743
   Stockland Trust Group                                                21,349            80,393
   WMC Resources, Ltd.                                               1,760,061         5,798,458
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $64,985,485)                                                                  93,799,313
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $23,400)                                                                       21,915
                                                                                 ---------------
TOTAL -- AUSTRALIA
  (Cost $65,008,885)                                                                  93,821,228
                                                                                 ---------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
   ABN-AMRO Holding NV                                                 676,189        14,402,913
   Aegon NV                                                            822,637         9,934,972
 * Air France                                                           18,150           294,780
   AM NV                                                                61,661           541,577
   Buhrmann NV                                                          94,439           899,882
   DSM NV                                                               78,837         3,893,093
#* Hagemeyer NV                                                        342,825           734,022
 * Hunter Douglas NV                                                    34,696         1,617,050
   ING Groep NV                                                      1,552,333        35,065,385
 * Koninklijke Ahold NV                                                411,500         3,219,002
   Koninklijke KPN NV                                                  278,922         2,028,813
   Koninklijke Nedlloyd NV                                              12,142           370,285
   Koninklijke Philips Electronics NV                                  405,906        11,086,373
   New Skies Satellites NV                                              52,400           424,180
   Nutreco Holding NV                                                   23,646           726,902
   NV Holdingsmij de Telegraaf                                           6,800           150,573
   Oce NV                                                               60,734           903,874
   Vedior NV                                                            46,388           691,658
 * Versatel Telecom International NV                                   323,150           644,450
   VNU NV                                                              168,736         4,968,415
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $60,608,176)                                                                  92,598,199
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                         16,500            20,753
 * AM NV Coupons 06/04/04                                               61,661                 0

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * ING Groep NV Coupons 06/17/05                                     1,552,333   $             0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $21,343)                                                                          20,753
                                                                                 ---------------
TOTAL -- NETHERLANDS
  (Cost $60,629,519)                                                                  92,618,952
                                                                                 ---------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 # Acerinox SA                                                          65,340         3,580,706
 # Arcelor SA                                                           30,000           503,953
   Autopistas Concesionaria Espanola
     SA                                                                905,074        15,258,004
   Banco de Andalucia                                                      900            79,548
   Banco de Sabadell SA                                                154,021         3,170,801
 # Banco Pastor SA                                                      59,400         1,762,479
   Cementos Portland SA                                                 21,016         1,260,678
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                    146,555         1,667,765
   Ebro Puleva SA                                                      116,168         1,416,324
   Endesa SA, Madrid                                                   308,964         5,703,723
 # Gas Natural SA, Buenos Aires                                         21,400           511,286
 # Iberdrola SA                                                        535,000        10,793,336
 # Iberia Lineas Aereas de Espana SA                                   617,500         1,773,522
   Inmobiliaria Colonial SA ICSA                                        41,300         1,001,296
 # Inmobiliaria Urbis SA                                                96,328         1,065,716
 # Metrovacesa SA                                                      109,351         4,190,161
   Repsol SA                                                           496,967        10,514,033
   Sociedad General de Aguas de
     Barcelona SA                                                      107,683         1,793,055
 * Sociedad General de Aguas de
     Barcelona SA                                                          737            12,366
 # Sol Melia SA                                                        142,463         1,226,953
   Union Fenosa SA                                                     230,000         4,906,580
 # Vallehermoso SA                                                      45,000           662,610
                                                                                 ---------------
TOTAL -- SPAIN
  (Cost $44,543,185)                                                                  72,854,895
                                                                                 ---------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#* Alitalia Linee Aeree Italiane SpA
     Series A                                                        6,690,000         1,916,746
 * Banca Antoniana Popolare Veneta
     SpA                                                                83,000         1,655,360
   Banca Monte Dei Paschi di Siena
     SpA                                                             1,623,479         5,035,105
 * Banca Nazionale del Lavoro SpA                                    1,652,352         3,462,165
 # Banca Popolare di Lodi Scarl                                        374,206         3,428,369
 # Banca Popolare di Milano                                            665,400         3,915,990
   Banca Popolare Rights                                                57,990           531,109
 # Benetton Group SpA                                                  181,249         2,052,994
   Buzzi Unicem SpA                                                     67,793           891,483
 # Caltagirone Editore SpA                                             222,304         1,692,017
   Capitalia SpA                                                     2,910,876         8,603,926
   CIR SpA (Cie Industriale Riunite),
     Torino                                                            500,000         1,017,041
 # Compagnia Assicuratrice Unipol SpA                                  452,120         1,764,618
#* E.Biscom SpA                                                         16,000           930,834
#* Edison SpA                                                          899,081         1,557,540
   Erg SpA                                                             295,000         1,855,359
   Ericsson SpA                                                         20,069           796,765
#* Fiat SpA                                                          1,054,970   $     7,472,748
#* IFIL Finanziaria Partecipazioni SpA                               1,368,874         4,849,708
 # Italcementi SpA                                                     444,060         5,556,122
 # Italmobiliare SpA, Milano                                            33,664         1,572,078
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                                5,573            63,806
   Milano Assicurazioni SpA                                            182,000           685,056
 # Pirelli & Co. SpA                                                 1,486,658         1,525,436
 # SAI SpA (Sta Assicuratrice
     Industriale), Torino                                              167,605         3,728,705
   San Paolo-IMI SpA                                                   121,701         1,393,518
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                           8,800           341,886
 # Telecom Italia SpA                                                1,209,533         3,709,241
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $77,211,453)                                                                  72,005,725
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                          51,693            11,459
                                                                                 ---------------
TOTAL -- ITALY
  (Cost $77,211,453)                                                                  72,017,184
                                                                                 ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Ainax AB                                                             40,367         1,133,020
#* Bostads AB Drott                                                     28,050           504,168
   Carbo AB                                                              2,900            71,692
   Castellum AB                                                          4,100            96,709
#* Drott Series AB                                                     131,600         1,840,563
   Gambro AB Series A                                                  451,900         4,076,681
   Gambro AB Series B                                                  129,800         1,153,281
   Holmen AB Series A                                                    6,300           189,771
   Holmen AB Series B                                                  120,100         3,442,765
   NCC AB Series B                                                      59,700           504,412
   Nordic Baltic Holdings AB                                           372,600         2,524,914
   Skandinaviska Enskilda Banken
     Series A                                                          196,000         2,826,139
   Skandinaviska Enskilda Banken
     Series C                                                            9,800           137,446
   SSAB Swedish Steel Series A                                         121,600         2,034,049
   SSAB Swedish Steel Series B                                          37,700           610,193
   Svenska Cellulosa AB Series A                                        19,000           735,884
   Svenska Cellulosa AB Series B                                       194,900         7,552,395
   Svenska Kullagerfabriken AB
     Series A                                                           22,650           819,199
   Svenska Kullagerfabriken AB
     Series B                                                           29,700         1,083,585
 # Telia AB                                                            255,500         1,080,122
   Trelleborg AB Series B                                              103,600         1,877,706
 # Volvo AB Series A                                                   212,100         6,614,231
 # Volvo AB Series B                                                   413,600        13,520,720
   Whilborg Fastigheter AB Class B                                      35,800           466,127
                                                                                 ---------------
 TOTAL -- SWEDEN
   (Cost $42,136,221)                                                                 54,895,772
                                                                                 ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
   Fortum Oyj                                                        1,071,385        12,579,654
   Huhtamaki Van Leer Oyj                                                2,300            30,179

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
                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Kemira Oyj                                                          101,377   $     1,280,469
   Kesko Oyj                                                           157,000         3,090,975
   Metso Oyj                                                           219,166         2,684,084
   M-real Oyj Series B                                                 253,400         2,156,183
   Okobank Class A                                                      65,000           646,379
   Outokumpu Oyj Series A                                              351,300         5,322,314
   Rautaruukki Oyj Series K                                             12,900            96,037
   Stora Enso Oyj Series R                                             595,800         7,722,494
   Upm-Kymmene Oyj                                                      83,100         1,492,540
   Wartsila Corp. Oyj Series B                                          39,600           808,722
                                                                                 ---------------
TOTAL -- FINLAND
  (Cost $24,875,652)                                                                  37,910,030
                                                                                 ---------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
   Cheung Kong Holdings, Ltd.                                          162,000         1,216,764
   China Overseas Land & Investment,
     Ltd.                                                            1,864,000           305,826
   China Travel International Investment,
     Ltd.                                                              680,000           119,479
 # Chinese Estates Holdings, Ltd.                                       44,000            23,378
   Great Eagle Holdings, Ltd.                                           94,000           146,264
 # Hang Lung Development Co., Ltd.                                   1,765,000         2,400,392
   Hang Lung Properties, Ltd.                                          624,500           812,550
   Henderson Land Development Co.,
     Ltd.                                                              123,000           529,967
   Hong Kong and Shanghai Hotels,
     Ltd.                                                              225,500           130,054
   Hopewell Holdings, Ltd.                                             906,000         1,575,933
   Hutchison Whampoa, Ltd.                                             217,000         1,467,269
   Hysan Development Co., Ltd.                                       1,434,699         2,309,173
   I-Cable Communications, Ltd.                                        325,121           124,918
 # Kerry Properties, Ltd.                                            1,610,884         2,606,259
   New Asia Realty & Trust Co., Ltd.                                   140,000            52,872
   New World Development Co., Ltd.                                   1,269,649           984,974
   Shanghai Industrial Holdings Ltd.                                   545,000         1,010,000
 # Shangri-La Asia, Ltd.                                             3,149,482         3,093,937
   Shun Tak Holdings, Ltd.                                             134,000            54,545
 # Sino Land Co., Ltd.                                               6,239,407         3,638,909
   Tsim Sha Tsui Properties, Ltd.                                      472,000           575,844
   Wharf Holdings, Ltd.                                              3,251,214         9,164,226
   Wheelock and Co., Ltd.                                            3,128,000         3,748,765
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $41,233,673)                                                                  36,092,298
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06
     (Cost $0)                                                         136,000                 0
                                                                                 ---------------
TOTAL -- HONG KONG
  (Cost $41,233,673)                                                                  36,092,298
                                                                                 ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allied Irish Banks P.L.C.                                           141,102         1,998,999
   Bank of Ireland P.L.C.                                               99,637         1,179,578
   CRH P.L.C.                                                          279,359         5,933,437
 * Elan Corp. P.L.C.                                                   690,634        16,309,681
   Irish Permanent P.L.C.                                              186,115   $     2,800,171
                                                                                 ---------------
TOTAL -- IRELAND
  (Cost $12,849,099)                                                                  28,221,866
                                                                                 ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Ackermans & Van Haaren SA                                             4,187            99,981
 # Algemene Mij Voor Nijverheidskredit
     Almanij                                                            74,928         4,545,058
 # Banque Nationale de Belgique                                          1,049         3,583,170
   Bekaert SA                                                            2,787           161,051
   Cofinimmo SA                                                          1,108           142,068
#* Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                               88,564         4,140,848
 # Dexia SA                                                             87,003         1,456,158
   D'Ieteren SA                                                            431            85,797
   Groupe Bruxelles Lambert                                             55,500         3,428,987
 * ING Bank Belgium NV                                                     128                 4
   Nationale a Portefeuille                                              4,029           568,411
   Sofina SA                                                            10,500           529,160
 # Suez (ex Suez Lyonnaise des Eaux)                                    95,400         1,850,319
 # Tessenderlo Chemie                                                   31,155         1,090,587
#* Umicore-Strip VVPR                                                    2,009               367
   Union Miniere SA                                                     54,327         3,298,083
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $21,735,276)                                                                  24,980,049
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                           1,108                 0
                                                                                 ---------------
TOTAL -- BELGIUM
  (Cost $21,735,276)                                                                  24,980,049
                                                                                 ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
   Carlsberg A.S. Series B                                              32,525         1,591,566
   Codan A.S.                                                           28,400         1,190,252
   Danisco A.S.                                                         29,530         1,399,523
   Danske Bank A.S.                                                    395,753         8,998,165
 * Jyske Bank A.S.                                                      22,300         1,175,746
   Nordea AB                                                           475,918         3,245,559
   Rockwool, Ltd.                                                        6,850           281,287
   Tele Danmark A.S.                                                    99,350         3,351,691
                                                                                 ---------------
TOTAL -- DENMARK
  (Cost $14,826,540)                                                                  21,233,789
                                                                                 ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   DBS Group Holdings, Ltd.                                            357,000         2,954,705
   Fraser & Neave, Ltd.                                                507,290         4,023,360
   Haw Par Brothers International, Ltd.                                  2,698             7,409
   Keppel Corp., Ltd.                                                  855,000         3,343,117
 # Neptune Orient Lines, Ltd.                                          801,000         1,009,059
   Overseas Chinese Banking Corp.,
     Ltd.                                                               94,000           662,427
   Sembcorp Industries, Ltd.                                           400,000           338,608
   Singapore Airlines, Ltd.                                            617,000         3,810,654
   Singapore Land, Ltd.                                                133,000           301,943
   United Overseas Bank, Ltd.                                           66,000           503,724

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # United Overseas Land, Ltd.                                          259,000   $       344,575
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $13,210,685)                                                                  17,299,581
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
    (Cost $7,704)                                                                          7,821
                                                                                 ---------------
TOTAL -- SINGAPORE
  (Cost $13,218,389)                                                                  17,307,402
                                                                                 ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                    46,100           736,061
   Den Norske Bank ASA Series A                                        606,394         3,847,441
   Norsk Hydro ASA                                                      16,700         1,036,330
   Norske Skogindustrier ASA Series A                                  163,300         2,722,389
 # Storebrand ASA                                                      201,500         1,353,445
 * Yara International ASA                                               16,700           123,919
                                                                                 ---------------
TOTAL -- NORWAY
  (Cost $8,187,301)                                                                    9,819,585
                                                                                 ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                    123,600           860,524
   Alpha Credit Bank                                                    35,040           916,728
   Bank of Greece                                                        8,520           900,526
   Bank of Piraeus S.A.                                                  4,600            53,590
   Commercial Bank of Greece                                            44,760         1,185,010
   EFG Eurobank Ergasias S.A.                                           60,097         1,337,660
   Hellenic Petroleum S.A.                                             159,140         1,216,321
   Hellenic Tellecommunication
     Organization Co. S.A.                                             140,460         1,845,612
   Intracom S.A.                                                        92,390           464,799
   National Bank of Greece                                              15,520           467,402
                                                                                 ---------------
TOTAL -- GREECE
  (Cost $7,870,638)                                                                    9,248,172
                                                                                 ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                        195,400           452,850
   BPI SGPS SA                                                         202,800           739,958
   Cimpor Cimentos de Portugal SA                                      503,265         2,640,397
   Portucel-Empresa Produtora de
     Pasta de Papel SA                                               1,442,478         2,429,895
                                                                                 ---------------
TOTAL -- PORTUGAL
  (Cost $5,351,923)                                                                    6,263,100
                                                                                 ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                    6,402           488,199
   OMV AG                                                                5,913         1,036,949
   Voestalpine AG                                                       62,211         2,775,952
   Wienerberger AG                                                      16,123           546,392
                                                                                 ---------------
TOTAL -- AUSTRIA
  (Cost $3,477,881)                                                                    4,847,492
                                                                                 ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                 99,828   $       421,080
   Carter Holt Harvey, Ltd.                                          2,429,700         2,991,974
   Fletcher Building, Ltd.                                             171,130           474,829
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $3,707,347)                                                                    3,887,883
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $6,846)                                                                         6,639
                                                                                 ---------------
TOTAL -- NEW ZEALAND
  (Cost $3,714,193)                                                                    3,894,522
                                                                                 ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                  691,000                 0
                                                                                 ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $881,605)                                                                     886,023
                                                                                 ---------------

                                                                   FACE
                                                                   AMOUNT
                                                                   ------
                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (19.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $31,615,000 FMC
   Discount Notes 1.13%, 08/12/04,
   valued at $31,535,963) to be
   repurchased at $31,071,072
   (Cost $31,068,000)                                          $        31,068        31,068,000
 Repurchase Agreement, Deutsche
   Bank Securities 1.00%, 06/01/04
   (Collateralized by $534,822,356 U.S.
   Treasury Obligations rates ranging from
   7.50% to 8.75%, maturities ranging
   from 11/15/16 to 08/15/20, valued at $660,863,438)
   to be repurchased at $442,051,058
   (Cost $442,001,947)^                                                442,002       442,001,947
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $473,069,947)                                                                473,069,947
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                        $ 2,449,898,522
                                                                                 ===============

----------
  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
JAPAN -- (78.8%)
COMMON STOCKS -- (78.1%)
 * A&A Material Corp.                                                  123,000   $       112,368
   ABILIT Corp.                                                         22,000           112,214
   Achilles Corp.                                                      549,000           988,770
   Aderans Co., Ltd.                                                     2,850            59,451
   Advan Co., Ltd.                                                      36,000           355,571
   ADVANEX, Inc.                                                        78,000           409,821
 * Aeon Fantasy Co., Ltd.                                                4,000            85,691
   Ahresty Corp.                                                        28,300           228,737
   Aichi Bank, Ltd.                                                     13,200           831,880
 # Aichi Corp.                                                         119,900           575,338
 * Aichi Machine Industry Co., Ltd.                                    153,000           464,198
   Aichi Tokei Denki Co., Ltd.                                          67,000           193,558
   Aida Engineering, Ltd.                                              113,000           506,131
   Aigan Co., Ltd.                                                      33,500           213,495
   Aiphone Co., Ltd.                                                    32,000           550,628
   Airport Facilities Co., Ltd.                                         79,970           360,288
 # Airtech Japan, Ltd.                                                  12,100            98,440
   Aisan Industry Co., Ltd.                                             80,500           721,947
 * Akai Electric Co., Ltd.                                             363,000             3,284
   Akebono Brake Industry Co., Ltd.                                    141,000           582,382
   Akita Bank, Ltd.                                                     42,000           165,275
   Allied Material Corp.                                                37,700           555,224
 # Allied Telesis KK                                                    10,300           381,881
   Aloka Co., Ltd.                                                      43,000           341,677
 # Alpha Systems Inc.                                                   19,600           293,947
   Alpine Electronics, Inc.                                              9,100           116,586
   Alps Logistics Co., Ltd.                                             21,000           410,383
   Altech Co., Ltd.                                                     14,000            64,276
   Amano Corp.                                                         154,000         1,238,561
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                               42,000           442,441
   Ando Corp.                                                          120,000           233,353
   Anest Iwata Corp.                                                    74,000           166,277
   Anrakutei Co., Ltd.                                                  24,000           160,774
 * AOC Holdings, Inc.                                                  111,100           667,372
   Aoi Advertising Promotion, Inc.                                      21,000           138,867
   AOI Electronics Co., Ltd.                                            14,500           275,068
   Aoki International Co., Ltd.                                         78,100         1,033,171
   Aomori Bank, Ltd.                                                    50,000           194,199
 * Apic Yamada Corp.                                                    20,000            74,257
 * Arai-Gumi, Ltd.                                                      34,450            69,542
   Arakawa Chemical Industries, Ltd.                                    23,800           310,486
   Araya Industrial Co., Ltd.                                           84,000           126,928
 * Argo 21 Corp.                                                        13,200            87,525
   Ariake Japan Co., Ltd.                                                5,300           144,381
   Aronkasei Co., Ltd.                                                  53,000           199,307
   As One Corp.                                                         22,500           582,351
 # Asahi Denka Kogyo KK                                                169,000         1,416,641
   Asahi Diamond Industrial Co., Ltd.                                  112,000           626,104
   Asahi Kogyosha Co., Ltd.                                             48,000           137,206
 # Asahi Organic Chemicals Industry Co.,
     Ltd.                                                              157,000           440,981
   Asahi Pretec Corp.                                                   30,800           414,811
*# Asahi Soft Drinks Co., Ltd.                                          81,500           638,128
*# Asahi Tec Corp.                                                      86,000   $       138,694
*# Asahi Techno Glass Corp.                                             95,000           660,540
   Asanuma Corp.                                                       123,000           203,777
 # Ashimori Industry Co., Ltd.                                          84,000           167,000
   Asia Air Survey Co., Ltd.                                             6,000            16,297
   Asia Securities Printing Co., Ltd.                                   29,000           258,868
   Asics Corp.                                                         333,000           910,065
   Asunaro Construction., Ltd.                                          29,000           184,452
   Ataka Constuction & Engineering Co.,
     Ltd.                                                               38,000           130,920
 # Atom Corp.                                                           16,600           193,892
 # Atsugi Co., Ltd.                                                    322,000           352,614
   Aucnet, Inc.                                                         15,000           217,046
   Avex Inc.                                                            14,600           235,401
 * Azel Corp., Tokyo                                                    89,000            94,936
   Bando Chemical Industries, Ltd.                                     213,000           672,392
   Bank of Okinawa, Ltd.                                                33,900           732,088
   Bank of Saga, Ltd.                                                   44,000           160,970
   Bank of the Ryukyus, Ltd.                                            45,880           743,358
 * Banpresto Co., Ltd.                                                   6,800            88,405
 # Best Denki Co., Ltd.                                                214,000           963,756
 # BSL Corp.                                                           210,950           305,662
   Bull Dog Sauce Co., Ltd.                                             26,000           279,978
   Bunka Shutter Co., Ltd.                                             134,000           645,951
   Cabin Co., Ltd.                                                      67,000           171,650
 # CAC Corp.                                                            31,100           212,737
 # Calpis Co., Ltd.                                                    125,000           897,301
   Canon Electronics, Inc.                                              43,000           916,618
   Canon Finetech, Inc.                                                 67,070         1,009,111
   Capcom Co., Ltd.                                                     31,200           319,599
 * Catena Corp.                                                         46,000           122,424
 * Cats, Inc.                                                           15,400               418
 # Cecile Co., Ltd.                                                     64,100           581,358
   Central Finance Co., Ltd.                                           180,000           644,733
   Central Security Patrols Co., Ltd.                                   31,400           255,762
 # CFS Corp.                                                            47,500           319,755
 * Chiba Kogyo Bank, Ltd.                                               80,600           577,582
 # Chino Corp.                                                          70,000           218,843
   Chiyoda Co., Ltd.                                                    64,400         1,000,584
   Chofu Seisakusho Co., Ltd.                                           54,500         1,000,990
 * Chori Co., Ltd.                                                     256,000           328,875
   Chuetsu Pulp and Paper Co., Ltd.                                    176,000           449,423
 * Chugai Mining Co., Ltd.                                             188,600           136,151
 # Chugai Ro Co., Ltd.                                                 139,000           332,122
 # Chugoku Marine Paints, Ltd.                                         111,000           574,660
 # Chugokukogyo Co., Ltd.                                               45,000           148,278
   Chukyo Bank, Ltd.                                                    44,000           160,784
   Chuo Denki Kogyo co., Ltd.                                           19,000            96,418
   Chuo Gyorui Co., Ltd.                                                61,000           103,699
   Chuo Spring Co., Ltd., Nagoya                                        91,000           346,403
   CKD Corp.                                                           113,000           796,516
*# Clarion Co., Ltd.                                                   587,000           950,042
   Cleanup Corp.                                                        71,000           763,556
 # CMK Corp.                                                            62,000           857,462
   Coca Cola Central Japan Co., Ltd.                                       139           985,011
 # Colowide Co., Ltd.                                                   29,000           277,378

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Columbia Music Entertainment, Inc.                                  212,000   $       207,213
   Commuture Corp.                                                      71,202           523,365
   Computer Engineering & Consulting,
     Ltd.                                                               29,800           351,029
 * Co-Op Chemical Co., Ltd.                                             80,000            80,248
 * Core Corp.                                                            5,000           113,280
 # Corona Corp.                                                         44,300           629,054
 # Cosel Co., Ltd.                                                      33,400         1,008,969
   Create Medic Co., Ltd.                                                7,000            56,926
   Credia Co., Ltd.                                                     14,000           204,925
   Cresco, Ltd.                                                         11,600           113,161
   CTI Engineering Co., Ltd.                                            19,000           105,623
*# Culture Convenience Club Co., Ltd.                                   29,600           315,673
 * D&M Holdings, Inc.                                                  134,000           387,625
 # Dai Nippon Toryo, Ltd.                                              193,000           274,095
   Daibiru Corp.                                                        47,000           286,416
   Dai-Dan Co., Ltd.                                                    65,000           303,053
   Daido Kogyo Co., Ltd.                                                60,000           108,185
   Daidoh, Ltd.                                                         54,000           439,405
   Daifuku Co., Ltd.                                                   176,000           810,974
   Daihen Corp.                                                        215,000           451,076
 # Daiho Corp.                                                          96,000           210,869
   Dai-Ichi Jitsugyo Co., Ltd.                                          80,000           219,129
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                     47,000           127,859
 # Daiken Corp.                                                        208,000           950,956
   Daiki Co., Ltd.                                                      41,300           419,573
   Daiko Clearing Services Corp.                                        25,000           136,191
 * Daikoku Denki Co., Ltd.                                               7,000           129,169
*# Daikyo, Inc.                                                        444,000           988,493
   Daimei Telecom Engineering Corp.                                     65,000           375,924
   Dainichi Co., Ltd.                                                   27,200           120,085
 # Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                           163,000           780,374
 # Dainippon Shigyo Co., Ltd.                                           25,000           119,859
   Daisan Bank, Ltd.                                                    50,000           189,752
 # Daiseki Co., Ltd.                                                    35,400           589,076
 # Daiso Co., Ltd.                                                     112,000           297,842
 * Daisue Construction Co., Ltd.                                       151,500           172,603
   Daisyo Corp.                                                         32,000           337,553
   Daito Seiki Co., Ltd.                                                18,000            50,556
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                   42,000            41,668
   Daiwa Industries, Ltd.                                               82,000           256,009
   Daiwa Kosho Lease Co., Ltd.                                         225,000         1,097,305
*# Daiwa Seiko, Inc.                                                   145,000           152,419
   Daiwabo Co., Ltd.                                                   217,000           265,350
   Daiwabo Information System Co., Ltd.                                 22,000           254,884
   Danto Corp.                                                          42,000           164,222
   DC Co., Ltd.                                                         33,000            68,543
   Denki Kogyo Co., Ltd.                                               111,000           417,249
 # Denny's Japan Co., Ltd.                                              51,000           962,104
   Densei-Lambda KK                                                     34,584           294,844
 # Denyo Co., Ltd.                                                      38,000           224,640
*# Descente, Ltd.                                                      119,000           346,499
 * Dia Kensetsu Co., Ltd.                                              141,200           185,913
   Diamond Computer Service Co., Ltd.                                   37,700           348,350
 * Dijet Industrial Co., Ltd.                                           34,000            55,130
   Doshisha Co., Ltd.                                                   15,000           524,298
 # Doutor Coffee Co., Ltd.                                              34,200           587,348
   DTS Corp.                                                            21,200           446,500
 * Dydo Drinco Inc.                                                      9,100           269,900
*# Dynic Corp.                                                          52,000   $       140,592
 # Eagle Industry Co., Ltd.                                             78,000           397,190
 * Econach Co., Ltd.                                                    26,000            12,471
 * Eco-Tech Construction Co., Ltd.                                     241,000             2,180
   Edion Corp.                                                         112,316         1,212,015
   Ehime Bank, Ltd.                                                    232,000           806,804
 # Eiken Chemical Co., Ltd.                                             54,000           487,509
   Eikoh, Inc.                                                           8,000            53,333
 * Eizo Nanao Corp.                                                      9,200           260,281
   Elna Co., Ltd.                                                       22,000            54,036
   Enplas Corp.                                                         29,800           979,701
*# Enshu, Ltd.                                                          69,000           111,142
   Ensuiko Sugar Refining Co., Ltd.                                     51,000            95,323
   Exedy Corp.                                                          71,000         1,092,374
 * F.D.C. Products, Inc.                                                 7,200            80,936
 * Fancl Corp.                                                           5,900           194,970
*# FDK Corp.                                                           178,000           434,395
   Fine Sinter Co., Ltd.                                                31,000            94,966
 * First Baking Co., Ltd.                                               67,000           110,338
   Foster Electric Co., Ltd.                                            32,000           232,826
   FP Corp.                                                             38,800           780,034
 # France Bed Holdings Co., Ltd.                                       193,000           784,049
*# Fudo Construction Co., Ltd.                                          40,200           199,827
 * Fuji Co.,Ltd.                                                         6,900           129,651
 * Fuji Corp, Ltd.                                                       3,000            24,946
   Fuji Kiko Co., Ltd.                                                  71,000           202,392
*# Fuji Kosan Co., Ltd.                                                130,000           139,905
   Fuji Kyuko Co., Ltd.                                                170,000           602,860
*# Fuji Spinning Co., Ltd., Tokyo                                      163,000           199,044
   Fujicco Co., Ltd.                                                    46,000           536,857
 * Fujii & Co., Ltd.                                                    44,000               398
 * Fujiko Co., Ltd.                                                     55,000               995
   Fujikura Kasei Co., Ltd.                                             43,000           315,407
   Fujikura Rubber, Ltd.                                                34,000           179,851
 # Fujirebio, Inc.                                                      75,000           985,307
 * Fujita Corp.                                                         96,000           109,322
 # Fujita Kanko, Inc.                                                  194,000           754,015
   Fujitec Co., Ltd.                                                   145,000           700,453
 * Fujitsu Access, Ltd.                                                 36,000           201,604
   Fujitsu Business Systems, Ltd.                                       45,300           605,039
   Fujitsu Devices, Inc.                                                38,000           471,329
   Fujitsu Fronttec, Ltd.                                               41,500           422,222
*# Fujitsu General, Ltd.                                               161,000           624,018
*# Fujiya Co., Ltd.                                                    190,000           281,470
   Fukuda Corp.                                                         65,000           287,509
   Fukushima Bank, Ltd.                                                271,000           473,395
 * Fukusima Industries Corp.                                            10,500           134,050
 * Fukusuke Corp.                                                       95,000               860
   Fumakilla, Ltd.                                                      24,000            37,618
 * Furukawa Battery Co., Ltd.                                           45,000            79,853
*# Furukawa Co., Ltd.                                                  643,000           666,862
   Fuso Lexel Inc.                                                      17,000           135,239
   Fuso Pharmaceutical Industries, Ltd.                                157,000           497,721
 * Ga-jo-en Kanko KK                                                    37,000                 0
   Gakken Co., Ltd.                                                    168,000           281,096
 * Generas Corp.                                                        64,000               579
 # Genki Sushi Co., Ltd.                                                17,200           221,106
   Geostar Corp.                                                        10,000            35,300
   Global-Dining, Inc.                                                   6,200            40,511
 # Godo Steel, Ltd.                                                    242,000           748,957
 * Goldwin, Inc.                                                        76,000           120,517

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Gourmet Kineya Co., Ltd.                                             31,000   $       255,165
 * Graphtec Corp.                                                       39,000            62,610
   Gro-BeLS Co., Ltd.                                                   84,000           114,266
 * GSI Creoss Corp.                                                     90,000           173,995
   Gun-Ei Chemical Industry Co., Ltd.                                  127,000           359,915
   Hagoromo Foods Corp.                                                 29,000           288,231
   Hakuto Co., Ltd.                                                     36,400           461,429
   Hakuyosha Co., Ltd.                                                  57,000           164,958
   Haltec Corp.                                                         32,000            50,528
 * Hamai Co., Ltd.                                                      22,000            27,772
   Hanshin Sogo Bank, Ltd.                                              78,000           166,075
   Hanwa Co., Ltd.                                                     405,000         1,283,436
   Happinet Corp.                                                       15,000           173,684
   Harashin Co., Ltd.                                                   24,300           189,893
   Harima Chemicals, Inc.                                               37,000           252,287
   Haruyama Trading Co., Ltd.                                           21,600           262,268
*# Hayashikane Sangyo Co., Ltd.                                        128,000           147,309
 * Hazama Corp.                                                         36,500            96,101
   Heiwado Co., Ltd.                                                    15,000           192,811
   Hibiya Engineering, Ltd.                                             63,000           484,267
   Higashi-Nippon Bank, Ltd.                                           288,000           765,937
   Hisaka Works, Ltd.                                                   41,000           297,472
   Hitachi Business Solution Co., Ltd.                                  22,700           163,583
   Hitachi Kiden Kogyo, Ltd.                                            20,000            78,044
   Hitachi Koki Co., Ltd.                                              153,000           855,084
   Hitachi Kokusai Electric, Inc.                                       76,000           526,889
   Hitachi Medical Corp.                                                59,000           751,139
   Hitachi Metals Techno, Ltd.                                          12,000            30,967
 * Hitachi Mobile Co., Ltd.                                             12,000            85,627
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                            177,000           683,203
   Hitachi Powdered Metal Co., Ltd.                                     46,000           288,937
   Hitachi Tool Engineering, Ltd.                                       39,000           287,576
 # Hochiki Corp.                                                        42,000           193,653
*# Hodogaya Chemical Co., Ltd.                                         100,000           329,697
 * Hohsui Corp.                                                         56,000            63,736
   Hokkai Can Co., Ltd., Tokyo                                         106,000           251,323
*# Hokkaido Bank, Ltd.                                                 580,000           984,633
   Hokkaido Coca Cola Bottling Co., Ltd.                                64,000           381,738
   Hokkaido Gas Co., Ltd.                                               87,000           211,106
   Hokko Chemical Industry Co., Ltd.                                    41,000           135,916
   Hokuetsu Bank, Ltd.                                                 350,000           721,515
   Hokuriku Electric Industry Co., Ltd.                                112,000           200,711
   Hokuriku Electrical Construction Co.,
     Ltd.                                                               36,000            98,320
   Hokuriku Gas Co., Ltd.                                               64,000           180,039
 * Hokushin Co., Ltd.                                                   39,900            60,579
 # Hokuto Corp.                                                         51,700           796,917
   Homac Corp.                                                          66,500           597,913
   Honshu Chemical Industry Co., Ltd.                                    7,000            38,719
 # Horiba, Ltd.                                                         54,000           755,614
   Horipro, Inc.                                                        23,400           184,452
*# Hosokawa Micron Corp.                                                40,000           189,641
*# Howa Machinery, Ltd.                                                181,000           198,251
*# Ichida and Co., Ltd.                                                 23,400            41,823
   Ichikawa Co., Ltd.                                                   49,000           147,498
   Ichiken Co., Ltd.                                                    48,000            57,703
   Ichikoh Industries, Ltd.                                            141,000           338,362
   Ichiyoshi Securities Co., Ltd.                                       87,000           620,530
 # Icom, Inc.                                                           23,600           562,646
   Idec Izumi Corp.                                                     54,500           500,919
   Ihara Chemical Industry Co., Ltd.                                    80,000   $       179,688
 # Iino Kaiun Kaisha, Ltd.                                             161,000           670,569
*# Ikegami Tsushinki Co., Ltd.                                         102,000           198,983
   i-Logistics Corp.                                                    35,000            56,959
 * Imasen Electric Industrial Co., Ltd.                                 15,800           114,371
   Impact 21 Co., Ltd.                                                  30,600           717,490
 * Impress Corp.                                                           178           209,002
   Inaba Denki Sangyo Co., Ltd.                                         40,500           823,449
 # Inaba Seisa Kusho Co., Ltd.                                          28,400           439,330
   Inabata and Co., Ltd., Osaka                                         95,000           676,033
   Inageya Co., Ltd.                                                    83,000           760,182
   Ines Corp.                                                           80,400           790,994
   I-Net Corp.                                                          12,000            44,213
 # Information Services
     International-Dentsu, Ltd.                                         51,800           669,069
   Intec, Inc.                                                          65,000           424,553
#  Inui Steamship Co., Ltd.                                             31,000           102,802
   ISE Chemicals Corp.                                                  38,000           130,391
#  Iseki & Co., Ltd.                                                   348,000           864,470
   Ishihara Sangyo Kaisha, Ltd.                                        133,000           260,764
   Ishii Hyoki Co., Ltd.                                                 8,600            92,904
*# Ishii Iron Works Co., Ltd.                                           52,000            66,494
*# Ishikawa Seisakusho, Ltd.                                            75,000            93,520
   Ishikawajima Construction Materials
     Co., Ltd.                                                          18,000            48,056
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                               16,000            40,623
   Ishizuka Glass Co., Ltd.                                             49,000           100,512
   Itochu Enex Co., Ltd.                                               149,300           757,807
   Itochu Shokuh Co., Ltd.                                              20,700           759,029
   Itoki Crebio Corp.                                                   56,000           147,977
   Iwaki & Co., Ltd.                                                    38,000            96,233
 # Iwasaki Electric Co., Ltd.                                          110,000           389,506
   Iwatani International Corp.                                         389,000           879,705
 * Iwatsu Electric Co., Ltd.                                           145,000           312,103
 * Izuhakone Railway Co., Ltd.                                             300            36,643
*# Izukyu Corp.                                                         11,700            84,657
   Izumiya Co., Ltd.                                                   135,000           871,311
*# Izutsuya Co., Ltd.                                                  123,000           238,055
 # Jac Holdings Co., Ltd.                                               11,000            44,169
   Jaccs Co., Ltd.                                                     207,000         1,204,962
 * Jalux, Inc.                                                           9,700           170,985
   Jamco Corp.                                                          18,000            71,878
*# Janome Sewing Machine Co., Ltd.                                     224,000           328,562
   Japan Business Computer Co., Ltd.                                    34,000           214,964
 # Japan Carlit Co., Ltd.                                               28,000           183,761
 # Japan Cash Machine Co., Ltd.                                         29,810           823,382
   Japan Digital Laboratory Co., Ltd.                                   53,900           583,792
   Japan Foundation Engineering Co.,
     Ltd.                                                               49,200           223,870
   Japan Information Processing
     Service Co., Ltd.                                                  31,800           229,277
   Japan Kenzai Co., Ltd.                                               30,400           247,349
   Japan Maintenance Co., Ltd.                                          27,000           215,447
   Japan Medical Dynamic Marketing
     Inc.                                                               26,100           304,476
   Japan Oil Transportation Co., Ltd.                                   45,000           100,000
 # Japan Pulp and Paper Co., Ltd.                                      229,000           746,172
 * Japan Radio Co., Ltd.                                                38,000           163,509
   Japan Servo Co., Ltd.                                                51,000           136,344
   Japan Steel Tower Co., Ltd.                                          19,000            36,124

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Japan Steel Works, Ltd.                                             590,000   $       843,246
 # Japan Storage Battery Co., Ltd.                                     529,000         1,186,989
 # Japan Transcity Corp.                                                94,000           233,432
   Japan Vilene Co., Ltd.                                              101,000           325,528
   Japan Wool Textile Co., Ltd.                                        138,000           685,988
   Jastec Co., Ltd.                                                     11,600           188,047
   Jeans Mate Corp.                                                     12,740           149,719
 # Jeol, Ltd.                                                          119,000           768,302
*# Jidosha Denki Kogyo Co., Ltd.                                        34,000            57,826
   JMS Co., Ltd.                                                        49,000           147,373
   Joban Kosan Co., Ltd.                                               101,000           154,459
   J-Oil Mills, Inc.                                                   274,000           788,809
   Joint Corp.                                                          24,900           430,672
 # Joshin Denki Co., Ltd.                                               98,000           352,894
   Jsp Corp.                                                            42,300           451,784
   Juel Verite Ohkubo Co., Ltd.                                         24,000            62,245
*# Jujiya Co., Ltd.                                                    321,000           301,591
*# Juki Corp.                                                          153,000           535,541
 * Jyomo Co., Ltd.                                                      48,000           100,311
 # K.R.S. Corp.                                                         17,000           312,052
   Kabuki-Za Co., Ltd.                                                  15,000           556,310
   Kadokawa Holdings, Inc.                                              27,000           862,436
 # Kaga Electronics Co., Ltd.                                           38,400           699,769
   Kagawa Bank, Ltd.                                                   126,350           656,099
 # Kagome Co., Ltd.                                                     41,600           381,756
   Kahma Co., Ltd.                                                      51,400           626,962
 # Kaken Pharmaceutical Co., Ltd.                                      146,000           794,601
 * Kakuei (L.) Corp.                                                   100,000               905
*# Kamagai Gumi Co., Ltd.                                               87,800           206,055
   Kameda Seika Co., Ltd.                                               33,000           230,035
   Kamei Corp.                                                          59,000           370,959
   Kanaden Corp.                                                        55,000           270,107
   Kanagawa Chuo Kotsu Co., Ltd.                                       100,000           584,161
   Kanamoto Co., Ltd.                                                   43,000           214,047
*# Kanebo, Ltd.                                                        723,000           581,724
*# Kanematsu Corp.                                                     534,500           846,434
   Kanematsu Electronics, Ltd.                                          45,500           519,270
 * Kanematsu-NNK Corp.                                                  60,000           142,761
   Kanto Auto Works, Ltd., Yokosuka                                     78,000           767,789
 # Kanto Denka Kogyo Co., Ltd.                                          83,000           402,113
   Kanto Natural Gas Development Co.,
     Ltd.                                                              104,000           582,724
 # Kanto Tsukuba Bank, Ltd.                                             45,500           355,602
   Kasai Kogyo Co., Ltd.                                                59,000           160,352
   Kasei (C.I.) Co., Ltd.                                               46,000           153,073
 # Kasumi Co., Ltd.                                                    132,000           770,311
   Katakura Chikkarin Co., Ltd.                                         17,000            51,668
   Katakura Industries Co., Ltd.                                        55,000           557,222
   Kato Sangyo Co., Ltd.                                                60,300           790,104
 # Kato Works Co., Ltd.                                                 82,000           167,582
   Katsumura Construction Co., Ltd.                                     48,600            50,523
   Kawada Industries, Inc.                                              76,000           194,284
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            99,000           137,041
 * Kawasaki Kasei Chemicals, Ltd.                                       36,000            35,556
   Kawashima Textile Manufacturers,
     Ltd.                                                              126,000           160,902
 * Kawasho Corp.                                                       549,000         1,358,075
   Kawasho Gecoss Corp.                                                 57,900           229,823
   Kawasumi Laboratories, Inc.                                          26,000           175,210
   Kawatetsu Systems, Inc.                                                 112           156,311
   Kayaba Industry Co., Ltd.                                            40,000   $       136,781
 * Keihanshin Real Estate Co., Ltd.                                     25,000           114,767
 # Keihin Co., Ltd.                                                    100,000           172,870
   Keiiyu Co., Ltd.                                                     15,000           147,949
   Keiyo Co., Ltd.                                                     139,900           664,860
 # Kentucky Fried Chicken Japan, Ltd.                                   55,000         1,072,451
*# Kenwood Corp.                                                       382,000           943,261
 # Key Coffee, Inc.                                                     33,000           440,938
 # Kibun Food Chemifa Co., Ltd.                                         42,000           760,650
 * Kimmon Manufacturing Co., Ltd.                                       41,000            48,965
 * Kimura Chemical Plants Co., Ltd.                                     27,000            39,325
   Kinki Coca-Cola Bottling Co., Ltd.                                   97,000           844,952
*# Kinki Nippon Tourist Co., Ltd.                                      133,000           371,726
 # Kinki Sharyo Co., Ltd., Nagaokakyo                                  101,000           261,205
 * Kinsho Corp.                                                         21,000            60,914
 # Kinugawa Rubber Industrial Co., Ltd.                                107,000           236,554
   Kioritz Corp.                                                        96,000           217,386
 # Kishu Paper Co., Ltd.                                               125,000           204,561
   Kisoji Co., Ltd.                                                     34,400           462,341
 # Kitagawa Iron Works Co., Ltd.                                       124,000           211,328
   Kita-Nippon Bank, Ltd.                                               13,006           610,281
   Kitano Construction Corp.                                           124,000           227,816
   Kitazawa Sangyo Co., Ltd.                                            17,500            39,409
 # Kitz Corp.                                                          234,000           890,517
   Koa Corp.                                                            67,300           591,787
   Koatsu Gas Kogyo Co., Ltd.                                           78,000           250,970
   Kobayashi Yoko Co., Ltd.                                             16,900           324,880
   Kodensha Co., Ltd.                                                   14,000            39,268
   Koekisha Co., Ltd.                                                    9,600           218,290
 # Kohnan Shoji Co., Ltd.                                               29,500           564,588
   Kohsoku Corp.                                                        24,000           232,330
   Koike Sanso Kogyo Co., Ltd.                                          71,000           126,392
   Koito Industries, Ltd.                                               66,000           277,472
 # Kojima Co., Ltd.                                                     61,800           732,677
 * Kokune Corp.                                                         42,000               380
 * Kokusai Kogyo Co., Ltd.                                              60,000           188,194
   Komai Tekko, Inc.                                                    53,000           122,227
 # Komatsu Electronics Metals Co., Ltd.                                 46,800           579,024
   Komatsu Seiren Co., Ltd.                                             53,000           208,740
   Komatsu Wall Industry Co., Ltd.                                      17,300           289,779
   Konaka Co., Ltd.                                                     29,700           408,203
 # Konami Sports Corp.                                                  43,800           762,592
   Kondotec, Inc.                                                       12,500            65,324
   Konishi Co., Ltd.                                                    28,000           236,010
   Kosaido Co., Ltd.                                                    34,000           294,934
 # Kosei Securities Co., Ltd.                                          137,000           308,983
*# Kubotek Corp.                                                           147           244,055
   Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                             108,000           260,020
   Kurabo Industries, Ltd.                                             372,000           632,944
   Kureha Chemical Industry Co., Ltd.                                   36,000           144,153
 # Kurimoto, Ltd.                                                      202,000           403,048
 # Kuroda Electric Co., Ltd.                                            31,200         1,322,088
   Kurosaki Harima Corp.                                               125,000           209,259
   Kyoden Co., Ltd.                                                     79,000           628,726
   Kyodo Printing Co., Ltd.                                            152,000           531,461
 # Kyodo Shiryo Co., Ltd.                                              145,000           166,603
   Kyoei Sangyo Co., Ltd.                                               44,000           150,438
 # Kyoei Tanker Co., Ltd.                                               53,000           116,210
   Kyokuto Boeki Kaisha, Ltd.                                           36,000            92,644
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                     44,800           523,585

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Kyokuyo Co., Ltd.                                                   167,000   $       270,807
 # Kyoritsu Maintenance Co., Ltd.                                       15,400           323,685
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                               97,000           325,983
   Kyoto Kimono Yuzen Co., Ltd.                                            128           285,941
   Kyowa Electronic Instruments Co.,
     Ltd.                                                               30,000            86,679
   Kyowa Exeo Corp.                                                     22,000           144,411
   Kyowa Leather Cloth Co., Ltd.                                        32,000           196,984
   Kyudenko Corp.                                                      140,000           645,788
   Kyushu-Shinwa Holdings, Inc.                                        487,000         1,032,380
 # Laox Co., Ltd.                                                       54,000           131,946
   Life Corp.                                                           25,400           267,218
 * Link Consulting Associates - Japan
     Corp.                                                               8,600            72,708
 * Lonseal Corp.                                                        69,000            56,213
 * Look, Inc.                                                           50,000           207,617
   Macnica, Inc.                                                        28,400           795,318
   Maeda Corp.                                                          38,000           162,119
   Maeda Road Construction Co., Ltd.                                   155,000         1,073,668
   Maezawa Industries, Inc.                                             27,700           138,077
   Maezawa Kaisei Industries Co., Ltd.                                  20,600           331,461
   Maezawa Kyuso Industries Co., Ltd.                                   25,400           248,181
 * Magara Construction Co., Ltd.                                        61,000            60,512
 # Makino Milling Machine Co., Ltd.                                    141,000           872,537
 * Mamiya-Op Co., Ltd.                                                  58,000            82,435
   Marche Corp.                                                         10,700           103,880
 # Mars Engineering Corp.                                               22,200         1,311,312
   Marubeni Construction Material Lease
     Co., Ltd.                                                          54,000            90,519
   Marubun Corp.                                                        44,600           338,758
   Marudai Food Co., Ltd.                                              189,000           350,662
 * Maruei Department Store Co., Ltd.                                    72,000           158,506
 # Maruetsu, Inc.                                                       27,000           148,610
   Maruha Group, Inc.                                                  477,000           794,101
*# Maruishi Cycle Industries, Ltd.                                     214,000            34,856
   Marusan Securities Co., Ltd.                                        106,000           631,593
   Maruwa Co., Ltd.                                                     17,500           291,098
   Maruwn Corp.                                                         44,000           117,182
   Maruya Co., Ltd.                                                     14,000           101,231
   Maruyama Manufacturing Co., Inc.                                     73,000           106,885
*# Maruzen Co., Ltd.                                                   179,000           370,718
   Maruzen Co., Ltd. - General
     Commercial Kitchen Appliances &
     Equipment                                                          30,000           173,741
   Maruzen Showa Unyu Co., Ltd.                                        156,000           448,427
   Maspro Denkoh Corp.                                                  32,300           336,264
   Matsuda Sangyo Co., Ltd.                                             34,500           282,370
   Matsui Construction Co., Ltd.                                        40,000           125,124
 * Matsuo Bridge Co., Ltd.                                              37,000            90,482
 # Matsuya Co., Ltd.                                                    84,000           344,168
 # Matsuya Foods Co., Ltd.                                              30,300           651,460
   Matsuzakaya Co., Ltd.                                               189,077           823,964
   Max Co., Ltd.                                                        84,000           923,345
 * Maxvalu Tohok Co., Ltd.                                              12,900           108,568
 # Megachips Corp.                                                      39,100           371,112
 # Meidensha Corp.                                                     378,050           777,496
*# Meiji Machine Co., Ltd.                                              90,000            86,190
   Meiji Shipping Co., Ltd.                                             47,000           160,448
   Meisei Industrial Co., Ltd.                                          29,000           105,051
   Meito Sangyo Co., Ltd.                                               41,700           678,806
   Meito Transportation Co., Ltd.                                       22,000   $       171,752
 # Meiwa Estate Co., Ltd.                                               34,000           360,081
   Meiwa Industry Co., Ltd.                                             15,000            43,356
 * Meiwa Trading Co., Ltd.                                              55,000           118,536
   Melco Holdings, Inc.                                                  9,000           228,003
   Mercian Corp.                                                       212,000           518,609
   Mikuni Coca-Cola Bottling Co., Ltd.                                  76,000           666,588
 # Milbon Co., Ltd.                                                     14,900           391,741
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                               33,200           494,924
   Ministop Co., Ltd.                                                   45,500           744,606
   Mirai Group Co., Ltd.                                                49,000            86,721
   Miroku Jyoho Service Co., Ltd.                                       22,500           203,687
 * Misawa Homes Holdings, Inc.                                         262,900           735,533
 # Misawa Resort Co., Ltd.                                              90,000           256,731
   Mito Securities Co., Ltd.                                           113,000           373,596
   Mitsuba Corp.                                                        60,000           340,886
 * Mitsubishi Cable Industries, Ltd.                                   277,000           330,724
 * Mitsubishi Kakoki Kaisha, Ltd.                                      117,000           166,467
 # Mitsubishi Paper Mills, Ltd.                                        505,000           759,934
   Mitsubishi Pencil Co., Ltd.                                          61,000           468,783
 # Mitsubishi Plastics, Inc.                                           333,000           830,724
   Mitsubishi Shindoh Co., Ltd.                                         82,000           178,091
 # Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                              253,000           341,478
   Mitsuboshi Belting, Ltd.                                            153,000           569,271
   Mitsui High-Tec, Inc.                                                68,400           806,062
   Mitsui Home Co., Ltd.                                                97,000           519,421
 # Mitsui Knowledge Industry Co., Ltd.                                  20,100           206,469
*# Mitsui Matsushima Co., Ltd.                                          90,000           123,857
 * Mitsui Mining Co., Ltd.                                             112,500           131,305
   Mitsui Sugar Co., Ltd.                                              145,000           333,097
   Mitsui-Soko Co., Ltd.                                               221,000           664,820
   Mitsumi Electric Co., Ltd.                                           34,800           356,175
 # Mitsumura Printing Co., Ltd.                                         49,000           334,866
   Mitsuuroko Co., Ltd.                                                107,000           648,293
   Miura Co., Ltd.                                                      66,400         1,036,205
   Miura Printing Corp.                                                 16,000            52,934
   Miyaji Engineering Group                                             90,000           154,716
   Miyazaki Bank, Ltd.                                                 275,000         1,029,276
 # Miyoshi Oil & Fat Co., Ltd.                                         120,000           230,204
 # Miyuki Keori Co., Ltd.                                               50,000           168,599
   Mizuno Corp.                                                        205,000           956,560
 * Momiji Holdings, Inc.                                                   340           728,907
   Mori Seiki Co., Ltd.                                                 19,900           166,206
 # Morinaga & Co., Ltd.                                                419,000           911,417
*# Morishita Jinton Co., Ltd.                                           32,800           136,168
   Morita Corp.                                                         74,000           285,272
 # Moritex Corp.                                                        15,000           133,184
   Morozoff, Ltd., Osaka                                                50,000            92,305
   Mory Industries, Inc.                                                66,000           167,633
   Mos Food Services, Inc.                                              47,000           556,643
   Moshi Moshi Hotline, Inc.                                             8,700           553,884
 # MR Max Corp.                                                         56,300           187,298
 * Mutoh Industries, Ltd.                                               78,000           186,279
   Mutow Co., Ltd.                                                      38,000           186,987
   Myojo Foods Co., Ltd.                                                67,000           379,148
   Nabtesco Corp.                                                      210,000         1,084,913
 # NAC Co., Ltd.                                                        13,000           104,096
 # Nachi-Fujikoshi Corp.                                               433,000         1,367,895
   Nagano Bank, Ltd.                                                   122,000           384,709

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Nagano Japan Radio Co., Ltd.                                         27,000   $        45,038
 # Nagatanien Co., Ltd.                                                 56,000           416,553
*# Naigai Co., Ltd.                                                    109,000           102,707
   Nakabayashi Co., Ltd.                                                76,000           120,240
 # Nakamuraya Co., Ltd.                                                 85,000           251,699
 * Nakano Corp.                                                         49,000           118,016
 # Nakayama Steel Works, Ltd.                                          186,000           593,215
   Nakayo Telecommunications, Inc.                                      36,000           148,093
 # NEC Infrontia Corp.                                                 196,000           539,191
 * NEC Mobiling, Ltd.                                                    3,200            89,463
 # NEC System Integration &
     Construction, Ltd.                                                 65,000           565,309
 # NEC Tokin Corp.                                                     180,000           859,720
   Neturen Co., Ltd., Tokyo                                             66,000           342,901
   New Japan Radio Co., Ltd.                                            62,000           772,698
 * New Real Property KK                                                 43,900                 0
 # Nichia Steel Works, Ltd.                                             67,900           213,197
 # Nichias Corp.                                                       237,000           868,589
 # Nichiban Co., Ltd.                                                   58,000           161,610
 * Nichiboshin, Ltd.                                                     1,190             1,077
   Nichiha Corp.                                                        64,980           958,119
   Nichimo Co., Ltd.                                                    54,000           108,885
 * Nichimo Corp.                                                        85,000            84,373
 # Nichireki Co., Ltd.                                                  44,000           152,863
 # Nichiro Corp.                                                       289,000           410,334
   Nidec Tosok Corp.                                                    24,500           382,096
   Nihon Dempa Kogyo Co., Ltd.                                          32,100           700,780
   Nihon Eslead Corp.                                                   19,440           375,412
 # Nihon Inter Electronics Corp.                                        54,000           515,015
   Nihon Kagaku Sangyo Co., Ltd.                                        32,000           139,896
 * Nihon Kentetsu Co., Ltd.                                             27,000            58,461
   Nihon Kohden Corp.                                                   85,000           983,453
   Nihon Matai Co., Ltd.                                                50,000            92,359
   Nihon Nohyaku Co., Ltd.                                             103,000           191,101
 # Nihon Parkerizing Co., Ltd.                                         105,000           674,468
   Nihon Seiko Co., Ltd.                                                11,000            33,322
   Nihon Shokuh Kako Co., Ltd.                                          26,000            55,282
 * Nihon Spindle Manufacturing Co., Ltd.                                56,000            90,139
   Nihon Tokushu Toryo Co., Ltd.                                        35,000           202,979
   Nikken Chemicals Co., Ltd.                                           81,000           226,733
   Nikkiso Co., Ltd.                                                   107,000           445,772
   Nikko Co., Ltd., Akashi                                              52,000           163,249
 * Nippei Toyama Corp.                                                  80,000           158,599
   Nippo Corp.                                                          25,000           136,880
 * Nippon Avionics Co., Ltd.                                            40,000           108,454
   Nippon Beet Sugar Manufacturing Co.,
     Ltd.                                                              243,000           417,652
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                             101,000           154,560
 # Nippon Carbon Co., Ltd.                                             177,000           267,184
 # Nippon Ceramic Co., Ltd.                                             37,000           436,412
   Nippon Chemical Industrial Co., Ltd.                                131,000           455,079
 # Nippon Chemi-Con Corp.                                              197,000         1,021,558
 * Nippon Chemiphar Co., Ltd.                                           49,000           150,010
   Nippon Chutetsukan KK                                                44,000            82,047
   Nippon Concrete Industries Co., Ltd.                                 65,000            99,586
 * Nippon Conlux Co., Ltd.                                              30,000           188,645
 * Nippon Conveyor Co., Ltd.                                            43,000            40,907
 # Nippon Denko Co., Ltd.                                              159,000           564,470
   Nippon Densetsu Kogyo Co., Ltd.                                      93,000           372,211
   Nippon Denwa Shisetu Co., Ltd.                                      104,000           341,379
   Nippon Felt Co., Ltd.                                                28,000   $        97,306
 # Nippon Fine Chemical Co., Ltd.                                       40,000           155,205
   Nippon Flour Mills Co., Ltd.                                        186,000           828,584
 * Nippon Foil Mfg., Co., Ltd.                                          21,000            47,119
 # Nippon Formula Feed Manufacturing
     Co., Ltd.                                                         100,000           163,559
   Nippon Gas Co., Ltd.                                                 62,000           429,371
   Nippon Hume Corp.                                                    43,000            97,228
 # Nippon Kanzai Co., Ltd.                                              32,700           516,695
*# Nippon Kasei Chemical Co., Ltd.                                     154,000           200,292
 * Nippon Kinzoku Co., Ltd.                                             93,000           155,931
 # Nippon Koei Co., Ltd., Tokyo                                        137,000           301,032
   Nippon Konpo Unyu Soko Co., Ltd.                                    115,000         1,036,979
*# Nippon Koshuha Steel Co., Ltd.                                      221,000           273,875
*# Nippon Metal Industry Co., Ltd.                                     230,000           325,126
   Nippon Pigment Co., Ltd.                                             11,000            29,746
   Nippon Pillar Packing Co., Ltd.                                      33,000           207,707
   Nippon Piston Ring Co., Ltd.                                        133,000           218,274
   Nippon Road Co., Ltd.                                               147,000           259,144
 # Nippon Seiki Co., Ltd.                                               85,000           695,474
   Nippon Seisen Co., Ltd.                                              39,000           153,296
   Nippon Sharyo, Ltd.                                                 233,000           591,050
   Nippon Shinyaku Co., Ltd.                                           111,000           627,801
   Nippon Signal Co., Ltd.                                             109,000           584,298
   Nippon Soda Co., Ltd.                                               215,000           560,485
   Nippon Suisan Kaisha, Ltd.                                          133,000           318,926
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                         152,000           326,127
   Nippon System Development Co., Ltd.                                  40,600           786,274
   Nippon Systemware Co., Ltd.                                          20,000           150,615
 # Nippon Thompson Co., Ltd.                                           117,000           833,024
   Nippon Tungsten Co., Ltd.                                            44,000            99,396
   Nippon Valqua Industries, Ltd.                                      119,000           268,919
*# Nippon Yakin Kogyo Co., Ltd.                                        117,500           367,528
   Nippon Yusoki Co., Ltd.                                              49,000           136,787
   Nishimatsuya Chain Co., Ltd.                                         36,720         1,288,842
   Nishishiba Electric Co., Ltd.                                        28,000            45,663
*# Nissan Diesel Motor Co., Ltd.                                       378,000           870,695
 * Nissei Corp.                                                         10,900           102,045
   Nissei Plastic Industrial Co., Ltd.                                  35,000           233,678
 * Nisseki House Industry Co., Ltd.                                    260,000             2,352
 # Nissha Printing Co., Ltd.                                            81,000         1,211,670
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                              293,000           972,441
   Nisshin Fudosan Co., Ltd.                                            22,400           237,302
   Nissho Electronics Corp.                                             49,900           391,182
 # Nissin Co., Ltd.                                                    413,200         1,447,382
   Nissin Corp.                                                        150,000           323,617
 * Nissin Electric Co., Ltd.                                           162,000           575,644
   Nissin Kogyo Co., Ltd.                                               33,800           807,983
   Nissin Sugar Manufacturing Co., Ltd.                                 74,000           133,544
   Nissui Pharmaceutical Co., Ltd.                                      34,000           199,438
   Nitchitsu Co., Ltd.                                                  14,000            24,483
   Nitta Corp.                                                          46,400           650,501
   Nittan Valve Co., Ltd.                                               58,000           230,230
   Nittetsu Mining Co., Ltd.                                           132,000           481,533
 # Nittetsu Steel Sheet Corp.                                          117,000           259,551
   Nitto Boseki Co., Ltd.                                              364,000           761,445
   Nitto Electric Works, Ltd.                                           72,100           593,495
 # Nitto Flour Milling Co., Ltd.                                        54,000           122,292
   Nitto Kohki Co., Ltd.                                                36,000           684,901

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Nitto Seiko Co., Ltd.                                                56,000   $       111,779
 # Nitto Seimo Co., Ltd.                                                32,000            69,257
*# Nittoc Construction Co., Ltd.                                        61,000           127,816
 * NIWS Co., Ltd.                                                           58           169,215
   Noda Corp.                                                            2,800            16,940
   NOF Corp.                                                            39,000           145,075
   Nohmi Bosai, Ltd.                                                    59,000           315,857
   Nomura Co., Ltd.                                                     61,000           346,425
   Noritake Co., Ltd.                                                  320,000         1,274,424
   Noritz Corp.                                                         11,200           174,431
   Nosan Corp.                                                         201,000           369,074
   Obayashi Road Corp.                                                  65,000           120,125
   Odakyu Construction Co., Ltd.                                        29,000            81,456
   Odakyu Real Estate Co., Ltd.                                         58,000           145,824
   Oenon Holdings, Inc.                                                 74,000           180,834
 * Ohki Corp.                                                           73,000               660
 * Ohmori Co., Ltd.                                                     18,400             9,354
   Oie Sangyo Co., Ltd.                                                 13,200           101,524
   Oiles Corp.                                                          32,500           660,007
   Oita Bank, Ltd.                                                      39,000           190,332
   Okabe Co., Ltd.                                                      29,000            93,107
 # Okamoto Industries, Inc.                                            212,000           541,020
 * Okamoto Machine Tool Works, Ltd.                                     75,000           200,287
   Okamura Corp.                                                        24,000           183,348
   Okaya Electric Industries Co., Ltd.                                  32,000            92,616
   Oki Electric Cable Co., Ltd.                                         56,000           104,003
   Okinawa Electric Power Co., Ltd.                                     22,900           798,039
 * OKK Corp.                                                           101,000           157,276
 * Okuma and Howa Machinery, Ltd.                                       69,000           119,947
*# Okuma Corp.                                                         193,000           690,948
 # Okura Industrial Co., Ltd.                                           96,000           597,749
   Okuwa Co., Ltd.                                                      73,000           847,075
   Olympic Corp.                                                        36,100           467,727
 # O-M, Ltd.                                                            46,000            70,660
 * Omikenshi Co., Ltd.                                                  53,000            46,832
   Ono Sokki Co., Ltd.                                                  43,000           305,600
 * Onoken Co., Ltd.                                                     11,000           101,858
   Organo Corp.                                                        101,000           480,148
 * Orient Watch Co., Ltd.                                               12,000             4,451
 # Oriental Construction Co., Ltd.                                      39,000           184,778
   Oriental Yeast Co., Ltd.                                             52,000           447,759
 # Origin Electric Co., Ltd.                                            54,000           273,941
   Osaka Securities Finance Co., Ltd.                                   54,000           158,238
   Osaka Steel Co., Ltd.                                                72,200           805,262
 # Osaki Electric Co., Ltd.                                             56,000           273,440
   Oyo Corp.                                                            45,800           475,582
 # P.S. Mitsubishi Construction Co., Ltd.                               46,500           187,883
   Pacific Industrial Co., Ltd.                                         86,000           349,923
 * Pacific Metals Co., Ltd.                                             44,000           166,580
 # Parco Co., Ltd.                                                     124,000           737,017
 * Pasco Corp.                                                         111,500           310,911
   Patlite Corp.                                                        13,440           243,237
   PCA Corp.                                                            12,000           146,720
*# Penta-Ocean Construction Co., Ltd.                                  574,000           986,761
 # Pentax Corp.                                                        180,000           874,492
   Petrolub International Co., Ltd.                                     24,800           107,673
 * PIA Corp.                                                             4,600            99,355
   Pigeon Corp.                                                         37,000           518,294
   Pilot Corp.                                                              65           195,443
   Piolax, Inc.                                                         19,600           354,194
   Pocket Card Co., Ltd.                                                41,000           439,948
 # Pokka Corp.                                                          48,000   $       184,258
   Poplar Co., Ltd.                                                     13,560           180,413
   Posful Corp.                                                         36,900           227,120
*# Press Kogyo Co., Ltd.                                               162,000           368,272
*# Prima Meat Packers, Ltd.                                            355,000           379,449
   Pulstec Industrial Co., Ltd.                                         21,200           130,988
   Q'Sai Co., Ltd.                                                      51,600           468,146
   Raito Kogyo Co., Ltd.                                                84,900           372,372
   Rasa Industries, Ltd.                                               119,000           286,093
*# Renown D'urban Holdings, Inc.                                        53,880           724,900
 # Resorttrust Inc.                                                     42,600         1,112,227
   Rheon Automatic Machinery Co., Ltd.                                  40,000           122,314
   Rhythm Watch Co., Ltd.                                              344,000           654,961
   Ricoh Elemex Corp.                                                   35,000           161,264
   Ricoh Leasing Co., Ltd.                                              10,000           267,359
   Right On Co., Ltd.                                                   25,200           925,370
   Rikei Corp.                                                          22,500            53,987
   Riken Corp.                                                         193,000           635,213
   Riken Keiki Co., Ltd.                                                33,000           169,531
   Riken Technos Corp.                                                  93,000           297,640
   Riken Vitamin Co., Ltd.                                              37,000           667,465
   Ringer Hut Co., Ltd.                                                 38,300           395,273
   Rion Co., Ltd.                                                        5,000            23,337
 # Rock Field Co., Ltd.                                                 25,300           404,217
   Rohto Pharmaceutical Co., Ltd.                                       83,000           814,658
   Roland Corp.                                                         40,600           657,857
   Roland DG Corp.                                                       3,000           114,263
   Royal Co., Ltd.                                                      71,000         1,085,957
   Ryobi, Ltd.                                                         265,000           921,361
   Ryoden Trading Co., Ltd.                                             70,000           408,611
   Ryosan Co., Ltd.                                                     10,300           216,344
   Ryoyo Electro Corp.                                                  48,400           621,802
   S Foods, Inc.                                                        28,000           180,012
*# S Science Co., Ltd.                                                 285,000           111,068
 # S.T. Chemical Co., Ltd.                                              48,000           550,668
*# Saeki Kensetsu Kogyo Co., Ltd.                                       71,000            74,476
 # Sagami Chain Co., Ltd.                                               37,000           315,406
   Sagami Co., Ltd.                                                     51,000           179,050
   Sagami Rubber Industries Co., Ltd.                                   15,000            41,464
 * Saibu Gas Co., Ltd.                                                 102,000           189,211
 * Sailor Pen Co., Ltd.                                                 74,000           216,027
 # Saizeriya Co., Ltd.                                                  78,100         1,073,692
   Sakai Chemical Industry Co., Ltd.                                   162,000           682,653
   Sakai Heavy Industries, Ltd.                                         60,000           154,660
 * Sakai Ovex Co., Ltd.                                                 85,000           161,607
   Sakata Inx Corp.                                                     92,000           453,580
   Sakata Seed Corp.                                                    78,900           992,678
 * Sakurada Co., Ltd.                                                   38,000            51,348
   Sala Corp.                                                           56,000           243,480
   San-Ai Oil Co., Ltd.                                                134,000           476,821
 # Sanix, Inc.                                                          65,000           426,894
   Sankei Building Co., Ltd.                                            69,000           375,073
   Sanki Engineering Co., Ltd.                                         120,000           765,295
   Sanko Co., Ltd.                                                      12,000            76,229
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                              54,000           113,967
   Sankyo Seiko Co., Ltd.                                               86,000           342,451
 # Sankyu, Inc., Tokyo                                                 415,000           747,277
   Sanoh Industrial Co., Ltd.                                           53,000           282,719
 # Sanrio Co., Ltd.                                                     58,600           700,135
   Sanshin Electronics Co., Ltd.                                        57,000           400,118

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Sanyo Denki Co., Ltd.                                                95,000   $       359,389
   Sanyo Electric Credit Co., Ltd.                                      48,600         1,046,299
   Sanyo Engineering & Construction,
     Inc.                                                               34,000           147,926
   Sanyo Industries, Ltd., Tokyo                                        48,000           123,557
 # Sanyo Special Steel Co., Ltd.                                       283,000           438,173
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                             201,000           209,212
 * Sata Construction Co., Ltd., Gumma                                   61,000            58,525
 * Sato Corp.                                                            7,000           174,231
   Sato Shoji Corp.                                                     31,000           184,382
   Satori Electric Co., Ltd.                                            24,480           347,086
   Sawafugji Electric Co., Ltd.                                         31,000            65,788
 * Secom Joshinetsu Co., Ltd.                                            7,200           128,518
   Secom Techno Service Co., Ltd.                                       19,500           656,263
 * Seibu Electric Industry Co., Ltd.                                    24,000           100,430
 # Seijo Corp.                                                          17,400           230,853
   Seika Corp.                                                         145,000           242,568
 * Seikitokyu Kogyo Co., Ltd.                                           86,000            94,985
   Seiko Corp.                                                         180,407         1,134,705
 # Seiren Co., Ltd.                                                     92,000           605,762
 # Sekisui Jushi Co., Ltd.                                              73,000           386,335
   Sekisui Plastics Co., Ltd.                                          145,000           404,361
   Sekiwa Real Eastate, Ltd.                                            36,000           380,029
   Sekiwa Real Estate Chubu, Ltd.                                        7,000            38,986
   Senko Co., Ltd.                                                     205,000           737,281
 # Senshukai Co., Ltd.                                                  75,000           721,112
   Shaddy Co., Ltd.                                                     32,200           376,855
*# Shibaura Mechatronics Corp.                                          79,000           586,164
   Shibusawa Warehouse Co., Ltd.                                       115,000           260,941
 # Shibuya Kogyo Co., Ltd.                                              54,000           429,512
 * Shikibo, Ltd.                                                       155,000           187,925
   Shikoku Chemicals Corp.                                              89,000           324,522
   Shikoku Coca-Cola Bottling Co., Ltd.                                 37,000           401,595
   Shimizu Bank, Ltd.                                                   15,500           732,481
   Shin Nippon Air Technologies Co.,
     Ltd.                                                               31,180           167,852
   Shinagawa Refractories Co., Ltd.                                    104,000           228,597
 * Shindengen Electric Manufacturing Co.,
     Ltd.                                                              129,000           445,545
   Shin-Etsu Polymer Co., Ltd.                                         124,000           747,647
 # Shinkawa, Ltd.                                                       30,200           675,516
   Shin-Keisei Electric Railway Co., Ltd.                               97,000           324,266
   Shinki Co., Ltd.                                                     61,000           356,864
 # Shinko Electric Co., Ltd.                                           257,000           658,243
   Shinko Plantech Co., Ltd.                                            27,000            27,872
   Shinko Shoji Co., Ltd.                                               29,000           203,554
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                               71,000           250,998
   Shinmaywa Industries, Ltd.                                          203,000           760,870
 # Shinsho Corp.                                                       110,000           199,233
 # Shinwa Kaiun Kaisha, Ltd.                                           257,000           593,886
   Shinyei Kaisha                                                       54,000           110,709
   Shiraishi Corp.                                                      25,000            40,930
   Shiroki Co., Ltd.                                                   132,000           281,112
   Shizuki Electric Co., Inc.                                           47,000           121,645
 * Shizuokagas Co., Ltd.                                                25,000            91,643
 # Sho-Bond Corp.                                                       46,200           269,960
   Shobunsha Publications, Inc.                                         25,000           310,681
*# Shochiku Co., Ltd.                                                  165,000           939,788
 # Shoei Co., Ltd.                                                      24,000           350,534
   Shoei Foods Corp.                                                    14,000   $        67,951
   Shoko Co., Ltd.                                                     156,000           229,801
   Shokusan Bank, Ltd.                                                  98,000           318,961
   Showa Aircraft Industry Co., Ltd.                                    47,000           258,636
   Showa Corp.                                                          18,400           178,359
   Showa Electric Wire & Cable Co., Ltd.,
     Kawasaki                                                          329,000           410,302
 # Showa Highpolymer Co., Ltd.                                          86,000           234,853
   Showa Mining Co., Ltd.                                               66,000            97,541
 # Showa Sangyo Co., Ltd.                                              282,000           643,379
   Showa Tansan Co., Ltd.                                               21,000            64,341
 # Siix Corp.                                                            9,000           177,270
   Silver Ox Inc.                                                       30,000            67,020
*# Silver Seiko, Ltd.                                                  228,000           105,643
   Sinanen Co., Ltd.                                                   160,000           695,404
   Sintokogio, Ltd., Nagoya                                             89,000           411,030
   SMK Corp.                                                           127,000           565,649
   Snow Brand Seed Co., Ltd.                                            16,000            65,858
   SNT Corp.                                                            31,000           140,469
   Soda Nikka Co., Ltd.                                                 35,000            80,518
 # Sodick Co., Ltd.                                                     69,000           582,429
   Software Research Associates, Inc.                                    6,200            61,117
 # Sogo Medical Co., Ltd.                                                8,800           135,199
 * Sokkisha Co., Ltd.                                                   40,000           109,150
   Sonton Food Industry Co., Ltd.                                       27,000           237,301
 # Sorun Corp.                                                          41,000           239,864
 # Sotetsu Rosen Co., Ltd.                                              44,000           248,220
   Sotoh Co., Ltd.                                                      12,000           169,590
   Space Co., Ltd.                                                      19,180           176,036
 * SPC Electronics Corp.                                                29,000           127,611
   SPK Corp.                                                             7,800           108,604
   SRL, Inc.                                                            66,900           715,204
   SS Pharmaceutical Co., Ltd., Tokyo                                   25,000           160,998
   Star Micronics Co., Ltd.                                             89,000           729,904
   Starzen Corp.                                                       126,000           242,377
 # Stella Chemifa Corp.                                                 17,500           282,019
   Subaru Enterprise Co., Ltd.                                          36,000           110,089
   Sumida Corp.                                                         23,900           765,627
   Suminoe Textile Co., Ltd.                                           122,000           235,711
*# Sumitomo Coal Mining Co., Ltd.                                      200,000           219,913
   Sumitomo Densetsu Co., Ltd.                                          50,700           157,824
 # Sumitomo Light Metal Industries, Ltd.                               493,000           844,703
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                              413,600           477,674
   Sumitomo Pipe & Tube Co., Ltd.                                       52,000           132,243
   Sumitomo Precision Products Co., Ltd.,
     Amagasaki City                                                     84,000           251,194
 # Sumitomo Seika Chemicals Co., Ltd.                                  102,000           270,712
   Sumitomo Special Metals Co., Ltd.                                    76,000         1,035,644
 # Sumitomo Warehouse Co., Ltd.                                        235,000           891,149
   Sun Wave Corp.                                                       80,000           303,261
   Sundrug Co., Ltd.                                                     3,200           160,865
   SunTelephone Co., Ltd.                                               55,000           335,607
 # Suruga Corp.                                                         15,400           262,008
 * Suzutan Co., Ltd.                                                    13,200           126,738
   SXL Corp.                                                           129,000           241,654
   Sysmex Corp.                                                         39,800         1,158,760
 # T.Hasegawa Co., Ltd.                                                 63,700         1,003,274
 # Tabai Espec Corp.                                                    34,000           452,305
   Tachihi Enterprise Co., Ltd.                                         17,000           668,901
   Tachikawa Corp.                                                      25,100           140,685

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Tachi-S Co., Ltd.                                                    42,100   $       414,720
 # Tadano, Ltd.                                                        201,000           724,992
   Taihei Dengyo Kaisha, Ltd.                                           70,000           267,324
 * Taihei Kogyo Co., Ltd.                                              114,000           171,049
*# Taiheiyo Kouhatsu, Inc.                                              90,000            90,627
   Taiho Kogyo Co., Ltd.                                                35,600           294,956
   Taikisha, Ltd.                                                       97,000         1,331,991
   Taisei Corp.                                                         18,700            62,284
 * Taisei Lamick Co., Ltd.                                               3,700            80,234
   Taisei Rotec Corp.                                                  140,000           229,297
 # Taito Co., Ltd.                                                      70,000           168,465
   Taito Corp.                                                             573           856,544
 # Taiyo Toyo Sanso Co., Ltd.                                          232,000           852,426
   Takada Kiko Co., Ltd.                                                31,000           175,083
   Takagi Securities Co., Ltd.                                          94,000           243,487
   Takamatsu Corp.                                                      29,300           824,063
   Takano Co., Ltd.                                                     22,100           373,817
 * Takaoka Electric Manufacturing Co.,
     Ltd.,Tokyo                                                        156,000           211,897
 * Taka-Q Co., Ltd.                                                     34,500            61,361
 # Takara Co., Ltd.                                                    224,000         1,098,666
   Takara Printing Co., Ltd.                                            17,050           155,993
   Takara Standard Co., Ltd.                                            30,000           164,128
 * Takarabune Corp.                                                     26,000               235
 # Takasago International Corp.                                        156,000           727,221
   Takasago Thermal Engineering Co.,
     Ltd.                                                              132,000           831,236
 # Takashima & Co., Ltd.                                                60,000           107,916
   Takigami Steel Construction Co.,
     Ltd.                                                               42,000           245,312
 # Takiron Co., Ltd.                                                   118,000           454,920
   Takuma Co., Ltd.                                                    136,000           880,506
 # Tamura Corp.                                                        113,000           624,412
 * Tamura Taiko Holdings, Inc.                                          74,000           262,456
   Tanseisha Co., Ltd.                                                  26,000           103,064
 # Tasaki Shinju Co., Ltd.                                              53,000           202,150
 # Tateho Chemical Industries Co., Ltd.                                 26,500           120,915
   Tatsuta Electric Wire & Cable Co., Ltd.                             106,000           182,445
   Taya Co., Ltd.                                                        5,000            40,530
   Tayca Corp.                                                          74,000           237,879
*# TC Properties Co., Ltd.                                             579,000                 0
   TCM Corp.                                                           146,000           305,414
 * TDF Corp.                                                            11,000            39,185
 * Teac Corp.                                                          113,000           183,636
   Techno Ryowa, Ltd.                                                   32,200           166,202
 # Tecmo, Ltd.                                                          27,000           286,666
   Teikoku Hormone Manufacturing Co.,
     Ltd.                                                               38,000           323,147
 # Teikoku Piston Ring Co., Ltd.                                        42,000           236,265
   Teikoku Sen-I Co., Ltd.                                              39,000           166,032
   Teikoku Tsushin Kogyo Co., Ltd.                                      73,000           259,990
   Tekken Corp.                                                        224,000           349,624
   Ten Allied Co., Ltd.                                                 37,000           136,737
   Tenma Corp.                                                          56,400           894,785
   Teraoka Seisakusho Co., Ltd.                                         29,000           292,912
   Tetra Co., Ltd., Tokyo                                               41,000           140,893
   The Daito Bank, Ltd.                                                155,000           246,756
   The Nisshin Oillio Group, Ltd.                                      346,000         1,138,030
   Three F Co., Ltd.                                                    12,200            89,417
   Tigers Polymer Corp.                                                 27,000           127,561
*# Titan Kogyo KK                                                       36,000            90,700
 # TKC Corp.                                                            48,300   $       830,674
 # Toa Corp.                                                           301,000           424,737
   Toa Doro Kogyo Co., Ltd.                                             65,000           129,960
   Toa Oil Co., Ltd.                                                   145,000           241,126
 * Toabo Corp.                                                          73,000            69,402
   Toagosei Co., Ltd.                                                  544,719         1,173,125
*# Tobu Store Co., Ltd.                                                 71,000           152,998
   TOC Co., Ltd.                                                        94,000           841,955
 * Tocalo Co., Ltd.                                                      4,000           123,049
   Tochigi Bank, Ltd.                                                   91,000           509,846
   Tochigi Fuji Industrial Co., Ltd.                                    51,000           151,406
   Toda Kogyo Corp.                                                     68,000           268,582
 # Todentu Corp.                                                        57,000           130,547
   Toei Co., Ltd.                                                      228,000           861,278
   Toenec Corp.                                                        157,000           539,990
   Tohcello Co., Ltd.                                                   47,000           134,500
   Toho Co., Ltd.                                                       43,000           335,453
 * Toho Rayon Co., Ltd.                                                 28,000            54,967
   Toho Real Estate Co., Ltd.                                           98,000           364,080
 # Toho Titanium Co., Ltd.                                              44,000           602,286
 # Toho Zinc Co., Ltd.                                                 189,000           404,403
   Tohoku Bank, Ltd.                                                    92,000           182,958
   Tohoku Misawa Homes Co., Ltd.                                        24,000            87,406
   Tohoku Pioneer Corp.                                                 34,000           671,312
   Tohoku Telecommunications
     Construction Co., Ltd.                                             17,000            99,817
 * Tohpe Corp.                                                          36,000            39,335
 # Tohto Suisan Co., Ltd.                                               54,000            94,249
 # Tokai Carbon Co., Ltd.                                              316,000           992,782
   Tokai Corp.                                                         120,000           480,894
*# Tokai Kanko Co., Ltd.                                               333,000           105,434
   Tokai Konetsu Kogyo Co., Ltd.                                        15,000            67,059
 # Tokai Pulp & Paper Co., Ltd.                                         88,000           295,187
   Tokai Senko KK, Nagoya                                               47,000            78,033
   Tokai Tokyo Securities Co., Ltd.                                    366,250         1,056,777
   Tokico, Ltd.                                                        189,000           670,079
   Tokimec, Inc.                                                       119,000           237,204
   Toko Electric Corp.                                                  39,000           129,331
 # Toko, Inc.                                                          151,000           536,615
   Tokushima Bank, Ltd.                                                111,200           717,116
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                               80,000           340,402
   Tokyo Biso Kogyo Corp.                                               13,000            77,239
   Tokyo Denpa Co., Ltd.                                                11,000           167,166
   Tokyo Dome Corp.                                                    251,000         1,021,074
 * Tokyo Electron Device, Ltd.                                              22           116,101
   Tokyo Energy & Systems, Inc.                                         49,000           202,726
   Tokyo Kikai Seisakusho, Ltd.                                        132,000           370,243
   Tokyo Leasing Co., Ltd.                                              96,900         1,139,423
   Tokyo Nissan Auto Sales Co., Ltd.                                    97,000           286,584
   Tokyo Rakutenchi Co., Ltd.                                           92,000           347,222
 * Tokyo Rope Manufacturing Co., Ltd.                                  232,000           384,290
   Tokyo Sangyo Co., Ltd.                                               36,500            99,333
   Tokyo Soir Co., Ltd.                                                 34,000            96,770
*# Tokyo Tekko Co., Ltd.                                                67,000           230,635
   Tokyo Theatres Co., Inc., Tokyo                                     116,000           132,174
   Tokyo Tomin Bank, Ltd.                                               58,600         1,439,373
   Tokyotokeiba Co., Ltd.                                              422,000           675,279
 # Tokyu Community Corp.                                                22,800           304,974
*# Tokyu Department Store Co., Ltd.                                    406,000           615,282

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Tokyu Livable Inc.                                                   22,200   $       421,700
   Tokyu Recreation Corp.                                               48,000           255,807
   Tokyu Store Chain Corp.                                             175,000           883,766
   Toli Corp.                                                          106,000           235,134
   Tomato Bank, Ltd.                                                   189,000           407,395
   Tomen Electronics Corp.                                              13,700           678,557
   Tomoe Corp.                                                          56,000           100,018
 # Tomoegawa Paper Co., Ltd.                                            55,000           177,008
   Tomoku Co., Ltd.                                                    136,000           359,273
   Tomy Co., Ltd.                                                       32,400           539,295
   Tonami Transportation Co., Ltd.                                     165,000           531,486
   Topcon Corp.                                                         78,000           878,935
   Topre Corp.                                                          81,000           464,814
 # Topy Industries, Ltd.                                               351,000         1,075,334
 # Torigoe Co., Ltd.                                                    35,000           154,887
   Torii Pharmaceutical Co., Ltd.                                       44,600           859,669
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                        47,000           255,363
   Tose Co., Ltd.                                                        9,800           173,091
 # Toshiba Ceramics Co., Ltd.                                          350,000         1,232,366
 # Toshiba Machine Co., Ltd.                                           294,000         1,152,836
 # Toshiba Plant Kensetsu Co., Ltd.                                    139,000           664,817
   Tosho Printing Co., Ltd.                                            103,000           321,838
 * Totenko Co., Ltd.                                                    35,000            65,893
   Totetsu Kogyo Co., Ltd.                                              53,000           199,777
 * Totoku Electric Co., Ltd., Tokyo                                     62,000            90,989
   Tottori Bank, Ltd.                                                  148,000           554,670
 # Touei Housing Corp.                                                  37,800         1,715,359
 * Toukei Computer Co., Ltd.                                             9,100           105,329
   Towa Bank, Ltd.                                                     340,000           799,165
 * Towa Corp.                                                           33,000           368,102
   Towa Meccs Corp.                                                     75,000            75,929
*# Towa Real Estate Development Co.,
     Ltd.                                                               80,000           209,483
   Toyo Bussan Co., Ltd.                                                24,200           197,145
 * Toyo Communication Equipment Co.,
     Ltd.                                                               89,000           476,810
*# Toyo Construction Co., Ltd.                                         398,000           385,930
 # Toyo Corp.                                                           49,200           543,989
 # Toyo Electric Co., Ltd.                                              67,000           193,915
*# Toyo Engineering Corp.                                              473,000         1,001,964
*# Toyo Kanetsu KK                                                     220,000           328,089
   Toyo Kohan Co., Ltd.                                                152,000           501,730
 # Toyo Radiator Co., Ltd.                                             118,000           611,637
   Toyo Securities Co., Ltd.                                           113,000           401,066
 * Toyo Shutter Co., Ltd.                                               77,000            82,142
 * Toyo Sugar Refining Co., Ltd.                                        60,000            66,322
 # Toyo Tire & Rubber Co., Ltd.                                        332,000           840,730
   Toyo Wharf & Warehouse Co., Ltd.                                    118,000           201,842
 # Trans Cosmos, Inc.                                                   34,800           916,557
   Trusco Nakayama Corp.                                                52,800           873,858
   Tsubaki Nakashima Co., Ltd.                                          61,000           770,188
   Tsubakimoto Chain Co.                                                98,000           325,148
   Tsubakimoto Kogyo Co., Ltd.                                          44,000            92,220
   Tsudakoma Corp.                                                     101,000           226,050
 * Tsugami Corp.                                                       124,000           281,125
   Tsukamoto Co., Ltd.                                                  44,000            65,806
   Tsukishima Kikai Co., Ltd.                                           70,000           453,133
   Tsurumi Manufacturing Co., Ltd.                                      44,000           235,919
 # Tsutsumi Jewelry Co., Ltd.                                           31,100           916,345
   Tsutsunaka Plastic Industry Co., Ltd.                                52,000           193,687
   Tsuzuki Denki Co., Ltd.                                              36,000   $       146,830
   Tsuzuki Densan Co., Ltd.                                             14,200            65,670
   TYK Corp.                                                            67,000           173,273
   U.Store Co., Ltd.                                                    37,300           325,031
   Ube Material Industries, Ltd.                                       116,000           256,713
   Uchida Yoko Co., Ltd.                                                85,000           314,859
   Ueki Corp.                                                           47,000            77,712
 # Unicafe, Inc.                                                        10,360           142,709
   Unimat Offisco Corp.                                                 32,600           402,797
 * Unitika, Ltd.                                                       756,000           856,467
   U-Shin, Ltd.                                                         32,000           173,962
   Utoc Corp.                                                           68,000           108,626
 * Valor Co., Ltd.                                                       4,000           111,318
   Vital-Net, Inc.                                                      64,800           486,358
   Wakachiku Construction Co., Ltd.                                    206,000           289,337
 # Wakamoto Pharmaceutical Co., Ltd.                                    48,000           142,517
   Wakodo Co., Ltd.                                                      4,600           157,292
   Warabeya Nichiyo Co., Ltd.                                           21,160           260,839
   Watabe Wedding Corp.                                                 11,400           212,142
   Watami Food Service Co., Ltd.                                        64,200           614,634
   Weathernews, Inc.                                                    11,900           120,672
 * Wondertable, Ltd.                                                     8,000             9,644
   Wood One Co., Ltd.                                                   86,000           735,066
   Xebio Co., Ltd.                                                      12,000           354,972
 * XNET Corp.                                                               27           114,824
   Yachiyo Musen Denki Co., Ltd.                                        16,800           105,741
   Yahagi Construction Co., Ltd.                                        59,000           202,566
 # Yaizu Suisankagaku Industry Co., Ltd.                                20,100           176,423
   Yamagata Bank, Ltd.                                                  68,000           297,854
   Yamaichi Electronics Co., Ltd.                                       24,700           243,570
   Yamamura Glass Co., Ltd.                                            189,000           406,506
   Yamatake Corp.                                                       14,300           138,937
 * Yamatane Corp.                                                      131,000           177,000
 # Yamato Corp.                                                         36,000           218,156
   Yamato International, Inc.                                           43,000           252,604
   Yamato Kogyo Co., Ltd.                                              118,000         1,342,161
   Yamaura Corp.                                                        19,000            52,356
   Yamazen Co., Ltd.                                                   140,000           346,483
   Yaoko Co., Ltd.                                                      29,000           630,351
   Yasuda Warehouse Co., Ltd.                                           61,000           308,193
   Yellow Hat, Ltd., Tokyo                                              39,600           351,617
   Yodogawa Steel Works, Ltd.                                          285,000         1,109,037
   Yokogawa Bridge Corp.                                                55,400           244,735
 # Yokohama Reito Co., Ltd.                                             63,000           409,849
   Yokowo Co., Ltd.                                                     32,300           427,381
 # Yomeishu Seizo Co., Ltd.                                             52,000           364,259
   Yomiuri Land Co., Ltd.                                              157,000           516,816
   Yondenko Corp.                                                       63,800           265,233
 # Yonekyu Corp.                                                        41,500           388,779
   Yonex Co., Ltd.                                                      33,000           250,654
 # Yorozu Corp.                                                         34,100           306,772
   Yoshimoto Kogyo Co., Ltd.                                            60,000           558,026
   Yuasa Funashoku Co., Ltd.                                            69,000           150,765
*# Yuasa Trading Co., Ltd.                                             237,000           411,591
*# Yuken Kogyo Co., Ltd.                                                60,000           135,553
   Yuki Gosei Kogyo Co., Ltd.                                           31,000            95,901
   Yukiguni Maitake Co., Ltd.                                           35,600           174,061
   Yuraku Real Estate Co., Ltd.                                         69,000           247,178
   Yurtec Corp.                                                        122,000           536,771
 # Yushin Precision Equipment Co., Ltd.                                 25,740           521,413
   Yushiro Chemical Industry Co., Ltd.                                  10,000           137,208

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Zenrin Co., Ltd.                                                     57,200   $       572,844
 # Zensho Co., Ltd.                                                     19,300           353,382
 # Zeria Pharmacetical Co., Ltd.                                        74,000           747,164
   Z-Plus Co., Ltd.                                                     13,000            42,159
 * Zuken, Inc.                                                          13,300           150,650
                                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $485,137,117)                                                               427,058,780
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Japanese Yen
     (Cost $2,019,962)                                                                 2,029,277
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kanematsu Corp. Warrants 03/31/06
     (Cost $0)                                                          20,125                 0
                                                                                 ---------------
TOTAL -- JAPAN
   (Cost $487,157,079)                                                               429,088,057
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (21.2%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $6,127,000
   FHLB Notes 3.375%, 06/15/04, valued at $6,226,564)
   to be repurchased at $6,134,607 (Cost $6,134,000)           $         6,134         6,134,000
 Repurchase Agreement, Mizuho Securities USA 1.00%,
   06/01/04 (Collateralized by $155,935,428 U.S.
   Treasury Strips, maturities ranging from
   11/15/04 to 11/15/15, valued at $111,339,286
   to be repurchased at $109,285,421
   (Cost $109,273,280)^                                                109,273       109,273,280
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $602,564,359)++                                                          $   544,495,337
                                                                                 ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $605,624,329.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
AUSTRALIA -- (30.1%)
COMMON STOCKS -- (29.6%)
 * A.I., Ltd.                                                          129,195   $        12,469
   A.P. Eagers, Ltd.                                                    25,977           126,237
   AAV, Ltd.                                                           111,200           157,040
 * ABB Grain, Ltd.                                                      13,743            68,827
 # ABC Learning Centres, Ltd.                                          197,376           471,618
 * Acclaim Exploration NL                                              435,905            16,150
 * Adacel Technologies, Ltd.                                           113,249            44,307
   ADCorp Australia, Ltd.                                              119,617            89,610
   Adelaide Bank, Ltd.                                                  37,652           225,115
   Adsteam Marine, Ltd.                                                402,319           424,840
   Adtrans Group, Ltd.                                                  29,000            76,568
 * Agenix, Ltd.                                                        267,186           143,067
 * AGT Biosciences, Ltd.                                                31,650            10,530
   AJ Lucas Group, Ltd.                                                 62,800            78,058
   Alesco Corp., Ltd.                                                   88,492           395,232
 * Alkane Exploration, Ltd.                                            185,165            36,900
 * Allegiance Mining NL                                                274,272            21,547
   Altium, Ltd.                                                        162,100            45,213
   Amalgamated Holdings, Ltd.                                          213,820           488,036
 * Amcom Telecommunications, Ltd.                                      596,711            61,915
 * Amity Oil NL                                                        222,481           104,635
 * Amrad Corp., Ltd.                                                   135,523            80,180
 * Anateus Energy, Ltd.                                                193,687            12,854
 * Anvil Mining NL                                                     343,284           110,217
   APN News & Media, Ltd.                                                    1                 3
   ARB Corporation, Ltd.                                               116,670           303,769
 * Arc Energy NL                                                       321,280           203,911
   Ariadne Australia, Ltd.                                             270,353            55,971
 * Arrow Pharmaceuticals, Ltd.                                          24,872           140,672
   Aspen Group, Ltd.                                                    16,175             1,732
 * Atlas Pacific, Ltd.                                                  82,585            11,786
 * AuIron Energy, Ltd.                                                 709,175            39,529
   Ausdrill, Ltd.                                                      118,742            50,747
 * Ausmelt, Ltd.                                                        36,118            10,314
   Auspine, Ltd.                                                        73,367           175,827
 * Austal, Ltd.                                                        356,800           282,890
 * Austar United Communications, Ltd.                                  653,105           326,369
   Austereo Group, Ltd.                                                230,927           224,062
   Austin Group, Ltd.                                                   70,265            35,058
 * Austral Coal, Ltd.                                                  373,084           148,734
   Australian Agricultural Co., Ltd.                                   344,519           294,725
*# Australian Magnesium Corp., Ltd.                                    332,383             5,906
   Australian Pharmaceutical Industries,
     Ltd.                                                              105,318           187,084
   Australian Pipeline Trust                                            96,839           182,749
 * Australian Worldwide Exploration, Ltd.                              465,421           547,629
 * Auto Group, Ltd.                                                     41,309            16,761
 # Autron Corporation, Ltd.                                            989,247           151,853
 # AV Jennings Homes, Ltd.                                             350,188           498,878
   Bank of Queensland, Ltd.                                            216,517         1,495,067
 * BayCorp Advantage, Ltd.                                             100,703           195,243
   Beach Petroleum NL                                                1,898,119           378,892
 * Beaconsfield Gold NL                                                 89,078            31,783
*# Bendigo Mining NL                                                   171,212           136,943
 * Beyond International, Ltd.                                           61,256   $        13,064
 * Biota Holdings, Ltd.                                                 97,808            40,514
   Blackmores, Ltd.                                                     27,894           179,657
 * Blina Diamonds, Ltd.                                                 13,703                 0
   Bolnisi Gold NL                                                     228,822            44,215
   Brazin, Ltd.                                                        159,875           174,427
   Bridgestone Australia, Ltd.                                          49,000            94,346
 * Broadcast Services Australia, Ltd.                                  205,703            33,685
   Burswood, Ltd.                                                      110,988           116,405
 # Cabcharge Austalia, Ltd.                                            196,800           456,438
   Campbell Brothers, Ltd.                                              88,210           405,631
   Candle Australia, Ltd.                                               65,879            74,232
 * Cape Range Wireless, Ltd.                                         1,698,199            63,895
   Capral Aluminium, Ltd.                                              139,483           238,797
   Casinos Austria International, Ltd.                                 258,299           180,565
 * CDS Technologies, Ltd.                                               35,200            50,993
   Cedar Woods Properties, Ltd.                                         50,913            56,353
 * Cellestis, Ltd.                                                     128,411           174,273
   Cellnet Telecommunications Group,
     Ltd.                                                               91,100            92,737
 * Centamin Egypt, Ltd.                                                996,437           127,927
   Centennial Coal, Ltd.                                               456,316           940,714
 # Central Equity, Ltd.                                                129,405           188,994
 * Charter Pacific Corp., Ltd.                                          72,823            21,848
 * Charters Towers Gold Mines, Ltd.                                    258,700            24,939
*# Chemeq, Ltd.                                                        120,000           493,206
 * Chiquita Brands South Pacific, Ltd.                                 162,390            74,155
 * Circadian Technologies, Ltd.                                         40,370            61,132
   Citect Corp., Ltd.                                                  109,822           101,772
 * Climax Mining, Ltd.                                                 870,299            55,274
 * Clough, Ltd.                                                        817,737           268,549
 * Clover Corp., Ltd.                                                  159,500            35,850
 * Cluff Resources Pacific NL                                          911,746            17,569
   CMI, Ltd.                                                            32,784            47,284
   Coates Hire, Ltd.                                                   112,949           268,101
   Cochlear, Ltd.                                                       15,767           230,552
   Coffey International, Ltd.                                           13,768            43,721
 # Collection House, Ltd.                                              176,200           183,592
   Colorado Group, Ltd.                                                156,248           537,250
   Commander Communications, Ltd.                                      197,200           215,938
 # Consolidated Minerals, Ltd.                                         258,222           209,613
 * Coplex Resources NL                                                 231,400            14,861
 * Corporate Express Australia, Ltd.                                    44,932           154,040
   Count Financial, Ltd.                                               299,500           175,110
   Coventry Group, Ltd.                                                 60,180           242,680
 * CPI, Ltd.                                                            68,585            32,248
 # Crane Group, Ltd.                                                    96,182           576,841
   Croesus Mining NL                                                   798,235           282,189
   Danks Holdings, Ltd.                                                 10,425            92,522
 * DCA Group, Ltd.                                                     140,312           276,213
 # Devine, Ltd.                                                        168,183            75,598
 * Dioro Exploraration NL                                              297,142            16,966
 * Dominion Mining, Ltd.                                               168,015            57,607
   Downer Group, Ltd.                                                   60,303           135,272
 * Dragon Mining NL                                                    275,761            55,095
 * Emporer Mines, Ltd.                                                 120,600            64,593

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Energy Developments, Ltd.                                           230,514   $       422,841
 * Energy World Corp., Ltd.                                            325,630             4,653
 * Environmental Solutions International,
     Ltd.                                                               67,364             5,524
   Equigold NL                                                         225,700           223,869
 * Equinox Resources, Ltd.                                             203,148            47,852
   Evans & Tate, Ltd.                                                  157,591           123,688
   Fantastic Holdings, Ltd.                                            133,100           383,113
   FKP, Ltd.                                                           197,911           379,103
   Fleetwood Corp., Ltd.                                                77,785           413,376
 * Fortescue Metals Group, Ltd.                                        107,508            33,721
   Funtastic, Ltd.                                                     188,261           295,450
   Futuris Corp., Ltd.                                                  86,595            95,780
   Gale Pacific, Ltd.                                                   60,756           117,397
   Gazal Corp., Ltd.                                                    71,177           128,309
 * Giants Reef Mining, Ltd.                                            819,928            46,289
 * Globe International, Ltd.                                           712,348           213,641
 * Gold Aura                                                             2,635               226
 * Golden West Refining Corp., Ltd.                                     17,330             4,452
 * Goldstream Mining NL                                                105,681            29,415
   Gowing Bros., Ltd.                                                   59,479           100,141
 * Gradipore, Ltd.                                                      86,855            48,452
 * Graincorp, Ltd. Series A                                             78,059           684,428
 * Grand Hotel Group                                                   383,087           188,258
   GRD NL                                                              379,594           468,542
 # Great Southern Plantations, Ltd.                                    373,144           658,721
   Green's Foods, Ltd.                                                 129,747            89,803
   GUD Holdings, Ltd.                                                  114,428           673,452
   Gunns, Ltd.                                                          13,201           125,720
 * Gutnick Resources NL                                                 17,866             2,818
   GWA International, Ltd.                                             153,066           317,714
 * Gympie Gold, Ltd.                                                   302,445           120,861
*# Hardman Resources NL                                                497,372           569,346
   Harvey World Travel, Ltd.                                            52,100            55,089
   Health Communication Network, Ltd.                                  106,000            83,933
   Healthscope, Ltd.                                                   133,652           354,599
 * Henry Walker Eltin Group, Ltd.                                      287,948           205,715
 * Herald Resources, Ltd.                                               69,910            39,409
   HGL, Ltd.                                                            67,969            93,097
 # Hills Industries, Ltd.                                              271,884           717,792
 * Horizon Oil NL                                                      752,832            32,326
 # Housewares International, Ltd.                                      289,080           472,338
   HPAL, Ltd.                                                          193,847           200,463
 * Hutchison Telecommunications
     (Australia), Ltd.                                               1,065,400           208,982
   IInet, Ltd.                                                         136,659           263,469
   Iluka Resources, Ltd.                                               102,672           291,138
 * Imdex, Ltd.                                                         135,662            12,627
 * Incitec Pivot, Ltd.                                                  22,546           289,683
 * Independent Practioner Network, Ltd.                              1,372,241            51,008
 # Infomedia, Ltd.                                                     598,900           362,615
   Institute of Drug Technology Australia,
     Ltd.                                                               44,372            62,467
   Integrated Group, Ltd.                                               94,900           124,621
 * Intellect Holdings, Ltd.                                            403,028            25,097
 * International All Sports, Ltd.                                       58,815            22,360
   Investor Group, Ltd.                                                110,445           220,696
   ION, Ltd.                                                           342,085           363,776
   Iress Market Technology, Ltd.                                       176,883           392,353
   IWL, Ltd.                                                           295,600            67,556
 * Ixla, Ltd.                                                           89,921             1,476
 * JDV, Ltd.                                                            84,981   $        36,409
 # Jones (David), Ltd.                                                 658,594           751,700
   Jubilee Mines NL                                                    224,549           563,604
   K&S Corp., Ltd.                                                      86,000           157,616
 * Kagara Zinc, Ltd.                                                   208,900           136,886
   Kaz Group, Ltd.                                                   1,324,705           368,384
 * Keycorp, Ltd.                                                       156,412           152,805
 * Kimberley Diamond Co. NL                                            274,068           254,106
   Kingsgate Consolidated NL                                           136,284           361,278
 * Kresta Holdings, Ltd.                                               185,695            76,905
 * Lakes Oil NL                                                      1,183,489            38,968
   Lemarne Corp., Ltd.                                                  20,790            35,627
 * Leyshon Resources, Ltd.                                             103,357            28,163
   Lighting Corp., Ltd.                                                112,500            60,212
 * LionOre Mining International, Ltd.                                   25,842           117,979
 * Lynas Gold NL                                                       433,768           114,640
 # MacArthur Coal, Ltd.                                                265,423           277,860
 * MacMahon Holdings, Ltd.                                             593,580           116,711
 * Macmin Silver, Ltd.                                                 305,531            32,752
 * Macquarie Corporate
     Telecommunications, Ltd.                                          350,192            57,262
 * Macquarie Goodman Management,
     Ltd.                                                               58,465           135,788
   Magellan Petroleum Australia, Ltd.                                   32,760            27,694
 * Magnesium International, Ltd.                                       656,061            26,681
   Maryborough Sugar Factory, Ltd.                                         600             2,096
 * Matrix Oil NL                                                       557,000            17,489
   MaxiTRANS Industries, Ltd.                                          266,414           133,226
 # McGuigan Simeon Wines, Ltd.                                         258,538           870,860
   McPherson's, Ltd.                                                    69,231           217,068
 * Medica Holdings, Ltd.                                                31,587            13,974
   Melbourne IT, Ltd.                                                   33,350            19,216
 * Metabolic Pharmaceuticals, Ltd.                                     700,000           435,194
*# Metal Storm, Ltd.                                                   791,640           223,809
   Mia Group, Ltd.                                                     237,000           143,508
 # Miller's Retail, Ltd.                                               478,989           485,034
 * Mincor Resources NL                                                 333,960           152,660
   Monadelphous Group, Ltd.                                             18,988            75,186
 * Mosaic Oil NL                                                       387,324            63,289
 * MPI Mines, Ltd.                                                      70,601            70,336
 * MXL, Ltd.                                                           512,804            44,020
 # MYOB, Ltd.                                                          477,320           465,744
   Namoi Cotton Cooperative, Ltd.                                      142,585            42,774
   National Can Industries, Ltd.                                        97,017           100,041
 * Norwood Abbey, Ltd.                                                 245,896           193,522
 * Novogen, Ltd.                                                        53,107           191,902
 * Novus Petroleum, Ltd.                                               288,634           406,086
   Nufarm, Ltd.                                                         66,623           282,721
*# Nylex, Ltd.                                                       1,110,199           213,502
   Oakton, Ltd.                                                         90,396            79,168
 # Oamps, Ltd.                                                         176,480           383,946
*# Orbital Engine Corp., Ltd.                                          537,358            55,547
   OrotonGroup, Ltd.                                                    76,854           146,438
 * Oxiana, Ltd.                                                        170,526           101,556
   Pacific Group, Ltd.                                                  60,747           177,468
   Pacific Hydro, Ltd.                                                 375,596           763,721
 * Palm Springs, Ltd.                                                  222,804            23,961
 * Pan Pacific Petroleum NL                                            327,800            39,684
 * Pan Pharmaceuticals, Ltd.                                           322,766           276,390
 * Panbio, Ltd.                                                         58,078            16,596
 * Payce Consolidated, Ltd.                                             18,000            32,240

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Peppercorn Management Group, Ltd.                                    12,267   $        67,159
*# Peptech, Ltd.                                                       281,015           270,882
 * Perilya Mines NL                                                    263,500           164,949
 * Perseverance Corp., Ltd.                                            917,246           174,373
 * Petsec Energy, Ltd.                                                 203,974           168,403
 * Plantcorp NL                                                          4,329                 0
   Plaspak Group, Ltd.                                                  99,965            66,978
 * PMP, Ltd.                                                           455,871           523,360
 * Polartechnics, Ltd.                                                  43,405            18,592
   Port Bouvard, Ltd.                                                  108,200            96,552
 * Port Douglas Reef Resorts, Ltd.                                     251,655            17,958
   Portman, Ltd.                                                       343,890           412,141
*# PowerTel, Ltd. Series B                                             110,422            83,398
 * Prana Biotechnology, Ltd.                                            96,941            46,144
 * Precious Metals Australia, Ltd.                                      10,606               492
 * Preston Resources NL                                                 64,000               594
   Primary Health Care, Ltd.                                           193,456           772,942
   Prime Television, Ltd.                                              210,595           390,632
 * Primelife Corp., Ltd.                                                85,867           111,934
 * Progen Industries, Ltd.                                              24,788            54,895
   Programmed Maintenance Service,
     Ltd.                                                              121,686           281,552
   Queensland Cotton Holdings, Ltd.                                     39,866           101,816
 * Quiktrak Networks P.L.C. Entitlement
     Shares                                                             23,875                 0
 * Quiktrak Networks, Ltd.                                             740,124               528
   Ramsay Health Care, Ltd.                                             70,910           271,847
   Raptis Group, Ltd.                                                   12,000             4,301
   Rebel Sport, Ltd.                                                   132,283           257,724
 * Redfire Resources NL                                                859,797           110,614
   Reece Australia, Ltd.                                               159,501           933,954
 * Reinsurance Australia Corp., Ltd.                                   399,993           154,383
 * Reliance Mining, Ltd.                                                91,651            29,373
*# Resolute Mining, Ltd.                                               287,264           257,903
 * Resonance Health, Ltd.                                               29,264             2,914
   RG Capital Radio, Ltd.                                               45,370            92,670
 # Ridley Corp., Ltd.                                                  593,143           542,400
   Roberts, Ltd.                                                        10,418            55,087
 * Roc Oil Co., Ltd.                                                   273,120           299,520
   Rock Building Society, Ltd.                                          11,373            27,928
   Ross Human Directions, Ltd.                                          42,066            20,162
 * Rural Press, Ltd.                                                    38,633           207,654
   S8, Ltd.                                                             80,476            63,232
   Salmat, Ltd.                                                         66,912           166,691
   Schaffer Corp., Ltd.                                                 33,766           328,286
   SDI, Ltd.                                                            40,163           277,709
 * Sedimentary Holdings, Ltd.                                          264,237            41,334
   Select Harvests, Ltd.                                                45,548           211,355
 * Senetas Corp., Ltd.                                                 240,406            10,657
   Servcorp, Ltd.                                                      156,000           222,644
   Seven Network, Ltd.                                                  28,361           103,290
 * SFE Corp., Ltd.                                                      72,967           338,467
 * Silex System, Ltd.                                                  235,100           134,295
   Sims Group, Ltd.                                                     50,097           392,918
   Skilled Engineering, Ltd.                                           147,971           293,281
   Smorgon Steel Group, Ltd.                                           221,547           169,052
 * SMS Management & Technology, Ltd.                                   329,600            68,173
 * Solution 6 Holdings, Ltd.                                           402,138           255,462
 * Sons of Gwalia, Ltd.                                                 76,934           147,803
   Southern Cross Broadcasting
     (Australia), Ltd.                                                  33,058           254,470
*# Southern Pacific Petroleum NL                                       698,740   $       119,669
   SP Telecommunications, Ltd.                                         318,303           317,647
   SPC Ardmona, Ltd.                                                   345,724           330,499
   Spotless Group, Ltd.                                                 73,128           258,424
 * St. Barbara Mines, Ltd.                                             375,500            12,872
   Star Games, Ltd.                                                    132,410           101,078
 * Starpharma Holdings, Ltd.                                           107,300            55,835
 * Straits Resources, Ltd.                                             212,913           149,282
 * Strategic Minerals Corp. NL                                         358,100            50,983
 * Strathfield Group, Ltd.                                             336,916            34,843
 * Striker Resources NL                                                435,484            15,528
 # STW Communications Group, Ltd.                                      238,716           536,665
   Sunland Group, Ltd.                                                 349,278           257,357
   Sydney Aquarium, Ltd.                                                49,135           164,775
 * Sydney Gas, Ltd.                                                    351,119           207,711
   Symex Holdings, Ltd.                                                163,000           147,546
   Tandou, Ltd.                                                          3,410             3,858
 * Tap Oil, Ltd.                                                       269,296           280,313
   Technology One, Ltd.                                                587,800           222,027
   Tectonic Resources NL                                               155,738            32,197
 * Television & Media Services, Ltd.                                 2,000,584            42,806
 # Tempo Service, Ltd.                                                 184,359           139,480
   Thakral Holdings Group                                              948,383           439,776
   The Gribbles Group, Ltd.                                            780,300           169,674
   Ticor, Ltd.                                                         455,148           406,719
 # Timbercorp, Ltd.                                                    369,115           357,785
 * Titan Resources NL                                                  188,493            41,642
 * Tooth & Co., Ltd.                                                   153,000            16,312
   Transfield Services, Ltd.                                            75,900           279,114
   Triako Resources, Ltd.                                               25,400            27,313
   Troy Resources NL                                                    72,048           150,669
   Trust Company of Australia, Ltd.                                     41,099           219,978
*# Uecomm, Ltd.                                                        845,897           237,986
 # United Group, Ltd.                                                  170,233           600,613
   UXC, Ltd.                                                           181,293            95,676
 * VeCommerce, Ltd.                                                     13,680            12,875
*# Ventracor, Ltd.                                                     331,714           330,961
 * Victoria Petroleum NL                                               463,964             7,622
 # Villa World, Ltd.                                                   185,574           168,671
*# Village Roadshow, Ltd.                                              591,536           781,303
 * Virotec International NL                                            298,151            95,294
   Vision Systems, Ltd.                                                274,105           168,193
 * Voicenet (Australia), Ltd.                                          495,284            14,844
   Volante Group, Ltd.                                                 125,700           107,562
   Waterco, Ltd.                                                        22,304            38,343
   Watpac, Ltd.                                                        133,333            72,358
   Wattyl, Ltd.                                                        136,317           369,548
 * Webster, Ltd.                                                        33,551            15,829
   Wide Bay Capricorn Building Society,
     Ltd.                                                               26,958           127,806
 * Worley Group, Ltd.                                                   32,111            68,580
 * Yates, Ltd.                                                          60,281             1,894
                                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $57,070,964)                                                                 60,727,898
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.4%)
*  Australian Dollar
     (Cost $736,097)                                                                     732,315
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                                        ------            ------
PREFERRED STOCKS -- (0.1%)
 * Southern Cross Broadcasting
     (Australia), Ltd. Preferred                                        11,744   $       100,566
 * Village Roadshow, Ltd. 2% Class A                                    55,477            53,796
                                                                                 ---------------
 TOTAL PREFERRED STOCKS
   (Cost $203,293)                                                                       154,362
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                          1                 0
 * Autron Corp., Ltd. 05/27/04                                         229,667             8,195
 * Axon Instruments, Inc. Options
     01/02/07                                                           16,148                 0
 * Gradipore, Ltd. Options 09/01/04                                     17,371             3,967
 * Kimberley Diamond Co. NL Rights                                      34,258                 0
 * Metal Storm, Ltd. Options 08/06/04                                        1                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)                                                                              12,162
                                                                                 ---------------
TOTAL -- AUSTRALIA
  (Cost $58,010,452)                                                                  61,626,737
                                                                                 ---------------
SINGAPORE -- (25.1%)
COMMON STOCKS -- (25.1%)
 * Acma, Ltd.                                                        3,040,700           115,786
 * Airocean Group, Ltd.                                              1,649,000           334,637
 * Alliance Technology & Development,
     Ltd.                                                              156,000             9,631
   Amtek Engineering, Ltd.                                             799,625           541,544
   Apollo Enterprises, Ltd.                                            193,000            50,498
   Armstrong Industrial Corp.                                        1,460,000           132,822
   ASA Group Holdings, Ltd.                                            586,000            96,408
   Ascott Group, Ltd.                                                1,807,250           436,404
   Aussino Group, Ltd.                                                 967,000           319,279
   Benjamin (F.J.) Holdings, Ltd.                                    1,095,000           142,133
 # Beyonics Technology, Ltd.                                         1,556,640           421,182
   Blu Inc. Group, Ltd.                                                729,000           103,124
   Bonvests Holdings, Ltd.                                             825,000           220,498
   Brilliant Manufacturing, Ltd.                                     1,855,000           765,445
 * Broadway Industrial Group, Ltd.                                     461,000            72,902
   Bukit Sembawang Estates, Ltd.                                        71,334           564,216
   Central Properties, Ltd.                                             66,000         1,445,387
   Ch Offshore, Ltd.                                                   823,200           179,034
   Chemical Industries (Far East), Ltd.                                105,910            59,425
 * China Merchants Holdings Pacific, Ltd.                              652,000           208,018
*# Chip Eng Seng Corp., Ltd.                                         1,775,000           157,259
   Chosen Holdings, Ltd.                                             1,284,000           182,413
   Chuan Hup Holdings, Ltd.                                          4,385,000         1,265,685
   Chuan Soon Huat Industrial Group,
     Ltd.                                                              614,000           106,666
   CIH, Ltd.                                                           475,542           756,658
 * CK Tang, Ltd.                                                       614,000            98,701
 * Compact Metal Industries, Ltd.                                      643,000            17,122
   Courts Singapore, Ltd.                                              495,000           198,557
 * CSC Holdings, Ltd.                                                  672,000            13,785
   CSE Global, Ltd.                                                  1,262,000           438,533
   CWT Distribution, Ltd.                                              461,500           131,900
 * Eagle Brand Holdings, Ltd.                                        5,158,000           227,990
 # Eastern Asia Technology, Ltd.                                     1,676,600           299,606
*# Eastern Asia Technology, Ltd.
     Series A                                                          167,660            37,460
   Eastgate Technology, Ltd.                                           870,000            69,124
 * Econ International, Ltd.                                          2,267,000   $        59,982
   ECS Holdings, Ltd.                                                1,375,000           271,515
   Eng Wah Organisation, Ltd.                                          265,000            47,038
 * Firstlink Investments Corp., Ltd.                                   995,000           149,535
 * Freight Links Express Holdings, Ltd.                              3,368,000           189,467
   Frontline Technologies Corp., Ltd.                                3,170,000           271,534
   Fu Yu Manufacturing, Ltd.                                         1,819,000           941,851
   Fuji Offset Plates Manufacturing, Ltd.                               33,750             5,906
   GB Holdings, Ltd.                                                   200,000            95,049
 # Ges International, Ltd.                                           2,909,000         1,078,544
   GK Goh Holdings, Ltd.                                             1,494,000           693,300
   Goodpack, Ltd.                                                    1,592,000           885,491
   GP Industries, Ltd.                                               1,516,000           891,683
   Guocoland, Ltd.                                                   1,215,000           756,745
   Hiap Moh Corp., Ltd.                                                 34,874             6,170
   Ho Bee Investment, Ltd.                                             761,000           118,308
   Hong Fok Corp., Ltd.                                              1,796,000           277,318
   Hong Leong Asia, Ltd.                                             1,048,000         1,010,952
 * Horizon Education & Technologies,
     Ltd.                                                            2,054,000           145,794
   Hotel Grand Central, Ltd.                                           875,280           182,475
   Hotel Plaza, Ltd.                                                 1,189,000           389,270
   Hotel Properties, Ltd.                                            1,675,000         1,004,983
   Hour Glass, Ltd.                                                    298,000           105,807
 # HTL International Holdings, Ltd.                                  1,471,875           934,325
   Huan Hsin Holdings, Ltd.                                          1,138,400           630,678
   Hup Seng Huat, Ltd.                                                 900,200           100,790
   Hwa Hong Corp., Ltd.                                              2,488,000           679,683
 # IDT Holdings, Ltd.                                                  718,000           900,025
 * Inno-Pacific Holdings, Ltd.                                         680,000            10,080
 # Innovalues Precision, Ltd.                                          520,000           218,643
   International Factors (Singapore), Ltd.                             290,000            89,154
 * Internet Technology Group, Ltd.                                     874,408            25,730
 * Interra Resources, Ltd.                                             185,430            20,753
 * Intraco, Ltd.                                                       292,500            68,893
   Isetan (Singapore), Ltd.                                            122,500           206,375
 # Jaya Holdings, Ltd.                                               2,733,000         1,325,520
   JK Yaming International, Ltd.                                       907,000           204,794
   Jurong Cement, Ltd.                                                 132,500            71,057
   Jurong Engineering, Ltd.                                            137,000           193,611
 # Jurong Technologies Industrial Corp.,
     Ltd.                                                            1,446,000         1,187,135
 * K1 Ventures, Ltd.                                                 5,340,500           818,256
   Keppel Telecommunications and
     Transportation, Ltd.                                            2,058,000           971,475
   Khong Guan Flour Milling, Ltd.                                       19,000            18,133
   Kian Ann Engineering, Ltd.                                          868,000            97,405
   Kian Ho Bearings, Ltd.                                              521,000            58,568
   Koh Brothers, Ltd.                                                1,494,000            87,616
 * L & M Group Investments, Ltd.                                     7,107,100            62,682
   Labroy Marine, Ltd.                                               3,343,000           923,029
 * Lantrovision (S), Ltd.                                            1,117,500            65,987
   Lee Kim Tah Holdings, Ltd.                                        1,600,000           231,517
 * Leong Hin Holdings, Ltd.                                            526,000            38,587
 * Liang Huat Aluminum, Ltd.                                         1,477,000            43,810
 * Lion Asiapac, Ltd.                                                  473,000            36,497
   Low Keng Huat Singapore, Ltd.                                       372,000            94,293
   Lum Chang Holdings, Ltd.                                          1,134,030           141,690
 # Magnecomp International, Ltd.                                       931,000           293,955
 * Manufacturing Integration Technology,
     Ltd.                                                              588,000            66,178

                                                                        SHARES            VALUE+
                                                                        ------            ------
   MCL Land, Ltd.                                                    1,427,000   $     1,150,612
 * Mediaring.Com, Ltd.                                               3,410,000           300,644
   Metro Holdings, Ltd.                                              2,256,960           651,732
   MMI Holdings, Ltd.                                                1,994,000           351,954
   Multi-Chem, Ltd.                                                  1,263,000           238,193
   Nera Telecommunications, Ltd.                                     1,450,000           456,345
   New Toyo Intenational Holdings, Ltd.                              1,043,000           365,915
   Norelco Centreline Holdings, Ltd.                                   941,000           642,079
 * Orchard Parade Holdings, Ltd.                                     1,084,022           257,920
 # Osim International, Ltd.                                          1,638,000         1,044,311
   Ossia International, Ltd.                                           708,000            79,706
   Pan-United Corp., Ltd.                                            2,193,000           469,936
 * Pan-United Marine, Ltd.                                           1,096,500           193,415
   PCI, Ltd.                                                           734,000           328,371
   Pentex-Schweizer Circuits, Ltd.                                   1,240,000           218,625
   Pertama Holdings, Ltd.                                              459,750            77,112
   Popular Holdings, Ltd.                                            1,813,000           494,493
 # PSC Corp., Ltd.                                                   4,088,000           276,698
   Qian Hu Corp., Ltd.                                                 408,200           150,371
   Robinson & Co., Ltd.                                                284,832           962,380
   Rotary Engineering, Ltd.                                          1,624,000           473,532
 * San Teh, Ltd.                                                       838,406           236,230
   SBS Transit, Ltd.                                                 1,011,000           892,027
   Sea View Hotel, Ltd.                                                 66,000           161,799
 * Seatown Corp., Ltd.                                                 101,000             1,782
   Sembawang Kimtrans, Ltd.                                          1,295,000           114,613
   Sin Soon Huat, Ltd.                                               1,307,000            50,004
   Sing Investments & Finance, Ltd.                                     94,500            92,116
 # Singapore Food Industries, Ltd.                                   1,707,000           812,794
   Singapore Reinsurance Corp., Ltd.                                 1,540,935           231,742
 * Singapore Shipping Corp., Ltd.                                    1,930,000           334,985
   Singapura Finance, Ltd.                                             139,250           111,499
   SMB United, Ltd.                                                  2,010,000           216,110
   SNP Corp., Ltd.                                                     466,495           274,687
 * SP Corp., Ltd.                                                      454,000            18,530
   Ssangyong Cement (Singapore), Ltd.                                  236,000           143,142
   Stamford Land Corp., Ltd.                                         3,229,000           437,337
   Straits Trading Co., Ltd.                                         1,117,200         1,241,084
 * Sunright, Ltd.                                                      378,000            91,926
   Superbowl Holdings, Ltd.                                            490,000            67,705
   Superior Metal Printing, Ltd.                                       490,500            58,930
 * Thakral Corp., Ltd.                                               6,028,000           514,313
   Tiong Woon Corp. Holding, Ltd.                                      906,000           199,886
 * Transmarco, Ltd.                                                    106,500            60,359
   Trek 2000 International, Ltd.                                     1,004,000           346,459
   TSM Resources, Ltd.                                               1,502,000           301,163
*# TT International, Ltd.                                            1,758,000           315,562
 * Tuan Sing Holdings, Ltd.                                          3,362,000           176,912
 * Ultro Technologies, Ltd.                                            530,000            43,883
 # Unisteel Technology, Ltd.                                           974,000           698,596
   United Engineers, Ltd.                                              846,666           772,988
   United Overseas Insurance, Ltd.                                     125,500           258,235
   United Pulp & Paper Co., Ltd.                                       354,000            99,991
   UOB-Kay Hian Holdings, Ltd.                                       1,602,000           919,393
   Vicom, Ltd.                                                         120,000            66,202
   WBL Corp., Ltd.                                                     647,000         1,165,218
 * Xpress Holdings, Ltd.                                             1,392,000            48,820
 * Yongnam Holdi                                                     1,004,000            11,877
                                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $57,015,596)                                                                 51,488,716
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $52,992)                                                              $        53,455
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                         236,300               695
                                                                                 ---------------
TOTAL -- SINGAPORE
   (Cost $57,068,588)                                                                 51,542,866
                                                                                 ---------------
HONG KONG -- (24.5%)
COMMON STOCKS -- (24.5%)
 * 139 Holdings, Ltd.                                                6,200,000            19,761
   ABC Communications (Holdings), Ltd.                                 930,000            52,479
   Aeon Credit Service (Asia) Co., Ltd.                                740,000           445,749
   ALCO Holdings, Ltd.                                                 740,000           199,247
 * Allan International Holdings, Ltd.                                  592,000           103,420
 * Allied Group, Ltd.                                                5,592,000           459,039
 * Allied Properties, Ltd.                                             802,600           321,536
 * Anex International Holdings, Ltd.                                   152,000             2,229
 * Applied International Holdings, Ltd.                              1,243,000            17,379
 * APT Satellite Holdings, Ltd.                                        599,000           134,049
 * Artel Solutions Group Holdings, Ltd.                              2,315,000            86,925
   Arts Optical International Holdings,
     Ltd.                                                              468,000           149,973
   Asia Aluminum Holdings, Ltd.                                        196,000            21,384
 * Asia Commercial Holdings, Ltd.                                       72,800             4,022
   Asia Financial Holdings, Ltd.                                     1,976,908           438,955
 * Asia Logistics Technologies, Ltd.                                 2,214,000             6,286
   Asia Satellite Telecommunications
     Holdings, Ltd.                                                     42,500            66,271
 * Asia Standard International Group,
     Ltd.                                                            6,780,000           252,465
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                              521,000            15,590
   Associated International Hotels, Ltd.                               898,000           707,172
   Automated Systems Holdings, Ltd.                                    340,000            58,738
   Baltrans Holdings, Ltd.                                             376,000           104,876
 * Beijing Development (Hong Kong),
     Ltd.                                                              166,000            27,878
 * Bossini International Holdings, Ltd.                                900,750           131,780
   Bright International Group, Ltd.                                    710,000            77,333
   Cafe de Coral Holdings, Ltd.                                         90,000            83,145
 * Capital Prosper, Ltd.                                               480,000             2,615
 * Capital Strategic Investment, Ltd.                                  122,000             3,176
 * Cash Financial Services Group, Ltd.                                  27,018             1,059
 * Casil Telecommunications Holdings,
     Ltd.                                                            1,420,000            71,906
 * Catic International Holdings, Ltd.                                5,332,000            96,515
   CCT Telecom Holdings, Ltd.                                          472,970            63,003
 * CEC International Holdings, Ltd.                                    210,000             4,048
 * Celestial Asia Securities Holdings,
     Ltd.                                                              426,036            26,818
 * Central China Enterprises, Ltd.                                      21,040             7,503
 # Champion Technology Holdings, Ltd.                                1,329,386           213,192
   Chaoda Modern Agriculture
     (Holdings), Ltd.                                                  364,000           112,305
   Chen Hsong Holdings, Ltd.                                         1,210,000           713,806
   Cheuk Nang (Holdings), Ltd.                                         112,501            31,659
 * Cheung Tai Hong Holdings, Ltd.                                      100,920             3,689
   Chevalier International Holdings, Ltd.                              441,482           265,753

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Chevalier Itech Holdings, Ltd.                                      355,250   $        41,938
 * China Aerospace International
     Holdings, Ltd.                                                  3,384,000           201,727
 * China Bio-Medical Group Limited                                     415,000             7,987
 * China City Natural Gas Holdings, Ltd.                            10,488,000            28,200
 * China Digicontent Co., Ltd.                                       2,710,000             3,477
 * China Everbright International, Ltd.                              3,945,000           209,780
 * China Everbright Technology, Ltd.                                 3,244,000           133,243
 * China Gas Holdings, Ltd.                                          2,026,000           156,267
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                  1,909,000           117,648
 # China Insurance International
     Holdings Co., Ltd.                                                198,000            93,954
 * China Investments Holdings, Ltd.                                    210,000             4,527
 * China Motion Telecom International,
     Ltd.                                                              257,000            16,398
   China Motor Bus Co., Ltd.                                            74,000           467,708
 * China Nan Feng Group, Ltd.                                           28,800               240
   China National Aviation Co., Ltd.                                   278,000            47,747
   China Online (Bermuda), Ltd.                                        423,200            54,098
   China Pharmaceutical Enterprise and
     Investment Corp., Ltd.                                            206,000            62,154
   China Rare Earth Holdings, Ltd.                                   1,180,000           158,898
   China Resources Land, Ltd.                                        2,658,000           353,609
   China Resources Logic, Ltd.                                       3,796,000           428,176
 * China Rich Holdings, Ltd.                                         3,380,000            17,625
 * China Sci-Tech Holdings, Ltd.                                     2,786,000             7,138
 * China Star Entertainment, Ltd.                                      440,292            44,599
 * China Strategic Holdings, Ltd.                                    1,368,500            82,400
 # China Travel International Investment,
     Ltd.                                                              624,000           109,640
   Chinney Investments, Ltd.                                         1,144,000            84,818
   Chow Sang Sang Holdings
     International, Ltd.                                               721,400           222,033
   Chuangs China Investments, Ltd.                                   1,347,000            61,292
 * Chuang's Consortium International,
     Ltd.                                                            1,858,884           108,654
   Chun Wo Holdings, Ltd.                                            1,671,917           173,552
   Chung Tai Printing Holdings, Ltd.                                   548,000            87,842
 * CITIC 21CN Co., Ltd.                                                178,000            19,631
 * CITIC Resources Holdings, Ltd.                                      492,000            57,559
   City e Solutions, Ltd.                                              186,000            19,989
 # City Telecom (H.K.), Ltd.                                         1,070,000           202,454
 * Clear Media, Ltd.                                                    75,000            66,357
 * Climax International Co., Ltd.                                      296,000             1,060
   CNPC (Hong Kong), Ltd.                                              640,000            82,944
 * CNT Group, Ltd.                                                   3,078,000            96,705
 * Coastal Greenland, Ltd.                                           2,440,000            51,308
 * Compass Pacific Holdings, Ltd.                                      624,000            19,867
 * Computer & Technologies Holdings,
     Ltd.                                                              432,000            77,595
   Continental Holdings, Ltd.                                           98,825             9,194
   Continental Mariner Investment Co.,
     Ltd.                                                            1,328,000           232,635
 * COSCO International Holdings, Ltd.                                2,573,600           353,718
 # Coslight Technology International
     Group, Ltd.                                                       626,000           224,919
 * Cosmos Machinery Enterprises, Ltd.                                1,024,000            44,672
 * Crocodile Garments, Ltd.                                          1,539,000            51,164
   Cross Harbour Tunnel Co., Ltd.                                      381,725           197,382
*# Culturecom Holdings, Ltd.                                         3,767,000           219,589
 * Dah Hwa International Holdings, Ltd.                              1,062,000   $        21,429
 * Dan Form Holdings Co., Ltd.                                       2,386,600            92,741
   Daqing Petroleum & Chemical Group,
     Ltd.                                                            1,375,000            74,216
   Dickson Concepts International, Ltd.                                453,000           401,469
   Digital China Holdings, Ltd.                                      1,416,000           408,522
 * DVN Holdings, Ltd.                                                  744,490           200,403
 * Dynamic Global Holdings, Ltd.                                     3,522,000            35,443
   Dynamic Holdings, Ltd.                                              244,000            27,717
 * Easyknit International Holdings, Ltd.                               282,860             3,612
*# Eforce Holdings, Ltd.                                             2,620,000            67,232
   Egana Jewelry and Pearls                                            331,789            63,794
 # Eganagoldfeil Holdings Ltd.                                       2,017,235           403,833
   Elec & Eltek International Holdings,
     Ltd.                                                            3,078,790           553,728
 * Emperor International Holdings, Ltd.                                 90,436            46,519
 * e-New Media Co., Ltd.                                               320,000             8,793
 * eSun Holdings, Ltd.                                                 653,600            25,881
 * Extrawell Pharmaceutical Holdings,
     Ltd.                                                            3,220,000           118,260
 * Ezcom Holdings, Ltd.                                                 72,576             3,243
 * Fairwood Holdings, Ltd.                                              42,600             8,654
 # Far East Consortium International,
     Ltd.                                                            1,914,086           316,684
 * Far East Hotels & Entertainment, Ltd.                             1,853,000            73,443
   Far East Pharmaceutical Technology
     Co., Ltd.                                                       3,216,000           370,861
   First Sign International Holdings, Ltd.                           1,424,000            50,365
   Fong's Industries Co., Ltd.                                          74,000            60,243
 * Forefront International Holdings, Ltd.                              658,000            48,122
 * Fortuna International Holdings, Ltd.                              9,344,000            16,744
 * Foundation Group, Ltd.                                               83,800             1,083
 * Founder Holdings, Ltd.                                            1,854,000           201,747
   Fountain Set Holdings, Ltd.                                         134,000            98,031
   Four Seas Frozen Food Holdings, Ltd.                                347,184            54,738
   Four Seas Mercantile Holdings, Ltd.                                 592,000           212,679
 * Fujian Holdings, Ltd.                                               237,800             5,480
   Fujikon Industrial Holdings, Ltd.                                   532,000            67,965
 * Fushan Holdings, Ltd.                                             2,566,000            97,112
 * GeoMaxima Energy Holdings, Ltd.                                   5,810,000            86,039
   Global China Group Holdings, Ltd.                                 3,022,000           170,485
   Global Green Tech Group, Ltd.                                     1,336,000           116,557
 * Global Tech (Holdings), Ltd.                                      5,612,000            61,329
   Glorious Sun Enterprises, Ltd.                                    1,650,000           486,839
   Gold Peak Industries (Holdings), Ltd.                             1,059,250           312,469
 * Goldbond Group Holdings, Ltd. New                                 2,609,500            46,919
   Golden Resources Development
     International, Ltd.                                             1,456,500            62,654
 * Gold-Face Holdings, Ltd.                                          2,003,600           138,819
   Goldlion Holdings, Ltd.                                           1,438,000           110,570
   Golik Holdings, Ltd.                                                930,500            38,197
   Good Fellow Group, Ltd.                                           3,488,000           158,875
 * Gorient Holdings, Ltd.                                                7,370               101
 * Great Wall Cybertech, Ltd.                                       15,795,170            20,266
   Group Sense (International), Ltd.                                 2,062,000           222,090
   Guangdong Brewery Holdings, Ltd.                                  2,212,000           502,623
 * Guangnan Holdings, Ltd.                                          14,216,000           218,787
   Guangzhou Investment Co., Ltd.                                    1,070,000            96,552
 * Guo Xin Group, Ltd.                                               3,640,000            42,383
 * Guorun Holdings Ltd.                                                230,000            20,979
   GZI Transport, Ltd.                                               1,820,000           513,512

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Hang Fung Gold Technology, Ltd.                                     762,000   $       125,921
   Hang Ten Group Holdings, Ltd.                                       585,039               900
   Hanny Holdings, Ltd.                                                186,658            74,426
 * Hansom Eastern Holdings, Ltd.                                     3,473,235            24,360
   Harbour Centre Development, Ltd.                                    517,000           511,010
   Harbour Ring International Holdings,
     Ltd.                                                              636,000            57,889
 * Hen Fung Holdings, Ltd.                                           1,740,000            33,600
   Henderson China Holdings, Ltd.                                      815,000           391,895
   Hengan International Group Co., Ltd.                                 98,000            57,373
   High Fashion International, Ltd.                                    268,000            39,913
 * HKR International, Ltd.                                           1,884,860           568,172
 * Hon Kwok Land Investment Co., Ltd.                                  572,535           104,432
   Hong Kong Catering Management,
     Ltd.                                                              512,000            56,029
 * Hong Kong Construction Holdings,
     Ltd.                                                              970,000            59,028
   Hong Kong Ferry (Holdings) Co., Ltd.                                671,300           667,260
 * Hong Kong Parkview Group, Ltd.                                    1,130,000            72,493
 * Hong Kong Pharmaceuticals
     Holdings, Ltd.                                                  1,834,000            55,062
   Hongkong Chinese, Ltd.                                            2,126,000           272,285
 * Hop Hing Holdings, Ltd.                                             660,265            25,415
   Hopson Development Holdings, Ltd.                                 1,246,000           320,370
 * Hsin Chong Construction Group, Ltd.                               1,569,658            69,431
 * Huabao International Holdings, Ltd.                                  19,300             3,226
 * Hualing Holdings, Ltd.                                            1,344,000            39,410
   Hung Hing Printing Group, Ltd.                                       34,000            25,504
 * Hycomm Wireless, Ltd.                                             4,709,000            51,497
   I-Cable Communications, Ltd.                                        191,000            73,386
 * I-China Holdings, Ltd.                                            3,757,566             8,196
   IDT International, Ltd.                                           4,028,486           919,340
 * Imagi International Holdings, Ltd.                                  137,400            24,612
 * Innomaxx Biotechnology Group, Ltd.                                3,050,000            62,868
 * Interchina Holdings Co., Ltd.                                     8,130,000           217,994
 * Inworld Group, Ltd.                                                   2,036                12
 * ITC Corp., Ltd.                                                     466,157            19,204
   JCG Holdings, Ltd.                                                   84,000            60,215
 * Junefield Department Store Group,
     Ltd.                                                              256,000             3,365
   K Wah International Holdings, Ltd.                                3,009,831           478,552
   K. Wah Construction Materials, Ltd.                               2,404,949           215,981
 * Kader Holdings Co., Ltd.                                            545,600            10,565
   Karrie International Holdings, Ltd.                                 488,000           126,823
   Keck Seng Investments (Hong Kong),
     Ltd.                                                              858,600           142,917
   Kee-Shing Holdings Co., Ltd.                                        886,000            71,487
   Kin Yat Hldgs                                                       586,000            84,973
 * King Fook Holdings, Ltd.                                          1,000,000            51,187
 * King Pacific International Holdings,
     Ltd.                                                            1,404,200            21,980
   Kingdee International Software Group
     Co., Ltd.                                                         638,000           216,636
   Kingmaker Footwear Holdings, Ltd.                                 1,058,750           383,203
 * Kong Sun Holdings, Ltd.                                           2,198,000             6,750
   Kowloon Development Co., Ltd.                                       604,000           484,848
 * KPI Co., Ltd.                                                       264,000             3,328
   KTP Holdings, Ltd.                                                  560,400            53,883
 * Kwong Sang Hong International, Ltd.                               1,434,000           123,220
   Kwoon Chung Bus Holdings, Ltd.                                      556,000            80,830
 * Lai Sun Development Co., Ltd.                                     7,592,000           149,482
 * Lai Sun Garment (International), Ltd.                             2,325,000   $        90,985
   Lam Soon (Hong Kong), Ltd.                                          302,310            99,761
 * Le Saunda Holdings, Ltd.                                            236,000            13,195
 * Leadership Publishing Group, Ltd.                                   250,511             2,114
 * Leading Spirit High-Tech Holdings
     Co., Ltd.                                                       2,310,000             2,964
   Lerado Group (Holding) Co., Ltd.                                  1,048,000           184,290
 * LifeTec Group, Ltd.                                               1,383,000            30,515
 * Lippo, Ltd.                                                       1,074,760           263,972
   Liu Chong Hing Bank, Ltd.                                            73,000            92,202
   Liu Chong Hing Investment, Ltd.                                     635,200           401,039
   Luk Fook Holdings (International),
     Ltd.                                                              690,000           110,570
   Luks Industrial Group, Ltd.                                         645,555           104,231
   Lung Kee (Bermuda) Holdings, Ltd.                                 1,071,875           456,142
 * MACRO-LINK International Holdings,
     Ltd.                                                            1,036,250            29,360
 * Mae Holdings, Ltd.                                                2,220,000             4,006
 * Magnificent Estates, Ltd.                                         8,368,000            59,281
 * Magnum International Holdings, Ltd.                                 300,000             3,849
   Mainland Headwear Holdings, Ltd.                                    410,000           131,396
 * Mansion House Group, Ltd.                                         1,820,000            70,741
   Matrix Holdings, Ltd.                                               402,000            90,058
 * Mei Ah Entertainment Group, Ltd.                                  1,142,000            39,767
   Melbourne Enterprises, Ltd.                                          45,500           175,137
   Midas International Holdings, Ltd.                                  774,000            55,565
   Midland Realty (Holding), Ltd.                                    1,110,000           263,766
 * Millennium Group, Ltd.                                            1,392,000            19,370
 * Min Xin Holdings, Ltd.                                              753,200           126,666
   Miramar Hotel & Investment Co., Ltd.                                 84,000            79,508
 * Morning Star Resources, Ltd.                                      1,845,000            13,087
   Moulin International Holdings, Ltd.                                 699,274           441,817
   Nanyang Holdings, Ltd.                                              137,500           133,405
 * National Electronics Holdings, Ltd.                               2,156,000            70,526
 * New China Merchants Dichain                                       7,160,000            99,199
   New Island Printing Holdings, Ltd.                                  176,000            15,356
 * New World China Land, Ltd.                                          222,000            53,483
 * New World Cyberbase, Ltd.                                            25,220                94
 * New World TMT, Ltd.                                               1,380,600           145,651
   Newocean Green Energy Holdings,
     Ltd.                                                            3,931,200            69,054
 * Next Media, Ltd.                                                    220,000            74,810
   Ngai Lik Industrial Holdings, Ltd.                                1,556,000           604,212
*# Onfem Holdings, Ltd.                                              1,266,000            97,211
   Orient Power Holdings, Ltd.                                         804,000           106,200
 * Oriental Metals, Ltd.                                               711,780           233,907
   Oriental Press Group, Ltd.                                          230,000            78,972
   Oriental Watch Holdings, Ltd.                                       398,000            72,420
 # Pacific Andes International Holdings,
     Ltd.                                                            1,172,000           193,923
 # Pacific Century Insurance Holdings,
     Ltd.                                                            1,272,000           480,613
 * Pacific Plywood Holdings, Ltd.                                    4,430,000            23,975
   Paul Y. ITC Construction Holdings,
     Ltd.                                                            2,262,856           189,243
   Peace Mark Holdings, Ltd.                                         1,120,514           215,741
   Pegasus International Holdings, Ltd.                                226,000            34,499
   Perfectech International Holdings,
     Ltd.                                                              571,450            58,726
   Pico Far East Holdings, Ltd.                                      1,190,000            77,934
   Playmates Holdings, Ltd.                                          2,223,000           288,430

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Pokfulam Development Co., Ltd.                                      234,000   $        73,461
 * Poly Investments Holdings, Ltd.                                   2,670,000            62,709
   Prime Success International Group,
     Ltd.                                                            2,366,000           135,395
 # Proview International Holdings, Ltd.                                944,000           217,885
*# QPL International Holdings, Ltd.                                  1,191,000           296,222
   Quality Healthcare Asia, Ltd.                                       133,800            30,815
 * Rainbow International Holdings, Ltd.                                  2,036                20
   Raymond Industrial, Ltd.                                            605,400           213,396
*# Regal Hotels International Holdings,
     Ltd.                                                           11,656,000           361,078
 * Rexcapital International Holdings, Ltd.                           1,272,905            14,487
 * Riche Multi-Media Holdings, Ltd.                                    706,000           296,726
 * Rivera Holdings, Ltd.                                             3,620,000           116,128
 * Riverhill Holdings, Ltd.                                              2,036                28
   Road King Infrastructure, Ltd.                                      449,000           331,137
 * Roadshow Holdings, Ltd.                                           1,456,000           143,628
   S.A.S.Dragon Holdings, Ltd.                                       1,696,000           199,825
   SA SA International Holdings, Ltd.                                1,872,000           694,145
   Safety Godown Co., Ltd.                                             408,000           146,576
   Saint Honore Holdings, Ltd.                                         128,000            22,909
 * San Miguel Brewery Hong Kong, Ltd.                                  612,800           130,474
   SCMP Group, Ltd.                                                    224,000            89,701
   Sea Holdings, Ltd.                                                  832,000           203,593
 * Seapower Resources International,
     Ltd.                                                              151,680             1,741
 * SEEC Media Group, Ltd.                                            2,550,000           158,831
   Shanghai Allied Cement, Ltd.                                      1,152,080            75,647
 * Shanghai Century Holdings, Ltd.                                   7,142,000           130,259
 * Shanghai Land Holdings, Ltd.                                      1,464,000            64,805
 # Shanghai Real Estates, Ltd.                                       2,234,000           177,317
   Shaw Brothers Hong Kong, Ltd.                                       134,000           130,666
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                              730,792           164,875
   Shenyin Wanguo (Hong Kong), Ltd.                                    847,500            90,002
   Shenzhen International Holdings, Ltd.                             1,682,500            59,410
   Shougang Concord Century Holdings,
     Ltd.                                                            1,676,000           184,717
 * Shougang Concord Grand (Group),
     Ltd.                                                            1,701,000           125,867
 * Shougang Concord International
     Enterprises Co., Ltd.                                           4,166,000           205,313
 * Shougang Concord Technology
     Holdings, Ltd.                                                  2,639,809           219,242
 * Shui On Construction & Materials,
     Ltd.                                                              468,000           404,987
 * Shun Ho Resources Holdings, Ltd.                                    483,000            20,451
 * Shun Ho Technology Holdings, Ltd.                                 1,037,452            45,660
   Silver Grant International Industries,
     Ltd.                                                            2,087,000           433,257
 * Sincere Co., Ltd.                                                   505,500            24,245
 # Singamas Container Holdings, Ltd.                                   838,000           429,203
   Sino Golf Holdings, Ltd.                                            438,000            80,335
 * Sinocan Holdings, Ltd.                                              350,000             1,751
 * Sino-I.com, Ltd.                                                 19,383,158           359,196
   Sinolink Worldwide Holdings, Ltd.                                 3,933,600           458,712
   Sinopec Kantons Holdings, Ltd.                                    1,638,000           220,595
 * Skynet (International Group)
     Holdings, Ltd.                                                    244,240               313
   SNP Leefung Holdings, Ltd.                                          144,000            22,182
 * Softbank Investment International
     (Strategic), Ltd.                                               7,398,000   $        98,715
 * Solartech International Holdings, Ltd.                               49,600             2,058
   South China Brokerage Co., Ltd.                                   4,872,000            30,161
   South China Industries, Ltd.                                      1,124,000            64,018
   Southeast Asia Properties & Finance,
     Ltd.                                                              263,538            37,052
   Starlight International Holdings, Ltd.
     (New)                                                           1,311,292           185,598
   Starlite Holdings, Ltd.                                             694,000            74,741
 * Stelux Holdings International, Ltd.                               1,307,702            46,509
 * Styland Holdings, Ltd.                                              101,808               327
   Sun Hing Vision Group Holdings, Ltd.                                358,000           159,326
   Sun Hung Kai & Co., Ltd.                                          2,048,600           481,464
 * Sun Innovation Holdings, Ltd.                                     1,420,360             3,271
 * Sun Media Group Holdings, Ltd.                                    9,814,000            35,140
 * Sunday Communications, Ltd.                                       4,441,000           282,279
   Sunway International Holdings, Ltd.                                 866,000            30,261
 * Suwa International Holdings, Ltd.                                 1,062,000            26,498
 * Tack Hsin Holdings, Ltd.                                            542,000             9,385
   Tai Cheung Holdings, Ltd.                                         1,013,000           370,839
   Tai Fook Securities Group, Ltd.                                     590,000            91,633
   Tai Sang Land Development, Ltd.                                     471,984           122,455
   Tak Shun Technology Group, Ltd.                                   2,088,000            82,991
   Tak Sing Alliance Holdings, Ltd.                                  2,909,865           100,609
 # Tan Chong International, Ltd.                                       666,000           128,033
   TCC International Holdings, Ltd.                                  1,124,000           195,914
 * Technology Venture Holdings, Ltd.                                   586,000            16,665
 * Termbray Industries International
     (Holdings), Ltd.                                                2,304,900           124,269
   Tern Properties Co., Ltd.                                            61,200            12,564
 * The Sun's Group, Ltd.                                            17,004,000            21,817
 * Tian An China Investments Co., Ltd.                               1,238,275           294,659
   Tian Teck Land, Ltd.                                              1,098,000           315,996
 # Tianjin Development Holdings, Ltd.                                1,118,000           387,626
 * Titan Petrochemicals Group, Ltd.                                    640,000            44,324
 * Tomorrow International Holdings, Ltd.
     New                                                               165,000            21,276
   Tonic Industries Holdings., Ltd.                                    920,000            49,443
   Top Form International, Ltd.                                      1,586,000           243,591
 * Tristate Holdings, Ltd.                                             138,000            23,903
   Truly International Holdings, Ltd.                                   66,000            90,963
   Tungtex (Holdings) Co., Ltd.                                        788,000           293,403
 * Tysan Holdings, Ltd.                                              1,040,773            40,643
 * U-Cyber Technology Holdings, Ltd.                                   432,800             8,226
 * United Power Investment, Ltd.                                     1,664,000            32,486
 * Universal Holdings Ltd.                                           2,770,000            22,738
 * Universe International Holdings, Ltd.                               573,339             4,777
   U-Right International Holdings, Ltd.                              2,040,000            91,598
   USI Holdings, Ltd.                                                  928,999           113,098
 # Van Shung Chong Holdings, Ltd.                                      359,335            66,364
 * Vanda Systems & Communications
     Holdings, Ltd.                                                  2,534,000           148,934
 # Varitronix International, Ltd.                                      507,344           500,751
   Veeko International Holdings, Ltd.                                1,420,000            32,795
   Victory City International Holdings,
     Ltd.                                                              839,768           328,303
   Vitasoy International Holdings, Ltd.                              1,423,000           325,008
 * Wah Ha Realty Co., Ltd.                                             278,600            42,538
 * Wah Nam International                                                38,696               853
   Wai Kee Holdings, Ltd.                                            1,265,738           214,928

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Wang ON Group Ltd New                                                47,897   $         5,836
   Wellnet Holdings, Ltd.                                            2,059,200            97,721
 * Winfoong International, Ltd.                                      1,210,000            32,527
   Wing On Co. International, Ltd.                                     565,000           579,375
   Wing Shan International, Ltd.                                       896,000            46,593
 * Winsan China Investment Group, Ltd.                               1,296,000            49,585
   Wong's International (Holdings), Ltd.                               737,641            89,850
 * Wonson International Holdings, Ltd.                               4,040,000            10,342
   World Houseware (Holdings), Ltd.                                    605,700            23,691
*# Xinao Gas Holdings, Ltd.                                          1,094,000           515,681
   Y. T. Realty Group, Ltd.                                            965,000            57,287
   Yangtzekiang Garment Manufacturing
     Co., Ltd.                                                         405,000            75,657
 * Yanion International Holdings, Ltd.                                 118,000             8,898
 * Yaohan International Holdings, Ltd.                                 974,000                 0
 * Yau Lee Holdings, Ltd.                                              534,000            26,338
   YGM Trading, Ltd.                                                   228,000           134,437
   Yip's Chemical Holdings, Ltd.                                       674,000           136,687
   Yugang International, Ltd.                                       11,916,000           113,072
 * Yunnan Enterprises Holdings, Ltd.                                   240,000            12,284
 * Zhu Kuan Development Co., Ltd.                                      646,000            32,633
                                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $74,974,804)                                                                 50,256,573
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $23,294)                                                                       23,293
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
*  China Travel International Investment,
     Ltd. Warrants 05/31/06                                            124,800                 0
*  Easyknit International Holdings, Ltd.
     Rights 06/07/04                                                   141,430                 0
*  Quality Healthcare Asia, Ltd.
     Warrants 01/12/04                                                  26,760               755
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                 755
                                                                                 ---------------
TOTAL -- HONG KONG
   (Cost $74,998,098)                                                                 50,280,621
                                                                                 ---------------
NEW ZEALAND -- (9.1%)
COMMON STOCKS -- (9.1%)
*  AFFCO Holdings, Ltd.                                              1,935,950           304,360
   Cavalier Corp., Ltd.                                                283,674           849,900
   CDL Hotels NZ, Ltd.                                               1,387,344           357,407
   CDL Investments NZ, Ltd.                                            306,025            53,840
   Colonial Motor Co., Ltd.                                            126,795           232,638
*  Cue Energy Resources NL                                             452,354            20,168
   DB Breweries, Ltd.                                                  312,589         1,591,228
   Ebos Group, Ltd.                                                    112,108           235,719
*  Evergreen Forests, Ltd.                                             323,301            81,670
   Hallenstein Glassons Holdings, Ltd.                                 241,638           447,449
   Hellaby Holdings, Ltd.                                              201,679           635,846
   Horizon Energy Distribution, Ltd.                                    40,420            99,159
*  Kingsgate International Corp., Ltd.                                 479,679            93,136
   Met Lifecare, Ltd.                                                  270,895           382,388
   Michael Hill International, Ltd.                                    156,746           566,477
*  New Zealand Oil & Gas, Ltd.                                         584,872   $       263,674
   New Zealand Refining Co., Ltd.                                       84,779         1,014,305
*  New Zealand Rural Properties, Ltd.                                   38,372                 0
   Northland Port Corp. (New Zealand),
     Ltd.                                                              219,997           378,068
   Nuplex Industries, Ltd.                                             271,267           863,175
*  Pacific Retail Group, Ltd.                                          194,156           268,890
   Port of Tauranga, Ltd.                                              541,952         1,734,911
   Powerco, Ltd.                                                       804,832         1,076,673
*  Provenco Group, Ltd.                                                281,600           127,390
   Pyne Gould Guinness, Ltd.                                           229,634           226,070
   Restaurant Brand New Zealand, Ltd.                                  369,175           282,949
*  Richina Pacific, Ltd.                                               309,644            77,754
*  Rubicon, Ltd.                                                       995,760           519,144
   Ryman Healthcare Group, Ltd.                                        415,999           652,837
   Sanford, Ltd.                                                       418,047         1,273,833
   Scott Technology, Ltd.                                               60,842           123,018
*  Seafresh Fisheries                                                   80,520             1,417
*  Sky City Leisure, Ltd.                                               15,236             8,689
   South Port New Zealand, Ltd.                                         30,744            26,699
   Steel & Tube Holdings, Ltd.                                         379,638           929,660
*  Tasman Farms                                                        157,056                 0
   Taylors Group, Ltd.                                                  29,646            48,754
   Tourism Holdings, Ltd.                                              402,452           416,683
*  Trans Tasman Properties, Ltd.                                     2,311,308           580,679
   Waste Management NZ, Ltd.                                           430,471         1,246,446
   Williams & Kettle, Ltd.                                              57,558            97,652
   Wrightson, Ltd.                                                     597,701           526,077
                                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $13,954,178)                                                                 18,716,832
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $5,223)                                                                         5,229
                                                                                 ---------------
TOTAL -- NEW ZEALAND
   (Cost $13,959,401)                                                                 18,722,061
                                                                                 ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.                                                          7,260                 0
                                                                                 ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                             10,000             3,395
 * Promet Berhad                                                     1,143,000            87,229
 * Rekapacific Berhad                                                  473,000                 0
 * RNC Corp. Berhad                                                     33,000             3,560
 * Saship Holdings Berhad                                              223,520            52,351
 * Versatile Creative Berhad                                             3,000               280
 * Wing Tiek Holdings Berhad                                            95,800            22,437
                                                                                 ---------------
TOTAL -- MALAYSIA
   (Cost $1,278,766)                                                                     169,252
                                                                                 ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
*# Sansui Electric Co., Ltd.                                           252,000            80,062
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT             VALUE+
                                                                   ------             ------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (11.1%)
 Repurchase Agreement, PNC Capital Markets, Inc.
   0.89%, 06/01/04 (Collateralized by $3,765,000
   FMC Discount Notes 1.13%, 08/12/04, valued at
   $3,755,588) to be repurchased at $3,700,366
   (Cost $3,700,000)                                           $         3,700   $     3,700,000
 Repurchase Agreement, Mizuho Securities USA
   1.00%, 06/01/04 (Collateralized by $37,418,998
   U.S. Treasury Strips, maturities ranging from
   02/15/16 to 02/15/17, valued at $19,766,812 to be
   repurchased at $19,381,380 (Cost $19,379,227)^                       19,379        19,379,227
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $228,420,439)++                                                         $   205,500,826
                                                                                 ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $228,472,450.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
UNITED KINGDOM -- (98.1%)
COMMON STOCKS -- (98.0%)
   4imprint P.L.C.                                                      50,375   $       128,238
   600 Group P.L.C.                                                    100,910           116,445
   Abacus Group P.L.C.                                                  75,000           417,960
   Abbeycrest P.L.C.                                                    42,590            51,600
   Abbot Group P.L.C.                                                  239,595           765,886
   Aberdeen Asset Management P.L.C.                                    303,617           425,345
   Acal P.L.C.                                                          20,971           191,418
 * Acambis P.L.C.                                                      137,000           814,283
 * Advanced Medical Solutions P.L.C.                                    29,802             5,060
 * Advanced Power Components, Ltd.                                      47,871            10,791
   AEA Technology P.L.C.                                                72,381           267,361
   AGA Food Service Group P.L.C.                                       174,500           781,156
   Aggreko P.L.C.                                                      339,200           930,678
 * AIM Group P.L.C.                                                     32,063            50,556
 * Air Partner P.L.C.                                                   11,763            88,162
 * Airflow Streamlines P.L.C.                                           20,500            21,988
   Airsprung Furniture Group P.L.C.                                     58,000            65,399
   Alba P.L.C.                                                         105,025         1,459,986
   Alexandra P.L.C.                                                     86,243           157,835
   Alexon Group P.L.C.                                                 116,632           705,851
 * Alizyme P.L.C.                                                      182,900           435,175
   Alpha Airports Group P.L.C.                                         392,541           564,523
   Alphameric P.L.C.                                                   172,688           256,630
   Alumasc Group P.L.C.                                                100,245           262,461
   Alvis P.L.C.                                                        191,010           987,161
   Amberley Group P.L.C.                                               200,000            40,302
   Amec P.L.C.                                                          49,000           240,718
   Amstrad P.L.C.                                                      149,652           501,949
 * Anglesey Mining P.L.C.                                               55,000             3,908
   Anglo Eastern Plantations P.L.C.                                     57,166           160,067
   Anglo Pacific Group P.L.C.                                           98,309           103,244
 * Anite Group P.L.C.                                                  467,715           411,682
 * Antisoma P.L.C.                                                     301,298            92,608
 * API Group P.L.C.                                                     51,500            60,070
 * Applied Optical Technologies P.L.C.                                  75,383            43,611
 * Arena Leisure P.L.C.                                                480,268           407,138
 * Argonaut Games, Ltd.                                                100,000            12,051
   Arla Foods UK P.L.C.                                                815,293           829,002
   Arm Holdings P.L.C.                                                 127,000           273,261
   Arriva P.L.C.                                                       129,697           927,211
 * Ashtead Group P.L.C.                                                374,989           168,780
   Ashtenne Holdings P.L.C.                                             93,880           643,872
   Atkins Ws P.L.C.                                                    127,815         1,296,111
 * Atrium Underwriting P.L.C.                                           56,779           204,459
   Austin Reed Group P.L.C.                                             68,999           183,356
   Autologic Holdings P.L.C.                                            58,180           303,297
 * Autonomy Corp. P.L.C.                                               143,486           580,567
   Avesco P.L.C.                                                        29,998            51,759
   Aveva Group P.L.C.                                                   23,026           219,521
   Avis Europe P.L.C.                                                  863,316         1,491,219
   Avon Rubber P.L.C.                                                   36,672           138,237
 * AWG P.L.C.                                                           16,000           180,122
 * Axis-Shield P.L.C.                                                   58,284           170,228
   Axon Group P.L.C.                                                    59,468           138,290
   Babcock International Group P.L.C.                                  310,464   $       637,156
   Baggeridge Brick P.L.C.                                              98,000           279,860
 * Bailey (C.H.) P.L.C.                                                109,500            15,559
 * Bailey (C.H.) P.L.C. Class B                                         10,000             6,600
 * Baltimore Technologies P.L.C.                                        60,656            49,132
   Barr (A.G.) P.L.C.                                                   43,000           579,720
   Beattie (James) P.L.C.                                              132,247           295,492
   Belhaven Brewery Group P.L.C.                                        39,070           315,461
 * Bell Group P.L.C.                                                    42,600           134,824
   Bellway P.L.C.                                                      127,364         1,763,001
   Ben Bailey P.L.C.                                                    26,000           203,851
   Benchmark Group P.L.C.                                              138,813           704,261
   Bespak P.L.C.                                                        55,918           550,949
 * Biocompatibles International P.L.C.                                  45,777           151,134
 * Bioquell P.L.C.                                                      50,194           123,413
   Biotrace International P.L.C.                                        75,000           179,026
   Birse Group P.L.C.                                                  421,901           114,154
   Black Arrow Group P.L.C.                                             56,500            72,513
   Blacks Leisure Group P.L.C.                                          60,959           468,508
   Bloomsbury Publishing P.L.C.                                         94,003           426,887
 * BNB Resources P.L.C.                                                 89,395            31,891
   Body Shop International P.L.C.                                      235,793           670,964
   Bodycote International P.L.C.                                       403,922         1,063,172
   Boot (Henry) P.L.C.                                                  47,000           322,895
   Bovis Homes Group P.L.C.                                            157,801         1,479,223
   BPP Holdings P.L.C.                                                 106,500           616,608
 * Bradstock Group P.L.C.                                                5,200             4,195
   Brammer (H.) P.L.C.                                                 119,123           290,388
 * Brandon Hire P.L.C.                                                  37,654            87,881
   Brewin Dolphin Holdings P.L.C.                                      260,332           353,026
 * Bristol Water Group P.L.C.                                           31,800           217,760
   Britannic P.L.C.                                                    243,326         1,537,002
   British Polythene Industries P.L.C.                                  56,740           303,150
   British Vita P.L.C.                                                 223,303         1,054,501
   Brixton P.L.C.                                                      296,900         1,579,635
 * Broadcastle P.L.C.                                                   42,033            60,947
 * Brown & Jackson P.L.C.                                              296,819           285,922
 * Brown & Jackson P.L.C. Issue 04                                      84,805            81,692
   Brown (N) Group P.L.C.                                              392,889           740,109
   BSS Group P.L.C.                                                     47,905           622,875
 * BTG P.L.C.                                                          220,220           460,594
   Burtonwood Brewery P.L.C.                                            38,000           243,313
   Business Post Group P.L.C.                                           70,934           647,796
   BWD Securities P.L.C.                                                29,403           231,995
   Caffyns P.L.C.                                                        6,000            78,922
 * Cairn Energy P.L.C.                                                 183,836         3,562,290
 * Cambridge Antibody Technology
     Group P.L.C.                                                       38,149           362,068
 * Cammell Laird Holdings P.L.C.                                       256,158            28,179
   Capital & Regional P.L.C.                                            83,991           758,498
   Capital Radio P.L.C.                                                105,550           880,398
   Carclo P.L.C.                                                       100,463            72,700
   Care UK P.L.C.                                                       64,835           346,810
   Carillion P.L.C.                                                    286,809           876,596
 * Carlisle Holdings, Ltd.                                               8,709            54,884
   Carpetright P.L.C.                                                  113,500         2,069,326

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Carr's Milling Industries P.L.C.                                     19,000   $       115,859
   Castings P.L.C.                                                      79,000           267,948
 * Cenes Pharmaceuticals P.L.C.                                        298,612            56,476
   Chamberlin & Hill P.L.C.                                             18,000            51,250
   Chapelthorpe P.L.C.                                                 627,680           189,986
   Character Group P.L.C.                                               59,041            86,848
   Charles Taylor Consulting P.L.C.                                     67,918           344,200
 * Charter P.L.C.                                                      159,633           364,414
 * Che Group P.L.C.                                                     51,533            41,277
   Chemring Group P.L.C.                                                49,000           385,554
 * Chesnara P.L.C.                                                      92,900           178,844
 * Chime Communications P.L.C.                                         230,438           141,501
   Chloride Group P.L.C.                                               485,500           436,371
   Christie Group P.L.C.                                                53,263            97,350
   Chrysalis Group P.L.C.                                              286,082           968,921
   Churchill China P.L.C.                                               30,000           116,997
   Clarkson (Horace) P.L.C.                                             44,733           403,049
 * Clinical Computing P.L.C.                                            46,666            17,068
   Clinton Cards P.L.C.                                                433,380           656,416
 * CLS Holdings P.L.C.                                                 152,907           879,018
   CML Microsystems P.L.C.                                              28,361           176,846
   Colefax Group P.L.C.                                                 60,000           110,007
   Collins Stewart Tullett P.L.C.                                       31,538           254,157
 * Colt Telecom Group P.L.C.                                           257,000           395,915
   Comino Group P.L.C.                                                  11,100            36,461
   Communisis P.L.C.                                                   237,134           447,546
   Compel Group P.L.C.                                                   5,000             8,203
   Computacenter P.L.C.                                                 51,000           364,681
 * Cookson Group P.L.C.                                              2,289,168         1,819,079
   Coral Products P.L.C.                                                50,000            40,945
 * Corporate Services Group P.L.C.                                   1,114,371           202,008
   Cosalt P.L.C.                                                        30,700           190,442
 * Costain Group P.L.C.                                                468,659           352,491
   Countryside Property P.L.C.                                         102,264           409,881
 * Countrywide P.L.C.                                                  185,800           955,537
   Courts P.L.C.                                                       110,722           532,758
   Cox Insurance Holdings P.L.C.                                       417,814           524,916
   Cranswick P.L.C.                                                     54,941           390,681
   Crest Nicholson P.L.C.                                              267,250         1,648,327
   Creston P.L.C.                                                       28,278            76,309
   Croda International P.L.C.                                          176,035           903,221
   Cropper (James) P.L.C.                                               22,000            59,427
 * Culver Holdings P.L.C.                                                  338                81
   Daejan Holdings P.L.C.                                               25,000           945,840
   Dairy Crest Group P.L.C.                                            165,769         1,234,953
 * Dana Petroleum P.L.C.                                                98,651           481,118
 * Danka Business Systems P.L.C.                                        85,000            83,217
   Dart Group P.L.C.                                                    74,000           168,697
   Davis Service Group P.L.C.                                          227,016         1,525,749
 * Dawson Holdings P.L.C.                                               83,245           239,435
 * Dawson International P.L.C.                                         100,688            19,318
 * DCS Group P.L.C.                                                     10,000             3,090
   De la Rue P.L.C.                                                    223,000         1,331,823
   Dechra Pharmaceiticals P.L.C.                                        67,432           160,616
   Delta P.L.C.                                                        200,000           289,815
   Deltron Electronics P.L.C.                                            9,339            11,214
 * Densitron International P.L.C.                                       74,175            26,098
   Derwent Valley Holdings P.L.C.                                       90,000         1,379,094
   Development Securities P.L.C.                                        50,000           339,374
   DeVere Group P.L.C.                                                 132,501         1,069,913
   Devro P.L.C.                                                        213,653           412,529
   Dewhurst P.L.C.                                                       9,000   $        21,946
   Dewhurst P.L.C. Class A Non-Voting                                   15,500            32,823
   DFS Furniture Co. P.L.C.                                            135,600         1,069,031
   Diagonal P.L.C.                                                     104,323            69,674
   Dickinson Legg Group P.L.C.                                          11,935             5,148
   Dicom Group P.L.C.                                                   30,000           428,165
 * Dimension Data Holdings P.L.C.                                      939,000           526,653
   Diploma P.L.C.                                                       30,191           294,257
   Domestic & General Group P.L.C.                                      47,868           526,345
   Domino Printing Sciences P.L.C.                                     355,935         1,216,022
   Domnick Hunter Group P.L.C.                                          47,242           301,171
 * Dowding & Mills P.L.C.                                              336,440            67,810
   DTZ Holdings P.L.C.                                                 114,500           327,458
 * Duelguide Units P.L.C.                                                3,971            39,155
   Dyson Group P.L.C.                                                   42,750           224,318
   East Surrey Holdings P.L.C.                                         112,648           676,108
 * Easynet Group P.L.C.                                                158,575           290,715
 * Ebookers P.L.C.                                                      89,700           450,132
 * Edinburgh Oil & Gas P.L.C.                                           47,564           137,908
 * Eidos P.L.C.                                                        150,900           328,100
   Eldridge Pope & Co. P.L.C.                                           25,000            69,310
   Eleco P.L.C.                                                        104,685            58,426
   Electronic Data Processing P.L.C.                                    55,200            63,070
 * Elementis P.L.C.                                                    573,383           376,394
 * Emerald Energy P.L.C.                                             3,205,540           101,888
 * Emess P.L.C.                                                        288,250            43,056
   Ennstone P.L.C.                                                     295,323           200,188
 * Enodis P.L.C.                                                       524,429           798,442
   Estates & General P.L.C.                                             10,000            38,976
   Eurocopy P.L.C.                                                      41,051            29,337
 * Eurodis Electron P.L.C.                                           1,230,802           115,166
   Euromoney Institutional
     Investors P.L.C.                                                  117,550           816,481
   European Colour P.L.C.                                               82,090            26,967
   European Motor Holdings P.L.C.                                      118,325           437,375
 * European Telecom P.L.C.                                               7,000                 0
 * Evans of Leeds Contingent
     Units P.L.C.                                                       80,000                 0
   Expro International Group P.L.C.                                     74,744           370,127
   Fenner P.L.C.                                                       144,722           273,430
 * Ferguson International
      Holdings P.L.C.                                                   89,105            44,110
   Ferraris Group P.L.C.                                                63,540           121,776
 * Fibernet Group P.L.C.                                                70,153           133,783
 * FII Group P.L.C.                                                     41,166             5,095
   Filtronic P.L.C.                                                     98,438           543,600
   Financial Objects P.L.C.                                              7,000             5,137
   Findel P.L.C.                                                       142,288           998,925
   First Choice Holidays P.L.C.                                        648,683         1,423,992
   First Technology P.L.C.                                             128,111           689,227
   Fisher (James) & Sons P.L.C.                                         76,000           379,339
   FKI P.L.C.                                                          702,700         1,428,568
   Forminster P.L.C.                                                    43,333            16,370
   Forth Ports P.L.C.                                                  142,983         2,990,417
   Fortress Holdings P.L.C.                                            120,728            58,104
 * Fortune Oil P.L.C.                                                1,805,243           189,074
   Freeport P.L.C.                                                      35,006           221,978
   French Connection Group P.L.C.                                      125,000           993,645
   Fuller, Smith & Turner P.L.C. Series A                               20,000           234,947
   Fulmar P.L.C.                                                       107,500           147,709
   Future Network P.L.C.                                               430,444           493,474

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Galliford Try P.L.C.                                                517,870   $       472,895
   Game Group P.L.C.                                                   534,000           594,687
   Games Workshop Group P.L.C.                                          41,013           488,138
   Gaming International P.L.C.                                          14,000            11,294
 * Garton Engineering P.L.C.                                            10,248                 0
 * Gaskell P.L.C.                                                       36,000             9,917
   GB Group P.L.C.                                                     250,000            89,245
   Geest P.L.C.                                                         97,588         1,046,634
 * Get Group P.L.C.                                                     13,200            49,051
   Gibbs & Dandy P.L.C.                                                  9,000            51,953
   Gleeson (M.J.) Group P.L.C.                                          22,471           460,503
 * Glotel P.L.C.                                                        49,741           101,535
   Go-Ahead Group P.L.C.                                                40,000           903,604
   Goldshield Group P.L.C.                                              42,212           191,253
   Gowrings P.L.C.                                                       5,000             5,638
   Grainger Trust, Ltd.                                                 33,075         1,028,757
   Great Portland Estates P.L.C.                                       272,408         1,311,337
   Greene King P.L.C.                                                   80,593         1,345,783
 * Greenwich Resources P.L.C.                                          438,664            16,085
   Greggs P.L.C.                                                        26,000         1,613,385
 * Gresham Computing P.L.C.                                             65,768           372,592
   Guiness Peat Group P.L.C.                                         1,025,981         1,252,805
   GWR Group P.L.C.                                                    170,000           798,089
 * Gyrus Group P.L.C.                                                  110,664           406,578
   Halma P.L.C.                                                        489,564         1,342,522
   Halstead (James) Group P.L.C.                                        52,208           424,027
 * Hampson Industries P.L.C.                                           250,757            93,276
 * Hampton Trust P.L.C.                                                232,050             7,977
 * Hardy Underwriting Group P.L.C.                                      40,318           186,182
   Hardys & Hansons P.L.C.                                              48,000           442,876
 * Hartstone Group P.L.C.                                              240,263             8,395
 * Harvey Nash Group P.L.C.                                            183,750           230,484
   Havelock Europa P.L.C.                                               27,660            47,641
 * Hawtin P.L.C.                                                       196,500            32,425
   Haynes Publishing Group P.L.C.                                       14,703            89,860
   Headlam Group P.L.C.                                                152,974         1,146,673
   Heath (Samuel) & Sons P.L.C.                                          7,500            54,316
   Helical Bar P.L.C.                                                   46,000           702,439
   Helphire Group P.L.C.                                               159,600           575,345
   Henlys Group P.L.C.                                                 133,303            39,034
   Hercules Property Services P.L.C.                                    25,132           130,651
   Heywood Williams Group P.L.C.                                       140,400           200,099
   Highbury House
     Communications P.L.C.                                             439,166           160,843
   Highway Insurance Holdings P.L.C.                                   467,933           284,049
   Hill & Smith Holdings P.L.C.                                         86,850           157,629
   Hiscox P.L.C.                                                       387,778         1,096,445
   Hit Entertainment P.L.C.                                            195,791         1,071,792
   Hitachi Capital (UK) P.L.C.                                          53,912           198,403
   Holidaybreak P.L.C.                                                  92,974           869,965
 * Homeserve P.L.C.                                                     86,400         1,061,022
   Homestyle Group P.L.C.                                               76,141           122,768
   Hornby P.L.C.                                                        10,000           187,903
   House of Fraser P.L.C.                                              395,650           840,971
   Hunting P.L.C.                                                      223,174           596,088
   Huntleigh Technology P.L.C.                                          66,958           432,702
   Huntsworth P.L.C.                                                   135,000            55,291
 * Hyder Consulting P.L.C.                                              16,308            41,660
 * IAF Group P.L.C.                                                     30,000             6,325
   IFX Group P.L.C.                                                     34,486            61,652
 * Imagination Technologies
     Group P.L.C.                                                      239,934   $       373,222
 * IMS Group P.L.C.                                                     75,000             6,188
   Incepta Group P.L.C.                                                280,643           429,811
   Inchcape P.L.C.                                                      20,000           577,805
 * Industrial & Commercial
      Holdings P.L.C.                                                    5,000               137
   Infast Group P.L.C.                                                 301,224           123,085
 * Intec Telecom Systems P.L.C.                                        275,141           320,417
   Intelek P.L.C.                                                       99,880            19,624
 * Intertek Group P.L.C.                                                70,100           695,867
   Intserve P.L.C.                                                     179,459           833,338
 * Invensys P.L.C.                                                   5,864,457         1,746,088
 * Inveresk P.L.C.                                                     150,000            38,609
 * IQE P.L.C.                                                          132,400            26,167
   ISIS Asset Management P.L.C.                                        199,626           656,212
   Isoft Group P.L.C.                                                  210,764         1,494,736
   Isotron P.L.C.                                                       50,325           429,477
   Ite Group P.L.C.                                                    374,735           387,964
   Itnet P.L.C.                                                         90,278           480,899
   Jarvis P.L.C.                                                       230,379           347,566
 * Jarvis Porter Group P.L.C.                                           99,894            37,088
   JJB Sports P.L.C.                                                   308,125         1,426,339
   JKX Oil and Gas P.L.C.                                              220,533           323,972
   John David Group P.L.C.                                             114,500           442,969
   Johnson Service Group P.L.C.                                        125,535           897,811
   Johnston Group P.L.C.                                                26,000           140,626
 * Kalamazoo Computer Group P.L.C.                                      56,120             1,801
   KBC Advanced Technologies P.L.C.                                     25,000            13,443
   Keller Group P.L.C.                                                 123,128           488,996
   Kensington Group P.L.C.                                              71,789           551,496
 * Kewill Systems P.L.C.                                                88,409            96,878
   Kidde P.L.C.                                                        232,000           483,625
   Kier Group P.L.C.                                                    51,293           591,895
   Kiln P.L.C.                                                         271,733           408,358
 * Kingston Communications P.L.C.                                      453,332           512,495
   Kleeneze P.L.C.                                                      84,300           177,912
 * Knowledge Support Systems
     Group P.L.C.                                                       25,000               367
   Laing (John) P.L.C.                                                 301,961         1,183,895
   Laird Group P.L.C.                                                  163,100           858,567
   Lambert Howarth Group P.L.C.                                         32,592           174,986
 * Lastminute.com P.L.C.                                               258,882           876,814
 * Laura Ashley Holdings P.L.C.                                        623,937           157,536
   Lavendon Group P.L.C.                                                50,092           119,833
 * Leeds United P.L.C.                                                  66,000               181
   Lincat Group P.L.C.                                                  19,000           140,256
   Linton Park P.L.C.                                                   39,000           293,525
   Linx Printing Technologies P.L.C.                                    27,000           171,616
   Litho Supplies P.L.C.                                                20,000            17,422
   London Bridge Software
     Holdings P.L.C.                                                   215,910           376,037
 * London Clubs International P.L.C.                                   293,962           685,237
   London Industrial P.L.C.                                             22,308           657,855
   London Merchant Securities P.L.C.                                   324,905         1,031,678
   London Scottish Bank P.L.C.                                         263,000           627,960
   Lookers P.L.C.                                                       53,160           286,711
 * Lorien P.L.C.                                                        60,000            97,275
   Low & Bonar P.L.C.                                                  132,598           261,673
   Luminar P.L.C.                                                       99,500           803,665
   Lupus Capital P.L.C.                                                191,787            56,367

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * M.L. Laboratories P.L.C.                                            298,631   $       100,910
   Macfarlane Group P.L.C.                                             228,287           104,830
   Macro 4 P.L.C.                                                       42,500           131,774
   Maiden Group P.L.C.                                                  16,800            68,719
   Mallett P.L.C.                                                       24,837           121,129
   Management Consulting Group P.L.C.                                  310,972           184,468
   Manchester United P.L.C.                                            377,176         1,668,761
   Manganese Bronze Holdings P.L.C.                                     32,184           138,796
   Marlborough Stirling P.L.C.                                         300,047           333,427
   Marshalls P.L.C.                                                    225,800         1,187,353
 * Martin International Holdings P.L.C.                                135,800            58,679
 * Marylebone Warwick Balfour
     Group P.L.C.                                                      124,686           123,218
 * Matalan P.L.C.                                                       84,701           282,971
   Mayflower Corp. P.L.C.                                              550,636            68,145
   McAlpine (Alfred) P.L.C.                                            196,111           995,759
   McBride P.L.C.                                                      202,000           524,364
   McCarthy & Stone P.L.C.                                             194,968         1,959,002
   McKay Securities P.L.C.                                              68,500           266,765
 * Medical Solutions P.L.C.                                            126,658            99,360
 * Medisys P.L.C.                                                      513,463            92,407
   Meggitt P.L.C.                                                      360,317         1,659,334
   Mentmore P.L.C.                                                     236,561           490,958
   Menzies (John) P.L.C.                                                76,229           606,406
 * Merant P.L.C.                                                       172,500           600,913
   Merchant Retail Group P.L.C.                                        185,666           531,166
   Merrydown P.L.C.                                                     59,927           102,111
   Mersey Docks & Harbour Co. P.L.C.                                   104,554         1,323,046
   Metal Bulletin P.L.C.                                                95,500           358,780
   Metalrax Group P.L.C.                                               358,740           546,843
   MFI Furniture Group P.L.C.                                           60,855           166,698
   Mice Group P.L.C.                                                   139,909           179,377
   Michael Page International P.L.C.                                   436,800         1,355,326
 * Microgen P.L.C.                                                      98,405           106,669
   Millennium and Copthorne
     Hotels P.L.C.                                                      80,633           467,987
   Minerva P.L.C.                                                      220,430           970,153
   Mitie Group P.L.C.                                                  500,000         1,053,188
   Molins P.L.C.                                                        68,000           202,543
   Monsoon P.L.C.                                                       71,000           225,222
 * Morgan Crucible Company P.L.C.                                      330,666           727,958
   Morgan Sindall P.L.C.                                                66,000           532,724
   Morse P.L.C.                                                        171,777           407,928
   Moss Brothers Group P.L.C.                                          163,400           220,005
   Mowlem (John) & Co. P.L.C.                                          341,969         1,182,358
   MS International P.L.C.                                              71,500            44,041
   MSB International P.L.C.                                             16,000            21,165
   Mtl Instruments Group P.L.C.                                         14,748            58,913
   Mucklow (A & J) Group P.L.C.                                        175,000           923,987
 * My Travel Group P.L.C.                                              628,934           100,751
   National Express Group P.L.C.                                        25,000           319,431
   Nestor Healthcare Group P.L.C.                                      180,200           443,019
 * New Avesco P.L.C.                                                    29,998            30,250
   Newcastle United P.L.C.                                             148,923           101,026
   NHP P.L.C.                                                          281,875         1,022,806
   Nichols P.L.C.                                                       66,550           149,805
   Nord Anglia Education P.L.C.                                         29,624           122,202
   Northamber P.L.C.                                                    75,888           105,048
   Northern Foods P.L.C.                                               527,042         1,495,546
 * Northgate Information Solutions P.L.C.                              659,558           721,684
   Northgate P.L.C.                                                    118,200         1,361,972
   Novar P.L.C.                                                        526,365   $     1,206,099
 * NSB Retail P.L.C.                                                   461,606           222,253
 * NXT P.L.C.                                                          101,922           184,493
   Ocean Wilsons Holdings, Ltd.                                         84,250           243,643
 * OEM P.L.C.                                                           12,000            12,431
 * Orbis P.L.C.                                                         11,428             3,149
 * Osmetech P.L.C.                                                     669,354            49,130
   Ottakar's P.L.C.                                                     30,000           222,791
   Owen (H.R.) P.L.C.                                                   34,000           128,191
 * Oxford Biomedica, Ltd.                                              412,582           126,567
   Oxford Instruments P.L.C.                                            63,163           272,316
 * Pace Micro Technology P.L.C.                                        319,767           299,277
   Paladin Resources P.L.C.                                            427,630           953,097
 * Palmaris Capital P.L.C.                                              42,500             9,229
   Paragon Group of Companies P.L.C.                                   153,200           910,670
 * Parity Group P.L.C.                                                 241,406            44,336
   Park Group P.L.C.                                                   291,600           158,136
   Partridge Fine Arts P.L.C.                                           58,000            66,463
   Pendragon P.L.C.                                                    239,375         1,355,979
   Penna Consulting P.L.C.                                              33,000            83,709
   Peterhouse Group P.L.C.                                              85,427           304,835
 * Pharmagene P.L.C.                                                   160,000           140,030
 * Photo-Me International P.L.C.                                       513,175           887,039
   PHS Group P.L.C.                                                    692,231           977,356
 * Phytopharm P.L.C.                                                    56,696           161,443
   Pillar Property P.L.C.                                              150,588         1,545,559
   Pittards P.L.C.                                                      60,985            53,127
   Planit Holdings P.L.C.                                              235,000           114,153
 * Plantation & General P.L.C.                                          70,623            23,307
 * Plasmon P.L.C.                                                      100,000           342,213
   Portmeirion Group P.L.C.                                             22,856            70,191
   Porvair P.L.C.                                                       62,000           123,904
 * PPL Therapeutics P.L.C.                                              43,529             3,591
   Premier Farnell P.L.C.                                               18,000            79,867
 * Premier Oil P.L.C.                                                  105,748         1,028,623
 * Pressac P.L.C.                                                       78,129            18,583
   Primary Health Properties P.L.C.                                     23,784            96,032
 * Probus Estates P.L.C.                                                83,333             1,360
 * Protherics P.L.C.                                                   506,828           481,138
 * Provalis P.L.C.                                                     375,538            42,174
   PSD Group P.L.C.                                                     43,500           188,420
 * Psion P.L.C.                                                        548,800           570,818
   PZ Cuzzons P.L.C.                                                    29,000           579,329
 * QA P.L.C.                                                           158,950            11,987
 * Queens Moat Houses P.L.C.                                           159,000            24,779
   Quintain Estates &
     Development P.L.C.                                                158,650         1,156,875
 * QXL Ricardo P.L.C.                                                      130               953
   RAC P.L.C.                                                          142,900         1,736,997
   Radamec Group P.L.C.                                                 35,000            24,667
   Radstone Technology P.L.C.                                           40,384           248,933
   Ransom (William) & Son P.L.C.                                        30,000            27,666
 * Redbus Imterhouse P.L.C.                                            206,250            27,877
   Redrow P.L.C.                                                       212,951         1,292,262
 * Redstone P.L.C.                                                     257,485            40,162
   Reed Health Group P.L.C.                                            155,333           169,827
   Reg Vardy P.L.C.                                                    103,597         1,008,142
   Regent Inns P.L.C.                                                  162,667           115,889
   Reliance Security Group P.L.C.                                       26,998           265,843
   Renishaw P.L.C.                                                     146,806         1,257,006
   Renold P.L.C.                                                       144,000           198,248

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Restaurant Group P.L.C.                                             241,516   $       371,734
   Ricardo P.L.C.                                                      114,409           392,465
   Richmond Foods P.L.C.                                                30,683           281,049
 * Richmond Oil & Gas P.L.C.                                           220,000                 0
   RM P.L.C.                                                           119,174           297,544
 * RMS Communications P.L.C.                                            15,000                 0
   Robert Wiseman Dairies P.L.C.                                       105,437           456,719
   ROK property solutions P.L.C.                                        58,166           369,821
   Rotork P.L.C.                                                       185,440         1,296,919
   Roxboro Group P.L.C.                                                  9,304            49,265
 * Royal Doulton P.L.C.                                                240,000            35,785
   Royalblue Group P.L.C.                                               47,200           446,391
   RPC Group P.L.C.                                                    116,100           362,329
   RPS Group P.L.C.                                                    257,158           565,646
   Rugby Estates P.L.C.                                                  9,100            43,825
   Rutland Trust P.L.C.                                                174,255           115,016
   S & U P.L.C.                                                         21,140           198,701
 * Safeland P.L.C.                                                      25,000            24,064
   Salvesen (Christian) P.L.C.                                         334,415           303,878
   Sanctuary Group P.L.C.                                              444,589           391,481
   Savills P.L.C.                                                      104,000           846,434
 * Scapa Group P.L.C.                                                  163,581            84,493
 * Scipher P.L.C.                                                       34,563             1,519
   Scottish & Newcastle P.L.C.                                          58,467           457,309
   Scottish Radio Holdings P.L.C.                                       45,800           731,727
   SCS Upholstery P.L.C.                                                29,000           123,567
 * SDL P.L.C.                                                           71,511           152,889
   Secure Trust Group P.L.C.                                            27,118           203,729
   Securicor P.L.C.                                                    664,050         1,467,982
   Senior P.L.C.                                                       122,900            81,908
   Serco Group P.L.C.                                                  233,359           864,852
 * Servicepower Technologies P.L.C.                                    150,000           101,489
   Severfield-Rowan P.L.C.                                              26,211           167,694
 * SFI Group P.L.C.                                                     26,713            15,183
   Shaftesbury P.L.C.                                                  171,500           811,135
   Shanks & McEwan Group P.L.C.                                        311,671           674,921
   Shiloh P.L.C.                                                        14,500            34,312
   SHL Group P.L.C.                                                     41,650            84,145
 * ShopRite Group P.L.C.                                               204,780            46,932
   SIG P.L.C.                                                          157,030         1,036,767
 * Simon Group P.L.C.                                                  348,089           304,205
   Sinclair (William) Holdings P.L.C.                                   53,000            73,733
   Singer & Friedlander Group P.L.C.                                   213,875           921,738
   Sirdar P.L.C.                                                        41,600            25,894
 * Skyepharma P.L.C.                                                   808,847           885,591
   Smart (J.) & Co. (Contractors) P.L.C.                                22,500           204,200
 * Smart Approach Group P.L.C.                                         251,985             5,313
   SMG P.L.C.                                                          425,192           865,322
   Smith (David S.) Holdings P.L.C.                                    468,840         1,341,103
   Smith (James) Estates P.L.C.                                         13,000            83,422
   Smith (W.H.) P.L.C.                                                 125,843           825,648
 * Soco International P.L.C.                                            95,932           598,301
   Somerfield P.L.C.                                                   601,400         1,580,756
 * South Staffordshire Group P.L.C.                                     21,600           293,058
   Southampton Leisure Holdings P.L.C.                                  19,615            16,157
   Spectris P.L.C.                                                     166,081         1,399,346
   Speedy Hire P.L.C.                                                   56,892           422,113
   Spirax-Sarco Engineering P.L.C.                                     106,811         1,072,159
 * Spirent P.L.C.                                                    1,153,237         1,363,208
 * Sportech P.L.C.                                                     435,000            93,718
   Spring Group P.L.C.                                                 208,638           428,374
 * Springwood P.L.C.                                                    37,500   $         2,406
   SSL International P.L.C.                                            229,700         1,342,004
   St. Ives P.L.C.                                                     129,400           853,964
   St. Modwen Properties P.L.C.                                        160,800           845,222
   Staffware P.L.C.                                                     16,613           239,611
   Stanelco P.L.C.                                                   1,012,741           108,917
   Stanley (Charles) Group P.L.C.                                       86,800           331,018
   Stanley Leisure Organisation P.L.C.                                 226,209         1,945,266
 * Sterling Publishing Group P.L.C.                                     75,298            12,465
   Stylo P.L.C.                                                         64,096            58,154
 * Superscape P.L.C.                                                   162,101            91,112
 * Surfcontrol P.L.C.                                                   42,400           442,856
   Swallowfield P.L.C.                                                  15,000            21,218
   Sygen International P.L.C.                                          492,975           422,627
   Synstar P.L.C.                                                      216,206           293,025
   T&F Informa Group P.L.C.                                            355,029         2,344,884
 * T. Clarke P.L.C.                                                     16,213           137,151
 * Tadpole Technology P.L.C.                                           314,463            91,903
 * Tandem Group P.L.C.                                                 327,365                 0
   Tarsus Group P.L.C.                                                  34,855            56,452
   Taylor Nelson AGB P.L.C.                                            109,000           402,898
   TBI P.L.C.                                                          696,132           827,268
   Ted Baker P.L.C.                                                     48,829           371,173
 * Telecommunications Group P.L.C.                                      45,958             1,884
   Telemetrix P.L.C.                                                   165,708           398,370
 * Telspec P.L.C.                                                       25,000             6,898
 * Terence Chapman Group P.L.C.                                         62,500               363
   Tex Holdings P.L.C.                                                  14,000            40,615
   The Big Food Group P.L.C.                                           466,847           857,541
 * The Innovation Group P.L.C.                                         940,000           539,722
   The Malcolm Group P.L.C.                                            109,377           165,497
 * The Television Corp. P.L.C.                                          81,937           124,993
 * The Wireless Group P.L.C.                                            88,460           150,404
   Thorntons P.L.C.                                                    158,000           456,643
   Thorpe (F.W.) P.L.C.                                                 24,000            99,948
 * Thus Group P.L.C.                                                 1,697,000           809,908
   Tibbett & Britten Group P.L.C.                                       86,123           706,030
   Tinsley (Eliza) Group P.L.C.                                         19,844             8,898
 * Toad Group P.L.C.                                                    85,507            29,520
   Topps Tiles P.L.C.                                                  348,450         1,000,669
   Tops Estates P.L.C.                                                  41,188           221,614
 * Torotrak P.L.C.                                                     134,282           148,992
 * Tottenham Hotspur P.L.C.                                            150,000            75,948
   Town Centre Securities (New) P.L.C.                                 142,137           622,281
   Trace Computers P.L.C.                                               33,552            47,094
 * Trafficmaster P.L.C.                                                151,708           218,362
   Transport Development Group P.L.C.                                  108,182           406,896
   Trifast P.L.C.                                                      135,388           168,736
   Trio Holdings P.L.C.                                                 50,000            20,603
   TT Electronics P.L.C.                                               158,390           420,707
   Tullow Oil P.L.C.                                                   500,218           939,453
   U.K. Coal P.L.C.                                                    194,549           544,354
   Ulster Television, Ltd.                                             115,602           915,777
   Ultra Electronics Holdings P.L.C.                                    86,645           891,366
   Ultraframe P.L.C.                                                   129,685           290,765
   Umeco P.L.C.                                                         43,150           287,092
   Uniq P.L.C.                                                         152,986           486,608
   Unite Group P.L.C.                                                  144,289           461,840
   Universal Salvage P.L.C.                                             14,255            16,427
 * Vanco P.L.C.                                                         69,249           288,439
 * Vega Group P.L.C.                                                    32,300            96,327

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Vernalis P.L.C.                                                     225,579   $       210,715
 * Vert (Jacques) P.L.C.                                                45,000            12,150
   Victoria P.L.C.                                                      12,000            82,650
   Victrex P.L.C.                                                      136,254           817,553
   Vitec Group P.L.C.                                                   47,953           306,193
 * Volex Group P.L.C.                                                   58,801           137,378
   VP P.L.C.                                                            83,100           184,943
   VT Group P.L.C.                                                     229,432         1,115,147
   Wagon P.L.C.                                                         65,292           193,420
 * Walker Greenbank P.L.C.                                              53,105            13,631
   Warner Estate Holdings P.L.C.                                        70,000           609,259
 * Waterdorm P.L.C.                                                    105,000                 0
   Waterman P.L.C.                                                      74,473           102,443
   Watermark Group P.L.C.                                               68,660           175,579
   Weir Group P.L.C.                                                   244,736         1,315,453
   Wellington Holdings P.L.C.                                            9,000            22,019
   Wembley P.L.C.                                                       36,926           579,908
   Westbury P.L.C.                                                     202,522         1,590,613
 * Weston Medical Group P.L.C.                                          50,200             2,301
   Wetherspoon (J.D.) P.L.C.                                           264,451         1,395,753
   Whatman P.L.C.                                                      241,935           925,041
   White Young Green P.L.C.                                             74,666           256,204
   Whitehead Mann Group P.L.C.                                          95,000           471,388
   Whittard of Chelsea P.L.C.                                           30,000           106,083
 * Wiggins Group P.L.C.                                              1,148,266           116,317
   Wilmington Group P.L.C.                                              66,592           131,080
   Wilshaw P.L.C.                                                      198,409            40,924
   Wilson Bowden P.L.C.                                                  7,000           132,913
   Wincanton P.L.C.                                                    147,600           568,882
   Windsor P.L.C.                                                       50,000            36,220
   Wintrust P.L.C.                                                      22,500           243,795
   Wolverhampton & Dudley
     Breweries P.L.C.                                                   90,173         1,358,033
   Wood Group (John) P.L.C.                                            555,826         1,451,077
   Woolworths Group P.L.C.                                           1,717,965         1,395,056
 * Worthington Group P.L.C.                                            102,653             6,587
   WSP Group P.L.C.                                                     90,000           326,527
   Wyevale Garden Centres P.L.C.                                        74,407           492,681
   Wyndeham Press Group P.L.C.                                          73,066           142,685
 * XAAR P.L.C.                                                          66,357           101,854
   XANSA P.L.C.                                                        459,994           711,901
 * Xenova Group P.L.C.                                                 436,931            69,819
 * XKO Group P.L.C.                                                     30,304            49,265
   Yates Group P.L.C.                                                   76,263           139,877
 * Yorkshire Group P.L.C.                                               82,504             8,698
   Young & Co's Brewery P.L.C.                                          10,000   $       164,835
   Young & Co's Brewery P.L.C. Class A                                   5,234           108,907
   Yule Catto & Co. P.L.C.                                             194,090           854,572
   Zotefoams P.L.C.                                                     62,000            79,745
                                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $203,560,900)                                                               268,369,725
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.1%)
*  British Pound Sterling
     (Cost $229,507)                                                                     222,287
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
*  Creston P.L.C. Warrants 03/31/04                                      1,000                 0
*  Letter of Entitlements - Audemars
     Piguet                                                             90,242                 0
*  Planestation Group P.L.C.
     Warrants 01/13/11                                                 229,653             5,684
*  Xenova Group P.L.C. Rights 12/17/03                                  94,500                 0
*  Xenova Group P.L.C.
     Warrants 12/31/08                                                  56,991             3,527
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                           9,211
                                                                                 ---------------
TOTAL -- UNITED KINGDOM
   (Cost $203,795,188)                                                               268,601,223
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $5,065,000
   FHLB Notes 3.375%, 06/15/04,
   valued at $5,147,306) to be
   repurchased at $5,071,501
   (Cost $5,071,000)                                           $         5,071         5,071,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,866,188)++                                                          $   273,672,223
                                                                                 ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $208,877,321.

See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES            VALUE+
                                                                        ------            ------
FRANCE --  (12.0%)
COMMON STOCKS -- (12.0%)
   Affine                                                                1,400   $       111,141
 * Ales Groupe SA                                                        1,900            81,408
 * Ales Groupe SA Issue 04                                                 316            13,120
   Algeco SA                                                             3,326           380,445
*# Alstom SA                                                           177,212           203,694
 * Altedia SA                                                            2,800            52,790
*# Alten SA                                                             21,372           321,491
 * Altran Technologies SA                                               82,633           889,605
   Apem SA                                                               1,000            65,922
   April Group SA                                                       31,201           604,186
   Ares (Groupe) SA                                                      5,500            30,219
   Arkopharma                                                            6,240           380,897
 * Assystem Brime SA                                                     7,580           147,697
 * Aubay SA                                                              5,700            25,359
 * Audika SA                                                             1,900           115,410
 * Baccarat SA                                                           1,090           116,022
   Bacou-Dalloz                                                          6,287           495,609
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                  4,615         1,419,452
   Banque Tarneaud SA                                                    1,000           176,586
   Beneteau SA                                                          13,527           814,140
 * Bigben Interactive                                                    2,100            10,569
   Boiron SA                                                            16,659           389,968
 * Boizel Chanoine Champagne SA                                            600            32,718
   Bonduelle SA                                                          6,723           619,536
 # Bongrain SA                                                          13,083           880,044
 * Bricorama SA                                                          3,379           189,152
   Brioche Pasquier SA                                                   2,888           188,628
   Buffalo Grill SA                                                      1,028            15,036
 * Bull SA                                                             105,500           114,645
   Burelle SA                                                            4,030           422,845
 * Business Objects SA                                                  16,500           362,041
 * BVRP SA                                                               2,900            40,533
 * Camaieu SA                                                            4,988           441,236
 * Cap Gemini SA                                                         3,066           117,597
   Carbone Lorraine                                                     33,245         1,243,712
   Cegedim SA                                                            6,902           498,758
   CEGID SA                                                             18,000           490,644
   CFCAL-Banque                                                            840           296,612
   CFF Recycling                                                        10,576         1,207,323
 * Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                      6,400           336,129
 # Clarins SA                                                            7,332           457,193
*# Club Mediterranee SA                                                 15,665           663,617
   Consortium International
     de Diffusion et de
     Representation Sante                                                  600             8,362
   Crometal SA                                                           1,100            54,973
 * CS Communication et Systemes                                          4,983           135,994
 * Damartex SA                                                          22,900           667,998
 * Dane-Elec Memory SA                                                  11,400            43,833
   Delachaux SA                                                          1,300           150,026
   Deveaux SA                                                            1,040           113,545
   Didot-Bottin                                                          1,620   $       213,257
 * DMC (Dollfus Mieg et Cie)                                             9,630            62,941
   Dynaction SA                                                         10,660           212,889
   Eiffage SA                                                            7,650           595,213
   Electricite de Strasbourg                                            23,784         3,050,984
   Elior                                                               104,108           893,767
   Esso SA                                                               3,200           449,270
   Etam Developpement SA                                                 7,300           296,555
   Euler-Hermes SA                                                      12,758           704,170
 * Eurafrance                                                           43,296         2,661,228
 * Euraltech SA                                                         11,700            22,432
*# Euro Disney SCA                                                     797,643           360,193
 * Evialis SA                                                            1,200            43,582
   Exel Industries SA                                                    1,800           108,730
   Explosifs et de Produits Chimiques                                      524           138,841
 # Faurecia SA                                                           6,500           421,238
   Fimalac SA                                                          111,143         4,344,466
   Fininfo SA                                                            9,760           273,837
 * Fleury Michon SA                                                      3,100           143,678
   Fonciere Lyonnaise SA                                                 9,596           413,614
   France-Africaine de Recherches
     Petrolieres (Francarep)                                             4,250           539,613
   Francois Freres (Tonnellerie) SA                                      3,150            80,462
 * Gantois Series A                                                        647            37,048
 * Gascogne SA                                                           6,472           566,467
 # Gaumont                                                              14,607           979,019
 * GCI (Groupe Chatellier Industrie SA)                                  7,258               886
*# Generale de Geophysique SA                                           20,770         1,027,647
   Generale de Sante                                                    32,259           445,331
   Generale Location SA                                                  9,000           201,787
 * Geodis SA                                                             4,379           335,099
   Gespac System                                                         1,100            18,671
   Gevelot                                                               3,584           202,715
   GFI Informatique SA                                                  26,700           196,824
 # Gifi                                                                  4,678           359,086
 * Ginger (Groupe Ingenierie Europe)                                     2,600            41,562
   Grands Moulins de Strasbourg                                            110            56,417
 * Groupe Bourbon SA                                                     5,440           640,249
   Groupe Crit                                                           6,900           147,381
 * Groupe Flo SA                                                        11,900            63,126
 * Groupe Focal SA                                                       1,400            14,819
 * Groupe Go Sport SA                                                    2,207           173,770
   Groupe Guillin SA                                                     1,200            95,301
   Groupe Open SA                                                        2,000            77,199
   Groupe Steria                                                        14,365           499,032
   Guerbet SA                                                            1,700           113,353
 * Guitel                                                                  116               921
   Guyenne et Gascogne SA                                               26,000         2,966,673
   Havas SA                                                             62,300           330,724
   Hoteliere Lutetia Concorde                                            2,505           444,858
 * Hotels et Casinos de Deauville                                        2,055         1,092,020
   Hyparlo SA                                                            5,514           287,662
   IDSUD                                                                   614            18,855
   IMS International Metal Service SA                                   12,630           100,187
   Industrielle et Financiere
     d'Entreprise SA                                                       300            46,330

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Infogrames Entertainment SA                                          83,638   $       243,609
*# Ingenico SA                                                          61,820           847,231
 * Ioltech SA                                                              500            49,410
   Ipsos SA                                                              5,776           616,677
   Kaufman et Broad SA                                                   7,722           283,530
   Lafuma SA                                                               810            61,072
   Laurent-Perrier                                                       3,100           107,861
   Lectra Systemes SA                                                   23,092           182,491
   Lisi SA                                                               7,827           367,823
   Manitou SA                                                           11,092         1,230,726
   Manutan International SA                                              4,700           214,023
   Marionnaud Parfumeries Retails
     Perfumes                                                           11,209           396,275
 * Matussiere et Forest SA                                              13,600            48,162
 * Metaleurop SA                                                        35,449            23,376
   MGI Coutier SA                                                        1,400            48,843
 * Montupet SA                                                          32,450           595,240
 * Mr. Bricolage SA                                                      6,600           217,595
 * MRM                                                                   1,424            17,077
   Neopost SA                                                            7,200           408,321
 * Nexans                                                               15,136           497,083
   Norbert Dentressangle                                                 8,372           413,549
   Nord Est SA                                                          21,507         1,078,212
*# Oberthur Card Systems SA                                             53,640           381,483
 * Oeneo                                                                31,265           137,568
 * Otor SA                                                              13,700            63,530
 * Parcours SA                                                           5,300            32,310
 * Passat SA                                                             2,400            46,793
 * Penauille Polyservices SA                                            10,200           104,292
 * Petit Forestier SA                                                    3,043           122,577
   Pierre & Vacances                                                     6,635           568,255
 * Pinguely-Haulotte SA                                                 25,000           183,974
   Plastic Omnium SA                                                    15,423           758,701
   Plastivaloire SA                                                      1,700            44,364
   Prosodie SA                                                           4,500           128,020
   PSB Industries SA                                                     1,240           162,793
 * Radiall SA                                                            1,340           106,339
   Robertet SA                                                           1,076           120,950
   Rodriguez Group SA                                                    9,687           525,517
   Rougier SA                                                            2,040           153,195
 * S.T. Dupont SA                                                        3,800            18,331
   Sabeton                                                              13,500           197,874
   Samse SA                                                              4,400           549,728
 * Sasa Industries SA                                                    1,000            26,262
 * Saveurs de France-Brossard                                              900            22,159
 * Scor SA                                                             524,279           768,216
 * SDR de Bretagne SA                                                    1,314            41,691
   SEB SA Prime Fidelite 2002                                            3,300           371,106
   Sechilienne-Sidec                                                     2,200           389,838
   Securidev SA                                                          1,500            19,853
   Selectibail                                                          29,286           896,890
   Signaux Girod SA                                                        600            29,689
   SILIC (Societe Immobiliere
     de Location pour L'industrie
     et le Commerce)                                                    15,009         1,014,484
   Skis Rossignol SA                                                    41,668           687,273
   Smoby SA                                                                500            44,622
   Societe du Louvre SA                                                  9,503           911,925
 * Societe Francais des Papiers Peints                                     400             4,772
   Societe Industrielle D'Aviations
     Latecoere SA                                                        3,700           121,799
   Societe Pour L'Informatique
     Industrielle SA                                                     1,800   $        66,262
 * Solving International SA                                              2,100            20,945
   Somfy Interational SA                                                22,900         4,304,685
   Sopra SA                                                              7,618           339,428
 # SR Teleperformance                                                   90,928         2,081,121
   Stallergenes SA                                                       1,949           103,468
   Ste Virbac SA                                                         7,637           276,391
   Stef-Tfe SA                                                           2,032           205,761
   Sucriere de Pithiviers-le-Vieil                                       1,825         1,283,589
 * Sylis SA                                                              4,700            32,928
   Synergie SA                                                           8,000           209,838
   Taittinger SA                                                        12,700         2,713,057
 * Teisseire France SA                                                     700            67,431
 * Tessi SA                                                              1,700            66,447
   Touax (Touage Investissement SA)                                     10,378           202,453
 * Toupargel-Agrigel SA                                                  6,200           172,257
   Trigano SA                                                            7,953           439,279
 * Ubi Soft Entertainment SA                                            10,800           282,674
   Unilog SA                                                             9,747           488,426
   Vallourec (Usines a Tubes de Lorrain e
     Escaut et Vallourec Reunies)                                       31,700         2,765,783
 * Valtech, La Defense                                                  48,000            52,240
   Viel et Compagnie                                                    44,339           213,065
 # Vilmorin et Cie SA                                                    2,349           361,390
   VM Materiaux SA                                                         300            38,544
   Vranken Monopole                                                      2,800           110,954
   Zodiac SA                                                            14,964           486,317
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $48,556,589)                                                                  79,340,531
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Ales Groupe SA Warrants 03/23/09                                        316             1,389
 * Groupe Open Warrants 10/21/06                                         1,000               818
 * Oeneo Warrants 08/26/06                                              14,365             6,497
 * Prosodie SA Warrants 10/28/06                                           900               655
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                            4,100             1,903
 * Valtech, La Defense Warrants
     07/29/05                                                           20,000               975
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,814)                                                                           12,237
                                                                                 ---------------
TOTAL -- FRANCE
  (Cost $48,558,403)                                                                  79,352,768
                                                                                 ---------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.1%)
   A.S. Creation Tapeton AG                                              2,900            59,743
 # Aareal Bank AG                                                       46,391         1,572,562
 * Acg AG Fuer Chipkarten und
      Informationssysteme                                               15,400            33,819
   Ackermann-Goeggingen AG                                               8,100           158,498
   AC-Service AG                                                         4,300            27,698
 * Adva AG Optical Networking                                           39,883           261,646
 * Agrob AG                                                              5,800            61,202
 * Aigner (Etienne) AG                                                     600           106,831
 * Aixtron AG                                                           74,124           435,616
   Amadeus Fire AG                                                       4,900            31,754
   Andreae-Noris Zahn AG, Anzag                                         27,200           961,684
 * Articon Integralis AG                                                 7,900            28,093

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Atoss Software AG                                                     3,700   $        50,590
 * Augusta Technologie AG                                               11,750            24,371
 # Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                                 35,814         1,405,711
 # AWD Holding AG                                                       52,932         1,781,445
 * Baader Wertpapier Handelsbank AG                                     19,026           139,558
 # Balda AG                                                             40,277           355,105
 * Basler AG                                                             3,200            52,847
 # Beate Uhse AG                                                        56,241           746,045
   Bechtle AG                                                           25,498           396,993
 * Berliner Elektro Holding AG                                          17,611           160,760
   Bertrandt AG                                                          9,850           158,922
   Beru AG                                                              14,051         1,061,422
   Beta Systems Software AG                                              2,850            55,853
   Bien-Haus AG                                                          2,400            36,033
 # Bilfinger & Berger Bau AG                                            44,787         1,472,801
 * Biolitec AG                                                           8,000            42,533
 * Biotest AG                                                            2,400            32,035
 * BKN International AG                                                 13,200            81,444
 * BMP AG                                                               10,600            34,292
 # Boewe Systec AG                                                       7,866           376,821
 * Borussia Dortmund
     GMBH & Co. KGAA                                                    21,650            77,303
*# Brau und Brunnen AG                                                     300            41,479
   Bremer Energiekonto AG                                               14,700            27,498
 * CBB Holding AG                                                      102,602             4,737
 * Ce Consumer Electrnic AG                                             21,600            45,940
 * Ceag AG                                                              20,670           227,287
 * Cenit AG Systemhaus                                                   3,500            55,707
 * Centrotec
     Hochleistungskunststoffe AG                                         7,500           122,220
   Cewe Color Holding AG                                                 7,073           155,667
   Comdirect Bank AG                                                   120,666         1,071,574
 * Computec Media AG                                                     4,650            34,624
   Computerlinks AG                                                      5,700            84,314
 * Condomi AG                                                            1,800             5,182
 * CTS Eventim AG                                                       14,800           235,001
 * Curanum AG                                                           21,500            50,227
 * D. Logistics AG                                                      37,750            79,963
*# DAB Bank AG                                                          70,271           531,944
 * Data Modul AG                                                         2,904            57,127
 * DEAG Deutsche Entertainment AG                                       10,500            34,990
*# Deutsche Euroshop AG                                                 18,927           809,102
 * Deutsche Steinzeug Cremer &
     Breuer AG                                                          87,200            97,072
*# Deutz AG                                                             96,790           420,279
 * Dierig Holding AG                                                    10,500           152,121
   Dis Deutscher Industrie Service AG                                   18,524           495,273
 * Dom-Braugerei AG                                                      1,100            44,940
   Douglas Holding AG                                                   43,825         1,169,648
 * Dr. Scheller Cosmetics AG                                             4,000            16,852
 * Drillisch AG                                                         28,287           120,878
*# Duerr Beteiligungs AG                                                17,593           440,484
   DVB Bank AG                                                           7,124           888,517
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                   3,000            33,792
 * Elexis AG                                                             8,600            55,531
   Elmos Semiconductor AG                                               23,218           359,878
   ElreingKlinger AG                                                     1,500           163,999
*# Em.TV AG                                                             18,773            52,959
 * Emprise Management Consulting AG                                      8,950   $        18,758
 * Epcos AG                                                             55,500         1,126,358
   Erlus Baustoffwerke AG                                                  297           128,765
 * Escada AG                                                            20,520           359,975
 * Eurobike AG                                                           1,700               313
 * Evotec Biosystems AG                                                 42,707           218,468
   Feilmann AG                                                          29,181         1,624,007
 # FJA AG                                                                9,889           130,406
   Fortec Elektronik AG                                                  1,400            37,963
 * Freenet.De AG                                                        16,800         1,541,736
   Fuchs Petrolub AG Oel & Chemie                                        6,693           494,747
   GFK AG                                                               37,903         1,278,675
 * Gft Technologies AG                                                  22,600            56,450
*# GPC Biotech AG                                                       23,900           342,912
 # Grenkeleasing AG                                                     15,958           626,011
   Gwag Bayerische Wohnungs-
     Aktiengesellschaft AG                                               3,383           144,994
   Hamborner AG                                                         21,000           589,789
 * Hawesko Holdings AG                                                   4,300           131,109
 * Herlitz AG                                                            6,962            25,954
   Hochtief AG                                                          34,000           746,203
 * Hoeft & Wessel AG                                                     6,100            24,252
   Hucke AG                                                              8,300            36,967
 # Hugo Boss AG                                                         25,100           515,372
   Hutschenreuther AG                                                    2,800            38,414
 * I-D Media AG                                                          9,700            20,525
 * IFA Hotel & Touristik AG                                              7,000            61,031
 * IM International Media AG                                            19,800            15,307
*# Innovation in Traffic Systems AG                                     12,300            51,017
   Interseroh AG                                                        11,845           179,416
*# Intershop Deutschland AG                                              7,955            16,340
 * Intertainment AG                                                      8,500            41,583
 * Isra Vision Systems AG                                                3,650            55,571
 # IVG Immobilien AG                                                   143,237         1,655,029
   Iwka AG                                                              26,613           564,501
   Jenoptik AG                                                          67,265           821,464
 # K & S Aktiengesellschaft AG                                         129,500         4,130,207
   Kampa-Haus AG                                                        10,375            81,101
   Keramag Keramische Werke AG                                          13,000           796,143
 * Kloeckner-Werke AG                                                   53,211           631,966
 * Kontron AG                                                           53,965           423,322
   Krones AG                                                            10,180           919,812
   KSB AG                                                                2,387           460,515
   KWS Kleinwanzlebener
     Saatzucht AG                                                        1,650         1,156,027
 * Leica Camera AG                                                       4,400            27,172
 # Leifheit AG                                                          12,500           381,843
 # Leoni AG                                                             25,000         1,525,370
   Loewe AG                                                              7,100            52,653
 * LPKF Laser & Electronics AG                                           9,000            42,942
 * Masterflex AG                                                         4,400           155,982
 * Maternus-Kliniken AG,
     Bad Oyenhausen                                                      2,400             2,289
 * Maxdata AG                                                           32,897           140,659
 * Mediclin AG                                                          30,850            54,489
 * Medigene AG                                                           8,600            80,559
 * Mensch und Maschine
   Software AG                                                           5,350            50,199
 * Morphosys AG                                                          4,800           127,516
 * Mosaic Software AG                                                    5,200            13,988

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Muehlabauer Holdings AG &
     Co. KGAA                                                            7,423   $       230,977
 * MVS Miete Vertrieb Service AG                                        13,050            27,120
   MVV Energie AG                                                       58,291           960,418
 * MWG Biotech AG                                                       30,700            46,277
 * Nemetschek AG                                                         7,400            66,065
 * Neschen AG                                                            5,800            31,843
 * Norddeutsche Affinerie AG                                            37,449           482,917
   Norddeutsche Steingutfabrik AG                                        5,960            31,296
   Novasoft AG                                                          18,550            61,298
 * November AG                                                           5,400            32,961
 * Ohb Teledata                                                         12,650           109,800
 * Pandatel AG                                                           5,700            21,958
 * Parsytec AG                                                          11,900            52,469
   PC-Ware Information
     Technologies AG                                                     5,100            54,100
 * Personal & Informatik AG                                              5,900            42,144
   Pfeiffer Vacuum Technology AG                                         8,250           322,003
 * Pfleiderer AG                                                        51,351           387,233
 * Phoenix AG, Hamburg                                                  37,500           687,065
 * Plambeck Neue Energien AG                                            19,350            45,218
 * Plenum AG                                                             9,300            29,183
 * Primacom AG                                                          15,200             9,224
 * Produkte und Syteme der
     Informationstechnologie AG                                         10,300            46,813
   Progress-Werk Oberkirch AG                                            5,000           161,914
   Puma AG                                                               5,700         1,387,699
 * PVATepla AG                                                          15,550            29,890
*# Qs Communications AG                                                124,164           593,928
   Rational AG                                                          15,083           967,109
 * Realtech AG                                                           3,650            24,849
   Renk AG                                                              19,400           599,513
 * Repower Systems AG                                                    5,000           111,430
 # Rheinmetall Berlin AG                                                45,000         1,726,682
   Rhoen Klinikum AG                                                    24,107         1,134,092
   Rinol AG                                                              5,900            18,580
 * Rohwedder AG                                                          4,860            35,728
 * Ruecker AG                                                            7,800            30,482
 # Salzgitter AG                                                        85,948         1,020,754
 * SAP Systems Integrations AG                                          35,050           877,359
   Sartorius AG                                                         11,252           192,370
   Schlott Sebaldus AG                                                   7,440           215,380
   Schwarz Pharma AG                                                    30,101           846,637
   Sektkellerei Schloss Wachenheim AG                                   15,120           144,303
 * Senator Entertainment AG                                              9,800             3,111
 * SGL Carbon AG                                                        57,758           553,816
 * Singulus Technologies AG                                             36,100           688,832
   Sinner AG, Karlsruhe                                                  4,160            62,690
   Sixt AG                                                              19,433           313,718
 * Sm Wirtschaftsberatungs AG                                            3,350            33,401
 * Software AG                                                          34,296           908,821
   Stada Arzneimittel AG                                                25,093         1,298,467
 * Stahl (R.) AG                                                         6,300            60,796
 * Steag Hamtech AG                                                     35,473           143,035
 * Stoehr & Co. AG                                                      16,000            65,668
 * Strabag AG                                                            4,840           327,288
   Stratec Biomedical Systems AG                                         3,200            46,891
   Stuttgarter Hofbraeu AG                                              18,000           575,785
   Sued-Chemie AG                                                       29,146         1,032,237
 * Suess Microtec AG                                                    17,785           154,840
   Syskoplan AG                                                          3,300   $        25,471
 * Syzygy AG                                                            18,000           102,827
   Takkt AG                                                             87,707           658,758
 * Techem AG                                                            29,076           673,450
   Technotrans AG                                                        6,450            94,624
 * Telegate AG                                                          20,500           267,486
 * Teles AG Informationstechnologien                                    26,657           293,249
   Textilgruppe Hof AG                                                  12,170            75,813
 * TFG Venture Capital AG & Co. KGAA                                     8,800            25,572
*# Tomorrow Focus AG                                                    42,650           137,995
 * TTL Information Technology AG                                         6,400            23,931
 * TV Loonland AG                                                        7,000            17,230
 * Umweltkontor Renewable Energy AG                                     14,100            10,337
 # United Internet AG                                                   79,458         1,994,814
 * USU Software AG                                                      16,850            72,162
 * Utimaco Safeware AG                                                  12,200            49,274
 * Value Management & Research AG                                        7,650            20,357
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                              9,415            34,662
 * Vereinigte Deutsche
     Nickel-Werke AG                                                    12,150            16,333
   VK Muehlen AG                                                         1,312           119,365
 * Vossloh AG                                                           21,469         1,033,059
   Wanderer-Werke AG                                                     7,903           231,164
 * WCM Beteiligungs AG                                                 346,726           492,274
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                  7,000            65,580
   Wuerttembergische
     Lebensversicherung AG                                              11,330           224,328
 # Wuerttembergische
     Metallwarenfabrik AG                                               30,330           559,139
   Wuerzburger Hofbraeu AG                                                 133            62,429
   Zapf Creation AG                                                      7,500           159,339
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $59,146,816)                                                                  73,151,471
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                            18,773             7,107
*# Em.TV AG Options 04/18/08                                            18,773             9,858
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $61,194)                                                                          16,965
                                                                                 ---------------
TOTAL -- GERMANY
  (Cost $59,208,010)                                                                  73,168,436
                                                                                 ---------------
SWITZERLAND -- (8.7%)
COMMON STOCKS -- (8.6%)
 * A. Hiestad Holding AG                                                   190            96,482
 * Accu Holding AG Registered Shares                                        60             8,610
 * Actelion, Ltd.                                                        4,400           483,436
 * AFG Arbonia-Forster Holding AG                                        2,610           372,836
 * Agie Charmilles Holding AG                                            3,000           209,827
   Allreal Holding AG                                                    4,357           363,568
   Also Holding AG                                                         268            70,653
 * Amazys Holding AG                                                     1,183            40,920
 * Ascom Holding AG                                                     22,120           230,306
   Bachem AG                                                             3,659           199,906
 # Bank Coop AG                                                         29,405         1,223,646
 # Bank Sarasin & Cie Series B, Basel                                      304           432,059
 * Banque Cantonale de Geneve                                            1,344           206,965
   Banque Cantonale du Jura                                                450            86,060

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Banque Cantonale Vaudoise                                               600   $        66,009
   Banque Privee Edmond de
     Rothschild SA, Geneve                                                 120         1,358,296
   Barry Callebaut AG                                                    3,526           811,346
   Basellandschaftliche Kantonalbank                                       600           402,554
   Basler Kantonalbank                                                   5,250           387,754
   Batigroup Holding AG                                                  2,902            30,066
   Belimo Holdings                                                         330           161,355
 * Berna Biotech                                                        18,727           136,630
 # Berner Kantonalbank                                                   4,815           571,926
   BHB Beteiligungs und
     Finanzgesellschaft                                                    150             5,251
 # Bobst Group SA                                                       18,200           581,498
   Bossard Holding AG                                                    6,350           310,772
   Bucher Industries AG,
     Niederweningen                                                      3,355           563,286
   BVZ (Brig Visp Zermatt) Holding AG                                      370            71,018
 # Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                    697           618,056
   Calida Holding AG                                                       396           102,553
 * Carlo Gavazzi Holding AG                                                910            56,028
   Charles Voegele Holding AG                                            3,960           265,820
 # Cie Financiere Tradition                                              5,202           455,131
 # Conzzeta Holdings AG                                                  1,415         1,263,446
 * Crossair AG, Basel                                                   13,517           129,415
   Daetwyler Holding AG, Atldorf                                           348           693,159
   Edipresse SA, Lausanne                                                  694           341,511
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                                          8,390         5,624,292
   Eichhof Holding AG                                                      188           134,464
   Energie Electrique du Simplon SA                                        350            42,659
   Energiedienst Holding AG                                              8,265         2,570,114
   Escor Casino & Entertainment AG                                         744            20,082
 * Feintol International Holding AG                                        254            50,675
 * Fischer (Georg) AG, Schaffhausen                                      1,822           397,233
 * Flughafen Zuerich AG                                                  2,810           229,198
 * Forbo Holding AG, Eglisau                                             1,100           285,022
   Fuchs Petrolub AG Oel &
     Chemie Non-Voting                                                   6,003           442,425
*# Galenica Holding, Ltd. AG, Bern                                       4,290           644,434
   Geberit AG                                                              870           560,197
 * Generale d'Affichage, Geneve                                            337           188,654
 * Generali (Switzerland)
     Holdings, Adliswil                                                  1,670           249,943
 * Golay-Buchel Holding SA, Lausanne                                        40            31,091
   Gornergrat Monte
     Rasa-Bahnen Zermatt                                                    70            46,386
*# Gurit-Heberlein AG                                                    1,125           966,407
 # Helvetia Patria Holding                                               4,331           761,823
 * HPI Holding SA                                                        6,000             9,307
   Industrieholding Cham AG, Cham                                          864           175,122
 * Interroll-Holding SA                                                    320            37,499
 # Jelmoli Holding AG                                                    1,521         1,903,559
 # Jelmoli Holding AG,
     Zuerich (Namen)                                                     2,835           707,520
   Kaba Holding AG                                                       2,040           410,355
   Kardex AG, Zuerich                                                    1,039           144,497
   Kardex AG, Zuerich (Participating)                                      610            84,889
 * Komax Holding AG                                                      1,411           103,766
 * Kudelski SA                                                          13,000           398,382
 # Kuoni Reisen Holding AG                                               1,470           583,704
 * Leica Geosystems Holdings AG                                          1,057   $       175,713
 * Lem Holdings AG, Lyss                                                   270            43,119
 # Luzerner Kantonalbank AG                                              5,000           798,886
 * Maag Holding AG, Zuerich                                                922           121,872
 * Micronas Semi                                                        12,202           540,442
 * Mikron Holding AG, Biel                                               2,652            29,921
 * Mobilezone Holding AG                                                13,349            40,304
 * Moevenpick-Holding, Zuerich                                           1,320           827,276
   Nobel Biocare Holding AG                                             45,460         6,757,938
   Orell Fussli Graphische
     Betriebe Ag, Zuerich                                                2,400           272,853
   Oz Holding AG                                                         4,400           294,089
 * Parco Industriale e
     Immobiliare SA                                                        600             1,674
 * Phoenix Mecano AG,
     Stein am Rhein                                                      2,749           784,724
   Phonak Holding AG                                                    29,137           871,081
 # PSP Swiss Property AG                                                35,198         1,227,492
   Publicitas Holding SA, Lausanne                                       1,535           477,783
 # Rieters Holdings AG                                                   2,626           665,981
   Roche Holding AG Genusschein                                            800            84,257
   SAIA-Burgess Electronics AG                                             274           133,279
   Sarna Kunststoff Holding AG                                           1,760           167,896
 * Saurer AG                                                             7,843           396,643
 * Schaffner Holding AG                                                    300            46,784
 * Schweiter Technology AG                                                 649           114,009
   Schweizerhall Holding AG, Basel                                         140           203,561
 # Schweizerische National
     Versicherungs Gesellschaft                                            692           331,178
   Scintilla AG                                                            170           142,894
   SIA Abrasives Holding AG                                                337            61,313
 # Siegfried Holding AG                                                  8,560         1,087,350
   Sig Holding AG                                                        3,300           564,522
 * Sihl                                                                    150               359
*# Sika Finanz AG, Baar                                                  1,185           595,706
 # Sopracenerina                                                         2,409           378,935
 # St. Galler Kantonalbank                                               3,636           731,250
   Sulzer AG, Winterthur                                                 1,637           407,701
 * Swiss Prime Site AG                                                   2,212           468,678
*# Swisslog Holding AG                                                  17,025            18,246
   Tamedia AG                                                            5,300           487,914
 # Tecan Group AG                                                        5,859           250,212
 * Temenos Group AG                                                     35,359           322,285
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                    2,560            65,708
 * Unaxis Holding AG                                                     2,013           227,974
   Unilabs SA                                                            2,700            53,950
*# Valiant Holding AG                                                    9,978           830,575
 # Valora Holding AG                                                     2,097           496,492
 * Vaudoise Assurances
     Holding, Lausanne                                                      45            73,476
   Villars Holding SA, Fribourg                                            150            32,286
 * Von Roll Holding AG                                                  23,024            22,749
*# Von Roll Holding AG, Gerlafingen                                     23,024            23,567
   Vontobel Holdings AG                                                 44,250           942,552
   Walliser Kantonalbank                                                   150            37,882
 * Wmh Walter Meier
     Holding Ag, Zuerich                                                 1,000            48,177
   Zehnder Holding AG                                                      193           199,108
   Zschokke Holding SA, Geneve                                             230           101,069
 * Zueblin Holding AG                                                   13,393           104,888

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Zuger Kantonalbank                                                      590   $     1,342,451
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $30,646,624)                                                                  56,740,877
                                                                                 ---------------
PREFERRED STOCKS -- (0.1%)
   Fuchs Petrolub AG Oel & Chemie
     (Cost $266,229)                                                     6,003           420,425
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $4,164)                                                                         4,255
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Accu Holding AG Rights 05/28/04
    (Cost $7,757)                                                           60             3,827
                                                                                 ---------------
TOTAL -- SWITZERLAND
  (Cost $30,924,774)                                                                  57,169,384
                                                                                 ---------------
ITALY -- (7.4%)
COMMON STOCKS  (7.4%)
 * Acea SpA                                                            163,000         1,158,164
 * Acegas SpA                                                           31,875           256,030
 * Actelios SpA                                                         25,801           203,256
 * Aem Torino SpA                                                      450,627           843,820
   Aeroporto de Firenze SpA                                              6,000            72,397
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                        3,706,002         1,061,803
   Amplifon SpA                                                         18,242           635,794
 * Auschem SpA (In Liquidation)                                         82,000                 0
   Azienda Mediterranea Gas e
     Acqua SpA                                                         360,014           561,812
 # Banca Ifis SpA                                                       19,351           211,909
 # Banca Intermobiliare di
     Investimenti e Gestoni SpA                                        132,998           888,983
   Banca Monte Dei Paschi di
     Siena SpA                                                         229,515           711,825
   Banca Popolare Dell'etruria e
     Del Lazio Scrl                                                     23,918           523,221
   Banca Profilo SpA                                                   114,243           245,428
   Banco di Desio e della Brianza SpA                                  109,105           526,112
   Banco Piccolo Valellinese Scarl SpA                                  56,071           554,870
 * Bastogi SpA                                                       1,183,000           189,622
 * Beghelli SpA                                                        142,000            95,703
   Beni Stabili SpA, Roma                                            1,309,500           957,501
   Biesse SpA                                                           17,100            47,547
 * Binda SpA                                                         1,299,375                 0
   Bonifica dei Terreni Ferraresi e per
     Imprese Agricole Roma                                               9,675           177,070
   Bremba SpA                                                           74,782           531,677
 * Brioschi Finanziaria SpA, Milano                                    373,400           121,587
   Buzzi Unicem SpA                                                     94,100         1,237,422
 # Caltagirone Editore SpA                                             132,868         1,011,295
 # Caltagirone SpA                                                     178,399         1,109,571
   CAMFIN (Cam Finanziaria)                                             36,527            83,652
   Carraro SpA                                                          34,400           113,541
 # Cementir Cementerie del
     Tirreno SpA                                                       249,704           794,782
   CIR SpA (Cie Industriale Riunite),
     Torino                                                            591,100         1,202,346
 * Cirio Finanziaria SpA                                               175,000   $        37,184
   Class Editore SpA                                                    83,868           179,310
*# CMI SpA                                                              64,502           284,066
 * Coats Cucirini SpA                                                   30,000            36,128
 * Compagnia Immobiliare Azionaria                                      44,000             7,875
   Credito Artigiano SpA                                               114,446           425,732
 # Cremonini SpA                                                       135,428           228,323
   CSP International Industria
     Calze SpA                                                          10,000            16,130
   Danieli & C.Officine
     Meccaniche SpA                                                     66,500           279,474
 * Dataconsyst C.G.S. SpA, Monza                                           220                 0
   Davide Campari - Milano SpA                                          27,599         1,307,154
   De Longhi SpA                                                       139,386           490,745
 * Del Favero SpA                                                       86,000                 0
 * Ducati Motor Holding SpA                                            129,900           185,167
   Emak SpA                                                             27,000           117,329
   Erg SpA                                                             173,330         1,090,133
   Ergo Previdenza SpA                                                  95,165           509,800
   Ericsson SpA                                                         24,374           967,679
   Esprinet SpA                                                          3,700           108,626
 * Finarte Casa d'Aste SpA (Milano)                                     56,266            70,771
 * Finarte Partecipazioni Pro Arte SpA                                 242,693            47,745
*# Finmatica SpA                                                        35,900           136,526
 * FMC (Fabbrica Milanese
     Condutorri SpA)                                                    25,000                 0
 * Fochi (Filippo) SpA                                                 216,000                 0
 * Fornara Societa Finanziaria e di
     Partecipazioni SpA                                                310,000                 0
   Gabetti Holding SpA                                                  55,000           124,597
   Gefran SpA                                                           11,000            53,834
*# Gemina SpA                                                          331,283           308,019
 * Gerolimich SpA (In Liquidation)                                     297,400                 0
 # Gewiss SpA                                                          221,700         1,023,537
 * Giovanni Crespi SpA                                                  49,200            37,869
   Grandi Navi Veloci SpA                                               53,833           123,601
 # Granitifiandre SpA                                                   33,237           273,769
 * Grassetto SpA                                                       279,125                 0
 * Gruppo Ceramiche Ricchetti SpA                                      164,000            60,054
   I Grandi Viaggi SpA                                                  28,100            26,907
*# Immobiliare Lombardia SpA                                           425,000            86,699
   Immsi SpA                                                           287,000           485,832
*# Impregilo SpA                                                       592,300           316,509
 # Industria Macchine
     Automatique SpA                                                    33,671           448,636
   Industria Romagnola Conduttori
     Elettrici SpA                                                      17,500            54,730
   Industrie Zignago S. Margherita SpA                                  52,000           818,457
   Interpump Group SpA                                                  75,402           384,788
   ITALJOLLY (Cia Italiana dei Jolly
     Hotels SpA)                                                        34,500           223,575
 # Italmobiliare SpA, Milano                                            20,975           979,514
 * Juventus Footbal Club SpA                                            98,000           186,043
   La Doria SpA                                                         22,000            59,415
 * Lavorwash SpA                                                        10,000            21,548
   Linificio and Canapificio
     Nazionale SpA                                                      22,000            52,202
   Maffei SpA                                                           52,500            96,050
 * Mandelli SpA                                                         41,000                 0
 # Manifattura Lane Gaetano
     Marzotto & Figli SpA                                              138,000         1,579,981

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Marcolin SpA                                                         35,100   $        46,749
   Mariella Burani Fashion Group SpA                                    26,077           241,831
   Meliorbanca SpA                                                      90,667           398,133
   Merloni Elettrodomestici SpA                                        155,000         2,649,895
   Milano Assicurazioni SpA                                            266,700         1,003,871
   Mirato SpA                                                           12,000            86,458
 * Monrif SpA                                                          150,000           138,752
 * Montefibre SpA                                                      143,130            38,881
 # Navigazione Montanari SpA                                           110,917           243,930
 * Necchi SpA                                                          164,250            14,241
 * Negri Bossi SpA                                                      13,700            38,485
 * NGP SpA                                                              17,891             7,647
   Olidata SpA                                                          20,000            24,935
 * Opengate Group SpA                                                    4,000             9,330
 * Pagnossin SpA                                                         9,000            10,988
 * Perlier SpA                                                         100,700            24,309
   Permasteelisa SpA                                                    24,470           420,278
 # Pininfarina SpA                                                      31,285           849,351
 # Pirelli & C.Real Estate SpA                                           9,600           341,944
   Poligrafici Editoriale SpA                                          132,000           263,542
 * Premafin Finanziaria SpA Holding
     di Partecipazioni, Roma                                           342,051           438,278
 # Premuda SpA                                                          50,800           104,310
 * Ratti SpA                                                            31,768            17,466
   Recordati Industria Chimica e
     Farmaceutica SpA                                                   58,644         1,142,315
*# Reno de Medici SpA, Milano                                          332,210           301,332
 * Richard-Ginori 1735 SpA                                             128,000            92,847
   Risanamento Napoli SpA                                              255,850           424,393
 * Rodriquez SpA                                                        41,250                 0
 * Roncadin SpA                                                         81,400            45,192
   Sabaf SpA                                                             9,200           169,693
*# Saeco International Group SpA                                       154,000           678,509
   SAES Getters SpA                                                     14,750           226,549
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                               32,500           723,027
 * Schiapparelli 1824 SpA, Milano                                      166,200            29,735
 * Sirti SpA                                                            29,967            73,623
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                          65,000           165,261
 * SMI STA Metallurgica Italiana SpA                                   565,280           149,711
 # SNIA SpA                                                            227,590            68,573
*# Societa Sportiva Lazio SpA                                           18,150            23,421
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                          27,170         1,055,574
   Sogefi SpA                                                          182,500           685,265
 # Sol SpA                                                              81,830           348,520
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                   85,000            17,808
 * Sorin SpA                                                           341,385           875,453
   Stefanel SpA                                                         54,400           114,161
   Targetti Sankey SpA                                                  14,500            61,652
 * Tecnodiffusione Italia SpA                                            3,332             8,138
   Terme Demaniali di Acqui SpA                                        532,000           309,952
 # Tod's Group SpA                                                      30,476         1,037,865
 * Trevi-Finanziaria Industriale SpA                                    52,400            64,011
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                     113,898                 0
 * Unione Manifatture SpA
     (In Liquidation)                                                  156,000                 0
 * Unipar (Unione Nazionale di
     Participazione SpA)
     (In Liquidation)                                                  539,000   $             0
 * Vemer Siber Group SpA                                                46,000            38,263
 * Viaggi del Ventaglio SpA                                             23,000            34,226
   Vianini Industria SpA                                                52,520           149,833
 # Vianini Lavori SpA                                                  180,752         1,103,423
   Vittoria Assicurazioni SpA                                           51,500           330,906
   Zucchi (Vincenzo) SpA                                               144,350           650,599
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $42,678,188)                                                                  49,094,237
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Societa Sportiva Lazio SpA
     Rights 06/14/04                                                    18,150               432
 * Tecnodiffusione Italia SpA
     Warrants 11/15/04                                                   1,332               129
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $104,621)                                                                            561
                                                                                 ---------------
TOTAL -- ITALY
  (Cost $42,782,809)                                                                  49,094,798
                                                                                 ---------------
SWEDEN -- (6.6%)
COMMON STOCKS -- (6.6%)
 * Active Biotech AB                                                    38,640           277,286
   Addtech AB Series B                                                  22,300           130,440
   Alfa Laval AB                                                        18,600           287,253
 * Alfaskop AB                                                           3,200               343
   Angpannefoereningen AB Series B                                      10,800           184,255
*# Anoto Group AB                                                      134,833           280,900
   Axfood AB                                                            73,400         1,843,548
*# Axis AB                                                              76,994           139,444
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                           41,800            92,622
   Beiger Electronics AB                                                11,700           104,613
   Beijer AB Series B                                                   11,700           146,129
   Beijer Alma AB Series B                                              10,400           137,968
   Bergman & Beving AB Series B                                         36,200           260,158
   Biacore International AB                                             11,150           260,688
   Bilia AB Series A                                                   116,725         1,442,011
   Billerud AB                                                          58,700           913,801
 * Boliden AB                                                          197,400           720,189
 * Bong Ljungdahl AB                                                     9,000            42,251
 * Boras Waefveri AB Series B                                            8,600            31,584
 * Boss Media AB                                                        63,200           161,346
*# Bostads AB Drott                                                     21,350           383,743
 * Capio AB                                                             78,700           762,528
   Capona AB                                                            25,400           221,490
   Carbo AB                                                             37,100           917,167
   Castellum AB                                                         43,600         1,028,418
   Cloetta AB Series B                                                  22,250           523,083
   Concordia Maritime AB Series B                                       37,300            92,902
 * Connecta AB                                                             250               211
 * Consilium AB Series B                                                 4,300            18,075
 * Consilum AB Series B Issue 04                                           946             3,977
   D. Carnegie & Co. AB                                                 74,000           789,208
   Digital Illusions AB Series A                                         7,800            79,831
 * Doro Telefoni AB Series A                                             2,900             3,612
 * Drott Series AB                                                      89,700         1,254,548
 * Duroc AB Series B                                                     2,700             5,245

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Elekta AB                                                            28,600   $       571,275
*# Enea Data AB Series B                                               440,000           180,497
   Eniro AB                                                            154,000         1,209,611
 * Expanda AB                                                            6,547            28,914
   Fagerhult AB                                                         14,100           154,596
 * Fagerlid Industrier AB                                                8,600                 0
 * Finnveden AB                                                         57,000           472,909
 * Framfab AB Issue 04                                                 276,000            22,683
*# Framtidsfabriken AB                                                 690,000            56,707
 * Frontec AB Series B                                                  50,800            43,723
   Getinge AB                                                          176,604         2,059,565
   Geveko AB Series B                                                    8,300           165,513
 * Glocalnet AB                                                        187,500            71,787
   Gorthon Lines AB Series B                                            41,800            99,732
   Gunnebo AB                                                           50,000           611,837
   Haldex AB                                                            39,000           612,583
   Heba Fastighets AB Series B                                          13,500           162,317
   Hexagon AB Series B                                                   3,572           114,306
   Hiq International AB                                                 41,889            75,912
   HL Display AB Series B                                                6,000            99,604
   Hoganas AB Series B                                                  38,200           946,042
 * IBS AB Series B                                                      83,200           146,490
 * Icon Medialab International AB                                      145,300            85,642
 * Industrial & Financial Systems AB
     Series B                                                           59,300            89,184
 * Industrifoervaltnings AB Skandigen                                   63,975           180,553
 * Intentia International AB Series B                                  149,420           172,510
 * Intrum Justitia AB                                                  115,700           702,643
   Karlshamns AB                                                        23,800           263,272
   Kinnevik Industrifoervaltnings AB
     Series B                                                           44,400         1,376,789
 * Klippans Finpappersbruk AB                                            5,800            16,047
   Klovern AB                                                           53,276           108,621
   Kungsleden AB                                                        17,600           491,277
   Lagercrantz Group AB Series B                                        23,800            68,754
 * LGP Allgon Holding AB                                                41,280           326,690
   Lindex AB                                                            16,100           451,133
   Ljungberg Gruppen AB Series B                                         3,800            55,201
 * Lundin Petroleum AB                                                 322,400         1,845,813
 * Mandator AB                                                          20,520             2,654
   Meda AB Series A                                                      9,725           261,530
 * Medivir Series B                                                      7,100            98,165
 * Medivir Series B Issue 04                                             3,550            49,082
 * Micronic Laser Systems AB                                            42,600           317,865
 * Modern Times Group AB Series B                                       48,700           875,329
   Naerkes Elektriska AB Series B                                        4,250            51,352
 # NCC AB Series B                                                     118,100           997,840
   Nefab AB Series B                                                     5,100           106,921
 * Net Insight AB Series B                                             199,000            54,293
   New Wave Group AB Series B                                           10,400           274,411
 # Nibe Industrier AB                                                   22,800           395,686
   Nolato AB Series B                                                   42,840           304,908
   Observer AB                                                         137,856           500,142
   OEM International AB Series B                                         7,100            90,798
 * OMHEX AB                                                             78,100         1,036,191
 # Orc Software AB                                                      16,500           164,087
 * Ortivus AB                                                           11,507            43,984
 * Partnertech AB                                                        9,800            67,075
   PEAB AB Series B                                                    105,200           633,049
 * Pergo AB                                                             43,300            94,870
   Poolia AB Series B                                                   18,150            65,796
 * Prevas AB Series B                                                   16,000   $        34,602
*# Pricer AB Series B                                                  431,500            61,237
 * Proact It Group AB                                                   15,000            44,602
*# Proffice AB                                                          72,800           168,512
   Profilgruppen AB                                                      4,000            31,675
   Protect Data AB                                                       6,500            45,446
 * PyroSequencing AB                                                    51,940            67,222
   Q-Med AB                                                             34,000           933,835
 * Readsoft AB Series B                                                 17,800            25,618
   Rottneros Bruk AB                                                   366,600           475,106
   Salus Ansvar AB Series B                                             12,900            28,919
   Sardus AB                                                            11,200           156,323
 * Scribona AB Series A                                                 40,100            78,078
 * Scribona AB Series B                                                 46,300            93,210
 * Semcon AB                                                            18,300            59,160
 * Sigma AB Series B                                                    25,800            18,228
   Skistar AB                                                           21,000           255,229
 * Song Network Holding                                                 43,845           276,663
   SSAB Swedish Steel Series A                                          60,300         1,008,661
   SSAB Swedish Steel Series B                                          17,100           276,772
   Sweco AB Series B                                                    23,450           314,971
*# Switchcore AB                                                       154,820            76,009
 * Teleca AB Series B                                                   69,200           393,021
*# Telelogic AB                                                        196,200           363,802
 * Ticket Travel Group AB                                               15,152            24,006
   Trelleborg AB Series B                                               75,400         1,366,593
   TV 4 AB Series A                                                     22,200           326,440
 * VBG AB Series B                                                         271             3,577
 # Wallenstam Byggnads AB Series B                                      16,700           439,640
 * Wedins Norden AB Series B                                           280,000            78,874
 * Westergyllen AB Series B                                              4,300            41,564
   Whilborg Fastigheter AB Class B                                      69,960           910,901
   Wilh. Sonesson AB Series A                                            4,160            11,718
   Wilh. Sonesson AB Series B                                            4,160            11,826
   WM-Data AB Series B                                                 437,600           976,559
   Xponcard Group AB                                                     2,800            48,951
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $31,736,191)                                                                  43,695,177
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $8,510)                                                                         8,738
                                                                                 ---------------
TOTAL -- SWEDEN
  (Cost $31,744,701)                                                                  43,703,915
                                                                                 ---------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 * A. Cambas Holding &
     Real Estate S.A.                                                   36,750          116,030
   Aegek S.A.                                                           99,835          139,312
 * Agrotiki Insurance  S.A.                                             34,455          155,656
   Aktor Technical Co.  S.A.                                            63,650          898,111
   Alco Hellas ABEE S.A.                                                38,730           81,503
 * Alfa Alfa Energy S.A.                                                 3,810           21,305
   Alfa-Beta Vassilopo ulos S.A.                                        15,172          311,738
 * Alisida S.A.                                                          2,160            6,894
 * Allatini Industrial  & Commercial Co.                                15,370           25,710
 * Alte Technological  Co. S.A.                                         85,048           60,371
 * Altec Information &  Communication
     Systems S.A.                                                       80,278           55,047

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Alumil Milonas S.A.                                                  27,516   $       118,973
 * Aluminum of Attica S.A.                                             104,982            73,354
   Anek Lines S.A.                                                      60,821            86,861
   Arcadia Metal Industry
     C. Rokas S.A.                                                      22,389           134,047
 * AS Co. S.A.                                                          25,370            41,210
 * Aspis Bank                                                           45,604           160,199
 * Aspis Pronia General Insurance S.A.                                  48,640            68,398
 * Astir Palace Vouliagmenis S.A.                                       48,800           380,806
   Athens Medical Center S.A.                                          104,974           170,855
   Athens Water Supply & Sewage
     Co. S.A.                                                           53,245           367,162
 * Atlantic Super Market S.A.                                           13,640            23,016
   Attica Enterprises S.A. Holdings                                    138,964           560,873
   Attica Publications S.A.                                             16,674            96,877
   Atti-Kat S.A.                                                        88,984            65,304
   Autohellas S.A.                                                      22,490           186,833
   Babis Vovos S.A.                                                     50,982         1,020,513
 * Balafas Construction Holdings S.A.                                   15,200            13,376
 * Bank of Attica S.A.                                                 115,721           565,769
   Bank of Greece                                                        7,296           771,155
   Bank of Piraeus S.A.                                                163,829         1,908,614
   Benrubi S.A.                                                         11,121           179,607
 * Betanet S.A.                                                         11,220            58,409
 * Bitros Holdings S.A.                                                 19,302            66,236
 * Byte Computers S.A.                                                  17,230            47,922
   Chipita S.A.                                                         46,325           136,539
   Commercial Bank of Greece                                             1,960            51,891
 * Compucon Computer
     Applications S.A.                                                  11,260            11,566
   Computer Peripherals
     International S.A.                                                  9,110            18,660
 * Cyclon Hellas S.A.                                                   18,131            22,835
 * Daios Plastics S.A.                                                  16,350            97,776
   Delta Holdings S.A.                                                  33,747           217,732
   Dionic S.A.                                                          12,948            13,942
 * Domiki Krittis S.A.                                                  17,730            38,731
   Edrasi Psalllidas Technical Co. S.A.                                 31,108            37,221
   Egnatia Bank S.A.                                                   117,107           394,912
   El. D. Mouzakis S.A.                                                 31,653            47,200
   Elais Oleaginous Production S.A.                                     16,707           334,188
 * Elbisco Holding S.A.                                                 56,000           349,985
   Elektrak S.A.                                                        14,040            36,780
   Elektroniki of Athens S.A.                                           21,560            75,870
 * Elgeka S.A.                                                          18,590           118,004
   Elmec Sport S.A.                                                     64,256           188,624
 * Elton S.A.                                                           18,640           102,926
   Ethniki General Insurance Co. S.A.                                  118,768           502,415
 * Etma Rayon S.A.                                                      11,242            10,839
 * Euro Reliance General Insurance                                      14,830            33,432
 * Eurodrip S.A.                                                        11,620            72,059
 * Euromedica S.A.                                                      33,300            82,617
 * Europaiki Techniki                                                   32,750             9,247
   Everest S.A.                                                         30,730            96,016
   Evrofarma S.A.                                                        9,500            20,032
   F.G. Europe SA Common Registered
     Shares                                                              4,536            21,169
 * Fanco S.A.                                                           10,110            12,746
 * Forthnet S.A.                                                        17,510           124,455
   Fourlis S.A.                                                         64,420   $       375,049
   Frigoglass S.A.                                                      49,990           224,403
 * G.Polyhronos S.A.                                                    10,580            19,288
 * Galaxidi Fish S.A.                                                   12,940            10,746
   General Construction Co. S.A.                                        34,649           274,351
   General Commercial & Industry                                        24,060            23,268
 * General Hellenic Bank                                                35,139           307,113
   Germanos S.A.                                                        61,810         1,654,794
   Gnomon Construction S.A.                                             39,937            16,575
   Goody's S.A.                                                         17,740           292,448
   Halkor S.A.                                                         121,226           230,977
   Hatziioannou S.A.                                                    44,200           131,466
   Hellas Can Packaging
     Manufacturers S.A.                                                 27,902           260,751
   Hellenic Cables S.A.                                                 26,908            32,807
   Hellenic Duty Free Shops S.A.                                        80,020         1,469,699
   Hellenic Fabrics S.A.                                                17,110            41,389
   Hellenic Sugar Industry S.A.                                         35,750           185,506
   Hellenic Technodomiki S.A.                                          136,556           681,167
   Heracles General Cement Co.                                          93,293           902,740
   Hermes Real Estate S.A.                                              23,136            91,698
 * Hippotour S.A.                                                       12,155            21,640
   Hyatt Regency S.A.                                                  130,260         1,438,243
 * Iaso S.A.                                                            49,300           317,671
 * Iktinos Hellas S.A.                                                   6,500            19,968
 * Inform P. Lykos S.A.                                                 20,610            78,584
 * Informatics S.A.                                                     18,890            20,572
 * Intersat S.A.                                                        19,392             8,288
   Intertech S.A.                                                       12,236            43,100
 * Intracom Constructions S.A.                                          30,520            42,089
   Intracom S.A.                                                       172,366           867,145
 * Ionian Hotel Enterprises                                             16,754           196,136
 * J Boutaris & Son Holding S.A.                                        28,150            40,951
   J&P-Avax S.A.                                                       100,626           541,326
   Kalpinis Simos Steel Service Center                                  12,432            42,844
   Karelia Tobacco Co., Inc. S.A.                                        2,160           155,130
   Kathimerini S.A.                                                     21,240           151,902
   Katselis Sons S.A.                                                   18,000            54,283
 * Kego S.A.                                                            21,670            42,748
 * Kekrops S.A.                                                          2,244            41,224
 * Keramia-Allatini S.A. Industrielle
     Commerciale & Technique                                            10,368            31,465
 * Klonatex Group S.A. Bearer Shares                                    20,351            56,774
 * Kordellou Brothers S.A.                                              12,300            19,096
 * Kotsovolos S.A.                                                       2,872            17,537
 * Lambrakis Press S.A.                                                107,586           437,400
 * Lampsa Hotel Co.                                                     19,051           162,858
 * Lan-Net S.A.                                                         19,045            54,886
   Lavipharm S.A.                                                       39,294            64,751
 * Lazarides Vineyards S.A.                                             18,326            58,991
   Light Metals Industry                                                37,502            93,921
 * Logic Dis S.A.                                                       77,230            50,091
 * Loulis Mills S.A.                                                    15,382            51,603
 * Mailis (M.J.) S.A.                                                  101,594           345,789
 * Maritime Company of Lesvos S.A.                                      30,753            20,336
 * Maxim Knitwear Factory C.M                                           16,360            11,436
 * Medicon Hellas S.A.                                                   2,600            21,452
   Mesochoritis Bros. Construction Co.                                  23,700            14,261
   Metka S.A.                                                           59,820           332,002

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Michaniki S.A.                                                       98,065   $       247,154
   Minerva Knitwear                                                      5,140            16,983
 * Minoan Lines S.A.                                                    77,309           201,487
 * MLS Multimedia S.A.                                                   8,300            17,544
   Mochlos S.A.                                                        101,679            54,701
   Motor Oil (Hellas) Corinth
     Refineries S.A.                                                   152,870         1,479,494
   Mytilineos Holdings S.A.                                             47,000           293,977
 * N. Levederis S.A.                                                     8,355             5,720
   N.B.G. Real Estate Development Co.                                  134,960           548,750
 * Naoussa Spinning Mills S.A.                                          21,832            55,362
 * Naytemporiki S.A.                                                    26,080            64,777
 * Neorion-Syro's Shipyards S.A.                                        27,210            75,527
   Nexans Hellas S.A.                                                    3,003            10,805
   Nikas S.A.                                                           25,287           225,762
   Notos Com.Holdings S.A.                                              94,554           420,611
 * O. Daring Sain                                                        7,760             2,850
   Pantechniki S.A.                                                     50,460            93,372
 * Pegasus Publishing & Printing S.A.                                   58,590           129,553
 * Persefs S.A. Health Care                                             23,592            76,801
   Petros Petropoulos S.A.                                               7,360            51,031
 * Petzetakis S.A.                                                      22,560            67,417
 * Pilias S.A.                                                         103,584            32,899
 * Pipeworks L. Girakian Profil S.A.                                    11,730            14,476
   Piraeus Leasing                                                       5,765            47,055
 * Prodeftiki Technical Co.                                             32,257            18,546
 * Promota Hellas S.A.                                                  26,580            29,976
   Rilken S.A.                                                           1,982            20,130
 * Sanyo Hellas S.A.                                                    59,251            81,231
   Sarantis S.A.                                                        43,940           216,994
 * Sato S.A.                                                            28,850            26,473
   Selected Textile Industry Assoc. S.A.                                44,649            42,085
   Sfakianakis S.A.                                                     13,390            48,076
 * Sheet Steel S.A.                                                     25,850            12,644
 * Shelman Hellenic-Swiss Wood S.A.                                     38,042            51,219
   Silver and Baryte Ores Mining
     Co. S.A.                                                           34,961           252,107
   Singular S.A.                                                        54,600           118,301
   Spyroy Agricultural House S.A.                                       22,258            26,720
 * Stabilton S.A.                                                       27,530             2,689
   Strintzis Shipping Lines S.A.                                       131,240           171,857
   Technical Olympic S.A.                                              180,370           843,157
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                   13,910             4,293
   Teletypos S.A. Mega Channel                                          36,227           206,649
   Terna Tourist Technical &
     Maritime S.A.                                                      63,180           529,252
 * Themeliodomi S.A.                                                    37,422            69,958
   Thrace Plastics Co. S.A.                                             45,500            59,532
   Uncle Stathis S.A.                                                   10,999            78,220
   Unisystems S.A.                                                      41,820            81,179
 * Vardas S.A.                                                          13,780            47,516
 * Varvaressos S.A. European
     Spinning Mills                                                      7,200            17,764
   Veterin S.A.                                                         18,984            71,440
   Viohalco S.A.                                                       296,585         1,878,209
   Vioter S.A.                                                          61,470            88,526
 * Vis Container Manufacturing Co.                                       4,259   $        14,478
   Zampa S.A.                                                              830            10,465
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $33,864,979)                                                                  34,866,977
                                                                                 ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A.
     (Cost $8,591)                                                       3,196             9,368
                                                                                 ---------------
TOTAL -- GREECE
  (Cost $33,873,570)                                                                  34,876,345
                                                                                 ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
   Aalberts Industries NV                                               25,910           731,834
   Accell Group NV                                                       5,260           176,853
 * AFC Ajax NV                                                          10,787            94,614
 * Air France                                                           27,280           443,063
   Airspray NV                                                           3,800            88,587
   AM NV                                                                71,761           630,286
   Arcadis NV                                                           14,000           196,024
*# ASM International NV                                                 40,484           871,477
 * Atag Group NV                                                         4,630             1,640
   Athlon Groep NV                                                      34,250           710,516
   Batenburg Beheer NV                                                   3,000           117,303
 * Begemann Groep NV                                                    11,909            45,149
 * Begemann Groep NV Series B                                           13,451            10,182
   Beter Bed Holding NV                                                  4,900            62,759
   Boskalis Westminster NV                                              51,300         1,254,008
   Brunel International NV                                              12,000            95,708
   Buhrmann NV                                                         110,719         1,055,010
   Copaco NV                                                             7,000            29,119
 * Crucell NV                                                           26,050           200,117
 # Draka Holding NV                                                     14,287           232,175
 * Econosto NV                                                          17,305            30,761
   Eriks Group NV                                                        9,032           365,853
   Exact Holding NV                                                     19,764           488,548
 # Fornix Biosciences NV                                                 2,611            38,923
 * Fox Kids Europe NV                                                   66,840           665,786
   Gamma Holding NV                                                     15,705           685,311
   Gemeenschappeljk Bezit Crown
     van Gelder NV                                                      12,000           205,713
*# Getronics NV                                                        331,423           916,464
   Grolsche NV                                                          32,100           975,983
   Grontmij NV                                                           2,053            75,902
*# Hagemeyer NV                                                        339,750           727,438
   Heijmans NV                                                          18,173           409,819
   ICT Automatisering NV                                                 5,800            75,371
 # Imtech NV                                                            28,645           738,596
 * Ispat International NV                                               84,322         1,072,104
   Kas Bank NV                                                          42,888           780,773
 * Kendrion NV                                                          21,454            59,046
   Koninklijke Bam NV                                                   25,037           742,236
   Koninklijke Frans Maas Groep NV                                      12,349           410,257
   Koninklijke Nedlloyd NV                                              33,528         1,022,476
   Koninklijke Ten Cate NV                                              11,531           604,503
   Koninklijke Vendex KBB NV                                            76,204         1,417,510
   Koninklijke Vopak NV                                                 48,540           799,037
 * Laurus NV                                                           464,928           618,864
   MacIntosh NV                                                         15,590           398,907
 * Maverix Capital NV                                                    1,500            69,606

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Nederlandsche Apparatenfabriek                                       14,000   $       401,251
   New Skies Satellites NV                                              94,650           766,195
 * NH Hoteles                                                           21,703           243,941
   Nutreco Holding NV                                                   27,519           845,962
   NV Holdingsmij de Telegraaf                                          42,524           941,612
   Oce NV                                                               60,200           895,927
   Opg Groep NV Series A                                                10,100           492,522
*# Petroplus International NV                                           22,363           211,275
   Pinkroccade NV                                                       16,700           207,049
 * Pinkroccade NV Coupons                                               16,700                 0
   Randstad Holdings NV                                                 42,700         1,121,731
   Reesink NV                                                            2,050           131,469
   Roto Smeets de Boer NV                                                2,640           106,154
   Rubber Cultuur Maatschappij
     Amsterdam NV                                                       40,800           145,333
 * Samas-Groep NV, Zaandam                                              24,184           158,170
 * Scala Business Solutions NV                                          12,100            50,379
 * Semiconductor Industries NV                                          21,900           143,075
   Sligro Food Group Beheer                                             15,046           446,278
   Smit Internationale NV                                               20,578           696,089
 * SNT Groep NV                                                          9,400           151,639
   Stern Groep NV                                                        1,236            45,258
   Stork NV                                                             26,745           528,580
 * Textielgroep Twenthe NV                                               1,000             3,053
 * Tulip Computers NV                                                   53,860            15,179
   Twentsche Kabel Holding NV                                           18,244           499,770
   United Services Group NV                                             18,374           255,786
   Univar NV                                                             7,050           118,154
*# Van Der Mollen Holding NV                                            57,660           439,208
   Vedior NV                                                            74,880         1,116,481
 * Versatel Telecom International NV                                   376,079           750,005
 * Wegener Arcade NV                                                    70,830           692,254
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $21,699,486)                                                                  34,061,990
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
*  Air France Warrants 11/06/07                                         24,800            31,193
*  AM NV Coupons 06/04/04                                               71,761                 0
*  Eriks Group NV Coupons 06/02/04                                       9,032                 0
*  Koninklijke Vopak NV Coupons
     06/04/04                                                           48,540                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $19,048)                                                                          31,193
                                                                                 ---------------
TOTAL -- NETHERLANDS
  (Cost $21,718,534)                                                                  34,093,183
                                                                                 ---------------
SPAIN -- (4.7%)
COMMON STOCKS -- (4.7%)
 # Abengoa SA                                                           66,042           539,091
   Adolfo Dominguez SA                                                   3,700            65,505
   Aldeasa SA                                                           15,329           429,375
*# Amper SA                                                             56,800           285,285
 * Avanzit SA                                                           17,275            49,574
*# Azkoyen SA                                                           52,500           362,360
   Banco de Andalucia                                                    9,800           866,187
   Banco de Credito Balear SA                                           35,424           862,114
 # Banco de Valencia SA                                                188,053         3,921,612
   Banco Guipuzcoano SA                                                 21,194           585,532
 # Banco Pastor SA                                                      34,300         1,017,728
*# Baron de Ley SA                                                       5,642           232,169
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                   7,500   $       531,517
   Campofrio Alimentacion SA                                            92,800         1,335,597
   Cementos Portland SA                                                 16,881         1,012,633
   Compania de Distribucion
     Integral Logista SA                                                29,600           949,994
   Cortefiel SA                                                         57,093           578,363
 * Dogi International Fabrics SA                                         4,000            23,753
 * Duro Felguera SA                                                     10,860            76,739
   Elecnor SA                                                           18,300           756,452
 * Ercros SA                                                           100,518            40,505
 * Espanola del Zinc SA                                                 29,250            65,033
 * Estacionamientos Urbanos SA                                           4,200                 0
 # Europistas Concesionaria
     Espanola SA                                                       174,940         1,092,612
 # Faes Farma SA                                                        32,498           482,884
 * Faes Farma SA Issue 04                                                3,610            53,641
   Funespana SA                                                          4,500            35,644
   Grupo Empresarial Ence SA                                            18,593           491,228
 * Grupo Picking Pack SA                                               145,775            72,979
   Hullas del Coto Cortes                                                8,666           109,000
   Iberpapel Gestion SA                                                  6,700           129,089
   Inbesos SA                                                            8,050            44,064
   Indo Internacional SA                                                33,600           296,121
   Indra Sistemas SA                                                    75,200           961,588
   Inmobiliaria Colonial SA ICSA                                        35,200           853,405
   Inmobiliaria del Sur SA                                                 331            49,919
   Inmobiliaria del Sur SA Issue 2003                                       47             6,278
   Inmobiliaria Urbis SA                                                80,282           888,193
   Lingotes Especiales SA                                               22,080           127,800
 * LSB (La Seda de Barcelona SA)
     Series B                                                           25,200            61,252
 * Mecalux SA                                                            9,500            64,934
 # Metrovacesa SA                                                       14,895           570,753
   Miquel y Costas y Miquel SA                                           4,891           242,401
   Natra SA                                                             14,979            69,658
 * Nicolas Correa SA                                                    15,750            56,303
   Obrascon Huarte Lain SA                                              65,366           514,114
   Pescanova SA                                                         26,443           490,261
   Prosegur Cia de Seguridad SA                                         45,049           704,950
 # Recoletos Grupo de
     Comunicacion SA                                                    95,420           688,621
 * Sogecable SA                                                         34,600         1,432,153
 # Sol Melia SA                                                        112,700           970,621
 # SOS Cuetara SA                                                       20,902           590,517
   Tavex Algodonera SA                                                  31,944           123,249
 * Tecnocom Telecomunicaciones y
     Energia SA                                                          6,300            54,851
*# Tele Pizza SA                                                       163,225           296,931
 # Transportes Azkar, SA                                                35,477           250,505
   Tubacex SA                                                           73,130           142,948
   Tubos Reunidos SA                                                    12,466            98,848
   Unipapel SA                                                          41,935           795,699
*# Uralita SA                                                          112,831         1,176,721
   Vidrala SA, Alava                                                    47,040           635,884
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                          97,492           904,236
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $16,578,339)                                                                  31,217,973
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                                        ------            ------
RIGHTS/WARRANTS -- (0.0%)
 * Faes Farma SA Rights 06/08/04
     (Cost $0)                                                               8   $            13
                                                                                 ---------------
TOTAL -- SPAIN
  (Cost $16,578,339)                                                                  31,217,986
                                                                                 ---------------
FINLAND -- (4.6%)
COMMON STOCKS -- (4.6%)
   Alandsbanken AB Series B                                              4,890           104,976
 * Aldata Solutions Oyj                                                 64,735           126,228
   Alma Media Oyj                                                       34,388           295,730
 * Amanda Capital Oyj                                                  180,700            37,558
   Amer-Yhtymae Oyj Series A                                            25,370         1,302,258
   Aspo P.L.C.                                                           8,200           126,092
 # Aspocomp Group P.L.C.                                                12,738           185,355
   Basware Oyj                                                           7,050            62,039
 * Benefon Oy                                                            1,900               488
 * Biotie Therapies Oyj                                                 39,754            54,404
   Capman Oyj Series B                                                  12,485            25,090
   Chips Corp. Series B                                                 17,750           391,799
 # Comptel Oyj                                                         149,541           332,860
   Efore Oy                                                             12,920           110,435
   Elcoteq Network Corp.                                                21,260           350,467
   Elektrobit Group Oyj                                                663,597           364,863
 * Elisa Communications Corp.                                           74,525           929,039
 * Eq Online Oyj                                                        23,900            61,303
 * Evox Rifa Group Oyj                                                  51,210             6,877
   Finnair Oyj                                                         118,150           757,041
   Finnlines Oyj                                                        30,280           836,008
   Fiskars Oy AB Series A                                               41,270           503,052
*# F-Secure Oyj                                                        140,928           233,997
   HK Ruokatalo Oy Series A                                             19,620           154,152
   Honkarakenne Oy Series B                                              3,030            24,896
   Huhtamaki Van Leer Oyj                                              125,650         1,648,682
   Ilkka-Yhtyma Oyj                                                      7,560            61,405
 * Incap Oyj                                                            11,000            29,727
   J.W. Suominen Yhtyma Oy                                              17,955           115,905
   Jaakko Poyry Group Oyj                                               14,610           374,274
   KCI Konecranes International Oyj                                     13,800           476,790
   Kemira Oyj                                                          118,400         1,495,483
   Kesko Oyj                                                            32,060           631,189
   Laennen Tehtaat Oy                                                    5,870            92,011
   Lassila & Tikanoja Oyj                                               16,990           531,093
 # Lemminkainen Oy                                                      16,600           286,210
   Leo Longlife Oy                                                       2,920            26,558
   Martela Oy                                                              530             7,552
   Metsaemarkka Oyj Series B                                               700             5,711
   New Kyro Corp. Oyj                                                   45,670           416,917
   Nokian Renkaat Oyj                                                   12,180         1,125,512
   Nordic Aluminium Oy                                                   1,900            20,443
 * Okmetic Oyj                                                          16,204            51,125
   Okobank Class A                                                     101,080         1,005,169
   Olvi Oyj Series A                                                     3,320            51,596
   Orion-Yhtyma Oyj Series A                                            20,590           520,112
   Orion-Yhtyma Oyj Series B                                            30,460           774,447
   Outokumpu Oyj Series A                                               21,100           319,672
 # Oy Stockmann AB Series B                                             30,200           692,771
   Perlos P.L.C. Warrants 04/04/04                                      72,311           706,734
   PK Cables Oyj                                                         5,530           157,375
 * Pmj Automec Oyj                                                      23,910            14,303
   Pohjola Group P.L.C. Series D                                       146,205         1,424,311
   Ponsse Oyj                                                            6,300   $       156,071
 * Proha Oyj                                                            51,232            30,597
   Raisio Group P.L.C. Series V                                        118,423           246,827
   Rakentajain Koneuvokrammo Oy                                         10,260            75,108
   Ramirent Oyj                                                         12,270           235,240
   Rapala VMC Oyj                                                       36,040           263,692
   Rautaruukki Oyj Series K                                            188,780         1,405,418
   Raute Oy Series A                                                     2,390            20,892
   Rocla Oy                                                              1,300            10,604
*# Saunalahti Group Oyj                                                124,754           172,294
   Scanfil Oyj                                                          63,879           406,243
   Sponda Oyj                                                          109,111           877,237
   Stockmann Oyj AB                                                     35,240           794,290
 * Stonesoft Corp.                                                      49,279            36,161
   Sysopen P.L.C.                                                        7,720            31,554
   Talentum Oyj                                                         18,300           135,798
 * Tecnomen Holding Oyj                                                 49,370            69,479
 # Teleste Corp. Oyi                                                    14,699           100,496
   Tulikivi Oyj                                                          5,710            47,043
   Turkistuottajat Oy                                                    2,590            23,379
   Uponor Oyj Series A                                                  44,400         1,411,984
   Vacon Oyj                                                            14,537           195,157
   Vaisala Oy Series A                                                  19,050           418,738
   Viking Line AB                                                       10,360           256,781
   Wartsila Corp. Oyj Series B                                          66,460         1,357,264
   Yit-Yhtymae Oyj                                                      67,708         1,346,318
   Yomi Oyj                                                             15,450           104,659
                                                                                 ---------------
TOTAL -- FINLAND
  (Cost $21,901,896)                                                                  30,669,408
                                                                                 ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
   Aarhus Oliefabrik A.S. Aeries A                                       4,950           261,794
 * Alm. Brand A.S.                                                      28,360           698,351
 # Amagerbanken A.S.                                                     2,734           278,442
   Ambu International A.S. Series B                                      1,500            23,420
   Amtssparekassen Fyn A.S.                                              2,243           264,732
   AS Dampskibsselsk Torm                                               49,460         1,146,129
   Bang & Olufsen Holding A.S.
     Series B                                                           13,387           778,490
 * Bavarian Nordic A.S.                                                  4,930           328,102
 * Brodrene Hartmann A.S. Series B                                       5,865           100,121
   Bryggerigruppen A.S.                                                  8,515           559,580
 # Christian Hansen Holding A.S.
     Series B                                                           10,855           659,833
 # Codan A.S.                                                           43,400         1,818,907
   Dalhoff, Larsen & Hornemann A.S.
     Series B                                                            1,370            65,510
   Danware A.S.                                                          4,185            69,952
   DFDS A.S., Copenhagen                                                11,760           448,812
   DiskontoBanken A.S.                                                     713           118,693
   DSV, De Sammensluttede
     Vognmaend A.S.                                                     22,630         1,042,126
   East Asiatic Co., Ltd.                                               22,723         1,009,259
   Edb Gruppen A.S.                                                      3,230            80,070
 * Fimiston Resources & Technology Ltd.                                    400             3,675
 * FLS Industries                                                       73,180           991,184
   Fluegger A.S. Series B                                                2,913           168,510
   Foras Holding A.S. Series A                                          13,292           145,304
 # Forstaedernes Bank                                                    4,322           252,637
 * Genmab A.S.                                                          28,629           470,533

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Glunz & Jensen A.S.                                                   1,470   $         9,435
   GN Great Nordic A.S.                                                210,980         1,584,031
   H&H International A.S. Series B                                       1,140           278,164
*# Harboes Bryggeri A.S.                                                   575           135,909
   Hedegaard (Peder P.) A.S.                                               660            42,388
   Hojgaard Holding A.S. Series B                                        2,500            69,871
 * IC Co. A.S.                                                           3,510            21,322
 * Incentive A.S.                                                        3,575            10,859
 * Junckers (F.) Industrier A.S.                                           860                 1
 * Jyske Bank A.S.                                                      37,760         1,990,859
   Kjobenhavns Sommer Tivoli A.S.                                          580           185,396
   Koebenhavns Lufthavne                                                 9,910         1,405,633
   Kompan A.S.                                                             230            34,618
   Lan & Spar Bank A.S.                                                  2,250           102,164
   Lollands Bank                                                           150            23,619
*# Neurosearch A.S.                                                      9,160           290,933
   NKT Holding A.S.                                                     30,245           591,781
   Nordjyske Bank A.S.                                                     920           149,592
 * NTR Holdings A.S.                                                     1,130             7,636
   Oestjydsk Bank                                                          400            44,678
   Ove Arkil Series B                                                      270            27,395
   Per Aarsleff A.S. Series B                                            1,545            57,621
 * Pharmexa A.S.                                                         3,235             9,887
 * Pharmexa A.S. Issue 04                                                9,705            29,637
   Ringkjobing Bank                                                      1,670           101,376
   Ringkjobing Landbobank                                                1,620           458,456
   Rockwool, Ltd.                                                       24,520         1,006,885
*# RTX Telecom A.S.                                                      8,400            60,644
   Salling Bank                                                            250            22,156
   Sanistal A.S. Series B                                                1,786            94,758
*# SAS Danmark A.S.                                                     34,300           304,839
   Satair A.S.                                                           1,350            27,306
   Schouw & Co. A.S.                                                    15,485           333,494
   Simcorp A.S.                                                          5,240           207,857
   Sjaelso Gruppen A.S.                                                  2,388           172,549
   Skjern Bank A.S.                                                        725            49,117
 * Sondagsavisen A.S.                                                   21,165            75,193
   Spar Nord Holding                                                     6,823           598,270
   Sparbank Vest A.S.                                                    6,600           243,985
   Sparekassen Faaborg A.S.                                                481           111,974
   Sydbank A.S.                                                          8,172         1,169,618
   Thrane & Thrane A.S.                                                  5,258           187,000
*# TK Development                                                       12,478            26,845
 * Topdanmark A.S.                                                      28,300         1,711,231
 * Treka A.S.                                                            8,498           106,231
*# Vestas Wind Systems A.S.                                             27,377           364,922
 * Vestas Wind Systems A.S. Issue 04                                     9,125           118,356
   Vestfyns Bank                                                           200            20,254
   Vestjysk Bank A.S.                                                   10,800           280,047
   VT Holdings Shares B                                                  3,130           138,945
 * Wessel & Vett Magasin du Nord A.S.
     Series C                                                            2,102            39,566
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $17,507,964)                                                                  26,919,469
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $74,250)                                                                       74,909
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S.
    Rights 06/03/04
    (Cost $0)                                                                2   $             3
                                                                                 ---------------
TOTAL -- DENMARK
  (Cost $17,582,214)                                                                  26,994,381
                                                                                 ---------------
NORWAY -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Aker Kvaerner ASA                                                    73,730         1,177,219
   Aktiv Kapital ASA                                                    57,017           810,181
   Arendals Fosse Kompani ASA                                              100             7,562
 * Blom ASA                                                             18,367            11,333
   Bonheur ASA                                                          16,850           432,715
 * Choice Hotel Scandinavia ASA                                         27,740            74,400
 * Corrocean ASA                                                        19,321             7,353
   Det Norske Oljeselskap ASA
     Series A                                                           85,320           335,757
*# DOF ASA                                                              97,006           230,816
*  EDB Elektronisk Data
     Behandling ASA                                                    149,417           902,984
   Ekornes ASA                                                          56,490         1,093,360
*# Eltek ASA                                                            40,842           356,981
   Expert ASA                                                           48,758           318,254
   Farstad Shipping ASA                                                 60,790           521,174
*# Fjord Seafood ASA                                                   783,483           351,473
*# Fred Olsen Energy ASA                                                91,600           595,414
   Ganger Rolf ASA                                                       6,690           158,303
   Gresvig ASA                                                           4,590            23,953
   Hafslund ASA                                                         58,700           305,825
 * Home Invest ASA                                                      15,077            11,233
 * Industrifinans Naeringseiendom ASA                                    7,582            17,069
   Kongsberg Gruppen ASA                                                49,500           641,109
   Kverneland ASA                                                       16,160           211,710
 * Merkantildata ASA                                                   320,521           240,821
   Natural ASA                                                          10,143            57,286
 # Nera ASA                                                            187,753           498,203
 * Nordic Semiconductor ASA                                             25,000            93,778
 * Northern Offshore, Ltd.                                             214,000           101,115
*# Ocean Rig ASA                                                       105,531           283,380
   Odfjell ASA Series A                                                 24,910           779,714
   Olav Thon Eiendomsselskap ASA                                         8,320           370,922
 * P4 Radio Hele Norge ASA                                              32,200            44,142
 * Photocure ASA                                                        26,690           208,467
   Prosafe ASA                                                          55,980         1,226,476
   Rieber and Son ASA Series A                                          63,654           526,927
   Schibsted ASA                                                       112,960         1,984,868
 * Sinvest ASA                                                           6,220             9,920
   Smedvig ASA Series A                                                 83,580           785,335
 * Software Innovation ASA                                              13,423            59,416
   Solstad Offshore ASA                                                 54,100           403,803
   Steen and Stroem ASA                                                 19,512           362,974
   Storebrand ASA                                                      183,330         1,231,400
   Tandberg ASA Series A                                               217,280         2,188,218
*# Tandberg Data ASA                                                    58,950           128,375
 * Tandberg Storage ASA                                                 48,450            17,398
 * Tandberg Television ASA                                              90,430           570,546
 * Telecomputing ASA                                                    44,963            75,209
*# Tgs-Nopec Geophysical Co. ASA                                        40,910           547,907
   Tomra Systems ASA                                                   294,480         1,185,566
 * Tybring-Gjed ASA                                                    145,145            60,495

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Unit 4 Agresso NV                                                     4,620   $        47,499
   Veidekke ASA                                                         21,846           206,725
   Visma ASA                                                            47,393           494,421
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    30,400           844,901
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $19,143,084)                                                                  24,232,385
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $50,721)                                                                       50,620
                                                                                 ---------------
TOTAL -- NORWAY
  (Cost $19,193,805)                                                                  24,283,005
                                                                                 ---------------
BELGIUM -- (3.5%)
COMMON STOCKS -- (3.5%)
 * Abfin SA                                                              2,560                 0
 # Ackermans & Van Haaren SA                                            32,186           768,565
 * Arinso International NV                                              14,739           225,313
 # Banque Nationale de Belgique                                            710         2,425,215
 # Barco (New) NV                                                       12,051         1,052,946
 # Bekaert SA                                                           23,290         1,345,848
   BMT NV                                                                2,040           268,903
   Brantano NV                                                           2,060            78,316
   Brederode SA                                                         12,180           247,184
   Carrieres Unies Porphyre                                                 20            32,363
 # CFE (Compagnie Francois
     d'Entreprises)                                                      2,080           520,647
 # Cie Martime Belge SA                                                  8,237           774,390
   Cofinimmo SA                                                          9,778         1,253,737
   Commerciale de Brasserie
     SA COBRHA                                                             115           118,559
 # Deceuninck SA                                                        63,700         2,060,616
 # D'Ieteren SA                                                          5,831         1,160,750
   Distrigaz                                                                57           109,360
 * Docpharma SA NV                                                       4,489           168,724
 * Duvel Moorgat NV                                                      5,019           146,297
   EVS Broadcast Equipment SA                                            1,100            57,129
 # Exmar NV                                                              3,080           169,072
   Floridienne NV                                                        2,033           114,632
   Glaces de Moustier-sur-Sambre SA                                     13,370           456,648
 # Immobel (Cie Immobiliere de
     Belgique SA)                                                        4,600           186,388
 * Integrated Production & Test
     Engineering NV                                                      4,380            25,132
*# Ion Beam Application SA                                              23,058           166,322
 * Ipso-Ilg SA                                                           5,990            47,597
   Keytrade Bank SA                                                      2,800            74,088
 * Kinepolis Group NV                                                    5,020           136,087
   Lotus Bakeries NV                                                       650            60,096
 # Melexis NV                                                           47,001           516,941
   Metiers Automatiques Picanol                                         16,120           364,776
 * Neuhaus NV                                                              670            25,064
   Nord-Sumatra Investissements SA                                         650           166,177
 # Omega Pharma SA                                                      26,708         1,291,876
   Papeteries de Catala SA                                                 315            36,581
   Quick Restaurants SA                                                 19,501           262,408
*# Real Software SA                                                     10,280             6,292
   Recticel SA                                                          22,870           192,465
   Resilux NV                                                            1,754           143,326
   Rosier SA                                                               655            85,642
 # Roularta Media Groep                                                  9,837   $       542,305
 * Sait Radioholland                                                     7,313            45,326
   Sapec SA                                                              3,635           270,918
 * Sapec SA VVPR                                                            75               124
   Sioen Industries                                                     21,502           239,937
 * SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                                   1,545           217,610
   Societe Belge Des Betons SA                                           8,500           491,716
*# Solvus SA                                                            38,344           568,173
 * Solvus SA Interim Strip VVPR                                         18,176               222
   Spector Photo Group SA                                                5,408            63,439
 * Systemat SA                                                           6,330            35,507
*# Telindus Group SA                                                    39,392           380,048
   Ter Beke NV                                                           2,281           156,772
 # Tessenderlo Chemie                                                   28,984         1,014,591
*# Umicore-Strip VVPR                                                      456                83
   UNIBRA                                                                1,600           143,561
   Union Miniere SA                                                      9,586           581,947
   Van de Velde NV                                                       2,683           314,928
   VPK Packaging Group SA                                                7,185           224,333
   Warehouses de Pauw Sicafi                                             6,608           250,094
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $16,261,563)                                                                 22,884,106
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                           9,778                 0
                                                                                 ---------------
TOTAL -- BELGIUM
  (Cost $16,261,563)                                                                  22,884,106
                                                                                 ---------------
AUSTRIA -- (2.6%)
COMMON STOCKS -- (2.6%)
   Andritz AG                                                           13,609           629,977
 * Austria Email AG                                                        715             2,626
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    42,784           578,212
   Bank Fuer Kaernten und
     Steiermark AG                                                         520            60,373
 * Betandwin.com Interactive
     Entertainment AG                                                   12,749           401,870
   Bohler Uddeholm AG                                                   11,195           853,701
   BWT AG                                                               21,819           533,887
 * Ca Immobilien Invest AG                                              28,791           686,371
   Constantia-Iso Holding AG                                            15,000           165,504
   Constantia-Verpackungen AG                                           19,123           455,606
   Flughafen Wien AG                                                    25,698         1,430,185
 * Immofinanz Immobilien
     Anlagen AG                                                        165,130         1,305,119
 * Lenzing AG                                                            3,948           819,262
   Manner (Josef) & Co. AG                                                 870            39,309
   Mayr-Melnhof Karton AG                                               11,760         1,411,719
   Oberbank AG                                                           5,384           494,560
   Palfinger AG                                                         10,383           352,584
 * Readymix Kies-Union AG                                                  500            55,632
 * RHI AG, Wien                                                         19,649           408,075
   Rosenbauer International AG                                           1,530            92,610
 * Sparkassen Immobilien                                                29,760           283,539
   Ubm Realitaetenentwicklung AG                                           360            42,216
   Uniqa Versicherungen AG                                             128,555         1,573,600
 * VA Technologie AG                                                    17,392           928,120

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Voestalpine AG                                                       30,095   $     1,342,886
   Wienerberger AG                                                      63,642         2,156,762
*# Wolford AG                                                            4,900           136,346
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $12,179,339)                                                                  17,240,651
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08                                          7,860                 0
 * Wienerberger AG Rights 06/02/04                                      63,642                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                   0
                                                                                 ---------------
TOTAL -- AUSTRIA
  (Cost $12,179,339)                                                                  17,240,651
                                                                                 ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   Abbey P.L.C.                                                         25,557           243,724
 * Arcon International Resources P.L.C.                                143,750             6,070
 * Ardagh P.L.C.                                                        14,262            20,899
   DCC P.L.C.                                                           91,965         1,496,544
 * Dragon Oil P.L.C.                                                   104,167            85,671
 * Elan Corp. P.L.C.                                                   154,046         3,637,877
   Fyffes P.L.C.                                                       380,502           744,692
   Glanbia P.L.C.                                                      321,765           873,552
 * Grafton Group P.L.C.                                                253,939         1,826,994
   Greencore Group P.L.C.                                              218,422           826,444
   Heiton Holdings P.L.C.                                               51,677           303,186
   IAWS Group P.L.C.                                                   105,879         1,191,636
   IFG Group P.L.C.                                                     37,599            48,251
   Independent News & Media P.L.C.                                     618,550         1,463,247
 * Iona Technologies P.L.C.                                             21,281           110,028
 * Irish Intercontental Group P.L.C.                                    18,872           247,600
   IWP International P.L.C.                                             39,611            14,995
   Jurys Hotel Group P.L.C.                                             69,061           839,965
   Kingspan Group P.L.C.                                               183,188         1,084,945
   McInerney Holdings P.L.C.                                            33,991           199,328
   Paddy Power P.L.C.                                                   49,663           576,587
   Readymix P.L.C.                                                     109,762           209,581
 * Ryan Hotels P.L.C.                                                   68,061           108,209
   United Drug P.L.C.                                                  190,860           626,973
   Waterford Wedgwood P.L.C.                                         1,026,650           245,963
                                                                                 ---------------
 TOTAL -- IRELAND
   (Cost $9,414,821)                                                                  17,032,961
                                                                                 ---------------
PORTUGAL -- (1.4%)
COMMON STOCKS -- (1.4%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                          194,100           300,900
   Efacec Capital SGPS SA                                               60,600           154,748
   Ibersol SGPS SA                                                      14,462            79,203
 * Impresa Sociedade Gestora de
     Participacoes Socias SA                                           190,166           884,290
 * Investimentos Participacoes e
     Gestao SA Inapa                                                    43,702           166,889
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                   130,000         1,534,348
   Mota-Engil SGPS SA                                                  250,900           528,610
 * Novabase SGPS                                                        56,005           409,732
   Portucel-Empresa Produtora
     de Pasta de Papel SA                                              466,977   $       786,636
   Sag Gest - Solucoes Automovel
     Globais SGPS SA                                                   235,500           376,183
   Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                                      54,900           245,318
 * Sociedad Construcoes Soares
     da Costa SA                                                        19,200            68,200
   Sociedade de Investimento e
     Gestao SGPS SA                                                    160,396           733,084
   Sonae SGPS SA                                                     1,079,900         1,121,565
 * Sonaecom SGPS SA                                                    321,175         1,180,914
   Teixeira Duarte Engenharia e
     Construcoes SA                                                    609,000           891,595
                                                                                 ---------------
TOTAL -- PORTUGAL
  (Cost $6,340,397)                                                                    9,462,215
                                                                                 ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
     (Cost $413,489)                                                                     413,235
                                                                                 ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *InFocus Corp.                                                         10,455            84,267
                                                                                 ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
    (Cost $7,676)                                                                          8,904
                                                                                 ---------------


                                                                       FACE
                                                                      AMOUNT
                                                                      ------
                                                                      (000)
TEMPORARY CASH
   INVESTMENTS -- (16.5%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $2,355,000
    FHLB Notes 3.375%, 06/15/04,
    valued at $2,393,269) to be
    repurchased at $2,357,000
    (Cost $2,357,000)                                                $   2,357         2,357,000
  Repurchase Agreement, Mizuho
    Securities USA 1.00%, 06/01/04
    (Collateralized by $112,867,000 U.S.
    Treasury Obligations rates ranging
    from 2.625% to 4.25%, maturities
    ranging from 08/15/08 to 08/15/13
    valued at $109,888,930 to be
    repurchased at $107,746,214
     (Cost $107,734,244)                                               107,734       107,734,244
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $498,965,942)++                                                         $   661,841,192
                                                                                 ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $498,965,972.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                   THE U.S.         THE U.S.         THE U.S.         THE DFA
                                                                    LARGE            LARGE            SMALL        INTERNATIONAL
                                                                   COMPANY         CAP VALUE           CAP             VALUE
                                                                    SERIES           SERIES           SERIES          SERIES
                                                                --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (including $390,011, $459,183,
  $116,349, and $419,174 of securities on loan, respectively)   $    3,719,940   $    3,662,375   $    1,873,221   $    2,449,899
Cash                                                                     3,729                1                1               15
Receivables:
  Investment Securities Sold                                                --              605            6,981            3,463
  Dividends, Interest, and Tax Reclaims                                  5,142            5,373              794            8,315
  Securities Lending                                                        17               20               66              371
  Fund Shares Sold                                                       1,653            3,543            1,923              812
Prepaid Expenses and Other Assets                                           24               13               15               13
                                                                --------------   --------------   --------------   --------------
    Total Assets                                                     3,730,505        3,671,930        1,883,001        2,462,888
                                                                --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                      402,677          474,214          123,459          442,002
  Investment Securities Purchased                                           --           21,826           12,887            3,476
  Fund Shares Redeemed                                                   2,119               96                               335
  Futures Margin Variation                                                 139               --               --               --
  Due to Advisor                                                            68              257               43              324
Accrued Expenses and Other Liabilities                                     270              201              127              219
                                                                --------------   --------------   --------------   --------------
    Total Liabilities                                                  405,273          496,594          136,516          446,356
                                                                --------------   --------------   --------------   --------------
NET ASSETS                                                      $    3,325,232   $    3,175,336   $    1,746,485   $    2,016,532
                                                                ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                          N/A      188,406,260      120,164,188      144,560,171
                                                                ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                          N/A   $        16.85   $        14.53   $        13.95
                                                                ==============   ==============   ==============   ==============
Investments at Cost                                             $    3,054,407   $    3,112,874   $    1,663,626   $    2,082,685
                                                                ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                THE              THE           THE UNITED          THE
                                                              JAPANESE       PACIFIC RIM        KINGDOM        CONTINENTAL
                                                               SMALL            SMALL            SMALL            SMALL
                                                              COMPANY          COMPANY          COMPANY          COMPANY
                                                               SERIES           SERIES           SERIES           SERIES
                                                           --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (including $101,833, $14,580, $0,
  and $102,476 of securities on loan, respectively)        $      544,495   $      205,501   $      273,672   $      661,841
Cash                                                                   16               16               15               15
Receivables:
  Investment Securities Sold                                           --               60              297            1,176
  Dividends, Interest, and Tax Reclaims                             3,087              421            1,156            2,111
  Securities Lending Income                                           120               26               --              119
  Fund Shares Sold                                                     43                7              910                4
Prepaid Expenses and Other Assets                                       2                1                2                2
                                                           --------------   --------------   --------------   --------------
    Total Assets                                                  547,763          206,032          276,052          665,268
                                                           --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                 109,273           19,379               --          107,734
  Investment Securities Purchased                                   4,033            2,489              194              147
  Fund Shares Redeemed                                                 13               --               --               40
  Due to Advisor                                                       35               15               22               45
Accrued Expenses and Other Liabilities                                 72               49               60               87
                                                           --------------   --------------   --------------   --------------
    Total Liabilities                                             113,426           21,932              276          108,053
                                                           --------------   --------------   --------------   --------------
NET ASSETS                                                 $      434,337   $      184,100   $      275,776   $      557,215
                                                           ==============   ==============   ==============   ==============
Investments at Cost                                        $      602,564   $      228,420   $      208,866   $      498,966
                                                           ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                              THE U.S.          THE U.S.         THE U.S.         THE DFA
                                                               LARGE             LARGE            SMALL        INTERNATIONAL
                                                              COMPANY          CAP VALUE           CAP             VALUE
                                                               SERIES            SERIES           SERIES           SERIES
                                                           --------------    --------------   --------------   --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld
    of $0, $0, $0, and $3,065, respectively)               $       26,657    $       23,072   $        6,892   $       27,015
  Interest                                                            266               173              104              115
  Income from Securities Lending                                      171               174              462            1,369
                                                           --------------    --------------   --------------   --------------
      Total Investment Income                                      27,094            23,419            7,458           28,499
                                                           --------------    --------------   --------------   --------------
EXPENSES
  Investment Advisory Services                                        408             1,467              244            1,881
  Accounting & Transfer Agent Fees                                    244               444              251              483
  Custodian Fees                                                       56               139               79              290
  Legal Fees                                                           13                10                5                6
  Audit Fees                                                           21                19               11                7
  S&P 500 Fees                                                         38                --               --               --
  Shareholders' Reports                                                28                25               14               11
  Trustees' Fees and Expenses                                          29                15                8                4
  Other                                                                30                33               19               27
                                                           --------------    --------------   --------------   --------------
      Total Expenses                                                  867             2,152              631            2,709
                                                           --------------    --------------   --------------   --------------
  NET INVESTMENT INCOME (LOSS)                                     26,227            21,267            6,827           25,790
                                                           --------------    --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold                                                (2,018)           22,742           42,483           50,698
  Net Realized Gain (Loss) on Futures                               8,199                --               --               --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                              --                --               --                4
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    172,722           206,595           22,170          134,458
    Futures                                                        (1,635)               --               --               --
  Translation of Foreign Currency Denominated
    Amounts                                                            --                --               --             (180)
                                                           --------------    --------------   --------------   --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES
    AND FOREIGN CURRENCY                                          177,268           229,337           64,653          184,980
                                                           --------------    --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $      203,495    $      250,604   $       71,480   $      210,770
                                                           ==============    ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                                THE
                                                      THE JAPANESE      THE PACIFIC        THE UNITED       CONTINENTAL
                                                         SMALL           RIM SMALL       KINGDOM SMALL         SMALL
                                                        COMPANY           COMPANY           COMPANY           COMPANY
                                                         SERIES            SERIES            SERIES            SERIES
                                                     --------------    --------------    --------------    --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld
    of $262, $93, $349 and $1,233, respectively)     $        3,501    $        3,523    $        3,415    $        7,595
  Interest                                                       40                19                22                44
  Income from Securities Lending                                675               153                --               582
                                                     --------------    --------------    --------------    --------------
      Total Investment Income                                 4,216             3,695             3,437             8,221
                                                     --------------    --------------    --------------    --------------
EXPENSES
  Investment Advisory Services                                  191                91               125               259
  Accounting & Transfer Agent Fees                              222               117               162               265
  Custodian Fees                                                100               103                51               169
  Legal Fees                                                      1                 1                 1                 2
  Audit Fees                                                      2                 1                 1                 3
  Shareholders' Reports                                           3                --                 2                 4
  Trustees' Fees and Expenses                                     2                 1                 1                 3
  Other                                                          12                 1                 8                18
                                                     --------------    --------------    --------------    --------------
      Total Expenses                                            533               315               351               723
                                                     --------------    --------------    --------------    --------------
  NET INVESTMENT INCOME (LOSS)                                3,683             3,380             3,086             7,498
                                                     --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold                                            (787)            6,588             2,115             4,979
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                        51                35               (73)               (6)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               74,747            (8,333)           24,616            43,996
  Translation of Foreign Currency Denominated
      Amounts                                                  (150)                4                16                 9
                                                     --------------    --------------    --------------    --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES
    AND FOREIGN CURRENCY                                     73,861            (1,706)           26,674            48,978
                                                     --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $       77,544    $        1,674    $       29,760    $       56,476
                                                     ==============    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 THE U.S. LARGE COMPANY SERIES      THE U.S. LARGE CAP VALUE SERIES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                    ENDED             ENDED             ENDED             ENDED
                                                   MAY 31,           NOV. 30,          MAY 31,           NOV. 30,
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
                                                 (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $       26,227    $       45,762    $       21,267    $       31,384
  Net Realized Gain (Loss) on
    Investment Securities Sold                          (2,018)         (137,474)           22,742           (48,309)
  Net Realized Gain (Loss) on Futures                    8,199             9,903                --                --
Change in Unrealized Appreciation
  (Depreciation) of:
    Investment Securities and Foreign
      Currency                                         172,722           447,952           206,595           415,785
    Futures                                             (1,635)           (3,012)               --                --
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) in Net
      Assets Resulting from
        Operations                                     203,495           363,131           250,604           398,860
                                                --------------    --------------    --------------    --------------
Distributions From:
  Net Investment Income                                     --                --           (11,755)          (31,464)
  Net Short-Term Gains                                      --                --                --                --
  Net Long-Term Gains                                       --                --                --                --
                                                --------------    --------------    --------------    --------------
      Total Distributions                                   --                --           (11,755)          (31,464)
                                                --------------    --------------    --------------    --------------
Capital Share Transactions (1):
  Shares Issued                                             --                --           437,618           495,839
  Shares Issued in Lieu of Cash
    Distributions                                           --                --            11,311            31,027
  Shares Redeemed                                           --                --           (23,104)         (121,409)
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
        Capital Share Transactions                          --                --           425,825           405,457
                                                --------------    --------------    --------------    --------------
Transactions in Interest:
  Contributions                                        309,693           547,508                --                --
  Withdrawals                                         (188,953)         (533,199)               --                --
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
        Transactions in Interest                       120,740            14,309                --                --
                                                --------------    --------------    --------------    --------------
        Total Increase (Decrease)                      324,235           377,440           664,674           772,853
NET ASSETS
  Beginning of Period                                3,000,997         2,623,557         2,510,662         1,737,809
                                                --------------    --------------    --------------    --------------
  End of Period                                 $    3,325,232    $    3,000,997    $    3,175,336    $    2,510,662
                                                ==============    ==============    ==============    ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          N/A               N/A            26,171            36,572
    Shares Issued in Lieu of Cash
      Distributions                                                                            682             2,270
    Shares Redeemed                                                                         (1,402)           (9,461)
                                                                                    --------------    --------------
                                                                                            25,447            29,381
                                                                                    ==============    ==============

                 See accompanying Notes to Financial Statements.

                                                                                                THE DFA
                                                    THE U.S. SMALL CAP SERIES          INTERNATIONAL VALUE SERIES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                    ENDED             ENDED             ENDED             ENDED
                                                   MAY 31,           NOV. 30,          MAY 31,           NOV. 30,
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
                                                 (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $        6,827    $        8,625    $       25,790    $       31,730
  Net Realized Gain (Loss) on
    Investment Securities Sold                          42,483            11,512            50,698            (3,540)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   --                --                 4               205
Change in Unrealized Appreciation
  (Depreciation) of:
    Investment Securities and Foreign
      Currency                                          22,170           370,338           134,458           379,196
Translation of Foreign Currency
  Denominated Amounts                                       --                --              (180)              114
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) in Net
      Assets Resulting from
        Operations                                      71,480           390,475           210,770           407,705
                                                --------------    --------------    --------------    --------------
Distributions From:
  Net Investment Income                                 (2,129)           (8,820)           (7,625)          (30,082)
  Net Short-Term Gains                                    (639)               --                --                --
  Net Long-Term Gains                                       --                --                --            (1,177)
                                                --------------    --------------    --------------    --------------
      Total Distributions                               (2,768)           (8,820)           (7,625)          (31,259)
                                                --------------    --------------    --------------    --------------
Capital Share Transactions (1):
  Shares Issued                                        415,250           397,476           292,065           542,740
  Shares Issued in Lieu of Cash
    Distributions                                        2,549             8,584             7,625            31,258
  Shares Redeemed                                     (208,512)         (171,130)          (91,081)         (471,133)
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
        Capital Share Transactions                     209,287           234,930           208,609           102,865
                                                --------------    --------------    --------------    --------------
      Total Increase (Decrease)                        277,999           616,585           411,754           479,311
NET ASSETS
  Beginning of Period                                1,468,486           851,901         1,604,778         1,125,467
                                                --------------    --------------    --------------    --------------
  End of Period                                 $    1,746,485    $    1,468,486    $    2,016,532    $    1,604,778
                                                ==============    ==============    ==============    ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       28,514            34,897            21,290            53,795
    Shares Issued in Lieu of Cash
      Distributions                                        183               658               583             2,986
    Shares Redeemed                                    (14,671)          (15,197)           (6,742)          (47,941)
                                                --------------    --------------    --------------    --------------
                                                        14,026            20,358            15,131             8,840
                                                ==============    ==============    ==============    ==============

               See accompanying Notes to the Financial Statements.

                                                      THE JAPANESE SMALL                 THE PACIFIC RIM SMALL
                                                        COMPANY SERIES                      COMPANY SERIES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                    ENDED             ENDED             ENDED             ENDED
                                                   MAY 31,           NOV. 30,          MAY 31,           NOV. 30,
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
                                                 (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $        3,683    $        3,245    $        3,380    $        4,147
  Net Realized Gain (Loss) on
    Investment Securities Sold                            (787)          (18,120)            6,588              (436)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                           51                54                35                18
Change in Unrealized Appreciation
  (Depreciation) of
    Investment Securities and Foreign
      Currency                                          74,747           101,101            (8,333)           56,281
Translation of Foreign Currency
  Denominated Amounts                                     (150)               16                 4                 4
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) in Net
      Assets Resulting from
        Operations                                      77,544            86,296             1,674            60,014
                                                --------------    --------------    --------------    --------------
Transactions in Interest:
  Contributions                                         77,473            53,153            31,319            25,155
  Withdrawals                                           (4,379)          (50,797)           (5,658)          (50,041)
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
        Transactions in Interest                        73,094             2,356            25,661           (24,886)
                                                --------------    --------------    --------------    --------------
      Total Increase (Decrease)                        150,638            88,652            27,335            35,128
NET ASSETS
  Beginning of Period                                  283,699           195,047           156,765           121,637
                                                --------------    --------------    --------------    --------------
  End of Period                                 $      434,337    $      283,699    $      184,100    $      156,765
                                                ==============    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                                                     THE UNITED KINGDOM SMALL            THE CONTINENTAL SMALL
                                                          COMPANY SERIES                     COMPANY SERIES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                    ENDED             ENDED             ENDED             ENDED
                                                   MAY 31,           NOV. 30,          MAY 31,           NOV. 30,
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
                                                 (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $        3,086    $        3,789    $        7,498    $        7,753
  Net Realized Gain (Loss) on
    Investment Securities Sold                           2,115            (1,016)            4,979            12,045
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (73)               30                (6)              315
Change in Unrealized Appreciation
  (Depreciation) of
    Investment Securities and Foreign
      Currency                                          24,616            42,580            43,996           120,867
Translation of Foreign Currency
  Denominated Amounts                                       16                 5                 9                69
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) in Net
      Assets Resulting from
        Operations                                      29,760            45,388            56,476           141,049
                                                --------------    --------------    --------------    --------------
Transactions in Interest:
  Contributions                                         87,100            41,630            61,448            97,585
  Withdrawals                                           (2,001)          (25,000)           (9,116)          (53,295)
                                                --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
        Transactions in Interest                        85,099            16,630            52,332            44,290
                                                --------------    --------------    --------------    --------------
      Total Increase (Decrease)                        114,859            62,018           108,808           185,339
NET ASSETS
  Beginning of Period                                  160,917            98,899           448,407           263,068
                                                --------------    --------------    --------------    --------------
  End of Period                                 $      275,776    $      160,917    $      557,215    $      448,407
                                                ==============    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              THE U.S. LARGE COMPANY SERIES
                             ------------------------------------------------------------------------------------------------
                              SIX MONTHS          YEAR            YEAR             YEAR             YEAR             YEAR
                                ENDED            ENDED           ENDED            ENDED            ENDED            ENDED
                               MAY 31,          NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                 2004             2003            2002             2001             2000             1999
-----------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                           N/A+             N/A+            N/A+             N/A+             N/A+             N/A+
                             ------------     ------------    ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                             --               --              --               --               --               --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                    --               --              --               --               --               --
                             ------------     ------------    ------------     ------------     ------------     ------------
    Total From Investment
      Operations                       --               --              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                --               --              --               --               --               --
  Net Realized Gains                   --               --              --               --               --               --
                             ------------     ------------    ------------     ------------     ------------     ------------
    Total Distributions                --               --              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                              N/A+             N/A+            N/A+             N/A+             N/A+             N/A+
=============================================================================================================================
Total Return                         6.77%#          15.05%         (16.59)%         (12.30)%          (4.25)%          20.86%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $  3,325,232     $  3,000,997    $  2,623,557     $  2,831,650     $  3,138,812     $  2,775,062
Ratio of Expenses to
  Average Net Assets                 0.05%*           0.05%           0.05%            0.05%            0.06%            0.06%
Ratio of Net Investment
  Income to Average
  Net Assets                         1.61%*           1.75%           1.53%            1.26%            1.12%            1.27%
Portfolio Turnover Rate                 1%#              8%             11%               8%               8%               4%

                                                              THE U.S. LARGE CAP VALUE SERIES
                             --------------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,          NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                 2004              2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                  $      15.41      $      13.01     $      14.44     $      14.71     $      17.79     $      18.79
                             ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           0.12              0.21             0.20             0.25             0.33             0.34
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                  1.39              2.41            (1.43)            1.25             0.04             0.46
                             ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
      Operations                     1.51              2.62            (1.23)            1.50             0.37             0.80
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income             (0.07)            (0.22)           (0.20)           (0.27)           (0.32)           (0.34)
  Net Realized Gains                   --                --               --            (1.50)           (3.13)           (1.46)
                             ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions             (0.07)            (0.22)           (0.20)           (1.77)           (3.45)           (1.80)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                     $      16.85      $      15.41     $      13.01     $      14.44     $      14.71     $      17.79
===============================================================================================================================
Total Return                         9.80%#           20.34%           (8.64)%          10.97%            3.06%            4.64%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $  3,175,336      $  2,510,662     $  1,737,809     $  1,637,083     $  1,735,343     $  1,788,082
Ratio of Expenses to
  Average Net Assets                 0.15%*            0.15%            0.15%            0.15%            0.16%            0.16%
Ratio of Net Investment
  Income to Average
  Net Assets                         1.45%*            1.62%            1.49%            1.66%            2.20%            1.80%
Portfolio Turnover Rate                 2%#               7%               9%               6%              26%              43%

*    Annualized
#    Non-Annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                                                                 THE U.S. SMALL CAP SERIES
                             --------------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                               MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                 2004              2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                  $      13.84      $       9.93     $      11.08     $      11.67     $      12.24     $      11.46
                             ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           0.06              0.08             0.09             0.10             0.11             0.10
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                  0.66              3.92            (1.00)            1.24             0.65             1.83
                             ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
      Operations                     0.72              4.00            (0.91)            1.34             0.76             1.93
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income             (0.02)            (0.09)           (0.10)           (0.10)           (0.11)           (0.11)
  Net Realized Gains                (0.01)               --            (0.14)           (1.83)           (1.22)           (1.04)
                             ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions             (0.03)            (0.09)           (0.24)           (1.93)           (1.33)           (1.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                     $      14.53      $      13.84     $       9.93     $      11.08     $      11.67     $      12.24
===============================================================================================================================
Total Return                         5.18%#           40.32%           (8.42)%          13.08%            6.48%           18.62%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $  1,746,485      $  1,468,486     $    851,901     $    991,082     $    768,151     $    586,086
Ratio of Expenses to
  Average Net Assets                 0.08%*            0.08%            0.08%            0.08%            0.08%            0.09%
Ratio of Net Investment
  Income to Average
  Net Assets                         0.82%*            0.84%            0.81%            0.94%            0.99%            0.89%
Portfolio Turnover Rate                 7%#              16%              34%              13%              38%              29%

                                                             THE DFA INTERNATIONAL VALUE SERIES
                             --------------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                               MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                 2004              2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                  $      12.40      $       9.33     $      10.15     $      12.07     $      13.18     $      11.95
                             ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           0.18              0.27             0.24             0.27             0.27             0.28
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                  1.43              3.06            (0.78)           (1.49)           (0.31)            1.29
                             ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
      Operations                     1.61              3.33            (0.54)           (1.22)           (0.04)            1.57
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income             (0.06)            (0.25)           (0.25)           (0.27)           (0.26)           (0.31)
  Net Realized Gains                   --             (0.01)           (0.03)           (0.43)           (0.81)           (0.03)
                             ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions             (0.06)            (0.26)           (0.28)           (0.70)           (1.07)           (0.34)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                     $      13.95      $      12.40     $       9.33     $      10.15     $      12.07     $      13.18
===============================================================================================================================
Total Return                        13.00%#           36.24%           (5.53)%         (10.75)%          (0.51)%          13.27%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $  2,016,532      $  1,604,778     $  1,125,467     $  1,208,100     $  1,553,481     $  1,660,377
Ratio of Expenses to
  Average Net Assets                 0.29%*            0.30%            0.30%            0.29%             .29%            0.29%
Ratio of Net Investment
  Income to Average
  Net Assets                        2.74%*            2.61%            2.36%            2.32%            2.13%            2.17%
Portfolio Turnover Rate                 5%#              14%              18%               6%               9%               6%

*    Annualized
#    Non-Annualized

                 See accompanying Notes to Financial Statements.

                                                             THE JAPANESE SMALL COMPANY SERIES
                             -------------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR            YEAR             YEAR             YEAR             YEAR
                                ENDED             ENDED           ENDED            ENDED            ENDED            ENDED
                               MAY 31,           NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                 2004              2003            2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                           N/A+              N/A+            N/A+             N/A+             N/A+             N/A+
                             ------------      ------------    ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                             --                --              --               --               --               --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                    --                --              --               --               --               --
                             ------------      ------------    ------------     ------------     ------------     ------------
    Total From Investment
      Operations                       --                --              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                --                --              --               --               --               --
  Net Realized Gains                   --                --              --               --               --               --
                             ------------      ------------    ------------     ------------     ------------     ------------
    Total Distributions                --                --              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                              N/A+              N/A+            N/A+             N/A+             N/A+             N/A+
==============================================================================================================================
Total Return                        23.92%#           47.87%          (9.62)%         (13.51)%          (9.93)%          33.83%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $    434,337      $    283,699    $    195,047     $    196,187     $    196,118     $    202,676
Ratio of Expenses to
  Average Net Assets                 0.28%*            0.28%           0.27%            0.28%            0.27%            0.28%
Ratio of Net Investment
  Income to Average
  Net Assets                         1.92%*            1.41%           1.26%            1.41%            1.38%            1.10%
Portfolio Turnover Rate                 1%#              16%              5%               9%               6%               6%

                                                          THE PACIFIC RIM SMALL COMPANY SERIES
                             -----------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR            YEAR            YEAR            YEAR             YEAR
                                ENDED             ENDED           ENDED           ENDED           ENDED            ENDED
                               MAY 31,           NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                 2004              2003            2002            2001            2000             1999
----------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                           N/A+              N/A+            N/A+            N/A+            N/A+             N/A+
                             ------------      ------------    ------------    ------------    ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                             --                --              --              --              --               --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                    --                --              --              --              --               --
                             ------------      ------------    ------------    ------------    ------------     ------------
    Total From Investment
      Operations                       --                --              --              --              --               --
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                --                --              --              --              --               --
  Net Realized Gains                   --                --              --              --              --               --
                             ------------      ------------    ------------    ------------    ------------     ------------
    Total Distributions                --                --              --              --              --               --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                              N/A+              N/A+            N/A+            N/A+            N/A+             N/A+
============================================================================================================================
Total Return                         2.02%#           61.47%           7.28%           2.84%         (10.99)%          54.81%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $    184,100      $    156,765    $    121,637    $    130,554    $    131,888     $    183,759
Ratio of Expenses to
  Average Net Assets                 0.35%*            0.31%           0.32%           0.28%           0.29%            0.48%
Ratio of Net Investment
  Income to Average
  Net Assets                         3.71%*            3.35%           3.77%           3.69%           4.10%            2.95%
Portfolio Turnover Rate                 9%#              15%             26%             10%              7%              34%

*    Annualized
#    Non-Annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                          THE UNITED KINGDOM SMALL COMPANY SERIES
                             -------------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR            YEAR             YEAR             YEAR             YEAR
                                ENDED             ENDED           ENDED            ENDED            ENDED            ENDED
                               MAY 31,           NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                 2004              2003            2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                           N/A+              N/A+            N/A+             N/A+             N/A+             N/A+
                             ------------      ------------    ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                             --                --              --               --               --               --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                    --                --              --               --               --               --
                             ------------      ------------    ------------     ------------     ------------     ------------
    Total From Investment
      Operations                       --                --              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                --                --              --               --               --               --
  Net Realized Gains
                             ------------      ------------    ------------     ------------     ------------     ------------
    Total Distributions                --                --              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                              N/A+              N/A+            N/A+             N/A+             N/A+             N/A+
==============================================================================================================================
Total Return                        14.33%#           44.65%          (4.67)%          (4.89)%          (6.18)%          36.75%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $    275,776      $    160,917    $     98,899     $     96,741     $    109,806     $    132,127
Ratio of Expenses to
  Average Net Assets                 0.28%*            0.26%           0.26%            0.27%            0.26%            0.26%
Ratio of Net Investment
  Income to Average
  Net Assets                         2.46%*            3.25%           3.03%            2.86%            3.06%            3.55%
Portfolio Turnover Rate                 1%#               7%              6%              14%              11%               5%

                                                          THE CONTINENTAL SMALL COMPANY SERIES
                             -----------------------------------------------------------------------------------------------
                              SIX MONTHS           YEAR            YEAR            YEAR            YEAR             YEAR
                                ENDED             ENDED           ENDED           ENDED           ENDED            ENDED
                               MAY 31,           NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                 2004              2003            2002            2001            2000             1999
----------------------------------------------------------------------------------------------------------------------------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period                           N/A+              N/A+            N/A+            N/A+            N/A+             N/A+
                             ------------      ------------    ------------    ------------    ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                             --                --              --              --              --               --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                    --                --              --              --              --               --
                             ------------      ------------    ------------    ------------    ------------     ------------
    Total From Investment
      Operations                       --                --              --              --              --               --
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                --                --              --              --              --               --
  Net Realized Gains
                             ------------      ------------    ------------    ------------    ------------     ------------
    Total Distributions                --                --              --              --              --               --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                              N/A+              N/A+            N/A+            N/A+            N/A+             N/A+
============================================================================================================================
Total Return                        12.66%#           52.86%           3.22%          (5.43)%          2.67%           (5.89)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                $    557,215      $    448,407    $    263,068    $    210,337    $    226,724     $    252,368
Ratio of Expenses to
  Average Net Assets                 0.28%*            0.30%           0.31%           0.30%           0.28%            0.27%
Ratio of Net Investment
  Income to Average
  Net Assets                         2.89%*            2.49%           2.22%           2.73%           2.36%            1.92%
Portfolio Turnover Rate                 2%#              11%             12%             12%              9%              11%

*    Annualized
#    Non-Annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2004, the Trust consisted of twenty-one investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
(the "Domestic Equity Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
(the "International Equity Portfolios")

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

            The U.S. Large Company Series                            0.025 of 1%
            The U.S. Large Cap Value Series                           0.10 of 1%
            The U.S. Small Cap Series                                 0.03 of 1%
            The DFA International Value Series                        0.20 of 1%
            The Japanese Small Company Series                         0.10 of 1%
            The Pacific Rim Small Company Series                      0.10 of 1%
            The United Kingdom Small Company Series                   0.10 of 1%
            The Continental Small Company Series                      0.10 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

            The U.S. Large Company Series                            $  45,850
            The U.S. Large Cap Value Series                             40,843
            The U.S. Small Cap Series                                   23,166
            The DFA International Value Series                          26,286
            The Japanese Small Company Series                            5,280
            The Pacific Rim Small Company Series                         2,569
            The United Kingdom Small Company Series                      3,481
            The Continental Small Company Series                         7,214

E. PURCHASE AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                              OTHER INVESTMENT
                                                                SECURITIES
                                                          -----------------------
                                                          PURCHASES      SALES
                                                          ----------   ----------
The U.S. Large Company Series                             $  180,353   $   23,851
The U.S. Large Cap Value Series                              467,788       54,183
The U.S. Small Cap Series                                    306,399      109,038
The DFA International Value Series                           315,813       92,912
The Japanese Small Company Series                             82,654        5,454
The Pacific Rim Small Company Series                          45,546       15,737
The United Kingdom Small Company Series                       56,945        3,490
The Continental Small Company Series                          74,753       12,079

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

F. FEDERAL INCOME TAXES:

     It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series and The DFA International Value Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     During the six months ended May 31, 2004, The DFA International Value Series realized net foreign currency gains/losses in the amount of $205,083 which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income (loss).

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                          GROSS UNREALIZED   GROSS UNREALIZED
                                            APPRECIATION       DEPRECIATION         NET
                                          ----------------   ----------------    ---------
The U.S. Large Company Series             $        840,597   $       (337,378)   $ 503,219
The U.S. Large Cap Value Series                    697,096           (147,595)     549,501
The U.S. Small Cap Series                          407,851           (200,668)     207,183
The DFA International Value Series                 474,540           (107,516)     367,024
The Japanese Small Company Series                   47,933           (109,062)     (61,129)
The Pacific Rim Small Company Series                 5,682            (28,654)     (22,972)
The United Kingdom Small Company Series             87,310            (22,515)      64,795
The Continental Small Company Series               197,951            (35,076)     162,875

     For federal income tax purposes, the Series measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                      EXPIRES ON NOVEMBER 30,
                                             -----------------------------------------
                                               2009       2010       2011      TOTAL
                                             --------   --------   --------   --------
The U.S. Large Cap Value Series              $ 11,185   $ 21,142   $ 48,335   $ 80,662
The DFA International Value Series                 --         --      3,507      3,507

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/(depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Series had unrealized appreciation/(depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                                          UNREALIZED
                                           ACCUMULATED                  ACCUMULATED      APPRECIATION
                                               NET                      NET REALIZED   (DEPRECIATION) OF
                                           INVESTMENT    ACCUMULATED      FOREIGN         INVESTMENT
                                PAID-IN      INCOME      NET REALIZED     EXCHANGE      SECURITIES AND
                                CAPITAL      (LOSS)      GAIN (LOSS)    GAIN (LOSS)    FOREIGN CURRENCY
                              -----------  -----------   ------------   ------------   -----------------
The U.S. Large Cap Value
  Series                      $ 2,672,681   $ 11,217      $ (58,064)          --           $ 549,502
The U.S. Small Cap
  Series                        1,493,205      4,891         38,794           --             209,595
The DFA International Value
  Series                        1,583,131     19,141         47,022         $  4             367,214

                               UNREALIZED
                              NET FOREIGN
                                EXCHANGE                    NUMBER OF
                                  GAIN       TOTAL NET        SHARES
                                 (LOSS)       ASSETS        AUTHORIZED
                              -----------   ------------   -----------
The U.S. Large Cap Value
  Series                            --      $  3,175,336    Unlimited
The U.S. Small Cap
  Series                            --         1,746,485    Unlimited
The DFA International Value
  Series                          $ 20         2,016,532    Unlimited

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     3. FUTURES CONTRACTS: During the six months ended May 31, 2004, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2004, Large Company had outstanding 240 long futures contracts on the S&P 500 Index, all of which expire on June 18, 2004. The value of such contracts on May 31, 2004 was $67,218,000 which resulted in an unrealized gain of $606,188.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line were as follows:

                                         WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                          AVERAGE         AVERAGE        DAYS       EXPENSE     BORROWED DURING
                                       INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED      THE PERIOD
                                       -------------   ------------   -----------   --------    ---------------
The Pacific Rim Small Company Series       1.74%        $ 430,000          3          $ 62        $  430,000

     There were no outstanding borrowings by the Series under the line of credit at May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

J. SECURITIES LENDING:

     As of May 31, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                      DFA Investment Dimensions Group Inc.

                        Dimensional Investment Group Inc.

                        The DFA Investment Trust Company


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2004
                                   (Unaudited)

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Schedules of Investments
    U.S. Large Company Portfolio                                               1
    Enhanced U.S. Large Company Portfolio                                      1
    U.S. Large Cap Value Portfolio                                             1
    U.S. Small XM Value Portfolio                                              1
    U.S. Small Cap Value Portfolio                                             2
    U.S. Small Cap Portfolio                                                   2
    U.S. Micro Cap Portfolio                                                   2
    DFA Real Estate Securities Portfolio                                       3
    Large Cap International Portfolio                                          5
    International Small Company Portfolio                                     19
    Japanese Small Company Portfolio                                          19
    Pacific Rim Small Company Portfolio                                       20
    United Kingdom Small Company Portfolio                                    20
    Continental Small Company Portfolio                                       20
    DFA International Small Cap Value Portfolio                               21
    Emerging Markets Portfolio                                                46
    Emerging Markets Small Cap Portfolio                                      46
    DFA One-Year Fixed Income Portfolio                                       46
    DFA Two-Year Global Fixed Income Portfolio                                46
    DFA Five-Year Government Portfolio                                        47
    DFA Five-Year Global Fixed Income Portfolio                               48
    DFA Intermediate Government Fixed Income Portfolio                        50
    DFA Short-Term Municipal Bond Portfolio                                   51

Statements of Assets and Liabilities                                          56

Statements of Operations                                                      59

Statements of Changes in Net Assets                                           65

Financial Highlights                                                          71

Notes to Financial Statements                                                 83

Voting Proxies on Fund Portfolio Securities                                  282

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Statement of Assets and Liabilities                                           94

Statement of Operations                                                       95

Statements of Changes in Net Assets                                           96

Financial Highlights                                                          97

Notes to Financial Statements                                                 98

Voting Proxies on Fund Portfolio Securities                                  282

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Schedules of Investments
    The U.S. Large Company Series                                            100
    The Enhanced U.S. Large Company Series                                   105
    The U.S. Large Cap Value Series                                          107
    The U.S. Small XM Value Series                                           110
    The U.S. Small Cap Value Series                                          115
    The U.S. Small Cap Series                                                129
    The U.S. Micro Cap Series                                                157
    The DFA International Value Series                                       180
    The Japanese Small Company Series                                        188
    The Pacific Rim Small Company Series                                     199
    The United Kingdom Small Company Series                                  209
    The Continental Small Company Series                                     215
    The Emerging Markets Series                                              230
    The Emerging Markets Small Cap Series                                    237
    The DFA One-Year Fixed Income Series                                     252
    The DFA Two-Year Global Fixed Income Series                              254

Statements of Assets and Liabilities                                         256

Statements of Operations                                                     258

Statements of Changes in Net Assets                                          262

Financial Highlights                                                         266

Notes to Financial Statements                                                274

Voting Proxies on Fund Portfolio Securities                                  282

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                            VALUE+
                                                                                            ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company                                                             $ 1,232,707,564
                                                                                       ---------------
    Total Investments (100%) (Cost $1,025,889,393)++                                   $ 1,232,707,564
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,075,973,554.

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The Enhanced U.S. Large Company Series of The DFA
  Investment Trust Company                                              20,467,890     $   172,544,313
                                                                                       ---------------
    Total Investments (100%) (Cost $157,037,954)++                                     $   172,544,313
                                                                                       ===============

----------
++The cost for federal income tax purposes is $190,773,152.

                         U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                              126,917,987    $ 2,138,568,081
                                                                                       ---------------
    Total Investments (100%) (Cost $1,725,779,400)++                                   $ 2,138,568,081
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,835,185,574.

                          U.S. SMALL XM VALUE PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Small XM Value Series of The DFA
  Investment Trust Company                                              11,783,393     $   131,502,666
                                                                                       ---------------
    Total Investments (100%) (Cost $111,003,088)++                                     $   131,502,666
                                                                                       ===============

----------
++The cost for federal income tax purposes is $113,269,308.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                         U.S. SMALL CAP VALUE PORTFOLIO
                                  MAY 31, 2004

                                   (UNAUDITED)

                                                                          SHARES             VALUE+
                                                                          ------             ------
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company                                              232,310,192    $ 4,769,328,242
                                                                                       ---------------
    Total Investments (100%) (Cost $3,389,867,400)++                                   $ 4,769,328,242
                                                                                       ===============

----------
++The cost for federal income tax purposes is $3,555,737,377.

                            U.S. SMALL CAP PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company                                              104,889,996    $ 1,524,051,642
                                                                                       ---------------
    Total Investments (100%) (Cost $1,238,856,568)++                                   $ 1,524,051,642
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,307,733,543.

                            U.S. MICRO CAP PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Micro Cap Series of The DFA
  Investment Trust Company                                              254,180,878    $ 2,737,528,056
                                                                                       ---------------
    Total Investments (100%) (Cost $1,815,025,357)++                                   $ 2,737,528,056
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,912,334,161.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (95.4%)
   Acadia Realty Trust                                                  138,000    $     1,766,400
   Agree Realty Corp.                                                    32,200            782,460
 * Alexander's, Inc.                                                     11,900          1,917,090
 # Alexandria Real Estate Equities, Inc.                                 96,900          5,324,655
   AMB Property Corp.                                                   412,500         13,633,125
   American Land Lease Inc.                                              34,800            636,840
 * American Real Estate Partners, L.P.                                   19,400            354,050
 * American Spectrum Realty, Inc.                                         1,200             10,500
   AmeriVest Properties, Inc.                                            91,500            553,575
   AMLI Residential Properties Trust                                    107,300          2,976,502
   Apartment Investment &
     Management Co. Class A                                             214,000          6,180,320
 # Archstone-Smith Trust                                                956,755         27,793,733
   Arden Realty Group, Inc.                                             321,000          9,517,650
   Associated Estates Realty Corp.                                       95,400            763,200
   AvalonBay Communities, Inc.                                          350,700         19,095,615
   Bedford Property Investors, Inc.                                      80,900          2,380,887
   BNP Residential Properties, Inc.                                      24,600            314,880
   Boston Properties, Inc.                                              521,600         25,746,176
 * Boykin Lodging Trust, Inc.                                            87,100            638,443
 # Brandywine Realty Trust                                              225,300          6,060,570
   BRE Properties, Inc. Class A                                         245,600          8,497,760
 * Burnham Pacific Properties, Inc.                                      82,100             10,139
   Camden Property Trust                                                194,100          9,066,411
   Capital Automotive                                                   177,286          4,875,365
   Carramerica Realty Corp.                                             259,500          7,608,540
   CBL & Associates Properties, Inc.                                    150,200          8,008,664
 # Centerpoint Properties Corp.                                         115,000          8,469,750
 # Chelsea Property Group Inc.                                          216,200         11,886,676
   Colonial Properties Trust                                            131,000          5,034,330
 # Commercial Net Lease Realty, Inc.                                    249,775          4,263,659
   Cornerstone Realty Income Trust, Inc.                                276,100          2,266,781
   Corporate Office Properties Trust                                    151,600          3,517,120
   Cousins Properties, Inc.                                             237,700          7,437,633
   Crescent Real Estate Equities, Inc.                                  486,300          8,169,840
   Developers Diversified Realty Corp.                                  425,099         14,619,155
   Duke Realty Investments, Inc.                                        677,000         21,907,720
   Eastgroup Properties, Inc.                                           102,100          3,241,675
   Entertainment Properties Trust                                       101,300          3,646,800
   Equity Inns, Inc.                                                    222,700          1,964,214
   Equity Office Properties Trust                                     1,975,163         53,230,643
   Equity One, Inc.                                                     340,976          6,069,373
   Equity Residential Corp.                                           1,372,900         40,418,176
 # Essex Property Trust                                                 112,000          7,341,600
   Federal Realty Investment Trust                                      241,700          9,643,830
 * Felcor Lodging Trust, Inc.                                           289,800          3,083,472
 # First Industrial Realty Trust, Inc.                                  201,300          7,214,592
 * First Union Real Estate Equity &
     Mortgage Investments                                               106,100            319,361
 * Five Star Quality Care, Inc.                                          40,830            159,237
   Gables Residential Trust                                             143,200          4,833,000
   General Growth Properties                                          1,067,000         31,348,460
   Glenborough Realty Trust, Inc.                                       153,200          2,912,332
   Glimcher Realty Trust                                                171,500          3,829,595
 * Golf Trust America, Inc.                                              37,800             83,916
   Heritage Property Investment Trust                                   227,900    $     6,139,626
   Hersha Hospitality Trust                                              53,500            532,860
   Highwood Properties, Inc.                                            262,400          5,964,352
 * HMG Courtland Properties, Inc.                                         2,400             21,840
   Home Properties of New York, Inc.                                    160,090          6,336,362
   Hospitality Properties Trust                                         329,200         13,474,156
 * Host Marriott Corp.                                                1,570,800         19,258,008
   HRPT Properties Trust                                                857,100          8,442,435
   Humphrey Hospitality Trust                                            48,600            203,974
   Innkeepers USA Trust                                                 183,100          1,642,407
   Jameson Inns, Inc.                                                    61,042            159,930
   Keystone Property Trust                                              129,900          3,107,208
 # Kilroy Realty Corp.                                                  137,800          4,701,736
 # Kimco Realty Corp.                                                   542,650         24,934,767
   Koger Equity, Inc.                                                   121,500          2,697,300
   Kramont Realty Trust                                                 116,700          1,881,204
 * La Quinta Corp.                                                      859,100          6,434,659
   Lasalle Hotel Properties Trust                                       122,600          2,960,790
   Lexington Corporate Properties Trust                                 214,400          4,105,760
 # Liberty Property Trust                                               412,700         16,462,603
   Macerich Co.                                                         288,700         13,063,675
   Mack-California Realty Corp.                                         296,600         11,852,136
   Maguire Properties, inc.                                             198,900          4,892,940
   Malan Realty Investors, Inc.                                          19,100             91,298
   Manufactured Home Communities, Inc.                                  110,300          3,424,815
   Maxus Realty Trust, Inc.                                               1,700             19,831
 * Meristar Hospitality Corp.                                            63,700            404,495
   Mid-America Apartment
     Communities, Inc.                                                   97,100          3,425,688
   Mills Corp.                                                          260,600         11,453,370
   Mission West Properties, Inc.                                         85,700          1,039,541
   Monmouth Real Estate Investment
     Corp. Class A                                                       77,525            573,685
 # New Plan Excel Realty Trust, Inc.                                    487,600         11,609,756
   One Liberty Properties, Inc.                                          46,000            825,700
   Pan Pacific Retail Properties, Inc.                                  197,731          9,095,626
 * Paragon Real Estate &
     Investment Trust                                                    10,700              2,033
   Parkway Properties, Inc.                                              53,600          2,146,680
   Pennsylvania Real Estate
     Investment Trust                                                   175,481          5,843,517
 * Philips International Realty
     Corp.                                                               14,400              6,336
 # Post Properties, Inc.                                                200,500          5,834,550
   Prentiss Properties Trust                                            217,100          7,164,300
   Presidential Realty Corp. Class B                                      2,100             15,299
   Price Legacy Corp.                                                    32,217            591,504
 * Prime Group Realty Trust                                             116,000            610,160
   ProLogis                                                             884,600         28,360,276
   PS Business Parks, Inc.                                              105,500          4,082,850
   Public Storage, Inc.                                                 628,800         28,918,512
   Ramco-Gershenson Properties Trust                                     81,900          1,981,980
 # Realty Income Corp.                                                  191,200          7,638,440
   Reckson Associates Realty Corp.                                      322,301          8,386,272
   Regency Centers Corp.                                                165,900          6,685,770
   Roberts Realty Investment                                             13,100            122,878

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Rouse Co.                                                            492,700    $    22,491,755
   Saul Centers, Inc.                                                    77,700          2,296,035
   Senior Housing Properties Trust                                      310,900          5,061,452
   Shurgard Storage Centers, Inc. Class A                               223,600          8,385,000
   Simon Property Group, Inc.                                           989,800         51,043,986
   Sizeler Property Investors, Inc.                                      64,300            589,631
   SL Green Realty Corp.                                                188,900          8,594,950
   Sovran Self Storage, Inc.                                             71,000          2,670,310
   Summit Properties, Inc.                                              166,600          3,860,122
   Sun Communities, Inc.                                                 93,300          3,450,234
   Tanger Factory Outlet Centers, Inc.                                   64,600          2,507,772
 * Tarragon Realty Investors, Inc.                                       54,338            760,732
   Taubman Centers, Inc.                                                243,700          5,434,510
   Town & Country Trust                                                  84,600          2,058,318
   Trizec Properties, Inc.                                              732,700         12,096,877
   U.S. Restaurant Properties, Inc.                                     108,500          1,722,980
   United Dominion Realty Trust, Inc.                                   624,900         12,460,506
   United Mobile Homes, Inc.                                             40,500            536,625
   Urstadt Biddle Properties Class A                                     89,700          1,237,860
   Urstadt Biddle Properties, Inc.                                       19,800            267,696
   Vornado Realty Trust                                                 615,600         33,642,540
   Washington Real Estate Investment Trust                              203,900          5,764,253
   Weingarten Realty Investors                                          419,300         12,985,721
   Winston Hotels, Inc.                                                 127,300          1,187,709
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $766,131,846)                                                                 942,159,954
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (4.6%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.89%, 06/01/04 (Collateralized by $10,168,000 FHLB
     Discount Notes 1.625%, 06/15/05, valued at $10,206,638)
     to be repurchased at $10,001,989
     (Cost $10,001,000)                                         $        10,001         10,001,000
   Repurchase Agreement, Merrill Lynch Triparty
     Repo 0.96%, 06/01/04 (Collateralized by
     $35,445,000 U.S. Treasury Obligations 2.125%, 08/31/04,
     valued at $35,726,762) to be repurchased at $35,026,686
     (Cost $35,022,950)^                                                 35,023         35,022,950
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $45,023,950)                                                                   45,023,950
                                                                                   ---------------
TOTAL INVESTMENTS  (100.0%)
   (Cost $811,155,796)++                                                           $   987,183,904
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $812,245,002.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (21.8%)
   3I Group P.L.C.                                                       46,244    $       519,059
   Abbey National P.L.C.                                                113,033            930,477
   Aegis Group P.L.C.                                                    83,410            134,961
   Aggregate Industries P.L.C.                                          102,663            158,646
   Aggreko P.L.C.                                                        20,000             54,875
   Alliance & Leicester P.L.C.                                           39,509            597,705
   Alliance Unichem P.L.C.                                               36,707            425,655
   Allied Domecq P.L.C.                                                  86,312            717,778
   Amec P.L.C.                                                           20,420            100,316
   Amvescap P.L.C.                                                       72,635            487,298
   Antofagasta P.L.C.                                                    18,852            311,463
   Arm Holdings P.L.C.                                                   81,867            176,150
   Arriva P.L.C.                                                         14,532            103,890
   Associated British Foods P.L.C.                                      105,111          1,234,381
   Associated British Ports Holdings
     P.L.C.                                                              25,743            206,433
   Aviva P.L.C.                                                         181,082          1,767,893
 * AWG P.L.C.                                                            11,429            128,663
   BAA P.L.C.                                                            85,607            854,008
   BAE Systems P.L.C.                                                   244,805            923,606
   Balfour Beatty P.L.C.                                                 31,669            145,027
   Barclays P.L.C.                                                      518,582          4,529,560
   Barratt Developments P.L.C.                                           18,632            196,042
   BBA Group P.L.C.                                                      33,869            157,722
   Bellway P.L.C.                                                         8,267            114,434
   Berkeley Group P.L.C.                                                 10,535            178,027
   BG Group P.L.C.                                                      282,618          1,721,754
   BHP Billiton P.L.C.                                                  197,451          1,662,400
   BOC Group P.L.C.                                                      37,915            619,229
   Boots Group P.L.C.                                                    61,958            746,330
   BP Amoco P.L.C.                                                    1,755,679         15,336,949
   BPB P.L.C.                                                            38,502            274,542
   Bradford & Bingley P.L.C.                                             50,958            259,587
   Brambles Industries P.L.C.                                            56,451            219,350
 * British Airways P.L.C.                                               144,628            672,133
   British American Tobacco P.L.C.                                      215,156          3,154,686
   British Land Co. P.L.C.                                               38,039            467,343
   British Sky Broadcasting Group P.L.C.                                224,474          2,521,164
   Brixton P.L.C.                                                        18,052             96,044
   BT Group P.L.C.                                                      687,240          2,307,637
 * BTG P.L.C.                                                             5,600             11,712
   Bunzl P.L.C.                                                          35,893            301,705
 * Cable and Wireless P.L.C.                                            190,789            431,393
   Cadbury Schweppes P.L.C.                                             165,347          1,406,588
 * Cairn Energy P.L.C.                                                   12,046            233,422
 * Canary Wharf Group P.L.C.                                             40,100            217,648
   Capita Group P.L.C.                                                   52,090            295,620
   Carnival P.L.C.                                                       16,498            740,408
   Carpetright P.L.C.                                                     3,639             66,346
   Carphone Warehouse Group P.L.C.                                       74,224            187,104
   Cattles P.L.C.                                                        24,078            144,612
 * Celltech P.L.C.                                                       22,212            221,556
   Centrica P.L.C.                                                      341,281          1,332,076
   Close Brothers Group P.L.C.                                           10,800            159,099
   Cobham P.L.C.                                                          8,902    $       222,156
   Collins Stewart Tullett P.L.C.                                        17,814            143,559
 * Colt Telecom Group P.L.C.                                            171,894            264,807
   Compass Group P.L.C.                                                 172,356          1,076,284
   Computacenter P.L.C.                                                   9,463             67,666
 * Cookson Group P.L.C.                                                 130,539            103,732
 * Corus Group P.L.C.                                                   328,172            203,433
   Davis Service Group P.L.C.                                            15,000            100,813
   De la Rue P.L.C.                                                      12,250             73,161
   Diageo P.L.C.                                                        242,323          3,216,108
   Dixons Group P.L.C.                                                  155,894            435,407
 * Easyjet P.L.C.                                                        36,683            133,889
 * Egg P.L.C.                                                            44,910            132,460
   Electrocomponents P.L.C.                                              33,949            220,347
   Emap P.L.C.                                                           20,531            286,337
   EMI Group P.L.C.                                                      61,510            246,846
   Enterprise Inns P.L.C.                                                27,237            306,458
   First Choice Holidays P.L.C.                                          31,231             68,558
   Firstgroup P.L.C.                                                     32,236            162,991
   FKI P.L.C.                                                            39,662             80,632
   Friends Provident P.L.C.                                             140,267            355,540
   Galen Holdings P.L.C.                                                 17,950            238,436
   Gallaher Group P.L.C.                                                 52,359            640,575
 * General Electric Co.                                                  22,898            710,406
   GKN P.L.C.                                                            57,264            240,851
   Glaxosmithkline P.L.C.                                               474,682          9,932,322
   Great Portland Estates P.L.C.                                         13,760             66,239
   Great Universal Stores P.L.C.                                         81,129          1,207,797
   Hammerson P.L.C.                                                      20,700            256,768
   Hanson P.L.C.                                                         58,957            450,214
   Hays P.L.C.                                                          140,670            318,714
   HBOS P.L.C.                                                          308,670          4,044,215
 * HHG P.L.C.                                                           284,569            224,349
   Hilton Group P.L.C.                                                  123,435            600,457
   HSBC Holdings P.L.C.                                                 879,895         13,050,087
   ICAP P.L.C.                                                           57,946            301,495
   IMI P.L.C.                                                            28,268            190,626
   Imperial Chemical Industries P.L.C.                                   95,296            381,164
   Imperial Tobacco Group P.L.C.                                         58,335          1,295,985
   Inchcape P.L.C.                                                        6,503            187,873
   Intercontinental Hotels Group P.L.C.                                  57,738            553,478
 * International Power P.L.C.                                            86,376            230,036
 * Intertek Group P.L.C.                                                 11,060            109,790
 * Invensys P.L.C.                                                      407,608            121,362
   Isoft Group P.L.C.                                                    19,129            135,663
   ITV P.L.C.                                                           285,888            622,441
 * ITV P.L.C. Convertible Shares                                          7,428              9,942
   Jardine Lloyd Thompson Group P.L.C.                                   18,114            155,728
   Johnson Matthey P.L.C.                                                17,203            279,605
   Johnston Press P.L.C.                                                 26,959            270,193
   Kelda Group P.L.C.                                                    29,200            263,323
   Kesa Electricals P.L.C.                                               32,274            168,268
   Kidde P.L.C.                                                          59,000            122,991
   Kingfisher P.L.C.                                                    186,504            977,652
   Land Securities Group P.L.C.                                          36,335            778,866
   Legal and General Group P.L.C.                                       524,402            855,166

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Liberty International P.L.C.                                          30,108    $       408,471
   Lloyds TSB Group P.L.C.                                              459,645          3,626,343
   Logicacmg P.L.C.                                                      33,214            113,996
   Lonmin P.L.C.                                                         11,312            197,806
   Man Group P.L.C.                                                      27,385            820,778
   Manchester United P.L.C.                                              12,673             56,070
 * Marconi Corp. P.L.C.                                                  15,946            190,148
   Marks & Spencer Group P.L.C.                                         179,849          1,185,293
 * Matalan P.L.C.                                                        16,817             56,183
   Meggitt P.L.C.                                                        22,329            102,830
   MFI Furniture Group P.L.C.                                            43,800            119,980
   Millennium and Copthorne Hotels
     P.L.C.                                                              19,218            111,540
   Misys P.L.C.                                                          43,945            167,700
   Mitchells & Butlers P.L.C.                                            41,579            197,658
 * MM02 P.L.C.                                                          613,859          1,098,652
   Morrison (Wm.) Supermarkets P.L.C.                                   232,964            975,482
*# My Travel Group P.L.C.                                                22,000              3,524
   National Express Group P.L.C.                                         11,282            144,153
   National Grid Group P.L.C.                                           247,008          1,959,476
   Next P.L.C.                                                           20,660            525,069
   Northern Foods P.L.C.                                                 37,322            105,906
   Northern Rock P.L.C.                                                  32,854            436,411
   Novar P.L.C.                                                          31,464             72,096
   Ocean Group P.L.C.                                                    23,727            307,112
   Pearson P.L.C.                                                        63,897            777,773
   Peninsular & Oriental Steam
     Navigation P.L.C.                                                   53,886            211,835
   Pennon Group P.L.C.                                                    9,163            123,733
   Persimmon P.L.C.                                                      23,227            255,847
   Pilkington P.L.C.                                                    115,030            190,695
   Premier Farnell P.L.C.                                                25,039            111,100
   Provident Financial P.L.C.                                            17,113            199,304
   Prudential Corp. P.L.C.                                              160,312          1,318,172
 * Punch Taverns, Ltd.                                                   19,772            186,003
   RAC P.L.C.                                                             8,737            106,201
   Rank Group P.L.C.                                                     47,588            267,811
   Reckitt Benckiser P.L.C.                                              65,675          1,780,561
   Reed International P.L.C.                                            101,697            979,650
   Rentokill Initial P.L.C.                                             145,356            391,163
   Reuters Holdings Group P.L.C.                                        111,737            745,544
   Rexam P.L.C.                                                          43,852            354,989
   Rio Tinto P.L.C.                                                      84,341          2,029,587
   RMC Group P.L.C.                                                      20,763            208,954
   Rolls Royce Group P.L.C.                                             143,381            593,690
 * Rolls Royce Group P.L.C.                                           6,007,200             11,014
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                       215,936            320,569
   Royal Bank of Scotland Group P.L.C.                                  248,949          7,524,576
   Sabmiller P.L.C.                                                      97,983          1,184,117
   Sage Group P.L.C.                                                    104,202            338,210
   Sainsbury (J.) P.L.C.                                                201,257          1,004,677
   Schroders P.L.C.                                                      27,720            307,973
   Scottish & Newcastle P.L.C.                                           78,609            614,853
   Scottish Hydro-Electric P.L.C.                                        68,595            870,529
   Scottish Power P.L.C.                                                148,763          1,078,520
   Securicor P.L.C.                                                      35,700             78,920
   Serco Group P.L.C.                                                    32,613            120,867
   Severn Trent P.L.C.                                                   27,608            408,877
   Shell Transport & Trading Co., P.L.C.                                771,058          5,556,283
 * Shire Pharmaceuticals Group P.L.C.                                    37,357            339,373
   Signet Group P.L.C.                                                  134,651            290,609
   Slough Estates P.L.C.                                                 31,300    $       246,391
   Smith & Nephew P.L.C.                                                 73,281            770,584
   Smith (W.H.) P.L.C.                                                   18,540            121,640
   Smiths Industries P.L.C.                                              43,759            559,394
   Somerfield P.L.C.                                                     37,078             97,458
 * Spirent P.L.C.                                                        72,279             85,439
   SSL International P.L.C.                                              12,000             70,109
   Stagecoach Holdings P.L.C.                                            93,831            141,078
   Standard Chartered P.L.C.                                            105,639          1,744,426
   Tate & Lyle P.L.C.                                                    43,737            242,197
   Taylor Nelson AGB P.L.C.                                              30,623            113,192
   Taylor Woodrow P.L.C.                                                 43,614            202,843
   Tesco P.L.C.                                                         614,199          2,803,361
 * TI Automotive P.L.C. Series A                                         18,000                  0
   Tomkins P.L.C.                                                        60,314            287,485
   Travis Perkins P.L.C.                                                  9,101            223,740
   Trinity Mirror P.L.C.                                                 23,499            267,350
   Unilever P.L.C.                                                      244,455          2,322,184
   United Business Media P.L.C.                                          25,000            202,704
   United Utilities P.L.C.                                               58,301            579,979
   Viridian Group P.L.C.                                                  9,554            103,233
   Vodafone Group P.L.C.                                              5,367,560         12,650,813
   Whitbread P.L.C.                                                      23,799            348,938
   William Hill P.L.C.                                                   32,901            327,066
   Wilson Bowden P.L.C.                                                   8,193            155,566
   Wimpey (George) P.L.C.                                                30,536            206,209
   Wolseley P.L.C.                                                       45,455            683,135
   WPP Group P.L.C.                                                      94,636            942,826
   Xstrata P.L.C.                                                        76,145            963,094
   Zeneca Group P.L.C.                                                  134,465          6,243,049
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $158,308,824)                                                                 176,427,506
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.6%)
 * British Pound Sterling
     (Cost $5,026,893)                                                                   5,018,287
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $163,335,717)                                                                 181,445,793
                                                                                   ---------------
JAPAN -- (18.9%)
COMMON STOCKS -- (18.6%)
   Acom Co., Ltd.                                                         7,500            502,924
   Aderans Co., Ltd.                                                      1,900             39,634
   Advantest Corp.                                                        6,370            450,813
   AEON Co., Ltd.                                                        22,400            938,977
   Aeon Credit Service, Ltd.                                              2,700            177,308
   Aiful Corp.                                                            6,600            646,148
   AIOI Insurance Co., Ltd.                                              33,000            143,574
   Aisin Seiki Co., Ltd.                                                 17,400            322,614
   Ajinomoto Co., Inc.                                                   35,000            402,293
   Alfresa Holdings Corp.                                                   700             33,694
 # All Nippon Airways Co., Ltd.                                          92,000            282,256
   Alps Electric Co., Ltd.                                                9,000            113,594
   Amada Co., Ltd.                                                       22,000            125,140
   Amano Corp.                                                            3,000             24,128
 # Anritsu Corp.                                                          6,000             37,577
   Aoyama Trading Co., Ltd.                                               2,600             60,411
   Ariake Japan Co., Ltd.                                                 1,210             32,962
   Arisawa Manufacturing Co., Ltd.                                          600             26,837
   Asahi Breweries, Ltd.                                                 27,000            284,563
   Asahi Glass Co., Ltd.                                                 82,000            866,820

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Asahi Kasei Corp.                                                     75,000    $       369,106
   Asatsu-Dk, Inc.                                                        2,600             67,208
 * Ashikaga Financial Group, Inc.                                        41,000                371
   Autobacs Seven Co., Ltd.                                               1,800             50,821
   Avex Inc.                                                              1,000             16,123
   Awa Bank, Ltd.                                                         5,000             28,718
   Bandai Co., Ltd.                                                       5,000            124,164
   Bank of Kyoto, Ltd.                                                   10,000             65,943
   Bank of Yokohama, Ltd.                                                60,000            342,809
   Bellsystem24, Inc.                                                       170             37,344
   Benesse Corp.                                                          5,000            151,962
   Bridgestone Corp.                                                     55,000            917,873
   Brother Industries, Ltd.                                              13,000            119,048
   C&S Co., Ltd.                                                          2,800             63,854
   Calsonic Corp.                                                         4,000             27,145
   Canon, Inc.                                                           49,000          2,419,819
   Capcom Co., Ltd.                                                       2,000             20,487
   Casio Computer Co., Ltd.                                              14,000            186,593
   Central Glass Co., Ltd.                                               10,000             74,666
   Central Japan Railway Co.                                                181          1,457,986
   Chiba Bank, Ltd.                                                      44,000            253,206
   Chubu Electric Power Co., Ltd.                                        41,200            858,876
   Chugai Pharmaceutical Co., Ltd.                                       42,000            636,144
   Chugoku Bank, Ltd.                                                     6,000             60,650
   Chugoku Electric Power Co., Ltd.                                      22,100            371,908
   Citizen Watch Co., Ltd.                                               15,000            156,770
   Coca-Cola West Japan Co., Ltd.                                         3,600             86,913
   Comsys Holdings Corp.                                                  5,000             37,096
   Cosmo Oil Co., Ltd.                                                   14,000             34,226
   Credit Saison Co., Ltd.                                                8,900            253,597
   CSK Corp.                                                              3,600            139,210
   Dai Nippon Ink & Chemicals, Inc.                                      37,000             84,035
   Dai Nippon Pharmaceutical Co., Ltd.                                    4,000             30,315
   Dai Nippon Printing Co., Ltd.                                         46,000            703,554
 # Dai Nippon Screen Mfg. Co., Ltd.                                      11,000             68,670
   Daicel Chemical Industries, Ltd.                                      19,000             82,608
   Daido Steel Co., Ltd.                                                 11,000             26,393
*# Daiei, Inc.                                                           12,000             35,550
   Daifuku Co., Ltd.                                                      3,000             13,823
   Daihatsu Motor Co., Ltd.                                              20,000            117,602
 # Dai-Ichi Pharmaceutical Co., Ltd.                                     14,400            238,249
   Daikin Industries, Ltd.                                               14,000            331,516
   Daimaru, Inc.                                                         12,000            105,291
   Daishi Bank, Ltd.                                                      8,000             27,477
   Daito Trust Construction Co., Ltd.                                     8,300            298,653
   Daiwa House Industry Co., Ltd.                                        30,000            338,677
   Daiwa Securities Co., Ltd.                                            74,000            516,545
   Denki Kagaku Kogyo KK                                                 22,000             69,487
   Denso Corp.                                                           67,700          1,452,863
   Dentsu, Inc.                                                             166            429,387
 * Disco Corp.                                                              500             22,531
   Dowa Mining Co., Ltd.                                                 16,000             88,312
   East Japan Railway Co.                                                   235          1,214,356
   Ebara Corp.                                                           13,000             58,473
   Elsai Co., Ltd.                                                       18,600            483,700
   Ezaki Glico Co., Ltd.                                                  3,000             21,331
   Familymart Co., Ltd.                                                   5,200            152,091
   Fanuc, Ltd.                                                           17,800          1,040,257
   Fast Retailing Co., Ltd.                                               8,100            580,586
   Fuji Electric Co., Ltd.                                               40,000             98,385
   Fuji Heavy Industries                                                 37,000            182,428
   Fuji Oil Co., Ltd.                                                     1,900    $        22,155
   Fuji Photo Film Co., Ltd.                                             28,000            832,251
   Fuji Soft ABC, Inc.                                                    1,000             33,797
   Fuji Television Network, Inc.                                            124            282,562
   Fujikura, Ltd.                                                        17,000             81,371
   Fujisawa Pharmaceutical Co., Ltd.                                     19,500            431,552
   Fujitsu Support & Service, Inc.                                        2,000             36,142
   Fujitsu, Ltd.                                                        122,000            823,924
 # Fukuoka Bank, Ltd.                                                    30,000            155,361
   Funai Electric Co., Ltd.                                               2,100            289,323
 * Furukawa Electric Co., Ltd.                                           30,000            111,446
   Futaba Industrial Co., Ltd.                                            1,400             21,662
   Glory, Ltd.                                                            1,600             22,659
   Gunma Bank, Ltd.                                                      25,000            115,023
   Gunze, Ltd.                                                            8,000             38,169
   Hachijuni Bank, Ltd.                                                  26,000            155,460
 * Hamamatsu Photonics K.K.                                               1,400             24,269
 * Hankyu Corp.                                                          45,000            173,437
   Hankyu Department Stores, Inc.                                        10,000             88,536
   Hanshin Electric Railway Co., Ltd.                                     7,000             22,722
   Higo Bank, Ltd.                                                        5,000             28,719
   Hikari Tsushin, Inc.                                                   2,700            107,760
   Hino Motors, Ltd.                                                     32,000            192,668
   Hirose Electric Co., Ltd.                                              2,100            229,734
   Hiroshima Bank, Ltd.                                                  30,000            133,727
   Hitachi Cable, Ltd.                                                   18,000             80,868
   Hitachi Chemical Co., Ltd.                                            10,500            177,964
 # Hitachi Construction Machinery
     Co., Ltd.                                                            8,000             95,325
   Hitachi High-Technologies Corp.                                        6,400             88,886
 * Hitachi Information Systems, Ltd.                                        900             28,320
   Hitachi Metals, Ltd.                                                   5,000             23,876
   Hitachi Software Engineering Co., Ltd.                                 3,000             62,268
 * Hitachi Zosen Corp.                                                   20,000             31,662
   Hitachi, Ltd.                                                        198,000          1,356,892
   Hokkaido Electric Power Co., Inc.                                     10,800            179,934
   Hokkoku Bank, Ltd.                                                     9,000             43,096
   Hokuetsu Paper Mills, Ltd.                                             4,000             21,465
   Hokugin Financial Group, Inc.                                         51,000            103,361
   Hokuriku Electric Power Co., Inc.                                     10,700            175,154
   Honda Motor Co., Ltd.                                                 60,600          2,609,772
 * Hosiden Corp.                                                          1,900             23,881
   House Foods Corp.                                                      4,000             51,457
   Hoya Corp.                                                             6,500            670,874
   Hyakugo Bank, Ltd.                                                     5,000             29,744
   Hyakujishi Bank, Ltd.                                                  8,000             49,499
   Ibiden Co., Ltd.                                                       4,200             56,634
   Isetan Co., Ltd.                                                      10,000            134,999
   Ishihara Sangyo Kaisha, Ltd.                                          12,000             23,528
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                                58,000             82,691
 * Isuzu Motors, Ltd.                                                    18,000             42,449
   ITO EN, Ltd.                                                           2,200             94,608
 * Itochu Corp.                                                          82,000            336,206
   Itochu Techno-Science Corp.                                            3,000            116,848
   Ito-Yokado Co., Ltd.                                                  23,000            933,435
   Iyo Bank, Ltd.                                                         9,000             60,441
   Izumi Co., Ltd.                                                        1,000             24,401
*# Japan Airlines System Corp.                                          156,000            454,464
   Japan Aviation Electronics
     Industry, Ltd.                                                       2,000             23,124

                                                                         SHARES             VALUE+
                                                                         ------             ------
   JFE Holdings, Inc.                                                    35,200    $       761,672
   JGC Corp.                                                             12,000            100,676
   Joyo Bank, Ltd.                                                       48,000            189,116
   Jsr Corp., Tokyo                                                      15,400            327,550
   Juroku Bank, Ltd.                                                     12,000             50,718
   Kagoshima Bank, Ltd.                                                   4,000             22,422
   Kajima Corp.                                                          57,000            186,213
   Kaken Pharmaceutical Co., Ltd.                                         3,000             16,327
   Kamigumi Co., Ltd.                                                    14,000             92,021
 * Kanebo, Ltd.                                                          19,000             15,287
   Kaneka Corp.                                                          17,000            156,916
 * Kankaku Securities Co., Ltd.                                          34,000             78,330
   Kansai Electric Power Co., Inc.                                       65,200          1,142,713
   Kansai Paint Co., Ltd., Osaka                                          6,000             35,302
   Kao Corp.                                                             33,000            771,757
   Katokichi Co., Ltd.                                                    2,000             35,274
 # Kawasaki Heavy Industries, Ltd.                                       67,000            100,072
 # Kawasaki Kisen Kaisha, Ltd.                                           30,000            138,130
   KDDI Corp.                                                               257          1,496,407
 # Keihin Electric Express Railway Co.,
     Ltd.                                                                24,000            142,820
   Keio Electric Railway Co., Ltd.                                       34,000            179,838
 * Keisei Electric Railway Co., Ltd.                                      7,000             23,701
   Keyence Corp.                                                          3,000            692,837
   Kikkoman Corp.                                                         9,000             72,534
   Kinden Corp.                                                          14,000             77,935
   Kinki Nippon Railway Co., Ltd.                                        86,280            317,155
   Kirin Brewery Co., Ltd.                                               60,000            570,179
   Kissei Pharmaceutical Co., Ltd.                                        1,000             21,363
 * Kobayashi Pharmaceutical Co., Ltd.                                       900             23,938
   Kobe Steel, Ltd.                                                     146,000            213,130
 * Koei Co., Ltd.                                                           800             19,834
   Kokuyo Co., Ltd.                                                       6,000             73,090
   Komatsu, Ltd.                                                         55,000            331,215
 * Komeri Co., Ltd.                                                       1,100             31,230
   Komori Corp.                                                           4,000             58,940
   Konami Co., Ltd.                                                       6,200            137,719
   Konica Corp.                                                          32,000            433,182
   Kose Corp.                                                             1,650             56,383
 # Koyo Seiko Co.                                                         9,000             91,192
   Kubota Corp.                                                          88,000            407,172
   Kuraray Co., Ltd.                                                     20,000            150,315
   Kuraya Sanseido, Inc.                                                  2,600             38,905
   Kurita Water Industries, Ltd.                                          7,000             89,155
   Kyocera Corp.                                                         10,700            895,258
   Kyowa Exeo Corp.                                                       5,000             32,821
   Kyowa Hakko Kogyo Co., Ltd.                                           23,000            150,438
   Kyushu Electric Power Co., Inc.                                       26,500            455,883
   Lawson Inc.                                                            5,400            197,954
   Lion Corp.                                                             7,000             40,350
 # Lopro Corp.                                                            2,100             12,780
   Mabuchi Motor Co., Ltd.                                                2,600            174,468
   Makita Corp.                                                           7,000             98,239
   Marubeni Corp.                                                        72,000            164,210
   Marui Co., Ltd.                                                       19,000            253,314
   Matsumotokiyoshi Co., Ltd.                                             2,400             65,709
   Matsushita Electric Industrial Co.,
     Ltd.                                                               144,188          2,000,059
   Matsushita Electric Works, Ltd.                                       27,000            225,335
 # Mazda Motor Corp.                                                     58,000            187,959
   Meiji Dairies Corp.                                                   16,000             78,617
   Meiji Seika Kaisha, Ltd. Tokyo                                        17,000    $        68,951
   Meitec Corp.                                                           1,800             63,022
   Millea Holdings, Inc.                                                     99          1,282,446
   Minebea Co., Ltd.                                                     18,000             79,080
   Mitsubishi Chemical Corp.                                            132,000            311,523
   Mitsubishi Corp.                                                      91,000            899,060
   Mitsubishi Electric Corp.                                            130,000            641,791
   Mitsubishi Estate Co., Ltd.                                           84,000          1,034,189
   Mitsubishi Gas Chemical Co., Inc.                                     27,000            101,526
   Mitsubishi Heavy Industries, Ltd.                                    178,000            465,667
   Mitsubishi Logistics Corp.                                             7,000             61,026
   Mitsubishi Materials Corp.                                            50,000             95,619
*# Mitsubishi Motors Corp.                                               61,000            120,268
 # Mitsubishi Paper Mills, Ltd.                                          13,000             19,563
 # Mitsubishi Pharma Corp.                                               25,000            262,308
   Mitsubishi Rayon Co., Ltd.                                            30,000            104,931
   Mitsubishi Securities Co., Ltd.                                       21,000            248,969
   Mitsubishi Tokyo Financial Group, Inc.                                   456          3,939,324
   Mitsui & Co., Ltd.                                                    96,000            730,350
   Mitsui Chemicals, Inc.                                                44,000            213,424
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                           36,000             60,884
   Mitsui Fudosan Co., Ltd.                                              41,000            465,534
   Mitsui Marine & Fire Insurance Co.,
     Ltd.                                                                82,790            737,114
   Mitsui Mining and Smelting Co., Ltd.                                  26,000            102,918
   Mitsui O.S.K. Lines, Ltd.                                             74,000            350,934
   Mitsui Trust Holdings                                                 51,000            339,482
   Mitsukoshi, Ltd.                                                      23,000            112,160
   Mitsumi Electric Co., Ltd.                                             3,700             37,869
   Mizuho Holdings, Inc.                                                    741          3,182,993
   Mori Seiki Co., Ltd.                                                   4,000             33,408
   Murata Manufacturing Co., Ltd.                                        12,700            755,950
   Musashino Bank, Ltd.                                                     600             21,676
 # Nagoya Railroad Co., Ltd.                                             40,000            144,075
   Namco, Ltd.                                                            2,200             55,228
   NEC Corp.                                                            112,000            821,212
   NEC Fielding, Ltd.                                                     1,800             48,574
   Net One Systems Co., Ltd.                                                 13             52,302
 * Net One Systems Co., Ltd.                                                 13             47,872
   NGK Insulators, Ltd.                                                  19,000            135,158
   NGK Spark Plug Co., Ltd.                                              11,000             98,975
   NHK Spring Co., Ltd.                                                   5,000             28,844
   Nichicon Corp.                                                         2,000             25,478
   Nichii Gakkan Co.                                                      1,760             81,154
   Nichirei Corp.                                                        13,000             41,638
   Nidec Corp.                                                            4,400            477,964
   Nikko Cordial Corp.                                                  130,000            679,794
   Nikon Corp.                                                           21,000            225,777
   Nintendo Co., Ltd., Kyoto                                              9,500            970,835
   Nippon Electric Glass Co., Ltd.                                        7,000            150,066
   Nippon Express Co., Ltd.                                              65,000            351,295
   Nippon Kayaku Co., Ltd.                                                9,000             45,677
   Nippon Light Metal Co., Ltd.                                          11,000             26,038
   Nippon Meat Packers, Inc., Osaka                                      10,000            108,883
   Nippon Mining Holdings, Inc.                                          41,500            191,669
   Nippon Mitsubishi Oil Corp.                                           81,000            460,336
   Nippon Sanso Corp.                                                    14,000             64,078
   Nippon Sheet Glass Co., Ltd.                                          20,000             66,195
   Nippon Shinpan Co., Ltd.                                               7,000             23,889
   Nippon Shokubai Co., Ltd.                                              9,000             65,924
   Nippon Steel Corp.                                                   414,000            838,992

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nippon System Development Co., Ltd.                                      900    $        17,430
   Nippon Telegraph & Telephone Corp.                                     1,288          6,357,386
   Nippon Television Network Corp.                                          700            107,784
   Nippon Unipac Holding, Tokyo                                              57            278,536
   Nippon Yusen KK                                                       63,000            269,392
   Nipponkoa Insurance Co., Ltd.                                         42,000            241,573
   Nishimatsu Construction Co., Ltd.                                     10,000             33,959
 * Nishi-Nippon Railroad Co., Ltd.                                        8,000             24,567
   Nissan Chemical Industries, Ltd.                                      10,000             71,605
   Nissan Motor Co., Ltd.                                               346,700          3,517,006
   Nissay Dowa General Insurance Co.,
     Ltd.                                                                13,000             65,314
   Nisshin Seifun Group, Inc.                                            12,000            110,312
   Nisshin Steel Co., Ltd.                                               39,000             78,657
   Nisshinbo Industries, Inc.                                             9,000             59,643
 * Nissho Iwai-Nichmen Holdings Corp.                                     4,000             21,304
   Nissin Food Products Co., Ltd.                                         6,000            145,845
   Nitto Denko Corp.                                                      9,200            497,905
   NOK Corp.                                                              9,000            321,808
   Nomura Research Institute, Ltd.                                        2,600            263,409
   Nomura Securities Co., Ltd.                                          110,000          1,686,068
   Noritake Co., Ltd.                                                     4,000             15,930
   NSK, Ltd.                                                             28,000            126,715
   NTN Corp.                                                             22,000            101,703
   NTT Data Corp.                                                           225            662,537
   NTT Docomo, Inc.                                                       3,227          6,062,934
   Obayashi Corp.                                                        38,000            181,392
   Obic Co., Ltd.                                                           500            101,506
   Odakyu Electric Railway Co., Ltd.                                     36,000            190,675
   Ogaki Kyoritsu Bank, Ltd.                                              8,000             43,151
   Oji Paper Co., Ltd.                                                   59,000            375,304
 * Okasan Securities Co., Ltd.                                            4,000             23,395
 * Oki Electric Industry Co., Ltd.                                       30,000            110,733
 # Okumura Corp.                                                         11,000             54,045
   Olympus Optical Co., Ltd.                                             14,000            252,132
   Omron Corp.                                                           13,000            287,928
   Ono Pharmaceutical Co., Ltd.                                           7,200            315,165
   Onward Kashiyama Co., Ltd.                                             8,000            129,010
   Oracle Corp. Japan                                                     9,900            485,281
 * Orient Corp.                                                          31,000             82,736
   Oriental Land Co., Ltd.                                                7,600            465,447
   Orix Corp.                                                             4,260            433,351
   Osaka Gas Co., Ltd.                                                  132,000            353,445
   OSG Corp.                                                              2,000             21,194
 * Otsuka Corp.                                                             700             32,235
   Paris Miki, Inc.                                                       1,900             41,208
 * Park24 Co., Ltd.                                                         700             21,081
   Pioneer Electronic Corp.                                               9,000            230,680
   Promise Co., Ltd.                                                      6,500            427,262
   Q.P. Corp.                                                             6,000             48,855
 * Resona Holdings, Inc.                                                845,000          1,452,994
   Ricoh Co., Ltd., Tokyo                                                43,000            833,967
   Rinnai Corp.                                                           1,100             33,419
   Rohm Co., Ltd.                                                         6,600            805,032
 * Ryoshoku, Ltd.                                                           800             24,125
 * Sagami Railway Co., Ltd.                                               9,000             26,851
   Saizeriya Co., Ltd.                                                    1,300             17,872
   San In Godo Bank, Ltd.                                                 4,000             31,430
   Sanden Corp.                                                           7,000             40,398
   Sanken Electric Co., Ltd.                                              4,000             52,466
   Sankyo Co, Ltd.                                                        4,900            165,987
   Sankyo Co., Ltd.                                                      25,000    $       500,094
 # Sanrio Co., Ltd.                                                       3,000             35,843
   Santen Pharmaceutical Co., Ltd.                                        2,200             32,047
   Sanwa Shutter Corp.                                                    6,000             30,777
   Sanyo Electric Co., Ltd.                                             104,000            406,313
 # Sapporo Breweries, Ltd.                                               19,000             61,704
   Sapporo Hokuyo Holdings, Inc.                                              9             47,094
   Secom Co., Ltd.                                                       13,000            523,812
 * Sega Enterprises, Ltd.                                                 9,200             92,706
 # Seibu Railway Co., Ltd.                                               25,000            316,436
   Seino Transportation Co., Ltd.                                         7,000             66,565
 * Seiyu, Ltd.                                                           28,000             97,100
   Sekisui Chemical Co., Ltd.                                            27,000            199,213
   Sekisui House, Ltd.                                                   44,000            458,332
   Seven-Eleven Japan Co., Ltd.                                          64,000          2,020,038
   Seventy-seven (77) Bank, Ltd.                                         20,000            117,886
   SFCG Co., Ltd.                                                           280             49,113
   Sharp Corp. Osaka                                                     65,000          1,100,035
   Shiga Bank, Ltd.                                                       5,000             24,809
   Shikoku Bank, Ltd.                                                     4,000             23,834
   Shikoku Electric Power Co., Inc.                                      13,200            225,432
   Shima Seiki Manufacturing Co., Ltd.                                      700             23,560
   Shimachu Co., Ltd.                                                     2,200             54,828
   Shimadzu Corp.                                                         6,000             30,922
   Shimamura Co., Ltd.                                                    1,700            135,205
   Shimano, Inc.                                                          6,600            155,881
   Shimizu Corp.                                                         38,000            158,915
   Shin-Etsu Chemical Co., Ltd.                                          23,600            827,058
   Shinko Securities Co., Ltd.                                           38,000            126,207
   Shionogi & Co., Ltd.                                                  19,000            310,420
   Shiseido Co., Ltd.                                                    21,000            248,593
   Shizuoka Bank, Ltd.                                                   42,000            342,281
   Showa Denko KK                                                        59,000            126,440
   Showa Shell Sekiyu KK                                                 18,000            150,542
   Skylark Co., Ltd.                                                      5,000             95,411
   SMBC Friend Securities Co., Ltd.                                       6,000             28,362
   SMC Corp.                                                              4,300            459,590
 * Snow Brand Milk Products Co., Ltd.                                    12,000             39,306
 # Softbank Corp.                                                        23,200            887,315
 * Sohgo Security Services Co.,Ltd.                                       2,100             26,414
   Sony Corp.                                                            51,800          1,906,056
   Square Enix Co., Ltd.                                                  3,900            100,080
   Stanley Electric Co., Ltd.                                             9,000            148,003
 * Sumisho Computer Systems Corp.                                           900             25,775
   Sumitomo Bakelite Co., Ltd.                                            9,000             59,847
   Sumitomo Chemical Co., Ltd.                                          106,000            497,308
   Sumitomo Corp.                                                        68,000            524,611
   Sumitomo Corporation's Leasing, Ltd.                                     900             30,862
   Sumitomo Electric Industries, Ltd.                                    44,000            423,281
   Sumitomo Forestry Co., Ltd.                                            6,000             61,781
 * Sumitomo Heavy Industries, Ltd.                                       31,000             79,627
   Sumitomo Metal Industries, Ltd.
     Osaka                                                              314,000            352,262
   Sumitomo Metal Mining Co., Ltd.                                       29,000            172,737
   Sumitomo Mitsui Financial Group,
     Inc.                                                                   250          1,785,159
   Sumitomo Osaka Cement Co., Ltd.                                       14,000             33,863
 * Sumitomo Real Estate Sales Co., Ltd.                                     600             24,800
   Sumitomo Realty & Development Co., Ltd.                               26,000            280,341
   Sumitomo Rubber                                                        6,000             49,914

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Sumitomo Trust & Banking Co., Ltd.                                    96,000    $       590,116
   Suruga Bank, Ltd.                                                     12,000             79,231
   Suzuken Co., Ltd.                                                      4,080            127,327
   Suzuki Motor Corp.                                                    32,900            535,659
 * T&D Holdings, Inc.                                                     5,900            247,157
   Taiheiyo Cement Corp.                                                 45,000             98,289
   Taisei Corp.                                                          52,000            173,197
   Taisho Pharmaceutical Co., Ltd.                                       23,000            467,703
   Taiyo Yuden Co., Ltd.                                                  5,000             72,102
   Takara Shuzo Co., Ltd.                                                10,000             75,615
   Takashimaya Co., Ltd.                                                 16,000            176,239
   Takeda Chemical Industries, Ltd.                                      49,000          2,036,715
 # Takefuji Corp.                                                        10,350            688,656
   Takuma Co., Ltd.                                                       2,000             12,949
*# TC Properties Co., Ltd.                                               45,300            246,737
   TDK Corp.                                                              7,400            519,527
   Teijin, Ltd.                                                          50,000            161,509
   Teikoku Oil Co., Ltd.                                                 12,000             61,276
   Terumo Corp.                                                          10,500            247,672
   THK Co., Ltd.                                                          5,800            102,990
   TIS, Inc.                                                              2,000             79,629
   Tobu Railway Co., Ltd.                                                43,000            182,543
   Toda Corp.                                                            14,000             51,620
   Toho Co., Ltd.                                                         9,800            140,802
   Toho Gas Co., Ltd.                                                    19,000             63,457
   Tohuku Electric Power Co., Inc.                                       26,600            428,341
 * Tokai Rubber Industries, Ltd.                                          2,000             24,335
   Tokuyama Corp.                                                         5,000             21,375
   Tokyo Broadcasting System, Inc.                                       10,000            177,415
   Tokyo Electric Power Co., Ltd.                                        79,600          1,702,382
   Tokyo Electron, Ltd.                                                  10,100            576,617
 # Tokyo Gas Co., Ltd.                                                  157,000            552,371
 * Tokyo Seimitsu Co., Ltd.                                                 800             26,986
   Tokyo Steel Manufacturing Co., Ltd.                                    3,400             48,357
   Tokyo Style Co., Ltd.                                                  4,000             45,240
 # Tokyu Corp.                                                           59,000            290,525
 * Tokyu Land Corp.                                                       9,000             27,950
   TonenGeneral Sekiyu KK                                                24,000            203,755
   Toppan Printing Co., Ltd.                                             37,000            450,239
   Toray Industries, Inc.                                                72,000            331,440
   Toshiba Corp.                                                        180,000            773,677
   Tosoh Corp.                                                           30,000            103,501
   Tostem Inax Holding Corp.                                             20,240            414,753
   Toto, Ltd.                                                            19,000            204,171
   Toyo Seikan Kaisha, Ltd.                                              11,300            185,388
   Toyo Suisan Kaisha, Ltd.                                               5,000             60,419
   Toyobo Co., Ltd.                                                      37,000             87,044
   Toyoda Gosei Co., Ltd.                                                 6,300            154,288
   Toyota Auto Body Co., Ltd.                                             1,800             27,410
   Toyota Industries Corp.                                               15,300            333,655
   Toyota Motor Credit Corp.                                            235,000          8,480,299
   Toyota Tsusho Corp.                                                   13,000            119,294
   Trans Cosmos, Inc.                                                     1,000             26,338
   Trend Micro Inc.                                                       8,000            301,186
 * Ube Industries, Ltd.                                                  37,000             54,602
   UFJ Holdings, Inc.                                                       343          1,712,536
   UFJ Tsubasa Securities Co. Ltd.                                       28,000            128,216
   Uni-Charm Corp.                                                        3,500            169,838
   Union Tool Co.                                                           800             28,220
   UNY Co., Ltd.                                                          9,000            111,128
   Ushio Inc.                                                             7,000            132,341
   USS Co., Ltd.                                                          1,400    $       112,717
   Victor Co. of Japan, Ltd.                                              6,000             70,521
   Vodafone Holdings KK                                                     164            446,266
   Wacoal Corp.                                                           7,000             74,220
   World Co., Ltd.                                                        2,000             63,573
 # Yakult Honsha Co., Ltd.                                                8,000            110,434
 # Yamada Denki Co., Ltd.                                                 5,300            176,988
   Yamaguchi Bank, Ltd.                                                   7,000             71,358
   Yamaha Corp.                                                          11,000            167,098
   Yamaha Motor Co., Ltd.                                                15,000            214,919
   Yamanouchi Pharmaceutical Co., Ltd.                                   20,200            649,044
   Yamato Transport Co., Ltd.                                            24,000            341,338
   Yamazaki Baking Co., Ltd.                                              9,000             83,383
   Yaskawa Electric Corp.                                                 8,000             51,465
   Yasuda Fire & Marine Insurance Co.,
     Ltd.                                                                60,000            523,163
 # Yasuda Trust & Banking Co., Ltd.                                     208,000            411,095
   Yokogawa Electric Corp.                                               12,000            155,275
   Yokohama Rubber Co., Ltd.                                              7,000             25,747
   York-Benimaru Co., Ltd.                                                  800             22,901
   Zeon Corp.                                                             6,000             43,893
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $158,024,572)                                                                 150,988,104
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $2,441,305)                                                                   2,467,881
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $160,465,877)                                                                 153,455,985
                                                                                   ---------------
FRANCE -- (8.0%)
COMMON STOCKS -- (8.0%)
   Accor SA                                                              10,940            453,950
 # AGF (Assurances Generales de
     France SA)                                                          11,361            688,832
   Air France                                                            14,686            240,250
   Air Liquide SA                                                         5,550            973,540
   Air Liquide SA                                                        10,266          1,811,500
   Alcan, Inc.                                                            2,587            102,229
 * Alcatel SA                                                            71,900          1,036,072
 * Alstom SA                                                             40,620             46,690
   Arcelor SA                                                            29,800            500,100
 * Atos Origin                                                            4,218            248,323
 * Aventis                                                               44,765          3,554,401
   AXA                                                                   98,764          2,031,458
   BNP Paribas SA                                                        50,518          3,088,183
   Bollore Technologies SA                                                  203             62,209
   Bouygues                                                              21,845            753,697
 * Business Objects SA                                                    5,500            120,680
 * Cap Gemini SA                                                          7,550            289,581
   Carrefour                                                             40,100          1,958,722
   Casino Guichard Perrachon                                              7,609            664,848
   Cie Generale D'Optique Essilor
     Intenational SA                                                      5,570            345,753
   Clarins SA                                                               370             23,072
   Compagnie de Saint-Gobain                                             19,436            979,092
   Compagnie Francaise d'Etudes et
     de Construction Technip SA                                           1,790            241,150
   Dassault Systemes SA                                                   8,054            368,200
   Dior (Christian) SA                                                   11,036            698,793
   Eiffage SA                                                               942             73,293

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Euler-Hermes SA                                                        1,833    $       101,171
   Faurecia SA                                                              312             20,219
   Fimalac SA                                                               560             21,890
 # France Telecom SA                                                    202,365          4,889,626
   Gecina SA                                                              3,700            288,642
   Generale des Establissements
     Michelin SA Series B                                                 8,009            391,323
   Groupe Danone                                                          7,642          1,319,021
   Havas SA                                                              12,513             66,426
 * Hermes International SA                                                2,997            589,201
   Imerys SA                                                              1,000            227,498
 * JC Decaux SA                                                           9,528            203,418
   Klepierre SA                                                           1,862            128,138
   LaFarge SA                                                             9,716            833,066
   LaFarge SA Prime Fidelity                                              8,604            745,456
 # Lagardere S.C.A. SA                                                    7,700            470,346
   L'Oreal                                                               51,116          3,970,231
   LVMH (Louis Vuitton Moet Hennessy)                                    37,151          2,656,305
   Metropole Television SA                                                3,117             87,213
   Neopost SA                                                             1,118             63,403
   Pernod-Ricard SA                                                       3,950            494,674
   Peugeot SA                                                            14,309            808,056
   Pinault Printemps Redoute SA                                           8,640            903,333
   Publicis Groupe                                                       13,617            401,386
   Remy Cointreau SA                                                      1,518             50,686
   Renault SA                                                            18,294          1,363,211
   Rexel SA                                                               3,619            149,501
 * SA Des Galeries Lafayette                                                559            108,320
   Sagem SA                                                               2,048            224,440
   Sanofi Synthelabo                                                     55,603          3,680,703
   Schneider SA                                                          12,889            868,235
 * Scor SA                                                               28,551             41,835
   SEB SA Prime Fidelite 2002                                               764             85,917
   SEB SA Prime Fidelity                                                    990            111,222
   Societe BIC SA                                                         3,600            156,173
   Societe des Ciments de Francais                                          737             57,300
   Societe Generale d'Enterprise SA                                       4,640            445,642
   Societe Generale, Paris                                               24,826          2,105,734
   Societe Television Francaise 1                                        14,555            452,486
   Sodexho Alliance SA                                                    9,712            252,749
   Somfy Interational SA                                                    134             25,189
 # Ste des Autoroutes du Sud de
     la France                                                           19,738            753,313
   Stmicroelectronics NV                                                 53,696          1,210,496
 # Suez (ex Suez Lyonnaise des Eaux)                                     56,220          1,094,851
   Thales SA                                                             13,084            461,738
   Thomson Multimedia                                                    15,000            286,223
   Total SA                                                              35,906          6,745,359
   Unibail SA                                                             2,500            248,738
   Valeo SA                                                               5,000            202,923
*# Veolia Environnement SA                                               26,535            710,143
 * Vivendi Universal SA                                                  59,936          1,529,557
 * Wanadoo SA                                                            43,078            419,616
 * Wendel Investissement                                                  3,203            151,900
   Zodiac SA                                                              4,460            144,946
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $59,763,136)                                                                   65,173,806
                                                                                   ---------------
SWITZERLAND -- (6.2%)
COMMON STOCKS -- (6.0%)
 * ABB, Ltd.                                                            153,897    $       862,658
 * Actelion, Ltd.                                                         1,600            175,795
 * Adecco SA                                                             16,373            788,292
   Baloise-Holding                                                        3,300            132,988
 * BKW FMB Energie AG                                                        90             38,808
 * Ciba Spezialitaetenchemie
     Holding AG                                                           4,525            309,165
   Cie Financiere Richemont AG Series A                                  46,023          1,185,479
   Clariant AG                                                           15,571            214,972
 * Credit Swisse Group                                                   78,497          2,700,557
 * Fischer (Georg) AG, Schaffhausen                                         145             31,613
 * Forbo Holding AG, Eglisau                                                102             26,429
   Geberit AG                                                               274            176,430
 # Givaudan SA                                                              573            306,427
 # Holcim, Ltd.                                                          17,803            926,510
   Julius Baer Holding AG                                                   540            157,036
 * Kudelski SA                                                            3,084             94,509
   Kuehne & Nagel International AG                                        1,500            197,277
   Kuoni Reisen Holding AG                                                  180             71,474
 * Lindt & Spruengli AG                                                       7             77,698
 * Logitech International SA                                              3,319            153,293
   Lonza Group AG                                                         2,970            145,088
   Nestle SA, Cham und Vevey                                             26,340          6,857,764
   Nobel Biocare Holding AG                                               1,700            252,717
 # Novartis AG                                                          208,860          9,394,211
   Phonak Holding AG                                                      4,487            134,144
   Publicitas Holding SA, Lausanne                                          104             32,371
   Roche Holding AG Bearer                                               17,260          2,375,601
   Roche Holding AG Genusschein                                          45,853          4,829,271
   Schindler Holding AG                                                     210             60,066
   Schindler Holding AG                                                   1,030            314,126
 # Serono SA                                                              1,109            676,087
 # Societe Generale de Surveillance
     Holding SA                                                             770            444,043
   Straumann Holding AG                                                   1,000            207,067
   Sulzer AG, Winterthur                                                    165             41,094
 # Swatch Group AG                                                        2,692            375,609
 * Swiss Life AG                                                          2,140            269,743
 # Swiss Reinsurance Co., Zurich                                         21,255          1,319,433
 # Swisscom AG                                                            7,449          2,315,607
 * Syngenta AG                                                            7,449            590,903
 # Synthes, Inc.                                                         10,130          1,192,705
   Tecan Group AG                                                           627             26,776
 # The Swatch Group AG                                                   18,164            516,560
 # UBS AG                                                                77,901          5,590,760
 * Unaxis Holding AG                                                        912            103,285
   Valora Holding AG                                                        209             49,484
 * Zimmer Holdings, Inc.                                                  3,010            254,353
 * Zurich Financial SVCS AG                                               9,504          1,495,356
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $39,080,073)                                                                   48,491,634
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
     (Cost $1,225,916)                                                                   1,241,865
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Swiss Life Holdings AG
     Rights 06/02/04
     (Cost $0)                                                            1,380    $             0
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $40,305,989)                                                                   49,733,499
                                                                                   ---------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
   Aachener und Muenchener
     Beteiligungs AG                                                        596             43,017
   Adidas-Salomon AG                                                      2,400            284,395
 * Aixtron AG                                                             2,400             14,104
   Allianz AG                                                            22,867          2,390,586
   Altana AG                                                             11,010            716,347
   BASF AG                                                               31,350          1,606,578
   Bayer AG                                                              40,100          1,148,303
 # Bayerische Motorenwerke AG                                            44,192          1,875,896
 * Bayerische Vereinsbank AG                                             46,769            790,055
 # Beiersdorf AG                                                          7,703            870,744
   Commerzbank AG                                                        31,673            517,366
 # Continental AG                                                         7,400            333,098
 * D. Logistics AG                                                        1,200              2,542
   DaimlerChrysler AG                                                    56,252          2,503,585
 # Deutsche Bank AG                                                      31,988          2,517,999
 # Deutsche Boerse AG                                                     5,900            314,241
   Deutsche Lufthansa AG                                                 30,202            433,678
   Deutsche Post AG                                                      98,718          1,982,253
 * Deutsche Telekom AG                                                  290,398          4,888,094
   Douglas Holding AG                                                     1,500             40,034
   E.ON AG                                                               37,998          2,647,377
 * Epcos AG                                                               2,800             56,825
 * Fraport AG                                                             3,274             94,674
 * Freenet.De AG                                                            854             78,372
   Fresenius Medical Care AG                                              5,195            384,298
   Gehe AG                                                                6,588            375,683
 * Hannover Rueckversicherungs AG                                         3,742            127,269
 * Heidelberger Druckmaschinen AG                                         2,678             84,886
   Heidelberger Zement AG                                                 7,569            333,452
   Hochtief AG                                                            2,695             59,148
 * Hypo Real Estate Holding AG                                            6,387            179,544
 * Infineon Technologies AG                                              43,704            592,044
   Karstadt Quelle AG                                                     7,555            156,042
 # Linde AG                                                               7,404            383,412
   MAN AG                                                                 8,122            300,011
   Medion AG                                                              2,346             88,925
   Merck KGAA                                                             2,700            150,552
*# Metro AG                                                              29,088          1,410,639
   MG Technologies AG                                                    11,945            155,452
 # Munchener Rueckversicherungs-
     Gesellschaft AG                                                     15,448          1,583,629
   Oldenburgische Landesbank AG                                             637             50,562
 # Preussag AG                                                            9,786            189,951
   Puma AG                                                                  800            194,765
   Rwe AG (Neu)                                                             800             31,294
   Rwe AG (NEU) Series A                                                 29,611          1,302,004
 # SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                  21,517          3,477,864
   Schering AG                                                           10,800            589,631
 * SGL Carbon AG                                                          1,750             16,780
   Siemens AG                                                            47,475          3,359,921
   Stada Arzneimittel AG                                                  1,121    $        58,007
   Suedzucker AG                                                         13,568            270,754
   ThyssenKrupp AG                                                       36,653            613,081
 * T-Online International AG                                             76,305            878,324
   United Internet AG                                                     1,321             33,164
   Volkswagen AG                                                         20,257            887,366
 * WCM Beteiligungs AG                                                   11,608             16,481
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $48,582,936)                                                                   44,485,098
                                                                                   ---------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
   ABN-AMRO Holding NV                                                  122,634          2,612,136
   Aegon NV                                                             117,874          1,423,571
 * Air France                                                             2,614             42,466
   AKZO Nobel NV                                                         20,687            745,101
   Buhrmann NV                                                            6,020             57,363
   DSM NV                                                                 7,868            388,534
   Elsevier NV                                                           57,907            807,817
 * Getronics NV                                                          27,590             76,293
 * Hagemeyer NV                                                          21,897             46,884
   Heineken Holding NV Series A                                          27,038            793,539
   Heineken NV                                                           56,719          1,874,693
 * Hunter Douglas NV                                                      3,502            163,215
   IHC Caland NV                                                          2,124            100,190
   ING Groep NV                                                         166,457          3,760,069
 * Koninklijke Ahold NV                                                 145,070          1,134,825
   Koninklijke KPN NV                                                   199,776          1,453,124
 * Koninklijke Numico NV                                                 12,248            389,125
   Koninklijke Philips Electronics NV                                    90,808          2,480,208
   Koninklijke Vendex KBB NV                                              5,978            111,200
 * Norit NV                                                              34,890            611,540
   Oce NV                                                                 4,991             74,278
   Randstad Holdings NV                                                   8,050            211,474
   Royal Dutch Petroleum Co.,
     Den Haag                                                           143,761          7,191,425
   TNT Post Groep NV                                                     45,904          1,030,728
   Unilever NV                                                           39,438          2,591,402
   Vedior NV                                                             15,338            228,694
   VNU NV                                                                19,323            568,964
   Wolters Kluwer NV                                                     21,861            370,518
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,721,347)                                                                   31,339,376
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                           2,377              2,990
 * ING Groep NV Coupons 06/17/05                                        166,457                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,469)                                                                             2,990
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $32,725,816)                                                                   31,342,366
                                                                                   ---------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                           61,317            284,200
   AMP Limited                                                          111,330            442,508
   Ansell, Ltd.                                                          12,403             69,843
   APN News & Media, Ltd.                                                23,741             69,246
   Aristocrat Leisure, Ltd.                                              25,976             79,469
   Australand Property Group                                             30,781             35,790

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Australia & New Zealand Banking
     Group, Ltd.                                                        121,193    $     1,559,324
   Australian Gas Light Co.                                              31,475            264,612
   Australian Stock Exchange, Ltd.                                        5,600             61,366
   AWB, Ltd.                                                             15,115             52,837
   AXA Asia Pacific Holdings, Ltd.                                      139,317            337,403
   Bendigo Bank, Ltd.                                                     5,694             42,157
   BHP Billiton, Ltd.                                                   261,912          2,247,754
   BHP Steel Ltd.                                                        51,941            229,657
 * Billabong International, Ltd.                                         10,606             62,337
   Boral, Ltd.                                                           36,452            152,438
   Brambles Industries, Ltd.                                             66,718            280,980
   Brickworks, Ltd.                                                       5,844             35,756
 * Burns, Philp & Co., Ltd.                                              90,152             40,508
   Caltex Australia, Ltd.                                                12,048             74,257
   Coca-Cola Amatil, Ltd.                                                35,542            180,045
   Cochlear, Ltd.                                                         3,100             45,330
   Coles Myer, Ltd.                                                      94,099            569,176
   Commonwealth Bank of Australia                                        87,566          2,050,990
   Computershare, Ltd.                                                   34,090             73,930
   CSL, Ltd.                                                             10,618            174,368
   CSR, Ltd.                                                             55,115             75,854
 * Davids Limited                                                        27,928             52,024
   Deutsche Office Trust                                                 44,700             39,515
   Flight Centre, Ltd.                                                    4,194             52,790
   Foodland Associates, Ltd.                                              6,090             80,175
   Foster's Group, Ltd.                                                 150,976            491,118
   Futuris Corp., Ltd.                                                   42,265             46,748
   General Property Trust                                                75,385            184,635
   Harvey Norman Holdings, Ltd.                                          91,545            178,160
   Iluka Resources, Ltd.                                                 15,365             43,569
   Insurance Australiz Group, Ltd.                                      119,754            389,137
   James Hardies Industries NL                                           30,184            129,520
   John Fairfax Holdings, Ltd.                                           55,963            138,133
   Leighton Holdings, Ltd.                                               23,641            136,245
   Lend Lease Corp., Ltd.                                                31,264            224,042
   Lion Nathan, Ltd.                                                     43,600            205,274
   Macquarie Bank, Ltd.                                                  14,533            345,861
   Macquarie Infrastructure Group                                        69,634            156,484
   Mayne Group, Ltd.                                                     49,547            105,844
   Mirvac, Ltd.                                                          46,875            141,960
   National Australia Bank, Ltd.                                        106,524          2,276,671
   National Foods, Ltd.                                                   9,831             30,489
   Newcrest Mining, Ltd.                                                 21,576            194,614
   News Corp., Ltd.                                                     158,899          1,459,558
   News Corp., Ltd. Pref Ordinary                                       284,248          2,414,182
   Onesteel, Ltd.                                                        36,779             58,978
   Orica, Ltd.                                                           17,659            184,413
   Origin Energy, Ltd.                                                   46,223            173,944
 * Oxiana, Ltd.                                                          52,556             31,130
   Paperlinx, Ltd.                                                       29,331            101,845
   Patrick Corp., Ltd.                                                   33,558            116,879
   Perpetual Trustees Australia, Ltd.                                     1,977             62,085
   Publishing and Broadcasting, Ltd.                                     60,779            534,981
   QBE Insurance Group, Ltd.                                             47,261            420,847
   Quantas Airways, Ltd.                                                163,543            400,387
   Rinker Group, Ltd.                                                    62,315            333,130
   Rio Tinto, Ltd.                                                       35,325            881,520
 * Rural Press, Ltd.                                                      5,203             27,966
   Santos, Ltd.                                                          38,543            186,416
 * Scigen                                                                11,443                522
   Sigma Co., Ltd.                                                        7,216    $        39,120
   Sonic Healthcare, Ltd.                                                16,529            103,940
 * Sons of Gwalia, Ltd.                                                   7,201             13,834
 * Southcorp, Ltd.                                                       49,137            110,815
   St. George Bank, Ltd.                                                 30,907            483,474
 * Stockland Trust Group                                                  1,070              3,993
   Stockland Trust Group                                                 31,060            116,961
   Suncorp-Metway, Ltd.                                                  36,688            361,170
   Tab, Ltd.                                                             27,500             93,375
   Tabcorp Holdings, Ltd.                                                29,534            282,115
   Telstra Corp., Ltd.                                                  603,648          2,017,761
   Ten Network Holdings, Ltd.                                            17,535             35,911
   Toll Holdings, Ltd.                                                   19,556            149,255
   Transurban Group                                                      32,295            103,709
   Washington H. Soul Pattinson & Co.,
     Ltd.                                                                10,671             47,205
   Wesfarmers, Ltd.                                                      24,851            500,669
   West Australian Newspapers
     Holdings, Ltd.                                                      10,881             51,267
   Westfield Holdings, Ltd.                                              37,309            388,868
 * Westfield Trust                                                           57                169
   Westfield Trust                                                        2,312              7,013
   Westpac Banking Corp.                                                126,435          1,549,889
   WMC Resources, Ltd.                                                   75,345            248,221
   WMC, Ltd.                                                             75,646            286,789
   Woodside Petroleum, Ltd.                                              56,079            633,847
   Woolworths, Ltd.                                                      69,050            580,794
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $23,701,372)                                                                   30,834,090
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
     (Cost $467,463)                                                                       472,133
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $24,168,835)                                                                   31,306,223
                                                                                   ---------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Acea SpA                                                               4,000             28,421
 * AEM SpA                                                               24,480             45,849
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                            50,000             14,325
   Alleanza Assicurazioni SpA                                            43,804            479,196
   Assicurazioni Generali SpA, Trieste                                   58,514          1,516,664
 * Autogrill SpA, Novara                                                 10,000            141,983
 * Banca Antoniana Popolare Veneta
     SpA                                                                  9,599            191,443
   Banca Fideuram SpA                                                    50,948            291,817
   Banca Monte Dei Paschi di Siena
     SpA                                                                135,554            420,411
 * Banca Nazionale del Lavoro SpA                                       101,562            212,802
   Banca Popolare di Lodi Scarl                                           9,804             89,821
   Banca Popolare di Milano                                              14,520             85,453
   Banco Popolare di Verona e Novara
     SpA                                                                 16,000            262,526
   Benetton Group SpA                                                     6,950             78,722
   Bulgari SpA                                                           13,000            125,702
   Capitalia SpA                                                        100,360            296,643
 # Cassa di Risparmio di Firenze SpA                                     21,455             36,802
 # Compagnia Assicuratrice Unipol SpA                                    11,382             44,424
   Credito Italiano                                                     327,819          1,532,769

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * E.Biscom SpA                                                           1,000    $        58,177
*# Edison SpA                                                           167,195            289,643
 # Eni SpA                                                              198,578          4,035,829
 # Ente Nazionale per L'Energia
     Elettrica SpA                                                      370,835          3,033,887
 * Fiat SpA                                                              39,286            278,277
 * Finecogroup SpA                                                       14,490             85,108
 # Finmeccanica SpA                                                     385,000            290,622
   Gruppo Editoriale L'espresso SpA                                      16,000             98,264
 # Intesabci SpA                                                        316,482          1,136,135
   Italcementi SpA                                                        6,680             83,581
 # Luxottica Group SpA                                                   24,655            399,314
   Mediaset SpA                                                          66,880            732,927
   Mediobanca SpA                                                        34,000            389,312
 # Mediolanum SpA                                                        33,000            222,156
   Mondadori (Arnoldo) Editore SpA                                       10,500            100,070
   Pirelli & Co. SpA                                                     93,332             95,767
   RAS SpA (Riunione Adriatica di
     Sicurta)                                                            38,672            693,268
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                 3,906             86,897
   Saipem SpA                                                            16,937            154,273
   San Paolo-IMI SpA                                                     66,607            762,673
   Seat Pagine Gialle SpA                                                 8,018              3,182
 * Seat Pagine Gialle SpA, Torino                                         3,041              1,290
   SNAM Rete Gas SpA                                                    105,674            444,900
   SNIA SpA                                                               9,248              2,786
   Societe Cattolica di Assicurazoni
     Scarl SpA                                                              934             36,287
 * Sorin SpA                                                             13,872             35,574
   Telecom Italia Mobile SpA                                            485,179          2,629,586
 # Telecom Italia SpA                                                   701,433          2,151,065
 * Tiscali SpA                                                           13,000             56,965
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $22,777,237)                                                                   24,283,588
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $43,047)                                                       3,000             12,827
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                            1,677                372
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $22,820,284)                                                                   24,296,787
                                                                                   ---------------
SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)
   Acciona SA                                                             4,613            291,583
 # Acerinox SA                                                            3,500            191,804
 * Antena 3 Television                                                      898             45,629
 # Autopistas Concesionaria
     Espanola SA                                                         37,894            638,828
 # Banco Bilbao Vizcaya SA                                              182,100          2,412,663
   Banco de Andalucia                                                       655             57,893
   Banco de Sabadell SA                                                  10,406            214,226
 # Banco de Valencia SA                                                   4,181             87,190
   Banco Pastor SA                                                        1,281             38,009
 # Banco Popular Espanol SA, Madrid                                      14,722            827,598
   Banco Santander Central
     Hispanoamerica SA                                                  271,784          2,888,095
   Bankinter SA                                                           3,867    $       144,643
   Cementos Portland SA                                                   1,338             80,262
 * Centros Comerciales Carrefour SA                                      20,065            386,964
 # Cia Espanola de Petroleous SA                                         10,942            361,073
   Compania de Distribucion Integral
     Logista SA                                                           1,457             46,762
*# Coporacion Financiera Reunida SA                                       6,070             65,427
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                      12,760            145,206
   Ebro Puleva SA                                                         2,892             35,259
 * Enagas SA                                                             11,325            127,113
   Endesa SA, Madrid                                                     60,300          1,113,186
   Fomento de Construcciones y
     Contratas SA                                                         9,577            344,921
 * Gamesa Corporacion
     Technologica SA                                                      3,024            135,615
 # Gas Natural SA, Buenos Aires                                          35,972            859,438
 # Grupo Ferrovial SA                                                    10,223            402,422
   Iberdrola SA                                                          51,300          1,034,950
   Iberia Lineas Aereas de Espana SA                                     57,296            164,560
   Indra Sistemas SA                                                      7,600             97,182
   Industria de Diseno Textil SA                                         51,131          1,175,582
 # Metrovacesa SA                                                         3,614            138,483
   OCP Construcciones SA, Madrid                                          7,622            372,022
   Promotora de Informaciones SA                                         13,866            239,702
   Red Electrica de Espana S.A.                                           6,151            101,948
   Repsol SA                                                             75,700          1,601,540
   Sociedad General de Aguas de
     Barcelona SA                                                         6,192            103,104
 * Sociedad General de Aguas de
     Barcelona SA                                                            61              1,024
 * Sogecable SA                                                           5,430            224,757
 # Sol Melia SA                                                           8,400             72,344
   Tabacalera SA                                                         15,900            486,536
 * Tele Pizza SA                                                          7,000             12,734
 # Telefonica de Espana SA                                              282,457          4,103,377
 # Telefonica Publicidad e
   Informacion SA                                                        23,179            160,049
   Union Fenosa SA                                                       19,200            409,593
 # Vallehermoso SA                                                       17,641            259,758
 # Zardoya Otis SA                                                        9,831            200,448
*# Zeltia SA                                                             10,500             76,366
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $18,314,874)                                                                   22,977,868
                                                                                   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 * Ainax AB                                                               1,922             53,962
   Alfa Laval AB                                                          7,600            117,372
   Assa Abloy AB Series B                                                20,500            237,744
   Atlas Copco AB Series A                                                9,300            343,347
   Atlas Copco AB Series B                                                3,600            122,519
   Axfood AB                                                              2,700             67,815
   Billerud AB                                                            3,200             49,816
 * Bostads AB Drott                                                       1,175             21,119
   Castellum AB                                                           2,200             51,893
 * Drott Series AB                                                        4,700             65,734
   Electrolux AB Series B                                                18,500            367,329
   Eniro AB                                                               8,200             64,408
   Gambro AB Series A                                                    15,300            138,024
   Gambro AB Series B                                                     5,200             46,202

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Getinge AB                                                            11,600    $       135,280
   Hennes & Mauritz AB Series B                                          57,900          1,433,926
   Hoganas AB Series B                                                    1,300             32,195
   Holmen AB Series B                                                     4,300            123,263
 * Lundin Petroleum AB                                                    9,000             51,527
 * Modern Times Group AB Series B                                         1,800             32,353
   Netcom AB Series B                                                     8,700            374,460
   Nordic Baltic Holdings AB                                            201,048          1,362,396
 * OMHEX AB                                                               6,500             86,239
   Sandvik AB                                                            16,700            567,170
   Scania AB                                                              4,000            123,357
   Scania AB Series B                                                     5,400            169,290
   Securitas AB Series B                                                 20,900            258,050
   Skandia Insurance AB                                                  63,500            254,688
   Skandinaviska Enskilda Banken
     Series A                                                            53,100            765,653
   Skanska AB Series B                                                   19,500            162,968
   SSAB Swedish Steel Series A                                            3,500             58,546
   SSAB Swedish Steel Series B                                            1,400             22,660
   Svenska Cellulosa AB Series B                                         12,700            492,126
   Svenska Handelsbanken Series A                                        45,800            891,156
   Svenska Kullagerfabriken AB
     Series A                                                             2,300             83,186
   Svenska Kullagerfabriken AB
     Series B                                                             5,200            189,719
   Swedish Match AB (Frueher
     Svenska Taendsticks AB)                                             20,400            215,211
   Tele2 AB Series A                                                        800             34,189
 * Telefon AB L.M. Ericsson Series B                                    950,800          2,658,934
 # Telia AB                                                             381,900          1,614,475
   Tietoenator Corp. AB                                                   3,400            100,829
   Trelleborg AB Series B                                                 4,200             76,123
 # Volvo AB Series A                                                      8,900            277,542
 # Volvo AB Series B                                                     20,900            683,228
   WM-Data AB Series B                                                    8,500             18,969
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,843,369)                                                                   15,096,992
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
     (Cost $643,514)                                                                       647,648
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $14,486,883)                                                                   15,744,640
                                                                                   ---------------
HONG KONG -- (1.3%)
COMMON STOCKS -- (1.3%)
   ASM Pacific Technology, Ltd.                                          12,000             47,890
   Bank of East Asia, Ltd.                                               64,910            184,206
   Cathay Pacific Airways, Ltd.                                         176,000            332,237
   Cheung Kong Holdings, Ltd.                                           105,600            793,150
   Cheung Kong Infrastructure
     Holdings, Ltd.                                                      99,000            240,040
   China Merchants Holdings
     (International) Co., Ltd.                                           54,000             71,316
   China Unicom, Ltd.                                                   232,000            176,330
   CLP Holdings, Ltd.                                                   110,400            584,908
   CNOOC, Ltd.                                                          712,500            303,260
   Dah Sing Financial Holdings, Ltd.                                      3,600             24,187
   Esprit Holdings, Ltd.                                                 54,541            237,325
   Giordano International, Ltd.                                          40,000             24,496
   Hang Lung Development Co., Ltd.                                       24,000             32,640
   Hang Lung Properties, Ltd.                                           113,500    $       147,677
   Hang Seng Bank, Ltd.                                                 103,000          1,304,014
   Henderson Investment, Ltd.                                            72,000             84,964
   Henderson Land Development Co.,
     Ltd.                                                                97,000            417,942
 * Hong Kong and China Gas Co., Ltd.                                     51,000             80,526
   Hong Kong Electric Holdings, Ltd.                                     93,707            391,998
   Hong Kong Exchanges & Clearing,
     Ltd.                                                                48,000             99,557
   Hopewell Holdings, Ltd.                                               38,000             66,099
   Hutchison Whampoa, Ltd.                                              218,500          1,477,411
   Hysan Development Co., Ltd.                                           41,242             66,380
   I-Cable Communications, Ltd.                                           9,854              3,786
   Johnson Electric Holdings, Ltd.                                      168,000            158,097
   Kerry Properties, Ltd.                                                18,000             29,122
   Kowloon Motor Bus Holdings, Ltd.                                       1,200              5,894
 * Legend Group, Ltd.                                                   174,000             54,657
   Li & Fung, Ltd.                                                      126,000            186,333
 * MTR Corp., Ltd.                                                       18,500             27,017
   New World Development Co., Ltd.                                      128,860             99,968
   NWS Holdings Ltd.                                                     27,000             32,198
 * PCCW, Ltd.                                                           235,265            159,917
   SCMP Group, Ltd.                                                      39,198             15,697
   Shangri-La Asia, Ltd.                                                 99,872             98,111
   Sino Land Co., Ltd.                                                  180,644            105,354
   Smartone Telecommunications
     Holdings, Ltd.                                                      23,000             24,652
   Sung Hungkai Properties, Ltd.                                        118,706          1,007,851
   Swire Pacific, Ltd. Series A                                          42,500            274,021
   Techtronic Industries Co., Ltd.                                       28,000             84,287
   Television Broadcasts, Ltd.                                           20,000             87,987
   Texwinca Holdings, Ltd.                                               60,000             47,707
   Wharf Holdings, Ltd.                                                 107,542            303,130
   Wheelock and Co., Ltd.                                                29,000             34,755
   Wing Hang Bank, Ltd.                                                   4,500             26,303
 # Yue Yuen Industrial (Holdings), Ltd.                                  69,000            171,914
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $10,956,855)                                                                   10,227,311
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $166,551)                                                                       166,537
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $11,123,406)                                                                   10,393,848
                                                                                   ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
   Amer-Yhtymae Oyj Series A                                              1,500             76,996
 * Elisa Communications Corp.                                            10,063            125,447
   Fortum Oyj                                                            90,288          1,060,115
   KCI Konecranes International Oyj                                         700             24,185
   Kemira Oyj                                                             4,000             50,523
   Kesko Oyj                                                              6,400            126,002
   Kone Corp.                                                             5,140            296,022
   Metso Oyj                                                             10,444            127,906
   M-real Oyj Series B                                                    9,000             76,581
   Nokia Oyj                                                            342,121          4,686,868
   Nokian Renkaat Oyj                                                       500             46,203
   Orion-Yhtyma Oyj Series A                                                200              5,052
   Orion-Yhtyma Oyj Series B                                              2,000             50,850
   Outokumpu Oyj Series A                                                15,900            240,890

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Pohjola Group P.L.C. Series D                                          9,600    $        93,522
   Rautaruukki Oyj Series K                                               8,700             64,769
   Sampo Insurance Co., Ltd.                                             58,700            582,159
   Sanoma-Wsoy Oyj Series A                                               1,391             24,797
   Sanoma-Wsoy Oyj Series B                                              13,063            232,680
   Stora Enso Oyj Series R                                               67,900            880,090
   Tietoenator Corp.                                                      2,800             82,623
   Upm-Kymmene Oyj                                                       45,800            822,604
   Uponor Oyj Series A                                                    2,300             73,143
   Wartsila Corp. Oyj Series B                                            2,900             59,225
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $9,986,195)                                                                     9,909,252
                                                                                   ---------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
   AGFA-Gevaert NV, Mortsel                                               7,300            177,527
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                              6,572            398,651
   Barco (New) NV                                                           400             34,950
   Bekaert SA                                                               700             40,451
   Cie Martime Belge SA                                                     300             28,204
   Cofinimmo SA                                                             200             25,644
   Colruyt SA Halle                                                       1,700            185,219
 * Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                 3,600            168,319
 # Dexia SA                                                              50,657            847,840
   D'Ieteren SA                                                             290             57,729
 # Electrabel SA                                                          2,900            945,514
   Exmar NV                                                                 300             16,468
 # Fortis AG                                                             53,679          1,141,072
   Groupe Bruxelles Lambert                                               2,500            154,459
   Interbrew SA                                                          23,590            720,029
   KBC Bancassurance Holding SA                                          15,700            899,884
 * Mobistar SA                                                            2,500            156,404
   Omega Pharma SA                                                          500             24,185
   Solvay SA                                                              4,400            354,131
 # UCB SA                                                                 7,600            353,722
 * Umicore-Strip VVPR                                                        55                 10
   Union Miniere SA                                                       1,155             70,118
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $6,205,870)                                                                     6,800,530
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                              200                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $6,205,870)                                                                     6,800,530
                                                                                   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S. Series B                                     290             16,864
   Carlsberg A.S. Series B                                                3,475            170,044
   Codan A.S.                                                               500             20,955
   Coloplast A.S. Series B                                                  970             94,284
   Dampskibsselskabet Svendborg A.S.                                        254          1,654,295
   Danisco A.S.                                                           2,450            116,113
   Danske Bank A.S.                                                      37,056            842,536
   DSV, De Sammensluttede
     Vognmaend A.S.                                                         880             40,525
   East Asiatic Co., Ltd.                                                   900             39,974
 * FLS Industries                                                           890    $        12,054
   GN Great Nordic A.S.                                                   9,620             72,227
   Group 4 Falck A.S.                                                     3,480             80,626
   H. Lundbeck A.S.                                                      14,002            310,827
   ISS A.S.                                                               1,763             84,298
 * Jyske Bank A.S.                                                        1,330             70,123
   Koebenhavns Lufthavne                                                    280             39,715
   NKT Holding A.S.                                                       1,100             21,523
   Novo-Nordisk A.S. Series B                                            14,150            650,675
   Novozymes A.S. Series B                                                2,830            123,960
   Sydbank A.S.                                                             240             34,350
   Tele Danmark A.S.                                                     12,110            408,545
 * TK Development                                                           614              1,321
 * Topdanmark A.S.                                                        1,300             78,608
 * Vestas Wind Systems A.S.                                               4,400             58,650
 * Vestas Wind Systems A.S. Issue 04                                      1,466             19,015
 * William Demant Holding                                                 3,260            120,615
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $4,396,887)                                                                     5,182,722
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $300,967)                                                                       303,474
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S.
     Rights 06/03/04
     (Cost $0)                                                                2                  3
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $4,697,854)                                                                     5,486,199
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allgreen Properties, Ltd.                                             41,000             22,901
 * Capitacommercial Trust                                                23,100             13,854
   Capitaland, Ltd.                                                     115,500             88,169
 * Chartered Semiconductor
     Manufacturing, Ltd.                                                112,000             94,556
   City Developments, Ltd.                                               32,000             98,314
   Comfortdelgro Corp., Ltd.                                             81,000             54,323
   Creative Technology Co., Ltd.                                          3,000             30,155
   Cycle & Carriage, Ltd.                                                 5,982             22,853
   DBS Group Holdings, Ltd.                                              75,000            620,736
   Fraser & Neave, Ltd.                                                  11,100             88,035
   Great Eastern Holdings, Ltd.                                          14,000             96,910
   Haw Par Brothers International, Ltd.                                   2,248              6,174
   Keppel Corp., Ltd.                                                    32,000            125,122
   Keppel Land, Ltd.                                                     22,000             21,457
 * MobileOne, Ltd.                                                       23,000             20,372
   Neptune Orient Lines, Ltd.                                            47,000             59,208
   Overseas Chinese Banking Corp., Ltd.                                  63,300            446,081
   Overseas Union Enterprise, Ltd.                                        6,000             23,753
   Parkway Holdings, Ltd.                                                20,000             13,547
   Sembcorp Industries, Ltd.                                             78,000             66,029
   Sembcorp Logistics, Ltd.                                              39,000             43,725
   Sembcorp Marine, Ltd.                                                 55,000             28,477
   Singapore Airlines, Ltd.                                              73,000            450,855
   Singapore Land, Ltd.                                                  11,000             24,973
   Singapore Press Holdings                                              16,000            192,484
   Singapore Technologies
     Engineering, Ltd.                                                  155,000            175,864

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Singapore Telecommunications, Ltd.                                 1,178,000    $     1,513,742
   Smrt Corporation, Ltd.                                                59,000             22,684
*# St Assembly Test Services, Ltd.                                       38,000             32,922
   United Overseas Bank, Ltd.                                            76,000            580,046
   United Overseas Land, Ltd.                                            22,000             29,269
   Venture Manufacturing
     (Singapore), Ltd.                                                   10,000            106,490
   Wing Tai Holdings, Ltd.                                               22,166             11,098
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $6,124,378)                                                                     5,225,178
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $148,956)                                                                       149,994
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * City Developments, Ltd. Warrants
     (Cost $0)                                                            3,200              5,080
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $6,273,334)                                                                     5,380,252
                                                                                   ---------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
   Allied Irish Banks P.L.C.                                             68,071            964,365
   Anglo Irish Bank Corp. P.L.C.                                         24,997            395,909
   Bank of Ireland P.L.C.                                                72,629            859,837
   CRH P.L.C.                                                            39,532            839,639
   DCC P.L.C.                                                             4,814             78,338
 * Elan Corp. P.L.C.                                                     28,990            684,614
   Fyffes P.L.C.                                                         17,987             35,203
 * Grafton Group P.L.C.                                                  15,596            112,207
   Greencore Group P.L.C.                                                13,520             51,156
   IAWS Group P.L.C.                                                      8,593             96,712
   Independent News & Media P.L.C.                                       66,416            157,114
   Irish Permanent P.L.C.                                                18,325            275,706
   Kerry Group P.L.C.                                                    17,981            371,082
 * Ryanair Holdings P.L.C.                                               32,702            173,280
   Waterford Wedgwood P.L.C.                                             57,541             13,785
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $4,533,816)                                                                     5,108,947
                                                                                   ---------------
EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 * Euro Currency
     (Cost $4,593,583)                                                                   4,624,056
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                        755             12,055
   Den Norske Bank ASA Series A                                          46,600            295,667
 * Merkantildata ASA                                                      6,800              5,109
   Nera ASA                                                               6,300             16,717
   Norsk Hydro ASA                                                       16,900          1,048,742
   Norske Skogindustrier ASA Series A                                     5,000             83,355
 * Opticom ASA                                                              600              5,867
   Orkla ASA Series A                                                    11,471            291,205
   Schibsted ASA                                                          2,700             47,443
   Smedvig ASA Series A                                                   3,800             35,706
   Statoil Den Norske Stats
     Oljeselskap ASA                                                     52,301            654,843
   Storebrand ASA                                                        14,500             97,394
   Tandberg ASA Series A                                                  5,600             56,397
   Telenor ASA                                                           71,341    $       512,476
   Tomra Systems ASA                                                      9,200             37,039
 * Yara International ASA                                                16,900            125,403
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $2,600,205)                                                                     3,325,418
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $196,132)                                                                       197,907
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $2,796,337)                                                                     3,523,325
                                                                                   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                     10,164            265,914
   Athens Water Supply & Sewage Co.
     S.A.                                                                 4,100             28,272
   Attica Enterprises S.A. Holdings                                       3,130             12,633
   Bank of Piraeus S.A.                                                   6,510             75,842
   Commercial Bank of Greece                                              3,700             97,957
 * Cosmote Mobile Telecommunications
     S.A.                                                                 9,750            162,962
   EFG Eurobank Ergasias S.A.                                            17,470            388,853
   Hellenic Bottling Co. S.A.                                            13,170            328,899
   Hellenic Duty Free Shops S.A.                                          2,000             36,733
   Hellenic Petroleum S.A.                                               13,100            100,125
   Hellenic Technodomiki S.A.                                             3,900             19,454
   Hellenic Tellecommunication
     Organization Co. S.A.                                               32,460            426,517
   Intracom S.A.                                                          3,310             16,652
 * Mailis (M.J.) S.A.                                                     2,800              9,530
   National Bank of Greece                                               13,285            400,093
   Public Power Corp. of Greece                                          13,790            344,431
   Titan Cement Co.                                                       1,140             49,824
   Viohalco S.A.                                                          2,800             17,732
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $2,300,943)                                                                     2,782,423
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                         172,715            400,276
   Banco Espirito Santo e Comercial
     de Lisboa                                                           17,995            296,298
   BPI SGPS SA                                                           44,098            160,901
   Brisa Auto Estradas de
     Portugal SA                                                         24,268            168,200
   Cimpor Cimentos de Portugal SA                                        34,848            182,831
   Electricidade de Portugal SA                                         144,658            392,082
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                      5,600             66,095
   Portugal Telecom SA                                                   62,730            642,692
   PT Multimedia Servicos de
     Telecomunicacoes e Multimedia
     SGPS SA                                                              5,286            110,918
   Sonae SGPS SA                                                        108,923            113,125
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $2,631,882)                                                                     2,533,418
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                       480    $        36,603
   BWT AG                                                                   880             21,533
   Erste Bank der Oesterreichischen
     Sparkassen AG                                                        2,731            422,201
   EVN AG                                                                   674             35,492
   Flughafen Wien AG                                                        579             32,223
 * Immofinanz Immobilien Anlagen AG                                       8,273             65,386
   Mayr-Melnhof Karton AG                                                   472             56,661
   Oesterreichische
     Elektrizitaetswirtschafts AG                                           810            134,482
   OMV AG                                                                 1,728            303,035
 * RHI AG, Wien                                                             778             16,158
 * Telekom Austria AG                                                    20,547            286,633
 * VA Technologie AG                                                        805             42,959
   Voestalpine AG                                                         1,479             65,995
   Wienerberger AG                                                        4,007            135,793
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,160,576)                                                                     1,655,154
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Wienerberger AG Rights 06/02/04
     (Cost $0)                                                            4,007                  0
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $1,160,576)                                                                     1,655,154
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  18,875             79,616
   Carter Holt Harvey, Ltd.                                             128,700            158,483
   Contact Energy, Ltd.                                                  29,322            103,787
   Fisher & Paykel Apppliances
     Holdings, Ltd.                                                      14,080             40,461
   Fisher & Paykel Healthcare Corp.                                       6,279             49,973
   Fletcher Building, Ltd.                                               28,054             77,841
   Independent Newspapers, Ltd.
     (Auckland)                                                          21,417             65,514
   Sky City Entertainment Group, Ltd.                                    28,614             85,272
 * Sky Network Television, Ltd.                                          17,139             57,470
   Telecom Corporation of
     New Zealand, Ltd.                                                  133,816            465,524
 * Tower, Ltd.                                                           25,408    $        25,402
   Warehouse Group, Ltd.                                                 14,200             38,332
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $887,116)                                                                       1,247,675
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $37,056)                                                                         37,470
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $924,172)                                                                       1,285,145
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (16.1%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $14,225,000 FMC
    Discount Notes 1.13%, 08/12/04,
    valued at $14,189,438) to be
    repurchased at $13,980,382
    (Cost $13,979,000)                                          $        13,979         13,979,000
  Repurchase Agreement, Mizuho
    Securities USA 1.00%, 06/01/04
    (Collateralized by $122,482,000
    U.S. Treasury Obligations 2.625%,
    05/15/08, valued at $119,112,191)
    to be repurchased at $116,789,323
    (Cost $116,776,348)^                                                116,776        116,776,348
                                                                                   ---------------
TOTAL TEMPORARY
   CASH INVESTMENTS
   (Cost $130,755,348)                                                                 130,755,348
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $772,953,663)++                                                           $   810,199,962
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $773,766,551.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company ( 28.8%)
    (Cost $302,076,516)                                                            $   360,551,570
Investment in The Pacific Rim Small Company Series of The DFA
  Investment Trust Company (11.9%)
    (Cost $140,211,863)                                                                148,323,646
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company ( 19.6%)
    (Cost $189,612,216)                                                                244,959,828
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company ( 39.6%)
    (Cost $353,043,610)                                                                495,445,736
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
    (Collateralized by $1,658,000 FHLB Notes 3.375%, 06/15/04,
    valued at $1,684,943) to be repurchased at $1,660,164
    (Cost $1,660,000)                                                                    1,660,000
                                                                                   ---------------
    Total Investments (100%) (Cost $986,604,205)++                                 $ 1,250,940,780
                                                                                   ===============

----------
++The cost for federal income tax purposes is $986,982,270.

                        JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company                                                         $    49,015,090
                                                                                   ---------------
    Total Investments (100%) (Cost $169,712,581)++                                 $    49,015,090
                                                                                   ===============

----------
++The cost for federal income tax purposes is $172,462,169.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                       PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Pacific Rim Small Company Series of The DFA
  Investment Trust Company                                                         $    25,087,107
                                                                                   ---------------
    Total Investments (100%) (Cost $56,690,208))++                                 $    25,087,107
                                                                                   ===============

----------
++The cost for federal income tax purposes is $56,737,710.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company                                                         $    13,584,500
                                                                                   ---------------
    Total Investments (100%) (Cost $7,989,926)++                                   $    13,584,500
                                                                                   ===============

----------
++The cost for federal income tax purposes is $7,996,750.

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004

                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company                                                         $    26,226,166
                                                                                   ---------------
    Total Investments (100%) (Cost $16,053,272)++                                  $    26,226,166
                                                                                   ===============

----------
++The cost for federal income tax purposes is $16,053,433.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (23.1%)
COMMON STOCKS -- (23.1%)
 * A&A Material Corp.                                                   168,000    $       153,478
   ABILIT Corp.                                                          44,400            226,468
 # Achilles Corp.                                                       422,000            760,038
   ADVANEX, Inc.                                                         38,000            199,657
   Agro-Kanesho Co., Ltd.                                                 7,000             40,398
   Ahresty Corp.                                                         17,000            137,404
   Aichi Bank, Ltd.                                                      30,800          1,941,052
   Aichi Corp.                                                           63,200            303,264
*# Aichi Machine Industry Co., Ltd.                                     271,000            822,207
   Aida Engineering, Ltd.                                               209,000            936,118
   Aigan Co., Ltd.                                                       55,700            354,975
   Airport Facilities Co., Ltd.                                         164,000            738,867
 * Akai Electric Co., Ltd.                                              490,000              4,433
   Akita Bank, Ltd.                                                     379,000          1,491,407
   Allied Material Corp.                                                 67,600            995,575
 # Aloka Co., Ltd.                                                       85,000            675,407
   Alpha Systems Inc.                                                    16,000            239,957
   Altech Co., Ltd.                                                      28,800            132,225
   Amada Co., Ltd.                                                      178,079          1,012,948
 # Ando Corp.                                                           256,000            497,819
   Anest Iwata Corp.                                                     63,000            141,560
   Anritsu Corp.                                                        113,000            707,701
   Aoi Advertising Promotion, Inc.                                       11,500             76,046
   AOI Electronics Co., Ltd.                                             10,600            201,084
   Aoki International Co., Ltd.                                         136,200          1,801,765
 * Apic Yamada Corp.                                                     20,000             74,257
   Arakawa Chemical Industries, Ltd.                                     47,300            617,058
 # Araya Industrial Co., Ltd.                                           156,000            235,723
 * Argo 21 Corp.                                                         34,600            229,421
 # Aronkasei Co., Ltd.                                                   89,000            334,686
 # Asahi Kogyosha Co., Ltd.                                              92,000            262,978
   Asahi Organic Chemicals Industry
     Co., Ltd.                                                          297,000            834,213
*# Asahi Tec Corp.                                                      151,000            243,521
 * Asahi Techno Glass Corp.                                              57,000            396,324
 # Asanuma Corp.                                                        254,000            420,809
 # Ashimori Industry Co., Ltd.                                          160,000            318,095
   Asia Air Survey Co., Ltd.                                             26,000             70,622
   Asia Securities Printing Co., Ltd.                                    43,000            383,838
   Asics Corp.                                                          384,000          1,049,445
 # Atsugi Co., Ltd.                                                     624,000            683,326
   Aucnet, Inc.                                                          12,500            180,871
   Autobacs Seven Co., Ltd.                                              80,400          2,270,010
*# Azel Corp., Tokyo                                                    152,000            162,139
   Bank of Iwate, Ltd.                                                   50,000          2,214,377
   Bank of Okinawa, Ltd.                                                 59,400          1,282,773
   Bank of Saga, Ltd.                                                   215,000            786,556
 # Best Denki Co., Ltd.                                                 319,000          1,436,626
   Bull Dog Sauce Co., Ltd.                                              12,000            129,220
   Bunka Shutter Co., Ltd.                                              129,000            621,849
   Cabin Co., Ltd.                                                      119,000            304,872
   Canon Finetech, Inc.                                                  15,280            229,897
   Central Finance Co., Ltd.                                            267,000            956,354
 # Chiyoda Co., Ltd.                                                     83,000          1,289,573
   Chodai Co. Ltd.                                                       12,000    $        38,129
   Chofu Seisakusho Co., Ltd.                                            95,200          1,748,518
   Chudenko Corp.                                                       179,460          3,088,077
   Chuetsu Pulp and Paper Co., Ltd.                                     349,000            891,184
*# Chugai Mining Co., Ltd.                                              395,800            285,730
   Chugokukogyo Co., Ltd.                                                22,000             72,492
   Chuo Denki Kogyo co., Ltd.                                            53,000            268,957
   Chuo Gyorui Co., Ltd.                                                114,000            193,798
   Chuo Spring Co., Ltd., Nagoya                                        181,000            688,999
   Chuo Woollen Mills, Ltd.                                              30,000             38,763
   Cleanup Corp.                                                         74,000            795,819
   CMK Corp.                                                            109,000          1,507,474
   Coca Cola Central Japan Co., Ltd.                                        208          1,473,974
   Comsys Holdings Corp.                                                187,000          1,387,378
 # Corona Corp.                                                          45,100            640,414
   Credia Co., Ltd.                                                      25,700            376,184
   CTI Engineering Co., Ltd.                                             35,800            199,016
   Daibiru Corp.                                                        118,000            719,087
   Dai-Dan Co., Ltd.                                                    128,000            596,782
   Daido Kogyo Co., Ltd.                                                 42,000             75,730
   Daido Steel Co., Ltd.                                              1,150,000          2,759,310
 # Daidoh, Ltd.                                                          91,000            740,479
   Daihen Corp.                                                         264,000            553,879
   Daiho Corp.                                                          201,000            441,507
   Dai-Ichi Jitsugyo Co., Ltd.                                           70,000            191,737
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      65,000            176,826
   Daiko Clearing Services Corp.                                         21,000            114,401
   Daiko Denshi Tsushin, Ltd.                                            14,000             35,600
*# Daikyo, Inc.                                                         468,000          1,041,925
 # Daimei Telecom Engineering Corp.                                     123,000            711,363
   Dainichi Co., Ltd.                                                    57,100            252,089
 * Daisue Construction Co., Ltd.                                         12,500             14,241
   Daito Seiki Co., Ltd.                                                  8,000             22,469
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    31,000             30,755
 # Daiwa Industries, Ltd.                                               155,000            483,920
   Daiwa Kosho Lease Co., Ltd.                                          359,000          1,750,811
 # Daiwabo Co., Ltd.                                                    409,000            500,130
   Daiwabo Information System Co., Ltd.                                  43,000            498,183
 # Danto Corp.                                                           79,000            308,894
   DC Co., Ltd.                                                          83,000            172,396
 # Denki Kogyo Co., Ltd.                                                135,000            507,465
   Denyo Co., Ltd.                                                       80,000            472,927
 * Descente, Ltd.                                                       240,000            698,821
 * Dia Kensetsu Co., Ltd.                                               117,000            154,050
 # Diamond Computer Service Co., Ltd.                                    58,200            537,771
 * Dijet Industrial Co., Ltd.                                            53,000             85,937
   DMW Corp.                                                              1,600             42,859
 * Dynic Corp.                                                           62,000            167,629
 * Eco-Tech Construction Co., Ltd.                                      231,000              2,090
   Edion Corp.                                                          169,075          1,824,508
   Edosawa Co., Ltd.                                                      6,000             34,050
 # Eighteenth Bank, Ltd.                                                481,000          2,107,709
   Eikoh, Inc.                                                           27,000            179,997
   Exedy Corp.                                                           63,000            969,290
 * First Baking Co., Ltd.                                               144,000            237,145

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Foster Electric Co., Ltd.                                             60,000    $       436,548
 # France Bed Holdings Co., Ltd.                                        159,000            645,926
 * Fudo Construction Co., Ltd.                                           38,200            189,885
 * Fuji Electric Construction Co., Ltd.                                  40,000             58,174
   Fuji Kiko Co., Ltd.                                                   57,000            162,483
   Fujicco Co., Ltd.                                                     73,000            851,969
   Fujikura Rubber, Ltd.                                                 30,000            158,692
*# Fujitsu Access, Ltd.                                                  80,300            449,689
 # Fujitsu Business Systems, Ltd.                                        79,400          1,060,487
   Fujitsu Fronttec, Ltd.                                                37,000            376,439
   Fukuda Corp.                                                         134,000            592,711
 * Furukawa Co., Ltd.                                                   627,000            650,268
   Fuso Dentsu Co., Ltd.                                                 17,000             66,213
 # Fuso Lexel Inc.                                                       22,000            175,015
   Futaba Industrial Co., Ltd.                                          101,000          1,562,736
 # Gakken Co., Ltd.                                                     317,000            530,401
 * Generas Corp.                                                        121,000              1,095
   Global-Dining, Inc.                                                   14,100             92,129
 # Godo Steel, Ltd.                                                     481,000          1,488,629
 * Goldwin, Inc.                                                        145,000            229,934
*# Graphtec Corp.                                                        72,000            115,588
   Gro-BeLS Co., Ltd.                                                   177,000            240,774
 * GSI Creoss Corp.                                                      32,000             61,865
 # Gun-Ei Chemical Industry Co., Ltd.                                   285,000            807,684
   Gunze, Ltd.                                                           80,000            381,694
   Haltec Corp.                                                          37,000             58,423
   Happinet Corp.                                                        30,400            352,000
 # Harima Chemicals, Inc.                                                65,000            443,206
 # Haruyama Trading Co., Ltd.                                            38,300            465,040
 # Heiwado Co., Ltd.                                                     92,000          1,182,572
   Hibiya Engineering, Ltd.                                             120,000            922,414
   Himaraya Co., Ltd.                                                    15,000             51,519
 # Hisaka Works, Ltd.                                                    88,000            638,477
   Hitachi Cable, Ltd.                                                  275,000          1,235,480
   Hitachi Kiden Kogyo, Ltd.                                             39,000            152,187
 # Hitachi Koki Co., Ltd.                                               265,000          1,481,028
   Hitachi Kokusai Electric, Inc.                                       216,000          1,497,475
   Hitachi Medical Corp.                                                 85,000          1,082,149
   Hitachi Metals Techno, Ltd.                                           15,000             38,708
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                             351,000          1,354,827
   Hitachi Transport System, Ltd.                                       335,000          2,544,107
 * Hitachi Zosen Corp.                                                  441,000            698,138
   Hochiki Corp.                                                         38,000            175,210
 * Hodogaya Chemical Co., Ltd.                                           93,000            306,618
 # Hokkai Can Co., Ltd., Tokyo                                          200,000            474,195
 * Hokkaido Bank, Ltd.                                                  510,000            865,798
   Hokkaido Coca Cola Bottling Co., Ltd.                                 24,000            143,152
   Hokko Chemical Industry Co., Ltd.                                     64,000            212,161
 # Hokuriku Electrical Construction Co.,
     Ltd.                                                                64,000            174,791
 * Hokushin Co., Ltd.                                                    42,300             64,223
   Horiba, Ltd.                                                           8,000            111,943
   Horipro, Inc.                                                         37,200            293,231
 * Howa Machinery, Ltd.                                                 139,000            152,248
 # Ichikawa Co., Ltd.                                                    81,000            243,824
   Ichiken Co., Ltd.                                                     69,000             82,948
 # Ichikoh Industries, Ltd.                                             133,000            319,164
   Ichiyoshi Securities Co., Ltd.                                       108,000            770,313
   Idec Izumi Corp.                                                     108,000            992,646
 # Ihara Chemical Industry Co., Ltd.                                    137,000            307,715
 * Ikegami Tsushinki Co., Ltd.                                          129,000    $       251,655
   i-Logistics Corp.                                                    101,000            164,368
 * Impress Corp.                                                            211            247,750
   Inaba Denki Sangyo Co., Ltd.                                          55,000          1,118,264
   Inabata and Co., Ltd., Osaka                                         155,000          1,103,001
   Ines Corp.                                                            50,700            498,799
   I-Net Corp.                                                           29,500            108,690
 # Inui Steamship Co., Ltd.                                              32,000            106,118
   ISE Chemicals Corp.                                                   67,000            229,901
   Iseki & Co., Ltd.                                                    405,000          1,006,064
   Ishikawajima Construction Materials
     Co., Ltd.                                                           36,000             96,112
   Ishikawajima Transport Machinery
     Co., Ltd.                                                           61,000            154,877
 # Ishizuka Glass Co., Ltd.                                              90,000            184,614
   Itochu Enex Co., Ltd.                                                289,000          1,466,887
   Itoham Foods, Inc.                                                   557,000          2,497,341
 # Itoki Crebio Corp.                                                   105,000            277,456
   Iwaki & Co., Ltd.                                                     54,000            136,752
   Iwasaki Electric Co., Ltd.                                            88,000            311,605
 * Iwatsu Electric Co., Ltd.                                             50,000            107,622
 # Izumiya Co., Ltd.                                                    240,000          1,548,997
 # Jac Holdings Co., Ltd.                                                32,200            129,295
 # Jaccs Co., Ltd.                                                      311,000          1,810,354
   Jamco Corp.                                                           17,000             67,885
 * Janome Sewing Machine Co., Ltd.                                      209,000            306,560
   Japan Airport Terminal Co., Ltd.                                     174,000          1,561,920
 * Japan Bridge Corp.                                                    31,000             30,260
   Japan Digital Laboratory Co., Ltd.                                    73,300            793,914
 # Japan Foundation Engineering Co.,
     Ltd.                                                                77,300            351,730
   Japan Maintenance Co., Ltd.                                           52,300            417,330
   Japan Oil Transportation Co., Ltd.                                    99,000            220,001
 * Japan Radio Co., Ltd.                                                200,000            860,571
   Japan Steel Tower Co., Ltd.                                           29,000             55,136
   Japan Steel Works, Ltd.                                              594,000            848,963
   Japan Storage Battery Co., Ltd.                                      181,000            406,134
 # Japan Transcity Corp.                                                190,000            471,831
 # Japan Vilene Co., Ltd.                                               162,000            522,135
   Japan Wool Textile Co., Ltd.                                         191,000            949,448
   Jeans Mate Corp.                                                       5,590             65,693
*# Jidosha Denki Kogyo Co., Ltd.                                         81,000            137,762
 # JMS Co., Ltd.                                                        108,000            324,822
   Joban Kosan Co., Ltd.                                                105,000            160,576
 # J-Oil Mills, Inc.                                                    502,000          1,445,190
   Joint Corp.                                                           18,500            319,977
 # Joshin Denki Co., Ltd.                                               167,000            601,361
   Jsp Corp.                                                             37,000            395,178
   Juel Verite Ohkubo Co., Ltd.                                          24,000             62,245
*# Jujiya Co., Ltd.                                                     265,000            248,977
   Juntendo Co., Ltd.                                                    27,000             54,979
 # K.R.S. Corp.                                                           7,000            128,492
   Kadokawa Holdings, Inc.                                               24,000            766,609
 # Kagawa Bank, Ltd.                                                    219,000          1,137,203
   Kagoshima Bank, Ltd.                                                 559,000          3,133,518
   Kahma Co., Ltd.                                                       68,100            830,664
   Kameda Seika Co., Ltd.                                                38,000            264,888
   Kamei Corp.                                                          112,000            704,194
   Kanaden Corp.                                                         80,000            392,882
   Kanamoto Co., Ltd.                                                    87,000            433,073
 # Kandenko Co., Ltd.                                                   519,000          2,749,253

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Kanto Natural Gas Development Co.,
     Ltd.                                                               152,000    $       851,674
   Kanto Tsukuba Bank, Ltd.                                              41,200            321,996
   Kasai Kogyo Co., Ltd.                                                118,000            320,705
 # Kasei (C.I.) Co., Ltd.                                               109,000            362,717
   Katakura Chikkarin Co., Ltd.                                          64,000            194,514
   Kato Sangyo Co., Ltd.                                                 66,000            864,790
 # Kato Works Co., Ltd.                                                 176,000            359,689
   Katsumura Construction Co., Ltd.                                      63,000             65,493
 # Kawada Industries, Inc.                                              157,000            401,350
 * Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            104,000            143,962
 * Kawasaki Kasei Chemicals, Ltd.                                        58,000             57,284
 # Kawashima Textile Manufacturers,
     Ltd.                                                               215,000            274,555
 # Kawasho Gecoss Corp.                                                 109,300            433,846
 # Kawasumi Laboratories, Inc.                                           49,000            330,203
   Keihin Co., Ltd.                                                     101,000            174,599
   Keiiyu Co., Ltd.                                                      26,900            265,322
   Keiyo Co., Ltd.                                                      178,400            847,828
   Kinki Coca-Cola Bottling Co., Ltd.                                   187,000          1,628,929
   Kinugawa Rubber Industrial Co., Ltd.                                  59,000            130,436
   Kioritz Corp.                                                        207,000            468,739
 # Kishu Paper Co., Ltd.                                                257,000            420,578
   Kitagawa Iron Works Co., Ltd.                                        123,000            209,624
 # Kita-Nippon Bank, Ltd.                                                 9,900            464,538
 # Kitano Construction Corp.                                            235,000            431,747
   Kitazawa Sangyo Co., Ltd.                                             44,500            100,212
 # Kitz Corp.                                                           238,000            905,739
   Koa Corp.                                                             38,100            335,023
   Kodensha Co., Ltd.                                                    25,000             70,121
   Koekisha Co., Ltd.                                                     1,200             27,286
   Koike Sanso Kogyo Co., Ltd.                                           72,000            128,172
   Koito Industries, Ltd.                                               110,000            462,453
 # Kojima Co., Ltd.                                                     116,700          1,383,550
 * Kokune Corp.                                                          99,000                896
*# Kokusai Kogyo Co., Ltd.                                              101,000            316,793
 # Komai Tekko, Inc.                                                    109,000            251,373
   Komatsu Electronics Metals Co., Ltd.                                  42,000            519,637
 # Komatsu Seiren Co., Ltd.                                             109,000            429,296
   Komatsu Wall Industry Co., Ltd.                                       21,200            355,105
   Komori Corp.                                                         153,000          2,254,437
   Konaka Co., Ltd.                                                      58,290            801,149
   Konishi Co., Ltd.                                                     60,300            508,265
   Kosaido Co., Ltd.                                                     64,200            556,905
   Kosei Securities Co., Ltd.                                           138,000            311,239
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              230,000            553,745
 # Kurabo Industries, Ltd.                                              740,000          1,259,081
 # Kuraya Sanseido, Inc.                                                 11,160            166,993
   Kurimoto, Ltd.                                                       401,000            800,110
   Kuroganeya Co., Ltd.                                                  23,000             90,672
   Kurosaki Harima Corp.                                                245,000            410,148
   Kyodo Printing Co., Ltd.                                             268,000            937,050
   Kyoei Sangyo Co., Ltd.                                                65,000            222,238
   Kyokuto Boeki Kaisha, Ltd.                                            73,000            187,861
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      84,600            988,733
 # Kyosan Electric Manufacturing Co.,
     Ltd.                                                               107,000            359,589
   Kyowa Exeo Corp.                                                     139,000            912,412
 # Kyowa Leather Cloth Co., Ltd.                                         73,400            451,831
   Kyudenko Corp.                                                       249,000    $     1,148,581
   Kyushu-Shinwa Holdings, Inc.                                         618,000          1,310,083
 # Laox Co., Ltd.                                                        73,000            178,372
 * Lonseal Corp.                                                         94,000             76,580
 * Look, Inc.                                                            87,000            361,253
   Maeda Corp.                                                          555,000          2,367,793
   Maeda Road Construction Co., Ltd.                                    300,000          2,078,066
 # Maezawa Industries, Inc.                                              56,700            282,634
 # Maezawa Kaisei Industries Co., Ltd.                                   39,800            640,396
   Maezawa Kyuso Industries Co., Ltd.                                    40,000            390,836
 * Magara Construction Co., Ltd.                                         76,000             75,392
   Makino Milling Machine Co., Ltd.                                     136,000            841,596
   Marubeni Construction Material
     Lease Co., Ltd.                                                     30,000             50,289
   Marubeni Infotec Corp.                                                14,000             48,906
   Marubun Corp.                                                         84,100            638,779
 # Marudai Food Co., Ltd.                                               397,000            736,577
 * Maruei Department Store Co., Ltd.                                    114,000            250,967
 # Marusan Securities Co., Ltd.                                         146,000            869,929
   Maruwa Co., Ltd.                                                      33,100            550,591
   Maruwn Corp.                                                          76,000            202,406
   Maruyama Manufacturing Co., Inc.                                      98,000            143,490
   Maruzen Co., Ltd. - General
     Commercial Kitchen Appliances &
     Equipment                                                           20,000            115,827
   Maruzen Showa Unyu Co., Ltd.                                         294,000            845,113
 # Maspro Denkoh Corp.                                                   61,000            635,049
 # Matsui Construction Co., Ltd.                                         69,000            215,840
*# Matsuo Bridge Co., Ltd.                                               72,000            176,073
   Matsuzakaya Co., Ltd.                                                268,000          1,167,897
   Meidensha Corp.                                                      182,795            375,935
*# Meiji Machine Co., Ltd.                                              126,000            120,667
 # Meiwa Estate Co., Ltd.                                                78,000            826,068
   Meiwa Industry Co., Ltd.                                              35,000            101,164
   Mercian Corp.                                                        384,000            939,368
   Mikuni Coca-Cola Bottling Co., Ltd.                                   99,000            868,319
*# Misawa Homes Holdings, Inc.                                          120,000            335,732
 # Mito Securities Co., Ltd.                                            158,000            522,373
   Mitsuba Corp.                                                        114,000            647,683
*# Mitsubishi Cable Industries, Ltd.                                    582,000            694,880
   Mitsubishi Gas Chemical Co., Inc.                                    180,000            676,841
 # Mitsubishi Paper Mills, Ltd.                                         669,000          1,006,725
   Mitsubishi Pencil Co., Ltd.                                           45,000            345,823
   Mitsubishi Shindoh Co., Ltd.                                          53,000            115,108
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               209,000            282,091
   Mitsuboshi Belting, Ltd.                                             111,000            413,000
 # Mitsui Home Co., Ltd.                                                104,000            556,905
*# Mitsui Mining Co., Ltd.                                              156,000            182,076
 # Mitsui Sugar Co., Ltd.                                               241,000            553,630
   Mitsui-Soko Co., Ltd.                                                294,000            884,421
   Mitsumura Printing Co., Ltd.                                          29,000            198,186
   Miyaji Engineering Group                                             149,175            256,442
 # Miyazaki Bank, Ltd.                                                  422,260          1,580,444
   Miyuki Keori Co., Ltd.                                                90,000            303,478
   Mizuno Corp.                                                         287,000          1,339,184
 * Momiji Holdings, Inc.                                                    156            334,439
   Mori Seiki Co., Ltd.                                                 210,000          1,753,928
 # Morita Corp.                                                         130,000            501,154
 # Morozoff, Ltd., Osaka                                                 91,000            167,995
   Mory Industries, Inc.                                                120,000            304,787

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Mos Food Services, Inc.                                               80,000    $       947,477
 # MR Max Corp.                                                         118,800            395,222
   Mutow Co., Ltd.                                                       68,000            334,608
   Myojo Foods Co., Ltd.                                                 92,000            520,621
   Nabtesco Corp.                                                        98,200            507,326
   Nagano Bank, Ltd.                                                    144,000            454,082
 * Nagano Japan Radio Co., Ltd.                                          20,000             33,362
   Nagase & Co., Ltd.                                                   284,000          2,362,345
*# Naigai Co., Ltd.                                                     207,000            195,049
 # Nakabayashi Co., Ltd.                                                184,000            291,108
 * Nakamichi Corp.                                                       96,000                869
   Nakamuraya Co., Ltd.                                                   4,000             11,845
 * Nakano Corp.                                                          78,500            189,067
 # Nakayama Steel Works, Ltd.                                           351,000          1,119,455
   Nakayo Telecommunications, Inc.                                       46,000            189,229
   Nanto Bank, Ltd.                                                     225,000          1,027,792
   NEC System Integration &
     Construction, Ltd.                                                  93,000            808,827
   Neturen Co., Ltd., Tokyo                                             124,000            644,239
 # Nichia Steel Works, Ltd.                                             120,200            377,412
   Nichiban Co., Ltd.                                                   124,000            345,512
 # Nichimo Co., Ltd.                                                     94,000            189,541
*# Nichimo Corp.                                                        182,000            180,658
 # Nichireki Co., Ltd.                                                   92,000            319,624
   Nihon Dempa Kogyo Co., Ltd.                                           42,600            930,007
   Nihon Kagaku Sangyo Co., Ltd.                                         72,000            314,766
   Nihon Kohden Corp.                                                    82,000            948,743
 # Nihon Matai Co., Ltd.                                                 92,000            169,941
 # Nihon Nohyaku Co., Ltd.                                              210,000            389,623
   Nihon Parkerizing Co., Ltd.                                          165,000          1,059,878
   Nihon Shokuh Kako Co., Ltd.                                           61,000            129,700
   Nihon Tokushu Toryo Co., Ltd.                                         60,000            347,965
 # Nikko Co., Ltd., Akashi                                              118,000            370,450
   Nikko Travel Co., Ltd.                                                 6,300             43,695
 * Nippei Toyama Corp.                                                   96,000            190,319
   Nippo Corp.                                                          358,000          1,960,119
 # Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                          459,000            788,899
   Nippon Broadcasting System, Inc.                                      59,600          2,912,966
   Nippon Carbon Co., Ltd.                                              172,000            259,637
   Nippon Chemical Industrial Co., Ltd.                                 104,000            361,284
 # Nippon Chemi-Con Corp.                                               131,000            679,310
   Nippon Chutetsukan KK                                                 67,000            124,935
   Nippon Concrete Industries Co., Ltd.                                 135,000            206,832
 * Nippon Conlux Co., Ltd.                                               15,000             94,323
 * Nippon Conveyor Co., Ltd.                                             95,000             90,376
   Nippon Densetsu Kogyo Co., Ltd.                                      196,000            784,445
 # Nippon Denwa Shisetu Co., Ltd.                                       142,000            466,114
   Nippon Felt Co., Ltd.                                                 55,000            191,137
 # Nippon Fine Chemical Co., Ltd.                                        68,000            263,849
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                                           35,000             57,246
   Nippon Hume Corp.                                                     73,000            165,062
*# Nippon Kinzoku Co., Ltd.                                              57,000             95,571
 # Nippon Koei Co., Ltd., Tokyo                                         259,000            569,105
   Nippon Konpo Unyu Soko Co., Ltd.                                     196,000          1,767,374
*# Nippon Koshuha Steel Co., Ltd.                                       204,000            252,808
   Nippon Light Metal Co., Ltd.                                         175,000            414,245
*# Nippon Metal Industry Co., Ltd.                                      290,000            409,941
   Nippon Pigment Co., Ltd.                                              35,000             94,647
   Nippon Piston Ring Co., Ltd.                                         151,000            247,815
 # Nippon Road Co., Ltd.                                                292,000    $       514,762
   Nippon Seiki Co., Ltd.                                                63,000            515,469
   Nippon Seisen Co., Ltd.                                               60,000            235,841
 # Nippon Sharyo, Ltd.                                                  316,000            801,596
   Nippon Shinpan Co., Ltd.                                             591,000          2,016,881
   Nippon Shinyaku Co., Ltd.                                            203,000          1,148,141
   Nippon Signal Co., Ltd.                                               69,000            369,877
 # Nippon Soda Co., Ltd.                                                427,000          1,113,149
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          295,000            632,944
   Nippon Tungsten Co., Ltd.                                             53,000            119,728
   Nippon Valqua Industries, Ltd.                                       153,000            345,752
*# Nippon Yakin Kogyo Co., Ltd.                                         180,500            564,585
   Nishimatsu Construction Co., Ltd.                                    387,000          1,314,211
   Nishishiba Electric Co., Ltd.                                         38,000             61,971
   Nissei Plastic Industrial Co., Ltd.                                   66,000            440,651
 * Nisseki House Industry Co., Ltd.                                     180,000              1,629
   Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                               168,000            557,577
   Nisshin Steel Co., Ltd.                                            2,041,000          4,116,363
   Nisshinbo Industries, Inc.                                           227,000          1,504,337
   Nissho Electronics Corp.                                              85,600            671,046
 * Nissho Iwai-Nichmen Holdings Corp.                                   247,200          1,316,581
 # Nissin Corp.                                                         159,000            343,034
*# Nissin Electric Co., Ltd.                                            223,000            792,399
   Nissin Sugar Manufacturing Co., Ltd.                                 180,000            324,837
   Nissui Pharmaceutical Co., Ltd.                                       25,000            146,645
   Nittan Co., Ltd.                                                      18,000             49,074
   Nittan Valve Co., Ltd.                                                70,000            277,864
 # Nittetsu Mining Co., Ltd.                                            250,000            911,995
 # Nittetsu Steel Sheet Corp.                                           167,000            370,471
 # Nitto Boseki Co., Ltd.                                               743,000          1,554,268
   Nitto Electric Works, Ltd.                                             8,000             65,852
   Nitto Flour Milling Co., Ltd.                                         86,000            194,761
   Nitto Seiko Co., Ltd.                                                 54,000            107,787
   Noda Corp.                                                            24,000            145,202
 # Nohmi Bosai, Ltd.                                                     86,000            460,402
   Nomura Co., Ltd.                                                      70,000            397,537
 # Noritz Corp.                                                          73,000          1,136,919
 # Obayashi Road Corp.                                                  117,000            216,225
 * Ohki Corp.                                                           128,000              1,158
 # Oita Bank, Ltd.                                                      433,000          2,113,172
   Okabe Co., Ltd.                                                       68,000            218,320
   Oki Electric Cable Co., Ltd.                                          67,000            124,433
*# OKK Corp.                                                            149,000            232,021
 * Okuma and Howa Machinery, Ltd.                                       125,000            217,296
 * Okuma Corp.                                                          176,000            630,088
   Okumura Corp.                                                        479,000          2,353,419
   Okura Industrial Co., Ltd.                                           164,000          1,021,155
   O-M, Ltd.                                                             36,000             55,299
 * Omikenshi Co., Ltd.                                                  181,000            159,936
   Ono Sokki Co., Ltd.                                                   37,000            262,958
 # Oriental Construction Co., Ltd.                                       83,800            397,036
   Origin Electric Co., Ltd.                                             32,000            162,336
   Original Engineering Consultants Co.,
     Ltd.                                                                15,500             80,151
   Osaka Securities Finance Co., Ltd.                                    85,000            249,078
 # Osaka Steel Co., Ltd.                                                126,800          1,414,228
   Oyo Corp.                                                             96,200            998,929
 # P.S. Mitsubishi Construction Co., Ltd.                                82,300            332,533
 # Pacific Industrial Co., Ltd.                                         146,000            594,055

                                                                         SHARES             VALUE+
                                                                         ------             ------
   PanaHome Corp.                                                       364,000    $     1,957,627
 # Parco Co., Ltd.                                                      121,000            719,186
 * Penta-Ocean Construction Co., Ltd.                                   741,000          1,273,850
   Pentax Corp.                                                          58,000            281,781
   Piolax, Inc.                                                          38,000            686,703
   Pocket Card Co., Ltd.                                                 11,600            124,473
 # Pokka Corp.                                                          103,000            395,387
 * Press Kogyo Co., Ltd.                                                113,000            256,881
 # Raito Kogyo Co., Ltd.                                                173,400            760,533
   Rengo Co., Ltd.                                                      495,000          2,227,461
 * Renown D'urban Holdings, Inc.                                         83,960          1,129,595
   Rheon Automatic Machinery Co., Ltd.                                   70,000            214,049
 # Rhythm Watch Co., Ltd.                                               208,000            396,023
   Ricoh Elemex Corp.                                                    65,000            299,490
   Right On Co., Ltd.                                                    23,400            859,273
   Rikei Corp.                                                           22,000             52,787
   Riken Electric Wire Co., Ltd.                                         25,000             34,901
 # Riken Technos Corp.                                                  198,000            633,686
   Riken Vitamin Co., Ltd.                                               51,000            920,019
   Roland Corp.                                                          59,200            959,240
   Royal Co., Ltd.                                                       81,000          1,238,909
 # Ryoden Trading Co., Ltd.                                             136,000            793,873
   Ryosan Co., Ltd.                                                     103,000          2,163,438
 # Ryoyo Electro Corp.                                                   81,100          1,041,904
 # S Foods, Inc.                                                         29,000            186,441
 # Sagami Co., Ltd.                                                     111,000            389,697
   Sakai Heavy Industries, Ltd.                                         112,000            288,699
 * Sakai Ovex Co., Ltd.                                                  88,000            167,311
 # Sakata Seed Corp.                                                    134,700          1,694,723
 * Sakurada Co., Ltd.                                                    36,000             48,646
   Sala Corp.                                                            76,000            330,437
   San In Godo Bank, Ltd.                                               347,000          2,726,587
 # San-Ai Oil Co., Ltd.                                                 234,000            832,657
 # Sanix, Inc.                                                           79,700            523,438
 # Sankei Building Co., Ltd.                                            146,000            793,632
   Sanki Engineering Co., Ltd.                                          232,000          1,479,570
   Sanko Co., Ltd.                                                       19,000            120,696
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               85,000            179,392
 * Sankyo Seiki Manufacturing Co., Ltd.                                  29,000            270,466
   Sankyo Seiko Co., Ltd.                                               104,000            414,127
   Sankyo-Tateyama Holdings, Inc.                                       130,000            415,200
 # Sanoh Industrial Co., Ltd.                                           110,000            586,775
   Sanritsu Corp.                                                         6,000             43,281
 # Sanshin Electronics Co., Ltd.                                        108,000            758,118
*# Sansui Electric Co., Ltd.                                            297,000             94,359
   Sanwa Shutter Corp.                                                   59,000            302,636
   Sanyo Denki Co., Ltd.                                                189,000            714,996
   Sanyo Engineering & Construction,
     Inc.                                                                31,000            134,874
   Sanyo Shinpan Finance Co., Ltd.                                       19,500          1,069,964
 # Sanyo Special Steel Co., Ltd.                                        501,000            775,705
 * Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              301,000            313,297
*# Sata Construction Co., Ltd., Gumma                                   106,000            101,700
 # Sato Shoji Corp.                                                      49,000            291,442
   Satori Electric Co., Ltd.                                             31,560            447,468
   Seika Corp.                                                           75,000            125,466
*# Seikitokyu Kogyo Co., Ltd.                                           153,000            168,984
 # Seiren Co., Ltd.                                                      85,000            559,672
 # Sekisui Jushi Co., Ltd.                                              141,000            746,209
 # Sekisui Plastics Co., Ltd.                                           305,000    $       850,552
   Sekonic Corp.                                                         30,000             61,190
 # Senko Co., Ltd.                                                      180,000            647,369
   Senshukai Co., Ltd.                                                   88,000            846,104
   SFCG Co., Ltd.                                                        17,020          2,985,345
   Shaddy Co., Ltd.                                                      20,800            243,434
   Shibusawa Warehouse Co., Ltd.                                        228,000            517,344
   Shibuya Kogyo Co., Ltd.                                               41,000            326,111
   Shiga Bank, Ltd.                                                     246,000          1,220,613
 * Shikibo, Ltd.                                                        317,000            384,337
 # Shikoku Coca-Cola Bottling Co., Ltd.                                  70,100            760,859
   Shimizu Bank, Ltd.                                                    10,300            486,745
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                63,920            344,101
   Shinagawa Refractories Co., Ltd.                                     126,000            276,954
*# Shindengen Electric Manufacturing
     Co., Ltd.                                                          243,000            839,282
 # Shinki Co., Ltd.                                                     135,000            789,781
 # Shinko Shoji Co., Ltd.                                                61,000            428,165
   Shinmaywa Industries, Ltd.                                           359,000          1,345,577
   Shiraishi Corp.                                                        5,000              8,186
   Shizuki Electric Co., Inc.                                            62,000            160,467
 # Sho-Bond Corp.                                                        86,000            502,524
   Shobunsha Publications, Inc.                                          51,900            644,974
   Shoei Foods Corp.                                                     42,000            203,854
   Showa Aircraft Industry Co., Ltd.                                     88,000            484,255
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                     470,000            586,146
 # Showa Highpolymer Co., Ltd.                                          163,000            445,128
   Showa Sangyo Co., Ltd.                                               146,000            333,097
   Sinanen Co., Ltd.                                                     90,000            391,165
 # Sintokogio, Ltd., Nagoya                                             169,000            780,495
 * Snow Brand Milk Products Co., Ltd.                                   353,500          1,157,900
   Snow Brand Seed Co., Ltd.                                             48,000            197,573
   SNT Corp.                                                             59,000            267,344
   Soda Nikka Co., Ltd.                                                  62,000            142,632
   Software Research Associates, Inc.                                    15,500            152,793
*# Sokkisha Co., Ltd.                                                    54,000            147,352
   Somar Corp.                                                           25,000             63,312
   Sonton Food Industry Co., Ltd.                                        36,000            316,401
   Sotoh Co., Ltd.                                                       26,000            367,445
 # Space Co., Ltd.                                                       31,440            288,559
 # SRL, Inc.                                                             80,000            855,251
 # Starzen Corp.                                                        122,000            234,682
 # Subaru Enterprise Co., Ltd.                                           67,000            204,887
 # Suminoe Textile Co., Ltd.                                            203,000            392,208
 # Sumitomo Densetsu Co., Ltd.                                           90,100            280,472
   Sumitomo Osaka Cement Co., Ltd.                                      845,000          2,043,869
 # Sumitomo Pipe & Tube Co., Ltd.                                        68,000            172,933
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                               159,000            475,474
   Sumitomo Seika Chemicals Co., Ltd.                                    10,000             26,540
   Sumitomo Special Metals Co., Ltd.                                     53,000            722,225
 # Sumitomo Warehouse Co., Ltd.                                         366,000          1,387,917
 # Sun Wave Corp.                                                       108,000            409,403
 # Sun Telephone Co., Ltd.                                               99,000            604,092
*# Suzutan Co., Ltd.                                                     11,200            107,535
 # SXL Corp.                                                            243,000            455,208
   Tabai Espec Corp.                                                     32,000            425,699
   Tachikawa Corp.                                                       52,500            294,262
   Tachi-S Co., Ltd.                                                     72,200            711,230

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Tadano, Ltd.                                                         281,000    $     1,013,546
   Taihei Dengyo Kaisha, Ltd.                                           128,000            488,821
*# Taihei Kogyo Co., Ltd.                                               151,000            226,565
*# Taiheiyo Kouhatsu, Inc.                                              128,000            128,892
   Taiho Kogyo Co., Ltd.                                                 74,700            618,910
   Taikisha, Ltd.                                                        60,000            823,912
 # Taisei Rotec Corp.                                                   237,000            388,166
   Taiyo Toyo Sanso Co., Ltd.                                           164,000            602,577
   Takada Kiko Co., Ltd.                                                 56,000            316,279
 # Takagi Securities Co., Ltd.                                          116,000            300,473
   Takano Co., Ltd.                                                      13,900            235,116
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                        117,000            158,923
*# Taka-Q Co., Ltd.                                                      96,000            170,744
 # Takara Standard Co., Ltd.                                            319,000          1,745,227
   Takasago Thermal Engineering Co.,
     Ltd.                                                               216,000          1,360,204
   Takashima & Co., Ltd.                                                 43,000             77,340
   Takigami Steel Construction Co., Ltd.                                 68,000            397,172
   Takiron Co., Ltd.                                                    199,000            767,195
   Takuma Co., Ltd.                                                     173,000          1,120,056
   Tamura Corp.                                                         123,000            679,669
 * Tamura Taiko Holdings, Inc.                                           70,000            248,270
   Tasaki Shinju Co., Ltd.                                              113,000            430,998
   Tatsuta Electric Wire & Cable
     Co., Ltd.                                                          219,000            376,939
 # Tayca Corp.                                                          128,000            411,466
*# Teac Corp.                                                           137,000            222,638
   Techno Ryowa, Ltd.                                                    42,300            218,334
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                59,000            501,728
 # Teikoku Tsushin Kogyo Co., Ltd.                                       63,000            224,375
 # Tekken Corp.                                                         338,000            527,558
 # Ten Allied Co., Ltd.                                                  47,200            174,432
   Tenma Corp.                                                           87,700          1,391,359
   Teraoka Seisakusho Co., Ltd.                                          26,000            262,611
   Tetra Co., Ltd., Tokyo                                                87,000            298,968
 # The Nisshin Oillio Group, Ltd.                                       520,000          1,710,335
   Tigers Polymer Corp.                                                  53,000            250,398
*# Titan Kogyo KK                                                        65,000            163,763
 # Toa Corp.                                                            598,000            843,829
 # Toa Doro Kogyo Co., Ltd.                                             138,000            275,915
*# Toabo Corp.                                                          134,000            127,395
 # Toagosei Co., Ltd.                                                   419,693            903,864
 * Tobu Store Co., Ltd.                                                 131,000            282,291
   TOC Co., Ltd.                                                        117,000          1,047,965
   Tochigi Bank, Ltd.                                                   164,000            918,843
 # Tochigi Fuji Industrial Co., Ltd.                                    109,000            323,592
   Toda Corp.                                                           976,000          3,598,638
 # Toda Kogyo Corp.                                                     142,000            560,862
 # Todentu Corp.                                                        102,000            233,611
 # Toenec Corp.                                                         289,000            993,995
   Tohcello Co., Ltd.                                                    59,000            168,840
   Toho Real Estate Co., Ltd.                                           147,000            546,121
   Toho Zinc Co., Ltd.                                                  186,000            397,984
   Tohoku Bank, Ltd.                                                     13,000             25,853
   Tohoku Misawa Homes Co., Ltd.                                         54,000            196,664
   Tohoku Pioneer Corp.                                                  43,200            852,962
   Tohoku Telecommunications
     Construction Co., Ltd.                                              55,000            322,938
   Tohto Suisan Co., Ltd.                                               100,000            174,535
   Tokai Carbon Co., Ltd.                                               301,000    $       945,656
 * Tokai Kanko Co., Ltd.                                                141,000             44,643
   Tokai Konetsu Kogyo Co., Ltd.                                         29,000            129,648
 * Tokai Lease Co., Ltd.                                                 32,000             48,382
 # Tokai Senko KK, Nagoya                                               118,000            195,912
   Tokai Tokyo Securities Co., Ltd.                                     436,000          1,258,034
   Tokico, Ltd.                                                         243,000            861,531
   Toko Electric Corp.                                                   45,000            149,228
 # Toko, Inc.                                                           192,000            682,319
 # Tokushu Paper Manufacturing Co.,
     Ltd.                                                               152,000            646,764
   Tokyo Biso Kogyo Corp.                                                46,000            273,306
   Tokyo Denpa Co., Ltd.                                                  3,500             53,189
   Tokyo Dome Corp.                                                     487,000          1,981,127
 # Tokyo Energy & Systems, Inc.                                          90,000            372,354
*# Tokyo Rope Manufacturing Co., Ltd.                                   488,000            808,335
   Tokyo Sangyo Co., Ltd.                                                75,500            205,470
   Tokyo Soir Co., Ltd.                                                  44,000            125,232
   Tokyo Steel Manufacturing Co., Ltd.                                   46,000            654,238
   Tokyo Style Co., Ltd.                                                 30,000            339,300
   Tokyo Tatemono Co., Ltd.                                              76,000            367,252
   Tokyo Theatres Co., Inc., Tokyo                                       11,000             12,534
   Tokyotokeiba Co., Ltd.                                               319,000            510,460
 # Tokyu Store Chain Corp.                                              110,000            555,510
   Toli Corp.                                                           144,000            319,427
 # Tomoe Corp.                                                           83,000            148,241
 # Tomoku Co., Ltd.                                                     213,000            562,685
   Tonami Transportation Co., Ltd.                                      292,000            940,569
   Topcon Corp.                                                         126,000          1,419,818
 # Topre Corp.                                                          110,000            631,228
   Torigoe Co., Ltd.                                                     65,000            287,647
 # Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         82,000            445,528
 # Toshiba Plant Kensetsu Co., Ltd.                                     152,000            726,994
   Toshiba TEC Corp.                                                    215,000            935,460
   Tosho Printing Co., Ltd.                                             140,000            437,450
 * Totenko Co., Ltd.                                                     50,000             94,133
 # Totetsu Kogyo Co., Ltd.                                               95,000            358,091
 * Totoku Electric Co., Ltd., Tokyo                                     132,000            193,719
*# Towa Real Estate Development Co.,
     Ltd.                                                               123,500            323,389
   Toyo Bussan Co., Ltd.                                                 43,200            351,928
 * Toyo Communication Equipment
     Co., Ltd.                                                           77,000            412,521
 * Toyo Construction Co., Ltd.                                          423,000            410,172
   Toyo Electric Co., Ltd.                                               41,000            118,664
   Toyo Ink Manufacturing Co., Ltd.                                     221,000            893,315
 * Toyo Kanetsu KK                                                      240,000            357,915
 # Toyo Kohan Co., Ltd.                                                 302,000            996,859
   Toyo Securities Co., Ltd.                                            197,000            699,203
 # Toyo Wharf & Warehouse Co., Ltd.                                     159,000            271,974
 # Toyoda Machine Works, Ltd.                                           351,000          2,223,096
   Trans Cosmos, Inc.                                                    50,000          1,316,892
   Tsubakimoto Kogyo Co., Ltd.                                           15,000             31,439
 # Tsudakoma Corp.                                                      118,000            264,098
 * Tsugami Corp.                                                        222,000            503,305
   Tsukamoto Co., Ltd.                                                   49,000             73,284
   Tsukishima Kikai Co., Ltd.                                            98,000            634,387
 # Tsurumi Manufacturing Co., Ltd.                                       83,000            445,029
   Tsutsunaka Plastic Industry Co., Ltd.                                 15,958             59,439
   Tsuzuki Denki Co., Ltd.                                               67,000            273,267

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tsuzuki Densan Co., Ltd.                                              29,900    $       138,277
 # TYK Corp.                                                            120,000            310,339
   U.Store Co., Ltd.                                                     16,500            143,780
   Ube Material Industries, Ltd.                                        166,000            367,365
   Uchida Yoko Co., Ltd.                                                142,000            525,999
 # Ueki Corp.                                                            85,000            140,542
 # U-Shin, Ltd.                                                          67,000            364,233
 # Wakachiku Construction Co., Ltd.                                     388,000            544,965
   Wakodo Co., Ltd.                                                         200              6,839
   Warabeya Nichiyo Co., Ltd.                                            11,160            137,569
   Yachiyo Musen Denki Co., Ltd.                                          9,000             56,647
   Yahagi Construction Co., Ltd.                                         41,000            140,766
   Yamaichi Electronics Co., Ltd.                                        14,500            142,987
 # Yamamura Glass Co., Ltd.                                             376,000            808,711
   Yamanashi Chuo Bank, Ltd.                                            361,000          1,784,769
   Yamatake Corp.                                                       107,000          1,039,600
 * Yamatane Corp.                                                       132,000            178,351
 # Yamato Corp.                                                          58,000            351,474
   Yamato International, Inc.                                            72,000            422,964
   Yamato Kogyo Co., Ltd.                                               174,000          1,979,119
   Yamaura Corp.                                                         12,000             33,067
   Yasuda Warehouse Co., Ltd.                                            76,000            383,979
   Ye Data, Inc.                                                         34,000             79,107
   Yellow Hat, Ltd., Tokyo                                               69,200            614,442
 # Yodogawa Steel Works, Ltd.                                           552,000          2,148,030
 # Yokogawa Bridge Corp.                                                114,000            503,607
 # Yokohama Reito Co., Ltd.                                             133,000            865,237
   Yondenko Corp.                                                       121,650            505,730
   Yonex Co., Ltd.                                                       61,000            463,330
 # Yorozu Corp.                                                          54,200            487,597
   Yuasa Funashoku Co., Ltd.                                            129,000            281,866
 * Yuken Kogyo Co., Ltd.                                                 55,000            124,257
   Yuki Gosei Kogyo Co., Ltd.                                            45,000            139,211
   Yuraku Real Estate Co., Ltd.                                          90,000            322,407
 # Yurtec Corp.                                                         243,000          1,069,143
   Yushiro Chemical Industry Co., Ltd.                                   31,000            425,345
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $339,613,008)                                                                 408,880,525
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $25,756)                                                                         26,520
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $339,638,764)                                                                 408,907,045
                                                                                   ---------------
UNITED KINGDOM -- (17.9%)
COMMON STOCKS -- (17.1%)
   4imprint P.L.C.                                                      174,170            443,381
   600 Group P.L.C.                                                     339,747            392,049
   Abbeycrest P.L.C.                                                    114,547            138,780
   Aberdeen Asset Management P.L.C.                                   1,268,571          1,777,176
 * Advanced Medical Solutions P.L.C.                                  1,008,000            171,135
   AGA Food Service Group P.L.C.                                        724,241          3,242,091
 * AIM Group P.L.C.                                                      60,493             95,383
 * Airflow Streamlines P.L.C.                                            19,305             20,706
   Airsprung Furniture Group P.L.C.                                      80,900             91,221
   Alexandra P.L.C.                                                     164,745            301,502
   Alphameric P.L.C.                                                    662,000            983,790
   Alumasc Group P.L.C.                                                 150,000            392,729
   Amberley Group P.L.C.                                                 71,000             14,307
   Amstrad P.L.C.                                                        74,125    $       248,623
   Anglo Eastern Plantations P.L.C.                                     214,043            599,328
   Anglo Pacific Group P.L.C.                                           332,931            349,645
 * Anite Group P.L.C.                                                   656,160            577,551
 * API Group P.L.C.                                                     171,000            199,456
 * Applied Optical Technologies P.L.C.                                  270,000            156,201
 * ARC International P.L.C.                                             500,000            190,441
 * Arena Leisure P.L.C.                                                 645,000            546,787
 * Argonaut Games, Ltd.                                                 493,000             59,410
   Armour Group P.L.C.                                                  225,000            288,724
   Arriva P.L.C.                                                        112,920            807,271
 * Ashtead Group P.L.C.                                               2,121,000            954,648
   Ashtenne Holdings P.L.C.                                             381,117          2,613,874
 * Aston Villa P.L.C.                                                    10,000             51,815
   Atkins Ws P.L.C.                                                      25,095            254,476
   Austin Reed Group P.L.C.                                             159,297            423,311
   Autologic Holdings P.L.C.                                            235,912          1,229,830
   Avesco P.L.C.                                                         56,789             97,984
   Avon Rubber P.L.C.                                                   155,700            586,919
   Babcock International Group P.L.C.                                   458,333            940,623
   Baggeridge Brick P.L.C.                                              222,343            634,949
 * Baltimore Technologies P.L.C.                                        351,800            284,962
   Beale P.L.C.                                                          59,000             79,452
   Beattie (James) P.L.C.                                               205,000            458,051
 * Bede P.L.C.                                                          283,000            122,575
   Bellway P.L.C.                                                       150,000          2,076,333
   Benchmark Group P.L.C.                                               502,600          2,549,917
 * Berkeley Technology, Ltd.                                            222,520             55,929
 * Bizspace P.L.C.                                                       34,782             24,977
   Black Arrow Group P.L.C.                                              35,000             44,920
   Blacks Leisure Group P.L.C.                                            5,018             38,567
   Body Shop International P.L.C.                                       180,000            512,201
   Bodycote International P.L.C.                                      1,849,785          4,868,859
   Boot (Henry) P.L.C.                                                  118,437            813,674
   Brammer (H.) P.L.C.                                                  242,432            590,980
   Brewin Dolphin Holdings P.L.C.                                       272,000            368,849
 * Bristol Water Group P.L.C.                                            44,052            301,659
   Britannic P.L.C.                                                     589,990          3,726,752
   British Polythene Industries P.L.C.                                  182,554            975,347
   British Vita P.L.C.                                                  515,479          2,434,241
   Brown (N) Group P.L.C.                                               100,000            188,376
   BSS Group P.L.C.                                                      83,203          1,081,831
 * BTG P.L.C.                                                           239,400            500,709
   Burtonwood Brewery P.L.C.                                            121,870            780,331
   Caffyns P.L.C.                                                        15,315            201,447
 * Cambridge Antibody Technology
     Group P.L.C.                                                       122,700          1,164,533
 * Cape P.L.C.                                                          237,482            370,390
   Capital & Regional P.L.C.                                            365,355          3,299,416
 * Carbo P.L.C.                                                          34,200              7,976
   Carclo P.L.C.                                                        262,773            190,155
   Carr's Milling Industries P.L.C.                                      39,862            243,073
   Castings P.L.C.                                                      234,679            795,972
 * Cenes Pharmaceuticals P.L.C.                                         250,000             47,282
   Chapelthorpe P.L.C.                                                  995,696            301,378
 * Che Group P.L.C.                                                      82,061             65,729
 * Chorion P.L.C.                                                         2,920             11,268
   Churchill China P.L.C.                                                40,000            155,996
 * City of London Group P.L.C.                                           34,000             32,415
   Clarkson (Horace) P.L.C.                                              75,061            676,307
   Clinton Cards P.L.C.                                                 292,245            442,647

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * CLS Holdings P.L.C.                                                  473,803    $     2,723,756
   Colefax Group P.L.C.                                                  96,000            176,011
   Communisis P.L.C.                                                    803,373          1,516,216
   Compel Group P.L.C.                                                   73,000            119,757
 * Cookson Group P.L.C.                                               4,545,789          3,612,294
   Coral Products P.L.C.                                                102,000             83,528
 * Corporate Services Group P.L.C.                                    1,423,456            258,037
   Cosalt P.L.C.                                                         20,000            124,066
   Countryside Property P.L.C.                                          469,257          1,880,815
   Courts P.L.C.                                                        330,186          1,588,745
   Cox Insurance Holdings P.L.C.                                        381,500            479,293
 * Cradley Group Holdings P.L.C.                                         38,466             10,171
 * Creightons P.L.C.                                                    250,000             13,690
   Crest Nicholson P.L.C.                                               545,000          3,361,414
   Cropper (James) P.L.C.                                                29,000             78,336
   Daejan Holdings P.L.C.                                                88,267          3,339,457
 * Dana Petroleum P.L.C.                                                448,349          2,186,587
   Dart Group P.L.C.                                                    229,376            522,907
 * Dawson International P.L.C.                                          502,194             96,349
   Delta P.L.C.                                                       1,118,769          1,621,179
   Derwent Valley Holdings P.L.C.                                       322,192          4,937,033
   Development Securities P.L.C.                                        152,213          1,033,143
   DeVere Group P.L.C.                                                  418,976          3,383,129
   Diagonal P.L.C.                                                      553,411            369,603
   Dickinson Legg Group P.L.C.                                            8,648              3,730
 * Dimension Data Holdings P.L.C.                                     2,992,147          1,678,195
   Diploma P.L.C.                                                       143,039          1,394,131
 * Dowding & Mills P.L.C.                                               762,770            153,739
   DRS Data Research Services P.L.C.                                     51,000             56,820
   DTZ Holdings P.L.C.                                                  113,023            323,234
   Dyson Group P.L.C.                                                   150,000            787,080
   East Surrey Holdings P.L.C.                                          146,500            879,287
 * Easynet Group P.L.C.                                                  71,000            130,164
   Eldridge Pope & Co. P.L.C.                                           122,000            338,232
   Eleco P.L.C.                                                          68,900             38,454
   Electronic Data Processing P.L.C.                                     93,400            106,717
 * Elementis P.L.C.                                                   2,485,892          1,631,849
 * Emerald Energy P.L.C.                                              7,409,000            235,495
 * Emess P.L.C.                                                       1,522,328            227,389
   Ennstone P.L.C.                                                      910,645            617,290
 * Enodis P.L.C.                                                        718,000          1,093,154
 * Entertainment Rights P.L.C.                                        1,298,147            226,321
   Estates & General P.L.C.                                             174,309            679,390
   Eurocopy P.L.C.                                                      156,700            111,986
 * Eurodis Electron P.L.C.                                            2,531,550            236,878
   European Colour P.L.C.                                               185,000             60,773
   European Motor Holdings P.L.C.                                       271,675          1,004,217
 * Evans of Leeds Contingent Units
     P.L.C.                                                             238,000                  0
   Fenner P.L.C.                                                        272,000            513,902
 * Ferguson International Holdings P.L.C.                                88,836             43,977
   Ferraris Group P.L.C.                                                273,840            524,821
 * Fibernet Group P.L.C.                                                373,041            711,395
 * FII Group P.L.C.                                                     104,900             12,982
   Filtronic P.L.C.                                                     148,618            820,706
   Financial Objects P.L.C.                                             139,000            102,010
   First Technology P.L.C.                                              150,000            806,988
   Fisher (James) & Sons P.L.C.                                         255,000          1,272,784
   FKI P.L.C.                                                           667,689          1,357,391
   Fortress Holdings P.L.C.                                             200,000             96,256
   Freeport P.L.C.                                                      199,320          1,263,914
   Fuller, Smith & Turner P.L.C. Series A                                87,000    $     1,022,018
   Fulmar P.L.C.                                                        107,500            147,709
   Future Network P.L.C.                                                669,770            767,845
   Galliford Try P.L.C.                                                 646,740            590,573
   Game Group P.L.C.                                                    347,000            386,435
   Gaming International P.L.C.                                           10,000              8,067
 * Garton Engineering P.L.C.                                              6,000                  0
 * Gaskell P.L.C.                                                        40,000             11,018
   GB Group P.L.C.                                                      482,497            172,242
 * Georgica P.L.C.                                                      124,719            177,349
 * Gladstone P.L.C.                                                     158,000             45,002
   Gleeson (M.J.) Group P.L.C.                                           56,054          1,148,727
   Goodwin P.L.C.                                                         5,000             22,420
   Gowrings P.L.C.                                                       15,000             16,914
   Great Portland Estates P.L.C.                                        796,976          3,836,539
   Greene King P.L.C.                                                   161,379          2,694,788
 * Greenwich Resources P.L.C.                                           312,000             11,441
   Guiness Peat Group P.L.C.                                              1,596              1,949
 * Gyrus Group P.L.C.                                                   506,000          1,859,037
   Halstead (James) Group P.L.C.                                         79,267            643,796
 * Hampson Industries P.L.C.                                            481,250            179,013
 * Hampton Trust P.L.C.                                                 200,491              6,892
   Hardys & Hansons P.L.C.                                              108,180            998,133
 * Hartstone Group P.L.C.                                             1,022,431             35,726
 * Harvey Nash Group P.L.C.                                             100,000            125,433
 * Hawtin P.L.C.                                                        150,000             24,752
   Haynes Publishing Group P.L.C.                                        23,932            146,265
   Headway P.L.C.                                                        86,387            159,788
   Helical Bar P.L.C.                                                   150,108          2,292,212
   Henlys Group P.L.C.                                                  470,919            137,894
   Hercules Property Services P.L.C.                                    116,303            604,612
   Heywood Williams Group P.L.C.                                        475,570            677,784
   Highbury House Communications
     P.L.C.                                                           1,811,691            663,526
   Highway Insurance Holdings P.L.C.                                  1,020,305            619,355
   Hill & Smith Holdings P.L.C.                                          74,890            135,922
   Hitachi Capital (UK) P.L.C.                                           86,500            318,331
   Homestyle Group P.L.C.                                               406,032            654,679
   House of Fraser P.L.C.                                             1,396,407          2,968,122
   Hunting P.L.C.                                                       698,211          1,864,891
 * IAF Group P.L.C.                                                      66,500             14,021
   IFX Group P.L.C.                                                     138,089            246,866
   Incepta Group P.L.C.                                               1,147,139          1,756,868
   Infast Group P.L.C.                                                  692,912            283,134
 * Intec Telecom Systems P.L.C.                                         409,000            476,303
   Intelek P.L.C.                                                       555,250            109,096
   Intserve P.L.C.                                                      145,032            673,472
 * Inveresk P.L.C.                                                      186,750             48,068
 * IQE P.L.C.                                                           200,500             39,627
   Jarvis P.L.C.                                                        820,348          1,237,634
 * Jarvis Porter Group P.L.C.                                           101,000             37,499
   JKX Oil and Gas P.L.C.                                               757,000          1,112,063
   John David Group P.L.C.                                               28,571            110,533
   Johnson Service Group P.L.C.                                          37,000            264,619
   Johnston Group P.L.C.                                                 38,635            208,964
 * Kalamazoo Computer Group P.L.C.                                       12,200                391
   KBC Advanced Technologies P.L.C.                                     243,000            130,662
 * Kewill Systems P.L.C.                                                 60,000             65,748
 * Kingston Communications P.L.C.                                     2,659,941          3,007,083
 * Knowledge Support Systems Group
     P.L.C.                                                             136,000              1,995

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Laing (John) P.L.C.                                                  226,209    $       886,895
   Laird Group P.L.C.                                                   216,800          1,141,247
   Lambert Howarth Group P.L.C.                                          46,073            247,365
 * Lamont Holdings P.L.C.                                               100,000              1,146
 * Laura Ashley Holdings P.L.C.                                         375,000             94,683
   Lavendon Group P.L.C.                                                224,238            536,437
 * Leeds Group P.L.C.                                                   241,639             92,745
   Linton Park P.L.C.                                                    30,500            229,551
   Litho Supplies P.L.C.                                                107,000             93,209
   London Bridge Software Holdings
     P.L.C.                                                             865,000          1,506,515
   London Industrial P.L.C.                                              76,835          2,265,838
   London Merchant Securities P.L.C.                                    938,536          2,980,154
   Lookers P.L.C.                                                       168,983            911,387
   Low & Bonar P.L.C.                                                   602,812          1,189,608
   Luminar P.L.C.                                                       395,584          3,195,145
   Lupus Capital P.L.C.                                               1,125,000            330,642
   Macfarlane Group P.L.C.                                              697,015            320,071
   Macro 4 P.L.C.                                                        44,820            138,967
   Mallett P.L.C.                                                        60,000            292,618
   Management Consulting Group P.L.C.                                 1,273,000            755,143
   Manganese Bronze Holdings P.L.C.                                      38,000            163,878
   Marlborough Stirling P.L.C.                                          404,000            448,945
 * Martin International Holdings P.L.C.                                 484,589            209,390
 * Marylebone Warwick Balfour Group
     P.L.C.                                                             555,176            548,642
   Mayborn Group P.L.C.                                                  50,000            235,728
   Mayflower Corp. P.L.C.                                             1,809,000            223,878
   McAlpine (Alfred) P.L.C.                                             620,913          3,152,702
   McKay Securities P.L.C.                                              178,773            696,209
 * Medical Solutions P.L.C.                                              61,000             47,853
 * Medisys P.L.C.                                                       700,000            125,978
   Mentmore P.L.C.                                                      984,475          2,043,175
   Merrydown P.L.C.                                                      94,172            160,462
   Mersey Docks & Harbour Co. P.L.C.                                    217,064          2,746,769
   Metalrax Group P.L.C.                                                200,000            304,869
   Mice Group P.L.C.                                                    349,205            447,715
 * Microgen P.L.C.                                                      526,813            571,053
 * Mid-States P.L.C.                                                     50,000             12,376
   Minerva P.L.C.                                                     1,130,491          4,975,501
   Molins P.L.C.                                                        101,360            301,909
   Montpellier Group P.L.C.                                              14,000              5,441
 * Morgan Crucible Company P.L.C.                                     1,758,048          3,870,324
   Moss Brothers Group P.L.C.                                           450,000            605,889
 * Mothercare P.L.C.                                                    118,326            736,560
   Mowlem (John) & Co. P.L.C.                                           311,131          1,075,735
   MS International P.L.C.                                               49,000             30,182
   MSB International P.L.C.                                             125,552            166,083
   Mucklow (A & J) Group P.L.C.                                         292,756          1,545,730
 * My Travel Group P.L.C.                                             3,336,000            534,406
   Nestor Healthcare Group P.L.C.                                        97,090            238,694
 * Nettec P.L.C.                                                        220,000             30,829
 * New Avesco P.L.C.                                                     56,789             57,266
   NHP P.L.C.                                                         1,233,028          4,474,141
   Nichols P.L.C.                                                        48,000            108,049
 * Noble Investments (UK) P.L.C.                                            300                206
   Northamber P.L.C.                                                     48,000             66,444
 * NSB Retail P.L.C.                                                  1,895,000            912,399
 * NXT P.L.C.                                                            48,000             86,887
   Owen (H.R.) P.L.C.                                                    79,333            299,110
   Oxford Instruments P.L.C.                                            269,240          1,160,780
 * Pace Micro Technology P.L.C.                                         616,176    $       576,693
   Panther Securities P.L.C.                                             45,000            180,274
 * Parity Group P.L.C.                                                  420,000             77,137
   Partridge Fine Arts P.L.C.                                            33,000             37,815
   Pendragon P.L.C.                                                     237,500          1,345,357
   Penna Consulting P.L.C.                                               89,000            225,762
   Peterhouse Group P.L.C.                                              236,968            845,588
 * Pharmagene P.L.C.                                                    240,794            210,741
 * Photo-Me International P.L.C.                                        414,000            715,612
 * Pilkingtons Tiles Group P.L.C.                                       170,000              9,293
   Pillar Property P.L.C.                                               437,483          4,490,104
   Pittards P.L.C.                                                       39,000             33,975
 * Plantation & General P.L.C.                                           64,601             21,320
 * Plasmon P.L.C.                                                        59,000            201,906
   Portmeirion Group P.L.C.                                              56,335            173,006
   Porvair P.L.C.                                                       223,026            445,708
 * PPL Therapeutics P.L.C.                                               58,764              4,848
 * Premier Oil P.L.C.                                                   396,934          3,861,024
 * Pressac P.L.C.                                                       429,000            102,038
   Primary Health Properties P.L.C.                                      91,537            369,597
 * Probus Estates P.L.C.                                                416,666              6,799
 * Provalis P.L.C.                                                    1,722,446            193,438
 * Psion P.L.C.                                                       1,208,216          1,256,690
   PZ Cuzzons P.L.C.                                                     40,000            799,075
 * QA P.L.C.                                                             80,000              6,033
 * Quays Group P.L.C.                                                    71,000              7,811
 * Queens Moat Houses P.L.C.                                            559,000             87,116
   Quintain Estates & Development
     P.L.C.                                                             458,696          3,344,809
   RAC P.L.C.                                                           215,033          2,613,797
   Radamec Group P.L.C.                                                  71,000             50,039
   Ransom (William) & Son P.L.C.                                        115,000            106,053
   Raven Mount P.L.C.                                                   125,337            219,458
 * Redbus Imterhouse P.L.C.                                           1,110,980            150,159
 * Redstone P.L.C.                                                    2,171,000            338,624
   Reg Vardy P.L.C.                                                     101,000            982,869
   Regent Inns P.L.C.                                                   680,562            484,852
   Renold P.L.C.                                                        420,036            578,273
   Rowe Evans Investments P.L.C.                                         95,900            254,893
   Roxboro Group P.L.C.                                                  60,000            317,703
 * Royal Doulton P.L.C.                                                 588,000             87,674
   RPC Group P.L.C.                                                     267,240            834,012
   Rugby Estates P.L.C.                                                  53,000            255,243
   Rutland Trust P.L.C.                                                 182,210            120,266
   S & U P.L.C.                                                           7,000             65,795
 * Safeland P.L.C.                                                      100,000             96,256
   Sanctuary Group P.L.C.                                             2,011,000          1,770,778
   Savills P.L.C.                                                        90,000            732,491
 * Scapa Group P.L.C.                                                   712,583            368,065
 * SDL P.L.C.                                                           166,480            355,931
   Senior P.L.C.                                                      1,999,000          1,332,251
 * SFI Group P.L.C.                                                      79,000             44,901
   Shaftesbury P.L.C.                                                   696,939          3,296,279
 * Sherwood Group P.L.C.                                                424,000             82,805
   Shiloh P.L.C.                                                         25,000             59,159
 * ShopRite Group P.L.C.                                                196,000             44,920
 * Simon Group P.L.C.                                                   962,861            841,472
   Sinclair (William) Holdings P.L.C.                                    81,940            113,995
   Singer & Friedlander Group P.L.C.                                    956,134          4,120,656
   Sirdar P.L.C.                                                        280,105            174,351
   Smart (J.) & Co. (Contractors) P.L.C.                                  8,000             72,605

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Smith (David S.) Holdings P.L.C.                                   1,050,468    $     3,004,832
   Smith (James) Estates P.L.C.                                          95,000            609,622
 * Soco International P.L.C.                                              5,000             31,184
   Somerfield P.L.C.                                                  1,553,301          4,082,790
   Speedy Hire P.L.C.                                                    15,000            111,293
 * Spirent P.L.C.                                                     2,120,832          2,506,974
   Spring Group P.L.C.                                                  200,000            410,639
   St. Ives P.L.C.                                                        4,688             30,938
   St. Modwen Properties P.L.C.                                         214,000          1,124,861
   Staffware P.L.C.                                                      10,000            144,231
   Stanley (Charles) Group P.L.C.                                       150,000            572,036
   Stanley Leisure Organisation P.L.C.                                  492,548          4,235,628
 * Sterling Publishing Group P.L.C.                                     300,000             49,664
   Stylo P.L.C.                                                           5,293              4,802
   Swallowfield P.L.C.                                                   60,849             86,073
 * Tadpole Technology P.L.C.                                            296,000             86,507
 * Tandem Group P.L.C.                                                  472,000                  0
   Taylor Woodrow P.L.C.                                                 74,632            347,104
   TBI P.L.C.                                                         3,032,926          3,604,265
   Telemetrix P.L.C.                                                    143,000            343,779
 * Telspec P.L.C.                                                       205,000             56,568
 * Terence Chapman Group P.L.C.                                          62,500                363
   Tex Holdings P.L.C.                                                   11,000             31,912
   The Big Food Group P.L.C.                                          1,914,972          3,517,570
   The Cardiff Property P.L.C.                                            4,000             48,220
 * The Innovation Group P.L.C.                                          889,000            510,439
   The Malcolm Group P.L.C.                                             353,096            534,266
 * The Television Corp. P.L.C.                                          202,247            308,523
   Thorpe (F.W.) P.L.C.                                                  15,000             62,468
 * Thus Group P.L.C.                                                  8,172,594          3,900,443
   Tinsley (Eliza) Group P.L.C.                                         145,967             65,451
 * Titon Holdings P.L.C.                                                 36,110             69,462
   Tops Estates P.L.C.                                                  207,035          1,113,962
 * Torotrak P.L.C.                                                      167,000            185,294
 * Tottenham Hotspur P.L.C.                                             146,000             73,923
   Town Centre Securities (New) P.L.C.                                  322,567          1,412,209
   Trace Computers P.L.C.                                                33,014             46,339
 * Trafficmaster P.L.C.                                                 300,000            431,807
   Transport Development Group P.L.C.                                   431,123          1,621,546
   Treatt P.L.C.                                                         15,000             58,441
   TT Group P.L.C.                                                      952,927          2,531,111
   U.K. Coal P.L.C.                                                     884,178          2,473,957
   UCM Group P.L.C.                                                     166,000            239,955
   Umeco P.L.C.                                                          96,782            643,925
   Uniq P.L.C.                                                          620,787          1,974,561
   Unite Group P.L.C.                                                   656,328          2,100,773
   Universal Salvage P.L.C.                                             135,633            156,302
   Urbium P.L.C.                                                          1,752             17,549
 * Vega Group P.L.C.                                                     14,000             41,752
 * Vernalis P.L.C.                                                      132,072            123,369
   Victoria P.L.C.                                                       33,632            231,640
   Vislink P.L.C.                                                       195,374             97,788
 * Volex Group P.L.C.                                                   178,939            418,060
   VP P.L.C.                                                            249,107            554,398
 * Vtr P.L.C.                                                            13,000             19,117
   Wagon P.L.C.                                                         318,949            944,852
 * Walker Greenbank P.L.C.                                              297,910             76,468
   Warner Estate Holdings P.L.C.                                        274,392          2,388,226
 * Waterdorm P.L.C.                                                      70,000                  0
   Waterman P.L.C.                                                      136,263            187,440
   Wembley P.L.C.                                                       171,000          2,685,487
   Westbury P.L.C.                                                      592,424    $     4,652,914
   Whatman P.L.C.                                                       250,000            955,878
   Whitehead Mann Group P.L.C.                                           22,000            109,163
 * Willliam Jacks P.L.C.                                                 10,000             14,986
   Wilmington Group P.L.C.                                              422,000            830,665
   Wilshaw P.L.C.                                                        28,000              5,775
   Wintrust P.L.C.                                                       24,000            260,048
   Wolverhampton & Dudley Breweries
     P.L.C.                                                             229,171          3,451,386
   Woolworths Group P.L.C.                                            2,273,785          1,846,405
   WSP Group P.L.C.                                                     366,454          1,329,526
   Wyevale Garden Centres P.L.C.                                        301,606          1,997,063
   Wyndeham Press Group P.L.C.                                          254,897            497,771
 * XAAR P.L.C.                                                          150,000            230,242
   XANSA P.L.C.                                                         759,231          1,175,010
 * Xenova Group P.L.C.                                                1,853,484            296,176
   Yates Group P.L.C.                                                   372,883            683,917
 * Yorkshire Group P.L.C.                                               117,096             12,345
   Young & Co's Brewery P.L.C. Class A                                    5,000            104,038
   Zotefoams P.L.C.                                                     156,924            201,836
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $234,284,188)                                                                 303,046,653
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.8%)
 * British Pound Sterling
     (Cost $13,848,130)                                                                 13,897,716
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements - Audemars
     Piguet                                                              81,758                  0
 * Xenova Group P.L.C. Contingent
     Rights 08/14/11                                                    123,000                  0
 * Xenova Group P.L.C. Warrants
     12/31/08                                                           125,718              7,779
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                 7,779
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $248,132,318)                                                                 316,952,148
                                                                                   ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.3%)
   A.P. Eagers, Ltd.                                                     28,169            136,889
 * Adacel Technologies, Ltd.                                            123,126             48,172
   Adelaide Brighton, Ltd.                                              914,119            876,703
 # Adsteam Marine, Ltd.                                               1,107,803          1,169,815
   Alesco Corp., Ltd.                                                    67,294            300,555
   Altium, Ltd.                                                         279,609             77,989
   Amalgamated Holdings, Ltd.                                           299,595            683,814
 * Amcom Telecommunications, Ltd.                                     1,845,098            191,447
 * Amrad Corp., Ltd.                                                    588,574            348,220
   Ansell, Ltd.                                                         318,229          1,792,002
   APN News & Media, Ltd.                                               226,552            660,793
   Ariadne Australia, Ltd.                                              360,000             74,531
 * Atlas Pacific, Ltd.                                                  113,450             16,191
 * AuIron Energy, Ltd.                                                  905,693             50,483
   Ausdrill, Ltd.                                                       289,120            123,562
   Auspine, Ltd.                                                        230,627            552,706
 * Austal, Ltd.                                                         654,587            518,990
 * Austar United Communications, Ltd.                                 1,264,310            631,799
   Austereo Group, Ltd.                                               1,305,270          1,266,468

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Austral Coal, Ltd.                                                   799,323    $       318,659
 # Australand Property Group                                          1,413,878          1,643,955
   Australian Agricultural Co., Ltd.                                    918,125            785,426
*# Australian Magnesium Corp., Ltd.                                      97,349              1,730
   Australian Pharmaceutical Industries,
     Ltd.                                                               466,516            831,756
 * Australian Worldwide Exploration, Ltd.                               116,990            137,654
 * Auto Group, Ltd.                                                      64,351             26,110
   Avatar Industries, Ltd.                                               50,740             18,851
   AWB, Ltd.                                                            318,482          1,113,312
 * BayCorp Advantage, Ltd.                                              976,911          1,894,033
   Beach Petroleum NL                                                 1,618,092            322,995
 * Biota Holdings, Ltd.                                                 136,051             56,356
   Boral, Ltd.                                                           23,312             97,488
   Brickworks, Ltd.                                                     139,350            852,601
   Bridgestone Australia, Ltd.                                           51,126             98,439
 * Burns, Philp & Co., Ltd.                                             748,991            336,541
 # Burswood, Ltd.                                                     1,142,426          1,198,180
   Caltex Australia, Ltd.                                               402,300          2,479,554
   Candle Australia, Ltd.                                               189,781            213,844
 # Capral Aluminium, Ltd.                                               290,640            497,580
   Cellnet Telecommunications Group,
     Ltd.                                                               263,372            268,105
 # Central Equity, Ltd.                                                 352,184            514,360
 * Chiquita Brands South Pacific, Ltd.                                  495,750            226,383
 * Circadian Technologies, Ltd.                                          38,781             58,726
 * Clough, Ltd.                                                       1,995,977            655,489
   Coates Hire, Ltd.                                                    270,627            644,339
   Commander Communications, Ltd.                                       496,380            543,545
 * Coplex Resources NL                                                  351,512             22,575
   Coventry Group, Ltd.                                                  92,877            374,534
 * CPI, Ltd.                                                             64,577             30,364
 # Crane Group, Ltd.                                                    202,116          1,212,168
   Croesus Mining NL                                                  1,767,162            624,721
 * Cumnock Coal, Ltd.                                                    40,710             11,620
 # Devine, Ltd.                                                         495,010            222,505
 * Dominion Mining, Ltd.                                                116,119             39,813
   Downer Group, Ltd.                                                   960,394          2,154,365
 * Emporer Mines, Ltd.                                                  135,024             72,319
 * Energy Developments, Ltd.                                            475,677            872,554
   Energy Resources of Australia, Ltd.
     Series A                                                           200,366            479,829
 * Energy World Corp., Ltd.                                             393,461              5,622
   Evans & Tate, Ltd.                                                    16,184             12,702
 # FKP, Ltd.                                                            214,694            411,251
   Fleetwood Corp., Ltd.                                                 36,626            194,643
 * Forest Enterprises Australia, Ltd.                                 1,368,992            356,970
   Futuris Corp., Ltd.                                                1,925,126          2,129,332
   Gazal Corp., Ltd.                                                     89,069            160,563
 * Globe International, Ltd.                                          1,772,169            531,492
   Gowing Bros., Ltd.                                                    83,400            140,415
 * Gowing Retail, Ltd.                                                    5,323              1,140
 * Gradipore, Ltd.                                                       36,474             20,347
 * Graincorp, Ltd. Series A                                              13,002            114,003
 * Grand Hotel Group                                                    917,441            450,852
   GRD NL                                                               130,884            161,553
 # Great Southern Plantations, Ltd.                                     367,373            648,533
   Green's Foods, Ltd.                                                  101,626             70,340
   GUD Holdings, Ltd.                                                    96,340            566,997
 * Gympie Gold, Ltd.                                                    266,614            106,543
 * Haoma Mining NL                                                      440,554             75,376
   Healthscope, Ltd.                                                    141,113    $       374,394
 * Henry Walker Eltin Group, Ltd.                                       420,135            300,151
   HGL, Ltd.                                                            170,497            233,530
   Housewares International, Ltd.                                           986              1,611
 * Hudson Investment Group, Ltd.                                        297,500              9,129
 * Hutchison Telecommunications
     (Australia), Ltd.                                                2,825,445            554,220
   Iluka Resources, Ltd.                                                870,044          2,467,107
 * Imdex, Ltd.                                                          202,532             18,852
 * Intercard Wireless, Ltd.                                              62,379              2,003
 * Intermoco, Ltd.                                                      558,800             11,944
 * International All Sports, Ltd.                                        37,973             14,436
   Investor Group, Ltd.                                                  41,732             83,391
   ION, Ltd.                                                            527,584            561,037
   IWL, Ltd.                                                            265,000             60,562
 * JDV, Ltd.                                                             40,681             17,429
 # Jones (David), Ltd.                                                  805,650            919,545
   K&S Corp., Ltd.                                                       85,482            156,667
   Kaz Group, Ltd.                                                    1,898,863            528,050
 * Keycorp, Ltd.                                                        124,013            121,153
   Lemarne Corp., Ltd.                                                   38,606             66,158
 * Leyshon Resources, Ltd.                                              123,978             33,781
   Lighting Corp., Ltd.                                                 154,714             82,805
 # MacArthur Coal, Ltd.                                                 634,488            664,219
 * MacMahon Holdings, Ltd.                                              305,720             60,111
 * Macquarie Corporate
     Telecommunications, Ltd.                                           303,300             49,595
   Magellan Petroleum Australia, Ltd.                                    29,537             24,970
   MaxiTRANS Industries, Ltd.                                           178,401             89,213
   McPherson's, Ltd.                                                     37,358            117,133
 # Mia Group, Ltd.                                                    2,647,031          1,602,828
   Miller's Retail, Ltd.                                              1,299,816          1,316,220
 * Minara Resources, Ltd.                                               460,025            826,668
 * Mineral Deposits, Ltd.                                                40,472              7,028
   Namoi Cotton Cooperative, Ltd.                                       142,585             42,774
   National Can Industries, Ltd.                                         18,850             19,438
 * Novus Petroleum, Ltd.                                                421,511            593,033
   Nufarm, Ltd.                                                         220,300            934,865
   Onesteel, Ltd.                                                     1,052,780          1,688,217
 * Orbital Engine Corp., Ltd.                                           165,000             17,056
   Pacific Group, Ltd.                                                   61,800            180,545
 * Payce Consolidated, Ltd.                                              74,466            133,378
 * Perilya Mines NL                                                     219,076            137,140
 * Petsec Energy, Ltd.                                                  153,726            126,918
 * Plantcorp NL                                                          14,403                  0
   Plaspak Group, Ltd.                                                  108,747             72,862
 * PMP, Ltd.                                                            666,000            764,598
   Port Bouvard, Ltd.                                                    94,055             83,929
   Portman, Ltd.                                                        319,770            383,234
 * PowerTel, Ltd. Series B                                               47,395             35,796
 * Pracom, Ltd.                                                         122,300              1,752
   Prime Television, Ltd.                                               316,263            586,635
 * Primelife Corp., Ltd.                                                142,200            185,368
   Queensland Cotton Holdings, Ltd.                                      98,780            252,279
 * Reinsurance Australia Corp., Ltd.                                    764,440            295,047
 * Resolute Mining, Ltd.                                                 89,083             79,978
   RG Capital Radio, Ltd.                                                64,205            131,142
   Ridley Corp., Ltd.                                                 1,038,850            949,977
*# Roc Oil Co., Ltd.                                                    402,808            441,744
 * Senetas Corp., Ltd.                                                  206,798              9,167
 # Servcorp, Ltd.                                                        28,622             40,849

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Seven Network, Ltd.                                                  390,809    $     1,421,463
   Sigma Co., Ltd.                                                      152,700            827,839
 * Silex System, Ltd.                                                   197,100            112,588
 # Smorgon Steel Group, Ltd.                                          3,029,494          2,311,668
 * SMS Management & Technology, Ltd.                                    719,309            148,779
 * Solution 6 Holdings, Ltd.                                            582,663            370,142
*# Sons of Gwalia, Ltd.                                                 816,853          1,569,316
 # Southern Cross Broadcasting
     (Australia), Ltd.                                                  225,682          1,737,227
 * Southern Pacific Petroleum NL                                        424,400             72,684
 # SPC Ardmona, Ltd.                                                    964,317            921,852
 * St. Barbara Mines, Ltd.                                              329,338             11,290
 * Straits Resources, Ltd.                                               89,994             63,098
 * Strathfield Group, Ltd.                                              165,666             17,133
 * Tap Oil, Ltd.                                                        748,767            779,398
 * Television & Media Services, Ltd.                                    240,000              5,135
   Ten Network Holdings, Ltd.                                           656,900          1,345,300
   Thakral Holdings Group                                             2,665,438          1,235,994
   The Gribbles Group, Ltd.                                           1,035,133            225,087
   Ticor, Ltd.                                                          563,645            503,671
 # Timbercorp, Ltd.                                                   1,048,247          1,016,070
 * Titan Resources NL                                                   189,121             41,780
   Trust Company of Australia, Ltd.                                      22,214            118,898
 * Uecomm, Ltd.                                                       1,746,107            491,252
   United Group, Ltd.                                                    91,667            323,418
   Villa World, Ltd.                                                    231,802            210,689
*# Village Roadshow, Ltd.                                             1,216,717          1,607,045
   Vision Systems, Ltd.                                                 721,934            442,986
   Wattyl, Ltd.                                                         238,549            646,694
   Wide Bay Capricorn Building Society,
     Ltd.                                                                29,461            139,672
 * Xanadu Wines, Ltd.                                                   100,350              6,797
 * Xanadu Wines, Ltd. Issue 04                                           50,175              3,399
 * Yates, Ltd.                                                          144,138              4,529
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $61,299,062)                                                                   75,929,735
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Australian Dollar
     (Cost $4,615,508)                                                                   4,617,110
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Southern Cross Broadcasting
     (Australia), Ltd.                                                    7,118             60,953
*# Village Roadshow, Ltd. 2% Class A                                    398,305            386,238
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $341,532)                                                                         447,191
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Gradipore, Ltd. Options 09/01/04
     (Cost $0)                                                            7,294              1,666
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $66,256,102)                                                                   80,995,702
                                                                                   ---------------
FRANCE -- (4.5%)
COMMON STOCKS -- (4.5%)
 * Actielec Technologies                                                 14,719             60,297
   Affine                                                                 9,997            793,627
   Alain Manoukian SA                                                     9,565            289,164
 * Alstom SA                                                            385,173            442,733
 * Altran Technologies SA                                                87,754            944,736
   Ares (Groupe) SA                                                      37,590    $       206,534
 * Aubay SA                                                              40,546            180,388
   Bacou-Dalloz                                                          35,939          2,833,099
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   6,329          1,946,633
 * Bigben Interactive                                                    13,755             69,225
 # Bongrain SA                                                           44,683          3,005,657
*# Bull SA                                                              369,100            401,096
   Burelle SA                                                            10,986          1,152,699
 * Cap Gemini SA                                                         22,766            873,193
   Carbone Lorraine                                                      37,158          1,390,099
   CEGID SA                                                               4,108            111,976
   CFF Recycling                                                          9,710          1,108,463
 * CGBI                                                                   7,000              2,646
 * Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                      48,652          2,555,214
*# Club Mediterranee SA                                                  74,800          3,168,758
 * Compagnie Internationale Andre
     Trigano Ciat SA                                                      2,100             48,857
 * Conflandey SA                                                          1,939             21,467
   Consortium International de Diffusion
     et de Representation Sante                                           1,300             18,119
   Crometal SA                                                            6,841            341,883
 * CS Communication et Systemes                                          13,500            368,438
   Delachaux SA                                                           9,672          1,116,192
 * Desquenne et Giral SA                                                  4,761             63,853
   Deveaux SA                                                             5,487            599,060
   Didot-Bottin                                                           1,204            158,495
   Dynaction SA                                                          14,102            281,628
   Elior                                                                 58,756            504,420
   Etam Developpement SA                                                 34,200          1,389,342
 * Euraltech SA                                                          55,173            105,781
*# Euro Disney SCA                                                    5,082,010          2,294,893
 * Evialis SA                                                            10,703            388,713
   Explosifs et de Produits Chimiques                                       312             82,669
 * Faros SA                                                              14,221             53,851
   Faurecia SA                                                           14,175            918,622
   Fimalac SA                                                           108,252          4,231,460
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              2,004            254,443
 * Gantois Series A                                                         465             26,627
 * Gascogne SA                                                           10,334            904,492
   Gaumont                                                                7,292            488,739
*# Generale de Geophysique SA                                            51,591          2,552,593
 * Geodis SA                                                              4,900            374,968
   Gespac System                                                          6,736            114,337
   Gevelot                                                                4,129            233,541
   GFI Informatique SA                                                  163,600          1,206,005
 * Groupe Bourbon SA                                                      1,636            192,545
 * Groupe Flo SA                                                         52,020            275,952
 * Groupe Focal SA                                                        5,149             54,501
   Groupe Guillin SA                                                        480             38,120
   Guerbet SA                                                             3,700            246,709
   Hbs Technologie SA                                                       405              7,917
   IDSUD                                                                  2,000             61,419
 * Immobiliere et Hoteliere SA                                           27,700             90,977
   IMS International Metal Service SA                                    78,028            618,954
 * Ingenico SA                                                           20,000            274,096
   Laurent-Perrier                                                       12,945            450,405
   Lisi SA                                                               38,378          1,803,542

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# LVL Medical Groupe SA                                                 27,900    $       103,270
 * Maire (Henri)                                                          1,252             10,740
   Marionnaud Parfumeries Retails
     Perfumes                                                            71,986          2,544,945
 * Matussiere et Forest SA                                               15,720             55,670
 * Metaleurop SA                                                         62,320             41,095
   MGI Coutier SA                                                         9,404            328,088
 * Montupet SA                                                           43,760            802,702
 * Nexans                                                                70,700          2,321,869
   Nord Est SA                                                           31,078          1,558,036
 * Oeneo                                                                 61,605            271,066
 * Otor SA                                                               51,035            236,660
 * Penauille Polyservices SA                                             80,808            826,241
*# Pinguely-Haulotte SA                                                 153,419          1,129,006
   Plastic Omnium SA                                                     39,304          1,933,476
   Plastivaloire SA                                                      11,615            303,108
   Prosodie SA                                                           22,600            642,945
   PSB Industries SA                                                      2,613            343,046
 * Radiall SA                                                             9,811            778,578
   Robertet SA                                                            1,300            146,129
   Rougier SA                                                             2,715            203,884
 * S.T. Dupont SA                                                        26,155            126,168
   SA Fromageries Bel la Vache Qui Rit                                    3,875            600,602
   Sabeton                                                               18,460            270,574
   Saint-Etienne                                                            600             19,253
 * Sasa Industries SA                                                     8,994            236,201
 * Saveurs de France-Brossard                                             5,500            135,417
*# Scor SA                                                              649,100            951,114
 * SDR de Bretagne SA                                                     9,506            301,606
   Sechilienne-Sidec                                                      1,000            177,199
   Securidev SA                                                          16,908            223,781
   Selectibail                                                          118,890          3,641,032
   Setforge                                                                 600             20,963
   Signaux Girod SA                                                       5,407            267,552
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                           13,932            941,688
   Skis Rossignol SA                                                      7,216            119,021
   Smoby SA                                                               3,835            342,248
 * Societe Francais des Papiers Peints                                      140              1,670
   Societe Industrielle D'Aviations
     Latecoere SA                                                        20,648            679,702
   Sucriere de Pithiviers-le-Vieil                                        2,147          1,510,063
 * Sylis SA                                                              40,585            284,336
   Taittinger SA                                                          1,086            231,998
*# Teamlog SA                                                            36,092            116,654
   Tivoly SA                                                              1,904             33,627
*# Ubi Soft Entertainment SA                                             73,685          1,928,593
 # Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        43,572          3,801,599
*# Valtech, La Defense                                                  251,100            273,279
   Vilmorin et Cie SA                                                    14,322          2,203,419
   VM Materiaux SA                                                        1,636            210,192
   Vranken Monopole                                                      20,625            817,292
 * Xilam Animation                                                       12,911             39,352
 * XRT                                                                   72,800             58,660
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $57,144,367)                                                                   79,940,271
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Groupe Ares SA Warrants 10/03/05                                      29,000    $         8,145
 * Oeneo Warrants 08/26/06                                               28,305             12,802
 * Prosodie SA Warrants 10/28/06                                         19,600             14,272
 * Teamlog SA Warrants 06/30/04                                           9,843                120
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                            66,800             31,005
 * Valtech, La Defense Warrants
     07/29/05                                                           251,100             12,240
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $22,818)                                                                           78,584
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $57,167,185)                                                                   80,018,855
                                                                                   ---------------
GERMANY -- (4.1%)
COMMON STOCKS -- (4.1%)
 * AAP Implantate AG                                                     18,600             48,264
   Aareal Bank AG                                                        41,100          1,393,208
*# Acg AG Fuer Chipkarten und
     Informationssysteme                                                 78,300            171,952
   Ackermann-Goeggingen AG                                               23,520            460,233
   AC-Service AG                                                         14,400             92,757
 * Adva AG Optical Networking                                            50,600            331,953
 * Aigner (Etienne) AG                                                      454             80,835
 * Allbecon AG                                                            6,700             19,581
   Andreae-Noris Zahn AG, Anzag                                          31,491          1,113,397
 * Articon Integralis AG                                                 32,400            115,216
 * Augusta Technologie AG                                                56,100            116,358
   AWD Holding AG                                                        43,500          1,464,008
 * Baader Wertpapier Handelsbank AG                                      42,049            308,435
   Bechtle AG                                                            73,700          1,147,478
 * Berliner Elektro Holding AG                                           56,000            511,189
   Beta Systems Software AG                                              20,850            408,605
   Bien-Haus AG                                                          16,900            253,730
 # Bilfinger & Berger Bau AG                                            125,019          4,111,195
 * Biolitec AG                                                           36,500            194,058
 * Biotest AG                                                            14,270            190,474
 * BMP AG                                                                12,980             41,992
 * Borussia Dortmund GMBH & Co.
     KGAA                                                                68,800            245,656
 # Bremer Energiekonto AG                                                54,600            102,134
 * Bremer Woll-Kaemmerei AG                                              50,582             58,920
 * Brueder Mannesmann AG                                                 20,600             15,267
 * Caatoosee AG                                                          69,600             38,200
 * Ce Consumer Electrnic AG                                              46,800             99,537
   Cewe Color Holding AG                                                 11,000            242,095
 * Cinemaxx AG                                                            3,100              5,068
   Comdirect Bank AG                                                    173,200          1,538,101
   Computerlinks AG                                                      10,900            161,233
 * Concord Effekten AG                                                    4,400             11,738
*# Condomi AG                                                            19,900             57,293
 * COR AG Insurance Technologies                                         12,700             18,190
 * Cybio AG                                                              11,100             38,677
 * D. Logistics AG                                                      142,200            301,210
 * DAB Bank AG                                                          200,400          1,517,007
 * DAS Werk AG                                                           10,600                739
 * DEAG Deutsche Entertainment AG                                        59,850            199,445
*# Deutsche Euroshop AG                                                  61,549          2,631,130
 * Deutz AG                                                             130,266            565,638
 * Dierig Holding AG                                                      8,750            126,768

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Drillisch AG                                                          36,400    $       155,547
*# Duerr Beteiligungs AG                                                 55,310          1,384,822
   DVB Bank AG                                                           11,529          1,437,916
*# Dyckerhoff AG DM50                                                    29,750            909,923
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                   12,700            143,054
   ElreingKlinger AG                                                      1,300            142,133
*# Em.TV AG                                                              36,712            103,560
 * Escada AG                                                             64,090          1,124,306
 * Eurobike AG                                                           18,900              3,478
*# Evotec Biosystems AG                                                 160,100            818,993
 # FJA AG                                                                16,618            219,140
 * Freenet.De AG                                                         32,900          3,019,233
   Fuchs Petrolub AG Oel & Chemie                                        19,440          1,437,006
 * Gft Technologies AG                                                   92,927            232,113
 * Gontard & Metallbank AG                                               46,008              1,970
 * GPC Biotech AG                                                        72,300          1,037,344
 * Herlitz AG                                                            26,031             97,043
 * Hoeft & Wessel AG                                                     30,200            120,066
   Hucke AG                                                              33,100            147,424
   Hutschenreuther AG                                                     8,591            117,863
 * I-D Media AG                                                          11,265             23,837
 * IM International Media AG                                            149,500            115,574
   Interseroh AG                                                          3,600             54,529
 * Intershop Deutschland AG                                               7,195             14,778
 * Intertainment AG                                                      14,082             68,890
 * IPC Archtec AG                                                        15,800             28,713
   Iwka AG                                                              104,866          2,224,363
   Jenoptik AG                                                          162,400          1,983,286
   Kampa-Haus AG                                                         35,200            275,157
 * Kaufring AG                                                            5,600              1,579
 * Kloeckner-Werke AG                                                   177,348          2,106,291
 * Kontron AG                                                           171,520          1,345,470
   Krones AG                                                              4,700            424,668
   KSB AG                                                                 4,650            897,107
 * Leica Camera AG                                                        6,791             41,937
 # Leifheit AG                                                           16,342            499,206
 # Leoni AG                                                              16,300            994,542
 * Loesch Umweltschutz AG                                                16,000              3,328
   Loewe AG                                                              36,000            266,974
 * M & S Elektronik AG                                                   19,600              1,172
 * Mania Technologie AG                                                  12,100             18,404
 * Mannheimer Aktiengesellschaft
     Holding AG                                                          27,000             77,670
 * Marbert AG                                                             6,800             15,472
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                                          16,800             16,020
 * Maxdata AG                                                           113,610            485,768
 * Mediantis AG                                                          10,950             25,133
*# Medigene AG                                                           43,900            411,224
 * Mosaic Software AG                                                    21,800             58,644
   Muehlabauer Holdings AG & Co.
     KGAA                                                                10,800            336,056
 * MVS Miete Vertrieb Service AG                                         45,052             93,625
 * Mwb Wertpapierhandelshaus AG                                          15,700             64,368
 * MWG Biotech AG                                                       127,600            192,344
 * Nemetschek AG                                                         20,847            186,115
*# Norddeutsche Affinerie AG                                            123,101          1,587,427
   Norddeutsche Steingutfabrik AG                                         9,215             48,387
 * Nordwest Handel AG                                                    11,313             58,769
 * November AG                                                           24,500            149,547
 * Pandatel AG                                                           28,300    $       109,019
 * Parsytec AG                                                           19,200             84,656
   PC-Ware Information
     Technologies AG                                                     21,394            226,944
 * Personal & Informatik AG                                               2,150             15,357
 * Pfleiderer AG                                                        185,313          1,397,429
 * Phoenix AG, Hamburg                                                  103,686          1,899,706
 * Pixelpark AG                                                          15,050             26,611
*# Plambeck Neue Energien AG                                             63,465            148,307
 * Primacom AG                                                           62,300             37,807
 * Produkte und Syteme der
     Informationstechnologie AG                                          45,211            205,481
 * Qs Communications AG                                                 260,800          1,247,516
 * Ravensberg Bau-Beteiligungen AG                                       29,500              3,956
 * Realtech AG                                                           20,200            137,519
 # Rheinmetall Berlin AG                                                 85,490          3,280,312
   Rinol AG                                                              15,000             47,236
 * Roesch Medizintechnik AG                                               7,300              2,045
 * RTV Family Entertainment AG                                            2,480              3,873
 * Ruecker AG                                                            25,400             99,262
 * Saltus Technology AG                                                   5,900             16,170
 # Salzgitter AG                                                        329,609          3,914,571
 # Sartorius AG                                                          20,000            341,931
   Schlott Sebaldus AG                                                   23,023            666,490
   Sektkellerei Schloss Wachenheim AG                                     2,900             27,677
 * Senator Entertainment AG                                             107,300             34,063
 * Ser Systeme AG                                                         9,400                703
 * SHS Informationssysteme AG                                            17,611             26,562
 # Sixt AG                                                               65,300          1,054,175
 * Stahl (R.) AG                                                         15,700            151,508
 * Steag Hamtech AG                                                      45,600            183,869
 * Stoehr & Co. AG                                                       44,310            181,860
 * Strabag AG                                                            15,750          1,065,039
*# Suess Microtec AG                                                     58,600            510,184
   Syskoplan AG                                                          16,400            126,583
 * Syzygy AG                                                             30,000            171,379
 * SZ Testsysteme AG                                                      7,000                351
 # Technotrans AG                                                        25,800            378,496
 * Telegate AG                                                           19,300            251,829
   Textilgruppe Hof AG                                                   22,530            140,350
 * TFG Venture Capital AG & Co. KGAA                                     43,100            125,245
 * Tiptel AG                                                             13,600             20,819
 * TTL Information Technology AG                                         22,800             85,255
 * TV Loonland AG                                                        22,500             55,382
 * Umweltkontor Renewable Energy AG                                     110,781             81,213
   United Internet AG                                                    18,700            469,469
 * Value Management & Research AG                                        19,800             52,688
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                               6,000             22,089
 * VCL Film & Medien AG                                                   3,566              4,616
 * Vereinigte Deutsche Nickel-Werke AG                                   43,909             59,025
   VK Muehlen AG                                                          4,632            421,418
 * Vossloh AG                                                            39,200          1,886,251
 * Walter Bau AG, Augsburg                                               89,862            279,816
 * WCM Beteiligungs AG                                                1,202,768          1,707,664
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                  10,653             99,803
 * Windhoff AG                                                           11,400              1,647
   Wuerttembergische
     Lebensversicherung AG                                                5,000             98,998

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Wuerttembergische
     Metallwarenfabrik AG                                                64,620    $     1,191,281
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $56,882,347)                                                                   73,277,777
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                             36,712             13,898
*# Em.TV AG Options 04/18/08                                             36,712             19,277
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $171,913)                                                                          33,175
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $57,054,260)                                                                   73,310,952
                                                                                   ---------------
SWITZERLAND -- (3.6%)
COMMON STOCKS -- (3.6%)
 * AFG Arbonia-Forster Holding AG                                         7,150          1,021,372
 * Ascom Holding AG                                                     160,800          1,674,197
 # Bank Coop AG                                                          11,560            481,052
 * Banque Cantonale de Geneve                                             7,920          1,219,613
   Banque Cantonale du Jura                                                 800            152,995
   Banque Cantonale Vaudoise                                              6,695            736,556
   Batigroup Holding AG                                                  37,800            391,629
 # Bobst Group SA                                                       110,700          3,536,916
   Bossard Holding AG                                                     5,450            266,725
   Bucher Industries AG,
     Niederweningen                                                      11,225          1,884,616
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                   1,900          1,684,800
   Calida Holding AG                                                        400            103,589
 * Card Guard AG                                                         51,000            213,998
 * Carlo Gavazzi Holding AG                                               2,530            155,770
   Charles Voegele Holding AG                                            37,400          2,510,518
 # Cie Financiere Tradition                                               3,121            273,061
   Converium Holding AG                                                  10,400            530,054
 # Conzzeta Holdings AG                                                   2,810          2,509,034
 * COS Computer Systems AG                                                8,900            213,379
*# Crossair AG, Basel                                                    71,730            686,763
   Daetwyler Holding AG, Atldorf                                            940          1,872,325
*# Feintol International Holding AG                                       1,720            343,157
 * Fischer (Georg) AG, Schaffhausen                                      19,567          4,266,000
 * Flughafen Zuerich AG                                                  38,800          3,164,728
 * Forbo Holding AG, Eglisau                                              7,331          1,899,541
*# Galenica Holding, Ltd. AG, Bern                                       20,000          3,004,356
 * Golay-Buchel Holding SA, Lausanne                                        125             97,158
*# Gurit-Heberlein AG                                                     2,280          1,958,584
   Helvetia Patria Holding                                               31,871          5,606,113
   Industrieholding Cham AG, Cham                                         4,800            972,900
   Kardex AG, Zuerich                                                     1,800            250,331
 * Leica Geosystems Holdings AG                                           3,500            581,830
 * Lem Holdings AG, Lyss                                                    880            140,535
 * Maag Holding AG, Zuerich                                               5,737            758,331
 * Mikron Holding AG, Biel                                                9,400            106,057
 * Moevenpick-Holding, Zuerich                                              470            294,560
 * Nextrom Holding SA                                                       250              2,748
 # PSP Swiss Property AG                                                 33,900          1,182,226
 # Schweizerhall Holding AG, Basel                                          720          1,046,884
 # Schweizerische National
     Versicherungs Gesellschaft                                           4,998          2,391,946
 * Sihl                                                                     750              1,794
 * Sika Finanz AG, Baar                                                     870            437,354
 # Sulzer AG, Winterthur                                                 16,040    $     3,994,819
 * Swiss Prime Site AG                                                   20,720          4,390,153
*# Swisslog Holding AG                                                  202,500            217,019
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     3,200             82,135
 * Valiant Holding AG                                                     6,655            553,967
 * Vaudoise Assurances Holding,
     Lausanne                                                               499            814,771
 * Von Roll Holding AG                                                   15,045             14,865
 * Von Roll Holding AG, Gerlafingen                                      15,045             15,400
 * Wmh Walter Meier Holding Ag,
     Zuerich                                                              9,600            462,504
   Zehnder Holding AG                                                        50             51,582
 # Zschokke Holding SA, Geneve                                            1,950            856,886
 * Zueblin Holding AG                                                   175,740          1,376,318
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $47,289,588)                                                                   63,456,514
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*# Swiss Francs
     (Cost $11,933)                                                                         12,436
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $47,301,521)                                                                   63,468,950
                                                                                   ---------------
SINGAPORE -- (3.1%)
COMMON STOCKS -- (3.1%)
   A.V. Jennings Homes, Ltd.                                            265,600            377,173
 * Acma, Ltd.                                                         3,856,500            146,851
   Allgreen Properties, Ltd.                                          5,592,000          3,123,500
   Amtek Engineering, Ltd.                                              113,000             76,529
   Apollo Enterprises, Ltd.                                             240,000             62,796
   ASA Group Holdings, Ltd.                                             857,000            140,993
   Ascott Group, Ltd.                                                 7,610,038          1,837,628
 * Asia Food and Properties, Ltd.                                     1,820,000            396,551
   Auric Pacific Group, Ltd.                                             57,000             35,851
   Blu Inc. Group, Ltd.                                               1,085,000            153,484
   Bonvests Holdings, Ltd.                                              675,400            180,514
 * Causeway Investment, Ltd.                                            539,000             72,063
   Chemical Industries (Far East), Ltd.                                  40,000             22,444
 * China Merchants Holdings Pacific,
     Ltd.                                                               469,000            149,632
 * CK Tang, Ltd.                                                        983,000            158,018
   Cosco Corp. Singapore, Ltd.                                        1,872,000            865,452
   Courts Singapore, Ltd.                                               760,000            304,855
 * Eagle Brand Holdings, Ltd.                                         5,722,000            252,919
 * Econ International, Ltd.                                           1,412,000             37,360
   ECS Holdings, Ltd.                                                 1,636,000            323,054
   Eng Wah Organisation, Ltd.                                           481,000             85,379
 * Excel Machine Tools, Ltd.                                            473,000              4,172
 * Firstlink Investments Corp., Ltd.                                    923,000            138,714
 * Freight Links Express Holdings, Ltd.                                 394,000             22,164
   GB Holdings, Ltd.                                                    231,000            109,781
 # Guocoland, Ltd.                                                    3,092,000          1,925,807
   Hiap Moh Corp., Ltd.                                                  10,125              1,791
   Ho Bee Investment, Ltd.                                            1,277,000            198,527
   Hong Fok Corp., Ltd.                                               1,924,000            297,083
 # Hong Leong Finance, Ltd.                                             457,000            770,836
   Hotel Grand Central, Ltd.                                            655,400            136,635
   Hotel Plaza, Ltd.                                                    942,000            308,404
   Hotel Properties, Ltd.                                             2,333,000          1,399,776

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hour Glass, Ltd.                                                     349,000    $       123,915
   Hwa Hong Corp., Ltd.                                               3,329,000            909,432
   International Factors (Singapore), Ltd.                               22,000              6,763
 * Interra Resources, Ltd.                                              139,180             15,577
 * Intraco, Ltd.                                                        316,000             74,428
 * IPC Corp., Ltd.                                                    3,248,000             85,167
   Isetan (Singapore), Ltd.                                             152,000            256,074
   Jurong Engineering, Ltd.                                             199,000            281,230
 * K1 Ventures, Ltd.                                                  7,899,000          1,210,261
   Keppel Land, Ltd.                                                  3,609,000          3,519,996
   Kian Ann Engineering, Ltd.                                           861,000             96,619
   Koh Brothers, Ltd.                                                 1,445,000             84,743
   Lee Kim Tah Holdings, Ltd.                                         2,313,000            334,687
 * Leong Hin Holdings, Ltd.                                             516,000             37,853
 * Liang Huat Aluminum, Ltd.                                            939,000             27,852
   Low Keng Huat Singapore, Ltd.                                        368,000             93,279
   Lum Chang Holdings, Ltd.                                           1,211,000            151,307
   Magnecomp International, Ltd.                                        526,000            166,080
   Marco Polo Developments, Ltd.                                      2,153,000          2,646,471
   MCL Land, Ltd.                                                     1,863,000          1,502,165
   Metro Holdings, Ltd.                                               2,980,800            860,752
   Neptune Orient Lines, Ltd.                                         3,529,000          4,445,653
 * Orchard Parade Holdings, Ltd.                                      1,293,625            307,791
   Overseas Union Enterprise, Ltd.                                      459,000          1,817,084
   Pan-United Corp., Ltd.                                             1,101,000            235,932
 * Pan-United Marine, Ltd.                                              550,500             97,104
   Penguin Boat International, Ltd.                                     642,000             60,636
   Pertama Holdings, Ltd.                                               105,000             17,611
   Raffles Holdings, Ltd.                                             9,898,000          2,573,967
 * San Teh, Ltd.                                                        579,000            163,139
   Singapore Land, Ltd.                                               1,507,000          3,421,261
 * Singapore Shipping Corp., Ltd.                                     2,153,000            373,690
   Singapura Finance, Ltd.                                               84,000             67,260
   SNP Corp., Ltd.                                                      112,500             66,244
 * SP Corp., Ltd.                                                        55,000              2,245
   Ssangyong Cement (Singapore), Ltd.                                    77,000             46,703
   Stamford Land Corp., Ltd.                                          4,308,000            583,477
   Straits Trading Co., Ltd.                                          1,735,200          1,927,613
 * Sunright, Ltd.                                                       196,000             47,665
   Superior Metal Printing, Ltd.                                        552,000             66,319
 * Tuan Sing Holdings, Ltd.                                           4,197,000            220,851
 * Ultro Technologies, Ltd.                                             693,000             57,379
   United Engineers, Ltd.                                             1,038,666            948,279
   United Industrial Corp., Ltd.                                      7,075,000          3,569,179
 # United Overseas Land, Ltd.                                         3,434,000          4,568,609
   United Pulp & Paper Co., Ltd.                                        391,000            110,442
   WBL Corp., Ltd.                                                      445,500            802,326
   Wing Tai Holdings, Ltd.                                            3,320,333          1,662,446
 * Xpress Holdings, Ltd.                                                370,000             12,977
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $51,403,054)                                                                   54,875,269
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $26,991)                                                                         27,141
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          147,500                434
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $51,430,045)                                                                   54,902,844
                                                                                   ---------------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
*# A.S. Roma SpA                                                        208,000    $       321,747
 * Acegas SpA                                                           160,674          1,290,584
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                           900,000            257,858
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                                          43,573            953,186
   Banca Popolare di Spoleto SpA                                            500              4,136
   Banco Piccolo Valellinese Scarl SpA                                  104,649          1,035,590
 * Bastogi SpA                                                        3,403,297            545,511
   Biesse SpA                                                           120,000            333,665
 * Brioschi Finanziaria SpA, Milano                                   2,426,064            789,977
   Buzzi Unicem SpA                                                      28,500            374,777
   Caltagirone Editore SpA                                              154,000          1,172,137
   Caltagirone SpA                                                      595,400          3,703,151
   Carraro SpA                                                          108,000            356,467
 # Cementir Cementerie del Tirreno SpA                                  929,859          2,959,644
   CIR SpA (Cie Industriale Riunite),
     Torino                                                           1,315,000          2,674,818
 * Cirio Finanziaria SpA                                                960,000            203,981
 # Cremonini SpA                                                         87,000            146,677
   CSP International Industria Calze SpA                                 97,000            156,465
   Danieli & C.Officine Meccaniche SpA                                  205,825            865,005
   De Longhi SpA                                                        752,732          2,650,193
   Ericsson SpA                                                         118,326          4,697,695
 * Finarte Casa d'Aste SpA (Milano)                                       5,000              6,289
*# Finarte Partecipazioni Pro Arte SpA                                1,472,050            289,593
   Gefran SpA                                                            72,504            354,837
*# Gemina SpA                                                         1,897,434          1,764,189
 * Giacomelli SpA                                                       168,000             36,928
 * Giovanni Crespi SpA                                                  302,100            232,526
   Grandi Navi Veloci SpA                                               330,548            758,944
 * Grassetto SpA                                                        110,000                  0
 * Gruppo Ceramiche Ricchetti SpA                                     1,078,260            394,839
   I Grandi Viaggi SpA                                                  190,100            182,027
*# Immobiliare Lombardia SpA                                          2,796,456            570,472
   Immsi SpA                                                            211,292            357,674
*# Impregilo SpA                                                      2,570,000          1,373,338
   Industria Romagnola Conduttori
     Elettrici SpA                                                      141,624            442,919
   Italmobiliare SpA, Milano                                             29,780          1,390,699
   La Doria SpA                                                         124,000            334,885
 * Lavorwash SpA                                                         43,000             92,656
   Linificio and Canapificio
     Nazionale SpA                                                       46,250            109,742
   Maffei SpA                                                           128,000            234,178
 # Manifattura Lane Gaetano Marzotto &
     Figli SpA                                                          212,000          2,427,218
 * Marcolin SpA                                                         214,000            285,025
   Milano Assicurazioni SpA                                             732,200          2,756,035
 * Monrif SpA                                                           183,000            169,277
 * Montefibre SpA                                                       556,474            151,164
 * Necchi SpA                                                           792,500             68,711
 * NGP SpA                                                               42,059             17,976
   Olidata SpA                                                          101,691            126,783
 * Opengate Group SpA                                                    22,800             53,179
 * Pagnossin SpA                                                         79,000             96,448
 * Perlier SpA                                                          190,000             45,867
*# Premafin Finanziaria SpA Holding di
     Partecipazioni, Roma                                             1,679,827          2,152,400

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Premuda SpA                                                          312,366    $       641,398
 * Ratti SpA                                                            130,000             71,472
*# Reno de Medici SpA, Milano                                         1,355,135          1,229,180
   Risanamento Napoli SpA                                             1,381,281          2,291,210
 * Roncadin SpA                                                         238,950            132,662
   SAES Getters SpA                                                      31,000            476,137
 * Sirti SpA                                                            139,803            343,468
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                          175,000            444,935
 * SMI STA Metallurgica Italiana SpA                                  3,245,898            859,659
   SNIA SpA                                                           1,188,493            358,095
*# Societa Sportiva Lazio SpA                                            40,200             51,874
   Sogefi SpA                                                           101,876            382,532
   Sol SpA                                                              102,000            434,425
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                   493,500            103,392
 * Sorin SpA                                                             35,430             90,857
 # Stefanel SpA                                                         272,131            571,081
   Targetti Sankey SpA                                                  100,000            425,185
   Terme Demaniali di Acqui SpA                                         553,330            322,379
 * Trevi-Finanziaria Industriale SpA                                    322,240            393,641
 * Vemer Siber Group SpA                                                 13,800             11,479
   Vianini Industria SpA                                                163,800            467,300
 # Vianini Lavori SpA                                                   233,090          1,422,927
   Zucchi (Vincenzo) SpA                                                122,989            554,323
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $41,935,606)                                                                   54,849,693
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Roncadin SpA Warrants 10/15/07                                        63,180             18,471
 * Societa Sportiva Lazio SpA Rights
     06/14/04                                                            40,200                957
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $202,294)                                                                          19,428
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $42,137,900)                                                                   54,869,121
                                                                                   ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
   Aeon Credit Service (Asia) Co., Ltd.                                 416,000            250,583
   ALCO Holdings, Ltd.                                                  710,000            191,170
 * Allied Group, Ltd.                                                 7,070,000            580,366
 * Allied Properties, Ltd.                                            1,185,500            474,932
 * Alpha General (Holdings), Ltd.                                       266,800             10,921
 * Ananda Wing on Travel (Holdings),
     Ltd.                                                            24,120,000             55,840
 * Applied International Holdings, Ltd.                               1,150,000             16,078
 * APT Satellite Holdings, Ltd.                                         562,000            125,769
 * Asia Commercial Holdings, Ltd.                                        35,960              1,987
   Asia Financial Holdings, Ltd.                                      1,494,106            331,753
 * Asia Standard International Group,
     Ltd.                                                             6,096,666            227,020
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                               200,000              5,985
   Associated International Hotels, Ltd.                                758,000            596,923
 * Beauforte Investors Corp., Ltd.                                       44,000             29,848
 * Capital Estate, Ltd.                                                 720,000              1,762
 * Capital Publications                                               1,015,200                 78
 * CCT Technology Holdings, Ltd.                                        209,880                431
   CCT Telecom Holdings, Ltd.                                           600,800             80,031
 * Celestial Asia Securities Holdings,
     Ltd.                                                               251,900    $        15,856
 * Century City International Holdings,
     Ltd.                                                             2,863,067             32,241
 # Champion Technology Holdings, Ltd.                                 1,072,404            171,980
   Chaoda Modern Agriculture
     (Holdings), Ltd.                                                   945,000            291,561
   Chen Hsong Holdings, Ltd.                                            322,000            189,955
   Cheuk Nang (Holdings), Ltd.                                           47,700             13,423
   Chevalier International Holdings, Ltd.                               664,491            399,995
 * Chi Cheung Investment Co., Ltd.                                      431,085             49,377
 * China Aerospace International
     Holdings, Ltd.                                                   1,683,000            100,327
 * China Bio-Medical Group Limited                                      258,750              4,980
 * China City Natural Gas Holdings, Ltd.                              4,994,000             13,428
 * China Everbright International, Ltd.                               3,610,000            191,966
   China Everbright, Ltd.                                             2,508,000            956,336
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,843,000            113,581
 * China Investments Holdings, Ltd.                                   1,186,800             25,582
*# China Motion Telecom International,
     Ltd.                                                               522,000             33,307
   China Motor Bus Co., Ltd.                                             24,000            151,689
   China Online (Bermuda), Ltd.                                         506,000             64,683
   China Overseas Land & Investment,
     Ltd.                                                             8,660,000          1,420,847
   China Rare Earth Holdings, Ltd.                                    1,210,000            162,938
 # China Resources Land, Ltd.                                         2,562,000            340,837
 * China Rich Holdings, Ltd.                                          2,554,000             13,318
 * China Sci-Tech Holdings, Ltd.                                      5,416,000             13,876
 * China Star Entertainment, Ltd.                                        37,380              3,786
 * China Strategic Holdings, Ltd.                                       340,250             20,487
 # China Travel International Investment,
     Ltd.                                                             7,380,000          1,296,702
   Chinese Estates Holdings, Ltd.                                     3,772,000          2,004,176
   Chinney Investments, Ltd.                                            752,000             55,754
   Chow Sang Sang Holdings
     International, Ltd.                                              1,115,000            343,175
   Chuangs China Investments, Ltd.                                      884,000             40,224
 * Chuang's Consortium International,
     Ltd.                                                             3,051,760            178,378
   Chun Wo Holdings, Ltd.                                               636,000             66,019
   City e Solutions, Ltd.                                               472,964             50,828
   City Telecom (H.K.), Ltd.                                            300,000             56,763
 * CNT Group, Ltd.                                                    1,428,000             44,865
   COFCO International, Ltd.                                          1,032,000            572,065
   Continental Holdings, Ltd.                                           382,000             35,539
   Continental Mariner Investment Co.,
     Ltd.                                                             1,290,000            225,979
 * COSCO International Holdings, Ltd.                                 2,236,000            307,318
 * Cosmos Machinery Enterprises, Ltd.                                   414,000             18,061
 * Crocodile Garments, Ltd.                                             986,000             32,780
 * Dan Form Holdings Co., Ltd.                                        2,326,000             90,386
   Dickson Concepts International, Ltd.                                 362,000            320,821
 * DigitalHongKong.com                                                       12                  0
 * Dynamic Global Holdings, Ltd.                                        990,000              9,963
   Dynamic Holdings, Ltd.                                               482,000             54,752
 * Easyknit International Holdings, Ltd.                                982,400             12,546
 * E-Kong Group, Ltd.                                                   250,200              6,724
 * Emperor (China Concept)
     Investments, Ltd.                                                   11,160             10,060

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Emperor International Holdings, Ltd.                                  81,200    $        41,768
 * eSun Holdings, Ltd.                                                  722,400             28,606
 * Ezcom Holdings, Ltd.                                                  67,280              3,006
 * Fairwood Holdings, Ltd.                                               67,500             13,713
 # Far East Consortium International,
     Ltd.                                                             1,867,186            308,925
 * Far East Hotels & Entertainment, Ltd.                                464,000             18,390
 * Far East Technology International,
     Ltd.                                                               408,000              8,907
   First Sign International Holdings, Ltd.                              740,000             26,173
   Fountain Set Holdings, Ltd.                                        1,350,000            985,831
   Global China Group Holdings, Ltd.                                  1,462,000             82,478
   Gold Peak Industries (Holdings), Ltd.                                269,000             79,352
   Golden Resources Development
     International, Ltd.                                              1,587,000             68,267
 * Gold-Face Holdings, Ltd.                                           1,158,000             80,232
   Goldlion Holdings, Ltd.                                            1,706,000            131,176
   Golik Holdings, Ltd.                                               1,216,000             49,917
 * Gorient Holdings, Ltd.                                                 2,697                 37
   Grande Holdings, Ltd.                                                450,000            493,304
 # Great Eagle Holdings, Ltd.                                         1,468,118          2,284,388
 * Great Wall Cybertech, Ltd.                                        11,392,830             14,618
   Group Sense (International), Ltd.                                  1,462,000            157,467
   Guangdong Brewery Holdings, Ltd.                                   1,602,000            364,015
 # Guangzhou Investment Co., Ltd.                                    10,748,000            977,053
 * G-Vision International (Holdings), Ltd.                              298,000              1,147
   Hang Ten Group Holdings, Ltd.                                        267,010                411
   Hanny Holdings, Ltd.                                                 218,450             87,102
 * Hansom Eastern Holdings, Ltd.                                      2,082,600             14,607
   Harbour Centre Development, Ltd.                                     857,000            847,071
 * Hen Fung Holdings, Ltd.                                              392,000              7,570
   Henderson China Holdings, Ltd.                                       798,000            383,720
   High Fashion International, Ltd.                                     800,000            119,144
*# HKR International, Ltd.                                            1,906,400            574,665
 * Hon Kwok Land Investment Co., Ltd.                                   274,000             49,978
   Hong Kong and Shanghai Hotels,
     Ltd.                                                             1,968,624          1,135,374
   Hong Kong Catering Management,
     Ltd.                                                               384,000             42,022
 * Hong Kong Construction Holdings,
     Ltd.                                                               692,000             42,111
 # Hong Kong Ferry (Holdings) Co., Ltd.                                 420,000            417,472
 * Hong Kong Parkview Group, Ltd.                                       646,000             41,443
   Hongkong Chinese, Ltd.                                             2,164,000            277,152
 * Hop Hing Holdings, Ltd.                                              604,000             23,249
   Hopewell Holdings, Ltd.                                            1,493,800          2,598,375
   Hopson Development Holdings, Ltd.                                    536,000            137,816
 * Hsin Chong Construction Group, Ltd.                                  336,000             14,862
 * Hualing Holdings, Ltd.                                               784,000             22,989
   Hysan Development Co., Ltd.                                          316,159            508,863
 * I-China Holdings, Ltd.                                             3,883,600              8,471
 # International Bank of Asia, Ltd.                                     524,000            189,775
 * Inworld Group, Ltd.                                                   27,199                157
 * ITC Corp., Ltd.                                                      456,000             18,786
 * Jessica Publications, Ltd.                                         1,015,200             62,523
 * Jinchang Pharmaceutical                                              507,600                  0
 * Jinhui Holdings Co., Ltd.                                             97,800            212,403
 # K Wah International Holdings, Ltd.                                 4,633,043            736,637
   K. Wah Construction Materials, Ltd.                                2,167,773            194,681
 * Kader Holdings Co., Ltd.                                             857,000             16,595
   Karce International Holdings Co., Ltd.                               532,000             17,556
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               570,000    $        94,878
   Kee-Shing Holdings Co., Ltd.                                         256,000             20,655
 * King Fook Holdings, Ltd.                                             338,000             17,301
   Kowloon Development Co., Ltd.                                        801,000            642,986
   KTP Holdings, Ltd.                                                   758,000             72,883
 * Kwong Sang Hong International, Ltd.                                1,060,000             91,083
   Kwoon Chung Bus Holdings, Ltd.                                       296,000             43,032
 * Lai Fung Holdings, Ltd.                                            3,818,750            113,092
 * Lai Sun Development Co., Ltd.                                      3,358,800             66,133
 * Lai Sun Garment (International), Ltd.                              2,700,000            105,660
   Lam Soon (Hong Kong), Ltd.                                           203,250             67,072
 * Lippo, Ltd.                                                          751,000            184,453
   Liu Chong Hing Bank, Ltd.                                            668,000            837,786
   Liu Chong Hing Investment, Ltd.                                      626,000            395,231
   Luks Industrial Group, Ltd.                                          736,560            118,925
 * MACRO-LINK International Holdings,
     Ltd.                                                               843,750             23,906
 * Magnificent Estates, Ltd.                                          5,014,600             35,525
   Melbourne Enterprises, Ltd.                                           41,000            157,816
   Midland Realty (Holding), Ltd.                                       552,000            131,170
 * Min Xin Holdings, Ltd.                                               882,000            148,326
   Miramar Hotel & Investment Co., Ltd.                                 879,000            831,998
 * Morning Star Resources, Ltd.                                       3,075,000             21,811
 * Nam Fong International Holdings, Ltd.                              1,740,000              8,643
 * Nam Hing Holdings, Ltd.                                              538,000             12,992
   Nanyang Holdings, Ltd.                                                80,850             78,442
 * National Electronics Holdings, Ltd.                                1,106,000             36,179
   New Asia Realty & Trust Co., Ltd.                                    265,000            100,079
 * New City (Beijing) Development, Ltd.                                   6,760                230
   New Hanison Construction Hldg                                        185,099             11,303
*# New World China Land, Ltd.                                         2,342,000            564,217
 * New World Cyberbase, Ltd.                                             56,540                210
   New World Development Co., Ltd.                                    6,759,956          5,244,271
 * New World TMT, Ltd.                                                1,975,600            208,423
   NWS Holdings Ltd.                                                  1,039,000          1,239,028
 * Onfem Holdings, Ltd.                                               1,426,000            109,497
   Orient Power Holdings, Ltd.                                          570,573             75,366
   Oriental Watch Holdings, Ltd.                                        462,000             84,066
   Pacific Andes International Holdings,
     Ltd.                                                               624,000            103,249
   Pacific Century Insurance Holdings,
     Ltd.                                                               478,000            180,608
 * Pacific Plywood Holdings, Ltd.                                     4,844,000             26,215
   Paul Y. ITC Construction Holdings,
     Ltd.                                                               642,856             53,762
   Peace Mark Holdings, Ltd.                                            529,241            101,899
   Pico Far East Holdings, Ltd.                                         392,000             25,672
   Playmates Holdings, Ltd.                                           1,492,000            193,584
   Pokfulam Development Co., Ltd.                                       244,000             76,600
 * Poly Investments Holdings, Ltd.                                    1,428,000             33,539
   Prime Success International Group,
     Ltd.                                                               800,000             45,780
 # Proview International Holdings, Ltd.                                 936,000            216,038
 * QPL International Holdings, Ltd.                                     651,000            161,915
 * Rainbow International Holdings, Ltd.                                  27,199                262
 * Regal Hotels International Holdings,
     Ltd.                                                             9,608,179            297,641
 * Rexcapital International Holdings,
     Ltd.                                                             1,270,090             14,455
 * Riverhill Holdings, Ltd.                                              27,199                377

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * RNA Holdings, Ltd.                                                   580,200    $         2,010
   S.A.S.Dragon Holdings, Ltd.                                           94,400             11,122
 * San Miguel Brewery Hong Kong, Ltd.                                 1,130,400            240,679
   Sea Holdings, Ltd.                                                 1,444,000            353,352
 * Seapower Resources International,
     Ltd.                                                               167,100              1,918
 * Shanghai Land Holdings, Ltd.                                         352,000             15,581
 # Shanghai Real Estates, Ltd.                                          810,000             64,291
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                                89,838             20,269
   Shenyin Wanguo (Hong Kong), Ltd.                                     850,000             90,267
   Shougang Concord Century
     Holdings, Ltd.                                                   1,000,000            110,213
 * Shougang Concord Grand (Group),
     Ltd.                                                               833,000             61,639
 * Shougang Concord International
     Enterprises Co., Ltd.                                            2,196,000            108,225
 * Shougang Concord Technology
     Holdings, Ltd.                                                     743,035             61,711
 * Shun Ho Resources Holdings, Ltd.                                     510,000             21,594
 * Shun Ho Technology Holdings, Ltd.                                    814,380             35,843
 # Shun Tak Holdings, Ltd.                                            3,313,000          1,348,572
   Silver Grant International Industries,
     Ltd.                                                             2,190,000            454,639
 * Sincere Co., Ltd.                                                    872,000             41,824
   Sino Hotels (Holdings), Ltd.                                         281,608            111,754
 * Sino-I.com, Ltd.                                                  25,497,000            472,494
   Sinolink Worldwide Holdings, Ltd.                                  1,442,400            168,204
   Sinopec Kantons Holdings, Ltd.                                       572,000             77,033
   SIS International Holdings, Ltd.                                     326,000             25,077
   SNP Leefung Holdings, Ltd.                                           128,000             19,717
 * Softbank Investment International
     (Strategic), Ltd.                                                4,112,000             54,868
   South China Holdings, Ltd.                                         4,060,800            138,071
   South China Industries, Ltd.                                       1,182,000             67,322
   Starlight International Holdings, Ltd.
     (New)                                                              885,000            125,262
 * Stelux Holdings International, Ltd.                                1,862,552             66,242
 * Styland Holdings, Ltd.                                             1,359,999              4,362
   Sun Hung Kai & Co., Ltd.                                           3,340,000            784,969
 * Sunday Communications, Ltd.                                        4,227,000            268,677
   Sunway International Holdings, Ltd.                                1,002,000             35,014
   Tai Cheung Holdings, Ltd.                                          1,809,000            662,239
   Tai Fook Securities Group, Ltd.                                      534,000             82,935
   Tai Sang Land Development, Ltd.                                      796,900            206,753
   Tak Sing Alliance Holdings, Ltd.                                   1,299,335             44,925
   Tan Chong International, Ltd.                                      2,943,000            565,769
   Tern Properties Co., Ltd.                                            168,000             34,489
 * Tian An China Investments Co., Ltd.                                1,362,700            324,267
   Tian Teck Land, Ltd.                                                 800,000            230,234
   Tianjin Development Holdings, Ltd.                                 1,144,000            396,641
 * Tomorrow International Holdings,
     Ltd. New                                                           330,600             42,629
   Tungtex (Holdings) Co., Ltd.                                         558,000            207,765
 * Tysan Holdings, Ltd.                                                 614,000             23,977
 * U-Cyber Technology Holdings, Ltd.                                    370,000              7,032
 * Universe International Holdings, Ltd.                                301,756              2,514
   USI Holdings, Ltd.                                                   671,999             81,811
 # Van Shung Chong Holdings, Ltd.                                       482,000             89,019
 * Wah Nam International                                                 12,600                278
   Wai Kee Holdings, Ltd.                                             1,387,000            235,519
   Wellnet Holdings, Ltd.                                               385,000    $        18,270
 * Winfoong International, Ltd.                                       1,525,000             40,995
   Wing On Co. International, Ltd.                                      588,000            602,960
   Wing Shan International, Ltd.                                      1,130,000             58,761
   Winsor Properties Holdings, Ltd.                                     110,000             44,163
 * Wo Kee Hong Holdings                                               4,282,332             19,674
   Wong's International (Holdings), Ltd.                                196,000             23,874
   World Houseware (Holdings), Ltd.                                     672,342             26,298
   Y. T. Realty Group, Ltd.                                           1,166,000             69,219
 * Yaohan International Holdings, Ltd.                                1,660,000                  0
 * Yau Lee Holdings, Ltd.                                               657,750             32,441
 * Yue Fung International Group
     Holding, Ltd.                                                       31,490              4,242
   Yugang International, Ltd.                                        10,520,000             99,826
 * Zhu Kuan Development Co., Ltd.                                     1,362,000             68,802
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $47,741,525)                                                                   51,971,461
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $77,291)                                                                         77,284
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06                                           1,355,200                  0
 * Easyknit International Holdings, Ltd.
     Rights 06/07/04                                                    491,200                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $47,818,816)                                                                   52,048,745
                                                                                   ---------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
*# Active Biotech AB                                                     15,100            108,360
   Angpannefoereningen AB Series B                                        9,850            168,047
 * Anoto Group AB                                                        50,533            105,276
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            99,200            219,812
   Beijer AB Series B                                                    15,900            198,586
   Beijer Alma AB Series B                                               27,300            362,166
   Bergman & Beving AB Series B                                         110,100            791,253
   Bilia AB Series A                                                    102,950          1,271,836
*# Boliden AB                                                           571,550          2,085,228
 * Bong Ljungdahl AB                                                     46,500            218,295
 * Boras Waefveri AB Series B                                            15,900             58,394
   Capona AB                                                             85,542            745,933
 # Carbo AB                                                              92,000          2,274,375
   Castellum AB                                                         128,700          3,035,721
   Cloetta AB Series B                                                    6,300            148,109
   Concordia Maritime AB Series B                                       136,100            338,979
 * Doro Telefoni AB Series A                                              6,400              7,972
 * Duroc AB Series B                                                      1,400              2,720
 * Elekta AB                                                             37,700            753,045
 * Enea Data AB Series B                                                339,400            139,229
 * Expanda AB                                                            18,600             82,144
 * Fagerlid Industrier AB                                                51,750                  0
*# Finnveden AB                                                         103,600            859,532
 * Framfab AB Issue 04                                                  252,720             20,769
*# Framtidsfabriken AB                                                  631,800             51,924

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Frontec AB Series B                                                  136,900    $       117,829
   Geveko AB Series B                                                    19,900            396,832
   Gorthon Lines AB Series B                                             69,300            165,345
   Gunnebo AB                                                            24,200            296,129
   Haldex AB                                                             77,200          1,212,600
   Hiq International AB                                                  45,000             81,550
*# IBS AB Series B                                                      173,950            306,273
 * Industrial & Financial Systems AB
     Series B                                                           146,500            220,328
 * Industrifoervaltnings AB Skandigen                                    46,200            130,388
 * Intellecta AB Series B                                                 7,100             29,561
*# Intentia International AB Series B                                   375,300            433,294
   Kinnevik Industrifoervaltnings AB
     Series B                                                           123,600          3,832,684
 * Klippans Finpappersbruk AB                                            30,800             85,216
   Klovern AB                                                            94,078            191,809
   Kungsleden AB                                                         61,800          1,725,052
   Lagercrantz Group AB Series B                                         86,000            248,439
 * LGP Allgon Holding AB                                                 73,900            584,845
   Ljungberg Gruppen AB Series B                                          4,200             61,011
 * Mandator AB                                                          157,500             20,369
 * Medivir Series B                                                      12,100            167,294
 * Medivir Series B Issue 04                                              6,050             83,647
 * Micronic Laser Systems AB                                             26,000            194,002
   Naerkes Elektriska AB Series B                                        31,650            382,424
   NCC AB Series A                                                       45,400            385,718
   NCC AB Series B                                                      335,800          2,837,210
   Nolato AB Series B                                                    15,900            113,166
   Observer AB                                                          242,600            880,154
   OEM International AB Series B                                          5,000             63,942
 * Ortivus AB                                                            12,300             47,015
 * Partnertech AB                                                        36,982            253,120
   PEAB AB Series B                                                     350,400          2,108,557
 * Pergo AB                                                             214,716            470,440
   Poolia AB Series B                                                    43,200            156,606
 * Pricer AB Series B                                                   441,000             62,586
 * Proact It Group AB                                                    27,000             80,283
   Profilgruppen AB                                                      15,000            118,780
   Protect Data AB                                                       15,600            109,070
 * PyroSequencing AB                                                    165,782            214,559
 * Rorvik Timber AB                                                      30,600             40,636
   Rottneros Bruk AB                                                  1,191,000          1,543,512
   Salus Ansvar AB Series B                                              36,600             82,050
 * Scribona AB Series A                                                  15,700             30,569
 * Scribona AB Series B                                                 189,100            380,692
 * Semcon AB                                                             30,500             98,601
 * Song Networks Holding AB                                              81,507            514,311
   Sweco AB Series B                                                     47,050            631,956
 * Teleca AB Series B                                                   239,600          1,360,808
   Trelleborg AB Series B                                               160,900          2,916,244
 * Turnit AB                                                            125,300             19,888
 * Viking Telecom AB                                                     29,100             15,595
   Wallenstam Byggnads AB Series B                                       79,600          2,095,528
 * Wedins Norden AB Series B                                            404,852            114,043
 * Westergyllen AB Series B                                               6,800             65,729
   Whilborg Fastigheter AB Class B                                      223,470          2,909,649
   WM-Data AB Series B                                                  166,500            371,566
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $30,332,980)                                                                   46,107,209
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $40,243)                                                                $        41,719
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $30,373,223)                                                                   46,148,928
                                                                                   ---------------
NETHERLANDS -- (2.5%)
COMMON STOCKS -- (2.5%)
*# Air France                                                           147,200          2,390,734
 * Begemann Groep NV                                                     24,247             91,925
 * Begemann Groep NV Series B                                            44,600             33,762
   Brunel International NV                                               22,100            176,263
   Buhrmann NV                                                          319,166          3,041,242
   Docdata NV                                                             7,400             45,606
 # Draka Holding NV                                                      96,444          1,567,289
 * Econosto NV                                                           23,804             42,314
   Gamma Holding NV                                                      58,811          2,566,306
   Gemeenschappeljk Bezit Crown van
     Gelder NV                                                           21,427            367,319
 # Grontmij NV                                                           11,700            432,563
*# Hagemeyer NV                                                       1,194,430          2,557,393
   Heijmans NV                                                           75,238          1,696,692
 * Ispat International NV                                               163,245          2,075,563
   Kas Bank NV                                                          103,866          1,890,872
 * Kendrion NV                                                           51,681            142,236
   Koninklijke Bam NV                                                    81,843          2,426,280
 # Koninklijke Nedlloyd NV                                              106,876          3,259,311
   Koninklijke Ten Cate NV                                               46,495          2,437,463
   Koninklijke Vopak NV                                                  96,886          1,594,880
   MacIntosh NV                                                          23,191            593,396
 * Maverix Capital NV                                                       900             41,763
 * Nedcon Groep NV                                                        5,046            116,364
   New Skies Satellites NV                                              313,809          2,540,295
   Nutreco Holding NV                                                    19,168            589,244
*# Petroplus International NV                                           127,889          1,208,235
   Reesink NV                                                             2,110            135,317
   Roto Smeets de Boer NV                                                20,904            840,548
 * Samas-Groep NV, Zaandam                                               51,325            335,679
 * Seagull Holding NV                                                     2,000              9,769
 * Semiconductor Industries NV                                          179,135          1,170,312
   Smit Internationale NV                                                10,692            361,677
 * SNT Groep NV                                                          80,047          1,291,301
   Stork NV                                                              92,187          1,821,956
 * Textielgroep Twenthe NV                                                1,200              3,663
 * Tulip Computers NV                                                    38,643             10,891
   Twentsche Kabel Holding NV                                            22,000            602,660
   Univar NV                                                             19,493            326,692
 * Van Der Mollen Holding NV                                            198,500          1,512,015
 * Versatel Telecom International NV                                     31,200             62,221
 * Wegener Arcade NV .                                                  163,817          1,601,058
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,385,100)                                                                   44,011,069
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Air France Warrants 11/06/07                                         133,819            168,315
 * Koninklijke Vopak NV Coupons
     06/04/04                                                            96,886                  0
 * Versatel Telecom International
     Warrants 10/10/04                                                   31,200              3,839
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $92,444)                                                                          172,154
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $32,477,544)                                                                   44,183,223
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Amanda Capital Oyj                                                   831,250    $       172,773
   Amer-Yhtymae Oyj Series A                                             80,600          4,137,249
   Aspocomp Group P.L.C.                                                 42,400            616,977
   Bank of Aland, Ltd.                                                    5,700            122,638
 * Benefon Oy                                                            19,000              4,879
   Efore Oy                                                              18,800            160,694
   Elcoteq Network Corp.                                                 54,550            899,246
 * Eq Online Oyj                                                         23,440             60,123
 * Evox Rifa Group Oyj                                                  120,395             16,167
   Finnair Oyj                                                          424,700          2,721,247
 # Finnlines Oyj                                                         81,100          2,239,109
   Fiskars Oy AB Series A                                               139,900          1,705,283
 # HK Ruokatalo Oy Series A                                              83,850            658,798
   Honkarakenne Oy Series B                                              15,900            130,641
   Huhtamaki Van Leer Oyj                                               257,400          3,377,403
   Ilkka-Yhtyma Oyj                                                      14,620            118,748
   Julius Tallberg-Kiinteistoet Oy, Helsinki
     Series B                                                            11,601            112,341
   Kemira Oyj                                                           123,100          1,554,848
   Laennen Tehtaat Oy                                                    25,850            405,193
 # Lemminkainen Oy                                                       66,400          1,144,838
   Leo Longlife Oy                                                       15,600            141,887
   Metsaemarkka Oyj Series B                                              3,700             30,188
 * Okmetic Oyj                                                           61,975            195,536
   Okobank Class A                                                      253,880          2,524,658
   Olvi Oyj Series A                                                     15,000            233,114
 # Raisio Group P.L.C. Series V                                         547,900          1,141,979
   Rautaruukki Oyj Series K                                             533,110          3,968,866
   Raute Oy Series A                                                     11,200             97,904
   Sponda Oyj                                                           434,535          3,493,601
 * Stonesoft Corp.                                                      210,298            154,318
   Tamfelt Oyj                                                            1,400             21,589
 * Tecnomen Holding Oyj                                                 245,197            345,070
   Tulikivi Oyj                                                          29,500            243,044
   Turkistuottajat Oy                                                     9,000             81,238
   Viking Line AB                                                        14,750            365,590
   Wartsila Corp. Oyj Series B                                          147,900          3,020,453
   Yit-Yhtymae Oyj                                                      106,200          2,111,700
   Yomi Oyj                                                              11,050             74,854
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $27,800,327)                                                                   38,604,784
                                                                                   ---------------
GREECE -- (1.9%)
COMMON STOCKS -- (1.9%)
   Aegek S.A.                                                           369,814            516,047
 * Agrotiki Insurance S.A.                                               44,150            199,455
   Alco Hellas ABEE S.A.                                                145,300            305,769
 * Allatini Industrial & Commercial Co.                                  58,400             97,688
 * Alte Technological Co. S.A.                                          299,816            212,822
 * Altec Information & Communication
     Systems S.A.                                                       348,200            238,762
   Alumil Milonas S.A.                                                   88,060            380,752
 * Aluminum of Attica S.A.                                              337,348            235,715
   Anek Lines S.A.                                                      258,359            368,972
   Arcadia Metal Industry C. Rokas S.A.                                  84,011            502,988
 * Aspis Pronia General Insurance S.A.                                  194,160            273,029
   Athens Medical Center S.A.                                           418,340            680,888
   Athens Water Supply & Sewage Co.
     S.A.                                                                58,200            401,330
 * Atlantic Super Market S.A.                                           128,310    $       216,505
   Attica Enterprises S.A. Holdings                                     482,314          1,946,668
   Atti-Kat S.A.                                                        378,008            277,412
 * Bitros Holdings S.A.                                                  82,020            281,455
   Delta Holdings S.A.                                                   64,300            414,856
   Edrasi Psalllidas Technical Co. S.A.                                 117,012            140,007
   Egnatia Bank S.A.                                                    407,070          1,372,735
   El. D. Mouzakis S.A.                                                 123,900            184,756
 * Ergas S.A.                                                            95,407             42,060
 * Etma Rayon S.A.                                                       39,176             37,773
 * Euro Reliance General Insurance                                       16,470             37,129
 * Euromedica S.A.                                                      109,200            270,925
 * Europaiki Techniki                                                    98,150             27,713
 * Fanco S.A.                                                            44,900             56,608
 * Forthnet S.A.                                                         61,700            438,541
   Fourlis S.A.                                                         155,000            902,400
   Frigoglass S.A.                                                      176,140            790,686
 * G.Polyhronos S.A.                                                     27,800             50,682
   General Construction Co. S.A.                                         11,000             87,098
   General Commercial & Industry                                         96,240             93,071
 * General Hellenic Bank                                                124,299          1,086,368
   Gnomon Construction S.A.                                             141,750             58,830
   Halkor S.A.                                                          132,600            252,649
   Hatziioannou S.A.                                                     97,400            289,701
   Hellas Can Packaging Manufacturers
     S.A.                                                                64,287            600,778
   Hellenic Cables S.A.                                                 122,938            149,889
   Hellenic Fabrics S.A.                                                 55,000            133,044
   Hellenic Sugar Industry S.A.                                          55,180            286,328
   Hellenic Technodomiki S.A.                                           138,880            692,760
   Hermes Real Estate S.A.                                               98,294            389,582
 * Inform P. Lykos S.A.                                                  21,930             83,617
 * Intracom Constructions S.A.                                          129,640            178,781
   Intracom S.A.                                                        428,826          2,157,352
 * J Boutaris & Son Holding S.A.                                        105,600            153,620
   Kalpinis Simos Steel Service Center                                   49,238            169,688
 * Karatzis SA                                                           58,710            104,119
   Kathimerini S.A.                                                      73,740            527,365
   Katselis Sons S.A.                                                    21,000             63,330
 * Keranis Holdings SA                                                   53,625             66,037
 * Kordellou Brothers S.A.                                               17,200             26,703
 * Lambrakis Press S.A.                                                 232,459            945,081
   Lavipharm S.A.                                                       160,616            264,674
   Light Metals Industry                                                120,028            300,600
 * Loulis Mills S.A.                                                     77,428            259,755
 * Maritime Company of Lesvos S.A.                                      164,000            108,448
 * Maxim Knitwear Factory C.M                                            61,360             42,894
   Mesochoritis Bros. Construction Co.                                   89,900             54,095
   Michaniki S.A.                                                       309,918            781,087
 * Minoan Lines S.A.                                                    328,387            855,859
   Mochlos S.A.                                                         679,690            365,659
   Mytilineos Holdings S.A.                                             128,870            806,060
 * N. Levederis S.A.                                                     24,700             16,910
 * Naoussa Spinning Mills S.A.                                           81,900            207,685
   Nexans Hellas S.A.                                                    25,070             90,208
   Nikas S.A.                                                            35,183            314,114
   Notos Com.Holdings S.A.                                               11,808             52,526
 * O. Daring Sain                                                        42,800             15,720
   Pantechniki S.A.                                                     201,405            372,685
 * Parnassos Enterprises S.A.                                            93,550             98,504
 * Pegasus Publishing & Printing S.A.                                   217,030            479,891

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Petzetakis S.A.                                                       88,200    $       263,571
 * Pilias S.A.                                                           85,264             27,081
   Piraeus Leasing                                                       23,551            192,229
 * Prodeftiki Technical Co.                                             164,900             94,808
 * Sanyo Hellas S.A.                                                    236,508            324,244
   Sarantis S.A.                                                        154,900            764,962
 * Sato S.A.                                                             93,160             85,485
   Selected Textile Industry Assoc. S.A.                                171,500            161,652
   Sfakianakis S.A.                                                      38,370            137,766
 * Sheet Steel S.A.                                                      77,100             37,712
 * Shelman Hellenic-Swiss Wood S.A.                                     155,548            209,429
   Silver and Baryte Ores Mining Co.
     S.A.                                                                88,550            638,541
   Spyroy Agricultural House S.A.                                       103,200            123,889
 * Stabilton S.A.                                                       221,900             21,678
   Strintzis Shipping Lines S.A.                                        486,146            636,602
   Technical Olympic S.A.                                               626,840          2,930,223
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    23,730              7,324
   Terna Tourist Technical & Maritime
     S.A.                                                                33,100            277,275
 * Themeliodomi S.A.                                                    140,360            262,392
   Thrace Plastics Co. S.A.                                             210,660            275,626
 * Varvaressos S.A. European Spinning
     Mills                                                               36,350             89,684
   Veterin S.A.                                                          62,096            233,677
   Vioter S.A.                                                          227,695            327,913
 * Vis Container Manufacturing Co.                                       12,511             42,529
   Zampa S.A.                                                             1,750             22,065
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $34,803,154)                                                                   34,174,650
                                                                                   ---------------
SPAIN -- (1.8%)
COMMON STOCKS -- (1.8%)
 * Amper SA                                                             101,200            508,290
*# Avanzit SA                                                            76,700            220,106
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                   11,875            841,569
   Cie Automotive SA                                                     17,839            239,436
   Cortefiel SA                                                         383,700          3,886,953
 * Dogi International Fabrics SA                                         21,900            130,048
*# Duro Felguera SA                                                      65,433            462,362
 * Ercros SA                                                            971,641            391,536
 * Espanola del Zinc SA                                                  53,703            119,400
   Europistas Concesionaria
     Espanola SA                                                        232,238          1,450,474
 # Funespana SA                                                          43,617            345,491
   Global Steel Wire SA                                                  73,031            163,193
   Grupo Empresarial Ence SA                                             82,280          2,173,842
*# Grupo Picking Pack SA                                              1,079,666            540,510
   Hullas del Coto Cortes                                                 7,000             88,045
   Iberpapel Gestion SA                                                  59,665          1,149,564
   Inbesos SA                                                            26,897            147,227
   Inmobiliaria Colonial SA ICSA                                         79,400          1,925,010
   Inmobiliaria Urbis SA                                                288,600          3,192,900
 * LSB (La Seda de Barcelona SA)
     Series B                                                           166,230            404,044
 * Mecalux SA                                                           101,989            697,112
 # Metrovacesa SA                                                        29,345          1,124,455
 * Nicolas Correa SA                                                     37,386            133,647
   Obrascon Huarte Lain SA                                              434,910          3,420,633
   Pescanova SA                                                          63,141    $     1,170,653
   Sol Melia SA                                                         111,200            957,702
   Tavex Algodonera SA                                                  139,958            539,996
*# Tecnocom Telecomunicaciones y
     Energia SA                                                          35,910            312,648
   Tubacex SA                                                           645,874          1,262,497
   Unipapel SA                                                           70,634          1,340,250
*# Uralita SA                                                           224,280          2,339,030
 * Urbanizzciones y Transportes SA                                       79,329             62,935
   Vidrala SA, Alava                                                     10,880            147,075
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           24,100            223,527
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $17,429,480)                                                                   32,112,160
                                                                                   ---------------
DENMARK -- (1.5%)
COMMON STOCKS -- (1.5%)
   Aarhus Oliefabrik A.S. Aeries A                                       10,395            549,768
 * Alm. Brand A.S.                                                       45,705          1,125,463
   Amagerbanken A.S.                                                      4,226            430,393
   Ambu International A.S. Series B                                       6,080             94,930
   Amtssparekassen Fyn A.S.                                               4,181            493,467
 * Andersen & Martini Series B                                            3,500             13,217
 # AS Dampskibsselsk Torm                                                73,140          1,694,862
   Bording (F.E.) A.S. Series B                                             475             21,446
 * Brodrene Hartmann A.S. Series B                                       13,560            231,483
   Codan A.S.                                                            52,875          2,216,007
   Dalhoff, Larsen & Hornemann A.S
     Series B                                                             3,663            175,157
 * Danionics A.S. Series A                                               12,586             14,509
 * Denka Holding A.S.                                                       400             19,692
 # DFDS A.S., Copenhagen                                                 20,820            794,580
   DiskontoBanken A.S.                                                    1,301            216,577
   Djursland Bank                                                         2,365            123,037
   East Asiatic Co., Ltd.                                                46,252          2,054,317
   Egnsbank Han Herred                                                    3,181            278,988
*# FLS Industries                                                       138,986          1,882,491
   Foras Holding A.S. Series A                                           31,379            343,026
   Forstaedernes Bank                                                     6,931            405,143
 * Genmab A.S.                                                           25,392            417,331
 * Glostrup Plade Vaerksted Industri
     A.S.                                                                 2,600             40,117
   H&H International A.S. Series B                                          500            122,002
 * Harboes Bryggeri A.S.                                                    460            108,728
   Hedegaard (Peder P.) A.S.                                              1,406             90,298
   Hojgaard Holding A.S. Series B                                         7,075            197,736
   HVB Bank A.S.                                                          3,110            120,793
 * Junckers (F.) Industrier A.S.                                          3,475                  6
   Kompan A.S.                                                              310             46,658
   Lan & Spar Bank A.S.                                                   5,706            259,088
   Lokalbanken I Nordsjaelland A.S.                                         690            109,433
 * Migatronic Series B                                                    1,294             26,132
   Mons Bank A.S.                                                           424             48,754
   Morso Bank                                                               240             31,124
   NKT Holding A.S.                                                      57,585          1,126,722
   Nordjyske Bank A.S.                                                    1,203            195,608
   Norresundby Bank                                                         439            148,064
 * NTR Holdings A.S.                                                      1,650             11,150
   Ove Arkil Series B                                                       680             68,994
   Per Aarsleff A.S. Series B                                             5,540            206,616
*# Pharmexa A.S.                                                         10,600             32,397

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pharmexa A.S. Issue 04                                                31,800    $        97,111
   Ringkjobing Bank                                                       3,440            208,823
   Ringkjobing Landbobank                                                 2,565            725,888
   Rockwool, Ltd.                                                        26,020          1,068,481
   Salling Bank                                                             500             44,311
   Sanistal A.S. Series B                                                 4,670            247,772
 * Scanbox Danmark A.S. Series B                                          3,400              1,077
   Scandinavian Brake Systems A.S.                                          510             25,957
   Schouw & Co. A.S.                                                     31,885            686,695
   Skaelskor Bank                                                           720             75,463
   Skjern Bank A.S.                                                       1,530            103,654
 * Spaencom A.S.                                                            300              8,189
   Spar Nord Holding                                                     11,919          1,045,109
   Sparbank Vest A.S.                                                    11,870            438,803
   Sparekassen Faaborg A.S.                                               1,634            380,385
   Sydbank A.S.                                                          17,570          2,514,708
 * TK Development                                                        26,740             57,529
 * Topdanmark A.S.                                                        1,000             60,468
 * Torsana A.S. Series B                                                    200              2,262
   Totalbanken A.S.                                                         600             62,061
 * Treka A.S.                                                            26,230            327,892
   Vestfyns Bank                                                            500             50,636
   Vestjysk Bank A.S.                                                    19,420            503,567
   VT Holdings Shares B                                                   5,900            261,908
 * Wessel & Vett Magasin du Nord A.S
     Series C                                                             6,498            122,311
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,210,557)                                                                   25,707,364
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $22,018)                                                                         22,612
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $16,232,575)                                                                   25,729,976
                                                                                   ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
   ABG Sundal Collier ASA                                                93,000             70,292
 * Aker Kvaerner ASA                                                    126,503          2,019,825
   Bonheur ASA                                                           39,205          1,006,800
 * Choice Hotel Scandinavia ASA                                          13,000             34,867
 * Dale of Norway Holding ASA                                            18,200              9,763
 # Det Norske Oljeselskap ASA Series A                                  154,800            609,179
*# DOF ASA                                                               30,000             71,382
 * EDB Elektronisk Data Behandling
     ASA                                                                 75,000            453,254
   Farstad Shipping ASA                                                  65,000            557,268
*# Fjord Seafood ASA                                                  1,451,246            651,034
*# Fred Olsen Energy ASA                                                303,500          1,972,795
 # Ganger Rolf ASA                                                       32,150            760,753
   Gresvig ASA                                                           13,300             69,405
   Hafslund ASA                                                          45,500            237,053
 * Home Invest ASA                                                        7,066              5,264
   Kverneland ASA                                                        39,457            516,920
 * Merkantildata ASA                                                  1,286,200            966,374
 # Nera ASA                                                             660,611          1,752,934
*# Ocean Rig ASA                                                        168,549            452,602
   Odfjell ASA Series A                                                  88,474          2,769,347
*# Petroleum Geo-Services ASA (New)                                      30,590          1,134,141
 * Petrolia Drilling ASA                                                  8,760                612
 * SAS AB                                                                38,000            338,434
 * Scana Industrier ASA                                                  33,500    $         5,312
 * Sinvest ASA                                                            6,003              9,574
   Smedvig ASA Series A                                                 281,900          2,648,790
 * Software Innovation ASA                                               47,062            208,316
 # Solstad Offshore ASA                                                  86,000            641,905
 * Tandberg Data ASA                                                    107,700            234,538
*# Tandberg Storage ASA                                                 107,700             38,675
 * Tandberg Television ASA                                              209,900          1,324,313
 * Tybring-Gjed ASA                                                     163,020             67,945
   Veidekke ASA                                                           7,000             66,240
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    122,600          3,407,398
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,099,061)                                                                   25,113,304
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $31,118)                                                                         31,055
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $17,130,179)                                                                   25,144,359
                                                                                   ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
   Ackermans & Van Haaren SA                                              3,300             78,800
 # Banque Nationale de Belgique                                             159            543,111
   Bekaert SA                                                            39,600          2,288,346
 # CFE (Compagnie Francois d'
     Entreprises)                                                         3,812            954,185
 # Cie Martime Belge SA                                                  49,059          4,612,215
   Cofinimmo SA                                                          15,405          1,975,231
   D'Ieteren SA                                                           1,562            310,940
   Exmar NV                                                              29,600          1,624,847
   Floridienne NV                                                         1,900            107,133
 # Immobel (Cie Immobiliere de
     Belgique SA)                                                        27,546          1,116,142
 * Integrated Production & Test
     Engineering NV                                                      28,600            164,102
*# Ion Beam Application SA                                              183,300          1,322,178
 * Ipso-Ilg SA                                                           38,662            307,215
   Nord-Sumatra Investissements SA                                          421            107,632
   Papeteries de Catala SA                                                  450             52,259
   Quick Restaurants SA                                                  38,332            515,800
 * Quick Restaurants VVPR                                                27,380                334
 # Recticel SA                                                           93,681            788,382
   Rosier SA                                                                200             26,150
 * Sait Radioholland                                                     21,764            134,895
   Sapec SA                                                               7,671            571,722
   Societe Belge Des Betons SA                                           12,520            724,269
 * Solvus SA                                                            146,000          2,163,398
   Spector Photo Group SA                                                11,701            137,259
 * Systemat SA                                                           68,225            382,695
*# Telindus Group SA                                                    218,239          2,105,538
   Tessenderlo Chemie                                                    12,418            434,695
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,786,308)                                                                   23,549,473
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                           15,405                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $16,786,308)                                                                   23,549,473
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 * Agrana Beteiligungs AG                                                 4,657    $       375,423
   Allgemeine Sparkasse
     Baugesellschaft                                                        120             13,036
*# Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    254,826          3,443,892
   Bohler Uddeholm AG                                                    45,712          3,485,876
   Constantia-Iso Holding AG                                             94,314          1,040,623
   Flughafen Wien AG                                                     37,104          2,064,969
 * Frauenthal Holding AG                                                  1,308             37,098
 * General Partners Inmobilienbesitz AG                                   5,900             11,095
   Linz Textil Holding AG                                                   200             36,463
 * RHI AG, Wien                                                          31,752            659,433
   Rosenbauer International AG                                            1,462             88,494
*# VA Technologie AG                                                     91,700          4,893,550
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $11,565,814)                                                                   16,149,952
                                                                                   ---------------
NEW ZEALAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 * AFFCO Holdings, Ltd.                                               3,125,460            491,368
   CDL Hotels NZ, Ltd.                                                2,017,530            519,755
   CDL Investments NZ, Ltd.                                             701,344            123,389
   Colonial Motor Co., Ltd.                                             207,470            380,656
 * Evergreen Forests, Ltd.                                              648,900            163,921
   Fisher & Paykel Apppliances Holdings,
     Ltd.                                                               131,412            377,636
*# Fletcher Challenge Forests, Ltd.                                     550,302            659,668
   Hellaby Holdings, Ltd.                                               149,400            471,023
   Independent Newspapers, Ltd.
     (Auckland)                                                       1,213,784          3,712,928
 * Kingsgate International Corp., Ltd.                                1,021,800            198,397
   Met Lifecare, Ltd.                                                   161,905            228,540
 * New Zealand Oil & Gas, Ltd.                                          308,137            138,915
   New Zealand Refining Co., Ltd.                                        12,100            144,766
 * New Zealand Rural Properties, Ltd.                                    45,022                  0
 * Pan Pacific Petroleum NL                                             374,079             45,905
   Pyne Gould Guinness, Ltd.                                            246,048            242,229
 * Richina Pacific, Ltd.                                                704,552            176,918
 * Rubicon, Ltd.                                                      1,718,412            895,903
   Sanford, Ltd.                                                        323,500            985,739
   South Port New Zealand, Ltd.                                          71,088             61,735
   Steel & Tube Holdings, Ltd.                                          250,000            612,202
 * Tasman Farms                                                         228,576                  0
   Taylors Group, Ltd.                                                   42,000             69,070
   Tourism Holdings, Ltd.                                               581,225            601,778
*# Tower, Ltd.                                                        3,023,588          3,022,885
 * Trans Tasman Properties, Ltd.                                      3,568,944            896,640
   Williams & Kettle, Ltd.                                               67,534            114,578
   Wrightson, Ltd.                                                      480,700            423,096
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $9,939,736)                                                                    15,759,640
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $3,364)                                                                           3,395
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $9,943,100)                                                                    15,763,035
                                                                                   ---------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
   Abbey P.L.C.                                                         117,120          1,116,915
 * Arcon International Resources P.L.C.                                 441,600    $        18,646
 * Ardagh P.L.C.                                                         77,019            112,862
 * Dragon Oil P.L.C.                                                  2,035,113          1,673,748
   Greencore Group P.L.C.                                               171,697            649,651
   Heiton Holdings P.L.C.                                               211,378          1,240,142
   IFG Group P.L.C.                                                     307,277            394,331
 * Iona Technologies P.L.C.                                             146,143            755,592
 * Irish Intercontental Group P.L.C.                                    110,167          1,445,388
   Jurys Hotel Group P.L.C.                                             398,885          4,851,501
 * Oakhill Group P.L.C.                                                  69,119             13,505
   Readymix P.L.C.                                                      333,997            637,739
 * Ryan Hotels P.L.C.                                                   418,106            664,739
   Waterford Wedgwood P.L.C.                                          5,271,476          1,262,930
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $10,796,202)                                                                   14,837,689
                                                                                   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                         2,306,331          3,575,343
   Efacec Capital SGPS SA                                               178,200            455,050
 * Investimentos Participacoes e Gestao
     SA Inapa                                                           440,502          1,682,184
 * Papelaria Fernandes-Industria
     e Comercia SA                                                        2,000              9,846
 * Sociedad Construcoes Soares da
     Costa SA                                                           294,047          1,044,486
 * Sonae Industria-Sociedade Gestora
     de Participacoes Sociais SA                                         18,110             75,145
 * Tertir Terminais de Portugal SA                                       80,798            313,502
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $6,236,629)                                                                     7,155,556
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $625,495)                                                                       639,953
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Promet Berhad                                                        201,000             15,340
 * Rekapacific Berhad                                                   130,000                  0
 * Saship Holdings Berhad                                               361,000             84,550
 * Wing Tiek Holdings Berhad                                             86,000             20,142
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $663,374)                                                                         120,032
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (14.9%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $50,000,000
     FNMA Notes 6.125%, 03/15/12,
     valued at $54,437,500 and by
     $6,170,000 FNMA Discount Notes
     0.96%, 06/16/04, valued at $6,166,915)
     to be repurchased at $59,708,904
     (Cost $59,703,000)                                         $        59,703         59,703,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
   Repurchase Agreement, Mizuho Securities USA and Deutsche
     Bank Securitites 1.00%, 06/01/04 (Collateralized by
     $370,358,487 U.S. Strips and U.S. Treasury Note 7.50%,
     maturities ranging from 02/15/05 to 08/15/29, valued
     at $227,201,029) to be repurchased at $204,368,294
     (Cost $204,345,589)^                                       $       204,346    $   204,345,589
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $264,048,589)                                                                 264,048,589
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,453,848,904)++                                                         $ 1,773,836,721
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $1,453,885,401.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company                                                         $   767,304,469
                                                                                   ---------------
    Total Investments (100%) (Cost $628,994,952)++                                 $   767,304,469
                                                                                   ===============

----------
++The cost for federal income tax purposes is $629,435,761.

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company                                                         $   133,829,242
                                                                                   ---------------
    Total Investments (100%) (Cost $121,171,464)++                                 $   133,829,242
                                                                                   ===============

----------
++The cost for federal income tax purposes is $121,171,855.

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     SHARES             VALUE+
                                                                     ------             ------
Investment in The DFA One-Year Fixed Income Series of The DFA
  Investment Trust Company                                          181,594,608    $ 1,819,577,972
                                                                                   ---------------
    Total Investments (100%) (Cost $1,817,500,870)++                               $ 1,819,577,972
                                                                                   ===============

----------
++The cost for federal income tax purposes is $1,824,917,442.

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     SHARES             VALUE+
                                                                     ------             ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company                                  150,564,458    $ 1,505,644,580
                                                                                   ---------------
    Total Investments (100%) (Cost $1,510,648,589)++                               $ 1,505,644,580
                                                                                   ===============

----------
++The cost for federal income tax purposes is $1,519,256,467.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
AGENCY OBLIGATIONS -- (99.1%)
   Federal Farm Credit Bank
     3.000%, 04/15/08                                           $        13,550    $    13,117,213
     3.625%, 10/24/08                                                    83,000         81,434,869
     3.700%, 12/17/08                                                    56,700         55,404,575
   Federal Home Loan Bank
     2.750%, 03/14/08                                                     3,000          2,892,306
     2.625%, 07/15/08                                                    19,000         18,036,605
     5.945%, 07/28/08                                                     3,000          3,228,042
     3.750%, 08/15/08                                                    49,400         48,825,824
     5.500%, 08/15/08                                                    10,000         10,550,070
     5.800%, 09/02/08                                                    53,300         56,861,826
     5.865%, 09/02/08                                                     2,670          2,865,919
     3.625%, 11/14/08                                                    24,000         23,542,920
     3.625%, 11/14/08                                                    17,000         16,676,235
     3.500%, 02/13/09                                                    42,880         41,624,688
     3.000%, 04/15/09                                                     9,000          8,511,201
   Tennessee Valley Authority
     5.375%, 11/13/08                                                    70,445         74,234,307
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $469,214,734)                                                                 457,806,600
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.89%, 06/01/04 (Collateralized by $4,314,000 FNMA Notes
     1.50%, 09/21/05, valued at $4,287,038) to be repurchased
     at $4,223,418
     Cost $4,223,000)                                                     4,223          4,223,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $473,437,734)++                                                           $   462,029,600
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
++  The cost for federal income tax purposes is $473,437,734.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
UNITED STATES -- (58.5%)
AGENCY OBLIGATIONS -- (31.7%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                           $        72,000    $    70,642,296
Federal Home Loan Bank
     2.625%, 07/15/08                                                    20,000         18,985,900
     5.800%, 09/02/08                                                    15,500         16,535,803
     3.625%, 11/14/08                                                    39,000         38,257,245
     3.625%, 11/14/08                                                     5,000          4,904,775
     3.000%, 04/15/09                                                    10,000          9,456,890
Federal Home Loan Mortgage
   Corporation
     3.625%, 09/15/08                                                    41,000         40,343,098
     5.125%, 10/15/08                                                    24,000         25,046,976
     5.750%, 03/15/09                                                    16,000         17,062,624
     3.375%, 04/15/09                                                     8,000          7,699,232
Federal National Mortgage Association
     3.250%, 08/15/08                                                    12,000         11,653,932
     5.250%, 01/15/09                                                    12,500         13,058,000
     3.250%, 02/15/09                                                    52,000         49,880,844
Tennessee Valley Authority
     5.375%, 11/13/08                                                    24,400         25,712,500
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $357,933,850)                                                                 349,240,115
                                                                                   ---------------
BONDS -- (26.8%)
Bayerische Landesbank
     2.875%, 10/15/08                                                     7,600          7,173,975
     5.875%, 12/01/08                                                     9,600         10,252,359
Citigroup, Inc.
     3.625%, 02/09/09                                                     7,000          6,782,678
Fifth Third Bank
     3.375%, 08/15/08                                                    21,035         20,487,796
General Electric Capital Corp.
     4.250%, 01/15/08                                                    22,050         22,295,372
Gillette Co.
     2.875%, 03/15/08                                                    21,300         20,658,380
     2.500%, 06/01/08                                                     6,500          6,164,080
Procter & Gamble Co.
     6.125%, 05/08/08                                                    24,400         26,151,920
     4.300%, 08/15/08                                                     4,200          4,262,756
Siemens Capital Co., Ltd.
     6.000%, 02/11/08                                                    24,200         25,889,160
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                    28,000         26,864,124
US Bank NA
     3.400%, 03/02/09                                                    30,250         28,971,696
Wal-Mart Stores, Inc.
     3.375%, 10/01/08                                                    25,000         24,292,275
Wells Fargo & Co. Corporate Bonds
     3.125%, 04/01/09                                                    32,090         30,385,026
Westdeutsche Landesbank
  6.050%, 01/15/09                                              $        32,200    $    34,335,697
                                                                                   ---------------
TOTAL BONDS
   (Cost $300,787,752)                                                                 294,967,294
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $658,721,602)                                                                 644,207,409
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
   OBLIGATIONS -- (8.9%)
BONDS -- (8.9%)
African Development Bank
     3.250%, 08/01/08                                                    23,000         22,343,948
European Investment Bank
     5.375%, 09/16/08                                                    24,200         25,584,724
Inter-American Development Bank
     3.375%, 03/17/08                                                    12,050         11,926,644
     5.375%, 11/18/08                                                     9,000          9,555,831
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 10/29/08                                                    27,260         28,513,960
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $99,957,756)                                                                   97,925,107
                                                                                   ---------------
CANADA -- (7.7%)
BONDS -- (7.7%)
BP Canada Finance
     3.625%, 01/15/09                                                     6,200          6,064,313
Canada Mortgage and Housing Corp.
     3.375%, 12/01/08                                                    15,400         15,133,134
Canadian Government
     5.250%, 11/05/08                                                    26,300         27,888,520
Province of Ontario
     5.500%, 10/01/08                                                    26,520         27,977,035
Province of British Columbia
     5.375%, 10/29/08                                                     7,670          8,114,093
                                                                                   ---------------
TOTAL -- CANADA
   (Cost $86,952,455)                                                                   85,177,095
                                                                                   ---------------
GERMANY -- (7.7%)
BONDS -- (7.7%)
Deutsche Postbank
     5.500%, 02/17/09                                                     8,000          8,451,200
KFW International Finance, Inc.
     3.250%, 03/30/09                                                    30,800         29,868,670
Landesbank Baden-Wuerttemberg
   Foerderbank
     3.000%, 09/30/08                                                    24,200         23,277,980
Landwirtschaft Rentenbank
     3.250%, 06/16/08                                                    17,500         17,133,812
     3.875%, 09/04/08                                                     6,300          6,288,206
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $87,326,372)                                                                   85,019,868
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
FRANCE -- (4.7%)
BONDS -- (4.7%)
Dexia Credit Local de France
     5.500%, 01/21/09                                           $        20,115    $    21,225,348
Total Capital SA
     3.500%, 01/05/09                                                    30,900         30,195,480
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $52,810,527)                                                                   51,420,828
                                                                                   ---------------
NETHERLANDS -- (4.1%)
BONDS -- (4.1%)
Nederlandse Waterschaps
     2.750%, 12/30/08                                                    19,300         18,296,400
Rabobank
     5.500%, 09/17/08                                                    25,000         26,412,500
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $45,822,919)                                                              $    44,708,900
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@
                                                                    -------
                                                                     (000)
SWEDEN -- (3.1%)
BONDS -- (3.1%)
Sweden Government Bond
     5.000%, 01/28/09                                                   247,000         34,635,163
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
AUSTRIA -- (1.7%)
BONDS -- (1.7%)
Republic of Austria
     6.250%, 05/19/08                                           $        17,657    $    19,183,624
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
SPAIN -- (1.6%)
BONDS -- (1.6%)
Spain (Kingdom of)
     5.875%, 07/28/08                                           $        16,000    $    17,204,480
                                                                                   ---------------
JAPAN -- (1.5%)
BONDS -- (1.5%)
Nippon Telegraph & Telephone Corp.
     6.000%, 03/25/08                                                    15,110         16,167,413
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
   (Cost $5,393)                                                                             6,351
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.5%)
Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $5,322,000 FHLB
   Notes 3.375%, 06/15/04, valued
   at $5,408,483) to be repurchased at
   $5,327,527 (Cost $5,327,000)                                           5,327          5,327,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,124,513,788)++                                                         $ 1,100,983,238
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $1,124,513,788.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                ---------------    ---------------
                                                                    (000)
U.S. TREASURY OBLIGATIONS -- (34.9%)
  U.S. Treasury Bonds
    11.250%, 02/15/15                                           $         5,000    $     7,701,560
    10.625%, 08/15/15                                                     6,000          8,990,628
    9.875%, 11/15/15                                                      6,000          8,617,032
    9.250%, 02/15/16                                                      9,000         12,455,856
    7.250%, 05/15/16                                                      6,000          7,224,612
    9.000%, 11/15/18                                                      4,200          5,839,806
  U.S. Treasury Notes
    5.625%, 05/15/08                                                     11,000         11,862,378
    5.500%, 05/15/09                                                      5,000          5,386,330
    6.000%, 08/15/09                                                     10,000         10,996,090
    6.500%, 02/15/10                                                      6,600          7,435,573
    5.750%, 08/15/10                                                      3,600          3,920,342
    5.000%, 08/15/11                                                     10,000         10,414,450
    3.875%, 02/15/13                                                     10,300          9,808,340
    7.500%, 11/15/16                                                      4,000          4,911,876
                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $112,968,825)                                                                  115,564,873
                                                                                   ---------------
AGENCY OBLIGATIONS -- (64.6%)
  Federal Farm Credit Bank
    6.000%, 01/07/08                                                      5,000          5,375,145
    6.450%, 10/07/09                                                      2,000          2,188,970
    7.160%, 05/19/10                                                      3,000          3,392,958
    6.700%, 11/22/10                                                      2,000          2,220,270
    6.135%, 12/13/10                                                      4,000          4,305,548
    5.750%, 01/18/11                                                      9,000          9,504,081
    6.000%, 03/07/11                                                      9,000          9,608,571
    6.740%, 04/11/11                                                      1,000          1,109,814
    4.800%, 05/24/11                                                      3,300          3,287,034
    6.300%, 06/06/11                                                      2,800          3,047,327
    6.260%, 12/02/11                                                      2,000          2,168,288
    6.280%, 11/26/12                                                      3,000          3,261,864
    4.150%, 05/15/13                                                      4,000          3,738,932
    8.160%, 09/30/14                                                      3,615          4,434,343
  Federal Home Loan Bank
    6.200%, 10/10/07                                                      2,000          2,161,262
    5.895%, 01/14/08                                                      2,100          2,251,036
    6.030%, 01/30/08                                                      2,000          2,153,202
    7.000%, 02/15/08                                                      2,000          2,223,486
    5.905%, 03/27/08                                                      4,000          4,290,516
    6.185%, 05/06/08                                                      1,000          1,084,299
    6.045%, 05/22/08                                                      1,000          1,079,319
    5.945%, 07/28/08                                            $         6,000    $     6,456,084
    5.915%, 08/25/08                                                      3,000          3,224,796
    5.800%, 09/02/08                                                      3,000          3,200,478
    5.550%, 11/17/08                                                      5,000          5,301,115
    5.315%, 12/23/08                                                     10,000         10,501,590
    5.545%, 02/17/09                                                      3,000          3,177,780
    5.950%, 03/16/09                                                      5,550          5,976,223
    5.863%, 04/22/09                                                      9,000          9,654,237
    6.730%, 06/22/09                                                      2,500          2,781,573
    6.500%, 08/14/09                                                      3,000          3,304,488
    6.500%, 11/13/09                                                      9,000          9,910,278
    3.875%, 02/12/10                                                      3,000          2,901,456
    7.375%, 02/12/10                                                      2,080          2,380,248
    4.125%, 08/13/10                                                      9,000          8,723,817
    6.625%, 11/15/10                                                      1,000          1,103,634
    7.200%, 06/14/11                                                      3,000          3,430,647
    5.750%, 05/15/12                                                     10,500         11,048,594
    4.500%, 11/15/12                                                      8,000          7,705,248
    3.875%, 06/14/13                                                      3,600          3,282,019
    4.500%, 09/16/13                                                      8,000          7,603,072
  Tennessee Valley Authority
    5.375%, 11/13/08                                                      8,000          8,430,328
    5.625%, 01/18/11                                                     11,000         11,572,847
    6.000%, 03/15/13                                                      9,000          9,563,634
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $205,012,334)                                                                  214,120,451
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $1,793,000
    FHLB Floating Rate Notes, 10/03/05,
    valued at $1,790,759) to be
    repurchased at $1,764,174
    (Cost $1,764,000)                                                     1,764          1,764,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $319,745,159)++                                                           $   331,449,324
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
++  The cost for federal income tax purposes is $319,745,160.

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
MUNICIPAL BONDS -- (65.4%)
Alabama -- (3.4%)
Alabama State Department of
   Dock Facilities Revenue Bonds
     6.000%, 10/01/08                                           $         1,000    $     1,120,470
Alabama State Federal Highway
   Finance Authority Series A
     5.000%, 03/01/09                                                     4,000          4,307,600
Alabama Water Pollution Control
   Authority Revenue Bonds
     5.000%, 08/15/08                                                     2,160          2,328,264
Huntsville, Alabama General Obligations
     4.500%, 08/01/07                                                     1,000          1,050,740
Jefferson County, Alabama Series A
   General Obligations
     5.000%, 04/01/08                                                     1,300          1,395,745
                                                                                   ---------------
                                                                                        10,202,819
                                                                                   ---------------
Arizona -- (2.2%)
Arizona State Transportation Board
   Revenue Bonds
     5.250%, 07/01/08                                                     3,000          3,266,670
City of Scottsdale, Arizona General
   Obligations
     5.000%, 07/01/08                                                     2,250          2,432,137
Pima County, Arizona General
   Obligations
     5.100%, 07/01/07                                                     1,000          1,072,850
                                                                                   ---------------
                                                                                         6,771,657
                                                                                   ---------------
Colorado -- (0.4%)
Jefferson County, Colorado School
   District General Obligations
     5.500%, 12/15/06                                                     1,000          1,082,160
                                                                                   ---------------
Connecticut -- (1.9%)
State of Connecticut Health
   Education Refunding Bonds
     4.500%, 03/15/09                                                     5,600          5,931,128
                                                                                   ---------------
Delaware -- (0.7%)
Delaware Transportation Authority
   Series B Revenue Bonds
     5.250%, 07/01/07                                                     1,000          1,080,650
State of Delaware Series B
   General Obligations
     5.000%, 05/01/07                                                     1,000          1,070,910
                                                                                   ---------------
                                                                                         2,151,560
                                                                                   ---------------
Florida -- (2.8%)
Florida State Board of Education
   Series C General Obligations
     4.000%, 06/01/09                                                     4,000          4,147,240
Florida State Board of Education
   Series H General Obligations
     5.000%, 06/01/08                                           $         2,000    $     2,160,480
Jacksonville, Florida Excise Taxes
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,083,250
Tallahassee, Florida Energy Systems
     2.750%, 10/01/05                                                     1,000          1,011,740
                                                                                   ---------------
                                                                                         8,402,710
                                                                                   ---------------
Georgia -- (2.2%)
State of Georgia Finance &
   Investment Committee
     5.750%, 09/01/07                                                     1,000          1,098,340
State of Georgia General Obligations
     5.250%, 08/01/07                                                     1,000          1,081,780
State of Georgia General Obligations
     6.700%, 08/01/08                                                     2,000          2,293,280
State of Georgia General Obligations
     6.250%, 04/01/09                                                     2,000          2,276,900
                                                                                   ---------------
                                                                                         6,750,300
                                                                                   ---------------
Hawaii -- (0.7%)
State of Hawaii General Obligations
     5.000%, 04/01/08                                                     2,000          2,150,300
                                                                                   ---------------
Illinois -- (4.2%)
Central Lake County, Illinois General
   Obligations
     6.000%, 02/01/08                                                     1,000          1,105,430
Chicago Metropolitan Water Reclamation
   District General Obligations
     5.500%, 12/01/08                                                     2,000          2,194,800
Chicago, Illinois Public Building
   Commission Revenue Bonds
     5.000%, 03/01/08                                                     1,000          1,072,490
Chicago, Illinois Tax Increment
     5.500%, 01/01/07                                                       970          1,040,432
Du Page, Cook & Will Counties
   Community College District
   General Obligations
     5.000%, 06/01/08                                                     2,175          2,334,210
Du Page, Illinois Water Commission
   General Obligations
     5.000%, 03/01/07                                                     1,000          1,061,220
State of Illinios First Series
   General Obligations
     5.250%, 04/01/07                                                       600            644,586
State of Illinois General Obligations
     5.500%, 04/01/09                                                     3,000          3,303,900
                                                                                   ---------------
                                                                                        12,757,068
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)

Indiana -- (1.4%)
Indianapolis, Indiana Local Improvement
   Revenue Bonds
     6.500%, 01/01/08                                           $         1,000    $     1,120,760
Ivy Technical State College
   Revenue Bonds
     5.000%, 07/01/08                                                     1,000          1,074,950
Logansport Multi-Purpose School
   Building Corp. Revenue Bonds
     4.250%, 07/05/08                                                     1,000          1,046,490
Valparaiso, Indiana School
   Building Corp.
     4.500%, 01/05/07                                                     1,000          1,048,280
                                                                                   ---------------
                                                                                         4,290,480
                                                                                   ---------------
Kansas -- (1.1%)
Johnson County, Kansas General
   Obligations
     5.250%, 09/01/07                                                     1,000          1,078,660
Kansas State Development Finance
   Authority Revenue Bonds
     5.000%, 10/01/07                                                     1,000          1,074,680
Wyandotte County, Kansas City, Kansas
     5.000%, 09/01/07                                                     1,000          1,072,880
                                                                                   ---------------
                                                                                         3,226,220
                                                                                   ---------------
Kentucky -- (1.1%)
Kentucky State Turnpike Authority
   Revenue Bonds
     5.500%, 07/01/08                                                     3,000          3,286,860
                                                                                   ---------------
Louisiana -- (1.3%)
Calcasieu Parish, Louisiana
   General Obligations
     4.600%, 08/15/06                                                       700            736,176
New Orleans, Louisiana Certificates of
   Indebtedness General Obligations
     5.000%, 03/01/08                                                     1,000          1,070,290
Shreveport, Louisiana Series A
   Certificates of Indebtedness
     5.000%, 10/01/07                                                     1,000          1,073,690
St. Tammany Parish, Louisiana
     6.000%, 04/01/07                                                     1,000          1,091,500
                                                                                   ---------------
                                                                                         3,971,656
                                                                                   ---------------
Maryland -- (1.1%)
State of Maryland General Obligations
     5.000%, 07/15/08                                                     2,000          2,167,400
Washington Suburban Sanitation
   District General Obligations
     5.250%, 06/01/08                                                     1,000          1,095,150
                                                                                   ---------------
                                                                                         3,262,550
                                                                                   ---------------
Massachusetts -- (1.1%)
Boston, Massachusetts Series A
   General Obligations
     5.000%, 02/01/08                                                     1,000          1,072,410
State of Massachusetts Series C
   General Obligations
     5.250%, 12/01/07                                           $         2,000    $     2,157,880
                                                                                   ---------------
                                                                                         3,230,290
                                                                                   ---------------
Michigan -- (2.8%)
Detroit, Michigan City School District
   Series B General Obligations
     4.500%, 05/01/08                                                     1,000          1,055,320
Fraser Public School District
   General Obligations
     5.150%, 05/01/08                                                     1,000          1,079,140
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,082,590
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/08                                                     3,000          3,274,530
Michigan State Comprehensive
   Transportation Series A
   Revenue Bonds
     5.750%, 05/15/07                                                     1,000          1,087,690
Wayne County, Michigan Community
   College General Obligations
     5.000%, 07/01/07                                                     1,000          1,069,300
                                                                                   ---------------
                                                                                         8,648,570
                                                                                   ---------------
Minnesota -- (1.1%)
Metropolitan Council of Minneapolis
   and St. Paul General Obligations
     4.000%, 02/01/08                                                     1,200          1,247,196
State of Minnesota General Obligations
     6.000%, 08/01/05                                                     1,000          1,049,800
State of Minnesota General Obligations
     5.000%, 11/01/07                                                     1,000          1,077,160
                                                                                   ---------------
                                                                                         3,374,156
                                                                                   ---------------
Mississippi -- (0.3%)
Rankin County, Mississippi
   School District
     4.500%, 02/01/07                                                     1,000          1,047,460
                                                                                   ---------------
Missouri -- (1.1%)
State of Missouri General Obligations
     5.000%, 08/01/08                                                     3,000          3,246,300
                                                                                   ---------------
Nevada -- (3.0%)
Clark County, Nevada School District
   General Obligations
     4.000%, 06/01/09                                                     3,540          3,665,316
Las Vegas, Nevada Valley Water
   Distribution Series B
     5.250%, 06/01/09                                                     2,830          3,092,284
State of Nevada General Obligations
     5.375%, 10/01/08                                                     2,100          2,294,733
                                                                                   ---------------
                                                                                         9,052,333
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
New Hampshire -- (0.3%)
New Hampshire State Turnpike
   Systems Revenue Bonds
     5.000%, 10/01/06                                           $         1,000    $     1,059,660
                                                                                   ---------------
New Jersey -- (0.4%)
New Jersey State Transportation Trust
   Fund Authority
     5.375%, 12/15/07                                                     1,000          1,090,620
                                                                                   ---------------
New Mexico -- (0.5%)
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                       550            588,115
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                     1,000          1,069,300
                                                                                   ---------------
                                                                                         1,657,415
                                                                                   ---------------
New York -- (1.9%)
Long Island Power Authority Series A
   Revenue Bonds
     5.250%, 12/01/05                                                     1,000          1,047,160
Municipal Assistance Corp. for the
   City of New York
     6.000%, 07/01/07                                                     1,000          1,100,230
New York State Thruway Authority
     5.000%, 04/01/09                                                     3,500          3,776,850
                                                                                   ---------------
                                                                                         5,924,240
                                                                                   ---------------
North Carolina -- (1.8%)
Durham County, North Carolina
   General Obligation Bonds
     5.500%, 04/01/09                                                     3,000          3,319,500
North Carolina State Public
   Improvements General Obligations
     5.500%, 03/01/08                                                     1,000          1,096,420
University of North Carolina
   Revenue Bonds
     5.000%, 04/01/08                                                     1,000          1,075,900
                                                                                   ---------------
                                                                                         5,491,820
                                                                                   ---------------
Ohio -- (4.3%)
Franklin County, Ohio
   General Obligations
     5.500%, 12/01/07                                                     1,000          1,094,170
Ohio State Building Authority
   Revenue Bonds
     5.500%, 10/01/08                                                     1,500          1,644,090
Ohio State Higher Education Capital
   Facilities Revenue Bonds
     5.000%, 12/01/08                                                     5,000          5,411,300
Ohio State Higher Education Capital
   Facilities Series II Revenue Bonds
     5.250%, 12/01/06                                                     1,000          1,072,880
Ohio State Water Development Authority
   Revenue Bonds
     5.000%, 06/01/08                                                     2,500          2,694,725
State of Ohio Highway Improvement
   General Obligations
     5.500%, 05/01/07                                                     1,000          1,083,700
                                                                                   ---------------
                                                                                        13,000,865
                                                                                   ---------------
Oklahoma -- (1.5%)
Grand River Dam Authority of Oklahoma
   Revenue Bonds
     5.750%, 06/01/08                                           $         4,000    $     4,420,680
                                                                                   ---------------
Oregon -- (3.2%)
Oregon State Deparment of
   Transportation Revenue Bonds
     5.000%, 11/15/06                                                       900            959,553
Oregon State Department of
   Administrative Services
   Revenue Bonds
     5.250%, 04/01/08                                                     2,000          2,169,800
Salem-Keizer, Oregon School District
   General Obligations
     5.000%, 06/15/09                                                     6,055          6,565,013
                                                                                   ---------------
                                                                                         9,694,366
                                                                                   ---------------
Pennsylvania -- (1.8%)
Allegheny County, Pennsylvania
   Sanitation Authority
     5.000%, 12/01/07                                                     1,000          1,074,820
Berks County, Pennsylvania
   General Obligations
     6.350%, 11/15/07                                                     1,500          1,674,450
Pennsylvania Intergovernmental
   Cooperative Authority Special Tax
     5.000%, 06/15/08                                                     1,000          1,074,970
Pittsburgh, Pennsylvania School District
   General Obligations
     5.000%, 09/01/07                                                     1,000          1,071,270
State of Pennsylvania
   General Obligations
     5.000%, 01/15/07                                                       650            691,405
                                                                                   ---------------
                                                                                         5,586,915
                                                                                   ---------------
South Carolina -- (1.0%)
Piedmont Municipal Power Agency
   Electric Revenue Bonds Series 1985B
     6.125%, 01/01/07                                                     1,000          1,087,580
State of South Carolina
   General Obligations
     5.000%, 04/01/09                                                     1,900          2,060,037
                                                                                   ---------------
                                                                                         3,147,617
                                                                                   ---------------
Tennessee -- (3.2%)
Knox County, Tennessee
   General Obligations
     4.500%, 04/01/08                                                     2,000          2,109,880
Metro Government Nashville & Davidson
   Counties General Obligations
     5.250%, 10/15/07                                                     1,000          1,081,170
Metro Government Nashville & Davidson
   Counties General Obligations
     5.000%, 11/15/08                                                     2,000          2,158,600
Shelby County, Tennessee
   General Obligations
     5.000%, 04/01/09                                                     4,195          4,519,022
                                                                                   ---------------
                                                                                         9,868,672
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
Texas -- (3.9%)
Austin, Texas Electric Utility Systems
   Revenue Bonds
     5.000%, 11/15/05                                           $         1,000    $     1,043,090
Dallas, Texas Waterworks &
   Sewer System
     5.250%, 10/01/08                                                     3,000          3,265,620
Houston, Texas Public Improvement
   General Obligations
     5.500%, 03/01/06                                                       500            529,305
Lower Colorado River Authority
   Revenue Bonds
     5.250%, 05/15/08                                                     1,000          1,081,660
San Antonio, Texas General
   Improvement General Obligations
     5.000%, 08/01/07                                                     1,000          1,071,400
Texas State University Systems
   Financing Revenue Bonds
     5.000%, 03/15/09                                                     2,245          2,414,834
Trinity River Authority Texas Regional
   Wastewater System Revenue Bond
     5.500%, 08/01/08                                                     2,200          2,403,588
                                                                                   ---------------
                                                                                        11,809,497
                                                                                   ---------------
Utah -- (2.4%)
Salt Lake City, Utah General Obligations
     5.250%, 06/15/07                                                     1,000          1,078,020
Salt Lake County, Utah Municipal
   Building Authority Lease
   Revenue Bonds
     5.000%, 10/01/08                                                     1,800          1,941,246
State of Utah General Obligations
     4.000%, 07/01/08                                                     3,000          3,124,590
Utah State Board of Regents
   Revenue Bonds
     5.250%, 04/01/08                                                     1,000          1,081,130
                                                                                   ---------------
                                                                                         7,224,986
                                                                                   ---------------
Vermont -- (0.3%)
Vermont Public Power Supply Authority
     4.000%, 07/01/07                                                     1,000          1,038,430
                                                                                   ---------------
Virginia -- (1.7%)
Arlington County, Virginia
   General Obligations
     4.000%, 01/15/09                                                     4,000          4,157,400
Richmond, Virginia General Obligations
     5.000%, 07/15/07                                                     1,000          1,070,140
                                                                                   ---------------
                                                                                         5,227,540
                                                                                   ---------------
Washington -- (2.6%)
King County, Washington Sewer
   Revenue Bonds
     5.250%, 01/01/08                                                     2,000          2,152,240
Seattle, Washington Drain & Wastewater
   Revenue Bonds
     4.000%, 07/01/08                                                     1,000          1,035,680
Snohomish County, Washington School
   District Revenue Bonds
     4.500%, 06/01/09                                           $         3,500    $     3,695,825
State of Washington General Obligations
     5.500%, 09/01/07                                                     1,000          1,086,050
                                                                                   ---------------
                                                                                         7,969,795
                                                                                   ---------------
Wisconsin -- (0.7%)
Muskego Norway, Wisconsin School
   District General Obligations
     5.000%, 04/01/07                                                     1,000          1,063,860
State of Wisconsin
   General Obligations
     5.000%, 05/01/07                                                     1,000          1,069,170
                                                                                   ---------------
                                                                                         2,133,030
                                                                                   ---------------
TOTAL MUNICIPAL BONDS
   (Cost $202,403,006)                                                                 199,182,725
                                                                                   ---------------
TAX EXEMPT COMMERCIAL
   PAPER -- (31.9%)
Arizona -- (1.7%)
City of Mesa, Arizona Municipal
   Development
     1.100%, 07/13/04                                                     4,000          4,000,000
Salt River Project Agricultural
   Improvement
     1.080%, 06/28/04                                                     1,000          1,000,000
                                                                                   ---------------
                                                                                         5,000,000
                                                                                   ---------------
Connecticut -- (0.3%)
State of Connecticut Health Education
     1.000%, 06/02/04                                                     1,000          1,000,000
                                                                                   ---------------
Florida -- (3.1%)
City of Gainesville, Florida
     1.050%, 06/15/04                                                     2,000          2,000,000
City of Gainesville, Florida
     1.060%, 06/15/04                                                     4,500          4,500,000
Sunshine State Government Finance
     1.050%, 06/11/04                                                     3,000          3,000,000
                                                                                   ---------------
                                                                                         9,500,000
                                                                                   ---------------
Georgia -- (1.8%)
Burke County, Georgia
   Development Authority
     1.050%, 06/03/04                                                     1,500          1,500,000
Burke County, Georgia
   Development Authority
     1.030%, 06/11/04                                                     4,000          4,000,000
                                                                                   ---------------
                                                                                         5,500,000
                                                                                   ---------------
Maryland -- (2.5%)
Maryland Health & Higher Education
     1.050%, 06/01/04                                                     3,000          3,000,000
Maryland Health & Higher Education
     1.050%, 06/07/04                                                     1,000          1,000,000

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
Montgomery, Maryland
   General Obligations
     1.020%, 06/03/04                                           $         1,700    $     1,700,000
Montgomery, Maryland
   General Obligations
     1.020%, 06/04/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         7,700,000
                                                                                   ---------------
Massachusetts -- (2.0%)
Harvard University
     1.050%, 06/02/04                                                     2,000          2,000,000
Harvard University
     1.070%, 07/08/04                                                     2,100          2,100,000
Massachusetts Water Resource Authority
     1.040%, 06/04/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         6,100,000
                                                                                   ---------------
Nebraska -- (1.6%)
Omaha Public Power District
   1.050%, 06/14/04                                                       3,000          3,000,000
Omaha Public Power District
   1.080%, 06/22/04                                                       2,000          2,000,000
                                                                                   ---------------
                                                                                         5,000,000
                                                                                   ---------------
New Jersey -- (0.8%)
Princeton University
     1.050%, 06/03/04                                                     2,500          2,500,000
                                                                                   ---------------
New York -- (1.6%)
Dormitory Authority of New York
     1.050%, 06/16/04                                                     3,000          3,000,000
New York State Environmental Quality
   General Obligation Bonds
     1.020%, 06/02/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         5,000,000
                                                                                   ---------------
South Carolina -- (1.5%)
South Carolina Public Services Authority
     1.070%, 06/18/04                                                     1,500          1,500,000
South Carolina Public Services Authority
     1.060%, 06/25/04                                                     3,109          3,109,000
                                                                                   ---------------
                                                                                         4,609,000
                                                                                   ---------------
Tennessee -- (0.8%)
Tennessee State School Board Authority
     1.030%, 06/01/04                                                     2,400          2,400,000
                                                                                   ---------------
Texas -- (9.0%)
City of San Antonio, Texas
     1.050%, 06/04/04                                                     3,000          3,000,000
City of San Antonio, Texas Electric
     1.070%, 07/09/04                                                     2,000          2,000,000
Dallas Area Rapid Transit
     1.050%, 06/21/04                                                     1,000          1,000,000
Harris County, Texas
   General Obligations
     1.050%, 06/10/04                                           $         5,350    $     5,350,000
Houston, Texas General Obligations
     1.050%, 06/01/04                                                     2,000          2,000,000
Houston, Texas General Obligations
     0.960%, 06/08/04                                                     2,000          1,999,964
Plano, Texas Health Facility
     1.070%, 06/07/04                                                     2,000          2,000,000
Texas Public Finance Authority
     1.060%, 06/14/04                                                     2,500          2,500,000
University of Texas Board of Regents
     0.960%, 06/09/04                                                     2,000          1,999,960
University of Texas Board of Regents
     1.070%, 07/06/04                                                     2,000          2,000,000
University of Texas Board of Regents
     1.090%, 07/06/04                                                     3,500          3,500,000
                                                                                   ---------------
                                                                                        27,349,924
                                                                                   ---------------
Utah -- (2.0%)
Intermountain Power Agency
     1.050%, 06/09/04                                                     2,000          2,000,000
Intermountain Power Agency
     1.050%, 06/23/04                                                     2,000          2,000,000
Intermountain Power Agency
     1.080%, 07/07/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         6,000,000
                                                                                   ---------------
Virginia -- (2.0%)
Ida of The City of Norfolk, Virginia
     1.050%, 06/30/04                                                     6,000          6,000,000
                                                                                   ---------------
Washington -- (0.7%)
City of Tacoma, Washington BANS
     1.050%, 06/15/04                                                     2,000          2,000,000
                                                                                   ---------------
Wisconsin -- (0.5%)
State of Wisconsin General Obligations
     1.100%, 07/14/04                                                     1,500          1,500,000
                                                                                   ---------------
TOTAL TAX EXEMPT COMMERCIAL
   PAPER (Cost $97,159,000)                                                             97,158,924
                                                                                   ---------------

                                                                     SHARES
                                                                     ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (2.7%)
Wilmington Tax Exempt Portfolio --
   Investor Shares
   (Cost $8,382,136)                                                      8,382          8,382,136
                                                                                   ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $307,944,142)++                                                           $   304,723,785
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $307,944,142.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                  U.S.           ENHANCED           U.S.             U.S.
                                                                 LARGE          U.S. LARGE       LARGE CAP         SMALL XM
                                                                COMPANY          COMPANY           VALUE            VALUE
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value                                         $    1,232,708   $      172,544   $    2,138,568   $      131,503
Receivables:
   Investment Securities Sold                                            --               --               --            1,089
   Fund Shares Sold                                                   1,382               65            2,921               70
Prepaid Expenses and Other Assets                                        39               22               23               28
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                 1,234,129          172,631        2,141,512          132,690
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                    1,126               32            2,500               --
   Fund Shares Redeemed                                                 256               33              421            1,159
   Due to Advisor                                                        59               21              259               41
Accrued Expenses and Other Liabilities                                   61                6               69                5
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                1,502               92            3,249            1,205
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $    1,232,627   $      172,539   $    2,138,263   $      131,485
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                37,348,103       19,320,939      121,522,599        8,835,561
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        33.00   $         8.93   $        17.60   $        14.88
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $    1,025,889   $      157,038   $    1,725,779   $      111,003
                                                             ==============   ==============   ==============   ==============

                                                                  U.S.             U.S.             U.S.             DFA
                                                               SMALL CAP          SMALL            MICRO         REAL ESTATE
                                                                 VALUE             CAP              CAP           SECURITIES
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $34,246
   of securities on loan, respectively)                      $    4,769,328   $    1,524,052   $    2,737,528   $      987,184
Receivables:
   Dividends, Interest, and Tax Reclaims                                 --               --               --              745
   Securities Lending Income                                             --               --               --                1
   Fund Shares Sold                                                   3,520            2,664            1,794            3,774
Prepaid Expenses and Other Assets                                        39                6               24               34
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                 4,772,887        1,526,722        2,739,346          991,738
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                       --               --               --           35,023
   Investment Securities Purchased                                    1,377            1,775              966               --
   Fund Shares Redeemed                                               2,143              889              828              869
   Due to Advisor                                                     1,166              397              901              223
Accrued Expenses and Other Liabilities                                  148               45               78               90
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                4,834            3,106            2,773           36,205
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $    4,768,053   $    1,523,616   $    2,736,573   $      955,533
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                               199,417,467       88,239,818      201,220,937       50,305,894
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        23.91   $        17.27   $        13.60   $        18.99
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $    3,389,867   $    1,238,857   $    1,815,025   $      811,156
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                               INTERNATIONAL      JAPANESE        PACIFIC RIM
                                                               LARGE CAP          SMALL             SMALL            SMALL
                                                             INTERNATIONAL       COMPANY           COMPANY          COMPANY
                                                               PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (includes $110,577, $0, $0 and $0
   of securities on loan, respectively)                      $      810,200   $    1,250,941   $       49,015   $       25,087
Cash                                                                     16               15               --               --
Receivables:
   Investment Securities Sold                                            --               --               13               --
   Dividends, Interest, and Tax Reclaims                              2,338               --               --               --
   Securities Lending Income                                            112               --               --               --
   Fund Shares Sold                                                   1,173            1,374               37                8
Prepaid Expenses and Other Assets                                        24               40               10               10
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                   813,863        1,252,370           49,075           25,105
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                  116,776               --               --               --
   Investment Securities Purchased                                   21,901              900               --                8
   Fund Shares Redeemed                                                 141              262               50               --
   Due to Advisor                                                       135              406               16                6
Accrued Expenses and Other Liabilities                                  102               39                6                2
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                              139,055            1,607               72               16
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $      674,808   $    1,250,763   $       49,003   $       25,089
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                42,815,655      100,751,994        3,741,119        2,119,674
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        15.76   $        12.41   $        13.10   $        11.84
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $      772,954   $      986,604   $      169,713   $       56,690
                                                             ==============   ==============   ==============   ==============

                                                                                                    DFA
                                                                 UNITED        CONTINENTAL     INTERNATIONAL
                                                                KINGDOM           SMALL          SMALL CAP         EMERGING
                                                             SMALL COMPANY       COMPANY           VALUE           MARKETS
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (includes $0, $0, $190,664 and $0
   of securities on loan, respectively)                      $       13,585   $       26,226   $    1,773,837   $      767,304
Receivables:
   Investment Securities Sold                                            --               40           16,652               --
   Dividends, Interest, and Tax Reclaims                                 --               --            6,484               --
   Securities Lending Income                                             --               --              235               --
   Fund Shares Sold                                                      --                1            1,738              467
Prepaid Expenses and Other Assets                                         8               12               30               23
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                    13,593           26,279        1,798,976          767,794
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                       --               --          204,346               --
   Investment Securities Purchased                                       --               --           38,317              447
   Fund Shares Redeemed                                                  --               41              418               20
   Due to Advisor                                                        --                9              807              248
Accrued Expenses and Other Liabilities                                    5                3              199               24
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                    5               53          244,087              739
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $       13,588   $       26,226   $    1,554,889   $      767,055
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                   644,730        2,229,458      119,320,358       59,780,265
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        21.07   $        11.76   $        13.03   $        12.83
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $        7,990   $       16,053   $    1,453,849   $      628,995
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                    DFA
                                                                EMERGING           DFA            TWO-YEAR           DFA
                                                                MARKETS          ONE-YEAR          GLOBAL         FIVE-YEAR
                                                               SMALL CAP       FIXED INCOME     FIXED INCOME      GOVERNMENT
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value                                         $      133,829   $    1,819,578   $    1,505,645   $      462,030
Cash                                                                     --               --               --                1
Receivables:
   Investment Securities Sold                                            --           42,100               --               --
   Dividends, Interest, and Tax Reclaims                                 --               --               --            3,870
   Fund Shares Sold                                                     265            1,787            2,191              276
Prepaid Expenses and Other Assets                                        14               34               34               51
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                   134,108        1,863,499        1,507,870          466,228
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                      257               --            1,157               --
   Fund Shares Redeemed                                                   8           43,887            1,034              471
   Due To Advisor                                                        49              154              124               77
Accrued Expenses and Other Liabilities                                    4               65               50               38
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                  318           44,106            2,365              586
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $      133,790   $    1,819,393   $    1,505,505   $      465,642
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                14,367,751      178,073,165      151,614,243       44,175,630
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $         9.31   $        10.22   $         9.93   $        10.54
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $      121,171   $    1,817,501   $    1,510,649   $      473,438
                                                             ==============   ==============   ==============   ==============

                                                                                   DFA              DFA
                                                                                FIVE-YEAR       INTERMEDIATE         DFA
                                                                                  GLOBAL         GOVERNMENT       SHORT-TERM
                                                                               FIXED INCOME     FIXED INCOME    MUNICIPAL BOND
                                                                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                              --------------   --------------   --------------
ASSETS:
Investments at Value                                                          $    1,100,983   $      331,449   $      304,724
Cash                                                                                      15                1               --
Receivables:
   Dividends, Interest, and Tax Reclaims                                              13,480            3,968            2,853
   Fund Shares Sold                                                                    1,447              131              311
Prepaid Expenses and Other Assets                                                         56               31               61
                                                                              --------------   --------------   --------------
     Total Assets                                                                  1,115,981          335,580          307,949
                                                                              --------------   --------------   --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                  375               39              214
   Unrealized Loss on Forward Currency Contracts                                         500               --               --
   Due To Advisor                                                                        231               28               34
Accrued Expenses and Other Liabilities                                                    98               30               40
                                                                              --------------   --------------   --------------
     Total Liabilities                                                                 1,204               97              288
                                                                              --------------   --------------   --------------
NET ASSETS                                                                    $    1,114,777   $      335,483   $      307,661
                                                                              ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                                107,608,799       28,967,325       30,771,826
                                                                              ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                                                  $        10.36   $        11.58   $        10.00
                                                                              ==============   ==============   ==============
Investments at Cost                                                           $    1,124,514   $      319,745   $      307,944
                                                                              ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                  U.S.           ENHANCED           U.S.             U.S.
                                                                 LARGE          U.S. LARGE       LARGE CAP         SMALL XM
                                                                COMPANY          COMPANY           VALUE            VALUE
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                       --   $          689   $        7,931   $          274
   Dividends                                                 $        9,432               --               --               --
   Interest                                                              94               --               --               --
   Income from Securities Lending                                        60               --               --               --
   Expenses Allocated from Master Funds                                (307)              --               --               --
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       9,279              689            7,931              274
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Administrative Service Fees                                        1,242              121            1,482              190
   Accounting & Transfer Agent Fees                                     128                7               25                7
   Legal Fees                                                             8                1               10                1
   Audit Fees                                                             2                1                2                1
   Filing Fees                                                           18                9               26               10
   Shareholders' Reports                                                 19                1               26                1
   Directors' Fees and Expenses                                          10                1               19               --
   Other                                                                  2               --                2                1
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                1,429              141            1,592              211
        Fees Waived, Expenses Reimbursed and/or Previously
          Waived Fees Recovered by Advisor (Note C)                    (868)              --               --               18
                                                             --------------   --------------   --------------   --------------
   Net Expenses                                                         561              141            1,592              229
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       8,718              548            6,339               45
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --               --               --           11,498
   Net Realized Gain (Loss) on Investment Securities Sold              (563)            (998)             (49)            (622)
   Net Realized Gain (Loss) on Futures                                2,776               --               --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                           58,845            9,602          161,541              645
     Futures                                                           (603)              --               --               --
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                          60,455            8,604          161,492           11,521
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       69,173   $        9,152   $      167,831   $       11,566
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                  U.S.             U.S.             U.S.             DFA
                                                               SMALL CAP          SMALL            MICRO         REAL ESTATE
                                                                 VALUE             CAP              CAP           SECURITIES
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                           $        4,789   $        1,647   $        2,512               --
   Dividends                                                             --               --               --   $       24,631
   Interest                                                              --               --               --               55
   Income from Securities Lending                                        --               --               --               18
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       4,789            1,647            2,512           24,704
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                          --               --               --            1,336
   Administrative Service Fees                                        6,969            2,266            5,659               --
   Accounting & Transfer Agent Fees                                      30               17               18              268
   Custodian Fees                                                        --               --               --               42
   Legal Fees                                                            28                8               14                5
   Audit Fees                                                             5                2                4               19
   Filing Fees                                                           32               27               18               21
   Shareholders' Reports                                                 43               18               20                8
   Directors' Fees and Expenses                                          43               13                8                7
   Other                                                                 29                3                3                7
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                7,179            2,354            5,744            1,713
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                      (2,390)            (707)          (3,232)          22,991
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                       331,592              494           57,526               --
   Net Realized Gain (Loss) on Investment Securities Sold            (1,988)          (2,736)          55,555              (73)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                           82,960           57,771           18,211           23,553
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                         412,564           55,529          131,292           23,480
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $      410,174   $       54,822   $      128,060   $       46,471
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                              INTERNATIONAL       JAPANESE       PACIFIC RIM
                                                               LARGE CAP          SMALL            SMALL            SMALL
                                                             INTERNATIONAL       COMPANY          COMPANY          COMPANY
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Dividends and Tax Reclaims (Net of Foreign Taxes
     Withheld of $904, $1,696, $29 and $14, respectively)    $        8,876   $       15,502   $          391   $          511
   Interest                                                              55              114                4                3
   Income from Securities Lending                                       305            1,207               69               23
   Expenses Allocated from Master Funds                                  --           (1,654)             (53)             (47)
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       9,236           15,169              411              490
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                         779               --               --               --
   Administrative Service Fees                                           --            2,301               78               54
   Accounting & Transfer Agent Fees                                     299               17               16               16
   Custodian Fees                                                       133               --               --               --
   Legal Fees                                                             3                7               --               --
   Audit Fees                                                            13                2                1                1
   Filing Fees                                                           15               23                9                6
   Shareholders' Reports                                                  9               18               --                1
   Directors' Fees and Expenses                                           3               14                1               --
   Other                                                                 15                8               --               --
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                1,269            2,390              105               78
        Fees Waived, Expenses Reimbursed and/or Previously
          Waived Fees Recovered by Advisor (Note C)                      --               --              (13)             (15)
                                                             --------------   --------------   --------------   --------------
   Net Expenses                                                       1,269            2,390               92               63
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       7,967           12,779              319              427
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               733           14,155           (2,326)            (523)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        54                2                4                5
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                      41,414          114,888            8,986              126
   Translation of Foreign Currency Denominated
     Amounts                                                           (112)             (96)             (17)              --
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                42,089          128,949            6,647             (392)
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       50,056   $      141,728   $        6,966   $           35
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                    DFA
                                                                 UNITED        CONTINENTAL     INTERNATIONAL
                                                                KINGDOM           SMALL          SMALL CAP         EMERGING
                                                             SMALL COMPANY       COMPANY           VALUE           MARKETS
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Dividends and Tax Reclaims (Net of Foreign Taxes
     Withheld of $19, $61, $2,078 and $1,506,
     respectively)                                           $          186   $          374   $       18,444   $       10,818
   Interest                                                               1                2              169               67
   Income from Securities Lending                                        --               30            1,052               --
   Expenses Allocated from Master Funds                                 (19)             (37)              --           (1,164)
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                         168              369           19,665            9,721
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                          --               --            4,529               --
   Administrative Service Fees                                           27               54               --            1,478
   Accounting & Transfer Agent Fees                                      16               16              412               34
   Custodian Fees                                                        --               --              385               --
   Legal Fees                                                            --                1                7                6
   Audit Fees                                                             1                1               29                1
   Filing Fees                                                            8               10               22               16
   Shareholders' Reports                                                  1                1               12                8
   Directors' Fees and Expenses                                          --               --               12                8
   Other                                                                 --                1               35                3
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                   53               84            5,443            1,554
        Fees Waived, Expenses Reimbursed and/or Previously
          Waived Fees Recovered by Advisor (Note C)                     (20)             (20)              --               --
                                                             --------------   --------------   --------------   --------------
   Net Expenses                                                          33               64            5,443            1,554
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         135              305           14,222            8,167
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               193              312           25,200            2,142
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (5)               4              157             (563)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                       1,383            2,333          142,147           42,077
   Translation of Foreign Currency Denominated
     Amounts                                                              1               (4)              25              (57)
   Deferred Thailand Capital Gains Tax                                   --               --               --             (572)
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 1,572            2,645          167,529           43,027
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $        1,707   $        2,950   $      181,751   $       51,194
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                    DFA
                                                                EMERGING           DFA            TWO-YEAR           DFA
                                                                MARKETS          ONE-YEAR          GLOBAL         FIVE-YEAR
                                                               SMALL CAP       FIXED INCOME     FIXED INCOME      GOVERNMENT
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                            --   $       10,911   $        7,498               --
   Dividends and Tax Reclaims (Net of Foreign Taxes
     Withheld of $253, $0 $0 and $0, respectively)           $        1,369               --               --               --
   Interest                                                              15               --               --   $        7,571
   Expenses Allocated from Master Funds                                (324)              --               --               --
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       1,060           10,911            7,498            7,571
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                          --               --               --              441
   Administrative Service Fees                                          254              863              682               --
   Accounting & Transfer Agent Fees                                      16               13               12               68
   Custodian Fees                                                        --               --               --               19
   Legal Fees                                                            --               21                7                3
   Audit Fees                                                             1                2                1               11
   Filing Fees                                                           10               26               34               15
   Shareholders' Reports                                                  1               34               29                7
   Directors' Fees and Expenses                                           1               14               12                2
   Other                                                                  1                3                6                3
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                  284              976              783              569
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         776            9,935            6,715            7,002
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --            9,758           13,460               --
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                             6,063           (1,609)            (182)            (210)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        46               --               --               --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                      (3,249)         (11,473)         (17,277)          (8,207)
   Translation of Foreign Currency Denominated
     Amounts                                                             (8)              --               --               --
   Deferred Thailand Capital Gains Tax                                  208               --               --               --
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 3,060           (3,324)          (3,999)          (8,417)
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $        3,836   $        6,611   $        2,716   $       (1,415)
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                   DFA              DFA
                                                                                FIVE-YEAR       INTERMEDIATE         DFA
                                                                                  GLOBAL         GOVERNMENT       SHORT-TERM
                                                                               FIXED INCOME     FIXED INCOME    MUNICIPAL BOND
                                                                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                              --------------   --------------   --------------
INVESTMENT INCOME
   Interest                                                                   $       17,441   $        8,036   $        2,591
                                                                              --------------   --------------   --------------
        Total Investment Income                                                       17,441            8,036            2,591
                                                                              --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                                        1,315              164              269
   Accounting & Transfer Agent Fees                                                      322               56               96
   Custodian Fees                                                                         41               14               12
   Legal Fees                                                                              6                3                2
   Audit Fees                                                                             23                9                4
   Filing Fees                                                                            20                9               21
   Shareholders' Reports                                                                   9                4                2
   Directors' Fees and Expenses                                                            8                1                3
   Other                                                                                  12                9               22
                                                                              --------------   --------------   --------------
        Total Expenses                                                                 1,756              269              431
        Fees Waived, Expenses Reimbursed and/or Previously
           Waived Fees Recovered by Advisor (Note C)                                      --               --              (28)
                                                                              --------------   --------------   --------------
   Net Expenses                                                                        1,756              269              403
                                                                              --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                                       15,685            7,767            2,188
                                                                              --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             (1,599)             770              (17)
   Net Realized Gain (Loss) on Foreign Currency Transactions                              31               --               --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                      (15,789)          (9,035)          (4,299)
   Translation of Foreign Currency Denominated Amounts                                  (492)              --               --
                                                                              --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                                        (17,849)          (8,265)          (4,316)
                                                                              --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 $       (2,164)  $         (498)  $       (2,128)
                                                                              ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           U.S. LARGE                     ENHANCED
                                                             COMPANY                 U.S. LARGE COMPANY
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      8,718   $     13,446   $        548   $      1,592
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                  --             --             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                             (563)       (31,857)          (998)       (14,118)
   Net Realized Gain (Loss) on
    Futures                                               2,776          3,693             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                 58,845        133,557          9,602         31,567
   Futures                                                 (603)          (840)            --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            69,173        117,999          9,152         19,041
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (8,371)       (12,490)          (749)        (1,697)
   Net Short-Term Gains                                      --             --             --             --
   Net Long-Term Gains                                       --             --             --             --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                  (8,371)       (12,490)          (749)        (1,697)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        227,722        318,836         39,544         67,037
   Shares Issued in Lieu of Cash
    Distributions                                         8,080         11,941            743          1,634
   Shares Redeemed                                      (81,242)      (194,790)       (17,640)       (45,855)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        154,560        135,987         22,647         22,816
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           215,362        241,496         31,050         40,160

NET ASSETS
   Beginning of Period                                1,017,265        775,769        141,489        101,329
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,232,627   $  1,017,265   $    172,539   $    141,489
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                          6,928         11,359          4,416          8,890
   Shares Issued in Lieu of
    Cash Distributions                                      249            435             83            225
   Shares Redeemed                                       (2,471)        (7,302)        (1,977)        (6,000)
                                                   ------------   ------------   ------------   ------------
                                                          4,706          4,492          2,522          3,115
                                                   ============   ============   ============   ============

                                                           U.S. LARGE                   U.S. SMALL XM
                                                            CAP VALUE                       VALUE
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      6,339   $     19,207   $         45   $        279
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                  --             --         11,498          6,234
   Net Realized Gain (Loss) on
    Investment Securities Sold                              (49)       (11,022)          (622)          (571)
   Net Realized Gain (Loss) on
    Futures                                                  --             --             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                161,541        260,888            645         19,021
   Futures                                                   --             --             --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           167,831        269,073         11,566         24,963
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (11,842)       (17,524)          (423)          (444)
   Net Short-Term Gains                                      --             --         (6,051)            --
   Net Long-Term Gains                                       --             --         (5,912)        (6,874)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (11,842)       (17,524)       (12,386)        (7,318)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        378,914        508,735         42,647         17,864
   Shares Issued in Lieu of Cash
    Distributions                                        11,476         17,143         12,293          7,311
   Shares Redeemed                                     (117,544)      (244,710)       (19,559)       (12,850)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        272,846        281,168         35,381         12,325
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           428,835        532,717         34,561         29,970

NET ASSETS
   Beginning of Period                                1,709,428      1,176,711         96,924         66,954
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  2,138,263   $  1,709,428   $    131,485   $     96,924
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         21,692         36,285          2,886          1,391
   Shares Issued in Lieu of
    Cash Distributions                                      671          1,253            880            687
   Shares Redeemed                                       (6,752)       (17,987)        (1,334)        (1,070)
                                                   ------------   ------------   ------------   ------------
                                                         15,611         19,551          2,432          1,008
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                          U.S. SMALL CAP                  U.S. SMALL
                                                              VALUE                          CAP
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     (2,390)  $     14,560   $       (707)  $      4,078
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                             331,592        217,230            494             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                           (1,988)       (35,531)        (2,736)        (9,794)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                 82,960      1,099,617         57,771        303,474
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           410,174      1,295,876         54,822        297,758
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (15,429)       (12,117)        (4,681)        (3,458)
   Net Short-Term Gains                                 (51,847)            --           (494)            --
   Net Long-Term Gains                                 (216,189)      (271,483)            --         (4,842)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                (283,465)      (283,600)        (5,175)        (8,300)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        721,387        859,057        486,865        339,446
   Shares Issued in Lieu of Cash
    Distributions                                       275,232        279,462          4,957          8,065
   Shares Redeemed                                     (565,022)      (913,699)      (151,880)      (149,814)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                          431,597        224,820        339,942        197,697
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           558,306      1,237,096        389,589        487,155

NET ASSETS
   Beginning of Period                                4,209,747      2,972,651      1,134,027        646,872
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  4,768,053   $  4,209,747   $  1,523,616   $  1,134,027
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         29,957         47,932         28,063         25,828
   Shares Issued in Lieu of
    Cash Distributions                                   12,189         17,812            299            704
   Shares Redeemed                                      (23,740)       (52,635)        (8,778)       (11,911)
                                                   ------------   ------------   ------------   ------------
                                                         18,406         13,109         19,584         14,621
                                                   ============   ============   ============   ============

                                                            U.S. MICRO                 DFA REAL ESTATE
                                                               CAP                        SECURITIES
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     (3,232)  $      4,910   $     22,991   $     22,917
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                              57,526         22,183             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                           55,555          2,669            (73)         6,763
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                 18,211        843,705         23,553        136,132
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           128,060        873,467         46,471        165,812
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (5,488)        (2,812)       (35,650)       (20,722)
   Net Short-Term Gains                                 (35,761)            --           (256)            --
   Net Long-Term Gains                                  (33,946)       (24,249)        (1,406)        (2,261)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (75,195)       (27,061)       (37,312)       (22,983)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        395,488        566,975        206,236        289,454
   Shares Issued in Lieu of Cash
    Distributions                                        72,116         26,396         36,668         22,586
   Shares Redeemed                                     (406,743)      (426,402)       (79,935)       (84,728)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                           60,861        166,969        162,969        227,312
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           113,726      1,013,375        172,128        370,141

NET ASSETS
   Beginning of Period                                2,622,847      1,609,472        783,405        413,264
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  2,736,573   $  2,622,847   $    955,533   $    783,405
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         28,457         56,707         10,908         17,797
   Shares Issued in Lieu of
    Cash Distributions                                    5,530          3,041          1,993          1,588
   Shares Redeemed                                      (29,402)       (40,652)        (4,271)        (5,421)
                                                   ------------   ------------   ------------   ------------
                                                          4,585         19,096          8,630         13,964
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                            LARGE CAP                   INTERNATIONAL
                                                          INTERNATIONAL                 SMALL COMPANY
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      7,967   $      8,058   $     12,779   $     12,506
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         733             --         14,155         10,185
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             54             99              2            309
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                             41,414         81,602        114,888        249,662
   Translation of Foreign Currency
    Denominated Amounts                                    (112)            21            (96)           102
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            50,056         89,780        141,728        272,764
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (9,522)        (5,772)       (15,304)        (8,564)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                  (9,522)        (5,772)       (15,304)        (8,564)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        163,365        179,697        281,221        281,724
   Shares Issued in Lieu of Cash
    Distributions                                         9,243          5,551         15,304          8,551
   Shares Redeemed                                      (42,457)      (102,500)       (82,073)      (109,166)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        130,151         82,748        214,452        181,109
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           170,685        166,756        340,876        445,309

NET ASSETS
   Beginning of Period                                  504,123        337,367        909,887        464,578
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $    674,808   $    504,123   $  1,250,763   $    909,887
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         10,498         14,472         23,387         31,592
   Shares Issued in Lieu of
    Cash Distributions                                      615            483          1,381          1,199
   Shares Redeemed                                       (2,702)        (8,433)        (6,748)       (12,776)
                                                   ------------   ------------   ------------   ------------
                                                          8,411          6,522         18,020         20,015
                                                   ============   ============   ============   ============

                                                           JAPANESE                     PACIFIC RIM
                                                         SMALL COMPANY                 SMALL COMPANY
                                                           PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        319   $        381   $        427   $        809
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      (2,326)       (19,891)          (523)        (6,175)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              4              7              5              6
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                              8,986         30,910            126         15,862
   Translation of Foreign Currency
    Denominated Amounts                                     (17)            --             --              1
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             6,966         11,407             35         10,503
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                   (396)          (575)          (828)        (2,468)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                    (396)          (575)          (828)        (2,468)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                         24,910          8,796         10,249          5,381
   Shares Issued in Lieu of Cash
    Distributions                                           396            575            828          2,468
   Shares Redeemed                                       (5,586)       (49,309)        (5,573)       (49,691)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                         19,720        (39,938)         5,504        (41,842)
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                            26,290        (29,106)         4,711        (33,807)

NET ASSETS
   Beginning of Period                                   22,713         51,819         20,378         54,185
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $     49,003   $     22,713   $     25,089   $     20,378
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                          2,033            906            807            530
   Shares Issued in Lieu of
    Cash Distributions                                       37             82             71            328
   Shares Redeemed                                         (431)        (5,808)          (442)        (6,018)
                                                   ------------   ------------   ------------   ------------
                                                          1,639         (4,820)           436         (5,160)
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.


                                                         UNITED KINGDOM               CONTINENTAL SMALL
                                                          SMALL COMPANY                    COMPANY
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        135   $        476   $        305   $        643
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         193           (102)           312          3,377
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                    (5)             3              4             76
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                              1,383          4,688          2,333          6,875
   Translation of Foreign Currency
    Denominated Amounts                                       1              1             (4)           (17)
   Deferred Thailand Capital Gains Tax                       --             --             --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations                  1,707          5,066          2,950         10,954
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                   (506)        (1,017)          (770)        (1,497)
   Net Short-Term Gains                                      --             --           (290)          (305)
   Net Long-Term Gains                                       --           (599)        (3,085)        (2,582)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                    (506)        (1,616)        (4,145)        (4,384)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                          1,453          1,791          4,752          4,919
   Shares Issued in Lieu of Cash
    Distributions                                           506          1,616          4,145          4,384
   Shares Redeemed                                       (1,781)       (23,633)        (5,852)       (52,240)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                            178        (20,226)         3,045        (42,937)
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                             1,379        (16,776)         1,850        (36,367)

NET ASSETS
   Beginning of Period                                   12,209         28,985         24,376         60,743
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $     13,588   $     12,209   $     26,226   $     24,376
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                             69            118            405            510
   Shares Issued in Lieu of
    Cash Distributions                                       27            122            384            528
   Shares Redeemed                                          (85)        (1,641)          (494)        (5,903)
                                                   ------------   ------------   ------------   ------------
                                                             11         (1,401)           295         (4,865)
                                                   ============   ============   ============   ============

                                                               DFA
                                                          INTERNATIONAL
                                                         SMALL CAP VALUE              EMERGING MARKETS
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     14,222   $     13,221   $      8,167   $      7,421
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      25,200         10,593          2,142         (5,984)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   157            438           (563)          (276)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                            142,146        333,818         42,077        144,491
   Translation of Foreign Currency
    Denominated Amounts                                      25             39            (57)             9
   Deferred Thailand Capital Gains Tax                       --             --           (572)        (1,778)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations                181,750        358,109         51,194        143,883
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (18,543)       (11,202)        (7,854)        (4,473)
   Net Short-Term Gains                                    (197)            --             --             --
   Net Long-Term Gains                                   (8,285)            --             --             --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (27,025)       (11,202)        (7,854)        (4,473)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        381,417        332,252        176,412        178,201
   Shares Issued in Lieu of Cash
    Distributions                                        27,025         11,202          7,815          4,452
   Shares Redeemed                                     (103,975)      (171,201)       (54,588)       (61,853)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        304,467        172,253        129,639        120,800
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           459,192        519,160        172,979        260,210

NET ASSETS
   Beginning of Period                                1,095,697        576,537        594,076        333,866
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,554,889   $  1,095,697   $    767,055   $    594,076
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         30,024         35,708         13,197         17,445
   Shares Issued in Lieu of
    Cash Distributions                                    2,332          1,564            622            528
   Shares Redeemed                                       (8,111)       (19,920)        (4,086)        (6,524)
                                                   ------------   ------------   ------------   ------------
                                                         24,245         17,352          9,733         11,449
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                         EMERGING MARKETS               DFA ONE-YEAR
                                                            SMALL CAP                   FIXED INCOME
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        776   $        831   $      9,935   $     18,271
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                  --             --          9,758         12,033
   Net Realized Gain (Loss) on
    Investment Securities Sold                            6,063            637         (1,609)        (1,382)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                            46            (90)            --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency                                     (3,249)        20,926        (11,473)        (8,369)
   Translation of Foreign Currency
    Denominated Amounts                                      (8)            (1)            --             --
   Deferred Thailand Capital Gains Tax                      208           (486)            --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                            3,836         21,817          6,611         20,553
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                   (953)          (338)       (10,331)       (18,230)
   Net Short-Term Gains                                    (216)            --         (9,586)       (12,023)
   Net Long-Term Gains                                     (432)          (273)            --             --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                  (1,601)          (611)       (19,917)       (30,253)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                         54,967         41,560        844,794      1,051,658
   Shares Issued in Lieu of Cash
    Distributions                                         1,598            609         18,579         28,015
   Shares Redeemed                                       (9,363)        (5,538)      (485,410)      (607,544)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                           47,202         36,631        377,963        472,129
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                            49,437         57,837        364,657        462,429

NET ASSETS
   Beginning of Period                                   84,353         26,516      1,454,736        992,307
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $    133,790   $     84,353   $  1,819,393   $  1,454,736
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                          5,491          5,844         82,341        101,940
   Shares Issued in Lieu of
    Cash Distributions                                      174            106          1,816          2,725
   Shares Redeemed                                         (953)          (799)       (47,324)       (58,921)
                                                   ------------   ------------   ------------   ------------
                                                          4,712          5,151         36,833         45,744
                                                   ============   ============   ============   ============

                                                           DFA TWO-YEAR                 DFA FIVE-YEAR
                                                       GLOBAL FIXED INCOME               GOVERNMENT
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      6,715   $     16,557   $      7,002   $     11,583
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                              13,460         10,965             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                             (182)          (338)          (210)        15,782
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                            --             --             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency                                    (17,277)        (7,700)        (8,207)       (14,993)
   Translation of Foreign Currency
    Denominated Amounts                                      --             --             --             --
   Deferred Thailand Capital Gains Tax                       --             --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                            2,716         19,484         (1,415)        12,372
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (9,179)       (28,481)        (6,797)       (11,597)
   Net Short-Term Gains                                 (13,106)            --           (429)            --
   Net Long-Term Gains                                       --             --        (13,164)            --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (22,285)       (28,481)       (20,390)       (11,597)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        451,893        571,993        121,694        186,798
   Shares Issued in Lieu of Cash
    Distributions                                        22,151         28,145         20,199         11,482
   Shares Redeemed                                     (144,042)      (195,283)       (57,438)      (111,353)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                          330,002        404,855         84,455         86,927
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           310,433        395,858         62,650         87,702

NET ASSETS
   Beginning of Period                                1,195,072        799,214        402,992        315,290
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,505,505   $  1,195,072   $    465,642   $    402,992
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         45,157         56,679         11,302         16,715
   Shares Issued in Lieu of
    Cash Distributions                                    2,218          2,800          1,900          1,032
   Shares Redeemed                                      (14,359)       (19,330)        (5,295)       (10,015)
                                                   ------------   ------------   ------------   ------------
                                                         33,016         40,149          7,907          7,732
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                                                             DFA
                                                              DFA                        INTERMEDIATE
                                                           FIVE-YEAR                      GOVERNMENT
                                                       GLOBAL FIXED INCOME               FIXED INCOME
                                                           PORTFOLIO                       PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     15,685   $     26,914   $      7,767   $     14,622
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      (1,599)        37,435            770          7,497
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             31           (826)            --             --
Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency          (15,789)       (30,554)        (9,035)        (6,149)
   Translation of Foreign Currency
    Denominated Amounts                                    (492)           708             --             --
                                                   ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,164)        33,677           (498)        15,970
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (14,476)       (28,456)        (7,334)       (15,142)
   Net Short-Term Gains                                  (7,366)        (4,472)          (630)            --
   Net Long-Term Gains                                  (30,042)        (2,655)        (6,872)        (4,808)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (51,884)       (35,583)       (14,836)       (19,950)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        270,601        390,384         40,804        110,106
   Shares Issued in Lieu of Cash Distributions           51,515         35,163         14,736         19,335
   Shares Redeemed                                     (122,728)      (215,919)       (20,957)      (109,286)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital
    Share Transactions                                  199,386        209,628         34,583         20,155
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           145,338        207,722         19,249         16,175

NET ASSETS
   Beginning of Period                                  969,439        761,717        316,234        300,059
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,114,777   $    969,439   $    335,483   $    316,234
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         25,549         35,473          3,439          8,969
   Shares Issued in Lieu of Cash Distributions            4,900          3,238          1,242          1,573
   Shares Redeemed                                      (11,583)       (19,651)        (1,764)        (8,700)
                                                   ------------   ------------   ------------   ------------
                                                         18,866         19,060          2,917          1,842
                                                   ============   ============   ============   ============


                                                              DFA
                                                           SHORT-TERM
                                                         MUNICIPAL BOND
                                                            PORTFOLIO
                                                   ---------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                     MAY 31,        NOV. 30,
                                                       2004           2003
                                                   ------------   ------------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      2,188   $      2,288
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         (17)            --
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency           (4,299)         1,434
   Translation of Foreign Currency
    Denominated Amounts                                      --             --
                                                   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,128)         3,722
                                                   ------------   ------------
Distributions From:
   Net Investment Income                                 (2,054)        (2,097)
   Net Short-Term Gains                                      --             --
   Net Long-Term Gains                                       --             --
                                                   ------------   ------------
    Total Distributions                                  (2,054)        (2,097)
                                                   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        121,458        159,528
   Shares Issued in Lieu of Cash Distributions            2,040          2,083
   Shares Redeemed                                      (25,044)       (28,666)
                                                   ------------   ------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   98,454        132,945
                                                   ------------   ------------
    Total Increase (Decrease)                            94,272        134,570

NET ASSETS
   Beginning of Period                                  213,389         78,819
                                                   ------------   ------------
   End of Period                                   $    307,661   $    213,389
                                                   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         11,987         15,782
   Shares Issued in Lieu of Cash Distributions              202            206
   Shares Redeemed                                       (2,474)        (2,837)
                                                   ------------   ------------
                                                          9,715         13,151
                                                   ============   ============

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. LARGE COMPANY PORTFOLIO
                                      -------------------------------------------------------------------------------------------
                                       SIX MONTHS           YEAR           YEAR           YEAR           YEAR            YEAR
                                          ENDED            ENDED          ENDED          ENDED          ENDED           ENDED
                                         MAY 31,          NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                          2004              2003           2002           2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of Period  $       31.16    $       27.56   $      33.51   $      38.70   $       41.08   $      34.61
                                      -------------    -------------   ------------   ------------   -------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.24             0.47           0.42           0.42            0.43           0.45
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.85             3.57          (5.95)         (5.19)          (2.16)          6.67
                                      -------------    -------------   ------------   ------------   -------------   ------------
    Total From Investment Operations           2.09             4.04          (5.53)         (4.77)          (1.73)          7.12
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.25)           (0.44)         (0.42)         (0.42)          (0.40)         (0.48)
   Net Realized Gains                            --               --             --             --           (0.25)         (0.17)
   Tax Return of Capital                         --               --             --             --              --             --
                                      -------------    -------------   ------------   ------------   -------------   ------------
    Total Distributions                       (0.25)           (0.44)         (0.42)         (0.42)          (0.65)         (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $       33.00    $       31.16   $      27.56   $      33.51   $       38.70   $      41.08
=================================================================================================================================
Total Return                                   6.71%#          14.90%        (16.64)%       (12.41)%         (4.33)%        20.76%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands) $   1,232,627    $   1,017,265   $    775,769   $    851,921   $   1,037,593   $    896,404
Ratio of Expenses to Average Net
   Assets**                                    0.15%*           0.15%          0.15%          0.15%           0.15%          0.15%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                     0.30%*           0.30%          0.30%          0.30%           0.32%          0.31%
Ratio of Net Investment Income to
   Average Net Assets                          1.51%*           1.66%          1.43%          1.16%           1.02%          1.18%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of expenses
   and/or recovery of previously
   waived fees)                                1.36%*           1.51%          1.28%          1.01%           0.85%          1.02%
Portfolio Turnover Rate                         N/A              N/A            N/A            N/A             N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                    1%#              8%            11%             8%              8%             4%
---------------------------------------------------------------------------------------------------------------------------------

                                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                       SIX MONTHS         YEAR           YEAR             YEAR           YEAR           YEAR
                                          ENDED           ENDED          ENDED            ENDED          ENDED          ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,         NOV. 30,       NOV. 30,       NOV. 30,
                                          2004            2003           2002             2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of Period  $       8.42    $       7.41   $       8.91     $      11.91   $      15.12   $      14.27
                                      ------------    ------------   ------------     ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)               0.03            0.10           0.16             0.06           1.46           1.54
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                 0.52            1.02          (1.52)           (1.27)         (2.00)          1.12
                                      ------------    ------------   ------------     ------------   ------------   ------------
    Total From Investment Operations          0.55            1.12          (1.36)           (1.21)         (0.54)          2.66
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                     (0.04)          (0.11)         (0.14)           (0.68)         (1.26)         (1.14)
   Net Realized Gains                           --              --             --            (0.75)         (1.41)         (0.67)
   Tax Return of Capital                        --              --             --            (0.36)            --             --
                                      ------------    ------------   ------------     ------------   ------------   ------------
    Total Distributions                      (0.04)          (0.11)         (0.14)           (1.79)         (2.67)         (1.81)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $       8.93    $       8.42   $       7.41     $       8.91   $      11.91   $      15.12
================================================================================================================================
Total Return                                  6.45%#         15.39%        (15.40)%         (11.90)%        (4.84)%        20.31%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands) $    172,539    $    141,489   $    101,329     $     90,780   $     89,878   $    102,200
Ratio of Expenses to Average Net
   Assets**                                   0.36%*          0.36%          0.37%            0.39%          0.40%          0.40%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                    0.36%*          0.36%          0.37%            0.39%          0.40%          0.40%
Ratio of Net Investment Income to
   Average Net Assets                         0.68%*          1.32%          2.00%            0.36%         10.58%          6.27%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                    0.68%*          1.32%          2.00%            0.36%         10.58%          6.27%
Portfolio Turnover Rate                        N/A             N/A            N/A              N/A            N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                  69%#           138%           183%             122%            71%            82%
--------------------------------------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                       ----------------------------------------------------------------------------------------
                                        SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                          ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                         MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                           2004            2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period   $      16.14    $      13.63   $      16.97   $      18.36   $      20.09   $      20.21
                                       ------------    ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.06            0.20           0.19           0.29           0.36           0.34
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.51            2.50          (1.51)          1.46           0.10           0.54
                                       ------------    ------------   ------------   ------------   ------------   ------------
    Total From Investment Operations           1.57            2.70          (1.32)          1.75           0.46           0.88
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.11)          (0.19)         (0.21)         (0.30)         (0.36)         (0.35)
   Net Realized Gains                            --              --          (1.81)         (2.84)         (1.83)         (0.65)
                                       ------------    ------------   ------------   ------------   ------------   ------------
    Total Distributions                       (0.11)          (0.19)         (2.02)         (3.14)         (2.19)         (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      17.60    $      16.14   $      13.63   $      16.97   $      18.36   $      20.09
===============================================================================================================================
Total Return                                   9.74%#         20.10%         (8.77)%        10.83%          2.85%          4.51%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $  2,138,263    $  1,709,428   $  1,176,711   $  1,166,611   $  1,245,177   $  1,177,762
Ratio of Expenses to Average Net
   Assets**                                    0.31%*          0.30%          0.32%          0.31%          0.33%          0.33%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                     0.31%*          0.30%          0.32%          0.31%          0.33%          0.33%
Ratio of Net Investment Income to
   Average Net Assets                          0.64%*          1.34%          1.25%          1.59%          1.97%          1.63%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                     0.64%*          1.34%          1.25%          1.59%          1.97%          1.63%
Portfolio Turnover Rate                         N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                    2%#             7%             9%             6%            26%            43%
-------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. SMALL XM VALUE PORTFOLIO
                                       -------------------------------------------------------------------------
                                        SIX MONTHS         YEAR           YEAR           YEAR         FEB. 23,
                                          ENDED           ENDED          ENDED          ENDED            TO
                                         MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                           2004            2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period   $      15.14    $      12.41   $      13.03   $      11.06   $      10.00
                                       ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.01            0.05           0.07           0.14           0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.49            4.12           0.18           2.38           0.91
                                       ------------    ------------   ------------   ------------   ------------
    Total From Investment Operations           1.50            4.17           0.25           2.52           1.06
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)          (0.09)         (0.12)         (0.18)            --
   Net Realized Gains                         (1.70)          (1.35)         (0.75)         (0.37)            --
                                       ------------    ------------   ------------   ------------   ------------
    Total Distributions                       (1.76)          (1.44)         (0.87)         (0.55)            --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      14.88    $      15.14   $      12.41   $      13.03   $      11.06
================================================================================================================
Total Return                                  10.68%#         38.43%          1.77%         23.77%         10.60%#
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $    131,485    $     96,924   $     66,954   $     69,130   $     67,638
Ratio of Expenses to Average Net
   Assets**                                    0.50%*          0.47%          0.50%          0.47%          0.50%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                     0.47%*          0.48%          0.52%          0.47%          0.85%*
Ratio of Net Investment Income to
   Average Net Assets                          0.07%*          0.41%          0.73%          1.03%          8.77%*
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                     0.10%*          0.40%          0.71%          1.03%          8.42%*
Portfolio Turnover Rate                         N/A             N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                   23%#            43%            34%             8%            26%(a)
----------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a)  For the year ended November 30, 2000.

                 See accompanying Notes to Financial Statements.

                                                                     U.S. SMALL CAP VALUE PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      23.26      $      17.70     $      21.11     $      18.79     $      19.17     $      19.09
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                           (0.01)             0.08             0.08             0.12             0.12             0.09
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       2.23              7.21             0.19             3.95             1.11             1.52
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       2.22              7.29             0.27             4.07             1.23             1.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.09)            (0.07)           (0.12)           (0.13)           (0.10)           (0.08)
   Net Realized Gains                (1.48)            (1.66)           (3.56)           (1.62)           (1.51)           (1.45)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (1.57)            (1.73)           (3.68)           (1.75)           (1.61)           (1.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      23.91      $      23.26     $      17.70     $      21.11     $      18.79     $      19.17
================================================================================================================================
Total Return                          9.93%#           45.92%            0.71%           23.47%            6.99%            9.39%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  4,768,053      $  4,209,747     $  2,972,651     $  2,914,661     $  2,633,943     $  2,621,646
Ratio of Expenses to Average
   Net Assets**                       0.56%*            0.56%            0.56%            0.56%            0.56%            0.58%
Ratio of Net Investment
   Income to Average Net
   Assets                            (0.10)%*           0.46%            0.42%            0.54%            0.60%            0.49%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   13%#              35%              30%              13%              32%              29%
--------------------------------------------------------------------------------------------------------------------------------

                                                                   U.S. SMALL CAP PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      16.52      $      11.97     $      14.43     $      14.27     $      14.68     $      13.77
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                              --              0.06             0.07             0.09             0.08             0.08
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.83              4.65            (1.16)            1.57             0.78             2.18
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.83              4.71            (1.09)            1.66             0.86             2.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.07)            (0.07)           (0.08)           (0.09)           (0.08)           (0.07)
   Net Realized Gains                (0.01)            (0.09)           (1.29)           (1.41)           (1.19)           (1.28)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.08)            (0.16)           (1.37)           (1.50)           (1.27)           (1.35)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      17.27      $      16.52     $      11.97     $      14.43     $      14.27     $      14.68
================================================================================================================================
Total Return                          5.01%#           39.89%           (8.73)%          12.70%            6.09%           18.26%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,523,616      $  1,134,027     $    646,872     $    784,278     $    585,873     $    398,665
Ratio of Expenses to Average
   Net Assets**                       0.41%*            0.42%            0.41%            0.42%            0.43%            0.43%
Ratio of Net Investment
   Income to Average Net
   Assets                            (0.10)%*           0.52%            0.47%            0.62%            0.63%            0.62%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    7%#              16%              34%              13%              38%              29%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                   U.S. MICRO CAP PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      13.34      $       9.07     $      11.09     $      11.93     $      12.54     $      10.65
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                           (0.02)             0.03             0.03             0.05             0.04             0.04
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.66              4.40            (0.29)            1.59             0.61             2.00
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.64              4.43            (0.26)            1.64             0.65             2.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.03)            (0.02)           (0.05)           (0.05)           (0.04)           (0.02)
   Net Realized Gains                (0.35)            (0.14)           (1.71)           (2.43)           (1.22)           (0.13)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.38)            (0.16)           (1.76)           (2.48)           (1.26)           (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      13.60      $      13.34     $       9.07     $      11.09     $      11.93     $      12.54
================================================================================================================================
Total Return                          4.93%#           49.69%           (3.31)%          17.22%            5.36%           19.47%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  2,736,573      $  2,622,847     $  1,609,472     $  1,606,367     $  1,443,412     $  1,322,590
Ratio of Expenses to Average
   Net Assets                         0.56%*(a)         0.56%(a)         0.56%(a)         0.56%(a)         0.56%(a)         0.61%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                            (0.23)%*           0.25%            0.24%            0.41%            0.34%            0.30%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   14%#              19%              19%              14%              37%              23%
--------------------------------------------------------------------------------------------------------------------------------

                                                             DFA REAL ESTATE SECURITIES PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      18.80      $      14.91     $      15.02     $      13.51     $      11.50     $      13.00
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.54              0.64             0.54             0.82             0.76             0.77
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.52              4.08             0.18             1.49             1.90            (1.62)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.06              4.72             0.72             2.31             2.66            (0.85)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.71)            (0.75)           (0.75)           (0.80)           (0.65)           (0.65)
   Net Realized Gains                (0.16)            (0.08)           (0.08)              --                                --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.87)            (0.83)           (0.83)           (0.80)           (0.65)           (0.65)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      18.99      $      18.80     $      14.91     $      15.02     $      13.51     $      11.50
================================================================================================================================
Total Return                          5.87%#           33.48%            5.36%           17.76%           24.49%           (6.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    955,533       $   783,405     $    413,264     $    283,732     $    210,231     $    130,039
Ratio of Expenses to Average
   Net Assets                         0.38%*            0.41%            0.42%            0.43%            0.45%            0.47%
Ratio of Net Investment
   Income to Average Net
   Assets                             5.16%*            4.19%            4.71%            5.55%            6.06%            6.82%
Portfolio Turnover Rate                  0%#               2%               2%               6%               7%               8%
Portfolio Turnover Rate of
   Master Fund Series                  N/A+              N/A+             N/A+             N/A+             N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
N/A+ Not applicable, as the DFA Real Estate Securities Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      14.65      $      12.10     $      13.90     $      17.30     $      19.41     $      16.28
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.18              0.25             0.22             0.25             0.23             0.20
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.19              2.51            (1.79)           (3.38)           (1.96)            3.19
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.37              2.76            (1.57)           (3.13)           (1.73)            3.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.26)            (0.21)           (0.23)           (0.22)           (0.21)           (0.26)
   Net Realized Gains                   --                --               --            (0.05)           (0.17)              --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.26)            (0.21)           (0.23)           (0.27)           (0.38)           (0.26)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      15.76      $      14.65     $      12.10     $      13.90     $      17.30     $      19.41
================================================================================================================================
Total Return                          9.42%#           23.32%          (11.50)%         (18.42)%          (9.19)%          21.12%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    674,808      $    504,123     $    337,367     $    344,871     $    358,638     $    268,340
Ratio of Expenses to Average
   Net Assets                         0.41%*            0.43%            0.44%            0.45%            0.47%            0.53%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.56%*            2.10%            1.74%            1.65%            1.21%            1.38%
Portfolio Turnover Rate                  0%#               1%               9%               4%               1%               2%
--------------------------------------------------------------------------------------------------------------------------------

                                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.00      $       7.41     $       7.67     $       8.49     $       9.13     $       7.82
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.16             0.14             0.15             0.17             0.15
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.46              3.57            (0.25)           (0.67)           (0.62)            1.31
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.59              3.73            (0.11)           (0.52)           (0.45)            1.46
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.18)            (0.14)           (0.15)           (0.17)           (0.19)           (0.15)
   Net Realized Gains                   --                --               --            (0.13)              --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.18)            (0.14)           (0.15)           (0.30)           (0.19)           (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      12.41      $      11.00     $       7.41     $       7.67     $       8.49     $       9.13
================================================================================================================================
Total Return                         14.62%#           51.28%           (1.39)%          (6.36)%          (5.01)%          19.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,250,763      $    909,887     $    464,578     $    356,200     $    309,060     $    250,442
Ratio of Expenses to Average
   Net Assets                         0.70%*(a)         0.71%(a)         0.71%(a)         0.72%(a)         0.71%(a)         0.75%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                             2.22%*            1.97%            1.83%            2.02%            2.10%            1.76%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                               JAPANESE SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,       NOV. 30,           NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.80      $       7.49     $       8.42     $       9.90     $      11.11     $       9.10
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.18              0.05             0.06             0.09             0.10             0.05
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       2.31              3.35            (0.90)           (1.46)           (1.24)            2.02
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       2.49              3.40            (0.84)           (1.37)           (1.14)            2.07
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.19)            (0.09)           (0.09)           (0.11)           (0.07)           (0.06)
   Net Realized Gains                   --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.19)            (0.09)           (0.09)           (0.11)           (0.07)           (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      13.10      $      10.80     $       7.49     $       8.42     $       9.90     $      11.11
================================================================================================================================
Total Return                         23.40%#           46.01%           (9.96)%         (13.94)%         (10.23)%          22.96%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     49,003      $     22,713     $     51,819     $     76,570     $    101,115     $    144,533
Ratio of Expenses to Average
   Net Assets**                       0.75%*            0.75%            0.74%            0.74%            0.72%            0.73%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            0.82%*            0.85%            0.75%            0.74%            0.72%            0.73%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.63%*            1.18%            0.76%            0.93%            0.93%            0.61%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          1.56%*            1.08%            0.75%            0.93%            0.93%            0.61%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    1%#              16%               5%               9%               5%               6%
--------------------------------------------------------------------------------------------------------------------------------

                                                              PACIFIC RIM SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR            YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                  2004              2003             2002             2001             2000            1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      12.10      $       7.92     $       7.70     $       7.89     $       9.76     $       6.55
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.36             (0.13)            0.24             0.25             0.34             0.20
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.15)             4.69             0.27            (0.06)           (1.80)            3.23
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.21              4.56             0.51             0.19            (1.46)            3.43
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.47)            (0.38)           (0.29)           (0.38)           (0.41)           (0.22)
   Net Realized Gains                   --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.47)            (0.38)           (0.29)           (0.38)           (0.41)           (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      11.84      $      12.10     $       7.92     $       7.70     $       7.89     $       9.76
================================================================================================================================
Total Return                          1.75%#           60.57%            6.92%            2.32%          (15.65)%          54.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     25,089      $     20,378     $     54,185     $     74,185     $     88,307     $    131,782
Ratio of Expenses to Average
   Net Assets**                       0.82%*            0.78%            0.79%            0.75%            0.74%            0.94%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            0.93%*            0.88%            0.80%            0.75%            0.74%            0.94%
Ratio of Net Investment
   Income to Average Net
   Assets                             3.18%*            2.87%            3.23%            3.18%            3.64%            2.50%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          3.07%*            2.77%            3.22%            3.18%            3.64%            2.50%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    9%#              15%              26%              10%               7%              34%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                            UNITED KINGDOM SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      19.26      $      14.24     $      16.23     $      19.31     $      24.22     $      21.63
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.21              0.62             0.50             0.47             0.65             0.77
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       2.40              5.26            (1.23)           (1.26)           (1.89)            5.67
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       2.61              5.88            (0.73)           (0.79)           (1.24)            6.44
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.80)            (0.54)           (0.48)           (0.63)           (0.82)           (0.81)
   Net Realized Gains                   --             (0.32)           (0.78)           (1.66)           (2.85)           (3.04)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.80)            (0.86)           (1.26)           (2.29)           (3.67)           (3.85)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      21.07      $      19.26     $      14.24     $      16.23     $      19.31     $      24.22
================================================================================================================================
Total Return                         14.08%#           44.01%           (5.13)%          (5.36)%          (6.57)%          36.08%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     13,588      $     12,209     $     28,985     $     41,143     $     56,400     $     83,826
Ratio of Expenses to Average
   Net Assets**                       0.75%*            0.73%            0.73%            0.74%            0.73%            0.72%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            1.04%*            0.96%            0.80%            0.79%            0.74%            0.72%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.97%*            2.83%            2.55%            2.38%            2.59%            3.11%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          1.68%*            2.60%            2.48%            2.33%            2.58%            3.11%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    1%#               7%               6%              14%              11%               5%
--------------------------------------------------------------------------------------------------------------------------------

                                                              CONTINENTAL SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      12.60      $       8.93     $       9.96     $      12.33     $      14.29     $      17.42
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.49             0.23             0.27             0.33             0.24
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.23              3.83             0.02            (0.85)           (0.01)           (1.26)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.36              4.32             0.25            (0.58)            0.32            (1.02)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.41)            (0.22)           (0.27)           (0.32)           (0.25)           (0.29)
   Net Realized Gains                (1.79)            (0.43)           (1.01)           (1.47)           (2.03)           (1.82)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (2.20)            (0.65)           (1.28)           (1.79)           (2.28)           (2.11)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      11.76      $      12.60     $       8.93     $       9.96     $      12.33     $      14.29
================================================================================================================================
Total Return                         12.35%#           52.10%            2.71%           (5.85)%           2.26%           (6.26)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     26,226      $     24,376     $     60,743     $     82,883     $    110,220     $    160,743
Ratio of Expenses to Average
   Net Assets**                       0.75%*            0.77%            0.78%            0.76%            0.72%            0.70%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            0.90%*            0.88%            0.78%            0.76%            0.72%            0.70%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.27%*            2.07%            1.84%            2.28%            1.92%            1.56%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          2.12%*            1.96%            1.84%            2.28%            1.92%            1.56%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    2%#              11%              12%              12%               9%              11%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                         DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.52      $       7.42     $       7.39     $       7.84     $       8.49     $       7.54
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.16             0.15             0.19             0.18             0.14
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.66              4.09             0.06            (0.20)           (0.63)            1.12
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.79              4.25             0.21            (0.01)           (0.45)            1.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.19)            (0.15)           (0.18)           (0.18)           (0.20)           (0.15)
   Net Realized Gains                (0.09)               --               --            (0.26)              --            (0.16)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.28)            (0.15)           (0.18)           (0.44)           (0.20)           (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      13.03      $      11.52     $       7.42     $       7.39     $       7.84     $       8.49
================================================================================================================================
Total Return                         15.78%#           58.44%            2.95%           (0.15)%          (5.36)%          17.54%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,554,889      $  1,095,697     $    576,537     $    492,911     $    472,235     $    525,133
Ratio of Expenses to Average
   Net Assets                         0.78%*            0.81%            0.83%            0.83%            0.82%            0.83%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.04%*            1.75%            1.87%            2.36%            2.28%            1.81%
Portfolio Turnover Rate                  4%#              10%              21%              13%              16%              16%
Portfolio Turnover Rate of
   Master Fund Series                  N/A+              N/A+             N/A+             N/A+             N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

                                                                  EMERGING MARKETS PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.87      $       8.65     $       8.62     $       9.52     $      12.37     $       8.16
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.16             0.10             0.12             0.11             0.08
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.98              3.18             0.05            (0.96)           (2.86)            4.22
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.11              3.34             0.15            (0.84)           (2.75)            4.30
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.15)            (0.12)           (0.12)           (0.06)           (0.10)           (0.09)
   Net Realized Gains                   --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.15)            (0.12)           (0.12)           (0.06)           (0.10)           (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      12.83      $      11.87     $       8.65     $       8.62     $       9.52     $      12.37
================================================================================================================================
Total Return                          9.40%#           39.13%            1.71%           (8.95)%         (22.49)%          53.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    767,055      $    594,076     $    333,866     $    298,036     $    286,152     $    330,604
Ratio of Expenses to Average
   Net Assets                         0.74%*            0.78%(a)         0.78%(a)         0.90%(a)         0.90%(a)         0.91%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                             2.21%*            1.79%            1.20%            1.50%            0.90%            0.90%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    1%#               1%               8%               6%              12%              16%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
N/A+ Not applicable, as the DFA International Small Cap Value Portfolio is a stand-alone registered investment company.

                  See accompanying Notes to Financial Statement

                                                             EMERGING MARKETS SMALL CAP PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $       8.74      $       5.89     $       5.33     $       6.79     $      14.88     $       9.09
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.06              0.10             0.06             0.10             0.12             0.04
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.68              2.88             0.54            (0.65)           (1.68)            6.11
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.74              2.98             0.60            (0.55)           (1.56)            6.15
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.10)            (0.07)           (0.04)           (0.06)           (0.15)           (0.06)
   Net Realized Gains                (0.07)            (0.06)              --            (0.85)           (6.38)           (0.30)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.17)            (0.13)           (0.04)           (0.91)           (6.53)           (0.36)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $       9.31      $       8.74     $       5.89     $       5.33     $       6.79     $      14.88
================================================================================================================================
Total Return                          8.41%#           51.84%           11.23%           (9.44)%         (23.38)%          70.30%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    133,790      $     84,353     $     26,516     $     15,172     $     10,992     $     11,734
Ratio of Expenses to Average
   Net Assets**                       1.07%*            1.12%            1.20%            1.56%            1.56%            1.77%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.37%*            1.81%            1.31%            1.18%            0.77%            0.73%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    7%#               6%              16%              14%              20%              24%
--------------------------------------------------------------------------------------------------------------------------------

                                                              DFA ONE-YEAR FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.30      $      10.39     $      10.31     $      10.21     $      10.17     $      10.22
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.06              0.16             0.27             0.51             0.60             0.52
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.01)             0.03             0.08             0.11             0.04            (0.04)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.05              0.19             0.35             0.62             0.64             0.48
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.06)            (0.16)           (0.27)           (0.52)           (0.60)           (0.52)
   Net Realized Gains                (0.07)            (0.12)              --               --               --            (0.01)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.13)            (0.28)           (0.27)           (0.52)           (0.60)           (0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      10.22      $      10.30     $      10.39     $      10.31     $      10.21     $      10.17
================================================================================================================================
Total Return                          0.49%#            1.85%            3.43%            6.21%            6.49%            4.80%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,819,393      $  1,454,736     $    992,307     $    739,847     $    725,284     $    712,520
Ratio of Expenses to Average
   Net Assets**                       0.20%*            0.20%            0.20%            0.20%            0.20%            0.21%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.15%*            1.45%            2.56%            5.04%            5.90%            5.07%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   72%#             143%             154%              55%              35%              58%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                          DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.08      $      10.19     $       9.95     $      10.05     $      10.31     $      10.21
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.14              0.22             0.25             0.19             1.01             0.56
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.11)             0.01             0.20             0.45            (0.41)           (0.09)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.03              0.23             0.45             0.64             0.60             0.47
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.07)            (0.34)           (0.21)           (0.56)           (0.86)           (0.36)
   Net Realized Gains                (0.11)               --               --               --               --            (0.01)
   Tax Return of Capital                --                --               --            (0.18)              --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.18)            (0.34)           (0.21)           (0.74)           (0.86)           (0.37)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $       9.93      $      10.08     $      10.19     $       9.95     $      10.05     $      10.31
================================================================================================================================
Total Return                          0.33%#            2.26%            4.54%            6.75%            6.18%            4.69%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,505,505      $  1,195,072     $    799,214     $    596,119     $    518,491     $    531,488
Ratio of Expenses to Average
   Net Assets                         0.23%*            0.25%(a)         0.25%(a)         0.27%(a)         0.27%(a)         0.27%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                             0.98%*            1.68%            2.58%            1.34%            9.97%            5.59%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   60%#             144%             138%             113%              73%              78%
--------------------------------------------------------------------------------------------------------------------------------

                                                              DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.11      $      11.05     $      10.56     $      10.32     $      10.26     $      10.35
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.17              0.34             0.41             0.49             0.59             0.49
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.17)             0.10             0.51             0.32             0.01            (0.08)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                         --              0.44             0.92             0.81             0.60             0.41
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.19)            (0.38)           (0.43)           (0.57)           (0.54)           (0.50)
   Net Realized Gains                (0.38)               --               --               --               --               --
   Tax Return of Capital                --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.57)            (0.38)           (0.43)           (0.57)           (0.54)           (0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      10.54      $      11.11     $      11.05     $      10.56     $      10.32     $      10.26
================================================================================================================================
Total Return                         (0.04)%#           4.02%            9.06%            8.18%            6.16%            4.11%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    465,642      $    402,992     $    315,290     $    243,880     $    218,557     $    219,022
Ratio of Expenses to Average
   Net Assets                         0.26%*            0.27%            0.26%            0.27%            0.28%            0.28%
Ratio of Net Investment
   Income to Average Net
   Assets                             3.18%*            3.20%            4.09%            4.79%            5.75%            4.95%
Portfolio Turnover Rate                 25%#             149%              19%             189%              60%              57%
Portfolio Turnover Rate of
   Master Fund Series                  N/A+              N/A+             N/A+             N/A+             N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                          DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.92      $      10.93     $      10.50     $      10.50     $      10.53     $      10.65
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.15              0.33             0.33             0.50             0.61             0.37
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.13)             0.15             0.44             0.22               --             0.01
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.02              0.48             0.77             0.72             0.61             0.38
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.16)            (0.39)           (0.33)           (0.72)           (0.64)           (0.22)
   Net Realized Gains                (0.42)            (0.10)           (0.01)              --                             (0.28)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.58)            (0.49)           (0.34)           (0.72)           (0.64)           (0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      10.36      $      10.92     $      10.93     $      10.50     $      10.50     $      10.53
================================================================================================================================
Total Return                          0.11%#            4.45%            7.55%            7.23%            6.09%            3.63%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,114,777      $    969,439     $    761,717     $    628,936     $    517,325     $    472,334
Ratio of Expenses to Average
   Net Assets                         0.33%*            0.34%            0.35%            0.37%            0.38%            0.39%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.98%*            3.23%            4.09%            4.04%            4.15%            3.62%
Portfolio Turnover Rate                 37%#             103%              79%             113%              80%              59%
--------------------------------------------------------------------------------------------------------------------------------

                                                      DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      12.14      $      12.39     $      11.90     $      11.18     $      10.84     $      11.78
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.28              0.62             0.65             0.65             0.63             0.61
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.27)            (0.02)            0.48             0.71             0.38            (0.89)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.01              0.60             1.13             1.36             1.01            (0.28)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.28)            (0.65)           (0.64)           (0.64)           (0.63)           (0.58)
   Net Realized Gains                (0.29)            (0.20)              --               --            (0.04)           (0.08)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.57)            (0.85)           (0.64)           (0.64)           (0.67)           (0.66)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      11.58      $      12.14     $      12.39     $      11.90     $      11.18     $      10.84
================================================================================================================================
Total Return                         (0.08)%#           4.86%            9.95%           12.57%            9.75%           (2.41)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    335,483      $    316,234     $    300,059     $    310,661     $    286,444     $    256,376
Ratio of Expenses to Average
   Net Assets                         0.16%*            0.17%            0.16%            0.16%            0.18%            0.21%
Ratio of Net Investment
   Income to Average Net
   Assets                             4.73%*            4.91%            5.37%            5.60%            6.00%            5.58%
Portfolio Turnover Rate                  3%#              23%              14%              17%               8%              13%
--------------------------------------------------------------------------------------------------------------------------------

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                                             DFA SHORT-TERM MUNICIPAL
                                                                                                  BOND PORTFOLIO
                                                                                  ----------------------------------------------
                                                                                   SIX MONTHS          YEAR           AUG. 20
                                                                                     ENDED            ENDED              TO
                                                                                    MAY 31,          NOV. 30,         NOV. 30,
                                                                                     2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period                                              $      10.13     $       9.97     $      10.00
                                                                                  ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                           0.08             0.16             0.04
   Net Gains (Losses) on Securities (Realized and Unrealized)                            (0.13)            0.15            (0.04)
                                                                                  ------------     ------------     ------------
    Total From Investment Operations                                                     (0.05)            0.31               --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                                 (0.08)           (0.15)           (0.03)
   Net Realized Gains                                                                       --               --               --
                                                                                  ------------     ------------     ------------
    Total Distributions                                                                  (0.08)           (0.15)           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $      10.00     $      10.13     $       9.97
================================================================================================================================
Total Return                                                                             (0.50)%#          3.17%           (0.03)%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                             $    307,661     $    213,389     $     78,819
Ratio of Expenses to Average Net Assets                                                   0.30%*           0.30%            0.30%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of
   expenses and/or recovery of previously waived fees)                                    0.32%*           0.34%            0.75%*
Ratio of Net Investment Income to Average Net Assets                                      1.63%*           1.60%            1.71%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)                      1.61%*           1.56%            1.26%*
Portfolio Turnover Rate                                                                      5%#              0%               0%
--------------------------------------------------------------------------------------------------------------------------------

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's thirty-six portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and seven are presented in separate reports.

     The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                       PERCENTAGE
                                                                                                       OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         SERIES (MASTER FUNDS)                                AT 5/31/04
-------------------------                         ---------------------                                ----------
U.S. Large Company Portfolio                      The U.S. Large Company Series                                37%
Enhanced U.S. Large Company Portfolio             The Enhanced U.S. Large Company Series                      100%
U.S. Large Cap Value Portfolio                    The U.S. Large Cap Value Series                              67%
U.S. Small XM Value Portfolio                     The U.S. Small XM Value Series                               68%
U.S. Small Cap Value Portfolio                    The U.S. Small Cap Value Series                              92%
U.S. Small Cap Portfolio                          The U.S. Small Cap Series                                    87%
U.S. Micro Cap Portfolio                          The U.S. Micro Cap Series                                   100%
International Small Company Portfolio             The Japanese Small Company Series                            83%
                                                  The Pacific Rim Small Company Series                         80%
                                                  The United Kingdom Small Company Series                      89%
                                                  The Continental Small Company Series                         89%
Japanese Small Company Portfolio                  The Japanese Small Company Series                            11%
Pacific Rim Small Company Portfolio               The Pacific Rim Small Company Series                         14%
United Kingdom Small Company Portfolio            The United Kingdom Small Company Series                       5%
Continental Small Company Portfolio               The Continental Small Company Series                          5%
Emerging Markets Portfolio                        The Emerging Markets Series                                  98%
Emerging Markets Small Cap Portfolio              The Emerging Markets Small Cap Series                        78%
DFA One-Year Fixed Income Portfolio               The DFA One-Year Fixed Income Series                        100%
DFA Two-Year Global Fixed Income Portfolio        The DFA Two-Year Global Fixed Income Series                  99%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company

Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the six months ended May 31, 2004, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          DFA Real Estate Securities Portfolio                     0.30 of 1%
          Large Cap International Portfolio                        0.25 of 1%
          DFA International Small Cap Value Portfolio              0.65 of 1%
          DFA Five-Year Government Portfolio                       0.20 of 1%
          DFA Five-Year Global Fixed Income Portfolio              0.25 of 1%
          DFA Intermediate Government Fixed Income Portfolio       0.10 of 1%(a)
          DFA Short-Term Municipal Bond Portfolio                  0.20 of 1%

(a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from 0.15 of 1% of average daily net assets to 0.10 of 1% of average daily net assets.

     For the six months ended May 31, 2004, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

          U.S. Large Company Portfolio                             0.215 of 1%
          Enhanced U.S. Large Company Portfolio                    0.15 of 1%
          U.S. Large Cap Value Portfolio                           0.15 of 1%
          U.S. Small XM Value Portfolio                            0.30 of 1%
          U.S. Small Cap Value Portfolio                           0.30 of 1%
          U.S. Small Cap Portfolio                                 0.32 of 1%
          U.S. Micro Cap Portfolio                                 0.40 of 1%
          International Small Company Portfolio                    0.40 of 1%
          Japanese Small Company Portfolio                         0.40 of 1%
          Pacific Rim Small Company Portfolio                      0.40 of 1%
          United Kingdom Small Company Portfolio                   0.40 of 1%
          Continental Small Company Portfolio                      0.40 of 1%
          Emerging Markets Portfolio                               0.40 of 1%
          Emerging Markets Small Cap Portfolio                     0.45 of 1%
          DFA One-Year Fixed Income Portfolio                      0.10 of 1%
          DFA Two-Year Global Fixed Income Portfolio               0.10 of 1%

     For the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At May 31, 2004 there were approximately $3,962,000, $4,400 and $0, respectively, of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

     The Advisor has agreed to waive its administration fee to the Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were no waivers or fees subject to the future reimbursement to the Advisor.

     For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were no waivers or fees subject to future reimbursement to the Advisor.

     For Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were approximately $49,000, $52,000, $59,000, and $55,000, respectively, of previously waived fees of subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

     For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, approximately $80,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding May 31, 2007.

     Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

          U.S. Large Company Portfolio                             $      16,117
          Enhanced U.S. Large Company Portfolio                            2,241
          U.S. Large Cap Value Portfolio                                  27,511
          U.S. Small XM Value Portfolio                                    1,768
          U.S. Small Cap Value Portfolio                                  65,301
          U.S. Small Cap Portfolio                                        19,720
          U.S. Micro Cap Portfolio                                        40,158
          DFA Real Estate Securities Portfolio                            12,525
          Large Cap International Portfolio                                8,692
          International Small Company Portfolio                           15,996
          Japanese Small Company Portfolio                                   523
          Pacific Rim Small Company Portfolio                                383
          United Kingdom Small Company Portfolio                             194
          Continental Small Company Portfolio                                381
          DFA International Small Cap Value Portfolio                     19,328
          Emerging Markets Portfolio                                      10,383
          Emerging Markets Small Cap Portfolio                             1,541
          DFA One-Year Fixed Income Portfolio                             23,948
          DFA Two-Year Global Fixed Income Portfolio                      18,831
          DFA Five-Year Government Portfolio                               6,135
          DFA Five-Year Global Fixed Income Portfolio                     14,639
          DFA Intermediate Government Fixed Income Portfolio               4,615
          DFA Short-Term Municipal Bond Portfolio                          3,696

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                             U.S. GOVERNMENT         OTHER INVESTMENT
                                                               SECURITIES              SECURITIES
                                                         ----------------------   ----------------------
                                                         PURCHASES     SALES      PURCHASES     SALES
                                                         ---------   ----------   ---------   ----------
DFA Real Estate Securities Portfolio                            --           --   $ 149,914   $    1,158
Large Cap International Portfolio                               --           --     132,971        2,989
DFA International Small Cap Value Portfolio                     --           --     327,666       49,687
DFA Five-Year Government Portfolio                       $ 179,464   $  108,865          --           --
DFA Five-Year Global Fixed Income Portfolio                195,888      118,653     347,619      258,760
DFA Intermediate Government Fixed Income Portfolio          39,963       10,977          --           --
DFA Short-Term Municipal Bond Portfolio                         --           --      73,238        8,471

F. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                          GROSS UNREALIZED   GROSS UNREALIZED
                                                            APPRECIATION       DEPRECIATION         NET
                                                          ----------------   ----------------   ------------
U.S. Large Company Portfolio                              $        296,766   $       (140,032)  $    156,734
Enhanced U.S. Large Company Portfolio                               15,506            (33,735)       (18,229)
U.S. Large Cap Value Portfolio                                     412,788           (109,405)       303,383
U.S. Small XM Value Portfolio                                       29,500            (11,267)        18,233
U.S. Small Cap Value Portfolio                                   1,379,460           (165,869)     1,213,591
U.S. Small Cap Portfolio                                           285,195            (68,877)       216,318
U.S. Micro Cap Portfolio                                           922,503            (97,309)       825,194
DFA Real Estate Securities Portfolio                               188,076            (13,137)       174,939
Large Cap International Portfolio                                  101,098            (64,665)        36,433
International Small Company Portfolio                              271,074             (7,115)       263,959
Japanese Small Company Portfolio                                    24,224           (147,671)      (123,447)
Pacific Rim Small Company Portfolio                                 48,962            (80,613)       (31,651)
United Kingdom Small Company Portfolio                              70,341            (64,753)         5,588
Continental Small Company Portfolio                                 82,419            (72,246)        10,173
DFA International Small Cap Value Portfolio                        429,702           (109,751)       319,951
Emerging Markets Portfolio                                         214,361            (76,492)       137,869
Emerging Markets Small Cap Portfolio                                15,280             (2,623)        12,657
DFA One-Year Fixed Income Portfolio                                  2,077             (7,416)        (5,339)
DFA Two-Year Global Fixed Income Portfolio                              --            (13,612)       (13,612)
DFA Five-Year Government Portfolio                                      21            (11,429)       (11,408)
DFA Five-Year Global Fixed Income Portfolio                          1,687            (25,218)       (23,531)
DFA Intermediate Government Fixed Income Portfolio                  15,443             (3,739)        11,704
DFA Short-Term Municipal Bond Portfolio                                221             (3,441)        (3,220)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                    EXPIRES ON NOVEMBER 30,
                                                                    -----------------------
                                          2005      2006      2007      2008      2009      2010      2011     TOTAL
                                        --------  --------  --------  --------  --------  --------  --------  --------
U.S. Large Company Portfolio                  --        --        --        --  $  2,253        --  $ 28,799  $ 31,052
Enhanced U.S. Large Company
  Portfolio                                   --        --        --        --         9        --     2,572     2,581
U.S. Large Cap Value Portfolio                --        --        --        --        --  $  1,412        --     1,412
Large Cap International
  Portfolio                                   --        --        --        --     2,431    18,180       533    21,144
International Small Company
  Portfolio                                   --        --        --        --     1,816       272        --     2,088
Japanese Small Company
  Portfolio                             $  1,532  $  7,918  $  2,826  $    632     3,508     4,453    19,912    40,781
Pacific Rim Small Company
  Portfolio                                   --        --       566        --       906     3,164     6,171    10,807
United Kingdom Small Co.
  Portfolio                                   --        --        --        --        --        --       102       102
Emerging Markets Portfolio                    --       962     1,831        --    18,234    19,225     7,371    47,623
DFA One-Year Fixed Income
  Portfolio                                   --        --        --        45        --        --        --        45
DFA Two-Year Global Fixed
  Income Portfolio                            --        --        --        --       550        --        --       550

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                 MARK TO MARKET   REALIZED GAINS
                                                 --------------   --------------
Large Cap International Portfolio                $    1,280,889   $       37,739
International Small Company Portfolio                 1,824,415        1,016,120
Japanese Small Company Portfolio                         42,726            7,294
Pacific Rim Small Company Portfolio                     521,735          739,744
United Kingdom Small Company Portfolio                   38,842           16,885
Continental Small Company Portfolio                      94,741          436,445
DFA International Small Cap Value Portfolio           5,100,660          977,325
Emerging Markets Portfolio                            1,702,489          309,704
Emerging Markets Small Cap Portfolio                    215,229          112,990

G. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consist of (amounts in thousands):

                                           ACCUMULATED                          ACCUMULATED       DEFERRED
                                               NET                              NET REALIZED      THAILAND
                                           INVESTMENT         ACCUMULATED         FOREIGN         CAPITAL
                           PAID-IN           INCOME          NET REALIZED        EXCHANGE          GAINS
                           CAPITAL           (LOSS)           GAIN (LOSS)       GAIN (LOSS)         TAX
                         -----------       -----------       ------------       -----------       --------
U.S. Large Company
  Portfolio              $ 1,100,578       $     4,302       $    (78,553)               --             --
Enhanced U.S. Large
  Company Portfolio          193,423               (74)           (36,316)               --             --
U.S. Large Cap Value
  Portfolio                1,837,003              (860)          (110,669)               --             --
U.S. Small XM
  Value Portfolio            107,824              (209)             3,370                --             --
U.S. Small Cap
  Value Portfolio          3,275,265            (6,030)           119,357                --             --
U.S. Small Cap
  Portfolio                1,352,172            (2,070)          (111,681)               --             --
U.S. Micro Cap
  Portfolio                1,839,595            (4,630)           (20,895)               --             --
DFA Real Estate
  Securities Portfolio       754,445            22,788              2,272                --             --
Large Cap
  International
  Portfolio                  652,508             6,302            (21,225)      $        54             --
International Small
  Company Portfolio          964,317             9,067             12,947                 2             --
Japanese Small
  Company Portfolio          215,601               (85)           (45,798)                4             --
Pacific Rim Small
  Company Portfolio           68,405            (1,077)           (10,638)                5             --
United Kingdom Small
  Company Portfolio            7,823                75                 96                (5)            --
Continental Small
  Company Portfolio           15,718               288                 (3)                4             --
DFA International
  Small Cap Value
  Portfolio                1,201,305             7,140             26,159               157             --
Emerging Markets
  Portfolio                  674,475             5,474            (47,393)             (563)      $ (3,190)
Emerging Markets
  Small Cap Portfolio        114,961               473              6,051                46           (390)
DFA One-Year Fixed
  Income Portfolio         1,825,656              (288)            (8,052)               --             --
DFA Two-Year Global
  Fixed Income
  Portfolio                1,519,777              (453)            (8,815)               --             --
DFA Five-Year
  Government
  Portfolio                  471,241             6,014               (205)               --             --
DFA Five-Year Global
  Fixed Income
  Portfolio                1,131,784             8,532             (1,547)               31             --
DFA Intermediate
  Government Fixed
  Income Portfolio           318,949             4,067                763                --             --
DFA Short-Term
  Municipal Bond
  Portfolio                  310,461               437                (17)               --             --

                            UNREALIZED
                          APPRECIATION
                          (DEPRECIATION)         UNREALIZED
                          OF INVESTMENT         NET FOREIGN
                           SECURITIES,            EXCHANGE                         NUMBER OF
                           FUTURES AND             GAIN           TOTAL NET         SHARES
                         FOREIGN CURRENCY         (LOSS)           ASSETS          AUTHORIZED
                         ----------------       -----------      -----------      -----------
U.S. Large Company
  Portfolio              $        206,300                --      $ 1,232,627      200,000,000
Enhanced U.S. Large
  Company Portfolio                15,506                --          172,539      100,000,000
U.S. Large Cap Value
  Portfolio                       412,789                --        2,138,263      100,000,000
U.S. Small XM
  Value Portfolio                  20,500                --          131,485      100,000,000
U.S. Small Cap
  Value Portfolio               1,379,461                --        4,768,053      300,000,000
U.S. Small Cap
  Portfolio                       285,195                --        1,523,616      100,000,000
U.S. Micro Cap
  Portfolio                       922,503                --        2,736,573      300,000,000
DFA Real Estate
  Securities Portfolio            176,028                --          953,533      100,000,000
Large Cap
  International
  Portfolio                        37,246       $       (77)         674,808      150,000,000
International Small
  Company Portfolio               264,337                93        1,250,763      100,000,000
Japanese Small
  Company Portfolio              (120,698)              (21)          49,003       50,000,000
Pacific Rim Small
  Company Portfolio               (31,603)               (3)          25,089       50,000,000
United Kingdom Small
  Company Portfolio                 5,595                 4           13,588       20,000,000
Continental Small
  Company Portfolio                10,173                46           26,226      200,000,000
DFA International
  Small Cap Value
  Portfolio                       319,988               140        1,554,889      200,000,000
Emerging Markets
  Portfolio                       138,309               (57)         767,055      100,000,000
Emerging Markets
  Small Cap Portfolio              12,658                (9)         133,790      100,000,000
DFA One-Year Fixed
  Income Portfolio                  2,077                --        1,819,393      300,000,000
DFA Two-Year Global
  Fixed Income
  Portfolio                        (5,004)               --        1,505,505      200,000,000
DFA Five-Year
  Government
  Portfolio                       (11,408)               --          465,642      100,000,000
DFA Five-Year Global
  Fixed Income
  Portfolio                       (23,531)             (492)       1,114,777      100,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio                 11,704                --          335,483      100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                        (3,220)               --          307,661      100,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     All open repurchase agreements were entered into on May 28, 2004.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2004, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements.

                                                                                                UNREALIZED
                                                                                                 FOREIGN
SETTLEMENT                                             CONTRACT              VALUE AT           EXCHANGE
   DATE                   CURRENCY SOLD                 AMOUNT             MAY 31, 2004        GAIN (LOSS)
----------       ------------------------------      -------------        --------------       ------------
06/28/04         262,087,583      Swedish Krona      $  34,624,389        $   35,124,042       $  (499,653)
                                                     -------------        --------------       ------------
                                                     $  34,624,389        $   35,124,042       $  (499,653)
                                                     =============        ==============       ============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line were as follows:

                                     WEIGHTED        WEIGHTED       NUMBER OF    INTEREST      MAXIMUM AMOUNT
                                      AVERAGE         AVERAGE         DAYS        EXPENSE     BORROWED DURING
                                   INTEREST RATE   LOAN BALANCE    OUTSTANDING   INCURRED       THE PERIOD
                                   -------------   ------------    -----------   --------     ---------------
International Small Company
   Portfolio                           1.78%         $ 352,625         8           $ 139         $ 550,000

     There were no outstanding borrowings under the line of credit at May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit during the six months ended May 31, 2004.

J. REIMBURSEMENT FEES:

     Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital.

     The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fees for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

     Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

K. SECURITIES LENDING:

     As of May 31, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (68,354,145 Shares, Cost $729,861)++ at Value+                                      $    953,540
Receivable for Fund Shares Sold                                                                 541
Prepaid Expenses and Other Assets                                                                11
                                                                                       ------------
      Total Assets                                                                          954,092
                                                                                       ------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                              244
   Fund Shares Redeemed                                                                         297
   Due To Advisor                                                                               152
Accrued Expenses and Other Liabilities                                                           27
                                                                                       ------------
      Total Liabilities                                                                         720
                                                                                       ------------
NET ASSETS                                                                             $    953,372
                                                                                       ============
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 200,000,000)                              69,674,977
                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $      13.68
                                                                                       ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $    770,549
Accumulated Net Investment Income (Loss)                                                       (496)
Accumulated Net Realized Gain (Loss)                                                        (40,360)
Unrealized Appreciation (Depreciation) from Investment Securities                           223,679
                                                                                       ------------
      Total Net Assets                                                                 $    953,372
                                                                                       ============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $760,644.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                 $      3,543
                                                                                       ------------

EXPENSES
   Administrative Services                                                                      877
   Accounting & Transfer Agent Fees                                                              20
   Legal Fees                                                                                    11
   Audit Fees                                                                                     4
   Filing Fees                                                                                   16
   Shareholders' Reports                                                                          8
   Directors' Fees and Expenses                                                                   4
   Other                                                                                          5
                                                                                       ------------
          Total Expenses                                                                        945
                                                                                       ------------
   NET INVESTMENT INCOME (LOSS)                                                               2,598
                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                      (761)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                 95,560
                                                                                       ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                  94,799
                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $     97,397
                                                                                       ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                        SIX MONTHS       YEAR
                                                                                          ENDED         ENDED
                                                                                         MAY 31,       NOV. 30,
                                                                                           2004          2003
                                                                                       ------------  ------------
                                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                        $      2,598  $     12,442
   Capital Gain Distributions Received from The DFA Investment Trust Company                     --           507
   Net Realized Gain (Loss) on Investment Securities Sold                                      (761)       (8,106)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                                  95,560       180,511
                                                                                       ------------  ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                    97,397       185,354
                                                                                       ------------  ------------
Distributions From:
   Net Investment Income                                                                     (5,123)      (12,609)
                                                                                       ------------  ------------
          Total Distributions                                                                (5,123)      (12,609)
                                                                                       ------------  ------------
Capital Share Transactions (1):
   Shares Issued                                                                            179,382       217,849
   Shares Issued in Lieu of Cash Distributions                                                5,123        12,606
   Shares Redeemed                                                                          (71,726)     (119,194)
                                                                                       ------------  ------------
          Net Increase (Decrease) from Capital Share Transactions                           112,779       111,261
                                                                                       ------------  ------------
          Total Increase (Decrease)                                                         205,053       284,006
NET ASSETS
   Beginning of Period                                                                      748,319       464,313
                                                                                       ------------  ------------
   End of Period                                                                       $    953,372  $    748,319
                                                                                       ============  ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                          13,304        22,165
      Shares Issued in Lieu of Cash Distributions                                               403         1,279
      Shares Redeemed                                                                        (5,367)      (12,639)
                                                                                       ------------  ------------
                                                                                              8,340        10,805
                                                                                       ============  ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                          SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                           MAY 31,        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             2004           2003         2002         2001         2000         1999
                                          ----------     ----------   ----------   ----------   ----------   ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period      $    12.20     $     9.19   $    10.30   $    12.58   $    13.07   $    11.88
                                          ----------     ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.04           0.22         0.23         0.25         0.24         0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 1.52           3.02        (0.78)       (1.50)       (0.32)        1.24
                                          ----------     ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations          1.56           3.24        (0.55)       (1.25)       (0.08)        1.52
                                          ----------     ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.08)         (0.23)       (0.21)       (0.27)       (0.22)       (0.29)
   Net Realized Gains                             --             --        (0.35)       (0.76)       (0.19)       (0.04)
                                          ----------     ----------   ----------   ----------   ----------   ----------
      Total Distributions                      (0.08)         (0.23)       (0.56)       (1.03)       (0.41)       (0.33)
                                          ----------     ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period            $    13.68     $    12.20   $     9.19   $    10.30   $    12.58   $    13.07
                                          ==========     ==========   ==========   ==========   ==========   ==========
Total Return                                   12.87%#        35.92%       (5.72)%     (10.96)%      (0.72)%      12.96%

Net Assets, End of Period (thousands)     $  953,372     $  748,319   $  464,313   $  449,496   $  569,234   $  453,713
Ratio of Expenses to Average Net
   Assets**                                     0.51%*         0.52%        0.53%        0.51%        0.52%        0.52%
Ratio of Net Investment Income to
   Average Net Assets                           0.59%*         2.26%        2.35%        2.12%        1.76%        2.21%
Portfolio Turnover Rate                          N/A            N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
   Series                                          5%#           14%          18%           6%           9%           6%

----------
*    Annualized
#    Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 47% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $12,226.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                   $ 223,679
          Gross Unrealized Depreciation                     (30,782)
                                                          ---------
          Net                                             $ 192,897
                                                          =========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $9,600,000, with $8,719,000 and $881,000 expiring on November 30, 2010 and 2011, respectively.

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit during the six months ended May 31, 2004.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (87.5%)
   3M Co.                                                               244,400    $    20,666,464
   Abbott Laboratories                                                  487,700         20,098,117
   Ace, Ltd.                                                             87,100          3,586,778
 * ADC Telecommunications, Inc.                                         251,500            638,810
 # Adobe Systems, Inc.                                                   74,400          3,320,472
*# Advanced Micro Devices, Inc.                                         108,700          1,690,285
 * AES Corp.                                                            194,200          1,813,828
   Aetna, Inc.                                                           47,800          3,881,360
 * Affiliated Computer Services, Inc.
     Class A                                                             42,700          2,127,314
   AFLAC, Inc.                                                          159,900          6,491,940
 * Agilent Technologies, Inc.                                           148,300          3,811,310
   Air Products & Chemicals, Inc.                                        70,900          3,542,873
   Alberto-Culver Co. Class B                                            28,300          1,330,666
 # Albertson's, Inc.                                                    114,400          2,680,392
   Alcoa, Inc.                                                          271,400          8,494,820
*# Allegheny Energy, Inc.                                                39,600            564,300
   Allegheny Technologies, Inc.                                          25,200            302,652
   Allergan, Inc.                                                        40,900          3,636,010
 * Allied Waste Industries, Inc.                                         99,900          1,324,674
 # Allstate Corp.                                                       219,400          9,649,212
   Alltel Corp.                                                          97,400          4,931,362
*# Altera Corp.                                                         118,100          2,703,309
   Altria Group, Inc.                                                   638,400         30,624,048
   Ambac Financial Group, Inc.                                           33,300          2,302,695
   Amerada Hess Corp.                                                    28,000          1,976,520
   Ameren Corp.                                                          56,700          2,506,140
 # American Electric Power Co., Inc.                                    123,200          3,914,064
   American Express Co.                                                 401,200         20,340,840
   American International Group, Inc.                                   813,800         59,651,540
   American Power Conversion Corp.                                       61,900          1,120,390
 * American Standard Companies, Inc.                                     67,500          2,532,600
   AmerisourceBergen Corp.                                               35,000          2,099,300
*# Amgen, Inc.                                                          402,400         22,011,280
   AmSouth Bancorporation                                               109,500          2,790,060
   Anadarko Petroleum Corp.                                              78,500          4,279,820
 # Analog Devices, Inc.                                                 116,600          5,730,890
*# Andrew Corp.                                                          49,600            974,640
   Anheuser-Busch Companies, Inc.                                       254,100         13,535,907
*# Anthem, Inc.                                                          43,100          3,815,643
   AON Corp.                                                             97,900          2,704,977
   Apache Corp.                                                         101,100          4,080,396
   Apartment Investment & Management
     Co. Class A                                                         29,200            843,296
 * Apollo Group, Inc. (Class A)                                          54,900          5,149,620
*# Apple Computer, Inc.                                                 115,300          3,235,318
 # Applera Corporation - Applied
     Biosystems Group                                                    64,300          1,246,134
 * Applied Materials, Inc.                                              524,500         10,469,020
 * Applied Micro Circuits Corp.                                          96,900            522,291
   Archer-Daniels Midland Co.                                           202,100          3,360,923
   Ashland, Inc.                                                         21,700          1,023,155
 # AT&T Corp.                                                           247,500          4,103,550
 * AT&T Wireless Services, Inc.                                         849,800         12,033,168
 # Autodesk, Inc.                                                        35,200          1,262,272
   Automatic Data Processing, Inc.                                      183,900    $     8,170,677
*# AutoNation, Inc.                                                      85,800          1,430,286
 * Autozone, Inc.                                                        27,200          2,359,600
*# Avaya, Inc.                                                          132,500          2,097,475
   Avery Dennison Corp.                                                  34,500          2,036,880
   Avon Products, Inc.                                                   73,500          6,516,510
   B B & T Corp.                                                        170,500          6,424,440
   Baker Hughes, Inc.                                                   104,400          3,552,732
   Ball Corp.                                                            17,500          1,195,425
 # Bank of America Corp.                                                640,659         53,257,983
   Bank of New York Co., Inc.                                           241,300          7,255,891
   Bank One Corp.                                                       349,200         16,918,740
   Bard (C.R.), Inc.                                                     16,200          1,817,154
   Bausch & Lomb, Inc.                                                   16,400          1,000,728
 # Baxter International, Inc.                                           190,300          5,983,032
   Bear Stearns Companies, Inc.                                          32,400          2,626,344
   Becton Dickinson & Co.                                                78,800          3,965,216
 * Bed, Bath and Beyond, Inc.                                            93,100          3,467,975
   Bellsouth Corp.                                                      571,100         14,254,656
   Bemis Co., Inc.                                                       33,500            922,925
 # Best Buy Co., Inc.                                                   101,300          5,344,588
 * Big Lots, Inc.                                                        36,400            532,168
*# Biogen Idec, Inc.                                                    102,200          6,351,730
 # Biomet, Inc.                                                          79,800          3,201,576
 * BJ Services, Co.                                                      49,700          2,081,933
   Black & Decker Corp.                                                  24,500          1,468,285
 # Block (H.&R.), Inc.                                                   55,600          2,716,060
*# BMC Software, Inc.                                                    70,200          1,238,328
 # Boeing Co.                                                           262,800         12,036,240
   Boise Cascade Corp.                                                   27,200            956,080
 * Boston Scientific Corp.                                              255,400         11,314,220
   Bristol Myers Squibb Co.                                             605,400         15,298,458
*# Broadcom Corp.                                                        94,400          3,984,624
   Brown-Forman Corp. Class B                                            37,800          1,816,290
   Brunswick Corp.                                                       29,200          1,182,600
   Burlington Northern Santa Fe Corp.                                   116,100          3,824,334
   Burlington Resources, Inc.                                            61,700          4,130,198
*# Calpine Corp.                                                        128,900            488,531
 # Campbell Soup Co.                                                    128,200          3,270,382
 # Capital One Financial Corp.                                           72,000          5,044,320
   Cardinal Health, Inc.                                                135,700          9,188,247
 * Caremark Rx, Inc.                                                    142,200          4,436,640
 # Carnival Corp.                                                       196,500          8,372,865
 # Caterpillar, Inc.                                                    108,300          8,160,405
 # Cendant Corp.                                                        314,300          7,210,042
   CenterPoint Energy, Inc.                                              95,500          1,035,220
   Centex Corp.                                                          39,000          1,891,110
   CenturyTel, Inc.                                                      45,000          1,345,050
   Charter One Financial, Inc.                                           69,400          3,050,824
 # ChevronTexaco Corp.                                                  333,600         30,157,440
*# Chiron Corp.                                                          58,500          2,617,875
   Chubb Corp.                                                           58,600          3,947,882
*# CIENA Corp.                                                          179,900            647,640
 # CIGNA Corp.                                                           44,000          2,983,200
   Cincinnati Financial Corp.                                            52,605          2,248,864
   Cinergy Corp.                                                         55,500          2,081,805

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Cintas Corp.                                                          53,400    $     2,423,292
   Circuit City Stores, Inc.                                             65,600            785,232
 * Cisco Sytems, Inc.                                                 2,143,400         47,476,310
 # Citigroup, Inc.                                                    1,606,500         74,589,795
 * Citizens Communications Co.                                           88,700          1,126,490
 * Citrix Systems, Inc.                                                  51,200          1,077,760
 # Clear Channel Communications, Inc.                                   192,000          7,622,400
   Clorox Co.                                                            65,500          3,429,580
*# CMS Energy Corp.                                                      50,200            432,724
   Coca-Cola Co.                                                        762,600         39,159,510
   Coca-Cola Enterprises, Inc.                                          143,100          3,942,405
   Colgate-Palmolive Co.                                                166,100          9,500,920
 * Comcast Corp. Class A                                                702,100         20,325,795
   Comerica, Inc.                                                        54,700          3,096,567
   Computer Associates International,
     Inc.                                                               181,500          4,911,390
 * Computer Sciences Corp.                                               58,500          2,550,015
 * Compuware Corp.                                                      119,900            953,205
 * Comverse Technology, Inc.                                             60,100          1,061,967
   Conagra, Inc.                                                        167,500          4,710,100
   ConocoPhilips                                                        213,500         15,655,955
   Consolidated Edison, Inc.                                             75,000          2,944,500
   Constellation Energy Group                                            52,200          1,996,128
 * Convergys Corp.                                                       44,700            656,196
   Cooper Industries, Ltd.                                               28,700          1,633,030
   Cooper Tire & Rubber Co.                                              23,000            485,070
 # Coors (Adolph) Co. Class B                                            11,400            734,730
*# Corning, Inc.                                                        420,500          5,209,995
 # Costco Wholesale Corp.                                               142,900          5,398,762
   Countrywide Financial Corp.                                           86,100          5,553,450
 # Crane Co.                                                             18,500            558,515
 # CSX Corp.                                                             66,700          2,107,720
 # Cummins, Inc.                                                         13,300            774,592
   CVS Corp.                                                            123,600          5,151,648
 # Dana Corp.                                                            46,400            865,360
 # Danaher Corp.                                                         96,000          4,514,880
   Darden Restaurants, Inc.                                              51,400          1,156,500
   Deere & Co.                                                           75,900          4,986,630
 * Dell, Inc.                                                           798,600         28,094,748
   Delphi Automotive Systems Corp.                                      174,700          1,780,193
*# Delta Air Lines, Inc.                                                 38,500            234,850
   Deluxe Corp.                                                          15,800            676,556
   Devon Energy Corp.                                                    72,600          4,309,536
   Dillards, Inc. Class A                                                26,000            520,260
   Disney (Walt) Co.                                                    638,600         14,987,942
 # Dollar General Corp.                                                 105,100          2,038,940
   Dominion Resources, Inc.                                             101,200          6,372,564
   Donnelley (R.R.) & Sons Co.                                           68,200          2,063,732
   Dover Corp.                                                           63,400          2,470,064
   Dow Chemical Co.                                                     290,700         11,598,930
 # Dow Jones & Co., Inc.                                                 25,500          1,222,215
   DTE Energy Co.                                                        52,700          2,119,067
   Duke Energy Corp.                                                    283,100          5,645,014
   DuPont (E.I.) de Nemours & Co., Inc.                                 311,200         13,443,840
*# Dynegy, Inc.                                                         117,500            515,825
 * E Trade Group, Inc.                                                  116,600          1,330,406
 # Eastman Chemical Co.                                                  24,100          1,116,794
   Eastman Kodak Co.                                                     89,400          2,340,492
   Eaton Corp.                                                           47,900          2,794,965
 * eBay, Inc.                                                           201,500         17,893,200
   Ecolab, Inc.                                                          80,200          2,446,902
   Edison International                                                 101,600    $     2,452,624
   El Paso Corp.                                                        200,100          1,442,721
*# Electronic Arts, Inc.                                                 93,300          4,742,439
 # Electronic Data Systems Corp.                                        149,900          2,450,865
 * EMC Corp.                                                            754,400          8,479,456
 # Emerson Electric Co.                                                 131,500          7,850,550
   Engelhard Corp.                                                       39,100          1,183,557
   Entergy Corp.                                                         71,400          3,899,154
 # EOG Resources, Inc.                                                   35,800          1,912,794
 # Equifax, Inc.                                                         43,400          1,063,734
   Equity Office Properties Trust                                       124,700          3,360,665
   Equity Residential Corp.                                              86,900          2,558,336
   Exelon Corp.                                                         205,400          6,839,820
 * Express Scripts, Inc. Class A                                         24,200          1,893,892
 # Exxon Mobil Corp.                                                  2,044,900         88,441,925
 # Family Dollar Stores, Inc.                                            53,700          1,684,032
   Federal Home Loan Mortgage
     Corporation                                                        214,700         12,536,333
   Federal National Mortgage
     Association                                                        303,000         20,513,100
   Federated Department Stores, Inc.                                     56,400          2,690,844
   Federated Investors, Inc.                                             33,900          1,009,542
   FedEx Corp.                                                           93,100          6,850,298
   Fifth Third Bancorp                                                  176,200          9,565,898
 # First Data Corp.                                                     277,800         12,025,962
 # First Horizon National Corp.                                          39,200          1,825,544
 # FirstEnergy Corp.                                                    102,800          4,009,200
 * Fiserv, Inc.                                                          60,700          2,295,674
 # Fluor Corp.                                                           25,600          1,034,752
 # Ford Motor Co.                                                       571,200          8,482,320
 * Forest Laboratories, Inc.                                            114,700          7,270,833
   Fortune Brands, Inc.                                                  45,400          3,418,620
   FPL Group, Inc.                                                       57,500          3,665,625
   Franklin Resources, Inc.                                              77,800          3,911,784
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                                        61,100          2,054,793
   Gannett Co., Inc.                                                     84,500          7,419,100
   Gap, Inc.                                                            279,400          6,747,510
 * Gateway, Inc.                                                        117,100            474,255
 # General Dynamics Corp.                                                61,800          5,909,934
   General Electric Co.                                               3,181,800         99,017,616
 # General Mills, Inc.                                                  117,000          5,387,850
 # General Motors Corp.                                                 175,300          7,956,867
 # Genuine Parts Co.                                                     54,300          2,043,852
 * Genzyme Corp.                                                         69,900          3,046,242
   Georgia-Pacific Corp.                                                 79,100          2,833,362
   Gillette Co.                                                         314,100         13,534,569
   Golden West Financial Corp.                                           47,400          5,155,698
   Goodrich (B.F.) Co.                                                   36,600          1,025,898
*# Goodyear Tire & Rubber Co.                                            54,700            475,890
   Grainger (W.W.), Inc.                                                 28,500          1,551,825
   Great Lakes Chemical Corp.                                            15,800            391,524
   Guidant Corp.                                                         97,200          5,281,848
   Halliburton Co.                                                      136,600          3,966,864
   Harley-Davidson, Inc.                                                 94,500          5,432,805
   Harrahs Entertainment, Inc.                                           34,700          1,783,580
   Hartford Financial Services Group,
     Inc.                                                                91,000          6,016,920
   Hasbro, Inc.                                                          54,500          1,071,470
 # HCA, Inc.                                                            154,600          6,003,118
   Health Management Associates, Inc.                                    75,800          1,666,842

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Heinz (H.J.) Co.                                                     109,800    $     4,099,932
 * Hercules, Inc.                                                        34,600            366,068
   Hershey Foods Corp.                                                   40,500          3,593,565
 # Hewlett-Packard Co.                                                  951,500         20,209,860
   Hilton Hotels Corp.                                                  118,300          2,052,505
 # Home Depot, Inc.                                                     709,600         25,488,832
   Honeywell International, Inc.                                        267,900          9,028,230
 * Hospira, Inc.                                                         48,770          1,250,463
 * Humana, Inc.                                                          50,500            862,035
 # Huntington Bancshares, Inc.                                           71,500          1,620,905
 # Illinois Tool Works, Inc.                                             96,100          8,637,468
   IMS Health, Inc.                                                      74,700          1,858,536
   Ingersoll-Rand Co., Ltd. Class A                                      54,700          3,571,910
   Intel Corp.                                                        2,022,000         57,728,100
   International Business Machines
     Corp.                                                              529,900         46,943,841
   International Flavors & Fragrances,
     Inc.                                                                29,200          1,050,616
   International Game Technology                                        108,100          4,248,330
   International Paper Co.                                              149,900          6,285,307
*# Interpublic Group of Companies, Inc.                                 129,400          1,860,772
 * Intuit, Inc.                                                          61,900          2,425,242
   ITT Industries, Inc.                                                  28,800          2,319,840
 * Jabil Circuit, Inc.                                                   62,400          1,766,544
   Janus Capital Group, Inc.                                             75,000          1,227,750
 * JDS Uniphase Corp.                                                   447,900          1,545,255
   Jefferson-Pilot Corp.                                                 44,000          2,258,520
 # Johnson & Johnson                                                    925,600         51,565,176
   Johnson Controls, Inc.                                                58,800          3,170,496
   Jones Apparel Group, Inc.                                             39,400          1,515,718
   JP Morgan Chase & Co.                                                642,100         23,654,964
   KB Home Corp.                                                         14,600            961,848
 # Kellogg Co.                                                          128,600          5,452,640
 # Kerr-McGee Corp.                                                      31,400          1,546,450
   KeyCorp                                                              130,800          4,108,428
 # KeySpan Corp.                                                         49,600          1,755,840
   Kimberly Clark Corp.                                                 156,400         10,306,760
   Kinder Morgan, Inc.                                                   38,400          2,304,000
 * King Pharmaceuticals, Inc.                                            75,200          1,004,672
 * KLA-Tencor Corp.                                                      61,200          2,948,616
   Knight Ridder, Inc.                                                   24,900          1,891,902
 * Kohls Corp.                                                          106,100          5,046,116
*# Kroger Co.                                                           232,300          3,877,087
 # Leggett and Platt, Inc.                                               59,800          1,511,744
 # Lehman Brothers Holdings, Inc.                                        86,500          6,543,725
 * Lexmark International Group, Inc.                                     40,100          3,782,232
   Lilly (Eli) & Co.                                                    350,500         25,821,335
 # Limited Brands, Inc.                                                 145,200          2,802,360
   Lincoln National Corp.                                                55,500          2,635,695
   Linear Technology Corp.                                               97,400          3,862,884
   Liz Claiborne, Inc.                                                   34,000          1,166,200
   Lockheed Martin Corp.                                                140,700          6,970,278
   Loews Corp.                                                           57,900          3,336,777
 # Louisiana-Pacific Corp.                                               33,000            762,300
 # Lowe's Companies, Inc.                                               245,300         13,140,721
 * LSI Logic Corp.                                                      118,200            969,240
*# Lucent Technologies, Inc.                                          1,329,100          4,744,887
   M & T Bank Corp.                                                      38,000          3,441,660
   Manor Care, Inc.                                                      27,900            874,107
   Marathon Oil Corp.                                                   106,200          3,540,708
 # Marriott International, Inc. Class A                                  71,800          3,541,894
   Marsh & McLennan Co., Inc.                                           165,300    $     7,293,036
   Marshall & Isley Corp.                                                70,600          2,905,190
   Masco Corp.                                                          141,100          4,084,845
 # Mattel, Inc.                                                         134,100          2,344,068
 # Maxim Integrated Products, Inc.                                      102,300          5,199,909
 # May Department Stores Co.                                             90,000          2,579,400
   Maytag Corp.                                                          24,500            638,960
   MBIA, Inc.                                                            45,000          2,492,550
   MBNA Corp.                                                           398,500         10,121,900
 # McCormick & Co., Inc.                                                 42,800          1,517,260
   McDonalds Corp.                                                      393,500         10,388,400
 # McGraw-Hill Companies, Inc.                                           59,600          4,644,032
   McKesson Corp.                                                        90,800          3,123,520
 # MeadWestavco Corp.                                                    62,700          1,731,774
 * Medco Health Solutions, Inc.                                          84,300          2,953,029
 * Medimmune, Inc.                                                       77,200          1,858,204
 # Medtronic, Inc.                                                      378,100         18,110,990
   Mellon Financial Corp.                                               134,200          3,950,848
   Merck & Co., Inc.                                                    693,800         32,816,740
 * Mercury Interactive Corp.                                             28,100          1,347,114
   Meredith Corp.                                                        15,700            823,622
   Merrill Lynch & Co., Inc.                                            302,800         17,199,040
   MetLife, Inc.                                                        237,100          8,428,905
   MGIC Investment Corp.                                                 30,700          2,241,100
 * Micron Technology, Inc.                                              190,000          2,855,700
 # Microsoft Corp.                                                    3,366,600         88,709,910
 * Millipore Corp.                                                       15,200            835,848
   Molex, Inc.                                                           59,400          1,743,984
   Monsanto Co.                                                          82,900          2,860,050
 * Monster Worldwide, Inc.                                               35,300            893,443
 # Moody's Corp.                                                         46,400          3,034,096
   Morgan Stanley Dean Witter & Co.                                     342,200         18,311,122
 # Motorola, Inc.                                                       730,100         14,434,077
   Mylan Laboratories, Inc.                                              85,400          1,905,274
 * Nabors Industries, Ltd.                                               45,700          1,891,980
   National City Corp.                                                  189,000          6,707,610
 * National Semiconductor Corp.                                         111,000          2,405,370
*# Navistar International Corp.                                          21,500            815,925
 * NCR Corp.                                                             29,500          1,423,080
*# Network Appliance Corp.                                              107,600          2,130,480
   New York Times Class A                                                46,700          2,177,621
 # Newell Rubbermaid, Inc.                                               85,600          2,017,592
   Newmont Mining Corp.                                                 134,800          5,352,908
 * Nextel Communications Corp.
     Class A                                                            342,900          7,931,277
 # Nicor, Inc.                                                           13,700            455,936
   Nike, Inc. Class B                                                    82,100          5,841,415
 # NiSource, Inc.                                                        81,900          1,659,294
 * Noble Corp.                                                           41,900          1,443,874
 # Nordstrom, Inc.                                                       42,900          1,739,595
   Norfolk Southern Corp.                                               121,900          2,953,637
 # North Fork Bancorporation, Inc.                                       53,200          2,048,200
   Northern Trust Corp.                                                  68,800          2,954,960
   Northrop Grumman Corp.                                                58,200          6,002,166
 * Novell, Inc.                                                         117,500          1,070,425
 * Novellus Systems, Inc.                                                47,800          1,591,262
   Nucor Corp.                                                           24,400          1,606,740
*# Nvidia Corp.                                                          50,500          1,190,790
   Occidental Petroleum Corp.                                           121,100          5,352,620
 * Office Depot, Inc.                                                    96,900          1,583,346
   Omnicom Group, Inc.                                                   59,300          4,736,291

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Oracle Systems Corp.                                               1,630,400    $    18,456,128
   Paccar, Inc.                                                          54,600          3,046,680
 * Pactiv Corp.                                                          49,100          1,157,778
   Pall Corp.                                                            39,200            947,856
 * Parametric Technology Corp.                                           83,200            403,520
   Parker-Hannifin Corp.                                                 37,000          2,055,720
   Paychex, Inc.                                                        117,700          4,414,927
 # Penney (J.C.) Co., Inc.                                               85,100          3,044,878
 # Peoples Energy Corp.                                                  11,700            484,614
 * Peoplesoft, Inc.                                                     113,400          2,027,592
 # Pepsi Bottling Group, Inc.                                            81,000          2,349,000
   Pepsico, Inc.                                                        533,400         28,467,558
   PerkinElmer, Inc.                                                     39,600            772,596
   Pfizer, Inc.                                                       2,378,100         84,042,054
*# PG&E Corp. (Holding Co.)                                             130,700          3,724,950
 * Phelps Dodge Corp.                                                    28,900          1,962,310
   Pinnacle West Capital Corp.                                           28,500          1,148,265
 # Pitney Bowes, Inc.                                                    72,900          3,231,657
 # Plum Creek Timber Co., Inc.                                           57,100          1,788,372
 * PMC Sierra, Inc.                                                      53,900            759,990
   PNC Financial Services Group                                          86,500          4,775,665
 * Power-One, Inc.                                                       26,000            262,080
   PPG Industries, Inc.                                                  53,400          3,193,320
   PPL Corp.                                                             55,300          2,386,195
   Praxair, Inc.                                                        101,400          3,750,786
   Principal Financial Group, Inc.                                      100,000          3,495,000
   Procter & Gamble Co.                                                 403,000         43,451,460
 # Progress Energy, Inc.                                                 76,400          3,255,404
   Progressive Corp.                                                     67,700          5,806,629
   ProLogis                                                              56,500          1,811,390
 * Providian Financial Corp.                                             90,500          1,230,800
 # Prudential Financial, Inc.                                           168,600          7,468,980
   Public Service Enterprise Group, Inc.                                 73,700          3,107,192
   Pulte Homes Inc.                                                      39,100          2,062,525
*# Q Logic Corp.                                                         29,600            908,720
   Qualcomm, Inc.                                                       251,200         16,847,984
   Quest Diagnostics, Inc.                                               32,300          2,782,645
*# Qwest Communications International,
     Inc.                                                               550,800          2,065,500
   Radioshack Corp.                                                      51,200          1,555,968
   Raytheon Co.                                                         138,400          4,601,800
   Reebok International, Ltd.                                            18,400            667,000
   Regions Financial Corp.                                               69,200          2,630,984
 # RJ Reynolds Tobacco Holdings, Inc.                                    26,300          1,478,060
   Robert Half International, Inc.                                       53,400          1,494,132
   Rockwell Collins, Inc.                                                55,600          1,670,224
   Rockwell International Corp.                                          58,400          1,977,424
   Rohm & Haas Co.                                                       69,400          2,674,676
*# Rowan Companies, Inc.                                                 32,500            714,350
   Ryder System, Inc.                                                    20,300            754,145
   Sabre Holdings Corp.                                                  43,700          1,114,350
 # Safeco Corp.                                                          43,200          1,812,240
*# Safeway, Inc.                                                        137,900          3,111,024
 * Saint Jude Medical, Inc.                                              53,800          4,102,788
   Saint Paul Companies, Inc.                                           211,227          8,381,487
 * Sanmina Corp.                                                        161,800          1,711,844
 # Sara Lee Corp.                                                       246,700          5,649,430
   SBC Communications, Inc.                                           1,031,700         24,451,290
   Schering-Plough Corp.                                                458,900          7,755,410
   Schlumberger, Ltd.                                                   183,600         10,496,412
 # Schwab (Charles) Corp.                                               423,100          4,146,380
 # Scientific-Atlanta, Inc.                                              47,600    $     1,638,392
 * Sealed Air Corp.                                                      26,500          1,332,155
 # Sears, Roebuck & Co.                                                  69,300          2,633,400
   Sempra Energy                                                         70,900          2,365,933
 # Sherwin-Williams Co.                                                  45,400          1,784,220
 * Siebel Systems, Inc.                                                 154,700          1,670,760
   Sigma-Aldrich Corp.                                                   21,600          1,233,576
   Simon Property Group, Inc.                                            63,600          3,279,852
   SLM Corp.                                                            140,700          5,393,031
   Snap-On, Inc.                                                         18,200            612,066
 * Solectron Corp.                                                      299,900          1,649,450
 # Southern Co.                                                         228,400          6,605,328
   SouthTrust Corp.                                                     103,000          3,488,610
   Southwest Airlines Co.                                               246,300          3,820,113
 # Sprint Corp.                                                         443,300          7,873,008
 # Stanley Works                                                         25,300          1,101,815
   Staples, Inc.                                                        155,800          4,296,964
 * Starbucks Corp.                                                      123,500          5,019,040
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                     63,700          2,686,866
   State Street Corp.                                                   104,600          5,064,732
   Stryker Corp.                                                        124,400          6,325,740
 * Sun Microsystems, Inc.                                             1,025,300          4,337,019
 * Sungard Data Systems, Inc.                                            89,600          2,482,816
   Sunoco, Inc.                                                          24,100          1,482,873
 # Suntrust Banks, Inc.                                                  88,100          5,733,548
   Supervalu, Inc.                                                       41,900          1,299,738
 * Symantec Corp.                                                        97,100          4,447,180
   Symbol Technologies, Inc.                                             72,100          1,062,033
   Synovus Financial Corp.                                               94,100          2,423,075
   Sysco Corp.                                                          201,100          7,541,250
   T. Rowe Price Group, Inc.                                             39,300          1,892,688
   Target Corp.                                                         284,200         12,703,740
 # Teco Energy, Inc.                                                     58,600            712,576
   Tektronix, Inc.                                                       26,400            833,184
 * Tellabs, Inc.                                                        129,600          1,029,024
   Temple-Inland, Inc.                                                   17,000          1,110,440
 * Tenet Healthcare Corp.                                               145,000          1,728,400
 * Teradyne, Inc.                                                        59,600          1,328,484
   Texas Instruments, Inc.                                              540,300         14,107,233
 # Textron, Inc.                                                         43,000          2,349,950
   The Goldman Sachs Group, Inc.                                        150,800         14,161,628
 * Thermo-Electron Corp.                                                 51,600          1,588,248
 # Thomas & Betts Corp.                                                  18,200            445,172
   Tiffany & Co.                                                         45,700          1,616,409
 * Time Warner, Inc.                                                  1,420,300         24,201,912
   TJX Companies, Inc.                                                  157,000          3,910,870
   Torchmark Corp.                                                       35,300          1,912,907
 * Toys R Us, Inc.                                                       66,600          1,046,952
 * Transocean, Inc.                                                      99,800          2,667,654
   Tribune Co.                                                          103,100          4,978,699
   TXU Corp.                                                            101,000          3,774,370
 # Tyco International, Ltd.                                             623,700         19,203,723
   U.S. Bancorp                                                         598,800         16,826,280
   Union Pacific Corp.                                                   80,700          4,706,424
   Union Planters Corp.                                                  58,800          1,770,468
 * Unisys Corp.                                                         103,400          1,402,104
   United Parcel Service, Inc.                                          352,200         25,259,784
 # United States Steel Corp.                                             35,300          1,071,708
   United Technologies Corp.                                            161,100         13,630,671
 # Unitedhealth Group, Inc.                                             195,200         12,736,800

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Univision Communications, Inc.
     Class A                                                            100,600    $     3,274,530
   Unocal Corp.                                                          80,800          2,878,904
 # UnumProvident Corp.                                                   92,400          1,345,344
 # UST, Inc.                                                             51,700          1,931,512
 # Valero Energy Corp.                                                   40,500          2,677,455
*# Veritas Software Co.                                                 133,500          3,551,100
   Verizon Communications, Inc.                                         861,400         29,787,212
 # VF Corp.                                                              33,700          1,583,226
   Viacom, Inc. Class B                                                 545,600         20,127,184
   Visteon Corp.                                                         40,700            446,072
 # Vulcan Materials Co.                                                  31,700          1,418,892
   Wachovia Corp.                                                       410,000         19,356,100
   Walgreen Co.                                                         319,700         11,192,697
   Wal-Mart Stores, Inc.                                              1,349,800         75,224,354
   Washington Mutual, Inc.                                              280,500         12,252,240
 # Waste Management, Inc.                                               179,900          5,173,924
 * Waters Corp.                                                          37,900          1,746,432
 * Watson Pharmaceuticals, Inc.                                          33,700          1,258,695
 * Wellpoint Health Networks, Inc.                                       48,400          5,398,536
 # Wells Fargo & Co.                                                    527,700         31,028,760
   Wendy's International, Inc.                                           35,600          1,345,324
   Weyerhaeuser Co.                                                      73,200          4,427,136
 # Whirlpool Corp.                                                       21,700          1,443,701
   Williams Companies, Inc.                                             161,600          1,924,656
 # Winn-Dixie Stores, Inc.                                               44,200            279,786
   Worthington Industries, Inc.                                          26,900            514,866
 # Wrigley (Wm.) Jr. Co.                                                 70,100          4,402,280
   Wyeth                                                                415,400         14,954,400
   XCEL Energy, Inc.                                                    124,400          2,113,556
*# Xerox Corp.                                                          248,800          3,368,752
 # Xilinx, Inc.                                                         107,600          3,925,248
 # XL Capital, Ltd.                                                      42,800          3,195,020
*# Yahoo!, Inc.                                                         415,000         12,723,900
 * Yum! Brands, Inc.                                                     91,800          3,442,500
 * Zimmer Holdings, Inc.                                                 75,400          6,435,390
   Zions Bancorp                                                         28,000          1,716,400
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,587,575,053)                                                              3,253,108,973
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (12.5%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $65,199,000
     FHLB Floating Rate Notes,
     10/03/05, valued at $65,117,501) to
     be repurchased at $64,161,344
     (Cost $64,155,000)                                         $        64,155    $    64,155,000
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04
     (Collateralized by $392,750,000
     U.S. Treasury Obligations rates
     ranging from 1.875% to 6.75%,
     maturities ranging from 05/15/05 to
     11/30/05, valued at $410,731,038)
     to be repurchased at $402,719,403
     (Cost $402,676,451)^                                               402,676        402,676,451
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $466,831,451)                                                                  466,831,451
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,054,406,505)++                                                          $ 3,719,940,424
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $3,216,721,011.

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
UNITED STATES -- (72.6%)
COMMERCIAL PAPER -- (38.0%)
AIG Funding, Inc.
    0.990%, 06/03/04                                            $           300    $       299,983
    0.980%, 06/08/04                                                        600            599,881
    1.060%, 07/22/04                                                        900            898,614
CDC Commercial Paper Corp.
    1.000%, 06/03/04                                                      2,600          2,599,853
    0.990%, 06/10/04                                                      2,300          2,299,413
Ciesco L.P.
    1.030%, 06/17/04                                                      1,200          1,199,439
    1.030%, 06/22/04                                                      3,600          3,597,770
Compass Securitization LLC
    1.040%, 06/18/04                                                      4,000          3,998,009
    1.050%, 06/18/04                                                        800            799,602
Electricite de France
    1.020%, 06/17/04                                                      4,900          4,897,778
Govco, Inc.
    1.050%, 07/01/04                                                      2,300          2,297,968
    1.090%, 07/13/04                                                        500            499,362
KFW International Finance, Inc.
    1.010%, 06/22/04                                                      1,800          1,798,929
Kimberly-Clark Worldwide
    1.010%, 06/03/04                                                      3,900          3,899,779
Kittyhawk Funding Corp.
    1.030%, 06/02/04                                                        600            599,982
    1.030%, 06/15/04                                                      1,709          1,708,295
    1.030%, 06/24/04                                                      2,200          2,198,496
Marsh & McLennan Co., Inc.
    1.010%, 06/22/04                                                        900            899,464
Novartis Finance Corp.
    1.010%, 06/03/04                                                      5,000          4,999,717
Pfizer, Inc.
    1.040%, 07/08/04                                                      1,600          1,598,281
    1.040%, 07/12/04                                                      1,900          1,897,708
Rabobank
    1.030%, 06/01/04                                                      5,000          5,000,000
Sheffield Receivables Corp.
    1.040%, 06/01/04                                                      2,800          2,800,000
    1.040%, 06/22/04                                                      2,100          2,098,687
Siemens Capital Corp.
    1.000%, 06/03/04                                                      2,000          1,999,887
UBS Finance Delaware, Inc.
    1.015%, 06/01/04                                                      4,100          4,100,000
Wal-Mart Stores, Inc.
    1.050%, 07/20/04                                                      1,400          1,397,940
Windmill Funding Corp.
    1.030%, 06/03/04                                                      4,100          4,099,759
                                                                                   ---------------
TOTAL COMMERCIAL PAPER
   (Cost $65,085,040)                                                                   65,084,596
                                                                                   ---------------
AGENCY OBLIGATIONS -- (17.9%)
Federal Home Loan Bank
    2.500%, 11/15/05                                                      1,200          1,201,356
    2.250%, 12/15/05                                            $         2,700    $     2,690,437
    2.000%, 02/13/06                                                      1,000            989,456
    2.250%, 05/15/06                                                      1,600          1,582,877
Federal Home Loan Mortgage
  Corporation
    0.960%, 06/01/04                                                      8,700          8,700,000
    5.250%, 01/15/06                                                      6,500          6,779,903
    1.875%, 02/15/06                                                      7,300          7,218,539
Federal National Mortgage Association
    2.125%, 04/15/06                                                      1,500          1,483,320
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $30,811,012)                                                                    30,645,888
                                                                                   ---------------
BONDS -- (16.7%)
Bayerische Landesbank
    2.500%, 04/28/06                                                      5,000          4,935,975
Citigroup, Inc.
    6.750%, 12/01/05                                                      4,600          4,881,483
General Electric Capital Corp.
    2.000%, 01/30/06                                                      3,500          3,459,725
KFW International Finance, Inc.
    2.500%, 10/17/05                                                      3,000          3,013,722
Swiss Bank Corp. New York
    6.750%, 07/15/05                                                      3,700          3,882,787
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                      3,500          3,502,688
    4.050%, 01/26/06                                                      1,000          1,021,700
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                      3,800          4,024,204
                                                                                   ---------------
TOTAL BONDS
  (Cost $28,932,272)                                                                    28,722,284
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $124,828,324)                                                                  124,452,768
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.1%)
BONDS -- (11.1%)
Council of Europe Social
  Development Fund
    4.875%, 10/27/05                                                      3,500          3,618,370
European Investment Bank
    5.625%, 01/24/06                                                      1,500          1,575,751
Inter-American Development Bank
    6.125%, 03/08/06                                                      4,500          4,773,600
Nordic Investment Bank
    2.750%, 01/11/06                                                      4,400          4,410,591
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 11/04/05                                                      4,500          4,661,550
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $19,205,841)                                                                    19,039,862
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
GERMANY -- (3.1%)
BONDS -- (3.1%)
   Landeskreditbank Baden-Wuerttemberg - Foerderbank
     4.500%, 12/30/05                                           $         1,000    $     1,030,500
   Landwirtschaftliche Rentenbank 6.625%, 12/08/05                        4,000          4,246,800
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $5,285,053)                                                                      5,277,300
                                                                                   ---------------
SWEDEN -- (2.8%)
BONDS -- (2.8%)
  Sweden (Kingdom of) 4.375%, 12/20/05
    (Cost $4,877,293)                                                     4,700          4,844,290
                                                                                   ---------------
CANADA -- (2.8%)
BONDS -- (2.8%)
  Ontario, Province of 6.000%, 02/21/06
    (Cost $4,932,081)                                                     4,600          4,841,164
                                                                                   ---------------
FINLAND -- (2.8%)
BONDS -- (2.8%)
  Republic of Finland 5.875%, 02/27/06
    (Cost $4,814,976)                                                     4,500          4,752,239
                                                                                   ---------------
NETHERLANDS -- (2.7%)
BONDS -- (2.7%)
  Bank Nederlandse Gemeenten 4.375%, 12/30/05
    (Cost $4,671,588)                                                     4,500          4,625,460
                                                                                   ---------------
SPAIN -- (1.7%)
BONDS -- (1.7%)
  Instituto de Credito Oficial 2.750%, 12/05/05
    (Cost $3,037,484)                                                     3,000          3,013,470
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Euro Currency
    (Cost $449)                                                                                587
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc.
     0.89%, 06/01/04 (Collateralized by $641,000
     FHLB Floating Rate Notes, 10/03/05, valued at
     $640,199) to be repurchased at $630,062
     (Cost $630,000)                                                        630            630,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $172,283,089)++                                                            $   171,477,140
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 @   Denominated in local currency or the Euro.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $172,283,089.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                                           606,100    $     3,921,467
   A. G. Edwards, Inc.                                                   17,500            654,500
*# Advanced Micro Devices, Inc.                                         504,800          7,849,640
   Aetna, Inc.                                                          539,626         43,817,631
 * Agere Systems, Inc. Class A                                            8,652             21,976
 * Agere Systems, Inc. Class B                                          212,364            520,292
 # Albertson's, Inc.                                                    538,100         12,607,683
 * Allegheny Corp.                                                       17,934          4,779,411
   Alliant Energy Corp.                                                 212,900          5,318,242
 * Allied Waste Industries, Inc.                                        255,800          3,391,908
 * Allmerica Financial Corp.                                             98,000          3,150,700
   Allstate Corp.                                                     1,618,800         71,194,824
   Ambac Financial Group, Inc.                                           23,200          1,604,280
   Amerada Hess Corp.                                                   196,432         13,866,135
   American Financial Group, Inc.                                       177,400          5,359,254
   American National Insurance Co.                                       46,700          4,380,927
*# American Tower Corp.                                                 336,000          4,646,880
*# Americredit Corp.                                                    374,000          6,619,800
   Anadarko Petroleum Corp.                                             627,078         34,188,293
   Apache Corp.                                                         129,990          5,246,396
 * Apple Computer, Inc.                                                 197,300          5,536,238
 * Applied Micro Circuits Corp.                                         213,200          1,149,148
   Archer-Daniels Midland Co.                                         2,475,260         41,163,574
 * Arrow Electronics, Inc.                                              308,200          8,392,286
   Ashland, Inc.                                                        297,600         14,031,840
   Astoria Financial Corp.                                               40,500          1,549,935
   AT&T Corp.                                                         1,937,780         32,128,392
 * AT&T Wireless Services, Inc.                                       5,388,737         76,304,516
*# AutoNation, Inc.                                                   2,057,600         34,300,192
 * Avnet, Inc.                                                          199,900          4,677,660
   AVX Corp.                                                            125,400          1,986,336
   Bank of America Corp.                                                 82,170          6,830,792
   Bank of Hawaii Corp.                                                 327,500         14,229,875
 * Barnes & Noble, Inc.                                                  13,000            389,220
   Bausch & Lomb, Inc.                                                   11,800            720,036
   Bear Stearns Companies, Inc.                                         373,770         30,297,796
   Belo Corp. Class A                                                   324,200          9,537,964
 * Big Lots, Inc.                                                       253,500          3,706,170
 # Blockbuster, Inc. Class A                                             23,300            364,878
   Boise Cascade Corp.                                                  213,400          7,501,010
   Borders Group, Inc.                                                   34,000            776,220
   Borg-Warner, Inc.                                                    201,600          8,354,304
   Bowater, Inc.                                                        168,400          7,111,532
   Burlington Northern Santa Fe Corp.                                 1,283,000         42,262,020
 * Caesars Entertainment, Inc.                                          845,900         11,648,043
 * Cavco Industries, Inc.                                                11,450            434,402
 # Cendant Corp.                                                        311,800          7,152,692
*# CheckFree Corp.                                                       56,200          1,723,092
   Chubb Corp.                                                          258,900         17,442,093
*# CIENA Corp.                                                          164,600            592,560
   Cincinnati Financial Corp.                                           579,159         24,759,047
   Circuit City Stores, Inc.                                            531,900          6,366,843
   Clear Channel Communications, Inc.                                 1,428,466         56,710,100
*# CNA Financial Corp.                                                  635,600         19,080,712
   Coca-Cola Enterprises, Inc.                                        1,785,400         49,187,770
 * Comcast Corp. Class A                                              2,432,666    $    70,425,681
 * Comcast Corp. Special Class A
     Non-Voting                                                         927,100         26,283,285
   Commerce Group, Inc.                                                  93,100          4,219,292
   Commercial Federal Corp.                                              98,900          2,771,178
 * Compuware Corp.                                                       35,800            284,610
 * Comverse Technology, Inc.                                            111,500          1,970,205
   ConocoPhilips                                                        220,400         16,161,932
*# Corning, Inc.                                                        998,300         12,368,937
   Countrywide Financial Corp.                                          819,999         52,889,935
*# Cox Communications, Inc.                                           1,421,400         44,646,174
*# Crown Castle International Corp.                                     468,900          6,906,897
 # CSX Corp.                                                            577,800         18,258,480
 # Cummins, Inc.                                                        143,100          8,334,144
   Curtiss-Wright Corp-Cl B W/I                                          27,130          1,214,067
 # Dana Corp.                                                           510,700          9,524,555
*# Delta Air Lines, Inc.                                                402,500          2,455,250
 # Diamond Offshore Drilling, Inc.                                      298,241          6,737,264
   Dillards, Inc. Class A                                                48,900            978,489
   Disney (Walt) Co.                                                    906,600         21,277,902
 # Eastman Chemical Co.                                                 108,200          5,013,988
   Electronic Data Systems Corp.                                        746,200         12,200,370
   Federated Department Stores, Inc.                                    618,200         29,494,322
   First American Financial Corp.                                       156,500          4,062,740
   First Citizens Bancshares, Inc.                                       10,300          1,194,800
   Florida East Coast Industries, Inc.                                   68,139          2,465,269
   Foot Locker, Inc.                                                    175,000          4,130,000
 # Ford Motor Co.                                                     4,185,900         62,160,615
 # General Motors Corp.                                               1,395,700         63,350,823
   Georgia-Pacific Corp.                                                684,200         24,508,044
*# Goodyear Tire & Rubber Co.                                           203,900          1,773,930
   Harris Corp.                                                         151,400          7,000,736
   Hartford Financial Services Group,
     Inc.                                                               487,000         32,200,440
   Hearst-Argyle Television, Inc.                                       238,600          6,239,390
   Helmerich & Payne, Inc.                                              146,800          3,662,660
   Hibernia Corp.                                                       274,500          6,588,000
   Hollinger International, Inc. Class A                                257,600          4,533,760
   Horton (D.R.), Inc.                                                  818,872         23,665,401
 * Human Genome Sciences, Inc.                                           23,900            259,793
 * Humana, Inc.                                                         618,900         10,564,623
   Ikon Office Solutions, Inc.                                          123,700          1,363,174
   Independence Community Bank Corp.                                     12,500            469,000
 * Ingram Micro, Inc.                                                   336,900          4,868,205
 * Instinet Group, Inc.                                                  15,200            100,168
*# InterActiveCorp                                                    1,496,500         46,780,590
   International Paper Co.                                            1,215,775         50,977,446
*# Invitrogen Corp.                                                      50,100          3,479,445
 * JDS Uniphase Corp.                                                 1,095,700          3,780,165
   JP Morgan Chase & Co.                                              2,244,400         82,683,696
 # Kerr-McGee Corp.                                                     207,658         10,227,156
   KeyCorp                                                              941,600         29,575,656
 # Labranche & Co., Inc.                                                 19,700            176,512
   LaFarge North America, Inc.                                          257,500         11,345,450
   Lear Corp.                                                           110,900          6,568,607
*# Level 3 Communications, Inc.                                         195,500            762,450

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Liberty Media Corp.                                                6,276,100    $    68,911,578
   Lincoln National Corp.                                               418,500         19,874,565
   Loews Corp.                                                          636,800         36,698,784
 # Louisiana-Pacific Corp.                                               94,500          2,182,950
 * LSI Logic Corp.                                                      647,300          5,307,860
   Lubrizol Corp.                                                       182,000          6,026,020
*# Lucent Technologies, Inc.                                          1,193,800          4,261,866
   Lyondell Chemical Co.                                                447,200          7,387,744
   Manulife Financial Corp.                                             425,285         16,509,564
   Marathon Oil Corp.                                                   961,450         32,054,743
 # May Department Stores Co.                                             63,100          1,808,446
   MBIA, Inc.                                                           327,250         18,126,378
 # MeadWestavco Corp.                                                   758,431         20,947,864
   MetLife, Inc.                                                      1,830,500         65,074,275
*# Metro-Goldwyn-Mayer, Inc.                                            261,100          3,104,479
   MGIC Investment Corp.                                                116,900          8,533,700
 * MGM Grand, Inc.                                                      390,100         17,324,341
 * Micron Technology, Inc.                                              767,000         11,528,010
*# Mony Group, Inc.                                                      51,200          1,599,488
   Nationwide Financial Services, Inc.                                   94,300          3,446,665
   Norfolk Southern Corp.                                             1,537,600         37,256,048
   Northrop Grumman Corp.                                               427,771         44,116,023
   Nucor Corp.                                                           15,000            987,750
   Occidental Petroleum Corp.                                           650,800         28,765,360
 # Odyssey Re Holdings Corp.                                             50,500          1,275,125
   Old Republic International Corp.                                     501,412         11,412,137
 * Owens-Illinois, Inc.                                                 314,400          4,662,552
 * Pacificare Health Systems, Inc.                                       50,000          1,846,500
 * Pactiv Corp.                                                          55,100          1,299,258
*# PanAmSat Corp.                                                       350,100          8,132,823
 # Peabody Energy Corp.                                                  54,600          2,715,804
 # Penney (J.C.) Co., Inc.                                            1,120,000         40,073,600
   PepsiAmericas, Inc.                                                  192,000          4,078,080
 * Phelps Dodge Corp.                                                   287,085         19,493,072
 # PMI Group, Inc.                                                      191,100          8,249,787
   Pogo Producing Co.                                                    69,200          3,147,216
*# Pride International, Inc.                                            303,400          4,769,448
   Principal Financial Group, Inc.                                      746,100         26,076,195
   Protective Life Corp.                                                141,500          5,232,670
 * Providian Financial Corp.                                            483,100          6,570,160
   Pulte Homes Inc.                                                     248,400         13,103,100
 # Questar Corp.                                                        251,000          9,199,150
*# Qwest Communications
     International, Inc.                                              2,000,600          7,502,250
   Radian Group, Inc.                                                   211,300          9,719,800
 * Radio One, Inc.                                                       22,900            395,712
   Rayonier, Inc.                                                           500             21,000
   Raytheon Co.                                                       1,311,300         43,600,725
   Reinsurance Group of America, Inc.                                   114,100          4,535,475
 * Rite Aid Corp.                                                       969,800          4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                                   251,326         14,124,521
   Ryder System, Inc.                                                   275,400         10,231,110
 # Safeco Corp.                                                         486,400         20,404,480
   Saint Paul Companies, Inc.                                           695,326         27,590,536
   Saks, Inc.                                                           743,200         11,155,432
 * Sanmina Corp.                                                        639,900          6,770,142
   SBC Communications, Inc.                                             430,200         10,195,740
 # Sears, Roebuck & Co.                                                 493,500         18,753,000
 * Service Corp. International                                          237,100          1,707,120
 * Smithfield Foods, Inc.                                                68,400          1,982,916
*# Smurfit-Stone Container Corp.                                        617,026         11,205,192
 * Solectron Corp.                                                    1,155,300    $     6,354,150
 # Sovereign Bancorp, Inc.                                              781,020         16,987,185
 # Sprint Corp.                                                       2,161,500         38,388,240
   StanCorp Financial Group, Inc.                                        20,000          1,281,800
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                    573,500         24,190,230
   Steelcase, Inc. Class A                                               47,400            559,320
 * Sun Microsystems, Inc.                                             2,143,700          9,067,851
   Sunoco, Inc.                                                         298,800         18,385,164
   Supervalu, Inc.                                                      565,200         17,532,504
*# Tech Data Corp.                                                      119,000          4,776,660
 # Telephone & Data Systems, Inc.                                        89,300          6,398,345
 * Tellabs, Inc.                                                        716,800          5,691,392
   Temple-Inland, Inc.                                                  131,300          8,576,516
 * Tenet Healthcare Corp.                                             1,047,300         12,483,816
 # Textron, Inc.                                                        123,000          6,721,950
 * The DIRECTV Group, Inc.                                              680,337         11,980,735
 # Thomas & Betts Corp.                                                  46,900          1,147,174
   Tidewater, Inc.                                                      100,900          2,788,876
 * Time Warner, Inc.                                                  7,039,080        119,945,923
   Torchmark Corp.                                                      127,200          6,892,968
 * Toys R Us, Inc.                                                      819,300         12,879,396
 * Triad Hospitals, Inc.                                                147,000          5,197,920
 # Tyson Foods, Inc. Class A                                            912,556         18,725,649
   Union Pacific Corp.                                                  824,200         48,067,344
   Unionbancal Corp.                                                     86,600          4,987,294
 * Unisys Corp.                                                         113,200          1,534,992
 * United States Cellular Corp.                                         122,800          4,372,908
 # United States Steel Corp.                                            326,200          9,903,432
   Unitrin, Inc.                                                        223,800          8,974,380
 # UnumProvident Corp.                                                  913,089         13,294,576
 # Valero Energy Corp.                                                  306,800         20,282,548
   Valhi, Inc.                                                          158,500          1,759,350
 * VeriSign, Inc.                                                       166,300          3,016,682
   Viacom, Inc. Class B                                               3,061,100        112,923,979
*# Vishay Intertechnology, Inc.                                         315,716          5,957,561
 * Vitesse Semiconductor, Inc.                                            2,800             15,288
 * WebMD Corp.                                                           25,800            228,588
   Weis Markets, Inc.                                                    20,800            710,320
   Wesco Financial Corp.                                                 13,540          5,103,903
 * Westport Resources Corp.                                              30,800          1,065,680
 # Weyerhaeuser Co.                                                     565,400         34,195,392
   Worthington Industries, Inc.                                         133,200          2,549,448
*# Xerox Corp.                                                           75,000          1,015,500
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,572,821,731)                                                              3,122,322,882
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                      (000)
TEMPORARY CASH
 INVESTMENTS  (14.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $67,332,000
   FNMA Discount Notes, 12/10/04,
   valued at $66,827,010) to be
   repurchased at $65,845,511
   (Cost $65,839,000)                                           $        65,839         65,839,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
 Repurchase Agreement, Merrill Lynch Triparty Repo
   0.96%, 06/01/04 (Collateralized by $471,136,000
   U.S. Treasury Obligations rates ranging from
   1.625% to 6.00%, maturities ranging from 08/15/04 to
   02/15/12, valued at $483,699,189) to be repurchased at
   $474,263,981
   (Cost $474,213,398)^                                         $       474,213    $   474,213,398
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $540,052,398)                                                                  540,052,398
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,112,874,129)++                                                          $ 3,662,375,280
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $3,112,874,157.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (91.6%)
   1st Source Corp.                                                      14,400    $       326,880
 * 3COM Corp.                                                           137,100            887,037
 * AAR Corp.                                                             22,300            213,634
 * ABX Air, Inc.                                                         49,700            223,650
 * Adaptec, Inc.                                                         83,099            680,581
   Advanta Corp. Class A                                                  5,387             87,054
   Advanta Corp. Class B Non-Voting                                      13,327            211,366
 * Agile Software Corp.                                                  13,400            107,200
   Agilysys, Inc.                                                        24,900            306,519
 * AK Steel Holding Corp.                                                82,938            379,856
 * Alaska Air Group, Inc.                                                18,700            385,220
   Alexander & Baldwin, Inc.                                             33,500          1,067,645
 * Allegheny Corp.                                                        3,052            813,358
 * Alliance Semiconductor Corp.                                          13,700             81,789
   Alliant Energy Corp.                                                  42,200          1,054,156
 * Allmerica Financial Corp.                                             38,600          1,240,990
 * Alloy, Inc.                                                           16,100             80,661
   Alpharma, Inc. Class A                                                31,500            616,770
 * AMC Entertainment, Inc.                                               23,600            356,360
 * Amerco, Inc.                                                          17,600            440,176
   American Financial Group, Inc.                                        53,400          1,613,214
*# American Greetings Corp. Class A                                      46,500            976,500
   American National Insurance Co.                                       10,400            975,624
*# American Tower Corp.                                                  63,400            876,822
 * Americredit Corp.                                                     65,100          1,152,270
 # AmerUs Group Co.                                                      31,200          1,227,720
 * Ames Department Stores, Inc.                                          20,200                 35
 * AMN Healthcare Services, Inc.                                         10,700            162,640
 * Anadigics, Inc.                                                        6,800             33,524
   Analogic Corp.                                                        11,000            507,430
 * Applica, Inc.                                                          9,200             90,344
   Applied Industrial Technologies, Inc.                                 13,500            361,125
 * Applied Micro Circuits Corp.                                         182,253            982,344
   Arch Chemicals, Inc.                                                  15,550            412,541
 * Arena Pharmaceuticals, Inc.                                            4,800             28,128
 * Argonaut Group, Inc.                                                  15,400            267,652
 * Ariba, Inc.                                                           14,288             31,148
*# Armstrong Holdings, Inc.                                              24,500             21,560
 * Arris Group, Inc.                                                     14,621             92,405
 * Arrow Electronics, Inc.                                               13,277            361,533
 * Ascential Software Corp.                                              16,259            260,957
*# ATA Holdings Corp.                                                     4,600             29,210
 * Atlas Air Worldwide Holdings, Inc.                                    11,400                593
 * Atwood Oceanics, Inc.                                                  9,000            358,380
 * Audiovox Corp. Class A                                                 8,100            112,752
 * Avnet, Inc.                                                           59,800          1,399,320
   AVX Corp.                                                             24,200            383,328
 * Aztar Corp.                                                           23,900            576,229
   Baldwin & Lyons, Inc. Class B                                          4,725            114,109
 * Bally Total Fitness Holding Corp.                                     13,300             61,180
   Bandag, Inc. Class A                                                   3,800            150,746
 * BankUnited Financial Corp. Class A                                    20,000            521,800
   Banner Corp.                                                           4,497            131,312
 * Barnes & Noble, Inc.                                                  34,500          1,032,930
   Bassett Furniture Industries, Inc.                                     4,600             87,533
 * Bay View Capital Corp.                                                34,600    $        70,584
 # Beazer Homes USA, Inc.                                                10,600          1,068,162
 * Beverly Enterprises                                                    9,400             79,712
 * Big Lots, Inc.                                                        81,800          1,195,916
   Bob Evans Farms, Inc.                                                 17,600            452,144
 * Boca Resorts, Inc.                                                    24,800            445,904
 * Bombay Co., Inc.                                                       5,100             29,682
   Borders Group, Inc.                                                   54,200          1,237,386
   Bowater, Inc.                                                         21,600            912,168
   Bowne & Co., Inc.                                                     27,330            435,094
 * Brush Engineered Materials, Inc.                                       6,400            111,488
 * Buckeye Technology, Inc.                                              14,500            146,305
   Burlington Coat Factory Warehouse
     Corp.                                                               34,400            654,976
 * Cable Design Techologies Corp.                                        33,800            281,892
   Calgon Carbon Corp.                                                   15,300             94,554
 * Caraustar Industries, Inc.                                            21,800            291,684
   Carpenter Technology Corp.                                            15,600            474,552
   Casey's General Stores, Inc.                                          34,935            570,489
 * Castle (A.M.) & Co.                                                    6,200             52,638
 * Central Garden & Pet Co.                                              11,090            412,215
   Central Parking Corp.                                                 24,700            456,703
 * Century Aluminum Co.                                                      98              2,271
 * Century Business Services, Inc.                                       64,700            266,564
 * Cenveo, Inc.                                                          13,200             40,788
 * Charming Shoppes, Inc.                                                85,514            732,000
*# Charter Communications, Inc.                                          50,200            193,270
   Chesapeake Corp.                                                      10,700            232,404
 * Ciber, Inc.                                                           30,800            274,120
*# CIENA Corp.                                                           11,500             41,400
 * Cincinnati Bell, Inc.                                                 85,400            351,848
   CIRCOR International, Inc.                                             5,950            116,858
   Circuit City Stores, Inc.                                            146,600          1,754,802
 * Cirrus Logic, Inc.                                                       700              5,201
 * CKE Restaurants, Inc.                                                  1,300             13,156
*# CMS Energy Corp.                                                      72,075            621,286
 * CNA Surety Corp.                                                      27,000            280,800
 * CNET Networks, Inc.                                                   10,772            104,058
   Coachmen Industries, Inc.                                              6,100             98,576
 * Coherent, Inc.                                                        20,536            556,320
 * Collins & Aikman Corp.                                                56,300            298,953
 * Columbus McKinnon Corp.                                                5,900             31,264
 * Comfort Systems USA, Inc.                                             14,800            104,340
   Commerce Group, Inc.                                                  22,400          1,015,168
   Commercial Federal Corp.                                              34,500            966,690
   Commercial Metals Co.                                                 19,800            595,980
 * Commonwealth Industries, Inc.                                          6,300             56,385
   Community Bank System, Inc.                                            5,200            114,504
   Community Trust Bancorp, Inc.                                          2,940             91,640
 * Compucom Systems, Inc.                                                19,300             86,657
 * CompuCredit Corp.                                                     15,400            270,116
 * Compuware Corp.                                                       71,948            571,987
 * Conexant Systems, Inc.                                                31,791            150,054
 * Conmed Corp.                                                          20,300            516,635
 * Consolidated Freightways Corp.                                           400                  1
 * Consolidated Graphics, Inc.                                            9,400            377,410

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Continental Airlines, Inc.                                            50,800    $       543,052
   Cooper Tire & Rubber Co.                                              55,000          1,159,950
*# Corixa Corp.                                                           6,100             30,927
   Corn Products International, Inc.                                     25,240          1,094,911
 * Covanta Energy Corp.                                                   1,014                  2
 * Covenant Transport, Inc. Class A                                       4,900             76,783
*# Credence Systems Corp.                                                26,985            378,060
 * Credit Acceptance Corp.                                               23,600            355,180
   Crompton Corp.                                                        22,300            133,131
 * Cross Country Healthcare, Inc.                                        22,461            373,077
 * Crown Media Holdings, Inc.                                            15,817            143,144
   CSS Industries, Inc.                                                   4,600            160,540
   CTS Corp.                                                             21,500            234,350
 * Cumulus Media, Inc. Class A                                           18,800            348,552
 * CuraGen Corp.                                                          5,766             28,830
   Curtiss-Wright Corp.                                                   4,800            225,840
   Curtiss-Wright Corp-Cl B W/I                                           3,168            141,768
   Delphi Financial Group, Inc. Class A                                  18,017            725,725
 * Denbury Resources, Inc.                                                9,300            171,120
   Dillards, Inc. Class A                                                61,414          1,228,894
   Dimon, Inc.                                                           17,500            107,625
 * Dollar Thrifty Automotive Group, Inc.                                 16,800            440,496
 * DoubleClick, Inc.                                                     48,920            414,842
   Downey Financial Corp.                                                19,000          1,005,100
 * Duane Reade, Inc.                                                     11,600            191,400
 * DuPont Photomasks, Inc.                                               12,679            279,952
 * Dura Automotive Systems, Inc.                                          6,150             58,179
 * DVI, Inc.                                                             12,800                211
 * Dynegy, Inc.                                                         129,400            568,066
 * E.piphany, Inc.                                                       47,432            222,930
   Eagle Materials, Inc.                                                  3,993            266,333
 * Edgewater Technology, Inc.                                             4,472             27,682
 * eFunds Corp.                                                          23,393            374,522
   Electro Rent Corp.                                                     9,700            106,118
 * Electroglas, Inc.                                                      7,500             39,375
 * Emmis Communications Corp.
     Class A                                                             14,923            325,321
 * Entravision Communications Corp.                                      47,300            383,130
 * Esterline Technologies Corp.                                          14,700            370,146
 * Ethyl Corp.                                                            5,560            111,589
 * Exar Corp.                                                            27,702            441,293
 * Fairchild Corp. Class A                                                8,736             39,312
   FBL Financial Group, Inc. Class A                                     16,500            468,105
*# Federal-Mogul Corp.                                                   98,700             26,155
   First American Financial Corp.                                        38,800          1,007,248
   First Citizens Bancshares, Inc.                                        3,500            406,000
 * First Horizon Pharmaceutical Corp.                                     9,200            163,070
   First Republic Bank                                                    9,550            389,258
 * Fleetwood Enterprises, Inc.                                              100              1,340
   Flowers Foods, Inc.                                                   14,525            339,449
 * Flowserve Corp.                                                       42,500            890,375
 * Forest Oil Corp.                                                      42,400          1,055,760
 * Franklin Covey Co.                                                     6,500             15,925
 * Friede Goldman Halter, Inc.                                            1,000                  1
 * FSI International, Inc.                                                2,100             14,469
 * Gateway, Inc.                                                         71,200            288,360
   GATX Corp.                                                            38,600            930,646
 * Gaylord Entertainment Co.                                             23,750            682,812
 # Gencorp, Inc.                                                         34,100            387,376
 * Genesee & Wyoming, Inc.                                               13,500            308,610
 * Genesis Microchip, Inc.                                               12,200            197,030
 * Gerber Scientific, Inc.                                                8,700    $        54,288
   Gibraltar Steel Corp.                                                  6,300            182,385
   Glatfelter (P.H.) Co.                                                 35,400            433,296
 * Glenayre Technologies, Inc.                                           25,600             64,768
*# Goodyear Tire & Rubber Co.                                           126,900          1,104,030
   Goody's Family Clothing, Inc.                                         12,700            151,638
 * Graphic Packaging Corp.                                                9,300             60,078
   Gray Television, Inc.                                                 33,400            470,606
   Great American Financial Resources,
     Inc.                                                                18,400            280,600
 * Great Atlantic & Pacific Tea Co., Inc.                                19,250            133,402
 * Group 1 Automotive, Inc.                                              15,900            510,390
 * Ha-Lo Industries, Inc.                                                27,300                 38
 * Hain Celestial Group, Inc.                                            23,400            414,180
   Handleman Co.                                                         17,100            383,040
 * Hanger Orthopedic Group, Inc.                                          6,900            113,850
 * Hanover Compressor Co.                                                62,800            657,516
   Harleysville Group, Inc.                                              24,000            453,360
   Hearst-Argyle Television, Inc.                                        20,000            523,000
   Helmerich & Payne, Inc.                                               40,100          1,000,495
 * Hexcel Corp.                                                          15,100            128,350
   Holly Corp.                                                            1,100             38,225
   Horace Mann Educators Corp.                                           29,300            496,049
 * Houston Exploration Co.                                               19,000            897,940
   Hughes Supply, Inc.                                                   14,500            783,000
 * Human Genome Sciences, Inc.                                           90,461            983,311
 * Hypercom Corp.                                                        18,900            127,008
 * Identix, Inc.                                                          9,188             66,613
 * IDT Corp.                                                             15,400            270,886
   IHOP Corp.                                                            14,900            536,400
   Ikon Office Solutions, Inc.                                          112,100          1,235,342
 * IMCO Recycling, Inc.                                                   6,000             75,600
 * Incyte Genomics, Inc.                                                 28,000            200,760
 # IndyMac Bancorp, Inc.                                                 22,200            730,380
 * InFocus Corp.                                                         27,400            220,844
 * Infonet Services Corp.                                               143,300            246,476
 * Information Holdings, Inc.                                            14,100            376,752
   Ingles Market, Inc. Class A                                            4,000             42,400
 * Ingram Micro, Inc.                                                    78,600          1,135,770
 * Input/Output, Inc.                                                    20,000            138,000
 * Insight Communications Co., Inc.                                      40,100            383,356
 * Insight Enterprises, Inc.                                             10,673            195,956
 * Instinet Group, Inc.                                                  87,040            573,594
 * Integrated Electrical Services, Inc.                                  17,900            161,100
 * InterCept Group, Inc.                                                  7,900            117,631
 * Interface, Inc. Class A                                               23,300            163,100
 * Interland, Inc.                                                          180                524
   Intermet Corp.                                                        10,000             41,100
   Interpool, Inc.                                                       10,750            181,406
   Iomega Corp.                                                          25,700            124,388
 * Ionics, Inc.                                                          12,100            305,646
 * ITXC Corp.                                                            16,800             39,648
 * Jacuzzi Brands, Inc.                                                  16,000            136,640
 * Jakks Pacific, Inc.                                                   12,699            225,788
 * JDA Software Group, Inc.                                              18,852            238,478
 * Jo-Ann Stores, Inc.                                                    6,200            177,506
 * Jones Lang LaSalle, Inc.                                              15,900            400,998
 * K2, Inc.                                                              23,400            344,448
   Kaman Corp. Class A                                                    9,000            106,020
*# Kansas City Southern Industries, Inc.                                 47,700            620,100
 * Keane, Inc.                                                           21,000            301,350

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kellwood Co.                                                          16,700    $       679,690
   Kelly Services, Inc.                                                  25,200            699,048
 * Kemet Corp.                                                           66,000            801,900
   Kennametal, Inc.                                                       4,200            178,920
 * Kforce, Inc.                                                              39                357
   Kimball International, Inc. Class B                                   16,239            224,748
 * Kindred Healthcare, Inc.                                              21,400            531,576
 * Kirby Corp.                                                           15,700            555,780
 * Knight Trading Group, Inc.                                            41,431            474,799
 # Labranche & Co., Inc.                                                 45,900            411,264
 * Lakes Entertainment, Inc.                                              8,300            102,588
   Landamerica Financial Group, Inc.                                     14,900            594,361
   Landry's Restaurants, Inc.                                            18,800            564,000
 * Lattice Semiconductor Corp.                                           67,700            528,737
   Lawson Products, Inc.                                                  3,600            126,540
   Liberty Corp.                                                         12,700            591,185
   Lithia Motors, Inc. Class A                                            9,500            227,240
 # LNR Property Corp.                                                    13,900            698,475
   Lone Star Steakhouse & Saloon, Inc.                                   17,372            441,249
   Longs Drug Stores Corp.                                               30,000            642,600
   Longview Fibre Co.                                                    39,200            500,192
   Louisiana-Pacific Corp.                                               69,600          1,607,760
   Lubrizol Corp.                                                        26,400            874,104
 * Luby's, Inc.                                                          10,400             57,408
   Lyondell Chemical Co.                                                 30,400            502,208
 * M & F Worldwide Corp.                                                  7,100             92,300
   MAF Bancorp, Inc.                                                     16,540            728,587
 * Magnetek, Inc.                                                         9,200             71,852
 * Magnum Hunter Resources, Inc.                                         52,700            530,689
   Massey Energy Co.                                                     57,700          1,420,574
 * Mastec, Inc.                                                           8,800             37,576
 * Maxxam, Inc.                                                           2,600             65,650
 * Maxygen, Inc.                                                          3,900             39,156
 * Medarex, Inc.                                                          2,600             21,762
   Media General, Inc. Class A                                           18,000          1,238,760
 * Medquist, Inc.                                                        28,200            347,706
 * Mens Warehouse, Inc.                                                  29,700            774,873
 * Metris Companies, Inc.                                                29,000            218,950
 * Metromedia International Group, Inc.                                  10,600              3,710
   Midland Co.                                                            6,900            180,228
 * Milacron, Inc.                                                        13,200             59,136
   Minerals Technologies, Inc.                                            8,600            494,500
 * MIPS Technologies, Inc.                                                1,959             13,595
 * MKS Instruments, Inc.                                                     46              1,075
   Modine Manufacturing Co.                                              26,924            811,759
 * Mondavi (Robert) Corp. Class A                                         6,500            226,330
   Movado Group, Inc.                                                     3,400            104,380
 * MPS Group, Inc.                                                       78,800            873,104
 * MRV Communications, Inc.                                              16,722             44,481
 * MSC Software Corp.                                                     5,000             44,700
   Mueller Industries, Inc.                                              23,900            781,530
   Myers Industries, Inc.                                                 6,300             85,113
   Nacco Industries, Inc. Class A                                         4,100            363,834
   National Presto Industries, Inc.                                       2,700            106,380
 * NCI Building Systems, Inc.                                            13,500            392,445
 * NCO Group, Inc.                                                       18,095            448,575
 * Neoforma, Inc.                                                         5,400             61,398
   NetBank, Inc.                                                         18,773            201,247
 * NetIQ Corp.                                                           43,858            581,118
 * NetRatings, Inc.                                                      21,790            304,842
 * Newpark Resources, Inc.                                               31,100            175,715
 * Newport Corp.                                                         27,188    $       395,042
*# Northwest Airlines Corp.                                              33,500            338,685
 * Ocwen Financial Corp.                                                  1,600             19,904
 # Odyssey Re Holdings Corp.                                             49,600          1,252,400
 * Offshore Logistics, Inc.                                              15,800            362,926
 * Ohio Casualty Corp.                                                   42,700            800,625
 * Oil States International, Inc.                                        34,500            489,900
 * Oplink Communications, Inc.                                           62,000            124,620
 * Oregon Steel Mills, Inc.                                              10,300            116,081
*# Orthodontic Centers of America, Inc.                                  31,100            265,905
   Overseas Shipholding Group, Inc.                                      30,000          1,144,200
 * Owens-Illinois, Inc.                                                  18,700            277,321
*# Palmone Inc.                                                           2,200             46,706
   Park Electrochemical Corp.                                             5,050            126,048
 * Parker Drilling Co.                                                   36,300            116,523
 * Pathmark Stores, Inc.                                                 11,800             79,650
 * Paxson Communications Corp.                                           18,600             52,266
   Peabody Energy Corp.                                                  42,500          2,113,950
 * Pegasus Solutions, Inc.                                                  200              2,300
   Penn Virginia Corp.                                                    4,600            286,580
   Pep Boys - Manny, Moe & Jack                                          19,100            467,759
   PepsiAmericas, Inc.                                                   65,300          1,386,972
 * Per-Se Technologies, Inc.                                             11,800            153,400
   Phillips-Van Heusen Corp.                                             15,200            287,736
 * Photronics, Inc.                                                       3,874             68,492
 * Pico Holdings, Inc.                                                    4,200             76,650
   Pilgrims Pride Corp. Class B                                             800             21,504
 * Pinnacle Entertainment, Inc.                                          15,000            171,000
 * Plains Exploration & Production Co.                                    2,400             42,720
 * Plexus Corp.                                                          17,109            251,331
   PMA Capital Corp. Class A                                             16,434            114,545
 * Polyone Corp.                                                         36,900            254,241
   Pope & Talbot, Inc.                                                    2,400             40,152
   Potlatch Corp.                                                         5,900            222,725
*# Powerwave Technologies, Inc.                                          36,500            292,365
   Presidential Life Corp.                                               20,305            343,561
 * PRG-Schultz International, Inc.                                       27,514            124,088
 * Pride International, Inc.                                             60,300            947,916
 * Prime Hospitality Corp.                                               32,600            323,066
 * Procurenet, Inc.                                                      13,000                 13
 * Protection One, Inc.                                                  37,000              7,215
   Protective Life Corp.                                                 34,500          1,275,810
 * Province Healthcare Co.                                               34,100            546,282
   Pulitzer, Inc.                                                         5,900            277,595
   Quanex Corp.                                                          11,100            494,505
 * Quanta Services, Inc.                                                 88,200            467,460
 * Quantum Corp.- DLT                                                    18,100             53,395
 * Radio One, Inc.                                                       15,500            267,840
 * Railamerica, Inc.                                                     22,400            285,600
 * RealNetworks, Inc.                                                     1,700             10,217
   Regal-Beloit Corp.                                                    14,700            300,615
   Reinsurance Group of America, Inc.                                    24,900            989,775
   Reliance Steel & Aluminum Co.                                         25,600            936,704
 * Reliant Resources, Inc.                                              193,900          1,921,549
 * Remec, Inc.                                                           13,400             87,770
 * Rent-Way, Inc.                                                        10,100             93,930
   Resource America, Inc.                                                 6,700            146,060
 * Retail Ventures Inc.                                                  13,300             96,159
   Riggs National Corp.                                                  19,900            434,616
 * Riverstone Networks, Inc.                                             13,200             13,134
   RLI Corp.                                                             17,600            633,072

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Rock-Tenn Co. Class A                                                 24,500    $       393,715
 * Rowan Companies, Inc.                                                 65,800          1,446,284
 * RTI International Metals, Inc.                                         8,200            118,982
   Ruddick Corp.                                                         31,800            653,808
   Russell Corp.                                                         25,100            411,138
 * Ryan's Family Steak Houses, Inc.                                      25,300            425,799
   Ryder System, Inc.                                                    38,500          1,430,275
   Ryerson Tull, Inc.                                                     9,718            130,318
 * Safeguard Scientifics, Inc.                                           66,500            169,575
   Saks, Inc.                                                            87,200          1,308,872
   Sauer-Danfoss, Inc.                                                   18,500            287,490
 * ScanSoft, Inc.                                                         9,000             47,160
   Schulman (A.), Inc.                                                   22,055            440,438
   Schweitzer-Maudoit International, Inc.                                 5,100            143,565
   SCPIE Holdings, Inc.                                                   3,900             33,969
 * SCS Transportation, Inc.                                               5,750            130,812
   Seaboard Corp.                                                           540            201,960
*# Seacor Smit, Inc.                                                     12,250            490,490
   Selective Insurance Group, Inc.                                       18,000            650,340
 * Sequa Corp. Class A                                                    2,800            137,620
 * Sequa Corp. Class B                                                    1,300             65,910
 * Sequenom, Inc.                                                        14,900             23,989
 * Service Corp. International                                          217,800          1,568,160
*# Shaw Group, Inc.                                                      46,700            551,060
 * Shiloh Industries, Inc.                                                6,000             65,280
 * Shopko Stores, Inc.                                                   20,300            276,892
*# Silicon Graphics, Inc.                                                79,700            150,633
 * Six Flags, Inc.                                                       70,700            494,900
 * Skechers U.S.A., Inc. Class A                                         11,600            133,400
   Skyline Corp.                                                          3,300            132,066
 * Skyworks Solutions, Inc.                                              10,786             96,427
   Smith (A.O.) Corp.                                                    13,950            410,827
 * Smithfield Foods, Inc.                                                42,600          1,234,974
 * Sola International, Inc.                                              12,800            248,192
   Sonic Automotive, Inc.                                                24,300            533,385
 * SonicWALL, Inc.                                                       41,000            326,360
 * Sourcecorp, Inc.                                                      10,200            261,936
   South Jersey Industries, Inc.                                          7,000            293,930
 * Southwestern Energy Co.                                               21,400            546,984
 * Spherion Corp.                                                        45,800            423,192
 * Spinnaker Exploration Co.                                             24,300            809,919
 * SR Telecom, Inc.                                                          21                 72
   StanCorp Financial Group, Inc.                                        22,600          1,448,434
   Standard Motor Products, Inc. Class A                                  7,700            107,800
   Standard Pacific Corp.                                                13,600            692,920
   Standard Register Co.                                                 12,800            156,032
   Starrett (L.S.) Co. Class A                                            2,000             31,460
*# Steel Dynamics, Inc.                                                  28,858            738,765
   Steelcase, Inc. Class A                                               30,700            362,260
   Stepan Co.                                                             3,500             84,875
   Stewart & Stevenson Services, Inc.                                    20,000            339,000
 * Stewart Enterprises, Inc.                                             75,400            567,008
   Stewart Information Services Corp.                                    13,400            457,610
 * Stillwater Mining Co.                                                 52,200            790,830
 * Stoneridge, Inc.                                                       8,800            137,808
   Stride Rite Corp.                                                     24,800            261,640
*# Sunrise Senior Living, Inc.                                           17,800            641,512
 * Swift Energy Corp.                                                    22,400            452,480
   SWS Group, Inc.                                                        1,100             17,732
 * Sycamore Networks, Inc.                                              207,882            916,760
 * Systemax, Inc.                                                        13,350             82,770
 * Tech Data Corp.                                                       40,700    $     1,633,698
   Tecumseh Products Co. Class A                                          8,800            326,656
   Tecumseh Products Co. Class B                                          2,200             83,576
 * Teletech Holdings, Inc.                                               10,096             75,922
 * Terex Corp.                                                           19,600            578,004
 * Terra Industries, Inc.                                                30,000            138,900
 * Tesoro Petroleum Corp.                                                44,500          1,059,990
 # Texas Industries, Inc.                                                16,900            622,765
 * The Dress Barn, Inc.                                                   3,600             63,036
   The Marcus Corp.                                                      12,600            204,120
 # The Phoenix Companies, Inc.                                           66,100            774,031
 # Thomas & Betts Corp.                                                  29,200            714,232
 * THQ, Inc.                                                             29,337            618,717
 * TIBCO Software, Inc.                                                  42,500            352,750
   Tidewater, Inc.                                                       43,500          1,202,340
 * Timco Aviation Services, Inc.                                            910                364
 * Time Warner Telecom, Inc.                                             20,730             88,310
 # Timken Co.                                                            56,400          1,285,356
   Titan International, Inc.                                              8,100             86,265
 * Titanium Metals Corp.                                                  1,320            119,130
 * Tower Automotive, Inc.                                                33,800            125,398
 * Trammell Crow Co.                                                     22,100            280,891
 * Trans World Entertainment Corp.                                       15,200            151,696
 * Transkaryotic Therapies, Inc.                                         22,010            317,384
 * Transmeta Corp.                                                        2,000              4,360
 * Transmontaigne Oil Co.                                                 6,500             37,830
   Tredegar Industries, Inc.                                             29,300            423,385
*# Trenwick Group, Ltd.                                                  38,857                350
 * Triad Guaranty, Inc.                                                   8,200            471,172
 * Triad Hospitals, Inc.                                                 29,300          1,036,048
*# Trico Marine Services, Inc.                                           14,200              3,266
 # Trinity Industries, Inc.                                              35,600          1,018,516
*# Triquint Semiconductor, Inc.                                          52,030            290,327
 * Triumph Group                                                         10,100            321,281
 * TriZetto Group, Inc.                                                  12,500             81,625
 * Tweeter Home Entertainment Group,
     Inc.                                                                 9,400             62,604
 * UICI                                                                  32,400            644,112
   UMB Financial Corp.                                                   15,953            811,210
 * Unifi, Inc.                                                           21,100             49,163
   Unifirst Corp.                                                         5,200            135,200
   United Auto Group, Inc.                                               30,200            873,686
   United Community Financial Corp.                                      22,800            276,108
 * United Rentals, Inc.                                                  56,200            961,020
   Unitrin, Inc.                                                         13,600            545,360
 * Universal American Financial Corp.                                    36,040            394,638
 * Universal Compression Holdings, Inc.                                  23,860            706,017
   Universal Forest Products, Inc.                                        7,300            211,408
 * Universal Stainless & Alloy Products,
     Inc.                                                                 2,500             27,078
   Unizan Financial Corp.                                                11,502            296,522
 * Unova, Inc.                                                            1,200             20,820
 * URS Corp.                                                             22,800            574,104
   Usec, Inc.                                                            63,300            495,639
   USF Corp.                                                             22,220            638,825
 * Vail Resorts, Inc.                                                    19,060            284,947
   Valhi, Inc.                                                           52,400            581,640
 * Valuevision Media, Inc. Class A                                        9,700            116,400
 * Venturi Partners, Inc.                                                    44                606
 * Veritas DGC, Inc.                                                     26,000            497,640
 * Vignette Corp.                                                        63,300            104,445

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Vintage Petroleum, Inc.                                               37,400    $       583,066
   Visteon Corp.                                                         94,100          1,031,336
 * Volt Information Sciences, Inc.                                        6,000            154,200
   Walter Industries, Inc.                                               22,460            285,916
*# Warnaco Group, Inc.                                                   18,600                 19
   Watsco, Inc. Class A                                                  10,150            265,626
   Watts Water Technologies, Inc.                                        10,900            264,543
   Wausau-Mosinee Paper Corp.                                            40,200            611,442
   Weis Markets, Inc.                                                     9,200            314,180
   Wellman, Inc.                                                         12,500             99,375
   Wesco Financial Corp.                                                  2,775          1,046,036
   West Pharmaceutical Services, Inc.                                       100              3,801
 * Westport Resources Corp.                                              34,800          1,204,080
 * Wolverine Tube, Inc.                                                   4,800             54,624
   Woodward Governor Co.                                                  1,741            115,689
 * Zoran Corp.                                                           17,100            300,447
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $189,504,554)                                                                  190,952,471
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Chiquita Brands International, Inc. Warrants 03/19/09                 24,308            114,734
 * Imperial Credit Industries, Inc. Warrants 01/31/08                       511                  0
 * Orbital Science Corp. Warrants 08/31/04                                  203              1,594
 * Timco Aviation Services Warrants 02/27/07                              2,178                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,289)                                                                        116,328
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
BONDS -- (0.0%)
 * Timco Aviation Services, Inc.
    (Cost $0)                                                   $             1                  0
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (8.4%)
   Repurchase Agreement, Merrill Lynch Triparty Repo
   0.96%, 06/01/04 (Collateralized by $16,950,000
   U.S. Treasury Obligations 6.75%, 05/15/05,
   valued at $17,795,542) to be repurchased at
   $17,445,230
   (Cost $17,443,369)^                                                   17,443         17,443,369
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,067,212)++                                                            $   208,512,168
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $208,172,452.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (92.7%)
   1st Source Corp.                                                     273,476    $     6,207,905
 * 24/7 Real Media, Inc.                                                 12,000             69,720
 * AAR Corp.                                                            935,130          8,958,545
   ABC Bancorp                                                           18,280            359,568
 * Ablest, Inc.                                                          16,800             89,040
   Abrams Industries, Inc.                                               10,000             42,000
 * ABX Air, Inc.                                                        851,100          3,829,950
 * Accelrys, Inc.                                                       328,042          3,277,140
 * Aclara Biosciences, Inc.                                             461,715          1,754,517
 * Acme Communications, Inc.                                            385,989          2,987,555
 * Acme United Corp.                                                      8,700             60,900
 * ACT Teleconferencing, Inc.                                           168,546            433,332
 * Active Power, Inc.                                                   948,715          3,320,502
   Adams Resources & Energy, Inc.                                         6,700             93,130
 * Adaptec, Inc.                                                        881,628          7,220,533
 * Adept Technology, Inc.                                                94,800             90,060
 * Advanced Digital Information Corp.                                    44,500            398,275
 * Advanced Magnetics, Inc.                                              12,800            125,568
 * Advanced Power Technology, Inc.                                      207,718          2,743,955
   Advanta Corp. Class A                                                289,953          4,685,640
   Advanta Corp. Class B Non-Voting                                     497,013          7,882,626
 * Advent Software, Inc.                                                    600             11,352
 * Aehr Test Systems                                                     89,200            356,800
 * AEP Industries, Inc.                                                 197,350          2,101,580
 * Aether Systems, Inc.                                               1,251,167          4,266,479
 * Aetrium, Inc.                                                         97,748            897,327
 * Agile Software Corp.                                                 139,653          1,117,224
   Agilysys, Inc.                                                       908,878         11,188,288
 * Air Methods Corp.                                                    121,928            968,108
 * Airnet Systems, Inc.                                                 245,500          1,050,740
 * Airspan Networks, Inc.                                               109,100            605,505
 * AK Steel Holding Corp.                                             2,514,916         11,518,315
 * Akamai Technologies, Inc.                                            766,600         11,391,676
   Alamo Group, Inc.                                                    158,700          2,483,655
 * Alaska Air Group, Inc.                                               776,800         16,002,080
 * Alaska Communications Systems
     Group, Inc.                                                        251,100          1,619,595
 * Alderwoods Group, Inc.                                                75,400            973,414
 # Aldila, Inc.                                                          78,966          1,201,073
   Alexander & Baldwin, Inc.                                            815,021         25,974,719
   Alico, Inc.                                                           46,500          1,641,450
 * All American Semiconductor, Inc.                                      29,260            266,559
   Allegheny Technologies, Inc.                                         180,700          2,170,207
   Allen Organ Co. Class B                                                5,000            250,000
 * Alliance Semiconductor Corp.                                       1,010,481          6,032,572
 * Allied Defense Group, Inc.                                           148,100          2,597,674
 * Allied Healthcare International, Inc.                                228,600          1,149,858
 * Allied Healthcare Products, Inc.                                     124,200            674,406
 * Allied Holdings, Inc.                                                111,535            568,828
 * Allied Motion Technologies, Inc.                                      45,300            234,201
 * Allmerica Financial Corp.                                            408,700         13,139,705
 * Allou Health Care, Inc. Class A                                       97,500                 10
 * Alloy, Inc.                                                          869,729          4,357,342
 * Allscripts Healthcare Solutions, Inc.                                353,200          2,910,015
 * Almost Family, Inc.                                                   13,700    $       108,298
 * Alpha Technologies Group, Inc.                                        82,112            114,957
   Alpharma, Inc. Class A                                             1,139,500         22,311,410
*# Alterra Healthcare Corp.                                             248,800                 25
   Ambassadors, Inc.                                                    159,500          2,046,385
 * AMC Entertainment, Inc.                                              494,800          7,471,480
 * Amcast Industrial Corp.                                              149,800            606,690
 * Amerco, Inc.                                                         219,400          5,487,194
*# America West Holdings Corp. Class B                                  447,600          4,484,952
 * American Banknote Corp.                                                  745                212
   American Biltrite, Inc.                                               45,600            444,600
 * American Building Control, Inc.                                      187,600            350,812
*# American Business Financial
     Services, Inc.                                                      43,184            141,646
 * American Dental Partners, Inc.                                        69,500          1,184,975
 * American Ecology Corp.                                                44,500            389,375
*# American Greetings Corp. Class A                                   1,296,400         27,224,400
 * American Indemnity Financial Escrow                                   14,200             14,200
 * American Independence Corp.                                            4,800             74,784
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                      20,800                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                   20,800                  0
 * American Medical Security Group,
     Inc.                                                               382,300          9,874,809
   American Pacific Corp.                                               104,300            761,390
 * American Physicians Capital, Inc.                                    246,070          5,671,913
 * American Physicians Services Group,
     Inc.                                                                36,300            355,740
 * American Retirement Corp.                                            279,800          1,259,100
   American Shared Hospital Services                                     30,900            175,512
   American Software, Inc. Class A                                      280,250          1,790,797
 * American Superconductor Corp.                                        106,900          1,342,664
 * American Technical Ceramics Corp.                                     83,100            735,435
   Americana Bancorp, Inc.                                               26,030            422,987
 * AmeriServe Financial, Inc.                                           359,138          2,065,043
   Ameron International Corp.                                           196,721          6,119,990
 # AmerUs Group Co.                                                     486,485         19,143,185
 * Ames Department Stores, Inc.                                           9,919                 17
 * Amistar Corp.                                                         42,300             95,386
   Ampco-Pittsburgh Corp.                                               200,200          2,596,594
   Amrep Corp.                                                           96,692          1,661,169
 * Amtech Systems, Inc.                                                   6,000             30,480
 * Anadigics, Inc.                                                      760,677          3,750,138
   Analogic Corp.                                                        46,675          2,153,118
 * Analysts International Corp.                                         461,464          1,379,777
*# Analytical Surveys, Inc.                                                 830              2,075
 * Anaren, Inc.                                                         366,740          5,838,501
   Andersons, Inc.                                                       96,900          1,672,494
*# Andrew Corp.                                                          47,530            933,964
*# Angeion Corp.                                                            315                466
   Angelica Corp.                                                       206,900          4,613,870
 * Angelo & Maxie's, Inc.                                                25,350             27,124
 * AnswerThink, Inc.                                                    141,500            907,156
 * APA Optics, Inc.                                                     157,400            393,500

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Apogee Enterprises, Inc.                                             185,300    $     1,845,588
 * Applica, Inc.                                                        689,400          6,769,908
 * Applied Extrusion Technologies, Inc.                                 333,100            349,755
   Applied Industrial Technologies, Inc.                                560,000         14,980,000
 * Applied Innovation, Inc.                                              51,000            204,000
 * Applied Micro Circuits Corp.                                          35,300            190,267
 * Apropos Technology, Inc.                                             273,086          1,108,729
 * Aradigm Corp.                                                          4,100              4,469
 * Arch Capital Group, Ltd.                                              34,800          1,342,584
   Arch Chemicals, Inc.                                                 492,487         13,065,680
 * Arena Pharmaceuticals, Inc.                                          742,844          4,353,066
 * Argonaut Group, Inc.                                                 651,533         11,323,644
 * Argonaut Technologies, Inc.                                            8,200             13,366
 * Ariba, Inc.                                                          865,100          1,885,918
 * Arlington Hospitality, Inc.                                           70,000            238,000
*# Armstrong Holdings, Inc.                                             387,200            340,736
 * Arqule, Inc.                                                         637,399          3,696,914
*# Arris Group, Inc.                                                  1,679,841         10,616,595
 * Art Technology Group, Inc.                                            52,300             71,651
 * Artesyn Technologies, Inc.                                           323,397          2,955,849
   ASB Financial Corp.                                                   14,300            328,900
 * Ascential Software Corp.                                             347,588          5,578,787
 * Ashworth, Inc.                                                       387,365          3,095,046
 * Aspen Technology, Inc.                                               353,700          2,231,847
*# Astea International, Inc.                                             13,200            137,412
 * Astec Industries, Inc.                                               375,110          6,493,154
   Astro-Med, Inc.                                                       10,312            109,307
 * Astronics Corp.                                                       19,687             99,616
 * Astronics Corp. Class B                                                7,756             37,229
*# AstroPower, Inc.                                                      28,600              1,144
*# ATA Holdings Corp.                                                   184,300          1,170,305
 * Atari, Inc.                                                           11,280             31,358
 * Atlantic American Corp.                                               42,900            127,413
 * Atlantis Plastics, Inc.                                               65,500          1,011,975
 * Atlas Air Worldwide Holdings, Inc.                                   144,400              7,509
 * ATP Oil & Gas Corp.                                                  102,300            605,616
   Atrion Corp.                                                          36,150          1,563,126
 * ATS Medical, Inc.                                                     13,800             64,860
 * Atwood Oceanics, Inc.                                                267,411         10,648,306
 * Audiovox Corp. Class A                                               598,891          8,336,563
 * Ault, Inc.                                                            93,400            278,332
 * Aurora Foods, Inc.                                                       573                  5
 * Avalon Holding Corp. Class A                                          25,112             66,672
*# Avanex Corp.                                                         405,100          1,255,810
*# Avatar Holdings, Inc.                                                 75,500          3,158,920
 * Aviall, Inc.                                                             500              8,680
 * Avici Systems Inc.                                                   232,427          2,454,429
 * Avigen, Inc.                                                         582,839          2,063,250
 * Avteam, Inc. Class A                                                  80,300                120
 * Aware, Inc.                                                          520,392          1,691,274
 * Axsys Technologies, Inc.                                              60,700          1,174,545
 * AXT, Inc.                                                            462,278            980,029
 * Aztar Corp.                                                          693,000         16,708,230
 * AZZ, Inc.                                                             81,100          1,208,390
 * Badger Paper Mills, Inc.                                              10,400             53,404
   Bairnco Corp.                                                        114,700            929,070
 * Baker (Michael) Corp.                                                 79,400          1,139,390
   Baldwin & Lyons, Inc. Class B                                         82,425          1,990,564
 * Baldwin Technology, Inc. Class A                                     219,700            812,890
 * Ballantyne Omaha, Inc.                                                32,200             94,024
 * Bally Total Fitness Holding Corp.                                    983,700    $     4,525,020
 * Bancinsurance Corp.                                                   76,470            627,819
   Bandag, Inc. Class A                                                 112,600          4,466,842
 * BankUnited Financial Corp. Class A                                   130,251          3,398,249
   Banner Corp.                                                         316,858          9,252,254
 * Barrett Business Services, Inc.                                       82,500          1,117,050
 * Barry (R.G.) Corp.                                                   154,464            329,008
   Bassett Furniture Industries, Inc.                                   339,238          6,455,360
 * Bay View Capital Corp.                                             1,515,142          3,090,890
 * BE Aerospace, Inc.                                                    10,325             65,873
 # Beazer Homes USA, Inc.                                                66,700          6,721,359
   Belden, Inc.                                                         699,755         11,825,859
 * Bell Industries, Inc.                                                161,863            477,496
 * Bell Microproducts, Inc.                                             727,482          4,634,060
 * Bethlehem Steel Corp.                                              1,057,000              3,382
*# Beverly Enterprises                                                1,942,700         16,474,096
 * BF Enterprises, Inc.                                                   2,300             19,262
 * Big 4 Ranch, Inc.                                                     73,300                  0
 * Bioanalytical Systems, Inc.                                           17,100             68,827
 * Biosource International, Inc.                                        118,800            856,667
   Black Hills Corp.                                                          3                 88
   Blair Corp.                                                          228,890          5,882,473
 * Blonder Tongue Laboratories, Inc.                                     22,600             71,190
 * Bluegreen Corp.                                                      712,398          8,534,528
 * BMC Industries, Inc.                                                 241,800             15,112
 * BNS Co. Class A                                                       46,855            288,158
   Bob Evans Farms, Inc.                                                 11,976            307,663
 * Boca Resorts, Inc.                                                   956,564         17,199,021
 * Bogen Communications International,
     Inc.                                                                44,700            224,617
 * Bolt Technology Corp.                                                 13,700             63,020
 * Bombay Co., Inc.                                                     799,240          4,651,577
   Bon-Ton Stores, Inc.                                                 306,202          3,916,324
 * Bookham Technologies P.L.C.                                        1,522,442          1,598,564
 * Books-a-Million, Inc.                                                313,700          1,882,200
 * Boston Biomedical, Inc.                                               56,400            178,224
   Bostonfed Bancorp, Inc.                                               51,260          1,722,336
   Bowl America, Inc. Class A                                            54,022            767,112
   Bowne & Co., Inc.                                                    917,613         14,608,399
 * Boyds Collection, Ltd.                                               462,300          1,322,178
 * Braun Consulting, Inc.                                               198,200            332,976
 * Brigham Exploration Co.                                               33,400            284,601
 * BrightStar Information Technology
     Group, Inc.                                                         83,400              3,002
 * Brillian Corp.                                                       122,950          1,039,050
 * Bruker BioSciences Corp.                                                 700              3,332
 * Brush Engineered Materials, Inc.                                     449,309          7,826,963
 * BSQUARE Corp.                                                        139,200            134,885
 * BTU International, Inc.                                               91,300            482,064
 * Buca, Inc.                                                           493,725          2,601,931
 * Buckeye Technology, Inc.                                             960,698          9,693,443
   Building Materials Holding Corp.                                     387,218          6,664,022
 * Bull Run Corp.                                                         8,560              4,665
   Burlington Coat Factory Warehouse
     Corp.                                                            1,059,001         20,163,379
 * Bush Industries, Inc. Class A                                        106,000             71,020
 * Butler International, Inc.                                            81,200            201,376
 * Cable Design Techologies Corp.                                     1,191,887          9,940,338
   Cadmus Communications Corp.                                           50,200            691,756
   Calgon Carbon Corp.                                                  999,800          6,178,764

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * California Coastal Communities, Inc.                                  71,400    $     1,145,970
   California First National Bancorp                                     77,600          1,021,216
 * Caliper Life Sciences, Inc.                                          803,230          4,265,151
 * Callon Petroleum Corp.                                               405,300          5,317,536
   Camco Financial Corp.                                                 19,083            273,459
 * Cannon Express, Inc. Class A                                             900                162
 * Cannondale Corp.                                                     115,400             16,156
 * Canterbury Consulting Group, Inc.                                        842                695
 * Capital Pacific Holdings, Inc.                                       201,300            810,232
 * Capital Senior Living Corp.                                          529,199          2,725,375
 * Caprius, Inc.                                                          1,439                288
 * Capstone Turbine Corp.                                                62,150            173,398
 * Captaris, Inc.                                                       610,587          3,694,051
 * Caraustar Industries, Inc.                                           800,964         10,716,898
 * Cardiotech International, Inc.                                        41,791            156,716
 * CareCentric, Inc.                                                     29,400             23,520
 * Career Blazers, Inc. Trust Units                                       9,540                  0
   Carpenter Technology Corp.                                           650,962         19,802,264
 * Carriage Services, Inc. Class A                                      416,100          2,142,915
 * Carrington Laboratories, Inc.                                        121,900            522,951
*# Carrizo Oil & Gas, Inc.                                               21,800            184,428
   Cascade Corp.                                                        122,750          3,001,237
   Casey's General Stores, Inc.                                         249,559          4,075,298
 * Castle (A.M.) & Co.                                                  217,730          1,848,528
   Castle Energy Corp.                                                  142,700          1,550,435
 * Casual Male Retail Group, Inc.                                       373,265          2,538,202
 * Catalina Lighting, Inc.                                               22,040            236,242
 * Catalytica Energy Systems, Inc.                                      176,300            590,605
 * Cavalier Homes, Inc.                                                 369,181          2,082,181
 * Celadon Group, Inc.                                                  179,590          2,589,688
 * Celebrity, Inc. Escrow Shares                                         26,325                  0
   Celeritek, Inc.                                                      361,252          1,271,607
 * CellStar Corp.                                                       482,122          2,916,838
 * Central Garden & Pet Co.                                             483,110         17,957,199
   Central Parking Corp.                                                749,411         13,856,609
 * Century Aluminum Co.                                                 357,236          8,277,158
 * Century Business Services, Inc.                                    1,381,481          5,691,702
 * Cenveo, Inc.                                                         599,100          1,851,219
 * Ceres Group, Inc.                                                    299,593          1,863,468
   CFS Bancorp, Inc.                                                    300,879          4,076,910
 * Champion Enterprises, Inc.                                           517,400          4,837,690
   Champion Industries, Inc.                                            104,200            477,236
 * Championship Auto Racing Teams,
     Inc.                                                                70,000              8,190
 * Champps Entertainment, Inc.                                          200,174          1,795,361
 * Channell Commercial Corp.                                             17,600             79,200
*# Charming Shoppes, Inc.                                             3,091,347         26,461,930
 * Chart Industries                                                           3                 90
*# Charter Communications, Inc.                                         116,600            448,910
   Chesapeake Corp.                                                     465,906         10,119,478
   Chicago Rivet & Machine Co.                                           10,800            314,766
 * Childtime Learning Centers, Inc.                                      43,500            116,145
 * Chromcraft Revington, Inc.                                             5,900             83,485
 * Chronimed, Inc.                                                      339,202          2,510,095
*# Chyron Corp.                                                          10,800              6,480
 * Ciber, Inc.                                                          351,700          3,130,130
 * Cincinnati Bell, Inc.                                                123,800            510,056
 * Ciprico, Inc.                                                         70,900            330,039
   CIRCOR International, Inc.                                           315,900          6,204,276
 * Cirrus Logic, Inc.                                                   342,979          2,548,334
*# Citizens, Inc. Class A                                               100,810    $       687,524
 * CKE Restaurants, Inc.                                                506,000          5,120,720
 * Clark, Inc.                                                          382,728          6,690,085
 * Clarus Corp.                                                         444,000          5,265,840
*# CMS Energy Corp.                                                     743,769          6,411,289
 * CNA Surety Corp.                                                     327,495          3,405,948
 * CNET Networks, Inc.                                                  214,643          2,073,451
   Coachmen Industries, Inc.                                            446,800          7,220,288
 * Coast Dental Services, Inc.                                           48,533            150,452
   Coast Distribution System                                             97,600            623,664
 * Coastcast Corp.                                                      101,900            219,085
 * Cobra Electronics Corp.                                               84,100            754,377
*# Coeur d'Alene Mines Corp.                                            213,200            999,908
 * Cogent Communications Group, Inc.                                      6,954              2,782
 * Cognitronics Corp.                                                     7,700             27,258
 * Coherent, Inc.                                                       827,292         22,411,340
 * Collins & Aikman Corp.                                             1,189,794          6,317,806
   Collins Industries, Inc.                                              30,500            174,155
 * Columbus McKinnon Corp.                                              262,859          1,392,890
 * Comarco, Inc.                                                        110,200            784,624
 * Comdial Corp.                                                         10,007             26,018
 * Comforce Corp.                                                        58,000            114,840
 * Comfort Systems USA, Inc.                                            984,800          6,942,840
   Commerce Group, Inc.                                                   5,700            258,324
*# Commerce One, Inc.                                                    96,400             98,328
   Commercial Federal Corp.                                             427,398         11,975,692
   Commercial Metals Co.                                                841,866         25,340,167
 * Commonwealth Industries, Inc.                                        444,162          3,975,250
   Communications Systems, Inc.                                          17,300            136,670
   Community Bank System, Inc.                                           51,300          1,129,626
   Community Trust Bancorp, Inc.                                         53,821          1,677,601
   Community West Bancshares                                             11,000             93,225
 * Compex Technologies, Inc.                                             53,976            322,776
 * Compucom Systems, Inc.                                             1,366,845          6,137,134
 * CompuCredit Corp.                                                    748,235         13,124,042
 * Computer Access Technology Corp.                                     289,800          1,347,570
 * Computer Horizons Corp.                                              545,091          1,945,975
 * Computer Network Technology Corp.                                    594,839          3,592,828
 * Computer Task Group, Inc.                                            153,800            669,030
 * CompX International, Inc.                                             37,300            606,125
 * Concord Camera Corp.                                                 709,293          2,191,715
 * Conexant Systems, Inc.                                               400,071          1,888,335
 * Congoleum Corp. Class A                                               97,400            219,150
 * Conmed Corp.                                                         374,488          9,530,720
*# Consolidated Freightways Corp.                                        24,700                 64
 * Consolidated Graphics, Inc.                                          351,494         14,112,484
 * Consumer Portfolio Services, Inc.                                     14,400             64,656
*# Continental Airlines, Inc.                                         1,919,600         20,520,524
 * Continental Materials Corp.                                            4,600            134,734
*# Convera Corp.                                                         37,600            106,784
*# Cooker Restaurant Corp.                                              109,768                659
   Cooper Tire & Rubber Co.                                             840,900         17,734,581
 # Cooperative Bankshares, Inc.                                          19,000            437,000
*# Corautus Genetics, Inc.                                                  642              3,691
 * Core Molding Technologies, Inc.                                          500              1,750
 * Corixa Corp.                                                         126,900            643,383
   Corn Products International, Inc.                                    655,300         28,426,914
 * Cornell Companies, Inc.                                              384,148          5,128,376
 * Correctional Services Corp.                                          247,312            766,667
 * Corrpro Companies, Inc.                                               88,475            146,868

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cosine Communications, Inc.                                          231,960    $       923,201
 * Cost-U-Less, Inc.                                                     35,000            201,950
   Cotton States Life Insurance Co.                                       8,300            164,962
 * Covansys Corp.                                                        71,200            774,656
 * Covanta Energy Corp.                                                   5,896                 10
 * Covenant Transport, Inc. Class A                                     364,025          5,704,272
   CPAC, Inc.                                                            82,200            475,938
*# Credence Systems Corp.                                               958,980         13,435,310
 * Credit Acceptance Corp.                                              705,727         10,621,191
 * Criticare Systems, Inc.                                               91,000            282,100
   Crompton Corp.                                                       117,900            703,863
 * Cross (A.T.) Co. Class A                                             234,300          1,321,452
 * Cross Country Healthcare, Inc.                                       271,676          4,512,538
 * Crossroads Systems, Inc.                                              22,000             40,084
 * Crown Andersen, Inc.                                                  22,900             40,075
 * Crown Financial Group, Inc.                                           59,900             71,880
 * Crown Media Holdings, Inc.                                           219,454          1,986,059
*# Cryolife, Inc.                                                        93,500            476,850
 * CSP, Inc.                                                             40,800            293,801
   CSS Industries, Inc.                                                 252,150          8,800,035
   CT Communications, Inc.                                              161,759          2,216,098
   CTS Corp.                                                            652,600          7,113,340
 * Culp, Inc.                                                           324,918          2,404,393
 * Cumulus Media, Inc. Class A                                          299,700          5,556,438
 * CuraGen Corp.                                                      1,193,625          5,968,125
 * Curis, Inc.                                                               20                 89
   Curtiss-Wright Corp.                                                 172,600          8,120,830
   Cutter & Buck, Inc.                                                  289,237          2,996,495
 * Cybersource Corp.                                                    158,500          1,339,325
 * Cybex International, Inc.                                            114,200            427,108
*# CycleLogic, Inc.                                                           6                  1
*# Cytrx Corp.                                                            2,800              3,416
   D & K Healthcare Resources, Inc.                                     405,661          4,855,762
 * D A Consulting Group, Inc.                                           118,400                651
   D&E Communications, Inc.                                              78,400          1,016,064
*# Daisytek International Corp.                                          44,337                310
*# Dan River, Inc. Class A                                              430,700             46,300
 * Danielson Holding Corp.                                               73,400            700,236
 * Data I/O Corp.                                                        86,400            247,104
 * Data Systems & Software, Inc.                                         91,400            152,638
 * Datakey, Inc.                                                          6,700              5,025
 * Datalink Corp.                                                       184,900            674,885
 * Dataram Corp.                                                         32,910            264,925
 * DataTRAK International, Inc.                                          35,900            396,695
 * Dave and Busters, Inc.                                               182,140          3,406,018
 * Dawson Geophysical Co.                                                72,400          1,075,140
   Deb Shops, Inc.                                                       63,849          1,531,738
 * Decora Industries, Inc.                                                4,200                 24
   Decorator Industries, Inc.                                            22,132            177,056
 * Del Global Technologies Corp.                                         70,017            159,289
 * Delphax Technologies, Inc.                                            70,700            452,480
   Delphi Financial Group, Inc. Class A                                 601,363         24,222,902
   Delta Apparel, Inc.                                                  104,000          2,348,320
*# Delta Financial Corp.                                                138,300            842,247
   Delta Natural Gas Co., Inc.                                           27,300            633,906
 * Delta Woodside Industries, Inc.                                      130,000            175,500
 * Denali, Inc.                                                          69,500              6,950
 * Denbury Resources, Inc.                                               25,800            474,720
 * Dendreon Corp.                                                           585              6,406
 * Detrex Corp.                                                          12,800             20,160
 * Devcon International Corp.                                            52,400    $       602,600
 * DiamondCluster International, Inc.                                   271,100          2,626,959
 * Diedrich Coffee, Inc.                                                     13                 51
 * Digi International, Inc.                                             431,482          4,483,098
 * Digimarc Corp.                                                        50,100            566,130
*# Digital Angel Corp.                                                  323,200          1,040,704
   Dimon, Inc.                                                        1,232,467          7,579,672
 * Discovery Partners International                                     352,880          1,831,447
   Distributed Energy Systems Corp.                                     774,783          2,479,306
 * Diversified Corporate Resources, Inc.                                  1,600              2,240
 * Dixie Group, Inc.                                                    284,791          3,363,382
 * Dixon Ticonderoga Co.                                                 30,150            113,062
 * Dollar Thrifty Automotive Group, Inc.                                729,200         19,119,624
 * Dominion Homes, Inc.                                                  72,100          2,199,771
   Donegal Group, Inc. Class A                                           62,496          1,311,166
   Donegal Group, Inc. Class B                                           35,448            727,393
 * DoubleClick, Inc.                                                     40,100            340,048
   Dover Motorsports, Inc.                                              308,000          1,413,720
   Downey Financial Corp.                                                   100              5,290
 * Drugstore.com, Inc.                                                  211,400            980,896
 * DT Industries, Inc.                                                  214,200              6,961
 * Duane Reade, Inc.                                                    620,376         10,236,204
 * Duckwall-ALCO Stores, Inc.                                           103,200          1,779,168
 * Ducommun, Inc.                                                        88,879          1,675,369
 * DuPont Photomasks, Inc.                                              527,708         11,651,793
 * Dura Automotive Systems, Inc.                                        452,402          4,279,723
*# DVI, Inc.                                                            241,100              3,978
 * Dyax Corp.                                                           252,900          2,491,065
*# Dynegy, Inc.                                                         154,500            678,255
 * E Com Ventures, Inc.                                                   6,250             57,812
   E-Z-EM, Inc.                                                          23,943            447,734
 * E.piphany, Inc.                                                    1,011,562          4,754,341
   Eagle Materials, Inc.                                                 12,700            847,090
 * EarthLink, Inc.                                                      218,950          2,198,258
   Eastern Co.                                                           29,400            462,756
 * EasyLink Services Corp.                                                  640                819
   Ecology & Environment, Inc. Class A                                   28,100            281,000
   Edelbrock Corp.                                                       93,940          1,413,797
 * Eden Bioscience Corp.                                                 83,100             91,410
 * Edgewater Technology, Inc.                                           248,188          1,536,284
   EFC Bancorp, Inc.                                                      5,300            125,875
 * eFunds Corp.                                                          62,319            997,727
 * Elcom International, Inc.                                                500                 80
   Electro Rent Corp.                                                   353,315          3,865,266
 * Electroglas, Inc.                                                    448,888          2,356,662
 * eLoyalty Corp.                                                        51,900            328,527
 * ELXSI Corp.                                                           27,900            101,835
   EMC Insurance Group, Inc.                                            150,700          3,056,196
 * EMCORE Corp.                                                          30,700             90,872
 * Emisphere Technologies, Inc.                                         152,327            773,821
 * Emmis Communications Corp.
     Class A                                                              8,100            176,580
 # Empire District Electric Co.                                          12,400            248,248
 * EMS Technologies, Inc.                                               256,470          5,580,787
 * En Pointe Technologies, Inc.                                          39,500             74,655
 * Encore Medical Corp.                                                  95,100            663,798
 * Endologix, Inc.                                                      110,800            547,352
 * Enesco Group, Inc.                                                   404,700          3,897,261
 * Entravision Communications Corp.                                   1,658,500         13,433,850
 * Entrust, Inc.                                                        110,200            506,920

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Environmental Elements Corp.                                          10,300    $         1,596
 * Environmental Technologies Corp.                                      35,800                251
 * ePlus, Inc.                                                          122,300          1,440,694
 * ePresence, Inc.                                                      312,600          1,262,904
 * Equity Marketing, Inc.                                                 1,100             14,124
 * Equity Oil Co.                                                       205,350            872,737
   Espey Manufacturing & Electronics
     Corp.                                                                3,800             85,918
 * Esterline Technologies Corp.                                         611,893         15,407,466
 * Ethyl Corp.                                                          287,420          5,768,519
 * Evans & Sutherland Computer Corp.                                    184,000            917,240
*# Evergreen Solar, Inc.                                                134,700            408,141
*# Exabyte Corp.                                                         17,200             14,276
 * Exar Corp.                                                           874,400         13,929,192
 * Exelixis, Inc.                                                       128,283          1,182,769
 * Exponent, Inc.                                                        41,600          1,037,088
 * Extended Systems, Inc.                                                20,900            103,873
 * Ezcorp, Inc. Class A Non-Voting                                      237,900          1,934,127
 * Fab Industries, Inc.                                                  82,381            288,333
*# Factory 2-U Stores, Inc.                                             145,779            137,032
 * Fairchild Corp. Class A                                              640,629          2,882,830
 * Falcon Products, Inc.                                                162,900            610,875
*# FalconStor Software, Inc.                                             47,700            330,084
 * Famous Dave's of America, Inc.                                       136,684          1,075,976
   FBL Financial Group, Inc. Class A                                    567,800         16,108,486
 * Featherlite, Inc.                                                     27,900            125,271
   Fedders Corp.                                                         50,600            224,664
   Federal Screw Works                                                    3,125            116,562
*# Federal-Mogul Corp.                                                  823,500            218,227
   FFLC Bancorp                                                           5,598            142,357
 * Fibermark, Inc.                                                       50,150              5,015
*# Fiberstars, Inc.                                                      17,100            145,846
 * Fidelity Federal Bancorp                                              20,000             33,600
   Fidelity Southern Corp.                                               91,000          1,228,500
 * Finishmaster, Inc.                                                   120,000          1,221,000
 * Finlay Enterprises, Inc.                                             220,200          4,311,516
 * Firebrand Financial Group, Inc.                                       86,400              3,110
 * First Aviation Services, Inc.                                          9,000             43,740
   First Citizens Bancshares, Inc.                                       10,300          1,194,800
   First Defiance Financial Corp.                                       128,500          3,215,070
   First Federal Bancshares of Arkansas,
     Inc.                                                               112,100          2,264,420
 * First Horizon Pharmaceutical Corp.                                   570,031         10,103,799
   First Indiana Corp.                                                  223,925          4,418,040
 * First Investors Financial Services
     Group, Inc.                                                        120,900            661,323
   First Keystone Financial, Inc.                                        37,300          1,007,100
   First Midwest Financial, Inc.                                         32,400            725,760
   First Place Financial Corp.                                          279,963          4,602,592
   First Republic Bank                                                  224,778          9,161,951
 * Fischer Imaging Corp.                                                 39,500            116,525
 * Flanders Corp.                                                       585,000          4,182,750
 * Fleetwood Enterprises, Inc.                                           39,400            527,960
*# Fleming Companies, Inc.                                              119,852                569
   Flexsteel Industries, Inc.                                            90,400          1,954,448
   Florida Public Utilities Co.                                           1,800             34,200
 * Flow International Corp.                                              34,100             95,480
   Flowers Foods, Inc.                                                  112,650          2,632,630
 * Flowserve Corp.                                                    1,464,040         30,671,638
   FNB Financial Services Corp.                                          17,375            321,437
 * Foodarama Supermarkets, Inc.                                          12,900    $       519,225
*# Footstar, Inc.                                                       509,400          2,215,890
 * Forest Oil Corp.                                                     429,725         10,700,152
 * Forgent Networks, Inc.                                               368,700            471,936
 * Foster (L.B.) Co. Class A                                            162,400          1,266,720
*# Foster Wheeler, Ltd.                                                 927,100          1,093,978
*# FPIC Insurance Group, Inc.                                           273,064          7,372,728
   Frankfort First Bancorp, Inc.                                         24,650            526,524
 # Franklin Bancorp, Inc.                                                49,283            980,732
 * Franklin Covey Co.                                                   341,800            837,410
 * Franklin Electronic Publishers, Inc.                                 112,300            480,644
   Frequency Electronics, Inc.                                           97,600          1,370,304
   Fresh Brands, Inc.                                                     2,900             23,957
 * Fresh Choice, Inc.                                                    65,100            108,066
 * Friede Goldman Halter, Inc.                                            8,516                 13
   Friedman Industries, Inc.                                            108,395            422,741
   Friedmans, Inc. Class A                                              592,200          1,871,352
 * Frontier Airlines, Inc.                                              206,310          1,918,683
 * Frozen Food Express Industries, Inc.                                 387,622          2,655,211
   FSF Financial Corp.                                                   16,100            557,060
 * FSI International, Inc.                                              519,718          3,580,857
*# FuelCell Energy, Inc.                                                276,171          4,382,834
 * G-III Apparel Group, Ltd.                                             98,600            888,879
   GA Financial, Inc.                                                    50,500          1,768,510
*# Gadzooks, Inc.                                                       238,170            422,752
 * Gaiam, Inc.                                                           19,084            116,031
*# Galey & Lord, Inc.                                                   124,100                621
*# Galyan's Trading Co.                                                 473,032          4,753,972
   GameTech International, Inc.                                          79,900            360,349
 * Gateway, Inc.                                                      1,166,900          4,725,945
 # GATX Corp.                                                         1,378,900         33,245,279
 * Gaylord Entertainment Co.                                          1,066,685         30,667,194
 * GC Companies, Inc.                                                     4,300              2,688
 * Gehl Co.                                                             134,167          2,279,497
 * Genaissance Pharmaceuticals, Inc.                                    109,600            477,746
 # Gencorp, Inc.                                                      1,290,940         14,665,078
 * Gene Logic, Inc.                                                     911,989          3,593,237
 * General Cable Corp.                                                  135,500          1,085,355
 * General Communications, Inc.
     Class A                                                            552,600          4,382,118
 * General DataComm Industries, Inc.                                        690                242
 * Genesee & Wyoming, Inc.                                              344,530          7,875,956
 * Genesis Microchip, Inc.                                              228,756          3,694,409
 * Genlyte Group, Inc.                                                   19,300          1,134,261
 * Gerber Scientific, Inc.                                              511,900          3,194,256
 * Giant Group, Ltd.                                                     50,600            120,175
 * Giant Industries, Inc.                                               299,400          5,604,768
   Gibraltar Steel Corp.                                                198,800          5,755,260
 * Giga-Tronics, Inc.                                                    28,800             45,792
   Glatfelter (P.H.) Co.                                              1,244,900         15,237,576
 * Glenayre Technologies, Inc.                                          996,900          2,522,157
 * Globecomm Systems, Inc.                                              162,800            954,008
*# Glowpoint, Inc.                                                      160,300            347,851
*# GoAmerica, Inc.                                                       41,590             37,389
   Golden Enterprises, Inc.                                              17,200             50,052
 * Golden State Vintners, Inc.                                           82,600            674,842
*# Goodyear Tire & Rubber Co.                                           849,000          7,386,300
   Goody's Family Clothing, Inc.                                        567,900          6,780,726
   Gorman-Rupp Co.                                                       40,500          1,073,250
 * Gottschalks, Inc.                                                    223,900          1,159,802

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# GP Strategies Corp.                                                  235,265    $     1,764,488
 * Gradco Systems, Inc.                                                   2,201             21,570
   Graham Corp.                                                          25,950            285,450
 * Graphic Packaging Corp.                                              561,400          3,626,644
   Gray Television, Inc.                                                904,550         12,745,110
   Gray Television, Inc. Class A                                         40,650            520,320
   Great American Financial Resources,
     Inc.                                                               221,500          3,377,875
 * Great Atlantic & Pacific Tea Co., Inc.                             1,117,000          7,740,810
 * Greenbriar Corp.                                                       1,070              3,076
 * Greenbrier Companies, Inc.                                           196,900          3,392,587
 * Griffin Land & Nurseries, Inc. Class A                                25,000            632,375
 * Group 1 Automotive, Inc.                                             244,100          7,835,610
 * GTC Biotherapeutics, Inc.                                            379,069            621,673
 * GTSI Corp.                                                           222,215          2,648,803
   Guaranty Federal Bancshares, Inc.                                     15,300            301,410
*# Guilford Pharmaceuticals, Inc.                                       338,313          2,097,541
 * Gulfmark Offshore, Inc.                                              291,803          3,924,750
 * Ha-Lo Industries, Inc.                                               223,600                313
   Haggar Corp.                                                         102,925          2,074,968
 * Hain Celestial Group, Inc.                                           221,775          3,925,418
 * Halifax Corp.                                                         24,000            108,000
 * Hall Kinion Associates, Inc.                                         208,832            864,564
 * Hampshire Group, Ltd.                                                 19,100            553,518
   Handleman Co.                                                        362,576          8,121,702
 * Hanger Orthopedic Group, Inc.                                        405,900          6,697,350
*# Hanover Compressor Co.                                             2,308,915         24,174,340
   Hardinge, Inc.                                                       148,600          1,768,340
   Harleysville Group, Inc.                                             736,468         13,911,881
 * Harolds Stores, Inc.                                                   2,000              5,040
 * Hartmarx Corp.                                                       696,000          4,196,880
 * Hastings Entertainment, Inc.                                         174,000          1,353,546
 * Hastings Manufacturing Co.                                             1,700              4,378
   Haverty Furniture Co., Inc.                                          188,300          3,304,665
*# Hawaiian Holdings, Inc.                                              498,455          2,417,507
 * Hawk Corp.                                                           184,600            964,535
 * Hector Communications Corp.                                           10,600            212,000
 * HEI, Inc.                                                              1,400              3,570
   Heico Corp.                                                          255,600          3,759,876
   Heico Corp. Class A                                                   23,951            283,101
   Helmerich & Payne, Inc.                                               95,800          2,390,210
 * Herley Industries, Inc.                                                    0                 10
 * Hexcel Corp.                                                         599,250          5,093,625
   HF Financial Corp.                                                    54,615            809,940
   HMN Financial, Inc.                                                   74,300          1,867,159
 * HMS Holdings Corp.                                                   345,607          1,866,278
 * Hoenig Group Escrow Shares                                           104,700             24,081
 * Holiday RV Superstores, Inc.                                           6,880                 34
   Holly Corp.                                                          215,100          7,474,725
*# Hollywood Media Corp.                                                283,500            924,210
 * Home Products International, Inc.                                    125,550            161,960
 * HomeStore, Inc.                                                       49,000            204,330
   Horace Mann Educators Corp.                                          621,245         10,517,678
   Horizon Financial Corp.                                              105,320          1,939,994
 * Horizon Health Corp.                                                 109,600          2,520,800
 * Horizon Offshore, Inc.                                               717,378            875,201
 * Houston Exploration Co.                                              689,842         32,601,933
 * Hub Group, Inc. Class A                                              109,800          3,592,656
   Hudson River Bancorp, Inc.                                             7,354            128,180
*# Hudson Technologies, Inc.                                             54,900             59,292
 * Huffy Corp.                                                          378,995    $       439,634
   Hughes Supply, Inc.                                                  606,158         32,732,532
 * Human Genome Sciences, Inc.                                            7,083             76,992
 * Hurco Companies, Inc.                                                 92,200          1,243,778
 * Huttig Building Products, Inc.                                        65,600            541,200
 * Hycor Biomedical, Inc.                                                56,900            298,725
 * Hypercom Corp.                                                     1,409,300          9,470,496
 * I-many, Inc.                                                         399,600            499,500
 * Ico, Inc.                                                            264,300            562,959
 * Identix, Inc.                                                        161,554          1,171,267
 * IDT Corp.                                                            617,922         10,869,248
 * IDT Corp. Class B                                                    118,400          2,131,200
 * iGate Capital Corp.                                                  555,429          2,477,213
   IHOP Corp.                                                            10,300            370,800
   Ikon Office Solutions, Inc.                                        1,582,500         17,439,150
 * Illumina, Inc.                                                       307,500          1,949,550
 * Image Entertainment, Inc.                                             29,400            101,430
 # IMC Global, Inc.                                                     302,483          3,765,913
 * IMCO Recycling, Inc.                                                 444,900          5,605,740
 * ImmunoGen, Inc.                                                      312,746          2,505,095
 * Impco Technologies, Inc.                                             227,000          1,300,710
 * Imperial Sugar Co.                                                    98,576          1,164,183
*# Imperial Sugar Company                                               282,800                  0
 * Impreso, Inc.                                                          6,500             15,470
 * Incyte Genomics, Inc.                                                843,721          6,049,480
   Independence Holding Co.                                              57,860          1,900,701
 * Industrial Distribution Group, Inc.                                  231,800          1,680,550
 * INEI Corp.                                                            31,200             43,680
*# Infocrossing, Inc.                                                    23,000            303,600
 * InFocus Corp.                                                      1,067,825          8,606,670
 * Infonet Services Corp.                                               135,200            232,544
 * Information Holdings, Inc.                                            43,974          1,174,985
 * Inforte Corp.                                                        193,268          2,091,160
 * InfoSpace, Inc.                                                      149,656          5,474,416
   Ingles Market, Inc. Class A                                          296,439          3,142,253
 * Innotrac Corp.                                                       165,400          1,529,950
 * Innovative Clinical Solutions, Ltd.                                    8,426                 51
 * Innovex, Inc.                                                        110,135            593,628
 * Input/Output, Inc.                                                   711,900          4,912,110
 * Insight Communications Co., Inc.                                   1,017,187          9,724,308
 * Insight Enterprises, Inc.                                            371,446          6,819,749
 * Insmed, Inc.                                                          38,125             87,649
 * Instinet Group, Inc.                                                 455,900          3,004,381
 * Insurance Auto Auctions, Inc.                                        320,900          5,249,924
 * InsWeb Corp.                                                          23,166            110,039
 * IntegraMed America, Inc.                                              56,400            410,592
 * Integrated Electrical Services, Inc.                               1,037,900          9,341,100
 * Integrated Information Systems, Inc.                                   7,220                903
 * Integrated Telecom Express, Inc.                                       3,300                  0
 * Integrity Media, Inc.                                                 23,100            146,916
 * Intelligent Systems Corp.                                             52,375             96,894
 * Intelligroup, Inc.                                                    70,900            279,346
 * InterCept Group, Inc.                                                587,853          8,753,131
 * Interface, Inc. Class A                                            1,183,327          8,283,289
 * Interland, Inc.                                                      322,598            938,760
   Intermet Corp.                                                       698,792          2,872,035
   International Aluminum Corp.                                          55,800          1,653,354
 * International Shipholding Corp.                                       80,650          1,145,633
*# Internet Commerce Corp.                                               50,000             69,500
   Interpool, Inc.                                                      591,600          9,983,250

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Interstate Hotels & Resorts, Inc.                                     18,140    $        97,049
 * Intest Corp.                                                           8,500             48,875
*# Intrusion, Inc.                                                       23,600             46,704
 * Intuitive Surgical, Inc.                                               7,148            118,228
   Investors Title Co.                                                   18,200            503,321
   Iomega Corp.                                                       1,285,900          6,223,756
 * Ionics, Inc.                                                         597,800         15,100,428
*# IPIX Corp.                                                             7,500             62,925
 * Iridex Corp.                                                          89,000            618,550
   Isco, Inc.                                                            40,900            651,496
 * ITLA Capital Corp.                                                   147,000          5,894,700
 * ITXC Corp.                                                           524,620          1,238,103
 * iVillage, Inc.                                                           100                689
 * IXYS Corp.                                                            97,419            910,868
 * J Net Enterprises, Inc.                                              108,700            163,050
 * J. Alexander's Corp.                                                 107,200            766,480
 * Jaclyn, Inc.                                                          26,900            136,652
 * Jaco Electronics, Inc.                                               105,869            527,333
 * Jacuzzi Brands, Inc.                                               1,103,700          9,425,598
 * Jakks Pacific, Inc.                                                  734,423         13,058,041
 * JDA Software Group, Inc.                                             397,165          5,024,137
 * Jo-Ann Stores, Inc.                                                   59,400          1,700,622
 * Johnson Outdoors, Inc.                                               121,800          2,322,726
 * JPS Industries, Inc.                                                  43,200            107,179
 * K-Tron International, Inc.                                             6,300            134,442
 * K2, Inc.                                                             927,710         13,655,891
 * Kadant, Inc.                                                         381,860          7,725,028
 * Kaiser Aluminum Corp.                                                231,265              8,094
   Kaman Corp. Class A                                                  662,618          7,805,640
*# Kansas City Southern Industries, Inc.                              1,816,400         23,613,200
 * Katy Industries, Inc.                                                133,000            778,050
 * KBK Capital Corp.                                                     12,075             13,584
 * Keane, Inc.                                                          209,000          2,999,150
 * Keith Companies, Inc.                                                 34,290            480,746
   Kellwood Co.                                                         307,417         12,511,872
   Kelly Services, Inc.                                                  50,986          1,414,352
 * Kemet Corp.                                                        2,033,984         24,712,906
 * Kendle International, Inc.                                           350,238          2,626,785
 * Kennedy-Wilson, Inc.                                                  43,900            298,520
   Kewaunee Scientific Corp.                                             31,100            334,792
 * Key Technology, Inc.                                                  26,200            343,220
 * Key Tronic Corp.                                                     151,900            543,802
 * Keynote Systems, Inc.                                                288,000          3,758,400
 * Keystone Consolidated Industries,Inc.                                 18,342              2,476
 * Kforce, Inc.                                                         501,878          4,597,202
   Kimball International, Inc. Class B                                  560,207          7,753,265
 * Kindred Healthcare, Inc.                                           1,047,674         26,024,222
 * Kirby Corp.                                                            1,200             42,480
*# Kit Manufacturing Co.                                                  1,400                 14
   Knape & Vogt Manufacturing Co.                                        37,434            487,391
 * Knight Trading Group, Inc.                                           453,829          5,200,880
 * Koala Corp.                                                           44,700             17,433
 # Labranche & Co., Inc.                                              1,296,340         11,615,206
 * LaCrosse Footwear, Inc.                                               29,400            231,084
   Ladish Co., Inc.                                                     299,510          2,605,737
 * Lakes Entertainment, Inc.                                            232,850          2,878,026
 * Lamson & Sessions Co.                                                247,700          1,870,135
 * Lancer Corp.                                                         108,400            693,760
   Landamerica Financial Group, Inc.                                    540,112         21,545,068
   Landry's Restaurants, Inc.                                           806,335         24,190,050
 * Lantronix, Inc.                                                      139,900    $       174,875
 * Larscom, Inc.                                                          8,457             42,285
 * Lattice Semiconductor Corp.                                          596,414          4,657,993
   Lawson Products, Inc.                                                194,268          6,828,520
 * Layne Christensen Co.                                                182,500          3,076,950
 * Lazare Kaplan International, Inc.                                    126,800          1,115,840
 * LCC International, Inc. Class A                                      140,400            581,256
 * Lesco, Inc.                                                          217,900          2,817,447
 * Level 8 Systems, Inc.                                                  5,966              1,611
 * Lexicon Genetics, Inc.                                                 1,400              9,814
 * Liberate Technologies, Inc.                                          662,100          1,738,013
   Liberty Corp.                                                        290,950         13,543,723
 * Lightbridge, Inc.                                                    237,344          1,250,803
*# LightPath Technologies, Inc.                                          31,300            133,025
*# Lipid Sciences, Inc.                                                  87,400            371,450
   Lithia Motors, Inc. Class A                                          366,875          8,775,650
 * LMI Aerospace, Inc.                                                   29,100             36,375
 # LNR Property Corp.                                                   578,593         29,074,298
 * Lodgenet Entertainment Corp.                                          26,000            514,020
 * Lodgian, Inc.                                                            944             13,971
 * Logic Devices, Inc.                                                   92,700            148,320
 * LogicVision, Inc.                                                    157,400            470,469
   Lone Star Steakhouse & Saloon, Inc.                                  617,316         15,679,826
   Longs Drug Stores Corp.                                            1,086,800         23,279,256
   Longview Fibre Co.                                                 1,451,440         18,520,374
 * LOUD Technologies, Inc.                                                1,000              2,480
 # Louisiana-Pacific Corp.                                            1,058,600         24,453,660
   LSB Corp.                                                              3,500             54,250
   LSI Industries, Inc.                                                  62,875            723,063
 * Luby's, Inc.                                                         627,200          3,462,144
   Lufkin Industries, Inc.                                              104,600          3,164,150
 * Lydall, Inc.                                                         445,700          3,935,531
 * Lynch Corp.                                                            6,200             86,800
 * M & F Worldwide Corp.                                                348,800          4,534,400
 * Mac-Gray Corp.                                                       287,700          1,844,157
   MAF Bancorp, Inc.                                                     58,080          2,558,424
*# Magic Lantern Group, Inc.                                             28,600             25,883
*# Magna Entertainment Corp.                                            158,300            826,326
 * Magnetek, Inc.                                                       681,300          5,320,953
 * Magnum Hunter Resources, Inc.                                      1,941,528         19,551,187
 * MAII Holdings, Inc.                                                   62,700                627
 * Main Street & Main, Inc.                                             258,064            529,031
   Maine & Maritimes Corp.                                                  400             12,220
 * MAIR Holdings, Inc.                                                  476,969          3,815,752
 * Management Network Group, Inc.                                       163,087            383,254
 * Manchester Technologies, Inc.                                        178,300            673,796
 * Manugistic Group, Inc.                                               469,261          2,088,211
 * Mapinfo Corp.                                                        110,735          1,107,350
 * Marimba, Inc.                                                         60,600            495,708
 * Marisa Christina, Inc.                                                94,000            122,200
   Maritrans, Inc.                                                      108,500          1,589,525
 * MarketWatch.com, Inc.                                                 95,000          1,081,100
   MarkWest Hydrocarbon, Inc.                                           171,050          1,830,235
 * Marlton Technologies, Inc.                                            96,500             56,935
   Marsh Supermarkets, Inc. Class A                                      36,900            503,501
   Marsh Supermarkets, Inc. Class B                                      59,400            820,908
 * Marten Transport, Ltd.                                                   200              3,472
   MASSBANK Corp.                                                        63,149          2,101,599
   Massey Energy Co.                                                  1,766,200         43,483,844
 * Mastec, Inc.                                                         655,000          2,796,850

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Material Sciences Corp.                                              413,667    $     4,281,453
 * Matria Healthcare, Inc.                                              174,470          3,812,170
 * Matrix Bancorp, Inc.                                                   5,000             59,500
 * Mattson Technology, Inc.                                              37,641            401,253
 * Maxco, Inc.                                                           38,500            127,050
   Maxcor Financial Group, Inc.                                          59,500            664,615
 * Maxicare Health Plans, Inc.                                           12,200              1,464
*# Maxim Pharmaceuticals, Inc.                                          270,710          2,412,026
 * Maxwell Shoe Company, Inc.                                            61,350          1,369,946
 * Maxxam, Inc.                                                         105,500          2,663,875
 * Maxygen, Inc.                                                        136,619          1,371,655
 * Mayor's Jewelers, Inc.                                               293,900            170,462
   McRae Industries, Inc. Class A                                        32,700            325,365
*# MCSI, Inc.                                                            27,200                276
 * Meade Instruments Corp.                                              453,359          1,450,749
 * Meadow Valley Corp.                                                   44,064             95,839
 * Meadowbrook Insurance Group, Inc.                                    360,400          1,827,228
*# Medarex, Inc.                                                        235,344          1,969,829
 * MedCath Corp.                                                        169,601          3,425,940
 * Media 100, Inc.                                                        4,700                106
   Media General, Inc. Class A                                           45,600          3,138,192
*# Medialink Worldwide, Inc.                                             63,000            226,800
 * Medical Resources, Inc.                                                1,619                  0
 * Medicore, Inc.                                                        58,600            191,622
 * Medquist, Inc.                                                       471,073          5,808,330
 * Mens Warehouse, Inc.                                                 308,300          8,043,547
   Merchants Group, Inc.                                                 23,900            621,400
 * Mercury Air Group, Inc.                                               39,650            237,900
 * Meridian Resource Corp.                                               73,600            543,168
 * Merisel, Inc.                                                          3,600             16,920
 * Merrimac Industries, Inc.                                             35,170            325,323
   Mesa Labs, Inc.                                                       17,700            175,584
 * Mestek, Inc.                                                          13,500            212,760
 * Meta Group, Inc.                                                      10,600             48,760
 * MetaSolv, Inc.                                                       595,737          1,679,978
 * Metris Companies, Inc.                                             1,679,600         12,680,980
*# Metro One Telecommunications, Inc.                                   461,619            770,904
 * Metromedia International Group, Inc.                                  82,700             28,945
   MFB Corp.                                                             17,700            608,615
 * MFRI, Inc.                                                            59,900            178,802
   MGP Ingredients, Inc.                                                105,900          3,775,335
 * Michael Anthony Jewelers, Inc.                                        93,900            133,808
 * Micro Component Technology, Inc.                                      20,800             28,496
 * Micro Linear Corp.                                                   189,700          1,143,891
 * MicroFinancial, Inc.                                                 125,000            362,500
 * Microtek Medical Holdings, Inc.                                      597,600          2,695,774
 * Microtune, Inc.                                                      164,400            562,248
   Midland Co.                                                           49,800          1,300,776
*# Midway Games, Inc.                                                   237,100          2,570,164
*# Midwest Express Holdings, Inc.                                       456,802          1,804,368
*# Mikohn Gaming Corp.                                                  167,400            821,934
 * Milacron, Inc.                                                       791,300          3,545,024
 * Miller Industries, Inc.                                              130,390          1,187,853
 * Millerbuilding Systems Escrow Shares                                  46,200             13,860
 * Miltope Group, Inc. Contigent Value
     Right                                                               53,600                  0
   Minerals Technologies, Inc.                                           97,100          5,583,250
   Minuteman International, Inc.                                          9,000            117,000
 * MIPS Technologies, Inc.                                              412,800          2,864,832
 * Misonix, Inc.                                                        119,390          1,005,264
 * Mission Resources Corp.                                              524,200    $     2,820,196
 * Mitcham Industries, Inc.                                             143,200            601,440
 * MKS Instruments, Inc.                                                 55,869          1,305,100
 * Mobile Mini, Inc.                                                    416,221          8,873,832
 * Modem Media, Inc.                                                     11,900             66,759
   Modine Manufacturing Co.                                             264,013          7,959,992
 * Mod-Pac Corp.                                                          9,843             82,780
 * Mod-Pac Corp. Class B                                                  3,878             32,614
 * Modtech Holdings, Inc.                                               356,893          2,498,251
 * Moldflow Corp.                                                        43,600            486,576
 * Mondavi (Robert) Corp. Class A                                       277,541          9,663,978
*# Mony Group, Inc.                                                      34,200          1,068,408
 * Moore Handley, Inc.                                                    2,000              3,950
 * Motor Car Parts & Accessories, Inc.                                   71,200            605,200
   Movado Group, Inc.                                                   247,350          7,593,645
 * MPS Group, Inc.                                                    3,031,500         33,589,020
 * MRV Communications, Inc.                                             713,600          1,898,176
 * MSC Software Corp.                                                   882,739          7,891,687
*# MTI Technology Corp.                                                     300                888
 * MTM Technologies, Inc.                                                 6,200             10,354
   Mueller (Paul) Co.                                                     2,300             73,002
   Mueller Industries, Inc.                                             737,888         24,128,938
   Myers Industries, Inc.                                               220,994          2,985,629
   Nacco Industries, Inc. Class A                                       116,800         10,364,832
*# Nanogen, Inc.                                                        180,200          1,227,162
 * Nanometrics, Inc.                                                    289,620          3,704,240
*# Napco Security Systems, Inc.                                          99,600            876,480
   Nash-Finch Co.                                                       349,771          6,575,695
 * Nashua Corp.                                                         116,000          1,070,680
 * NATCO Group, Inc. Class A                                             30,800            235,312
 * Nathans Famous, Inc.                                                 107,000            651,523
 * National Home Health Care Corp.                                       53,533            540,683
   National Presto Industries, Inc.                                     135,950          5,356,430
 * National Research Corp.                                               75,400          1,266,720
 * National RV Holdings, Inc.                                           193,050          2,297,295
 * National Steel Corp. Class B                                           5,015                 35
 * National Technical Systems, Inc.                                     128,684            639,431
 * National Western Life Insurance Co.
     Class A                                                             24,300          3,551,445
 * Natrol, Inc.                                                         122,500            336,875
 * Natural Alternatives International, Inc.                              81,900            898,443
 * Natus Medical, Inc.                                                  159,600            818,748
 * Navidec, Inc.                                                          5,188              9,001
*# Navigant International, Inc.                                         439,398          7,636,737
 * Navigators Group, Inc.                                                16,133            466,244
 * NCI Building Systems, Inc.                                           553,698         16,096,001
 * NCO Group, Inc.                                                      743,550         18,432,617
 * Neoforma, Inc.                                                       319,706          3,635,057
 * NeoMagic Corp.                                                       364,300          1,493,630
 * NES Rentals Holdings, Inc.                                               448              3,640
 * Net2Phone, Inc.                                                      485,128          2,073,922
   NetBank, Inc.                                                        302,082          3,238,319
 * Netegrity, Inc.                                                       43,350            408,357
 * NetIQ Corp.                                                        1,573,837         20,853,340
 * NetManage, Inc.                                                       83,916            549,650
 * NetRatings, Inc.                                                     778,110         10,885,759
 * Netscout System, Inc.                                                 40,238            277,240
 * Network Equipment Technologies,Inc.                                  256,400          1,887,104
 * Neurogen Corp.                                                        56,090            527,807
 * New Brunswick Scientific Co., Inc.                                   103,193            627,413

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * New Horizons Worldwide, Inc.                                          63,775    $       372,510
 * Newpark Resources, Inc.                                              590,000          3,333,500
 * Newport Corp.                                                        890,104         12,933,211
 * Niagara Corp.                                                        132,200            533,427
   Nitches, Inc.                                                          4,047             26,144
 * NMS Communications Corp.                                             260,300          2,238,580
 * NMT Medical, Inc.                                                    123,900            471,440
 * Nobel Learning Communities, Inc.                                      83,500            549,013
 * Noel Group, Inc.                                                      95,400                286
 # Noland Co.                                                             3,000            128,340
 * Norstan, Inc.                                                        247,900            798,238
 * North America Galvanizing & Coatings,
     Inc.                                                                73,400            146,800
 * North American Scientific, Inc.                                       88,435            791,493
   North Central Bancshares, Inc.                                        39,900          1,509,018
   Northeast Bancorp                                                     21,200            410,538
   Northeast Pennsylvania Financial
     Corp.                                                                3,200             56,080
 * Northland Cranberries, Inc.                                           32,800             21,648
   Northrim BanCorp, Inc.                                                     0                 12
 * Northwest Pipe Co.                                                    91,800          1,349,460
 * Novamed Eyecare, Inc.                                                 44,550            161,717
 * NS Group, Inc.                                                         2,900             38,570
 * Nu Horizons Electronics Corp.                                        457,433          3,718,930
 * Numerex Corp. Class A                                                 77,800            357,880
 * Nuvelo, Inc.                                                          53,209            462,918
   NWH, Inc.                                                             52,900            992,669
 * NYFIX, Inc.                                                          416,763          2,100,486
   Nymagic, Inc.                                                        125,800          3,233,060
 * O.I. Corp.                                                            51,900            436,479
 * Obie Media Corp.                                                      70,500            248,865
 * Ocwen Financial Corp.                                                755,930          9,403,769
 * Odd Job Stores, Inc.                                                 175,300            283,110
 * Offshore Logistics, Inc.                                             655,000         15,045,350
*# Oglebay Norton Co.                                                    55,400              7,756
 # Ohio Art Co.                                                           3,500             32,515
 * Ohio Casualty Corp.                                                1,722,044         32,288,325
 * Oil States International, Inc.                                       623,581          8,854,850
   Oil-Dri Corp. of America                                              47,700            766,539
 * Olympic Steel, Inc.                                                  210,900          2,994,780
 * Omega Protein Corp.                                                  583,800          6,305,040
 * Omnova Solutions, Inc.                                               171,900            887,004
 * Omtool, Ltd.                                                          53,414            560,847
 * On Assignment, Inc.                                                  426,464          2,503,344
 * One Price Clothing Stores, Inc.                                       42,786                856
*# Oneida, Ltd.                                                         181,300            224,812
 * Onyx Acceptance Corp.                                                107,900          1,634,685
 * Opinion Research Corp.                                                89,900            623,906
 * Oplink Communications, Inc.                                          158,500            318,585
 * Opti, Inc.                                                           168,800            261,640
 * Optika, Inc.                                                          72,100            261,723
 * Oregon Steel Mills, Inc.                                             768,361          8,659,428
*# Orthodontic Centers of America, Inc.                               1,165,800          9,967,590
 * Orthologic Corp.                                                     354,200          2,844,226
 * Oscient Pharmaceutical Corp.                                          13,100             61,439
 * OSI Systems, Inc.                                                    218,930          4,888,707
   Outlook Group Corp.                                                   59,300            364,695
   Overseas Shipholding Group, Inc.                                     960,975         36,651,587
 * OYO Geospace Corp.                                                    19,000            332,291
 * Pacific Premier Bancorp, Inc.                                         29,840            343,458
 * Pain Therapeutics, Inc.                                              103,800    $       811,716
*# Palmone Inc.                                                          76,444          1,622,906
 * Par Technology Corp.                                                 150,700          1,567,280
 * Paradyne Networks Corp.                                               11,500             54,395
   Park Electrochemical Corp.                                           224,350          5,599,776
 * Parker Drilling Co.                                                2,494,100          8,006,061
 * Park-Ohio Holdings Corp.                                             188,135          2,276,434
   Parkvale Financial Corp.                                              40,825          1,085,129
 * Parlex Corp.                                                         165,300          1,003,371
 * Parlux Fragrances, Inc.                                              224,000          2,047,360
 * Pathmark Stores, Inc.                                                802,163          5,414,600
 * Patrick Industries, Inc.                                              96,250            991,375
 * Paula Financial, Inc.                                                 90,600            258,210
 * Paul-Son Gaming Corp.                                                 35,400            138,414
 * Paxson Communications Corp.                                          462,700          1,300,187
 * Payless Cashways, Inc.                                                 4,184                  6
 * PC Connection, Inc.                                                  424,359          3,254,834
 * PC-Tel, Inc.                                                         296,000          3,238,240
 * Pediatric Services of America, Inc.                                  152,300          1,888,520
 * Peerless Manufacturing Co.                                            20,100            215,271
 * Peerless Systems Corp.                                               120,900            151,125
 * Pegasus Solutions, Inc.                                              387,366          4,454,709
 * Pemstar, Inc.                                                        663,090          1,743,927
   Penford Corp.                                                         79,800          1,372,560
 * Penn Treaty American Corp.                                           235,200            500,976
   Penn Virginia Corp.                                                   53,900          3,357,970
   Penn-America Group, Inc.                                             247,875          3,271,950
   Pep Boys - Manny, Moe & Jack                                       1,187,900         29,091,671
 * Perceptron, Inc.                                                     243,900          1,634,130
 * Pericom Semiconductor Corp.                                          270,400          2,895,984
 * Perry Ellis International, Inc.                                       49,868          1,195,835
 * Per-Se Technologies, Inc.                                            364,566          4,739,358
 * Petrocorp, Inc. Escrow Shares                                        102,600              6,156
 * Petroleum Development Corp.                                           68,679          1,687,443
 * Pharmacopia Drug Discovery, Inc.                                     153,745          1,070,065
 * Pharmacyclics, Inc.                                                  225,953          2,704,657
 * PharmChem, Inc.                                                       54,000              8,640
   Phillips-Van Heusen Corp.                                            702,700         13,302,111
 * Phoenix Technologies, Ltd.                                           138,322            912,925
 * Photo Control Corp.                                                    4,200             11,550
 * Photronics, Inc.                                                     206,527          3,651,397
 * Piccadilly Cafeterias, Inc.                                          184,200                184
 * Pico Holdings, Inc.                                                  184,820          3,372,965
   Pilgrims Pride Corp. Class B                                         398,400         10,708,992
   Pinnacle Bancshares, Inc.                                             10,400            154,440
 * Pinnacle Entertainment, Inc.                                         401,400          4,575,960
 * Plains Exploration & Production Co.                                  187,435          3,336,343
 * Play By Play Toys and Novelties, Inc.                                 52,900                135
 * Plexus Corp.                                                         191,872          2,818,600
   PMA Capital Corp. Class A                                            418,780          2,918,897
   Pocahontas Bancorp, Inc.                                              69,800          1,191,835
 * Polyone Corp.                                                        473,800          3,264,482
   Pomeroy IT Solutions, Inc.                                           349,333          4,443,516
   Pope & Talbot, Inc.                                                  381,000          6,374,130
   Potlatch Corp.                                                        42,650          1,610,038
   PowerCerv Corp.                                                       20,666             13,020
 * Power-One, Inc.                                                      118,888          1,198,391
*# Powerwave Technologies, Inc.                                         591,140          4,735,031
 * PPT Vision, Inc.                                                      89,000            125,490
 * PRAECIS Pharmaceuticals, Inc.                                        818,413          3,412,782

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Preformed Line Products Co.                                           14,300    $       393,250
 * Premier Financial Bancorp                                              1,100             10,131
   Presidential Life Corp.                                              821,703         13,903,215
*# PRG-Schultz International, Inc.                                      552,580          2,492,136
 * Pricesmart, Inc.                                                      58,559            322,660
 * Prime Hospitality Corp.                                            1,303,752         12,920,182
 * Prime Medical Services, Inc.                                         555,263          3,248,289
 * Primus Knowledge Solutions, Inc.                                     117,500            250,275
 * Printronix, Inc.                                                      90,000          1,305,000
 * Procom Technology, Inc.                                                5,400              6,588
 * Procurenet, Inc.                                                      22,400                 22
   Programmers Paradise, Inc.                                            86,900            642,191
 * Progressive Software Holding, Inc.                                     5,680                  1
 * Protection One, Inc.                                               1,266,600            246,987
   Providence & Worcester Railroad Co.                                   47,100            480,420
   Provident Financial Holdings, Inc.                                    55,200          1,374,480
 * Province Healthcare Co.                                              558,213          8,942,572
 * ProxyMed, Inc.                                                         5,303            100,757
 * PSS World Medical, Inc.                                              817,944          8,220,337
 * PTEK Holdings, Inc.                                                  561,200          5,886,988
   Pulitzer, Inc.                                                        75,000          3,528,750
 * Pure World, Inc.                                                     100,500            192,960
   Pyramid Breweries, Inc.                                              110,100            241,119
 * QEP Co., Inc.                                                         20,600            312,914
   Quaker Fabric Corp.                                                  458,348          3,653,034
 * Quality Dining, Inc.                                                 217,600            489,600
   Quanex Corp.                                                         476,202         21,214,799
 * Quanta Services, Inc.                                              1,827,650          9,686,545
 * Quantum Corp.- DLT                                                   498,800          1,471,460
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                      1,600              8,016
 * Quicklogic Corp.                                                     109,100            327,191
 * Quigley Corp.                                                         14,800            117,497
 * Quovadx, Inc.                                                        501,945            537,081
 * R & B, Inc.                                                          122,500          2,296,875
 * Radiologix, Inc.                                                     170,892            676,732
 * Rag Shops, Inc.                                                       55,755            183,992
 * Railamerica, Inc.                                                    919,965         11,729,554
 * Raytech Corp.                                                         26,800             54,940
 * RCM Technologies, Inc.                                               234,100          1,252,435
 * Reading International, Inc. Class A                                  213,799          1,804,464
 * Reading International, Inc. Class B                                   14,660            120,945
 * RealNetworks, Inc.                                                       300              1,803
*# Redhook Ale Brewery, Inc.                                            126,500            275,770
 * Refac                                                                 11,357             54,911
   Regal-Beloit Corp.                                                   537,583         10,993,572
 * Regent Communications, Inc.                                          914,170          5,393,603
 * Register.Com, Inc.                                                    78,955            412,145
 * Reliability, Inc.                                                    100,400            110,440
   Reliance Steel & Aluminum Co.                                        608,663         22,270,979
*# Relm Wireless Corp.                                                   59,254            142,210
 * Remec, Inc.                                                          664,067          4,349,639
 * RemedyTemp, Inc.                                                       7,500             97,665
 * Rentrak Corp.                                                         35,300            314,170
 * Rent-Way, Inc.                                                       675,100          6,278,430
 * Reptron Electronics, Inc.                                             73,300                  0
*# Reptron Electronics, Inc.                                              2,856             20,849
 * Republic First Bancorp, Inc.                                          66,730            794,087
 * Res-Care, Inc.                                                       528,510          7,330,434
   Resource America, Inc.                                               483,676         10,544,137
 * Restoration Hardware, Inc.                                            84,678    $       568,189
 * Retail Ventures Inc.                                                 811,923          5,870,203
 * Rex Stores Corp.                                                     321,250          3,951,375
 * Rexhall Industries, Inc.                                              38,798             67,509
 * RF Monolithics, Inc.                                                  29,200            279,736
   Riggs National Corp.                                                 833,884         18,212,027
 * Riverside Group, Inc.                                                  3,200                104
 * Riverstone Networks, Inc.                                              9,900              9,851
   Riverview Bancorp, Inc.                                               56,600          1,176,714
 * Riviera Holdings Corp.                                                 5,500             47,795
*# Riviera Tool Co.                                                      16,500             55,110
   RLI Corp.                                                             71,800          2,582,646
 * Roadhouse Grill, Inc.                                                174,800             43,700
   Roanoke Electric Steel Corp.                                         140,900          1,852,835
   Robbins & Myers, Inc.                                                344,900          7,622,290
*# Robotic Vision Systems, Inc.                                          14,000             46,900
 * Rochester Medical Corp.                                               27,100            220,052
   Rock of Ages Co.                                                      87,600            712,188
*# Rockford Corp.                                                       173,400            858,330
   Rock-Tenn Co. Class A                                                960,250         15,431,218
 * Rocky Shoes & Boots, Inc.                                             71,400          1,460,844
 * Rouge Industries, Inc. Class A                                        50,000                425
 * RTI International Metals, Inc.                                       613,650          8,904,062
 * RTW, Inc.                                                             93,850            606,553
 * Rubio's Restaurants, Inc.                                            197,369          1,306,583
   Ruddick Corp.                                                         71,791          1,476,023
 * Rural/Metro Corp.                                                    134,500            168,125
 * Rush Enterprises, Inc. Class A                                       105,400          1,244,774
 * Rush Enterprises, Inc. Class B                                       105,400          1,279,240
   Russell Corp.                                                        858,300         14,058,954
 * Ryan's Family Steak Houses, Inc.                                     351,500          5,915,745
   Ryerson Tull, Inc.                                                   721,439          9,674,497
 * S&K Famous Brands, Inc.                                               78,600          1,338,165
 * Safeguard Scientifics, Inc.                                          825,100          2,104,005
 * SafeNet, Inc.                                                            735             17,126
 * Safety Components International, Inc.                                  1,155             15,448
*# Salton, Inc.                                                         325,300          1,841,198
   Sanders Morris Harris Group, Inc.                                      8,200            110,290
 * Sands Regent Casino Hotel                                             15,492            105,810
 * Sangamo BioSciences, Inc.                                             15,400             96,558
 * Sapient Corp.                                                            500              3,000
 * Satcon Technology Corp.                                              101,000            277,750
   Saucony, Inc. Class A                                                 35,800            730,284
   Saucony, Inc. Class B                                                 48,400            976,712
   Sauer-Danfoss, Inc.                                                   92,400          1,435,896
 * SBS Technologies, Inc.                                               181,174          3,351,719
 * ScanSoft, Inc.                                                        73,525            385,271
 * Scheid Vineyards, Inc.                                                34,100            170,841
 * Schieb (Earl), Inc.                                                   75,600            250,236
 * Schlotzskys, Inc.                                                    164,000            249,116
 * Schuff International, Inc.                                           106,600            249,444
 # Schulman (A.), Inc.                                                  509,536         10,175,434
   Schweitzer-Maudoit International, Inc.                                56,500          1,590,475
 * SCM Microsystems, Inc.                                               312,903          1,993,192
   Scope Industries, Inc.                                                 8,100            567,000
   SCPIE Holdings, Inc.                                                 150,800          1,313,468
 * SCS Transportation, Inc.                                             347,785          7,912,109
   Seaboard Corp.                                                        26,240          9,813,760
 * Seabulk International, Inc.                                          557,000          4,940,590
   Seacoast Financial Services Corp.                                     35,246          1,207,528

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Seacor Smit, Inc.                                                    540,166    $    21,628,247
 * Secom General Corp.                                                   11,500             14,548
 * SED International Holdings, Inc.                                      11,350             17,252
 * SEEC, Inc.                                                            42,400             10,600
 * Segue Software, Inc.                                                  68,200            251,317
 * Selas Corp. of America                                                76,500            229,500
 * Selectica, Inc.                                                      856,052          3,750,364
 # Selective Insurance Group, Inc.                                      802,844         29,006,754
 * Semitool, Inc.                                                       276,235          3,162,891
*# SEMX Corp.                                                            67,400             10,110
 * Seneca Foods Corp. Class B                                            10,500            194,985
 * Sequa Corp. Class A                                                   94,900          4,664,335
 * Sequa Corp. Class B                                                   28,900          1,465,230
 * Sequenom, Inc.                                                       716,719          1,153,918
 * Service Corp. International                                        4,365,800         31,433,760
 * Servotronics, Inc.                                                       400              1,558
*# Shaw Group, Inc.                                                   1,658,898         19,574,996
 * Shiloh Industries, Inc.                                              164,700          1,791,936
 * Shoe Carnival, Inc.                                                  332,900          4,587,362
 * Shoe Pavilion, Inc.                                                    9,500             22,183
 * Sholodge, Inc.                                                        71,600            483,300
 * Shopko Stores, Inc.                                                  847,300         11,557,172
 * Sifco Industries, Inc.                                                74,715            306,332
 * Sight Resource Corp.                                                  75,200              3,384
 * Sigmatron International, Inc.                                         16,800            204,120
*# Silicon Graphics, Inc.                                             1,681,500          3,178,035
   Simmons First National Corp. Class A                                  68,600          1,652,574
 * Sipex Corp.                                                          490,900          3,166,305
 * Sitel Corp.                                                          762,700          2,387,251
 * Six Flags, Inc.                                                    2,475,600         17,329,200
 * Skechers U.S.A., Inc. Class A                                        484,132          5,567,518
   Skyline Corp.                                                        118,700          4,750,374
*# Skyworks Solutions, Inc.                                             815,161          7,287,539
 * SL Industries, Inc.                                                      100              1,080
 * Smart & Final Food, Inc.                                             364,900          5,670,546
 * SmartDisk Corp.                                                       21,800              3,924
 * Smith & Wollensky Restaurant Group,
     Inc.                                                               160,400          1,032,976
   Smith (A.O.) Corp.                                                   412,200         12,139,290
   Smith (A.O.) Corp. Convertible Class A                                70,050          2,062,973
 * Smithway Motor Xpress Corp. Class A                                   73,800            182,286
 * Sola International, Inc.                                             236,900          4,593,491
 * Somera Communications, Inc.                                           93,400            130,760
   Sonic Automotive, Inc.                                               839,093         18,418,091
*# Sonic Foundry, Inc.                                                   22,800             35,796
 * SonicWALL, Inc.                                                    1,048,778          8,348,273
 * Sourcecorp, Inc.                                                     423,815         10,883,569
   South Jersey Industries, Inc.                                        302,991         12,722,592
 * Southern Energy Homes, Inc.                                          180,800            743,992
 * Southwall Technologies, Inc.                                         131,500             59,175
   Southwest Gas Corp.                                                    1,700             38,420
 * Southwestern Energy Co.                                              464,400         11,870,064
*# Spacehab, Inc.                                                       122,200            502,242
   Span-American Medical System, Inc.                                    24,000            282,960
 * SPAR Group, Inc.                                                       6,000              7,980
 * Spartan Stores, Inc.                                                 247,671          1,075,140
 * Sparton Corp.                                                        120,503          1,008,610
 * Spectrum Control, Inc.                                               173,800          1,423,422
 * Spherion Corp.                                                     1,547,289         14,296,950
 * Spiegel, Inc. Class A Non-Voting                                         400                 25
 * Spinnaker Exploration Co.                                            976,066    $    32,532,280
 * Sport Chalet, Inc.                                                    45,900            573,750
 * Sport Supply Group, Inc.                                             105,400            123,845
 * Sport-Haley, Inc.                                                     60,800            324,672
 * Sports Club Co., Inc.                                                116,000            185,600
 * SportsLine.Com, Inc.                                                 227,300            227,300
 * SR Telecom, Inc.                                                      11,987             40,996
 * SRI/Surgical Express, Inc.                                            52,500            362,775
 * Stamps.com, Inc.                                                     373,904          4,939,272
   Standard Commercial Corp.                                            343,680          5,667,283
 * Standard Management Corp.                                            134,600            464,370
   Standard Motor Products, Inc.
     Class A                                                            293,250          4,105,500
   Standard Register Co.                                                380,299          4,635,845
   Star Buffet, Inc.                                                      7,200             46,584
   Starrett (L.S.) Co. Class A                                           64,600          1,016,158
   State Financial Services Corp.
     Class A                                                             67,000          1,904,140
*# Steel Dynamics, Inc.                                                 989,988         25,343,693
   Steel Technologies, Inc.                                             286,394          6,114,512
 * SteelCloud Co.                                                         5,900             14,632
 * Steinway Musical Instruments, Inc.                                   122,500          4,165,000
 * Stellent, Inc.                                                       475,810          3,792,206
   Stepan Co.                                                           129,000          3,128,250
   Stephan Co.                                                           51,500            234,840
   Stewart & Stevenson Services, Inc.                                   821,400         13,922,730
 * Stewart Enterprises, Inc.                                          2,916,817         21,934,464
   Stewart Information Services Corp.                                   484,500         16,545,675
 * Stifel Financial Corp.                                                86,172          2,162,917
 * Stillwater Mining Co.                                              1,300,380         19,700,757
 * Stoneridge, Inc.                                                     572,800          8,970,048
 * StorageNetworks, Inc. Escrow Shares                                  362,800              9,832
   Strategic Distribution, Inc.                                          65,178            846,662
 * Stratos International, Inc.                                          207,023          1,177,961
 * Stratus Properties, Inc.                                              94,450          1,180,625
   Stride Rite Corp.                                                    931,200          9,824,160
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                      241,100                  0
 * Summa Industries, Inc.                                                41,800            399,608
 * SumTotal Systems, Inc.                                                11,597             74,801
 * Sundance Homes, Inc.                                                  40,500                223
 * SunLink Health Systems, Inc.                                          65,400            340,080
*# Sunrise Senior Living, Inc.                                          614,400         22,142,976
   Sunrise Telecom, Inc.                                                  3,200              8,512
 * Suntron Corp.                                                         92,475            714,832
 * Superior Consultant Holdings Corp.                                     3,900             24,336
*# Superior Telecom, Inc.                                               126,600              1,266
   Superior Uniform Group, Inc.                                         136,600          2,253,900
   Supreme Industries, Inc.                                              56,610            382,118
 * Swift Energy Corp.                                                   801,005         16,180,301
   SWS Group, Inc.                                                      267,400          4,310,488
 * Sycamore Networks, Inc.                                            1,218,728          5,374,590
 * Sykes Enterprises, Inc.                                              394,767          2,471,241
 * Sylvan, Inc.                                                          99,900          1,203,795
 * Symmetricom, Inc.                                                    568,141          4,488,314
 * Syms Corp.                                                           343,900          2,799,346
 * Synalloy Corp.                                                        88,350            823,422
   Sypris Solutions, Inc.                                                24,608            467,552
 * Systemax, Inc.                                                       438,200          2,716,840
 * T-3 Energy Services, Inc.                                                880              5,786

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Taitron Components, Inc.                                               6,500    $        16,835
   Tandy Brand Accessories, Inc.                                         63,700            856,128
 * Tarrant Apparel Group                                                287,100            542,619
   Tasty Baking Co.                                                     195,200          1,840,736
   TB Woods Corp.                                                        92,900            710,685
 * TBA Entertainment Corp.                                              132,500             87,450
 * TEAM America, Inc.                                                     2,500                  0
 * TeamStaff, Inc.                                                       86,000            196,080
 * Technical Communications Corp.                                         6,300             26,775
 * Technology Solutions Corp.                                            64,000             69,120
 * TechTeam Global, Inc.                                                240,500          1,847,281
   Tecumseh Products Co. Class A                                        403,282         14,969,828
   Tecumseh Products Co. Class B                                         15,600            592,628
 * Tegal Corp.                                                           66,300            110,058
 * Teletech Holdings, Inc.                                               95,924            721,348
 * Tenneco Automotive, Inc.                                             490,920          6,269,048
 * Terayon Communication Systems,
     Inc.                                                               121,300            333,575
 * Terex Corp.                                                          950,513         28,030,628
 * Terra Industries, Inc.                                             2,100,600          9,725,778
 * Tesoro Petroleum Corp.                                             1,821,900         43,397,658
 # Texas Industries, Inc.                                               613,957         22,624,315
   TF Financial Corp.                                                    36,200          1,076,407
 * The Banc Corp.                                                        80,438            550,196
 * The Dress Barn, Inc.                                                 238,485          4,175,872
 * The Hallwood Group, Inc.                                                 100              4,685
   The Marcus Corp.                                                     558,400          9,046,080
 # The Phoenix Companies, Inc.                                          709,700          8,310,587
 * The Rowe Companies                                                     9,400             42,770
 * Theragenics Corp.                                                    777,300          3,319,071
 * TheStreet.com, Inc.                                                  264,000            992,640
 * Third Wave Technologies                                              166,200            806,070
 # Thomas & Betts Corp.                                                  65,200          1,594,792
*# THQ, Inc.                                                             51,285          1,081,601
 * Three-Five Systems, Inc.                                             617,500          3,309,800
 * TIBCO Software, Inc.                                                   3,000             24,900
*# Tickets.com, Inc.                                                     14,500              6,888
 * TII Network Technologies, Inc.                                        98,200            137,480
   Timberland Bancorp, Inc.                                              56,400          1,252,080
 * Timco Aviation Services, Inc.                                         11,922              4,769
 * Time Warner Telecom, Inc.                                            110,837            472,166
 * Tipperary Corp.                                                      126,900            414,963
   Titan International, Inc.                                            260,900          2,778,585
 * Titan Pharmaceuticals, Inc.                                          264,698            873,503
 * Titanium Metals Corp.                                                 57,930          5,228,183
 * TL Administration Corp.                                                1,700                 51
 * TLC Vision Corp.                                                       4,152             43,139
   Todd Shipyards Corp.                                                  81,650          1,437,040
 * Todhunter International, Inc.                                         73,100          1,023,400
 * Torch Offshore, Inc.                                                 276,800            730,752
*# Tower Automotive, Inc.                                             1,662,950          6,169,545
 # Traffix, Inc.                                                        268,800          1,865,472
 * Trailer Bridge, Inc.                                                 111,200            617,160
 * Trammell Crow Co.                                                    208,400          2,648,764
 * Trans World Entertainment Corp.                                    1,024,728         10,226,785
 * Transcat, Inc.                                                        60,000            189,540
 * Transgenomic, Inc.                                                    41,488             64,306
 * Transkaryotic Therapies, Inc.                                        307,631          4,436,039
   Trans-Lux Corp.                                                        2,746             19,085
 * Transmeta Corp.                                                       59,900            130,582
 * Transmontaigne Oil Co.                                               535,124    $     3,114,422
 * Transport Corp. of America                                            20,000            144,000
 * Transpro, Inc.                                                       191,600          1,135,230
 * Transtechnology Corp.                                                 97,300            671,370
   Tredegar Industries, Inc.                                            799,800         11,557,110
*# Trenwick Group, Ltd.                                                 199,776              1,798
*# Trestle Holdings Inc.                                                  5,240             13,100
 * Triad Guaranty, Inc.                                                  49,659          2,853,406
*# Trico Marine Services, Inc.                                          691,930            159,144
   Trinity Industries, Inc.                                           1,133,800         32,438,018
 * TriPath Imaging, Inc.                                                 34,587            317,509
 * Tripos, Inc.                                                           7,200             40,248
 * Triquint Semiconductor, Inc.                                         635,770          3,547,597
 * Triumph Group                                                        414,317         13,179,424
 * TriZetto Group, Inc.                                                 825,529          5,390,704
 * TRM Corp.                                                             76,916          1,066,825
 * Trover Solutions, Inc.                                               123,200            837,760
 * Trump Hotels & Casino Resorts, Inc.                                  470,500            926,885
 * Tumbleweed Communications Corp.                                       37,100            184,758
 * Turnstone Systems, Inc.                                                  243                 35
 * Tut Systems, Inc.                                                     13,500             41,715
 * Tweeter Home Entertainment Group,
     Inc.                                                               700,609          4,666,056
   Twin Disc, Inc.                                                       37,400            822,800
 * U.S. Concrete, Inc.                                                  436,841          3,049,150
*# U.S. Diagnostic, Inc.                                                 20,800                  2
 * U.S. Xpress Enterprises, Inc. Class A                                163,490          2,117,196
 * UICI                                                               1,339,300         26,625,284
 * Ulticom, Inc.                                                        210,762          1,981,163
   UMB Financial Corp.                                                  468,705         23,833,649
*# Unapix Entertainment, Inc.                                             9,300                 38
 * Unico American Corp.                                                  72,700            428,276
 * Unifi, Inc.                                                        1,432,366          3,337,413
   Unifirst Corp.                                                       240,600          6,255,600
 * Uni-Marts, Inc.                                                      103,200            226,008
   Union Bankshares Corp.                                                 3,460            103,647
 * Uniroyal Technology Corp.                                              3,700                  4
 * United American Healthcare Corp.,                                     17,950             82,067
   United Auto Group, Inc.                                            1,024,300         29,632,999
   United Community Financial Corp.                                     693,870          8,402,766
   United Fire & Casualty Co.                                            44,450          2,460,308
 * United Rentals, Inc.                                               1,155,200         19,753,920
 * United Retail Group, Inc.                                            276,701            760,928
 * United Road Services, Inc.                                             5,380                619
 * Universal Access Global Holdings,
     Inc.                                                                   250                273
 * Universal American Financial Corp.                                   149,185          1,633,576
 * Universal Compression Holdings, Inc.                                 760,484         22,502,722
   Universal Forest Products, Inc.                                       95,043          2,752,445
 * Universal Stainless & Alloy Products,
     Inc.                                                               118,900          1,287,806
   Unizan Financial Corp.                                                33,731            869,585
 * Unova, Inc.                                                          369,100          6,403,885
 * Urologix, Inc.                                                       107,200          1,506,160
 * URS Corp.                                                            969,296         24,406,873
*# US Energy Corp.                                                       25,700             60,138
 * US Oncology, Inc.                                                  2,126,850         31,179,621
 * USA Truck, Inc.                                                       71,600            831,276
   Usec, Inc.                                                         2,287,102         17,908,009
   USF Corp.                                                            751,987         21,619,626

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# V.I. Technologies, Inc.                                                  100    $           105
 * Vail Resorts, Inc.                                                   729,023         10,898,894
*# Valence Technology, Inc.                                               4,800             18,768
   Valhi, Inc.                                                          215,652          2,393,737
 * Valley National Gases, Inc.                                           13,800            137,310
 * Valpey Fisher Corp.                                                   10,350             34,569
 * ValueClick, Inc.                                                     221,500          2,423,210
 * Valuevision Media, Inc. Class A                                        9,000            108,000
 * Vans, Inc.                                                           517,446         10,561,073
 * Variflex, Inc.                                                        68,100            456,270
 * Vastera, Inc.                                                        706,795          2,438,443
 * Verilink Corp.                                                       110,800            498,600
 * Veritas DGC, Inc.                                                    982,300         18,801,222
 * Verso Technologies, Inc.                                             322,228            510,731
 * Verticalbuyer Inc.                                                     7,773                 58
   Vesta Insurance Group, Inc.                                          973,600          5,792,920
 * Vical, Inc.                                                          397,433          2,189,856
 * Vicon Industries, Inc.                                                71,500            376,805
 * Vicor Corp.                                                          118,811          1,651,473
*# Viewpoint Corp.                                                        1,400              3,878
 * Vignette Corp.                                                       927,600          1,530,540
   Vintage Petroleum, Inc.                                            1,734,335         27,038,283
   Virco Manufacturing Corp.                                             60,786            416,384
   Visteon Corp.                                                      2,361,765         25,884,944
 * Visual Networks, Inc.                                                 26,900             86,618
*# Vitech America, Inc.                                                     700                  3
 * Volt Information Sciences, Inc.                                      406,700         10,452,190
   Vulcan International Corp.                                            11,200            486,080
 * Vyyo, Inc.                                                           124,414            913,199
   Walter Industries, Inc.                                              225,100          2,865,523
*# Warnaco Group, Inc.                                                   40,400                 40
   Washington Savings Bank FSB                                           37,650            391,184
   Waste Industries USA, Inc.                                           238,100          2,690,530
 * WatchGuard Technologoes, Inc.                                        901,333          5,867,678
 * Water Pik Technologies, Inc.                                         106,700          1,780,823
 * Waterlink, Inc.                                                      248,300                211
   Watsco, Inc. Class A                                                 314,800          8,238,316
   Watts Water Technologies, Inc.                                       294,900          7,157,223
   Wausau-Mosinee Paper Corp.                                         1,342,899         20,425,494
   Waypoint Financial Corp.                                               1,094             29,976
 * Webb Interactive Services, Inc.                                        4,200              2,646
 * Webco Industries, Inc.                                                93,900            460,580
 * Weider Nutrition International, Inc.                                 166,500            772,560
   Weis Markets, Inc.                                                    13,700            467,855
   Wellco Enterprises, Inc.                                               4,600             87,860
   Wellman, Inc.                                                        861,000          6,844,950
 * Wells-Gardner Electronics Corp.                                       61,241            287,220
 * Westaff, Inc.                                                        192,900            501,540
   Westbank Corp.                                                         1,543             29,055
 * Westcoast Hospitality Corp.                                          290,000          1,673,300
   Western Ohio Financial Corp.                                          23,400            775,710
 * Western Power & Equipment Corp.                                        4,091              1,493
 * Whitehall Jewelers, Inc.                                             278,900          2,233,989
*# WHX Corp.                                                            114,633            185,705
 * Wickes, Inc.                                                          49,400              6,175
 * Williams Industries, Inc.                                              3,400             11,951
 * Willis Lease Finance Corp.                                           132,900          1,096,425
 * Wilshire Financial Services Group,
     Inc.                                                                 2,092             18,807
 * Wilshire Oil Co. of Texas                                            113,590            569,086
 * Wilsons The Leather Experts, Inc.                                    458,814    $     1,537,027
 * Wind River Systems, Inc.                                             240,920          2,479,067
 * Wireless WebConnect!, Inc.                                             4,500                 12
 * Wiser Oil Co.                                                        174,475          1,844,201
 * Wolverine Tube, Inc.                                                 357,900          4,072,902
   Woodward Governor Co.                                                 20,966          1,393,191
 * Worldwide Restaurant Concepts, Inc.                                  698,105          2,331,671
 * Xanser Corp.                                                         259,400            656,282
 * Xeta Corp.                                                             8,500             43,342
 * Zapata Corp.                                                          31,610          2,149,480
   Ziegler Co., Inc.                                                      8,200            131,200
*# Zoltek Companies, Inc.                                               311,248          2,265,885
 * Zomax, Inc.                                                          514,346          1,959,658
 * Zones, Inc.                                                          173,400            468,180
 * Zoran Corp.                                                          236,686          4,158,573
 * Zygo Corp.                                                           344,643          3,653,216
 * Zymetx, Inc.                                                          16,400                861
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $4,106,733,520)                                                              5,075,931,230
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      257                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                      257                  0
*# Angeion Corp. Warrants 10/31/07                                          315                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                 3                 23
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                  142,110            670,759
 * CSF Holding, Inc. Litigation Rights                                   40,500                  0
 * Danielson Holding Corp. Rights
     06/09/04                                                            73,400                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                   19,927             11,956
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    4,082                  0
 * Imperial Sugar Co. Warrants
     08/29/08                                                             9,694             19,582
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             3,433                721
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                            10,609              2,440
 * Magnum Hunter Resources Warrants
     03/21/05                                                             9,740              5,844
 * PMR Corp. Contingent Value Rights
     08/05/04                                                           105,000                105
 * Timco Aviation Services Warrants
     02/27/07                                                            25,879                  3
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)                                                                        711,433
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                                $            40                  0
 * Timco Aviation Services, Inc.                                              6                  1
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      1
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (7.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $68,597,000 FNMA Notes
    1.50%, 09/21/05, valued at $68,168,269) to be
    repurchased at $67,166,641
    (Cost $67,160,000)                                          $        67,160    $    67,160,000
  Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
    06/01/04 (Collateralized by $339,773,000 U.S. Treasury
    Obligations rates ranging from 1.875% to 2.125%,
    maturities ranging from 10/31/04 to 11/30/05, valued at
    $341,544,253) to be repurchased at $334,880,442
    (Cost $334,844,725)^                                                334,845        334,844,725
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $402,004,725)                                                                  402,004,725
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (COST $4,514,845,420)++                                                          $ 5,478,647,389
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $4,517,161,119.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (92.0%)
 * 1-800 CONTACTS, Inc.                                                  23,636    $       347,449
 * 1-800-FLOWERS.COM, Inc.                                               47,097            451,660
   1st Source Corp.                                                      34,441            781,811
 # 21st Century Holding Co.                                               1,100             21,461
   21st Century Insurance Group                                          76,800          1,005,312
 * 24/7 Real Media, Inc.                                                  3,180             18,476
 * 3-D Systems Corp.                                                     22,000            265,958
 * 4Kids Entertainment, Inc.                                             23,500            508,775
 * 7-Eleven, Inc.                                                        16,600            285,022
*# 8X8, Inc.                                                             19,200             50,880
 * 99 Cents Only Stores                                                   5,500            106,755
 * @Road, Inc.                                                           94,700            841,883
 * A. B. Watley Group, Inc.                                               9,400              1,880
 * A.C. Moore Arts & Crafts, Inc.                                        34,900            924,850
 * A.D.A.M., Inc.                                                           700              1,470
*# aaiPharma, Inc.                                                       47,250            217,822
 * Aames Financial Corp.                                                    240                706
 * AAON, Inc.                                                            13,100            250,996
 * AAR Corp.                                                             58,083            556,435
   Aaron Rents, Inc. Class A                                              5,700            151,050
   Aaron Rents, Inc. Class B                                             21,600            642,600
 * Abaxis, Inc.                                                          18,300            341,661
   ABC Bancorp                                                            8,310            163,458
 * Abgenix, Inc.                                                        150,134          2,270,026
*# Abiomed, Inc.                                                         38,270            472,634
 * Able Laboratories, Inc.                                               30,200            561,720
 * Ablest, Inc.                                                           2,100             11,130
   ABM Industries, Inc.                                                  87,600          1,666,152
   Abrams Industries, Inc.                                                  200                840
 * ABX Air, Inc.                                                         66,600            299,700
 * Acacia Research-Acacia
     Technologies Common Stock                                           20,960            129,952
 * Acacia Research-CombiMatrix Corp.                                     10,434             41,214
 * Accelrys, Inc.                                                        52,900            528,471
 * Access Pharmaceuticals, Inc.                                          26,300            147,543
*# Acclaim Entertainment, Inc.                                           55,700             23,450
 * Accredo Health, Inc.                                                  44,343          1,613,198
 * Ace Cash Express, Inc.                                                23,042            548,400
 * Ace Comm Corp.                                                         7,500             18,300
   Aceto Corp.                                                           28,550            458,798
 * Aclara Biosciences, Inc.                                              60,171            228,650
 * Acme Communications, Inc.                                             28,600            221,364
 * Acme United Corp.                                                      3,400             23,800
 * ACT Manufacturing, Inc.                                                4,600                 25
 * ACT Teleconferencing, Inc.                                            25,700             66,075
 * Actel Corp.                                                           46,200            922,152
 * Acterna Corp.                                                        122,100              3,052
   Action Performance Companies, Inc.                                    33,000            499,950
 * ActivCard Corp.                                                       74,043            473,135
 * Active Power, Inc.                                                    76,200            266,700
 * Activision, Inc.                                                      97,214          1,537,925
 * Actuant Corp.                                                         42,480          1,454,090
 * Actuate Corp.                                                        110,500            413,270
   Acuity Brands, Inc.                                                   27,700            683,082
   Adams Resources & Energy, Inc.                                         4,200             58,380
 * Adaptec, Inc.                                                        187,800    $     1,538,082
*# Addvantage Technologies Group, Inc.                                    1,700              9,222
 * ADE Corp.                                                             13,300            279,300
 * Adept Technology, Inc.                                                 7,000              6,650
 * Administaff, Inc.                                                     47,800            790,612
 * Adolor Corp.                                                          69,800            974,408
 * Advanced Digital Information Corp.                                   115,500          1,033,725
 * Advanced Energy Industries, Inc.                                      55,300            847,749
 * Advanced Magnetics, Inc.                                              12,300            120,663
   Advanced Marketing Services, Inc.                                     32,350            358,114
 * Advanced Materials Group, Inc.                                           237                115
 * Advanced Medical Optics, Inc.                                         52,400          1,839,240
 * Advanced Neuromodulation
     Systems, Inc.                                                       33,200          1,083,316
 * Advanced Nutraceuticals, Inc.                                            700              3,150
*# Advanced Photonix, Inc. Class A                                        9,000             21,240
 * Advanced Power Technology, Inc.                                       18,195            240,356
   Advanta Corp. Class A                                                 18,317            296,003
   Advanta Corp. Class B Non-Voting                                      30,994            491,565
 * Advent Software, Inc.                                                 59,400          1,123,848
   Advo, Inc.                                                            53,850          1,724,277
 * Aehr Test Systems                                                      7,100             28,400
 * AEP Industries, Inc.                                                  13,000            138,437
 * AeroCentury Corp.                                                        300                771
 * Aeroflex, Inc.                                                       133,450          1,702,822
 * Aeropostale, Inc.                                                    102,250          2,688,152
 * Aerosonic Corp.                                                        3,900             27,300
 * Aether Systems, Inc.                                                  74,742            254,870
 * Aetrium, Inc.                                                          9,300             85,374
 * AFC Enterprises, Inc.                                                 39,800            805,950
*# Affiliated Managers Group, Inc.                                       39,150          1,908,562
 * Affinity Technology Group, Inc.                                       29,100              2,386
 * Aftermarket Technology Corp.                                          41,150            602,436
 * Agile Software Corp.                                                  89,900            719,200
*# Agility Capital, Inc.                                                  5,900                 38
   Agilysys, Inc.                                                        57,788            711,370
 * Air Methods Corp.                                                     19,470            154,592
   Airgas, Inc.                                                          62,500          1,361,250
 * Airnet Systems, Inc.                                                  17,400             74,472
 * Airspan Networks, Inc.                                                62,500            346,875
 * Airtran Holdings, Inc.                                               151,400          2,107,488
 * AK Steel Holding Corp.                                               195,400            894,932
*# Akamai Technologies, Inc.                                            165,213          2,455,065
*# Akorn, Inc.                                                           19,500             64,350
*# Aksys, Ltd.                                                           53,000            322,240
   Alabama National Bancorporation                                       27,689          1,421,553
   Alamo Group, Inc.                                                     12,500            195,625
 * Alaris Medical, Inc.                                                 114,300          2,540,889
 * Alaska Air Group, Inc.                                                48,200            992,920
 * Alaska Communications Systems
     Group, Inc.                                                         22,200            143,190
   Albany International Corp. Class A                                    50,272          1,532,793
 * Albany Molecular Research, Inc.                                       56,978            720,202
   Albemarle Corp.                                                       74,581          2,146,441
 * Alcide Corp.                                                           2,300             47,288
 * Alderwoods Group, Inc.                                                 6,000             77,460

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Aldila, Inc.                                                           4,633    $        70,468
   Alexander & Baldwin, Inc.                                             58,000          1,848,460
 * Alexion Pharmaceuticals, Inc.                                         39,500            791,975
   Alfa Corp.                                                           144,161          1,967,798
   Alico, Inc.                                                            7,000            247,100
 * Align Technology, Inc.                                               106,612          2,032,025
 * Alkermes, Inc.                                                       157,411          2,266,718
 * All American Semiconductor, Inc.                                       4,000             36,440
*# Allegheny Energy, Inc.                                               151,400          2,157,450
   Allegheny Technologies, Inc.                                         145,700          1,749,857
   Allen Organ Co. Class B                                                  800             40,000
 * Alliance Gaming Corp.                                                 90,860          1,971,662
 * Alliance Imaging, Inc.                                                86,400            331,776
 * Alliance Semiconductor Corp.                                          62,500            373,125
 * Allied Defense Group, Inc.                                            12,400            217,496
 * Allied Healthcare International, Inc.                                 36,000            181,080
 * Allied Healthcare Products, Inc.                                       6,700             36,381
 * Allied Holdings, Inc.                                                  8,300             42,330
 * Allied Motion Technologies, Inc.                                       2,900             14,993
 * Allmerica Financial Corp.                                             40,600          1,305,290
*# Allos Therapeutics, Inc.                                              55,700            103,045
 * Allou Health Care, Inc. Class A                                        7,100                  1
 * Alloy, Inc.                                                           71,200            356,712
 * Allscripts Healthcare Solutions, Inc.                                 66,000            543,774
 * Almost Family, Inc.                                                    1,600             12,648
 * Alpha Technologies Group, Inc.                                         7,100              9,940
   Alpharma, Inc. Class A                                                70,700          1,384,306
 * Alpine Group, Inc.                                                    13,500             27,567
 * Alteon, Inc.                                                          61,700             80,210
*# Alterra Healthcare Corp.                                               4,900                  0
 * Altiris, Inc.                                                         47,200          1,262,600
   Ambassadors Group, Inc.                                                9,800            201,782
   Ambassadors, Inc.                                                      9,800            125,734
 * AMC Entertainment, Inc.                                               60,600            915,060
 * Amcast Industrial Corp.                                                8,500             34,425
   Amcol International Corp.                                             52,700            880,090
   Amcore Financial, Inc.                                                45,460          1,321,522
 * Amedisys, Inc.                                                        20,993            523,146
 * AMEN Properties, Inc.                                                  1,975              4,916
 * Amerco, Inc.                                                          13,900            347,639
 * America Services Group, Inc.                                          12,700            457,200
 * America West Holdings Corp.
     Class B                                                             60,100            602,202
 * American Banknote Corp.                                                   88                 25
   American Biltrite, Inc.                                                3,400             33,150
 * American Building Control, Inc.                                       14,000             26,180
*# American Business Financial
     Services, Inc.                                                       5,074             16,644
 * American Claims Evaluation, Inc.                                       1,000              2,890
 * American Dental Partners, Inc.                                        10,500            179,025
 * American Eagle Outfitters, Inc.                                       40,860          1,183,306
 * American Ecology Corp.                                                14,350            125,562
 * American Greetings Corp. Class A                                      89,600          1,881,600
*# American Healthways, Inc.                                             57,800          1,187,790
 * American Indemnity Financial Escrow                                      800                800
 * American Independence Corp.                                            8,400            130,872
   American Italian Pasta Co.                                            30,600            895,356
 * American Locker Group, Inc.                                              300              3,396
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                       4,400                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                    4,400    $             0
 * American Medical Security Group,
     Inc.                                                                24,200            625,086
 * American Medical Systems
     Holdings, Inc.                                                      59,500          1,864,135
   American Pacific Corp.                                                 7,100             51,830
 * American Physicians Capital, Inc.                                     14,800            341,140
 * American Physicians Services
     Group, Inc.                                                            100                980
 * American Retirement Corp.                                             42,900            193,050
 * American Science & Engineering,
      Inc.                                                               12,400            214,024
   American Shared Hospital Services                                      5,100             28,968
   American Software, Inc. Class A                                       32,300            206,397
   American States Water Co.                                             27,450            642,330
 * American Superconductor Corp.                                         49,300            619,208
 * American Technical Ceramics Corp.                                      8,000             70,800
   American Vanguard Corp.                                                  621             23,846
 * American West Bancorporation                                           3,552             63,652
   American Woodmark Corp.                                               13,700            788,298
   Americana Bancorp, Inc.                                                2,712             44,070
 * America's Car-Mart, Inc.                                              12,900            380,550
 * AMERIGROUP Corp.                                                      44,300          1,868,131
 * AmeriServe Financial, Inc.                                            24,000            138,000
   Ameristar Casinos, Inc.                                               48,500          1,592,740
   Ameron International Corp.                                            13,700            426,207
 # AmerUs Group Co.                                                      46,844          1,843,311
 * Ames Department Stores, Inc.                                          12,800                 22
   Ametek, Inc.                                                             400             10,804
 * Amistar Corp.                                                          1,600              3,608
 * AML Communications, Inc.                                               7,800             11,310
 * AMN Healthcare Services, Inc.                                         58,700            892,240
   Ampco-Pittsburgh Corp.                                                 9,600            124,512
 * Ampex Corp. Class A                                                    5,925             10,369
   Amrep Corp.                                                            6,500            111,670
 * Amsurg Corp.                                                          54,333          1,230,654
 * Amtech Systems, Inc.                                                   1,900              9,652
 * AMX Corp.                                                             11,000            109,890
 * Anacomp, Inc.                                                              0                 12
 * Anadigics, Inc.                                                       54,600            269,178
 * Analex Corp.                                                          25,800             92,880
   Analogic Corp.                                                        24,500          1,130,185
 * Analysts International Corp.                                          41,200            123,188
*# Analytical Surveys, Inc.                                                 730              1,825
 * Anaren, Inc.                                                          36,800            585,856
   Anchor Bancorp Wisconsin, Inc.                                        41,240          1,087,499
   Andersons, Inc.                                                        8,200            141,532
*# Andrew Corp.                                                           3,409             66,987
 * Angeion Corp.                                                            215                318
   Angelica Corp.                                                        16,100            359,030
 * Angelo & Maxie's, Inc.                                                 2,016              2,157
 * Anika Therapeutics, Inc.                                               9,900            139,600
   Anixter International, Inc.                                           65,900          2,009,950
 * Ansoft Corp.                                                          22,500            334,350
 * AnswerThink, Inc.                                                     84,800            543,653
 * Ansys, Inc.                                                           27,600          1,189,008
 * Anteon International Corp.                                            63,500          1,870,710
 * Anthony and Sylvan Pools Corp.                                         3,768             15,826
*# Antigenics, Inc.                                                      81,113            654,582
 * AP Pharma, Inc.                                                       37,123            123,248

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * APA Optics, Inc.                                                      11,800    $        29,500
 * APAC Teleservices, Inc.                                              106,450            237,383
 * Aphton Corp.                                                          63,639            287,012
   Apogee Enterprises, Inc.                                              49,500            493,020
 * Apogee Technology, Inc.                                                1,300             11,479
 * Applica, Inc.                                                         42,800            420,296
 * Applied Extrusion Technologies, Inc.                                  22,600             23,730
 * Applied Films Corp.                                                   26,361            713,065
 * Applied Imaging Corp.                                                 15,800             18,486
   Applied Industrial Technologies, Inc.                                 34,000            909,500
 * Applied Innovation, Inc.                                              15,100             60,400
   Applied Signal Technologies, Inc.                                     19,700            615,625
 * Applix, Inc.                                                          23,900            105,160
 * Apria Healthcare Group, Inc.                                          54,100          1,519,128
 * Apropos Technology, Inc.                                              30,400            123,424
   Aptargroup, Inc.                                                      38,500          1,565,025
 * aQuantive, Inc.                                                      108,925          1,095,785
 * Aquila, Inc.                                                         331,800          1,330,518
*# Aradigm Corp.                                                         92,337            100,647
 * Arch Capital Group, Ltd.                                               5,900            227,622
   Arch Chemicals, Inc.                                                  40,622          1,077,702
   Arch Coal, Inc.                                                       73,400          2,385,500
 * Arch Wireless, Inc.                                                   35,100          1,112,319
   Arctic Cat, Inc.                                                      26,830            618,431
*# Ardent Communications, Inc.                                           12,900                 32
 * Arena Pharmaceuticals, Inc.                                           45,878            268,845
 * Argonaut Group, Inc.                                                  46,301            804,711
 * Argonaut Technologies, Inc.                                           12,000             19,560
 * Argosy Gaming Corp.                                                   52,900          1,881,124
 * Ariad Pharmaceuticals, Inc.                                           92,800            996,672
*# Ariba, Inc.                                                          532,400          1,160,632
 * Ark Restaurants Corp.                                                  2,700             59,670
   Arkansas Best Corp.                                                   44,900          1,337,571
 * Arlington Hospitality, Inc.                                            4,900             16,660
 * Armor Holdings, Inc.                                                  51,400          1,922,360
*# Armstrong Holdings, Inc.                                               4,400              3,872
*# Arotech Corp                                                          57,100            145,034
 * Arqule, Inc.                                                          51,674            299,709
 * Array BioPharma, Inc.                                                 51,415            487,414
 # Arrhythmia Research Technology, Inc.                                   3,900             49,608
 * Arris Group, Inc.                                                    147,400            931,568
   Arrow Financial Corp.                                                  9,941            292,265
   Arrow International, Inc.                                             73,300          2,211,461
 * Art Technology Group, Inc.                                           100,500            137,685
   Artesian Resources Corp. Class A                                         700             19,096
 * Artesyn Technologies, Inc.                                            69,300            633,402
 * Arthrocare Corp.                                                      38,310            937,829
 * Artisan Components, Inc.                                              40,500          1,025,865
 * Artisoft, Inc                                                          2,400              6,264
 * Arts Way Manufacturing Co., Inc.                                         200              1,036
 * ASA International. Ltd.                                                  640              2,880
   ASB Financial Corp.                                                    1,000             23,000
 * Asbury Automotive Group, Inc.                                         98,100          1,402,830
 * Ascential Software Corp.                                              66,079          1,060,568
 * Ashworth, Inc.                                                        23,371            186,734
*# Ask Jeeves, Inc.                                                      78,400          3,167,360
 * Aspect Communications Corp.                                          105,200          1,350,768
 * Aspect Medical Systems, Inc.                                          35,000            532,700
 * Aspen Technology, Inc.                                                73,579            464,283
 * Aspeon, Inc.                                                             900                  9
*# Astea International, Inc.                                              2,900             30,189
 * Astec Industries, Inc.                                                35,500    $       614,505
   Astro-Med, Inc.                                                        9,130             96,778
 * Astronics Corp.                                                        5,500             27,830
 * Astronics Corp. Class B                                                2,225             10,680
*# AstroPower, Inc.                                                       6,550                262
 * ASV, Inc.                                                             22,800            690,156
 * Asyst Technologies, Inc.                                              84,500            864,435
*# ATA Holdings Corp.                                                    21,179            134,487
 * Atari, Inc.                                                          209,809            583,269
 * AtheroGenics, Inc.                                                    66,600          1,564,434
 * Atlantic American Corp.                                               21,100             62,667
 * Atlantic Coast Airlines, Inc.                                         68,000            383,520
 * Atlantic Premium Brands, Ltd.                                          2,000              2,600
 * Atlantis Plastics, Inc.                                                4,400             67,980
 * Atlas Air Worldwide Holdings, Inc.                                    11,000                572
 * ATMI, Inc.                                                            55,900          1,432,158
 # Atmos Energy Corp.                                                    93,300          2,312,907
 * ATP Oil & Gas Corp.                                                   53,900            319,088
   Atrion Corp.                                                           1,700             73,508
 * Atrix Labs, Inc.                                                      38,900          1,061,581
 * ATS Medical, Inc.                                                      2,200             10,340
 * Atwood Oceanics, Inc.                                                 24,900            991,518
 * Audiovox Corp. Class A                                                34,300            477,456
 * August Technology Corp.                                               31,800            427,710
 * Ault, Inc.                                                             4,500             13,410
 * Aura Systems, Inc.                                                     5,295                199
 * Aurora Foods, Inc.                                                        44                  0
*# Authentidate Holding Corp.                                            50,900            641,340
 * autobytel.com, Inc.                                                   73,800            771,210
 * Avalon Holding Corp. Class A                                           1,550              4,115
 * Avanex Corp.                                                         229,116            710,260
 * Avanir Pharmaceuticals Class A                                        58,000             80,620
 * Avant Immunotherapeutics, Inc.                                       133,134            323,516
 * Avatar Holdings, Inc.                                                  8,700            364,008
   Avatech Solutions, Inc.                                                1,851              1,481
 * Avi Biopharma, Inc.                                                   61,400            138,764
 * Aviall, Inc.                                                          57,700          1,001,672
 * Avici Systems Inc.                                                    21,343            225,382
*# Avid Technology, Inc.                                                 45,100          2,346,102
 * Avigen, Inc.                                                          37,800            133,812
   Avista Corp.                                                          87,000          1,475,520
 * Avocent Corp.                                                         52,600          1,802,602
 * Avteam, Inc. Class A                                                  11,400                 17
 * Aware, Inc.                                                           40,959            133,117
 * Axcelis Technologies, Inc.                                           177,900          2,143,695
 * Axonyx, Inc.                                                           1,300              6,448
*# AXS-One, Inc.                                                         50,400            149,184
 * Axsys Technologies, Inc.                                               4,700             90,945
 * AXT, Inc.                                                             38,200             80,984
 * Aztar Corp.                                                           62,100          1,497,231
 * AZZ, Inc.                                                              8,200            122,180
   Badger Meter, Inc.                                                     3,200            134,464
 * Badger Paper Mills, Inc.                                               1,000              5,135
   Bairnco Corp.                                                          7,300             59,130
 * Baker (Michael) Corp.                                                  7,600            109,060
   Balchem Corp.                                                          4,700            122,670
   Baldor Electric Co.                                                   59,233          1,371,836
   Baldwin & Lyons, Inc. Class B                                         12,625            304,894
 * Baldwin Technology, Inc. Class A                                      13,300             49,210
 * Ballantyne Omaha, Inc.                                                11,900             34,748
 * Bally Total Fitness Holding Corp.                                     57,800            265,880

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Bancinsurance Corp.                                                    5,700    $        46,797
   Bandag, Inc.                                                          16,400            694,868
   Bandag, Inc. Class A                                                   9,600            380,832
   Bank of Granite Corp.                                                 16,400            317,668
   Bank of The Ozarks                                                    15,200            367,840
   BankAtlantic Bancorp, Inc. Class A                                    11,285            180,560
 * Bankrate, Inc.                                                         7,000             79,450
 * BankUnited Financial Corp. Class A                                    51,400          1,341,026
   Banner Corp.                                                          20,197            589,752
   Banta Corp.                                                           46,600          2,033,624
   Barnes Group, Inc.                                                    41,400          1,099,998
   Barnwell Industries, Inc.                                                400             18,384
   Barra, Inc.                                                           33,000          1,350,030
 * Barrett Business Services, Inc.                                        5,800             78,532
 * Barry (R.G.) Corp.                                                     9,500             20,235
   Bassett Furniture Industries, Inc.                                    20,815            396,089
 * Bay View Capital Corp.                                                92,550            188,802
 * Baycorp Holdings, Ltd.                                                   484              6,423
 * BE Aerospace, Inc.                                                    65,700            419,166
 * Beasley Broadcast Group, Inc.                                         12,303            188,482
 # Beazer Homes USA, Inc.                                                12,553          1,264,966
 * Bebe Stores, Inc.                                                     69,900          1,396,602
   BEI Technologies, Inc.                                                26,500            706,755
   Bel Fuse, Inc. Class A                                                 2,600             78,679
   Bel Fuse, Inc. Class B                                                 5,250            190,785
   Belden, Inc.                                                          40,696            687,762
 * Bell Industries, Inc.                                                  8,900             26,255
 * Bell Microproducts, Inc.                                              48,900            311,493
 * Benchmark Electronics, Inc.                                           74,000          2,155,620
 * Benihana, Inc.                                                         1,000             14,500
 * Benihana, Inc. Class A                                                   150              2,196
 * Bentley Pharmaceuticals, Inc.                                         37,060            466,956
   Berry Petroleum Corp. Class A                                         44,700          1,218,075
*# Bethlehem Steel Corp.                                                 37,300                119
 * Beverly Enterprises                                                  193,200          1,638,336
 * Beyond.com Corp.                                                       3,140                 44
   BHA Group Holdings, Inc. Class A                                       6,100            199,043
 * Big 4 Ranch, Inc.                                                      3,200                  0
 * Big City Radio, Inc.                                                   6,400                832
 * Big Dog Holdings, Inc.                                                 1,500              7,216
 * BindView Development Corp.                                            84,700            258,335
 * Bio Imaging Technologies, Inc.                                        18,500            104,340
 * Bioanalytical Systems, Inc.                                            4,600             18,515
 * Biocryst Pharmaceuticals, Inc.                                        38,700            417,960
*# BioLase Technology, Inc.                                              43,200            509,328
 * Bio-Logic Systems Corp.                                                4,200             26,082
 * BioMarin Pharmaceutical, Inc.                                        112,885            689,727
 * Bio-Rad Laboratories, Inc. Class A                                    20,000          1,122,400
 * Bio-Reference Laboratories, Inc.                                      20,912            319,744
 * BioSante Pharmaceuticals, Inc.                                        25,300            192,280
*# Biosite, Inc.                                                         28,100          1,117,537
 * Biosource International, Inc.                                          9,600             69,226
 * Biospecifics Technologies Corp.                                        4,500              6,750
 * BioSphere Medical, Inc.                                               24,600             75,768
 * BioTime, Inc.                                                         11,000             19,800
 * Bioveris Corp.                                                        30,900            388,104
 * Bitstream, Inc.                                                        8,400             19,152
   BIW, Ltd.                                                                800             15,588
   Black Box Corp.                                                       32,300          1,471,265
   Black Hills Corp.                                                     57,559          1,686,479
   Blair Corp.                                                           13,700            352,090
 * Blonder Tongue Laboratories, Inc.                                      9,800    $        30,870
 * Blount International, Inc.                                            43,400            433,132
 * Blue Coat Systems, Inc.                                               18,786            522,251
 * Blue Martini Software, Inc.                                           19,500             87,535
 * Bluegreen Corp.                                                       45,665            547,067
   Blyth, Inc.                                                           38,100          1,243,965
 * BMC Industries, Inc.                                                  14,000                875
 * BNS Co. Class A                                                        4,120             25,338
   Bob Evans Farms, Inc.                                                 63,338          1,627,153
 * Boca Resorts, Inc.                                                    68,745          1,236,035
 * Bogen Communications International,
     Inc.                                                                12,500             62,812
 * Bolt Technology Corp.                                                  5,400             24,840
 * Bombay Co., Inc.                                                      62,900            366,078
 * Bone Care International, Inc.                                         25,821            551,278
 * Bontex, Inc.                                                             200                 30
   Bon-Ton Stores, Inc.                                                  20,900            267,311
 * Bookham Technologies P.L.C.                                           98,279            103,193
 * Books-a-Million, Inc.                                                 18,300            109,800
 * Borland Software Corp.                                               145,900          1,283,920
   Boston Acoustics, Inc.                                                 4,600             50,600
 * Boston Beer Company, Inc. Class A                                     16,400            313,240
 * Boston Biomedical, Inc.                                                6,700             21,172
 * Boston Communications Group, Inc.                                     33,000            349,800
   Boston Private Financial Holdings,
     Inc.                                                                49,100          1,123,899
   Bostonfed Bancorp, Inc.                                                4,300            144,480
 * Bottomline Technologies, Inc.                                         27,904            267,878
   Bowne & Co., Inc.                                                     62,000            987,040
 # Boyd Gaming Corp.                                                    103,200          2,399,400
 * Boyds Collection, Ltd.                                               121,517            347,539
 * Bradley Pharmaceuticals, Inc.
     Class A                                                             25,251            587,843
   Brady (W.H.) Co. Class A                                              37,400          1,543,872
 * Braun Consulting, Inc.                                                30,100             50,568
 * Breed Technologies, Inc.                                              36,800                975
   Bridgford Foods Corp.                                                 10,400             80,080
   Briggs & Stratton Corp.                                               27,300          2,071,524
 * Brigham Exploration Co.                                               60,182            512,811
 * Bright Horizons Family Solutions, Inc.                                 6,600            326,106
 * Brightpoint, Inc.                                                     34,700            386,558
 * BrightStar Information Technology
     Group, Inc.                                                         10,700                385
 * Brillian Corp.                                                         7,049             59,571
 * Brilliant Digital Entertainment, Inc.                                 18,000              1,278
*# BriteSmile, Inc.                                                         785              8,635
 * Broadview Media, Inc.                                                    200              1,220
 * BroadVision, Inc.                                                     59,800            206,848
 * Brocade Communications Systems,
     Inc.                                                                17,800            106,622
 # Brookline Bancorp, Inc.                                              106,091          1,534,076
 * Brooks Automation, Inc.                                               75,239          1,554,438
 * Brookstone, Inc.                                                      35,875            692,746
 * Brooktrout, Inc.                                                      23,462            225,704
   Brown Shoe Company, Inc.                                              32,500          1,343,225
 * Bruker BioSciences Corp.                                             166,445            792,278
 * Brush Engineered Materials, Inc.                                      30,100            524,342
   Bryn Mawr Bank Corp.                                                   1,600             32,960
   BSB Bancorp, Inc.                                                     16,785            583,279
 * BSQUARE Corp.                                                         19,000             18,411
 * BTU International, Inc.                                               11,900             62,832

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Buca, Inc.                                                            33,971    $       179,027
 * Buckeye Technology, Inc.                                              65,183            657,696
   Buckle, Inc.                                                          30,000            842,700
   Building Materials Holding Corp.                                      24,100            414,761
 * Bull Run Corp.                                                         3,700              2,016
   Burlington Coat Factory
     Warehouse Corp.                                                     75,549          1,438,453
 * Bush Industries, Inc. Class A                                          6,500              4,355
 * Butler International, Inc.                                             8,400             20,832
   C & D Technologies, Inc.                                              49,600            809,968
   C & F Financial Corp.                                                    300             11,280
 * C-COR.net Corp.                                                       75,800            673,862
*# C-Phone Corp.                                                          8,900                156
 * Cable Design Techologies Corp.                                        85,487            712,962
*# Cabot Microelectronics Corp.                                          42,300          1,317,645
   Cabot Oil & Gas Corp. Class A                                         58,400          2,149,120
 * Cache, Inc.                                                           18,700            486,387
 * Caci International, Inc. Class A                                      52,400          1,946,136
   Cadmus Communications Corp.                                            8,900            122,642
 * Cagle's, Inc. Class A                                                  2,000             21,820
 * Cal Dive International, Inc.                                          67,800          1,904,502
   Calavo Growers                                                        16,200            165,888
   Calgon Carbon Corp.                                                   67,400            416,532
 * California Amplifier, Inc.                                            26,800            201,000
 * California Coastal Communities, Inc.                                  10,000            160,500
   California First National Bancorp                                     10,400            136,864
 * California Micro Devices Corp.                                        38,000            511,480
 * California Pizza Kitchen, Inc.                                        34,000            641,920
   California Water Service Group                                        30,500            867,725
 * Caliper Life Sciences, Inc.                                           56,174            298,284
   Callaway Golf Co.                                                    136,000          2,200,480
 * Callidus Software                                                     32,000            228,480
 * Callon Petroleum Corp.                                                25,162            330,125
 * Calloways Nursery, Inc.                                                1,200                198
 # Cal-Maine Foods, Inc.                                                 39,100            539,580
 * Calton, Inc.                                                           4,480              1,926
 * CAM Commerce Solutions, Inc.                                           3,000             56,737
   Cambrex Corp.                                                         51,700          1,181,345
 * Cambridge Heart, Inc.                                                  6,600              4,290
   Camco Financial Corp.                                                  7,516            107,704
 * Candela Corp.                                                         39,910            415,064
 * Candies, Inc.                                                         45,550            114,786
 * Candlewood Hotel Co., Inc.                                             1,500                 85
 * Cannon Express, Inc. Class A                                             200                 36
 * Cannondale Corp.                                                       6,400                896
 * Cantel Medical Corp.                                                  16,740            287,928
 * Canterbury Consulting Group, Inc.                                      1,571              1,296
 * Canyon Resources Corp.                                                48,600            158,436
   Capital Corp. of the West                                              5,046            181,656
 * Capital Crossing Bank                                                  5,900            374,060
 * Capital Pacific Holdings, Inc.                                        14,500             58,362
 * Capital Senior Living Corp.                                           42,200            217,330
   Capital Southwest Corp.                                                  300             22,650
   Capitol Bancorp, Ltd.                                                  8,564            215,984
 * Caprius, Inc.                                                            548                110
 * Capstone Turbine Corp.                                                74,000            206,460
 * Captaris, Inc.                                                        57,600            348,480
 * Captiva Software Corp.                                                 4,400             44,308
 * Caraustar Industries, Inc.                                            51,184            684,842
 # Carbo Ceramics, Inc.                                                  28,600          1,999,140
 * Cardiac Sciences, Inc.                                               136,100            340,250
 * Cardima, Inc.                                                          6,300    $         5,418
 * CardioDynamics International Corp.                                    85,661            563,649
*# CardioGenesis Corp.                                                   32,100             21,507
 * Cardiotech International, Inc.                                        31,263            117,236
 * Career Blazers, Inc. Trust Units                                         800                  0
 * Carmike Cinemas, Inc.                                                 19,700            721,020
   Carpenter Technology Corp.                                            40,400          1,228,968
 * Carreker Corp.                                                        21,871            199,682
 * Carriage Services, Inc. Class A                                       28,700            147,805
 * Carrier Access Corp.                                                  59,989            667,078
 * Carrington Laboratories, Inc.                                          9,800             42,042
 * Carrizo Oil & Gas, Inc.                                               14,100            119,286
   Cascade Corp.                                                         20,800            508,560
   Cascade Natural Gas Corp.                                             20,100            399,387
 * Casella Waste Systems, Inc. Class A                                   40,669            568,553
   Casey's General Stores, Inc.                                          84,800          1,384,784
   Cash America International, Inc.                                      48,200            972,194
 * Castle (A.M.) & Co.                                                   15,437            131,060
   Castle Energy Corp.                                                    6,600             71,709
 * Casual Male Retail Group, Inc.                                        63,100            429,080
 * Catalina Lighting, Inc.                                                1,760             18,865
 * Catalina Marketing Corp.                                              90,800          1,533,612
 * Catalyst International, Inc.                                           7,600             10,640
 * Catalyst Semiconductor, Inc.                                          28,040            224,881
 * Catalytica Energy Systems, Inc.                                       15,391             51,560
 * Catapult Communications Corp.                                         22,600            373,126
   Cathay Bancorp, Inc.                                                  38,961          2,460,387
   Cato Corp. Class A                                                    35,000            771,050
 * Cavalier Homes, Inc.                                                  32,060            180,818
   Cavalry Bancorp, Inc.                                                    500              7,530
 * Cavco Industries, Inc.                                                 3,852            146,141
   CCA Industries, Inc.                                                  11,800             91,450
 * CCC Information Services Group,
     Inc.                                                                25,700            372,136
 * CD Warehouse, Inc.                                                     3,300                  7
 * CD&L, Inc.                                                             2,600              3,640
   CDI Corp.                                                             35,300          1,171,607
 * CEC Entertainment Inc.                                                69,550          2,137,271
 * Celadon Group, Inc.                                                   14,000            201,880
 * Celebrity, Inc. Escrow Shares                                          1,300                  0
   Celeritek, Inc.                                                       22,200             78,144
 * Cell Genesys, Inc.                                                    79,352            815,739
*# Cell Therapeutics, Inc.                                               88,200            617,400
 * Cellegy Pharmaceuticals, Inc.                                         46,100            187,166
 * CellStar Corp.                                                        33,948            205,385
 * Centene Corp.                                                         36,200          1,305,010
 * Centennial Communications Corp.                                       49,800            359,556
   Center Bancorp, Inc.                                                   1,890             22,189
   Center Finl CO                                                        12,960            191,160
*# CenterSpan Communication Corp.                                         8,400                714
 * Centillium Communications, Inc.                                       64,069            211,428
 * Centra Software, Inc.                                                 45,500             99,190
   Central Bancorp, Inc.                                                  1,600             56,880
*# Central European Distribution Corp.                                   19,418            587,977
 * Central Garden & Pet Co.                                              30,300          1,126,251
   Central Pacific Financial Corp.                                       28,400            687,280
   Central Parking Corp.                                                 63,137          1,167,403
   Central Vermont Public Service Corp.                                  21,700            423,367
 * Century Aluminum Co.                                                  55,390          1,283,386
   Century Bancorp Income Class A                                         1,000             32,700
 * Century Business Services, Inc.                                      141,857            584,451

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cenveo, Inc.                                                          84,800    $       262,032
 * Cepheid, Inc.                                                         74,706            683,560
 * Ceradyne, Inc.                                                        28,650            953,185
   Cerberonics, Inc. Class A                                                200              1,852
 * Ceres Group, Inc.                                                     54,395            338,337
*# Cerner Corp.                                                          49,309          2,108,453
 * Cerus Corp.                                                           39,700             85,355
 * CEVA, Inc.                                                            10,833             86,664
   CFS Bancorp, Inc.                                                     21,420            290,241
   CH Energy Group, Inc.                                                 28,700          1,305,850
 * Chad Therapeutics                                                     10,000             42,500
 * Champion Enterprises, Inc.                                           126,100          1,179,035
   Champion Industries, Inc.                                              9,674             44,307
 * Championship Auto Racing Teams,
     Inc.                                                                 8,900              1,041
 * Champps Entertainment, Inc.                                           21,340            191,398
 * Channell Commercial Corp.                                              6,600             29,700
 * Charles and Colvard, Ltd.                                             23,800            139,944
 * Charles River Associates, Inc.                                         9,000            305,370
 * Charlotte Russe Holding, Inc.                                         38,600            713,714
 * Charming Shoppes, Inc.                                               200,877          1,719,507
 * Chart Industries                                                          23                690
*# Charter Communications, Inc.                                         142,500            548,625
   Charter Financial Corp.                                               22,811            770,784
   Chase Corp.                                                            4,000             59,200
 * Chattem, Inc.                                                         35,000            930,300
 * Chaus (Bernard), Inc.                                                  1,300              1,300
 * Checkers Drive-In Restaurant, Inc.                                    21,107            216,347
 * Checkpoint Systems, Inc.                                              67,700          1,168,502
   Chemed Corp.                                                          20,900            986,898
   Chemical Financial Corp.                                              42,938          1,504,977
 * Cheniere Energy, Inc.                                                 31,200            471,120
   Cherokee, Inc.                                                         8,100            186,300
   Chesapeake Corp.                                                      32,802            712,459
   Chesapeake Utilities Corp.                                             9,000            209,970
   Chester Valley Bancorp                                                   575             11,759
 * Chicago Pizza & Brewery, Inc.                                         35,022            469,995
   Chicago Rivet & Machine Co.                                              200              5,829
 * Children's Place Retail Stores, Inc.                                  45,400          1,075,072
 * Childtime Learning Centers, Inc.                                       5,200             13,884
*# ChipPAC, Inc.                                                        155,100          1,008,150
 * Chiquita Brands International, Inc.                                   72,996          1,278,890
   Chittenden Corp.                                                      66,083          2,141,750
   Choice Hotels International, Inc.                                     53,600          2,567,440
 * Cholestech Corp.                                                      25,300            241,615
 * Chordiant Software, Inc.                                             122,500            474,075
   Christopher & Banks Corp.                                             68,013          1,292,247
*# ChromaVision Medical Systems, Inc.                                    20,200             27,068
 * Chromcraft Revington, Inc.                                             6,000             84,900
 * Chronimed, Inc.                                                       21,901            162,067
   Churchill Downs, Inc.                                                 14,400            545,472
*# Chyron Corp.                                                          33,400             20,040
 * Ciber, Inc.                                                          117,312          1,044,077
 * Cima Laboratories, Inc.                                               19,900            643,168
 * Cimarex Energy Co.                                                    14,004            394,773
 * Cincinnati Bell, Inc.                                                447,700          1,844,524
 * Ciphergen Biosystems, Inc.                                            52,200            407,682
 * Ciprico, Inc.                                                          4,900             22,809
   CIRCOR International, Inc.                                            26,290            516,336
 * Cirrus Logic, Inc.                                                   151,800          1,127,874
   Citizens Banking Corp.                                                67,033          2,010,320
   Citizens South Banking Corp.                                          14,029    $       181,676
*# Citizens, Inc. Class A                                                57,326            390,963
   City Holding Co.                                                      30,086            903,182
 * CKE Restaurants, Inc.                                                103,800          1,050,456
   Clarcor, Inc.                                                         45,700          1,938,137
 * Clark, Inc.                                                           31,124            544,048
 * Clarus Corp.                                                          29,800            353,428
*# Clayton Williams Energy, Inc.                                          9,200            211,048
*# Clean Harbors, Inc.                                                   25,100            182,979
 * Clearone Communications, Inc.                                         11,300             66,387
   Cleco Corp.                                                           84,700          1,469,545
 * Cleveland Cliffs, Inc.                                                19,200            900,288
*# ClickAction, Inc. Escrow                                               7,900                395
   Clinical Data Inc                                                      1,787             20,157
 * Closure Medical Corp.                                                 25,642            638,999
 * CMG Information Services, Inc.                                        66,700            131,399
*# CMS Energy Corp.                                                     273,775          2,359,940
 * CNA Surety Corp.                                                      67,918            706,347
*# CNE Group, Inc.                                                        2,000                820
 * CNET Networks, Inc.                                                  241,100          2,329,026
   CNS, Inc.                                                             24,800            249,736
   Coachmen Industries, Inc.                                             28,000            452,480
 * Coast Dental Services, Inc.                                            2,066              6,405
   Coast Distribution System                                              5,600             35,784
 * Coastcast Corp.                                                        7,600             16,340
   CoBiz, Inc.                                                           12,825            177,498
 * Cobra Electronics Corp.                                                6,100             54,717
   Coca-Cola Bottling Co. Consolidated                                    6,000            333,420
*# Coeur d'Alene Mines Corp.                                            457,200          2,144,268
 * Cogent Communications Group, Inc.                                      8,913              3,565
   Cognex Corp.                                                          64,800          2,147,472
 * Cognitronics Corp.                                                     4,250             15,045
 * Coherent, Inc.                                                        53,846          1,458,688
   Cohu, Inc.                                                            38,600            731,470
*# Coinstar, Inc.                                                        38,200            664,680
 * Coldwater Creek, Inc.                                                 23,850            634,648
   Cole (Kenneth) Productions, Inc.
     Class A                                                             19,450            636,987
 * Cole National Corp. Class A                                           14,800            336,108
 * Collagenex Pharmaceuticals, Inc.                                      25,400            249,428
 * Collins & Aikman Corp.                                               142,960            759,118
   Collins Industries, Inc.                                               7,000             39,970
   Columbia Banking System, Inc.                                         25,547            542,107
 * Columbia Laboratories, Inc.                                           71,600            219,096
 * Columbus McKinnon Corp.                                               25,800            136,714
 * Comarco, Inc.                                                         10,200             72,624
 * Comdial Corp.                                                            600              1,560
 * Comforce Corp.                                                        13,277             26,288
 * Comfort Systems USA, Inc.                                             65,500            461,775
   Commerce Group, Inc.                                                  33,100          1,500,092
*# Commerce One, Inc.                                                    51,000             52,020
   Commercial Bancshares, Inc.                                            5,665            144,741
   Commercial Federal Corp.                                              71,900          2,014,638
   Commercial Metals Co.                                                 52,300          1,574,230
   Commercial National Financial Corp.                                    3,200             80,800
 * Commonwealth Industries, Inc.                                         28,815            257,894
*# Commonwealth Telephone
     Enterprises, Inc.                                                   38,100          1,615,440
*# Commscope, Inc.                                                      110,400          1,904,400
   Communications Systems, Inc.                                           8,200             64,780
   Community Bank System, Inc.                                           48,600          1,070,172

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Community Bankshares, Inc.                                               210    $         3,906
   Community First Bankshares, Inc.                                      63,200          2,028,720
   Community Trust Bancorp, Inc.                                         13,730            427,964
   Community West Bancshares                                              5,500             46,612
 * Competitive Technologies, Inc.                                         6,100             22,265
 * Compex Technologies, Inc.                                             21,854            130,687
 * Compucom Systems, Inc.                                                90,241            405,182
 * CompuCredit Corp.                                                     81,131          1,423,038
*# Compudyne Corp.                                                       14,404            143,320
 * Computer Access Technology Corp.                                      41,000            190,650
 * Computer Horizons Corp.                                               37,400            133,518
 * Computer Network Technology Corp.                                     47,000            283,880
   Computer Programs & Systems, Inc.                                     18,000            349,020
 * Computer Task Group, Inc.                                             35,900            156,165
 * CompX International, Inc.                                              5,100             82,875
 * Comstock Resources, Inc.                                              62,400          1,173,744
 * Comtech Telecommunications Corp.                                      25,600            454,144
 * Concepts Direct, Inc.                                                    700                124
 * Conceptus, Inc.                                                       44,836            467,639
 * Concord Camera Corp.                                                  48,356            149,420
 * Concord Communications, Inc.                                          30,000            342,600
 * Concur Technologies, Inc.                                             57,631            625,873
 * Concurrent Computer Corp.                                            106,000            214,120
 * Conexant Systems, Inc.                                               237,333          1,120,212
 * Congoleum Corp. Class A                                                3,600              8,100
 * Conmed Corp.                                                          53,111          1,351,675
   Connecticut Water Services, Inc.                                       7,600            191,132
*# Connetics Corp.                                                       63,400          1,354,858
 * Conrad Industries, Inc.                                                7,200             16,358
 * Consolidated Freightways Corp.                                           550                  1
 * Consolidated Graphics, Inc.                                           24,282            974,922
   Consolidated Tokoma Land Co.                                           6,100            204,045
 * Consumer Portfolio Services, Inc.                                      1,500              6,735
*# Continental Airlines, Inc.                                           119,100          1,273,179
 * Continental Materials Corp.                                              200              5,858
*# Convera Corp.                                                         60,916            173,001
 * Convergence Systems, Inc.                                                  1                 45
*# Cooker Restaurant Corp.                                                6,500                 39
   Cooper Companies, Inc.                                                39,200          2,163,840
   Cooper Tire & Rubber Co.                                              83,900          1,769,451
   Cooperative Bankshares, Inc.                                           1,400             32,200
 * Copart, Inc.                                                         134,800          3,322,820
*# Copper Mountain Networks, Inc.                                        11,310            143,524
*# Corautus Genetics, Inc.                                                1,542              8,866
 * Core Molding Technologies, Inc.                                        7,700             26,950
 * Corillian Corp.                                                       63,800            307,516
 * Corinthian Colleges, Inc.                                             18,900            536,949
 * Corio, Inc.                                                          108,400            244,984
 * Corixa Corp.                                                         100,097            507,492
   Corn Products International, Inc.                                     57,600          2,498,688
 * Cornell Companies, Inc.                                               23,800            317,730
 * Correctional Services Corp.                                           20,512             63,587
 * Corrections Corporation of America                                    63,100          2,414,206
 * Corrpro Companies, Inc.                                                7,275             12,076
   Corus Bankshares, Inc.                                                50,444          1,971,352
 * Corvel Corp.                                                          10,900            253,207
 * Cosine Communications, Inc.                                           16,721             66,550
 * Cost Plus, Inc.                                                       39,175          1,288,466
 * CoStar Group, Inc.                                                    32,391          1,340,340
 * Cost-U-Less, Inc.                                                      3,000             17,310
   Cotton States Life Insurance Co.                                       6,330            125,809
   Courier Corp.                                                          4,275    $       166,853
 * Covansys Corp.                                                        48,200            524,416
 * Covenant Transport, Inc. Class A                                      22,130            346,777
 * Covista Communications, Inc.                                           3,000              9,000
   CPAC, Inc.                                                             5,120             29,645
 * CPI Aerostructures, Inc.                                               9,566            102,356
   CPI Corp.                                                             11,200            173,824
   Craftmade International, Inc.                                          8,700            180,960
   Crawford & Co. Class A                                                27,300            133,224
   Crawford & Co. Class B                                                25,300            125,235
 * Cray, Inc.                                                           127,300          1,003,124
*# Credence Systems Corp.                                               114,047          1,597,798
 * Credit Acceptance Corp.                                               71,369          1,074,103
*# Cree Research, Inc.                                                   51,000          1,173,510
 * Critical Path, Inc.                                                   33,200             63,080
 * Criticare Systems, Inc.                                               20,300             62,930
   Crompton Corp.                                                       206,100          1,230,417
 * Cross (A.T.) Co. Class A                                              14,700             82,908
 * Cross Country Healthcare, Inc.                                        55,657            924,463
 * Crossroads Systems, Inc.                                              42,500             77,435
 * Crown Andersen, Inc.                                                   1,000              1,750
 * Crown Financial Group, Inc.                                            6,600              7,920
 * Crown Holdings, Inc.                                                 247,400          2,209,282
 * Crown Media Holdings, Inc.                                           127,651          1,155,242
*# Cryolife, Inc.                                                        41,800            213,180
 * CSG Systems International, Inc.                                       96,800          1,847,912
 * CSK Auto Corp.                                                        83,600          1,433,740
 * CSP, Inc.                                                              3,500             25,203
   CSS Industries, Inc.                                                  12,900            450,210
   CT Communications, Inc.                                               30,860            422,782
   CTS Corp.                                                             64,959            708,053
   Cubic Corp.                                                           48,100          1,082,731
 * Cubist Pharmaceuticals, Inc.                                          72,425            719,904
 * Culp, Inc.                                                            19,600            145,040
 * Cumulus Media, Inc. Class A                                           90,093          1,670,324
 * CUNO, Inc.                                                            30,408          1,395,119
 * CuraGen Corp.                                                         85,560            427,800
 * Curative Health Services Inc.                                         23,100            243,012
 * Curis, Inc.                                                           74,150            330,635
   Curtiss-Wright Corp.                                                  11,600            545,780
   Cutter & Buck, Inc.                                                   18,524            191,909
 * CV Therapeutics, Inc.                                                 56,405            737,777
   CVB Financial Corp.                                                   87,076          1,809,439
 * Cyberguard Corp.                                                      42,022            355,506
 * Cyberonics, Inc.                                                      42,100            826,002
 * Cyberoptics Corp.                                                     14,300            299,013
 * Cybersource Corp.                                                     59,900            506,155
 * Cybex International, Inc.                                              8,700             32,538
*# Cycle Ctry Acc                                                         6,300             33,705
*# CycleLogic, Inc.                                                          29                  3
 * Cygnus, Inc.                                                           1,300                338
 * Cymer, Inc.                                                           63,700          2,344,160
   Cytec Industries, Inc.                                                62,000          2,496,740
 * Cytogen Corp.                                                         27,070            351,910
*# Cytrx Corp.                                                            1,700              2,074
   D & K Healthcare Resources, Inc.                                      28,330            339,110
 * D A Consulting Group, Inc.                                             6,700                 37
   D&E Communications, Inc.                                              17,374            225,167
 * Daily Journal Corp.                                                      200              6,600
 * Daktronics, Inc.                                                      33,879            791,075
*# Dan River, Inc. Class A                                               27,400              2,945

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Danielson Holding Corp.                                               33,400    $       318,636
 * Darling International, Inc.                                          114,700            395,715
 * Data I/O Corp.                                                         7,600             21,736
 * Data Systems & Software, Inc.                                          7,300             12,191
 * Datakey, Inc.                                                          1,000                750
 * Datalink Corp.                                                        13,300             48,545
 * Dataram Corp.                                                         14,400            115,920
   Datascope Corp.                                                       26,634            924,999
 * Datastream Systems, Inc.                                              20,100            125,826
 * Datatec Systems, Inc.                                                  7,000              3,605
 * DataTRAK International, Inc.                                           5,200             57,460
 * Datawatch Corp.                                                        4,132             17,437
 * Dave and Busters, Inc.                                                13,200            246,840
 * Davel Communications, Inc.                                                94                  1
 * Dawson Geophysical Co.                                                 5,400             80,190
 * Daxor Corp.                                                            4,600             96,830
   Deb Shops, Inc.                                                       19,299            462,983
 * Deckers Outdoor Corp.                                                  9,200            230,000
 * Decora Industries, Inc.                                                5,500                 32
   Decorator Industries, Inc.                                             2,762             22,096
 * Del Global Technologies Corp.                                         10,927             24,859
 * Del Laboratories, Inc.                                                 9,506            273,773
 * Delphax Technologies, Inc.                                             6,100             39,040
   Delphi Financial Group, Inc. Class A                                  46,350          1,866,978
*# Delta Air Lines, Inc.                                                195,200          1,190,720
   Delta and Pine Land Co.                                               68,900          1,597,102
   Delta Apparel, Inc.                                                    5,240            118,319
 * Delta Financial Corp.                                                 28,900            176,001
   Delta Natural Gas Co., Inc.                                            2,800             65,016
 * Delta Woodside Industries, Inc.                                        5,850              7,897
   Deltic Timber Corp.                                                   21,771            772,435
 * Denali, Inc.                                                           4,300                430
 * Denbury Resources, Inc.                                               98,100          1,805,040
 * Dendreon Corp.                                                       103,881          1,137,497
 * Dendrite International, Inc.                                          73,874          1,240,344
 * Department 56, Inc.                                                   23,700            374,460
*# DepoMed, Inc.                                                         78,000            593,580
 * Detrex Corp.                                                             500                787
 * Devcon International Corp.                                             3,600             41,400
 * DHB Industries, Inc.                                                  73,300            691,219
   Diagnostic Products Corp.                                             52,200          2,198,664
*# Diametrics Medical, Inc.                                               2,500                275
 * DiamondCluster International, Inc.                                    58,884            570,586
 * Diedrich Coffee, Inc.                                                  4,025             15,899
 * Digene Corp.                                                          35,000          1,365,350
 * Digi International, Inc.                                              37,548            390,124
 * Digimarc Corp.                                                        37,265            421,094
*# Digital Angel Corp.                                                   55,000            177,100
*# Digital Generation Systems, Inc.                                     114,900            166,605
 * Digital Impact, Inc.                                                  56,900            101,282
 * Digital Insight Corp.                                                 63,100          1,219,092
*# Digital Lightwave, Inc.                                               49,700             81,508
 * Digital River, Inc.                                                   57,000          1,790,370
 * Digitas, Inc.                                                        113,157          1,046,702
   Dime Community Bancorp, Inc.                                          67,700          1,157,670
   Dimon, Inc.                                                           78,529            482,953
 * Diodes, Inc.                                                          12,150            265,234
 * Dionex Corp.                                                          38,310          1,929,292
 * Directrix, Inc.                                                          813                  3
 * Discovery Partners International                                      41,953            217,736
 * Display Technologies, Inc.                                            11,330                 23
   Distributed Energy Systems Corp.                                      59,250    $       189,600
 * Ditech Communications Corp.                                           58,480          1,205,273
 * Diversa Corp.                                                         77,608            730,291
 * Diversified Corporate Resources, Inc.                                    800              1,120
 * Dixie Group, Inc.                                                     18,500            218,485
 * Dixon Ticonderoga Co.                                                  1,900              7,125
 * DJ Orthopedics, Inc.                                                  38,800            905,204
 * DLB Oil & Gas, Inc.                                                    1,300                  0
 * DocuCorp International, Inc.                                          18,773            167,643
 * Document Sciences Corp.                                               14,200             74,962
 * Dollar Thrifty Automotive Group, Inc.                                 45,400          1,190,388
 * Dominion Homes, Inc.                                                   5,800            176,958
   Donegal Group, Inc. Class A                                            6,066            127,265
   Donegal Group, Inc. Class B                                            2,933             60,185
 * Dot Hill Systems Corp.                                                70,760            672,220
 * DoubleClick, Inc.                                                    164,482          1,394,807
 * DOV Pharmaceutical, Inc.                                              30,394            457,734
   Dover Downs Gaming &
     Entertainment, Inc.                                                  9,910            106,235
   Dover Motorsports, Inc.                                               26,200            120,258
   Downey Financial Corp.                                                36,476          1,929,580
*# DPAC Technologies Corp.                                               20,900             16,469
 * Drew Industries, Inc.                                                 18,400            685,400
*# Drexler Technology Corp.                                              20,500            348,500
 * Dril-Quip, Inc.                                                       31,100            513,772
 * DRS Technologies, Inc.                                                48,500          1,357,515
 * Drugstore.com, Inc.                                                  133,100            617,584
 * DSP Group, Inc.                                                       51,900          1,366,008
 * DT Industries, Inc.                                                   10,300                335
 * Duane Reade, Inc.                                                     36,021            594,346
 * Duckwall-ALCO Stores, Inc.                                             4,100             70,684
 * Ducommun, Inc.                                                        17,100            322,335
 * DuPont Photomasks, Inc.                                               32,755            723,230
   Duquesne Light Holdings, Inc.                                        104,700          2,013,381
 * Dura Automotive Systems, Inc.                                         28,100            265,826
 * DuraSwitch Industries, Inc.                                           10,500             31,384
 * Duratek, Inc.                                                         13,500            175,500
*# Durect Corp.                                                          91,387            322,596
*# DUSA Pharmaceuticals, Inc.                                            29,500            311,520
 * DVI, Inc.                                                             11,300                186
 * Dyax Corp.                                                            56,000            551,600
 * Dycom Industries, Inc.                                                87,266          2,154,598
*# Dynacq Healthcare, Inc.                                               22,200            139,860
 * Dynamex, Inc.                                                         19,900            261,486
 * Dynamic Materials Corp.                                                2,000              6,120
 * Dynamics Research Corp.                                               14,598            239,553
 * Dynegy, Inc.                                                          84,700            371,833
*# E Com Ventures, Inc.                                                   2,175             20,119
 * E-Loan, Inc.                                                         108,400            264,496
   E-Z-EM, Inc.                                                           8,562            160,109
 * E.piphany, Inc.                                                      127,687            600,129
   Eagle Materials, Inc.                                                 25,000          1,667,500
 * EarthLink, Inc.                                                      198,575          1,993,693
   East West Bancorp, Inc.                                               41,300          2,505,671
   Eastern Co.                                                            4,950             77,913
 * EasyLink Services Corp.                                                7,969             10,200
 * Echelon Corp.                                                         72,571            778,687
 * Eclipsys Corp.                                                        17,600            244,288
 * eCollege.com                                                          36,200            609,246
   Ecology & Environment, Inc. Class A                                    2,000             20,000
   Edelbrock Corp.                                                        5,470             82,323

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Eden Bioscience Corp.                                                 12,800    $        14,080
*# EDGAR Online, Inc.                                                    16,400             16,072
 * Edge Petroleum Corp.                                                  23,100            319,935
 * Edgewater Technology, Inc.                                            11,569             71,612
   Edo Corp.                                                             35,800            768,984
   Educational Development Corp.                                          1,800             19,611
   EFC Bancorp, Inc.                                                      4,600            109,250
 * EFJ, Inc.                                                              7,800             64,740
 * eFunds Corp.                                                          86,006          1,376,956
 * EGL, Inc.                                                             84,700          1,937,936
 * El Paso Electric Co.                                                 108,600          1,569,270
 * Elcom International, Inc.                                              3,500                560
   Electro Rent Corp.                                                    39,266            429,570
 * Electro Scientific Industries, Inc.                                   33,300            760,239
 * Electroglas, Inc.                                                     37,600            197,400
 * Electronics Boutique Holdings Corp.                                   44,730          1,232,759
 * Electronics for Imaging, Inc.                                         84,900          2,356,824
 * Elizabeth Arden, Inc.                                                 42,200            930,088
   ElkCorp                                                               35,300            875,440
 * eLoyalty Corp.                                                         6,700             42,411
 * ELXSI Corp.                                                            1,800              6,570
 * Embarcadero Technologies, Inc.                                        47,750            541,007
 * Embrex, Inc.                                                          14,600            188,048
   EMC Insurance Group, Inc.                                             11,300            229,164
 * Emcor Group, Inc.                                                     27,100          1,148,498
 * EMCORE Corp.                                                          65,111            192,729
 * Emerging Vision, Inc.                                                 25,700              3,341
 * Emeritus Corp.                                                        14,100             80,370
 * Emerson Radio Corp.                                                   45,422            152,164
 * Emisphere Technologies, Inc.                                          33,000            167,640
 * Emmis Communications Corp.
     Class A                                                             82,800          1,805,040
   Empire District Electric Co.                                          45,400            908,908
 * EMS Technologies, Inc.                                                19,932            433,720
 * En Pointe Technologies, Inc.                                           6,500             12,285
 * Encore Acquisition Co.                                                54,800          1,539,880
 * Encore Capital Grooup, Inc.                                           31,700            483,108
 * Encore Medical Corp.                                                  74,500            520,010
 * Encore Wire Corp.                                                     25,965            791,024
 * Encysive Pharmaceuticals, Inc.                                        94,800            871,686
 * Endocardial Solutions, Inc.                                           39,300            382,389
 * Endocare, Inc.                                                        25,800             76,755
 * Endologix, Inc.                                                       57,000            281,580
   Energen Corp.                                                         41,300          1,850,240
 * Energy Conversion Devices, Inc.                                       43,105            540,106
 * Energy Partners, Ltd.                                                 58,000            769,660
 * Energy West, Inc.                                                      3,900             25,545
   EnergySouth, Inc.                                                      7,971            290,304
 * Enesco Group, Inc.                                                    25,600            246,528
   Engineered Support Systems, Inc.                                      45,881          2,404,164
 * ENGlobal Corp.                                                         1,700              2,839
 * Enherent Corp.                                                        17,400              2,610
*# Enlighten Software Solutions, Inc.                                     1,600                  3
   Ennis Business Forms, Inc.                                            28,800            444,960
 * EnPro Industries, Inc.                                                35,200            680,768
 * Entegris, Inc.                                                       125,864          1,428,556
 * Enterrasys Networks, Inc.                                            378,100            741,076
 * Entravision Communications Corp.                                     106,817            865,218
 * Entremed, Inc.                                                        66,600            141,858
 * Entrust, Inc.                                                        114,400            526,240
 * Environmental Elements Corp.                                           5,000                775
 * Environmental Technologies Corp.                                       3,700    $            26
 * Environmental Tectonics Corp.                                          7,100             52,540
 * Enzo Biochem, Inc.                                                    53,066            708,962
 * Enzon Pharmaceuticals, Inc.                                           51,600            741,492
 * EP Medsystems, Inc.                                                   14,900             43,210
 * EpicEdge, Inc.                                                        21,900                208
 * Epicor Software Corp.                                                 79,442          1,063,728
 * Epimmune, Inc.                                                        22,900             39,159
 * EPIQ Systems, Inc.                                                    31,150            455,724
 * EPIX Medical, Inc.                                                    40,828            997,428
 * ePlus, Inc.                                                           14,300            168,454
 * ePresence, Inc.                                                       25,100            101,404
*# Equimed Inc. Nevis                                                     2,250                  0
 * Equinix, Inc.                                                         27,300            858,585
 * Equity Marketing, Inc.                                                 5,700             73,188
 * Equity Oil Co.                                                        16,000             68,000
*# eResearch Technology, Inc.                                            92,100          2,329,209
 * Ergo Science Corp.                                                     7,150             17,160
   ESB Financial Corp.                                                   11,762            149,142
*# Escalon Medical Corp.                                                  3,200             43,456
 * Esco Technologies, Inc.                                               23,200          1,143,760
 * eSpeed, Inc.                                                          50,500            957,985
   Espey Manufacturing & Electronics
     Corp.                                                                  400              9,044
 * ESS Technology, Inc.                                                  70,800            811,368
 * Esterline Technologies Corp.                                          36,500            919,070
   Ethan Allen Interiors, Inc.                                           34,800          1,356,156
 * Ethyl Corp.                                                           30,300            608,121
 * Euronet Worldwide, Inc.                                               53,952          1,240,356
 * European Micro Holdings, Inc.                                          4,600                264
 * Evans & Sutherland Computer Corp.                                     10,400             51,844
 * Evans Systems, Inc.                                                    4,000                360
 * Evercel, Inc.                                                            766                295
 * Evergreen Resources, Inc.                                             58,700          2,221,795
*# Evergreen Solar, Inc.                                                 26,400             79,992
 * Everlast Worldwide, Inc.                                               1,500              4,050
   EverTrust Financial Group, Inc.                                        2,850             55,461
 * Evolving Systems, Inc.                                                12,600             50,148
*# Exabyte Corp.                                                          1,000                830
 * Exact Sciences Corp.                                                  44,505            281,272
 * Exactech, Inc.                                                        10,800            216,000
 * Exar Corp.                                                            70,108          1,116,820
 * Excel Technology, Inc.                                                20,400            657,900
 * Exelixis, Inc.                                                       124,818          1,150,822
 * Exponent, Inc.                                                         6,700            167,031
 * ExpressJet Holdings, Inc.                                             88,400          1,053,728
 * Extended Systems, Inc.                                                11,100             55,167
 * Extreme Networks, Inc.                                               202,100          1,075,172
 * Exult, Inc.                                                          192,081          1,187,061
 * Ezcorp, Inc. Class A Non-Voting                                       10,800             87,804
 * Ezenia! Inc.                                                             200                140
   F.N.B. Corp.                                                          81,720          1,631,131
 * F5 Networks, Inc.                                                     61,300          1,819,997
 * Fab Industries, Inc.                                                   5,200             18,200
*# Factory 2-U Stores, Inc.                                              26,949             25,332
 # Factset Research Systems, Inc.                                        57,000          2,491,470
 * Fairchild Corp. Class A                                               40,052            180,234
 * Falcon Products, Inc.                                                 11,800             44,250
*# FalconStor Software, Inc.                                             81,300            562,596
 * Famous Dave's of America, Inc.                                        22,120            174,129
 * Fargo Electronics                                                     22,200            252,192

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Farmer Brothers Co.                                                   19,000    $       542,640
 * Faro Technologies, Inc.                                               24,400            652,456
   FBL Financial Group, Inc. Class A                                     38,700          1,097,919
 * Featherlite, Inc.                                                      6,500             29,185
   Fedders Corp.                                                         53,810            238,916
   Federal Screw Works                                                    1,562             58,263
 # Federal Signal Corp.                                                  84,700          1,508,507
*# Federal-Mogul Corp.                                                   57,900             15,343
 * FEI Co.                                                               58,700          1,464,565
 * Female Health Co.                                                      9,300             29,295
   Ferro Corp.                                                           73,800          1,889,280
   FFLC Bancorp                                                           5,400            137,322
 * Fibermark, Inc.                                                        3,000                300
*# Fiberstars, Inc.                                                      10,900             92,966
   Fidelity Bankshares, Inc.                                             27,022            914,424
 * Fidelity Federal Bancorp                                               2,500              4,200
   Fidelity Southern Corp.                                                8,800            118,800
 * Filenet Corp.                                                         69,380          1,897,543
 * Financial Federal Corp.                                               32,500          1,015,300
 * Financial Industries Corp.                                            12,482            142,919
 * Findwhat.Com                                                          39,600            917,136
*# Finisar Corp.                                                        333,296            663,259
 * Finish Line, Inc. Class A                                             34,100          1,135,530
 * Finishmaster, Inc.                                                       800              8,140
 * Finlay Enterprises, Inc.                                              19,000            372,020
 * Firebrand Financial Group, Inc.                                        9,100                328
   First Albany Companies, Inc.                                           9,098             95,256
 * First Aviation Services, Inc.                                          6,200             30,132
   First Bancorp                                                          6,210            189,405
 * First Cash Financial Services, Inc.                                   29,000            597,400
   First Charter Corp.                                                   52,633          1,102,135
   First Citizens Bancshares, Inc.                                        1,300            150,800
   First Commonwealth Financial Corp.                                   104,509          1,391,015
   First Community Bancorp                                               27,000            980,100
   First Community Bancshares, Inc.                                       5,500            148,500
 * First Consulting Group, Inc.                                          44,128            230,348
   First Defiance Financial Corp.                                         6,859            171,612
   First Federal Bancshares of
     Arkansas, Inc.                                                       5,800            117,160
   First Federal Capital Corp.                                           38,084          1,033,600
   First Financial Bancorp                                               78,048          1,329,157
   First Financial Bankshares, Inc.                                      15,395            624,267
   First Financial Corp.                                                  2,550             74,001
   First Financial Holdings, Inc.                                        22,600            666,700
   First Franklin Corp.                                                     300              5,550
 * First Horizon Pharmaceutical Corp.                                    64,564          1,144,397
   First Indiana Corp.                                                   26,617            525,153
 * First Investors Financial Services
     Group, Inc.                                                          5,400             29,538
   First Keystone Financial, Inc.                                         2,000             54,000
   First M&F Corp.                                                        2,100             69,489
 * First Mariner Bank Corp.                                               4,900             87,367
   First Merchants Corp.                                                 32,408            778,764
   First Midwest Bancorp, Inc.                                            7,375            252,594
   First Midwest Financial, Inc.                                          2,400             53,760
   First Mutual Bancshares, Inc.                                          5,013            116,251
   First National Bankshares of Florida                                  28,320            551,107
   First Niagara Financial Group, Inc.                                  142,929          1,779,466
   First Oak Brook Bancshares, Inc.
     Class A                                                              3,150             91,350
   First PacTrust Bancorp, Inc.                                           8,200            176,710
   First Place Financial Corp.                                           22,751    $       374,026
   First Republic Bank                                                   27,350          1,114,786
   First SecurityFed Financial, Inc.                                      4,400            155,540
   First Sentinel Bancorp, Inc.                                          41,508            866,687
   First State Bancorporation                                            12,876            408,555
   First United Corp.                                                     3,500             73,360
 * First Virtual Communications, Inc.                                     4,150              6,557
   First Years, Inc.                                                      8,100            135,675
   Firstbank Corp.                                                        2,835             75,269
   FirstBank NW Corp.                                                     2,928             76,860
 * FirstCity Financial Corp.                                             18,200            141,960
 * FirstFed Financial Corp.                                              30,700          1,267,603
 * Firstwave Technologies, Inc.                                           2,600              7,774
 * Fischer Imaging Corp.                                                  9,100             26,845
   Flag Financial Corp.                                                   6,500             81,250
   Flagstar Bancorp, Inc.                                               103,400          2,229,304
 * Flamemaster Aerospace Corp.
     Restricted                                                               4                  0
   Flamemaster Corp.                                                        278              1,162
 * Flanders Corp.                                                        45,560            325,754
 * Fleetwood Enterprises, Inc.                                           70,500            944,700
*# Fleming Companies, Inc.                                               15,082                 72
   Flexsteel Industries, Inc.                                             6,100            131,882
 * Flir Systems, Inc.                                                    55,800          2,745,360
 * Florida Banks, Inc.                                                    5,700            119,472
   Florida East Coast Industries, Inc.                                   57,400          2,076,732
   Florida Public Utilities Co.                                           3,866             73,454
   Florida Rock Industries, Inc.                                         39,850          1,584,037
 * Flow International Corp.                                              27,600             77,280
   Flowers Foods, Inc.                                                   79,925          1,867,847
 * Flowserve Corp.                                                       96,700          2,025,865
   Flushing Financial Corp.                                              33,714            590,332
 * FMC Corp.                                                             59,000          2,393,630
   FMS Financial Corp.                                                    3,300             56,100
   FNB Corp.                                                              2,700             52,380
   FNB Financial Services Corp.                                           2,625             48,562
*# Foamex International, Inc.                                            41,000            184,090
 * FOCUS Enhancements, Inc.                                               3,132              4,316
 * Foodarama Supermarkets, Inc.                                           1,100             44,275
   Foothill Independent Bancorp                                           6,555            133,788
*# Footstar, Inc.                                                        27,600            120,060
   Forest City Enterprises, Inc. Class B                                  4,500            226,125
 * Forest Oil Corp.                                                      75,170          1,871,733
 * Forgent Networks, Inc.                                                39,400             50,432
 * Forrester Research, Inc.                                              37,384            684,875
 * Forward Air Corp., Inc.                                               38,750          1,195,437
 * Fossil, Inc.                                                          94,218          2,238,620
 * Foster (L.B.) Co. Class A                                             10,000             78,000
*# Foster Wheeler, Ltd.                                                  40,600             47,908
 * Fountain Powerboat Industries, Inc.                                    4,700             22,560
*# FPIC Insurance Group, Inc.                                            17,946            484,542
   Frankfort First Bancorp, Inc.                                            850             18,156
 * Frankfort Tower Industries, Inc.                                      14,700                 73
 # Franklin Bancorp, Inc.                                                 3,489             69,431
 * Franklin Covey Co.                                                    19,300             47,285
   Franklin Electric Co., Inc.                                           10,800            686,880
 * Franklin Electronic Publishers, Inc.                                   7,900             33,812
   Fred's, Inc.                                                          70,450          1,480,859
 * FreeMarkets, Inc.                                                     67,900            463,078
   Frequency Electronics, Inc.                                            8,300            116,532
   Fresh Brands, Inc.                                                     5,100             42,131

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Fresh Choice, Inc.                                                     5,900    $         9,794
 * Friede Goldman Halter, Inc.                                            1,083                  2
   Friedman Industries, Inc.                                              6,158             24,016
   Friedmans, Inc. Class A                                               35,240            111,358
 * Friendly Ice Cream Corp.                                               7,300             96,214
   Frisch's Restaurants, Inc.                                             4,900            139,895
 * Frontier Airlines, Inc.                                               59,961            557,637
   Frontier Oil Corp.                                                    47,800            945,006
 * Frozen Food Express Industries, Inc.                                  27,607            189,108
   FSF Financial Corp.                                                    2,300             79,580
 * FSI International, Inc.                                               50,700            349,323
 * FTI Consulting, Inc.                                                  76,425          1,280,119
 * FuelCell Energy, Inc.                                                 85,854          1,362,503
   Fuller (H.B.) Co.                                                     51,309          1,374,568
*# FX Energy, Inc.                                                       19,400            162,378
   G & K Services, Inc. Class A                                          34,200          1,345,770
 * G-III Apparel Group, Ltd.                                              6,700             60,400
   GA Financial, Inc.                                                     5,300            185,606
   Gabelli Asset Management, Inc.                                        11,100            465,312
 * Gadzooks, Inc.                                                        13,600             24,140
 * Gaiam, Inc.                                                            5,500             33,440
 * Galaxy Nutritional Foods, Inc.                                        11,500             22,425
 * Galey & Lord, Inc.                                                     6,400                 32
*# Galyan's Trading Co.                                                  29,537            296,847
 * GameStop Corp.                                                        37,700            588,874
   GameTech International, Inc.                                          11,100             50,061
 * Gardenburger, Inc.                                                     4,000                880
 * Gardner Denver Machinery, Inc.                                        34,688            908,479
 * Gartner Group, Inc.                                                   80,500            986,125
 * Gateway, Inc.                                                        140,600            569,430
   GATX Corp.                                                            85,200          2,054,172
 * Gaylord Entertainment Co.                                             69,463          1,997,061
   GB & T Bancshares, Inc.                                                  700             19,089
 * GC Companies, Inc.                                                       200                125
 * Gehl Co.                                                               8,900            151,211
 * Genaera Corp.                                                         23,000             82,110
 * Genaissance Pharmaceuticals, Inc.                                     41,300            180,027
   Gencorp, Inc.                                                         80,111            910,061
 * Gene Logic, Inc.                                                      66,682            262,727
 * Genecor International, Inc.                                          102,608          1,541,172
 * Genelabs Technologies, Inc.                                          149,610            388,986
 * General Binding Corp.                                                 13,300            178,619
 * General Cable Corp.                                                   70,700            566,307
 * General Communications, Inc.
     Class A                                                             92,600            734,318
 * General DataComm Industries, Inc.                                      1,310                458
 * General Employment Enterprises,
     Inc.                                                                 3,100              4,820
 * Genesco, Inc.                                                         39,200            983,920
 * Genesee & Wyoming, Inc.                                               33,750            771,525
 * Genesee Corp. Class B                                                    200                765
 * Genesis HealthCare Corp.                                              31,450            814,240
 * Genesis Microchip, Inc.                                               37,462            605,011
 * Geneva Financial Corp.                                                 2,600              1,950
 * Genlyte Group, Inc.                                                   24,500          1,439,865
*# Genta, Inc.                                                          131,800            303,140
 * Gentek, Inc.                                                          10,900                 44
 * Gentiva Health Services, Inc.                                         13,950            221,526
*# Genus, Inc.                                                           67,221            174,707
 * GenVec, Inc.                                                          90,669            286,514
   Georgia Gulf Corp.                                                    58,600          1,981,852
 * Gerber Scientific, Inc.                                               38,600    $       240,864
 * Geron Corp.                                                           73,209            539,550
   Gevity HR, Inc.                                                       35,000            917,350
 * Giant Group, Ltd.                                                      2,200              5,225
 * Giant Industries, Inc.                                                20,800            389,376
   Gibraltar Steel Corp.                                                 18,600            538,470
 * Giga-Tronics, Inc.                                                     4,600              7,314
   Glacier Bancorp, Inc.                                                 43,660          1,153,497
 * Glacier Water Services, Inc.                                           3,600             66,456
   Glatfelter (P.H.) Co.                                                 75,600            925,344
 * Glenayre Technologies, Inc.                                          113,627            287,476
 * Global e-Point, Inc.                                                   3,008             11,882
 * Global Imaging Systems, Inc.                                          39,500          1,337,470
 * Global Payment Technologies, Inc.                                      5,500             20,185
 * Global Power Equipment Group, Inc.                                    83,400            552,942
 * Globecomm Systems, Inc.                                               16,500             96,690
*# Glowpoint, Inc.                                                       49,850            108,174
 * GoAmerica, Inc.                                                        2,850              2,562
   Gold Banc Corp.                                                       63,565          1,041,195
   Golden Enterprises, Inc.                                              11,800             34,338
 * Golden State Vintners, Inc.                                            5,100             41,667
 * Goodrich Petroleum Corp.                                              30,600            252,450
*# Goodyear Tire & Rubber Co.                                           180,900          1,573,830
   Goody's Family Clothing, Inc.                                         43,942            524,667
*# GoRemote Internet Communications,
     Inc.                                                                64,900            129,800
   Gorman-Rupp Co.                                                        7,975            211,337
 * Gottschalks, Inc.                                                     12,700             65,786
 * GP Strategies Corp.                                                   14,560            109,200
 * Gradco Systems, Inc.                                                     230              2,254
 * Graftech International, Ltd.                                         171,300          1,627,350
   Graham Corp.                                                           1,000             11,000
   Granite Construction, Inc.                                            74,600          1,409,940
 * Graphic Packaging Corp.                                              102,600            662,796
   Gray Television, Inc.                                                 74,060          1,043,505
   Gray Television, Inc. Class A                                          6,800             87,040
   Great American Financial Resources,
     Inc.                                                                18,300            279,075
 * Great Atlantic & Pacific Tea Co., Inc.                                69,300            480,249
   Great Lakes Chemical Corp.                                            91,200          2,259,936
   Great Southern Bancorp, Inc.                                           6,800            378,896
   Greater Bay Bancorp                                                   72,446          2,079,925
   Greater Communications Bancorp                                         3,600             50,580
 * Green Mountain Coffee, Inc.                                           12,200            245,342
   Green Mountain Power Corp.                                             7,700            197,967
 * Greenbriar Corp.                                                         674              1,938
 * Greenbrier Companies, Inc.                                            14,100            242,943
   Greene County Bancshares, Inc.                                         1,900             39,805
 * Greens Worldwide, Inc.                                                 2,502                 56
   Grey Global Group, Inc.                                                  200            151,000
 * Grey Wolf, Inc.                                                      335,300          1,223,845
 * Griffin Land & Nurseries, Inc. Class A                                 2,200             55,649
 * Griffon Corp.                                                         53,280          1,240,358
 * Gristede's Foods, Inc.                                                 1,200              1,020
 * Group 1 Automotive, Inc.                                              38,700          1,242,270
 * Group 1 Software, Inc.                                                16,450            376,047
 * Grubb & Ellis Co.                                                     14,900             15,049
 * GSI Commerce, Inc.                                                    73,754            604,783
*# GSV, Inc.                                                              1,800                216
 * GTC Biotherapeutics, Inc.                                             59,964             98,341
 * GTSI Corp.                                                            14,600            174,032

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Guaranty Bancshares, Inc.                                              3,000    $        57,375
   Guaranty Federal Bancshares, Inc.                                      3,000             59,100
 * Guess, Inc.                                                           79,080          1,217,832
*# Guilford Pharmaceuticals, Inc.                                        61,047            378,491
 * Guitar Center, Inc.                                                   43,800          1,879,020
   Gulf Island Fabrication, Inc.                                         21,537            409,203
 * Gulfmark Offshore, Inc.                                               34,200            459,990
 * Gymboree Corp.                                                        54,900            800,991
 * Ha-Lo Industries, Inc.                                                64,900                 91
 * Haemonetics Corp.                                                     44,800          1,218,560
   Haggar Corp.                                                           6,300            127,008
 * Hain Celestial Group, Inc.                                            59,188          1,047,628
 * Halifax Corp.                                                          1,000              4,500
 * Hall Kinion Associates, Inc.                                          18,000             74,520
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                              5,200             48,880
 * Hampshire Group, Ltd.                                                  4,000            115,920
   Hancock Fabrics, Inc.                                                 32,200            374,164
   Hancock Holding Co.                                                   53,400          1,467,432
   Handleman Co.                                                         41,923            939,075
 * Hanger Orthopedic Group, Inc.                                         36,252            598,158
   Hanmi Financial Corp.                                                  5,500            144,925
 * Hanover Compressor Co.                                               153,900          1,611,333
   Harbor Florida Bancshares, Inc.                                       42,898          1,204,147
   Hardinge, Inc.                                                         8,800            104,720
   Harland (John H.) Co.                                                 47,100          1,427,130
   Harleysville Group, Inc.                                              49,967            943,877
   Harleysville National Corp.                                           41,107          1,025,620
 * Harmonic, Inc.                                                       122,360            781,880
 * Harolds Stores, Inc.                                                   2,308              5,816
 * Harris Interactive, Inc.                                             106,200            790,128
   Harrodsburg First Financial Bancorp,
     Inc.                                                                 1,100             21,422
 * Hartmarx Corp.                                                        33,600            202,608
 * Harvard Bioscience, Inc.                                              52,700            247,690
 * Harvest Natural Resources, Inc.                                       63,100            801,370
 * Hastings Entertainment, Inc.                                          11,300             87,903
 * Hastings Manufacturing Co.                                               700              1,802
 * Hauppauge Digital, Inc.                                                8,800             55,977
   Haverty Furniture Co., Inc.                                           15,700            275,535
   Haverty Furniture Co., Inc. Class A                                      400              7,220
*# Hawaiian Holdings, Inc.                                               29,875            144,894
 * Hawk Corp.                                                             8,500             44,412
   Hawkins, Inc.                                                         10,200            122,502
 * Hawthorne Financial Corp.                                             17,910            630,969
 * Headwaters, Inc.                                                      59,800          1,249,820
 * HealthAxis, Inc.                                                         750              1,642
   Healthcare Services Group, Inc.                                       16,650            258,741
 * HealthExtras, Inc.                                                    66,050          1,007,262
   Heartland Express, Inc.                                               89,936          2,178,250
   Heartland Financial USA, Inc.                                          5,779            101,132
 * Hecla Mining Co.                                                     208,400          1,352,516
 * Hector Communications Corp.                                            3,500             70,000
 * HEI, Inc.                                                              6,000             15,300
   Heico Corp.                                                           16,700            245,657
   Heico Corp. Class A                                                    7,465             88,236
 * Heidrick & Struggles International,
     Inc.                                                                34,000            949,960
   Helix Technology Corp.                                                46,953            933,426
   Helmerich & Payne, Inc.                                               54,900          1,369,755
*# Hemispherx Biopharma, Inc.                                            73,500            255,045
   Henry Jack & Associates, Inc.                                         18,642    $       361,655
 * Hercules, Inc.                                                       200,800          2,124,464
 * Heritage Commerce Corp.                                                2,800             39,732
   Heritage Financial Corp.                                               7,500            142,125
 * Herley Industries, Inc.                                               25,400            521,970
 * Hexcel Corp.                                                          69,400            589,900
   HF Financial Corp.                                                     3,630             53,833
*# Hi-Shear Technology Corp.                                              8,600             27,004
 * Hi-Tech Pharmacal, Inc.                                               14,250            264,907
 * HI/FN, Inc.                                                           10,400            101,400
 * Hibbett Sporting Goods, Inc.                                          40,870          1,061,803
   Hickory Tech Corp.                                                    13,900            156,097
   Hilb Rogal Hamilton Co.                                               64,400          2,290,708
 * Hines Horticulture, Inc.                                              22,000             95,480
   Hirsch International Corp. Class A                                     3,300              3,432
   HMN Financial, Inc.                                                    4,400            110,572
 * HMS Holdings Corp.                                                    34,395            185,733
 * Hoenig Group Escrow Shares                                             7,900              1,817
 * Holiday RV Superstores, Inc.                                             930                  5
   Hollinger International, Inc. Class A                                100,900          1,775,840
 * Hollis-Eden Pharmaceuticals, Inc.                                     33,553            345,260
   Holly Corp.                                                           18,600            646,350
 * Hollywood Entertainment Corp.                                        105,773          1,404,665
 * Hollywood Media Corp.                                                 44,600            145,396
 * Hologic, Inc.                                                         36,300            746,328
   Home Federal Bancorp                                                   4,300            114,595
   Home Loan Financial Corp.                                              1,700             34,850
 * Home Products International, Inc.                                      7,800             10,062
 * HomeStore, Inc.                                                       69,828            291,183
   Hooper Holmes, Inc.                                                  113,800            637,280
   HopFed Bancorp, Inc.                                                   2,100             36,414
   Horace Mann Educators Corp.                                           73,638          1,246,691
   Horizon Financial Corp.                                               18,284            336,791
 * Horizon Health Corp.                                                   9,900            227,700
 * Horizon Medical Products, Inc.                                        19,400             36,860
 * Horizon Offshore, Inc.                                                51,300             62,586
 * Hot Topic, Inc.                                                       86,800          1,875,748
 * Houston Exploration Co.                                               49,997          2,362,858
 * Hovnanian Enterprises, Inc. Class A                                   50,300          1,775,590
 * Hub Group, Inc. Class A                                                7,000            229,040
 * Hudson Highland Group, Inc.                                            2,130             59,107
   Hudson River Bancorp, Inc.                                            51,564            898,761
 * Hudson Technologies, Inc.                                              5,100              5,508
 * Huffy Corp.                                                           27,005             31,326
   Hughes Supply, Inc.                                                   36,569          1,974,726
   Humboldt Bancorp                                                      20,410            381,055
 * Hurco Companies, Inc.                                                  5,600             75,544
 * Hutchinson Technology, Inc.                                           46,900          1,238,629
 * Huttig Building Products, Inc.                                         5,300             43,725
 * Hycor Biomedical, Inc.                                                 8,000             42,000
 * Hydril Co.                                                            28,800            828,288
 * Hypercom Corp.                                                        91,600            615,552
 * HyperFeed Technologies, Inc.                                           1,450              5,481
 * Hyperion Solutions Corp                                               64,124          2,541,875
 * I-Flow Corp.                                                          35,800            484,374
 * I-many, Inc.                                                          47,900             59,875
*# I-Sector Corporation                                                   5,900             50,740
 * I-Trax Inc.                                                           30,300            101,505
 * I.C. Isaacs & Co., Inc.                                                7,200              7,272
   Iberiabank Corp.                                                      11,520            674,726
 * Ibis Technology Corp.                                                 18,800            144,760

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
*# icad, Inc.                                                             3,600    $        12,672
 * Ico, Inc.                                                             14,320             30,502
 * ICT Group, Inc.                                                       19,274            220,495
 * ICU Medical, Inc.                                                     24,650            821,091
   Idacorp, Inc.                                                         68,700          1,786,200
 * Identix, Inc.                                                        152,412          1,104,987
   Idex Corp.                                                            42,200          2,012,940
 * IDT Corp.                                                             37,478            659,238
 * IDT Corp. Class B                                                     29,500            531,000
 * IDX Systems Corp.                                                     53,951          1,571,593
 * iGate Capital Corp.                                                   88,012            392,534
 * IGI, Inc.                                                              2,100              4,620
 * Igo Escrow Share                                                       4,100                  0
   IHOP Corp.                                                            36,200          1,303,200
 * II-VI, Inc.                                                           24,370            628,259
   Ikon Office Solutions, Inc.                                          136,960          1,509,299
 * ILEX Oncology, Inc.                                                   62,400          1,444,560
 * Illumina, Inc.                                                        55,861            354,159
   ILX Resorts, Inc.                                                      2,900             29,203
 * Image Entertainment, Inc.                                             32,900            113,505
*# ImageWare Systems, Inc.                                                5,500             15,345
   Imation Corp.                                                         59,100          2,432,556
 # IMC Global, Inc.                                                     184,158          2,292,767
 * IMCO Recycling, Inc.                                                  26,200            330,120
 * Immersion Corp.                                                       39,400            169,026
*# Immtech International, Inc.                                           14,900            212,325
 * Immucor, Inc.                                                         36,875          1,146,075
 * ImmunoGen, Inc.                                                       69,053            553,115
 * Immunomedics, Inc.                                                    84,800            513,888
 * IMPAC Medical Systems, Inc.                                           10,400            121,472
 * Impath, Inc.                                                          21,600            122,040
 * Impax Laboratoroes, Inc.                                              96,544          2,138,450
 * Impco Technologies, Inc.                                              31,600            181,068
 * Imperial Sugar Co.                                                    15,420            182,110
*# Imperial Sugar Company                                                14,551                  0
*# Implant Sciences Corp.                                                12,500            173,500
 * Impreso, Inc.                                                          5,300             12,614
 * Incyte Genomics, Inc.                                                123,730            887,144
   Independence Holding Co.                                               2,750             90,337
   Independent Bank Corp. MA                                             24,700            655,044
   Independent Bank Corp. MI                                             35,204            891,717
*# Indevus Pharmaceuticals, Inc.                                         85,094            708,833
 * Index Development Partners, Inc.                                       5,700                313
 * Indus International, Inc.                                             34,900             88,995
 * Industrial Distribution Group, Inc.                                   15,500            112,375
 * INEI Corp.                                                             1,700              2,380
 * Inet Technologies, Inc.                                               65,957            587,677
   Infinity Property & Casualty Corp.                                    33,460          1,043,952
 * Infinity, Inc.                                                        15,398             56,203
*# Infocrossing, Inc.                                                    25,100            331,320
 * InFocus Corp.                                                         67,089            540,737
 * Infonet Services Corp.                                               133,400            229,448
 * Informatica Corp.                                                    145,100          1,125,976
 * Information Architects Corp.                                           1,080                324
 * Information Holdings, Inc.                                            35,400            945,888
 * Inforte Corp.                                                         18,500            200,170
 * InfoSpace, Inc.                                                       53,446          1,955,055
 * infoUSA, Inc.                                                         98,962            890,658
   Ingles Market, Inc. Class A                                           17,405            184,493
 * Inkine Pharmaceutical Co., Inc.                                       21,400             87,954
 * Innodata Corp.                                                        36,300            139,755
 * Innotrac Corp.                                                        11,600    $       107,300
 * Innovative Clinical Solutions, Ltd.                                      968                  6
 * Innovative Solutions & Support, Inc.                                  12,700            253,759
 * Innovex, Inc.                                                         31,500            169,785
 * Input/Output, Inc.                                                    90,300            623,070
 * Insight Communications Co., Inc.                                      83,175            795,153
 * Insight Enterprises, Inc.                                             82,079          1,506,970
 * Insightful Corp.                                                       6,300             27,147
 * Insignia Systems, Inc.                                                19,250             25,602
*# Insite Vision, Inc.                                                   18,000             14,040
 * Insituform Technologies, Inc. Class A                                 45,019            688,791
 * Insmed, Inc.                                                          65,218            149,936
 * Inspire Pharmaceuticals, Inc.                                         54,180            928,103
 * Instinet Group, Inc.                                                  36,500            240,535
 * Insurance Auto Auctions, Inc.                                         19,961            326,562
 * InsWeb Corp.                                                           1,633              7,757
   Integra Bank Corp.                                                    30,683            644,036
*# Integra Lifesciences Corp.                                            51,200          1,641,984
   Integral Systems, Inc.                                                 9,200            161,644
*# Integral Vision, Inc.                                                  2,200              3,630
 * IntegraMed America, Inc.                                               3,100             22,568
*# Integrated Bio                                                        17,100            237,690
 * Integrated Electrical Services, Inc.                                  64,400            579,600
 * Integrated Information Systems, Inc.                                     820                102
 * Integrated Silicon Solution, Inc.                                     58,400            928,560
 * Integrated Telecom Express, Inc.                                         600                  0
 * Integrity Media, Inc.                                                  1,900             12,084
 * Intelli-Check, Inc.                                                   17,300            129,577
 * Intellidata Technologies Corp.                                        65,500             49,780
 * Intelligent Systems Corp.                                              4,500              8,325
 * Intelligroup, Inc.                                                    29,500            116,230
*# Intellisync Corp.                                                    101,786            257,519
   Inter Parfums, Inc.                                                   18,550            466,903
 * Interactive Data Corp.                                                58,013            983,320
 * Interactive Intelligence, Inc.                                        26,100            147,465
 * InterCept Group, Inc.                                                 36,500            543,485
   Interchange Financial Services Corp.                                  12,600            289,170
 * Interdigital Communications Corp.                                    100,000          1,696,000
 * Interep National Radio Sales, Inc.                                     4,600              8,970
 * Interface, Inc. Class A                                               78,157            547,099
 * Interferon Scientific, Inc.                                            2,435                101
 * Intergraph Corp.                                                      73,300          1,842,762
 * Interland, Inc.                                                       31,610             91,985
 * Interlink Electronics, Inc.                                            9,700             97,485
 * Intermagnetics General Corp.                                          28,395            836,801
   Intermet Corp.                                                        43,500            178,785
 * InterMune, Inc.                                                       54,200            770,182
   International Aluminum Corp.                                           2,100             62,223
 * International Microcomputer
     Software, Inc.                                                       5,100              6,630
 * International Multifoods Corp.                                        32,800            818,688
 * International Shipholding Corp.                                        6,100             86,650
*# Internet Commerce Corp.                                                4,000              5,560
 * Internet Security Systems, Inc.                                       84,700          1,339,954
*# Interpharm Holdings, Inc.                                             31,700            102,074
 * Interphase Corp.                                                       5,400             51,295
   Interpool, Inc.                                                       38,000            641,250
 * Interpore International, Inc.                                         30,400            438,672
   Interstate Bakeries Corp.                                             77,200            810,600
 * Interstate Hotels & Resorts, Inc.                                     49,540            265,039
   Inter-Tel, Inc.                                                       42,800          1,056,304

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Intervoice, Inc.                                                      59,818    $       838,050
 * Interwoven, Inc.                                                      68,607            632,557
 * Intest Corp.                                                           8,600             49,450
 * Intevac, Inc.                                                         12,000            108,000
 * IntraBiotics Pharmaceuticals, Inc.                                     8,500            120,955
 * Intrado, Inc.                                                         28,900            480,318
 * Intraware, Inc.                                                       14,200             28,258
 * Introgen Therapeutics, Inc.                                           45,075            296,548
*# Intrusion, Inc.                                                        4,050              8,015
 * Intuitive Surgical, Inc.                                              56,123            928,274
   Invacare Corp.                                                        48,600          2,015,442
 * Inveresk Resh                                                         63,807          1,919,315
 * Inverness Medical Innovations, inc.                                    7,461            144,669
 * Investment Technology Group, Inc.                                     76,000          1,037,400
 * INVESTools, Inc.                                                       4,283              8,780
   Investors Title Co.                                                    1,400             38,717
 * Invision Technologies, Inc.                                           27,200          1,355,920
 * Iomed, Inc.                                                           10,500             30,765
   Iomega Corp.                                                          87,595            423,960
 * Ion Networks, Inc.                                                     4,200                336
*# Ionatron, Inc.                                                        17,500            103,075
 * Ionics, Inc.                                                          38,400            969,984
*# IPIX Corp.                                                             4,350             36,496
 * Iridex Corp.                                                           6,800             47,260
*# IRIS International, Inc.                                              24,100            202,151
   Irwin Financial Corp.                                                 50,400          1,282,680
   Isco, Inc.                                                             5,635             89,760
 * Isis Pharmaceuticals, Inc.                                            94,400            609,824
*# Island Pacific, Inc.                                                  73,700             58,223
 * Isle of Capri Casinos, Inc.                                           53,200          1,031,016
 * Isolagen Inc.                                                         44,700            394,254
 * Iteris Holdings, Inc.                                                    300                810
 * ITLA Capital Corp.                                                     5,800            232,580
 * Itron, Inc.                                                           34,900            720,336
 * ITXC Corp.                                                            45,200            106,672
 * iVillage, Inc.                                                        63,600            438,204
 * Ixia                                                                 102,300            958,551
 * IXYS Corp.                                                            55,824            521,954
 * J & J Snack Foods Corp.                                               15,100            600,376
 * J Net Enterprises, Inc.                                                8,400             12,600
 * J. Alexander's Corp.                                                   9,200             65,780
 * J. Jill Group, Inc.                                                   33,800            690,534
 * j2 Global Communication, Inc.                                         39,332            974,254
 * Jack in the Box, Inc.                                                 61,800          1,728,546
 * Jaclyn, Inc.                                                           1,300              6,604
 * Jaco Electronics, Inc.                                                 5,659             28,190
 * Jacuzzi Brands, Inc.                                                 127,678          1,090,370
 * Jakks Pacific, Inc.                                                   42,623            757,837
 * Jarden Corp.                                                          45,450          1,590,750
 * JDA Software Group, Inc.                                              48,712            616,207
 * Jennifer Convertibles, Inc.                                            1,300              4,108
   JLG Industries, Inc.                                                  73,800            931,356
 * JMAR Industries, Inc.                                                 23,700             52,614
 * Jo-Ann Stores, Inc.                                                   37,075          1,061,457
 * Johnson Outdoors, Inc.                                                 6,700            127,769
 * Jones Lang LaSalle, Inc.                                              53,600          1,351,792
 * Jos. A. Bank Clothiers, Inc.                                          17,700            576,843
 * Journal Register Co.                                                  71,200          1,381,280
   Joy Global, Inc.                                                      85,500          2,351,250
 * JPS Industries, Inc.                                                   9,200             22,825
 * Juno Lighting, Inc.                                                      980             33,065
 * Jupitermedia Corp.                                                    43,780    $       450,934
   K Swiss, Inc. Class A                                                 45,200            904,000
 * K-Tron International, Inc.                                             2,400             51,216
 * K-V Pharmaceutical Co. Class A                                        55,450          1,413,975
 * K-V Pharmaceutical Co. Class B                                        20,975            572,617
 * K2, Inc.                                                              60,663            892,959
 * Kadant, Inc.                                                          23,420            473,787
 * Kaiser Aluminum Corp.                                                 14,500                507
   Kaman Corp. Class A                                                   38,300            451,174
 * Kansas City Southern Industries, Inc.                                105,600          1,372,800
 * Katy Industries, Inc.                                                  8,300             48,555
   Kaydon Corp.                                                          47,900          1,285,157
 * KBK Capital Corp.                                                      2,200              2,475
 * KCS Energy, Inc.                                                      82,900          1,037,079
*# Keane, Inc.                                                          107,864          1,547,848
 * Keith Companies, Inc.                                                 11,400            159,828
   Keithley Instruments, Inc.                                            23,200            501,352
   Kellwood Co.                                                          45,476          1,850,873
   Kelly Services, Inc.                                                  53,005          1,470,359
 * Kemet Corp.                                                          146,923          1,785,114
 * Kendle International, Inc.                                            22,203            166,522
   Kennametal, Inc.                                                      35,200          1,499,520
 * Kennedy-Wilson, Inc.                                                   8,800             59,840
 * Kensey Nash Corp.                                                     19,300            616,442
*# Keravision, Inc.                                                       4,300                 13
   Kewaunee Scientific Corp.                                              2,000             21,530
 * Key Energy Group, Inc.                                               221,900          2,147,992
 * Key Technology, Inc.                                                   4,700             61,570
 * Key Tronic Corp.                                                       8,600             30,788
 * Keynote Systems, Inc.                                                 18,600            242,730
 * Keystone Automotive Industries, Inc.                                  25,858            711,095
 * Keystone Consolidated Industries, Inc.                                 2,100                283
 * Kforce, Inc.                                                          52,200            478,152
 * KFX, Inc.                                                             92,500            818,625
   Kimball International, Inc. Class B                                   41,100            568,824
 * Kindred Healthcare, Inc.                                              61,878          1,537,050
 * Kirby Corp.                                                           41,200          1,458,480
 * Kirklands, Inc.                                                       17,200            202,100
   Knape & Vogt Manufacturing Co.                                         2,290             29,816
 * Knight Trading Group, Inc.                                            50,956            583,956
 * Knight Transportation, Inc.                                           63,625          1,551,177
 * Koala Corp.                                                            6,500              2,535
 * Komag Inc.                                                            46,609            675,830
 * Kontron Mobile Computing, Inc.                                         8,900              3,471
 * Kopin Corp.                                                          119,087            645,452
 * Korn/Ferry International                                              64,400            894,516
 * Kos Pharmaceuticals, Inc.                                             52,000          1,730,040
 * Kosan Biosciences, Inc.                                               48,424            525,885
   Koss Corp.                                                             3,600             75,456
 * Krispy Kreme Doughnuts, Inc.                                          25,000            536,750
 * Kroll, Inc.                                                           66,560          2,432,102
   Kronos Worldwide, Inc.                                                34,941          1,083,171
 * Kronos, Inc.                                                          52,500          2,177,700
 * Kulicke & Soffa Industries, Inc.                                      85,734            983,369
 * KVH Industries, Inc.                                                  23,828            321,440
 * Kyphon, Inc.                                                          67,900          1,662,871
 * La Jolla Pharmceutical Co.                                           109,100            294,570
   La-Z-Boy, Inc.                                                        89,400          1,649,430
 * LaBarge, Inc.                                                         26,800            203,680
 * LabOne, Inc.                                                          28,994            902,003
 * Labor Ready, Inc.                                                     70,000            851,900

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Labranche & Co., Inc.                                                101,700    $       911,232
   Laclede Group, Inc.                                                   32,600            888,024
 * LaCrosse Footwear, Inc.                                                5,800             45,588
   Ladish Co., Inc.                                                      19,500            169,650
   Lakeland Bancorp, Inc.                                                13,119            206,624
 * Lakeland Industries, Inc.                                              2,420             52,635
 * Lakes Entertainment, Inc.                                             21,950            271,302
 * Lamson & Sessions Co.                                                 23,400            176,670
   Lance, Inc.                                                           62,400            951,600
 * Lancer Corp.                                                           9,325             59,680
   Landamerica Financial Group, Inc.                                     31,700          1,264,513
   Landauer, Inc.                                                        14,200            582,342
 * Landec Corp.                                                          36,190            256,587
   Landry's Restaurants, Inc.                                            47,100          1,413,000
 * Landstar Systems, Inc.                                                48,600          2,362,932
 * Lannet Co., Inc.                                                      33,430            566,639
 * Lantronix, Inc.                                                       15,000             18,750
*# Large Scale Biology Corp.                                             42,800             65,912
 * Larscom, Inc.                                                          1,157              5,785
 * Laserscope                                                            34,750            996,283
 * Lattice Semiconductor Corp.                                          188,666          1,473,481
 * Laureate Education, Inc.                                              69,700          2,559,384
   Lawson Products, Inc.                                                  9,600            337,440
 * Lawson Software, Inc.                                                167,308          1,199,598
 * Layne Christensen Co.                                                 11,600            195,576
 * Lazare Kaplan International, Inc.                                      8,700             76,560
 * LCA-Vision, Inc.                                                      22,650            543,600
 * LCC International, Inc. Class A                                       30,900            127,926
 * Learning Tree International, Inc.                                     29,100            417,585
 * Lecroy Corp.                                                          10,100            186,143
 * Lectec Corp.                                                           3,900              3,120
   Leesport Financial Corp.                                                 525             12,416
   Lennox International, Inc.                                           100,005          1,648,082
 * Lesco, Inc.                                                           18,300            236,619
 * Level 8 Systems, Inc.                                                  3,729              1,007
 * Levitt Corp. Series A                                                  2,821             67,789
 * Lexar Media, Inc.                                                    129,897          1,228,826
 * Lexicon Genetics, Inc.                                               107,600            754,276
   Libbey, Inc.                                                          23,200            591,832
 * Liberate Technologies, Inc.                                          106,300            279,038
   Liberty Corp.                                                         30,900          1,438,395
   Liberty Homes, Inc. Class A                                              200                910
 * Lifecell Corp.                                                        44,600            455,812
 * Lifecore Biomedical, Inc.                                             21,900            153,300
 * Lifeline Systems, Inc.                                                 8,200            169,166
   Lifetime Hoan Corp.                                                   18,462            377,714
*# Ligand Pharmaceuticals, Inc. Class B                                 119,977          2,452,330
 * Lightbridge, Inc.                                                     45,021            237,261
 * Lightning Rod Software, Inc.                                             580                641
 * LightPath Technologies, Inc.                                           1,850              7,863
 * Lin TV Corp.                                                          44,600          1,012,420
   Lincoln Electric Holdings                                             69,262          2,147,122
   Lindsay Manufacturer Co.                                              20,000            458,000
 * Linens 'n Things, Inc.                                                71,600          2,174,492
 * Lionbridge Technologies, Inc.                                         31,197            244,273
*# Lipid Sciences, Inc.                                                  41,758            177,472
*# Liquidmetal Technologies, Inc.                                        68,495             85,619
   Lithia Motors, Inc. Class A                                           24,810            593,455
 * Littlefuse, Inc.                                                      37,500          1,483,500
 * LMI Aerospace, Inc.                                                    7,900              9,875
   LNB Bancorp, Inc.                                                      1,200             23,340
   LNR Property Corp.                                                    33,600    $     1,688,400
 * Local Financial Corp.                                                  9,500            207,005
 * Lodgenet Entertainment Corp.                                          22,200            438,894
 * Lodgian, Inc.                                                             51                755
 * Log On America, Inc.                                                     600                  4
 * Logic Devices, Inc.                                                    6,700             10,720
 * LogicVision, Inc.                                                     28,200             84,290
 * Logility, Inc.                                                        13,200             58,740
 * Lojack Corp.                                                          25,700            205,600
   Lone Star Steakhouse & Saloon, Inc.                                   35,800            909,320
 * Lone Star Technologies, Inc.                                          48,400            973,808
   Longs Drug Stores Corp.                                               63,700          1,364,454
   Longview Fibre Co.                                                    86,800          1,107,568
 * LookSmart, Ltd.                                                      177,867            416,209
 * LOUD Technologies, Inc.                                               12,400             30,752
   Louisiana-Pacific Corp.                                               37,200            859,320
   Lowrance Electronics, Inc.                                             5,792            196,401
   LSB Bancshares, Inc. NC                                                5,156             78,577
   LSB Corp.                                                              4,300             66,650
   LSI Industries, Inc.                                                  33,527            385,561
 * LTX Corp.                                                            103,500          1,102,275
 * Luby's, Inc.                                                          39,700            219,144
   Lufkin Industries, Inc.                                                6,400            193,600
 * Luminex Corp.                                                         51,955            517,991
 * Lydall, Inc.                                                          26,900            237,527
 * Lynch Corp.                                                            1,500             21,000
 * Lynch Interactive Corp.                                                2,800            100,772
 * M & F Worldwide Corp.                                                 30,400            395,200
 * M-Wave, Inc.                                                           2,900              4,640
   M/I Schottenstein Homes, Inc.                                         23,000            976,810
   MacDermid, Inc.                                                       51,500          1,604,740
*# Mace Security International, Inc.                                     11,200             62,832
 * Mac-Gray Corp.                                                        12,600             80,766
 * Macromedia, Inc.                                                     117,485          3,054,610
 * Macrovision Corp.                                                     83,800          1,951,702
 * Madden (Steven), Ltd.                                                 22,700            438,337
   MAF Bancorp, Inc.                                                     44,927          1,979,034
 * Magic Lantern Group, Inc.                                              1,700              1,539
 * Magma Design Automation, Inc.                                         56,783          1,084,555
*# Magna Entertainment Corp.                                             21,200            110,664
 * Magnetek, Inc.                                                        55,900            436,579
 * Magnum Hunter Resources, Inc.                                        117,102          1,179,217
 * MAI Systems Corp.                                                      3,400                850
 * MAII Holdings, Inc.                                                    3,400                 34
 * Main Street & Main, Inc.                                              25,200             51,660
   Main Street Banks, Inc.                                               32,000            846,720
   Maine & Maritimes Corp.                                                1,600             48,880
 * MAIR Holdings, Inc.                                                   33,716            269,728
 * Major Automotive Companies, Inc.                                       3,280              2,066
 * Management Network Group, Inc.                                        47,100            110,685
 * Manatron, Inc.                                                         1,102              8,948
 * Manchester Technologies, Inc.                                          8,000             30,232
 * Manhattan Associates, Inc.                                            51,300          1,462,050
   Manitowoc Co., Inc.                                                   45,150          1,433,513
 # Mannatech, Inc.                                                       13,500            137,160
*# Manning (Greg) Auctions, Inc.                                          9,200            122,084
 * Manugistic Group, Inc.                                               128,100            570,045
 * Mapics, Inc.                                                          47,156            469,202
 * Mapinfo Corp.                                                         33,400            334,000
 * Marimba, Inc.                                                         44,800            366,464
   Marine Products Corp.                                                 25,530            467,199

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * MarineMax, Inc.                                                       29,375    $       782,844
 * Marisa Christina, Inc.                                                 6,700              8,710
   Maritrans, Inc.                                                        7,800            114,270
 * MarketWatch.com, Inc.                                                 41,820            475,912
   MarkWest Hydrocarbon, Inc.                                             9,350            100,045
 * Marlton Technologies, Inc.                                             7,800              4,602
   Marsh Supermarkets, Inc. Class A                                       1,600             21,832
   Marsh Supermarkets, Inc. Class B                                       4,500             62,190
 * Marten Transport, Ltd.                                                 9,450            164,052
*# Martha Stewart Living
     Omnimedia, Ltd.                                                     32,100            293,715
   MASSBANK Corp.                                                         4,700            156,416
   Massey Energy Co.                                                    110,600          2,722,972
 * Mastec, Inc.                                                          81,450            347,792
 * Material Sciences Corp.                                               24,200            250,470
 * Matria Healthcare, Inc.                                               17,369            379,513
 * Matritech, Inc.                                                       30,500             35,685
 * Matrix Bancorp, Inc.                                                   6,500             77,350
 * Matrix Service Co.                                                    29,100            310,788
 * MatrixOne, Inc.                                                       83,200            568,256
*# Matrixx Initiatives, Inc.                                             15,200            130,872
   Matthews International Corp. Class A                                  54,700          1,728,520
 * Mattson Technology, Inc.                                              84,645            902,316
 * Maui Land & Pineapple Company,
     Inc.                                                                10,200            334,254
 * Maverick Tube Corp.                                                   71,400          1,642,200
 * Max & Ermas Restaurants, Inc.                                          2,300             38,525
 * Maxco, Inc.                                                            3,100             10,230
   Maxcor Financial Group, Inc.                                          11,672            130,376
 * Maxicare Health Plans, Inc.                                              980                118
*# Maxim Pharmaceuticals, Inc.                                           47,233            420,846
 * Maximus, Inc.                                                         37,200          1,336,968
 * Maxwell Shoe Company, Inc.                                            23,700            529,221
 * Maxwell Technologies, Inc.                                            24,360            387,080
 * Maxxam, Inc.                                                           8,900            224,725
 * Maxygen, Inc.                                                         58,537            587,711
 * Mayor's Jewelers, Inc.                                                20,300             11,774
 * Mays (J.W.), Inc.                                                        200              2,762
   MB Financial, Inc.                                                    45,500          1,532,895
   MBT Financial Corp.                                                   11,069            193,708
 * McDATA Corp.                                                         130,554            620,132
   MCG Capital Corp.                                                     64,442            998,207
   McGrath Rent Corp.                                                    20,569            640,724
*# McMoran Exploration Co.                                               28,164            403,308
   McRae Industries, Inc. Class A                                         2,600             25,870
 * Meade Instruments Corp.                                               33,400            106,880
 * Meadow Valley Corp.                                                    2,400              5,220
 * Meadowbrook Insurance Group, Inc.                                     29,800            151,086
 * Measurement Specialties, Inc.                                         12,900            256,452
 * Mechanical Technology, Inc.                                            4,700             24,205
 * Medarex, Inc.                                                        134,470          1,125,514
 * MedCath Corp.                                                         27,449            554,470
*# Med-Design Corp.                                                      28,300             59,147
 * Media 100, Inc.                                                        7,100                160
   Media General, Inc. Class A                                            3,100            213,342
 * Media Services Group, Inc.                                               471              3,989
 * MediaBay, Inc.                                                        11,800              6,018
 * Mediacom Communications Corp.                                        154,100          1,248,210
*# Medialink Worldwide, Inc.                                              5,900             21,240
 * Medical Action Industries, Inc.                                       16,900            297,609
 * Medical Staffing Network Holdings,
     Inc.                                                                51,200    $       337,408
 * Medicore, Inc.                                                         3,800             12,426
 * Medifast, Inc.                                                        17,000            125,630
 * Medquist, Inc.                                                        64,700            797,751
 * MedSource Technologies, Inc.                                          46,500            323,640
 * MEDTOX Scientific, Inc.                                                5,030             51,306
 * Memberworks, Inc.                                                     17,500            500,850
 * Mens Warehouse, Inc.                                                  63,100          1,646,279
 # Mentor Corp.                                                          73,900          2,368,495
 * Mentor Graphics Corp.                                                118,800          1,899,612
   Mercantile Bank Corp.                                                  1,260             41,051
   Merchants Bancshares, Inc.                                             6,150            156,887
   Merchants Group, Inc.                                                  1,300             33,800
 * Mercury Air Group, Inc.                                                4,950             29,700
 * Mercury Computer Systems, Inc.                                        36,000            807,480
 * Merge Technologies, Inc.                                              21,494            354,436
   Meridian Bioscience, Inc.                                             25,236            255,666
 * Meridian Resource Corp.                                              106,300            784,494
 * Merit Medical Systems, Inc.                                           44,382            643,983
 * Meritage Corp.                                                        22,500          1,534,275
 * Merix Corp.                                                           32,013            342,539
 * Merrimac Industries, Inc.                                              2,860             26,455
 * Mesa Air Group, Inc.                                                  53,935            413,681
   Mesa Labs, Inc.                                                        3,300             32,736
 * Mestek, Inc.                                                           5,400             85,104
 * Meta Group, Inc.                                                      12,700             58,420
 * Metals USA, Inc.                                                      27,600            411,240
 * MetaSolv, Inc.                                                        66,600            187,812
   Methode Electronics, Inc. Class A                                     34,100            375,782
   Met-Pro Corp.                                                          8,100            120,690
 * Metris Companies, Inc.                                                98,500            743,675
 * Metro One Telecommunications, Inc.                                    39,650             66,216
   MetroCorp. Bancshares, Inc.                                            7,000            105,350
 * Metrologic Instruments, Inc.                                          36,100            535,002
 * Metromedia International Group, Inc.                                  10,600              3,710
   MFB Corp.                                                              1,300             44,701
 * MFRI, Inc.                                                             4,900             14,627
   MGE Energy, Inc.                                                      30,992            940,297
 # MGP Ingredients, Inc.                                                  8,000            285,200
 * Michael Anthony Jewelers, Inc.                                         7,400             10,545
 * Micrel, Inc.                                                         157,673          2,328,830
 * Micro Component Technology, Inc.                                      14,052             19,251
 * Micro Linear Corp.                                                    12,000             72,360
 * MicroFinancial, Inc.                                                  15,200             44,080
 * Micromuse, Inc.                                                      117,493            695,559
 * Micros Systems, Inc.                                                  30,752          1,335,559
 * Microsemi Corp.                                                      100,500          1,230,120
 * MicroStrategy, Inc.                                                   10,200            489,702
 * Microtek Medical Holdings, Inc.                                       72,910            328,897
 * Micro-Therapeutics, Inc.                                              51,763            225,687
 * Microtune, Inc.                                                       63,300            216,486
*# Microvision, Inc.                                                     36,446            310,884
 * Midas, Inc.                                                           26,000            497,900
   Middleby Corp.                                                        15,700            960,369
   Middlesex Water Co.                                                    8,400            165,144
   Midland Co.                                                            6,600            172,392
   Mid-State Bancshares                                                  40,096            899,754
*# Midway Games, Inc.                                                   115,900          1,256,356
   Midwest Banc Holdings, Inc.                                           30,050            687,845
 * Midwest Express Holdings, Inc.                                        29,600            116,920

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Mikohn Gaming Corp.                                                   37,300    $       183,143
 * Milacron, Inc.                                                        74,300            332,864
*# Milestone Scientific, Inc.                                            14,000             26,600
 * Millennium Cell, Inc.                                                 59,500            130,900
   Millennium Chemicals, Inc.                                           101,800          1,728,564
 * Miller Industries, Inc.                                                9,280             84,541
 * Millerbuilding Systems Escrow
     Shares                                                               3,200                960
 * Miltope Group, Inc. Contigent
     Value Right                                                          5,800                  0
 * MIM Corp.                                                             38,000            297,920
 * Mindspeed Technologies, Inc.                                          46,300            239,371
   Mine Safety Appliances Co.                                            62,800          1,875,836
   Minerals Technologies, Inc.                                           34,800          2,001,000
 * Minorplanet Systems USA, Inc.                                            892                437
   Minuteman International, Inc.                                          1,000             13,000
 * MIPS Technologies, Inc.                                               66,200            459,428
*# Miravant Medical Technologies                                          1,800              5,274
 * Misonix, Inc.                                                         10,600             89,252
 * Mission Resources Corp.                                               55,800            300,204
 * Mitcham Industries, Inc.                                               8,700             36,540
 * Mitek Systems, Inc.                                                   11,100              6,938
 * Mity Enterprises, Inc.                                                 5,000             91,250
 * MKS Instruments, Inc.                                                 90,707          2,118,916
 * Mobile Mini, Inc.                                                     23,709            505,476
 * Mobility Electronics, Inc.                                            47,000            389,160
 * Mobius Management Systems, Inc.                                       17,100            102,600
   Mocon, Inc.                                                            5,500             42,680
 * Modem Media, Inc.                                                      9,500             53,295
   Modine Manufacturing Co.                                              56,595          1,706,339
 * Mod-Pac Corp.                                                          2,750             23,128
 * Mod-Pac Corp. Class B                                                  1,112              9,352
 * Modtech Holdings, Inc.                                                22,452            157,164
 * Moldflow Corp.                                                        17,886            199,608
 * Molecular Devices Corp.                                               34,540            588,907
   Monaco Coach Corp.                                                    49,850          1,248,244
 * Monarch Casino and Resort, Inc.                                        8,000            113,040
 * Mondavi (Robert) Corp. Class A                                        16,300            567,566
 * Monolithic System Technology, Inc.                                    49,133            342,948
 * Monro Muffler Brake, Inc.                                             12,300            304,794
 * Monterey Pasta Co.                                                    24,200             87,120
 * Mony Group, Inc.                                                       6,100            190,564
 * Moog, Inc. Class A                                                    19,200            597,120
 * Moog, Inc. Class B                                                     3,300            118,388
 * Morgan Group Holding Co.                                               4,400                330
 * Morgan's Foods, Inc.                                                     900              1,715
 * Mossimo, Inc.                                                         16,600             62,250
 * Mother's Work, Inc.                                                    8,854            195,319
 * Motor Car Parts & Accessories, Inc.                                    2,500             21,250
   Movado Group, Inc.                                                    14,500            445,150
   Movie Gallery, Inc.                                                   56,000          1,041,040
 * MPS Group, Inc.                                                      185,800          2,058,664
 * MPW Industrial Services Group                                          5,000             11,750
 * MRO Software, Inc.                                                    42,100            601,609
 * MRV Communications, Inc.                                             178,900            475,874
 * MSC Software Corp.                                                    51,700            462,198
 * MTC Technologies, Inc.                                                14,800            392,940
*# MTI Technology Corp.                                                   1,300              3,848
 * MTM Technologies, Inc.                                                 4,900              8,183
 * MTR Gaming Group, Inc.                                                48,468            451,237
   MTS Systems Corp.                                                     35,940            799,306
   Mueller Industries, Inc.                                              58,145    $     1,901,342
 * Multi Color Corp.                                                      2,250             35,145
*# Multimedia Games, Inc.                                                48,750          1,100,288
   MutualFirst Financial, Inc.                                            2,000             44,265
   Myers Industries, Inc.                                                50,063            676,351
 * Mykrolis Corp.                                                        69,900          1,132,380
 * Myriad Genetics, Inc.                                                 46,100            764,799
   Mystic Financial, Inc.                                                 1,575             45,069
 * Nabi Biopharmaceuticals                                               97,150          1,632,120
   Nacco Industries, Inc. Class A                                         6,500            576,810
*# Nanogen, Inc.                                                         52,800            359,568
 * Nanometrics, Inc.                                                     20,394            260,839
*# Nanophase Technologies Corp.                                          29,498            212,091
*# Napco Security Systems, Inc.                                           4,300             37,840
   Nara Bancorp, Inc.                                                    19,500            600,210
   Nash-Finch Co.                                                        20,200            379,760
 * Nashua Corp.                                                           5,800             53,534
 * Nassda Corp.                                                          44,875            236,491
*# Nastech Pharmaceutical Co., Inc.                                      20,300            242,179
 * NATCO Group, Inc. Class A                                             16,800            128,352
 * Nathans Famous, Inc.                                                   7,000             42,623
   National Beverage Corp.                                               36,200            342,814
 * National Dentex Corp.                                                  3,500            106,418
 * National Home Health Care Corp.                                        5,465             55,197
*# National Medical Health Card
     Systems, Inc.                                                       12,600            453,726
   National Penn Bancshares, Inc.                                        40,784          1,169,277
   National Presto Industries, Inc.                                       6,800            267,920
 * National Processing, Inc.                                            116,000          3,336,160
 * National Research Corp.                                                7,000            117,600
 * National RV Holdings, Inc.                                            17,300            205,870
 * National Steel Corp. Class B                                             200                  1
 * National Technical Systems, Inc.                                       8,600             42,733
 * National Western Life Insurance Co.
     Class A                                                              1,000            146,150
 * Natrol, Inc.                                                          10,000             27,500
 * Natural Alternatives International, Inc.                               5,400             59,238
   Nature's Sunshine Products, Inc.                                      24,550            365,795
 * Natus Medical, Inc.                                                   14,600             74,898
   Nautilus Group, Inc.                                                  55,400            834,878
 * Navarre Corp.                                                         43,600            536,280
 * Navidec, Inc.                                                            644              1,117
 * Navigant Consulting, Inc.                                             77,200          1,578,740
*# Navigant International, Inc.                                          26,700            464,046
 * Navigators Group, Inc.                                                21,371            617,622
   NBT Bancorp                                                           55,077          1,196,823
 * NCI Building Systems, Inc.                                            33,100            962,217
 * NCO Group, Inc.                                                       45,884          1,137,477
 # NDChealth Corp.                                                       60,800          1,357,664
 * NeighborCare, Inc.                                                    73,800          2,214,000
 * Nektar Therapeutics                                                   89,769          1,929,136
   Nelson (Thomas), Inc.                                                 22,300            522,266
 * Neoforma, Inc.                                                        33,814            384,465
 * Neogen Corp.                                                           7,625            122,000
 * NeoMagic Corp.                                                        53,900            220,990
 * NEON Systems, Inc.                                                     8,600             30,186
 * Neopharm, Inc.                                                        39,417            433,587
 * Neose Technologies, Inc.                                              33,900            283,743
 * Neoware Systems, Inc.                                                 23,800            205,632
 * NES Rentals Holdings, Inc.                                                36                293
   Net Perceptions, Inc.                                                 22,600             20,340

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Net2Phone, Inc.                                                       74,200    $       317,205
   NetBank, Inc.                                                         57,533            616,754
 * Netegrity, Inc.                                                       63,700            600,054
*# Netflix, Inc.                                                         74,400          2,456,688
 * Netguru, Inc.                                                         17,200             25,972
 * NetIQ Corp.                                                           91,787          1,216,178
 * NetManage, Inc.                                                       10,442             68,395
 * Netopia, Inc.                                                         38,800            225,040
 * NetRatings, Inc.                                                      57,363            802,508
 * Netscout System, Inc.                                                 51,600            355,524
 * NetSolve, Inc.                                                        12,100            120,419
 * Network Engines, Inc.                                                 61,400            195,252
 * Network Equipment Technologies,
     Inc.                                                                40,800            300,288
*# Network Plus Corp.                                                    14,500                 25
 * Neurobiological Technologies, Inc.                                     2,700             10,800
 * Neurogen Corp.                                                        74,113            697,403
   Nevada Chemicals, Inc.                                                 2,500             13,300
 * Nevada Gold & Casinos, Inc.                                           20,350            299,145
 * New Brunswick Scientific Co., Inc.                                     7,660             46,573
 * New Century Equity Holdings Corp.                                     21,200              4,770
   New Century Financial Corp.                                           51,150          2,230,652
   New England Business Services, Inc.                                   22,600            991,462
   New Hampshire Thrift BancShares,
     Inc.                                                                   200              5,960
 * New Horizons Worldwide, Inc.                                          10,200             59,578
   New Jersey Resources Corp.                                            46,600          1,829,982
   Newmil Bancorp, Inc.                                                   4,400            119,900
 * Newpark Resources, Inc.                                              142,500            805,125
 * Newport Corp.                                                         65,418            950,524
 * Newtek Business Services, Inc.                                        45,088            216,873
 * Niagara Corp.                                                          8,200             33,087
 * NIC, Inc.                                                            117,100            646,392
   Nitches, Inc.                                                            864              5,581
   NL Industries, Inc.                                                   78,876            985,950
 * NMS Communications Corp.                                              62,000            533,200
 * NMT Medical, Inc.                                                     11,500             43,758
   NN, Inc.                                                              15,250            181,018
 * Nobel Learning Communities, Inc.                                       6,500             42,738
   Nobility Homes, Inc.                                                   4,100             85,075
   Noble International, Ltd.                                             14,360            414,286
 * Noel Group, Inc.                                                       8,000                 24
 # Noland Co.                                                               200              8,556
   Nordson Corp.                                                         59,277          2,242,449
 * Norstan, Inc.                                                         22,400             72,128
 * North America Galvanizing &
     Coatings, Inc.                                                       6,700             13,400
 * North American Scientific, Inc.                                       17,600            157,520
   North Central Bancshares, Inc.                                         1,700             64,294
   North Pittsburgh Systems, Inc.                                        25,066            483,774
   Northeast Bancorp                                                        900             17,429
   Northeast Pennsylvania Financial
     Corp.                                                                4,400             77,110
   Northern Technologies International
     Corp.                                                                3,000             14,160
*# Northfield Laboratories, Inc.                                         32,300            424,745
 * Northland Cranberries, Inc.                                            4,400              2,904
   Northrim BanCorp, Inc.                                                 6,068            121,368
*# Northwest Airlines Corp.                                             147,700          1,493,247
   Northwest Bancorp, Inc.                                               79,904          1,777,065
 # Northwest Natural Gas Co.                                             44,200          1,286,662
 * Northwest Pipe Co.                                                     6,300    $        92,610
 * Novamed Eyecare, Inc.                                                 36,300            131,769
 * Novavax, Inc.                                                         59,000            277,300
 * Noven Pharmaceuticals, Inc.                                           39,408            755,845
 * Novoste Corp.                                                         27,800             83,400
*# NPS Pharmaceuticals, Inc.                                             62,900          1,365,559
 * NS Group, Inc.                                                        35,500            472,150
 * NTN Communications, Inc.                                              89,193            267,579
 * Nu Horizons Electronics Corp.                                         28,400            230,892
*# Nucentrix Broadband Networks, Inc.                                    10,400             23,140
 * NuCo2, Inc.                                                           16,000            313,120
   NUI Corp.                                                             29,892            406,232
 * Numerex Corp. Class A                                                 10,800             49,680
   NuSkin Enterprises, Inc.                                             101,400          2,271,360
 * Nutraceutical International Corp.                                     18,976            465,102
 * Nutramax Products, Inc.                                                3,300                  3
 * Nutrition 21, Inc.                                                     4,900              3,185
 * Nuvelo, Inc.                                                          40,322            350,801
   NWH, Inc.                                                              4,200             78,813
 * NYFIX, Inc.                                                           50,081            252,408
   Nymagic, Inc.                                                          8,700            223,590
 * O'Charleys, Inc.                                                      38,050            692,891
 * O.I. Corp.                                                             2,700             22,707
   Oak Hill Financial, Inc.                                               3,000             95,550
   Oakley, Inc.                                                         115,700          1,552,694
 * Obie Media Corp.                                                       5,900             20,827
 * Oceaneering International, Inc.                                       42,200          1,333,942
   OceanFirst Financial Corp.                                            22,032            491,314
 * Ocular Sciences, Inc.                                                 41,600          1,389,856
 * Ocwen Financial Corp.                                                115,234          1,433,511
 * Odd Job Stores, Inc.                                                  12,700             20,511
 * Odetics, Inc. Series B                                                   200                750
 * Odyssey Healthcare, Inc.                                              61,500          1,042,425
 * Offshore Logistics, Inc.                                              38,400            882,048
*# Oglebay Norton Co.                                                     2,500                350
 * Ohio Casualty Corp.                                                  103,700          1,944,375
 * Oil States International, Inc.                                        83,831          1,190,400
   Oil-Dri Corp. of America                                               4,200             67,494
 * Old Dominion Freight Lines, Inc.                                      40,950          1,137,182
   Olin Corp.                                                           117,452          1,932,085
 * Olympic Steel, Inc.                                                    9,600            136,320
 * OM Group, Inc.                                                        48,200          1,286,458
   Omega Financial Corp.                                                  8,200            270,436
 * Omega Protein Corp.                                                   39,200            423,360
 * OMNI Energy Services Corp.                                            18,900             94,500
 * Omnicell, Inc.                                                        41,500            554,025
 * OmniVision Technologies, Inc.                                         75,500          1,768,210
 * Omnova Solutions, Inc.                                                13,900             71,724
 * Omtool, Ltd.                                                           3,570             37,485
 * On Assignment, Inc.                                                   42,800            251,236
*# ON Semiconductor Corp.                                               397,951          2,304,136
 * On2.cCom, Inc.                                                        75,000             55,500
 * One Price Clothing Stores, Inc.                                        2,957                 59
*# Oneida, Ltd.                                                          28,900             35,836
 * OneSource Information Services, Inc.                                  11,900            104,958
 * Online Resources Corp.                                                30,000            221,400
 * Onyx Acceptance Corp.                                                  5,100             77,265
 * Onyx Pharmacueticals, Inc.                                            54,800          2,573,956
 * ONYX Software Corp.                                                   23,800             91,630
 * OPENT Technologies, Inc.                                              33,900            472,227
 * OpenTV Corp.                                                          39,946            101,063

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Openwave Systems Inc.                                                106,599    $     1,190,711
 * Opinion Research Corp.                                                 6,700             46,498
 * Oplink Communications, Inc.                                           53,100            106,731
 * Opsware, Inc.                                                         80,250            647,618
 * Opti, Inc.                                                            11,600             17,980
 * Optical Cable Corp.                                                    8,700             46,797
 * Optical Communication Products,
     Inc.                                                                74,050            167,353
 * Optical Sensors, Inc.                                                  1,633              6,777
 * Optika, Inc.                                                           8,200             29,766
   Option Care, Inc.                                                     35,800            482,226
 * OraSure Technologies, Inc.                                            75,500            557,945
 * Orbit International Corp.                                              1,582             11,202
 * Orbital Sciences Corp.                                                82,800          1,039,140
*# Orchid Biosciences, Inc.                                               9,381             68,012
 * Oregon Steel Mills, Inc.                                              45,000            507,150
 * Orleans Homebuilders, Inc.                                            28,600            523,380
 * Orphan Medical, Inc.                                                  10,300             92,288
*# Orthodontic Centers of America, Inc.                                  85,151            728,041
 * Orthologic Corp.                                                      58,713            471,465
*# Oscient Pharmaceutical Corp.                                         128,400            602,196
   Oshkosh B'Gosh, Inc. Class A                                          17,000            383,690
*# OSI Systems, Inc.                                                     24,800            553,784
 * Osteotech, Inc.                                                       29,100            181,584
   Otter Tail Co.                                                        43,800          1,119,528
   Outlook Group Corp.                                                    2,400             14,760
 * Overland Storage, Inc.                                                23,075            330,434
   Overseas Shipholding Group, Inc.                                      59,725          2,277,912
*# Overstock Com                                                         28,400          1,022,116
   Owens & Minor, Inc.                                                   66,700          1,614,140
   Oxford Industries, Inc.                                               27,500          1,013,375
 * Oxigene, Inc.                                                         12,600             92,862
 * Oxis International, Inc.                                               7,900              5,293
 * OYO Geospace Corp.                                                     5,100             89,194
 * P&F Industries, Inc. Class A                                           1,300             10,173
 * P.F. Chang's China Bistro, Inc.                                       43,300          1,959,758
   Pacific Capital Bancorp                                               57,833          2,131,146
 * Pacific Mercantile Bancorp                                             5,900             64,310
 * Pacific Premier Bancorp, Inc.                                          3,900             44,889
   Packaging Dynamics Corp.                                               4,120             55,002
 * Packeteer, Inc.                                                       55,800            797,382
 * Pac-West Telecomm, Inc.                                               23,100             27,258
 * Pain Therapeutics, Inc.                                               60,115            470,099
 * Palatin Technologies, Inc.                                                62                233
 * Paligent, Inc.                                                           347                 73
 * Palm Harbor Homes, Inc.                                               38,811            735,080
*# Palmone Inc.                                                          78,284          1,661,969
 * Palmsource Inc.                                                       21,681            439,040
 * PAM Transportation Services, Inc.                                     19,250            356,125
   Pamrapo Bancorp, Inc.                                                  5,100            126,888
 * Panavision, Inc.                                                       3,600             23,310
*# Panera Bread Co.                                                      44,900          1,558,928
 * Pantry, Inc.                                                          33,700            611,655
*# Papa John's International, Inc.                                       30,000            872,700
 * Par Technology Corp.                                                   7,800             81,120
 * Paradyne Networks Corp.                                               97,955            463,327
 * Paragon Technologies, Inc.                                             4,200             42,000
 * Parallel Petroleum Corp.                                              42,900            169,412
 * Parametric Technology Corp.                                          447,395          2,169,866
 * Parexel International Corp.                                           44,400            878,676
   Park Bancorp, Inc.                                                     1,200             36,864
   Park Electrochemical Corp.                                            33,650    $       839,904
 * Parker Drilling Co.                                                  160,200            514,242
*# Parkervision, Inc.                                                    19,300            106,922
 * Park-Ohio Holdings Corp.                                              10,400            125,840
   Parkvale Financial Corp.                                               5,700            151,506
 * Parlex Corp.                                                          13,800             83,766
 * Parlux Fragrances, Inc.                                                9,900             90,486
 * Party City Corp.                                                      29,522            433,678
 * Pathmark Stores, Inc.                                                 49,179            331,958
 * Patient Infosystems, Inc.                                                733              2,566
   Patina Oil & Gas Corp.                                                64,930          1,716,749
 * Patrick Industries, Inc.                                               4,500             46,350
 # Patriot Bank Corp.                                                     6,930            194,872
 * Patriot Transportation Holding, Inc.                                   2,500             90,438
 * Paula Financial, Inc.                                                  6,100             17,385
 * Paul-Son Gaming Corp.                                                  4,100             16,031
 * Paxar Corp.                                                           67,300          1,240,339
 * Paxson Communications Corp.                                           98,100            275,661
 * Payless Cashways, Inc.                                                   160                  0
 * Payless ShoeSource, Inc.                                             115,700          1,897,480
 * PC Connection, Inc.                                                   39,750            304,883
 * PC Mall, Inc.                                                         18,400            303,416
 * PC-Tel, Inc.                                                          37,700            412,438
 * PDF Solutions, Inc.                                                   43,159            387,999
 * PDI, Inc.                                                             24,498            705,542
 * PDS Gaming Corp.                                                       1,100              2,046
 * PEC Solutions, Inc.                                                   43,600            453,440
 * Pediatric Services of America, Inc.                                   10,900            135,160
 * Pediatrix Medical Group, Inc.                                         32,200          2,128,420
 * Peerless Manufacturing Co.                                             3,000             32,130
 * Peerless Systems Corp.                                                24,300             30,375
 * Peet's Coffee & Tea, Inc.                                             22,311            508,245
*# Pegasus Communications Corp.                                           8,770            142,249
 * Pegasus Solutions, Inc.                                               40,533            466,130
 * Pegasystems, Inc.                                                     60,259            512,804
 * Pemco Aviation Group, Inc.                                               950             30,865
 * Pemstar, Inc.                                                         73,200            192,516
   Penford Corp.                                                          7,300            125,560
   Penn Engineering & Manufacturing
     Corp. Class A                                                        1,200             18,360
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                    15,000            263,100
 * Penn National Gaming, Inc.                                            67,800          2,032,644
 * Penn Treaty American Corp.                                            24,800             52,824
   Penn Virginia Corp.                                                   15,500            965,650
   Penn-America Group, Inc.                                              24,500            323,400
   Pennfed Financial Services, Inc.                                       7,400            224,072
   Penns Woods Bancorp, Inc.                                                770             33,534
 * Penwest Pharmaceuticals Co.                                           31,400            346,028
   Peoples Bancorp, Inc.                                                    300              7,463
   Pep Boys - Manny, Moe & Jack                                          84,400          2,066,956
 * Perceptron, Inc.                                                      13,850             92,795
 * Performance Technologies, Inc.                                        21,600            234,144
 * Pericom Semiconductor Corp.                                           41,800            447,678
 * Perini Corp.                                                          39,200            427,280
 * Perot Systems Corp.                                                   60,900            828,849
   Perrigo Co.                                                          110,900          2,269,014
 * Perry Ellis International, Inc.                                       13,600            326,128
 * Per-Se Technologies, Inc.                                             50,000            650,000
 * Pervasive Software, Inc.                                              37,339            227,768
 * PetMed Express, Inc.                                                  15,565            132,303

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Petrocorp, Inc. Escrow Shares                                          6,900    $           414
 * Petroleum Development Corp.                                           27,133            666,658
   PFF Bancorp, Inc.                                                     28,700          1,142,834
 * Pfsweb, Inc.                                                               9                 15
 * Pharmacopia Drug Discovery, Inc.                                      26,450            184,092
 * Pharmacyclics, Inc.                                                   32,600            390,222
*# Pharmanetics, Inc.                                                     9,500              6,650
 * PharmChem, Inc.                                                        5,100                816
 * Pharmos Corp.                                                          6,200             20,956
 * Philadelphia Consolidated Holding
     Corp.                                                               37,200          2,108,496
   Phillips-Van Heusen Corp.                                             52,200            988,146
 * Phoenix Gold International, Inc.                                       1,000              1,240
 * Phoenix Technologies, Ltd.                                            38,990            257,334
 * Photo Control Corp.                                                    1,000              2,750
 * PhotoMedex, Inc.                                                      49,800            176,790
 * Photon Dynamics, Inc.                                                 28,100            906,787
 * Photronics, Inc.                                                      53,300            942,344
 * Physiometrix, Inc.                                                     7,400             12,580
 * Piccadilly Cafeterias, Inc.                                           10,400                 10
 * Pico Holdings, Inc.                                                   12,300            224,475
   Piedmont Natural Gas Co.                                              32,500          1,332,825
   Pilgrims Pride Corp. Class B                                          29,500            792,960
 * Pinnacle Entertainment, Inc.                                          59,800            681,720
 * Pinnacle Systems, Inc.                                               115,400            838,958
 * Pioneer Drilling Co.                                                   1,500              9,630
 * Pixelworks, Inc.                                                      51,000            922,080
 * Pizza Inn, Inc.                                                       10,000             29,200
 * Plains Exploration & Production Co.                                   98,563          1,754,421
 * Plains Resources, Inc.                                                40,100            687,314
 * Planar Systems, Inc.                                                  24,800            313,720
 * Plantronics, Inc.                                                     27,700          1,101,075
 * Plato Learning, Inc.                                                  39,066            411,756
 * Play By Play Toys and Novelties, Inc.                                  3,300                  8
 * Playboy Enterprises, Inc. Class A                                      4,700             51,700
 * Playboy Enterprises, Inc. Class B                                     47,100            568,968
 * Playtex Products, Inc.                                               104,100            744,315
 * Plexus Corp.                                                          73,000          1,072,370
 * Plug Power, Inc.                                                     124,043            944,215
 * PLX Technology, Inc.                                                  40,500            603,855
 * Plymouth Rubber, Inc. Class B                                            200                 68
   PMA Capital Corp. Class A                                             51,800            361,046
   PNM Resources, Inc.                                                   68,400          2,055,420
   Pocahontas Bancorp, Inc.                                               4,400             75,130
*# Point Therapeutics, Inc.                                                 660              4,125
 * Point.360                                                              9,000             28,980
   PolyMedica Corp.                                                      44,600          1,289,386
 * Polyone Corp.                                                         94,200            649,038
   Pomeroy IT Solutions, Inc.                                            20,195            256,880
   Pope & Talbot, Inc.                                                   26,700            446,691
 * Porta Systems Corp.                                                    9,600              1,056
 * Portal Software, Inc.                                                 70,020            322,092
 * Possis Medical, Inc.                                                  30,200            861,304
   Potlatch Corp.                                                        50,100          1,891,275
 * Powell Industries, Inc.                                               18,090            309,158
 * Power Intergrations, Inc.                                             51,900          1,429,326
   PowerCerv Corp.                                                        1,755              1,106
 * Power-One, Inc.                                                      141,700          1,428,336
*# Powerwave Technologies, Inc.                                         107,800            863,478
 * Pozen, Inc.                                                           48,500            481,120
 * PPT Vision, Inc.                                                       6,800              9,588
 * PRAECIS Pharmaceuticals, Inc.                                         88,204    $       367,811
   Preformed Line Products Co.                                            1,200             33,000
 * Premier Financial Bancorp                                              5,200             47,892
*# Premier Laser Systems, Inc. Class A                                    3,400                  2
*# Pre-Paid Legal Services, Inc.                                         27,750            653,790
   Presidential Life Corp.                                               49,400            835,848
 * Presstek, Inc.                                                        58,198            600,021
*# PRG-Schultz International, Inc.                                      104,100            469,491
 * Price Communications Corp.                                            95,970          1,386,767
*# Priceline.com, Inc.                                                   45,116          1,182,039
 * Pricesmart, Inc.                                                       9,600             52,896
 * Prima Energy Corp.                                                    22,062            840,562
 * Prime Hospitality Corp.                                               76,400            757,124
 * Prime Medical Services, Inc.                                          38,628            225,974
 * PRIMEDIA, Inc.                                                       437,638          1,304,161
 * Primus Knowledge Solutions, Inc.                                      16,500             35,145
 * Primus Telecommunications Group,
     Inc.                                                                86,000            521,160
 * Princeton Review, Inc.                                                14,600            104,098
 * Printronix, Inc.                                                       5,800             84,100
 * Priority Healthcare Corp.                                             62,636          1,265,247
 * Private Business, Inc.                                                   945              2,174
 * Proassurance Corp.                                                    49,450          1,635,312
 * Procom Technology, Inc.                                                5,400              6,588
 * Procurenet, Inc.                                                      19,700                 20
 * Progenics Pharmaceuticals, Inc.                                       28,500            500,175
   Programmers Paradise, Inc.                                             5,200             38,428
 * Progress Software Corp.                                               60,700          1,135,697
 * ProQuest Co.                                                          48,300          1,259,664
 * ProsoftTraining.com                                                      500                380
   Prosperity Bancshares, Inc.                                           34,200            800,622
 * Protection One, Inc.                                                  91,400             17,823
 * Protein Design Labs, Inc.                                             13,144            256,439
   Providence & Worcester Railroad Co.                                    3,000             30,600
   Provident Bancorp, Inc.                                               23,047            240,611
   Provident Bankshares Corp.                                            41,877          1,208,151
   Provident Financial Group, Inc.                                       19,500            780,780
   Provident Financial Holdings, Inc.                                     8,325            207,293
 * Province Healthcare Co.                                               82,825          1,326,857
 * Proxim Corp.                                                          67,269             89,468
 * ProxyMed, Inc.                                                         2,692             51,148
 * PSS World Medical, Inc.                                              114,600          1,151,730
   Psychemedics Corp.                                                     5,225             57,475
 * Psychiatric Solutions, Inc.                                           19,633            486,506
 * PTEK Holdings, Inc.                                                   97,928          1,027,265
   Pulaski Financial Corp.                                                5,400             90,180
   Pulitzer, Inc.                                                        14,700            691,635
 * Pure World, Inc.                                                       7,600             14,592
 * PW Eagle, Inc.                                                         7,000             24,010
   Pyramid Breweries, Inc.                                                5,700             12,483
 * Qad, Inc.                                                             57,783            610,766
 * QEP Co., Inc.                                                          2,125             32,279
 * QRS Corp.                                                             26,700            146,583
*# QuadraMed Corp.                                                       27,006             82,368
   Quaker Chemical Corp.                                                 16,320            418,282
   Quaker City Bancorp, Inc.                                              2,734            149,331
   Quaker Fabric Corp.                                                   28,550            227,544
 * Quality Dining, Inc.                                                  11,400             25,650
 * Quality Systems, Inc.                                                 10,100            471,973
 * Qualstar Corp.                                                         5,500             32,753
   Quanex Corp.                                                          27,900          1,242,945

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Quanta Services, Inc.                                                194,000    $     1,028,200
 * Quantum Corp.- DLT                                                    91,700            270,515
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                     50,930            255,159
 * Quest Software, Inc.                                                 134,100          1,784,871
*# Questcor Pharmaceuticals, Inc.                                        26,800             22,512
 * Quicklogic Corp.                                                      39,000            116,961
 * Quidel Corp.                                                          53,544            299,311
 * Quigley Corp.                                                         19,300            153,223
 * Quiksilver, Inc.                                                      94,700          2,194,199
 * Quinton Cardiology Systems, Inc.                                      24,200            253,858
 * Quipp, Inc.                                                            1,400             21,000
   Quixote Corp.                                                         13,691            287,511
*# Quokka Sports, Inc.                                                    1,128                 14
 * Quovadx, Inc.                                                         62,047             66,390
 * R & B, Inc.                                                            8,400            157,500
 * R H Donnelley Corp.                                                   52,800          2,275,680
 * Radiant Systems, Inc.                                                 64,344            288,905
 * Radiologix, Inc.                                                      36,100            142,956
 * RadiSys Corp.                                                         31,662            527,489
*# Radyne ComStream, Inc.                                                 9,500             82,840
 * Rag Shops, Inc.                                                        2,415              7,970
 * Railamerica, Inc.                                                     56,100            715,275
 * Raindance Communictions, Inc.                                         73,896            161,093
 * Ralcorp Holdings, Inc.                                                49,400          1,647,490
 * Ramtron International Corp.                                           37,700            185,107
   Range Resources Corp.                                                 96,300          1,143,081
 * Rare Hospitality International, Inc.                                  57,382          1,467,832
   Raven Industries, Inc.                                                15,355            488,135
 * Rayovac Corp.                                                         57,900          1,569,090
 * Raytech Corp.                                                         16,400             33,620
 * RC2 Corp.                                                             29,594            827,448
 * RCM Technologies, Inc.                                                10,500             56,175
*# RCN Corp.                                                             82,600             14,868
 * Reading International, Inc. Class A                                   18,149            153,178
 * Reading International, Inc. Class B                                    1,060              8,745
 * RealNetworks, Inc.                                                   287,000          1,724,870
*# Redhook Ale Brewery, Inc.                                              9,300             20,274
   Redwood Empire Bancorp                                                 5,250            118,913
   Regal-Beloit Corp.                                                    40,404            826,262
 * Regeneration Technologies, Inc.                                       44,352            407,151
 * Regeneron Pharmaceuticals, Inc.                                       84,100            944,443
 * Regent Communications, Inc.                                           75,913            447,887
 * Register.Com, Inc.                                                    44,100            230,202
 * Rehabcare Group, Inc.                                                 27,500            686,950
 * Reliability, Inc.                                                      6,300              6,930
   Reliance Steel & Aluminum Co.                                         54,557          1,996,241
   Reliv International, Inc.                                             25,132            267,153
*# Relm Wireless Corp.                                                    7,600             18,240
 * Remec, Inc.                                                           96,850            634,368
 * RemedyTemp, Inc.                                                       6,600             85,945
 * Remington Oil & Gas Corp.                                             46,000            954,040
 # Renaissance Learning, Inc.                                            52,600          1,104,074
 * Rentrak Corp.                                                         16,500            146,850
 * Rent-Way, Inc.                                                        46,300            430,590
 * Repligen Corp.                                                        51,000            127,500
 * Reptron Electronics, Inc.                                              8,800                  0
*# Reptron Electronics, Inc.                                                343              2,504
   Republic Bancorp, Inc.                                               108,783          1,445,726
   Republic Bancorp, Inc. Class A                                        15,225            293,081
 * Republic First Bancorp, Inc.                                           6,334             75,375
 * Res-Care, Inc.                                                        37,785    $       524,078
 * ResMed, Inc.                                                          41,300          2,098,040
   Resource America, Inc.                                                29,551            644,212
 * Resources Connection, Inc.                                            38,668          1,648,030
 * Respironics, Inc.                                                     37,200          1,978,668
 * Restoration Hardware, Inc.                                            55,600            373,076
 * Retail Ventures Inc.                                                  56,600            409,218
 * Retek, Inc.                                                           93,100            607,012
 * Revlon, Inc.                                                         162,400            532,672
 * Rewards Network, Inc.                                                 41,600            410,176
 * Rex Stores Corp.                                                      18,600            228,780
 * Rexhall Industries, Inc.                                               3,542              6,163
 * RF Monolithics, Inc.                                                  12,700            121,666
*# Rhythms NetConnections, Inc.                                           8,900                  1
   Richardson Electronics, Ltd.                                          18,527            209,540
 * Rigel Pharmaceuticals, Inc.                                            2,222             39,463
   Riggs National Corp.                                                  49,299          1,076,690
 * Rimage Corp.                                                           8,600            121,518
 * Rita Medical Systems, Inc.                                            30,350            150,840
 * Riverside Group, Inc.                                                  1,000                 33
   Riverview Bancorp, Inc.                                                4,500             93,555
   Rivianna Foods, Inc.                                                  16,700            438,208
 * Riviera Holdings Corp.                                                 3,600             31,284
   RLI Corp.                                                             42,000          1,510,740
 * Roadhouse Grill, Inc.                                                 13,340              3,335
   Roanoke Electric Steel Corp.                                           9,900            130,185
   Robbins & Myers, Inc.                                                 24,600            543,660
*# Robotic Vision Systems, Inc.                                           3,480             11,658
 * Rochester Medical Corp.                                                5,300             43,036
   Rock of Ages Co.                                                       4,400             35,772
*# Rockford Corp.                                                        14,600             72,270
   Rock-Tenn Co. Class A                                                 61,200            983,484
   Rocky Mountain Chocolate Factory,
     Inc.                                                                 4,015             38,745
 * Rocky Shoes & Boots, Inc.                                              4,500             92,070
 * Rofin-Sinar Technologies, Inc.                                        25,300            662,126
 * Rogers Corp.                                                          27,500          1,689,875
   Rollins, Inc.                                                         77,100          1,880,469
 * Ross Systems, Inc.                                                     2,600             47,297
*# Roxio, Inc.                                                            1,629              7,282
   Royal Bancshares of Pennsylvania
     Class A                                                              4,430            101,181
   Royal Gold, Inc.                                                      35,335            492,217
 * Royale Energy, Inc.                                                    3,523             49,812
   RPC, Inc.                                                             28,600            391,820
 * RSA Security, Inc.                                                   104,200          1,911,028
 * RTI International Metals, Inc.                                        36,000            522,360
 * RTW, Inc.                                                              5,150             33,284
 * Rubio's Restaurants, Inc.                                             18,495            122,437
   Ruddick Corp.                                                         78,800          1,620,128
 * Rudolph Technologies, Inc.                                            28,400            528,240
 * Rural Cellular Corp. Class A                                           2,800             25,172
 * Rural/Metro Corp.                                                     14,000             17,500
 * Rush Enterprises, Inc. Class A                                         7,000             82,670
 * Rush Enterprises, Inc. Class B                                         7,000             84,959
   Russ Berrie & Co., Inc.                                               34,500            931,500
   Russell Corp.                                                         54,500            892,710
 * Ryan's Family Steak Houses, Inc.                                      71,800          1,208,394
   Ryerson Tull, Inc.                                                    41,800            560,538
 * S&K Famous Brands, Inc.                                                2,100             35,753
   S&T Bancorp, Inc.                                                     45,400          1,357,460

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * S1 Corp.                                                             120,498    $     1,131,476
 * Saba Software, Inc.                                                   22,900             80,150
 * Safeguard Scientifics, Inc.                                          203,500            518,925
 * SafeNet, Inc.                                                         39,904            929,763
 * Safety Components International, Inc.                                    118              1,578
 * Saga Communications, Inc. Class A                                     30,925            579,844
 * Salem Communications Corp.                                            30,440            913,200
*# Salton, Inc.                                                          18,500            104,710
 * San Filippo (John B.) & Son, Inc.                                     17,893            445,894
   Sanders Morris Harris Group, Inc.                                     29,532            397,205
   Sanderson Farms, Inc.                                                 33,400          1,536,400
 * Sands Regent Casino Hotel                                              2,000             13,660
   Sandy Spring Bancorp, Inc.                                            23,756            831,460
 * Sangamo BioSciences, Inc.                                             42,450            266,162
 * Sapient Corp.                                                        200,923          1,205,538
 * Satcon Technology Corp.                                               46,700            128,425
   Saucony, Inc. Class A                                                  2,700             55,077
   Saucony, Inc. Class B                                                  3,500             70,630
   Sauer-Danfoss, Inc.                                                   49,600            770,784
 * Savient Pharmaceuticals, Inc.                                         76,600            185,372
 * Saxon Capital, Inc.                                                   17,400            415,338
 * SBA Communications Corp.                                              88,500            341,610
 * SBE, Inc.                                                              3,500             12,215
 * SBS Technologies, Inc.                                                25,730            476,005
 * ScanSoft, Inc.                                                       217,760          1,141,062
 * ScanSource, Inc.                                                      21,200          1,128,900
   Schawk, Inc. Class A                                                  22,200            294,150
 * Scheid Vineyards, Inc.                                                 2,200             11,022
 * Schick Technologies, Inc.                                              9,000             86,850
 * Schieb (Earl), Inc.                                                    2,200              7,282
 * Schlotzskys, Inc.                                                      7,200             10,937
 * Schmitt Industries, Inc.                                               2,466              6,042
   Schnitzer Steel Industries, Inc.
     Class A                                                             62,351          1,724,629
 * Scholastic Corp.                                                      64,381          1,818,119
 * Schuff International, Inc.                                             7,000             16,380
   Schulman (A.), Inc.                                                   49,687            992,249
   Schweitzer-Maudoit International, Inc.                                25,500            717,825
 * Sciclone Pharmaceuticals, Inc.                                        75,746            376,458
 * Scientific Games Corp.                                               106,058          1,964,194
 * Scientific Learning Corp.                                              4,400             24,244
 * Scientific Technologies, Inc.                                          6,700             38,391
 * SciQuest, Inc.                                                         5,900             35,459
 * SCM Microsystems, Inc.                                                25,663            163,473
   SCP Pool Corp.                                                        56,700          2,282,175
   SCPIE Holdings, Inc.                                                   9,300             81,003
 * SCS Transportation, Inc.                                              24,350            553,963
   Seaboard Corp.                                                         1,400            523,600
 * Seabulk International, Inc.                                           46,800            415,116
 * Seachange International, Inc.                                         46,200            689,766
   Seacoast Banking Corp.                                                14,808            296,752
   Seacoast Financial Services Corp.                                     11,076            379,464
*# Seacor Smit, Inc.                                                     33,500          1,341,340
 * Seattle Genetics, Inc.                                                67,634            466,675
 * Secom General Corp.                                                      140                177
   Second Bancorp, Inc.                                                   9,900            316,008
 * Secure Computing Corp.                                                60,274            534,028
 * SED International Holdings, Inc.                                         825              1,254
 * SeeBeyond Technology Corp.                                           142,000            428,840
 * SEEC, Inc.                                                             3,000                750
 * Segue Software, Inc.                                                   9,500             35,008
 * Selas Corp. of America                                                 4,750    $        14,250
 * Select Comfort Corp.                                                  61,300          1,661,230
   Select Medical Corp.                                                 103,800          1,391,958
 * Selectica, Inc.                                                       66,500            291,337
   Selective Insurance Group, Inc.                                       47,079          1,700,964
   SEMCO Energy, Inc.                                                    47,900            274,946
 * Semitool, Inc.                                                        48,500            555,325
 * Semtech Corp.                                                         69,436          1,744,232
 * SEMX Corp.                                                             4,600                690
 * Seneca Foods Corp. Class A                                               200              3,750
 * Seneca Foods Corp. Class B                                             1,300             24,141
 # Sensient Technologies Corp.                                           81,200          1,640,240
 * Sensytech, Inc.                                                       10,414            224,640
 * Sequa Corp. Class A                                                    6,900            339,135
 * Sequa Corp. Class B                                                    2,600            131,820
 * Sequenom, Inc.                                                        64,500            103,845
 * SeraCare Life Sciences, Inc.                                           4,080             46,512
*# Serena Software, Inc.                                                 66,400          1,410,336
 * Serologicals Corp.                                                    41,950            718,604
 * Service Corp. International                                          261,400          1,882,080
 * ServiceWare Technologies, Inc.                                         2,900              1,682
 * Servotronics, Inc.                                                     1,100              4,285
 * SFBC International, Inc.                                              24,750            602,168
 * Shared Technologies Cellular, Inc.                                    10,100                  6
 * Sharper Image Corp.                                                   25,800            727,560
*# Shaw Group, Inc.                                                     107,487          1,268,347
 * Sheffield Pharmceuticals, Inc.                                            25                  0
 * Shiloh Industries, Inc.                                               13,500            146,880
 * Shoe Carnival, Inc.                                                   20,879            287,713
 * Shoe Pavilion, Inc.                                                    6,200             14,477
 * Sholodge, Inc.                                                         5,100             34,425
 * Shopko Stores, Inc.                                                   49,700            677,908
*# Shuffle Master, Inc.                                                  42,387          1,418,693
 * Siebert Financial Corp.                                               22,300             93,437
   Sierra Bancorp                                                         1,700             25,840
 * Sierra Health Services, Inc.                                          45,936          1,965,601
*# Sierra Pacific Resources                                             199,300          1,486,778
 * Sifco Industries, Inc.                                                 5,400             22,140
*# Sigma Designs, Inc.                                                   34,800            232,464
 * Sigmatron International, Inc.                                          2,200             26,730
   Silgan Holdings, Inc.                                                 31,200          1,308,528
*# Silicon Graphics, Inc.                                               340,500            643,545
 * Silicon Image, Inc.                                                  125,089          1,488,559
 * Silicon Storage Technology, Inc.                                     158,500          2,052,575
 * Silicon Valley Bancshares                                             59,500          2,223,515
 * Siliconix, Inc.                                                       37,437          1,803,340
 * Simclar, Inc.                                                          6,500             19,305
   Simmons First National Corp. Class A                                  24,000            578,160
 * SimpleTech, Inc.                                                      75,057            282,214
   Simpson Manufacturing Co., Inc.                                       41,300          2,263,240
 * Sinclair Broadcast Group, Inc.
     Class A                                                             78,000            861,900
 * Sipex Corp.                                                           56,200            362,490
 * Sirenza Microdevices, Inc.                                            54,466            218,409
*# Sirna Therapeutics, Inc.                                              42,625            133,843
 * Sitel Corp.                                                          122,200            382,486
 * Six Flags, Inc.                                                      157,905          1,105,335
   SJW Corp.                                                              9,000            292,500
 * Skechers U.S.A., Inc. Class A                                         31,800            365,700
   Skyline Corp.                                                          8,300            332,166
   Skywest, Inc.                                                         98,446          1,647,002

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Skyworks Solutions, Inc.                                             186,317    $     1,665,674
 * SL Industries, Inc.                                                    5,900             63,720
 * SM&A                                                                  33,300            269,730
 * Smart & Final Food, Inc.                                              50,700            787,878
 * SmartDisk Corp.                                                        2,500                450
 * Smith & Wollensky Restaurant
     Group, Inc.                                                         13,400             86,296
   Smith (A.O.) Corp.                                                    34,600          1,018,970
   Smith (A.O.) Corp. Convertible
     Class A                                                              3,750            110,438
 * Smith Micro Software, Inc.                                            21,400             44,512
 * Smithway Motor Xpress Corp.
     Class A                                                              4,000              9,880
 * Sola International, Inc.                                              54,300          1,052,877
 * Somera Communications, Inc.                                           59,150             82,810
   Sonic Automotive, Inc.                                                50,800          1,115,060
 * Sonic Corp.                                                          100,537          2,229,911
*# Sonic Foundry, Inc.                                                   42,300             66,411
 * Sonic Innovations, Inc.                                               34,700            355,675
 * Sonic Solutions                                                       36,800            782,000
 * SonicWALL, Inc.                                                      116,800            929,728
 * SonoSite, Inc.                                                        24,645            525,678
 * Sonus Networks, Inc.                                                  54,057            294,611
*# Sonus Pharmaceuticals, Inc.                                           30,900            145,230
 * Sorrento Networks Corp.                                               17,800             52,154
 * Sotheby's Holdings, Inc. Class A                                      80,900          1,206,219
   Sound Federal Bancorp, Inc.                                           21,108            273,349
 * Source Information Management, Inc.                                   39,200            411,600
 * Source Media, Inc.                                                    27,400                219
 * Sourcecorp, Inc.                                                      26,602            683,139
   South Financial Group, Inc.                                           60,927          1,679,148
   South Jersey Industries, Inc.                                         23,064            968,457
   Southern Banc Company, Inc.                                              200              3,675
 * Southern Energy Homes, Inc.                                           13,825             56,890
 * Southern Union Co.                                                    88,194          1,774,463
   Southside Banchares, Inc.                                                315              5,733
 * Southwall Technologies, Inc.                                          14,200              6,390
   Southwest Bancorp, Inc.                                               11,400            195,168
   Southwest Bancorporation of Texas,
     Inc.                                                                54,700          2,291,930
   Southwest Gas Corp.                                                   58,700          1,326,620
   Southwest Water Co.                                                   25,170            305,564
 * Southwestern Energy Co.                                               61,200          1,564,272
*# Spacehab, Inc.                                                        21,100             86,721
   Span-American Medical System, Inc.                                     2,400             28,296
 * Spanish Broadcasting System, Inc.                                     63,000            607,950
 * SPAR Group, Inc.                                                       2,900              3,857
   Spartan Motors, Inc.                                                  20,845            241,594
 * Spartan Stores, Inc.                                                  31,675            137,501
   Spartech Corp.                                                        50,000          1,144,000
 * Sparton Corp.                                                          7,938             66,441
 * Specialty Laboratories, Inc.                                          38,600            348,172
   SpectraLink Corp.                                                     32,200            484,288
 * Spectranetics Corp.                                                   41,502            248,597
 * Spectrum Control, Inc.                                                13,000            106,470
 * SpectRx, Inc.                                                          8,900             16,910
 # Speedway Motorsports, Inc.                                            67,190          2,258,928
 * Spescom Software, Inc.                                                 1,202                649
 * Spherion Corp.                                                       102,320            945,437
 * Spherix, Inc.                                                         12,100             72,479
 * Spiegel, Inc. Class A Non-Voting                                         100                  6
 * Spinnaker Exploration Co.                                             57,090    $     1,902,810
 * Spire Corp.                                                            6,700             32,897
 * Sport Chalet, Inc.                                                     2,700             33,750
 * Sport Supply Group, Inc.                                               8,900             10,458
 * Sport-Haley, Inc.                                                      2,700             14,418
 * Sports Club Co., Inc.                                                 20,100             32,160
 * SportsLine.Com, Inc.                                                  33,400             33,400
 * Sportsman's Guide, Inc.                                                8,000            154,080
 * SPSS, Inc.                                                            27,637            460,156
 * SRA International, Inc.                                               29,500          1,143,715
 * SRI/Surgical Express, Inc.                                             6,100             42,151
 * SRS Labs, Inc.                                                        24,330            113,378
   SS&C Technologies, Inc.                                               31,850            732,232
 # St. Mary Land & Exploration Co.                                       50,500          1,641,755
 * Staar Surgical Co.                                                    31,300            236,628
 * Stamps.com, Inc.                                                      37,023            489,074
*# Standard Automotive Corp.                                              4,400                  0
   Standard Commercial Corp.                                             21,129            348,417
 * Standard Management Corp.                                              7,600             26,220
 * Standard Microsystems Corp.                                           30,600            754,902
   Standard Motor Products, Inc. Class A                                 29,300            410,200
   Standard Register Co.                                                 40,300            491,257
   Standex International Corp.                                           20,800            539,136
   Stanley Furniture, Inc.                                                6,700            277,179
   Star Buffet, Inc.                                                      2,800             18,116
*# Star Scientific, Inc.                                                 78,311            241,198
 * Starbiz Restrictive Shares                                                 2                  0
 * Starcraft Corp.                                                        2,756             30,096
   Starrett (L.S.) Co. Class A                                            4,800             75,504
   StarTek, Inc.                                                         24,400            813,984
   State Auto Financial Corp.                                            67,520          2,056,659
   State Financial Services Corp.
     Class A                                                              7,800            221,676
 * Steak n Shake Co.                                                     46,318            814,734
*# Steel Dynamics, Inc.                                                  83,458          2,136,525
   Steel Technologies, Inc.                                              20,150            430,203
 * SteelCloud Co.                                                        12,100             30,008
 * Stein Mart, Inc.                                                      71,416          1,031,247
 * Steinway Musical Instruments, Inc.                                    12,500            425,000
 * Stellent, Inc.                                                        37,200            296,484
 * Stemcells, Inc.                                                        2,600              3,562
   Stepan Co.                                                             8,400            203,700
   Stephan Co.                                                            3,500             15,960
   Sterling Bancorp                                                      26,176            736,593
   Sterling Bancshares                                                   75,899            996,554
 * Sterling Financial Corp.                                              37,370          1,192,113
   Stewart & Stevenson Services, Inc.                                    48,702            825,499
 * Stewart Enterprises, Inc.                                            183,033          1,376,408
   Stewart Information Services Corp.                                    28,400            969,860
 * Stifel Financial Corp.                                                 6,100            153,110
 * Stillwater Mining Co.                                                148,000          2,242,200
 * Stone Energy Corp.                                                    45,063          2,023,329
 * Stonepath Group, Inc.                                                 67,200            169,344
 * Stoneridge, Inc.                                                      43,600            682,776
 * StorageNetworks, Inc. Escrow
     Shares                                                              60,800              1,648
 * Stratasys, Inc.                                                       17,400            451,878
 * Strategic Diagnostics, Inc.                                           32,700            132,762
   Strategic Distribution, Inc.                                           3,029             39,347
 * Stratesec, Inc.                                                        7,300                 58
 * Stratex Networks, Inc.                                               142,518            417,578

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Stratos International, Inc.                                           20,936    $       119,126
 * Strattec Security Corp.                                                4,100            238,866
 * Stratus Properties, Inc.                                               7,050             88,125
   Strayer Ed, Inc.                                                       8,300            967,697
   Stride Rite Corp.                                                     65,100            686,805
   Sturm Ruger & Co., Inc.                                               45,700            541,545
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                       18,500                  0
   Suffolk Bancorp                                                        8,600            273,136
 * Summa Industries, Inc.                                                 5,200             49,712
   Summit Bancshares, Inc.                                                2,000             56,500
   Summit Bank Corp.                                                      2,520             42,336
 * SumTotal Systems, Inc.                                                28,067            181,032
 * Sun Bancorp, Inc.                                                     23,736            528,601
   Sun Hydraulics, Inc.                                                   4,900             60,613
 * Sunair Electronics, Inc.                                               3,000             17,220
 * Sundance Homes, Inc.                                                   3,000                 17
 * SunLink Health Systems, Inc.                                           1,048              5,450
*# Sunrise Senior Living, Inc.                                           36,065          1,299,783
   Sunrise Telecom, Inc.                                                  3,700              9,842
 * Suntron Corp.                                                          5,265             40,698
 * Superconductor Technologies, Inc.                                     83,940             96,531
 * Supergen, Inc.                                                        72,390            547,992
 * Superior Consultant Holdings Corp.                                    10,700             66,768
 * Superior Energy Services, Inc.                                       126,500          1,157,475
 # Superior Industries International, Inc.                               45,400          1,482,310
   Superior Uniform Group, Inc.                                           7,000            115,500
 * Supertex, Inc.                                                        21,800            341,606
 * SupportSoft, Inc.                                                     71,600            703,112
   Supreme Industries, Inc.                                              11,408             77,004
*# SureBeam Corp.                                                        12,725                115
   SureWest Communications                                               24,112            773,272
*# SurModics, Inc.                                                       29,700            662,310
   Susquehanna Bancshares, Inc.                                          67,800          1,649,574
 * Swift Energy Corp.                                                    47,000            949,400
 * Swift Transportation, Inc.                                             4,200             75,432
 * Swisher International, Inc.                                              700                770
*# Switchboard, Inc.                                                     30,600            236,538
   SWS Group, Inc.                                                       29,118            469,382
 * Sybron Dental Specialties, Inc.                                       65,300          1,778,772
 * Sycamore Networks, Inc.                                              226,952          1,000,858
 * Sykes Enterprises, Inc.                                               65,328            408,953
 * Sylvan, Inc.                                                           5,400             65,070
 * Symmetricom, Inc.                                                     82,767            653,859
 * Syms Corp.                                                            28,200            229,548
 * Symyx Technologies                                                    54,200          1,305,678
 * Synalloy Corp.                                                         5,900             54,988
 * Synaptics, Inc.                                                       42,000            805,140
 * Synovis Life Technologies, Inc.                                       19,500            175,500
 * Synplicity, Inc.                                                      40,975            239,704
   Syntel, Inc.                                                          67,148          1,272,455
 * Synthetech, Inc.                                                      16,400             20,828
*# Syntroleum Corp.                                                      66,566            419,366
   Sypris Solutions, Inc.                                                28,163            535,097
 * Systemax, Inc.                                                        40,100            248,620
 * T-3 Energy Services, Inc.                                              1,250              8,219
 * Tag-It Pacific, Inc.                                                  16,500             78,870
 * Taitron Components, Inc.                                               5,000             12,950
*# Take Two Interactive Software                                         32,200            958,594
 * TALK America Holdings, Inc.                                           44,509            418,830
   TALX Corp.                                                            23,038            534,482
   Tandy Brand Accessories, Inc.                                          5,900    $        79,296
 * Tanox, Inc.                                                           75,600          1,245,132
 * Tarantella, Inc.                                                       3,300              5,330
 * Tarrant Apparel Group                                                 32,800             61,992
   Tasty Baking Co.                                                      17,400            164,082
   TB Woods Corp.                                                         7,600             58,140
 * TBA Entertainment Corp.                                                7,300              4,818
 * TBC Corp.                                                             37,250            945,778
 * TEAM America, Inc.                                                     2,800                  0
 * Team, Inc.                                                             7,600            119,320
 * TeamStaff, Inc.                                                       20,200             46,056
   Tech/Ops Sevcon, Inc.                                                  3,100             18,042
   Teche Holding Co.                                                        700             24,938
 * Techne Corp.                                                          45,700          1,770,875
 * Technical Communications Corp.                                           400              1,700
 * Technical Olympic USA, Inc.                                            8,500            276,675
 * Technitrol, Inc.                                                      68,600          1,427,566
   Technology Research Corp.                                              9,700            101,753
 * Technology Solutions Corp.                                            42,400             45,792
 * TechTeam Global, Inc.                                                 20,800            159,765
   Tecumseh Products Co. Class A                                         23,400            868,608
 * Tegal Corp.                                                            5,000              8,300
*# Tejon Ranch Co.                                                       13,900            482,747
*# Tekelec                                                              105,900          1,760,058
 * TeleCommunication Systems, Inc.                                       40,500            205,335
 * Teledyne Technologies Inc.                                            55,200          1,016,784
 * Teletech Holdings, Inc.                                              121,600            914,432
 * Telik, Inc.                                                           73,800          1,690,020
 * Telular Corp.                                                         22,000            244,398
 * TenFold Corp.                                                          4,500              7,875
   Tennant Co.                                                           15,300            581,400
 * Tenneco Automotive, Inc.                                              71,200            909,224
 * Terayon Communication Systems, Inc.                                  123,500            339,625
 * Terex Corp.                                                           58,021          1,711,039
 * Terra Industries, Inc.                                               131,500            608,845
 * Tesoro Petroleum Corp.                                               103,400          2,462,988
 * Tessco Technologies, Inc.                                              4,500             79,830
 * Tetra Tech, Inc.                                                      91,126          1,545,497
 * Tetra Technologies, Inc.                                              37,900            902,399
   Texas Industries, Inc.                                                35,900          1,322,915
   Texas Regional Banchshares, Inc.
     Class A                                                             50,440          2,221,882
   Texas United Bancshares, Inc.                                            100              1,760
   TF Financial Corp.                                                     2,600             77,311
 * Thackeray Corp.                                                        4,100              5,535
 * The Banc Corp.                                                        27,800            190,152
   The Brink's Co.                                                       86,818          2,685,281
 * The Dress Barn, Inc.                                                  51,400            900,014
 * The Geo Group, Inc.                                                   25,000            483,750
   The Marcus Corp.                                                      35,200            570,240
 * The Medicines Co.                                                     75,791          2,436,681
 # The Phoenix Companies, Inc.                                          160,700          1,881,797
 * The Rowe Companies                                                    13,100             59,605
 * The Sports Authority, Inc.                                            43,506          1,483,555
 * Theragenics Corp.                                                     50,900            217,343
 * Therma-Wave, Inc.                                                     56,989            225,107
 * Thermwood Corp.                                                          200                163
 * TheStreet.com, Inc.                                                   41,600            156,416
 * Third Wave Technologies                                               66,386            321,972
 # Thomas & Betts Corp.                                                  93,500          2,287,010
 * Thomas Group, Inc.                                                     4,000              6,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Thomas Industries, Inc.                                               29,250    $       995,085
*# Thoratec Corp.                                                        94,843          1,383,759
*# THQ, Inc.                                                             64,700          1,364,523
 * Three-Five Systems, Inc.                                              35,599            190,811
 * TIBCO Software, Inc.                                                 172,330          1,430,339
 * Tickets.com, Inc.                                                      1,600                760
 * Tier Technologies, Inc. Class B                                       30,900            336,192
   TierOne Corp.                                                         30,553            637,336
 * TII Network Technologies, Inc.                                        11,260             15,764
   Timberland Bancorp, Inc.                                               3,900             86,580
 * Timco Aviation Services, Inc.                                          2,749              1,100
 * Time Warner Telecom, Inc.                                             77,187            328,817
 * Tipperary Corp.                                                       17,900             58,533
   Titan International, Inc.                                             19,600            208,740
 * Titan Pharmaceuticals, Inc.                                           49,300            162,690
 * Titanium Metals Corp.                                                  3,170            286,093
 * TiVo, Inc.                                                           135,426          1,030,592
 * TL Administration Corp.                                                  200                  6
 * TLC Vision Corp.                                                      33,060            343,493
   Todd Shipyards Corp.                                                   6,300            110,880
 * Todhunter International, Inc.                                          4,600             64,400
 * Tofutti Brands, Inc.                                                   6,900             22,080
 * Tollgrade Communications, Inc.                                        23,091            255,156
   Tompkins County Trustco, Inc.                                            363             16,313
 * Too, Inc.                                                             58,500            984,555
   Topps, Inc.                                                           68,886            597,242
 * Torch Offshore, Inc.                                                  23,300             61,512
 * Toreador Resources Corp.                                               4,900             25,774
   Toro Co.                                                              39,200          2,516,640
 * Total Entertainment Restaurant Corp.                                  16,761            219,050
*# Tower Automotive, Inc.                                                97,500            361,725
   Track Data Corp.                                                       5,600              5,600
 * Tractor Supply Co.                                                    43,600          1,679,908
 * Tradestation Group, Inc.                                              70,500            480,105
   Traffix, Inc.                                                         22,900            158,926
 * Trailer Bridge, Inc.                                                   9,800             54,390
 * Trammell Crow Co.                                                     59,500            756,245
 * Trans World Entertainment Corp.                                       61,000            608,780
 * Transact Technologies, Inc.                                            8,550            275,481
 * Transaction Systems Architects, Inc.                                  64,900          1,224,663
 * TransAxis, Inc.                                                           72                  5
 * Transcat, Inc.                                                         6,100             19,270
 * Transgenomic, Inc.                                                    21,900             33,945
 * Transkaryotic Therapies, Inc.                                         58,500            843,570
 * Transmeta Corp.                                                      263,500            574,430
 * Transmontaigne Oil Co.                                                61,500            357,930
 * Transport Corp. of America                                             5,200             37,440
 * Transport Industries, Inc.                                             1,400              2,254
 * Transpro, Inc.                                                        16,100             95,393
 * Transtechnology Corp.                                                  6,200             42,780
 * TransTexas Gas Corp. Class A                                             236                  5
*# Transwitch Corp.                                                      40,600             62,524
 * Travis Boats & Motors, Inc.                                            3,300              2,604
 * TRC Companies, Inc.                                                   23,500            387,985
   Tredegar Industries, Inc.                                             61,491            888,545
*# Trenwick Group, Ltd.                                                  11,975                108
*# Trestle Holdings Inc.                                                    450              1,125
 * Trex Co., Inc.                                                        25,000            908,250
 * Triad Guaranty, Inc.                                                  24,500          1,407,770
   Triarc Companies, Inc. Class A                                        33,300            361,305
   Triarc Companies, Inc. Class B                                        49,000            524,790
   Trico Bancshares                                                       9,900    $       180,774
*# Trico Marine Services, Inc.                                           57,100             13,133
 * Trident Microsystems, Inc.                                            38,500            589,050
 * Trimble Navigation, Ltd.                                              85,150          2,300,753
 * Trimedyne, Inc.                                                        4,300              3,870
 * Trimeris, Inc.                                                        36,700            538,022
 # Trinity Industries, Inc.                                              74,900          2,142,889
 * Trio-Tech International                                                  400              1,848
 * TriPath Imaging, Inc.                                                 64,452            591,669
 * Tripath Technology, Inc.                                              63,251            238,456
 * Tripos, Inc.                                                          10,620             59,366
 * Triquint Semiconductor, Inc.                                         221,397          1,235,395
 * Triton PCS Holdings, Inc.                                            103,600            488,992
 * Triumph Group                                                         26,302            836,667
 * TriZetto Group, Inc.                                                  79,700            520,441
 * TRM Corp.                                                              7,000             97,090
*# Tropical Sportswear International
     Corp.                                                               18,175             39,985
 * Trover Solutions, Inc.                                                 9,300             63,240
 * Troy Group, Inc.                                                      13,800             45,264
 * Trump Hotels & Casino Resorts, Inc.                                   49,100             96,727
   Trustco Bank Corp.                                                   125,752          1,623,458
   TSR, Inc.                                                              4,400             29,436
 * TTM Technologies, Inc.                                                69,000            786,600
 * Tuesday Morning Corp.                                                 69,300          1,978,515
 * Tufco Technologies, Inc.                                               4,500             38,205
 * Tularik, Inc.                                                        104,551          2,586,592
 * Tumbleweed Communications Corp.                                       74,095            368,993
 # Tupperware Corp.                                                      99,500          1,817,865
 * TurboChef Technologies, Inc.                                          20,500             80,975
 * Turnstone Systems, Inc.                                                   65                  9
 * Tut Systems, Inc.                                                     32,400            100,116
 * Tweeter Home Entertainment
     Group, Inc.                                                         41,100            273,726
   Twin Disc, Inc.                                                        2,800             61,600
 * Tyler Technologies, Inc.                                              70,500            627,450
*# U.S. Aggregates, Inc.                                                  1,600                  4
 * U.S. Concrete, Inc.                                                   44,900            313,402
 * U.S. Physical Therapy, Inc.                                           20,372            251,798
 * U.S. Xpress Enterprises, Inc.
     Class A                                                             10,823            140,158
 * UbiquiTel, Inc.                                                       84,490            357,393
 * UFP Technologies, Inc.                                                 3,800             12,350
   UGI Corp.                                                             42,900          1,376,661
 * UICI                                                                  78,700          1,564,556
   UIL Holdings Corp.                                                    24,600          1,092,240
 * Ulticom, Inc.                                                         70,508            662,775
*# Ultimate Electronics, Inc.                                            23,500             84,130
 * Ultimate Software Group, Inc.                                         35,000            449,750
 * Ultradata Systems, Inc.                                                2,000              3,300
 * Ultralife Batteries, Inc.                                             13,100            261,607
 * Ultratech Stepper, Inc.                                               39,500            601,980
   UMB Financial Corp.                                                   35,765          1,818,650
   Umpqua Holdings Corp.                                                 48,203            916,821
*# Unapix Entertainment, Inc.                                             6,100                 25
 * Unico American Corp.                                                   5,500             32,401
 * Unifi, Inc.                                                           83,334            194,168
   Unifirst Corp.                                                        14,350            373,100
 * Uni-Marts, Inc.                                                        6,500             14,235
   Union Bankshares Corp.                                                   170              5,106
   Union Community Bancorp                                                2,300             41,044

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Uniroyal Technology Corp.                                             13,300    $            13
 # Unisource Energy Corp.                                                67,080          1,655,534
 * Unit Corp.                                                            77,700          2,213,673
   United Auto Group, Inc.                                               66,400          1,920,952
   United Bankshares, Inc. WV                                            47,960          1,496,352
   United Community Banks, Inc.                                          59,351          1,404,838
   United Community Financial Corp.                                      51,972            629,381
   United Financial Corp.                                                   660             16,368
 * United Financial Mortgage Corp.                                        9,400             48,880
   United Fire & Casualty Co.                                             6,200            343,170
   United Guardian, Inc.                                                  1,900             12,084
   United Industrial Corp.                                               22,300            468,300
 * United Natural Foods, Inc.                                            67,300          1,702,017
 * United Online, Inc.                                                  108,403          2,036,892
 * United PanAm Financial Corp.                                             600              8,700
 * United Rentals, Inc.                                                 121,600          2,079,360
 * United Retail Group, Inc.                                             20,666             56,832
 * United Road Services, Inc.                                               720                 83
 # United Security Bancshares                                             2,000             44,600
 * United Stationers, Inc.                                               55,300          2,085,363
 * United Surgical Partners International,
     Inc.                                                                46,502          1,814,043
 * United Therapeutics Corp.                                             36,300            858,858
   Unitil Corp.                                                           4,700            122,670
   Unity Bancorp, Inc.                                                    5,460             70,980
 * Universal Access Global Holdings,
     Inc.                                                                 2,235              2,436
 * Universal American Financial Corp.                                    92,000          1,007,400
 * Universal Compression Holdings, Inc.                                  50,949          1,507,581
   Universal Corp.                                                       42,700          2,009,462
 * Universal Display Corp.                                               47,100            540,708
 * Universal Electronics, Inc.                                           23,300            343,442
   Universal Forest Products, Inc.                                       30,373            879,602
 * Universal Stainless & Alloy Products,
     Inc.                                                                 6,000             64,986
   Unizan Financial Corp.                                                33,197            855,819
 * Unova, Inc.                                                          102,800          1,783,580
 * UQM Technologies, Inc.                                                33,300             99,900
 * Urologix, Inc.                                                        23,842            334,980
 * URS Corp.                                                             68,913          1,735,229
*# US Airways Group, Inc.                                                 8,800             22,968
*# US Energy Corp.                                                       11,500             26,910
 * US LEC Corp.                                                          61,736            238,918
 * US Oncology, Inc.                                                    134,682          1,974,438
 * USA Truck, Inc.                                                        9,300            107,973
*# USAir Group, Inc.                                                     84,700              6,903
 * USANA, Inc.                                                           32,800            913,152
   USB Holding Co., Inc.                                                 17,099            376,520
*# USDATA Corp.                                                           2,820                113
   Usec, Inc.                                                           142,531          1,116,018
   USF Corp.                                                             47,037          1,352,314
 * Utah Medical, Inc.                                                     5,000            129,525
*# V.I. Technologies, Inc.                                               57,100             59,955
*# VA Software Corp.                                                     97,900            231,044
   Vail Banks Inc.                                                        1,300             16,250
 * Vail Resorts, Inc.                                                    46,600            696,670
*# Valence Technology, Inc.                                              20,900             81,719
   Valhi, Inc.                                                           14,240            158,064
 * Valley National Gases, Inc.                                            4,200             41,790
   Valmont Industries, Inc.                                              40,500            842,400
 * Valpey Fisher Corp.                                                    1,650              5,511
   Value Line, Inc.                                                       9,900    $       383,328
 * ValueClick, Inc.                                                     134,300          1,469,242
 * Valuevision Media, Inc. Class A                                       60,947            731,364
 * Vans, Inc.                                                            28,700            585,767
 * Varian Semiconductor Equipment
     Associates, Inc.                                                    51,200          1,882,624
 * Varian, Inc.                                                          54,100          2,407,450
 * Variflex, Inc.                                                         4,600             30,820
 * Vascular Solutions, Inc.                                              23,700            255,960
 * Vastera, Inc.                                                         75,179            259,368
 * Vaxgen, Inc.                                                          42,400            672,888
 * VCA Antech, Inc.                                                      65,062          2,797,666
   Vector Group, Ltd.                                                    66,457          1,056,666
 * Veeco Instruments, Inc.                                               49,700          1,283,254
 * Ventana Medical Systems, Inc.                                         29,014          1,497,122
 * Venture Catalyst, Inc.                                                 7,200              3,240
 * Verilink Corp.                                                        25,100            112,950
 * Veritas DGC, Inc.                                                     57,700          1,104,378
 * Verity, Inc.                                                          64,200            892,380
 * Vermont Pure Holdings, Ltd.                                           17,300             52,419
 * Versant Corp.                                                          5,400             11,016
 * Versar, Inc.                                                           8,700             44,718
 * Verso Technologies, Inc.                                              26,319             41,716
 * Vertex Pharmaceuticals, Inc.                                         132,888          1,169,414
 * Verticalbuyer Inc.                                                       920                  7
   Vesta Insurance Group, Inc.                                           60,500            359,975
 * Vestin Group, Inc.                                                       400              1,000
 * Vialta, Inc.                                                          40,295             15,312
 * Viasat, Inc.                                                          44,800          1,032,192
 * Vical, Inc.                                                           34,255            188,745
 * Vicon Industries, Inc.                                                 4,600             24,242
 * Vicor Corp.                                                           52,300            726,970
 * Vicuron Pharmaceuticals, Inc.                                         91,100          1,266,290
 # Video Display Corp.                                                    3,600             66,600
*# Viewpoint Corp.                                                       59,526            164,881
 * Vignette Corp.                                                       407,600            672,540
 * Viisage Technology, Inc.                                              58,895            577,760
   Vintage Petroleum, Inc.                                              109,300          1,703,987
 * Virage Logic Corp.                                                    35,727            269,024
 * Virbac Corp.                                                          22,000             66,000
   Virco Manufacturing Corp.                                             13,269             90,893
 * Virginia Commerce Bancorp, Inc.                                          400             11,380
 * Virologic, Inc.                                                       83,900            234,920
*# ViroPharma, Inc.                                                      44,725             82,294
 * Vision Sciences, Inc.                                                  5,100             21,318
 * Vista Medical Technologies, Inc.                                       7,500             11,100
   Visteon Corp.                                                        214,500          2,350,920
 * Visual Networks, Inc.                                                 31,900            102,718
 * Visx, Inc. DE                                                         87,400          2,054,774
 * Vital Images, Inc.                                                    18,200            176,904
   Vital Signs, Inc.                                                     21,956            592,812
 * VitalWorks, Inc.                                                      73,800            250,920
*# Vitech America, Inc.                                                  14,850                 67
 * Vitesse Semiconductor, Inc.                                           20,500            111,930
 * Vitria Technology, Inc.                                               53,942            153,195
 * Vivus, Inc.                                                           64,564            265,358
 * Vl Dissolution Corp                                                    3,101              1,930
   VLPS Lighting Services International,
     Inc.                                                                 4,800             20,040
 * Vodavi Technology, Inc.                                                4,300             20,468
 * Volt Information Sciences, Inc.                                       33,000            848,100

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Vulcan International Corp.                                               700    $        30,380
 * Vyyo, Inc.                                                            20,900            153,406
 * W-H Energy Services, Inc.                                             50,300            929,544
 * Wabash National Corp.                                                 45,800          1,204,540
   Wabtec Corp.                                                          76,000          1,253,240
   Walter Industries, Inc.                                               71,300            907,649
*# Warnaco Group, Inc.                                                    2,900                  3
 * Warnaco Group, Inc.                                                   61,372          1,223,144
   Warwick Community Bancorp, Inc.                                        5,000            153,500
   Warwick Valley Telephone Co.                                             300              6,300
   Washington Banking Co.                                                 4,680             75,348
   Washington Savings Bank FSB                                            2,400             24,936
   Washington Trust Bancorp, Inc.                                        21,855            549,653
 * Waste Connections, Inc.                                               49,200          2,091,000
   Waste Industries USA, Inc.                                            19,300            218,090
 * WatchGuard Technologoes, Inc.                                         56,780            369,638
 * Water Pik Technologies, Inc.                                           8,400            140,196
 * Waterlink, Inc.                                                       19,200                 16
   Waters Instruments, Inc.                                                 300              2,403
   Watsco, Inc. Class A                                                  37,400            978,758
   Watsco, Inc. Class B                                                   1,350             35,370
 * Watson Wyatt & Co., Holdings                                          55,900          1,461,785
   Watts Water Technologies, Inc.                                        40,400            980,508
   Wausau-Mosinee Paper Corp.                                            95,336          1,450,061
   Waypoint Financial Corp.                                              53,226          1,458,392
 * WCI Communities, Inc.                                                 74,500          1,657,625
   WD-40 Co.                                                             28,900            880,294
 * Webb Interactive Services, Inc.                                        5,300              3,339
 * Webco Industries, Inc.                                                 6,000             29,430
 * WebEx Communications, Inc.                                            73,680          1,739,585
 * webMethods, Inc.                                                      89,502            780,457
 * Websense, Inc.                                                        38,800          1,256,344
 * Weider Nutrition International, Inc.                                  10,500             48,720
   Weis Markets, Inc.                                                    19,607            669,579
   Wellco Enterprises, Inc.                                               1,000             19,100
   Wellman, Inc.                                                         65,300            519,135
 * Wells-Gardner Electronics Corp.                                        6,101             28,614
   Wesbanco, Inc.                                                        33,521            923,168
 * WESCO International, Inc.                                             67,900          1,125,782
   West Coast Bancorp                                                    25,609            563,654
 * West Marine, Inc.                                                     35,100            921,726
   West Pharmaceutical Services, Inc.                                    25,100            954,051
 * Westaff, Inc.                                                         24,300             63,180
   Westamerica Bancorporation                                             2,000             98,760
   Westar Energy, Inc.                                                   89,400          1,762,968
   Westbank Corp.                                                         4,740             89,254
 * Westcoast Hospitality Corp.                                           12,900             74,433
 * Westell Technologies, Inc.                                            89,580            492,690
   Western Gas Resources, Inc.                                           24,700          1,365,910
   Western Ohio Financial Corp.                                             900             29,835
 * Western Power & Equipment Corp.                                        3,373              1,231
 * Western Sierra Bancorp                                                 1,575             45,990
 * Westmoreland Coal Co.                                                    800             17,168
   Westwood Holdings Group, Inc.                                          6,479            112,540
 * Wet Seal, Inc. Class A                                                41,375            241,216
   Weyco Group, Inc.                                                        300             10,026
   WGL Holdings, Inc.                                                    14,000            385,140
 * White Electronics Designs Corp.                                       41,065            262,405
 * Whitehall Jewelers, Inc.                                              25,450            203,855
   Whitney Holdings Corp.                                                15,300            665,091
*# WHX Corp.                                                              6,333             10,259
 * Wickes, Inc.                                                           4,400    $           550
 * Wild Oats Markets, Inc.                                               51,350            695,793
 * William Lyon Homes, Inc.                                              12,600          1,130,220
 * Williams Industries, Inc.                                              1,200              4,218
 * Willis Lease Finance Corp.                                             9,500             78,375
   Willow Grove Bancorp, Inc.                                            17,451            265,430
 * Wilshire Financial Services Group,
     Inc.                                                                   137              1,232
 * Wilshire Oil Co. of Texas                                              7,107             35,606
 * Wilson Greatbatch Technologies, Inc.                                  36,000            979,200
 * Wilsons The Leather Experts, Inc.                                     32,945            110,366
 * Wind River Systems, Inc.                                             138,596          1,426,153
 * Winmark Corp.                                                          3,800             96,900
 # Winn-Dixie Stores, Inc.                                              241,000          1,525,530
   Winnebago Industries, Inc.                                            57,600          1,635,840
   Wintrust Financial Corp.                                              34,250          1,627,560
 * Wireless Facilities, Inc.                                            113,651          1,077,411
   Wireless Telecom Group, Inc.                                          28,800             85,968
 * Wireless WebConnect!, Inc.                                             8,900                 24
 * Wiser Oil Co.                                                         26,300            277,991
 * Witness Systems, Inc.                                                 44,500            641,245
 * WJ Communications, Inc.                                               50,400            161,280
 * WMS Industries, Inc.                                                  50,800          1,559,560
 * Wolverine Tube, Inc.                                                  20,100            228,738
   Wolverine World Wide, Inc.                                            67,000          1,765,450
 * Women First HealthCare, Inc.                                           1,500                 34
   Woodhead Industries, Inc.                                             20,557            309,588
   Woodward Governor Co.                                                 18,900          1,255,905
 * World Acceptance Corp.                                                32,000            572,480
*# World Access, Inc.                                                    35,372                 48
   World Fuel Services Corp.                                             18,300            806,481
   World Wrestling Federation
     Entertainment, Inc.                                                 22,700            275,578
*# WorldGate Communications, Inc.                                         6,500             13,455
 * WorldQuest Networks, Inc.                                              1,500              4,772
 * Worldwide Restaurant Concepts, Inc.                                   52,200            174,348
   Worthington Industries, Inc.                                          65,400          1,251,756
   WPS Resources Corp.                                                   31,200          1,412,112
 * Wright Medical Group, Inc.                                            56,500          1,833,990
   WSI Industries, Inc.                                                   2,000              5,338
   X-Rite, Inc.                                                          35,163            470,481
 * Xanser Corp.                                                          42,800            108,284
 * Xeta Corp.                                                             9,200             46,911
 * Xicor, Inc.                                                           45,974            691,909
 * Yankee Candle Co., Inc.                                               65,200          1,825,600
   Yardville National Bancorp                                            16,400            412,460
 * Yellow Roadway Corp.                                                  22,982            820,687
   York International Corp.                                              41,200          1,523,576
 * Young Broadcasting, Inc. Class A                                      29,507            422,540
 * Zapata Corp.                                                           2,340            159,120
   Zenith National Insurance Corp.                                       18,600            859,878
 * Zevex International, Inc.                                              3,400             11,628
 * Zhone Technologies, Inc.                                              37,400            122,672
 * Zila, Inc.                                                            76,307            388,403
*# Zix Corp.                                                             51,726            462,430
 * Zoll Medical Corp.                                                    14,622            451,820
*# Zoltek Companies, Inc.                                                27,800            202,384
 * Zomax, Inc.                                                           51,700            196,977
 * Zones, Inc.                                                           13,500             36,450
 * Zoran Corp.                                                           68,635          1,205,917
 * Zygo Corp.                                                            28,600            303,160

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Zymetx, Inc.                                                           8,600    $           452
 * Zymogenetics, Inc.                                                    88,239          1,404,765
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,513,392,652)                                                              1,723,375,415
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                       30                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                       30                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                 0                  0
*# Angeion Corp. Warrants 10/31/07                                          215                  0
 * Aura Systems, Inc. Warrants 05/31/05                                   1,262                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                24                184
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                    9,947             46,950
 * CSF Holding, Inc. Litigation Rights                                    3,250                  0
 * Danielson Holding Corp. Rights
     06/09/04                                                            33,400                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                      971                583
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                       22                  0
 * Imperial Sugar Co. Warrants 08/29/08                                     498              1,006
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                               188                 39
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                               582                134
*  Magnum Hunter Resources
     Warrants 03/21/05                                                    7,200              4,320
*  Orbital Science Corp. Warrants
     08/31/04                                                               152              1,193
*# OSI Pharmaceutical, Inc. Rights                                        4,829              1,859
*  PMR Corp. Contingent Value Rights
     08/05/04                                                             7,300                  7
*  Timco Aviation Services Warrants
     02/27/07                                                             6,696                  1
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107)                                                                           56,276
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                                $             2    $             0
 * Timco Aviation Services, Inc.                                              3                  0
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (8.0%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $26,894,000
    FNMA Notes 1.50%, 09/21/05,
    valued at $26,725,913) to be
    repurchased at $26,332,604
    (Cost $26,330,000)                                                   26,330         26,330,000
  Repurchase Agreement, Merrill Lynch
    Triparty Repo 0.96%, 06/01/04 (Collateralized by
    $124,075,000 U.S. Treasury Obligations rates ranging
    from 2.125% to 6.00%, maturities ranging from
    08/15/04 to 08/31/04, valued at $125,930,146) to be
    repurchased at $123,472,650
    (Cost $123,459,481)^                                                123,459        123,459,481
                                                                                   ---------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $149,789,481)                                                                 149,789,481
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,663,626,240)++                                                         $ 1,873,221,172
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $1,666,038,387.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (93.8%)
 * 1-800 CONTACTS, Inc.                                                  69,529    $     1,022,076
 * 1-800-FLOWERS.COM, Inc.                                               75,997            728,811
   1st Source Corp.                                                      83,333          1,891,659
 # 21st Century Holding Co.                                                 700             13,657
 * 24/7 Real Media, Inc.                                                  4,040             23,472
 * 3-D Systems Corp.                                                    110,010          1,329,911
 * 4Kids Entertainment, Inc.                                             73,200          1,584,780
*# 8X8, Inc.                                                             84,000            222,600
 * @Road, Inc.                                                          200,691          1,784,143
 * A. B. Watley Group, Inc.                                               9,900              1,980
 * A.C. Moore Arts & Crafts, Inc.                                       104,800          2,777,200
 * A.D.A.M., Inc.                                                         5,100             10,710
*# aaiPharma, Inc.                                                      154,500            712,245
 * Aames Financial Corp.                                                    480              1,411
 * AAON, Inc.                                                           141,925          2,719,283
 * AAR Corp.                                                            174,137          1,668,232
 * Abaxis, Inc.                                                         146,800          2,740,756
   ABC Bancorp                                                           62,670          1,232,719
   Abigail Adams National Bancorp, Inc.                                   1,375             22,000
 * Abiomed, Inc.                                                        114,691          1,416,434
 * Able Laboratories, Inc.                                               90,105          1,675,953
 * Ablest, Inc.                                                          13,500             71,550
   Abrams Industries, Inc.                                               17,100             71,820
 * Acacia Research-Acacia Technologies
     Common Stock                                                        68,050            421,910
 * Acacia Research-CombiMatrix Corp.                                     34,190            135,050
 * Accelrys, Inc.                                                       206,100          2,058,939
 * Access Pharmaceuticals, Inc.                                          71,200            399,432
*# Acclaim Entertainment, Inc.                                          117,200             49,341
 * Ace Cash Express, Inc.                                               105,275          2,505,545
 * Ace Comm Corp.                                                        78,700            192,028
   Aceto Corp.                                                          129,375          2,079,056
 * Aclara Biosciences, Inc.                                              89,200            338,960
 * Acme Communications, Inc.                                            120,000            928,800
 * Acme United Corp.                                                     30,407            212,849
 * ACT Manufacturing, Inc.                                                1,000                  5
 * ACT Teleconferencing, Inc.                                            79,000            203,109
 * Actel Corp.                                                          137,796          2,750,408
   Action Performance Companies, Inc.                                    98,900          1,498,335
 * ActivCard Corp.                                                      196,539          1,255,884
 * Active Power, Inc.                                                   227,100            794,850
 * Actuate Corp.                                                        303,904          1,136,601
   Adams Resources & Energy, Inc.                                        68,250            948,675
*# Addvantage Technologies Group, Inc.                                    1,500              8,137
 * ADE Corp.                                                             81,400          1,709,400
 * Adept Technology, Inc.                                                30,000             28,500
 * Administaff, Inc.                                                    140,700          2,327,178
 * Adolor Corp.                                                         271,636          3,792,039
 * Advanced Digital Information Corp.                                    13,700            122,615
 * Advanced Energy Industries, Inc.                                     111,206          1,704,788
*# Advanced Magnetics, Inc.                                              64,200            629,802
   Advanced Marketing Services, Inc.                                    132,075          1,462,070
 * Advanced Nutraceuticals, Inc.                                            475              2,137
*# Advanced Photonix, Inc. Class A                                       68,300            161,188
 * Advanced Power Technology, Inc.                                       73,800            974,898
   Advanta Corp. Class A                                                 58,683    $       948,317
   Advanta Corp. Class B Non-Voting                                      92,946          1,474,124
 * Advantage Marketing Systems, Inc.                                      1,400              8,316
 * Advent Software, Inc.                                                175,376          3,318,114
 * Aehr Test Systems                                                     57,400            229,600
 * AEP Industries, Inc.                                                  60,750            646,927
 * Aerosonic Corp.                                                       33,100            231,700
 * Aether Systems, Inc.                                                 229,876            783,877
 * Aetrium, Inc.                                                         87,300            801,414
 * AFC Enterprises, Inc.                                                  9,700            196,425
 * Affinity Technology Group, Inc.                                        1,700                139
 * Aftermarket Technology Corp.                                         151,100          2,212,104
 * Agile Software Corp.                                                 277,568          2,220,544
 * Agility Capital, Inc.                                                 13,400                 87
   Agilysys, Inc.                                                       172,338          2,121,481
 * Air Methods Corp.                                                     70,800            562,152
 * Airnet Systems, Inc.                                                  96,100            411,308
 * Airspan Networks, Inc.                                               116,005            643,828
 * AK Steel Holding Corp.                                               286,200          1,310,796
*# Akorn, Inc.                                                          202,000            666,600
*# Aksys, Ltd.                                                          160,300            974,624
   Alamo Group, Inc.                                                     70,700          1,106,455
 * Alaska Air Group, Inc.                                                80,600          1,660,360
 * Alaska Communications Systems
     Group, Inc.                                                        198,600          1,280,970
 * Albany Molecular Research, Inc.                                      171,240          2,164,474
 * Alcide Corp.                                                          18,000            370,080
 * Alderwoods Group, Inc.                                                21,000            271,110
 # Aldila, Inc.                                                          33,233            505,474
 * Alexion Pharmaceuticals, Inc.                                        118,570          2,377,328
   Alico, Inc.                                                           53,400          1,885,020
 * All American Semiconductor, Inc.                                      45,140            411,225
   Allen Organ Co. Class B                                                4,700            235,000
 * Alliance Imaging, Inc.                                               317,000          1,217,280
 * Alliance Semiconductor Corp.                                         201,818          1,204,853
 * Allied Defense Group, Inc.                                            48,640            853,146
 * Allied Healthcare International, Inc.                                146,800            738,404
 * Allied Healthcare Products, Inc.                                      65,800            357,294
 * Allied Holdings, Inc.                                                 73,100            372,810
 * Allied Motion Technologies, Inc.                                      34,580            178,779
*# Allos Therapeutics, Inc.                                             159,677            295,402
 * Allou Health Care, Inc. Class A                                       56,700                  6
 * Alloy, Inc.                                                          215,380          1,079,054
 * Allscripts Healthcare Solutions, Inc.                                206,200          1,698,882
 * Almost Family, Inc.                                                   11,500             90,907
 * Alpha Technologies Group, Inc.                                        87,200            122,080
 * Alpine Group, Inc.                                                    87,800            179,288
 * Alteon, Inc.                                                         231,200            300,560
*# Alterra Healthcare Corp.                                             139,000                 14
   Ambassadors Group, Inc.                                               70,300          1,447,477
   Ambassadors, Inc.                                                     70,300            901,949
 * AMC Entertainment, Inc.                                              179,200          2,705,920
 * Amcast Industrial Corp.                                               86,800            351,540
   Amcol International Corp.                                            158,200          2,641,940
   Amcore Financial, Inc.                                                 5,400            156,978
 * Amedisys, Inc.                                                        65,826          1,640,384

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * AMEN Properties, Inc.                                                 12,375    $        30,801
 * Amerco, Inc.                                                          13,605            340,261
 * America Services Group, Inc.                                          38,200          1,375,200
*# America West Holdings Corp. Class B                                  180,400          1,807,608
 * American Banknote Corp.                                                  595                170
   American Biltrite, Inc.                                               57,750            563,062
 * American Building Control, Inc.                                      108,300            202,521
*# American Business Financial
     Services, Inc.                                                      35,450            116,279
 * American Claims Evaluation, Inc.                                       3,100              8,959
 * American Dental Partners, Inc.                                        57,700            983,785
 * American Ecology Corp.                                               106,400            931,000
*# American Healthways, Inc.                                             94,400          1,939,920
 * American Indemnity Financial Escrow                                   16,700             16,700
 * American Independence Corp.                                           14,733            229,540
 * American Locker Group, Inc.                                           32,200            364,504
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                     102,100                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                  102,100                  0
 * American Medical Security Group,
     Inc.                                                               101,000          2,608,830
   American Pacific Corp.                                                66,400            484,720
 * American Physicians Capital, Inc.                                     45,800          1,055,690
 * American Physicians Services Group,
     Inc.                                                                36,700            359,660
 * American Retirement Corp.                                            138,600            623,700
 * American Science & Engineering,
     Inc.                                                                61,500          1,061,490
   American Shared Hospital Services                                     26,800            152,224
   American Software, Inc. Class A                                      292,000          1,865,880
   American States Water Co.                                             80,800          1,890,720
 * American Superconductor Corp.                                        147,976          1,858,579
 * American Technical Ceramics Corp.                                     68,100            602,685
   American Vanguard Corp.                                                5,998            230,323
 * American West Bancorporation                                          14,733            264,015
   American Woodmark Corp.                                               64,660          3,720,536
   Americana Bancorp, Inc.                                               20,350            330,687
 * America's Car-Mart, Inc.                                              41,000          1,209,500
 * AmeriServe Financial, Inc.                                           176,775          1,016,456
   Ameristar Casinos, Inc.                                               42,080          1,381,907
   Ameron International Corp.                                            56,800          1,767,048
 * Amistar Corp.                                                         27,800             62,689
 * AML Communications, Inc.                                              61,500             89,175
 * AMN Healthcare Services, Inc.                                        151,800          2,307,360
   Ampco-Pittsburgh Corp.                                                81,300          1,054,461
 * Ampex Corp. Class A                                                    7,565             13,239
   Amrep Corp.                                                           63,610          1,092,820
 * Amsurg Corp.                                                          66,946          1,516,338
 * Amtech Systems, Inc.                                                   2,400             12,192
 * AMX Corp.                                                             98,000            979,020
 * Anacomp, Inc.                                                              0                  3
 * Anadigics, Inc.                                                      167,800            827,254
 * Analex Corp.                                                          34,500            124,200
   Analogic Corp.                                                        22,672          1,045,859
 * Analysts International Corp.                                         190,092            568,375
*# Analytical Surveys, Inc.                                               5,670             14,175
 * Anaren, Inc.                                                         111,500          1,775,080
   Anchor Bancorp Wisconsin, Inc.                                       121,529          3,204,720
   Andersons, Inc.                                                       51,500            888,890
*# Andrew Corp.                                                           3,590             70,543
 * Angeion Corp.                                                          1,294    $         1,915
   Angelica Corp.                                                        48,200          1,074,860
 * Angelo & Maxie's, Inc.                                                15,333             16,406
 * Anika Therapeutics, Inc.                                              64,600            910,925
 * Ansoft Corp.                                                         114,500          1,701,470
 * AnswerThink, Inc.                                                    249,049          1,596,653
 * Ansys, Inc.                                                          139,700          6,018,276
 * Anthony and Sylvan Pools Corp.                                        57,410            241,122
*# Antigenics, Inc.                                                     234,997          1,896,426
 * AP Pharma, Inc.                                                      193,400            642,088
 * APA Optics, Inc.                                                      41,400            103,500
 * APAC Teleservices, Inc.                                              389,119            867,735
 * Aphton Corp.                                                         189,794            855,971
   Apogee Enterprises, Inc.                                             241,900          2,409,324
 * Apogee Technology, Inc.                                                1,000              8,830
 * Applica, Inc.                                                        127,300          1,250,086
 * Applied Extrusion Technologies, Inc.                                 114,100            119,805
 * Applied Films Corp.                                                   78,701          2,128,862
 * Applied Imaging Corp.                                                 48,000             56,160
   Applied Industrial Technologies, Inc.                                104,700          2,800,725
 * Applied Innovation, Inc.                                             142,800            571,200
   Applied Signal Technologies, Inc.                                     94,700          2,959,375
 * Applix, Inc.                                                         121,600            535,040
 * Apropos Technology, Inc.                                              91,500            371,490
 * aQuantive, Inc.                                                      160,407          1,613,694
 * Aradigm Corp.                                                        226,000            246,340
   Arch Chemicals, Inc.                                                 118,449          3,142,452
 * Arch Wireless, Inc.                                                   36,612          1,160,234
   Arctic Cat, Inc.                                                      79,082          1,822,840
*# Ardent Communications, Inc.                                           20,000                 50
 * Arena Pharmaceuticals, Inc.                                          136,553            800,201
 * Argonaut Group, Inc.                                                 128,700          2,236,806
 * Argonaut Technologies, Inc.                                           97,100            158,273
 * Ariad Pharmaceuticals, Inc.                                          278,271          2,988,631
 * Ark Restaurants Corp.                                                 21,400            472,940
 * Arlington Hospitality, Inc.                                           60,600            206,040
*# Armstrong Holdings, Inc.                                              52,400             46,112
*# Arotech Corp                                                          40,800            103,632
 * Arqule, Inc.                                                         155,100            899,580
 * Array BioPharma, Inc.                                                154,220          1,462,006
 # Arrhythmia Research Technology, Inc.                                  16,475            209,562
 * Arris Group, Inc.                                                    341,000          2,155,120
   Arrow Financial Corp.                                                 84,512          2,484,653
 * Art Technology Group, Inc.                                            69,900             95,763
   Artesian Resources Corp. Class A                                         700             19,096
 * Artesyn Technologies, Inc.                                           210,200          1,921,228
 * Arthrocare Corp.                                                     114,861          2,811,797
*# Artificial Life, Inc.                                                    100                 66
 * Artisan Components, Inc.                                             206,056          5,219,398
 * Artisoft, Inc.                                                        23,716             61,899
 * Arts Way Manufacturing Co., Inc.                                         100                518
 * ASA International. Ltd.                                                  196                882
   ASB Financial Corp.                                                    4,500            103,500
 * Ashworth, Inc.                                                       132,700          1,060,273
 * Aspect Medical Systems, Inc.                                         103,010          1,567,812
 * Aspen Technology, Inc.                                               221,587          1,398,214
 * Aspeon, Inc.                                                           5,600                 56
*# Astea International, Inc.                                             21,160            220,276
 * Astec Industries, Inc.                                               101,161          1,751,097
   Astro-Med, Inc.                                                       54,422            576,873
 * Astronics Corp.                                                       36,681            185,606

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Astronics Corp. Class B                                               13,755    $        66,024
*# AstroPower, Inc.                                                      18,050                722
 * ASV, Inc.                                                             76,750          2,323,222
 * Asyst Technologies, Inc.                                             253,558          2,593,898
 * ATA Holdings Corp.                                                   155,900            989,965
 * Atari, Inc.                                                          527,469          1,466,364
 * AtheroGenics, Inc.                                                    69,916          1,642,327
 * Atlantic American Corp.                                              157,725            468,443
 * Atlantic Coast Airlines, Inc.                                        158,993            896,721
 * Atlantic Premium Brands, Ltd.                                         27,000             35,100
 * Atlantis Plastics, Inc.                                               34,800            537,660
 * Atlas Air Worldwide Holdings, Inc.                                    34,300              1,784
 * ATP Oil & Gas Corp.                                                  206,905          1,224,878
   Atrion Corp.                                                          15,400            665,896
 * Atrix Labs, Inc.                                                     115,994          3,165,476
 * ATS Medical, Inc.                                                     14,200             66,740
 * Atwood Oceanics, Inc.                                                 73,400          2,922,788
 * Audiovox Corp. Class A                                               109,490          1,524,101
 * August Technology Corp.                                               95,100          1,279,095
 * Ault, Inc.                                                            40,100            119,498
 * Aurora Foods, Inc.                                                        46                  0
*# Authentidate Holding Corp.                                           144,200          1,816,920
 * autobytel.com, Inc.                                                  212,814          2,223,906
 * Avalon Holding Corp. Class A                                          15,475             41,086
 * Avanex Corp.                                                         258,400            801,040
 * Avanir Pharmaceuticals Class A                                        69,500             96,605
 * Avant Immunotherapeutics, Inc.                                       385,440            936,619
 * Avatar Holdings, Inc.                                                 47,000          1,966,480
   Avatech Solutions, Inc.                                               12,186              9,749
 * Avi Biopharma, Inc.                                                  190,670            430,914
 * Aviall, Inc.                                                         173,950          3,019,772
 * Avici Systems Inc.                                                    64,681            683,031
 * Avigen, Inc.                                                         136,000            481,440
 * Avteam, Inc. Class A                                                  82,500                124
 * Aware, Inc.                                                          120,600            391,950
 * Axonyx, Inc.                                                           1,200              5,952
*# AXS-One, Inc.                                                        170,000            503,200
 * Axsys Technologies, Inc.                                              49,600            959,760
 * AXT, Inc.                                                            114,600            242,952
 * AZZ, Inc.                                                             59,726            889,917
   Badger Meter, Inc.                                                    64,500          2,710,290
 * Badger Paper Mills, Inc.                                                 200              1,027
   Bairnco Corp.                                                        105,300            852,930
 * Baker (Michael) Corp.                                                 61,614            884,161
 * Baker (Michael) Corp. Class B                                         15,400            220,990
   Balchem Corp.                                                         24,100            629,010
 * Baldwin Technology, Inc. Class A                                     131,900            488,030
 * Ballantyne Omaha, Inc.                                               126,135            368,314
 * Bally Total Fitness Holding Corp.                                    180,300            829,380
 * Bancinsurance Corp.                                                   39,480            324,131
   Bank of Granite Corp.                                                 31,200            604,344
   Bank of The Ozarks                                                    20,800            503,360
 * Bankrate, Inc.                                                        50,700            575,445
 * BankUnited Financial Corp. Class A                                    52,700          1,374,943
   Banner Corp.                                                         116,190          3,392,748
   Barnes Group, Inc.                                                    71,400          1,897,098
   Barnwell Industries, Inc.                                             10,100            464,196
   Barra, Inc.                                                            8,100            331,371
 * Barrett Business Services, Inc.                                       61,800            836,772
 * Barry (R.G.) Corp.                                                   165,535            352,590
   Bassett Furniture Industries, Inc.                                   105,400          2,005,657
 * Bay View Capital Corp.                                               260,100    $       530,604
 * Baycorp Holdings, Ltd.                                                 4,189             55,588
 * BE Aerospace, Inc.                                                   197,034          1,257,077
 * Beasley Broadcast Group, Inc.                                         38,478            589,483
 * Bebe Stores, Inc.                                                    132,900          2,655,342
   BEI Technologies, Inc.                                               131,800          3,515,106
   Bel Fuse, Inc. Class A                                                42,550          1,287,606
   Bel Fuse, Inc. Class B                                                93,250          3,388,705
   Belden, Inc.                                                         122,200          2,065,180
 * Bell Industries, Inc.                                                 88,500            261,075
 * Bell Microproducts, Inc.                                             168,350          1,072,389
 * Benihana, Inc.                                                        11,500            166,750
 * Benihana, Inc. Class A                                                 3,335             48,824
 * Bentley Pharmaceuticals, Inc.                                        128,550          1,619,730
   Berry Petroleum Corp. Class A                                        171,900          4,684,275
 * Bethlehem Steel Corp.                                                  5,700                 18
 * Beverly Enterprises                                                  286,300          2,427,824
 * Beyond.com Corp.                                                       5,160                 72
   BHA Group Holdings, Inc. Class A                                      84,754          2,765,523
 * Big 4 Ranch, Inc.                                                     35,000                  0
 * Big City Radio, Inc.                                                  34,250              4,452
 * Big Dog Holdings, Inc.                                                 2,100             10,103
 * BindView Development Corp.                                           254,250            775,462
 * Bio Imaging Technologies, Inc.                                        57,400            323,736
 * Bioanalytical Systems, Inc.                                            8,700             35,017
 * Biocryst Pharmaceuticals, Inc.                                       179,700          1,940,760
*# BioLase Technology, Inc.                                             131,150          1,546,258
 * Bio-Logic Systems Corp.                                               42,800            265,788
 * BioMarin Pharmaceutical, Inc.                                        280,695          1,715,046
 * Biomerica, Inc.                                                       23,400             12,870
 * Bio-Reference Laboratories, Inc.                                      62,659            958,056
 * BioSante Pharmaceuticals, Inc.                                        20,300            154,280
*# Biosite, Inc.                                                         81,700          3,249,209
 * Biosource International, Inc.                                         98,100            707,399
 * Biospecifics Technologies Corp.                                       39,000             58,500
 * BioSphere Medical, Inc.                                               74,300            228,844
*# BioTime, Inc.                                                         11,000             19,800
 * Bitstream, Inc.                                                       81,600            186,048
   Blair Corp.                                                           68,800          1,768,160
 * Blonder Tongue Laboratories, Inc.                                     76,300            240,345
 * Blount International, Inc.                                            43,500            434,130
 * Blue Coat Systems, Inc.                                               56,472          1,569,922
 * Blue Martini Software, Inc.                                           34,501            154,875
 * Bluegreen Corp.                                                      226,729          2,716,213
 * BMC Industries, Inc.                                                 142,200              8,887
 * BNS Co. Class A                                                       26,480            162,852
 * Boca Resorts, Inc.                                                   135,906          2,443,590
 * Bogen Communications International,
     Inc.                                                                64,200            322,605
*# Bolder Technologies Corp.                                             40,300                103
 * Bolt Technology Corp.                                                 44,700            205,620
 * Bombay Co., Inc.                                                     299,600          1,743,672
 * Bone Care International, Inc.                                         76,234          1,627,596
 * Bontex, Inc.                                                           2,200                330
   Bon-Ton Stores, Inc.                                                 110,500          1,413,295
 * Bookham Technologies P.L.C.                                          227,663            239,046
 * Books-a-Million, Inc.                                                171,700          1,030,200
   Boston Acoustics, Inc.                                                52,750            580,250
 * Boston Beer Company, Inc. Class A                                    131,700          2,515,470
 * Boston Biomedical, Inc.                                               39,300            124,188
 * Boston Communications Group, Inc.                                    131,800          1,397,080

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Boston Private Financial Holdings,
     Inc.                                                                46,300    $     1,059,807
   Bostonfed Bancorp, Inc.                                               36,100          1,212,960
 * Bottomline Technologies, Inc.                                         81,896            786,202
   Bowl America, Inc. Class A                                            55,406            786,765
   Bowne & Co., Inc.                                                    188,868          3,006,779
 * Boyd Brothers Transportation, Inc.                                    13,000             88,660
 * Boyds Collection, Ltd.                                               460,400          1,316,744
 * Bradley Pharmaceuticals, Inc. Class A                                 75,649          1,761,109
 * Braun Consulting, Inc.                                                89,200            149,856
 * Breed Technologies, Inc.                                               5,600                148
   Bridgford Foods Corp.                                                 91,467            704,296
 * Brigham Exploration Co.                                              150,638          1,283,586
 * Brightpoint, Inc.                                                    102,087          1,137,249
 * BrightStar Information Technology
     Group, Inc.                                                         53,300              1,919
 * Brillian Corp.                                                        23,600            199,444
*# Brilliant Digital Entertainment, Inc.                                141,500             10,046
*# BriteSmile, Inc.                                                       4,700             51,700
 * Broadview Media, Inc.                                                 15,800             96,380
 * BroadVision, Inc.                                                    176,769            611,444
 * Brookstone, Inc.                                                     170,775          3,297,665
 * Brooktrout, Inc.                                                     109,050          1,049,061
   Brown Shoe Company, Inc.                                             129,300          5,343,969
 * Bruker BioSciences Corp.                                             496,291          2,362,345
 * Brush Engineered Materials, Inc.                                      90,200          1,571,284
   Bryn Mawr Bank Corp.                                                   5,600            115,360
   BSB Bancorp, Inc.                                                    121,906          4,236,233
 * BSQUARE Corp.                                                         23,000             22,287
 * BTU International, Inc.                                               78,200            412,896
 * Buca, Inc.                                                            89,300            470,611
 * Buckeye Technology, Inc.                                             198,190          1,999,737
   Buckle, Inc.                                                         101,800          2,859,562
   Building Materials Holding Corp.                                     120,600          2,075,526
 * Bull Run Corp.                                                        23,390             12,748
 * Bush Industries, Inc. Class A                                         38,400             25,728
 * Butler International, Inc.                                            69,690            172,832
   C & D Technologies, Inc.                                             180,000          2,939,400
   C & F Financial Corp.                                                    100              3,760
 * C-COR.net Corp.                                                      223,985          1,991,227
*# C-Phone Corp.                                                         31,800                556
 * Cable Design Techologies Corp.                                       311,400          2,597,076
 * Cache, Inc.                                                           56,300          1,464,363
   Cadmus Communications Corp.                                           67,100            924,638
 * Cagle's, Inc. Class A                                                 94,800          1,034,268
   Calavo Growers                                                        13,030            133,427
   Calgon Carbon Corp.                                                  206,900          1,278,642
 * California Amplifier, Inc.                                            80,400            603,000
 * California Coastal Communities, Inc.                                  63,600          1,020,780
   California First National Bancorp                                     79,100          1,040,956
 * California Micro Devices Corp.                                       137,200          1,846,712
 * California Pizza Kitchen, Inc.                                       102,432          1,933,916
   California Water Service Group                                        91,147          2,593,132
 * Caliper Life Sciences, Inc.                                          199,950          1,061,734
 * Callidus Software                                                    125,200            893,928
 * Callon Petroleum Corp.                                               121,600          1,595,392
 * Calloways Nursery, Inc.                                                1,700                280
 # Cal-Maine Foods, Inc.                                                164,000          2,263,200
 * Calton, Inc.                                                          29,050             12,491
 * CAM Commerce Solutions, Inc.                                          11,300            213,708
 * Cambridge Heart, Inc.                                                 59,500             38,675
   Camco Financial Corp.                                                 17,471    $       250,359
 * Candela Corp.                                                        180,702          1,879,301
*# Candies, Inc.                                                        139,221            350,837
 * Candlewood Hotel Co., Inc.                                             3,100                175
 * Cannon Express, Inc. Class A                                              50                  9
 * Cannondale Corp.                                                      67,700              9,478
 * Cantel Medical Corp.                                                  69,756          1,199,803
 * Canterbury Consulting Group, Inc.                                      8,928              7,366
 * Canyon Resources Corp.                                               176,800            576,368
   Capital Corp. of the West                                             12,533            451,188
 * Capital Crossing Bank                                                 43,400          2,751,560
 * Capital Pacific Holdings, Inc.                                        87,000            350,175
 * Capital Senior Living Corp.                                          177,900            916,185
   Capitol Bancorp, Ltd.                                                 40,500          1,021,410
 * Caprius, Inc.                                                          2,010                402
 * Capstone Turbine Corp.                                                32,637             91,057
 * Captaris, Inc.                                                       173,200          1,047,860
 * Captiva Software Corp.                                                44,400            447,108
 * Caraustar Industries, Inc.                                           152,389          2,038,965
 * Cardiac Sciences, Inc.                                               418,981          1,047,452
 * Cardima, Inc.                                                          5,700              4,902
 * CardioDynamics International Corp.                                   256,941          1,690,672
*# CardioGenesis Corp.                                                  245,400            164,418
 * Cardiotech International, Inc.                                       117,160            439,350
 * CareCentric, Inc.                                                     33,815             27,052
 * Career Blazers, Inc. Trust Units                                       4,360                  0
 * Carmike Cinemas, Inc.                                                 35,919          1,314,635
   Carpenter Technology Corp.                                            88,100          2,680,002
 * Carreker Corp.                                                       131,700          1,202,421
 * Carriage Services, Inc. Class A                                      110,700            570,105
 * Carrier Access Corp.                                                 178,473          1,984,620
 * Carrington Laboratories, Inc.                                         73,900            317,031
*# Carrizo Oil & Gas, Inc.                                               83,000            702,180
   Cascade Corp.                                                        116,650          2,852,092
   Cascade Natural Gas Corp.                                             98,400          1,955,208
 * Casella Waste Systems, Inc.
     Class A                                                            121,876          1,703,826
   Cash America International, Inc.                                     150,240          3,030,341
 * Castle (A.M.) & Co.                                                   74,225            630,170
   Castle Energy Corp.                                                   50,800            551,942
 * Casual Male Retail Group, Inc.                                       189,800          1,290,640
 * Catalina Lighting, Inc.                                               11,080            118,764
 * Catalyst International, Inc.                                          74,700            104,580
 * Catalyst Semiconductor, Inc.                                          56,500            453,130
 * Catalytica Energy Systems, Inc.                                       36,600            122,610
 * Catapult Communications Corp.                                         69,718          1,151,044
   Cato Corp. Class A                                                   105,100          2,315,353
 * Cavalier Homes, Inc.                                                 148,500            837,540
 # Cavalry Bancorp, Inc.                                                    300              4,518
 * Cavco Industries, Inc.                                                11,506            436,526
   CB Bancshares, Inc. HI                                                 3,748            317,156
   CCA Industries, Inc.                                                  34,700            268,925
 * CCC Information Services Group,
     Inc.                                                                13,100            189,688
 * CD Warehouse, Inc.                                                     5,600                 11
 * CD&L, Inc.                                                            13,100             18,340
   CDI Corp.                                                             93,270          3,095,631
 * Celadon Group, Inc.                                                   74,800          1,078,616
 * Celebrity, Inc. Escrow Shares                                         13,500                  0
   Celeritek, Inc.                                                       67,010            235,875
 * Cell Genesys, Inc.                                                   234,905          2,414,823

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Cell Therapeutics, Inc.                                              212,165    $     1,485,155
 * Cellegy Pharmaceuticals, Inc.                                        178,700            725,522
 * CellStar Corp.                                                       107,884            652,698
 * Centene Corp.                                                         67,950          2,449,597
   Center Bancorp, Inc.                                                   5,250             61,635
   Center Finl CO                                                        14,656            216,176
*# CenterSpan Communication Corp.                                        38,300              3,255
 * Centillium Communications, Inc.                                      200,849            662,802
 * Centra Software, Inc.                                                144,282            314,535
   Central Bancorp, Inc.                                                 10,000            355,500
*# Central European Distribution Corp.                                   58,301          1,765,354
 * Central Garden & Pet Co.                                              74,924          2,784,925
   Central Pacific Financial Corp.                                       85,200          2,061,840
   Central Parking Corp.                                                 45,932            849,283
   Central Vermont Public Service
     Corp.                                                              140,100          2,733,351
   Centrue Financial Corp                                                 3,000             83,190
 * Century Aluminum Co.                                                 113,400          2,627,478
   Century Bancorp Income Class A                                         7,600            248,520
 * Century Business Services, Inc.                                      177,515            731,362
 * Cenveo, Inc.                                                         255,900            790,731
 * Cepheid, Inc.                                                        224,795          2,056,874
 * Ceradyne, Inc.                                                       119,856          3,987,609
   Cerberonics, Inc. Class A                                              3,500             32,410
 * Ceres Group, Inc.                                                     72,400            450,328
 * Cerus Corp.                                                          117,200            251,980
 * CEVA, Inc.                                                            24,400            195,200
   CFS Bancorp, Inc.                                                     63,599            861,766
 * Chad Therapeutics                                                      9,300             39,525
 * Champion Enterprises, Inc.                                           304,000          2,842,400
   Champion Industries, Inc.                                             92,800            425,024
 * Championship Auto Racing Teams,
     Inc.                                                                29,900              3,498
 * Champps Entertainment, Inc.                                          109,710            983,989
 * Channell Commercial Corp.                                             21,100             94,950
 * Charles and Colvard, Ltd.                                             70,900            416,892
 * Charles River Associates, Inc.                                        48,100          1,632,033
 * Charlotte Russe Holding, Inc.                                        116,200          2,148,538
 * Charming Shoppes, Inc.                                                   295              2,525
 * Chart Industries                                                         151              4,530
   Chase Corp.                                                           24,200            358,160
 * Chattem, Inc.                                                        176,400          4,688,712
 * Chaus (Bernard), Inc.                                                  1,760              1,760
 * Checkers Drive-In Restaurant, Inc.                                    65,100            667,275
 * Checkpoint Systems, Inc.                                             153,900          2,656,314
   Chemed Corp.                                                          58,900          2,781,258
 * Cheniere Energy, Inc.                                                 89,400          1,349,940
   Cherokee, Inc.                                                        20,200            464,600
   Chesapeake Corp.                                                      92,822          2,016,094
   Chesapeake Utilities Corp.                                            53,375          1,245,239
   Chester Valley Bancorp                                                 7,535            154,091
 * Chicago Pizza & Brewery, Inc.                                        106,048          1,423,164
   Chicago Rivet & Machine Co.                                           20,000            582,900
 * Children's Place Retail Stores, Inc.                                  91,862          2,175,292
 * Childtime Learning Centers, Inc.                                      31,700             84,639
*# ChipPAC, Inc.                                                        291,700          1,896,050
 * Cholestech Corp.                                                     114,500          1,093,475
 * Chordiant Software, Inc.                                             216,845            839,190
   Christopher & Banks Corp.                                             20,100            381,900
*# ChromaVision Medical Systems, Inc.                                    44,200             59,228
 * Chromcraft Revington, Inc.                                           100,600          1,423,490
 * Chronimed, Inc.                                                      117,900    $       872,460
   Churchill Downs, Inc.                                                 17,700            670,476
 * Ciber, Inc.                                                          263,664          2,346,610
 * Cima Laboratories, Inc.                                               63,000          2,036,160
 * Ciphergen Biosystems, Inc.                                           154,676          1,208,020
 * Ciprico, Inc.                                                         49,200            229,026
   CIRCOR International, Inc.                                            58,211          1,143,264
 * Cirrus Logic, Inc.                                                   107,724            800,389
   Citizens South Banking Corp.                                           7,175             92,916
*# Citizens, Inc. Class A                                               202,959          1,384,180
   City Holding Co.                                                      90,107          2,705,012
 * CKE Restaurants, Inc.                                                440,500          4,457,860
 * Clark, Inc.                                                           93,900          1,641,372
 * Clarus Corp.                                                         142,550          1,690,643
*# Clayton Williams Energy, Inc.                                         67,800          1,555,332
*# Clean Harbors, Inc.                                                   97,800            712,962
 * Clearone Communications, Inc.                                         33,600            197,400
 * Cleveland Cliffs, Inc.                                                57,760          2,708,366
 * ClickAction, Inc. Escrow                                              45,200              2,260
   Clinical Data Inc.                                                     5,890             66,439
 * Closure Medical Corp.                                                 76,892          1,916,149
 * CNA Surety Corp.                                                      60,880            633,152
*# CNE Group, Inc.                                                        2,900              1,189
   CNS, Inc.                                                            140,800          1,417,856
   Coachmen Industries, Inc.                                             95,600          1,544,896
 * Coast Dental Services, Inc.                                           19,133             59,312
   Coast Distribution System                                             40,600            259,434
 * Coastcast Corp.                                                       75,000            161,250
   CoBiz, Inc.                                                           29,475            407,934
 * Cobra Electronics Corp.                                              117,200          1,051,284
*# Coeur d'Alene Mines Corp.                                            157,700            739,613
 * Cogent Communications Group, Inc.                                     14,529              5,812
 * Cognitronics Corp.                                                    82,975            293,731
   Cohu, Inc.                                                           115,779          2,194,012
*# Coinstar, Inc.                                                       115,100          2,002,740
 * Coldwater Creek, Inc.                                                132,525          3,526,490
   Cole (Kenneth) Productions, Inc.
     Class A                                                             41,300          1,352,575
 * Cole National Corp. Class A                                          104,300          2,368,653
 * Collagenex Pharmaceuticals, Inc.                                      90,500            888,710
 * Collins & Aikman Corp.                                               237,820          1,262,824
   Collins Industries, Inc.                                              65,725            375,290
   Columbia Bancorp                                                       1,700             48,790
   Columbia Banking System, Inc.                                        135,528          2,875,904
 * Columbia Laboratories, Inc.                                          239,850            733,941
 * Columbus McKinnon Corp.                                              116,300            616,274
 * Comarco, Inc.                                                         63,800            454,256
 * Comdial Corp.                                                          7,312             19,011
 * Comforce Corp.                                                       108,466            214,763
 * Comfort Systems USA, Inc.                                            336,100          2,369,505
*# Commerce One, Inc.                                                    56,200             57,324
   Commercial Bancshares, Inc.                                           33,803            863,667
   Commercial National Financial Corp.                                    1,600             40,400
 * Commonwealth Industries, Inc.                                        143,900          1,287,905
   Communications Systems, Inc.                                         118,400            935,360
   Community Bank System, Inc.                                          105,700          2,327,514
   Community Banks, Inc.                                                    714             19,835
   Community Bankshares, Inc.                                             2,730             50,778
   Community Trust Bancorp, Inc.                                         53,670          1,672,894
   Community West Bancshares                                             23,200            196,620
 * Competitive Technologies, Inc.                                       102,100            372,665

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Compex Technologies, Inc.                                            100,400    $       600,392
 * Compucom Systems, Inc.                                               270,682          1,215,362
*# Compudyne Corp.                                                       43,321            431,044
 * Computer Access Technology Corp.                                     160,200            744,930
 * Computer Horizons Corp.                                              298,100          1,064,217
 * Computer Network Technology Corp.                                    145,400            878,216
   Computer Programs & Systems, Inc.                                     36,095            699,882
 * Computer Task Group, Inc.                                            174,600            759,510
 * CompX International, Inc.                                              9,500            154,375
 * Comstock Resources, Inc.                                             200,900          3,778,929
 * Comtech Telecommunications Corp.                                     101,225          1,795,731
*# Concepts Direct, Inc.                                                  3,400                603
 * Conceptus, Inc.                                                      137,073          1,429,671
 * Concord Camera Corp.                                                 149,786            462,839
 * Concord Communications, Inc.                                          96,300          1,099,746
 * Concur Technologies, Inc.                                            174,851          1,898,882
 * Concurrent Computer Corp.                                            331,400            669,428
 * Congoleum Corp. Class A                                               35,500             79,875
 * Conmed Corp.                                                          38,000            967,100
   Connecticut Water Services, Inc.                                      93,287          2,346,075
*# Connetics Corp.                                                      126,600          2,705,442
 * Conrad Industries, Inc.                                               18,700             42,486
 * Consolidated Graphics, Inc.                                           84,300          3,384,645
   Consolidated Tokoma Land Co.                                          28,400            949,980
 * Consumer Portfolio Services, Inc.                                      3,000             13,470
 * Continental Materials Corp.                                           14,900            436,421
*# Convera Corp.                                                        179,214            508,968
 * Convergence Systems, Inc.                                                 13                585
   Cooperative Bankshares, Inc.                                           5,500            126,500
*# Copper Mountain Networks, Inc.                                        33,470            424,734
*# Corautus Genetics, Inc.                                                3,614             20,780
 * Core Molding Technologies, Inc.                                       39,597            138,589
 * Corillian Corp.                                                      198,300            955,806
*# Corinthian Colleges, Inc.                                             22,328            634,338
 * Corio, Inc.                                                          329,923            745,626
*# Corixa Corp.                                                         300,059          1,521,299
 * Cornell Companies, Inc.                                               91,400          1,220,190
 * Correctional Services Corp.                                          114,441            354,767
 * Corrpro Companies, Inc.                                               42,775             71,006
 * Corvel Corp.                                                          18,600            432,078
 * Cosine Communications, Inc.                                           50,379            200,508
 * CoStar Group, Inc.                                                    71,700          2,966,946
 * Cost-U-Less, Inc.                                                     13,600             78,472
   Cotton States Life Insurance Co.                                      22,500            447,187
   Courier Corp.                                                         94,212          3,677,094
 * Covansys Corp.                                                       145,000          1,577,600
 * Covenant Transport, Inc. Class A                                      91,000          1,425,970
 * Cover-All Technologies, Inc.                                           9,432              5,188
 * Covista Communications, Inc.                                          21,500             64,500
   CPAC, Inc.                                                            51,978            300,953
 * CPI Aerostructures, Inc.                                              27,933            298,883
   CPI Corp.                                                             39,200            608,384
   Craftmade International, Inc.                                         62,150          1,292,720
   Crawford & Co. Class A                                                94,400            460,672
   Crawford & Co. Class B                                               132,500            655,875
 * Cray, Inc.                                                           146,815          1,156,902
*# Credence Systems Corp.                                                40,967            573,948
 * Credit Acceptance Corp.                                               80,302          1,208,545
 * Critical Path, Inc.                                                   40,410             76,779
 * Criticare Systems, Inc.                                               59,800            185,380
 * Cross (A.T.) Co. Class A                                             130,300            734,892
 * Cross Country Healthcare, Inc.                                       170,031    $     2,824,215
 * Crossroads Systems, Inc.                                             132,178            240,828
 * Crown Andersen, Inc.                                                  11,600             20,300
 * Crown Financial Group, Inc.                                           72,600             87,120
 * Crown Media Holdings, Inc.                                                18                163
 * Crown Resources Corp.                                                 13,540             26,268
*# Cryolife, Inc.                                                       148,450            757,095
 * CSK Auto Corp.                                                        82,800          1,420,020
 * CSP, Inc.                                                             78,328            564,040
   CSS Industries, Inc.                                                  32,250          1,125,525
   CT Communications, Inc.                                               92,574          1,268,264
   CTS Corp.                                                            192,519          2,098,457
   Cubic Corp.                                                          157,650          3,548,701
 * Cubist Pharmaceuticals, Inc.                                         217,131          2,158,282
 * Culp, Inc.                                                           152,480          1,128,352
 * CUNO, Inc.                                                             5,450            250,046
 * CuraGen Corp.                                                        261,981          1,309,905
 * Curative Health Services Inc.                                         76,900            808,988
 * Curis, Inc.                                                          220,550            983,432
   Cutter & Buck, Inc.                                                  111,600          1,156,176
 * CV Therapeutics, Inc.                                                166,828          2,182,110
 * Cyberguard Corp.                                                     126,430          1,069,598
 * Cyberonics, Inc.                                                     123,876          2,430,447
 * Cyberoptics Corp.                                                     58,800          1,229,508
 * Cybersource Corp.                                                    517,800          4,375,410
 * Cybex International, Inc.                                             75,950            284,053
*# Cycle Ctry Acc                                                        20,800            111,280
 * Cygnus, Inc.                                                           5,600              1,456
 * Cytogen Corp.                                                         74,645            970,385
 * Cytrx Corp.                                                            6,400              7,808
   D & K Healthcare Resources, Inc.                                     103,900          1,243,683
 * D A Consulting Group, Inc.                                            55,900                307
   D&E Communications, Inc.                                              34,700            449,712
 * Daily Journal Corp.                                                      200              6,600
 * Daktronics, Inc.                                                     167,200          3,904,120
*# Dan River, Inc. Class A                                              214,700             23,080
 * Danielson Holding Corp.                                              102,553            978,356
 * Darling International, Inc.                                          368,800          1,272,360
 * Data I/O Corp.                                                        77,000            220,220
 * Data Systems & Software, Inc.                                         86,500            144,455
 * Datakey, Inc.                                                         11,700              8,775
 * Datalink Corp.                                                        51,500            187,975
 * Dataram Corp.                                                         83,650            673,382
   Datascope Corp.                                                       79,833          2,772,600
 * Datastream Systems, Inc.                                             126,600            792,516
*# Datatec Systems, Inc.                                                  6,100              3,141
 * DataTRAK International, Inc.                                          28,900            319,345
 * Datawatch Corp.                                                       18,488             78,019
 * Dave and Busters, Inc.                                               121,200          2,266,440
 * Dawson Geophysical Co.                                                41,200            611,820
 * Daxor Corp.                                                           46,300            974,615
   Deb Shops, Inc.                                                      100,300          2,406,197
 * Deckers Outdoor Corp.                                                 64,900          1,622,500
 * Decora Industries, Inc.                                                9,400                 54
   Decorator Industries, Inc.                                            20,587            164,696
 * Del Global Technologies Corp.                                         79,121            180,000
 * Del Laboratories, Inc.                                               168,357          4,848,682
 * Delphax Technologies, Inc.                                            52,900            338,560
   Delta Apparel, Inc.                                                   38,640            872,491
 * Delta Financial Corp.                                                 80,400            489,636
   Delta Natural Gas Co., Inc.                                           18,800            436,536

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Delta Woodside Industries, Inc.                                       51,000    $        68,850
   Deltic Timber Corp.                                                   65,200          2,313,296
 * Denali, Inc.                                                          33,100              3,310
 * Dendreon Corp.                                                       123,065          1,347,562
 * Dendrite International, Inc.                                         153,700          2,580,623
 * Department 56, Inc.                                                  115,950          1,832,010
*# DepoMed, Inc.                                                        304,150          2,314,581
 * Detrex Corp.                                                          10,200             16,065
 * Devcon International Corp.                                            29,000            333,500
 * DHB Industries, Inc.                                                 220,000          2,074,600
*# Diametrics Medical, Inc.                                             105,500             11,605
 * DiamondCluster International, Inc.                                    86,068            833,999
 * Diedrich Coffee, Inc.                                                 28,025            110,699
 * Digene Corp.                                                          47,700          1,860,777
 * Digi International, Inc.                                             149,333          1,551,570
 * Digimarc Corp.                                                       113,694          1,284,742
*# Digital Angel Corp.                                                  155,800            501,676
*# Digital Generation Systems, Inc.                                     314,100            455,445
 * Digital Impact, Inc.                                                 167,200            297,616
*# Digital Insight Corp.                                                116,900          2,258,508
*# Digital Lightwave, Inc.                                               59,200             97,088
 * Digitas, Inc.                                                        157,061          1,452,814
   Dime Community Bancorp, Inc.                                          36,037            616,233
   Dimon, Inc.                                                          240,300          1,477,845
 * Diodes, Inc.                                                         131,250          2,865,187
 * Directrix, Inc.                                                        8,950                 37
 * Discovery Partners International                                     112,392            583,314
 * Display Technologies, Inc.                                            44,255                 89
   Distributed Energy Systems Corp.                                     168,461            539,075
 * Ditech Communications Corp.                                          163,310          3,365,819
 * Diversa Corp.                                                        232,752          2,190,196
 * Diversified Corporate Resources,
     Inc.                                                                 1,200              1,680
 * Dixie Group, Inc.                                                     98,600          1,164,466
 * Dixon Ticonderoga Co.                                                 26,750            100,312
 * DJ Orthopedics, Inc.                                                 116,900          2,727,277
 * DLB Oil & Gas, Inc.                                                    7,600                  0
 * DocuCorp International, Inc.                                         103,300            922,469
 * Document Sciences Corp.                                               15,400             81,297
 * Dollar Thrifty Automotive Group, Inc.                                118,500          3,107,070
 * Dominion Homes, Inc.                                                  44,100          1,345,491
   Donegal Group, Inc. Class A                                           38,280            803,114
   Donegal Group, Inc. Class B                                           19,140            392,753
 * Dot Hill Systems Corp.                                               152,926          1,452,797
 * DOV Pharmaceutical, Inc.                                              89,243          1,344,000
   Dover Downs Gaming &
     Entertainment, Inc.                                                  3,570             38,270
   Dover Motorsports, Inc.                                               76,300            350,217
*# DPAC Technologies Corp.                                              203,600            160,437
 * Drew Industries, Inc.                                                 94,000          3,501,500
*# Drexler Technology Corp.                                             104,450          1,775,650
 * Dril-Quip, Inc.                                                       93,400          1,542,968
 * Driver-Harris Co.                                                      9,898                297
 * DRS Technologies, Inc.                                                12,774            357,544
 * Drugstore.com, Inc.                                                  383,429          1,779,111
 * DSP Group, Inc.                                                       55,600          1,463,392
 * DT Industries, Inc.                                                  101,500              3,299
 * Duane Reade, Inc.                                                    108,200          1,785,300
 * Duckwall-ALCO Stores, Inc.                                            41,000            706,840
 * Ducommun, Inc.                                                        93,900          1,770,015
 * DuPont Photomasks, Inc.                                               97,090          2,143,747
 * Dura Automotive Systems, Inc.                                         83,200    $       787,072
 * DuraSwitch Industries, Inc.                                            8,800             26,303
 * Duratek, Inc.                                                        124,000          1,612,000
*# Durect Corp.                                                         235,745            832,180
*# DUSA Pharmaceuticals, Inc.                                            86,335            911,698
 * DVI, Inc.                                                             79,900              1,318
 * Dyax Corp.                                                           162,200          1,597,670
*# Dynacq Healthcare, Inc.                                               67,234            423,574
 * Dynamex, Inc.                                                         61,100            802,854
 * Dynamic Materials Corp.                                               14,700             44,982
 * Dynamics Research Corp.                                               66,100          1,084,701
*# E Com Ventures, Inc.                                                  10,825            100,131
 * E-Loan, Inc.                                                         327,919            800,122
   E-Z-EM, Inc.                                                          86,424          1,616,129
 * E.piphany, Inc.                                                      336,245          1,580,351
   Eastern Co.                                                           33,900            533,586
 * EasyLink Services Corp.                                               27,519             35,224
 * Echelon Corp.                                                        219,298          2,353,068
 * eCollege.com                                                         134,700          2,267,001
   Ecology & Environment, Inc. Class A                                   13,900            139,000
   Edelbrock Corp.                                                       49,070            738,503
*# EDGAR Online, Inc.                                                    14,400             14,112
 * Edge Petroleum Corp.                                                  69,246            959,057
 * Edgewater Technology, Inc.                                            70,674            437,472
   Edo Corp.                                                            107,500          2,309,100
   Educational Development Corp.                                         15,400            167,783
   EFC Bancorp, Inc.                                                     15,800            375,250
 * EFJ, Inc.                                                              9,000             74,700
 * eFunds Corp.                                                          43,388            694,642
 * El Paso Electric Co.                                                  15,000            216,750
 * Elcom International, Inc.                                             23,500              3,760
   Electro Rent Corp.                                                    70,717            773,644
 * Electro Scientific Industries, Inc.                                   74,818          1,708,095
   Electro Sensors, Inc.                                                  3,450             15,559
 * Electroglas, Inc.                                                    115,400            605,850
 * Electronics Boutique Holdings Corp.                                   44,000          1,212,640
 * Elizabeth Arden, Inc.                                                134,055          2,954,572
   ElkCorp                                                              105,900          2,626,320
 * eLoyalty Corp.                                                        10,200             64,566
 * ELXSI Corp.                                                            7,100             25,915
 * Embarcadero Technologies, Inc.                                       140,102          1,587,356
 * Embrex, Inc.                                                         120,100          1,546,888
   EMC Insurance Group, Inc.                                             85,100          1,725,828
 * Emcor Group, Inc.                                                     79,700          3,377,686
 * EMCORE Corp.                                                         196,191            580,725
 * Emerging Vision, Inc.                                                145,200             18,876
 * Emeritus Corp.                                                       145,800            831,060
 * Emerson Radio Corp.                                                  144,178            482,996
 * Emisphere Technologies, Inc.                                          98,947            502,651
 # Empire District Electric Co.                                         136,300          2,728,726
 * EMS Technologies, Inc.                                               115,299          2,508,906
 * En Pointe Technologies, Inc.                                          57,200            108,108
 * Encore Capital Grooup, Inc.                                           26,845            409,118
 * Encore Medical Corp.                                                 175,250          1,223,245
 * Encore Wire Corp.                                                    146,150          4,452,460
 * Encysive Pharmaceuticals, Inc.                                       284,640          2,617,265
 * Endocardial Solutions, Inc.                                          118,000          1,148,140
*# Endocare, Inc.                                                        71,300            212,117
 * Endologix, Inc.                                                      168,588            832,825
 * Energy Conversion Devices, Inc.                                      129,167          1,618,463
 * Energy Partners, Ltd.                                                176,800          2,346,136

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Energy West, Inc.                                                      7,750    $        50,762
   EnergySouth, Inc.                                                     50,950          1,855,599
 * Enesco Group, Inc.                                                   122,400          1,178,712
 * ENGlobal Corp.                                                         3,900              6,513
 * Enherent Corp.                                                        19,400              2,910
*# Enlighten Software Solutions, Inc.                                    12,300                 25
   Ennis Business Forms, Inc.                                           222,300          3,434,535
 * EnPro Industries, Inc.                                               109,800          2,123,532
 * Enterrasys Networks, Inc.                                             56,900            111,524
 * Entravision Communications Corp.                                       3,705             30,010
 * Entremed, Inc.                                                       195,990            417,459
 * Entrust, Inc.                                                        342,020          1,573,292
 * Environmental Elements Corp.                                          43,600              6,758
 * Environmental Technologies Corp.                                      39,700                278
 * Environmental Tectonics Corp.                                         59,500            440,300
 * Enzo Biochem, Inc.                                                   159,165          2,126,444
*# EP Medsystems, Inc.                                                  193,300            560,570
 * Epicor Software Corp.                                                397,428          5,321,561
*# Epimmune, Inc.                                                        66,570            113,835
 * EPIQ Systems, Inc.                                                    95,475          1,396,799
 * EPIX Medical, Inc.                                                   122,746          2,998,685
 * ePlus, Inc.                                                           44,180            520,440
 * ePresence, Inc.                                                      191,500            773,660
*# Equimed Inc. Nevis                                                     6,533                  1
 * Equinix, Inc.                                                         17,203            541,034
 * Equity Marketing, Inc.                                                58,100            746,004
 * Equity Oil Co.                                                       131,100            557,175
 * Ergo Science Corp.                                                    36,350             87,240
   ESB Financial Corp.                                                   94,531          1,198,653
 * Esco Technologies, Inc.                                               89,476          4,411,167
   Espey Manufacturing & Electronics
     Corp.                                                               20,500            463,505
 * ESS Technology, Inc.                                                 208,393          2,388,184
 * Esterline Technologies Corp.                                         112,600          2,835,268
 * Ethyl Corp.                                                           90,900          1,824,363
 * Euronet Worldwide, Inc.                                              154,672          3,555,909
 * European Micro Holdings, Inc.                                          5,900                339
 * Evans & Sutherland Computer Corp.                                     99,800            497,503
 * Evans Systems, Inc.                                                    6,000                540
 * Evercel, Inc.                                                          5,866              2,258
*# Evergreen Solar, Inc.                                                 48,700            147,561
 * Everlast Worldwide, Inc.                                               5,600             15,120
   EverTrust Financial Group, Inc.                                        6,150            119,679
 * Evolving Systems, Inc.                                                71,600            284,968
*# Exabyte Corp.                                                          2,600              2,158
 * Exact Sciences Corp.                                                 131,272            829,639
 * Exactech, Inc.                                                        76,400          1,528,000
 * Excel Technology, Inc.                                                81,922          2,641,984
 * Exelixis, Inc.                                                       363,574          3,352,152
 * Exponent, Inc.                                                        69,800          1,740,114
 * Extended Systems, Inc.                                                11,600             57,652
 * EXX, Inc. Class A                                                      1,900              3,724
 * EXX, Inc. Class B                                                        100                220
*# Ezcorp, Inc. Class A Non-Voting                                       91,900            747,147
 * Ezenia! Inc.                                                           2,900              2,030
 * Fab Industries, Inc.                                                  40,200            140,700
*# Factory 2-U Stores, Inc.                                              79,293             74,535
 * Fairchild Corp. Class A                                              148,529            668,380
 * Falcon Products, Inc.                                                 78,825            295,594
*# FalconStor Software, Inc.                                            249,318          1,725,281
 * Famous Dave's of America, Inc.                                        65,200            513,254
 * Fargo Electronics                                                     99,400    $     1,129,184
 * Faro Technologies, Inc.                                               73,100          1,954,694
 * Featherlite, Inc.                                                     52,400            235,276
   Fedders Corp.                                                        161,382            716,536
   Federal Screw Works                                                   33,750          1,258,875
 * Female Health Co.                                                     44,000            138,600
   FFLC Bancorp                                                          32,700            831,561
 * Fibermark, Inc.                                                       68,625              6,862
*# Fiberstars, Inc.                                                      37,200            317,279
   Fidelity Bancorp, Inc. PA                                                587             12,532
   Fidelity Bankshares, Inc.                                             81,336          2,752,410
 * Fidelity Federal Bancorp                                              21,340             35,851
   Fidelity Southern Corp.                                               82,500          1,113,750
 * Financial Federal Corp.                                              100,000          3,124,000
 * Financial Industries Corp.                                             9,148            104,745
 * Findwhat.Com                                                         118,400          2,742,144
 * Finisar Corp.                                                         28,600             56,914
 * Finishmaster, Inc.                                                    64,800            659,340
 * Finlay Enterprises, Inc.                                              79,800          1,562,484
 * Firebrand Financial Group, Inc.                                       75,400              2,714
   First Albany Companies, Inc.                                          35,519            371,884
 * First Aviation Services, Inc.                                          1,700              8,262
   First Bancorp                                                         34,014          1,037,427
 * First Cash Financial Services, Inc.                                  120,900          2,490,540
   First Charter Corp.                                                   79,304          1,660,626
   First Community Bancorp                                               71,059          2,579,442
   First Community Bancshares, Inc.                                       5,217            140,859
 * First Consulting Group, Inc.                                         134,934            704,355
   First Defiance Financial Corp.                                        68,292          1,708,666
   First Federal Bancshares of
     Arkansas, Inc.                                                      46,800            945,360
   First Federal Capital Corp.                                          118,046          3,203,768
   First Financial Holdings, Inc.                                       122,500          3,613,750
   First Franklin Corp.                                                     600             11,100
 * First Horizon Pharmaceutical Corp.                                   189,776          3,363,780
   First Indiana Corp.                                                  123,300          2,432,709
 * First Investors Financial Services
     Group, Inc.                                                         43,200            236,304
   First Keystone Financial, Inc.                                        16,500            445,500
   First M&F Corp.                                                        3,000             99,270
 * First Mariner Bank Corp.                                              16,400            292,412
   First Merchants Corp.                                                 95,027          2,283,499
   First Midwest Financial, Inc.                                         16,500            369,600
   First Mutual Bancshares, Inc.                                         29,471            683,432
   First Oak Brook Bancshares, Inc.
     Class A                                                             30,000            870,000
 # First PacTrust Bancorp, Inc.                                          12,213            263,190
   First Place Financial Corp.                                           66,643          1,095,611
   First Republic Bank                                                  106,500          4,340,940
   First SecurityFed Financial, Inc.                                     28,500          1,007,475
   First Sentinel Bancorp, Inc.                                         123,683          2,582,501
   First State Bancorporation                                            38,263          1,214,085
   First United Corp.                                                    17,500            366,800
 * First Virtual Communications, Inc.                                    28,021             44,273
   First Years, Inc.                                                     94,000          1,574,500
   Firstbank Corp.                                                        6,615            175,628
   FirstBank NW Corp.                                                    16,097            422,546
 * FirstCity Financial Corp.                                             20,200            157,560
 * Firstwave Technologies, Inc.                                          19,200             57,408
 * Fischer Imaging Corp.                                                 60,600            178,770
   Flag Financial Corp.                                                  35,200            440,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Flamemaster Aerospace Corp.
     Restricted                                                               4    $             0
   Flamemaster Corp.                                                        278              1,162
 * Flanders Corp.                                                       251,600          1,798,940
   Flanigan's Enterprises, Inc.                                          20,600            129,780
 * Fleetwood Enterprises, Inc.                                          211,500          2,834,100
*# Fleming Companies, Inc.                                               23,815                113
   Flexsteel Industries, Inc.                                            60,900          1,316,658
 * Florida Banks, Inc.                                                   25,400            532,384
   Florida Public Utilities Co.                                          22,800            433,200
 * Flow International Corp.                                             151,900            425,320
   Flushing Financial Corp.                                             175,312          3,069,713
   FMS Financial Corp.                                                    8,400            142,800
   FNB Corp.                                                             10,700            207,580
   FNB Financial Services Corp.                                           8,500            157,250
*# Foamex International, Inc.                                           110,129            494,479
 * FOCUS Enhancements, Inc.                                              28,188             38,843
 * Foodarama Supermarkets, Inc.                                          20,700            833,175
   Foothill Independent Bancorp                                          43,014            877,916
*# Footstar, Inc.                                                        83,700            364,095
 * Forgent Networks, Inc.                                               263,300            337,024
 * Forrester Research, Inc.                                             117,181          2,146,756
 * Forward Air Corp., Inc.                                               78,997          2,437,057
 * Foster (L.B.) Co. Class A                                            120,700            941,460
 * Fountain Powerboat Industries, Inc.                                   35,700            171,360
*# FPIC Insurance Group, Inc.                                            55,200          1,490,400
   Frankfort First Bancorp, Inc.                                          5,750            122,820
 * Frankfort Tower Industries, Inc.                                     150,400                752
 # Franklin Bancorp, Inc.                                                26,469            526,733
 * Franklin Covey Co.                                                   181,100            443,695
 * Franklin Electronic Publishers, Inc.                                  81,300            347,964
 * FreeMarkets, Inc.                                                    203,650          1,388,893
   Frequency Electronics, Inc.                                           89,500          1,256,580
   Fresh Brands, Inc.                                                    59,300            489,877
 * Fresh Choice, Inc.                                                    50,000             83,000
 * Friede Goldman Halter, Inc.                                            1,122                  2
   Friedman Industries, Inc.                                            152,703            595,542
   Friedmans, Inc. Class A                                              131,900            416,804
 * Friendly Ice Cream Corp.                                              24,500            322,910
   Frisch's Restaurants, Inc.                                            63,868          1,823,431
 * Frontier Airlines, Inc.                                              186,166          1,731,344
   Frontier Oil Corp.                                                   233,300          4,612,341
 * Frozen Food Express Industries, Inc.                                 161,875          1,108,844
   FSF Financial Corp.                                                   17,800            615,880
 * FSI International, Inc.                                              158,102          1,089,323
*# FuelCell Energy, Inc.                                                158,050          2,508,253
*# FX Energy, Inc.                                                      120,900          1,011,933
 * G-III Apparel Group, Ltd.                                             61,470            554,152
   GA Financial, Inc.                                                    37,000          1,295,740
*# Gadzooks, Inc.                                                        81,000            143,775
 * Gaiam, Inc.                                                            3,551             21,590
 * Galaxy Nutritional Foods, Inc.                                        37,700             73,515
*# Galey & Lord, Inc.                                                    45,000                225
*# Galyan's Trading Co.                                                  91,297            917,535
   GameTech International, Inc.                                          70,200            316,602
*# Gardenburger, Inc.                                                    33,700              7,414
 * Gardner Denver Machinery, Inc.                                       102,212          2,676,932
 * Gateway Industries, Inc.                                              11,120             10,342
   GB & T Bancshares, Inc.                                                1,400             38,178
 * GC Companies, Inc.                                                       400                250
 * Gehl Co.                                                              49,800            846,102
 * Genaera Corp.                                                        178,100    $       635,817
 * Genaissance Pharmaceuticals, Inc.                                    123,555            538,576
   Gencorp, Inc.                                                        235,900          2,679,824
 * Gene Logic, Inc.                                                     254,260          1,001,784
 * Genelabs Technologies, Inc.                                          461,180          1,199,068
 * General Binding Corp.                                                 40,700            546,601
 * General Cable Corp.                                                  210,000          1,682,100
 * General Communications, Inc.
     Class A                                                            297,000          2,355,210
 * General DataComm Industries, Inc.                                      8,000              2,800
 * General Employment Enterprises,
     Inc.                                                                17,700             27,523
 * Genesco, Inc.                                                        117,700          2,954,270
 * Genesee & Wyoming, Inc.                                              106,450          2,433,447
 * Genesee Corp. Class B                                                    800              3,060
 * Genesis HealthCare Corp.                                              17,909            463,664
 * Genesis Microchip, Inc.                                               84,281          1,361,138
 * Genlyte Group, Inc.                                                    3,357            197,291
 * Genta, Inc.                                                            2,600              5,980
 * Gentek, Inc.                                                          70,400                282
*# Genus, Inc.                                                          215,200            559,305
 * GenVec, Inc.                                                         275,902            871,850
 * Gerber Scientific, Inc.                                              116,600            727,584
*# Geron Corp.                                                          208,391          1,535,842
   Gevity HR, Inc.                                                      181,100          4,746,631
 * Giant Group, Ltd.                                                     28,300             67,212
 * Giant Industries, Inc.                                                78,200          1,463,904
   Gibraltar Steel Corp.                                                 22,600            654,270
 * Giga-Tronics, Inc.                                                    49,100             78,069
   Glacier Bancorp, Inc.                                                129,400          3,418,748
 * Glacier Water Services, Inc.                                          24,500            452,270
   Glatfelter (P.H.) Co.                                                194,400          2,379,456
 * Glenayre Technologies, Inc.                                          350,734            887,357
 * Global e-Point, Inc.                                                  18,731             73,987
 * Global Imaging Systems, Inc.                                          95,100          3,220,086
 * Global Payment Technologies, Inc.                                     52,900            194,143
 * Global Power Equipment Group, Inc.                                   244,800          1,623,024
 * Globecomm Systems, Inc.                                               96,000            562,560
*# Glowpoint, Inc.                                                      132,239            286,959
 * GoAmerica, Inc.                                                       10,940              9,835
   Gold Banc Corp.                                                      202,734          3,320,783
   Golden Enterprises, Inc.                                              61,900            180,129
 * Golden State Vintners, Inc.                                           47,200            385,624
 * Goodrich Petroleum Corp.                                              87,700            723,525
   Goody's Family Clothing, Inc.                                        164,500          1,964,130
*# GoRemote Internet Communications,
     Inc.                                                               165,000            330,000
   Gorman-Rupp Co.                                                       54,600          1,446,900
 * Gottschalks, Inc.                                                    129,300            669,774
*# GP Strategies Corp.                                                  109,400            820,500
 * Gradco Systems, Inc.                                                   2,556             25,049
   Graham Corp.                                                          12,350            135,850
   Gray Television, Inc. Class A                                         41,200            527,360
 * Great Atlantic & Pacific Tea Co., Inc.                               208,000          1,441,440
   Great Southern Bancorp, Inc.                                          39,700          2,212,084
   Greater Communications Bancorp                                         2,925             41,096
 * Green Mountain Coffee, Inc.                                           59,700          1,200,567
   Green Mountain Power Corp.                                            59,100          1,519,461
 * Greenbriar Corp.                                                       3,430              9,861
 * Greenbrier Companies, Inc.                                           126,600          2,181,318
   Greene County Bancshares, Inc.                                         3,900             81,705

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Greens Worldwide, Inc.                                                11,563    $           260
 * Grey Wolf, Inc.                                                       15,000             54,750
 * Griffin Land & Nurseries, Inc.
     Class A                                                             23,400            591,903
 * Griffon Corp.                                                        211,150          4,915,572
 * Gristede's Foods, Inc.                                                30,639             26,043
 * Group 1 Software, Inc.                                               169,130          3,866,312
 * Grubb & Ellis Co.                                                    177,552            179,328
   GS Financial Corp.                                                     6,400            121,280
 * GSI Commerce, Inc.                                                   216,661          1,776,620
*# GSV, Inc.                                                              9,540              1,145
 * GTC Biotherapeutics, Inc.                                            145,853            239,199
 * GTSI Corp.                                                            84,700          1,009,624
   Guaranty Bancshares, Inc.                                              1,600             30,600
   Guaranty Federal Bancshares, Inc.                                     17,100            336,870
 * Guess, Inc.                                                          201,500          3,103,100
*# Guilford Pharmaceuticals, Inc.                                       179,853          1,115,089
   Gulf Island Fabrication, Inc.                                         88,600          1,683,400
 * Gulfmark Offshore, Inc.                                              128,600          1,729,670
 * Gymboree Corp.                                                       225,300          3,287,127
 * Ha-Lo Industries, Inc.                                                 8,600                 12
 * Haemonetics Corp.                                                    104,300          2,836,960
   Haggar Corp.                                                          58,500          1,179,360
 * Hain Celestial Group, Inc.                                            22,700            401,790
 * Halifax Corp.                                                          8,650             38,925
 * Hall Kinion Associates, Inc.                                          69,800            288,972
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                             49,700            467,180
 * Hampshire Group, Ltd.                                                 12,700            368,046
   Hancock Fabrics, Inc.                                                182,600          2,121,812
   Handleman Co.                                                        126,405          2,831,472
 * Hanger Orthopedic Group, Inc.                                        174,800          2,884,200
   Hanmi Financial Corp.                                                 19,000            500,650
   Hardinge, Inc.                                                        83,500            993,650
   Harleysville Group, Inc.                                              35,200            664,928
   Harleysville National Corp.                                            4,390            109,530
 * Harmonic, Inc.                                                       244,540          1,562,611
 * Harolds Stores, Inc.                                                  41,537            104,673
 * Harris Interactive, Inc.                                             372,043          2,768,000
   Harrodsburg First Financial Bancorp,
     Inc.                                                                 3,700             72,057
 * Hartmarx Corp.                                                       295,600          1,782,468
 * Harvard Bioscience, Inc.                                             158,635            745,585
 * Harvest Natural Resources, Inc.                                      487,800          6,195,060
 * Hastings Entertainment, Inc.                                          77,600            603,650
 * Hastings Manufacturing Co.                                            13,700             35,278
 * Hauppauge Digital, Inc.                                               90,200            573,762
   Haverty Furniture Co., Inc.                                           40,000            702,000
   Haverty Furniture Co., Inc. Class A                                   12,000            216,600
*# Hawaiian Holdings, Inc.                                              588,481          2,854,133
 * Hawk Corp.                                                            64,400            336,490
   Hawkins, Inc.                                                         92,485          1,110,745
 * Hawthorne Financial Corp.                                             66,300          2,335,749
 * Headwaters, Inc.                                                      22,100            461,890
 * HealthAxis, Inc.                                                       5,710             12,505
   Healthcare Services Group, Inc.                                      157,400          2,445,996
 * HealthExtras, Inc.                                                   244,614          3,730,364
 * HealthStream, Inc.                                                    14,400             31,104
   Heartland Financial USA, Inc.                                          8,092            141,610
 * Hector Communications Corp.                                           24,700            494,000
 * HEI, Inc.                                                             24,700             62,985
   Heico Corp.                                                           69,600    $     1,023,816
   Heico Corp. Class A                                                   51,185            605,007
 * Heidrick & Struggles International,
     Inc.                                                               100,199          2,799,560
   Helix Technology Corp.                                               138,400          2,751,392
*# Hemispherx Biopharma, Inc.                                           216,400            750,908
 * Heritage Commerce Corp.                                                8,600            122,034
   Heritage Financial Corp.                                              83,700          1,586,115
 * Herley Industries, Inc.                                              101,850          2,093,018
 * Hexcel Corp.                                                         206,000          1,751,000
   HF Financial Corp.                                                    29,920            443,714
*# Hi-Shear Technology Corp.                                             45,350            142,399
 * Hi-Tech Pharmacal, Inc.                                               57,150          1,062,419
 * Hibbett Sporting Goods, Inc.                                         157,612          4,094,760
   Hickory Tech Corp.                                                    12,800            143,744
 * Hines Horticulture, Inc.                                             195,700            849,338
   Hingham Institution for Savings                                        5,350            219,350
   Hirsch International Corp. Class A                                     4,550              4,732
   HMN Financial, Inc.                                                   33,000            829,290
 * HMS Holdings Corp.                                                   167,500            904,500
 * Hoenig Group Escrow Shares                                            61,000             14,030
 * Holiday RV Superstores, Inc.                                           5,910                 30
 * Hollis-Eden Pharmaceuticals, Inc.                                    115,892          1,192,529
   Holly Corp.                                                          123,600          4,295,100
 * Hollywood Media Corp.                                                117,174            381,987
 * Hologic, Inc.                                                        191,700          3,941,352
   Home Federal Bancorp                                                  37,400            996,710
 * Home Products International, Inc.                                     64,400             83,076
 * HomeStore, Inc.                                                       54,000            225,180
   Hooper Holmes, Inc.                                                  344,000          1,926,400
   HopFed Bancorp, Inc.                                                   4,500             78,030
   Horace Mann Educators Corp.                                           23,400            396,162
   Horizon Financial Corp.                                               84,960          1,564,963
 * Horizon Health Corp.                                                  47,775          1,098,825
 * Horizon Medical Products, Inc.                                        15,800             30,020
 * Horizon Offshore, Inc.                                               190,400            232,288
 * Hub Group, Inc. Class A                                               52,900          1,730,888
   Hudson River Bancorp, Inc.                                           157,804          2,750,524
 * Hudson Technologies, Inc.                                             32,100             34,668
 * Huffy Corp.                                                           96,300            111,708
   Humboldt Bancorp                                                      63,240          1,180,691
 * Hurco Companies, Inc.                                                 48,800            658,312
 * Huttig Building Products, Inc.                                        18,200            150,150
 * Hycor Biomedical, Inc.                                                83,216            436,884
 * Hydril Co.                                                            84,829          2,439,682
 * Hypercom Corp.                                                       269,600          1,811,712
 * HyperFeed Technologies, Inc.                                          10,730             40,559
 * I-Flow Corp.                                                          63,599            860,494
 * I-many, Inc.                                                         176,900            221,125
*# I-Sector Corporation                                                  32,000            275,200
*# I-Trax Inc.                                                           72,800            243,880
   Iberiabank Corp.                                                      55,800          3,268,206
 * Ibis Technology Corp.                                                 56,013            431,300
 * icad, Inc.                                                            37,500            132,000
 * Ico, Inc.                                                            165,818            353,192
 * ICT Group, Inc.                                                       91,700          1,049,048
 * ICU Medical, Inc.                                                    102,525          3,415,108
 * Identix, Inc.                                                        447,567          3,244,861
 * IDT Corp.                                                            117,000          2,058,030
 * iGate Capital Corp.                                                  346,700          1,546,282
 * IGI, Inc.                                                             16,400             36,080

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Igo Escrow Share                                                      11,200    $             0
 * II-VI, Inc.                                                          114,052          2,940,261
 * Illumina, Inc.                                                       175,800          1,114,572
   ILX Resorts, Inc.                                                     15,900            160,113
 * Image Entertainment, Inc.                                            172,900            596,505
*# ImageWare Systems, Inc.                                                7,700             21,483
 * IMCO Recycling, Inc.                                                 133,800          1,685,880
 * Immersion Corp.                                                      113,789            488,155
*# Immtech International, Inc.                                           16,200            230,850
 * Immucor, Inc.                                                        147,350          4,579,638
 * ImmunoGen, Inc.                                                      215,308          1,724,617
 * Immunomedics, Inc.                                                   264,379          1,602,137
 * IMPAC Medical Systems, Inc.                                           40,800            476,544
*# Impath, Inc.                                                          70,200            396,630
 * Impco Technologies, Inc.                                              97,600            559,248
 * Imperial Sugar Co.                                                    30,617            361,587
*# Imperial Sugar Company                                                74,200                  0
*# Implant Sciences Corp.                                                38,900            539,932
 * Impreso, Inc.                                                         31,500             74,970
 * Incyte Genomics, Inc.                                                385,172          2,761,683
   Independence Holding Co.                                              17,180            564,363
   Independent Bank Corp. MA                                            129,900          3,444,948
   Independent Bank Corp. MI                                            194,831          4,935,069
*# Indevus Pharmaceuticals, Inc.                                        250,555          2,087,123
 * Index Development Partners, Inc.                                      24,200              1,331
 * Indus International, Inc.                                            159,700            407,235
 * Industrial Distribution Group, Inc.                                   81,400            590,150
 * INEI Corp.                                                            20,200             28,280
 * Inet Technologies, Inc.                                              203,531          1,813,461
 * Infinity, Inc.                                                        47,052            171,740
*# Infocrossing, Inc.                                                    78,200          1,032,240
 * InFocus Corp.                                                        209,746          1,690,553
*# Information Architects Corp.                                          13,040              3,912
 * Information Holdings, Inc.                                           110,120          2,942,406
 * Inforte Corp.                                                         58,350            631,347
 * infoUSA, Inc.                                                        340,398          3,063,582
   Ingles Market, Inc. Class A                                           53,409            566,135
 * Inkine Pharmaceutical Co., Inc.                                        9,500             39,045
 * Innodata Corp.                                                        94,396            363,425
 * Innotrac Corp.                                                       156,400          1,446,700
 * Innovative Clinical Solutions, Ltd.                                    1,310                  8
*# Innovative Gaming Corp.                                                  400                  4
 * Innovative Solutions & Support, Inc.                                  23,900            477,546
 * Innovex, Inc.                                                        130,800            705,012
 * Input/Output, Inc.                                                   281,500          1,942,350
 * Insight Communications Co., Inc.                                      53,000            506,680
 * Insight Enterprises, Inc.                                             13,122            240,920
 * Insightful Corp.                                                      40,100            172,791
 * Insignia Systems, Inc.                                                60,750             80,798
*# Insite Vision, Inc.                                                  180,600            140,868
 * Insituform Technologies, Inc. Class A                                140,260          2,145,978
 * Insmed, Inc.                                                         202,882            466,426
 * Inspire Pharmaceuticals, Inc.                                        168,904          2,893,326
 * Insurance Auto Auctions, Inc.                                        104,800          1,714,528
 * InsWeb Corp.                                                          12,966             61,589
   Integra Bank Corp.                                                    91,823          1,927,365
   Integral Systems, Inc.                                               118,700          2,085,559
*# Integral Vision, Inc.                                                 21,100             34,815
 * IntegraMed America, Inc.                                              19,600            142,688
*# Integrated Bio                                                        52,000            722,800
 * Integrated Electrical Services, Inc.                                 189,700          1,707,300
 * Integrated Information Systems, Inc.                                   5,020    $           628
 * Integrated Silicon Solution, Inc.                                    181,931          2,892,703
 * Integrity Media, Inc.                                                  6,400             40,704
 * Intelli-Check, Inc.                                                   46,700            349,783
 * Intellidata Technologies Corp.                                       200,500            152,380
 * Intelligent Systems Corp.                                             38,100             70,485
 * Intelligroup, Inc.                                                   116,800            460,192
*# Intellisync Corp.                                                    276,414            699,327
   Inter Parfums, Inc.                                                  168,600          4,243,662
 * Interactive Intelligence, Inc.                                        64,210            362,787
 * InterCept Group, Inc.                                                106,784          1,590,014
   Interchange Financial Services Corp.                                  74,265          1,704,382
 * Interep National Radio Sales, Inc.                                    18,000             35,100
 * Interface, Inc. Class A                                              246,079          1,722,553
 * Interferon Scientific, Inc.                                           13,480                559
 * Interland, Inc.                                                      101,900            296,529
 * Interlink Electronics, Inc.                                           82,000            824,100
 * Intermagnetics General Corp.                                         152,915          4,506,405
   Intermet Corp.                                                       238,200            979,002
 * InterMune, Inc.                                                      111,828          1,589,076
   International Aluminum Corp.                                          18,500            548,155
 * International Microcomputer Software,
     Inc.                                                                 4,200              5,460
 * International Multifoods Corp.                                       102,400          2,555,904
 * International Shipholding Corp.                                       51,200            727,296
*# Internet Commerce Corp.                                               13,900             19,321
*# Interpharm Holdings, Inc.                                             97,800            314,916
 * Interphase Corp.                                                      62,700            595,587
   Interpool, Inc.                                                      112,600          1,900,125
 * Interpore International, Inc.                                        212,800          3,070,704
   Interstate Bakeries Corp.                                            111,900          1,174,950
 * Interstate Hotels & Resorts, Inc.                                    186,850            999,648
   Inter-Tel, Inc.                                                       91,700          2,263,156
 * Intervoice, Inc.                                                     189,138          2,649,823
 * Interwoven, Inc.                                                     213,629          1,969,659
 * Intest Corp.                                                          29,200            167,900
 * Intevac, Inc.                                                        108,100            972,900
 * IntraBiotics Pharmaceuticals, Inc.                                    17,329            246,592
 * Intrado, Inc.                                                        109,900          1,826,538
 * Intraware, Inc.                                                        4,500              8,955
 * Introgen Therapeutics, Inc.                                          140,887            926,896
*# Intrusion, Inc.                                                       20,825             41,213
 * Intuitive Surgical, Inc.                                             113,541          1,877,968
 * Inverness Medical Innovations, inc.                                    2,955             57,297
 * Investment Technology Group, Inc.                                     15,200            207,480
 * INVESTools, Inc.                                                      21,050             43,153
   Investors Title Co.                                                   19,800            547,569
*# Invision Technologies, Inc.                                          109,000          5,433,650
 * Iomed, Inc.                                                           34,900            102,257
   Iomega Corp.                                                         272,791          1,320,308
 * Ion Networks, Inc.                                                    23,600              1,888
*# Ionatron, Inc.                                                       133,700            787,493
 * Ionics, Inc.                                                         119,700          3,023,622
*# IPIX Corp.                                                             2,000             16,780
 * Iridex Corp.                                                          56,300            391,285
*# IRIS International, Inc.                                              70,250            589,257
   Isco, Inc.                                                            98,041          1,561,695
 * Isis Pharmaceuticals, Inc.                                           296,198          1,913,439
*# Island Pacific, Inc.                                                  41,900             33,101
 * Isle of Capri Casinos, Inc.                                          200,100          3,877,938
 * Isolagen Inc.                                                         70,100            618,282

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * ITLA Capital Corp.                                                    51,800    $     2,077,180
 * Itron, Inc.                                                          154,100          3,180,624
 * ITXC Corp.                                                            58,600            138,296
 * iVillage, Inc.                                                        48,400            333,476
 * Ixia                                                                 326,466          3,058,986
 * IXYS Corp.                                                           173,983          1,626,741
 * J & J Snack Foods Corp.                                               83,200          3,308,032
 * J Net Enterprises, Inc.                                               75,975            113,963
 * J. Alexander's Corp.                                                 104,700            748,605
 * J. Jill Group, Inc.                                                  168,450          3,441,434
 * j2 Global Communication, Inc.                                        122,600          3,036,802
 * Jaclyn, Inc.                                                          20,027            101,737
 * Jaco Electronics, Inc.                                                63,009            313,850
 * Jacuzzi Brands, Inc.                                                 323,222          2,760,316
 * Jakks Pacific, Inc.                                                  133,626          2,375,870
 * JDA Software Group, Inc.                                             151,311          1,914,084
 * Jennifer Convertibles, Inc.                                           41,000            129,560
   JLG Industries, Inc.                                                 230,700          2,911,434
 * JMAR Industries, Inc.                                                189,000            419,580
 * Jo-Ann Stores, Inc.                                                    6,600            188,958
 * Johnson Outdoors, Inc.                                                52,800          1,006,896
 * Jones Lang LaSalle, Inc.                                              34,350            866,307
 * Jos. A. Bank Clothiers, Inc.                                          82,350          2,683,787
 * JPS Industries, Inc.                                                  24,500             60,785
 * Jupitermedia Corp.                                                   108,861          1,121,268
 * K-Tron International, Inc.                                            61,300          1,308,142
 * K2, Inc.                                                             304,263          4,478,751
 * Kadant, Inc.                                                          75,800          1,533,434
   Kaman Corp. Class A                                                  122,054          1,437,796
 * Katy Industries, Inc.                                                 76,100            445,185
 * KBK Capital Corp.                                                     18,200             20,475
 * KCS Energy, Inc.                                                     258,300          3,231,333
 * Keith Companies, Inc.                                                 18,300            256,566
   Keithley Instruments, Inc.                                            72,300          1,562,403
 * Kendle International, Inc.                                            98,600            739,500
 * Kennedy-Wilson, Inc.                                                  76,700            521,560
 * Kensey Nash Corp.                                                    122,700          3,919,038
 * Kent Financial Services, Inc.                                         50,712            121,252
*# Keravision, Inc.                                                      44,500                134
   Kewaunee Scientific Corp.                                             19,400            208,841
 * Key Technology, Inc.                                                  36,000            471,600
 * Key Tronic Corp.                                                      96,500            345,470
 * Keynote Systems, Inc.                                                 64,500            841,725
 * Keystone Automotive Industries, Inc.                                 141,700          3,896,750
 * Keystone Consolidated Industries,
     Inc.                                                                11,000              1,485
 * Kforce, Inc.                                                         163,542          1,498,045
*# KFX, Inc.                                                            294,000          2,601,900
   Kimball International, Inc. Class B                                   14,639            202,604
 * Kirklands, Inc.                                                       59,700            701,475
   Knape & Vogt Manufacturing Co.                                        27,588            359,196
 * Koala Corp.                                                           90,800             35,412
 * Komag Inc.                                                           145,740          2,113,230
 * Kontron Mobile Computing, Inc.                                         4,000              1,560
 * Kopin Corp.                                                          366,213          1,984,874
 * Korn/Ferry International                                             200,800          2,789,112
 * Kosan Biosciences, Inc.                                              153,002          1,661,602
   Koss Corp.                                                            84,000          1,760,640
*# Krause's Furniture, Inc.                                              23,000                 21
   Kronos Worldwide, Inc.                                                    51              1,581
 * Kulicke & Soffa Industries, Inc.                                      92,726          1,063,567
 * KVH Industries, Inc.                                                  75,200    $     1,014,448
 * La Jolla Pharmceutical Co.                                           413,000          1,115,100
 * LaBarge, Inc.                                                        213,750          1,624,500
 * LabOne, Inc.                                                          90,277          2,808,517
 * Labor Ready, Inc.                                                    218,300          2,656,711
 # Labranche & Co., Inc.                                                109,600            982,016
   Laclede Group, Inc.                                                  101,500          2,764,860
 * LaCrosse Footwear, Inc.                                               20,400            160,344
   Ladish Co., Inc.                                                     115,500          1,004,850
   Lakeland Bancorp, Inc.                                                11,250            177,188
 * Lakeland Industries, Inc.                                             24,079            523,718
 * Lakes Entertainment, Inc.                                            148,800          1,839,168
 * Lamson & Sessions Co.                                                144,400          1,090,220
   Lance, Inc.                                                          240,521          3,667,945
 * Lancer Corp.                                                          94,525            604,960
   Landauer, Inc.                                                        82,000          3,362,820
 * Landec Corp.                                                         141,000            999,690
   Landry's Restaurants, Inc.                                           106,000          3,180,000
 * Lannet Co., Inc.                                                     106,270          1,801,277
 * Lantronix, Inc.                                                       15,000             18,750
*# Large Scale Biology Corp.                                             24,560             37,822
 * Larscom, Inc.                                                         11,100             55,500
 * Laserscope                                                           108,331          3,105,850
   Lawson Products, Inc.                                                  4,900            172,235
 * Layne Christensen Co.                                                159,000          2,680,740
 * Lazare Kaplan International, Inc.                                     67,400            593,120
 * LCA-Vision, Inc.                                                      70,657          1,695,768
 * LCC International, Inc. Class A                                       97,300            402,822
 * Learning Tree International, Inc.                                     90,377          1,296,910
 * Lecroy Corp.                                                          85,200          1,570,236
 * Lectec Corp.                                                          25,637             20,510
   Leesport Financial Corp.                                                 525             12,416
 * Lesco, Inc.                                                           87,900          1,136,547
 * Level 8 Systems, Inc.                                                 26,400              7,128
 * Lexicon Genetics, Inc.                                               335,530          2,352,065
   Libbey, Inc.                                                          72,300          1,844,373
 * Liberate Technologies, Inc.                                           47,200            123,900
   Liberty Homes, Inc. Class A                                              200                910
 * Lifecell Corp.                                                       138,005          1,410,411
 * Lifecore Biomedical, Inc.                                            116,800            817,600
 * Lifeline Systems, Inc.                                                74,000          1,526,620
   Lifetime Hoan Corp.                                                   89,052          1,821,915
 * Lightbridge, Inc.                                                    136,580            719,777
 * Lightning Rod Software, Inc.                                           2,180              2,409
 * LightPath Technologies, Inc.                                           8,650             36,763
   Lindsay Manufacturer Co.                                              62,300          1,426,670
 * Lionbridge Technologies, Inc.                                         31,886            249,667
*# Lipid Sciences, Inc.                                                 121,100            514,675
*# Liquidmetal Technologies, Inc.                                       106,651            133,314
   Lithia Motors, Inc. Class A                                           77,200          1,846,624
 * LMI Aerospace, Inc.                                                    3,700              4,625
   LNB Bancorp, Inc.                                                      1,000             19,450
 * Local Financial Corp.                                                 39,200            854,168
 * Lodgenet Entertainment Corp.                                          92,900          1,836,633
 * Lodgian, Inc.                                                            498              7,370
 * Logic Devices, Inc.                                                   45,800             73,280
 * LogicVision, Inc.                                                     94,450            282,311
 * Logility, Inc.                                                       135,600            603,420
 * Lojack Corp.                                                         152,600          1,220,800
   Lone Star Steakhouse & Saloon, Inc.                                  109,092          2,770,937
 * Lone Star Technologies, Inc.                                         150,500          3,028,060

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Longview Fibre Co.                                                   265,600    $     3,389,056
 * LookSmart, Ltd.                                                      153,033            358,097
 * LOUD Technologies, Inc.                                              112,900            279,992
   Lowrance Electronics, Inc.                                             9,163            310,708
   LSB Bancshares, Inc. NC                                               35,571            542,102
   LSB Corp.                                                             16,200            251,100
   LSI Industries, Inc.                                                 260,130          2,991,495
 * Luby's, Inc.                                                         151,550            836,556
   Lufkin Industries, Inc.                                               46,100          1,394,525
 * Luminex Corp.                                                        162,657          1,621,690
 * Lydall, Inc.                                                         141,300          1,247,679
 * Lynch Corp.                                                           29,500            413,000
 * Lynch Interactive Corp.                                               59,200          2,130,608
 * M & F Worldwide Corp.                                                168,000          2,184,000
 * M-Wave, Inc.                                                           3,000              4,800
   M/I Schottenstein Homes, Inc.                                        126,500          5,372,455
*# Mace Security International, Inc.                                     26,700            149,787
 * Mac-Gray Corp.                                                       116,200            744,842
 * Madden (Steven), Ltd.                                                123,500          2,384,785
 * Magic Lantern Group, Inc.                                             11,700             10,589
 * Magma Design Automation, Inc.                                          3,617             69,085
*# Magna Entertainment Corp.                                             15,800             82,476
 * Magnetek, Inc.                                                       208,000          1,624,480
 * Magnum Hunter Resources, Inc.                                        320,100          3,223,407
 * MAI Systems Corp.                                                     19,807              4,952
 * MAII Holdings, Inc.                                                   36,200                362
 * Main Street & Main, Inc.                                              98,525            201,976
   Main Street Banks, Inc.                                               49,395          1,306,992
   Maine & Maritimes Corp.                                               29,300            895,115
 * MAIR Holdings, Inc.                                                  105,692            845,536
 * Major Automotive Companies, Inc.                                       3,350              2,111
 * Management Network Group, Inc.                                        54,499            128,073
 * Manatron, Inc.                                                           115                934
 * Manchester Technologies, Inc.                                         83,700            316,302
   Mannatech, Inc.                                                        5,200             52,832
*# Manning (Greg) Auctions, Inc.                                         50,600            671,462
 * Manugistic Group, Inc.                                               399,500          1,777,775
 * Mapics, Inc.                                                         220,279          2,191,776
 * Mapinfo Corp.                                                        104,050          1,040,500
 * Marimba, Inc.                                                        137,106          1,121,527
   Marine Products Corp.                                                 68,670          1,256,661
 * MarineMax, Inc.                                                       97,876          2,608,395
 * Marisa Christina, Inc.                                                69,100             89,830
   Maritrans, Inc.                                                       47,700            698,805
 * MarketWatch.com, Inc.                                                155,274          1,767,018
   MarkWest Hydrocarbon, Inc.                                            67,210            719,147
 * Marlton Technologies, Inc.                                            52,900             31,211
   Marsh Supermarkets, Inc. Class A                                      17,700            241,517
   Marsh Supermarkets, Inc. Class B                                      29,800            411,836
 * Marten Transport, Ltd.                                               118,800          2,062,368
*# Martha Stewart Living Omnimedia,
     Ltd.                                                               100,000            915,000
   MASSBANK Corp.                                                        31,399          1,044,959
 * Mastec, Inc.                                                         249,800          1,066,646
 * Material Sciences Corp.                                              131,800          1,364,130
 * Matria Healthcare, Inc.                                               89,875          1,963,769
*# Matritech, Inc.                                                      257,800            301,626
 * Matrix Bancorp, Inc.                                                  29,500            351,050
 * Matrix Service Co.                                                   150,600          1,608,408
 * MatrixOne, Inc.                                                      317,600          2,169,208
*# Matrixx Initiatives, Inc.                                             91,900            791,259
 * Mattson Technology, Inc.                                             263,753    $     2,811,607
 * Maui Land & Pineapple Company, Inc.                                   35,500          1,163,335
 * Max & Ermas Restaurants, Inc.                                         20,844            349,137
 * Maxco, Inc.                                                           18,800             62,040
   Maxcor Financial Group, Inc.                                          36,628            409,135
 * Maxicare Health Plans, Inc.                                            6,960                835
*# Maxim Pharmaceuticals, Inc.                                          148,494          1,323,082
 * Maximus, Inc.                                                         58,400          2,098,896
 * Maxwell Shoe Company, Inc.                                           123,750          2,763,338
 * Maxwell Technologies, Inc.                                           100,192          1,592,051
 * Maxxam, Inc.                                                          20,500            517,625
 * Maxygen, Inc.                                                        181,465          1,821,909
   Mayflower Co-Operative Bank
     Middleboro                                                             450              6,755
 * Mayor's Jewelers, Inc.                                               161,900             93,902
 * Mays (J.W.), Inc.                                                      2,700             37,287
   MBT Financial Corp.                                                   10,106            176,855
   MCG Capital Corp.                                                      5,500             85,195
   McGrath Rent Corp.                                                    76,200          2,373,630
*# McMoran Exploration Co.                                               89,500          1,281,640
   McRae Industries, Inc. Class A                                         9,100             90,545
*# MCSI, Inc.                                                             2,000                 20
 * Meade Instruments Corp.                                              103,660            331,712
 * Meadow Valley Corp.                                                   22,900             49,808
 * Meadowbrook Insurance Group, Inc.                                     97,300            493,311
 * Measurement Specialties, Inc.                                         78,500          1,560,580
 * Medarex, Inc.                                                         73,793            617,647
 * MedCath Corp.                                                         15,738            317,908
*# Med-Design Corp.                                                      86,920            181,663
 * Media 100, Inc.                                                       59,500              1,339
 * Media Services Group, Inc.                                               452              3,828
 * MediaBay, Inc.                                                        43,000             21,930
*# Medialink Worldwide, Inc.                                             49,800            179,280
 * Medical Action Industries, Inc.                                       89,200          1,570,812
 * Medical Staffing Network Holdings,
     Inc.                                                               160,100          1,055,059
 * Medicore, Inc.                                                        45,000            147,150
*# Medifast, Inc.                                                        55,300            408,667
 * Medquist, Inc.                                                       133,500          1,646,055
 * MedSource Technologies, Inc.                                         118,498            824,746
 * MEDTOX Scientific, Inc.                                               21,581            220,126
 * Memberworks, Inc.                                                     55,100          1,576,962
   Mercantile Bank Corp.                                                  2,625             85,523
   Merchants Bancshares, Inc.                                            47,100          1,201,521
   Merchants Group, Inc.                                                 15,700            408,200
 * Mercury Air Group, Inc.                                               33,508            201,048
 * Mercury Computer Systems, Inc.                                       112,300          2,518,889
 * Merge Technologies, Inc.                                              66,012          1,088,538
   Meridian Bioscience, Inc.                                            139,300          1,411,248
 * Meridian Resource Corp.                                              331,472          2,446,263
 * Merisel, Inc.                                                              5                 24
 * Merit Medical Systems, Inc.                                          204,306          2,964,480
 * Merix Corp.                                                           95,200          1,018,640
 * Merrimac Industries, Inc.                                             14,265            131,951
 * Mesa Air Group, Inc.                                                 331,800          2,544,906
   Mesa Labs, Inc.                                                       27,800            275,776
 * Mestek, Inc.                                                         115,650          1,822,644
 * Meta Group, Inc.                                                     104,600            481,160
 * Metals USA, Inc.                                                      28,970            431,653
 * MetaSolv, Inc.                                                       193,335            545,205
   Methode Electronics, Inc. Class A                                     73,100            805,562

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Met-Pro Corp.                                                        146,886    $     2,188,601
*# Metris Companies, Inc.                                               306,594          2,314,785
*# Metro One Telecommunications, Inc.                                   120,500            201,235
   MetroCorp. Bancshares, Inc.                                           23,000            346,150
 * Metrologic Instruments, Inc.                                         114,583          1,698,120
   MFB Corp.                                                              8,500            292,273
 * MFRI, Inc.                                                            31,800             94,923
   MGE Energy, Inc.                                                      79,949          2,425,653
   MGP Ingredients, Inc.                                                 75,600          2,695,140
 * Michael Anthony Jewelers, Inc.                                        64,100             91,343
 * Micro Component Technology, Inc.                                     118,032            161,704
 * Micro Linear Corp.                                                   109,300            659,079
 * MicroFinancial, Inc.                                                  30,300             87,870
 * Micromuse, Inc.                                                       97,737            578,603
 * Microsemi Corp.                                                      206,432          2,526,728
 * MicroStrategy, Inc.                                                   31,100          1,493,111
 * Microtek Medical Holdings, Inc.                                      375,445          1,693,632
 * Micro-Therapeutics, Inc.                                             137,232            598,332
 * Microtune, Inc.                                                       45,600            155,952
*# Microvision, Inc.                                                    112,804            962,218
 * Midas, Inc.                                                           99,400          1,903,510
   Middleby Corp.                                                        97,100          5,939,607
   Middlesex Water Co.                                                   56,000          1,100,960
   Midland Co.                                                           88,200          2,303,784
   Mid-State Bancshares                                                 124,165          2,786,263
*# Midway Games, Inc.                                                   292,200          3,167,448
   Midwest Banc Holdings, Inc.                                           69,322          1,586,781
 * Midwest Express Holdings, Inc.                                        92,300            364,585
 * Mikohn Gaming Corp.                                                  115,600            567,596
 * Milacron, Inc.                                                       215,500            965,440
*# Milestone Scientific, Inc.                                            21,900             41,610
 * Millennium Cell, Inc.                                                181,600            399,520
 * Miller Industries, Inc.                                               32,700            297,897
 * Millerbuilding Systems Escrow
     Shares                                                              72,800             21,840
 * Miltope Group, Inc. Contigent Value
     Right                                                               44,000                  0
 * MIM Corp.                                                            118,800            931,392
 * Mindspeed Technologies, Inc.                                             900              4,653
*# Minorplanet Systems USA, Inc.                                          8,716              4,271
   Minuteman International, Inc.                                         15,400            200,200
 * MIPS Technologies, Inc.                                              128,400            891,096
 * Misonix, Inc.                                                         36,400            306,488
 * Mission Resources Corp.                                              135,400            728,452
 * Mitcham Industries, Inc.                                              90,200            378,840
 * Mitek Systems, Inc.                                                   22,300             13,938
 * Mity Enterprises, Inc.                                                40,650            741,863
 * Mobile Mini, Inc.                                                     76,000          1,620,320
 * Mobility Electronics, Inc.                                           147,150          1,218,402
 * Mobius Management Systems, Inc.                                      174,400          1,046,400
   Mocon, Inc.                                                           73,375            569,390
 * Modem Media, Inc.                                                      8,500             47,685
 * Mod-Pac Corp.                                                         18,340            154,239
 * Mod-Pac Corp. Class B                                                  6,877             57,836
 * Modtech Holdings, Inc.                                               106,312            744,184
 * Moldflow Corp.                                                        54,594            609,269
 * Molecular Devices Corp.                                              131,366          2,239,790
   Monaco Coach Corp.                                                   109,800          2,749,392
 * Monarch Casino and Resort, Inc.                                       72,500          1,024,425
 * Mondavi (Robert) Corp. Class A                                        48,958          1,704,718
 * Monolithic System Technology, Inc.                                   146,067          1,019,548
 * Monro Muffler Brake, Inc.                                             83,397    $     2,066,578
 * Monterey Pasta Co.                                                   135,300            487,080
 * Moore Handley, Inc.                                                    1,500              2,963
 * Morgan Group Holding Co.                                              59,200              4,440
 * Morgan's Foods, Inc.                                                     600              1,143
 * Moscow CableCom Corp.                                                 15,000            110,985
 * Mossimo, Inc.                                                        149,150            559,313
 * Mother's Work, Inc.                                                   31,000            683,860
 * Motor Car Parts & Accessories, Inc.                                   24,500            208,250
   Movado Group, Inc.                                                    92,900          2,852,030
 # Movie Gallery, Inc.                                                  255,175          4,743,703
 * MRO Software, Inc.                                                   132,300          1,890,567
 * MRV Communications, Inc.                                             424,100          1,128,106
 * MSC Software Corp.                                                   161,300          1,442,022
 * MTC Technologies, Inc.                                                58,200          1,545,210
*# MTI Technology Corp.                                                   3,300              9,768
 * MTM Technologies, Inc.                                                44,200             73,814
 * MTR Gaming Group, Inc.                                               147,963          1,377,536
   MTS Systems Corp.                                                    188,648          4,195,532
   Mueller (Paul) Co.                                                    26,300            834,762
 * Multi Color Corp.                                                     30,600            477,972
*# Multimedia Games, Inc.                                                66,360          1,497,745
   MutualFirst Financial, Inc.                                            2,900             64,184
   Myers Industries, Inc.                                               124,752          1,685,400
 * Mykrolis Corp.                                                       216,500          3,507,300
 * Myriad Genetics, Inc.                                                142,900          2,370,711
   Nacco Industries, Inc. Class A                                         6,500            576,810
*# Nanogen, Inc.                                                        167,507          1,140,723
 * Nanometrics, Inc.                                                     63,100            807,049
*# Nanophase Technologies Corp.                                         119,400            858,486
*# Napco Security Systems, Inc.                                         127,600          1,122,880
   Nara Bancorp, Inc.                                                    59,754          1,839,228
   Nash-Finch Co.                                                        91,400          1,718,320
 * Nashua Corp.                                                          54,500            503,035
 * Nassda Corp.                                                          85,035            448,134
*# Nastech Pharmaceutical Co., Inc.                                      63,146            753,332
 * NATCO Group, Inc. Class A                                            163,600          1,249,904
 * Nathans Famous, Inc.                                                  52,600            320,281
   National Beverage Corp.                                              213,800          2,024,686
 * National Dentex Corp.                                                 27,400            833,097
 * National Home Health Care Corp.                                       24,566            248,117
 * National Medical Health Card
     Systems, Inc.                                                       32,221          1,160,278
 * National Research Corp.                                               52,200            876,960
 * National RV Holdings, Inc.                                           102,650          1,221,535
   National Security Group, Inc.                                         12,600            280,980
 * National Steel Corp. Class B                                             550                  4
 * National Technical Systems, Inc.                                      83,600            415,408
 * National Western Life Insurance Co.
     Class A                                                              2,600            379,990
 * Natrol, Inc.                                                          99,700            274,175
 * Natural Alternatives International, Inc.                              48,800            535,336
   Nature's Sunshine Products, Inc.                                     153,100          2,281,190
 * Natus Medical, Inc.                                                   54,000            277,020
   Nautilus Group, Inc.                                                 172,950          2,606,357
 * Navarre Corp.                                                        159,700          1,964,310
 * Navidec, Inc.                                                          3,516              6,100
 * Navigant Consulting, Inc.                                             14,700            300,615
 * Navigant International, Inc.                                          96,400          1,675,432
 * Navigators Group, Inc.                                                55,417          1,601,551
   NBT Bancorp                                                          101,441          2,204,313

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * NCI Building Systems, Inc.                                           103,200    $     3,000,024
 * NCO Group, Inc.                                                      109,980          2,726,404
   Nelson (Thomas), Inc.                                                126,800          2,969,656
 * Neoforma, Inc.                                                       103,725          1,179,353
 * Neogen Corp.                                                          53,625            858,000
 * NeoMagic Corp.                                                       170,600            699,460
 * NEON Systems, Inc.                                                    14,800             51,948
 * Neopharm, Inc.                                                       122,964          1,352,604
 * Neorx Corp.                                                              200                660
 * Neose Technologies, Inc.                                             105,700            884,709
 * Neoware Systems, Inc.                                                 63,300            546,912
 * NES Rentals Holdings, Inc.                                               245              1,991
   Net Perceptions, Inc.                                                 13,400             12,060
 * Net2Phone, Inc.                                                      243,521          1,041,052
   NetBank, Inc.                                                        112,237          1,203,181
 * Netegrity, Inc.                                                      198,575          1,870,577
 * Netguru, Inc.                                                         46,900             70,819
 * NetManage, Inc.                                                       49,128            321,788
 * NetObjects, Inc.                                                       2,000                 20
 * Netopia, Inc.                                                        121,056            702,125
 * NetRatings, Inc.                                                     164,517          2,301,593
 * Netscout System, Inc.                                                159,305          1,097,611
 * NetSolve, Inc.                                                       231,900          2,307,869
 * Network Engines, Inc.                                                190,012            604,238
 * Network Equipment Technologies, Inc.                                 167,500          1,232,800
*# Network Plus Corp.                                                    10,000                 18
 * Neurobiological Technologies, Inc.                                    14,600             58,400
 * Neurogen Corp.                                                       284,532          2,677,446
   Nevada Chemicals, Inc.                                                   400              2,128
 * Nevada Gold & Casinos, Inc.                                           63,550            934,185
 * New Brunswick Scientific Co., Inc.                                    75,600            459,648
 * New Century Equity Holdings Corp.                                    388,400             87,390
   New England Business Services, Inc.                                   87,500          3,838,625
   New Hampshire Thrift BancShares,
     Inc.                                                                 1,600             47,680
 * New Horizons Worldwide, Inc.                                          77,475            452,531
   Newmil Bancorp, Inc.                                                  44,200          1,204,450
 * Newpark Resources, Inc.                                              442,100          2,497,865
 * Newport Corp.                                                         32,985            479,272
*# Newtek Business Services, Inc.                                        40,343            194,050
 * Niagara Corp.                                                         75,500            304,643
 * NIC, Inc.                                                            427,248          2,358,409
   Nitches, Inc.                                                         11,213             72,436
   NL Industries, Inc.                                                    1,300             16,250
 * NMS Communications Corp.                                             193,185          1,661,391
 * NMT Medical, Inc.                                                     90,000            342,450
   NN, Inc.                                                             132,600          1,573,962
 * Nobel Learning Communities, Inc.                                      49,600            326,120
   Nobility Homes, Inc.                                                  43,800            908,850
   Noble International, Ltd.                                             46,502          1,341,583
 * Noel Group, Inc.                                                      43,600                131
 # Noland Co.                                                               700             29,946
 * Norstan, Inc.                                                         94,700            304,934
 * North America Galvanizing &
     Coatings, Inc.                                                      56,500            113,000
 * North American Scientific, Inc.                                       74,300            664,985
   North Central Bancshares, Inc.                                        17,500            661,850
   North Pittsburgh Systems, Inc.                                        79,227          1,529,081
   Northeast Bancorp                                                     12,600            243,999
   Northeast Pennsylvania Financial
     Corp.                                                                3,250             56,956
   Northern Technologies International
     Corp.                                                               26,400    $       124,608
*# Northfield Laboratories, Inc.                                        129,200          1,698,980
 * Northland Cranberries, Inc.                                           28,400             18,744
   Northrim BanCorp, Inc.                                                34,939            698,786
 * Northwest Pipe Co.                                                    47,500            698,250
 * Novamed Eyecare, Inc.                                                110,200            400,026
 * Novavax, Inc.                                                        203,150            954,805
 * Noven Pharmaceuticals, Inc.                                          122,900          2,357,222
 * Novoste Corp.                                                         86,300            258,900
 * NS Group, Inc.                                                       170,000          2,261,000
 * NTN Communications, Inc.                                             278,791            836,373
 * Nu Horizons Electronics Corp.                                        110,650            899,585
*# Nucentrix Broadband Networks, Inc.                                   114,500            254,763
 * NuCo2, Inc.                                                           71,300          1,395,341
   NUI Corp.                                                            111,493          1,515,190
 * Numerex Corp. Class A                                                102,700            472,420
 * Nutraceutical International Corp.                                     60,400          1,480,404
 * Nutramax Products, Inc.                                               44,000                 44
 * Nutrition 21, Inc.                                                     8,700              5,655
 * Nuvelo, Inc.                                                         106,922            930,221
   NWH, Inc.                                                             14,700            275,846
 * NYFIX, Inc.                                                          157,798            795,302
   Nymagic, Inc.                                                         71,100          1,827,270
 * O'Charleys, Inc.                                                     116,775          2,126,473
 * O.I. Corp.                                                            25,700            216,137
   Oak Hill Financial, Inc.                                              12,200            388,570
 * Obie Media Corp.                                                      35,000            123,550
 * Oceaneering International, Inc.                                       24,700            780,767
   OceanFirst Financial Corp.                                            70,007          1,561,156
 * Ocular Sciences, Inc.                                                 33,476          1,118,433
 * Ocwen Financial Corp.                                                 59,703            742,705
*# Odd Job Stores, Inc.                                                  86,200            139,213
 * Offshore Logistics, Inc.                                             119,741          2,750,451
*# Oglebay Norton Co.                                                     6,000                840
 # Ohio Art Co.                                                           3,600             33,444
 * Oil States International, Inc.                                         4,700             66,740
   Oil-Dri Corp. of America                                              56,300            904,741
 * Old Dominion Freight Lines, Inc.                                     162,900          4,523,733
 * Olympic Steel, Inc.                                                   73,100          1,038,020
 * OM Group, Inc.                                                        29,600            790,024
 * Omega Protein Corp.                                                  175,600          1,896,480
 * OMNI Energy Services Corp.                                            50,480            252,400
 * Omnicell, Inc.                                                       130,700          1,744,845
 * Omnova Solutions, Inc.                                                55,700            287,412
 * Omtool, Ltd.                                                          30,770            323,085
 * On Assignment, Inc.                                                  117,375            688,991
 * On2.cCom, Inc.                                                        40,000             29,600
 * One Price Clothing Stores, Inc.                                       22,414                448
*# Oneida, Ltd.                                                         104,000            128,960
 * OneSource Information Services, Inc.                                  11,800            104,076
 * Online Resources Corp.                                                92,266            680,923
 * Onyx Acceptance Corp.                                                 62,500            946,875
 * ONYX Software Corp.                                                   72,579            279,429
 * OPENT Technologies, Inc.                                             103,553          1,442,493
 * OpenTV Corp.                                                         159,125            402,586
 * Opinion Research Corp.                                                27,500            190,850
 * Oplink Communications, Inc.                                          183,800            369,438
 * Opsware, Inc.                                                         12,900            104,103
 * Opti, Inc.                                                           118,200            183,210
 * Optical Cable Corp.                                                   24,905            133,964

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Optical Communication Products, Inc.                                 153,985    $       348,006
 * Optical Sensors, Inc.                                                  1,133              4,702
 * OptiCare Health Systems, Inc.                                          1,800                855
 * Optika, Inc.                                                          87,500            317,625
   Option Care, Inc.                                                    111,764          1,505,461
 * OraSure Technologies, Inc.                                           234,550          1,733,325
 * Orbit International Corp.                                             11,666             82,607
 * Orbital Sciences Corp.                                               247,200          3,102,360
*# Orchid Biosciences, Inc.                                               9,581             69,462
 * Oregon Steel Mills, Inc.                                             176,300          1,986,901
*# Orleans Homebuilders, Inc.                                            93,800          1,716,540
 * Orphan Medical, Inc.                                                  84,635            758,330
*# Orthodontic Centers of America, Inc.                                 265,500          2,270,025
 * Orthologic Corp.                                                     304,100          2,441,923
*# Osage Systems Group, Inc.                                                800                  0
*# Oscient Pharmaceutical Corp.                                         256,500          1,202,985
   Oshkosh B'Gosh, Inc. Class A                                          53,968          1,218,058
 * OSI Systems, Inc.                                                    104,100          2,324,553
 * Osteotech, Inc.                                                      151,125            943,020
   Outlook Group Corp.                                                   36,600            225,090
 * Overland Storage, Inc.                                               107,900          1,545,128
*# Overstock Com                                                         89,445          3,219,126
   Oxford Industries, Inc.                                              101,400          3,736,590
*# Oxigene, Inc.                                                        123,700            911,669
 * Oxis International, Inc.                                               8,600              5,762
 * OYO Geospace Corp.                                                    19,000            332,291
 * P&F Industries, Inc. Class A                                             600              4,695
 * Pacific Mercantile Bancorp                                             7,700             83,930
 * Pacific Premier Bancorp, Inc.                                         21,717            249,963
   Packaging Dynamics Corp.                                              32,980            440,283
 * Packeteer, Inc.                                                      173,239          2,475,585
 * Pac-West Telecomm, Inc.                                              198,100            233,758
 * Pain Therapeutics, Inc.                                              186,905          1,461,597
 * Palatin Technologies, Inc.                                             1,937              7,264
 * Paligent, Inc.                                                         3,063                643
 * Palm Harbor Homes, Inc.                                              120,521          2,282,668
*# Palmone Inc.                                                          64,746          1,374,558
 * Palmsource Inc.                                                       48,716            986,499
 * PAM Transportation Services, Inc.                                     59,252          1,096,162
   Pamrapo Bancorp, Inc.                                                 36,400            905,632
 * Panavision, Inc.                                                      13,000             84,175
 * Pantry, Inc.                                                          77,291          1,402,832
*# Papa John's International, Inc.                                       94,078          2,736,729
 * Par Technology Corp.                                                  79,500            826,800
 * Paradyne Networks Corp.                                              388,950          1,839,734
 * Paragon Technologies, Inc.                                            39,425            394,250
 * Parallel Petroleum Corp.                                             156,300            617,229
 * Parexel International Corp.                                          138,384          2,738,619
   Park Bancorp, Inc.                                                       800             24,576
   Park Electrochemical Corp.                                           103,800          2,590,848
 * Parker Drilling Co.                                                  499,500          1,603,395
*# Parkervision, Inc.                                                    54,993            304,661
 * Park-Ohio Holdings Corp.                                             125,525          1,518,853
   Parkvale Financial Corp.                                              50,395          1,339,499
 * Parlex Corp.                                                          57,900            351,453
 * Parlux Fragrances, Inc.                                               90,500            827,170
 * Party City Corp.                                                      92,385          1,357,136
 * Pathmark Stores, Inc.                                                155,369          1,048,741
 * Patient Infosystems, Inc.                                                408              1,428
 * Patrick Industries, Inc.                                              44,000            453,200
 # Patriot Bank Corp.                                                    63,180          1,776,622
 * Patriot Transportation Holding, Inc.                                  31,700    $     1,146,748
 * Paula Financial, Inc.                                                 49,300            140,505
 * Paul-Son Gaming Corp.                                                 31,800            124,338
 * Paxar Corp.                                                          205,969          3,796,009
 * Paxson Communications Corp.                                          312,000            876,720
 * Payless Cashways, Inc.                                                 2,136                  3
 * PC Connection, Inc.                                                  124,700            956,449
 * PC Mall, Inc.                                                         94,300          1,555,007
 * PC-Tel, Inc.                                                         141,500          1,548,010
 * PDF Solutions, Inc.                                                  134,220          1,206,638
 * PDI, Inc.                                                             76,493          2,202,998
 * PEC Solutions, Inc.                                                  144,218          1,499,867
 * Pediatric Services of America, Inc.                                   51,200            634,880
 * Peerless Manufacturing Co.                                            18,500            198,135
 * Peerless Systems Corp.                                               101,700            127,125
 * Peet's Coffee & Tea, Inc.                                             70,072          1,596,240
*# Pegasus Communications Corp.                                          28,320            459,350
 * Pegasus Solutions, Inc.                                              127,001          1,460,512
 * Pegasystems, Inc.                                                    188,310          1,602,518
 * Pemco Aviation Group, Inc.                                               250              8,122
 * Pemstar, Inc.                                                        146,200            384,506
   Penford Corp.                                                         54,800            942,560
   Penn Engineering & Manufacturing
     Corp. Class A                                                       67,200          1,028,160
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                   165,400          2,901,116
 * Penn Treaty American Corp.                                            68,200            145,266
   Penn Virginia Corp.                                                   58,400          3,638,320
   Penn-America Group, Inc.                                             102,900          1,358,280
   Pennfed Financial Services, Inc.                                      60,100          1,819,828
   Penns Woods Bancorp, Inc.                                                110              4,791
 * Penwest Pharmaceuticals Co.                                          128,900          1,420,478
   Peoples Bancorp, Inc.                                                    400              9,950
   Peoples Bancorp, Inc.                                                  2,310             58,535
 * Perceptron, Inc.                                                      76,650            513,555
 * Performance Technologies, Inc.                                       131,275          1,423,021
 * Pericom Semiconductor Corp.                                          130,441          1,397,023
 * Perini Corp.                                                         121,500          1,324,350
 * Perry Ellis International, Inc.                                       64,400          1,544,312
 * Per-Se Technologies, Inc.                                            162,572          2,113,436
 * Pervasive Software, Inc.                                             117,200            714,920
 * PetMed Express, Inc.                                                  10,387             88,290
 * Petrocorp, Inc. Escrow Shares                                         37,100              2,226
 * Petroleum Development Corp.                                          139,678          3,431,888
   PFF Bancorp, Inc.                                                     89,500          3,563,890
 * Pfsweb, Inc.                                                               1                  2
 * Pharmacopia Drug Discovery, Inc.                                     103,050            717,228
 * Pharmacyclics, Inc.                                                   88,817          1,063,139
*# Pharmanetics, Inc.                                                    84,400             59,080
 * PharmChem, Inc.                                                       41,600              6,656
 * Pharmos Corp.                                                         88,000            297,440
   Phillips-Van Heusen Corp.                                            159,000          3,009,870
 * Phoenix Gold International, Inc.                                      13,500             16,740
 * Phoenix Technologies, Ltd.                                           124,781            823,555
 * Photo Control Corp.                                                    1,000              2,750
*# PhotoMedex, Inc.                                                     197,508            701,153
 * Photon Dynamics, Inc.                                                 87,500          2,823,625
 * Photronics, Inc.                                                     130,958          2,315,337
 * Physiometrix, Inc.                                                    31,500             53,550
 * Piccadilly Cafeterias, Inc.                                           91,000                 91
 * Pico Holdings, Inc.                                                   83,771          1,528,821

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Pilgrims Pride Corp. Class B                                          26,700    $       717,696
   Pinnacle Bancshares, Inc.                                                700             10,395
 * Pinnacle Entertainment, Inc.                                         148,500          1,692,900
 * Pinnacle Systems, Inc.                                               285,787          2,077,671
 * Pioneer Drilling Co.                                                   3,700             23,754
 * Pixelworks, Inc.                                                     113,400          2,050,272
 * Pizza Inn, Inc.                                                       39,700            115,924
 * Plains Exploration & Production Co.                                  168,779          3,004,266
 * Plains Resources, Inc.                                               149,100          2,555,574
 * Planar Systems, Inc.                                                  93,400          1,181,510
 * Plato Learning, Inc.                                                 119,433          1,258,824
 * Play By Play Toys and Novelties, Inc.                                 32,100                 82
 * Playboy Enterprises, Inc. Class B                                    112,080          1,353,926
 * Playtex Products, Inc.                                               324,400          2,319,460
 * Plexus Corp.                                                          46,519            683,364
 * Plug Power, Inc.                                                     356,644          2,714,774
 * PLX Technology, Inc.                                                 125,000          1,863,750
 * Plymouth Rubber, Inc. Class A                                            900              1,305
 * Plymouth Rubber, Inc. Class B                                              5                  2
   PMA Capital Corp. Class A                                             98,943            689,633
   Pocahontas Bancorp, Inc.                                              51,900            886,193
*# Point Therapeutics, Inc.                                               5,640             35,250
 * Point.360                                                             84,700            272,734
   PolyMedica Corp.                                                      77,340          2,235,899
 * Polyone Corp.                                                         24,200            166,738
   Pomeroy IT Solutions, Inc.                                           105,149          1,337,495
   Pope & Talbot, Inc.                                                   95,200          1,592,696
 * Porta Systems Corp.                                                   48,090              5,290
 * Portal Software, Inc.                                                144,727            665,744
 * Possis Medical, Inc.                                                 159,600          4,551,792
 * Powell Industries, Inc.                                               56,518            965,893
   PowerCerv Corp.                                                       12,633              7,959
 * Power-One, Inc.                                                       20,200            203,616
*# Powerwave Technologies, Inc.                                         331,961          2,659,008
 * Pozen, Inc.                                                          151,200          1,499,904
 * PPT Vision, Inc.                                                      47,000             66,270
 * PRAECIS Pharmaceuticals, Inc.                                        270,947          1,129,849
   Preformed Line Products Co.                                            4,700            129,250
 * Premier Financial Bancorp                                              6,600             60,786
*# Premier Laser Systems, Inc. Class A                                   16,400                  8
*# Pre-Paid Legal Services, Inc.                                         90,000          2,120,400
   Presidential Life Corp.                                              154,720          2,617,862
 * Presstek, Inc.                                                       181,575          1,872,038
*# PRG-Schultz International, Inc.                                      160,536            724,017
 * Pricesmart, Inc.                                                       9,000             49,590
 * Prima Energy Corp.                                                    75,350          2,870,835
 * Prime Hospitality Corp.                                              237,700          2,355,607
 * Prime Medical Services, Inc.                                         181,705          1,062,974
 * Primus Knowledge Solutions, Inc.                                      39,000             83,070
 * Princeton Review, Inc.                                                50,400            359,352
 * Printronix, Inc.                                                      67,150            973,675
 * Private Business, Inc.                                                 8,305             19,102
 * Procom Technology, Inc.                                               19,200             23,424
 * Progenics Pharmaceuticals, Inc.                                       88,800          1,558,440
   Programmers Paradise, Inc.                                            48,200            356,198
 * Progress Software Corp.                                               28,500            533,235
 * ProsoftTraining.com                                                    1,900              1,444
   Prosperity Bancshares, Inc.                                           90,259          2,112,963
 * Protection One, Inc.                                                 117,500             22,913
 * Provena Foods, Inc.                                                      200                251
   Providence & Worcester Railroad Co.                                   11,000            112,200
   Provident Bancorp, Inc.                                               56,733    $       592,293
   Provident Bankshares Corp.                                                44              1,269
   Provident Financial Holdings, Inc.                                    72,400          1,802,760
 * Province Healthcare Co.                                               53,900            863,478
 * Proxim Corp.                                                         208,611            277,453
 * ProxyMed, Inc.                                                        18,939            359,841
 * PSS World Medical, Inc.                                              230,500          2,316,525
   Psychemedics Corp.                                                    49,039            539,429
 * Psychiatric Solutions, Inc.                                           63,510          1,573,778
 * PTEK Holdings, Inc.                                                  301,546          3,163,218
 # Pulaski Financial Corp.                                               30,400            507,680
 * Pure World, Inc.                                                      66,630            127,930
 * PW Eagle, Inc.                                                        21,900             75,117
   Pyramid Breweries, Inc.                                               36,800             80,592
 * Qad, Inc.                                                            174,224          1,841,548
 * QEP Co., Inc.                                                         15,000            227,850
 * QRS Corp.                                                             83,907            460,649
*# QuadraMed Corp.                                                      185,337            565,278
   Quaker Chemical Corp.                                                 71,700          1,837,671
   Quaker City Bancorp, Inc.                                             34,945          1,908,696
   Quaker Fabric Corp.                                                  147,950          1,179,162
 * Quality Dining, Inc.                                                  98,900            222,525
 * Quality Systems, Inc.                                                 49,600          2,317,808
   Quanex Corp.                                                          18,900            841,995
 * Quantum Corp.- DLT                                                   163,900            483,505
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                    155,973            781,425
*# Questcor Pharmaceuticals, Inc.                                       129,800            109,032
 * Quicklogic Corp.                                                     159,400            478,041
 * Quidel Corp.                                                         256,200          1,432,158
 * Quigley Corp.                                                         60,995            484,239
 * Quinton Cardiology Systems, Inc.                                      83,960            880,740
 * Quipp, Inc.                                                           14,300            214,500
   Quixote Corp.                                                         68,200          1,432,200
*# Quokka Sports, Inc.                                                      480                  6
 * Quovadx, Inc.                                                        202,907            217,110
 * R & B, Inc.                                                           69,300          1,299,375
 * Radiant Systems, Inc.                                                251,931          1,131,170
 * Radiologix, Inc.                                                     176,100            697,356
 * RadiSys Corp.                                                         98,837          1,646,624
*# Radyne ComStream, Inc.                                                71,000            619,120
 * Rag Shops, Inc.                                                       34,650            114,345
 * Railamerica, Inc.                                                    184,866          2,357,042
 * Raindance Communictions, Inc.                                         84,400            183,992
 * Ramtron International Corp.                                          185,100            908,841
   Range Resources Corp.                                                360,900          4,283,883
   Raven Industries, Inc.                                               192,220          6,110,674
 * Raytech Corp.                                                         51,695            105,975
 * RC2 Corp.                                                             92,700          2,591,892
 * RCM Technologies, Inc.                                                91,800            491,130
*# RCN Corp.                                                              4,300                774
 * Reading International, Inc. Class A                                  142,163          1,199,856
 * Reading International, Inc. Class B                                   10,140             83,655
*# Redhook Ale Brewery, Inc.                                             62,900            137,122
   Redwood Empire Bancorp                                                60,750          1,375,988
 * Refac                                                                  8,519             41,189
   Regal-Beloit Corp.                                                   101,430          2,074,244
 * Regeneration Technologies, Inc.                                      140,284          1,287,807
 * Regent Communications, Inc.                                          551,100          3,251,490
 * Register.Com, Inc.                                                    99,500            519,390
 * Rehabcare Group, Inc.                                                 85,700          2,140,786

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Reliability, Inc.                                                    113,300    $       124,630
   Reliv International, Inc.                                            101,576          1,079,753
 * Relm Wireless Corp.                                                   47,941            115,058
 * Remec, Inc.                                                          244,607          1,602,176
 * RemedyTemp, Inc.                                                      64,200            836,012
 * Remington Oil & Gas Corp.                                            198,160          4,109,838
 * Rentrak Corp.                                                        105,400            938,060
 * Rent-Way, Inc.                                                       168,400          1,566,120
 * Repligen Corp.                                                       250,400            626,000
 * Reptron Electronics, Inc.                                             55,900                  0
 * Reptron Electronics, Inc.                                              2,178             15,899
   Republic Bancorp, Inc. Class A                                        37,380            719,565
 * Republic First Bancorp, Inc.                                          45,468            541,069
 * Res-Care, Inc.                                                       107,702          1,493,827
   Resource America, Inc.                                               168,780          3,679,404
 * Resources Connection, Inc.                                             8,086            344,625
 * Restoration Hardware, Inc.                                           172,500          1,157,475
 * Retail Ventures Inc.                                                 142,856          1,032,849
 * Retek, Inc.                                                          286,500          1,867,980
 * Revlon, Inc.                                                         167,800            550,384
 * Rewards Network, Inc.                                                130,650          1,288,209
 * Rex Stores Corp.                                                     141,475          1,740,143
 * Rexhall Industries, Inc.                                              36,400             63,336
 * RF Monolithics, Inc.                                                  83,500            799,930
   Richardson Electronics, Ltd.                                          99,200          1,121,952
 * Rigel Pharmaceuticals, Inc.                                            8,711            154,707
   Riggs National Corp.                                                 149,309          3,260,909
 * Rimage Corp.                                                          92,225          1,303,139
 * Rita Medical Systems, Inc.                                            95,431            474,292
 * Riverside Group, Inc.                                                  1,300                 42
 * Riverstone Networks, Inc.                                              1,900              1,891
   Riverview Bancorp, Inc.                                               34,400            715,176
   Rivianna Foods, Inc.                                                  17,600            461,824
 * Riviera Holdings Corp.                                                22,100            192,049
 * Riviera Tool Co.                                                       7,000             23,380
 * Roadhouse Grill, Inc.                                                 75,670             18,918
   Roanoke Electric Steel Corp.                                          87,400          1,149,310
   Robbins & Myers, Inc.                                                 74,900          1,655,290
*# Robotic Vision Systems, Inc.                                           6,201             20,773
 * Rochester Medical Corp.                                               48,400            393,008
   Rock of Ages Co.                                                      32,900            267,477
*# Rockford Corp.                                                        57,300            283,635
   Rock-Tenn Co. Class A                                                184,100          2,958,487
   Rocky Mountain Chocolate Factory,
     Inc.                                                                54,890            529,689
 * Rocky Shoes & Boots, Inc.                                             34,200            699,732
 * Rofin-Sinar Technologies, Inc.                                       104,400          2,732,252
 * Ross Systems, Inc.                                                     3,700             67,307
 * Rouge Industries, Inc. Class A                                        39,600                337
   Royal Bancshares of Pennsylvania
     Class A                                                             15,764            360,050
   Royal Gold, Inc.                                                     163,200          2,273,376
 * Royale Energy, Inc.                                                   31,564            446,283
   RPC, Inc.                                                             76,300          1,045,310
 * RTI International Metals, Inc.                                       112,100          1,626,571
*# RTW, Inc.                                                             43,450            280,817
 * Rubio's Restaurants, Inc.                                             68,500            453,470
 * Rudolph Technologies, Inc.                                            88,523          1,646,528
 * Rural Cellular Corp. Class A                                           4,100             36,859
 * Rural/Metro Corp.                                                    110,300            137,875
 * Rush Enterprises, Inc. Class A                                        54,500            643,645
 * Rush Enterprises, Inc. Class B                                        54,500    $       661,467
   Russ Berrie & Co., Inc.                                               31,400            847,800
   Russell Corp.                                                        170,400          2,791,152
 * Ryan's Family Steak Houses, Inc.                                     156,200          2,628,846
   Ryerson Tull, Inc.                                                   131,300          1,760,733
 * S&K Famous Brands, Inc.                                               24,600            418,815
 * S1 Corp.                                                             379,756          3,565,909
 * Saba Software, Inc.                                                   61,052            213,682
 * Safeguard Scientifics, Inc.                                          533,800          1,361,190
 * SafeNet, Inc.                                                        107,674          2,508,804
 * Safety Components International, Inc.                                  1,180             15,783
 * Saga Communications, Inc. Class A                                     96,441          1,808,269
 * Salem Communications Corp.                                            67,791          2,033,730
*# Salton, Inc.                                                          58,300            329,978
 * San Filippo (John B.) & Son, Inc.                                     57,900          1,442,868
   Sanders Morris Harris Group, Inc.                                     91,250          1,227,313
   Sanderson Farms, Inc.                                                168,300          7,741,800
   Sandy Spring Bancorp, Inc.                                            76,363          2,672,705
 * Sangamo BioSciences, Inc.                                            132,980            833,785
 * Satcon Technology Corp.                                              145,600            400,400
   Saucony, Inc. Class A                                                 55,300          1,128,065
   Saucony, Inc. Class B                                                 57,600          1,162,368
 * Savient Pharmaceuticals, Inc.                                        254,600            616,132
 * Saxon Capital, Inc.                                                    5,600            133,672
 * SBA Communications Corp.                                             237,044            914,990
 * SBE, Inc.                                                             34,600            120,754
 * SBS Technologies, Inc.                                                83,600          1,546,600
 * ScanSoft, Inc.                                                       836,552          4,383,532
 * ScanSource, Inc.                                                      70,600          3,759,450
   Schawk, Inc. Class A                                                 168,300          2,229,975
 * Scheid Vineyards, Inc.                                                14,500             72,645
 * Schick Technologies, Inc.                                             47,200            455,480
 * Schieb (Earl), Inc.                                                   71,500            236,665
 * Schlotzskys, Inc.                                                     65,100             98,887
 * Schmitt Industries, Inc.                                              17,800             43,610
 * Schuff International, Inc.                                            53,200            124,488
   Schulman (A.), Inc.                                                  149,822          2,991,945
   Schweitzer-Maudoit International, Inc.                                78,000          2,195,700
 * Sciclone Pharmaceuticals, Inc.                                       234,300          1,164,471
 * Scientific Learning Corp.                                              1,900             10,469
 * Scientific Technologies, Inc.                                         38,400            220,032
 * SciQuest, Inc.                                                         5,961             35,826
 * SCM Microsystems, Inc.                                                79,524            506,568
   Scope Industries, Inc.                                                16,650          1,165,500
   SCPIE Holdings, Inc.                                                  19,000            165,490
 * SCS Transportation, Inc.                                              25,933            589,976
 * Seabulk International, Inc.                                          182,900          1,622,323
 * Seachange International, Inc.                                        141,403          2,111,147
   Seacoast Banking Corp.                                                79,230          1,587,769
   Seacoast Financial Services Corp.                                     17,084            585,298
 * Seattle Genetics, Inc.                                               204,063          1,408,035
 * Secom General Corp.                                                    1,000              1,265
   Second Bancorp, Inc.                                                  23,200            740,544
 * Secure Computing Corp.                                               183,561          1,626,350
 * SED International Holdings, Inc.                                       6,350              9,652
 * SeeBeyond Technology Corp.                                           368,039          1,111,478
 * SEEC, Inc.                                                            26,500              6,625
 * Segue Software, Inc.                                                 102,300            376,976
 * Selas Corp. of America                                                46,700            140,100
 * Selectica, Inc.                                                      261,300          1,144,755
   SEMCO Energy, Inc.                                                   148,920            854,801

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Semitool, Inc.                                                       168,100    $     1,924,745
 * SEMX Corp.                                                            34,300              5,145
 * Seneca Foods Corp. Class A                                               200              3,750
 * Seneca Foods Corp. Class B                                             6,800            126,276
 * Sensytech, Inc.                                                       34,650            747,435
 * Sequenom, Inc.                                                       164,880            265,457
 * SeraCare Life Sciences, Inc.                                          21,120            240,768
 * Serologicals Corp.                                                   132,025          2,261,588
 * ServiceWare Technologies, Inc.                                        25,300             14,674
 * Servotronics, Inc.                                                    24,804             96,612
 * SFBC International, Inc.                                              79,549          1,935,427
 * Shared Technologies Cellular, Inc.                                    24,600                 14
 * Sharper Image Corp.                                                   93,000          2,622,600
*# Shaw Group, Inc.                                                       9,500            112,100
 * Sheffield Pharmceuticals, Inc.                                           100                  0
 * Shiloh Industries, Inc.                                              121,400          1,320,832
 * Shoe Carnival, Inc.                                                  123,800          1,705,964
 * Shoe Pavilion, Inc.                                                    5,700             13,310
 * Sholodge, Inc.                                                        52,300            353,025
 * Shopko Stores, Inc.                                                  155,500          2,121,020
*# Shuffle Master, Inc.                                                 184,970          6,190,946
 * Siebert Financial Corp.                                               42,300            177,237
   Sierra Bancorp                                                         3,900             59,280
 * Sifco Industries, Inc.                                                45,775            187,678
 * Sight Resource Corp.                                                   7,100                320
*# Sigma Designs, Inc.                                                  173,500          1,158,980
 * Sigmatron International, Inc.                                         18,200            221,130
   Silgan Holdings, Inc.                                                  3,900            163,566
*# Silicon Graphics, Inc.                                               155,800            294,462
 * Silicon Image, Inc.                                                  167,100          1,988,490
 * Simclar, Inc.                                                         23,400             69,498
   Simmons First National Corp. Class A                                  73,887          1,779,938
 * SimpleTech, Inc.                                                     242,966            913,552
 * Sipex Corp.                                                          175,286          1,130,595
 * Sirenza Microdevices, Inc.                                           164,961            661,494
*# Sirna Therapeutics, Inc.                                             138,812            435,870
 * Sitel Corp.                                                          232,000            726,160
 * Skechers U.S.A., Inc. Class A                                         99,300          1,141,950
   Skyline Corp.                                                         34,800          1,392,696
 * SL Industries, Inc.                                                   91,885            992,358
 * SM&A                                                                 106,688            864,173
 * Smart & Final Food, Inc.                                             112,200          1,743,588
 * SmartDisk Corp.                                                       15,300              2,754
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                52,300            336,812
*# Smith Micro Software, Inc.                                           121,400            252,512
 * Smithway Motor Xpress Corp. Class A                                   35,000             86,450
 * Sola International, Inc.                                             185,900          3,604,601
 * Somera Communications, Inc.                                           83,100            116,340
   Sonesta International Hotels Corp.
     Class A                                                                400              2,144
*# Sonic Foundry, Inc.                                                   95,300            149,621
 * Sonic Innovations, Inc.                                              108,725          1,114,431
 * Sonic Solutions                                                      114,750          2,438,438
 * SonicWALL, Inc.                                                      239,176          1,903,841
 * SonoSite, Inc.                                                        77,778          1,659,005
*# Sonus Pharmaceuticals, Inc.                                          101,800            478,460
 * Sorrento Networks Corp.                                               55,500            162,615
   Sound Federal Bancorp, Inc.                                           54,752            709,038
 * Source Information Management, Inc.                                  122,300          1,284,150
*# Source Media, Inc.                                                   154,600              1,237
 * Sourcecorp, Inc.                                                      84,676    $     2,174,480
   South Jersey Industries, Inc.                                         61,282          2,573,231
 * Southern Energy Homes, Inc.                                          120,525            495,960
   Southside Banchares, Inc.                                                105              1,911
 * Southwall Technologies, Inc.                                          79,100             35,595
   Southwest Bancorp, Inc.                                               70,200          1,201,824
   Southwest Water Co.                                                  109,337          1,327,351
 * Southwestern Energy Co.                                               48,100          1,229,436
*# Spacehab, Inc.                                                        94,200            387,162
   Span-American Medical System, Inc.                                    37,400            440,946
 * Spanish Broadcasting System, Inc.                                    107,593          1,038,272
 * SPAR Group, Inc.                                                       1,000              1,330
   Spartan Motors, Inc.                                                  92,900          1,076,711
 * Spartan Stores, Inc.                                                  80,759            350,575
   Spartech Corp.                                                         4,200             96,096
 * Sparton Corp.                                                         80,313            672,220
 * Specialty Laboratories, Inc.                                         119,700          1,079,694
   SpectraLink Corp.                                                    163,500          2,459,040
 * Spectranetics Corp.                                                  226,102          1,354,351
 * Spectrum Control, Inc.                                               118,900            973,791
 * SpectRx, Inc.                                                         58,600            111,340
 * Spescom Software, Inc.                                                10,973              5,925
 * Spherion Corp.                                                       315,993          2,919,775
 * Spherix, Inc.                                                        103,300            618,767
 * Spiegel, Inc. Class A Non-Voting                                         100                  6
 * Spire Corp.                                                          103,642            508,882
 * Sport Chalet, Inc.                                                    56,500            706,250
 * Sport Supply Group, Inc.                                              63,100             74,143
 * Sport-Haley, Inc.                                                     32,100            171,414
 * Sports Club Co., Inc.                                                142,200            227,520
 * SportsLine.Com, Inc.                                                  43,500             43,500
 * Sportsman's Guide, Inc.                                               42,900            826,254
 * SPSS, Inc.                                                            90,385          1,504,910
 * SR Telecom, Inc.                                                         162                554
 * SRI/Surgical Express, Inc.                                            34,000            234,940
 * SRS Labs, Inc.                                                       120,600            561,996
   SS&C Technologies, Inc.                                               98,896          2,273,619
 * SSE Telecom, Inc.                                                      5,600                 98
 * Staar Surgical Co.                                                   134,775          1,018,899
 * Stamps.com, Inc.                                                     112,898          1,491,383
*# Standard Automotive Corp.                                             22,100                  2
   Standard Commercial Corp.                                            104,808          1,728,284
 * Standard Management Corp.                                             69,015            238,102
 * Standard Microsystems Corp.                                          118,800          2,930,796
   Standard Motor Products, Inc.
     Class A                                                             75,300          1,054,200
   Standard Register Co.                                                123,500          1,505,465
   Standex International Corp.                                           64,800          1,679,616
   Stanley Furniture, Inc.                                               70,900          2,933,133
   Star Buffet, Inc.                                                     16,400            106,108
*# Star Scientific, Inc.                                                 49,195            151,521
 * Star Struck, Ltd.                                                        500                450
 * Starbiz Restrictive Shares                                                 2                  0
 * Starcraft Corp.                                                       18,191            198,646
   Starrett (L.S.) Co. Class A                                           35,900            564,707
   StarTek, Inc.                                                         75,900          2,532,024
   State Financial Services Corp.
     Class A                                                             77,532          2,203,459
 * Steak n Shake Co.                                                    144,500          2,541,755
   Steel Technologies, Inc.                                              86,700          1,851,045
 * SteelCloud Co.                                                        75,500            187,240

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Stein Mart, Inc.                                                     190,467    $     2,750,343
 * Steinway Musical Instruments, Inc.                                    79,000          2,686,000
 * Stellent, Inc.                                                       116,207            926,170
 * Stemcells, Inc.                                                       17,500             23,975
   Stepan Co.                                                            35,200            853,600
   Stephan Co.                                                           33,500            152,760
   Sterling Bancorp                                                     249,309          7,015,555
   Sterling Bancshares                                                  236,905          3,110,563
   Sterling Financial Corp.                                               2,031             51,161
 * Sterling Financial Corp.                                             171,751          5,478,882
   Stewart & Stevenson Services, Inc.                                   151,911          2,574,891
 * Stewart Enterprises, Inc.                                            171,663          1,290,906
   Stewart Information Services Corp.                                    44,500          1,519,675
 * Stifel Financial Corp.                                                35,971            902,872
 * Stonepath Group, Inc.                                                207,000            521,640
 * Stoneridge, Inc.                                                     170,700          2,673,162
 * StorageNetworks, Inc. Escrow
     Shares                                                              56,400              1,528
 * Stratasys, Inc.                                                       56,850          1,476,395
 * Strategic Diagnostics, Inc.                                          161,000            653,660
   Strategic Distribution, Inc.                                          27,770            360,732
 * Stratesec, Inc.                                                        6,400                 51
 * Stratex Networks, Inc.                                               441,775          1,294,401
 * Stratos International, Inc.                                           44,477            253,074
 * Strattec Security Corp.                                               40,900          2,382,834
 * Stratus Properties, Inc.                                              53,750            671,875
   Stride Rite Corp.                                                    206,000          2,173,300
   Sturm Ruger & Co., Inc.                                              142,600          1,689,810
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                      127,500                  0
   Suffolk Bancorp                                                       68,400          2,172,384
 * Summa Industries, Inc.                                                31,800            304,008
   Summit Bancshares, Inc.                                               32,900            929,425
   Summit Bank Corp.                                                      8,400            141,120
 * SumTotal Systems, Inc.                                                36,783            237,250
 * Sun Bancorp, Inc.                                                    157,954          3,517,636
   Sun Hydraulics, Inc.                                                  12,600            155,862
 * Sunair Electronics, Inc.                                              33,700            193,438
 * Sundance Homes, Inc.                                                  50,000                275
 * SunLink Health Systems, Inc.                                          33,465            174,018
*# Sunrise Senior Living, Inc.                                           60,200          2,169,608
   Sunrise Telecom, Inc.                                                255,000            678,300
 * Suntron Corp.                                                         36,507            282,199
 * Superconductor Technologies, Inc.                                    288,470            331,741
*# Supergen, Inc.                                                       202,028          1,529,352
 * Superior Consultant Holdings Corp.                                    92,000            574,080
   Superior Uniform Group, Inc.                                          86,600          1,428,900
 * Supertex, Inc.                                                        94,300          1,477,681
 * SupportSoft, Inc.                                                    221,852          2,178,587
   Supreme Industries, Inc.                                              92,283            622,910
*# SureBeam Corp.                                                        22,685                204
   SureWest Communications                                               35,965          1,153,398
*# SurModics, Inc.                                                       92,594          2,064,846
 * Swift Energy Corp.                                                   146,400          2,957,280
 * Swisher International, Inc.                                            8,500              9,350
*# Switchboard, Inc.                                                     95,360            737,133
   SWS Group, Inc.                                                       63,549          1,024,410
 * Sykes Enterprises, Inc.                                              200,849          1,257,315
 * Sylvan, Inc.                                                          63,500            765,175
 * Symmetricom, Inc.                                                    378,352          2,988,981
 * Syms Corp.                                                           143,200          1,165,648
 * Synalloy Corp.                                                        87,058    $       811,381
 * Synaptics, Inc.                                                      131,231          2,515,698
 * Synovis Life Technologies, Inc.                                       88,200            793,800
 * Synplicity, Inc.                                                      44,771            261,910
 * Synthetech, Inc.                                                     130,800            166,116
*# Syntroleum Corp.                                                     207,498          1,307,237
   Sypris Solutions, Inc.                                                83,935          1,594,765
 * Systemax, Inc.                                                       125,300            776,860
 * T-3 Energy Services, Inc.                                              9,270             60,950
*# Tag-It Pacific, Inc.                                                  68,300            326,474
 * Taitron Components, Inc.                                              15,500             40,145
*# TALK America Holdings, Inc.                                          137,357          1,292,529
   TALX Corp.                                                            71,812          1,666,038
   Tandy Brand Accessories, Inc.                                         56,777            763,083
 * Tarantella, Inc.                                                      18,840             30,427
 * Tarrant Apparel Group                                                120,100            226,989
   Tasty Baking Co.                                                      80,500            759,115
   TB Woods Corp.                                                        26,200            200,430
 * TBA Entertainment Corp.                                               80,100             52,866
 * TBC Corp.                                                            180,300          4,577,817
 * TEAM America, Inc.                                                    10,400                  1
 * Team, Inc.                                                            55,200            866,640
 * TeamStaff, Inc.                                                       16,600             37,848
   Tech/Ops Sevcon, Inc.                                                 60,800            353,856
   Teche Holding Co.                                                      2,700             96,188
 * Technical Communications Corp.                                         7,300             31,025
   Technology Research Corp.                                             44,600            467,854
 * Technology Solutions Corp.                                            76,500             82,620
 * TechTeam Global, Inc.                                                 90,100            692,058
*# Tegal Corp.                                                           41,000             68,060
*# TeleCommunication Systems, Inc.                                      126,350            640,595
 * Teledyne Technologies Inc.                                           166,000          3,057,720
 * Teletech Holdings, Inc.                                              215,920          1,623,718
 * Telular Corp.                                                        106,075          1,178,387
 * TenFold Corp.                                                          1,700              2,975
   Tennant Co.                                                           47,700          1,812,600
 * Tenneco Automotive, Inc.                                             217,700          2,780,029
 * Terayon Communication Systems, Inc.                                  361,401            993,853
 * Terra Industries, Inc.                                               411,300          1,904,319
 * Tessco Technologies, Inc.                                             53,900            956,186
 * Tetra Technologies, Inc.                                             193,200          4,600,092
   Texas Industries, Inc.                                                57,400          2,115,190
   Texas United Bancshares, Inc.                                            481              8,466
   TF Financial Corp.                                                    13,900            413,317
 * Thackeray Corp.                                                       69,700             94,095
 * The Banc Corp.                                                        49,508            338,635
 * The Dress Barn, Inc.                                                 154,169          2,699,499
 * The Geo Group, Inc.                                                   92,800          1,795,680
 * The Hallwood Group, Inc.                                               2,653            124,293
   The Marcus Corp.                                                     102,000          1,652,400
 * The Rowe Companies                                                   120,268            547,219
 * Theragenics Corp.                                                    157,400            672,098
 * Therma-Wave, Inc.                                                    133,450            527,128
 * Thermwood Corp.                                                          920                750
 * TheStreet.com, Inc.                                                  227,700            856,152
 * Third Wave Technologies                                              209,795          1,017,506
 * Thomas Group, Inc.                                                    35,100             52,650
   Thomas Industries, Inc.                                               54,000          1,837,080
*# THQ, Inc.                                                              3,400             71,706
 * Three-Five Systems, Inc.                                             113,000            605,680
 * Tickets.com, Inc.                                                        700                333

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Tier Technologies, Inc. Class B                                      100,000    $     1,088,000
   TierOne Corp.                                                         33,791            704,880
 * TII Network Technologies, Inc.                                        57,160             80,024
   Timberland Bancorp, Inc.                                              36,300            805,860
 * Timco Aviation Services, Inc.                                          8,568              3,427
 * Time Warner Telecom, Inc.                                                 93                396
 * Tipperary Corp.                                                       76,000            248,520
   Titan International, Inc.                                             53,350            568,178
 * Titan Pharmaceuticals, Inc.                                          153,800            507,540
 * Titanium Metals Corp.                                                 16,190          1,461,148
 * TiVo, Inc.                                                            10,083             76,732
 * TL Administration Corp.                                                  600                 18
 * TLC Vision Corp.                                                     139,365          1,448,002
   Todd Shipyards Corp.                                                  44,600            784,960
 * Todhunter International, Inc.                                         48,800            683,200
 * Tofutti Brands, Inc.                                                   4,000             12,800
 * Tollgrade Communications, Inc.                                        71,995            795,545
   Tompkins County Trustco, Inc.                                            473             21,257
 * Too, Inc.                                                            115,300          1,940,499
   Topps, Inc.                                                          214,969          1,863,781
 * Torch Offshore, Inc.                                                  90,900            239,976
 * Toreador Resources Corp.                                              41,700            219,342
 * Total Entertainment Restaurant Corp.                                  43,363            566,711
*# Tower Automotive, Inc.                                               300,800          1,115,968
   Track Data Corp.                                                       5,600              5,600
 * Tradestation Group, Inc.                                             215,700          1,468,917
 # Traffix, Inc.                                                        152,900          1,061,126
 * Trailer Bridge, Inc.                                                  42,500            235,875
 * Trammell Crow Co.                                                    192,900          2,451,759
 * Trans World Entertainment Corp.                                      189,800          1,894,204
 * Transact Technologies, Inc.                                           82,200          2,648,484
 * Transaction Systems Architects, Inc.                                  34,900            658,563
 * TransAxis, Inc.                                                          440                 31
 * Transcat, Inc.                                                        42,500            134,258
 * Transgenomic, Inc.                                                    25,800             39,990
 * Transkaryotic Therapies, Inc.                                        183,237          2,642,278
   Trans-Lux Corp.                                                        7,545             52,438
 * Transmeta Corp.                                                       19,484             42,475
 * Transmontaigne Oil Co.                                               148,160            862,291
 * Transport Corp. of America                                            15,900            114,480
 * Transport Industries, Inc.                                             9,700             15,617
 * Transpro, Inc.                                                        63,000            373,275
 * Transtechnology Corp.                                                 94,300            650,670
 * TransTexas Gas Corp. Class A                                             395                  8
*# Transwitch Corp.                                                      52,000             80,080
 * Travis Boats & Motors, Inc.                                           18,900             14,912
 * TRC Companies, Inc.                                                   80,250          1,324,928
   Tredegar Industries, Inc.                                             76,450          1,104,703
*# Trenwick Group, Ltd.                                                  12,662                114
*# Trestle Holdings Inc.                                                  3,440              8,600
 * Trex Co., Inc.                                                        78,000          2,833,740
   Triarc Companies, Inc. Class A                                       103,700          1,125,145
   Trico Bancshares                                                      79,100          1,444,366
*# Trico Marine Services, Inc.                                          172,700             39,721
 * Trident Microsystems, Inc.                                           210,300          3,217,590
 * Trimedyne, Inc.                                                       31,500             28,350
 * Trimeris, Inc.                                                        95,855          1,405,234
 * TriPath Imaging, Inc.                                                254,653          2,337,715
 * Tripath Technology, Inc.                                              68,600            258,622
 * Tripos, Inc.                                                          47,600            266,084
 * Triquint Semiconductor, Inc.                                          53,666            299,456
 * Triton PCS Holdings, Inc.                                            322,300    $     1,521,256
 * Triumph Group                                                         82,900          2,637,049
 * TriZetto Group, Inc.                                                 246,895          1,612,224
 * TRM Corp.                                                             59,300            822,491
*# Tropical Sportswear International
     Corp.                                                               24,160             53,152
 * Trover Solutions, Inc.                                               105,300            716,040
 * Troy Group, Inc.                                                      14,400             47,232
 * Trump Hotels & Casino Resorts, Inc.                                  144,100            283,877
   TSR, Inc.                                                            100,900            675,021
 * TTM Technologies, Inc.                                               211,141          2,407,007
 * Tufco Technologies, Inc.                                               1,300             11,037
 * Tumbleweed Communications Corp.                                      221,087          1,101,013
*# TurboChef Technologies, Inc.                                         143,900            568,405
 * Turnstone Systems, Inc.                                                   41                  6
 * Tut Systems, Inc.                                                    105,450            325,841
 * Tweeter Home Entertainment Group,
     Inc.                                                               128,025            852,647
   Twin Disc, Inc.                                                       41,100            904,200
 * Tyler Technologies, Inc.                                             388,250          3,455,425
 * U.S. Concrete, Inc.                                                   86,600            604,468
*# U.S. Diagnostic, Inc.                                                 26,100                  3
 * U.S. Physical Therapy, Inc.                                           65,873            814,190
 * U.S. Xpress Enterprises, Inc. Class A                                100,900          1,306,655
 * UbiquiTel, Inc.                                                       92,500            391,275
 * UFP Technologies, Inc.                                                11,800             38,350
   UIL Holdings Corp.                                                    31,211          1,385,768
 * Ulticom, Inc.                                                        219,250          2,060,950
*# Ultimate Electronics, Inc.                                            76,700            274,586
 * Ultimate Software Group, Inc.                                        107,800          1,385,230
 * Ultradata Systems, Inc.                                               13,600             22,440
 * Ultralife Batteries, Inc.                                            101,400          2,024,958
 * Ultratech Stepper, Inc.                                              124,702          1,900,458
   Umpqua Holdings Corp.                                                149,811          2,849,405
 * Unico American Corp.                                                 114,100            672,163
 * Unifi, Inc.                                                          267,900            624,207
   Unifirst Corp.                                                        87,300          2,269,800
 * Uni-Marts, Inc.                                                       64,600            141,474
   Union Bankshares Corp.                                                 2,557             76,582
   Union Community Bancorp                                                3,000             53,535
 * Uniroyal Technology Corp.                                             60,000                 60
   United Capital Corp.                                                  90,008          1,681,349
   United Community Financial Corp.                                      90,235          1,092,746
   United Financial Corp.                                                 2,640             65,472
 * United Financial Mortgage Corp.                                       11,600             60,320
   United Fire & Casualty Co.                                            11,300            625,455
   United Guardian, Inc.                                                 36,820            234,175
   United Industrial Corp.                                              124,900          2,622,900
 * United PanAm Financial Corp.                                             600              8,700
 * United Retail Group, Inc.                                            118,000            324,500
 * United Road Services, Inc.                                               710                 82
 # United Security Bancshares                                             6,500            144,950
 * United Therapeutics Corp.                                            113,269          2,679,945
   Unitil Corp.                                                          39,500          1,030,950
   Unity Bancorp, Inc.                                                   15,225            197,925
 * Universal Access Global Holdings,
     Inc.                                                                 7,055              7,690
 * Universal American Financial Corp.                                   283,233          3,101,401
 * Universal Display Corp.                                              145,908          1,675,024
 * Universal Electronics, Inc.                                           97,200          1,432,728
   Universal Forest Products, Inc.                                       94,467          2,735,764

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Universal Stainless & Alloy Products,
     Inc.                                                                55,300    $       598,954
   Unizan Financial Corp.                                               100,034          2,578,877
 * Unova, Inc.                                                            1,000             17,350
 * UQM Technologies, Inc.                                               172,400            517,200
 * Urologix, Inc.                                                        97,600          1,371,280
*# US Airways Group, Inc.                                                 3,500              9,135
*# US Energy Corp.                                                       71,870            168,176
*# US LEC Corp.                                                         242,800            939,636
 * USA Truck, Inc.                                                       53,200            617,652
*# USAir Group, Inc.                                                    143,600             11,703
*# USANA, Inc.                                                          102,250          2,846,640
   USB Holding Co., Inc.                                                  1,617             35,606
*# USDATA Corp.                                                          24,040                962
   Usec, Inc.                                                            13,900            108,837
 * Utah Medical, Inc.                                                    56,700          1,468,814
*# V.I. Technologies, Inc.                                               30,400             31,920
*# VA Software Corp.                                                    317,236            748,677
 * Vail Resorts, Inc.                                                   145,815          2,179,934
*# Valence Technology, Inc.                                              67,400            263,534
 * Valley National Gases, Inc.                                           10,200            101,490
   Valmont Industries, Inc.                                             119,420          2,483,936
 * Valpey Fisher Corp.                                                   35,700            119,238
 * ValueClick, Inc.                                                      36,500            399,310
 * Valuevision Media, Inc. Class A                                      190,440          2,285,280
 * Vans, Inc.                                                            93,100          1,900,171
 * Variflex, Inc.                                                        48,100            322,270
 * Vascular Solutions, Inc.                                              73,400            792,720
 * Vastera, Inc.                                                        264,472            912,428
 * Vaxgen, Inc.                                                         129,700          2,058,339
   Vector Group, Ltd.                                                   103,270          1,641,993
 * Venture Catalyst, Inc.                                                31,700             14,265
 * Verilink Corp.                                                       125,900            566,550
 * Veritas DGC, Inc.                                                    125,500          2,402,070
 * Verity, Inc.                                                         196,800          2,735,520
 * Vermont Pure Holdings, Ltd.                                           20,600             62,418
 * Versant Corp.                                                         20,900             42,636
 * Versar, Inc.                                                          54,200            278,588
 * Verso Technologies, Inc.                                             141,566            224,382
 * Verticalbuyer Inc.                                                    15,785                118
   Vesta Insurance Group, Inc.                                          188,900          1,123,955
 * Vestin Group, Inc.                                                       300                750
 * Vialta, Inc.                                                           3,221              1,224
 * Viasat, Inc.                                                          99,785          2,299,046
 * Vical, Inc.                                                           88,767            489,106
 * Vicon Industries, Inc.                                                44,450            234,252
 * Vicor Corp.                                                          160,558          2,231,756
 # Video Display Corp.                                                   48,440            896,140
*# Viewpoint Corp.                                                       52,100            144,312
 * Vignette Corp.                                                        86,378            142,524
 * Viisage Technology, Inc.                                             135,530          1,329,549
 * Virage Logic Corp.                                                   110,800            834,324
 * Virbac Corp.                                                          29,500             88,500
   Virco Manufacturing Corp.                                            155,131          1,062,647
 * Virginia Commerce Bancorp, Inc.                                          200              5,690
 * Virologic, Inc.                                                      241,600            676,480
*# ViroPharma, Inc.                                                     137,787            253,528
 * Vision Sciences, Inc.                                                 23,250             97,185
 * Vista Medical Technologies, Inc.                                      23,750             35,150
 * Visual Networks, Inc.                                                 64,100            206,402
 * Vital Images, Inc.                                                    29,002            281,899
   Vital Signs, Inc.                                                     91,700    $     2,475,900
 * VitalWorks, Inc.                                                     315,800          1,073,720
*# Vitech America, Inc.                                                  99,280                447
 * Vitria Technology, Inc.                                              135,909            385,982
 * Vivus, Inc.                                                          267,900          1,101,069
 * Vl Dissolution Corp                                                   12,426              7,735
 * Vodavi Technology, Inc.                                               26,400            125,664
 * Volt Information Sciences, Inc.                                      127,204          3,269,143
   Vulcan International Corp.                                             8,251            358,093
 * Vyyo, Inc.                                                            68,000            499,120
 * W-H Energy Services, Inc.                                            185,300          3,424,344
 * Wabash National Corp.                                                 87,640          2,304,932
   Wabtec Corp.                                                          30,400            501,296
   Wainwright Bank & Trust Co.                                              266              3,384
   Walter Industries, Inc.                                              222,300          2,829,879
   Warwick Community Bancorp, Inc.                                       20,600            632,420
   Washington Banking Co.                                                14,041            226,060
   Washington Savings Bank FSB                                           43,368            450,594
   Washington Trust Bancorp, Inc.                                        58,981          1,483,372
   Waste Industries USA, Inc.                                            67,900            767,270
 * WatchGuard Technologoes, Inc.                                        177,084          1,152,817
 * Water Pik Technologies, Inc.                                          30,700            512,383
 * Waterlink, Inc.                                                      164,700                140
   Waters Instruments, Inc.                                                 750              6,008
   Watsco, Inc. Class A                                                 102,600          2,685,042
   Watts Water Technologies, Inc.                                        65,900          1,599,393
   Wausau-Mosinee Paper Corp.                                             3,800             57,798
 * Waxman Industries, Inc. Class B                                          975              6,435
   Waypoint Financial Corp.                                                  36                986
   WD-40 Co.                                                             90,404          2,753,706
 * Webco Industries, Inc.                                                37,500            183,938
 * webMethods, Inc.                                                     278,000          2,424,160
 * Websense, Inc.                                                        75,500          2,444,690
 * Weider Nutrition International, Inc.                                  70,700            328,048
   Wellco Enterprises, Inc.                                              10,600            202,460
   Wellman, Inc.                                                        250,200          1,989,090
 * Wells-Gardner Electronics Corp.                                       50,473            236,718
   Wesbanco, Inc.                                                       104,273          2,871,678
 * WESCO International, Inc.                                                 50                829
   West Coast Bancorp                                                   104,787          2,306,362
 * West Marine, Inc.                                                    133,800          3,513,588
   West Pharmaceutical Services, Inc.                                    77,700          2,953,377
 * Westaff, Inc.                                                        142,650            370,890
   Westbank Corp.                                                        10,363            195,135
 * Westcoast Hospitality Corp.                                          118,800            685,476
 * Westell Technologies, Inc.                                           274,027          1,507,149
   Western Ohio Financial Corp.                                           9,300            308,295
 * Western Power & Equipment Corp.                                       18,448              6,734
 * Western Sierra Bancorp                                                 1,732             50,574
 * Western Water Co.                                                        100                  9
 * Westmoreland Coal Co.                                                  2,400             51,504
   Westwood Holdings Group, Inc.                                          6,037            104,863
 * Wet Seal, Inc. Class A                                               133,030            775,565
   Weyco Group, Inc.                                                      3,300            110,286
 * White Electronics Designs Corp.                                      154,256            985,696
 * Whitehall Jewelers, Inc.                                             153,200          1,227,132
*# WHX Corp.                                                             34,433             55,781
 * Wickes, Inc.                                                          37,100              4,638
 * Wild Oats Markets, Inc.                                              157,395          2,132,702
 * Williams Industries, Inc.                                              5,800             20,387
 * Willis Lease Finance Corp.                                            67,300            555,225

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Willow Grove Bancorp, Inc.                                            54,509    $       829,082
 * Wilshire Financial Services Group,
     Inc.                                                                 1,002              9,008
 * Wilshire Oil Co. of Texas                                            130,375            653,179
 * Wilsons The Leather Experts, Inc.                                    103,661            347,264
 * Wind River Systems, Inc.                                             105,042          1,080,882
 * Winmark Corp.                                                         51,900          1,323,450
 * Wireless Facilities, Inc.                                             54,900            520,452
   Wireless Telecom Group, Inc.                                         192,400            574,314
 * Wireless WebConnect!, Inc.                                            80,807                222
 * Wiser Oil Co.                                                         84,000            887,880
 * Witness Systems, Inc.                                                171,300          2,468,433
 * WJ Communications, Inc.                                              175,900            562,880
 * WMS Industries, Inc.                                                  89,600          2,750,720
 * Wolverine Tube, Inc.                                                  97,900          1,114,102
*# Women First HealthCare, Inc.                                           4,500                101
   Woodhead Industries, Inc.                                            172,950          2,604,627
   Woodward Governor Co.                                                 34,859          2,316,381
 * World Acceptance Corp.                                               177,000          3,166,530
   World Fuel Services Corp.                                             92,300          4,067,661
*# WorldGate Communications, Inc.                                        24,000             49,680
 * Worldwide Restaurant Concepts, Inc.                                  245,424            819,716
   WSFS Financial Corp.                                                  12,200            583,404
   X-Rite, Inc.                                                         173,100          2,316,078
 * Xanser Corp.                                                         303,000            766,590
 * Xeta Corp.                                                            85,400            435,455
 * Xicor, Inc.                                                          209,650          3,155,233
   Yardville National Bancorp                                            75,767          1,905,540
 * Young Broadcasting, Inc. Class A                                      89,200          1,277,344
 * Zapata Corp.                                                          13,360            908,480
 * Zevex International, Inc.                                             26,500             90,630
 * Zhone Technologies, Inc.                                              11,300             37,064
   Ziegler Co., Inc.                                                      4,200             67,200
 * Zila, Inc.                                                           238,728          1,215,126
*# Zix Corp.                                                            159,924          1,429,721
 * Zoll Medical Corp.                                                    47,500          1,467,750
*# Zoltek Companies, Inc.                                               130,900            952,952
 * Zomax, Inc.                                                          161,692            616,047
 * Zones, Inc.                                                          147,800            399,060
 * Zoran Corp.                                                           22,819            400,930
 * Zygo Corp.                                                            92,901            984,751
 * Zymetx, Inc.                                                          35,300              1,853
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,022,287,707)                                                              2,705,719,464
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                             205                  0
 * American Banknote Corp.
     Warrants Series 2 10/10/07                                             205                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                 0                  0
*# Angeion Corp. Warrants 10/31/07                                        1,294                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                               159              1,216
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                      546              2,577
 * Danielson Holding Corp. Rights
     06/09/04                                                           102,553                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                    4,265              2,559
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    1,010    $             0
 * Imperial Sugar Co. Warrants
     08/29/08                                                             2,543              5,137
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             1,813                381
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                             5,601              1,288
 * Magnum Hunter Resources Warrants
     03/21/05                                                            42,340             25,404
*# OSI Pharmaceutical, Inc. Rights                                        4,500              1,733
 * PMR Corp. Contingent Value Rights
     08/05/04                                                            61,200                 61
*# Timco Aviation Services Warrants
     02/27/07                                                            17,520                  2
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,197)                                                                            40,358
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                      (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                                $             9                  0
 * Timco Aviation Services, Inc.                                              1                  0
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (6.2%)
  Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $25,505,000 FHLB Notes 3.375%,
     06/15/04, valued at $25,920,732 and by $11,477,000
     FHLB Notes 1.625%, 06/15/05, valued at $11,520,613)
     to be repurchased at $36,890,647 (Cost $36,887,000)                 36,887         36,887,000
  Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04 (Collateralized by
     $130,954,000 U.S. Treasury Obligations rates ranging
     from 1.625% to 3.875%, maturities ranging from
     01/31/05 to 05/15/09, valued at $146,258,675) to be
     repurchased at $141,697,542 (Cost $141,682,429)^                   141,682        141,682,429
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $178,569,429)                                                                  178,569,429
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,200,867,333)++                                                          $ 2,884,329,251
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $2,202,391,098.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
  Abbey National P.L.C.                                                 841,876    $     6,930,244
  Aggregate Industries P.L.C.                                         1,926,365          2,976,832
  Alliance & Leicester P.L.C.                                           348,000          5,264,654
  Allied Domecq P.L.C.                                                  621,994          5,172,552
  Amvescap P.L.C.                                                       225,900          1,515,531
  Arriva P.L.C.                                                         231,050          1,651,789
  Associated British Foods P.L.C.                                       990,462         11,631,581
  Associated British Ports Holdings
    P.L.C.                                                              378,800          3,037,599
  Aviva P.L.C.                                                        2,582,930         25,216,998
* AWG P.L.C.                                                             76,018            855,780
  BAA P.L.C.                                                          1,576,251         15,724,547
  BAE Systems P.L.C.                                                  2,599,132          9,806,062
  Barratt Developments P.L.C.                                           338,959          3,566,453
  BBA Group P.L.C.                                                      679,855          3,165,960
  Bellway P.L.C.                                                         38,000            526,004
  Berkeley Group P.L.C.                                                 228,802          3,866,438
  BG Group P.L.C.                                                     1,408,548          8,581,102
  BOC Group P.L.C.                                                       82,135          1,341,431
  Bovis Homes Group P.L.C.                                              132,000          1,237,365
  BPB P.L.C.                                                            458,500          3,269,374
  Bradford & Bingley P.L.C.                                              80,259            408,850
  Brambles Industries P.L.C.                                            272,000          1,056,902
  Britannic P.L.C.                                                      278,864          1,761,482
* British Airways P.L.C.                                              1,839,331          8,547,965
  British Land Co. P.L.C.                                               857,882         10,539,837
  British Vita P.L.C.                                                   286,388          1,352,407
  Brixton P.L.C.                                                        359,333          1,911,806
* Cable and Wireless P.L.C.                                           3,512,914          7,943,057
* Canary Wharf Group P.L.C.                                             847,200          4,598,296
  Carnival P.L.C.                                                       156,448          7,021,173
* Colt Telecom Group P.L.C.                                           2,561,000          3,945,288
* Corus Group P.L.C.                                                  6,312,988          3,913,405
  Derwent Valley Holdings P.L.C.                                         49,351            756,218
  DeVere Group P.L.C.                                                    85,228            688,195
* Dimension Data Holdings P.L.C.                                      1,006,000            564,232
  Dixons Group P.L.C.                                                   333,402            931,182
* Duelguide Units P.L.C.                                                 36,010            355,069
* Easyjet P.L.C.                                                        294,025          1,073,156
  FKI P.L.C.                                                            856,795          1,741,838
  Friends Provident P.L.C.                                            2,272,618          5,760,483
  Galen Holdings P.L.C.                                                 319,000          4,237,385
  Great Portland Estates P.L.C.                                         299,155          1,440,093
  Great Universal Stores P.L.C.                                         258,182          3,843,651
  Greene King P.L.C.                                                    105,263          1,757,735
  Hammerson P.L.C.                                                      468,800          5,815,111
  Hanson P.L.C.                                                         963,671          7,358,895
  HBOS P.L.C.                                                            14,538            190,478
* HHG P.L.C.                                                            842,619            664,307
  Hilton Group P.L.C.                                                 2,619,960         12,744,959
  IMI P.L.C.                                                             24,000            161,845
  Intercontinental Hotels Group P.L.C.                                  968,773          9,286,691
* International Power P.L.C.                                          1,898,700          5,056,603
  ITV P.L.C.                                                          1,551,881          3,378,787
  Johnson Matthey P.L.C.                                                 43,250    $       702,953
  Kelda Group P.L.C.                                                    161,510          1,456,483
  Kesa Electricals P.L.C.                                                 9,781             50,996
# Kingfisher P.L.C.                                                     651,215          3,413,664
  Land Securities Group P.L.C.                                           78,654          1,686,004
  Liberty International P.L.C.                                          469,345          6,367,535
  Logicacmg P.L.C.                                                      586,400          2,012,631
  London Merchant Securities P.L.C.                                     358,862          1,139,502
  Marks & Spencer Group P.L.C.                                        1,197,239          7,890,393
  Mersey Docks & Harbour Co. P.L.C.                                     115,042          1,455,763
  MFI Furniture Group P.L.C.                                             66,600            182,435
  Millennium and Copthorne Hotels
    P.L.C.                                                              489,930          2,843,510
  Mitchells & Butlers P.L.C.                                            630,549          2,997,502
* MM02 P.L.C.                                                         8,760,348         15,678,806
  Morrison (Wm.) Supermarkets P.L.C.                                  1,582,672          6,627,064
  Novar P.L.C.                                                          571,338          1,309,149
  Pearson P.L.C.                                                        246,039          2,994,860
  Peninsular & Oriental Steam
    Navigation P.L.C.                                                 1,086,433          4,270,957
  Pennon Group P.L.C.                                                    56,524            763,276
  Persimmon P.L.C.                                                      271,811          2,994,022
  Pilkington P.L.C.                                                   2,184,617          3,621,628
  Pillar Property P.L.C.                                                159,913          1,641,266
* Premier Oil P.L.C.                                                    119,812          1,165,426
  Quintain Estates & Development
    P.L.C.                                                              100,000            729,199
  Rio Tinto P.L.C.                                                       83,136          2,000,590
  RMC Group P.L.C.                                                      401,000          4,035,580
  Rolls Royce Group P.L.C.                                            2,686,097         11,122,171
* Rolls Royce Group P.L.C.                                          134,304,850            246,241
  Royal & Sun Alliance Insurance
    Group P.L.C.                                                      5,018,810          7,450,701
  Royal Bank of Scotland Group P.L.C.                                   212,693          6,428,725
  Sabmiller P.L.C.                                                      192,609          2,327,665
# Sainsbury (J.) P.L.C.                                               2,864,609         14,300,152
  Scottish & Newcastle P.L.C.                                           959,905          7,508,053
  Scottish Power P.L.C.                                                 915,215          6,635,236
  Severn Trent P.L.C.                                                   210,597          3,118,962
* Shire Pharmaceuticals Group P.L.C.                                    683,427          6,208,647
  Singer & Friedlander Group P.L.C.                                     253,818          1,093,881
  Slough Estates P.L.C.                                                 706,900          5,564,664
  Smith (David S.) Holdings P.L.C.                                      547,941          1,567,369
  Smith (W.H.) P.L.C.                                                   299,537          1,965,244
  Somerfield P.L.C.                                                     738,068          1,939,982
  Stagecoach Holdings P.L.C.                                          1,557,000          2,341,002
  Stanley Leisure Organisation P.L.C.                                   186,760          1,606,028
  Tate & Lyle P.L.C.                                                    660,070          3,655,181
  Taylor Woodrow P.L.C.                                                 973,675          4,528,444
  Tesco P.L.C.                                                        1,560,816          7,123,961
  The Big Food Group P.L.C.                                             505,408            928,373
* Thus Group P.L.C.                                                   1,956,555            933,783
  Trinity Mirror P.L.C.                                                 495,640          5,638,934
  United Business Media P.L.C.                                          237,262          1,923,758
  United Utilities P.L.C.                                               265,595          2,642,143
  Vodafone Group P.L.C.                                              13,873,752         32,699,074

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Westbury P.L.C.                                                      162,025    $     1,272,549
   Whitbread P.L.C.                                                     511,290          7,496,474
   Wilson Bowden P.L.C.                                                 105,900          2,010,789
   Wimpey (George) P.L.C.                                               446,968          3,018,363
   Wolverhampton & Dudley Breweries
     P.L.C.                                                             107,366          1,616,965
   Woolworths Group P.L.C.                                            2,074,511          1,684,586
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $377,656,054)                                                                 474,774,971
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $35,295)                                                                         36,615
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $377,691,349)                                                                 474,811,586
                                                                                   ---------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
   Acom Co., Ltd.                                                        14,600            979,025
 # Aichi Steel Corp.                                                    120,000            493,526
   AIOI Insurance Co., Ltd.                                             928,735          4,040,680
   Aisin Seiki Co., Ltd.                                                182,500          3,383,738
   Akita Bank, Ltd.                                                     115,000            452,538
 # Alpine Electronics, Inc.                                              36,800            471,467
   Amada Co., Ltd.                                                      376,000          2,138,762
 # Anritsu Corp.                                                         67,000            419,610
   Aoyama Trading Co., Ltd.                                              47,700          1,108,318
   Asahi Breweries, Ltd.                                                173,000          1,823,313
   Asahi Kasei Corp.                                                    289,000          1,422,289
   Asatsu-Dk, Inc.                                                       32,500            840,095
   Autobacs Seven Co., Ltd.                                              23,700            669,145
   Awa Bank, Ltd.                                                       196,600          1,129,190
   Bank of Iwate, Ltd.                                                   15,300            677,599
 # Bank of Kyoto, Ltd.                                                  347,400          2,290,876
   Bank of Nagoya, Ltd.                                                 185,000            933,192
   Benesse Corp.                                                          6,500            197,550
   Canon Sales Co., Inc.                                                124,900          1,586,967
   Chiba Bank, Ltd.                                                     941,000          5,415,152
   Chudenko Corp.                                                        41,100            707,233
   Chugoku Bank, Ltd.                                                   238,800          2,413,869
   Citizen Watch Co., Ltd.                                              318,000          3,323,532
   Coca-Cola West Japan Co., Ltd.                                        58,400          1,409,917
   Comsys Holdings Corp.                                                 92,000            682,561
 # Cosmo Oil Co., Ltd.                                                  764,000          1,867,757
   Dai Nippon Ink & Chemicals, Inc.                                     459,000          1,042,492
   Dai Nippon Pharmaceutical Co., Ltd.                                  106,000            803,341
   Dai Nippon Printing Co., Ltd.                                        144,000          2,202,431
 # Daicel Chemical Industries, Ltd.                                     485,000          2,108,669
   Daido Steel Co., Ltd.                                                274,000            657,436
   Daihatsu Motor Co., Ltd.                                             258,000          1,517,061
   Daishi Bank, Ltd.                                                    355,000          1,219,314
   Daiwa House Industry Co., Ltd.                                       663,000          7,484,763
   Denso Corp.                                                           22,500            482,857
 # Ebara Corp.                                                          173,000            778,135
 # Ezaki Glico Co., Ltd.                                                174,600          1,241,437
   Fuji Electric Co., Ltd.                                              525,780          1,293,228
   Fuji Fire & Marine Insurance Co.,
     Ltd.                                                               297,000            692,913
   Fuji Heavy Industries                                                493,000          2,430,726
   Fuji Oil Co., Ltd.                                                    55,200            643,650
   Fuji Photo Film Co., Ltd.                                            355,000    $    10,551,760
   Fujikura, Ltd.                                                       241,000          1,153,558
   Fujitsu, Ltd.                                                        286,000          1,931,493
   Fukui Bank, Ltd.                                                     343,000          1,359,737
 # Fukuoka Bank, Ltd.                                                   400,000          2,071,477
 # Fukuyama Transporting Co., Ltd.                                      266,000          1,211,601
 * Furukawa Electric Co., Ltd.                                          380,000          1,411,648
   Futaba Corp.                                                          16,000            419,581
   Futaba Industrial Co., Ltd.                                           44,100            682,343
 # Glory, Ltd.                                                           46,800            662,790
   Gunma Bank, Ltd.                                                     323,000          1,486,093
   Gunze, Ltd.                                                          148,000            706,135
   Hachijuni Bank, Ltd.                                                 344,000          2,056,852
#* Hankyu Corp.                                                         174,000            670,625
 # Hanshin Electric Railway Co., Ltd.                                   216,000            701,147
   Heiwa Corp.                                                           81,500          1,221,706
   Higo Bank, Ltd.                                                      308,000          1,769,064
   Hitachi Cable, Ltd.                                                  236,000          1,060,267
   Hitachi Maxell, Ltd.                                                  96,000          1,407,726
   Hitachi Metals, Ltd.                                                 360,000          1,719,080
   Hitachi, Ltd.                                                      3,734,000         25,589,059
   Hokkoku Bank, Ltd.                                                   223,000          1,067,827
   Hokuetsu Paper Mills, Ltd.                                           162,000            869,334
   Hokugin Financial Group, Inc.                                        414,000            839,050
   House Foods Corp.                                                    117,000          1,505,125
 # Hyakugo Bank, Ltd.                                                   258,000          1,534,783
 # Hyakujishi Bank, Ltd.                                                314,000          1,942,853
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                               819,000          1,167,661
 * Itochu Corp.                                                         120,000            492,009
   Itoham Foods, Inc.                                                   132,000            591,829
   Iyo Bank, Ltd.                                                       204,000          1,369,997
   Japan Airport Terminal Co., Ltd.                                      33,000            296,226
   JFE Holdings, Inc.                                                    56,300          1,218,243
   Joyo Bank, Ltd.                                                      545,000          2,147,260
 # Juroku Bank, Ltd.                                                    349,000          1,475,036
 # Kagoshima Bank, Ltd.                                                 132,000            739,936
   Kamigumi Co., Ltd.                                                   357,000          2,346,542
   Kandenko Co., Ltd.                                                   129,000            683,340
   Kansai Paint Co., Ltd., Osaka                                        131,000            770,757
   Katokichi Co., Ltd.                                                   34,500            608,482
 # Kawasaki Heavy Industries, Ltd.                                      910,000          1,359,185
   Kikkoman Corp.                                                       259,000          2,087,353
   Kinden Corp.                                                         167,000            929,655
   Kirin Brewery Co., Ltd.                                              437,000          4,152,801
 # Kissei Pharmaceutical Co., Ltd.                                       41,000            875,872
   Kobe Steel, Ltd.                                                   2,632,000          3,842,186
   Koito Manufacturing Co., Ltd.                                        101,000            701,488
   Kokuyo Co., Ltd.                                                      81,200            989,157
   Komatsu, Ltd.                                                      1,279,000          7,702,264
   Komori Corp.                                                          47,000            692,540
 # Koyo Seiko Co.                                                       198,000          2,006,219
   Kubota Corp.                                                         140,000            647,773
   Kuraray Co., Ltd.                                                    241,000          1,811,296
 # Kuraya Sanseido, Inc.                                                 82,600          1,235,988
   Kureha Chemical Industry Co., Ltd.                                   122,000            488,520
   KYORIN Pharmaceutical Co., Ltd.                                       52,000            680,761
 # Makita Corp.                                                         209,000          2,933,140
   Marubeni Corp.                                                     1,942,000          4,429,099
   Marui Co., Ltd.                                                      213,000          2,839,783
 # Maruichi Steel Tube, Ltd.                                            117,000          1,758,628

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Matsushita Electric Industrial Co.,
     Ltd.                                                             1,977,135    $    27,425,216
   Matsushita Electric Works, Ltd.                                      142,000          1,185,094
 # Meiji Seika Kaisha, Ltd. Tokyo                                       243,000            985,587
 # Michinoku Bank, Ltd.                                                 187,000          1,063,990
   Millea Holdings, Inc.                                                     46            606,247
   Mitsubishi Corp.                                                      40,000            395,191
   Mitsubishi Gas Chemical Co., Inc.                                    305,000          1,146,869
   Mitsubishi Heavy Industries, Ltd.                                  2,128,000          5,567,075
   Mitsubishi Logistics Corp.                                           106,000            924,108
   Mitsubishi Materials Corp.                                           975,000          1,864,568
#* Mitsubishi Motors Corp.                                              568,000          1,119,876
   Mitsui Chemicals, Inc.                                               239,800          1,163,162
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                          481,000            813,477
   Mitsui Trust Holdings                                                641,000          4,266,825
   Mitsumi Electric Co., Ltd.                                            45,800            468,759
   Mizuho Holdings, Inc.                                                  1,192          5,120,280
   Morinaga Milk Industry Co., Ltd.                                     160,000            595,510
   Musashino Bank, Ltd.                                                  20,000            722,528
   Nagase & Co., Ltd.                                                    87,000            723,676
   Namco, Ltd.                                                            5,500            138,069
   Nanto Bank, Ltd.                                                     317,000          1,448,045
   NGK Insulators, Ltd.                                                 216,000          1,536,529
   NGK Spark Plug Co., Ltd.                                             144,000          1,295,677
   Nichicon Corp.                                                        51,200            652,234
   Nichirei Corp.                                                       180,000            576,526
   Nifco, Inc.                                                           37,000            567,717
   Nihon Unisys, Ltd.                                                    69,100            512,213
   Nippon Broadcasting System, Inc.                                      20,690          1,011,229
 # Nippon Electric Glass Co., Ltd.                                       72,000          1,543,539
   Nippon Kayaku Co., Ltd.                                              128,000            649,635
   Nippon Meat Packers, Inc., Osaka                                     144,000          1,567,917
   Nippon Mining Holdings, Inc.                                         370,000          1,708,854
   Nippon Mitsubishi Oil Corp.                                        1,871,050         10,633,474
   Nippon Paint Co., Ltd.                                               167,000            606,191
   Nippon Sanso Corp.                                                    30,000            137,311
   Nippon Sheet Glass Co., Ltd.                                         280,000            926,729
   Nippon Shinpan Co., Ltd.                                             191,000            651,818
   Nippon Shokubai Co., Ltd.                                            163,000          1,193,958
   Nippon Television Network Corp.                                        9,400          1,447,390
   Nipponkoa Insurance Co., Ltd.                                         45,000            258,828
   Nishimatsu Construction Co., Ltd.                                    364,000          1,236,106
   Nishi-Nippon Bank, Ltd.                                              156,540            704,445
   Nissay Dowa General Insurance
     Co., Ltd.                                                          383,000          1,924,261
   Nisshin Seifun Group, Inc.                                           148,000          1,360,518
   Nisshin Steel Co., Ltd.                                              627,000          1,264,556
   Nisshinbo Industries, Inc.                                           305,000          2,021,246
#* Nissho Iwai-Nichmen Holdings Corp.                                   130,400            694,507
   NSK, Ltd.                                                            319,000          1,443,643
   Obayashi Corp.                                                       520,000          2,482,203
   Ogaki Kyoritsu Bank, Ltd.                                             50,000            269,692
   Oji Paper Co., Ltd.                                                  275,000          1,749,298
   Okumura Corp.                                                        144,000            707,500
   Onward Kashiyama Co., Ltd.                                           100,000          1,612,619
   PanaHome Corp.                                                       106,000            570,078
 # Pioneer Electronic Corp.                                              60,000          1,537,866
   Promise Co., Ltd.                                                     60,500          3,976,827
   Q.P. Corp.                                                           109,600            892,411
 # Rengo Co., Ltd.                                                      152,000            683,988
 * Resona Holdings, Inc.                                              1,873,000    $     3,220,661
   San In Godo Bank, Ltd.                                               110,000            864,336
   Santen Pharmaceutical Co., Ltd.                                       52,000            757,478
 # Sanwa Shutter Corp.                                                  101,000            518,071
   Sanyo Shinpan Finance Co., Ltd.                                       19,800          1,086,425
   Sapporo Breweries, Ltd.                                              251,000            815,139
   Sapporo Hokuyo Holdings, Inc.                                            224          1,172,121
   Seino Transportation Co., Ltd.                                       193,000          1,835,299
   Sekisui Chemical Co., Ltd.                                           557,000          4,109,695
   Sekisui House, Ltd.                                                  942,000          9,812,478
   Seventy-seven (77) Bank, Ltd.                                        241,000          1,420,528
   SFCG Co., Ltd.                                                         8,010          1,404,972
   Shiga Bank, Ltd.                                                     272,000          1,349,621
   Shikoku Bank, Ltd.                                                    72,000            429,019
   Shimachu Co., Ltd.                                                    36,200            902,162
 # Shimadzu Corp.                                                       181,000            932,806
   Shinko Securities Co., Ltd.                                          470,000          1,560,982
   Shizuoka Bank, Ltd.                                                  473,000          3,854,740
 # Softbank Corp.                                                        49,100          1,877,895
   Sumitomo Bakelite Co., Ltd.                                          105,000            698,212
   Sumitomo Corp.                                                       471,000          3,633,702
   Sumitomo Electric Industries, Ltd.                                   472,000          4,540,655
   Sumitomo Forestry Co., Ltd.                                          139,000          1,431,249
   Sumitomo Metal Industries, Ltd.
     Osaka                                                            1,481,000          1,661,464
   Sumitomo Metal Mining Co., Ltd.                                      313,000          1,864,367
   Sumitomo Osaka Cement Co., Ltd.                                      269,000            650,652
   Sumitomo Realty & Development
     Co., Ltd.                                                          150,000          1,617,350
   Sumitomo Rubber                                                       43,000            357,718
   Sumitomo Trust & Banking Co., Ltd.                                    21,000            129,088
   Suruga Bank, Ltd.                                                     87,000            574,425
   Suzuken Co., Ltd.                                                     54,000          1,685,214
   Taiheiyo Cement Corp.                                              1,209,800          2,642,448
   Taisei Corp.                                                       1,325,000          4,413,188
   Taiyo Yuden Co., Ltd.                                                 72,000          1,038,264
   Takara Standard Co., Ltd.                                            118,000            645,570
   Takashimaya Co., Ltd.                                                214,000          2,357,203
 # Takefuji Corp.                                                        35,920          2,390,002
   TDK Corp.                                                             10,100            709,085
   Teijin, Ltd.                                                         893,000          2,884,554
   Teikoku Oil Co., Ltd.                                                346,000          1,766,783
   Toda Corp.                                                           203,000            748,487
   Toho Bank, Ltd.                                                      254,000          1,010,175
   Tokai Tokyo Securities Co., Ltd.                                     155,000            447,237
   Tokuyama Corp.                                                       248,000          1,060,197
   Tokyo Broadcasting System, Inc.                                      113,500          2,013,658
 # Tokyo Steel Manufacturing Co., Ltd.                                   97,800          1,390,966
   Tokyo Style Co., Ltd.                                                133,000          1,504,229
 # Tokyo Tatemono Co., Ltd.                                             143,000            691,014
   Toppan Printing Co., Ltd.                                            441,000          5,366,365
   Toray Industries, Inc.                                               620,000          2,854,071
   Toshiba TEC Corp.                                                    181,000            787,527
   Tostem Inax Holding Corp.                                            160,000          3,278,680
   Toto, Ltd.                                                           247,000          2,654,223
 # Toyo Ink Manufacturing Co., Ltd.                                     174,000            703,334
   Toyo Seikan Kaisha, Ltd.                                             287,600          4,718,371
   Toyo Suisan Kaisha, Ltd.                                              64,000            773,366
   Toyota Auto Body Co., Ltd.                                            86,000          1,309,569
   Toyota Industries Corp.                                               76,500          1,668,275
 # Toyota Tsusho Corp.                                                  314,000          2,881,419

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
   TV Asahi Corp.                                                           202    $       375,250
   UNY Co., Ltd.                                                        133,000          1,642,230
   Wacoal Corp.                                                         149,000          1,579,834
 # Yamagata Bank, Ltd.                                                  153,700            673,239
   Yamaguchi Bank, Ltd.                                                 133,000          1,355,800
   Yamanashi Chuo Bank, Ltd.                                            119,000            588,331
   Yamatake Corp.                                                        20,000            194,318
   Yamazaki Baking Co., Ltd.                                            155,000          1,436,047
   Yokogawa Electric Corp.                                              337,000          4,360,631
   Yokohama Rubber Co., Ltd.                                            410,000          1,508,010
   York-Benimaru Co., Ltd.                                               29,300            838,751
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $411,657,891)                                                                 425,533,004
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $20,787)                                                                         21,114
                                                                                   ---------------
 TOTAL -- JAPAN
   (Cost $411,678,678)                                                                 425,554,118
                                                                                   ---------------
 FRANCE -- (8.5%)
 COMMON STOCKS -- (8.5%)
 # AGF (Assurances Generales de
     France SA)                                                         149,122          9,041,456
 # Air France                                                           143,423          2,346,271
   Air Liquide SA                                                         8,848          1,561,285
   Alcan, Inc.                                                           30,183          1,192,724
#* Alcatel SA                                                           195,750          2,820,740
#* Alstom SA                                                            185,169            212,840
   Arcelor SA                                                           167,800          2,815,999
   AXA                                                                  634,106         13,042,808
   BNP Paribas SA                                                       549,686         33,602,499
   Bongrain SA                                                            7,145            480,617
 * Cap Gemini SA                                                         89,951          3,450,082
#* Club Mediterranee SA                                                   8,962            379,658
 # Compagnie de Saint-Gobain                                            288,912         14,553,997
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                             10,990          1,480,578
   Credit Agricole SA                                                    27,709            681,356
   Eiffage SA                                                             6,954            541,060
   Esso SA                                                                  686             96,312
   Euler-Hermes SA                                                       10,354            571,483
 * Eurafrance                                                            18,000          1,106,386
 # Faurecia SA                                                           30,445          1,973,013
 # Fimalac SA                                                            46,887          1,832,765
   Fonciere Lyonnaise SA                                                 10,950            471,975
   France Telecom SA                                                    188,321          4,550,289
   Generale des Establissements
     Michelin SA Series B                                               107,620          5,258,360
   Havas SA                                                             300,744          1,596,520
   Imerys SA                                                             11,000          2,502,481
   LaFarge SA                                                            62,037          5,319,155
   LaFarge SA Prime Fidelity                                             82,581          7,154,869
 # Lagardere S.C.A. SA                                                   10,900            665,814
 * Nexans                                                                 9,618            315,866
 # Peugeot SA                                                           233,374         13,179,063
 # Pinault Printemps Redoute SA                                          22,619          2,364,871
   Rallye SA                                                             18,020            912,719
 # Remy Cointreau SA                                                     56,022    $     1,870,576
   Renault SA                                                           121,719          9,070,115
   Rexel SA                                                              10,713            442,555
 * SA Des Galeries Lafayette                                                900            174,397
   Schneider SA                                                          63,451          4,274,219
 * Scor SA                                                              733,800          1,075,223
   SEB SA Prime Fidelity                                                  9,900          1,112,224
   Societe BIC SA                                                        52,288          2,268,319
 # Societe des Ciments de Francais                                       28,600          2,223,571
   Societe Generale, Paris                                              293,528         24,896,954
 # Suez (ex Suez Lyonnaise des Eaux)                                    296,563          5,775,385
   Thomson Multimedia                                                   129,923          2,479,132
   Valeo SA                                                              73,528          2,984,104
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                         4,504            392,968
#* Veolia Environnement SA                                               25,700            687,796
 * Vivendi Universal SA                                                 403,364         10,293,783
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $136,677,536)                                                                 208,097,232
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
     (Cost $7,244)                                                       18,020              3,759
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $136,684,780)                                                                 208,100,991
                                                                                   ---------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 * ABB, Ltd.                                                            335,400          1,880,058
 # Baloise-Holding                                                      190,560          7,679,424
   Bank Sarasin & Cie Series B, Basel                                       180            255,824
   Banque Cantonale Vaudoise                                             12,608          1,387,080
 # Berner Kantonalbank                                                   23,400          2,779,455
 * Ciba Spezialitaetenchemie Holding
     AG                                                                  56,300          3,846,625
   Cie Financiere Richemont AG
     Series A                                                         1,251,000         32,223,768
   Clariant AG                                                           19,200            265,074
   Converium Holding AG                                                  14,400            733,921
 * Credit Swisse Group                                                  128,200          4,410,505
 * Fischer (Georg) AG, Schaffhausen                                       1,280            279,066
 # Givaudan SA                                                            3,952          2,113,439
 # Helvetia Patria Holding                                               16,301          2,867,348
 # Holcim, Ltd.                                                         199,770         10,396,504
 # Jelmoli Holding AG                                                       500            625,759
 # Luzerner Kantonalbank AG                                              14,627          2,337,061
 # Pargesa Holding SA, Geneve                                             1,935          5,565,147
 # PSP Swiss Property AG                                                109,600          3,822,181
 # Rieters Holdings AG                                                    7,860          1,993,377
   Sig Holding AG                                                        44,130          7,549,197
#* Sika Finanz AG, Baar                                                   3,828          1,924,356
 # St. Galler Kantonalbank                                               14,319          2,879,750
#* Swiss Life AG                                                        124,240         15,660,232
   Swiss Reinsurance Co., Zurich                                         18,800          1,167,036
 * Syngenta AG                                                          152,500         12,097,295
#* Unaxis Holding AG                                                     45,400          5,141,601
#* Valiant Holding AG                                                    39,295          3,270,942
 # Valora Holding AG                                                     12,170          2,881,408

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Zurich Financial SVCS AG                                              67,906    $    10,684,280
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $107,900,215)                                                                 148,717,713
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $1,007,353)                                                                   1,035,109
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $108,907,568)                                                                 149,752,822
                                                                                   ---------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Aachener und Muenchener
     Beteiligungs AG                                                     32,773          2,365,409
 # Aareal Bank AG                                                        22,825            773,722
   Allianz AG                                                             5,000            522,715
 * Bankgesellschaft Berlin AG                                           233,550            569,824
   BASF AG                                                              386,050         19,783,712
   Bayer AG                                                             280,139          8,022,055
 * Bayerische Vereinsbank AG                                            485,020          8,193,305
 # BHW Holding AG                                                        34,600            540,214
 # Bilfinger & Berger Bau AG                                             23,702            779,430
   Commerzbank AG                                                       408,050          6,665,331
 # DaimlerChrysler AG                                                   219,282          9,759,496
 # Deutsche Bank AG                                                     359,305         28,283,407
   Deutsche Lufthansa AG                                                319,477          4,587,451
   E.ON AG                                                                7,600            529,503
 * Fraport AG                                                            63,708          1,842,234
 # Fresenius Medical Care AG                                             27,600          2,041,697
#* Heidelberger Druckmaschinen AG                                        38,167          1,209,797
   Heidelberger Zement AG                                                64,373          2,835,953
 # Hochtief AG                                                           56,150          1,232,333
 * Hypo Real Estate Holding AG                                           84,277          2,369,101
 # IVG Immobilien AG                                                     30,276            349,823
 # Karstadt Quelle AG                                                    30,734            634,785
 # Linde AG                                                              77,043          3,989,632
 # MAN AG                                                                88,000          3,250,554
   Merck KGAA                                                            36,000          2,007,356
   MG Technologies AG                                                   135,773          1,766,950
 # Preussag AG                                                          115,227          2,236,610
   Salzgitter AG                                                         13,041            154,880
   SCA Hygiene Products AG                                                3,550          1,300,620
   ThyssenKrupp AG                                                      290,691          4,862,280
 * Vattenfall Europe AG                                                  94,898          2,955,912
   Volkswagen AG                                                        120,547          5,280,608
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $125,815,346)                                                                 131,696,699
                                                                                   ---------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                          126,820            587,802
   AMP Limited                                                        1,026,451          4,079,874
   Ansell, Ltd.                                                         303,463          1,708,852
   APN News & Media, Ltd.                                               486,363          1,418,593
   AWB, Ltd.                                                            345,296          1,207,045
   AXA Asia Pacific Holdings, Ltd.                                    2,837,724          6,872,505
   BHP Steel Ltd.                                                     1,252,100          5,536,152
   Boral, Ltd.                                                          899,150          3,760,136
   Caltex Australia, Ltd.                                               440,369          2,714,191
   Commonwealth Bank of Australia                                        48,696    $     1,140,569
   CSR, Ltd.                                                          1,514,337          2,084,174
   Downer Group, Ltd.                                                   216,113            484,787
   Futuris Corp., Ltd.                                                  456,719            505,165
   Insurance Australiz Group, Ltd.                                    1,428,272          4,641,130
 # Lend Lease Corp., Ltd.                                               568,460          4,073,668
   Lion Nathan, Ltd.                                                    871,345          4,102,395
   Mayne Group, Ltd.                                                  1,280,958          2,736,434
   Mirvac, Ltd.                                                       1,140,163          3,452,949
   Onesteel, Ltd.                                                       436,697            700,279
   Orica, Ltd.                                                          352,900          3,685,332
   Origin Energy, Ltd.                                                  686,245          2,582,446
   Paperlinx, Ltd.                                                      727,704          2,526,782
   Publishing and Broadcasting, Ltd.                                    579,260          5,098,686
 # Quantas Airways, Ltd.                                              3,042,351          7,448,311
   Rinker Group, Ltd.                                                 1,155,484          6,177,109
   Santos, Ltd.                                                         953,246          4,610,445
 # Seven Network, Ltd.                                                  383,865          1,396,206
 * Southcorp, Ltd.                                                    1,146,542          2,585,702
 * Stockland Trust Group                                                    735              2,743
   Stockland Trust Group                                                 21,349             80,393
   WMC Resources, Ltd.                                                1,760,061          5,798,458
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $64,985,485)                                                                   93,799,313
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $23,400)                                                                         21,915
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $65,008,885)                                                                   93,821,228
                                                                                   ---------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
   ABN-AMRO Holding NV                                                  676,189         14,402,913
   Aegon NV                                                             822,637          9,934,972
 * Air France                                                            18,150            294,780
   AM NV                                                                 61,661            541,577
   Buhrmann NV                                                           94,439            899,882
   DSM NV                                                                78,837          3,893,093
#* Hagemeyer NV                                                         342,825            734,022
 * Hunter Douglas NV                                                     34,696          1,617,050
   ING Groep NV                                                       1,552,333         35,065,385
 * Koninklijke Ahold NV                                                 411,500          3,219,002
   Koninklijke KPN NV                                                   278,922          2,028,813
   Koninklijke Nedlloyd NV                                               12,142            370,285
   Koninklijke Philips Electronics NV                                   405,906         11,086,373
   New Skies Satellites NV                                               52,400            424,180
   Nutreco Holding NV                                                    23,646            726,902
   NV Holdingsmij de Telegraaf                                            6,800            150,573
   Oce NV                                                                60,734            903,874
   Vedior NV                                                             46,388            691,658
 * Versatel Telecom International NV                                    323,150            644,450
   VNU NV                                                               168,736          4,968,415
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $60,608,176)                                                                   92,598,199
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          16,500             20,753
 * AM NV Coupons 06/04/04                                                61,661                  0

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * ING Groep NV Coupons 06/17/05                                      1,552,333    $             0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $21,343)                                                                           20,753
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $60,629,519)                                                                   92,618,952
                                                                                   ---------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 # Acerinox SA                                                           65,340          3,580,706
 # Arcelor SA                                                            30,000            503,953
   Autopistas Concesionaria Espanola
     SA                                                                 905,074         15,258,004
   Banco de Andalucia                                                       900             79,548
   Banco de Sabadell SA                                                 154,021          3,170,801
 # Banco Pastor SA                                                       59,400          1,762,479
   Cementos Portland SA                                                  21,016          1,260,678
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                     146,555          1,667,765
   Ebro Puleva SA                                                       116,168          1,416,324
   Endesa SA, Madrid                                                    308,964          5,703,723
 # Gas Natural SA, Buenos Aires                                          21,400            511,286
 # Iberdrola SA                                                         535,000         10,793,336
 # Iberia Lineas Aereas de Espana SA                                    617,500          1,773,522
   Inmobiliaria Colonial SA ICSA                                         41,300          1,001,296
 # Inmobiliaria Urbis SA                                                 96,328          1,065,716
 # Metrovacesa SA                                                       109,351          4,190,161
   Repsol SA                                                            496,967         10,514,033
   Sociedad General de Aguas de
     Barcelona SA                                                       107,683          1,793,055
 * Sociedad General de Aguas de
     Barcelona SA                                                           737             12,366
 # Sol Melia SA                                                         142,463          1,226,953
   Union Fenosa SA                                                      230,000          4,906,580
 # Vallehermoso SA                                                       45,000            662,610
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $44,543,185)                                                                   72,854,895
                                                                                   ---------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#* Alitalia Linee Aeree Italiane SpA
     Series A                                                         6,690,000          1,916,746
 * Banca Antoniana Popolare Veneta
     SpA                                                                 83,000          1,655,360
   Banca Monte Dei Paschi di Siena
     SpA                                                              1,623,479          5,035,105
 * Banca Nazionale del Lavoro SpA                                     1,652,352          3,462,165
 # Banca Popolare di Lodi Scarl                                         374,206          3,428,369
 # Banca Popolare di Milano                                             665,400          3,915,990
   Banca Popolare Rights                                                 57,990            531,109
 # Benetton Group SpA                                                   181,249          2,052,994
   Buzzi Unicem SpA                                                      67,793            891,483
 # Caltagirone Editore SpA                                              222,304          1,692,017
   Capitalia SpA                                                      2,910,876          8,603,926
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             500,000          1,017,041
 # Compagnia Assicuratrice Unipol SpA                                   452,120          1,764,618
#* E.Biscom SpA                                                          16,000            930,834
#* Edison SpA                                                           899,081          1,557,540
   Erg SpA                                                              295,000          1,855,359
   Ericsson SpA                                                          20,069            796,765
#* Fiat SpA                                                           1,054,970    $     7,472,748
#* IFIL Finanziaria Partecipazioni SpA                                1,368,874          4,849,708
 # Italcementi SpA                                                      444,060          5,556,122
 # Italmobiliare SpA, Milano                                             33,664          1,572,078
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                                 5,573             63,806
   Milano Assicurazioni SpA                                             182,000            685,056
 # Pirelli & Co. SpA                                                  1,486,658          1,525,436
 # SAI SpA (Sta Assicuratrice
     Industriale), Torino                                               167,605          3,728,705
   San Paolo-IMI SpA                                                    121,701          1,393,518
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                            8,800            341,886
 # Telecom Italia SpA                                                 1,209,533          3,709,241
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $77,211,453)                                                                   72,005,725
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                           51,693             11,459
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $77,211,453)                                                                   72,017,184
                                                                                   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Ainax AB                                                              40,367          1,133,020
#* Bostads AB Drott                                                      28,050            504,168
   Carbo AB                                                               2,900             71,692
   Castellum AB                                                           4,100             96,709
#* Drott Series AB                                                      131,600          1,840,563
   Gambro AB Series A                                                   451,900          4,076,681
   Gambro AB Series B                                                   129,800          1,153,281
   Holmen AB Series A                                                     6,300            189,771
   Holmen AB Series B                                                   120,100          3,442,765
   NCC AB Series B                                                       59,700            504,412
   Nordic Baltic Holdings AB                                            372,600          2,524,914
   Skandinaviska Enskilda Banken
     Series A                                                           196,000          2,826,139
   Skandinaviska Enskilda Banken
     Series C                                                             9,800            137,446
   SSAB Swedish Steel Series A                                          121,600          2,034,049
   SSAB Swedish Steel Series B                                           37,700            610,193
   Svenska Cellulosa AB Series A                                         19,000            735,884
   Svenska Cellulosa AB Series B                                        194,900          7,552,395
   Svenska Kullagerfabriken AB
     Series A                                                            22,650            819,199
   Svenska Kullagerfabriken AB
     Series B                                                            29,700          1,083,585
 # Telia AB                                                             255,500          1,080,122
   Trelleborg AB Series B                                               103,600          1,877,706
 # Volvo AB Series A                                                    212,100          6,614,231
 # Volvo AB Series B                                                    413,600         13,520,720
   Whilborg Fastigheter AB Class B                                       35,800            466,127
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $42,136,221)                                                                   54,895,772
                                                                                   ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
   Fortum Oyj                                                         1,071,385         12,579,654
   Huhtamaki Van Leer Oyj                                                 2,300             30,179

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Kemira Oyj                                                           101,377    $     1,280,469
   Kesko Oyj                                                            157,000          3,090,975
   Metso Oyj                                                            219,166          2,684,084
   M-real Oyj Series B                                                  253,400          2,156,183
   Okobank Class A                                                       65,000            646,379
   Outokumpu Oyj Series A                                               351,300          5,322,314
   Rautaruukki Oyj Series K                                              12,900             96,037
   Stora Enso Oyj Series R                                              595,800          7,722,494
   Upm-Kymmene Oyj                                                       83,100          1,492,540
   Wartsila Corp. Oyj Series B                                           39,600            808,722
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $24,875,652)                                                                   37,910,030
                                                                                   ---------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
   Cheung Kong Holdings, Ltd.                                           162,000          1,216,764
   China Overseas Land & Investment,
     Ltd.                                                             1,864,000            305,826
   China Travel International Investment,
     Ltd.                                                               680,000            119,479
 # Chinese Estates Holdings, Ltd.                                        44,000             23,378
   Great Eagle Holdings, Ltd.                                            94,000            146,264
 # Hang Lung Development Co., Ltd.                                    1,765,000          2,400,392
   Hang Lung Properties, Ltd.                                           624,500            812,550
   Henderson Land Development Co.,
     Ltd.                                                               123,000            529,967
   Hong Kong and Shanghai Hotels,
     Ltd.                                                               225,500            130,054
   Hopewell Holdings, Ltd.                                              906,000          1,575,933
   Hutchison Whampoa, Ltd.                                              217,000          1,467,269
   Hysan Development Co., Ltd.                                        1,434,699          2,309,173
   I-Cable Communications, Ltd.                                         325,121            124,918
 # Kerry Properties, Ltd.                                             1,610,884          2,606,259
   New Asia Realty & Trust Co., Ltd.                                    140,000             52,872
   New World Development Co., Ltd.                                    1,269,649            984,974
   Shanghai Industrial Holdings Ltd.                                    545,000          1,010,000
 # Shangri-La Asia, Ltd.                                              3,149,482          3,093,937
   Shun Tak Holdings, Ltd.                                              134,000             54,545
 # Sino Land Co., Ltd.                                                6,239,407          3,638,909
   Tsim Sha Tsui Properties, Ltd.                                       472,000            575,844
   Wharf Holdings, Ltd.                                               3,251,214          9,164,226
   Wheelock and Co., Ltd.                                             3,128,000          3,748,765
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $41,233,673)                                                                   36,092,298
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06
     (Cost $0)                                                          136,000                  0
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $41,233,673)                                                                   36,092,298
                                                                                   ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allied Irish Banks P.L.C.                                            141,102          1,998,999
   Bank of Ireland P.L.C.                                                99,637          1,179,578
   CRH P.L.C.                                                           279,359          5,933,437
 * Elan Corp. P.L.C.                                                    690,634         16,309,681
   Irish Permanent P.L.C.                                               186,115    $     2,800,171
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $12,849,099)                                                                   28,221,866
                                                                                   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Ackermans & Van Haaren SA                                              4,187             99,981
 # Algemene Mij Voor Nijverheidskredit
     Almanij                                                             74,928          4,545,058
 # Banque Nationale de Belgique                                           1,049          3,583,170
   Bekaert SA                                                             2,787            161,051
   Cofinimmo SA                                                           1,108            142,068
#* Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                88,564          4,140,848
 # Dexia SA                                                              87,003          1,456,158
   D'Ieteren SA                                                             431             85,797
   Groupe Bruxelles Lambert                                              55,500          3,428,987
 * ING Bank Belgium NV                                                      128                  4
   Nationale a Portefeuille                                               4,029            568,411
   Sofina SA                                                             10,500            529,160
 # Suez (ex Suez Lyonnaise des Eaux)                                     95,400          1,850,319
 # Tessenderlo Chemie                                                    31,155          1,090,587
#* Umicore-Strip VVPR                                                     2,009                367
   Union Miniere SA                                                      54,327          3,298,083
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $21,735,276)                                                                   24,980,049
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                            1,108                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $21,735,276)                                                                   24,980,049
                                                                                   ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
   Carlsberg A.S. Series B                                               32,525          1,591,566
   Codan A.S.                                                            28,400          1,190,252
   Danisco A.S.                                                          29,530          1,399,523
   Danske Bank A.S.                                                     395,753          8,998,165
 * Jyske Bank A.S.                                                       22,300          1,175,746
   Nordea AB                                                            475,918          3,245,559
   Rockwool, Ltd.                                                         6,850            281,287
   Tele Danmark A.S.                                                     99,350          3,351,691
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $14,826,540)                                                                   21,233,789
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   DBS Group Holdings, Ltd.                                             357,000          2,954,705
   Fraser & Neave, Ltd.                                                 507,290          4,023,360
   Haw Par Brothers International, Ltd.                                   2,698              7,409
   Keppel Corp., Ltd.                                                   855,000          3,343,117
 # Neptune Orient Lines, Ltd.                                           801,000          1,009,059
   Overseas Chinese Banking Corp.,
     Ltd.                                                                94,000            662,427
   Sembcorp Industries, Ltd.                                            400,000            338,608
   Singapore Airlines, Ltd.                                             617,000          3,810,654
   Singapore Land, Ltd.                                                 133,000            301,943
   United Overseas Bank, Ltd.                                            66,000            503,724

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # United Overseas Land, Ltd.                                           259,000    $       344,575
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,210,685)                                                                   17,299,581
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $7,704)                                                                           7,821
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $13,218,389)                                                                   17,307,402
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                     46,100            736,061
   Den Norske Bank ASA Series A                                         606,394          3,847,441
   Norsk Hydro ASA                                                       16,700          1,036,330
   Norske Skogindustrier ASA Series A                                   163,300          2,722,389
 # Storebrand ASA                                                       201,500          1,353,445
 * Yara International ASA                                                16,700            123,919
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $8,187,301)                                                                     9,819,585
                                                                                   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                     123,600            860,524
   Alpha Credit Bank                                                     35,040            916,728
   Bank of Greece                                                         8,520            900,526
   Bank of Piraeus S.A.                                                   4,600             53,590
   Commercial Bank of Greece                                             44,760          1,185,010
   EFG Eurobank Ergasias S.A.                                            60,097          1,337,660
   Hellenic Petroleum S.A.                                              159,140          1,216,321
   Hellenic Tellecommunication
     Organization Co. S.A.                                              140,460          1,845,612
   Intracom S.A.                                                         92,390            464,799
   National Bank of Greece                                               15,520            467,402
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $7,870,638)                                                                     9,248,172
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                         195,400            452,850
   BPI SGPS SA                                                          202,800            739,958
   Cimpor Cimentos de Portugal SA                                       503,265          2,640,397
   Portucel-Empresa Produtora de
     Pasta de Papel SA                                                1,442,478          2,429,895
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $5,351,923)                                                                     6,263,100
                                                                                   ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                     6,402            488,199
   OMV AG                                                                 5,913          1,036,949
   Voestalpine AG                                                        62,211          2,775,952
   Wienerberger AG                                                       16,123            546,392
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $3,477,881)                                                                     4,847,492
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  99,828    $       421,080
   Carter Holt Harvey, Ltd.                                           2,429,700          2,991,974
   Fletcher Building, Ltd.                                              171,130            474,829
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,707,347)                                                                     3,887,883
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $6,846)                                                                           6,639
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $3,714,193)                                                                     3,894,522
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                   691,000                  0
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $881,605)                                                                       886,023
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (19.3%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $31,615,000 FMC
    Discount Notes 1.13%, 08/12/04,
    valued at $31,535,963) to be
    repurchased at $31,071,072
    (Cost $31,068,000)                                          $        31,068         31,068,000
  Repurchase Agreement, Deutsche
    Bank Securities 1.00%, 06/01/04
    (Collateralized by $534,822,356
    U.S. Treasury Obligations rates
    ranging from 7.50% to 8.75%,
    maturities ranging from 11/15/16 to
    08/15/20, valued at $660,863,438) to
    be repurchased at $442,051,058
    (Cost $442,001,947)^                                                442,002        442,001,947
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $473,069,947)                                                                  473,069,947
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                          $ 2,449,898,522
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (78.8%)
COMMON STOCKS -- (78.1%)
 * A&A Material Corp.                                                   123,000    $       112,368
   ABILIT Corp.                                                          22,000            112,214
   Achilles Corp.                                                       549,000            988,770
   Aderans Co., Ltd.                                                      2,850             59,451
   Advan Co., Ltd.                                                       36,000            355,571
   ADVANEX, Inc.                                                         78,000            409,821
 * Aeon Fantasy Co., Ltd.                                                 4,000             85,691
   Ahresty Corp.                                                         28,300            228,737
   Aichi Bank, Ltd.                                                      13,200            831,880
 # Aichi Corp.                                                          119,900            575,338
 * Aichi Machine Industry Co., Ltd.                                     153,000            464,198
   Aichi Tokei Denki Co., Ltd.                                           67,000            193,558
   Aida Engineering, Ltd.                                               113,000            506,131
   Aigan Co., Ltd.                                                       33,500            213,495
   Aiphone Co., Ltd.                                                     32,000            550,628
   Airport Facilities Co., Ltd.                                          79,970            360,288
 # Airtech Japan, Ltd.                                                   12,100             98,440
   Aisan Industry Co., Ltd.                                              80,500            721,947
 * Akai Electric Co., Ltd.                                              363,000              3,284
   Akebono Brake Industry Co., Ltd.                                     141,000            582,382
   Akita Bank, Ltd.                                                      42,000            165,275
   Allied Material Corp.                                                 37,700            555,224
 # Allied Telesis KK                                                     10,300            381,881
   Aloka Co., Ltd.                                                       43,000            341,677
 # Alpha Systems Inc.                                                    19,600            293,947
   Alpine Electronics, Inc.                                               9,100            116,586
   Alps Logistics Co., Ltd.                                              21,000            410,383
   Altech Co., Ltd.                                                      14,000             64,276
   Amano Corp.                                                          154,000          1,238,561
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                                42,000            442,441
   Ando Corp.                                                           120,000            233,353
   Anest Iwata Corp.                                                     74,000            166,277
   Anrakutei Co., Ltd.                                                   24,000            160,774
 * AOC Holdings, Inc.                                                   111,100            667,372
   Aoi Advertising Promotion, Inc.                                       21,000            138,867
   AOI Electronics Co., Ltd.                                             14,500            275,068
   Aoki International Co., Ltd.                                          78,100          1,033,171
   Aomori Bank, Ltd.                                                     50,000            194,199
 * Apic Yamada Corp.                                                     20,000             74,257
 * Arai-Gumi, Ltd.                                                       34,450             69,542
   Arakawa Chemical Industries, Ltd.                                     23,800            310,486
   Araya Industrial Co., Ltd.                                            84,000            126,928
 * Argo 21 Corp.                                                         13,200             87,525
   Ariake Japan Co., Ltd.                                                 5,300            144,381
   Aronkasei Co., Ltd.                                                   53,000            199,307
   As One Corp.                                                          22,500            582,351
 # Asahi Denka Kogyo KK                                                 169,000          1,416,641
   Asahi Diamond Industrial Co., Ltd.                                   112,000            626,104
   Asahi Kogyosha Co., Ltd.                                              48,000            137,206
 # Asahi Organic Chemicals Industry Co.,
     Ltd.                                                               157,000            440,981
   Asahi Pretec Corp.                                                    30,800            414,811
*# Asahi Soft Drinks Co., Ltd.                                           81,500            638,128
*# Asahi Tec Corp.                                                       86,000    $       138,694
*# Asahi Techno Glass Corp.                                              95,000            660,540
   Asanuma Corp.                                                        123,000            203,777
 # Ashimori Industry Co., Ltd.                                           84,000            167,000
   Asia Air Survey Co., Ltd.                                              6,000             16,297
   Asia Securities Printing Co., Ltd.                                    29,000            258,868
   Asics Corp.                                                          333,000            910,065
   Asunaro Construction., Ltd.                                           29,000            184,452
   Ataka Constuction & Engineering Co.,
     Ltd.                                                                38,000            130,920
 # Atom Corp.                                                            16,600            193,892
 # Atsugi Co., Ltd.                                                     322,000            352,614
   Aucnet, Inc.                                                          15,000            217,046
   Avex Inc.                                                             14,600            235,401
 * Azel Corp., Tokyo                                                     89,000             94,936
   Bando Chemical Industries, Ltd.                                      213,000            672,392
   Bank of Okinawa, Ltd.                                                 33,900            732,088
   Bank of Saga, Ltd.                                                    44,000            160,970
   Bank of the Ryukyus, Ltd.                                             45,880            743,358
 * Banpresto Co., Ltd.                                                    6,800             88,405
 # Best Denki Co., Ltd.                                                 214,000            963,756
 # BSL Corp.                                                            210,950            305,662
   Bull Dog Sauce Co., Ltd.                                              26,000            279,978
   Bunka Shutter Co., Ltd.                                              134,000            645,951
   Cabin Co., Ltd.                                                       67,000            171,650
 # CAC Corp.                                                             31,100            212,737
 # Calpis Co., Ltd.                                                     125,000            897,301
   Canon Electronics, Inc.                                               43,000            916,618
   Canon Finetech, Inc.                                                  67,070          1,009,111
   Capcom Co., Ltd.                                                      31,200            319,599
 * Catena Corp.                                                          46,000            122,424
 * Cats, Inc.                                                            15,400                418
 # Cecile Co., Ltd.                                                      64,100            581,358
   Central Finance Co., Ltd.                                            180,000            644,733
   Central Security Patrols Co., Ltd.                                    31,400            255,762
 # CFS Corp.                                                             47,500            319,755
 * Chiba Kogyo Bank, Ltd.                                                80,600            577,582
 # Chino Corp.                                                           70,000            218,843
   Chiyoda Co., Ltd.                                                     64,400          1,000,584
   Chofu Seisakusho Co., Ltd.                                            54,500          1,000,990
 * Chori Co., Ltd.                                                      256,000            328,875
   Chuetsu Pulp and Paper Co., Ltd.                                     176,000            449,423
 * Chugai Mining Co., Ltd.                                              188,600            136,151
 # Chugai Ro Co., Ltd.                                                  139,000            332,122
 # Chugoku Marine Paints, Ltd.                                          111,000            574,660
 # Chugokukogyo Co., Ltd.                                                45,000            148,278
   Chukyo Bank, Ltd.                                                     44,000            160,784
   Chuo Denki Kogyo co., Ltd.                                            19,000             96,418
   Chuo Gyorui Co., Ltd.                                                 61,000            103,699
   Chuo Spring Co., Ltd., Nagoya                                         91,000            346,403
   CKD Corp.                                                            113,000            796,516
*# Clarion Co., Ltd.                                                    587,000            950,042
   Cleanup Corp.                                                         71,000            763,556
 # CMK Corp.                                                             62,000            857,462
   Coca Cola Central Japan Co., Ltd.                                        139            985,011
 # Colowide Co., Ltd.                                                    29,000            277,378

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Columbia Music Entertainment, Inc.                                   212,000    $       207,213
   Commuture Corp.                                                       71,202            523,365
   Computer Engineering & Consulting,
     Ltd.                                                                29,800            351,029
 * Co-Op Chemical Co., Ltd.                                              80,000             80,248
 * Core Corp.                                                             5,000            113,280
 # Corona Corp.                                                          44,300            629,054
 # Cosel Co., Ltd.                                                       33,400          1,008,969
   Create Medic Co., Ltd.                                                 7,000             56,926
   Credia Co., Ltd.                                                      14,000            204,925
   Cresco, Ltd.                                                          11,600            113,161
   CTI Engineering Co., Ltd.                                             19,000            105,623
*# Culture Convenience Club Co., Ltd.                                    29,600            315,673
 * D&M Holdings, Inc.                                                   134,000            387,625
 # Dai Nippon Toryo, Ltd.                                               193,000            274,095
   Daibiru Corp.                                                         47,000            286,416
   Dai-Dan Co., Ltd.                                                     65,000            303,053
   Daido Kogyo Co., Ltd.                                                 60,000            108,185
   Daidoh, Ltd.                                                          54,000            439,405
   Daifuku Co., Ltd.                                                    176,000            810,974
   Daihen Corp.                                                         215,000            451,076
 # Daiho Corp.                                                           96,000            210,869
   Dai-Ichi Jitsugyo Co., Ltd.                                           80,000            219,129
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      47,000            127,859
 # Daiken Corp.                                                         208,000            950,956
   Daiki Co., Ltd.                                                       41,300            419,573
   Daiko Clearing Services Corp.                                         25,000            136,191
 * Daikoku Denki Co., Ltd.                                                7,000            129,169
*# Daikyo, Inc.                                                         444,000            988,493
   Daimei Telecom Engineering Corp.                                      65,000            375,924
   Dainichi Co., Ltd.                                                    27,200            120,085
 # Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                            163,000            780,374
 # Dainippon Shigyo Co., Ltd.                                            25,000            119,859
   Daisan Bank, Ltd.                                                     50,000            189,752
 # Daiseki Co., Ltd.                                                     35,400            589,076
 # Daiso Co., Ltd.                                                      112,000            297,842
 * Daisue Construction Co., Ltd.                                        151,500            172,603
   Daisyo Corp.                                                          32,000            337,553
   Daito Seiki Co., Ltd.                                                 18,000             50,556
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    42,000             41,668
   Daiwa Industries, Ltd.                                                82,000            256,009
   Daiwa Kosho Lease Co., Ltd.                                          225,000          1,097,305
*# Daiwa Seiko, Inc.                                                    145,000            152,419
   Daiwabo Co., Ltd.                                                    217,000            265,350
   Daiwabo Information System Co., Ltd.                                  22,000            254,884
   Danto Corp.                                                           42,000            164,222
   DC Co., Ltd.                                                          33,000             68,543
   Denki Kogyo Co., Ltd.                                                111,000            417,249
 # Denny's Japan Co., Ltd.                                               51,000            962,104
   Densei-Lambda KK                                                      34,584            294,844
 # Denyo Co., Ltd.                                                       38,000            224,640
*# Descente, Ltd.                                                       119,000            346,499
 * Dia Kensetsu Co., Ltd.                                               141,200            185,913
   Diamond Computer Service Co., Ltd.                                    37,700            348,350
 * Dijet Industrial Co., Ltd.                                            34,000             55,130
   Doshisha Co., Ltd.                                                    15,000            524,298
 # Doutor Coffee Co., Ltd.                                               34,200            587,348
   DTS Corp.                                                             21,200            446,500
 * Dydo Drinco Inc.                                                       9,100            269,900
*# Dynic Corp.                                                           52,000    $       140,592
 # Eagle Industry Co., Ltd.                                              78,000            397,190
 * Econach Co., Ltd.                                                     26,000             12,471
 * Eco-Tech Construction Co., Ltd.                                      241,000              2,180
   Edion Corp.                                                          112,316          1,212,015
   Ehime Bank, Ltd.                                                     232,000            806,804
 # Eiken Chemical Co., Ltd.                                              54,000            487,509
   Eikoh, Inc.                                                            8,000             53,333
 * Eizo Nanao Corp.                                                       9,200            260,281
   Elna Co., Ltd.                                                        22,000             54,036
   Enplas Corp.                                                          29,800            979,701
*# Enshu, Ltd.                                                           69,000            111,142
   Ensuiko Sugar Refining Co., Ltd.                                      51,000             95,323
   Exedy Corp.                                                           71,000          1,092,374
 * F.D.C. Products, Inc.                                                  7,200             80,936
 * Fancl Corp.                                                            5,900            194,970
*# FDK Corp.                                                            178,000            434,395
   Fine Sinter Co., Ltd.                                                 31,000             94,966
 * First Baking Co., Ltd.                                                67,000            110,338
   Foster Electric Co., Ltd.                                             32,000            232,826
   FP Corp.                                                              38,800            780,034
 # France Bed Holdings Co., Ltd.                                        193,000            784,049
*# Fudo Construction Co., Ltd.                                           40,200            199,827
 * Fuji Co.,Ltd.                                                          6,900            129,651
 * Fuji Corp, Ltd.                                                        3,000             24,946
   Fuji Kiko Co., Ltd.                                                   71,000            202,392
*# Fuji Kosan Co., Ltd.                                                 130,000            139,905
   Fuji Kyuko Co., Ltd.                                                 170,000            602,860
*# Fuji Spinning Co., Ltd., Tokyo                                       163,000            199,044
   Fujicco Co., Ltd.                                                     46,000            536,857
 * Fujii & Co., Ltd.                                                     44,000                398
 * Fujiko Co., Ltd.                                                      55,000                995
   Fujikura Kasei Co., Ltd.                                              43,000            315,407
   Fujikura Rubber, Ltd.                                                 34,000            179,851
 # Fujirebio, Inc.                                                       75,000            985,307
 * Fujita Corp.                                                          96,000            109,322
 # Fujita Kanko, Inc.                                                   194,000            754,015
   Fujitec Co., Ltd.                                                    145,000            700,453
 * Fujitsu Access, Ltd.                                                  36,000            201,604
   Fujitsu Business Systems, Ltd.                                        45,300            605,039
   Fujitsu Devices, Inc.                                                 38,000            471,329
   Fujitsu Fronttec, Ltd.                                                41,500            422,222
*# Fujitsu General, Ltd.                                                161,000            624,018
*# Fujiya Co., Ltd.                                                     190,000            281,470
   Fukuda Corp.                                                          65,000            287,509
   Fukushima Bank, Ltd.                                                 271,000            473,395
 * Fukusima Industries Corp.                                             10,500            134,050
 * Fukusuke Corp.                                                        95,000                860
   Fumakilla, Ltd.                                                       24,000             37,618
 * Furukawa Battery Co., Ltd.                                            45,000             79,853
*# Furukawa Co., Ltd.                                                   643,000            666,862
   Fuso Lexel Inc.                                                       17,000            135,239
   Fuso Pharmaceutical Industries, Ltd.                                 157,000            497,721
 * Ga-jo-en Kanko KK                                                     37,000                  0
   Gakken Co., Ltd.                                                     168,000            281,096
 * Generas Corp.                                                         64,000                579
 # Genki Sushi Co., Ltd.                                                 17,200            221,106
   Geostar Corp.                                                         10,000             35,300
   Global-Dining, Inc.                                                    6,200             40,511
 # Godo Steel, Ltd.                                                     242,000            748,957
 * Goldwin, Inc.                                                         76,000            120,517

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Gourmet Kineya Co., Ltd.                                              31,000    $       255,165
 * Graphtec Corp.                                                        39,000             62,610
   Gro-BeLS Co., Ltd.                                                    84,000            114,266
 * GSI Creoss Corp.                                                      90,000            173,995
   Gun-Ei Chemical Industry Co., Ltd.                                   127,000            359,915
   Hagoromo Foods Corp.                                                  29,000            288,231
   Hakuto Co., Ltd.                                                      36,400            461,429
   Hakuyosha Co., Ltd.                                                   57,000            164,958
   Haltec Corp.                                                          32,000             50,528
 * Hamai Co., Ltd.                                                       22,000             27,772
   Hanshin Sogo Bank, Ltd.                                               78,000            166,075
   Hanwa Co., Ltd.                                                      405,000          1,283,436
   Happinet Corp.                                                        15,000            173,684
   Harashin Co., Ltd.                                                    24,300            189,893
   Harima Chemicals, Inc.                                                37,000            252,287
   Haruyama Trading Co., Ltd.                                            21,600            262,268
*# Hayashikane Sangyo Co., Ltd.                                         128,000            147,309
 * Hazama Corp.                                                          36,500             96,101
   Heiwado Co., Ltd.                                                     15,000            192,811
   Hibiya Engineering, Ltd.                                              63,000            484,267
   Higashi-Nippon Bank, Ltd.                                            288,000            765,937
   Hisaka Works, Ltd.                                                    41,000            297,472
   Hitachi Business Solution Co., Ltd.                                   22,700            163,583
   Hitachi Kiden Kogyo, Ltd.                                             20,000             78,044
   Hitachi Koki Co., Ltd.                                               153,000            855,084
   Hitachi Kokusai Electric, Inc.                                        76,000            526,889
   Hitachi Medical Corp.                                                 59,000            751,139
   Hitachi Metals Techno, Ltd.                                           12,000             30,967
 * Hitachi Mobile Co., Ltd.                                              12,000             85,627
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                             177,000            683,203
   Hitachi Powdered Metal Co., Ltd.                                      46,000            288,937
   Hitachi Tool Engineering, Ltd.                                        39,000            287,576
 # Hochiki Corp.                                                         42,000            193,653
*# Hodogaya Chemical Co., Ltd.                                          100,000            329,697
 * Hohsui Corp.                                                          56,000             63,736
   Hokkai Can Co., Ltd., Tokyo                                          106,000            251,323
*# Hokkaido Bank, Ltd.                                                  580,000            984,633
   Hokkaido Coca Cola Bottling Co., Ltd.                                 64,000            381,738
   Hokkaido Gas Co., Ltd.                                                87,000            211,106
   Hokko Chemical Industry Co., Ltd.                                     41,000            135,916
   Hokuetsu Bank, Ltd.                                                  350,000            721,515
   Hokuriku Electric Industry Co., Ltd.                                 112,000            200,711
   Hokuriku Electrical Construction Co.,
     Ltd.                                                                36,000             98,320
   Hokuriku Gas Co., Ltd.                                                64,000            180,039
 * Hokushin Co., Ltd.                                                    39,900             60,579
 # Hokuto Corp.                                                          51,700            796,917
   Homac Corp.                                                           66,500            597,913
   Honshu Chemical Industry Co., Ltd.                                     7,000             38,719
 # Horiba, Ltd.                                                          54,000            755,614
   Horipro, Inc.                                                         23,400            184,452
*# Hosokawa Micron Corp.                                                 40,000            189,641
*# Howa Machinery, Ltd.                                                 181,000            198,251
*# Ichida and Co., Ltd.                                                  23,400             41,823
   Ichikawa Co., Ltd.                                                    49,000            147,498
   Ichiken Co., Ltd.                                                     48,000             57,703
   Ichikoh Industries, Ltd.                                             141,000            338,362
   Ichiyoshi Securities Co., Ltd.                                        87,000            620,530
 # Icom, Inc.                                                            23,600            562,646
   Idec Izumi Corp.                                                      54,500            500,919
   Ihara Chemical Industry Co., Ltd.                                     80,000    $       179,688
 # Iino Kaiun Kaisha, Ltd.                                              161,000            670,569
*# Ikegami Tsushinki Co., Ltd.                                          102,000            198,983
   i-Logistics Corp.                                                     35,000             56,959
 * Imasen Electric Industrial Co., Ltd.                                  15,800            114,371
   Impact 21 Co., Ltd.                                                   30,600            717,490
 * Impress Corp.                                                            178            209,002
   Inaba Denki Sangyo Co., Ltd.                                          40,500            823,449
 # Inaba Seisa Kusho Co., Ltd.                                           28,400            439,330
   Inabata and Co., Ltd., Osaka                                          95,000            676,033
   Inageya Co., Ltd.                                                     83,000            760,182
   Ines Corp.                                                            80,400            790,994
   I-Net Corp.                                                           12,000             44,213
 # Information Services
     International-Dentsu, Ltd.                                          51,800            669,069
   Intec, Inc.                                                           65,000            424,553
 # Inui Steamship Co., Ltd.                                              31,000            102,802
   ISE Chemicals Corp.                                                   38,000            130,391
 # Iseki & Co., Ltd.                                                    348,000            864,470
   Ishihara Sangyo Kaisha, Ltd.                                         133,000            260,764
   Ishii Hyoki Co., Ltd.                                                  8,600             92,904
*# Ishii Iron Works Co., Ltd.                                            52,000             66,494
*# Ishikawa Seisakusho, Ltd.                                             75,000             93,520
   Ishikawajima Construction Materials
     Co., Ltd.                                                           18,000             48,056
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                                16,000             40,623
   Ishizuka Glass Co., Ltd.                                              49,000            100,512
   Itochu Enex Co., Ltd.                                                149,300            757,807
   Itochu Shokuh Co., Ltd.                                               20,700            759,029
   Itoki Crebio Corp.                                                    56,000            147,977
   Iwaki & Co., Ltd.                                                     38,000             96,233
 # Iwasaki Electric Co., Ltd.                                           110,000            389,506
   Iwatani International Corp.                                          389,000            879,705
 * Iwatsu Electric Co., Ltd.                                            145,000            312,103
 * Izuhakone Railway Co., Ltd.                                              300             36,643
*# Izukyu Corp.                                                          11,700             84,657
   Izumiya Co., Ltd.                                                    135,000            871,311
*# Izutsuya Co., Ltd.                                                   123,000            238,055
 # Jac Holdings Co., Ltd.                                                11,000             44,169
   Jaccs Co., Ltd.                                                      207,000          1,204,962
 * Jalux, Inc.                                                            9,700            170,985
   Jamco Corp.                                                           18,000             71,878
*# Janome Sewing Machine Co., Ltd.                                      224,000            328,562
   Japan Business Computer Co., Ltd.                                     34,000            214,964
 # Japan Carlit Co., Ltd.                                                28,000            183,761
 # Japan Cash Machine Co., Ltd.                                          29,810            823,382
   Japan Digital Laboratory Co., Ltd.                                    53,900            583,792
   Japan Foundation Engineering Co.,
     Ltd.                                                                49,200            223,870
   Japan Information Processing
     Service Co., Ltd.                                                   31,800            229,277
   Japan Kenzai Co., Ltd.                                                30,400            247,349
   Japan Maintenance Co., Ltd.                                           27,000            215,447
   Japan Medical Dynamic Marketing
     Inc.                                                                26,100            304,476
   Japan Oil Transportation Co., Ltd.                                    45,000            100,000
 # Japan Pulp and Paper Co., Ltd.                                       229,000            746,172
 * Japan Radio Co., Ltd.                                                 38,000            163,509
   Japan Servo Co., Ltd.                                                 51,000            136,344
   Japan Steel Tower Co., Ltd.                                           19,000             36,124

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Japan Steel Works, Ltd.                                              590,000    $       843,246
 # Japan Storage Battery Co., Ltd.                                      529,000          1,186,989
 # Japan Transcity Corp.                                                 94,000            233,432
   Japan Vilene Co., Ltd.                                               101,000            325,528
   Japan Wool Textile Co., Ltd.                                         138,000            685,988
   Jastec Co., Ltd.                                                      11,600            188,047
   Jeans Mate Corp.                                                      12,740            149,719
 # Jeol, Ltd.                                                           119,000            768,302
*# Jidosha Denki Kogyo Co., Ltd.                                         34,000             57,826
   JMS Co., Ltd.                                                         49,000            147,373
   Joban Kosan Co., Ltd.                                                101,000            154,459
   J-Oil Mills, Inc.                                                    274,000            788,809
   Joint Corp.                                                           24,900            430,672
 # Joshin Denki Co., Ltd.                                                98,000            352,894
   Jsp Corp.                                                             42,300            451,784
   Juel Verite Ohkubo Co., Ltd.                                          24,000             62,245
*# Jujiya Co., Ltd.                                                     321,000            301,591
*# Juki Corp.                                                           153,000            535,541
 * Jyomo Co., Ltd.                                                       48,000            100,311
 # K.R.S. Corp.                                                          17,000            312,052
   Kabuki-Za Co., Ltd.                                                   15,000            556,310
   Kadokawa Holdings, Inc.                                               27,000            862,436
 # Kaga Electronics Co., Ltd.                                            38,400            699,769
   Kagawa Bank, Ltd.                                                    126,350            656,099
 # Kagome Co., Ltd.                                                      41,600            381,756
   Kahma Co., Ltd.                                                       51,400            626,962
 # Kaken Pharmaceutical Co., Ltd.                                       146,000            794,601
 * Kakuei (L.) Corp.                                                    100,000                905
*# Kamagai Gumi Co., Ltd.                                                87,800            206,055
   Kameda Seika Co., Ltd.                                                33,000            230,035
   Kamei Corp.                                                           59,000            370,959
   Kanaden Corp.                                                         55,000            270,107
   Kanagawa Chuo Kotsu Co., Ltd.                                        100,000            584,161
   Kanamoto Co., Ltd.                                                    43,000            214,047
*# Kanebo, Ltd.                                                         723,000            581,724
*# Kanematsu Corp.                                                      534,500            846,434
   Kanematsu Electronics, Ltd.                                           45,500            519,270
 * Kanematsu-NNK Corp.                                                   60,000            142,761
   Kanto Auto Works, Ltd., Yokosuka                                      78,000            767,789
 # Kanto Denka Kogyo Co., Ltd.                                           83,000            402,113
   Kanto Natural Gas Development Co.,
     Ltd.                                                               104,000            582,724
 # Kanto Tsukuba Bank, Ltd.                                              45,500            355,602
   Kasai Kogyo Co., Ltd.                                                 59,000            160,352
   Kasei (C.I.) Co., Ltd.                                                46,000            153,073
 # Kasumi Co., Ltd.                                                     132,000            770,311
   Katakura Chikkarin Co., Ltd.                                          17,000             51,668
   Katakura Industries Co., Ltd.                                         55,000            557,222
   Kato Sangyo Co., Ltd.                                                 60,300            790,104
 # Kato Works Co., Ltd.                                                  82,000            167,582
   Katsumura Construction Co., Ltd.                                      48,600             50,523
   Kawada Industries, Inc.                                               76,000            194,284
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                             99,000            137,041
 * Kawasaki Kasei Chemicals, Ltd.                                        36,000             35,556
   Kawashima Textile Manufacturers,
     Ltd.                                                               126,000            160,902
 * Kawasho Corp.                                                        549,000          1,358,075
   Kawasho Gecoss Corp.                                                  57,900            229,823
   Kawasumi Laboratories, Inc.                                           26,000            175,210
   Kawatetsu Systems, Inc.                                                  112            156,311
   Kayaba Industry Co., Ltd.                                             40,000    $       136,781
 * Keihanshin Real Estate Co., Ltd.                                      25,000            114,767
 # Keihin Co., Ltd.                                                     100,000            172,870
   Keiiyu Co., Ltd.                                                      15,000            147,949
   Keiyo Co., Ltd.                                                      139,900            664,860
 # Kentucky Fried Chicken Japan, Ltd.                                    55,000          1,072,451
*# Kenwood Corp.                                                        382,000            943,261
 # Key Coffee, Inc.                                                      33,000            440,938
 # Kibun Food Chemifa Co., Ltd.                                          42,000            760,650
 * Kimmon Manufacturing Co., Ltd.                                        41,000             48,965
 * Kimura Chemical Plants Co., Ltd.                                      27,000             39,325
   Kinki Coca-Cola Bottling Co., Ltd.                                    97,000            844,952
*# Kinki Nippon Tourist Co., Ltd.                                       133,000            371,726
 # Kinki Sharyo Co., Ltd., Nagaokakyo                                   101,000            261,205
 * Kinsho Corp.                                                          21,000             60,914
 # Kinugawa Rubber Industrial Co., Ltd.                                 107,000            236,554
   Kioritz Corp.                                                         96,000            217,386
 # Kishu Paper Co., Ltd.                                                125,000            204,561
   Kisoji Co., Ltd.                                                      34,400            462,341
 # Kitagawa Iron Works Co., Ltd.                                        124,000            211,328
   Kita-Nippon Bank, Ltd.                                                13,006            610,281
   Kitano Construction Corp.                                            124,000            227,816
   Kitazawa Sangyo Co., Ltd.                                             17,500             39,409
 # Kitz Corp.                                                           234,000            890,517
   Koa Corp.                                                             67,300            591,787
   Koatsu Gas Kogyo Co., Ltd.                                            78,000            250,970
   Kobayashi Yoko Co., Ltd.                                              16,900            324,880
   Kodensha Co., Ltd.                                                    14,000             39,268
   Koekisha Co., Ltd.                                                     9,600            218,290
 # Kohnan Shoji Co., Ltd.                                                29,500            564,588
   Kohsoku Corp.                                                         24,000            232,330
   Koike Sanso Kogyo Co., Ltd.                                           71,000            126,392
   Koito Industries, Ltd.                                                66,000            277,472
 # Kojima Co., Ltd.                                                      61,800            732,677
 * Kokune Corp.                                                          42,000                380
 * Kokusai Kogyo Co., Ltd.                                               60,000            188,194
   Komai Tekko, Inc.                                                     53,000            122,227
 # Komatsu Electronics Metals Co., Ltd.                                  46,800            579,024
   Komatsu Seiren Co., Ltd.                                              53,000            208,740
   Komatsu Wall Industry Co., Ltd.                                       17,300            289,779
   Konaka Co., Ltd.                                                      29,700            408,203
 # Konami Sports Corp.                                                   43,800            762,592
   Kondotec, Inc.                                                        12,500             65,324
   Konishi Co., Ltd.                                                     28,000            236,010
   Kosaido Co., Ltd.                                                     34,000            294,934
 # Kosei Securities Co., Ltd.                                           137,000            308,983
*# Kubotek Corp.                                                            147            244,055
   Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              108,000            260,020
   Kurabo Industries, Ltd.                                              372,000            632,944
   Kureha Chemical Industry Co., Ltd.                                    36,000            144,153
 # Kurimoto, Ltd.                                                       202,000            403,048
 # Kuroda Electric Co., Ltd.                                             31,200          1,322,088
   Kurosaki Harima Corp.                                                125,000            209,259
   Kyoden Co., Ltd.                                                      79,000            628,726
   Kyodo Printing Co., Ltd.                                             152,000            531,461
 # Kyodo Shiryo Co., Ltd.                                               145,000            166,603
   Kyoei Sangyo Co., Ltd.                                                44,000            150,438
 # Kyoei Tanker Co., Ltd.                                                53,000            116,210
   Kyokuto Boeki Kaisha, Ltd.                                            36,000             92,644
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      44,800            523,585

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kyokuyo Co., Ltd.                                                    167,000    $       270,807
 # Kyoritsu Maintenance Co., Ltd.                                        15,400            323,685
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                                97,000            325,983
   Kyoto Kimono Yuzen Co., Ltd.                                             128            285,941
   Kyowa Electronic Instruments Co.,
     Ltd.                                                                30,000             86,679
   Kyowa Exeo Corp.                                                      22,000            144,411
   Kyowa Leather Cloth Co., Ltd.                                         32,000            196,984
   Kyudenko Corp.                                                       140,000            645,788
   Kyushu-Shinwa Holdings, Inc.                                         487,000          1,032,380
 # Laox Co., Ltd.                                                        54,000            131,946
   Life Corp.                                                            25,400            267,218
 * Link Consulting Associates - Japan
     Corp.                                                                8,600             72,708
 * Lonseal Corp.                                                         69,000             56,213
 * Look, Inc.                                                            50,000            207,617
   Macnica, Inc.                                                         28,400            795,318
   Maeda Corp.                                                           38,000            162,119
   Maeda Road Construction Co., Ltd.                                    155,000          1,073,668
   Maezawa Industries, Inc.                                              27,700            138,077
   Maezawa Kaisei Industries Co., Ltd.                                   20,600            331,461
   Maezawa Kyuso Industries Co., Ltd.                                    25,400            248,181
 * Magara Construction Co., Ltd.                                         61,000             60,512
 # Makino Milling Machine Co., Ltd.                                     141,000            872,537
 * Mamiya-Op Co., Ltd.                                                   58,000             82,435
   Marche Corp.                                                          10,700            103,880
 # Mars Engineering Corp.                                                22,200          1,311,312
   Marubeni Construction Material Lease
     Co., Ltd.                                                           54,000             90,519
   Marubun Corp.                                                         44,600            338,758
   Marudai Food Co., Ltd.                                               189,000            350,662
 * Maruei Department Store Co., Ltd.                                     72,000            158,506
 # Maruetsu, Inc.                                                        27,000            148,610
   Maruha Group, Inc.                                                   477,000            794,101
*# Maruishi Cycle Industries, Ltd.                                      214,000             34,856
   Marusan Securities Co., Ltd.                                         106,000            631,593
   Maruwa Co., Ltd.                                                      17,500            291,098
   Maruwn Corp.                                                          44,000            117,182
   Maruya Co., Ltd.                                                      14,000            101,231
   Maruyama Manufacturing Co., Inc.                                      73,000            106,885
*# Maruzen Co., Ltd.                                                    179,000            370,718
   Maruzen Co., Ltd. - General
     Commercial Kitchen Appliances &
     Equipment                                                           30,000            173,741
   Maruzen Showa Unyu Co., Ltd.                                         156,000            448,427
   Maspro Denkoh Corp.                                                   32,300            336,264
   Matsuda Sangyo Co., Ltd.                                              34,500            282,370
   Matsui Construction Co., Ltd.                                         40,000            125,124
 * Matsuo Bridge Co., Ltd.                                               37,000             90,482
 # Matsuya Co., Ltd.                                                     84,000            344,168
 # Matsuya Foods Co., Ltd.                                               30,300            651,460
   Matsuzakaya Co., Ltd.                                                189,077            823,964
   Max Co., Ltd.                                                         84,000            923,345
 * Maxvalu Tohok Co., Ltd.                                               12,900            108,568
 # Megachips Corp.                                                       39,100            371,112
 # Meidensha Corp.                                                      378,050            777,496
*# Meiji Machine Co., Ltd.                                               90,000             86,190
   Meiji Shipping Co., Ltd.                                              47,000            160,448
   Meisei Industrial Co., Ltd.                                           29,000            105,051
   Meito Sangyo Co., Ltd.                                                41,700            678,806
   Meito Transportation Co., Ltd.                                        22,000    $       171,752
 # Meiwa Estate Co., Ltd.                                                34,000            360,081
   Meiwa Industry Co., Ltd.                                              15,000             43,356
 * Meiwa Trading Co., Ltd.                                               55,000            118,536
   Melco Holdings, Inc.                                                   9,000            228,003
   Mercian Corp.                                                        212,000            518,609
   Mikuni Coca-Cola Bottling Co., Ltd.                                   76,000            666,588
 # Milbon Co., Ltd.                                                      14,900            391,741
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                                33,200            494,924
   Ministop Co., Ltd.                                                    45,500            744,606
   Mirai Group Co., Ltd.                                                 49,000             86,721
   Miroku Jyoho Service Co., Ltd.                                        22,500            203,687
 * Misawa Homes Holdings, Inc.                                          262,900            735,533
 # Misawa Resort Co., Ltd.                                               90,000            256,731
   Mito Securities Co., Ltd.                                            113,000            373,596
   Mitsuba Corp.                                                         60,000            340,886
 * Mitsubishi Cable Industries, Ltd.                                    277,000            330,724
 * Mitsubishi Kakoki Kaisha, Ltd.                                       117,000            166,467
 # Mitsubishi Paper Mills, Ltd.                                         505,000            759,934
   Mitsubishi Pencil Co., Ltd.                                           61,000            468,783
 # Mitsubishi Plastics, Inc.                                            333,000            830,724
   Mitsubishi Shindoh Co., Ltd.                                          82,000            178,091
 # Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               253,000            341,478
   Mitsuboshi Belting, Ltd.                                             153,000            569,271
   Mitsui High-Tec, Inc.                                                 68,400            806,062
   Mitsui Home Co., Ltd.                                                 97,000            519,421
 # Mitsui Knowledge Industry Co., Ltd.                                   20,100            206,469
*# Mitsui Matsushima Co., Ltd.                                           90,000            123,857
 * Mitsui Mining Co., Ltd.                                              112,500            131,305
   Mitsui Sugar Co., Ltd.                                               145,000            333,097
   Mitsui-Soko Co., Ltd.                                                221,000            664,820
   Mitsumi Electric Co., Ltd.                                            34,800            356,175
 # Mitsumura Printing Co., Ltd.                                          49,000            334,866
   Mitsuuroko Co., Ltd.                                                 107,000            648,293
   Miura Co., Ltd.                                                       66,400          1,036,205
   Miura Printing Corp.                                                  16,000             52,934
   Miyaji Engineering Group                                              90,000            154,716
   Miyazaki Bank, Ltd.                                                  275,000          1,029,276
 # Miyoshi Oil & Fat Co., Ltd.                                          120,000            230,204
 # Miyuki Keori Co., Ltd.                                                50,000            168,599
   Mizuno Corp.                                                         205,000            956,560
 * Momiji Holdings, Inc.                                                    340            728,907
   Mori Seiki Co., Ltd.                                                  19,900            166,206
 # Morinaga & Co., Ltd.                                                 419,000            911,417
*# Morishita Jinton Co., Ltd.                                            32,800            136,168
   Morita Corp.                                                          74,000            285,272
 # Moritex Corp.                                                         15,000            133,184
   Morozoff, Ltd., Osaka                                                 50,000             92,305
   Mory Industries, Inc.                                                 66,000            167,633
   Mos Food Services, Inc.                                               47,000            556,643
   Moshi Moshi Hotline, Inc.                                              8,700            553,884
 # MR Max Corp.                                                          56,300            187,298
 * Mutoh Industries, Ltd.                                                78,000            186,279
   Mutow Co., Ltd.                                                       38,000            186,987
   Myojo Foods Co., Ltd.                                                 67,000            379,148
   Nabtesco Corp.                                                       210,000          1,084,913
 # NAC Co., Ltd.                                                         13,000            104,096
 # Nachi-Fujikoshi Corp.                                                433,000          1,367,895
   Nagano Bank, Ltd.                                                    122,000            384,709

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Nagano Japan Radio Co., Ltd.                                          27,000    $        45,038
 # Nagatanien Co., Ltd.                                                  56,000            416,553
*# Naigai Co., Ltd.                                                     109,000            102,707
   Nakabayashi Co., Ltd.                                                 76,000            120,240
 # Nakamuraya Co., Ltd.                                                  85,000            251,699
 * Nakano Corp.                                                          49,000            118,016
 # Nakayama Steel Works, Ltd.                                           186,000            593,215
   Nakayo Telecommunications, Inc.                                       36,000            148,093
 # NEC Infrontia Corp.                                                  196,000            539,191
 * NEC Mobiling, Ltd.                                                     3,200             89,463
 # NEC System Integration &
     Construction, Ltd.                                                  65,000            565,309
 # NEC Tokin Corp.                                                      180,000            859,720
   Neturen Co., Ltd., Tokyo                                              66,000            342,901
   New Japan Radio Co., Ltd.                                             62,000            772,698
 * New Real Property KK                                                  43,900                  0
 # Nichia Steel Works, Ltd.                                              67,900            213,197
 # Nichias Corp.                                                        237,000            868,589
 # Nichiban Co., Ltd.                                                    58,000            161,610
 * Nichiboshin, Ltd.                                                      1,190              1,077
   Nichiha Corp.                                                         64,980            958,119
   Nichimo Co., Ltd.                                                     54,000            108,885
 * Nichimo Corp.                                                         85,000             84,373
 # Nichireki Co., Ltd.                                                   44,000            152,863
 # Nichiro Corp.                                                        289,000            410,334
   Nidec Tosok Corp.                                                     24,500            382,096
   Nihon Dempa Kogyo Co., Ltd.                                           32,100            700,780
   Nihon Eslead Corp.                                                    19,440            375,412
 # Nihon Inter Electronics Corp.                                         54,000            515,015
   Nihon Kagaku Sangyo Co., Ltd.                                         32,000            139,896
 * Nihon Kentetsu Co., Ltd.                                              27,000             58,461
   Nihon Kohden Corp.                                                    85,000            983,453
   Nihon Matai Co., Ltd.                                                 50,000             92,359
   Nihon Nohyaku Co., Ltd.                                              103,000            191,101
 # Nihon Parkerizing Co., Ltd.                                          105,000            674,468
   Nihon Seiko Co., Ltd.                                                 11,000             33,322
   Nihon Shokuh Kako Co., Ltd.                                           26,000             55,282
 * Nihon Spindle Manufacturing Co., Ltd.                                 56,000             90,139
   Nihon Tokushu Toryo Co., Ltd.                                         35,000            202,979
   Nikken Chemicals Co., Ltd.                                            81,000            226,733
   Nikkiso Co., Ltd.                                                    107,000            445,772
   Nikko Co., Ltd., Akashi                                               52,000            163,249
 * Nippei Toyama Corp.                                                   80,000            158,599
   Nippo Corp.                                                           25,000            136,880
 * Nippon Avionics Co., Ltd.                                             40,000            108,454
   Nippon Beet Sugar Manufacturing Co.,
     Ltd.                                                               243,000            417,652
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                              101,000            154,560
 # Nippon Carbon Co., Ltd.                                              177,000            267,184
 # Nippon Ceramic Co., Ltd.                                              37,000            436,412
   Nippon Chemical Industrial Co., Ltd.                                 131,000            455,079
 # Nippon Chemi-Con Corp.                                               197,000          1,021,558
 * Nippon Chemiphar Co., Ltd.                                            49,000            150,010
   Nippon Chutetsukan KK                                                 44,000             82,047
   Nippon Concrete Industries Co., Ltd.                                  65,000             99,586
 * Nippon Conlux Co., Ltd.                                               30,000            188,645
 * Nippon Conveyor Co., Ltd.                                             43,000             40,907
 # Nippon Denko Co., Ltd.                                               159,000            564,470
   Nippon Densetsu Kogyo Co., Ltd.                                       93,000            372,211
   Nippon Denwa Shisetu Co., Ltd.                                       104,000            341,379
   Nippon Felt Co., Ltd.                                                 28,000    $        97,306
 # Nippon Fine Chemical Co., Ltd.                                        40,000            155,205
   Nippon Flour Mills Co., Ltd.                                         186,000            828,584
 * Nippon Foil Mfg., Co., Ltd.                                           21,000             47,119
 # Nippon Formula Feed Manufacturing
     Co., Ltd.                                                          100,000            163,559
   Nippon Gas Co., Ltd.                                                  62,000            429,371
   Nippon Hume Corp.                                                     43,000             97,228
 # Nippon Kanzai Co., Ltd.                                               32,700            516,695
*# Nippon Kasei Chemical Co., Ltd.                                      154,000            200,292
 * Nippon Kinzoku Co., Ltd.                                              93,000            155,931
 # Nippon Koei Co., Ltd., Tokyo                                         137,000            301,032
   Nippon Konpo Unyu Soko Co., Ltd.                                     115,000          1,036,979
*# Nippon Koshuha Steel Co., Ltd.                                       221,000            273,875
*# Nippon Metal Industry Co., Ltd.                                      230,000            325,126
   Nippon Pigment Co., Ltd.                                              11,000             29,746
   Nippon Pillar Packing Co., Ltd.                                       33,000            207,707
   Nippon Piston Ring Co., Ltd.                                         133,000            218,274
   Nippon Road Co., Ltd.                                                147,000            259,144
 # Nippon Seiki Co., Ltd.                                                85,000            695,474
   Nippon Seisen Co., Ltd.                                               39,000            153,296
   Nippon Sharyo, Ltd.                                                  233,000            591,050
   Nippon Shinyaku Co., Ltd.                                            111,000            627,801
   Nippon Signal Co., Ltd.                                              109,000            584,298
   Nippon Soda Co., Ltd.                                                215,000            560,485
   Nippon Suisan Kaisha, Ltd.                                           133,000            318,926
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          152,000            326,127
   Nippon System Development Co., Ltd.                                   40,600            786,274
   Nippon Systemware Co., Ltd.                                           20,000            150,615
 # Nippon Thompson Co., Ltd.                                            117,000            833,024
   Nippon Tungsten Co., Ltd.                                             44,000             99,396
   Nippon Valqua Industries, Ltd.                                       119,000            268,919
*# Nippon Yakin Kogyo Co., Ltd.                                         117,500            367,528
   Nippon Yusoki Co., Ltd.                                               49,000            136,787
   Nishimatsuya Chain Co., Ltd.                                          36,720          1,288,842
   Nishishiba Electric Co., Ltd.                                         28,000             45,663
*# Nissan Diesel Motor Co., Ltd.                                        378,000            870,695
 * Nissei Corp.                                                          10,900            102,045
   Nissei Plastic Industrial Co., Ltd.                                   35,000            233,678
 * Nisseki House Industry Co., Ltd.                                     260,000              2,352
 # Nissha Printing Co., Ltd.                                             81,000          1,211,670
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                               293,000            972,441
   Nisshin Fudosan Co., Ltd.                                             22,400            237,302
   Nissho Electronics Corp.                                              49,900            391,182
 # Nissin Co., Ltd.                                                     413,200          1,447,382
   Nissin Corp.                                                         150,000            323,617
 * Nissin Electric Co., Ltd.                                            162,000            575,644
   Nissin Kogyo Co., Ltd.                                                33,800            807,983
   Nissin Sugar Manufacturing Co., Ltd.                                  74,000            133,544
   Nissui Pharmaceutical Co., Ltd.                                       34,000            199,438
   Nitchitsu Co., Ltd.                                                   14,000             24,483
   Nitta Corp.                                                           46,400            650,501
   Nittan Valve Co., Ltd.                                                58,000            230,230
   Nittetsu Mining Co., Ltd.                                            132,000            481,533
 # Nittetsu Steel Sheet Corp.                                           117,000            259,551
   Nitto Boseki Co., Ltd.                                               364,000            761,445
   Nitto Electric Works, Ltd.                                            72,100            593,495
 # Nitto Flour Milling Co., Ltd.                                         54,000            122,292
   Nitto Kohki Co., Ltd.                                                 36,000            684,901

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nitto Seiko Co., Ltd.                                                 56,000    $       111,779
 # Nitto Seimo Co., Ltd.                                                 32,000             69,257
*# Nittoc Construction Co., Ltd.                                         61,000            127,816
 * NIWS Co., Ltd.                                                            58            169,215
   Noda Corp.                                                             2,800             16,940
   NOF Corp.                                                             39,000            145,075
   Nohmi Bosai, Ltd.                                                     59,000            315,857
   Nomura Co., Ltd.                                                      61,000            346,425
   Noritake Co., Ltd.                                                   320,000          1,274,424
   Noritz Corp.                                                          11,200            174,431
   Nosan Corp.                                                          201,000            369,074
   Obayashi Road Corp.                                                   65,000            120,125
   Odakyu Construction Co., Ltd.                                         29,000             81,456
   Odakyu Real Estate Co., Ltd.                                          58,000            145,824
   Oenon Holdings, Inc.                                                  74,000            180,834
 * Ohki Corp.                                                            73,000                660
 * Ohmori Co., Ltd.                                                      18,400              9,354
   Oie Sangyo Co., Ltd.                                                  13,200            101,524
   Oiles Corp.                                                           32,500            660,007
   Oita Bank, Ltd.                                                       39,000            190,332
   Okabe Co., Ltd.                                                       29,000             93,107
 # Okamoto Industries, Inc.                                             212,000            541,020
 * Okamoto Machine Tool Works, Ltd.                                      75,000            200,287
   Okamura Corp.                                                         24,000            183,348
   Okaya Electric Industries Co., Ltd.                                   32,000             92,616
   Oki Electric Cable Co., Ltd.                                          56,000            104,003
   Okinawa Electric Power Co., Ltd.                                      22,900            798,039
 * OKK Corp.                                                            101,000            157,276
 * Okuma and Howa Machinery, Ltd.                                        69,000            119,947
*# Okuma Corp.                                                          193,000            690,948
 # Okura Industrial Co., Ltd.                                            96,000            597,749
   Okuwa Co., Ltd.                                                       73,000            847,075
   Olympic Corp.                                                         36,100            467,727
 # O-M, Ltd.                                                             46,000             70,660
 * Omikenshi Co., Ltd.                                                   53,000             46,832
   Ono Sokki Co., Ltd.                                                   43,000            305,600
 * Onoken Co., Ltd.                                                      11,000            101,858
   Organo Corp.                                                         101,000            480,148
 * Orient Watch Co., Ltd.                                                12,000              4,451
 # Oriental Construction Co., Ltd.                                       39,000            184,778
   Oriental Yeast Co., Ltd.                                              52,000            447,759
 # Origin Electric Co., Ltd.                                             54,000            273,941
   Osaka Securities Finance Co., Ltd.                                    54,000            158,238
   Osaka Steel Co., Ltd.                                                 72,200            805,262
 # Osaki Electric Co., Ltd.                                              56,000            273,440
   Oyo Corp.                                                             45,800            475,582
 # P.S. Mitsubishi Construction Co., Ltd.                                46,500            187,883
   Pacific Industrial Co., Ltd.                                          86,000            349,923
 * Pacific Metals Co., Ltd.                                              44,000            166,580
 # Parco Co., Ltd.                                                      124,000            737,017
 * Pasco Corp.                                                          111,500            310,911
   Patlite Corp.                                                         13,440            243,237
   PCA Corp.                                                             12,000            146,720
*# Penta-Ocean Construction Co., Ltd.                                   574,000            986,761
 # Pentax Corp.                                                         180,000            874,492
   Petrolub International Co., Ltd.                                      24,800            107,673
 * PIA Corp.                                                              4,600             99,355
   Pigeon Corp.                                                          37,000            518,294
   Pilot Corp.                                                               65            195,443
   Piolax, Inc.                                                          19,600            354,194
   Pocket Card Co., Ltd.                                                 41,000            439,948
 # Pokka Corp.                                                           48,000    $       184,258
   Poplar Co., Ltd.                                                      13,560            180,413
   Posful Corp.                                                          36,900            227,120
*# Press Kogyo Co., Ltd.                                                162,000            368,272
*# Prima Meat Packers, Ltd.                                             355,000            379,449
   Pulstec Industrial Co., Ltd.                                          21,200            130,988
   Q'Sai Co., Ltd.                                                       51,600            468,146
   Raito Kogyo Co., Ltd.                                                 84,900            372,372
   Rasa Industries, Ltd.                                                119,000            286,093
*# Renown D'urban Holdings, Inc.                                         53,880            724,900
 # Resorttrust Inc.                                                      42,600          1,112,227
   Rheon Automatic Machinery Co., Ltd.                                   40,000            122,314
   Rhythm Watch Co., Ltd.                                               344,000            654,961
   Ricoh Elemex Corp.                                                    35,000            161,264
   Ricoh Leasing Co., Ltd.                                               10,000            267,359
   Right On Co., Ltd.                                                    25,200            925,370
   Rikei Corp.                                                           22,500             53,987
   Riken Corp.                                                          193,000            635,213
   Riken Keiki Co., Ltd.                                                 33,000            169,531
   Riken Technos Corp.                                                   93,000            297,640
   Riken Vitamin Co., Ltd.                                               37,000            667,465
   Ringer Hut Co., Ltd.                                                  38,300            395,273
   Rion Co., Ltd.                                                         5,000             23,337
 # Rock Field Co., Ltd.                                                  25,300            404,217
   Rohto Pharmaceutical Co., Ltd.                                        83,000            814,658
   Roland Corp.                                                          40,600            657,857
   Roland DG Corp.                                                        3,000            114,263
   Royal Co., Ltd.                                                       71,000          1,085,957
   Ryobi, Ltd.                                                          265,000            921,361
   Ryoden Trading Co., Ltd.                                              70,000            408,611
   Ryosan Co., Ltd.                                                      10,300            216,344
   Ryoyo Electro Corp.                                                   48,400            621,802
   S Foods, Inc.                                                         28,000            180,012
*# S Science Co., Ltd.                                                  285,000            111,068
 # S.T. Chemical Co., Ltd.                                               48,000            550,668
*# Saeki Kensetsu Kogyo Co., Ltd.                                        71,000             74,476
 # Sagami Chain Co., Ltd.                                                37,000            315,406
   Sagami Co., Ltd.                                                      51,000            179,050
   Sagami Rubber Industries Co., Ltd.                                    15,000             41,464
 * Saibu Gas Co., Ltd.                                                  102,000            189,211
 * Sailor Pen Co., Ltd.                                                  74,000            216,027
 # Saizeriya Co., Ltd.                                                   78,100          1,073,692
   Sakai Chemical Industry Co., Ltd.                                    162,000            682,653
   Sakai Heavy Industries, Ltd.                                          60,000            154,660
 * Sakai Ovex Co., Ltd.                                                  85,000            161,607
   Sakata Inx Corp.                                                      92,000            453,580
   Sakata Seed Corp.                                                     78,900            992,678
 * Sakurada Co., Ltd.                                                    38,000             51,348
   Sala Corp.                                                            56,000            243,480
   San-Ai Oil Co., Ltd.                                                 134,000            476,821
 # Sanix, Inc.                                                           65,000            426,894
   Sankei Building Co., Ltd.                                             69,000            375,073
   Sanki Engineering Co., Ltd.                                          120,000            765,295
   Sanko Co., Ltd.                                                       12,000             76,229
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               54,000            113,967
   Sankyo Seiko Co., Ltd.                                                86,000            342,451
 # Sankyu, Inc., Tokyo                                                  415,000            747,277
   Sanoh Industrial Co., Ltd.                                            53,000            282,719
 # Sanrio Co., Ltd.                                                      58,600            700,135
   Sanshin Electronics Co., Ltd.                                         57,000            400,118

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sanyo Denki Co., Ltd.                                                 95,000    $       359,389
   Sanyo Electric Credit Co., Ltd.                                       48,600          1,046,299
   Sanyo Engineering & Construction,
     Inc.                                                                34,000            147,926
   Sanyo Industries, Ltd., Tokyo                                         48,000            123,557
 # Sanyo Special Steel Co., Ltd.                                        283,000            438,173
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              201,000            209,212
 * Sata Construction Co., Ltd., Gumma                                    61,000             58,525
 * Sato Corp.                                                             7,000            174,231
   Sato Shoji Corp.                                                      31,000            184,382
   Satori Electric Co., Ltd.                                             24,480            347,086
   Sawafugji Electric Co., Ltd.                                          31,000             65,788
 * Secom Joshinetsu Co., Ltd.                                             7,200            128,518
   Secom Techno Service Co., Ltd.                                        19,500            656,263
 * Seibu Electric Industry Co., Ltd.                                     24,000            100,430
 # Seijo Corp.                                                           17,400            230,853
   Seika Corp.                                                          145,000            242,568
 * Seikitokyu Kogyo Co., Ltd.                                            86,000             94,985
   Seiko Corp.                                                          180,407          1,134,705
 # Seiren Co., Ltd.                                                      92,000            605,762
 # Sekisui Jushi Co., Ltd.                                               73,000            386,335
   Sekisui Plastics Co., Ltd.                                           145,000            404,361
   Sekiwa Real Eastate, Ltd.                                             36,000            380,029
   Sekiwa Real Estate Chubu, Ltd.                                         7,000             38,986
   Senko Co., Ltd.                                                      205,000            737,281
 # Senshukai Co., Ltd.                                                   75,000            721,112
   Shaddy Co., Ltd.                                                      32,200            376,855
*# Shibaura Mechatronics Corp.                                           79,000            586,164
   Shibusawa Warehouse Co., Ltd.                                        115,000            260,941
 # Shibuya Kogyo Co., Ltd.                                               54,000            429,512
 * Shikibo, Ltd.                                                        155,000            187,925
   Shikoku Chemicals Corp.                                               89,000            324,522
   Shikoku Coca-Cola Bottling Co., Ltd.                                  37,000            401,595
   Shimizu Bank, Ltd.                                                    15,500            732,481
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                31,180            167,852
   Shinagawa Refractories Co., Ltd.                                     104,000            228,597
 * Shindengen Electric Manufacturing Co.,
     Ltd.                                                               129,000            445,545
   Shin-Etsu Polymer Co., Ltd.                                          124,000            747,647
 # Shinkawa, Ltd.                                                        30,200            675,516
   Shin-Keisei Electric Railway Co., Ltd.                                97,000            324,266
   Shinki Co., Ltd.                                                      61,000            356,864
 # Shinko Electric Co., Ltd.                                            257,000            658,243
   Shinko Plantech Co., Ltd.                                             27,000             27,872
   Shinko Shoji Co., Ltd.                                                29,000            203,554
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                                71,000            250,998
   Shinmaywa Industries, Ltd.                                           203,000            760,870
 # Shinsho Corp.                                                        110,000            199,233
 # Shinwa Kaiun Kaisha, Ltd.                                            257,000            593,886
   Shinyei Kaisha                                                        54,000            110,709
   Shiraishi Corp.                                                       25,000             40,930
   Shiroki Co., Ltd.                                                    132,000            281,112
   Shizuki Electric Co., Inc.                                            47,000            121,645
 * Shizuokagas Co., Ltd.                                                 25,000             91,643
 # Sho-Bond Corp.                                                        46,200            269,960
   Shobunsha Publications, Inc.                                          25,000            310,681
*# Shochiku Co., Ltd.                                                   165,000            939,788
 # Shoei Co., Ltd.                                                       24,000            350,534
   Shoei Foods Corp.                                                     14,000    $        67,951
   Shoko Co., Ltd.                                                      156,000            229,801
   Shokusan Bank, Ltd.                                                   98,000            318,961
   Showa Aircraft Industry Co., Ltd.                                     47,000            258,636
   Showa Corp.                                                           18,400            178,359
   Showa Electric Wire & Cable Co., Ltd.,
     Kawasaki                                                           329,000            410,302
 # Showa Highpolymer Co., Ltd.                                           86,000            234,853
   Showa Mining Co., Ltd.                                                66,000             97,541
 # Showa Sangyo Co., Ltd.                                               282,000            643,379
   Showa Tansan Co., Ltd.                                                21,000             64,341
 # Siix Corp.                                                             9,000            177,270
   Silver Ox Inc.                                                        30,000             67,020
*# Silver Seiko, Ltd.                                                   228,000            105,643
   Sinanen Co., Ltd.                                                    160,000            695,404
   Sintokogio, Ltd., Nagoya                                              89,000            411,030
   SMK Corp.                                                            127,000            565,649
   Snow Brand Seed Co., Ltd.                                             16,000             65,858
   SNT Corp.                                                             31,000            140,469
   Soda Nikka Co., Ltd.                                                  35,000             80,518
 # Sodick Co., Ltd.                                                      69,000            582,429
   Software Research Associates, Inc.                                     6,200             61,117
 # Sogo Medical Co., Ltd.                                                 8,800            135,199
 * Sokkisha Co., Ltd.                                                    40,000            109,150
   Sonton Food Industry Co., Ltd.                                        27,000            237,301
 # Sorun Corp.                                                           41,000            239,864
 # Sotetsu Rosen Co., Ltd.                                               44,000            248,220
   Sotoh Co., Ltd.                                                       12,000            169,590
   Space Co., Ltd.                                                       19,180            176,036
 * SPC Electronics Corp.                                                 29,000            127,611
   SPK Corp.                                                              7,800            108,604
   SRL, Inc.                                                             66,900            715,204
   SS Pharmaceutical Co., Ltd., Tokyo                                    25,000            160,998
   Star Micronics Co., Ltd.                                              89,000            729,904
   Starzen Corp.                                                        126,000            242,377
 # Stella Chemifa Corp.                                                  17,500            282,019
   Subaru Enterprise Co., Ltd.                                           36,000            110,089
   Sumida Corp.                                                          23,900            765,627
   Suminoe Textile Co., Ltd.                                            122,000            235,711
*# Sumitomo Coal Mining Co., Ltd.                                       200,000            219,913
   Sumitomo Densetsu Co., Ltd.                                           50,700            157,824
 # Sumitomo Light Metal Industries, Ltd.                                493,000            844,703
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                               413,600            477,674
   Sumitomo Pipe & Tube Co., Ltd.                                        52,000            132,243
   Sumitomo Precision Products Co., Ltd.,
     Amagasaki City                                                      84,000            251,194
 # Sumitomo Seika Chemicals Co., Ltd.                                   102,000            270,712
   Sumitomo Special Metals Co., Ltd.                                     76,000          1,035,644
 # Sumitomo Warehouse Co., Ltd.                                         235,000            891,149
   Sun Wave Corp.                                                        80,000            303,261
   Sundrug Co., Ltd.                                                      3,200            160,865
   SunTelephone Co., Ltd.                                                55,000            335,607
 # Suruga Corp.                                                          15,400            262,008
 * Suzutan Co., Ltd.                                                     13,200            126,738
   SXL Corp.                                                            129,000            241,654
   Sysmex Corp.                                                          39,800          1,158,760
 # T.Hasegawa Co., Ltd.                                                  63,700          1,003,274
 # Tabai Espec Corp.                                                     34,000            452,305
   Tachihi Enterprise Co., Ltd.                                          17,000            668,901
   Tachikawa Corp.                                                       25,100            140,685

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tachi-S Co., Ltd.                                                     42,100    $       414,720
 # Tadano, Ltd.                                                         201,000            724,992
   Taihei Dengyo Kaisha, Ltd.                                            70,000            267,324
 * Taihei Kogyo Co., Ltd.                                               114,000            171,049
*# Taiheiyo Kouhatsu, Inc.                                               90,000             90,627
   Taiho Kogyo Co., Ltd.                                                 35,600            294,956
   Taikisha, Ltd.                                                        97,000          1,331,991
   Taisei Corp.                                                          18,700             62,284
 * Taisei Lamick Co., Ltd.                                                3,700             80,234
   Taisei Rotec Corp.                                                   140,000            229,297
 # Taito Co., Ltd.                                                       70,000            168,465
   Taito Corp.                                                              573            856,544
 # Taiyo Toyo Sanso Co., Ltd.                                           232,000            852,426
   Takada Kiko Co., Ltd.                                                 31,000            175,083
   Takagi Securities Co., Ltd.                                           94,000            243,487
   Takamatsu Corp.                                                       29,300            824,063
   Takano Co., Ltd.                                                      22,100            373,817
 * Takaoka Electric Manufacturing Co.,
     Ltd.,Tokyo                                                         156,000            211,897
 * Taka-Q Co., Ltd.                                                      34,500             61,361
 # Takara Co., Ltd.                                                     224,000          1,098,666
   Takara Printing Co., Ltd.                                             17,050            155,993
   Takara Standard Co., Ltd.                                             30,000            164,128
 * Takarabune Corp.                                                      26,000                235
 # Takasago International Corp.                                         156,000            727,221
   Takasago Thermal Engineering Co.,
     Ltd.                                                               132,000            831,236
 # Takashima & Co., Ltd.                                                 60,000            107,916
   Takigami Steel Construction Co.,
     Ltd.                                                                42,000            245,312
 # Takiron Co., Ltd.                                                    118,000            454,920
   Takuma Co., Ltd.                                                     136,000            880,506
 # Tamura Corp.                                                         113,000            624,412
 * Tamura Taiko Holdings, Inc.                                           74,000            262,456
   Tanseisha Co., Ltd.                                                   26,000            103,064
 # Tasaki Shinju Co., Ltd.                                               53,000            202,150
 # Tateho Chemical Industries Co., Ltd.                                  26,500            120,915
   Tatsuta Electric Wire & Cable Co., Ltd.                              106,000            182,445
   Taya Co., Ltd.                                                         5,000             40,530
   Tayca Corp.                                                           74,000            237,879
*# TC Properties Co., Ltd.                                              579,000                  0
   TCM Corp.                                                            146,000            305,414
 * TDF Corp.                                                             11,000             39,185
 * Teac Corp.                                                           113,000            183,636
   Techno Ryowa, Ltd.                                                    32,200            166,202
 # Tecmo, Ltd.                                                           27,000            286,666
   Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                38,000            323,147
 # Teikoku Piston Ring Co., Ltd.                                         42,000            236,265
   Teikoku Sen-I Co., Ltd.                                               39,000            166,032
   Teikoku Tsushin Kogyo Co., Ltd.                                       73,000            259,990
   Tekken Corp.                                                         224,000            349,624
   Ten Allied Co., Ltd.                                                  37,000            136,737
   Tenma Corp.                                                           56,400            894,785
   Teraoka Seisakusho Co., Ltd.                                          29,000            292,912
   Tetra Co., Ltd., Tokyo                                                41,000            140,893
   The Daito Bank, Ltd.                                                 155,000            246,756
   The Nisshin Oillio Group, Ltd.                                       346,000          1,138,030
   Three F Co., Ltd.                                                     12,200             89,417
   Tigers Polymer Corp.                                                  27,000            127,561
*# Titan Kogyo KK                                                        36,000             90,700
 # TKC Corp.                                                             48,300    $       830,674
 # Toa Corp.                                                            301,000            424,737
   Toa Doro Kogyo Co., Ltd.                                              65,000            129,960
   Toa Oil Co., Ltd.                                                    145,000            241,126
 * Toabo Corp.                                                           73,000             69,402
   Toagosei Co., Ltd.                                                   544,719          1,173,125
*# Tobu Store Co., Ltd.                                                  71,000            152,998
   TOC Co., Ltd.                                                         94,000            841,955
 * Tocalo Co., Ltd.                                                       4,000            123,049
   Tochigi Bank, Ltd.                                                    91,000            509,846
   Tochigi Fuji Industrial Co., Ltd.                                     51,000            151,406
   Toda Kogyo Corp.                                                      68,000            268,582
 # Todentu Corp.                                                         57,000            130,547
   Toei Co., Ltd.                                                       228,000            861,278
   Toenec Corp.                                                         157,000            539,990
   Tohcello Co., Ltd.                                                    47,000            134,500
   Toho Co., Ltd.                                                        43,000            335,453
 * Toho Rayon Co., Ltd.                                                  28,000             54,967
   Toho Real Estate Co., Ltd.                                            98,000            364,080
 # Toho Titanium Co., Ltd.                                               44,000            602,286
 # Toho Zinc Co., Ltd.                                                  189,000            404,403
   Tohoku Bank, Ltd.                                                     92,000            182,958
   Tohoku Misawa Homes Co., Ltd.                                         24,000             87,406
   Tohoku Pioneer Corp.                                                  34,000            671,312
   Tohoku Telecommunications
     Construction Co., Ltd.                                              17,000             99,817
 * Tohpe Corp.                                                           36,000             39,335
 # Tohto Suisan Co., Ltd.                                                54,000             94,249
 # Tokai Carbon Co., Ltd.                                               316,000            992,782
   Tokai Corp.                                                          120,000            480,894
*# Tokai Kanko Co., Ltd.                                                333,000            105,434
   Tokai Konetsu Kogyo Co., Ltd.                                         15,000             67,059
 # Tokai Pulp & Paper Co., Ltd.                                          88,000            295,187
   Tokai Senko KK, Nagoya                                                47,000             78,033
   Tokai Tokyo Securities Co., Ltd.                                     366,250          1,056,777
   Tokico, Ltd.                                                         189,000            670,079
   Tokimec, Inc.                                                        119,000            237,204
   Toko Electric Corp.                                                   39,000            129,331
 # Toko, Inc.                                                           151,000            536,615
   Tokushima Bank, Ltd.                                                 111,200            717,116
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                                80,000            340,402
   Tokyo Biso Kogyo Corp.                                                13,000             77,239
   Tokyo Denpa Co., Ltd.                                                 11,000            167,166
   Tokyo Dome Corp.                                                     251,000          1,021,074
 * Tokyo Electron Device, Ltd.                                               22            116,101
   Tokyo Energy & Systems, Inc.                                          49,000            202,726
   Tokyo Kikai Seisakusho, Ltd.                                         132,000            370,243
   Tokyo Leasing Co., Ltd.                                               96,900          1,139,423
   Tokyo Nissan Auto Sales Co., Ltd.                                     97,000            286,584
   Tokyo Rakutenchi Co., Ltd.                                            92,000            347,222
 * Tokyo Rope Manufacturing Co., Ltd.                                   232,000            384,290
   Tokyo Sangyo Co., Ltd.                                                36,500             99,333
   Tokyo Soir Co., Ltd.                                                  34,000             96,770
*# Tokyo Tekko Co., Ltd.                                                 67,000            230,635
   Tokyo Theatres Co., Inc., Tokyo                                      116,000            132,174
   Tokyo Tomin Bank, Ltd.                                                58,600          1,439,373
   Tokyotokeiba Co., Ltd.                                               422,000            675,279
 # Tokyu Community Corp.                                                 22,800            304,974
*# Tokyu Department Store Co., Ltd.                                     406,000            615,282

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tokyu Livable Inc.                                                    22,200    $       421,700
   Tokyu Recreation Corp.                                                48,000            255,807
   Tokyu Store Chain Corp.                                              175,000            883,766
   Toli Corp.                                                           106,000            235,134
   Tomato Bank, Ltd.                                                    189,000            407,395
   Tomen Electronics Corp.                                               13,700            678,557
   Tomoe Corp.                                                           56,000            100,018
 # Tomoegawa Paper Co., Ltd.                                             55,000            177,008
   Tomoku Co., Ltd.                                                     136,000            359,273
   Tomy Co., Ltd.                                                        32,400            539,295
   Tonami Transportation Co., Ltd.                                      165,000            531,486
   Topcon Corp.                                                          78,000            878,935
   Topre Corp.                                                           81,000            464,814
 # Topy Industries, Ltd.                                                351,000          1,075,334
 # Torigoe Co., Ltd.                                                     35,000            154,887
   Torii Pharmaceutical Co., Ltd.                                        44,600            859,669
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         47,000            255,363
   Tose Co., Ltd.                                                         9,800            173,091
 # Toshiba Ceramics Co., Ltd.                                           350,000          1,232,366
 # Toshiba Machine Co., Ltd.                                            294,000          1,152,836
 # Toshiba Plant Kensetsu Co., Ltd.                                     139,000            664,817
   Tosho Printing Co., Ltd.                                             103,000            321,838
 * Totenko Co., Ltd.                                                     35,000             65,893
   Totetsu Kogyo Co., Ltd.                                               53,000            199,777
 * Totoku Electric Co., Ltd., Tokyo                                      62,000             90,989
   Tottori Bank, Ltd.                                                   148,000            554,670
 # Touei Housing Corp.                                                   37,800          1,715,359
 * Toukei Computer Co., Ltd.                                              9,100            105,329
   Towa Bank, Ltd.                                                      340,000            799,165
 * Towa Corp.                                                            33,000            368,102
   Towa Meccs Corp.                                                      75,000             75,929
*# Towa Real Estate Development Co.,
     Ltd.                                                                80,000            209,483
   Toyo Bussan Co., Ltd.                                                 24,200            197,145
 * Toyo Communication Equipment Co.,
     Ltd.                                                                89,000            476,810
*# Toyo Construction Co., Ltd.                                          398,000            385,930
 # Toyo Corp.                                                            49,200            543,989
 # Toyo Electric Co., Ltd.                                               67,000            193,915
*# Toyo Engineering Corp.                                               473,000          1,001,964
*# Toyo Kanetsu KK                                                      220,000            328,089
   Toyo Kohan Co., Ltd.                                                 152,000            501,730
 # Toyo Radiator Co., Ltd.                                              118,000            611,637
   Toyo Securities Co., Ltd.                                            113,000            401,066
 * Toyo Shutter Co., Ltd.                                                77,000             82,142
 * Toyo Sugar Refining Co., Ltd.                                         60,000             66,322
 # Toyo Tire & Rubber Co., Ltd.                                         332,000            840,730
   Toyo Wharf & Warehouse Co., Ltd.                                     118,000            201,842
 # Trans Cosmos, Inc.                                                    34,800            916,557
   Trusco Nakayama Corp.                                                 52,800            873,858
   Tsubaki Nakashima Co., Ltd.                                           61,000            770,188
   Tsubakimoto Chain Co.                                                 98,000            325,148
   Tsubakimoto Kogyo Co., Ltd.                                           44,000             92,220
   Tsudakoma Corp.                                                      101,000            226,050
 * Tsugami Corp.                                                        124,000            281,125
   Tsukamoto Co., Ltd.                                                   44,000             65,806
   Tsukishima Kikai Co., Ltd.                                            70,000            453,133
   Tsurumi Manufacturing Co., Ltd.                                       44,000            235,919
 # Tsutsumi Jewelry Co., Ltd.                                            31,100            916,345
   Tsutsunaka Plastic Industry Co., Ltd.                                 52,000            193,687
   Tsuzuki Denki Co., Ltd.                                               36,000    $       146,830
   Tsuzuki Densan Co., Ltd.                                              14,200             65,670
   TYK Corp.                                                             67,000            173,273
   U.Store Co., Ltd.                                                     37,300            325,031
   Ube Material Industries, Ltd.                                        116,000            256,713
   Uchida Yoko Co., Ltd.                                                 85,000            314,859
   Ueki Corp.                                                            47,000             77,712
 # Unicafe, Inc.                                                         10,360            142,709
   Unimat Offisco Corp.                                                  32,600            402,797
 * Unitika, Ltd.                                                        756,000            856,467
   U-Shin, Ltd.                                                          32,000            173,962
   Utoc Corp.                                                            68,000            108,626
 * Valor Co., Ltd.                                                        4,000            111,318
   Vital-Net, Inc.                                                       64,800            486,358
   Wakachiku Construction Co., Ltd.                                     206,000            289,337
 # Wakamoto Pharmaceutical Co., Ltd.                                     48,000            142,517
   Wakodo Co., Ltd.                                                       4,600            157,292
   Warabeya Nichiyo Co., Ltd.                                            21,160            260,839
   Watabe Wedding Corp.                                                  11,400            212,142
   Watami Food Service Co., Ltd.                                         64,200            614,634
   Weathernews, Inc.                                                     11,900            120,672
 * Wondertable, Ltd.                                                      8,000              9,644
   Wood One Co., Ltd.                                                    86,000            735,066
   Xebio Co., Ltd.                                                       12,000            354,972
 * XNET Corp.                                                                27            114,824
   Yachiyo Musen Denki Co., Ltd.                                         16,800            105,741
   Yahagi Construction Co., Ltd.                                         59,000            202,566
 # Yaizu Suisankagaku Industry Co., Ltd.                                 20,100            176,423
   Yamagata Bank, Ltd.                                                   68,000            297,854
   Yamaichi Electronics Co., Ltd.                                        24,700            243,570
   Yamamura Glass Co., Ltd.                                             189,000            406,506
   Yamatake Corp.                                                        14,300            138,937
 * Yamatane Corp.                                                       131,000            177,000
 # Yamato Corp.                                                          36,000            218,156
   Yamato International, Inc.                                            43,000            252,604
   Yamato Kogyo Co., Ltd.                                               118,000          1,342,161
   Yamaura Corp.                                                         19,000             52,356
   Yamazen Co., Ltd.                                                    140,000            346,483
   Yaoko Co., Ltd.                                                       29,000            630,351
   Yasuda Warehouse Co., Ltd.                                            61,000            308,193
   Yellow Hat, Ltd., Tokyo                                               39,600            351,617
   Yodogawa Steel Works, Ltd.                                           285,000          1,109,037
   Yokogawa Bridge Corp.                                                 55,400            244,735
 # Yokohama Reito Co., Ltd.                                              63,000            409,849
   Yokowo Co., Ltd.                                                      32,300            427,381
 # Yomeishu Seizo Co., Ltd.                                              52,000            364,259
   Yomiuri Land Co., Ltd.                                               157,000            516,816
   Yondenko Corp.                                                        63,800            265,233
 # Yonekyu Corp.                                                         41,500            388,779
   Yonex Co., Ltd.                                                       33,000            250,654
 # Yorozu Corp.                                                          34,100            306,772
   Yoshimoto Kogyo Co., Ltd.                                             60,000            558,026
   Yuasa Funashoku Co., Ltd.                                             69,000            150,765
*# Yuasa Trading Co., Ltd.                                              237,000            411,591
*# Yuken Kogyo Co., Ltd.                                                 60,000            135,553
   Yuki Gosei Kogyo Co., Ltd.                                            31,000             95,901
   Yukiguni Maitake Co., Ltd.                                            35,600            174,061
   Yuraku Real Estate Co., Ltd.                                          69,000            247,178
   Yurtec Corp.                                                         122,000            536,771
 # Yushin Precision Equipment Co., Ltd.                                  25,740            521,413
   Yushiro Chemical Industry Co., Ltd.                                   10,000            137,208

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Zenrin Co., Ltd.                                                      57,200    $       572,844
 # Zensho Co., Ltd.                                                      19,300            353,382
 # Zeria Pharmacetical Co., Ltd.                                         74,000            747,164
   Z-Plus Co., Ltd.                                                      13,000             42,159
 * Zuken, Inc.                                                           13,300            150,650
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $485,137,117)                                                                 427,058,780
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Japanese Yen
     (Cost $2,019,962)                                                                   2,029,277
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kanematsu Corp. Warrants 03/31/06
     (Cost $0)                                                           20,125                  0
                                                                                   ---------------

TOTAL -- JAPAN
   (Cost $487,157,079)                                                                 429,088,057
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (21.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $6,127,000
    FHLB Notes 3.375%, 06/15/04, valued at $6,226,564) to
    be repurchased at $6,134,607 (Cost $6,134,000)              $         6,134          6,134,000
  Repurchase Agreement, Mizuho Securities USA 1.00%,
    06/01/04 (Collateralized by $155,935,428
    U.S. Treasury Strips, maturities ranging
    from 11/15/04 to 11/15/15, valued at $111,339,286
    to be repurchased at $109,285,421 (Cost $109,273,280)^              109,273        109,273,280
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $602,564,359)++                                                          $   544,495,337
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $605,624,329.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRALIA -- (30.1%)
COMMON STOCKS -- (29.6%)
 * A.I., Ltd.                                                           129,195    $        12,469
   A.P. Eagers, Ltd.                                                     25,977            126,237
   AAV, Ltd.                                                            111,200            157,040
 * ABB Grain, Ltd.                                                       13,743             68,827
 # ABC Learning Centres, Ltd.                                           197,376            471,618
 * Acclaim Exploration NL                                               435,905             16,150
 * Adacel Technologies, Ltd.                                            113,249             44,307
   AD Corp Australia, Ltd.                                              119,617             89,610
   Adelaide Bank, Ltd.                                                   37,652            225,115
   Adsteam Marine, Ltd.                                                 402,319            424,840
   Adtrans Group, Ltd.                                                   29,000             76,568
 * Agenix, Ltd.                                                         267,186            143,067
 * AGT Biosciences, Ltd.                                                 31,650             10,530
   AJ Lucas Group, Ltd.                                                  62,800             78,058
   Alesco Corp., Ltd.                                                    88,492            395,232
 * Alkane Exploration, Ltd.                                             185,165             36,900
 * Allegiance Mining NL                                                 274,272             21,547
   Altium, Ltd.                                                         162,100             45,213
   Amalgamated Holdings, Ltd.                                           213,820            488,036
 * Amcom Telecommunications, Ltd.                                       596,711             61,915
 * Amity Oil NL                                                         222,481            104,635
 * Amrad Corp., Ltd.                                                    135,523             80,180
 * Anateus Energy, Ltd.                                                 193,687             12,854
 * Anvil Mining NL                                                      343,284            110,217
   APN News & Media, Ltd.                                                     1                  3
   ARB Corporation, Ltd.                                                116,670            303,769
 * Arc Energy NL                                                        321,280            203,911
   Ariadne Australia, Ltd.                                              270,353             55,971
 * Arrow Pharmaceuticals, Ltd.                                           24,872            140,672
   Aspen Group, Ltd.                                                     16,175              1,732
 * Atlas Pacific, Ltd.                                                   82,585             11,786
 * AuIron Energy, Ltd.                                                  709,175             39,529
   Ausdrill, Ltd.                                                       118,742             50,747
 * Ausmelt, Ltd.                                                         36,118             10,314
   Auspine, Ltd.                                                         73,367            175,827
 * Austal, Ltd.                                                         356,800            282,890
 * Austar United Communications, Ltd.                                   653,105            326,369
   Austereo Group, Ltd.                                                 230,927            224,062
   Austin Group, Ltd.                                                    70,265             35,058
 * Austral Coal, Ltd.                                                   373,084            148,734
   Australian Agricultural Co., Ltd.                                    344,519            294,725
*# Australian Magnesium Corp., Ltd.                                     332,383              5,906
   Australian Pharmaceutical Industries,
     Ltd.                                                               105,318            187,084
   Australian Pipeline Trust                                             96,839            182,749
 * Australian Worldwide Exploration, Ltd.                               465,421            547,629
 * Auto Group, Ltd.                                                      41,309             16,761
 # Autron Corporation, Ltd.                                             989,247            151,853
 # AV Jennings Homes, Ltd.                                              350,188            498,878
   Bank of Queensland, Ltd.                                             216,517          1,495,067
 * BayCorp Advantage, Ltd.                                              100,703            195,243
   Beach Petroleum NL                                                 1,898,119            378,892
 * Beaconsfield Gold NL                                                  89,078             31,783
*# Bendigo Mining NL                                                    171,212            136,943
 * Beyond International, Ltd.                                            61,256    $        13,064
 * Biota Holdings, Ltd.                                                  97,808             40,514
   Blackmores, Ltd.                                                      27,894            179,657
 * Blina Diamonds, Ltd.                                                  13,703                  0
   Bolnisi Gold NL                                                      228,822             44,215
   Brazin, Ltd.                                                         159,875            174,427
   Bridgestone Australia, Ltd.                                           49,000             94,346
 * Broadcast Services Australia, Ltd.                                   205,703             33,685
   Burswood, Ltd.                                                       110,988            116,405
 # Cabcharge Austalia, Ltd.                                             196,800            456,438
   Campbell Brothers, Ltd.                                               88,210            405,631
   Candle Australia, Ltd.                                                65,879             74,232
 * Cape Range Wireless, Ltd.                                          1,698,199             63,895
   Capral Aluminium, Ltd.                                               139,483            238,797
   Casinos Austria International, Ltd.                                  258,299            180,565
 * CDS Technologies, Ltd.                                                35,200             50,993
   Cedar Woods Properties, Ltd.                                          50,913             56,353
 * Cellestis, Ltd.                                                      128,411            174,273
   Cellnet Telecommunications Group,
     Ltd.                                                                91,100             92,737
 * Centamin Egypt, Ltd.                                                 996,437            127,927
   Centennial Coal, Ltd.                                                456,316            940,714
 # Central Equity, Ltd.                                                 129,405            188,994
 * Charter Pacific Corp., Ltd.                                           72,823             21,848
 * Charters Towers Gold Mines, Ltd.                                     258,700             24,939
*# Chemeq, Ltd.                                                         120,000            493,206
 * Chiquita Brands South Pacific, Ltd.                                  162,390             74,155
 * Circadian Technologies, Ltd.                                          40,370             61,132
   Citect Corp., Ltd.                                                   109,822            101,772
 * Climax Mining, Ltd.                                                  870,299             55,274
 * Clough, Ltd.                                                         817,737            268,549
 * Clover Corp., Ltd.                                                   159,500             35,850
 * Cluff Resources Pacific NL                                           911,746             17,569
   CMI, Ltd.                                                             32,784             47,284
   Coates Hire, Ltd.                                                    112,949            268,101
   Cochlear, Ltd.                                                        15,767            230,552
   Coffey International, Ltd.                                            13,768             43,721
 # Collection House, Ltd.                                               176,200            183,592
   Colorado Group, Ltd.                                                 156,248            537,250
   Commander Communications, Ltd.                                       197,200            215,938
 # Consolidated Minerals, Ltd.                                          258,222            209,613
 * Coplex Resources NL                                                  231,400             14,861
 * Corporate Express Australia, Ltd.                                     44,932            154,040
   Count Financial, Ltd.                                                299,500            175,110
   Coventry Group, Ltd.                                                  60,180            242,680
 * CPI, Ltd.                                                             68,585             32,248
 # Crane Group, Ltd.                                                     96,182            576,841
   Croesus Mining NL                                                    798,235            282,189
   Danks Holdings, Ltd.                                                  10,425             92,522
 * DCA Group, Ltd.                                                      140,312            276,213
 # Devine, Ltd.                                                         168,183             75,598
 * Dioro Exploraration NL                                               297,142             16,966
 * Dominion Mining, Ltd.                                                168,015             57,607
   Downer Group, Ltd.                                                    60,303            135,272
 * Dragon Mining NL                                                     275,761             55,095
 * Emporer Mines, Ltd.                                                  120,600             64,593

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Energy Developments, Ltd.                                            230,514    $       422,841
 * Energy World Corp., Ltd.                                             325,630              4,653
 * Environmental Solutions International,
     Ltd.                                                                67,364              5,524
   Equigold NL                                                          225,700            223,869
 * Equinox Resources, Ltd.                                              203,148             47,852
   Evans & Tate, Ltd.                                                   157,591            123,688
   Fantastic Holdings, Ltd.                                             133,100            383,113
   FKP, Ltd.                                                            197,911            379,103
   Fleetwood Corp., Ltd.                                                 77,785            413,376
 * Fortescue Metals Group, Ltd.                                         107,508             33,721
   Funtastic, Ltd.                                                      188,261            295,450
   Futuris Corp., Ltd.                                                   86,595             95,780
   Gale Pacific, Ltd.                                                    60,756            117,397
   Gazal Corp., Ltd.                                                     71,177            128,309
 * Giants Reef Mining, Ltd.                                             819,928             46,289
 * Globe International, Ltd.                                            712,348            213,641
 * Gold Aura                                                              2,635                226
 * Golden West Refining Corp., Ltd.                                      17,330              4,452
 * Goldstream Mining NL                                                 105,681             29,415
   Gowing Bros., Ltd.                                                    59,479            100,141
 * Gradipore, Ltd.                                                       86,855             48,452
 * Graincorp, Ltd. Series A                                              78,059            684,428
 * Grand Hotel Group                                                    383,087            188,258
   GRD NL                                                               379,594            468,542
 # Great Southern Plantations, Ltd.                                     373,144            658,721
   Green's Foods, Ltd.                                                  129,747             89,803
   GUD Holdings, Ltd.                                                   114,428            673,452
   Gunns, Ltd.                                                           13,201            125,720
 * Gutnick Resources NL                                                  17,866              2,818
   GWA International, Ltd.                                              153,066            317,714
 * Gympie Gold, Ltd.                                                    302,445            120,861
*# Hardman Resources NL                                                 497,372            569,346
   Harvey World Travel, Ltd.                                             52,100             55,089
   Health Communication Network, Ltd.                                   106,000             83,933
   Healthscope, Ltd.                                                    133,652            354,599
 * Henry Walker Eltin Group, Ltd.                                       287,948            205,715
 * Herald Resources, Ltd.                                                69,910             39,409
   HGL, Ltd.                                                             67,969             93,097
 # Hills Industries, Ltd.                                               271,884            717,792
 * Horizon Oil NL                                                       752,832             32,326
 # Housewares International, Ltd.                                       289,080            472,338
   HPAL, Ltd.                                                           193,847            200,463
 * Hutchison Telecommunications
     (Australia), Ltd.                                                1,065,400            208,982
   IInet, Ltd.                                                          136,659            263,469
   Iluka Resources, Ltd.                                                102,672            291,138
 * Imdex, Ltd.                                                          135,662             12,627
 * Incitec Pivot, Ltd.                                                   22,546            289,683
 * Independent Practioner Network, Ltd.                               1,372,241             51,008
 # Infomedia, Ltd.                                                      598,900            362,615
   Institute of Drug Technology Australia,
     Ltd.                                                                44,372             62,467
   Integrated Group, Ltd.                                                94,900            124,621
 * Intellect Holdings, Ltd.                                             403,028             25,097
 * International All Sports, Ltd.                                        58,815             22,360
   Investor Group, Ltd.                                                 110,445            220,696
   ION, Ltd.                                                            342,085            363,776
   Iress Market Technology, Ltd.                                        176,883            392,353
   IWL, Ltd.                                                            295,600             67,556
 * Ixla, Ltd.                                                            89,921              1,476
 * JDV, Ltd.                                                             84,981    $        36,409
 # Jones (David), Ltd.                                                  658,594            751,700
   Jubilee Mines NL                                                     224,549            563,604
   K&S Corp., Ltd.                                                       86,000            157,616
 * Kagara Zinc, Ltd.                                                    208,900            136,886
   Kaz Group, Ltd.                                                    1,324,705            368,384
 * Keycorp, Ltd.                                                        156,412            152,805
 * Kimberley Diamond Co. NL                                             274,068            254,106
   Kingsgate Consolidated NL                                            136,284            361,278
 * Kresta Holdings, Ltd.                                                185,695             76,905
 * Lakes Oil NL                                                       1,183,489             38,968
   Lemarne Corp., Ltd.                                                   20,790             35,627
 * Leyshon Resources, Ltd.                                              103,357             28,163
   Lighting Corp., Ltd.                                                 112,500             60,212
 * LionOre Mining International, Ltd.                                    25,842            117,979
 * Lynas Gold NL                                                        433,768            114,640
 # MacArthur Coal, Ltd.                                                 265,423            277,860
 * MacMahon Holdings, Ltd.                                              593,580            116,711
 * Macmin Silver, Ltd.                                                  305,531             32,752
 * Macquarie Corporate
     Telecommunications, Ltd.                                           350,192             57,262
 * Macquarie Goodman Management,
     Ltd.                                                                58,465            135,788
   Magellan Petroleum Australia, Ltd.                                    32,760             27,694
 * Magnesium International, Ltd.                                        656,061             26,681
   Maryborough Sugar Factory, Ltd.                                          600              2,096
 * Matrix Oil NL                                                        557,000             17,489
   MaxiTRANS Industries, Ltd.                                           266,414            133,226
 # McGuigan Simeon Wines, Ltd.                                          258,538            870,860
   McPherson's, Ltd.                                                     69,231            217,068
 * Medica Holdings, Ltd.                                                 31,587             13,974
   Melbourne IT, Ltd.                                                    33,350             19,216
 * Metabolic Pharmaceuticals, Ltd.                                      700,000            435,194
*# Metal Storm, Ltd.                                                    791,640            223,809
   Mia Group, Ltd.                                                      237,000            143,508
 # Miller's Retail, Ltd.                                                478,989            485,034
 * Mincor Resources NL                                                  333,960            152,660
   Monadelphous Group, Ltd.                                              18,988             75,186
 * Mosaic Oil NL                                                        387,324             63,289
 * MPI Mines, Ltd.                                                       70,601             70,336
 * MXL, Ltd.                                                            512,804             44,020
 # MYOB, Ltd.                                                           477,320            465,744
   Namoi Cotton Cooperative, Ltd.                                       142,585             42,774
   National Can Industries, Ltd.                                         97,017            100,041
 * Norwood Abbey, Ltd.                                                  245,896            193,522
 * Novogen, Ltd.                                                         53,107            191,902
 * Novus Petroleum, Ltd.                                                288,634            406,086
   Nufarm, Ltd.                                                          66,623            282,721
*# Nylex, Ltd.                                                        1,110,199            213,502
   Oakton, Ltd.                                                          90,396             79,168
 # Oamps, Ltd.                                                          176,480            383,946
*# Orbital Engine Corp., Ltd.                                           537,358             55,547
   OrotonGroup, Ltd.                                                     76,854            146,438
 * Oxiana, Ltd.                                                         170,526            101,556
   Pacific Group, Ltd.                                                   60,747            177,468
   Pacific Hydro, Ltd.                                                  375,596            763,721
 * Palm Springs, Ltd.                                                   222,804             23,961
 * Pan Pacific Petroleum NL                                             327,800             39,684
 * Pan Pharmaceuticals, Ltd.                                            322,766            276,390
 * Panbio, Ltd.                                                          58,078             16,596
 * Payce Consolidated, Ltd.                                              18,000             32,240

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Peppercorn Management Group, Ltd.                                     12,267    $        67,159
*# Peptech, Ltd.                                                        281,015            270,882
 * Perilya Mines NL                                                     263,500            164,949
 * Perseverance Corp., Ltd.                                             917,246            174,373
 * Petsec Energy, Ltd.                                                  203,974            168,403
 * Plantcorp NL                                                           4,329                  0
   Plaspak Group, Ltd.                                                   99,965             66,978
 * PMP, Ltd.                                                            455,871            523,360
 * Polartechnics, Ltd.                                                   43,405             18,592
   Port Bouvard, Ltd.                                                   108,200             96,552
 * Port Douglas Reef Resorts, Ltd.                                      251,655             17,958
   Portman, Ltd.                                                        343,890            412,141
*# PowerTel, Ltd. Series B                                              110,422             83,398
 * Prana Biotechnology, Ltd.                                             96,941             46,144
 * Precious Metals Australia, Ltd.                                       10,606                492
 * Preston Resources NL                                                  64,000                594
   Primary Health Care, Ltd.                                            193,456            772,942
   Prime Television, Ltd.                                               210,595            390,632
 * Primelife Corp., Ltd.                                                 85,867            111,934
 * Progen Industries, Ltd.                                               24,788             54,895
   Programmed Maintenance Service,
     Ltd.                                                               121,686            281,552
   Queensland Cotton Holdings, Ltd.                                      39,866            101,816
 * Quiktrak Networks P.L.C. Entitlement
     Shares                                                              23,875                  0
 * Quiktrak Networks, Ltd.                                              740,124                528
   Ramsay Health Care, Ltd.                                              70,910            271,847
   Raptis Group, Ltd.                                                    12,000              4,301
   Rebel Sport, Ltd.                                                    132,283            257,724
 * Redfire Resources NL                                                 859,797            110,614
   Reece Australia, Ltd.                                                159,501            933,954
 * Reinsurance Australia Corp., Ltd.                                    399,993            154,383
 * Reliance Mining, Ltd.                                                 91,651             29,373
*# Resolute Mining, Ltd.                                                287,264            257,903
 * Resonance Health, Ltd.                                                29,264              2,914
   RG Capital Radio, Ltd.                                                45,370             92,670
 # Ridley Corp., Ltd.                                                   593,143            542,400
   Roberts, Ltd.                                                         10,418             55,087
 * Roc Oil Co., Ltd.                                                    273,120            299,520
   Rock Building Society, Ltd.                                           11,373             27,928
   Ross Human Directions, Ltd.                                           42,066             20,162
 * Rural Press, Ltd.                                                     38,633            207,654
   S8, Ltd.                                                              80,476             63,232
   Salmat, Ltd.                                                          66,912            166,691
   Schaffer Corp., Ltd.                                                  33,766            328,286
   SDI, Ltd.                                                             40,163            277,709
 * Sedimentary Holdings, Ltd.                                           264,237             41,334
   Select Harvests, Ltd.                                                 45,548            211,355
 * Senetas Corp., Ltd.                                                  240,406             10,657
   Servcorp, Ltd.                                                       156,000            222,644
   Seven Network, Ltd.                                                   28,361            103,290
 * SFE Corp., Ltd.                                                       72,967            338,467
 * Silex System, Ltd.                                                   235,100            134,295
   Sims Group, Ltd.                                                      50,097            392,918
   Skilled Engineering, Ltd.                                            147,971            293,281
   Smorgon Steel Group, Ltd.                                            221,547            169,052
 * SMS Management & Technology, Ltd.                                    329,600             68,173
 * Solution 6 Holdings, Ltd.                                            402,138            255,462
 * Sons of Gwalia, Ltd.                                                  76,934            147,803
   Southern Cross Broadcasting
     (Australia), Ltd.                                                   33,058            254,470
*# Southern Pacific Petroleum NL                                        698,740    $       119,669
   SP Telecommunications, Ltd.                                          318,303            317,647
   SPC Ardmona, Ltd.                                                    345,724            330,499
   Spotless Group, Ltd.                                                  73,128            258,424
 * St. Barbara Mines, Ltd.                                              375,500             12,872
   Star Games, Ltd.                                                     132,410            101,078
 * Starpharma Holdings, Ltd.                                            107,300             55,835
 * Straits Resources, Ltd.                                              212,913            149,282
 * Strategic Minerals Corp. NL                                          358,100             50,983
 * Strathfield Group, Ltd.                                              336,916             34,843
 * Striker Resources NL                                                 435,484             15,528
 # STW Communications Group, Ltd.                                       238,716            536,665
   Sunland Group, Ltd.                                                  349,278            257,357
   Sydney Aquarium, Ltd.                                                 49,135            164,775
 * Sydney Gas, Ltd.                                                     351,119            207,711
   Symex Holdings, Ltd.                                                 163,000            147,546
   Tandou, Ltd.                                                           3,410              3,858
 * Tap Oil, Ltd.                                                        269,296            280,313
   Technology One, Ltd.                                                 587,800            222,027
   Tectonic Resources NL                                                155,738             32,197
 * Television & Media Services, Ltd.                                  2,000,584             42,806
 # Tempo Service, Ltd.                                                  184,359            139,480
   Thakral Holdings Group                                               948,383            439,776
   The Gribbles Group, Ltd.                                             780,300            169,674
   Ticor, Ltd.                                                          455,148            406,719
 # Timbercorp, Ltd.                                                     369,115            357,785
 * Titan Resources NL                                                   188,493             41,642
 * Tooth & Co., Ltd.                                                    153,000             16,312
   Transfield Services, Ltd.                                             75,900            279,114
   Triako Resources, Ltd.                                                25,400             27,313
   Troy Resources NL                                                     72,048            150,669
   Trust Company of Australia, Ltd.                                      41,099            219,978
*# Uecomm, Ltd.                                                         845,897            237,986
 # United Group, Ltd.                                                   170,233            600,613
   UXC, Ltd.                                                            181,293             95,676
 * VeCommerce, Ltd.                                                      13,680             12,875
*# Ventracor, Ltd.                                                      331,714            330,961
 * Victoria Petroleum NL                                                463,964              7,622
 # Villa World, Ltd.                                                    185,574            168,671
*# Village Roadshow, Ltd.                                               591,536            781,303
 * Virotec International NL                                             298,151             95,294
   Vision Systems, Ltd.                                                 274,105            168,193
 * Voicenet (Australia), Ltd.                                           495,284             14,844
   Volante Group, Ltd.                                                  125,700            107,562
   Waterco, Ltd.                                                         22,304             38,343
   Watpac, Ltd.                                                         133,333             72,358
   Wattyl, Ltd.                                                         136,317            369,548
 * Webster, Ltd.                                                         33,551             15,829
   Wide Bay Capricorn Building Society,
     Ltd.                                                                26,958            127,806
 * Worley Group, Ltd.                                                    32,111             68,580
 * Yates, Ltd.                                                           60,281              1,894
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $57,070,964)                                                                   60,727,898
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Australian Dollar
     (Cost $736,097)                                                                       732,315
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
PREFERRED STOCKS -- (0.1%)
 * Southern Cross Broadcasting
     (Australia), Ltd. Preferred                                         11,744    $       100,566
 * Village Roadshow, Ltd. 2% Class A                                     55,477             53,796
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $203,293)                                                                         154,362
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                           1                  0
 * Autron Corp., Ltd. 05/27/04                                          229,667              8,195
 * Axon Instruments, Inc. Options
     01/02/07                                                            16,148                  0
 * Gradipore, Ltd. Options 09/01/04                                      17,371              3,967
 * Kimberley Diamond Co. NL Rights                                       34,258                  0
 * Metal Storm, Ltd. Options 08/06/04                                         1                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $98)                                                                               12,162
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $58,010,452)                                                                   61,626,737
                                                                                   ---------------
SINGAPORE -- (25.1%)
COMMON STOCKS -- (25.1%)
 * Acma, Ltd.                                                         3,040,700            115,786
 * Airocean Group, Ltd.                                               1,649,000            334,637
 * Alliance Technology & Development,
     Ltd.                                                               156,000              9,631
   Amtek Engineering, Ltd.                                              799,625            541,544
   Apollo Enterprises, Ltd.                                             193,000             50,498
   Armstrong Industrial Corp.                                         1,460,000            132,822
   ASA Group Holdings, Ltd.                                             586,000             96,408
   Ascott Group, Ltd.                                                 1,807,250            436,404
   Aussino Group, Ltd.                                                  967,000            319,279
   Benjamin (F.J.) Holdings, Ltd.                                     1,095,000            142,133
 # Beyonics Technology, Ltd.                                          1,556,640            421,182
   Blu Inc. Group, Ltd.                                                 729,000            103,124
   Bonvests Holdings, Ltd.                                              825,000            220,498
   Brilliant Manufacturing, Ltd.                                      1,855,000            765,445
 * Broadway Industrial Group, Ltd.                                      461,000             72,902
   Bukit Sembawang Estates, Ltd.                                         71,334            564,216
   Central Properties, Ltd.                                              66,000          1,445,387
   Ch Offshore, Ltd.                                                    823,200            179,034
   Chemical Industries (Far East), Ltd.                                 105,910             59,425
 * China Merchants Holdings Pacific, Ltd.                               652,000            208,018
*# Chip Eng Seng Corp., Ltd.                                          1,775,000            157,259
   Chosen Holdings, Ltd.                                              1,284,000            182,413
   Chuan Hup Holdings, Ltd.                                           4,385,000          1,265,685
   Chuan Soon Huat Industrial Group,
     Ltd.                                                               614,000            106,666
   CIH, Ltd.                                                            475,542            756,658
 * CK Tang, Ltd.                                                        614,000             98,701
 * Compact Metal Industries, Ltd.                                       643,000             17,122
   Courts Singapore, Ltd.                                               495,000            198,557
 * CSC Holdings, Ltd.                                                   672,000             13,785
   CSE Global, Ltd.                                                   1,262,000            438,533
   CWT Distribution, Ltd.                                               461,500            131,900
 * Eagle Brand Holdings, Ltd.                                         5,158,000            227,990
 # Eastern Asia Technology, Ltd.                                      1,676,600            299,606
*# Eastern Asia Technology, Ltd.
     Series A                                                           167,660             37,460
   Eastgate Technology, Ltd.                                            870,000             69,124
 * Econ International, Ltd.                                           2,267,000    $        59,982
   ECS Holdings, Ltd.                                                 1,375,000            271,515
   Eng Wah Organisation, Ltd.                                           265,000             47,038
 * Firstlink Investments Corp., Ltd.                                    995,000            149,535
 * Freight Links Express Holdings, Ltd.                               3,368,000            189,467
   Frontline Technologies Corp., Ltd.                                 3,170,000            271,534
   Fu Yu Manufacturing, Ltd.                                          1,819,000            941,851
   Fuji Offset Plates Manufacturing, Ltd.                                33,750              5,906
   GB Holdings, Ltd.                                                    200,000             95,049
 # Ges International, Ltd.                                            2,909,000          1,078,544
   GK Goh Holdings, Ltd.                                              1,494,000            693,300
   Goodpack, Ltd.                                                     1,592,000            885,491
   GP Industries, Ltd.                                                1,516,000            891,683
   Guocoland, Ltd.                                                    1,215,000            756,745
   Hiap Moh Corp., Ltd.                                                  34,874              6,170
   Ho Bee Investment, Ltd.                                              761,000            118,308
   Hong Fok Corp., Ltd.                                               1,796,000            277,318
   Hong Leong Asia, Ltd.                                              1,048,000          1,010,952
 * Horizon Education & Technologies,
     Ltd.                                                             2,054,000            145,794
   Hotel Grand Central, Ltd.                                            875,280            182,475
   Hotel Plaza, Ltd.                                                  1,189,000            389,270
   Hotel Properties, Ltd.                                             1,675,000          1,004,983
   Hour Glass, Ltd.                                                     298,000            105,807
 # HTL International Holdings, Ltd.                                   1,471,875            934,325
   Huan Hsin Holdings, Ltd.                                           1,138,400            630,678
   Hup Seng Huat, Ltd.                                                  900,200            100,790
   Hwa Hong Corp., Ltd.                                               2,488,000            679,683
 # IDT Holdings, Ltd.                                                   718,000            900,025
 * Inno-Pacific Holdings, Ltd.                                          680,000             10,080
 # Innovalues Precision, Ltd.                                           520,000            218,643
   International Factors (Singapore), Ltd.                              290,000             89,154
 * Internet Technology Group, Ltd.                                      874,408             25,730
 * Interra Resources, Ltd.                                              185,430             20,753
 * Intraco, Ltd.                                                        292,500             68,893
   Isetan (Singapore), Ltd.                                             122,500            206,375
 # Jaya Holdings, Ltd.                                                2,733,000          1,325,520
   JK Yaming International, Ltd.                                        907,000            204,794
   Jurong Cement, Ltd.                                                  132,500             71,057
   Jurong Engineering, Ltd.                                             137,000            193,611
 # Jurong Technologies Industrial Corp.,
     Ltd.                                                             1,446,000          1,187,135
 * K1 Ventures, Ltd.                                                  5,340,500            818,256
   Keppel Telecommunications and
     Transportation, Ltd.                                             2,058,000            971,475
   Khong Guan Flour Milling, Ltd.                                        19,000             18,133
   Kian Ann Engineering, Ltd.                                           868,000             97,405
   Kian Ho Bearings, Ltd.                                               521,000             58,568
   Koh Brothers, Ltd.                                                 1,494,000             87,616
 * L & M Group Investments, Ltd.                                      7,107,100             62,682
   Labroy Marine, Ltd.                                                3,343,000            923,029
 * Lantrovision (S), Ltd.                                             1,117,500             65,987
   Lee Kim Tah Holdings, Ltd.                                         1,600,000            231,517
 * Leong Hin Holdings, Ltd.                                             526,000             38,587
 * Liang Huat Aluminum, Ltd.                                          1,477,000             43,810
 * Lion Asiapac, Ltd.                                                   473,000             36,497
   Low Keng Huat Singapore, Ltd.                                        372,000             94,293
   Lum Chang Holdings, Ltd.                                           1,134,030            141,690
 # Magnecomp International, Ltd.                                        931,000            293,955
 * Manufacturing Integration Technology,
     Ltd.                                                               588,000             66,178

                                                                         SHARES             VALUE+
                                                                         ------             ------
   MCL Land, Ltd.                                                     1,427,000    $     1,150,612
 * Mediaring.Com, Ltd.                                                3,410,000            300,644
   Metro Holdings, Ltd.                                               2,256,960            651,732
   MMI Holdings, Ltd.                                                 1,994,000            351,954
   Multi-Chem, Ltd.                                                   1,263,000            238,193
   Nera Telecommunications, Ltd.                                      1,450,000            456,345
   New Toyo Intenational Holdings, Ltd.                               1,043,000            365,915
   Norelco Centreline Holdings, Ltd.                                    941,000            642,079
 * Orchard Parade Holdings, Ltd.                                      1,084,022            257,920
 # Osim International, Ltd.                                           1,638,000          1,044,311
   Ossia International, Ltd.                                            708,000             79,706
   Pan-United Corp., Ltd.                                             2,193,000            469,936
 * Pan-United Marine, Ltd.                                            1,096,500            193,415
   PCI, Ltd.                                                            734,000            328,371
   Pentex-Schweizer Circuits, Ltd.                                    1,240,000            218,625
   Pertama Holdings, Ltd.                                               459,750             77,112
   Popular Holdings, Ltd.                                             1,813,000            494,493
 # PSC Corp., Ltd.                                                    4,088,000            276,698
   Qian Hu Corp., Ltd.                                                  408,200            150,371
   Robinson & Co., Ltd.                                                 284,832            962,380
   Rotary Engineering, Ltd.                                           1,624,000            473,532
 * San Teh, Ltd.                                                        838,406            236,230
   SBS Transit, Ltd.                                                  1,011,000            892,027
   Sea View Hotel, Ltd.                                                  66,000            161,799
 * Seatown Corp., Ltd.                                                  101,000              1,782
   Sembawang Kimtrans, Ltd.                                           1,295,000            114,613
   Sin Soon Huat, Ltd.                                                1,307,000             50,004
   Sing Investments & Finance, Ltd.                                      94,500             92,116
 # Singapore Food Industries, Ltd.                                    1,707,000            812,794
   Singapore Reinsurance Corp., Ltd.                                  1,540,935            231,742
 * Singapore Shipping Corp., Ltd.                                     1,930,000            334,985
   Singapura Finance, Ltd.                                              139,250            111,499
   SMB United, Ltd.                                                   2,010,000            216,110
   SNP Corp., Ltd.                                                      466,495            274,687
 * SP Corp., Ltd.                                                       454,000             18,530
   Ssangyong Cement (Singapore), Ltd.                                   236,000            143,142
   Stamford Land Corp., Ltd.                                          3,229,000            437,337
   Straits Trading Co., Ltd.                                          1,117,200          1,241,084
 * Sunright, Ltd.                                                       378,000             91,926
   Superbowl Holdings, Ltd.                                             490,000             67,705
   Superior Metal Printing, Ltd.                                        490,500             58,930
 * Thakral Corp., Ltd.                                                6,028,000            514,313
   Tiong Woon Corp. Holding, Ltd.                                       906,000            199,886
 * Transmarco, Ltd.                                                     106,500             60,359
   Trek 2000 International, Ltd.                                      1,004,000            346,459
   TSM Resources, Ltd.                                                1,502,000            301,163
*# TT International, Ltd.                                             1,758,000            315,562
 * Tuan Sing Holdings, Ltd.                                           3,362,000            176,912
 * Ultro Technologies, Ltd.                                             530,000             43,883
 # Unisteel Technology, Ltd.                                            974,000            698,596
   United Engineers, Ltd.                                               846,666            772,988
   United Overseas Insurance, Ltd.                                      125,500            258,235
   United Pulp & Paper Co., Ltd.                                        354,000             99,991
   UOB-Kay Hian Holdings, Ltd.                                        1,602,000            919,393
   Vicom, Ltd.                                                          120,000             66,202
   WBL Corp., Ltd.                                                      647,000          1,165,218
 * Xpress Holdings, Ltd.                                              1,392,000             48,820
 * Yongnam Holdi                                                      1,004,000             11,877
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $57,015,596)                                                                   51,488,716
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $52,992)                                                                $        53,455
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          236,300                695
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $57,068,588)                                                                   51,542,866
                                                                                   ---------------
HONG KONG -- (24.5%)
COMMON STOCKS -- (24.5%)
 * 139 Holdings, Ltd.                                                 6,200,000             19,761
   ABC Communications (Holdings), Ltd.                                  930,000             52,479
   Aeon Credit Service (Asia) Co., Ltd.                                 740,000            445,749
   ALCO Holdings, Ltd.                                                  740,000            199,247
 * Allan International Holdings, Ltd.                                   592,000            103,420
 * Allied Group, Ltd.                                                 5,592,000            459,039
 * Allied Properties, Ltd.                                              802,600            321,536
 * Anex International Holdings, Ltd.                                    152,000              2,229
 * Applied International Holdings, Ltd.                               1,243,000             17,379
 * APT Satellite Holdings, Ltd.                                         599,000            134,049
 * Artel Solutions Group Holdings, Ltd.                               2,315,000             86,925
   Arts Optical International Holdings,
     Ltd.                                                               468,000            149,973
   Asia Aluminum Holdings, Ltd.                                         196,000             21,384
 * Asia Commercial Holdings, Ltd.                                        72,800              4,022
   Asia Financial Holdings, Ltd.                                      1,976,908            438,955
 * Asia Logistics Technologies, Ltd.                                  2,214,000              6,286
   Asia Satellite Telecommunications
     Holdings, Ltd.                                                      42,500             66,271
 * Asia Standard International Group,
     Ltd.                                                             6,780,000            252,465
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                               521,000             15,590
   Associated International Hotels, Ltd.                                898,000            707,172
   Automated Systems Holdings, Ltd.                                     340,000             58,738
   Baltrans Holdings, Ltd.                                              376,000            104,876
 * Beijing Development (Hong Kong),
     Ltd.                                                               166,000             27,878
 * Bossini International Holdings, Ltd.                                 900,750            131,780
   Bright International Group, Ltd.                                     710,000             77,333
   Cafe de Coral Holdings, Ltd.                                          90,000             83,145
 * Capital Prosper, Ltd.                                                480,000              2,615
 * Capital Strategic Investment, Ltd.                                   122,000              3,176
 * Cash Financial Services Group, Ltd.                                   27,018              1,059
 * Casil Telecommunications Holdings,
     Ltd.                                                             1,420,000             71,906
 * Catic International Holdings, Ltd.                                 5,332,000             96,515
   CCT Telecom Holdings, Ltd.                                           472,970             63,003
 * CEC International Holdings, Ltd.                                     210,000              4,048
 * Celestial Asia Securities Holdings,
     Ltd.                                                               426,036             26,818
 * Central China Enterprises, Ltd.                                       21,040              7,503
 # Champion Technology Holdings, Ltd.                                 1,329,386            213,192
   Chaoda Modern Agriculture
     (Holdings), Ltd.                                                   364,000            112,305
   Chen Hsong Holdings, Ltd.                                          1,210,000            713,806
   Cheuk Nang (Holdings), Ltd.                                          112,501             31,659
 * Cheung Tai Hong Holdings, Ltd.                                       100,920              3,689
   Chevalier International Holdings, Ltd.                               441,482            265,753

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Chevalier Itech Holdings, Ltd.                                       355,250    $        41,938
 * China Aerospace International
     Holdings, Ltd.                                                   3,384,000            201,727
 * China Bio-Medical Group Limited                                      415,000              7,987
 * China City Natural Gas Holdings, Ltd.                             10,488,000             28,200
 * China Digicontent Co., Ltd.                                        2,710,000              3,477
 * China Everbright International, Ltd.                               3,945,000            209,780
 * China Everbright Technology, Ltd.                                  3,244,000            133,243
 * China Gas Holdings, Ltd.                                           2,026,000            156,267
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,909,000            117,648
 # China Insurance International
     Holdings Co., Ltd.                                                 198,000             93,954
 * China Investments Holdings, Ltd.                                     210,000              4,527
 * China Motion Telecom International,
     Ltd.                                                               257,000             16,398
   China Motor Bus Co., Ltd.                                             74,000            467,708
 * China Nan Feng Group, Ltd.                                            28,800                240
   China National Aviation Co., Ltd.                                    278,000             47,747
   China Online (Bermuda), Ltd.                                         423,200             54,098
   China Pharmaceutical Enterprise and
     Investment Corp., Ltd.                                             206,000             62,154
   China Rare Earth Holdings, Ltd.                                    1,180,000            158,898
   China Resources Land, Ltd.                                         2,658,000            353,609
   China Resources Logic, Ltd.                                        3,796,000            428,176
 * China Rich Holdings, Ltd.                                          3,380,000             17,625
 * China Sci-Tech Holdings, Ltd.                                      2,786,000              7,138
 * China Star Entertainment, Ltd.                                       440,292             44,599
 * China Strategic Holdings, Ltd.                                     1,368,500             82,400
 # China Travel International Investment,
     Ltd.                                                               624,000            109,640
   Chinney Investments, Ltd.                                          1,144,000             84,818
   Chow Sang Sang Holdings
     International, Ltd.                                                721,400            222,033
   Chuangs China Investments, Ltd.                                    1,347,000             61,292
 * Chuang's Consortium International,
     Ltd.                                                             1,858,884            108,654
   Chun Wo Holdings, Ltd.                                             1,671,917            173,552
   Chung Tai Printing Holdings, Ltd.                                    548,000             87,842
 * CITIC 21CN Co., Ltd.                                                 178,000             19,631
 * CITIC Resources Holdings, Ltd.                                       492,000             57,559
   City e Solutions, Ltd.                                               186,000             19,989
 # City Telecom (H.K.), Ltd.                                          1,070,000            202,454
 * Clear Media, Ltd.                                                     75,000             66,357
 * Climax International Co., Ltd.                                       296,000              1,060
   CNPC (Hong Kong), Ltd.                                               640,000             82,944
 * CNT Group, Ltd.                                                    3,078,000             96,705
 * Coastal Greenland, Ltd.                                            2,440,000             51,308
 * Compass Pacific Holdings, Ltd.                                       624,000             19,867
 * Computer & Technologies Holdings,
     Ltd.                                                               432,000             77,595
   Continental Holdings, Ltd.                                            98,825              9,194
   Continental Mariner Investment Co.,
     Ltd.                                                             1,328,000            232,635
 * COSCO International Holdings, Ltd.                                 2,573,600            353,718
 # Coslight Technology International
     Group, Ltd.                                                        626,000            224,919
 * Cosmos Machinery Enterprises, Ltd.                                 1,024,000             44,672
 * Crocodile Garments, Ltd.                                           1,539,000             51,164
   Cross Harbour Tunnel Co., Ltd.                                       381,725            197,382
*# Culturecom Holdings, Ltd.                                          3,767,000            219,589
 * Dah Hwa International Holdings, Ltd.                               1,062,000    $        21,429
 * Dan Form Holdings Co., Ltd.                                        2,386,600             92,741
   Daqing Petroleum & Chemical Group,
     Ltd.                                                             1,375,000             74,216
   Dickson Concepts International, Ltd.                                 453,000            401,469
   Digital China Holdings, Ltd.                                       1,416,000            408,522
 * DVN Holdings, Ltd.                                                   744,490            200,403
 * Dynamic Global Holdings, Ltd.                                      3,522,000             35,443
   Dynamic Holdings, Ltd.                                               244,000             27,717
 * Easyknit International Holdings, Ltd.                                282,860              3,612
*# Eforce Holdings, Ltd.                                              2,620,000             67,232
   Egana Jewelry and Pearls                                             331,789             63,794
 # Eganagoldfeil Holdings Ltd                                         2,017,235            403,833
   Elec & Eltek International Holdings,
     Ltd.                                                             3,078,790            553,728
 * Emperor International Holdings, Ltd.                                  90,436             46,519
 * e-New Media Co., Ltd.                                                320,000              8,793
 * eSun Holdings, Ltd.                                                  653,600             25,881
 * Extrawell Pharmaceutical Holdings,
     Ltd.                                                             3,220,000            118,260
 * Ezcom Holdings, Ltd.                                                  72,576              3,243
 * Fairwood Holdings, Ltd.                                               42,600              8,654
 # Far East Consortium International,
     Ltd.                                                             1,914,086            316,684
 * Far East Hotels & Entertainment, Ltd.                              1,853,000             73,443
   Far East Pharmaceutical Technology
     Co., Ltd.                                                        3,216,000            370,861
   First Sign International Holdings, Ltd.                            1,424,000             50,365
   Fong's Industries Co., Ltd.                                           74,000             60,243
 * Forefront International Holdings, Ltd.                               658,000             48,122
 * Fortuna International Holdings, Ltd.                               9,344,000             16,744
 * Foundation Group, Ltd.                                                83,800              1,083
 * Founder Holdings, Ltd.                                             1,854,000            201,747
   Fountain Set Holdings, Ltd.                                          134,000             98,031
   Four Seas Frozen Food Holdings, Ltd.                                 347,184             54,738
   Four Seas Mercantile Holdings, Ltd.                                  592,000            212,679
 * Fujian Holdings, Ltd.                                                237,800              5,480
   Fujikon Industrial Holdings, Ltd.                                    532,000             67,965
 * Fushan Holdings, Ltd.                                              2,566,000             97,112
 * GeoMaxima Energy Holdings, Ltd.                                    5,810,000             86,039
   Global China Group Holdings, Ltd.                                  3,022,000            170,485
   Global Green Tech Group, Ltd.                                      1,336,000            116,557
 * Global Tech (Holdings), Ltd.                                       5,612,000             61,329
   Glorious Sun Enterprises, Ltd.                                     1,650,000            486,839
   Gold Peak Industries (Holdings), Ltd.                              1,059,250            312,469
 * Goldbond Group Holdings, Ltd. New                                  2,609,500             46,919
   Golden Resources Development
     International, Ltd.                                              1,456,500             62,654
 * Gold-Face Holdings, Ltd.                                           2,003,600            138,819
   Goldlion Holdings, Ltd.                                            1,438,000            110,570
   Golik Holdings, Ltd.                                                 930,500             38,197
   Good Fellow Group, Ltd.                                            3,488,000            158,875
 * Gorient Holdings, Ltd.                                                 7,370                101
 * Great Wall Cybertech, Ltd.                                        15,795,170             20,266
   Group Sense (International), Ltd.                                  2,062,000            222,090
   Guangdong Brewery Holdings, Ltd.                                   2,212,000            502,623
 * Guangnan Holdings, Ltd.                                           14,216,000            218,787
   Guangzhou Investment Co., Ltd.                                     1,070,000             96,552
 * Guo Xin Group, Ltd.                                                3,640,000             42,383
 * Guorun Holdings Ltd                                                  230,000             20,979
   GZI Transport, Ltd.                                                1,820,000            513,512

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hang Fung Gold Technology, Ltd.                                      762,000    $       125,921
   Hang Ten Group Holdings, Ltd.                                        585,039                900
   Hanny Holdings, Ltd.                                                 186,658             74,426
 * Hansom Eastern Holdings, Ltd.                                      3,473,235             24,360
   Harbour Centre Development, Ltd.                                     517,000            511,010
   Harbour Ring International Holdings,
     Ltd.                                                               636,000             57,889
 * Hen Fung Holdings, Ltd.                                            1,740,000             33,600
   Henderson China Holdings, Ltd.                                       815,000            391,895
   Hengan International Group Co., Ltd.                                  98,000             57,373
   High Fashion International, Ltd.                                     268,000             39,913
 * HKR International, Ltd.                                            1,884,860            568,172
 * Hon Kwok Land Investment Co., Ltd                                    572,535            104,432
   Hong Kong Catering Management,
     Ltd.                                                               512,000             56,029
 * Hong Kong Construction Holdings,
     Ltd.                                                               970,000             59,028
   Hong Kong Ferry (Holdings) Co., Ltd.                                 671,300            667,260
 * Hong Kong Parkview Group, Ltd.                                     1,130,000             72,493
 * Hong Kong Pharmaceuticals
     Holdings, Ltd.                                                   1,834,000             55,062
   Hongkong Chinese, Ltd.                                             2,126,000            272,285
 * Hop Hing Holdings, Ltd.                                              660,265             25,415
   Hopson Development Holdings, Ltd.                                  1,246,000            320,370
 * Hsin Chong Construction Group, Ltd.                                1,569,658             69,431
 * Huabao International Holdings, Ltd.                                   19,300              3,226
 * Hualing Holdings, Ltd.                                             1,344,000             39,410
   Hung Hing Printing Group, Ltd.                                        34,000             25,504
 * Hycomm Wireless, Ltd.                                              4,709,000             51,497
   I-Cable Communications, Ltd.                                         191,000             73,386
 * I-China Holdings, Ltd.                                             3,757,566              8,196
   IDT International, Ltd.                                            4,028,486            919,340
 * Imagi International Holdings, Ltd.                                   137,400             24,612
 * Innomaxx Biotechnology Group, Ltd.                                 3,050,000             62,868
 * Interchina Holdings Co., Ltd.                                      8,130,000            217,994
 * Inworld Group, Ltd.                                                    2,036                 12
 * ITC Corp., Ltd.                                                      466,157             19,204
   JCG Holdings, Ltd.                                                    84,000             60,215
 * Junefield Department Store Group,
     Ltd.                                                               256,000              3,365
   K Wah International Holdings, Ltd.                                 3,009,831            478,552
   K. Wah Construction Materials, Ltd.                                2,404,949            215,981
 * Kader Holdings Co., Ltd.                                             545,600             10,565
   Karrie International Holdings, Ltd.                                  488,000            126,823
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               858,600            142,917
   Kee-Shing Holdings Co., Ltd.                                         886,000             71,487
   Kin Yat Hldgs                                                        586,000             84,973
 * King Fook Holdings, Ltd.                                           1,000,000             51,187
 * King Pacific International Holdings,
     Ltd.                                                             1,404,200             21,980
   Kingdee International Software Group
     Co., Ltd.                                                          638,000            216,636
   Kingmaker Footwear Holdings, Ltd.                                  1,058,750            383,203
 * Kong Sun Holdings, Ltd.                                            2,198,000              6,750
   Kowloon Development Co., Ltd.                                        604,000            484,848
 * KPI Co., Ltd.                                                        264,000              3,328
   KTP Holdings, Ltd.                                                   560,400             53,883
 * Kwong Sang Hong International, Ltd.                                1,434,000            123,220
   Kwoon Chung Bus Holdings, Ltd.                                       556,000             80,830
 * Lai Sun Development Co., Ltd.                                      7,592,000            149,482
 * Lai Sun Garment (International), Ltd.                              2,325,000    $        90,985
   Lam Soon (Hong Kong), Ltd.                                           302,310             99,761
 * Le Saunda Holdings, Ltd.                                             236,000             13,195
 * Leadership Publishing Group, Ltd.                                    250,511              2,114
 * Leading Spirit High-Tech Holdings
     Co., Ltd.                                                        2,310,000              2,964
   Lerado Group (Holding) Co., Ltd.                                   1,048,000            184,290
 * LifeTec Group, Ltd.                                                1,383,000             30,515
 * Lippo, Ltd.                                                        1,074,760            263,972
   Liu Chong Hing Bank, Ltd.                                             73,000             92,202
   Liu Chong Hing Investment, Ltd.                                      635,200            401,039
   Luk Fook Holdings (International),
     Ltd.                                                               690,000            110,570
   Luks Industrial Group, Ltd.                                          645,555            104,231
   Lung Kee (Bermuda) Holdings, Ltd.                                  1,071,875            456,142
 * MACRO-LINK International Holdings,
     Ltd.                                                             1,036,250             29,360
 * Mae Holdings, Ltd.                                                 2,220,000              4,006
 * Magnificent Estates, Ltd.                                          8,368,000             59,281
 * Magnum International Holdings, Ltd.                                  300,000              3,849
   Mainland Headwear Holdings, Ltd.                                     410,000            131,396
 * Mansion House Group, Ltd.                                          1,820,000             70,741
   Matrix Holdings, Ltd.                                                402,000             90,058
 * Mei Ah Entertainment Group, Ltd.                                   1,142,000             39,767
   Melbourne Enterprises, Ltd.                                           45,500            175,137
   Midas International Holdings, Ltd.                                   774,000             55,565
   Midland Realty (Holding), Ltd.                                     1,110,000            263,766
 * Millennium Group, Ltd.                                             1,392,000             19,370
 * Min Xin Holdings, Ltd.                                               753,200            126,666
   Miramar Hotel & Investment Co., Ltd.                                  84,000             79,508
 * Morning Star Resources, Ltd.                                       1,845,000             13,087
   Moulin International Holdings, Ltd.                                  699,274            441,817
   Nanyang Holdings, Ltd.                                               137,500            133,405
 * National Electronics Holdings, Ltd.                                2,156,000             70,526
 * New China Merchants Dichain                                        7,160,000             99,199
   New Island Printing Holdings, Ltd.                                   176,000             15,356
 * New World China Land, Ltd.                                           222,000             53,483
 * New World Cyberbase, Ltd.                                             25,220                 94
 * New World TMT, Ltd.                                                1,380,600            145,651
   Newocean Green Energy Holdings,
     Ltd.                                                             3,931,200             69,054
 * Next Media, Ltd.                                                     220,000             74,810
   Ngai Lik Industrial Holdings, Ltd.                                 1,556,000            604,212
*# Onfem Holdings, Ltd.                                               1,266,000             97,211
   Orient Power Holdings, Ltd.                                          804,000            106,200
 * Oriental Metals, Ltd.                                                711,780            233,907
   Oriental Press Group, Ltd.                                           230,000             78,972
   Oriental Watch Holdings, Ltd.                                        398,000             72,420
 # Pacific Andes International Holdings,
     Ltd.                                                             1,172,000            193,923
 # Pacific Century Insurance Holdings,
     Ltd.                                                             1,272,000            480,613
 * Pacific Plywood Holdings, Ltd.                                     4,430,000             23,975
   Paul Y. ITC Construction Holdings,
     Ltd.                                                             2,262,856            189,243
   Peace Mark Holdings, Ltd.                                          1,120,514            215,741
   Pegasus International Holdings, Ltd.                                 226,000             34,499
   Perfectech International Holdings,
     Ltd.                                                               571,450             58,726
   Pico Far East Holdings, Ltd.                                       1,190,000             77,934
   Playmates Holdings, Ltd.                                           2,223,000            288,430

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Pokfulam Development Co., Ltd.                                       234,000    $        73,461
 * Poly Investments Holdings, Ltd.                                    2,670,000             62,709
   Prime Success International Group,
     Ltd.                                                             2,366,000            135,395
 # Proview International Holdings, Ltd.                                 944,000            217,885
*# QPL International Holdings, Ltd.                                   1,191,000            296,222
   Quality Healthcare Asia, Ltd.                                        133,800             30,815
 * Rainbow International Holdings, Ltd.                                   2,036                 20
   Raymond Industrial, Ltd.                                             605,400            213,396
*# Regal Hotels International Holdings,
     Ltd.                                                            11,656,000            361,078
 * Rexcapital International Holdings, Ltd.                            1,272,905             14,487
 * Riche Multi-Media Holdings, Ltd.                                     706,000            296,726
 * Rivera Holdings, Ltd.                                              3,620,000            116,128
 * Riverhill Holdings, Ltd.                                               2,036                 28
   Road King Infrastructure, Ltd.                                       449,000            331,137
 * Roadshow Holdings, Ltd.                                            1,456,000            143,628
   S.A.S.Dragon Holdings, Ltd.                                        1,696,000            199,825
   SA SA International Holdings, Ltd.                                 1,872,000            694,145
   Safety Godown Co., Ltd.                                              408,000            146,576
   Saint Honore Holdings, Ltd.                                          128,000             22,909
 * San Miguel Brewery Hong Kong, Ltd.                                   612,800            130,474
   SCMP Group, Ltd.                                                     224,000             89,701
   Sea Holdings, Ltd.                                                   832,000            203,593
 * Seapower Resources International,
     Ltd.                                                               151,680              1,741
 * SEEC Media Group, Ltd.                                             2,550,000            158,831
   Shanghai Allied Cement, Ltd.                                       1,152,080             75,647
 * Shanghai Century Holdings, Ltd.                                    7,142,000            130,259
 * Shanghai Land Holdings, Ltd.                                       1,464,000             64,805
 # Shanghai Real Estates, Ltd.                                        2,234,000            177,317
   Shaw Brothers Hong Kong, Ltd.                                        134,000            130,666
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                               730,792            164,875
   Shenyin Wanguo (Hong Kong), Ltd.                                     847,500             90,002
   Shenzhen International Holdings, Ltd.                              1,682,500             59,410
   Shougang Concord Century Holdings,
     Ltd.                                                             1,676,000            184,717
 * Shougang Concord Grand (Group),
     Ltd.                                                             1,701,000            125,867
 * Shougang Concord International
     Enterprises Co., Ltd.                                            4,166,000            205,313
 * Shougang Concord Technology
     Holdings, Ltd.                                                   2,639,809            219,242
 * Shui On Construction & Materials,
     Ltd.                                                               468,000            404,987
 * Shun Ho Resources Holdings, Ltd.                                     483,000             20,451
 * Shun Ho Technology Holdings, Ltd.                                  1,037,452             45,660
   Silver Grant International Industries,
     Ltd.                                                             2,087,000            433,257
 * Sincere Co., Ltd.                                                    505,500             24,245
 # Singamas Container Holdings, Ltd.                                    838,000            429,203
   Sino Golf Holdings, Ltd.                                             438,000             80,335
 * Sinocan Holdings, Ltd.                                               350,000              1,751
 * Sino-I.com, Ltd.                                                  19,383,158            359,196
   Sinolink Worldwide Holdings, Ltd.                                  3,933,600            458,712
   Sinopec Kantons Holdings, Ltd.                                     1,638,000            220,595
 * Skynet (International Group)
     Holdings, Ltd.                                                     244,240                313
   SNP Leefung Holdings, Ltd.                                           144,000             22,182
 * Softbank Investment International
     (Strategic), Ltd.                                                7,398,000    $        98,715
 * Solartech International Holdings, Ltd.                                49,600              2,058
   South China Brokerage Co., Ltd.                                    4,872,000             30,161
   South China Industries, Ltd.                                       1,124,000             64,018
   Southeast Asia Properties & Finance,
     Ltd.                                                               263,538             37,052
   Starlight International Holdings, Ltd.
     (New)                                                            1,311,292            185,598
   Starlite Holdings, Ltd.                                              694,000             74,741
 * Stelux Holdings International, Ltd.                                1,307,702             46,509
 * Styland Holdings, Ltd.                                               101,808                327
   Sun Hing Vision Group Holdings, Ltd.                                 358,000            159,326
   Sun Hung Kai & Co., Ltd.                                           2,048,600            481,464
 * Sun Innovation Holdings, Ltd.                                      1,420,360              3,271
 * Sun Media Group Holdings, Ltd.                                     9,814,000             35,140
 * Sunday Communications, Ltd.                                        4,441,000            282,279
   Sunway International Holdings, Ltd.                                  866,000             30,261
 * Suwa International Holdings, Ltd.                                  1,062,000             26,498
 * Tack Hsin Holdings, Ltd.                                             542,000              9,385
   Tai Cheung Holdings, Ltd.                                          1,013,000            370,839
   Tai Fook Securities Group, Ltd.                                      590,000             91,633
   Tai Sang Land Development, Ltd.                                      471,984            122,455
   Tak Shun Technology Group, Ltd.                                    2,088,000             82,991
   Tak Sing Alliance Holdings, Ltd.                                   2,909,865            100,609
 # Tan Chong International, Ltd.                                        666,000            128,033
   TCC International Holdings, Ltd.                                   1,124,000            195,914
 * Technology Venture Holdings, Ltd.                                    586,000             16,665
 * Termbray Industries International
     (Holdings), Ltd.                                                 2,304,900            124,269
   Tern Properties Co., Ltd.                                             61,200             12,564
 * The Sun's Group, Ltd.                                             17,004,000             21,817
 * Tian An China Investments Co., Ltd.                                1,238,275            294,659
   Tian Teck Land, Ltd.                                               1,098,000            315,996
 # Tianjin Development Holdings, Ltd.                                 1,118,000            387,626
 * Titan Petrochemicals Group, Ltd.                                     640,000             44,324
 * Tomorrow International Holdings, Ltd.
     New                                                                165,000             21,276
   Tonic Industries Holdings., Ltd.                                     920,000             49,443
   Top Form International, Ltd.                                       1,586,000            243,591
 * Tristate Holdings, Ltd.                                              138,000             23,903
   Truly International Holdings, Ltd.                                    66,000             90,963
   Tungtex (Holdings) Co., Ltd.                                         788,000            293,403
 * Tysan Holdings, Ltd.                                               1,040,773             40,643
 * U-Cyber Technology Holdings, Ltd.                                    432,800              8,226
 * United Power Investment, Ltd.                                      1,664,000             32,486
 * Universal Holdings Ltd                                             2,770,000             22,738
 * Universe International Holdings, Ltd.                                573,339              4,777
   U-Right International Holdings, Ltd.                               2,040,000             91,598
   USI Holdings, Ltd.                                                   928,999            113,098
 # Van Shung Chong Holdings, Ltd.                                       359,335             66,364
 * Vanda Systems & Communications
     Holdings, Ltd.                                                   2,534,000            148,934
 # Varitronix International, Ltd.                                       507,344            500,751
   Veeko International Holdings, Ltd.                                 1,420,000             32,795
   Victory City International Holdings,
     Ltd.                                                               839,768            328,303
   Vitasoy International Holdings, Ltd.                               1,423,000            325,008
 * Wah Ha Realty Co., Ltd.                                              278,600             42,538
 * Wah Nam International                                                 38,696                853
   Wai Kee Holdings, Ltd.                                             1,265,738            214,928

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Wang ON Group Ltd New                                                 47,897    $         5,836
   Wellnet Holdings, Ltd.                                             2,059,200             97,721
 * Winfoong International, Ltd.                                       1,210,000             32,527
   Wing On Co. International, Ltd.                                      565,000            579,375
   Wing Shan International, Ltd.                                        896,000             46,593
 * Winsan China Investment Group, Ltd.                                1,296,000             49,585
   Wong's International (Holdings), Ltd.                                737,641             89,850
 * Wonson International Holdings, Ltd.                                4,040,000             10,342
   World Houseware (Holdings), Ltd.                                     605,700             23,691
*# Xinao Gas Holdings, Ltd.                                           1,094,000            515,681
   Y. T. Realty Group, Ltd.                                             965,000             57,287
   Yangtzekiang Garment Manufacturing
     Co., Ltd.                                                          405,000             75,657
 * Yanion International Holdings, Ltd.                                  118,000              8,898
 * Yaohan International Holdings, Ltd.                                  974,000                  0
 * Yau Lee Holdings, Ltd.                                               534,000             26,338
   YGM Trading, Ltd.                                                    228,000            134,437
   Yip's Chemical Holdings, Ltd.                                        674,000            136,687
   Yugang International, Ltd.                                        11,916,000            113,072
 * Yunnan Enterprises Holdings, Ltd.                                    240,000             12,284
 * Zhu Kuan Development Co., Ltd.                                       646,000             32,633
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $74,974,804)                                                                   50,256,573
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $23,294)                                                                         23,293
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06                                             124,800                  0
 * Easyknit International Holdings, Ltd.
     Rights 06/07/04                                                    141,430                  0
 * Quality Healthcare Asia, Ltd.
     Warrants 01/12/04                                                   26,760                755
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                   755
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $74,998,098)                                                                   50,280,621
                                                                                   ---------------
NEW ZEALAND -- (9.1%)
COMMON STOCKS -- (9.1%)
 * AFFCO Holdings, Ltd.                                               1,935,950            304,360
   Cavalier Corp., Ltd.                                                 283,674            849,900
   CDL Hotels NZ, Ltd.                                                1,387,344            357,407
   CDL Investments NZ, Ltd.                                             306,025             53,840
   Colonial Motor Co., Ltd.                                             126,795            232,638
 * Cue Energy Resources NL                                              452,354             20,168
   DB Breweries, Ltd.                                                   312,589          1,591,228
   Ebos Group, Ltd.                                                     112,108            235,719
 * Evergreen Forests, Ltd.                                              323,301             81,670
   Hallenstein Glassons Holdings, Ltd.                                  241,638            447,449
   Hellaby Holdings, Ltd.                                               201,679            635,846
   Horizon Energy Distribution, Ltd.                                     40,420             99,159
 * Kingsgate International Corp., Ltd.                                  479,679             93,136
   Met Lifecare, Ltd.                                                   270,895            382,388
   Michael Hill International, Ltd.                                     156,746            566,477
 * New Zealand Oil & Gas, Ltd.                                          584,872    $       263,674
   New Zealand Refining Co., Ltd.                                        84,779          1,014,305
 * New Zealand Rural Properties, Ltd.                                    38,372                  0
   Northland Port Corp. (New Zealand),
     Ltd.                                                               219,997            378,068
   Nuplex Industries, Ltd.                                              271,267            863,175
 * Pacific Retail Group, Ltd.                                           194,156            268,890
   Port of Tauranga, Ltd.                                               541,952          1,734,911
   Powerco, Ltd.                                                        804,832          1,076,673
 * Provenco Group, Ltd.                                                 281,600            127,390
   Pyne Gould Guinness, Ltd.                                            229,634            226,070
   Restaurant Brand New Zealand, Ltd.                                   369,175            282,949
 * Richina Pacific, Ltd.                                                309,644             77,754
 * Rubicon, Ltd.                                                        995,760            519,144
   Ryman Healthcare Group, Ltd.                                         415,999            652,837
   Sanford, Ltd.                                                        418,047          1,273,833
   Scott Technology, Ltd.                                                60,842            123,018
 * Seafresh Fisheries                                                    80,520              1,417
 * Sky City Leisure, Ltd.                                                15,236              8,689
   South Port New Zealand, Ltd.                                          30,744             26,699
   Steel & Tube Holdings, Ltd.                                          379,638            929,660
 * Tasman Farms                                                         157,056                  0
   Taylors Group, Ltd.                                                   29,646             48,754
   Tourism Holdings, Ltd.                                               402,452            416,683
 * Trans Tasman Properties, Ltd.                                      2,311,308            580,679
   Waste Management NZ, Ltd.                                            430,471          1,246,446
   Williams & Kettle, Ltd.                                               57,558             97,652
   Wrightson, Ltd.                                                      597,701            526,077
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,954,178)                                                                   18,716,832
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $5,223)                                                                           5,229
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $13,959,401)                                                                   18,722,061
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.                                                           7,260                  0
                                                                                   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                              10,000              3,395
 * Promet Berhad                                                      1,143,000             87,229
 * Rekapacific Berhad                                                   473,000                  0
 * RNC Corp. Berhad                                                      33,000              3,560
 * Saship Holdings Berhad                                               223,520             52,351
 * Versatile Creative Berhad                                              3,000                280
 * Wing Tiek Holdings Berhad                                             95,800             22,437
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $1,278,766)                                                                       169,252
                                                                                   ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
*# Sansui Electric Co., Ltd.                                            252,000             80,062
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (11.1%)
  Repurchase Agreement, PNC Capital Markets,
    Inc. 0.89%, 06/01/04 (Collateralized by $3,765,000
    FMC Discount Notes 1.13%, 08/12/04,
    valued at $3,755,588) to be repurchased at
    $3,700,366 (Cost $3,700,000)                                $         3,700    $     3,700,000
  Repurchase Agreement, Mizuho Securities
    USA 1.00%, 06/01/04 (Collateralized by $37,418,998
    U.S. Treasury Strips, maturities ranging from 02/15/16
    to 02/15/17, valued at $19,766,812 to be repurchased
    at $19,381,380 (Cost $19,379,227)^                                   19,379         19,379,227
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $228,420,439)++                                                           $   205,500,826
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $228,472,450.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (98.1%)
COMMON STOCKS -- (98.0%)
   4imprint P.L.C.                                                       50,375    $       128,238
   600 Group P.L.C.                                                     100,910            116,445
   Abacus Group P.L.C.                                                   75,000            417,960
   Abbeycrest P.L.C.                                                     42,590             51,600
   Abbot Group P.L.C.                                                   239,595            765,886
   Aberdeen Asset Management P.L.C.                                     303,617            425,345
   Acal P.L.C.                                                           20,971            191,418
 * Acambis P.L.C.                                                       137,000            814,283
 * Advanced Medical Solutions P.L.C.                                     29,802              5,060
 * Advanced Power Components, Ltd.                                       47,871             10,791
   AEA Technology P.L.C.                                                 72,381            267,361
   AGA Food Service Group P.L.C.                                        174,500            781,156
   Aggreko P.L.C.                                                       339,200            930,678
 * AIM Group P.L.C.                                                      32,063             50,556
 * Air Partner P.L.C.                                                    11,763             88,162
 * Airflow Streamlines P.L.C.                                            20,500             21,988
   Airsprung Furniture Group P.L.C.                                      58,000             65,399
   Alba P.L.C.                                                          105,025          1,459,986
   Alexandra P.L.C.                                                      86,243            157,835
   Alexon Group P.L.C.                                                  116,632            705,851
 * Alizyme P.L.C.                                                       182,900            435,175
   Alpha Airports Group P.L.C.                                          392,541            564,523
   Alphameric P.L.C.                                                    172,688            256,630
   Alumasc Group P.L.C.                                                 100,245            262,461
   Alvis P.L.C.                                                         191,010            987,161
   Amberley Group P.L.C.                                                200,000             40,302
   Amec P.L.C.                                                           49,000            240,718
   Amstrad P.L.C.                                                       149,652            501,949
 * Anglesey Mining P.L.C.                                                55,000              3,908
   Anglo Eastern Plantations P.L.C.                                      57,166            160,067
   Anglo Pacific Group P.L.C.                                            98,309            103,244
 * Anite Group P.L.C.                                                   467,715            411,682
 * Antisoma P.L.C.                                                      301,298             92,608
 * API Group P.L.C.                                                      51,500             60,070
 * Applied Optical Technologies P.L.C.                                   75,383             43,611
 * Arena Leisure P.L.C.                                                 480,268            407,138
 * Argonaut Games, Ltd.                                                 100,000             12,051
   Arla Foods UK P.L.C.                                                 815,293            829,002
   Arm Holdings P.L.C.                                                  127,000            273,261
   Arriva P.L.C.                                                        129,697            927,211
 * Ashtead Group P.L.C.                                                 374,989            168,780
   Ashtenne Holdings P.L.C.                                              93,880            643,872
   Atkins Ws P.L.C.                                                     127,815          1,296,111
 * Atrium Underwriting P.L.C.                                            56,779            204,459
   Austin Reed Group P.L.C.                                              68,999            183,356
   Autologic Holdings P.L.C.                                             58,180            303,297
 * Autonomy Corp. P.L.C.                                                143,486            580,567
   Avesco P.L.C.                                                         29,998             51,759
   Aveva Group P.L.C.                                                    23,026            219,521
   Avis Europe P.L.C.                                                   863,316          1,491,219
   Avon Rubber P.L.C.                                                    36,672            138,237
 * AWG P.L.C.                                                            16,000            180,122
 * Axis-Shield P.L.C.                                                    58,284            170,228
   Axon Group P.L.C.                                                     59,468            138,290
   Babcock International Group P.L.C.                                   310,464    $       637,156
   Baggeridge Brick P.L.C.                                               98,000            279,860
 * Bailey (C.H.) P.L.C.                                                 109,500             15,559
 * Bailey (C.H.) P.L.C. Class B                                          10,000              6,600
 * Baltimore Technologies P.L.C.                                         60,656             49,132
   Barr (A.G.) P.L.C.                                                    43,000            579,720
   Beattie (James) P.L.C.                                               132,247            295,492
   Belhaven Brewery Group P.L.C.                                         39,070            315,461
 * Bell Group P.L.C.                                                     42,600            134,824
   Bellway P.L.C.                                                       127,364          1,763,001
   Ben Bailey P.L.C.                                                     26,000            203,851
   Benchmark Group P.L.C.                                               138,813            704,261
   Bespak P.L.C.                                                         55,918            550,949
 * Biocompatibles International P.L.C.                                   45,777            151,134
 * Bioquell P.L.C.                                                       50,194            123,413
   Biotrace International P.L.C.                                         75,000            179,026
   Birse Group P.L.C.                                                   421,901            114,154
   Black Arrow Group P.L.C.                                              56,500             72,513
   Blacks Leisure Group P.L.C.                                           60,959            468,508
   Bloomsbury Publishing P.L.C.                                          94,003            426,887
 * BNB Resources P.L.C.                                                  89,395             31,891
   Body Shop International P.L.C.                                       235,793            670,964
   Bodycote International P.L.C.                                        403,922          1,063,172
   Boot (Henry) P.L.C.                                                   47,000            322,895
   Bovis Homes Group P.L.C.                                             157,801          1,479,223
   BPP Holdings P.L.C.                                                  106,500            616,608
 * Bradstock Group P.L.C.                                                 5,200              4,195
   Brammer (H.) P.L.C.                                                  119,123            290,388
 * Brandon Hire P.L.C.                                                   37,654             87,881
   Brewin Dolphin Holdings P.L.C.                                       260,332            353,026
 * Bristol Water Group P.L.C.                                            31,800            217,760
   Britannic P.L.C.                                                     243,326          1,537,002
   British Polythene Industries P.L.C.                                   56,740            303,150
   British Vita P.L.C.                                                  223,303          1,054,501
   Brixton P.L.C.                                                       296,900          1,579,635
 * Broadcastle P.L.C.                                                    42,033             60,947
 * Brown & Jackson P.L.C.                                               296,819            285,922
 * Brown & Jackson P.L.C. Issue 04                                       84,805             81,692
   Brown (N) Group P.L.C.                                               392,889            740,109
   BSS Group P.L.C.                                                      47,905            622,875
 * BTG P.L.C.                                                           220,220            460,594
   Burtonwood Brewery P.L.C.                                             38,000            243,313
   Business Post Group P.L.C.                                            70,934            647,796
   BWD Securities P.L.C.                                                 29,403            231,995
   Caffyns P.L.C.                                                         6,000             78,922
 * Cairn Energy P.L.C.                                                  183,836          3,562,290
 * Cambridge Antibody Technology
     Group P.L.C.                                                        38,149            362,068
 * Cammell Laird Holdings P.L.C.                                        256,158             28,179
   Capital & Regional P.L.C.                                             83,991            758,498
   Capital Radio P.L.C.                                                 105,550            880,398
   Carclo P.L.C.                                                        100,463             72,700
   Care UK P.L.C.                                                        64,835            346,810
   Carillion P.L.C.                                                     286,809            876,596
 * Carlisle Holdings, Ltd.                                                8,709             54,884
   Carpetright P.L.C.                                                   113,500          2,069,326

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Carr's Milling Industries P.L.C.                                       19,000    $       115,859
  Castings P.L.C.                                                        79,000            267,948
* Cenes Pharmaceuticals P.L.C.                                          298,612             56,476
  Chamberlin & Hill P.L.C.                                               18,000             51,250
  Chapelthorpe P.L.C.                                                   627,680            189,986
  Character Group P.L.C.                                                 59,041             86,848
  Charles Taylor Consulting P.L.C.                                       67,918            344,200
* Charter P.L.C.                                                        159,633            364,414
* Che Group P.L.C.                                                       51,533             41,277
  Chemring Group P.L.C.                                                  49,000            385,554
* Chesnara P.L.C.                                                        92,900            178,844
* Chime Communications P.L.C.                                           230,438            141,501
  Chloride Group P.L.C.                                                 485,500            436,371
  Christie Group P.L.C.                                                  53,263             97,350
  Chrysalis Group P.L.C.                                                286,082            968,921
  Churchill China P.L.C.                                                 30,000            116,997
  Clarkson (Horace) P.L.C.                                               44,733            403,049
* Clinical Computing P.L.C.                                              46,666             17,068
  Clinton Cards P.L.C.                                                  433,380            656,416
* CLS Holdings P.L.C.                                                   152,907            879,018
  CML Microsystems P.L.C.                                                28,361            176,846
  Colefax Group P.L.C.                                                   60,000            110,007
  Collins Stewart Tullett P.L.C.                                         31,538            254,157
* Colt Telecom Group P.L.C.                                             257,000            395,915
  Comino Group P.L.C.                                                    11,100             36,461
  Communisis P.L.C.                                                     237,134            447,546
  Compel Group P.L.C.                                                     5,000              8,203
  Computacenter P.L.C.                                                   51,000            364,681
* Cookson Group P.L.C.                                                2,289,168          1,819,079
  Coral Products P.L.C.                                                  50,000             40,945
* Corporate Services Group P.L.C.                                     1,114,371            202,008
  Cosalt P.L.C.                                                          30,700            190,442
* Costain Group P.L.C.                                                  468,659            352,491
  Countryside Property P.L.C.                                           102,264            409,881
* Countrywide P.L.C.                                                    185,800            955,537
  Courts P.L.C.                                                         110,722            532,758
  Cox Insurance Holdings P.L.C.                                         417,814            524,916
  Cranswick P.L.C.                                                       54,941            390,681
  Crest Nicholson P.L.C.                                                267,250          1,648,327
  Creston P.L.C.                                                         28,278             76,309
  Croda International P.L.C.                                            176,035            903,221
  Cropper (James) P.L.C.                                                 22,000             59,427
* Culver Holdings P.L.C.                                                    338                 81
  Daejan Holdings P.L.C.                                                 25,000            945,840
  Dairy Crest Group P.L.C.                                              165,769          1,234,953
* Dana Petroleum P.L.C.                                                  98,651            481,118
* Danka Business Systems P.L.C.                                          85,000             83,217
  Dart Group P.L.C.                                                      74,000            168,697
  Davis Service Group P.L.C.                                            227,016          1,525,749
* Dawson Holdings P.L.C.                                                 83,245            239,435
* Dawson International P.L.C.                                           100,688             19,318
* DCS Group P.L.C.                                                       10,000              3,090
  De la Rue P.L.C.                                                      223,000          1,331,823
  Dechra Pharmaceiticals P.L.C.                                          67,432            160,616
  Delta P.L.C.                                                          200,000            289,815
  Deltron Electronics P.L.C.                                              9,339             11,214
* Densitron International P.L.C.                                         74,175             26,098
  Derwent Valley Holdings P.L.C.                                         90,000          1,379,094
  Development Securities P.L.C.                                          50,000            339,374
  DeVere Group P.L.C.                                                   132,501          1,069,913
  Devro P.L.C.                                                          213,653            412,529
  Dewhurst P.L.C.                                                         9,000    $        21,946
  Dewhurst P.L.C. Class A Non-Voting                                     15,500             32,823
  DFS Furniture Co. P.L.C.                                              135,600          1,069,031
  Diagonal P.L.C.                                                       104,323             69,674
  Dickinson Legg Group P.L.C.                                            11,935              5,148
  Dicom Group P.L.C.                                                     30,000            428,165
* Dimension Data Holdings P.L.C.                                        939,000            526,653
  Diploma P.L.C.                                                         30,191            294,257
  Domestic & General Group P.L.C.                                        47,868            526,345
  Domino Printing Sciences P.L.C.                                       355,935          1,216,022
  Domnick Hunter Group P.L.C.                                            47,242            301,171
* Dowding & Mills P.L.C.                                                336,440             67,810
  DTZ Holdings P.L.C.                                                   114,500            327,458
* Duelguide Units P.L.C.                                                  3,971             39,155
  Dyson Group P.L.C.                                                     42,750            224,318
  East Surrey Holdings P.L.C.                                           112,648            676,108
* Easynet Group P.L.C.                                                  158,575            290,715
* Ebookers P.L.C.                                                        89,700            450,132
* Edinburgh Oil & Gas P.L.C.                                             47,564            137,908
* Eidos P.L.C.                                                          150,900            328,100
  Eldridge Pope & Co. P.L.C.                                             25,000             69,310
  Eleco P.L.C.                                                          104,685             58,426
  Electronic Data Processing P.L.C.                                      55,200             63,070
* Elementis P.L.C.                                                      573,383            376,394
* Emerald Energy P.L.C.                                               3,205,540            101,888
* Emess P.L.C.                                                          288,250             43,056
  Ennstone P.L.C.                                                       295,323            200,188
* Enodis P.L.C.                                                         524,429            798,442
  Estates & General P.L.C.                                               10,000             38,976
  Eurocopy P.L.C.                                                        41,051             29,337
* Eurodis Electron P.L.C.                                             1,230,802            115,166
  Euromoney Institutional
    Investors P.L.C.                                                    117,550            816,481
  European Colour P.L.C.                                                 82,090             26,967
  European Motor Holdings P.L.C.                                        118,325            437,375
* European Telecom P.L.C.                                                 7,000                  0
* Evans of Leeds Contingent
    Units P.L.C.                                                         80,000                  0
  Expro International Group P.L.C.                                       74,744            370,127
  Fenner P.L.C.                                                         144,722            273,430
* Ferguson International
    Holdings P.L.C.                                                      89,105             44,110
  Ferraris Group P.L.C.                                                  63,540            121,776
* Fibernet Group P.L.C.                                                  70,153            133,783
* FII Group P.L.C.                                                       41,166              5,095
  Filtronic P.L.C.                                                       98,438            543,600
  Financial Objects P.L.C.                                                7,000              5,137
  Findel P.L.C.                                                         142,288            998,925
  First Choice Holidays P.L.C.                                          648,683          1,423,992
  First Technology P.L.C.                                               128,111            689,227
  Fisher (James) & Sons P.L.C.                                           76,000            379,339
  FKI P.L.C.                                                            702,700          1,428,568
  Forminster P.L.C.                                                      43,333             16,370
  Forth Ports P.L.C.                                                    142,983          2,990,417
  Fortress Holdings P.L.C.                                              120,728             58,104
* Fortune Oil P.L.C.                                                  1,805,243            189,074
  Freeport P.L.C.                                                        35,006            221,978
  French Connection Group P.L.C.                                        125,000            993,645
  Fuller, Smith & Turner P.L.C. Series A                                 20,000            234,947
  Fulmar P.L.C.                                                         107,500            147,709
  Future Network P.L.C.                                                 430,444            493,474

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Galliford Try P.L.C.                                                  517,870    $       472,895
  Game Group P.L.C.                                                     534,000            594,687
  Games Workshop Group P.L.C.                                            41,013            488,138
  Gaming International P.L.C.                                            14,000             11,294
* Garton Engineering P.L.C.                                              10,248                  0
* Gaskell P.L.C.                                                         36,000              9,917
  GB Group P.L.C.                                                       250,000             89,245
  Geest P.L.C.                                                           97,588          1,046,634
* Get Group P.L.C.                                                       13,200             49,051
  Gibbs & Dandy P.L.C.                                                    9,000             51,953
  Gleeson (M.J.) Group P.L.C.                                            22,471            460,503
* Glotel P.L.C.                                                          49,741            101,535
  Go-Ahead Group P.L.C.                                                  40,000            903,604
  Goldshield Group P.L.C.                                                42,212            191,253
  Gowrings P.L.C.                                                         5,000              5,638
  Grainger Trust, Ltd.                                                   33,075          1,028,757
  Great Portland Estates P.L.C.                                         272,408          1,311,337
  Greene King P.L.C.                                                     80,593          1,345,783
* Greenwich Resources P.L.C.                                            438,664             16,085
  Greggs P.L.C.                                                          26,000          1,613,385
* Gresham Computing P.L.C.                                               65,768            372,592
  Guiness Peat Group P.L.C.                                           1,025,981          1,252,805
  GWR Group P.L.C.                                                      170,000            798,089
* Gyrus Group P.L.C.                                                    110,664            406,578
  Halma P.L.C.                                                          489,564          1,342,522
  Halstead (James) Group P.L.C.                                          52,208            424,027
* Hampson Industries P.L.C.                                             250,757             93,276
* Hampton Trust P.L.C.                                                  232,050              7,977
* Hardy Underwriting Group P.L.C.                                        40,318            186,182
  Hardys & Hansons P.L.C.                                                48,000            442,876
* Hartstone Group P.L.C.                                                240,263              8,395
* Harvey Nash Group P.L.C.                                              183,750            230,484
  Havelock Europa P.L.C.                                                 27,660             47,641
* Hawtin P.L.C.                                                         196,500             32,425
  Haynes Publishing Group P.L.C.                                         14,703             89,860
  Headlam Group P.L.C.                                                  152,974          1,146,673
  Heath (Samuel) & Sons P.L.C.                                            7,500             54,316
  Helical Bar P.L.C.                                                     46,000            702,439
  Helphire Group P.L.C.                                                 159,600            575,345
  Henlys Group P.L.C.                                                   133,303             39,034
  Hercules Property Services P.L.C.                                      25,132            130,651
  Heywood Williams Group P.L.C.                                         140,400            200,099
  Highbury House
    Communications P.L.C.                                               439,166            160,843
  Highway Insurance Holdings P.L.C.                                     467,933            284,049
  Hill & Smith Holdings P.L.C.                                           86,850            157,629
  Hiscox P.L.C.                                                         387,778          1,096,445
  Hit Entertainment P.L.C.                                              195,791          1,071,792
  Hitachi Capital (UK) P.L.C.                                            53,912            198,403
  Holidaybreak P.L.C.                                                    92,974            869,965
* Homeserve P.L.C.                                                       86,400          1,061,022
  Homestyle Group P.L.C.                                                 76,141            122,768
  Hornby P.L.C.                                                          10,000            187,903
  House of Fraser P.L.C.                                                395,650            840,971
  Hunting P.L.C.                                                        223,174            596,088
  Huntleigh Technology P.L.C.                                            66,958            432,702
  Huntsworth P.L.C.                                                     135,000             55,291
* Hyder Consulting P.L.C.                                                16,308             41,660
* IAF Group P.L.C.                                                       30,000              6,325
  IFX Group P.L.C.                                                       34,486             61,652
* Imagination Technologies
    Group P.L.C.                                                        239,934    $       373,222
* IMS Group P.L.C.                                                       75,000              6,188
  Incepta Group P.L.C.                                                  280,643            429,811
  Inchcape P.L.C.                                                        20,000            577,805
* Industrial & Commercial
    Holdings P.L.C.                                                       5,000                137
  Infast Group P.L.C.                                                   301,224            123,085
* Intec Telecom Systems P.L.C.                                          275,141            320,417
  Intelek P.L.C.                                                         99,880             19,624
* Intertek Group P.L.C.                                                  70,100            695,867
  Intserve P.L.C.                                                       179,459            833,338
* Invensys P.L.C.                                                     5,864,457          1,746,088
* Inveresk P.L.C.                                                       150,000             38,609
* IQE P.L.C.                                                            132,400             26,167
  ISIS Asset Management P.L.C.                                          199,626            656,212
  Isoft Group P.L.C.                                                    210,764          1,494,736
  Isotron P.L.C.                                                         50,325            429,477
  Ite Group P.L.C.                                                      374,735            387,964
  Itnet P.L.C.                                                           90,278            480,899
  Jarvis P.L.C.                                                         230,379            347,566
* Jarvis Porter Group P.L.C.                                             99,894             37,088
  JJB Sports P.L.C.                                                     308,125          1,426,339
  JKX Oil and Gas P.L.C.                                                220,533            323,972
  John David Group P.L.C.                                               114,500            442,969
  Johnson Service Group P.L.C.                                          125,535            897,811
  Johnston Group P.L.C.                                                  26,000            140,626
* Kalamazoo Computer Group P.L.C.                                        56,120              1,801
  KBC Advanced Technologies P.L.C.                                       25,000             13,443
  Keller Group P.L.C.                                                   123,128            488,996
  Kensington Group P.L.C.                                                71,789            551,496
* Kewill Systems P.L.C.                                                  88,409             96,878
  Kidde P.L.C.                                                          232,000            483,625
  Kier Group P.L.C.                                                      51,293            591,895
  Kiln P.L.C.                                                           271,733            408,358
* Kingston Communications P.L.C.                                        453,332            512,495
  Kleeneze P.L.C.                                                        84,300            177,912
* Knowledge Support Systems
    Group P.L.C.                                                         25,000                367
  Laing (John) P.L.C.                                                   301,961          1,183,895
  Laird Group P.L.C.                                                    163,100            858,567
  Lambert Howarth Group P.L.C.                                           32,592            174,986
* Lastminute.com P.L.C.                                                 258,882            876,814
* Laura Ashley Holdings P.L.C.                                          623,937            157,536
  Lavendon Group P.L.C.                                                  50,092            119,833
* Leeds United P.L.C.                                                    66,000                181
  Lincat Group P.L.C.                                                    19,000            140,256
  Linton Park P.L.C.                                                     39,000            293,525
  Linx Printing Technologies P.L.C.                                      27,000            171,616
  Litho Supplies P.L.C.                                                  20,000             17,422
  London Bridge Software
    Holdings P.L.C.                                                     215,910            376,037
* London Clubs International P.L.C.                                     293,962            685,237
  London Industrial P.L.C.                                               22,308            657,855
  London Merchant Securities P.L.C.                                     324,905          1,031,678
  London Scottish Bank P.L.C.                                           263,000            627,960
  Lookers P.L.C.                                                         53,160            286,711
* Lorien P.L.C.                                                          60,000             97,275
  Low & Bonar P.L.C.                                                    132,598            261,673
  Luminar P.L.C.                                                         99,500            803,665
  Lupus Capital P.L.C.                                                  191,787             56,367

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
* M.L. Laboratories P.L.C.                                              298,631    $       100,910
  Macfarlane Group P.L.C.                                               228,287            104,830
  Macro 4 P.L.C.                                                         42,500            131,774
  Maiden Group P.L.C.                                                    16,800             68,719
  Mallett P.L.C.                                                         24,837            121,129
  Management Consulting Group P.L.C.                                    310,972            184,468
  Manchester United P.L.C.                                              377,176          1,668,761
  Manganese Bronze Holdings P.L.C.                                       32,184            138,796
  Marlborough Stirling P.L.C.                                           300,047            333,427
  Marshalls P.L.C.                                                      225,800          1,187,353
* Martin International Holdings P.L.C.                                  135,800             58,679
* Marylebone Warwick Balfour
    Group P.L.C.                                                        124,686            123,218
* Matalan P.L.C.                                                         84,701            282,971
  Mayflower Corp. P.L.C.                                                550,636             68,145
  McAlpine (Alfred) P.L.C.                                              196,111            995,759
  McBride P.L.C.                                                        202,000            524,364
  McCarthy & Stone P.L.C.                                               194,968          1,959,002
  McKay Securities P.L.C.                                                68,500            266,765
* Medical Solutions P.L.C.                                              126,658             99,360
* Medisys P.L.C.                                                        513,463             92,407
  Meggitt P.L.C.                                                        360,317          1,659,334
  Mentmore P.L.C.                                                       236,561            490,958
  Menzies (John) P.L.C.                                                  76,229            606,406
* Merant P.L.C.                                                         172,500            600,913
  Merchant Retail Group P.L.C.                                          185,666            531,166
  Merrydown P.L.C.                                                       59,927            102,111
  Mersey Docks & Harbour Co. P.L.C.                                     104,554          1,323,046
  Metal Bulletin P.L.C.                                                  95,500            358,780
  Metalrax Group P.L.C.                                                 358,740            546,843
  MFI Furniture Group P.L.C.                                             60,855            166,698
  Mice Group P.L.C.                                                     139,909            179,377
  Michael Page International P.L.C.                                     436,800          1,355,326
* Microgen P.L.C.                                                        98,405            106,669
  Millennium and Copthorne
    Hotels P.L.C.                                                        80,633            467,987
  Minerva P.L.C.                                                        220,430            970,153
  Mitie Group P.L.C.                                                    500,000          1,053,188
  Molins P.L.C.                                                          68,000            202,543
  Monsoon P.L.C.                                                         71,000            225,222
* Morgan Crucible Company P.L.C.                                        330,666            727,958
  Morgan Sindall P.L.C.                                                  66,000            532,724
  Morse P.L.C.                                                          171,777            407,928
  Moss Brothers Group P.L.C.                                            163,400            220,005
  Mowlem (John) & Co. P.L.C.                                            341,969          1,182,358
  MS International P.L.C.                                                71,500             44,041
  MSB International P.L.C.                                               16,000             21,165
  Mtl Instruments Group P.L.C.                                           14,748             58,913
  Mucklow (A & J) Group P.L.C.                                          175,000            923,987
* My Travel Group P.L.C.                                                628,934            100,751
  National Express Group P.L.C.                                          25,000            319,431
  Nestor Healthcare Group P.L.C.                                        180,200            443,019
* New Avesco P.L.C.                                                      29,998             30,250
  Newcastle United P.L.C.                                               148,923            101,026
  NHP P.L.C.                                                            281,875          1,022,806
  Nichols P.L.C.                                                         66,550            149,805
  Nord Anglia Education P.L.C.                                           29,624            122,202
  Northamber P.L.C.                                                      75,888            105,048
  Northern Foods P.L.C.                                                 527,042          1,495,546
* Northgate Information Solutions P.L.C.                                659,558            721,684
  Northgate P.L.C.                                                      118,200          1,361,972
  Novar P.L.C.                                                          526,365    $     1,206,099
* NSB Retail P.L.C.                                                     461,606            222,253
* NXT P.L.C.                                                            101,922            184,493
  Ocean Wilsons Holdings, Ltd.                                           84,250            243,643
* OEM P.L.C.                                                             12,000             12,431
* Orbis P.L.C.                                                           11,428              3,149
* Osmetech P.L.C.                                                       669,354             49,130
  Ottakar's P.L.C.                                                       30,000            222,791
  Owen (H.R.) P.L.C.                                                     34,000            128,191
* Oxford Biomedica, Ltd.                                                412,582            126,567
  Oxford Instruments P.L.C.                                              63,163            272,316
* Pace Micro Technology P.L.C.                                          319,767            299,277
  Paladin Resources P.L.C.                                              427,630            953,097
* Palmaris Capital P.L.C.                                                42,500              9,229
  Paragon Group of Companies P.L.C.                                     153,200            910,670
* Parity Group P.L.C.                                                   241,406             44,336
  Park Group P.L.C.                                                     291,600            158,136
  Partridge Fine Arts P.L.C.                                             58,000             66,463
  Pendragon P.L.C.                                                      239,375          1,355,979
  Penna Consulting P.L.C.                                                33,000             83,709
  Peterhouse Group P.L.C.                                                85,427            304,835
* Pharmagene P.L.C.                                                     160,000            140,030
* Photo-Me International P.L.C.                                         513,175            887,039
  PHS Group P.L.C.                                                      692,231            977,356
* Phytopharm P.L.C.                                                      56,696            161,443
  Pillar Property P.L.C.                                                150,588          1,545,559
  Pittards P.L.C.                                                        60,985             53,127
  Planit Holdings P.L.C.                                                235,000            114,153
* Plantation & General P.L.C.                                            70,623             23,307
* Plasmon P.L.C.                                                        100,000            342,213
  Portmeirion Group P.L.C.                                               22,856             70,191
  Porvair P.L.C.                                                         62,000            123,904
* PPL Therapeutics P.L.C.                                                43,529              3,591
  Premier Farnell P.L.C.                                                 18,000             79,867
* Premier Oil P.L.C.                                                    105,748          1,028,623
* Pressac P.L.C.                                                         78,129             18,583
  Primary Health Properties P.L.C.                                       23,784             96,032
* Probus Estates P.L.C.                                                  83,333              1,360
* Protherics P.L.C.                                                     506,828            481,138
* Provalis P.L.C.                                                       375,538             42,174
  PSD Group P.L.C.                                                       43,500            188,420
* Psion P.L.C.                                                          548,800            570,818
  PZ Cuzzons P.L.C.                                                      29,000            579,329
* QA P.L.C.                                                             158,950             11,987
* Queens Moat Houses P.L.C.                                             159,000             24,779
  Quintain Estates &
    Development P.L.C.                                                  158,650          1,156,875
* QXL Ricardo P.L.C.                                                        130                953
  RAC P.L.C.                                                            142,900          1,736,997
  Radamec Group P.L.C.                                                   35,000             24,667
  Radstone Technology P.L.C.                                             40,384            248,933
  Ransom (William) & Son P.L.C.                                          30,000             27,666
* Redbus Imterhouse P.L.C.                                              206,250             27,877
  Redrow P.L.C.                                                         212,951          1,292,262
* Redstone P.L.C.                                                       257,485             40,162
  Reed Health Group P.L.C.                                              155,333            169,827
  Reg Vardy P.L.C.                                                      103,597          1,008,142
  Regent Inns P.L.C.                                                    162,667            115,889
  Reliance Security Group P.L.C.                                         26,998            265,843
  Renishaw P.L.C.                                                       146,806          1,257,006
  Renold P.L.C.                                                         144,000            198,248

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Restaurant Group P.L.C.                                               241,516    $       371,734
  Ricardo P.L.C.                                                        114,409            392,465
  Richmond Foods P.L.C.                                                  30,683            281,049
* Richmond Oil & Gas P.L.C.                                             220,000                  0
  RM P.L.C.                                                             119,174            297,544
* RMS Communications P.L.C.                                              15,000                  0
  Robert Wiseman Dairies P.L.C.                                         105,437            456,719
  ROK property solutions P.L.C.                                          58,166            369,821
  Rotork P.L.C.                                                         185,440          1,296,919
  Roxboro Group P.L.C.                                                    9,304             49,265
* Royal Doulton P.L.C.                                                  240,000             35,785
  Royalblue Group P.L.C.                                                 47,200            446,391
  RPC Group P.L.C.                                                      116,100            362,329
  RPS Group P.L.C.                                                      257,158            565,646
  Rugby Estates P.L.C.                                                    9,100             43,825
  Rutland Trust P.L.C.                                                  174,255            115,016
  S & U P.L.C.                                                           21,140            198,701
* Safeland P.L.C.                                                        25,000             24,064
  Salvesen (Christian) P.L.C.                                           334,415            303,878
  Sanctuary Group P.L.C.                                                444,589            391,481
  Savills P.L.C.                                                        104,000            846,434
* Scapa Group P.L.C.                                                    163,581             84,493
* Scipher P.L.C.                                                         34,563              1,519
  Scottish & Newcastle P.L.C.                                            58,467            457,309
  Scottish Radio Holdings P.L.C.                                         45,800            731,727
  SCS Upholstery P.L.C.                                                  29,000            123,567
* SDL P.L.C.                                                             71,511            152,889
  Secure Trust Group P.L.C.                                              27,118            203,729
  Securicor P.L.C.                                                      664,050          1,467,982
  Senior P.L.C.                                                         122,900             81,908
  Serco Group P.L.C.                                                    233,359            864,852
* Servicepower Technologies P.L.C.                                      150,000            101,489
  Severfield-Rowan P.L.C.                                                26,211            167,694
* SFI Group P.L.C.                                                       26,713             15,183
  Shaftesbury P.L.C.                                                    171,500            811,135
  Shanks & McEwan Group P.L.C.                                          311,671            674,921
  Shiloh P.L.C.                                                          14,500             34,312
  SHL Group P.L.C.                                                       41,650             84,145
* ShopRite Group P.L.C.                                                 204,780             46,932
  SIG P.L.C.                                                            157,030          1,036,767
* Simon Group P.L.C.                                                    348,089            304,205
  Sinclair (William) Holdings P.L.C.                                     53,000             73,733
  Singer & Friedlander Group P.L.C.                                     213,875            921,738
  Sirdar P.L.C.                                                          41,600             25,894
* Skyepharma P.L.C.                                                     808,847            885,591
  Smart (J.) & Co. (Contractors) P.L.C.                                  22,500            204,200
* Smart Approach Group P.L.C.                                           251,985              5,313
  SMG P.L.C.                                                            425,192            865,322
  Smith (David S.) Holdings P.L.C.                                      468,840          1,341,103
  Smith (James) Estates P.L.C.                                           13,000             83,422
  Smith (W.H.) P.L.C.                                                   125,843            825,648
* Soco International P.L.C.                                              95,932            598,301
  Somerfield P.L.C.                                                     601,400          1,580,756
* South Staffordshire Group P.L.C.                                       21,600            293,058
  Southampton Leisure Holdings P.L.C.                                    19,615             16,157
  Spectris P.L.C.                                                       166,081          1,399,346
  Speedy Hire P.L.C.                                                     56,892            422,113
  Spirax-Sarco Engineering P.L.C.                                       106,811          1,072,159
* Spirent P.L.C.                                                      1,153,237          1,363,208
* Sportech P.L.C.                                                       435,000             93,718
  Spring Group P.L.C.                                                   208,638            428,374
* Springwood P.L.C.                                                      37,500    $         2,406
  SSL International P.L.C.                                              229,700          1,342,004
  St. Ives P.L.C.                                                       129,400            853,964
  St. Modwen Properties P.L.C.                                          160,800            845,222
  Staffware P.L.C.                                                       16,613            239,611
  Stanelco P.L.C.                                                     1,012,741            108,917
  Stanley (Charles) Group P.L.C.                                         86,800            331,018
  Stanley Leisure Organisation P.L.C.                                   226,209          1,945,266
* Sterling Publishing Group P.L.C.                                       75,298             12,465
  Stylo P.L.C.                                                           64,096             58,154
* Superscape P.L.C.                                                     162,101             91,112
* Surfcontrol P.L.C.                                                     42,400            442,856
  Swallowfield P.L.C.                                                    15,000             21,218
  Sygen International P.L.C.                                            492,975            422,627
  Synstar P.L.C.                                                        216,206            293,025
  T&F Informa Group P.L.C.                                              355,029          2,344,884
* T. Clarke P.L.C.                                                       16,213            137,151
* Tadpole Technology P.L.C.                                             314,463             91,903
* Tandem Group P.L.C.                                                   327,365                  0
  Tarsus Group P.L.C.                                                    34,855             56,452
  Taylor Nelson AGB P.L.C.                                              109,000            402,898
  TBI P.L.C.                                                            696,132            827,268
  Ted Baker P.L.C.                                                       48,829            371,173
* Telecommunications Group P.L.C.                                        45,958              1,884
  Telemetrix P.L.C.                                                     165,708            398,370
* Telspec P.L.C.                                                         25,000              6,898
* Terence Chapman Group P.L.C.                                           62,500                363
  Tex Holdings P.L.C.                                                    14,000             40,615
  The Big Food Group P.L.C.                                             466,847            857,541
* The Innovation Group P.L.C.                                           940,000            539,722
  The Malcolm Group P.L.C.                                              109,377            165,497
* The Television Corp. P.L.C.                                            81,937            124,993
* The Wireless Group P.L.C.                                              88,460            150,404
  Thorntons P.L.C.                                                      158,000            456,643
  Thorpe (F.W.) P.L.C.                                                   24,000             99,948
* Thus Group P.L.C.                                                   1,697,000            809,908
  Tibbett & Britten Group P.L.C.                                         86,123            706,030
  Tinsley (Eliza) Group P.L.C.                                           19,844              8,898
* Toad Group P.L.C.                                                      85,507             29,520
  Topps Tiles P.L.C.                                                    348,450          1,000,669
  Tops Estates P.L.C.                                                    41,188            221,614
* Torotrak P.L.C.                                                       134,282            148,992
* Tottenham Hotspur P.L.C.                                              150,000             75,948
  Town Centre Securities (New) P.L.C.                                   142,137            622,281
  Trace Computers P.L.C.                                                 33,552             47,094
* Trafficmaster P.L.C.                                                  151,708            218,362
  Transport Development Group P.L.C.                                    108,182            406,896
  Trifast P.L.C.                                                        135,388            168,736
  Trio Holdings P.L.C.                                                   50,000             20,603
  TT Electronics P.L.C.                                                 158,390            420,707
  Tullow Oil P.L.C.                                                     500,218            939,453
  U.K. Coal P.L.C.                                                      194,549            544,354
  Ulster Television, Ltd.                                               115,602            915,777
  Ultra Electronics Holdings P.L.C.                                      86,645            891,366
  Ultraframe P.L.C.                                                     129,685            290,765
  Umeco P.L.C.                                                           43,150            287,092
  Uniq P.L.C.                                                           152,986            486,608
  Unite Group P.L.C.                                                    144,289            461,840
  Universal Salvage P.L.C.                                               14,255             16,427
* Vanco P.L.C.                                                           69,249            288,439
* Vega Group P.L.C.                                                      32,300             96,327

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Vernalis P.L.C.                                                      225,579    $       210,715
 * Vert (Jacques) P.L.C.                                                 45,000             12,150
   Victoria P.L.C.                                                       12,000             82,650
   Victrex P.L.C.                                                       136,254            817,553
   Vitec Group P.L.C.                                                    47,953            306,193
 * Volex Group P.L.C.                                                    58,801            137,378
   VP P.L.C.                                                             83,100            184,943
   VT Group P.L.C.                                                      229,432          1,115,147
   Wagon P.L.C.                                                          65,292            193,420
 * Walker Greenbank P.L.C.                                               53,105             13,631
   Warner Estate Holdings P.L.C.                                         70,000            609,259
 * Waterdorm P.L.C.                                                     105,000                  0
   Waterman P.L.C.                                                       74,473            102,443
   Watermark Group P.L.C.                                                68,660            175,579
   Weir Group P.L.C.                                                    244,736          1,315,453
   Wellington Holdings P.L.C.                                             9,000             22,019
   Wembley P.L.C.                                                        36,926            579,908
   Westbury P.L.C.                                                      202,522          1,590,613
 * Weston Medical Group P.L.C.                                           50,200              2,301
   Wetherspoon (J.D.) P.L.C.                                            264,451          1,395,753
   Whatman P.L.C.                                                       241,935            925,041
   White Young Green P.L.C.                                              74,666            256,204
   Whitehead Mann Group P.L.C.                                           95,000            471,388
   Whittard of Chelsea P.L.C.                                            30,000            106,083
 * Wiggins Group P.L.C.                                               1,148,266            116,317
   Wilmington Group P.L.C.                                               66,592            131,080
   Wilshaw P.L.C.                                                       198,409             40,924
   Wilson Bowden P.L.C.                                                   7,000            132,913
   Wincanton P.L.C.                                                     147,600            568,882
   Windsor P.L.C.                                                        50,000             36,220
   Wintrust P.L.C.                                                       22,500            243,795
   Wolverhampton & Dudley
     Breweries P.L.C.                                                    90,173          1,358,033
   Wood Group (John) P.L.C.                                             555,826          1,451,077
   Woolworths Group P.L.C.                                            1,717,965          1,395,056
 * Worthington Group P.L.C.                                             102,653              6,587
   WSP Group P.L.C.                                                      90,000            326,527
   Wyevale Garden Centres P.L.C.                                         74,407            492,681
   Wyndeham Press Group P.L.C.                                           73,066            142,685
 * XAAR P.L.C.                                                           66,357            101,854
   XANSA P.L.C.                                                         459,994            711,901
 * Xenova Group P.L.C.                                                  436,931             69,819
 * XKO Group P.L.C.                                                      30,304             49,265
   Yates Group P.L.C.                                                    76,263            139,877
 * Yorkshire Group P.L.C.                                                82,504              8,698
   Young & Co's Brewery P.L.C.                                           10,000    $       164,835
   Young & Co's Brewery P.L.C. Class A                                    5,234            108,907
   Yule Catto & Co. P.L.C.                                              194,090            854,572
   Zotefoams P.L.C.                                                      62,000             79,745
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $203,560,900)                                                                 268,369,725
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * British Pound Sterling
     (Cost $229,507)                                                                       222,287
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                                       1,000                  0
 * Letter of Entitlements - Audemars
     Piguet                                                              90,242                  0
 * Planestation Group P.L.C
     Warrants 01/13/11                                                  229,653              5,684
 * Xenova Group P.L.C. Rights 12/17/03                                   94,500                  0
 * Xenova Group P.L.C.
     Warrants 12/31/08                                                   56,991              3,527
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                             9,211
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $203,795,188)                                                                 268,601,223
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (1.9%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $5,065,000
    FHLB Notes 3.375%, 06/15/04,
    valued at $5,147,306) to be
    repurchased at $5,071,501
    (Cost $5,071,000)                                           $         5,071          5,071,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,866,188)++                                                            $   273,672,223
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $208,877,321.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
   Affine                                                                 1,400    $       111,141
 * Ales Groupe SA                                                         1,900             81,408
 * Ales Groupe SA Issue 04                                                  316             13,120
   Algeco SA                                                              3,326            380,445
*# Alstom SA                                                            177,212            203,694
 * Altedia SA                                                             2,800             52,790
*# Alten SA                                                              21,372            321,491
 * Altran Technologies SA                                                82,633            889,605
   Apem SA                                                                1,000             65,922
   April Group SA                                                        31,201            604,186
   Ares (Groupe) SA                                                       5,500             30,219
   Arkopharma                                                             6,240            380,897
 * Assystem Brime SA                                                      7,580            147,697
 * Aubay SA                                                               5,700             25,359
 * Audika SA                                                              1,900            115,410
 * Baccarat SA                                                            1,090            116,022
   Bacou-Dalloz                                                           6,287            495,609
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   4,615          1,419,452
   Banque Tarneaud SA                                                     1,000            176,586
   Beneteau SA                                                           13,527            814,140
 * Bigben Interactive                                                     2,100             10,569
   Boiron SA                                                             16,659            389,968
 * Boizel Chanoine Champagne SA                                             600             32,718
   Bonduelle SA                                                           6,723            619,536
 # Bongrain SA                                                           13,083            880,044
 * Bricorama SA                                                           3,379            189,152
   Brioche Pasquier SA                                                    2,888            188,628
   Buffalo Grill SA                                                       1,028             15,036
 * Bull SA                                                              105,500            114,645
   Burelle SA                                                             4,030            422,845
 * Business Objects SA                                                   16,500            362,041
 * BVRP SA                                                                2,900             40,533
 * Camaieu SA                                                             4,988            441,236
 * Cap Gemini SA                                                          3,066            117,597
   Carbone Lorraine                                                      33,245          1,243,712
   Cegedim SA                                                             6,902            498,758
   CEGID SA                                                              18,000            490,644
   CFCAL-Banque                                                             840            296,612
   CFF Recycling                                                         10,576          1,207,323
 * Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                       6,400            336,129
 # Clarins SA                                                             7,332            457,193
*# Club Mediterranee SA                                                  15,665            663,617
   Consortium International
     de Diffusion et de
     Representation Sante                                                   600              8,362
   Crometal SA                                                            1,100             54,973
 * CS Communication et Systemes                                           4,983            135,994
 * Damartex SA                                                           22,900            667,998
 * Dane-Elec Memory SA                                                   11,400             43,833
   Delachaux SA                                                           1,300            150,026
   Deveaux SA                                                             1,040            113,545
   Didot-Bottin                                                           1,620    $       213,257
 * DMC (Dollfus Mieg et Cie)                                              9,630             62,941
   Dynaction SA                                                          10,660            212,889
   Eiffage SA                                                             7,650            595,213
   Electricite de Strasbourg                                             23,784          3,050,984
   Elior                                                                104,108            893,767
   Esso SA                                                                3,200            449,270
   Etam Developpement SA                                                  7,300            296,555
   Euler-Hermes SA                                                       12,758            704,170
 * Eurafrance                                                            43,296          2,661,228
 * Euraltech SA                                                          11,700             22,432
*# Euro Disney SCA                                                      797,643            360,193
 * Evialis SA                                                             1,200             43,582
   Exel Industries SA                                                     1,800            108,730
   Explosifs et de Produits Chimiques                                       524            138,841
 # Faurecia SA                                                            6,500            421,238
   Fimalac SA                                                           111,143          4,344,466
   Fininfo SA                                                             9,760            273,837
 * Fleury Michon SA                                                       3,100            143,678
   Fonciere Lyonnaise SA                                                  9,596            413,614
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              4,250            539,613
   Francois Freres (Tonnellerie) SA                                       3,150             80,462
 * Gantois Series A                                                         647             37,048
 * Gascogne SA                                                            6,472            566,467
 # Gaumont                                                               14,607            979,019
 * GCI (Groupe Chatellier Industrie SA)                                   7,258                886
*# Generale de Geophysique SA                                            20,770          1,027,647
   Generale de Sante                                                     32,259            445,331
   Generale Location SA                                                   9,000            201,787
 * Geodis SA                                                              4,379            335,099
   Gespac System                                                          1,100             18,671
   Gevelot                                                                3,584            202,715
   GFI Informatique SA                                                   26,700            196,824
 # Gifi                                                                   4,678            359,086
 * Ginger (Groupe Ingenierie Europe)                                      2,600             41,562
   Grands Moulins de Strasbourg                                             110             56,417
 * Groupe Bourbon SA                                                      5,440            640,249
   Groupe Crit                                                            6,900            147,381
 * Groupe Flo SA                                                         11,900             63,126
 * Groupe Focal SA                                                        1,400             14,819
 * Groupe Go Sport SA                                                     2,207            173,770
   Groupe Guillin SA                                                      1,200             95,301
   Groupe Open SA                                                         2,000             77,199
   Groupe Steria                                                         14,365            499,032
   Guerbet SA                                                             1,700            113,353
 * Guitel                                                                   116                921
   Guyenne et Gascogne SA                                                26,000          2,966,673
   Havas SA                                                              62,300            330,724
   Hoteliere Lutetia Concorde                                             2,505            444,858
 * Hotels et Casinos de Deauville                                         2,055          1,092,020
   Hyparlo SA                                                             5,514            287,662
   IDSUD                                                                    614             18,855
   IMS International Metal Service SA                                    12,630            100,187
   Industrielle et Financiere
     d'Entreprise SA                                                        300             46,330

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Infogrames Entertainment SA                                           83,638    $       243,609
*# Ingenico SA                                                           61,820            847,231
 * Ioltech SA                                                               500             49,410
   Ipsos SA                                                               5,776            616,677
   Kaufman et Broad SA                                                    7,722            283,530
   Lafuma SA                                                                810             61,072
   Laurent-Perrier                                                        3,100            107,861
   Lectra Systemes SA                                                    23,092            182,491
   Lisi SA                                                                7,827            367,823
   Manitou SA                                                            11,092          1,230,726
   Manutan International SA                                               4,700            214,023
   Marionnaud Parfumeries Retails
     Perfumes                                                            11,209            396,275
 * Matussiere et Forest SA                                               13,600             48,162
 * Metaleurop SA                                                         35,449             23,376
   MGI Coutier SA                                                         1,400             48,843
 * Montupet SA                                                           32,450            595,240
 * Mr. Bricolage SA                                                       6,600            217,595
 * MRM                                                                    1,424             17,077
   Neopost SA                                                             7,200            408,321
 * Nexans                                                                15,136            497,083
   Norbert Dentressangle                                                  8,372            413,549
   Nord Est SA                                                           21,507          1,078,212
*# Oberthur Card Systems SA                                              53,640            381,483
 * Oeneo                                                                 31,265            137,568
 * Otor SA                                                               13,700             63,530
 * Parcours SA                                                            5,300             32,310
 * Passat SA                                                              2,400             46,793
 * Penauille Polyservices SA                                             10,200            104,292
 * Petit Forestier SA                                                     3,043            122,577
   Pierre & Vacances                                                      6,635            568,255
 * Pinguely-Haulotte SA                                                  25,000            183,974
   Plastic Omnium SA                                                     15,423            758,701
   Plastivaloire SA                                                       1,700             44,364
   Prosodie SA                                                            4,500            128,020
   PSB Industries SA                                                      1,240            162,793
 * Radiall SA                                                             1,340            106,339
   Robertet SA                                                            1,076            120,950
   Rodriguez Group SA                                                     9,687            525,517
   Rougier SA                                                             2,040            153,195
 * S.T. Dupont SA                                                         3,800             18,331
   Sabeton                                                               13,500            197,874
   Samse SA                                                               4,400            549,728
 * Sasa Industries SA                                                     1,000             26,262
 * Saveurs de France-Brossard                                               900             22,159
 * Scor SA                                                              524,279            768,216
 * SDR de Bretagne SA                                                     1,314             41,691
   SEB SA Prime Fidelite 2002                                             3,300            371,106
   Sechilienne-Sidec                                                      2,200            389,838
   Securidev SA                                                           1,500             19,853
   Selectibail                                                           29,286            896,890
   Signaux Girod SA                                                         600             29,689
   SILIC (Societe Immobiliere
     de Location pour L'industrie
     et le Commerce)                                                     15,009          1,014,484
   Skis Rossignol SA                                                     41,668            687,273
   Smoby SA                                                                 500             44,622
   Societe du Louvre SA                                                   9,503            911,925
 * Societe Francais des Papiers Peints                                      400              4,772
   Societe Industrielle D'Aviations
     Latecoere SA                                                         3,700            121,799
   Societe Pour L'Informatique
     Industrielle SA                                                      1,800    $        66,262
 * Solving International SA                                               2,100             20,945
   Somfy Interational SA                                                 22,900          4,304,685
   Sopra SA                                                               7,618            339,428
 # SR Teleperformance                                                    90,928          2,081,121
   Stallergenes SA                                                        1,949            103,468
   Ste Virbac SA                                                          7,637            276,391
   Stef-Tfe SA                                                            2,032            205,761
   Sucriere de Pithiviers-le-Vieil                                        1,825          1,283,589
 * Sylis SA                                                               4,700             32,928
   Synergie SA                                                            8,000            209,838
   Taittinger SA                                                         12,700          2,713,057
 * Teisseire France SA                                                      700             67,431
 * Tessi SA                                                               1,700             66,447
   Touax (Touage Investissement SA)                                      10,378            202,453
 * Toupargel-Agrigel SA                                                   6,200            172,257
   Trigano SA                                                             7,953            439,279
 * Ubi Soft Entertainment SA                                             10,800            282,674
   Unilog SA                                                              9,747            488,426
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        31,700          2,765,783
 * Valtech, La Defense                                                   48,000             52,240
   Viel et Compagnie                                                     44,339            213,065
 # Vilmorin et Cie SA                                                     2,349            361,390
   VM Materiaux SA                                                          300             38,544
   Vranken Monopole                                                       2,800            110,954
   Zodiac SA                                                             14,964            486,317
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $48,556,589)                                                                   79,340,531
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Ales Groupe SA Warrants 03/23/09                                         316              1,389
 * Groupe Open Warrants 10/21/06                                          1,000                818
 * Oeneo Warrants 08/26/06                                               14,365              6,497
 * Prosodie SA Warrants 10/28/06                                            900                655
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                             4,100              1,903
 * Valtech, La Defense Warrants
     07/29/05                                                            20,000                975
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $1,814)                                                                            12,237
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $48,558,403)                                                                   79,352,768
                                                                                   ---------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.1%)
   A.S. Creation Tapeton AG                                               2,900             59,743
 # Aareal Bank AG                                                        46,391          1,572,562
 * Acg AG Fuer Chipkarten und
     Informationssysteme                                                 15,400             33,819
   Ackermann-Goeggingen AG                                                8,100            158,498
   AC-Service AG                                                          4,300             27,698
 * Adva AG Optical Networking                                            39,883            261,646
 * Agrob AG                                                               5,800             61,202
 * Aigner (Etienne) AG                                                      600            106,831
 * Aixtron AG                                                            74,124            435,616
   Amadeus Fire AG                                                        4,900             31,754
   Andreae-Noris Zahn AG, Anzag                                          27,200            961,684
 * Articon Integralis AG                                                  7,900             28,093

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Atoss Software AG                                                      3,700    $        50,590
 * Augusta Technologie AG                                                11,750             24,371
 # Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                                  35,814          1,405,711
 # AWD Holding AG                                                        52,932          1,781,445
 * Baader Wertpapier Handelsbank AG                                      19,026            139,558
 # Balda AG                                                              40,277            355,105
 * Basler AG                                                              3,200             52,847
 # Beate Uhse AG                                                         56,241            746,045
   Bechtle AG                                                            25,498            396,993
 * Berliner Elektro Holding AG                                           17,611            160,760
   Bertrandt AG                                                           9,850            158,922
   Beru AG                                                               14,051          1,061,422
   Beta Systems Software AG                                               2,850             55,853
   Bien-Haus AG                                                           2,400             36,033
 # Bilfinger & Berger Bau AG                                             44,787          1,472,801
 * Biolitec AG                                                            8,000             42,533
 * Biotest AG                                                             2,400             32,035
 * BKN International AG                                                  13,200             81,444
 * BMP AG                                                                10,600             34,292
 # Boewe Systec AG                                                        7,866            376,821
 * Borussia Dortmund
     GMBH & Co. KGAA                                                     21,650             77,303
*# Brau und Brunnen AG                                                      300             41,479
   Bremer Energiekonto AG                                                14,700             27,498
 * CBB Holding AG                                                       102,602              4,737
 * Ce Consumer Electrnic AG                                              21,600             45,940
 * Ceag AG                                                               20,670            227,287
 * Cenit AG Systemhaus                                                    3,500             55,707
 * Centrotec
     Hochleistungskunststoffe AG                                          7,500            122,220
   Cewe Color Holding AG                                                  7,073            155,667
   Comdirect Bank AG                                                    120,666          1,071,574
 * Computec Media AG                                                      4,650             34,624
   Computerlinks AG                                                       5,700             84,314
 * Condomi AG                                                             1,800              5,182
 * CTS Eventim AG                                                        14,800            235,001
 * Curanum AG                                                            21,500             50,227
 * D. Logistics AG                                                       37,750             79,963
*# DAB Bank AG                                                           70,271            531,944
 * Data Modul AG                                                          2,904             57,127
 * DEAG Deutsche Entertainment AG                                        10,500             34,990
*# Deutsche Euroshop AG                                                  18,927            809,102
 * Deutsche Steinzeug Cremer &
     Breuer AG                                                           87,200             97,072
*# Deutz AG                                                              96,790            420,279
 * Dierig Holding AG                                                     10,500            152,121
   Dis Deutscher Industrie Service AG                                    18,524            495,273
 * Dom-Braugerei AG                                                       1,100             44,940
   Douglas Holding AG                                                    43,825          1,169,648
 * Dr. Scheller Cosmetics AG                                              4,000             16,852
 * Drillisch AG                                                          28,287            120,878
*# Duerr Beteiligungs AG                                                 17,593            440,484
   DVB Bank AG                                                            7,124            888,517
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                    3,000             33,792
 * Elexis AG                                                              8,600             55,531
   Elmos Semiconductor AG                                                23,218            359,878
   ElreingKlinger AG                                                      1,500            163,999
*# Em.TV AG                                                              18,773             52,959
 * Emprise Management Consulting AG                                       8,950    $        18,758
 * Epcos AG                                                              55,500          1,126,358
   Erlus Baustoffwerke AG                                                   297            128,765
 * Escada AG                                                             20,520            359,975
 * Eurobike AG                                                            1,700                313
 * Evotec Biosystems AG                                                  42,707            218,468
   Feilmann AG                                                           29,181          1,624,007
 # FJA AG                                                                 9,889            130,406
   Fortec Elektronik AG                                                   1,400             37,963
 * Freenet.De AG                                                         16,800          1,541,736
   Fuchs Petrolub AG Oel & Chemie                                         6,693            494,747
   GFK AG                                                                37,903          1,278,675
 * Gft Technologies AG                                                   22,600             56,450
*# GPC Biotech AG                                                        23,900            342,912
 # Grenkeleasing AG                                                      15,958            626,011
   Gwag Bayerische Wohnungs-
     Aktiengesellschaft AG                                                3,383            144,994
   Hamborner AG                                                          21,000            589,789
 * Hawesko Holdings AG                                                    4,300            131,109
 * Herlitz AG                                                             6,962             25,954
   Hochtief AG                                                           34,000            746,203
 * Hoeft & Wessel AG                                                      6,100             24,252
   Hucke AG                                                               8,300             36,967
 # Hugo Boss AG                                                          25,100            515,372
   Hutschenreuther AG                                                     2,800             38,414
 * I-D Media AG                                                           9,700             20,525
 * IFA Hotel & Touristik AG                                               7,000             61,031
 * IM International Media AG                                             19,800             15,307
*# Innovation in Traffic Systems AG                                      12,300             51,017
   Interseroh AG                                                         11,845            179,416
*# Intershop Deutschland AG                                               7,955             16,340
 * Intertainment AG                                                       8,500             41,583
 * Isra Vision Systems AG                                                 3,650             55,571
 # IVG Immobilien AG                                                    143,237          1,655,029
   Iwka AG                                                               26,613            564,501
   Jenoptik AG                                                           67,265            821,464
 # K & S Aktiengesellschaft AG                                          129,500          4,130,207
   Kampa-Haus AG                                                         10,375             81,101
   Keramag Keramische Werke AG                                           13,000            796,143
 * Kloeckner-Werke AG                                                    53,211            631,966
 * Kontron AG                                                            53,965            423,322
   Krones AG                                                             10,180            919,812
   KSB AG                                                                 2,387            460,515
   KWS Kleinwanzlebener
     Saatzucht AG                                                         1,650          1,156,027
 * Leica Camera AG                                                        4,400             27,172
 # Leifheit AG                                                           12,500            381,843
 # Leoni AG                                                              25,000          1,525,370
   Loewe AG                                                               7,100             52,653
 * LPKF Laser & Electronics AG                                            9,000             42,942
 * Masterflex AG                                                          4,400            155,982
 * Maternus-Kliniken AG,
     Bad Oyenhausen                                                       2,400              2,289
 * Maxdata AG                                                            32,897            140,659
 * Mediclin AG                                                           30,850             54,489
 * Medigene AG                                                            8,600             80,559
 * Mensch und Maschine
   Software AG                                                            5,350             50,199
 * Morphosys AG                                                           4,800            127,516
 * Mosaic Software AG                                                     5,200             13,988

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Muehlabauer Holdings AG &
     Co. KGAA                                                             7,423    $       230,977
 * MVS Miete Vertrieb Service AG                                         13,050             27,120
   MVV Energie AG                                                        58,291            960,418
 * MWG Biotech AG                                                        30,700             46,277
 * Nemetschek AG                                                          7,400             66,065
 * Neschen AG                                                             5,800             31,843
 * Norddeutsche Affinerie AG                                             37,449            482,917
   Norddeutsche Steingutfabrik AG                                         5,960             31,296
   Novasoft AG                                                           18,550             61,298
 * November AG                                                            5,400             32,961
 * Ohb Teledata                                                          12,650            109,800
 * Pandatel AG                                                            5,700             21,958
 * Parsytec AG                                                           11,900             52,469
   PC-Ware Information
     Technologies AG                                                      5,100             54,100
 * Personal & Informatik AG                                               5,900             42,144
   Pfeiffer Vacuum Technology AG                                          8,250            322,003
 * Pfleiderer AG                                                         51,351            387,233
 * Phoenix AG, Hamburg                                                   37,500            687,065
 * Plambeck Neue Energien AG                                             19,350             45,218
 * Plenum AG                                                              9,300             29,183
 * Primacom AG                                                           15,200              9,224
 * Produkte und Syteme der
     Informationstechnologie AG                                          10,300             46,813
   Progress-Werk Oberkirch AG                                             5,000            161,914
   Puma AG                                                                5,700          1,387,699
 * PVATepla AG                                                           15,550             29,890
*# Qs Communications AG                                                 124,164            593,928
   Rational AG                                                           15,083            967,109
 * Realtech AG                                                            3,650             24,849
   Renk AG                                                               19,400            599,513
 * Repower Systems AG                                                     5,000            111,430
 # Rheinmetall Berlin AG                                                 45,000          1,726,682
   Rhoen Klinikum AG                                                     24,107          1,134,092
   Rinol AG                                                               5,900             18,580
 * Rohwedder AG                                                           4,860             35,728
 * Ruecker AG                                                             7,800             30,482
 # Salzgitter AG                                                         85,948          1,020,754
 * SAP Systems Integrations AG                                           35,050            877,359
   Sartorius AG                                                          11,252            192,370
   Schlott Sebaldus AG                                                    7,440            215,380
   Schwarz Pharma AG                                                     30,101            846,637
   Sektkellerei Schloss Wachenheim AG                                    15,120            144,303
 * Senator Entertainment AG                                               9,800              3,111
 * SGL Carbon AG                                                         57,758            553,816
 * Singulus Technologies AG                                              36,100            688,832
   Sinner AG, Karlsruhe                                                   4,160             62,690
   Sixt AG                                                               19,433            313,718
 * Sm Wirtschaftsberatungs AG                                             3,350             33,401
 * Software AG                                                           34,296            908,821
   Stada Arzneimittel AG                                                 25,093          1,298,467
 * Stahl (R.) AG                                                          6,300             60,796
 * Steag Hamtech AG                                                      35,473            143,035
 * Stoehr & Co. AG                                                       16,000             65,668
 * Strabag AG                                                             4,840            327,288
   Stratec Biomedical Systems AG                                          3,200             46,891
   Stuttgarter Hofbraeu AG                                               18,000            575,785
   Sued-Chemie AG                                                        29,146          1,032,237
 * Suess Microtec AG                                                     17,785            154,840
   Syskoplan AG                                                           3,300    $        25,471
 * Syzygy AG                                                             18,000            102,827
   Takkt AG                                                              87,707            658,758
 * Techem AG                                                             29,076            673,450
   Technotrans AG                                                         6,450             94,624
 * Telegate AG                                                           20,500            267,486
 * Teles AG Informationstechnologien                                     26,657            293,249
   Textilgruppe Hof AG                                                   12,170             75,813
 * TFG Venture Capital AG & Co. KGAA                                      8,800             25,572
*# Tomorrow Focus AG                                                     42,650            137,995
 * TTL Information Technology AG                                          6,400             23,931
 * TV Loonland AG                                                         7,000             17,230
 * Umweltkontor Renewable Energy AG                                      14,100             10,337
 # United Internet AG                                                    79,458          1,994,814
 * USU Software AG                                                       16,850             72,162
 * Utimaco Safeware AG                                                   12,200             49,274
 * Value Management & Research AG                                         7,650             20,357
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                               9,415             34,662
 * Vereinigte Deutsche
     Nickel-Werke AG                                                     12,150             16,333
   VK Muehlen AG                                                          1,312            119,365
 * Vossloh AG                                                            21,469          1,033,059
   Wanderer-Werke AG                                                      7,903            231,164
 * WCM Beteiligungs AG                                                  346,726            492,274
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                   7,000             65,580
   Wuerttembergische
     Lebensversicherung AG                                               11,330            224,328
 # Wuerttembergische
     Metallwarenfabrik AG                                                30,330            559,139
   Wuerzburger Hofbraeu AG                                                  133             62,429
   Zapf Creation AG                                                       7,500            159,339
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $59,146,816)                                                                   73,151,471
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                             18,773              7,107
*# Em.TV AG Options 04/18/08                                             18,773              9,858
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $61,194)                                                                           16,965
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $59,208,010)                                                                   73,168,436
                                                                                   ---------------
SWITZERLAND -- (8.7%)
COMMON STOCKS -- (8.6%)
 * A. Hiestad Holding AG                                                    190             96,482
 * Accu Holding AG Registered Shares                                         60              8,610
 * Actelion, Ltd.                                                         4,400            483,436
 * AFG Arbonia-Forster Holding AG                                         2,610            372,836
 * Agie Charmilles Holding AG                                             3,000            209,827
   Allreal Holding AG                                                     4,357            363,568
   Also Holding AG                                                          268             70,653
 * Amazys Holding AG                                                      1,183             40,920
 * Ascom Holding AG                                                      22,120            230,306
   Bachem AG                                                              3,659            199,906
 # Bank Coop AG                                                          29,405          1,223,646
 # Bank Sarasin & Cie Series B, Basel                                       304            432,059
 * Banque Cantonale de Geneve                                             1,344            206,965
   Banque Cantonale du Jura                                                 450             86,060

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
   Banque Cantonale Vaudoise                                                600    $        66,009
   Banque Privee Edmond de
     Rothschild SA, Geneve                                                  120          1,358,296
   Barry Callebaut AG                                                     3,526            811,346
   Basellandschaftliche Kantonalbank                                        600            402,554
   Basler Kantonalbank                                                    5,250            387,754
   Batigroup Holding AG                                                   2,902             30,066
   Belimo Holdings                                                          330            161,355
 * Berna Biotech                                                         18,727            136,630
 # Berner Kantonalbank                                                    4,815            571,926
   BHB Beteiligungs und
     Finanzgesellschaft                                                     150              5,251
 # Bobst Group SA                                                        18,200            581,498
   Bossard Holding AG                                                     6,350            310,772
   Bucher Industries AG,
     Niederweningen                                                       3,355            563,286
   BVZ (Brig Visp Zermatt) Holding AG                                       370             71,018
 # Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                     697            618,056
   Calida Holding AG                                                        396            102,553
 * Carlo Gavazzi Holding AG                                                 910             56,028
   Charles Voegele Holding AG                                             3,960            265,820
 # Cie Financiere Tradition                                               5,202            455,131
 # Conzzeta Holdings AG                                                   1,415          1,263,446
 * Crossair AG, Basel                                                    13,517            129,415
   Daetwyler Holding AG, Atldorf                                            348            693,159
   Edipresse SA, Lausanne                                                   694            341,511
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                                           8,390          5,624,292
   Eichhof Holding AG                                                       188            134,464
   Energie Electrique du Simplon SA                                         350             42,659
   Energiedienst Holding AG                                               8,265          2,570,114
   Escor Casino & Entertainment AG                                          744             20,082
 * Feintol International Holding AG                                         254             50,675
 * Fischer (Georg) AG, Schaffhausen                                       1,822            397,233
 * Flughafen Zuerich AG                                                   2,810            229,198
 * Forbo Holding AG, Eglisau                                              1,100            285,022
   Fuchs Petrolub AG Oel &
     Chemie Non-Voting                                                    6,003            442,425
*# Galenica Holding, Ltd. AG, Bern                                        4,290            644,434
   Geberit AG                                                               870            560,197
 * Generale d'Affichage, Geneve                                             337            188,654
 * Generali (Switzerland)
     Holdings, Adliswil                                                   1,670            249,943
 * Golay-Buchel Holding SA, Lausanne                                         40             31,091
   Gornergrat Monte
     Rasa-Bahnen Zermatt                                                     70             46,386
*# Gurit-Heberlein AG                                                     1,125            966,407
 # Helvetia Patria Holding                                                4,331            761,823
 * HPI Holding SA                                                         6,000              9,307
   Industrieholding Cham AG, Cham                                           864            175,122
 * Interroll-Holding SA                                                     320             37,499
 # Jelmoli Holding AG                                                     1,521          1,903,559
 # Jelmoli Holding AG,
     Zuerich (Namen)                                                      2,835            707,520
   Kaba Holding AG                                                        2,040            410,355
   Kardex AG, Zuerich                                                     1,039            144,497
   Kardex AG, Zuerich (Participating)                                       610             84,889
 * Komax Holding AG                                                       1,411            103,766
 * Kudelski SA                                                           13,000            398,382
 # Kuoni Reisen Holding AG                                                1,470            583,704
 * Leica Geosystems Holdings AG                                           1,057    $       175,713
 * Lem Holdings AG, Lyss                                                    270             43,119
 # Luzerner Kantonalbank AG                                               5,000            798,886
 * Maag Holding AG, Zuerich                                                 922            121,872
 * Micronas Semi                                                         12,202            540,442
 * Mikron Holding AG, Biel                                                2,652             29,921
 * Mobilezone Holding AG                                                 13,349             40,304
 * Moevenpick-Holding, Zuerich                                            1,320            827,276
   Nobel Biocare Holding AG                                              45,460          6,757,938
   Orell Fussli Graphische
     Betriebe Ag, Zuerich                                                 2,400            272,853
   Oz Holding AG                                                          4,400            294,089
 * Parco Industriale e
     Immobiliare SA                                                         600              1,674
 * Phoenix Mecano AG,
     Stein am Rhein                                                       2,749            784,724
   Phonak Holding AG                                                     29,137            871,081
 # PSP Swiss Property AG                                                 35,198          1,227,492
   Publicitas Holding SA, Lausanne                                        1,535            477,783
 # Rieters Holdings AG                                                    2,626            665,981
   Roche Holding AG Genusschein                                             800             84,257
   SAIA-Burgess Electronics AG                                              274            133,279
   Sarna Kunststoff Holding AG                                            1,760            167,896
 * Saurer AG                                                              7,843            396,643
 * Schaffner Holding AG                                                     300             46,784
 * Schweiter Technology AG                                                  649            114,009
   Schweizerhall Holding AG, Basel                                          140            203,561
 # Schweizerische National
     Versicherungs Gesellschaft                                             692            331,178
   Scintilla AG                                                             170            142,894
   SIA Abrasives Holding AG                                                 337             61,313
 # Siegfried Holding AG                                                   8,560          1,087,350
   Sig Holding AG                                                         3,300            564,522
 * Sihl                                                                     150                359
*# Sika Finanz AG, Baar                                                   1,185            595,706
 # Sopracenerina                                                          2,409            378,935
 # St. Galler Kantonalbank                                                3,636            731,250
   Sulzer AG, Winterthur                                                  1,637            407,701
 * Swiss Prime Site AG                                                    2,212            468,678
*# Swisslog Holding AG                                                   17,025             18,246
   Tamedia AG                                                             5,300            487,914
 # Tecan Group AG                                                         5,859            250,212
 * Temenos Group AG                                                      35,359            322,285
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     2,560             65,708
 * Unaxis Holding AG                                                      2,013            227,974
   Unilabs SA                                                             2,700             53,950
*# Valiant Holding AG                                                     9,978            830,575
 # Valora Holding AG                                                      2,097            496,492
 * Vaudoise Assurances
     Holding, Lausanne                                                       45             73,476
   Villars Holding SA, Fribourg                                             150             32,286
 * Von Roll Holding AG                                                   23,024             22,749
*# Von Roll Holding AG, Gerlafingen                                      23,024             23,567
   Vontobel Holdings AG                                                  44,250            942,552
   Walliser Kantonalbank                                                    150             37,882
 * Wmh Walter Meier
     Holding Ag, Zuerich                                                  1,000             48,177
   Zehnder Holding AG                                                       193            199,108
   Zschokke Holding SA, Geneve                                              230            101,069
 * Zueblin Holding AG                                                    13,393            104,888

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Zuger Kantonalbank                                                       590    $     1,342,451
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $30,646,624)                                                                   56,740,877
                                                                                   ---------------
PREFERRED STOCKS -- (0.1%)
   Fuchs Petrolub AG Oel & Chemie
     (Cost $266,229)                                                      6,003            420,425
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $4,164)                                                                           4,255
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Accu Holding AG Rights 05/28/04
     (Cost $7,757)                                                           60              3,827
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $30,924,774)                                                                   57,169,384
                                                                                   ---------------
ITALY -- (7.4%)
COMMON STOCKS -- (7.4%)
 * Acea SpA                                                             163,000          1,158,164
 * Acegas SpA                                                            31,875            256,030
 * Actelios SpA                                                          25,801            203,256
 * Aem Torino SpA                                                       450,627            843,820
   Aeroporto de Firenze SpA                                               6,000             72,397
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                         3,706,002          1,061,803
   Amplifon SpA                                                          18,242            635,794
 * Auschem SpA (In Liquidation)                                          82,000                  0
   Azienda Mediterranea Gas e
     Acqua SpA                                                          360,014            561,812
 # Banca Ifis SpA                                                        19,351            211,909
 # Banca Intermobiliare di
     Investimenti e Gestoni SpA                                         132,998            888,983
   Banca Monte Dei Paschi di
     Siena SpA                                                          229,515            711,825
   Banca Popolare Dell'etruria e
     Del Lazio Scrl                                                      23,918            523,221
   Banca Profilo SpA                                                    114,243            245,428
   Banco di Desio e della Brianza SpA                                   109,105            526,112
   Banco Piccolo Valellinese Scarl SpA                                   56,071            554,870
 * Bastogi SpA                                                        1,183,000            189,622
 * Beghelli SpA                                                         142,000             95,703
   Beni Stabili SpA, Roma                                             1,309,500            957,501
   Biesse SpA                                                            17,100             47,547
 * Binda SpA                                                          1,299,375                  0
   Bonifica dei Terreni Ferraresi e per
     Imprese Agricole Roma                                                9,675            177,070
   Bremba SpA                                                            74,782            531,677
 * Brioschi Finanziaria SpA, Milano                                     373,400            121,587
   Buzzi Unicem SpA                                                      94,100          1,237,422
 # Caltagirone Editore SpA                                              132,868          1,011,295
 # Caltagirone SpA                                                      178,399          1,109,571
   CAMFIN (Cam Finanziaria)                                              36,527             83,652
   Carraro SpA                                                           34,400            113,541
 # Cementir Cementerie del
     Tirreno SpA                                                        249,704            794,782
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             591,100          1,202,346
 * Cirio Finanziaria SpA                                                175,000    $        37,184
   Class Editore SpA                                                     83,868            179,310
*# CMI SpA                                                               64,502            284,066
 * Coats Cucirini SpA                                                    30,000             36,128
 * Compagnia Immobiliare Azionaria                                       44,000              7,875
   Credito Artigiano SpA                                                114,446            425,732
 # Cremonini SpA                                                        135,428            228,323
   CSP International Industria
     Calze SpA                                                           10,000             16,130
   Danieli & C.Officine
     Meccaniche SpA                                                      66,500            279,474
 * Dataconsyst C.G.S. SpA, Monza                                            220                  0
   Davide Campari - Milano SpA                                           27,599          1,307,154
   De Longhi SpA                                                        139,386            490,745
 * Del Favero SpA                                                        86,000                  0
 * Ducati Motor Holding SpA                                             129,900            185,167
   Emak SpA                                                              27,000            117,329
   Erg SpA                                                              173,330          1,090,133
   Ergo Previdenza SpA                                                   95,165            509,800
   Ericsson SpA                                                          24,374            967,679
   Esprinet SpA                                                           3,700            108,626
 * Finarte Casa d'Aste SpA (Milano)                                      56,266             70,771
 * Finarte Partecipazioni Pro Arte SpA                                  242,693             47,745
*# Finmatica SpA                                                         35,900            136,526
 * FMC (Fabbrica Milanese
     Condutorri SpA)                                                     25,000                  0
 * Fochi (Filippo) SpA                                                  216,000                  0
 * Fornara Societa Finanziaria e di
     Partecipazioni SpA                                                 310,000                  0
   Gabetti Holding SpA                                                   55,000            124,597
   Gefran SpA                                                            11,000             53,834
*# Gemina SpA                                                           331,283            308,019
 * Gerolimich SpA (In Liquidation)                                      297,400                  0
 # Gewiss SpA                                                           221,700          1,023,537
 * Giovanni Crespi SpA                                                   49,200             37,869
   Grandi Navi Veloci SpA                                                53,833            123,601
 # Granitifiandre SpA                                                    33,237            273,769
 * Grassetto SpA                                                        279,125                  0
 * Gruppo Ceramiche Ricchetti SpA                                       164,000             60,054
   I Grandi Viaggi SpA                                                   28,100             26,907
*# Immobiliare Lombardia SpA                                            425,000             86,699
   Immsi SpA                                                            287,000            485,832
*# Impregilo SpA                                                        592,300            316,509
 # Industria Macchine
     Automatique SpA                                                     33,671            448,636
   Industria Romagnola Conduttori
     Elettrici SpA                                                       17,500             54,730
   Industrie Zignago S. Margherita SpA                                   52,000            818,457
   Interpump Group SpA                                                   75,402            384,788
   ITALJOLLY (Cia Italiana dei Jolly
     Hotels SpA)                                                         34,500            223,575
 # Italmobiliare SpA, Milano                                             20,975            979,514
 * Juventus Footbal Club SpA                                             98,000            186,043
   La Doria SpA                                                          22,000             59,415
 * Lavorwash SpA                                                         10,000             21,548
   Linificio and Canapificio
     Nazionale SpA                                                       22,000             52,202
   Maffei SpA                                                            52,500             96,050
 * Mandelli SpA                                                          41,000                  0
 # Manifattura Lane Gaetano
     Marzotto & Figli SpA                                               138,000          1,579,981

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Marcolin SpA                                                          35,100    $        46,749
   Mariella Burani Fashion Group SpA                                     26,077            241,831
   Meliorbanca SpA                                                       90,667            398,133
   Merloni Elettrodomestici SpA                                         155,000          2,649,895
   Milano Assicurazioni SpA                                             266,700          1,003,871
   Mirato SpA                                                            12,000             86,458
 * Monrif SpA                                                           150,000            138,752
 * Montefibre SpA                                                       143,130             38,881
 # Navigazione Montanari SpA                                            110,917            243,930
 * Necchi SpA                                                           164,250             14,241
 * Negri Bossi SpA                                                       13,700             38,485
 * NGP SpA                                                               17,891              7,647
   Olidata SpA                                                           20,000             24,935
 * Opengate Group SpA                                                     4,000              9,330
 * Pagnossin SpA                                                          9,000             10,988
 * Perlier SpA                                                          100,700             24,309
   Permasteelisa SpA                                                     24,470            420,278
 # Pininfarina SpA                                                       31,285            849,351
 # Pirelli & C.Real Estate SpA                                            9,600            341,944
   Poligrafici Editoriale SpA                                           132,000            263,542
 * Premafin Finanziaria SpA Holding
     di Partecipazioni, Roma                                            342,051            438,278
 # Premuda SpA                                                           50,800            104,310
 * Ratti SpA                                                             31,768             17,466
   Recordati Industria Chimica e
     Farmaceutica SpA                                                    58,644          1,142,315
*# Reno de Medici SpA, Milano                                           332,210            301,332
 * Richard-Ginori 1735 SpA                                              128,000             92,847
   Risanamento Napoli SpA                                               255,850            424,393
 * Rodriquez SpA                                                         41,250                  0
 * Roncadin SpA                                                          81,400             45,192
   Sabaf SpA                                                              9,200            169,693
*# Saeco International Group SpA                                        154,000            678,509
   SAES Getters SpA                                                      14,750            226,549
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                32,500            723,027
 * Schiapparelli 1824 SpA, Milano                                       166,200             29,735
 * Sirti SpA                                                             29,967             73,623
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                           65,000            165,261
 * SMI STA Metallurgica Italiana SpA                                    565,280            149,711
 # SNIA SpA                                                             227,590             68,573
*# Societa Sportiva Lazio SpA                                            18,150             23,421
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                           27,170          1,055,574
   Sogefi SpA                                                           182,500            685,265
 # Sol SpA                                                               81,830            348,520
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                    85,000             17,808
 * Sorin SpA                                                            341,385            875,453
   Stefanel SpA                                                          54,400            114,161
   Targetti Sankey SpA                                                   14,500             61,652
 * Tecnodiffusione Italia SpA                                             3,332              8,138
   Terme Demaniali di Acqui SpA                                         532,000            309,952
 # Tod's Group SpA                                                       30,476          1,037,865
 * Trevi-Finanziaria Industriale SpA                                     52,400             64,011
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                      113,898                  0
 * Unione Manifatture SpA
     (In Liquidation)                                                   156,000                  0
 * Unipar (Unione Nazionale di
     Participazione SpA)
     (In Liquidation)                                                   539,000    $             0
 * Vemer Siber Group SpA                                                 46,000             38,263
 * Viaggi del Ventaglio SpA                                              23,000             34,226
   Vianini Industria SpA                                                 52,520            149,833
 # Vianini Lavori SpA                                                   180,752          1,103,423
   Vittoria Assicurazioni SpA                                            51,500            330,906
   Zucchi (Vincenzo) SpA                                                144,350            650,599
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $42,678,188)                                                                   49,094,237
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Societa Sportiva Lazio SpA
     Rights 06/14/04                                                     18,150                432
 * Tecnodiffusione Italia SpA
     Warrants 11/15/04                                                    1,332                129
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $104,621)                                                                             561
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $42,782,809)                                                                   49,094,798
                                                                                   ---------------
SWEDEN -- (6.6%)
COMMON STOCKS -- (6.6%)
 * Active Biotech AB                                                     38,640            277,286
   Addtech AB Series B                                                   22,300            130,440
   Alfa Laval AB                                                         18,600            287,253
 * Alfaskop AB                                                            3,200                343
   Angpannefoereningen AB Series B                                       10,800            184,255
*# Anoto Group AB                                                       134,833            280,900
   Axfood AB                                                             73,400          1,843,548
*# Axis AB                                                               76,994            139,444
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            41,800             92,622
   Beiger Electronics AB                                                 11,700            104,613
   Beijer AB Series B                                                    11,700            146,129
   Beijer Alma AB Series B                                               10,400            137,968
   Bergman & Beving AB Series B                                          36,200            260,158
   Biacore International AB                                              11,150            260,688
   Bilia AB Series A                                                    116,725          1,442,011
   Billerud AB                                                           58,700            913,801
 * Boliden AB                                                           197,400            720,189
 * Bong Ljungdahl AB                                                      9,000             42,251
 * Boras Waefveri AB Series B                                             8,600             31,584
 * Boss Media AB                                                         63,200            161,346
*# Bostads AB Drott                                                      21,350            383,743
 * Capio AB                                                              78,700            762,528
   Capona AB                                                             25,400            221,490
   Carbo AB                                                              37,100            917,167
   Castellum AB                                                          43,600          1,028,418
   Cloetta AB Series B                                                   22,250            523,083
   Concordia Maritime AB Series B                                        37,300             92,902
 * Connecta AB                                                              250                211
 * Consilium AB Series B                                                  4,300             18,075
 * Consilum AB Series B Issue 04                                            946              3,977
   D. Carnegie & Co. AB                                                  74,000            789,208
   Digital Illusions AB Series A                                          7,800             79,831
 * Doro Telefoni AB Series A                                              2,900              3,612
 * Drott Series AB                                                       89,700          1,254,548
 * Duroc AB Series B                                                      2,700              5,245

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Elekta AB                                                             28,600    $       571,275
*# Enea Data AB Series B                                                440,000            180,497
   Eniro AB                                                             154,000          1,209,611
 * Expanda AB                                                             6,547             28,914
   Fagerhult AB                                                          14,100            154,596
 * Fagerlid Industrier AB                                                 8,600                  0
 * Finnveden AB                                                          57,000            472,909
 * Framfab AB Issue 04                                                  276,000             22,683
*# Framtidsfabriken AB                                                  690,000             56,707
 * Frontec AB Series B                                                   50,800             43,723
   Getinge AB                                                           176,604          2,059,565
   Geveko AB Series B                                                     8,300            165,513
 * Glocalnet AB                                                         187,500             71,787
   Gorthon Lines AB Series B                                             41,800             99,732
   Gunnebo AB                                                            50,000            611,837
   Haldex AB                                                             39,000            612,583
   Heba Fastighets AB Series B                                           13,500            162,317
   Hexagon AB Series B                                                    3,572            114,306
   Hiq International AB                                                  41,889             75,912
   HL Display AB Series B                                                 6,000             99,604
   Hoganas AB Series B                                                   38,200            946,042
 * IBS AB Series B                                                       83,200            146,490
 * Icon Medialab International AB                                       145,300             85,642
 * Industrial & Financial Systems AB
     Series B                                                            59,300             89,184
 * Industrifoervaltnings AB Skandigen                                    63,975            180,553
 * Intentia International AB Series B                                   149,420            172,510
 * Intrum Justitia AB                                                   115,700            702,643
   Karlshamns AB                                                         23,800            263,272
   Kinnevik Industrifoervaltnings AB
     Series B                                                            44,400          1,376,789
 * Klippans Finpappersbruk AB                                             5,800             16,047
   Klovern AB                                                            53,276            108,621
   Kungsleden AB                                                         17,600            491,277
   Lagercrantz Group AB Series B                                         23,800             68,754
 * LGP Allgon Holding AB                                                 41,280            326,690
   Lindex AB                                                             16,100            451,133
   Ljungberg Gruppen AB Series B                                          3,800             55,201
 * Lundin Petroleum AB                                                  322,400          1,845,813
 * Mandator AB                                                           20,520              2,654
   Meda AB Series A                                                       9,725            261,530
 * Medivir Series B                                                       7,100             98,165
 * Medivir Series B Issue 04                                              3,550             49,082
 * Micronic Laser Systems AB                                             42,600            317,865
 * Modern Times Group AB Series B                                        48,700            875,329
   Naerkes Elektriska AB Series B                                         4,250             51,352
 # NCC AB Series B                                                      118,100            997,840
   Nefab AB Series B                                                      5,100            106,921
 * Net Insight AB Series B                                              199,000             54,293
   New Wave Group AB Series B                                            10,400            274,411
 # Nibe Industrier AB                                                    22,800            395,686
   Nolato AB Series B                                                    42,840            304,908
   Observer AB                                                          137,856            500,142
   OEM International AB Series B                                          7,100             90,798
 * OMHEX AB                                                              78,100          1,036,191
 # Orc Software AB                                                       16,500            164,087
 * Ortivus AB                                                            11,507             43,984
 * Partnertech AB                                                         9,800             67,075
   PEAB AB Series B                                                     105,200            633,049
 * Pergo AB                                                              43,300             94,870
   Poolia AB Series B                                                    18,150             65,796
 * Prevas AB Series B                                                    16,000    $        34,602
*# Pricer AB Series B                                                   431,500             61,237
 * Proact It Group AB                                                    15,000             44,602
*# Proffice AB                                                           72,800            168,512
   Profilgruppen AB                                                       4,000             31,675
   Protect Data AB                                                        6,500             45,446
 * PyroSequencing AB                                                     51,940             67,222
   Q-Med AB                                                              34,000            933,835
 * Readsoft AB Series B                                                  17,800             25,618
   Rottneros Bruk AB                                                    366,600            475,106
   Salus Ansvar AB Series B                                              12,900             28,919
   Sardus AB                                                             11,200            156,323
 * Scribona AB Series A                                                  40,100             78,078
 * Scribona AB Series B                                                  46,300             93,210
 * Semcon AB                                                             18,300             59,160
 * Sigma AB Series B                                                     25,800             18,228
   Skistar AB                                                            21,000            255,229
 * Song Network Holding                                                  43,845            276,663
   SSAB Swedish Steel Series A                                           60,300          1,008,661
   SSAB Swedish Steel Series B                                           17,100            276,772
   Sweco AB Series B                                                     23,450            314,971
*# Switchcore AB                                                        154,820             76,009
 * Teleca AB Series B                                                    69,200            393,021
*# Telelogic AB                                                         196,200            363,802
 * Ticket Travel Group AB                                                15,152             24,006
   Trelleborg AB Series B                                                75,400          1,366,593
   TV 4 AB Series A                                                      22,200            326,440
 * VBG AB Series B                                                          271              3,577
 # Wallenstam Byggnads AB Series B                                       16,700            439,640
 * Wedins Norden AB Series B                                            280,000             78,874
 * Westergyllen AB Series B                                               4,300             41,564
   Whilborg Fastigheter AB Class B                                       69,960            910,901
   Wilh. Sonesson AB Series A                                             4,160             11,718
   Wilh. Sonesson AB Series B                                             4,160             11,826
   WM-Data AB Series B                                                  437,600            976,559
   Xponcard Group AB                                                      2,800             48,951
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $31,736,191)                                                                   43,695,177
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $8,510)                                                                           8,738
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $31,744,701)                                                                   43,703,915
                                                                                   ---------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 * A. Cambas Holding &
     Real Estate S.A.                                                    36,750            116,030
   Aegek S.A.                                                            99,835            139,312
 * Agrotiki Insurance S.A.                                               34,455            155,656
   Aktor Technical Co. S.A.                                             163,650            898,111
   Alco Hellas ABEE S.A.                                                 38,730             81,503
 * Alfa Alfa Energy S.A.                                                  3,810             21,305
   Alfa-Beta Vassilopoulos S.A.                                          15,172            311,738
 * Alisida S.A.                                                           2,160              6,894
 * Allatini Industrial & Commercial Co.                                  15,370             25,710
 * Alte Technological Co. S.A.                                           85,048             60,371
 * Altec Information & Communication
     Systems S.A.                                                        80,278             55,047

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Alumil Milonas S.A.                                                    27,516    $       118,973
* Aluminum of Attica S.A.                                               104,982             73,354
  Anek Lines S.A.                                                        60,821             86,861
  Arcadia Metal Industry
    C. Rokas S.A.                                                        22,389            134,047
* AS Co. S.A.                                                            25,370             41,210
* Aspis Bank                                                             45,604            160,199
* Aspis Pronia General Insurance S.A.                                    48,640             68,398
* Astir Palace Vouliagmenis S.A.                                         48,800            380,806
  Athens Medical Center S.A.                                            104,974            170,855
  Athens Water Supply & Sewage
    Co. S.A.                                                             53,245            367,162
* Atlantic Super Market S.A.                                             13,640             23,016
  Attica Enterprises S.A. Holdings                                      138,964            560,873
  Attica Publications S.A.                                               16,674             96,877
  Atti-Kat S.A.                                                          88,984             65,304
  Autohellas S.A.                                                        22,490            186,833
  Babis Vovos S.A.                                                       50,982          1,020,513
* Balafas Construction Holdings S.A.                                     15,200             13,376
* Bank of Attica S.A.                                                   115,721            565,769
  Bank of Greece                                                          7,296            771,155
  Bank of Piraeus S.A.                                                  163,829          1,908,614
  Benrubi S.A.                                                           11,121            179,607
* Betanet S.A.                                                           11,220             58,409
* Bitros Holdings S.A.                                                   19,302             66,236
* Byte Computers S.A.                                                    17,230             47,922
  Chipita S.A.                                                           46,325            136,539
  Commercial Bank of Greece                                               1,960             51,891
* Compucon Computer
    Applications S.A.                                                    11,260             11,566
  Computer Peripherals
    International S.A.                                                    9,110             18,660
* Cyclon Hellas S.A.                                                     18,131             22,835
* Daios Plastics S.A.                                                    16,350             97,776
  Delta Holdings S.A.                                                    33,747            217,732
  Dionic S.A.                                                            12,948             13,942
* Domiki Krittis S.A.                                                    17,730             38,731
  Edrasi Psalllidas Technical Co. S.A.                                   31,108             37,221
  Egnatia Bank S.A.                                                     117,107            394,912
  El. D. Mouzakis S.A.                                                   31,653             47,200
  Elais Oleaginous Production S.A.                                       16,707            334,188
* Elbisco Holding S.A.                                                   56,000            349,985
  Elektrak S.A.                                                          14,040             36,780
  Elektroniki of Athens S.A.                                             21,560             75,870
* Elgeka S.A.                                                            18,590            118,004
  Elmec Sport S.A.                                                       64,256            188,624
* Elton S.A.                                                             18,640            102,926
  Ethniki General Insurance Co. S.A.                                    118,768            502,415
* Etma Rayon S.A.                                                        11,242             10,839
* Euro Reliance General Insurance                                        14,830             33,432
* Eurodrip S.A.                                                          11,620             72,059
* Euromedica S.A.                                                        33,300             82,617
* Europaiki Techniki                                                     32,750              9,247
  Everest S.A.                                                           30,730             96,016
  Evrofarma S.A.                                                          9,500             20,032
  F.G. Europe SA Common Registered
    Shares                                                                4,536             21,169
* Fanco S.A.                                                             10,110             12,746
* Forthnet S.A.                                                          17,510            124,455
  Fourlis S.A.                                                           64,420    $       375,049
  Frigoglass S.A.                                                        49,990            224,403
* G.Polyhronos S.A.                                                      10,580             19,288
* Galaxidi Fish S.A.                                                     12,940             10,746
  General Construction Co. S.A.                                          34,649            274,351
  General Commercial & Industry                                          24,060             23,268
* General Hellenic Bank                                                  35,139            307,113
  Germanos S.A.                                                          61,810          1,654,794
  Gnomon Construction S.A.                                               39,937             16,575
  Goody's S.A.                                                           17,740            292,448
  Halkor S.A.                                                           121,226            230,977
  Hatziioannou S.A.                                                      44,200            131,466
  Hellas Can Packaging
    Manufacturers S.A.                                                   27,902            260,751
  Hellenic Cables S.A.                                                   26,908             32,807
  Hellenic Duty Free Shops S.A.                                          80,020          1,469,699
  Hellenic Fabrics S.A.                                                  17,110             41,389
  Hellenic Sugar Industry S.A.                                           35,750            185,506
  Hellenic Technodomiki S.A.                                            136,556            681,167
  Heracles General Cement Co.                                            93,293            902,740
  Hermes Real Estate S.A.                                                23,136             91,698
* Hippotour S.A.                                                         12,155             21,640
  Hyatt Regency S.A.                                                    130,260          1,438,243
* Iaso S.A.                                                              49,300            317,671
* Iktinos Hellas S.A.                                                     6,500             19,968
* Inform P. Lykos S.A.                                                   20,610             78,584
* Informatics S.A.                                                       18,890             20,572
* Intersat S.A.                                                          19,392              8,288
  Intertech S.A.                                                         12,236             43,100
* Intracom Constructions S.A.                                            30,520             42,089
  Intracom S.A.                                                         172,366            867,145
* Ionian Hotel Enterprises                                               16,754            196,136
* J Boutaris & Son Holding S.A.                                          28,150             40,951
  J&P-Avax S.A.                                                         100,626            541,326
  Kalpinis Simos Steel Service Center                                    12,432             42,844
  Karelia Tobacco Co., Inc. S.A.                                          2,160            155,130
  Kathimerini S.A.                                                       21,240            151,902
  Katselis Sons S.A.                                                     18,000             54,283
* Kego S.A.                                                              21,670             42,748
* Kekrops S.A.                                                            2,244             41,224
* Keramia-Allatini S.A. Industrielle
    Commerciale & Technique                                              10,368             31,465
* Klonatex Group S.A. Bearer Shares                                      20,351             56,774
* Kordellou Brothers S.A.                                                12,300             19,096
* Kotsovolos S.A.                                                         2,872             17,537
* Lambrakis Press S.A.                                                  107,586            437,400
* Lampsa Hotel Co.                                                       19,051            162,858
* Lan-Net S.A.                                                           19,045             54,886
  Lavipharm S.A.                                                         39,294             64,751
* Lazarides Vineyards S.A.                                               18,326             58,991
  Light Metals Industry                                                  37,502             93,921
* Logic Dis S.A.                                                         77,230             50,091
* Loulis Mills S.A.                                                      15,382             51,603
* Mailis (M.J.) S.A.                                                    101,594            345,789
* Maritime Company of Lesvos S.A.                                        30,753             20,336
* Maxim Knitwear Factory C.M.                                            16,360             11,436
* Medicon Hellas S.A.                                                     2,600             21,452
  Mesochoritis Bros. Construction Co.                                    23,700             14,261
  Metka S.A.                                                             59,820            332,002

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Michaniki S.A.                                                        98,065    $       247,154
   Minerva Knitwear                                                       5,140             16,983
 * Minoan Lines S.A.                                                     77,309            201,487
 * MLS Multimedia S.A.                                                    8,300             17,544
   Mochlos S.A.                                                         101,679             54,701
   Motor Oil (Hellas) Corinth
     Refineries S.A.                                                    152,870          1,479,494
   Mytilineos Holdings S.A.                                              47,000            293,977
 * N. Levederis S.A.                                                      8,355              5,720
   N.B.G. Real Estate Development Co.                                   134,960            548,750
 * Naoussa Spinning Mills S.A.                                           21,832             55,362
 * Naytemporiki S.A.                                                     26,080             64,777
 * Neorion-Syro's Shipyards S.A.                                         27,210             75,527
   Nexans Hellas S.A.                                                     3,003             10,805
   Nikas S.A.                                                            25,287            225,762
   Notos Com.Holdings S.A.                                               94,554            420,611
 * O. Daring Sain                                                         7,760              2,850
   Pantechniki S.A.                                                      50,460             93,372
 * Pegasus Publishing & Printing S.A.                                    58,590            129,553
 * Persefs S.A. Health Care                                              23,592             76,801
   Petros Petropoulos S.A.                                                7,360             51,031
 * Petzetakis S.A.                                                       22,560             67,417
 * Pilias S.A.                                                          103,584             32,899
 * Pipeworks L. Girakian Profil S.A.                                     11,730             14,476
   Piraeus Leasing                                                        5,765             47,055
 * Prodeftiki Technical Co.                                              32,257             18,546
 * Promota Hellas S.A.                                                   26,580             29,976
   Rilken S.A.                                                            1,982             20,130
 * Sanyo Hellas S.A.                                                     59,251             81,231
   Sarantis S.A.                                                         43,940            216,994
 * Sato S.A.                                                             28,850             26,473
   Selected Textile Industry Assoc. S.A.                                 44,649             42,085
   Sfakianakis S.A.                                                      13,390             48,076
 * Sheet Steel S.A.                                                      25,850             12,644
 * Shelman Hellenic-Swiss Wood S.A.                                      38,042             51,219
   Silver and Baryte Ores Mining
     Co. S.A.                                                            34,961            252,107
   Singular S.A.                                                         54,600            118,301
   Spyroy Agricultural House S.A.                                        22,258             26,720
 * Stabilton S.A.                                                        27,530              2,689
   Strintzis Shipping Lines S.A.                                        131,240            171,857
   Technical Olympic S.A.                                               180,370            843,157
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    13,910              4,293
   Teletypos S.A. Mega Channel                                           36,227            206,649
   Terna Tourist Technical &
     Maritime S.A.                                                       63,180            529,252
 * Themeliodomi S.A.                                                     37,422             69,958
   Thrace Plastics Co. S.A.                                              45,500             59,532
   Uncle Stathis S.A.                                                    10,999             78,220
   Unisystems S.A.                                                       41,820             81,179
 * Vardas S.A.                                                           13,780             47,516
 * Varvaressos S.A. European
     Spinning Mills                                                       7,200             17,764
   Veterin S.A.                                                          18,984             71,440
   Viohalco S.A.                                                        296,585          1,878,209
   Vioter S.A.                                                           61,470             88,526
 * Vis Container Manufacturing Co.                                        4,259    $        14,478
   Zampa S.A.                                                               830             10,465
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $33,864,979)                                                                   34,866,977
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A.
     (Cost $8,591)                                                        3,196              9,368
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $33,873,570)                                                                   34,876,345
                                                                                   ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
   Aalberts Industries NV                                                25,910            731,834
   Accell Group NV                                                        5,260            176,853
 * AFC Ajax NV                                                           10,787             94,614
 * Air France                                                            27,280            443,063
   Airspray NV                                                            3,800             88,587
   AM NV                                                                 71,761            630,286
   Arcadis NV                                                            14,000            196,024
*# ASM International NV                                                  40,484            871,477
 * Atag Group NV                                                          4,630              1,640
   Athlon Groep NV                                                       34,250            710,516
   Batenburg Beheer NV                                                    3,000            117,303
 * Begemann Groep NV                                                     11,909             45,149
 * Begemann Groep NV Series B                                            13,451             10,182
   Beter Bed Holding NV                                                   4,900             62,759
   Boskalis Westminster NV                                               51,300          1,254,008
   Brunel International NV                                               12,000             95,708
   Buhrmann NV                                                          110,719          1,055,010
   Copaco NV                                                              7,000             29,119
 * Crucell NV                                                            26,050            200,117
 # Draka Holding NV                                                      14,287            232,175
 * Econosto NV                                                           17,305             30,761
   Eriks Group NV                                                         9,032            365,853
   Exact Holding NV                                                      19,764            488,548
 # Fornix Biosciences NV                                                  2,611             38,923
 * Fox Kids Europe NV                                                    66,840            665,786
   Gamma Holding NV                                                      15,705            685,311
   Gemeenschappeljk Bezit Crown
     van Gelder NV                                                       12,000            205,713
*# Getronics NV                                                         331,423            916,464
   Grolsche NV                                                           32,100            975,983
   Grontmij NV                                                            2,053             75,902
*# Hagemeyer NV                                                         339,750            727,438
   Heijmans NV                                                           18,173            409,819
   ICT Automatisering NV                                                  5,800             75,371
 # Imtech NV                                                             28,645            738,596
 * Ispat International NV                                                84,322          1,072,104
   Kas Bank NV                                                           42,888            780,773
 * Kendrion NV                                                           21,454             59,046
   Koninklijke Bam NV                                                    25,037            742,236
   Koninklijke Frans Maas Groep NV                                       12,349            410,257
   Koninklijke Nedlloyd NV                                               33,528          1,022,476
   Koninklijke Ten Cate NV                                               11,531            604,503
   Koninklijke Vendex KBB NV                                             76,204          1,417,510
   Koninklijke Vopak NV                                                  48,540            799,037
 * Laurus NV                                                            464,928            618,864
   MacIntosh NV                                                          15,590            398,907
 * Maverix Capital NV                                                     1,500             69,606

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nederlandsche Apparatenfabriek                                        14,000    $       401,251
   New Skies Satellites NV                                               94,650            766,195
 * NH Hoteles                                                            21,703            243,941
   Nutreco Holding NV                                                    27,519            845,962
   NV Holdingsmij de Telegraaf                                           42,524            941,612
   Oce NV                                                                60,200            895,927
   Opg Groep NV Series A                                                 10,100            492,522
*# Petroplus International NV                                            22,363            211,275
   Pinkroccade NV                                                        16,700            207,049
 * Pinkroccade NV Coupons                                                16,700                  0
   Randstad Holdings NV                                                  42,700          1,121,731
   Reesink NV                                                             2,050            131,469
   Roto Smeets de Boer NV                                                 2,640            106,154
   Rubber Cultuur Maatschappij
     Amsterdam NV                                                        40,800            145,333
 * Samas-Groep NV, Zaandam                                               24,184            158,170
 * Scala Business Solutions NV                                           12,100             50,379
 * Semiconductor Industries NV                                           21,900            143,075
   Sligro Food Group Beheer                                              15,046            446,278
   Smit Internationale NV                                                20,578            696,089
 * SNT Groep NV                                                           9,400            151,639
   Stern Groep NV                                                         1,236             45,258
   Stork NV                                                              26,745            528,580
 * Textielgroep Twenthe NV                                                1,000              3,053
 * Tulip Computers NV                                                    53,860             15,179
   Twentsche Kabel Holding NV                                            18,244            499,770
   United Services Group NV                                              18,374            255,786
   Univar NV                                                              7,050            118,154
*# Van Der Mollen Holding NV                                             57,660            439,208
   Vedior NV                                                             74,880          1,116,481
 * Versatel Telecom International NV                                    376,079            750,005
 * Wegener Arcade NV                                                     70,830            692,254
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $21,699,486)                                                                   34,061,990
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          24,800             31,193
 * AM NV Coupons 06/04/04                                                71,761                  0
 * Eriks Group NV Coupons 06/02/04                                        9,032                  0
 * Koninklijke Vopak NV Coupons
     06/04/04                                                            48,540                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $19,048)                                                                           31,193
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $21,718,534)                                                                   34,093,183
                                                                                   ---------------
SPAIN -- (4.7%)
COMMON STOCKS -- (4.7%)
 # Abengoa SA                                                            66,042            539,091
   Adolfo Dominguez SA                                                    3,700             65,505
   Aldeasa SA                                                            15,329            429,375
*# Amper SA                                                              56,800            285,285
 * Avanzit SA                                                            17,275             49,574
*# Azkoyen SA                                                            52,500            362,360
   Banco de Andalucia                                                     9,800            866,187
   Banco de Credito Balear SA                                            35,424            862,114
 # Banco de Valencia SA                                                 188,053          3,921,612
   Banco Guipuzcoano SA                                                  21,194            585,532
 # Banco Pastor SA                                                       34,300          1,017,728
*# Baron de Ley SA                                                        5,642            232,169
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                    7,500    $       531,517
   Campofrio Alimentacion SA                                             92,800          1,335,597
   Cementos Portland SA                                                  16,881          1,012,633
   Compania de Distribucion
     Integral Logista SA                                                 29,600            949,994
   Cortefiel SA                                                          57,093            578,363
 * Dogi International Fabrics SA                                          4,000             23,753
 * Duro Felguera SA                                                      10,860             76,739
   Elecnor SA                                                            18,300            756,452
 * Ercros SA                                                            100,518             40,505
 * Espanola del Zinc SA                                                  29,250             65,033
 * Estacionamientos Urbanos SA                                            4,200                  0
 # Europistas Concesionaria
     Espanola SA                                                        174,940          1,092,612
 # Faes Farma SA                                                         32,498            482,884
 * Faes Farma SA Issue 04                                                 3,610             53,641
   Funespana SA                                                           4,500             35,644
   Grupo Empresarial Ence SA                                             18,593            491,228
 * Grupo Picking Pack SA                                                145,775             72,979
   Hullas del Coto Cortes                                                 8,666            109,000
   Iberpapel Gestion SA                                                   6,700            129,089
   Inbesos SA                                                             8,050             44,064
   Indo Internacional SA                                                 33,600            296,121
   Indra Sistemas SA                                                     75,200            961,588
   Inmobiliaria Colonial SA ICSA                                         35,200            853,405
   Inmobiliaria del Sur SA                                                  331             49,919
   Inmobiliaria del Sur SA Issue 2003                                        47              6,278
   Inmobiliaria Urbis SA                                                 80,282            888,193
   Lingotes Especiales SA                                                22,080            127,800
 * LSB (La Seda de Barcelona SA)
     Series B                                                            25,200             61,252
 * Mecalux SA                                                             9,500             64,934
 # Metrovacesa SA                                                        14,895            570,753
   Miquel y Costas y Miquel SA                                            4,891            242,401
   Natra SA                                                              14,979             69,658
 * Nicolas Correa SA                                                     15,750             56,303
   Obrascon Huarte Lain SA                                               65,366            514,114
   Pescanova SA                                                          26,443            490,261
   Prosegur Cia de Seguridad SA                                          45,049            704,950
 # Recoletos Grupo de
     Comunicacion SA                                                     95,420            688,621
 * Sogecable SA                                                          34,600          1,432,153
 # Sol Melia SA                                                         112,700            970,621
 # SOS Cuetara SA                                                        20,902            590,517
   Tavex Algodonera SA                                                   31,944            123,249
 * Tecnocom Telecomunicaciones y
     Energia SA                                                           6,300             54,851
*# Tele Pizza SA                                                        163,225            296,931
 # Transportes Azkar, SA                                                 35,477            250,505
   Tubacex SA                                                            73,130            142,948
   Tubos Reunidos SA                                                     12,466             98,848
   Unipapel SA                                                           41,935            795,699
*# Uralita SA                                                           112,831          1,176,721
   Vidrala SA, Alava                                                     47,040            635,884
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           97,492            904,236
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,578,339)                                                                   31,217,973
                                                                                   ---------------

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Faes Farma SA Rights 06/08/04
     (Cost $0)                                                                8    $            13
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $16,578,339)                                                                   31,217,986
                                                                                   ---------------
FINLAND -- (4.6%)
COMMON STOCKS -- (4.6%)
   Alandsbanken AB Series B                                               4,890            104,976
 * Aldata Solutions Oyj                                                  64,735            126,228
   Alma Media Oyj                                                        34,388            295,730
 * Amanda Capital Oyj                                                   180,700             37,558
   Amer-Yhtymae Oyj Series A                                             25,370          1,302,258
   Aspo P.L.C.                                                            8,200            126,092
 # Aspocomp Group P.L.C.                                                 12,738            185,355
   Basware Oyj                                                            7,050             62,039
 * Benefon Oy                                                             1,900                488
 * Biotie Therapies Oyj                                                  39,754             54,404
   Capman Oyj Series B                                                   12,485             25,090
   Chips Corp. Series B                                                  17,750            391,799
 # Comptel Oyj                                                          149,541            332,860
   Efore Oy                                                              12,920            110,435
   Elcoteq Network Corp.                                                 21,260            350,467
   Elektrobit Group Oyj                                                 663,597            364,863
 * Elisa Communications Corp.                                            74,525            929,039
 * Eq Online Oyj                                                         23,900             61,303
 * Evox Rifa Group Oyj                                                   51,210              6,877
   Finnair Oyj                                                          118,150            757,041
   Finnlines Oyj                                                         30,280            836,008
   Fiskars Oy AB Series A                                                41,270            503,052
*# F-Secure Oyj                                                         140,928            233,997
   HK Ruokatalo Oy Series A                                              19,620            154,152
   Honkarakenne Oy Series B                                               3,030             24,896
   Huhtamaki Van Leer Oyj                                               125,650          1,648,682
   Ilkka-Yhtyma Oyj                                                       7,560             61,405
 * Incap Oyj                                                             11,000             29,727
   J.W. Suominen Yhtyma Oy                                               17,955            115,905
   Jaakko Poyry Group Oyj                                                14,610            374,274
   KCI Konecranes International Oyj                                      13,800            476,790
   Kemira Oyj                                                           118,400          1,495,483
   Kesko Oyj                                                             32,060            631,189
   Laennen Tehtaat Oy                                                     5,870             92,011
   Lassila & Tikanoja Oyj                                                16,990            531,093
 # Lemminkainen Oy                                                       16,600            286,210
   Leo Longlife Oy                                                        2,920             26,558
   Martela Oy                                                               530              7,552
   Metsaemarkka Oyj Series B                                                700              5,711
   New Kyro Corp. Oyj                                                    45,670            416,917
   Nokian Renkaat Oyj                                                    12,180          1,125,512
   Nordic Aluminium Oy                                                    1,900             20,443
 * Okmetic Oyj                                                           16,204             51,125
   Okobank Class A                                                      101,080          1,005,169
   Olvi Oyj Series A                                                      3,320             51,596
   Orion-Yhtyma Oyj Series A                                             20,590            520,112
   Orion-Yhtyma Oyj Series B                                             30,460            774,447
   Outokumpu Oyj Series A                                                21,100            319,672
 # Oy Stockmann AB Series B                                              30,200            692,771
   Perlos P.L.C. Warrants 04/04/04                                       72,311            706,734
   PK Cables Oyj                                                          5,530            157,375
 * Pmj Automec Oyj                                                       23,910             14,303
   Pohjola Group P.L.C. Series D                                        146,205          1,424,311
   Ponsse Oyj                                                             6,300    $       156,071
 * Proha Oyj                                                             51,232             30,597
   Raisio Group P.L.C. Series V                                         118,423            246,827
   Rakentajain Koneuvokrammo Oy                                          10,260             75,108
   Ramirent Oyj                                                          12,270            235,240
   Rapala VMC Oyj                                                        36,040            263,692
   Rautaruukki Oyj Series K                                             188,780          1,405,418
   Raute Oy Series A                                                      2,390             20,892
   Rocla Oy                                                               1,300             10,604
*# Saunalahti Group Oyj                                                 124,754            172,294
   Scanfil Oyj                                                           63,879            406,243
   Sponda Oyj                                                           109,111            877,237
   Stockmann Oyj AB                                                      35,240            794,290
 * Stonesoft Corp.                                                       49,279             36,161
   Sysopen P.L.C.                                                         7,720             31,554
   Talentum Oyj                                                          18,300            135,798
 * Tecnomen Holding Oyj                                                  49,370             69,479
 # Teleste Corp. Oyi                                                     14,699            100,496
   Tulikivi Oyj                                                           5,710             47,043
   Turkistuottajat Oy                                                     2,590             23,379
   Uponor Oyj Series A                                                   44,400          1,411,984
   Vacon Oyj                                                             14,537            195,157
   Vaisala Oy Series A                                                   19,050            418,738
   Viking Line AB                                                        10,360            256,781
   Wartsila Corp. Oyj Series B                                           66,460          1,357,264
   Yit-Yhtymae Oyj                                                       67,708          1,346,318
   Yomi Oyj                                                              15,450            104,659
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $21,901,896)                                                                   30,669,408
                                                                                   ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
   Aarhus Oliefabrik A.S. Aeries A                                        4,950            261,794
 * Alm. Brand A.S.                                                       28,360            698,351
 # Amagerbanken A.S.                                                      2,734            278,442
   Ambu International A.S. Series B                                       1,500             23,420
   Amtssparekassen Fyn A.S.                                               2,243            264,732
   AS Dampskibsselsk Torm                                                49,460          1,146,129
   Bang & Olufsen Holding A.S.
     Series B                                                            13,387            778,490
 * Bavarian Nordic A.S.                                                   4,930            328,102
 * Brodrene Hartmann A.S. Series B                                        5,865            100,121
   Bryggerigruppen A.S.                                                   8,515            559,580
 # Christian Hansen Holding A.S.
     Series B                                                            10,855            659,833
 # Codan A.S.                                                            43,400          1,818,907
   Dalhoff, Larsen & Hornemann A.S.
     Series B                                                             1,370             65,510
   Danware A.S.                                                           4,185             69,952
   DFDS A.S., Copenhagen                                                 11,760            448,812
   DiskontoBanken A.S.                                                      713            118,693
   DSV, De Sammensluttede
     Vognmaend A.S.                                                      22,630          1,042,126
   East Asiatic Co., Ltd.                                                22,723          1,009,259
   Edb Gruppen A.S.                                                       3,230             80,070
 * Fimiston Resources & Technology Ltd.                                     400              3,675
 * FLS Industries                                                        73,180            991,184
   Fluegger A.S. Series B                                                 2,913            168,510
   Foras Holding A.S. Series A                                           13,292            145,304
 # Forstaedernes Bank                                                     4,322            252,637
 * Genmab A.S.                                                           28,629            470,533

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Glunz & Jensen A.S.                                                    1,470    $         9,435
   GN Great Nordic A.S.                                                 210,980          1,584,031
   H&H International A.S. Series B                                        1,140            278,164
*# Harboes Bryggeri A.S.                                                    575            135,909
   Hedegaard (Peder P.) A.S.                                                660             42,388
   Hojgaard Holding A.S. Series B                                         2,500             69,871
 * IC Co. A.S.                                                            3,510             21,322
 * Incentive A.S.                                                         3,575             10,859
 * Junckers (F.) Industrier A.S.                                            860                  1
 * Jyske Bank A.S.                                                       37,760          1,990,859
   Kjobenhavns Sommer Tivoli A.S.                                           580            185,396
   Koebenhavns Lufthavne                                                  9,910          1,405,633
   Kompan A.S.                                                              230             34,618
   Lan & Spar Bank A.S.                                                   2,250            102,164
   Lollands Bank                                                            150             23,619
*# Neurosearch A.S.                                                       9,160            290,933
   NKT Holding A.S.                                                      30,245            591,781
   Nordjyske Bank A.S.                                                      920            149,592
 * NTR Holdings A.S.                                                      1,130              7,636
   Oestjydsk Bank                                                           400             44,678
   Ove Arkil Series B                                                       270             27,395
   Per Aarsleff A.S. Series B                                             1,545             57,621
 * Pharmexa A.S.                                                          3,235              9,887
 * Pharmexa A.S. Issue 04                                                 9,705             29,637
   Ringkjobing Bank                                                       1,670            101,376
   Ringkjobing Landbobank                                                 1,620            458,456
   Rockwool, Ltd.                                                        24,520          1,006,885
*# RTX Telecom A.S.                                                       8,400             60,644
   Salling Bank                                                             250             22,156
   Sanistal A.S. Series B                                                 1,786             94,758
*# SAS Danmark A.S.                                                      34,300            304,839
   Satair A.S.                                                            1,350             27,306
   Schouw & Co. A.S.                                                     15,485            333,494
   Simcorp A.S.                                                           5,240            207,857
   Sjaelso Gruppen A.S.                                                   2,388            172,549
   Skjern Bank A.S.                                                         725             49,117
 * Sondagsavisen A.S.                                                    21,165             75,193
   Spar Nord Holding                                                      6,823            598,270
   Sparbank Vest A.S.                                                     6,600            243,985
   Sparekassen Faaborg A.S.                                                 481            111,974
   Sydbank A.S.                                                           8,172          1,169,618
   Thrane & Thrane A.S.                                                   5,258            187,000
*# TK Development                                                        12,478             26,845
 * Topdanmark A.S.                                                       28,300          1,711,231
 * Treka A.S.                                                             8,498            106,231
*# Vestas Wind Systems A.S.                                              27,377            364,922
 * Vestas Wind Systems A.S. Issue 04                                      9,125            118,356
   Vestfyns Bank                                                            200             20,254
   Vestjysk Bank A.S.                                                    10,800            280,047
   VT Holdings Shares B                                                   3,130            138,945
 * Wessel & Vett Magasin du Nord A.S.
     Series C                                                             2,102             39,566
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,507,964)                                                                   26,919,469
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $74,250)                                                                         74,909
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S.
     Rights 06/03/04
     (Cost $0)                                                                2    $             3
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $17,582,214)                                                                   26,994,381
                                                                                   ---------------
NORWAY -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Aker Kvaerner ASA                                                     73,730          1,177,219
   Aktiv Kapital ASA                                                     57,017            810,181
   Arendals Fosse Kompani ASA                                               100              7,562
 * Blom ASA                                                              18,367             11,333
   Bonheur ASA                                                           16,850            432,715
 * Choice Hotel Scandinavia ASA                                          27,740             74,400
 * Corrocean ASA                                                         19,321              7,353
   Det Norske Oljeselskap ASA
     Series A                                                            85,320            335,757
*# DOF ASA                                                               97,006            230,816
 * EDB Elektronisk Data
     Behandling ASA                                                     149,417            902,984
   Ekornes ASA                                                           56,490          1,093,360
*# Eltek ASA                                                             40,842            356,981
   Expert ASA                                                            48,758            318,254
   Farstad Shipping ASA                                                  60,790            521,174
*# Fjord Seafood ASA                                                    783,483            351,473
*# Fred Olsen Energy ASA                                                 91,600            595,414
   Ganger Rolf ASA                                                        6,690            158,303
   Gresvig ASA                                                            4,590             23,953
   Hafslund ASA                                                          58,700            305,825
 * Home Invest ASA                                                       15,077             11,233
 * Industrifinans Naeringseiendom ASA                                     7,582             17,069
   Kongsberg Gruppen ASA                                                 49,500            641,109
   Kverneland ASA                                                        16,160            211,710
 * Merkantildata ASA                                                    320,521            240,821
   Natural ASA                                                           10,143             57,286
 # Nera ASA                                                             187,753            498,203
 * Nordic Semiconductor ASA                                              25,000             93,778
 * Northern Offshore, Ltd.                                              214,000            101,115
*# Ocean Rig ASA                                                        105,531            283,380
   Odfjell ASA Series A                                                  24,910            779,714
   Olav Thon Eiendomsselskap ASA                                          8,320            370,922
 * P4 Radio Hele Norge ASA                                               32,200             44,142
 * Photocure ASA                                                         26,690            208,467
   Prosafe ASA                                                           55,980          1,226,476
   Rieber and Son ASA Series A                                           63,654            526,927
   Schibsted ASA                                                        112,960          1,984,868
 * Sinvest ASA                                                            6,220              9,920
   Smedvig ASA Series A                                                  83,580            785,335
 * Software Innovation ASA                                               13,423             59,416
   Solstad Offshore ASA                                                  54,100            403,803
   Steen and Stroem ASA                                                  19,512            362,974
   Storebrand ASA                                                       183,330          1,231,400
   Tandberg ASA Series A                                                217,280          2,188,218
*# Tandberg Data ASA                                                     58,950            128,375
 * Tandberg Storage ASA                                                  48,450             17,398
 * Tandberg Television ASA                                               90,430            570,546
 * Telecomputing ASA                                                     44,963             75,209
*# Tgs-Nopec Geophysical Co. ASA                                         40,910            547,907
   Tomra Systems ASA                                                    294,480          1,185,566
 * Tybring-Gjed ASA                                                     145,145             60,495

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Unit 4 Agresso NV                                                      4,620    $        47,499
   Veidekke ASA                                                          21,846            206,725
   Visma ASA                                                             47,393            494,421
   Wilhelmshaven (Wilhelm), Ltd. ASA                                     30,400            844,901
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,143,084)                                                                   24,232,385
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $50,721)                                                                         50,620
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $19,193,805)                                                                   24,283,005
                                                                                   ---------------
BELGIUM -- (3.5%)
COMMON STOCKS -- (3.5%)
 * Abfin SA                                                               2,560                  0
 # Ackermans & Van Haaren SA                                             32,186            768,565
 * Arinso International NV                                               14,739            225,313
 # Banque Nationale de Belgique                                             710          2,425,215
 # Barco (New) NV                                                        12,051          1,052,946
 # Bekaert SA                                                            23,290          1,345,848
   BMT NV                                                                 2,040            268,903
   Brantano NV                                                            2,060             78,316
   Brederode SA                                                          12,180            247,184
   Carrieres Unies Porphyre                                                  20             32,363
 # CFE (Compagnie Francois
     d'Entreprises)                                                       2,080            520,647
 # Cie Martime Belge SA                                                   8,237            774,390
   Cofinimmo SA                                                           9,778          1,253,737
   Commerciale de Brasserie
     SA COBRHA                                                              115            118,559
 # Deceuninck SA                                                         63,700          2,060,616
 # D'Ieteren SA                                                           5,831          1,160,750
   Distrigaz                                                                 57            109,360
 * Docpharma SA NV                                                        4,489            168,724
 * Duvel Moorgat NV                                                       5,019            146,297
   EVS Broadcast Equipment SA                                             1,100             57,129
 # Exmar NV                                                               3,080            169,072
   Floridienne NV                                                         2,033            114,632
   Glaces de Moustier-sur-Sambre SA                                      13,370            456,648
 # Immobel (Cie Immobiliere de
     Belgique SA)                                                         4,600            186,388
 * Integrated Production & Test
     Engineering NV                                                       4,380             25,132
*# Ion Beam Application SA                                               23,058            166,322
 * Ipso-Ilg SA                                                            5,990             47,597
   Keytrade Bank SA                                                       2,800             74,088
 * Kinepolis Group NV                                                     5,020            136,087
   Lotus Bakeries NV                                                        650             60,096
 # Melexis NV                                                            47,001            516,941
   Metiers Automatiques Picanol                                          16,120            364,776
 * Neuhaus NV                                                               670             25,064
   Nord-Sumatra Investissements SA                                          650            166,177
 # Omega Pharma SA                                                       26,708          1,291,876
   Papeteries de Catala SA                                                  315             36,581
   Quick Restaurants SA                                                  19,501            262,408
*# Real Software SA                                                      10,280              6,292
   Recticel SA                                                           22,870            192,465
   Resilux NV                                                             1,754            143,326
   Rosier SA                                                                655             85,642
 # Roularta Media Groep                                                   9,837    $       542,305
 * Sait Radioholland                                                      7,313             45,326
   Sapec SA                                                               3,635            270,918
 * Sapec SA VVPR                                                             75                124
   Sioen Industries                                                      21,502            239,937
 * SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                                    1,545            217,610
   Societe Belge Des Betons SA                                            8,500            491,716
*# Solvus SA                                                             38,344            568,173
 * Solvus SA Interim Strip VVPR                                          18,176                222
   Spector Photo Group SA                                                 5,408             63,439
 * Systemat SA                                                            6,330             35,507
*# Telindus Group SA                                                     39,392            380,048
   Ter Beke NV                                                            2,281            156,772
 # Tessenderlo Chemie                                                    28,984          1,014,591
*# Umicore-Strip VVPR                                                       456                 83
   UNIBRA                                                                 1,600            143,561
   Union Miniere SA                                                       9,586            581,947
   Van de Velde NV                                                        2,683            314,928
   VPK Packaging Group SA                                                 7,185            224,333
   Warehouses de Pauw Sicafi                                              6,608            250,094
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,261,563)                                                                   22,884,106
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                            9,778                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $16,261,563)                                                                   22,884,106
                                                                                   ---------------
AUSTRIA -- (2.6%)
COMMON STOCKS -- (2.6%)
   Andritz AG                                                            13,609            629,977
 * Austria Email AG                                                         715              2,626
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                     42,784            578,212
   Bank Fuer Kaernten und
     Steiermark AG                                                          520             60,373
 * Betandwin.com Interactive
     Entertainment AG                                                    12,749            401,870
   Bohler Uddeholm AG                                                    11,195            853,701
   BWT AG                                                                21,819            533,887
 * Ca Immobilien Invest AG                                               28,791            686,371
   Constantia-Iso Holding AG                                             15,000            165,504
   Constantia-Verpackungen AG                                            19,123            455,606
   Flughafen Wien AG                                                     25,698          1,430,185
 * Immofinanz Immobilien
     Anlagen AG                                                         165,130          1,305,119
 * Lenzing AG                                                             3,948            819,262
   Manner (Josef) & Co. AG                                                  870             39,309
   Mayr-Melnhof Karton AG                                                11,760          1,411,719
   Oberbank AG                                                            5,384            494,560
   Palfinger AG                                                          10,383            352,584
 * Readymix Kies-Union AG                                                   500             55,632
 * RHI AG, Wien                                                          19,649            408,075
   Rosenbauer International AG                                            1,530             92,610
 * Sparkassen Immobilien                                                 29,760            283,539
   Ubm Realitaetenentwicklung AG                                            360             42,216
   Uniqa Versicherungen AG                                              128,555          1,573,600
 * VA Technologie AG                                                     17,392            928,120

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Voestalpine AG                                                        30,095    $     1,342,886
   Wienerberger AG                                                       63,642          2,156,762
*# Wolford AG                                                             4,900            136,346
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $12,179,339)                                                                   17,240,651
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08                                           7,860                  0
 * Wienerberger AG Rights 06/02/04                                       63,642                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $12,179,339)                                                                   17,240,651
                                                                                   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   Abbey P.L.C.                                                          25,557            243,724
 * Arcon International Resources P.L.C.                                 143,750              6,070
 * Ardagh P.L.C.                                                         14,262             20,899
   DCC P.L.C.                                                            91,965          1,496,544
 * Dragon Oil P.L.C.                                                    104,167             85,671
 * Elan Corp. P.L.C.                                                    154,046          3,637,877
   Fyffes P.L.C.                                                        380,502            744,692
   Glanbia P.L.C.                                                       321,765            873,552
 * Grafton Group P.L.C.                                                 253,939          1,826,994
   Greencore Group P.L.C.                                               218,422            826,444
   Heiton Holdings P.L.C.                                                51,677            303,186
   IAWS Group P.L.C.                                                    105,879          1,191,636
   IFG Group P.L.C.                                                      37,599             48,251
   Independent News & Media P.L.C.                                      618,550          1,463,247
 * Iona Technologies P.L.C.                                              21,281            110,028
 * Irish Intercontental Group P.L.C.                                     18,872            247,600
   IWP International P.L.C.                                              39,611             14,995
   Jurys Hotel Group P.L.C.                                              69,061            839,965
   Kingspan Group P.L.C.                                                183,188          1,084,945
   McInerney Holdings P.L.C.                                             33,991            199,328
   Paddy Power P.L.C.                                                    49,663            576,587
   Readymix P.L.C.                                                      109,762            209,581
 * Ryan Hotels P.L.C.                                                    68,061            108,209
   United Drug P.L.C.                                                   190,860            626,973
   Waterford Wedgwood P.L.C.                                          1,026,650            245,963
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $9,414,821)                                                                    17,032,961
                                                                                   ---------------
PORTUGAL -- (1.4%)
COMMON STOCKS -- (1.4%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                           194,100            300,900
   Efacec Capital SGPS SA                                                60,600            154,748
   Ibersol SGPS SA                                                       14,462             79,203
 * Impresa Sociedade Gestora de
     Participacoes Socias SA                                            190,166            884,290
 * Investimentos Participacoes e
     Gestao SA Inapa                                                     43,702            166,889
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                    130,000          1,534,348
   Mota-Engil SGPS SA                                                   250,900            528,610
 * Novabase SGPS                                                         56,005            409,732
   Portucel-Empresa Produtora
     de Pasta de Papel SA                                               466,977    $       786,636
   Sag Gest - Solucoes Automovel
     Globais SGPS SA                                                    235,500            376,183
   Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                                       54,900            245,318
 * Sociedad Construcoes Soares
     da Costa SA                                                         19,200             68,200
   Sociedade de Investimento e
     Gestao SGPS SA                                                     160,396            733,084
   Sonae SGPS SA                                                      1,079,900          1,121,565
 * Sonaecom SGPS SA                                                     321,175          1,180,914
   Teixeira Duarte Engenharia e
     Construcoes SA                                                     609,000            891,595
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $6,340,397)                                                                     9,462,215
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $413,489)                                                                       413,235
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.                                                         10,455             84,267
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $7,676)                                                                           8,904
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (16.5%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $2,355,000
    FHLB Notes 3.375%, 06/15/04,
    valued at $2,393,269) to be
    repurchased at $2,357,000
    (Cost $2,357,000)                                           $         2,357          2,357,000
  Repurchase Agreement, Mizuho
    Securities USA 1.00%, 06/01/04 (Collateralized
    by $112,867,000 U.S. Treasury Obligations rates
    ranging from 2.625% to 4.25%, maturities ranging
    from 08/15/08 to 08/15/13 valued at $109,888,930
    to be repurchased at $107,746,214 (Cost $107,734,244)^              107,734        107,734,244
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $498,965,942)++                                                          $   661,841,192
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $498,965,972.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
TAIWAN -- (9.8%)
COMMON STOCKS -- (9.1%)
   Accton Technology Corp.                                               99,296    $        63,940
   Acer, Inc.                                                           559,767            822,843
 * Advanced Semiconductor
     Engineering, Inc.                                                1,040,500            771,006
   Advantech Co., Ltd.                                                   91,706            187,068
   Amtran Technology Co., Ltd.                                           66,080             56,720
 * Arima Computer Corp.                                                 178,800             61,738
   Asia Cement Corp.                                                    550,000            305,020
   Askey Computer Co., Ltd.                                              60,200             38,760
   Asustek Computer, Inc.                                               654,875          1,600,777
   Au Optronics Corp.                                                 1,308,487          2,589,328
   Benq Corp.                                                           563,600            800,659
   Catcher Co., Ltd.                                                     38,000            147,082
   Cathay Financial Holdings Co., Ltd.                                1,215,529          2,168,783
 * Cathay Real Estate Development
     Co., Ltd.                                                          447,213            256,570
 * Chang Hwa Commercial Bank                                            985,796            562,068
   Cheng Shin Rubber Industry Co., Ltd.                                 257,698            329,662
   Cheng Uei Precision Industry Co., Ltd.                                39,215             74,618
 * Chi Mei Optoelectronic Corp.                                         967,000          2,090,645
   Chicony Electronics Co., Ltd.                                         80,240            150,010
 * China Airlines                                                       711,579            393,108
 * China Development Financial
     Holdong Co., Inc.                                                3,221,000          1,728,581
   China Motor Co., Ltd.                                                362,628            514,515
   China Steel Corp.                                                  2,747,916          2,495,074
 * Chinatrust Financial Holdings Co.,
     Ltd.                                                               350,024            388,171
 * Chungwa Picture Tubes Co., Ltd.                                    1,856,298          1,096,034
 * CMC Magnetics Corp.                                                  876,400            590,303
   Compal Electronics                                                   919,810          1,129,982
 * Compeq Manufacturing Co., Ltd.                                       131,300             53,203
 * Cosmos Bank Taiwan                                                   478,000            226,896
   CTB Financial Holding Co., Ltd.                                    3,104,535          2,076,588
   Delta Electronics Industrial Co., Ltd.                               370,027            509,851
   D-Link Corp.                                                         138,100            178,375
 * E.Sun Financial Holding Co., Ltd.                                    676,000            443,550
   Elitegroup Computer Systems Co.,
     Ltd.                                                               100,750             64,779
   Eternal Chemical Co., Ltd.                                            93,000             49,751
   Eva Airways Corp.                                                    687,762            322,081
   Evergreen Marine Corp., Ltd.                                         578,682            468,867
   Far East Textile, Ltd.                                               896,980            501,385
   Far Eastern International Bank                                       409,000            207,409
 * First Financial Holding Co., Ltd.                                  1,333,000          1,004,925
   Formosa Chemicals & Fiber Co., Ltd.                                1,313,491          1,885,361
   Formosa Plastics Corp.                                             1,397,123          2,002,693
   Formosa Taffeta Co., Ltd.                                            428,203            181,273
   Fu Sheng Industria                                                   145,863            284,237
   Fubon Financi                                                      2,418,052          2,406,652
   Fuh-Hwa Financial Holding Co., Ltd.                                  780,799            340,233
   Giga-Byte Technology Co., Ltd.                                       159,200            251,123
 * High Tech Computer Corp.                                              58,000            250,724
   Hon Hai Precision Industry Co., Ltd.                                 569,832          2,336,582
   Hotai Motor Co., Ltd.                                                147,000    $       201,110
 * Hsinchu International Bank                                           348,000            196,132
 * Hua Nan Financial Holding Co., Ltd.                                  735,000            638,623
 * International Bank of Taipei                                         444,122            292,907
   Inventec Corp.                                                       546,560            358,935
 * King Yuan Electronics Co., Ltd.                                      127,000            125,839
   Kinpo Electronics, Inc.                                              189,200             99,252
 * Largan Precision Co., Ltd.                                            25,000            294,095
   Lite-On Technology Corp.                                             674,646            756,411
 * Macronix International Co., Ltd.                                   1,188,500            429,093
   Media Tek, Inc.                                                      172,390          1,652,012
   Micro-Star International Co., Ltd.                                   180,700            212,378
   Mitac International Corp.                                            166,000             77,174
 * Mosel Vitelic Inc. Co., Ltd.                                         300,826             60,480
   Nan Ya Plastic Corp.                                               1,804,156          2,427,710
 * Nanya Technology Co., Ltd.                                         1,038,989            773,262
   Nien Hsing Textile Co., Ltd.                                          95,000             92,909
 * Nien Made Enterprise Co., Ltd.                                        45,216             78,660
 * Optimax Technology Corp.                                              70,694            286,621
   Oriental Union Chemical Corp.                                        106,920            117,129
 * Pacific Electric Wire & Cable Corp.                                  233,200              3,639
   Pihsiang Machinery Mfg. Co., Ltd.                                     32,760             78,576
   Pou Chen Corp.                                                       470,415            469,879
   Premier Image Technology Corp.                                       138,800            208,031
   President Chain Store Corp.                                          230,927            415,807
   Quanta Computer, Inc.                                                755,255          1,722,149
 * Quanta Display, Inc.                                                 189,000            150,505
   Realtek Semiconductor Corp.                                          175,920            231,852
 * Ritek Corp.                                                          565,750            309,010
 * Shin Kong Fin                                                        654,000            617,414
 * Silicon Integrated Systems Corp.                                     361,000            191,975
 * Siliconware Precision Industries Co.,
     Ltd.                                                               508,000            395,772
 * SinoPac Holdings                                                     270,000            145,021
   Sunplus Technology Co., Ltd.                                         193,950            395,684
   Synnex Tech International Corp.                                      160,800            279,463
   Systex Corp., Ltd.                                                   159,500             75,676
   Taishin Financial Holdings Co., Ltd.                               1,029,000            931,422
 * Taiwan Business Bank                                                 579,120            197,190
   Taiwan Cement Corp.                                                  686,697            315,118
   Taiwan Glass Ind. Corp.                                              346,370            270,386
   Taiwan Life Insurance Co., Ltd.                                       92,000            161,454
 * Taiwan Semiconductor Manufacturing
     Co., Ltd.                                                        5,223,480          9,180,975
   Taiwan Styrene Monomer Corp.                                          84,700             64,661
 * Tatung Co., Ltd.                                                   1,133,000            463,767
   Teco Electric & Machinery Co., Ltd.                                  501,000            173,513
 * The Farmers Bank of China                                            375,000            122,725
   Tong Yang Industry Co., Ltd.                                          76,220            129,370
   Transcend Information, Inc.                                           29,344             71,763
   U-Ming Marine Transport Corp.                                        167,000            210,388
   Uni-President Enterprises Corp.                                      916,020            406,730
 * United Microelectronics Corp.                                      4,222,381          3,660,881
   Via Technologies, Inc.                                               342,245            330,471
 * Walsin Lihwa Corp.                                                   881,000            428,594
   Wan Hai Lines Co., Ltd.                                              377,080            309,833

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Waterland Financial Holdings                                         572,000    $       212,782
 * Winbond Electronics Corp.                                          1,108,000            559,804
   Ya Hsin Industrial Co., Ltd.                                         130,212            172,744
 * Yageo Corp.                                                          608,440            320,007
   Yang Ming Marine Transport Corp.                                     587,000            515,956
   Yieh Phui Enterprise Co., Ltd.                                       248,300            170,723
 * Yuen Foong Yu Paper Manufacturing
     Co., Ltd.                                                          354,650            194,688
   Yulon Motor Co., Ltd.                                                370,200            416,042
   Zyxel Communication Corp.                                             85,200            179,245
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $62,538,444)                                                                   72,492,020
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 * Taiwan Dollar
     (Cost $5,304,822)                                                                   5,316,923
                                                                                   ---------------
TOTAL -- TAIWAN
   (Cost $67,843,266)                                                                   77,808,943
                                                                                   ---------------
SOUTH AFRICA -- (9.7%)
COMMON STOCKS -- (9.7%)
 * ABSA Group, Ltd.                                                     392,236          2,808,341
   African Oxygen, Ltd.                                                 206,548            568,342
 * Amalgamated Beverage Industries,
     Ltd.                                                                80,191            853,932
   Anglo American PLC                                                   662,129         13,979,129
   Anglo American Platinum Corp., Ltd.                                  138,689          5,108,275
   Anglogold, Ltd.                                                      141,049          4,952,254
   AVI, Ltd.                                                            145,875            385,791
   Barloworld, Ltd.                                                     105,674          1,124,273
   Bidvest Group, Ltd.                                                  156,588          1,251,287
 * Dimension Data Holdings PLC                                          246,926            137,920
 * Discovery Holdings, Ltd.                                             167,710            322,811
   Edgars Consolidated Stores, Ltd.                                      26,859            576,642
   Firstrand, Ltd.                                                    3,379,947          5,160,785
   Gold Fields, Ltd.                                                    251,697          2,910,853
   Harmony Gold Mining Co., Ltd.                                        137,081          1,643,723
   Impala Platinum Holdings, Ltd.                                        32,630          2,411,426
   Imperial Holdings, Ltd.                                              116,858          1,252,138
 * Investec, Ltd.                                                        23,111            427,873
   Iscor, Ltd.                                                          285,549          1,485,446
 * JD Group, Ltd.                                                        87,800            538,222
   Kumba Resources, Ltd.                                                 15,092             83,350
   Liberty Group, Ltd.                                                  173,556          1,389,397
 * Massmart Holdings, Ltd.                                               95,249            458,992
 * MTN Group, Ltd.                                                      966,699          4,338,354
   Nampak, Ltd.                                                         313,953            670,144
 * Naspers, Ltd. Series N                                               145,439          1,019,369
   Nedcor, Ltd.                                                         216,270          2,068,268
 * Network Healthcare Holdings, Ltd.                                    888,707            603,536
   Old Mutual PLC                                                     1,763,742          3,081,574
 * Pick'n Pay Stores, Ltd.                                              309,695            816,365
   Pretoria Portland Cement Co., Ltd.                                    30,295            661,038
   Sanlam, Ltd.                                                       1,300,739          1,763,089
   Sappi, Ltd.                                                          117,144          1,634,751
   Standard Bank Group, Ltd.                                            686,654          4,424,884
 * Steinhoff International Holdings, Ltd.                               605,515            760,766
 * Telkom SA, Ltd.                                                      355,518          4,290,927
   Tiger Brands, Ltd.                                                    30,753    $       424,323
 * Woolworths Holdings, Ltd.                                            402,268            434,773
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $77,209,321)                                                                   76,823,363
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
     (Cost $64)                                                                                 69
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
   (Cost $77,209,385)                                                                   76,823,432
                                                                                   ---------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
   Amorepacific Corp.                                                     2,930            503,270
 * Cho Hung Bank Co., Ltd.                                              155,557            338,978
   CJ Corp.                                                               6,550            346,102
   Daelim Industrial Co., Ltd.                                            9,830            326,831
   Daewoo Engineering & Construction
     Co., Ltd.                                                           77,960            270,737
 * Daewoo Heavy Industries &
     Machinery, Ltd.                                                     48,150            323,874
 * Daewoo Securities Co., Ltd.                                           56,445            182,018
   Daewoo Shipbuilding & Marine
     Engineering Co., Ltd.                                               66,720            718,816
   Daishin Securities Co., Ltd.                                           5,340             62,484
   Halla Climate Control Corp.                                           30,000            228,055
   Hankook Tire Manufacturing Co., Ltd.                                  42,940            339,308
   Hanwha Chemical Corp.                                                 32,000            183,489
   Hite Brewery Co., Ltd.                                                 7,100            458,608
   Hyundai Development Co.                                               24,000            254,861
   Hyundai Heavy Industries Co., Ltd.                                    24,070            587,034
 * Hyundai Merchant Marine Co., Ltd.                                     27,000            182,509
   Hyundai Mobis                                                         26,460          1,078,985
   Hyundai Motor Co., Ltd.                                               95,919          3,671,963
 * Hyundai Securities Co., Ltd.                                          61,090            249,158
   INI Steel Co., Ltd.                                                   33,910            252,556
 * Kangwon Land, Inc.                                                    20,000            218,543
   Kia Motors Corp.                                                     128,970          1,102,902
 * Kookmin Bank                                                         139,085          4,795,792
   Korea Electric Power Corp.                                           232,010          3,742,507
 * Korea Exchange Bank                                                  166,780            839,328
   Korea Gas                                                             27,040            731,727
 * Korean Air Co., Ltd.                                                  20,670            261,372
   KT Corp.                                                              67,490          2,284,767
   KT&G Corp.                                                            62,340          1,415,438
   Kumgang Korea Chemical Co., Ltd.                                       3,000            301,092
   LG Chemical Investment, Ltd.                                          95,890          1,313,208
   LG Chemical, Ltd.                                                     28,206            990,902
   LG Electronics, Inc.                                                  40,160          2,328,042
   LG Engineering & Construction
     Corp.                                                               12,480            194,715
 * LG Investment & Securities Co., Ltd.                                  29,880            228,429
   LG Petrochemical Co., Ltd.                                            13,070            260,402
 * NCsoft Corp.                                                           2,250            185,218
   Nong Shim Co., Ltd.                                                    1,710            321,052
   POSCO                                                                 24,840          3,096,722
   Pusan Bank                                                            34,160            208,723
   S1 Corp.                                                              16,638            359,710
   Samsung Corp.                                                         41,960            527,726

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Samsung Electro-Mechanics Co., Ltd.                                   32,707    $     1,024,695
   Samsung Electronics Co., Ltd.                                         37,988         16,940,498
   Samsung Fire and Marine Insurance,
     Ltd.                                                                21,719          1,387,941
   Samsung Heavy Industries Co., Ltd.                                    66,240            285,468
   Samsung SDI Co., Ltd.                                                 20,352          2,240,599
   Samsung Securities Co., Ltd.                                          18,040            321,187
 * Samsung Techwin Co., Ltd.                                             28,000            234,982
 * Seoul Bank                                                            38,700            858,260
   Shinhan Financial Group Co., Ltd.                                    151,242          2,440,589
   Shinsegae Co., Ltd.                                                    4,610          1,035,789
   SK Corp., Ltd.                                                        55,584          2,379,221
   SK Telecom Co., Ltd.                                                  17,960          3,025,591
   S-Oil Corp.                                                           53,150          2,087,466
 * Ssangyong Motor Co.                                                   39,000            245,793
                                                                                   ---------------
TOTAL -- SOUTH KOREA
   (Cost $38,998,017)                                                                   70,776,032
                                                                                   ---------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
   Alfa S.A. de C.V. Series A                                           375,190          1,232,934
   America Movil S.A. de C.V. Series L                                6,377,000         11,176,445
 * America Telecom S.A. de C.V.
     Series A                                                         2,243,071          4,245,746
 * Carso Global Telecom S.A. de C.V.
     Telecom Series A1                                                2,183,071          3,223,480
   Cementos de Mexico S.A. de C.V.
     Series B                                                           970,682          5,665,112
   Coca Cola Femsa S.A. de C.V.
     Series L                                                           374,700            794,943
 * Consorcio Ara S.A.                                                   157,500            432,965
   Controladora Comercial Mexicana
     S.A. de C.V. Series B                                              633,700            744,125
 * Corporacion Interamericana de
     Entramiento S.A. de C.V. Series B                                   75,000            158,393
 * Corporacion Mexicana de
     Restaurantes S.A. de C.V. Series B                                   1,107                102
   Corporativo Fragua S.A. de C.V.
     Series B                                                                21                 55
 * Desc S.A. de C.V. Series B                                           619,841            181,963
   El Puerto de Liverpool S.A. Series C1                                339,500            478,986
   Embotelladora Arca SA de CV, Mexico                                  466,500            856,023
 * Empresas ICA Sociedad Controladora
     S.A. de C.V.                                                       623,700            191,840
   Empresas la Moderna S.A. de C.V.
     Series A                                                           120,000             25,448
   Fomento Economico Mexicano
     Series B & D                                                       554,000          2,370,090
   Gruma S.A. de C.V. Series B                                           90,406            151,713
   Grupo Carso S.A. de C.V. Series A-1                                  542,000          2,089,822
   Grupo Continental S.A.                                               358,600            559,355
   Grupo Elektra S.A. de C.V.                                           114,000            593,401
   Grupo Financiero del Norte S.A
     Series C                                                           340,000          1,188,801
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                               22,746              4,784
   Grupo Financiero Inbursa S.A. de C.V.
     Series O                                                         1,697,097          2,157,900
 * Grupo Gigante S.A. de C.V. Series B                                  117,282             75,026
   Grupo Industrial Bimbo S.A. de C.V.
     Series A                                                           711,500          1,536,912
 * Grupo Industrial Maseca S.A. de C.V.
     Series B                                                           229,000    $       100,438
   Grupo Modelo S.A. de C.V. Series C                                 1,806,300          4,479,542
 * Grupo Nutrisa S.A. de C.V.                                               129                 29
 * Grupo Qumma S.A. de C.V. Series B                                      1,591                 25
   Grupo Televisa S.A. (Certificate
     Representing Series A,
     Series D & Series L)                                             1,510,000          3,175,744
 * Grupo Tribasa S.A. de C.V.                                             2,120                  0
 * Hylsamex S.A. de C.V.                                                 93,914            133,322
 * Hylsamex S.A. de C.V. Series B                                        60,000             84,652
   Industrias Penoles S.A. de C.V.                                      247,800            890,312
   Kimberly Clark de Mexico S.A. de
     C.V. Series A                                                      648,000          1,700,705
 * Nueva Grupo Mexico S.A. de C.V.
     Series B                                                           505,358          1,511,003
 * Organizacion Soriana S.A. de C.V.
     Series B                                                           361,600          1,137,575
   Telefonos de Mexico S.A. Series A                                    100,000            168,339
   Telefonos de Mexico S.A. Series L                                  5,217,400          8,755,484
   TV Azteca S.A. de C.V. Series A                                    1,387,100            717,162
 * US Commercial Corp. S.A. de C.V.                                     223,000            116,859
   Vitro S.A.                                                           121,600            127,871
   Walmart de Mexico S.A. de C.V.
     Series V                                                         2,320,149          6,933,060
                                                                                   ---------------
TOTAL -- MEXICO
   (Cost $50,739,967)                                                                   70,168,486
                                                                                   ---------------
BRAZIL -- (8.3%)
PREFERRED STOCKS -- (6.4%)
   Ambev Cia de Bebidas das Americas                                 12,453,835          2,356,946
   Aracruz Celulose SA Series B                                         711,999          2,304,405
   Banci Itau Holding Financeira                                     68,900,000          5,813,924
   Banco Bradesco SA                                                     82,118          3,517,639
   Brasil Telecom Participacoes SA                                  164,643,872            946,211
   Brasileira de Distribuicao Pao de
     Acucar                                                          38,610,000            576,845
 * Braskem SA                                                        30,000,000            472,411
   Cimento Portland Itau                                                860,000            161,235
 * Companhia Siderurgica Paulista                                        65,000             14,472
   Compania Paranaense de Energia
     Series B                                                       100,000,000            305,905
   Embratel Participacoes SA                                        143,582,922            331,274
   Gerdau SA                                                            200,304          2,143,944
   Investimentos Itau SA                                              3,297,432          3,543,223
   Klabin SA                                                            542,875            702,462
 * Lojas Renner SA                                                      800,000              5,163
   Siderurgica Belgo-Mineira                                          4,010,000            892,836
   Siderurgica de Tubarao Sid Tubarao                                37,920,000          1,064,672
   Siderurgica Paulista Casipa Series B                                     325              3,146
   Suzano de Papel e Celulose                                           143,544            592,889
   Tele Centro Oeste Celular
     Participacoes SA                                               230,437,922            658,075
   Tele Norte Leste Participacoes SA                                180,034,131          2,033,299
   Telemar Norte Leste SA Series A                                  175,300,000          2,783,078
 * Telesp Celular Participacoes                                     913,941,089          2,551,013
   Telesp Participacoes SA                                          331,500,000          4,444,603
   Telesudeste Celular Participacoes SA                              81,000,000            131,994
   Unibanco Unias de Bancos
     Brasileiros SA                                                   2,000,000             33,559

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Unibanco-Uniao de Bancos
     Brasileiros SA                                                  13,713,000    $       527,457
   Usinas Siderurgicas de Minas
     Gerais SA                                                          118,039          1,137,349
   Vale do Rio Doce Series A                                            223,160          9,649,384
   Vale do Rio Doce Series B                                             81,160                  0
   Votorantim Celulose e Papel SA                                    12,467,325            776,482
   Weg SA                                                               185,000            423,846
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $37,226,680)                                                                   50,899,741
                                                                                   ---------------
COMMON STOCKS -- (1.9%)
   Ambev Cia de Bebidas das Americas                                  5,420,000          1,976,315
   Brasil Telecom Participacoes SA                                   59,520,574            303,461
   Brasil Telecom SA                                                409,930,875          1,388,924
   Cemig Cia Ene                                                     77,000,000          1,083,317
   Cpfl Geracao Energia SA                                            3,140,000              5,573
   Embraer Empresa Brasileira de
     Aeronautica                                                        525,521          3,342,375
 * Embratel Participacoes                                            57,550,000            256,459
 * Empresa Nasional de Comercio
     Redito e Participacoes SAncorpar                                   480,000                929
   Petroquimica do Sul Copesul                                        2,276,000            112,368
   Siderurgica Nacional Sid Nacional                                 60,351,000          2,804,306
   Souza Cruz Industria e Comercio                                      291,000          2,572,895
   Tele Centro Oeste Celular
     Participacoes SA                                                57,876,799            182,651
 * Tele Centro Oeste Celular
     Participacoes SA                                                 1,365,528              4,309
 * Tele Norte Celular Participacoes                                  57,624,254             13,016
   Tele Norte Leste Participacoes SA                                 59,264,568            583,084
 * Tele Sudeste Celular Participacoes SA                              3,072,951              4,294
   Tractebel Energia SA                                              96,600,000            268,074
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $11,162,959)                                                                   14,902,350
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $231)                                                                               219
                                                                                   ---------------
TOTAL -- BRAZIL
   (Cost $48,389,870)                                                                   65,802,310
                                                                                   ---------------
ISRAEL -- (7.8%)
COMMON STOCKS -- (7.8%)
   Africa-Israel Investments, Ltd.                                      108,700          2,159,744
   Agis Industries (1983), Ltd.                                          71,436          2,003,187
   Bank Hapoalim, Ltd.                                                2,309,640          5,918,274
   Bank Leumi Le-Israel                                               2,802,069          5,148,201
 * Bezeq Israeli Telecommunication
     Corp., Ltd.                                                      4,049,014          4,291,803
   Blue Square Israel, Ltd.                                              16,186            173,511
   CLAL Industries, Ltd.                                                289,038          1,374,645
   CLAL Insurance, Ltd.                                                 114,684          1,832,234
   Delek Group, Ltd.                                                      4,584            373,733
   Discount Investment Corp.                                             66,100          1,519,035
   Elbit Systems, Ltd.                                                   98,319          1,815,882
 * Elron Electronic Industries, Ltd.                                          0                  4
 * First International Bank of Israel                                    48,660            259,925
 * First International Bank of Israel, Ltd.                             347,200            377,530
   IDB Development Corp., Ltd.
     Series A                                                           101,015    $     2,306,607
   IDB Holding Corp., Ltd.                                               36,578            628,339
   Israel Chemicals, Ltd.                                             2,410,526          4,145,038
   Israel Corp. Series A                                                  5,500            877,081
 * Koor Industries, Ltd.                                                 25,971            984,923
   M.A.Industries, Ltd.                                                 843,283          3,520,356
   Migdal Insurance Holdings                                          2,079,107          2,813,598
   Osem Investment, Ltd.                                                210,522          2,301,869
   Strauss Elite, Ltd.                                                   33,250            305,002
   Super-Sol, Ltd. Series B                                             372,926            841,904
   Tefahot Israel Mortgage Bank, Ltd.                                    56,600            524,862
   Teva Pharmaceutical Industries, Ltd.                                 209,140         13,734,393
   United Mizrahi Bank, Ltd.                                            384,693          1,274,138
                                                                                   ---------------
TOTAL -- ISRAEL
   (Cost $37,527,997)                                                                   61,505,818
                                                                                   ---------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
   Akbank T.A.S                                                   1,811,999,062          7,604,412
 * Anadolu Efes Biracilik ve Malt
     Sanayi A.S.                                                    182,246,814          2,257,545
 * Arcelik A.S.                                                   1,549,702,646          7,236,348
   Aygaz A.S.                                                       593,998,416          1,189,366
 * BSH Profilo Elektrikli Gerecler
     Sanayii A.S.                                                     4,725,086             55,114
 * Dogan Sirketler Grubu Holdings A.S.                              577,649,971            981,646
 * Dogan Yayin Holding A.S.                                         282,794,524            839,612
   Enka Insaat Ve Sanayi A.S.                                       164,940,663          3,159,694
 * Eregli Demir ve Celik Fabrikalari
     Turk A.S.                                                      145,031,000          3,701,503
   Ford Otomotiv Sanayi A.S.                                        722,990,000          5,114,990
 * Hurriyet Gazetecilik ve
     Matbaacilik A.S.                                               370,163,648            945,235
   Koc Holding A.S.                                               1,058,111,057          4,374,954
   Migros Turk A.S.                                                 450,270,375          2,089,777
 * Tat Konserve Sanayii A.S.                                                 36                  0
 * Tofas Turk Otomobil Fabrikasi A.S.                             1,489,092,271          2,560,485
   Trakya Cam Sanayii A.S.                                          187,301,438            423,729
   Tupras-Turkiye Petrol Rafineleri A.S.                            289,886,950          1,745,862
 * Turk Sise de Cam Fabrikalari A.S.
     Issue 04                                                       178,179,930            290,736
 * Turk Sise ve Cam Fabrikalari A.S.                                430,349,924            724,861
 * Turkiye Garanti Bankasi A.S.                                   1,549,482,967          4,318,556
   Turkiye Is Bankasi A.S. Series C                               1,741,718,616          5,853,375
 * Vestel Elektronik Sanayi Ticaret A.S.                            240,241,000            741,018
 * Yapi ve Kredi Bankasi A.S.                                     1,232,184,338          2,591,757
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $30,184,710)                                                                   58,800,575
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Turkish Lira
     (Cost $155)                                                                               150
                                                                                   ---------------
TOTAL -- TURKEY
   (Cost $30,184,865)                                                                   58,800,725
                                                                                   ---------------
INDONESIA -- (7.4%)
COMMON STOCKS -- (7.4%)
   PT Astra Agro Lestari Tbk                                          2,153,000            581,077
   PT Astra International Tbk                                         8,470,461          5,247,437

                                                                         SHARES             VALUE+
                                                                         ------             ------
   PT Bank Central Asia Tbk                                             990,000    $       394,856
   PT Bank Danamon Indonesia Tbk                                      1,762,000            564,668
   PT Bimantara Citra Tbk                                             1,758,000            550,943
   PT Gudang Garam Tbk                                                4,695,500          7,334,130
   PT Hanjaya Mandala Sampoerna Tbk                                  13,377,500          7,074,322
 * PT Indocement Tunggal Prakarsa Tbk                                 7,362,000          1,271,541
   PT Indofood Sukses Makmur Tbk                                     18,886,400          1,429,908
   PT Indonesian Satellite Corp.Tbk                                  14,967,500          6,394,373
   PT International Nickel Indonesia Tbk                                145,000            507,470
   PT Kalbe Farma Tbk                                                 2,500,000             97,164
 * PT Lippo Bank Tbk Series A                                         3,281,200            194,890
 * PT Lippo Land Development Tbk                                        166,500             12,566
 * PT Makindo Tbk                                                     2,236,500            241,132
 * PT Medco Energi International Tbk                                  9,754,000          1,474,625
 * PT Panasia Indosyntec Tbk                                             75,100              3,198
   PT Ramayana Lestari Sentosa Tbk                                    4,004,000          1,750,783
   PT Sari Husada Tbk                                                    13,793             29,013
   PT Semen Gresik Tbk                                                1,739,502          1,741,826
   PT Telekomunikasi Indonesia
     (Persero) Tbk Series B                                          18,576,820         14,695,839
   PT Tempo Scan Pacific                                                646,000            484,226
   PT Unilever Tbk                                                   16,022,000          6,211,478
                                                                                   ---------------
TOTAL -- INDONESIA
   (Cost $47,714,707)                                                                   58,287,465
                                                                                   ---------------
THAILAND -- (7.0%)
COMMON STOCKS -- (7.0%)
 * Advance Agro Public Co., Ltd.
     (Foreign)                                                          534,100            296,210
   Advance Info Service Public Co.,
     Ltd. (Foreign)                                                   5,982,000         13,122,948
 * Aromatics (Thailand) Public Co., Ltd.
     (Foreign)                                                        1,387,500          1,598,857
   Bangkok Expressway Public Co., Ltd.
     (Foreign)                                                        1,794,100          1,034,803
 * Bank of Asia Public Co., Ltd. (Foreign)                            9,363,000          1,177,010
 * Bank of Ayudhya Public Co., Ltd.
     (Foreign)                                                        5,174,500          1,568,803
   Banpu Public Co., Ltd. (Foreign)                                     132,000            400,197
   BEC World Public Co., Ltd. (Foreign)                               3,915,000          1,592,248
 * Capetronic International (Thailand)
     Public Co., Ltd. (Foreign)                                       4,490,000            227,986
   Central Pattana Public Co., Ltd.
     (Foreign)                                                        4,177,500            916,434
   Charoen Pokphand Foods Public Co.,
     Ltd. (Foreign)                                                  14,442,000          1,238,801
 * DBS Thai Danu Bank Public Co., Ltd.
     (Foreign)                                                          842,200             65,599
   Delta Electronics (Thailand) Public Co.,
     Ltd. (Foreign)                                                   4,100,710          2,456,181
   Hana Microelectronics Public Co., Ltd.
     (Foreign)                                                          238,300            734,225
 * International Broadcasting Corp.
     Public Co., Ltd. (Foreign)                                         612,000            268,514
   Krung Thai Bank Public Co., Ltd.
     (Foreign)                                                       17,302,970          4,691,463
   Land & Houses Public Co., Ltd.
     (Foreign)                                                        2,130,310            546,099
   National Finance and Securities
     Public Co., Ltd. (Foreign)                                         630,150            229,880
   National Petrochemical Public Co.,
     Ltd. (Foreign)                                                     441,500    $       979,418
   Ratchaburi Electricity Generating
     Holding Public Co., Ltd. (Foreign)                               2,200,000          1,979,295
   Shin Corporation Public Co., Ltd.
     (Foreign)                                                        6,122,000          5,281,489
   Shinawatra Satellite Public Co., Ltd.
     (Foreign)                                                        2,762,450            871,564
   Siam Cement Public Co., Ltd.
     (Foreign)                                                          270,000          1,530,688
   Siam City Cement Public Co., Ltd.
     (Foreign)                                                          633,413          3,559,728
   Siam Commercial Bank Public Co.,
     Ltd. (Foreign)                                                   2,549,166          2,874,645
   Siam Makro Public Co., Ltd.
     (Foreign)                                                          727,100            860,261
 * Telecomasia Corp. Public Co., Ltd.
     (Foreign)                                                        6,977,800          1,049,164
 * Thai Military Bank Public Co., Ltd.
     (Foreign)                                                       11,657,100          1,022,905
   Thai Stanley Electric (Thailand)
     Public Co., Ltd. (Foreign)                                          89,000            574,760
   Thai Union Frozen Products
     Public Co., Ltd. (Foreign)                                       3,178,520          1,942,995
   TISCO Finance Public Co., Ltd.
     (Foreign)                                                        1,231,100            842,076
   Vanachai Group Co-Foreign                                            950,200            252,950
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $48,898,097)                                                                   55,788,196
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Telecomasia Corp. Public Co., Ltd.
     (Foreign) Warrants 03/31/08
     (Cost $0)                                                        1,444,563                  0
                                                                                   ---------------
TOTAL -- THAILAND
   (Cost $48,898,097)                                                                   55,788,196
                                                                                   ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
   AMFB Holdings Berhad                                                 317,000            508,893
   AMMB Holdings Berhad                                               1,131,731          1,029,696
 * Aokam Perdana Berhad                                                     333                  5
   Berjaya Sports Toto Berhad                                           622,000            674,707
   British American Tobacco Berhad                                      175,000          2,210,132
   Commerce Asset Holding Berhad                                      1,759,000          2,258,743
 * Digi.Com Berhad                                                      449,862            554,142
   Diversified Resources Berhad                                         581,000            278,214
   Gamuda Berhad                                                        510,000            730,954
   Genting Berhad                                                       477,000          1,944,494
   Golden Hope Plantations Berhad                                       711,000            639,501
   Hong Leong Bank Berhad                                               874,250          1,061,871
   Hong Leong Credit Berhad                                             795,429            849,788
   Hong Leong Properties Berhad                                         175,328             24,713
   IOI Corp. Berhad                                                     665,000          1,415,772
   IOI Oleochemical Industries Berhad                                    22,041             56,280
   IOI Properties Berhad                                                103,000            194,061
   Kuala Lumpur Kepong Berhad                                           462,500            772,044
   Magnum Corp. Berhad                                                1,007,500            678,929
   Malakoff Berhad                                                      566,000            825,460
   Malayan Banking Berhad                                             2,028,500          5,498,743

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Malayan Cement Berhad                                              1,739,000    $       359,544
   Malaysia Mining Corp. Berhad                                         675,000            356,340
 * Malaysian Airlines System Berhad                                     889,000          1,096,117
   Malaysian International Shipping
     Corp. (Foreign)                                                    667,666          2,092,228
   Malaysian Pacific Industries                                         136,000            566,217
   Maxis Communications Berhad                                          151,000            333,847
 * MBF Holdings Berhad                                                    7,050                241
   Nestle (Malaysia) Berhad                                             146,000            844,876
   Oriental Holdings Berhad                                             168,000            172,315
   Oyl Industries Berhad                                                 89,000            849,452
   Perusahaan Otomobil Nasional
     Berhad                                                             389,000            803,592
   Petronas Dagangan Berhad                                             322,000            576,326
   Petronas Gas Berhad                                                1,344,000          2,422,746
 * Plus Expressways Berhad                                              440,000            251,373
   PPB Group Berhad                                                     348,000            595,426
   Public Bank Berhad                                                 1,550,201          2,529,275
   Resorts World Berhad                                                 743,000          1,731,416
   RHB Capital Berhad                                                 1,185,000            602,164
 * Silverstone Corp. Berhad                                              11,587                746
   Sime Darby Berhad (Malaysia)                                       1,479,800          2,046,924
   Southern Bank Berhad                                                  48,440             33,791
   Southern Bank Berhad (Foreign)                                       734,437            512,122
   Telekom Malaysia Berhad                                            1,873,000          4,830,628
   Tenaga Nasional Berhad                                             1,759,000          4,398,924
 * Time Dotcom Berhad                                                 1,518,000            391,529
   UMW Holdings Berhad                                                  268,333            353,042
   YTL Corp. Berhad                                                     981,362          1,135,780
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $49,078,638)                                                                   52,094,123
                                                                                   ---------------
UNITED STATES -- (5.0%)
COMMON STOCKS -- (5.0%)
   Banco Bilboa Vizcaya Argentaria
     Chile SA ADR                                                        64,200          1,547,220
   Banco de Chile Series F ADR                                           47,643          1,403,086
   Banco Santander Chile Sponsored
     ADR                                                                295,998          7,849,867
 * Chilesat Corp. S.A. ADR                                                  788              1,812
   Cia Telecom de Chile ADR                                             421,400          5,018,874
   Compania Cervecerias Uni ADR                                         115,400          2,313,770
   Cristalerias de Chile SA ADR                                          35,600            779,996
   Distribucion y Servicio D&S SA ADR                                   176,800          2,584,816
   Embotelladora Andina SA Andina
     ADR                                                                109,600          1,233,000
   Embotelladora Andina SA Andina
     Series B ADR                                                        89,100          1,006,830
   Empresa Nacional de Elec ADR                                         514,018          6,512,608
   Enersis SA ADR                                                       285,903          1,769,740
   Grupo Financiero Galicia S.A. ADR                                    211,011          1,187,992
   Lan Chile SA ADR                                                     125,900          2,159,185
 * Madeco SA                                                              4,450             27,234
   Masisa SA ADR                                                         25,100            310,738
   Sociedad Quimica y Minera de
     Chile SA ADR                                                        61,300          2,182,893
   Sociedad Quimica y Minera de
     Chile SA ADR Class A                                                   902             34,006
   Vina Concha y Toro SA Conchatoro
     ADR                                                                 27,100    $     1,222,210
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $39,950,627)                                                                   39,145,877
                                                                                   ---------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
   Budapesti Elektromos Muvek RT                                            185             12,963
   Delmagyarorszagi Aramszolgaltato
     Demasz RT                                                            2,275            127,035
   Egis RT                                                               37,757          1,467,774
   Gedeon Richter, Ltd.                                                  46,937          4,627,712
   Magyar Olay-Es Gazipari RT                                           168,429          6,459,737
   Matav RT                                                           1,050,555          4,094,090
 * Orszagos Takerekpenztar es
     Keresdelmi Bank RT                                                 386,220          8,065,863
 * Tiszai Vegyi Kombinat RT                                             117,534          2,153,562
                                                                                   ---------------
TOTAL -- HUNGARY
   (Cost $15,788,433)                                                                   27,008,736
                                                                                   ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Agora SA                                                              98,779          1,176,349
   Bank Polska Kasa Opieki - Grupa
     Pekao SA                                                           156,792          5,095,264
   Bank Przemyslowo Handlowy Pbk                                         31,526          3,497,934
   Bank Zackodni Wbk SA                                                  93,312          2,112,519
 * Big Bank Gdanski SA                                                2,029,541          1,635,576
   Browary Zywiec SA                                                     15,860          1,731,197
 * Budimex SA                                                            36,763            454,010
 * Cersanit-Krasnystaw SA                                                19,143            489,646
   Debica SA                                                             19,800            681,375
   Frantschach Swiecie SA                                               103,599          1,693,832
 * Kredyt Bank SA                                                       418,562          1,003,684
 * Netia Holdings SA                                                    495,665            555,557
 * Optimus Technologie                                                    6,873             19,199
   Orbis SA                                                              77,409            479,683
   Polski Koncern Naftowy Orlen S.A.                                    267,237          2,000,335
 * Prokom Software SA                                                    21,336          1,043,317
   Telekomunikacja Polska SA                                            712,274          2,757,406
   Zaklady Metali Lekkich Kety SA                                        15,120            486,133
                                                                                   ---------------
TOTAL -- POLAND
   (Cost $20,586,160)                                                                   26,913,016
                                                                                   ---------------
PHILIPPINES -- (3.3%)
COMMON STOCKS -- (3.3%)
   Aboitiz Equity Ventures, Inc.                                      7,803,400            405,952
   Ayala Corp.                                                       42,503,520          4,029,199
   Ayala Land, Inc.                                                  27,511,576          2,712,243
   Bank of the Philippine Island                                      4,641,373          3,492,601
 * Equitable PCI Bank, Inc.                                           2,217,300          1,723,317
 * Filipina Water Bottling Corp.                                      2,006,957                  0
   Metro Bank and Trust Co.                                           4,584,435          2,049,982
   Petron Corp.                                                      28,593,000          1,559,337
 * Philippine Long Distance Telephone
     Co.                                                                347,030          6,659,057
   SM Prime Holdings, Inc.                                           29,223,000          3,087,076
   Union Bank of the Philippines                                      1,572,300            646,999
                                                                                   ---------------
TOTAL -- PHILIPPINES
   (Cost $42,708,447)                                                                   26,365,763
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
ARGENTINA -- (1.8%)
COMMON STOCKS -- (1.8%)
 * Acindar Industria Argentina de
     Aceros SA Series B                                                 899,000    $       866,690
 * Alpargatas SA Industrial y Comercial                                   1,078                537
   Alto Palermo SA Series A                                               5,000              5,302
 * Banco del Sud Sociedad Anonima
     Series B                                                            29,000             25,628
 * Banco Frances del Rio de la Plata SA                                 467,809            841,859
 * Capex SA Series A                                                     52,893             53,967
 * Celulosa Argentina SA Series B                                        18,750             13,557
 * Central Costanera SA Series B                                        114,100            145,932
 * Central Puerto SA Series B                                            16,000              8,227
 * Garovaglio y Zorraquin SA                                             28,000              3,869
 * Gas Natural SA, Buenos Aires                                         345,000            164,083
 * IRSA Inversiones y
     Representaciones SA                                                657,649            460,716
 * Juan Minetti SA                                                      353,151            360,886
 * Ledesma S.A.A.I.                                                     242,632            140,347
 * Metrogas SA Series B                                                 543,115            209,438
 * Molinos Rio de la Plata SA Series B                                  694,833            870,819
 * Perez Companc SA                                                   2,274,901          2,149,278
 * Renault Argentina SA                                                 399,465             62,901
   Siderar SAIC Series A                                                721,484          3,153,177
   Solvay Indupa S.A.I.C.                                               555,366            460,449
 * Telecom Argentina Stet-France SA
     Series B                                                           977,000          1,601,207
   Tenaris SA                                                           653,898          2,038,283
 * Transportadora de Gas del Sur SA
     Series B                                                         1,028,000            776,325
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $24,508,605)                                                                   14,413,477
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $155,706)                                                                       155,455
                                                                                   ---------------
TOTAL -- ARGENTINA
   (Cost $24,664,311)                                                                   14,568,932
                                                                                   ---------------
CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S.                                                              35,236    $       250,425
 * Ceske Radiokomunikace A.S.                                             1,575             27,607
 * Ceske Telecom A.S.                                                    27,377            344,528
 * Komercni Banka A.S.                                                    2,584            283,551
 * Phillip Morris CR A.S.                                                   113             67,760
                                                                                   ---------------
TOTAL -- CZECH REPUBLIC
   (Cost $1,017,504)                                                                       973,871
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $9,965,000 FNMA
    Discount Notes 0.96%, 06/16/04,
    valued at $9,960,018
    (Cost $9,812,000)                                           $         9,812          9,812,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $651,112,291)++                                                          $   792,643,725
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $651,539,175.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
SOUTH AFRICA -- (11.1%)
COMMON STOCKS -- (11.1%)
 * AD Corp Holdings, Ltd.                                                43,285    $        85,943
   Advtech, Ltd.                                                        120,000             14,161
   Aeci, Ltd.                                                            79,460            387,165
 * Afgri, Ltd.                                                          280,296            257,596
   African Life Assurance Co., Ltd.                                     102,921            232,367
 * African Rainbow Minerals, Ltd.                                        93,461            502,093
 * Afrikander Lease, Ltd.                                               116,023             41,672
   Afrox Healthcare                                                      45,403             95,055
 * AG Industries, Ltd.                                                  107,512             32,912
 * Alexander Forbes, Ltd.                                               259,170            369,567
 * Allied Electronics Corp., Ltd.                                        84,012            154,363
   Allied Technologies, Ltd.                                             82,724            411,649
 * Amalgamated Appliance Holdings,
     Ltd.                                                               142,094             60,987
 * Aspen Pharmacare Holdings PLC                                        297,721            584,115
   Astral Foods, Ltd.                                                    33,426            161,332
 * Aveng, Ltd.                                                          241,648            291,660
 * Bearing Man, Ltd.                                                     69,024             68,629
 * Bell Equipment, Ltd.                                                  57,476             74,079
 * Brandcorp Holdings, Ltd.                                              43,383             29,934
 * Business Connexion Group, Ltd.                                       229,687            128,681
   Bytes Technology Group, Ltd.                                         113,445            100,955
 * Capital Alliance Holdings, Ltd.                                      148,529            243,159
 * Capitec Bank Holdings, Ltd.                                           37,860             33,816
   Cashbuild, Ltd.                                                       13,473             45,035
 * Caxton & CTP Publishers & Printers,
     Ltd.                                                               356,504            448,187
   Ceramic Industries, Ltd.                                              13,297            132,326
   City Lodge Hotels, Ltd.                                               28,074            113,214
 * Connection Group Holdings, Ltd.                                       26,487             21,910
 * Corpcapital, Ltd.                                                    241,136             19,541
   Cullinan Holdings, Ltd.                                               10,000                598
 * Datacentrix Holdings, Ltd.                                           162,198             53,018
 * Datatec, Ltd.                                                         92,603            134,530
   Delta Electrical Industries, Ltd.                                     38,338            199,257
   Distell Group, Ltd.                                                  160,135            361,626
 * Distribution & Warehousing Network,
     Ltd.                                                                98,577             28,751
   Dorbyl, Ltd.                                                          18,237             50,313
 * Durban Roodeport Deep, Ltd.                                          196,023            554,626
 * Ellerine Holdings, Ltd.                                               62,039            303,991
 * Energy Africa, Ltd.                                                   85,189            424,568
 * Enviroserv Holdings, Ltd.                                             64,500             35,591
 * Famous Brands, Ltd.                                                    9,678              5,798
   Foschini, Ltd.                                                       168,564            515,510
 * Frontrange, Ltd.                                                      62,223             33,288
   Gold Reef Casino Resorts, Ltd.                                       169,887            192,225
   Grindrod, Ltd.                                                        21,833             63,740
   Group Five, Ltd.                                                      40,465             59,281
   Highveld Steel & Vanadilum Corp.,
     Ltd.                                                                80,938            229,707
   Hudaco Industries, Ltd.                                               23,083             78,698
   Iliad Africa, Ltd.                                                   112,877             92,542
   Illovo Sugar, Ltd.                                                   203,494            236,769
 * Ist Group PLC                                                         83,223    $        20,350
 * JCI, Ltd.                                                          1,622,051            136,552
 * Johnic Communications, Ltd.                                           86,930            326,242
   Kersaf Investments, Ltd.                                              58,532            341,097
   M Cubed Holdings, Ltd.                                               385,000             18,300
 * Medi-Clinic Corp., Ltd.                                              277,002            541,017
   Metair Investment, Ltd.                                                4,447            103,806
 * Metorex, Ltd.                                                        101,510             36,879
 * Metro Cash & Carry, Ltd.                                           1,278,869            479,657
   Metropolitan Holdings, Ltd.                                          451,465            535,628
   Murray & Roberts Holdings, Ltd.                                      215,729            460,722
   Mustek, Ltd.                                                          20,612             23,687
 * Net 1 Applied Technology Holdings,
     Ltd.                                                                47,395             59,496
 * New Clicks Holdings, Ltd.                                            290,335            329,578
   Northam Platinum, Ltd.                                               183,217            255,498
 * Nu-World Holdings                                                     11,932             42,263
   Oceana Group                                                          86,619            203,206
 * Omnia Holdings, Ltd.                                                  35,992            163,079
 * Palabora Mining Co., Ltd.                                             20,554            185,566
 * Peregrine Holdings, Ltd.                                             134,813             46,380
 * Primedia Limited 'n'                                                 161,922            208,197
   PSG Group, Ltd.                                                       63,250             25,695
   Rainbow Chicken, Ltd.                                                209,727            165,323
 * Randgold and Expl CO                                                  42,939            141,325
   Rebserve Holdings, Ltd.                                              151,070            179,139
   Redefine Income Fund, Ltd.                                            34,692             13,475
 * Relyant Retail, Ltd.                                                 724,775            161,902
   Reunert                                                              126,412            485,582
 * SA Chrome and Alloys                                                 798,852             94,473
 * Sage Group, Ltd.                                                     201,897             52,436
   Santam, Ltd.                                                          47,060            333,043
   Shoprite Holdings Ltd                                                378,315            534,238
 * Specialty Stores Ltd.                                                173,245            209,974
 * Spur Corp., Ltd.                                                      53,697             39,211
   Sun International (Sth Afr)                                          235,076            120,626
 * Super Group, Ltd.                                                    280,556            449,184
 * Tiger Wheels, Ltd.                                                    47,140            145,045
   Tongaat-Hulett Group, Ltd.                                            93,729            644,025
 * Tourism Investment                                                   647,510            141,642
 * Trans Hex Group, Ltd.                                                 69,964            241,334
 * Trencor, Ltd.                                                        142,114            265,481
   Truworths International, Ltd.                                        312,815            452,238
   UCS Group, Ltd.                                                      144,872             26,750
 * Unitrans Ltd                                                          65,023            259,134
 * Value Group, Ltd.                                                     49,189             10,947
 * Western Areas Ltd                                                     90,489            430,149
   Wilson Bayly Holme                                                    40,403            108,329
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,146,850)                                                                   19,044,430
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
     (Cost $1,381)                                                                           1,482
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
   (Cost $19,148,231)                                                                   19,045,912
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
SOUTH KOREA -- (11.0%)
COMMON STOCKS -- (11.0%)
 * Anam Semiconductor, Inc.                                              69,073    $       198,053
   Asia Cement Manufacturing Co., Ltd.                                    1,243             27,368
   Bing Grae Co., Ltd.                                                    3,480             68,235
   Bu Kwang Pharmaceutical Co., Ltd.                                      6,237             39,865
   Byuck San Engineering and
     Construction Co., Ltd.                                               8,750             19,892
   Cheil Communications, Inc.                                             2,497            328,387
   Cheil Industrial, Inc.                                                18,690            229,160
   Choong Wae Pharmaceutical                                              1,877             18,024
   Chungho Comnet Co., Ltd.                                                 720              2,312
 * Comtec Systems Co., Ltd.                                               2,000              1,081
 * Dae Ho Corp.                                                             543                 61
   Dae Sang Corp.                                                         8,020             18,904
   Dae Won Kang Up Co., Ltd.                                              1,740             14,950
   Daeduck Electronics Co., Ltd.                                         22,437            175,337
   Daeduck Industries Co., Ltd.                                           7,526             64,535
   Daegu Bank Co., Ltd.                                                  63,640            376,818
   Daehan City Gas Co., Ltd.                                              2,621             30,761
   Daehan Flour Mills Co., Ltd.                                             470             16,485
   Daelim Industrial Co., Ltd.                                            9,480            315,194
   Daesung Industrial Co., Ltd.                                           1,690             25,199
 * Daewoo Heavy Industries &
     Machinery, Ltd.                                                     40,300            271,072
 * Daewoo International Corp.                                            54,700            323,761
   Daewoo Motor Sales Corp.                                              10,240             59,852
 * Daewoo Precision Industries Co., Ltd.                                  2,800             38,254
 * Daewoo Securities Co., Ltd.                                          119,000            383,739
   Daewoong Co., Ltd.                                                     4,686             21,599
 * Daewoong Pharmaceutical Co., Ltd.                                      3,630             58,519
   Daishin Securities Co., Ltd.                                          24,720            289,253
 * Daou Technology, Inc.                                                  7,000              8,398
   DC Chemical Co., Ltd.                                                  7,316             91,600
   Dong Ah Tire Industrial Co., Ltd.                                      7,300             22,045
   Dong Bu Insurance Co., Ltd.                                           30,810            123,975
 * Dong Yang Mec                                                          7,020             19,644
   Dong-A Pharmaceutical Co., Ltd.                                        3,229             43,181
   Dongbu Corp.                                                           6,310             29,758
   Dongbu Steel Co., Ltd.                                                 7,290             38,007
   Dongkuk Steel Mill Co., Ltd.                                          35,037            239,438
   Dongwon F&B Co., Ltd.                                                    900             27,099
   Dongwon Financial Holding Co., Ltd.                                   19,848             99,932
 * Doosan Corp.                                                           7,390             66,381
   Doosan Heavy Industries &
     Construction Co., Ltd.                                              54,500            332,257
 * Doosan Industrial Development Co.,
     Ltd.                                                                12,850             20,440
 * Eastel Systems Corp.                                                   4,307              4,238
 * Fursys, Inc.                                                           2,880             21,369
   Global Enterprise Co., Ltd.                                            5,900             14,071
 * Good Morning Securities Co., Ltd.                                     94,500            254,526
   Green Cross Corp.                                                      1,825             38,945
   Hae In Co., Ltd.                                                       5,964              6,662
   Halla Climate Control Corp.                                           20,000            152,037
   Han Kuk Carbon Co., Ltd.                                               7,903              8,133
   Han Wha Corp.                                                         33,650            240,324
   Hana Securities Co., Ltd.                                              5,930             26,686
   Handok Pharmaceuticals Co., Ltd.                                       3,860             30,967
   Handsome Corp.                                                        13,420            105,235
   Hanil Cement Manufacturing Co., Ltd.                                   3,308            138,570
   Hanjin Heavy Industry Co., Ltd.                                       26,190    $       101,892
   Hanjin Shipping Co., Ltd.                                             17,204            225,428
   Hanjin Transportation Co., Ltd.                                        3,471             27,410
 * Hankook Synthetics, Inc.                                               1,000              4,624
   Hankook Tire Manufacturing Co., Ltd.                                  26,040            205,766
   Hankuk Electric Glass Co., Ltd.                                        4,480            187,905
   Hankuk Glass Industries, Inc.                                          5,120            152,283
   Hankuk Paper Manufacturing Co., Ltd.                                   1,450             22,415
   Hanmi Pharmaceutical Industrial Co,
     Ltd.                                                                 2,620             75,689
 * Hansol Electronics Inc.                                                  797              7,314
   Hansol Paper Co., Ltd.                                                17,360            117,073
 * Hanssem Co., Ltd.                                                      6,820             48,604
 * Hansung Enterprise Co., Ltd.                                             620              1,561
   Hanwha Chemical Corp.                                                 56,030            321,279
   Hanwha Securities Co., Ltd.                                           13,070             24,592
   Hotel Shilla, Ltd.                                                    15,138             64,731
   Huchems Fine Chemical Corp.                                            5,616             17,747
 * Hung Chang Co., Ltd.                                                      27                 44
   Hyosung T & C Co., Ltd.                                               12,038             89,530
 * Hyundai Auton Co., Ltd.                                               81,580            189,825
   Hyundai Cement Co., Ltd.                                               2,570             58,254
 * Hyundai Corp.                                                          1,505              2,978
   Hyundai Department Store Co., Ltd.                                    13,140            309,440
   Hyundai Development Co.                                               39,110            415,317
 * Hyundai Elevator Co., Ltd.                                             2,354             76,509
   Hyundai Fire & Marine Insurance Co.,
     Ltd.                                                                 4,020            126,135
   Hyundai Hysco                                                         36,380            138,846
 * Hyundai Merchant Marine Co., Ltd.                                     65,410            442,144
 * Hyundai Mipo Dockyard Co., Ltd.                                        8,568            129,199
 * Hyundai Securities Co., Ltd.                                          71,159            290,224
 * Il Jin Diamond Co., Ltd.                                               2,000             21,425
 * IlJin Electric, Ltd.                                                   9,150             18,872
   IlShin Spinning Co., Ltd.                                                380             12,200
 * Inchon Oil Refinery Co., Ltd.                                            373                 18
   INI Steel Co., Ltd.                                                   33,750            251,365
   ISU Chemical Co., Ltd.                                                 1,530              8,276
 * Isupetasys Co., Ltd.                                                   7,160             15,919
   Jahwa Electronics Co., Ltd.                                            6,230             60,711
   Jeonbuk Bank, Ltd.                                                     8,590             31,308
   K.C. Tech Co., Ltd.                                                    6,000             18,469
 * KDB Capital Corp.                                                     21,440             61,614
   KEC Corp.                                                              3,035             63,139
   Kolon Industries, Inc.                                                 5,090             27,081
 * Kolon International                                                      321                944
   Kolon International Corp.                                              2,264             10,937
   Korea Circuit Co.                                                      7,800             24,113
 * Korea Data Systems Co., Ltd.                                          35,000              6,161
 * Korea Development Co., Ltd.                                            3,480             25,682
   Korea Electric Terminal Co., Ltd.                                      3,530             58,009
 * Korea Exchange Bank                                                    9,888             49,762
 * Korea Express Co., Ltd.                                                3,200             62,414
   Korea Fine Chemical Co., Ltd.                                          1,388             14,515
   Korea Iron & Steel Co., Ltd.                                           3,120             40,307
   Korea Iron & Steel Works Co., Ltd.                                     3,328             29,822
   Korea Komho Petrochemical                                              9,100             57,069
   Korea Line Corp.                                                       3,940             85,976
   Korea Polyol Co., Ltd.                                                 1,450             39,718
   Korea Zinc Co., Ltd.                                                   8,810            143,130
   Korean Reinsurance Co., Ltd.                                           4,547            168,850

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * KP Chemical Corp.                                                     34,521    $        83,929
 * KTB Network, Ltd.                                                     17,000             33,643
   Kukdong City Gas Co., Ltd.                                             1,740             20,301
   Kumho Electronics Co., Ltd.                                            1,987             89,335
   Kumho Industrial Co., Ltd.                                            16,300            112,610
   Kyeryong Construction Industrial Co.,
     Ltd.                                                                 2,060             20,827
   Kyobo Securities Co., Ltd.                                            10,440             20,860
   LG Ad Inc., Ltd.                                                       4,120             64,949
   LG Cable, Ltd.                                                        15,520            243,856
   LG Caltex Gas Co., Ltd.                                                1,980             32,915
   LG Engineering & Construction Corp.                                   20,910            326,241
   LG Household & Healthcare Co., Ltd.                                    6,610            169,912
 * LG Industrial Systems, Ltd.                                           16,950            233,691
   LG Insurance Co., Ltd.                                                27,140            135,136
   LG International Corp.                                                33,488            230,994
 * LG Life Sciences, Ltd.                                                 6,855            163,353
   LG Petrochemical Co., Ltd.                                            13,800            274,946
   Lotte Chilsung Beverage Co., Ltd.                                        760            443,020
   Lotte Confectionary Co., Ltd.                                            910            402,994
   Lotte Sam Kang Co., Ltd.                                                 230             18,298
   Meritz Securities Co., Ltd.                                            2,940              5,382
 * Midopa Co., Ltd.                                                      27,910            106,325
   Namhae Chemical Corp.                                                 13,104             17,946
   Namyang Dairy Products Co., Ltd.                                         340             93,051
   Nong Shim Co., Ltd.                                                    2,463            462,427
   Nong Shim Holdings Co., Ltd.                                             780             28,692
   Oriental Fire & Marine Insurance Co.,
     Ltd.                                                                 2,750             36,976
   ORION Corp.                                                            2,700            161,536
   Ottogi Corporation                                                       990             21,556
 * Pacific Industries, Inc.                                               2,100             20,652
 * Pantech Co., Ltd.                                                      8,690             51,347
   Poong San Corp.                                                       12,640            104,184
   Pulmuone Co., Ltd.                                                     2,030             83,324
   Pusan Bank                                                            42,780            261,393
   Pusan City Gas Co., Ltd.                                               3,000             30,237
   Pyung Hwa Industrial Co., Ltd.                                         6,170             16,284
   S1 Corp.                                                              15,730            340,079
 * Saehan Industries, Inc.                                                7,440             11,943
   Samchully Co., Ltd.                                                    1,370             64,243
 * Samlip Industrial Co., Ltd.                                            4,560             16,060
 * Samsung Engineering Co., Ltd.                                         15,780             75,516
   Samsung Fine Chemicals                                                11,080            144,850
 * Samsung Techwin Co., Ltd.                                             44,140            370,433
   Samyang Corp.                                                          1,870             30,476
   Samyang Genex Co., Ltd.                                                  220              4,998
 * Samyoung Corp.                                                         2,170             17,874
   Samyoung Electronics Co., Ltd.                                         5,800             33,813
   Sejong Securities Co., Ltd.                                            4,840              7,074
   Seondo Electric Co., Ltd.                                              4,400              4,791
   Seoul City Gas Co., Ltd.                                               2,750             41,670
 * Seoul Securities Co., Ltd.                                            19,500             45,873
   Shin Young Securities Co., Ltd.                                        2,620             26,157
 * Shindongbang Corp.                                                     2,590             24,759
   Shinmoorim Paper Manufacturing Co.,
     Ltd.                                                                 2,858             11,841
 * Shinsung Engineering Co., Ltd.                                        11,880             44,389
   Sindo Ricoh                                                            4,630            225,879
 * SK Chemicals Co., Ltd.                                                 5,140             33,447
   SK Gas Co., Ltd.                                                       2,500             39,206
 * SKC Co., Ltd.                                                         14,290    $       103,391
 * Ssang Bang Wool Co., Ltd.                                              6,950             20,848
 * Ssangyong Cement Industry Co., Ltd.                                  148,450            197,288
 * Ssangyong Motor Co.                                                   53,830            339,258
   STX Corp.                                                              5,508             18,493
 * STX Engine                                                             4,692             13,251
   Suheung Capsule Co., Ltd.                                              1,900              9,136
   Sung Shin Cement Co., Ltd.                                             7,920            117,799
 * Sunkyong Securities Co., Ltd.                                        120,920             60,072
   Tae Kwang Industrial Co., Ltd.                                           200             26,023
   Tae Young Corp.                                                        3,274             99,266
   Taegu Department Store Co., Ltd.                                       3,130             17,660
   Tai Han Electric Wire Co., Ltd.                                       13,991             65,763
 * Tong Yang Investment Bank                                             28,710             40,883
 * Tongil Heavy Industries Co., Ltd.                                     46,780             20,895
 * Trigem Computer, Inc.                                                 21,159             73,382
   Union Steel Manufacturing Co., Ltd.                                    2,220             95,565
   Woongjin Coway Co., Ltd.                                               6,930             30,330
   Woongjin.Com Co., Ltd.                                                 6,810             16,162
   Woori Securities Co., Ltd.                                             9,550             31,554
   Youlchon Chemical Co., Ltd.                                            8,890             55,345
 * Young Poong Mining & Construction
     Corp.                                                                1,580                 75
   Youngone Corp.                                                        18,210             39,720
   Yuhan Corp.                                                            3,702            212,792
                                                                                   ---------------
TOTAL -- SOUTH KOREA
   (Cost $18,013,632)                                                                   18,846,596
                                                                                   ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
   Ability Enterprise Co., Ltd.                                          64,192             53,741
 * Abit Computer Co., Ltd.                                              118,300             51,111
   Accton Technology Corp.                                              178,000            114,621
   Advantech Co., Ltd.                                                  119,000            242,744
 * Altek Corp.                                                           14,000             13,926
 * Ambassador Hotel                                                      60,000             35,421
   Amtran Technology Co., Ltd.                                          110,802             95,108
 * Arima Computer Corp.                                                 386,000            133,282
   Asia Polymer Corp.                                                    41,000             22,006
   Askey Computer Co., Ltd.                                              79,550             51,219
   Audix Co., Ltd.                                                       17,513             21,970
   Aurora Corp.                                                          52,250             30,820
 * Avermedia Technologies, Inc.                                          28,000             27,248
   Avision, Inc.                                                         25,030             18,704
   Bank of Kaohsiung Co., Ltd.                                          129,060             96,305
   Basso Industry Corp., Ltd.                                            26,000             53,420
 * Behavior Tech Computer Corp.                                         117,000             43,203
 * Bes Engineering Corp.                                                446,640             90,307
 * Carnival Industrial Corp.                                             95,000             17,657
   Catcher Co., Ltd.                                                     58,910            228,015
 * Cathay Real Estate Development Co.,
     Ltd.                                                               439,753            252,290
 * Central Insurance Co., Ltd.                                           60,000             31,007
   Central Reinsurance Co., Ltd.                                         61,000             25,219
   Cheng Loong Corp.                                                    311,000            120,281
   Cheng Uei Precision Industry Co.,
     Ltd.                                                                81,200            154,507
 * Chia Hsin Cement Corp.                                               196,000             92,741
 * Chia Hsin Food & Synthetic Fiber Co.,
     Ltd.                                                               269,000             28,156
   Chicony Electronics Co., Ltd.                                        123,866            231,570

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Chien Shing Stainless Steel Co., Ltd.                                  56,000    $        24,120
* China General Plastics Corp.                                           76,000             31,682
* China Life Insurance Co., Ltd.                                        219,400            127,872
* China Man-Made Fiber Co., Ltd.                                        390,280            222,443
  China Metal Products Co., Ltd.                                         22,000             25,618
* China Petrochemical Development
    Corp.                                                               529,000             95,946
* China Rebar Co., Ltd.                                                 200,000             23,739
  China Steel Chemical Corp.                                             46,620             64,712
* China Synthetic Rubber Corp.                                           59,987             18,734
* China United Trust & Investment
    Corp.                                                               220,000             37,382
  Chin-Poon Industrial Co., Ltd.                                         34,244             23,734
* Chou Chin Industrial Co., Ltd.                                         42,180                  0
  Chroma Ate, Inc.                                                       56,252             62,806
* Chun Yu Works & Co., Ltd.                                              69,000             27,107
  Chun Yuan Steel Industrial Co., Ltd.                                  100,000             57,377
  Chung Hsin Electric & Machinery Co.,
    Ltd.                                                                120,000             49,436
  Chung Hwa Pulp Corp.                                                  135,804             73,842
* Clevo Co.                                                              80,340             37,357
  Compal Commun                                                          76,250            179,614
* Compeq Manufacturing Co., Ltd.                                        273,000            110,620
  Continental Engineering Corp.                                         244,098            124,568
  CTCI Corp.                                                            164,000             86,824
  Der Pao Construction Co., Ltd.                                         78,000             27,595
  D-Link Corp.                                                          202,000            260,911
* Edom Technology Co., Ltd.                                              12,000             15,299
  Elan Microelectronincs Corp.                                           80,210             63,979
* Elite Semiconductor Memory
    Technology, Inc.                                                     36,000            136,628
  Elitegroup Computer Systems Co.,
    Ltd.                                                                185,000            118,950
* Enlight Corp.                                                          53,000             20,035
* Entie Commercial Bank                                                 580,246            164,381
  Epistar Corp.                                                          34,619             87,078
* ET Internet Technology Corp.                                          195,114             99,590
  Eternal Chemical Co., Ltd.                                            164,700             88,108
  Everest Textile Co., Ltd.                                             112,000             30,220
  Evergreen International Storage &
    Transport Corp.                                                     391,000            160,633
  Everlight Chemical Industrial Corp.                                    65,000             22,668
  Everlight Electronics Co., Ltd.                                        83,640            133,039
  Everspring Industry Co., Ltd.                                          51,000             17,369
* Far East Department Stores, Ltd.                                      312,000            129,754
  Far Eastern International Bank                                        381,000            193,210
* Federal Corp.                                                          73,552             52,876
  Feng Hsin Iron & Steel Co., Ltd.                                      192,180            162,147
  Feng Tay Enterprise Co., Ltd.                                         117,100            122,797
  First Copper Technology Co., Ltd.                                      62,000             20,778
* First International Computer, Inc.                                    375,000             71,648
* Formosa International Hotels Corp.                                     49,500             60,629
  Formosa Taffeta Co., Ltd.                                             600,000            254,000
* Formosan Rubber Group, Inc.                                            68,000             29,350
  Giant Manufacture Co., Ltd.                                            81,170             97,290
* Giga Storage Corp.                                                     42,000             23,966
  Globe Union Industrial Corp.                                           32,634             43,345
* Gold Circuit Electronics, Ltd.                                         77,446             31,255
* Goldsun Development & Construction
    Co., Ltd.                                                           295,000             74,005
* Grand Pacific Petrochemical Corp.                                     115,000             46,835
  Great China Metal Industry Co., Ltd.                                   63,000    $        36,818
  Great Taipei Gas Co., Ltd.                                             97,000             37,544
  Great Wall Enterprise Co., Ltd.                                        63,000             16,363
  Greatek Co., Ltd.                                                      82,030             90,110
  Hey Song Corp.                                                         96,000             30,807
  Ho Tung Holding Corp.                                                 145,901             53,392
* Hocheng Corp.                                                          71,000             21,904
  Hotai Motor Co., Ltd.                                                 179,000            244,889
* Hsin Kuang Steel Co., Ltd.                                             23,000             40,287
* Hsinchu International Bank                                            527,000            297,015
  Hsing Ta Cement Co., Ltd.                                             100,000             30,003
  Hua Eng Wire & Cable Co., Ltd.                                        113,565             31,494
* Hung Poo Construction Corp.                                            76,000             53,591
* Hung Sheng Construction Co., Ltd.                                     161,000             87,975
* Ichia Technologies, Inc.                                               61,200            152,512
* Infodissc Technology Co., Ltd.                                        115,000             32,626
* Infortrend Technology, Inc.                                            34,000            118,389
  K Laser Technology, Inc.                                               20,343             14,722
* Kao Hsing Chang Iron & Steel Corp.                                    101,000             30,250
  Kaulin Manufacturing Co., Ltd.                                         16,000             21,267
  Kendra Rubber Industrial Co., Ltd.                                    100,793             72,532
* King Yuan Electronics Co., Ltd.                                       116,000            114,939
* Kingdom Construction Co., Ltd.                                        107,000             39,231
* King's Town Construction Co., Ltd.                                     36,000             66,478
  Kinpo Electronics, Inc.                                               457,000            239,738
  Knowledge-Yield-Excellence Systems
    Corp.                                                                23,995             24,906
* Lead Data Co., Ltd.                                                    82,000             29,279
* Lealea Enterprise Co., Ltd.                                           110,000             20,283
  Lee Chang Yung Chemical Industry
    Corp.                                                                70,019             26,573
* Lelon Co., Ltd.                                                        27,378             13,199
* Leofoo Development Co., Ltd.                                           35,000             13,893
  Li Shin International Enterprise Corp.                                 25,280             13,499
  Lien Hwa Industrial Corp.                                             119,000             37,155
* Ling Sheng PrecisionIndustrial Corp.                                   45,000             25,682
* Long Bon Development Co., Ltd.                                         98,000             34,897
  Long Chen Paper Co., Ltd.                                              89,000             31,973
  Lucky Cement Corp.                                                     97,000             30,281
  Meiloon Co., Ltd.                                                      43,060             55,800
  Mercuries & Associates, Ltd.                                          110,250             40,642
* Mercuries Data Co., Ltd.                                               50,000             23,520
  Merry Electronics Co., Ltd.                                            24,480             65,345
* Microelectronics Technology, Inc.                                      77,000             39,105
  Mitac International Corp.                                             383,000            178,058
* Mustek Systems, Inc.                                                   36,000             18,046
* Nankang Rubber Tire Co., Ltd.                                          75,000             78,984
  National Petroleum Co., Ltd.                                           33,325             22,978
  Nien Hsing Textile Co., Ltd.                                          229,000            223,959
* Nien Made Enterprise Co., Ltd.                                         81,752            142,220
* Opto Tech Corp.                                                        61,000             18,833
* Orient Semiconductor Electronics,
    Ltd.                                                                455,917             54,141
  Oriental Union Chemical Corp.                                         179,720            196,881
* Pacific Electric Wire & Cable Corp.                                   726,000             11,328
* Pan Jit International, Inc.                                            33,000             30,792
* Pan Overseas Electronics Co., Ltd.                                     67,000             30,004
* Pan-International Industrial                                          105,000             67,569
  Phihong Technology Co., Ltd.                                           39,472             22,024
* Phoenix Precision Technology Corp.                                    152,000            113,756
  Phoenixtec Power Co., Ltd.                                            172,725            195,048

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Picvue Electronics, Ltd.                                             181,900    $        65,739
   Pihsiang Machinery Mfg. Co., Ltd.                                     48,000            115,130
   Premier Image Technology Corp.                                        51,000             76,438
   Primax Electronics, Ltd.                                              59,987             21,763
 * Prince Housing & Development Corp.                                   223,000             60,950
 * Procomp Informatics, Ltd.                                             21,675              7,049
 * Prodisc Technology Inc.                                              218,560            167,914
 * Q-Run Technology Co., Ltd.                                            94,000            166,159
   Radium Life Tech                                                      33,000             33,319
 * Ruentex Development Co., Ltd.                                        140,000             29,974
 * Ruentex Industries, Ltd.                                             141,000             51,162
 * Sampo Corp.                                                          438,000            147,068
 * San Fang Chemical Industry Co., Ltd.                                  40,700             28,192
 * Sanyang Industrial Co., Ltd.                                         205,000             80,994
   Sanyo Electric Co., Ltd.                                              56,000             34,254
   Senao International Co., Ltd.                                         31,900             18,408
   Sheng Yu Steel Co., Ltd.                                             116,980            129,750
   Shihlin Electric & Engineering Corp.                                 162,000             99,086
 * Shihlin Paper Corp.                                                   56,000             40,170
 * Shinkong Synthetic Fibers Co., Ltd.                                  388,000             79,725
 * Shuttle, Inc.                                                         28,200             35,077
 * Silicon Integrated Systems Corp.                                     150,000             79,768
   Sincere Navigation Corp.                                              91,015             63,492
 * Sinkong Spinning Co., Ltd.                                            60,000             24,478
 * Sintek Photronics Corp.                                              177,000            142,286
   Sinyi Realty, Inc.                                                    20,000             50,959
 * Solomon Technology Corp.                                              90,000             29,719
   Southeast Cement Co., Ltd.                                            94,000             26,194
   Springsoft, Inc.                                                      35,466             87,169
   Stark Technology, Inc.                                                45,100             29,913
   Sunonwealth Electric Machine
     Industry Co., Ltd.                                                  44,719             22,125
   Sunrex Technology Corp.                                               37,260             31,571
   Systex Corp., Ltd.                                                   299,000            141,863
   Ta Chen Stainless Pipe Co., Ltd.                                      25,000             17,738
 * Ta Chong Bank                                                        413,000            139,914
   Ta Ya Elec Wire & Cable Co., Ltd.                                     87,000             33,423
 * Taichung Commercial Bank                                             484,000            132,880
 * Tainan Business Bank                                                 179,000             61,856
   Tainan Enterprises Co., Ltd.                                          28,000             38,879
   Tainan Spinning Co., Ltd.                                            541,000            162,909
   Taiwan Acceptance Corp.                                               37,000             32,717
   Taiwan Fire & Marine Insurance
     Co., Ltd.                                                           67,000             39,004
   Taiwan Fu Hsing Industrial Co., Ltd.                                  30,000             27,092
 * Taiwan Green Point Enterprises Co.,
     Ltd.                                                                22,000             83,836
   Taiwan Hon Chuan Enterprise Co.,
     Ltd.                                                                19,059             19,229
   Taiwan Kai Yih Industrial Co., Ltd.                                   27,270             25,360
 * Taiwan Kolin Co., Ltd.                                                90,000             25,609
   Taiwan Life Insurance Co., Ltd.                                      164,350            288,424
   Taiwan Mask Corp.                                                     49,720             26,576
   Taiwan Navigation Co., Ltd.                                           81,240             54,903
   Taiwan Polypropylene Co., Ltd.                                        63,416             54,018
   Taiwan Secom                                                         156,912            156,057
   Taiwan Sogo Shinkong Security Co.,
     Ltd.                                                                45,150             22,760
   Taiwan Styrene Monomer Corp.                                         169,000            129,017
 * Taiwan Tea Corp.                                                     220,917             53,258
   Teco Electric & Machinery Co., Ltd.                                  225,000             77,925
   Tecom, Ltd.                                                           41,114    $        17,035
   Test-Rite International Co., Ltd.                                     82,541             44,500
 * The Chinese Bank                                                     464,000            106,369
 * The Farmers Bank of China                                            569,720            186,450
   The First Insurance Co., Ltd.                                         50,000             36,333
 * Ton Yi Industrial Corp.                                              512,280            152,894
   Tong Yang Industry Co., Ltd.                                         158,824            269,575
   Transcend Information, Inc.                                           91,440            223,623
   Tsann Kuen Enterprise Co., Ltd.                                       62,000             84,750
 * TSRC Corp.                                                           127,000             50,036
 * Tung Ho Steel Enterprise Corp.                                       219,687            153,297
 * Twinhead International Corp.                                         121,000             24,570
   TYC Brother Industrial Co., Ltd.                                      43,680             47,880
 * Tycoons Group Enterprise Co., Ltd.                                    72,000             21,419
   U-Ming Marine Transport Corp.                                        174,000            219,207
 * Union Bank of Taiwan                                                 602,000            192,278
 * Union Insurance Co., Ltd.                                             90,185             30,289
 * Unitech Printed Circuit Board Corp.                                   62,000             38,862
 * United Epitaxy Co., Ltd.                                              50,000             26,694
   United Integration Service Co., Ltd.                                  44,450             55,055
 * Universal Cement Corp.                                                63,000             23,237
 * Universal Scientific Industrial Co., Ltd.                            211,000             93,966
   UPC Technology Corp.                                                 171,680             65,109
 * Usi Corp.                                                            238,000             93,827
   Walsin Technology Corp., Ltd.                                         98,793             83,688
 * Waterland Financial Holdings                                         375,000            139,499
 * Wei Chuan Food Corp.                                                  70,000             29,321
   Weltrend Semiconductor, Inc.                                          32,480             20,677
   Wintek Corp.                                                         199,800            266,579
 * Wistron Corp.                                                        199,000            130,214
   World Peace Industrial Co., Ltd.                                      87,425             84,414
 * WUS Printed Circuit Co., Ltd.                                        134,000             90,590
   Ya Hsin Industrial Co., Ltd.                                          60,000             79,598
 * Yeung Cyang Industrial Co., Ltd.                                      26,000             25,073
   Yieh Phui Enterprise Co., Ltd.                                       280,580            192,918
   Yosun Industrial Corp.                                                19,257             20,137
 * Yuen Foong Yu Paper Manufacturing
     Co., Ltd.                                                          438,863            240,918
   Yung Chi Paint & Varnish
     Manufacturing Co., Ltd.                                             28,672             33,120
   Yung Shin Pharmaceutical Industrial
     Co., Ltd.                                                           33,000             24,836
   Yung Tay Engineering Co., Ltd.                                       127,000             74,570
   Zig Sheng Industrial Co., Ltd.                                        71,000             20,420
   Zinwell Corp.                                                         23,320             21,565
   Zyxel Communication Corp.                                             73,515            154,662
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,055,682)                                                                   18,559,325
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Taiwan Dollar
     (Cost $31,141)                                                                         31,333
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Yeun Chyang Industrial Co., Ltd.
     Rights 05/31/04
     (Cost $0)                                                            2,484                  0
                                                                                   ---------------
TOTAL -- TAIWAN
   (Cost $17,086,823)                                                                   18,590,658
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
 * A&M Realty Berhad                                                     65,000    $        23,595
   ACP Industries Berhad                                                 34,000             17,789
   Affin Holdings Berhad                                                562,100            199,908
   Amalgamated Industrial Steel Berhad                                   11,250              2,076
 * AMBD Berhad                                                           58,000              2,976
   Amway (Malaysia) Holdings Berhad                                      92,000            165,959
   Ann Joo Resources Berhad                                              83,000             34,552
 * Anson Perdana Berhad                                                  10,000                118
   Antah Holding Berhad                                                  23,000                939
 * Aokam Perdana Berhad                                                     733                 12
   APM Automotive Holdings Berhad                                        74,500             49,616
 * Arab Malaysia Corp. Berhad                                           558,000            198,288
   Asas Dunia Berhad                                                     16,000              4,422
 * Asia Pacific Land Berhad                                              70,000              4,791
   Asiatic Development Berhad                                           447,100            205,927
 * Avenue Assets Berhad                                                 254,000             35,100
   Ayer Hitam Planting Syndicate
     Berhad                                                               6,000              3,789
   Bandar Raya Developments Berhad                                      295,200            169,933
   Batu Kawan Berhad                                                    209,100            329,778
 * Berjaya Capital Berhad                                               391,000             92,170
 * Berjaya Land Berhad                                                  465,000             96,680
 * Bernas Padiberas Nasional Berhad                                     143,700             48,766
   Bimb Holdings Berhad                                                 208,200             93,054
   Bintai Kinden Corp. Berhad                                            16,000              6,232
   Bolton Properties Berhad                                              96,000             18,453
   Boustead Holdings Berhad                                             233,000            107,393
   Cahya Mata Sarawak Berhad                                            153,000             67,289
 * Camerlin Group Berhad                                                 58,000             13,647
   Carlsberg Brewery Malaysia Berhad                                    111,600            308,337
   Cement Industries of Malaysia Berhad                                  48,800             26,313
   Chemical Co. of Malaysia Berhad                                      102,000             64,672
   Chin Teck Plantations Berhad                                          33,000             46,845
 * Cosway Corp. Berhad                                                  113,000             26,940
   Courts Mammoth Berhad                                                149,000             89,419
   Cycle & Carriage Bintang Berhad                                       15,000             13,331
 * Damansara Realty Berhad                                               65,000              1,803
 * Datuk Keramik Holdings Berhad                                         24,000                784
 * Digi.Com Berhad                                                      232,000            285,779
 * Dijaya Corp. Berhad                                                   96,000             20,456
   Diperdana Corp. Berhad                                                 3,000                910
   Diversified Resources Berhad                                         704,300            337,257
   DNP Holdings Berhad                                                   34,000              6,390
 * E&O Property Development Berhad                                      563,200            100,729
   Eastern & Oriental Berhad                                             72,000             17,247
 * Econstates Berhad                                                     55,500             16,840
   Edaran Otomobil Nasional Berhad                                      173,600            404,359
   Esso Malaysia Berhad                                                 126,600             87,403
   Europlus Berhad                                                       25,700              4,866
 * Faber Group Berhad                                                    16,000              1,428
   Far East Holdings Berhad                                              23,700             21,675
 * FCW Holdings Berhad                                                   24,000              2,524
   FFM Berhad                                                            82,600            186,838
   Fraser & Neave Holdings Berhad                                       210,700            234,241
   Globetronics Technology Berhad                                       796,400            112,173
   Glomac Berhad                                                         70,200             42,709
 * Gold IS Berhad                                                        77,000             27,362
 * Golden Plus Holdings Berhad                                           16,000              2,881
 * Gopeng Berhad                                                         17,000              2,234
   Guiness Anchor Berhad                                                192,300    $       228,603
 * Gula Perak Berhad                                                     97,700             41,624
   Guthrie Ropel Berhad                                                  35,900             35,901
   Hap Seng Consolidated Berhad                                         305,300            202,225
   Heitech Padu Berhad                                                   26,000             19,522
   Highlands and Lowlands Berhad                                        411,700            401,040
 * HLG Capital Berhad                                                    12,000              3,734
   Hock Seng Lee Berhad                                                  44,160             34,831
   Hong Leong Industries Berhad                                         148,100            182,979
   Hong Leong Properties Berhad                                         259,100             36,521
   Hume Industries (Malaysia) Berhad                                     93,867            113,550
   Hwang-DBS (Malaysia) Berhad                                           97,500             44,395
   IGB Corp. Berhad                                                     706,850            226,829
   IJM Corp. Berhad                                                     255,500            312,991
   IJM Plantations Berhad                                                37,600             11,468
 * Insas Berhad                                                         226,000             24,375
   IOI Properties Berhad                                                127,000            239,279
   Island & Peninsular Berhad                                           179,300            217,910
   Jaya Jusco Stores Berhad                                              49,000            142,979
   Jaya Tiasa Holdings Berhad                                           158,400            156,648
 * Johan Holdings Berhad                                                 30,000              2,716
   John Hancock Life Insurance (M)
     Berhad                                                              46,000             27,983
   Johor Port Berhad                                                    162,700             99,354
 * Johore Tenggara Oil Palm Berhad                                       59,200             19,032
   JT International Berhad                                              122,700            141,468
 * K & N Kenanga Holdings Berhad                                        287,300             73,396
   Keck Seng (Malaysia) Berhad                                           23,000              9,746
   KFC Holdings (Malaysia) Berhad                                        64,000             62,303
   Kian Joo Can Factory Berhad                                           72,900             55,869
   Kim Hin Industry Berhad                                               52,000             38,346
   KPJ Healthcare Berhad                                                 62,000             23,513
 * Kretam Holdings Berhad                                                15,000              3,915
 * KSL Holdings Berhad                                                   64,500             47,735
 * Kub Malaysia Berhad                                                  181,000             32,355
   Kulim Malaysia Berhad                                                 53,000             34,143
 * Kumpulan Hartanah Selangor
     Berhad                                                             166,500             28,481
   Kwantas Corp. Berhad                                                  68,600             96,655
   Ladang Perbadanan-Fima Berhad                                         11,000              7,682
 * Land & General Berhad                                                180,000             14,681
   Landmarks Berhad                                                     182,600             33,150
 * Leader Universal Holdings Berhad                                      69,000              8,165
 * Leong Hup Holdings Berhad                                             46,000             13,915
   Lingkaran Trans Kota Holdings
     Berhad                                                             251,600            176,304
   Lingui Development Berhad                                            219,000             91,198
   Lion Diversified Holdings Berhad                                     114,000             32,131
   Lion Industries Corp. Berhad                                         260,700             66,556
 * Liqua Health Corp. Berhad                                                173                 29
   MAA Holdings Berhad                                                   85,933            123,341
   Magnum 4D Berhad                                                      80,000             85,559
   Malayan Cement Berhad                                              1,453,050            300,423
   Malayawata Steel Berhad                                               72,000             40,764
 * Malaysia Aica Berhad                                                  48,200             25,057
 * Malaysia Building Society Berhad                                      35,000              6,808
   Malaysia Industrial Development
     Finance Berhad                                                     544,600            169,498
   Malaysia Mining Corp. Berhad                                         732,900            386,906
   Malaysia Smelting Corp. Berhad                                        23,000             44,785
   Malaysian Mosaics Berhad                                             229,300             96,997

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Malaysian National Reinsurance
     Berhad                                                              80,500    $        69,833
   Malaysian Oxygen Berhad                                               99,100            310,225
   Malaysian Plantations Berhad                                         622,500            372,439
 * Malaysian Resources Corp. Berhad                                      94,666             18,443
 * Mancon Berhad                                                         12,000              2,747
   Maruichi Malaysia Steel Tube Berhad                                   58,600             36,523
   Matsushita Electric Co. (Malaysia)
     Berhad                                                              23,884             64,073
   MBM Resources Berhad                                                 102,966             67,231
 * Media Prima Berhad                                                    61,533             29,181
 * Merces Holdings Berhad                                                 1,250                 76
   Metro Kajang Holdings Berhad                                          44,100             21,829
 * Mieco Chipboard Berhad                                                69,000             43,825
 * MTD Infraperdana Berhad                                              420,300             80,356
   MUI Properties Berhad                                                 75,200              6,526
 * Mulpha International Berhad                                          739,950            123,746
 * Multi-Purpose Holdings Berhad                                        457,000            132,431
 * Mycron Steel Berhad                                                   14,650                  0
   Naim Cendera Berhad                                                   60,700             55,267
 * Naluri Berhad                                                        365,000            112,492
 * Nam Fatt Berhad                                                        9,000              1,630
   Narra Industries Berhad                                               16,000              8,230
   NCB Holdings Berhad                                                  122,000             76,664
   Negara Properties (Malaysia) Berhad                                    6,000              6,388
 * New Straits Times Press (Malaysia)
     Berhad                                                             131,700            135,144
 * Nikko Electronics Berhad                                              36,600             14,528
   NV Multi Corp. Berhad                                                 25,900             21,649
 * NWP Holdings Berhad                                                  112,000             27,037
   Nylex (Malaysia) Berhad                                               83,000             22,924
   Oriental Holdings Berhad                                             322,200            330,476
   OSK Holdings Berhad                                                  301,333            130,659
   OSK Property Holdings Berhad                                           3,393                975
   Pacific & Orient Berhad                                               40,400             20,360
 * Pacificmas Berhad                                                      9,500             14,195
   Pan Malaysia Cement Works Berhad                                     192,000             25,231
 * Pan Malaysian Industries Berhad                                      818,000             19,435
 * Pan Pacific Asia Berhad                                               12,000                284
 * Panglobal Berhad                                                      14,000              6,963
 * PBA Holdings Berhad                                                   52,400             20,655
   Pelangi Berhad                                                       268,700             43,427
 * Pernas International Holdings Berhad                                 224,000             32,415
   Petaling Garden Berhad                                                94,000             32,187
   Phileo Allied Berhad                                                 279,200            143,382
 * Pilecon Engineering Berhad                                            42,000                940
   PK Resources Berhad                                                   14,000              2,723
   PPB Group Berhad                                                     145,333            248,664
 * Prime Utilities Berhad                                                 3,000                942
 * Promet Berhad                                                         52,000              3,968
 * Puncak Niaga Holdings Berhad                                         231,200            165,510
 * QL Resources Berhad                                                   57,000             34,519
 * QSR Brand Berhad                                                      32,000             17,090
   Ramatex Berhad                                                       292,700            273,991
   Ranhill Berhad                                                        66,400            119,587
 * Ranhill Utilities Berhad                                             107,800             71,207
 * Rashid Hussain Berhad                                                182,000             34,991
 * Rekapacific Berhad                                                    55,000                  0
   Road Builders (Malaysia) Holdings
     Berhad                                                             287,700            221,792
   Sapura Telecommunications Berhad                                      64,846             37,193
   Sarawak Enterprise Corp. Berhad                                      421,000    $       147,313
 * Saship Holdings Berhad                                                23,000              5,387
   SCB Developments Berhad                                               45,000             53,319
   Selangor Properties Berhad                                           171,800            101,656
   Shangri-La Hotels (Malaysia) Berhad                                  114,000             35,005
   Shell Refining Co. Federation of
     Malaysia Berhad                                                    160,900            287,607
 * SHL Consolidated Berhad                                               75,000             26,081
   Sime Engineering Services Berhad                                     279,100            113,946
   Sime UEP Properties Berhad                                           133,000            140,419
   Southern Acids (Malaysia) Berhad                                      41,000             19,863
   Southern Bank Berhad (Foreign)                                       188,750            131,615
   Southern Steel Berhad                                                118,400             68,855
   SP Setia Berhad                                                      351,400            349,500
 * SRI Hartemas Berhad                                                   65,000              7,099
   Star Publications (Malaysia) Berhad                                  229,300            380,122
 * Subur Tiasa Holdings Berhad                                           65,000             45,442
   Sunrise Berhad                                                        91,200             65,545
 * Sunway City Berhad                                                   139,000             61,058
 * Sunway Construction Berhad                                            59,000             40,263
 * Sunway Holdings, Inc. Berhad                                         245,700            105,368
 * Suria Capital Holdings Berhad                                        186,000             28,397
 * Symphony House Berhad                                                 13,714              5,774
   Ta Ann Holdings Berhad                                                86,800            157,665
   Ta Enterprise Berhad                                                 797,000            153,169
   Talam Corp. Berhad                                                    12,850              3,956
   Tan Chong Motor Holdings Berhad                                      393,900            122,183
 * Tanah Emas Corp. Berhad                                               65,000             30,534
   Tasek Corp. Berhad                                                    37,000             25,058
 * Time Dotcom Berhad                                                 1,001,500            258,311
   Top Glove Corp. Berhad                                                30,000             55,257
   Tractors Malaysia Holdings Berhad                                    143,400             94,372
   Tradewinds (Malaysia) Berhad                                         117,000             82,613
 * Trengganu Development &
     Management Berhad                                                   79,700             20,562
   Tronoh Mines Malaysia Berhad                                         148,300            113,696
   UAC Berhad                                                            25,000             31,588
   Uchi Technologies Berhad                                             177,500             85,566
   UDA Holdings Berhad                                                   81,000             31,779
 * UEM World Berhad                                                     745,100            224,695
   Unico-Desa Plantations Berhad                                         79,000             38,428
   Union Paper Holdings Berhad                                           70,000             16,592
 * Uniphone Telecommunications
     Berhad                                                              43,000             12,661
   Unisem (M) Berhad                                                     82,500            195,342
   United Malacca Rubber Estates
     Berhad                                                              47,500             43,228
   United Malayan Land Berhad                                            13,000              3,858
   United Plantations Berhad                                            101,700            125,612
 * Utama Banking Group Berhad                                           122,000             31,911
   Wah Seong Corp                                                       164,000             70,406
 * Wing Tiek Holdings Berhad                                              8,000              1,874
   Worldwide Holdings Berhad                                             52,000             26,738
   WTK Holdings Berhad                                                   93,600            145,390
   Yeo Hiap Seng (Malaysia) Berhad                                       47,300             23,622
 * Yu Neh Huat Berhad                                                       500                176
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,134,333)                                                                   18,048,034
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * FCW Holdings Berhad Warrants
     11/11/13                                                             8,000    $           432
 * Kulim Malaysia Berhad Rights
     06/04/04                                                            13,250              4,359
 * Liqua Health Marketing Berhad
     Warrants 09/09/08                                                       34                  2
 * Mieco Chipboard Berhad Warrants
     04/01/04                                                            23,000              8,050
 * OSK Property Holdings Berhad
     Rights 06/28/04                                                      1,696                  0
 * QSR Brand Berhad Warrants
     01/24/07                                                            12,800              2,869
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $605)                                                                              15,712
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $19,134,938)                                                                   18,063,746
BRAZIL -- (10.1%)
PREFERRED STOCKS -- (9.4%)
 * Acesita SA                                                       978,765,315            748,523
   Alpargatas-Santista Textil SA                                        500,000             62,117
   Bahia Sul Celulose SA                                                260,593             54,658
   Banco Mercantil do Brasil SA                                         130,000             14,682
   Brasileira de Petroleo Ipiranga                                   60,800,000            243,671
 * Braskem SA                                                        40,500,000            637,754
   Centrais Electricas de Santa Catarin
     Celesc Series B                                                    840,000            227,686
   Compania Paranaense de Energia
     Series B                                                       213,000,000            651,578
   Confab Industrial SA                                                 119,000            155,518
   Coteminas Cia Tecidos Norte de
     Minas                                                            6,977,102            459,287
   Distribuidora de Produtos Petreleo
     Ipirangi SA                                                      3,900,000             30,203
   Duratex SA                                                        13,400,000            264,844
 * Electropaulo Electrecidade
     Metropolitana                                                   28,790,000            452,985
   Embraco SA                                                           262,000            102,298
   Embratel Participacoes SA                                        273,800,000            631,710
 * Empressa Metropolitanade
     Aguas e Energia SA                                              24,000,000             37,018
   Energetica do Ceara Coelce                                        72,000,000             99,903
 * ENERSUL Empresa Energetjica de
     Mato Grosso do Sul SA Series B                                  13,156,000             35,214
   Fertibras SA                                                           3,400             20,845
   Forca Luz Cataguazes Leopoldina
     Series A                                                        23,400,000             10,571
   Fras-Le Preferred                                                     20,200             33,178
   Globex Utilidades SA                                                  25,268             66,044
 * Gradiente Eletronica SA                                                2,600              3,675
 * Industria de Bebidas Antarctica
     Polar SA                                                            23,000             19,482
 * Inepar SA Industria e Construcoes                                  9,900,001              1,406
   Klabin SA                                                            652,000            843,666
   Lojas Americanas SA                                               68,290,369            572,722
   Magnesita SA Series A                                             20,500,000             59,205
   Magnesita SA Series C                                                202,338                570
   Marcopolo SA                                                         124,000            211,668
   Metal Leve SA                                                      3,400,000            124,524
   Metalurgica Gerdau SA                                                 59,302    $       759,693
 * Net Servicos de Communication SA                                   1,604,500            398,666
 * Paranapanema SA                                                  146,200,000            155,211
   Perdigao SA NPV                                                       47,900            421,965
   Randon Participacoes SA                                              162,500            192,966
 * Rasip Agro-Pastoril SA                                                51,000              3,785
 * Refinaria de Petroleo Ipiranga SA                                 12,300,000             70,649
   Ripasa SA Papel e Celulose                                           442,000            386,518
   Sadia SA                                                             585,000            739,981
   Saraiva Livreiros Editores                                             4,000             11,617
 * Sharp SA Equipamentos Eletronicos                                 30,200,000                195
   Siderurgica Belgo-Mineira                                          1,000,000            222,652
   Suzano de Papel e Celulose                                           248,383          1,025,912
   Suzano Petroquimica SA                                                30,000             33,882
   Tele Celular Sul Participacoes SA                                405,908,039            517,372
   Tele Centro Oeste Celular
     Participacoes SA                                               229,000,000            653,969
 * Tele Leste Celular Participacoes SA                              559,666,572            133,641
   Tele Norte Celular Participacoes SA                              549,505,027             97,524
   Telemig Celular Participacoes SA                                 398,290,371            568,068
   Telenordeste Celular Participacoes SA                            408,041,513            492,441
   Telesudeste Celular Participacoes
     SA                                                             285,800,000            465,728
   Tim Sul SA Preferred Series B                                     13,950,000            299,347
   Ultrapar Participants                                             66,639,437            645,106
   Uniao des Industrias Petroquimicas
     SA Series B                                                        563,520            340,040
 * Varig Participacoes Em Transportes                                   122,026                650
 * Varig Particpacoes Em Servicos                                       116,823                109
 * Varig SA Viacao Aerea Riograndense                                    16,000              4,956
   Weg SA                                                               280,100            641,726
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $14,370,746)                                                                   16,161,574
                                                                                   ---------------
COMMON STOCKS -- (0.7%)
 * Acos Especiais Itabira-Acesita Aces                               42,900,000             30,593
 * Acos Villares SA Avil                                                120,000              5,305
   Avipal SA Avicultura e Agropecua                                  50,900,000             80,481
   Eternit SA                                                           120,000             10,339
   Forjas Taurus SA                                                      88,000             41,459
   Metalurgica Gerdau SA                                                  1,292             14,012
   Petroquimica do Sul Copesul                                       18,200,000            898,548
 * Rhodia Ster SA                                                       640,780             24,812
   Sao Paulo Alpargatas SA                                              510,000             29,622
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,185,597)                                                                     1,135,171
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA
     Rights 06/07/04                                                  8,289,621                  0
 * Tele Nordeste Celular Participacoes
     SA Rights 05/24/04                                               7,392,740                 24
 * Tim Sul SA Rights 05/19/04                                           243,591                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                    24
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $3)                                                                                   3
                                                                                   ---------------
TOTAL -- BRAZIL
   (Cost $15,556,346)                                                                   17,296,772
                                                                                   ---------------

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
TURKEY -- (7.6%)
COMMON STOCKS -- (7.6%)
 * Adana Cimento Sanayi Ticaret A.S.                                253,683,148    $       166,050
 * Ak Enerji A.S.                                                    72,903,000            346,079
 * Akal Tekstil A.S.                                                  2,779,875              9,127
   Akcansa Cimento Sanayi ve Ticaret
     A.S.                                                           274,876,875            583,334
 * Aksa                                                              38,821,296            326,505
   Aksigorta A.S.                                                   285,150,627            674,484
 * Aksu Iplik Dokuma ve Boya Apre Fab
     A.S.                                                             4,477,695              6,969
 * Aktas Elektrik Ticaret A.S.                                          370,000             36,963
 * Alarko Holding                                                    21,706,400            430,449
 * Alarko Sanayii ve Ticaret A.S.                                    14,579,992             95,623
   Alkim Alkali Kimya A.S.                                           23,650,000             95,605
 * Alternatifbank A.S.                                               97,063,680             45,245
 * Altinyildiz Mensucat ve Konfeksiyan
     Fabrikalari A.S.                                                21,960,000             28,563
 * Anadolu Anonim Turk Sigorta Sirketi                              122,999,220            131,762
   Anadolu Cam Sanayii A.S.                                         250,675,663            622,762
 * Anadolu Cam Sanayii A.S.                                             417,324              1,834
 * Anadolu Isuzu Otomotiv Sanayi ve
     Ticaret A.S. Series C                                           15,586,000             91,980
 * Ayen Enerji A.S.                                                  17,941,000            122,489
 * Bagfas Bandirma Gubre Fabrik                                       2,300,000             49,890
 * Bandirma Vitaminli Yem Sanayii
     Ticaret A.S.                                                    36,924,546            232,406
   Bati Cimento A.S.                                                 96,109,301            150,942
 * Bekoteknik Sanayi A.S.                                            80,999,725            450,272
 * Bolu Cimento Sanayi A.S.                                         111,833,881            128,556
   Borusan                                                           36,993,000            193,360
 * Bossa Ticaret ve Sanayi Isletmeleri
     A.S.                                                           128,217,000            112,080
 * Brisa Bridgestone Sanbanci Lastik
     San & Tic A.S.                                                   5,857,000            189,240
   Bursa Cimento Fabrikasi A.S.                                      28,840,000            217,128
 * Carsi Buyuk Magazacilik                                          122,086,500            100,119
   Celebi Hava Servisi A.S.                                          18,903,000            114,692
   CIMSA A.S. (Cimento Sanayi ve
     Ticaret)                                                       228,659,400            443,008
 * Deva Holding A.S.                                                 21,599,332             61,671
 * Doktas Dokumculuk Ticaret ve
     Sanayi A.S.                                                     63,993,600             81,967
 * Eczacibasi Ilac                                                   49,338,000             60,044
 * Eczacibasi Ilac Sanayi Issue                                     197,352,000            220,813
 * Eczacibasi Yapi Gere                                             116,012,250            116,070
 * Ege Seramik Co., Inc.                                             44,835,048             29,273
 * Egeplast Plastik Ticaret ve Sanayi
     A.S.                                                             7,720,000              7,964
 * Finansbank                                                       523,018,021            515,643
 * Global Menkul Degerler A.S.                                       31,200,000             22,117
 * Global Menkul Degerler A.S.                                       15,376,164             10,548
 * Goldas Kuyumculuk Sanayi A.S.                                     88,799,600             42,748
 * Goltas Cimento                                                     7,128,000             47,043
 * Good Year Lastikleri A.S.                                         14,659,125            121,321
 * GSD Holdings A.S.                                                 62,399,999             21,233
 * Gubre Fabrikalari Ticaret A.S.                                     8,436,960             13,456
 * Gunes Sigorta A.S.                                                68,999,261             45,887
 * Hektas Ticaret A.S.                                               25,477,234             15,783
 * Ihlas Holding                                                    285,533,822            220,847
 * Is Gayrimenk                                                     289,898,200            272,854
 * Isiklar Ambalaj Sansuii ve Ticaret
     A.S.                                                             2,685,000    $         3,176
 * Istanbul Motor Piston ve Pim Sanayi
     A.S.                                                               229,000             28,135
 * Izmir Demir Celik                                                 57,269,250             66,299
   Karsu Tekstil Sanayii ve Ticaret A.S.                              5,680,000             15,737
   Kartonsan                                                          1,698,750             83,644
 * Kav Orman Sanayii A.S.                                             4,654,650             10,781
 * Kerevitas Gida Sanayi ve Ticaret
     A.S.                                                             2,532,000              6,536
   Konya Cimento                                                      4,921,000             54,162
 * Kordsa Sabanci Dupont Endustriye
     Iplik ve Kord Bezi Sanayi ve Ticaret
     A.S.                                                           146,305,500            198,445
 * Kutahya Porslen Sanayii A.S.                                       2,617,000             31,216
 * Mardin Cimento                                                    38,235,750            134,209
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000             26,381
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000             25,769
 * Medya Holdings A.S. Series C                                      15,849,000             72,833
 * Menderes Tekstil Sanayi ve Ticaret
     A.S.                                                           104,549,000             48,792
 * Merko Gida Sanayi ve Ticaret A.S.
     Series A                                                        10,580,000              7,188
 * Milliyet Gazetecilik A.S.                                         28,557,680            108,508
 * Milpa Ticari ve Sinai Urunler
     Pazarlama                                                       13,329,360              9,519
 * Mudurnu Tavukculuk A.S.                                            1,740,000                522
 * Mutlu Aku                                                          1,527,000             11,304
 * Nergis Holding A.S.                                                1,784,000              4,396
 * Net Holding A.S.                                                  15,942,722             12,487
 * Net Turizm Ticaret ve Sanayi                                      16,830,000             14,289
 * Netas Northern Electric
     Telekomunikasyon A.S.                                            8,756,500            166,698
 * Olmuksa Mukavva Sanayi ve Ticaret
     A.S.                                                            20,976,000             28,514
 * Otobus Karoseri Sanayi A.S.                                       44,321,167            166,879
 * Pinar Sut Mamulleri Sanayii A.S.                                  12,143,250             37,908
 * Raks Elektroniks A.S.                                              2,730,000              2,289
 * Sanko Pazarlama Ithalat Ihracat A.S.                              48,903,000            128,002
 * Sarkuysan Elektrolitik Bakir Sanayi
     A.S.                                                            10,999,662             14,949
 * Sarkuysan Elektrolitik Bakir Sanayi
     A.S. Issue 04                                                   43,998,648             53,332
 * Sasa Suni ve Sentetik Elyat
     Sanayi A.S.                                                    310,985,000            307,680
 * Sonmez Filament Sentetik Iplik ve
     Elyaf Sanayi A.S.                                                6,300,000              5,006
 * T. Tuborg Bira ve Malt Sanayi A.S.                                10,974,754             62,060
 * Tansas Izmir Buyuksehir Belediyesi
     Ic ve dis Ticaret A.S.                                         365,309,000            294,628
 * Tat Konserve Sanayii A.S.                                         63,787,500             93,117
 * Tekstil Bankasi A.S.                                             121,274,079             34,779
 * Teletas Telekomunikasyon Endustri
     Ticaret A.S.                                                     8,799,000             68,168
   Tire Kutsan Oluklu Mukavvakutu ve
     Kagit Sanayi A.S.                                               39,939,000             63,398
   Trakya Cam Sanayii A.S.                                          154,764,866            350,122
 * Turk Demir Dokum Fabrikalari                                      60,749,982            105,132
   Turk Dis Ticaret Bankasi A.S.                                    334,067,850            410,033
 * Turk Siemens Kablo ve Elektrik
     Sanayi A.S.                                                      9,925,500             69,357

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Turk Sise de Cam Fabrikalari
     A.S. Issue 04                                                   74,340,010    $       121,301
 * Turk Sise ve Cam Fabrikalari A.S.                                179,550,063            302,426
 * Ulker Gida Sanayi Ve Ticaret                                     101,003,282            413,700
   USAS (Ucak Servisi A.S.)                                          11,938,000            128,841
 * Uzel Makina Sanayi A.S.                                           41,851,000            177,841
 * Vakif Finansal Kiralama A.S.                                       5,450,302              6,642
 * Yunsa Yunlu Sanayi ve Ticaret A.S.                                10,027,800              8,708
 * Zorlu Enerji Elektrik Uretimi
     Otoproduktor Gruba A.S.                                         98,400,000            356,973
                                                                                   ---------------
TOTAL -- TURKEY
   (Cost $10,681,810)                                                                   13,077,609
                                                                                   ---------------
ISRAEL -- (7.3%)
COMMON STOCKS -- (7.3%)
 * Afcon Industries                                                         159              1,745
   Albad Massuot Yitzhak, Ltd.                                            7,600            120,951
   Alony Hetz Properties & Investments,
     Ltd.                                                                46,080             86,204
   American Israeli Paper Mills, Ltd.                                     4,542            242,610
 * Azorim Investment Development &
     Construction Co., Ltd.                                              40,322            347,470
 * Baran Group, Ltd.                                                      9,500             55,493
 * Beit Shemesh Engines
     Holdings (1997), Ltd.                                                3,351             10,988
   Blue Square Israel, Ltd.                                              45,312            485,735
 * C Mer Industries, Ltd.                                                 7,900             77,446
   Danya Cebus, Ltd.                                                     19,413             92,633
   Delek Automotive Systems, Ltd.                                        96,288            697,006
 * Delek Drilling                                                       599,731            251,431
   Delta Galil Industries, Ltd.                                          27,362            411,522
 * Direct Insurance - I.D.I. Insurance Co.,
     Ltd.                                                                59,860            116,056
 * Discount Mortgage Bank, Ltd.                                           1,320            109,589
 * Elbit Medical Imaging                                                 27,990            210,890
   Elco Industries (1975)                                                 5,476             28,562
   Electra Consumer                                                      22,800            274,169
   Electra Israel, Ltd.                                                   3,700            274,679
 * Electronics Line, Ltd.                                                 3,169             22,199
 * Elron Electronic Industries, Ltd.                                     34,325            453,233
 * Feuchtwanger Investments 1984, Ltd.                                    4,200              2,301
   FMS Enterprises Migun, Ltd.                                            7,300            215,353
 * Formula Systems (1985), Ltd.                                          12,170            230,706
 * Formula Vision Technologies, Ltd.                                      1,604              1,803
   Frutarom Industries (1995), Ltd.                                      48,400            252,629
   Gachelet Invetment Co., Ltd.                                             653             33,132
 * Granite Hacarmel Investments, Ltd.                                    19,200             31,882
 * Housing & Construction Holding Co.,
     Ltd.                                                               473,282            316,153
   Industrial Building Corp., Ltd.                                      284,973            292,967
   Investec Bank, Ltd.                                                    3,222             91,886
 * Israel Land Development Co., Ltd.                                     26,000             89,725
 * Israel Petrochemical Enterprises, Ltd.                                32,500            150,525
 * Israel Salt Industries                                                38,139            117,462
   Ituran                                                                 7,011            134,836
 * J.O.E.L. Jerusalem Oil Exploration,
     Ltd.                                                                 6,178             34,122
 * Knafaim-Arkia Holdings, Ltd.                                          14,161            179,337
 * Koor Industries, Ltd.                                                 19,500            739,512
 * Leader Holding & Investments, Ltd.                                    11,500             14,131
 * Lipman Electronic Engineering, Ltd.                                   12,968            614,645
 * Magic Software Enterprises, Ltd.                                      24,908    $       114,193
   Maman Cargo Terminals & Handling,
     Ltd.                                                                33,600             45,966
 * Matav Cable Israel                                                    35,613            332,067
   Medtechnica, Ltd.                                                     14,470             66,318
 * Mehadrin, Ltd.                                                         3,887             68,253
 * Metalink, Ltd.                                                        22,247            137,548
   Middle East Tube Co.                                                  19,000             24,873
   Miloumor, Ltd.                                                        12,658             48,526
   Mivtach Shamir Holdings, Ltd.                                         12,000            162,911
 * Naphtha Israel Petroleum Corp.                                       105,630             15,690
 * Nice Systems, Ltd.                                                    15,600            342,578
 * OCIF Investments and Development,
     Ltd.                                                                 1,100             14,553
   Ormat Industries, Ltd.                                                75,100            324,394
   Property and Building Corp., Ltd.                                      4,894            418,539
 * Rapac Electronics, Ltd.                                                6,000             16,744
 * Rapac Technologies (2000), Ltd.                                        6,000             15,771
 * Retalix, Ltd.                                                         13,300            261,467
 * Scitex Corp., Ltd.                                                    46,509            263,495
 * Shrem Fudim Kelner & Co., Ltd.                                         6,600             17,251
   Strauss Elite, Ltd.                                                   44,000            403,612
   Suny Electronic Inc., Ltd.                                            37,700            215,211
   Tadiran Communications, Ltd.                                          12,806            438,801
 * Team Computer & Systems, Ltd.                                          1,400             25,384
   Tefahot Israel Mortgage Bank, Ltd.                                    33,330            309,075
   Telsys, Ltd. Electronic Engineering                                    5,300             29,945
 * Tower Semiconductor, Ltd.                                             59,093            298,062
 * Union Bank of Israel, Ltd.                                            55,564            184,263
   Ytong Industries, Ltd.                                                52,500             53,290
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $8,415,304)                                                                    12,562,498
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alony Hetz Properties & Investments,
     Ltd. Warrants 11/20/07                                              16,263              6,985
 * Delek Drilling Warrants 07/31/04                                      27,376              5,679
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                12,664
                                                                                   ---------------
TOTAL -- ISRAEL
   (Cost $8,415,304)                                                                    12,575,162
                                                                                   ---------------
MEXICO -- (6.9%)
COMMON STOCKS -- (6.9%)
 * Cintra S.A. de C.V.                                                  137,000             24,011
 * Consorcio Ara S.A.                                                   599,000          1,646,640
 * Consorcio Hogar S.A. de C.V. Series B                                325,000            105,091
   Controladora Comercial Mexicana
     S.A. de C.V. Series B                                            1,326,100          1,557,178
 * Corporacion Geo S.A. de C.V.
     Series B                                                         1,330,000          1,713,272
 * Corporacion Interamericana de
     Entramiento S.A. de C.V. Series B                                  703,769          1,486,293
 * Corporacion Mexicana de
     Restaurantes S.A. de C.V. Series B                                   1,623                149
   Corporativo Fragua S.A. de C.V.
     Series B                                                                31                 82
 * Desc S.A. de C.V. Series B                                           981,833            288,230
 * Empaques Ponderosa S.A. de C.V.
     Series B                                                           206,000             10,831

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Empresas ICA Sociedad Controladora
     S.A. de C.V.                                                     6,256,350    $     1,924,356
   Empresas la Moderna S.A. de C.V.
     Series A                                                           610,700            129,509
 * GPo Iusacell                                                          51,405             62,975
   Gruma S.A. de C.V. Series B                                          138,000            231,582
   Grupo Casa Saba S.A. de C.V.                                          39,700             51,141
   Grupo Cementos de Chihuahua,
     S.A. de C.V.                                                       398,000            652,202
   Grupo Corvi S.A. de C.V. Series L                                    100,000             16,562
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                                9,441              1,870
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                               23,928              5,032
 * Grupo Industrial Maseca S.A. de C.V.
     Series B                                                           446,000            195,612
   Grupo Industrial Saltillo Unique Series                               90,600            148,466
 * Grupo Nutrisa S.A. de C.V.                                               188                 42
   Grupo Posadas S.A. de C.V. Series L                                  199,000            115,095
 * Grupo Qumma S.A. de C.V. Series B                                    105,334              1,662
 * Grupo Tribasa S.A. de C.V.                                            67,110                  0
   Herdez Common Series                                                 107,000             46,883
 * Hylsamex S.A. de C.V. Series B                                        82,000            115,690
   Industrias Bachoco S.A. de C.V.
     (Certificate Representing Series B
     and Series L)                                                       66,000            106,997
 * Industrias S.A. de C.V. Series B                                      33,000            151,821
 * Jugos del Valle S.A. de C.V. Series B                                 37,900             59,848
 * Movilaccess S.A. de C.V. Series B                                     13,489             44,918
   Nadro S.A. de C.V. Series B                                          242,967            128,174
 * Sanluis Corporacion S.A. de C.V.
     (Certificates representing 1 share
     Series B, 1 share Series C &
     1 share Series D)                                                    3,300              1,345
   Vitro S.A.                                                           811,000            852,824
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $8,982,127)                                                                    11,876,383
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $8,636)                                                                           6,893
                                                                                   ---------------
TOTAL -- MEXICO
   (Cost $8,990,763)                                                                    11,883,276
                                                                                   ---------------
THAILAND -- (6.5%)
COMMON STOCKS -- (6.5%)
   A.J. Plast Public Co., Ltd. (Foreign)                                166,500             18,222
 * Adkinson Securities Public Co., Ltd.
     (Foreign)                                                          138,150             32,179
 * Advance Agro Public Co., Ltd.
     (Foreign)                                                          809,000            448,669
   Aeon Thana Sinsap (Thailand) Public
     Co., Ltd.                                                           28,500             91,324
   Amarin Plaza Public Co., Ltd.
     (Foreign)                                                          523,680             28,914
   Amata Corp. Public Co., Ltd.                                         782,800            227,682
   Asian Property Development Public
     Co., Ltd. (Foreign)                                              1,435,000            148,558
   Bangkok Dusit Medical Services
     Public Co., Ltd. (Foreign)                                         250,000             51,454
   Bangkok Expressway Public Co., Ltd.
     (Foreign)                                                        1,170,400    $       675,064
   Bangkok Insurance Public Co., Ltd.                                    35,880            212,255
 * Bangkok Land Co., Ltd. (Foreign)                                   4,830,900            111,931
 * Bangkok Rubber Public Co., Ltd.
     (Foreign)                                                           14,600                893
   Banpu Public Co., Ltd. (Foreign)                                     133,600            405,048
   Big C Supercenter Public Co., Ltd.
     (Foreign)                                                           87,000             38,386
 * Book Club Finance Public Co., Ltd.                                   157,200             24,992
   Cal-Comp Electronics (Thailand)
     Public Co., Ltd.                                                   173,800            139,229
 * Capetronic International (Thailand)
     Public Co., Ltd. (Foreign)                                       1,020,399             51,812
   Capital Nomura Securities Public Co.,
     Ltd. (Foreign)                                                      46,000             86,172
 * Central Paper Industry Public Co.,
     Ltd. (Foreign)                                                      19,800              1,025
   Central Pattana Public Co., Ltd.
     (Foreign)                                                          490,000            107,493
   Central Plaza Hotel Public Co., Ltd.
     (Foreign)                                                           79,000             28,625
 * Ch Karnchang Public Co., Ltd.
     (Foreign)                                                          797,400            257,479
   Charoong Thai Wire & Cable Public
     Co., Ltd.                                                          130,000             29,800
   Compass East Ind-Foreign                                             122,000             24,508
 * DBS Thai Danu Bank Public Co., Ltd.
     (Foreign)                                                        1,306,000            101,724
   Dynasty Ceramic Public Co., Ltd.                                     232,500            115,190
 * Eastern Star Real Estate Public Co.,
     Ltd. (Foreign)                                                   1,537,600             20,466
   Eastern Water Resources
     Development & Management
     Public Co., Ltd. (Foreign)                                          90,100            111,043
   Fancy Wood Industries Public Co.,
     Ltd.                                                               260,800             33,106
 * GFPT Public Co., Ltd.                                                 71,400             25,871
   GMM Grammy Public Co., Ltd.
     (Foreign)                                                          460,000            179,147
 * Golden Land Property Development
     Public Co., Ltd. (Foreign)                                         485,616            114,312
   Hana Microelectronics Public Co.,
     Ltd. (Foreign)                                                      73,894            227,674
   Hermraj Land & Development Public
     Co., Ltd.                                                        3,087,400             75,340
   Home Product Center Public Co., Ltd.                                 417,900             45,117
   ICC International Public Co., Ltd.                                   155,000            135,630
 * International Broadcasting Corp.
     Public Co., Ltd. (Foreign)                                         408,170            179,084
 * International Engineering Public Co.,
     Ltd. (Foreign)                                                      20,000                503
 * ITV Public Co., Ltd.                                                 254,000             93,912
 * Jasmine International Public Co.,
     Ltd. (Foreign)                                                   7,000,000            151,836
 * K.R. Precision Public Co.,
     Ltd. (Foreign)                                                     320,598             18,650
   Kang Yong Electric Public Co., Ltd.
     (Foreign)                                                            7,200              9,672
   KCE Electronics Public Co., Ltd.
     (Foreign)                                                          204,000             54,809

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Keppel Thai Properties Public Co., Ltd.                                8,360    $           828
   KGI Securities One Public Co.,
     Ltd. (Foreign)                                                   1,070,446            102,902
   Laguna Resorts & Hotels Public Co.,
     Ltd. (Foreign)                                                      32,200             41,272
   Loxley Public Co., Ltd. (Foreign)                                    958,120             87,853
   LPN Development Public Co., Ltd.
     (Foreign)                                                          340,505             23,668
   MBK Development Public Co., Ltd.                                     114,000            140,498
 * Media of Medias Public Co., Ltd.
     (Foreign)                                                            9,100              3,701
   MFC Asset Management Public
     Co., Ltd. (Foreign)                                                  5,000              1,972
   MK Real Estate Development Public
     Co., Ltd. (Foreign)                                                472,260             26,541
   Muramoto Electronic (Thailand) Public
     Co., Ltd. (Foreign)                                                  9,900             64,910
 * Nakornthai Strip Mill Public Co., Ltd.                             1,902,400             83,936
   Nation Multimedia Group Public Co.,
     Ltd. (Foreign)                                                     146,259             53,716
   National Finance and Securities
     Public Co., Ltd. (Foreign)                                         476,800            173,937
   National Petrochemical Public Co.,
     Ltd. (Foreign)                                                     447,300            992,285
   Noble Development Public Co., Ltd.                                   260,100             57,700
 * Pacific Assets Public Co., Ltd.
     (Foreign)                                                          141,000             20,332
 * Padaeng Industry Public Co., Ltd.
     (Foreign)                                                           73,800             25,649
   Patum Rice Mill & Granary Public Co.,
     Ltd. (Foreign)                                                       5,500              4,338
   Phatra Insurance Public Co., Ltd.                                     10,000             40,424
   Phoenix Pulp and Paper Public Co.,
     Ltd. (Foreign)                                                      62,800            151,698
 * Prasit Development Public Co.,
     Ltd. (Foreign)                                                      29,700              1,098
   Quality Houses Public Co., Ltd.
     (Foreign)                                                        3,370,500             95,540
   Regional Container Lines Public Co.,
     Ltd.                                                               482,900            171,402
 * Robinson Department Store Public
     Co., Ltd. (Foreign)                                                 18,525              1,827
   Saha Pathana Inter-Holding Public
     Co., Ltd.                                                          350,000            114,740
   Saha-Union Public Co., Ltd. (Foreign)                                279,500            141,231
 * Samart Corporation Public Co., Ltd.                                  539,500             94,416
   Sammakorn Public Co., Ltd. (Foreign)                                  75,000              4,770
   Sansiri Public Co., Ltd.                                             780,566            107,744
   Seamico Securities Public Co., Ltd.                                  448,722            111,710
   Serm Suk Public Co., Ltd. (Foreign)                                   10,000              6,039
   Shinawatra Satellite Public Co., Ltd.
     (Foreign)                                                          307,400             96,986
   Siam Food Products Public Co., Ltd.
     (Foreign)                                                            9,000             17,747
   Siam Industrial Credit Public Co., Ltd.                              352,862             61,318
   Siam Makro Public Co., Ltd. (Foreign)                                136,800            161,854
   Sino-Thai Engineering & Construction
     Public Co., Ltd. (Foreign)                                         502,100            172,028
   Sri Trang Agro Industry Public Co.,
     Ltd. (Foreign)                                                      30,496             26,685
   Srithai Superware Public Co., Ltd.
     (Foreign)                                                           16,400              2,870
 * Standard Chartered Nakornthon
     Bank Public Co., Ltd. (Foreign)                                         54    $         4,392
 * STP & I Public Co., Ltd.                                             138,700              7,453
 * Sun Tech Group Public Co., Ltd.
     (Foreign)                                                           27,200              1,877
   Supalai (Forign)                                                     346,000             26,609
   SVI Public Co., Ltd.                                                 122,266             39,781
 * Tanayong Public Co., Ltd. (Foreign)                                  261,000              6,433
   TCJ Motor Public Co., Ltd. (Foreign)                                     730                828
 * Telecomasia Corp. Public Co., Ltd.
     (Foreign)                                                          765,100            115,039
 * Thai Gypsum Public Co., Ltd.                                         650,000            108,146
   Thai Plastic and Chemicals Public
     Co., Ltd. (Foreign)                                                 40,500            179,689
   Thai Reinsurance Public Co., Ltd.
     (Foreign)                                                          660,300             69,334
   Thai Rung Union Car Public Co., Ltd.
     (Foreign)                                                          165,000             62,226
   Thai Stanley Electric (Thailand) Public
     Co., Ltd. (Foreign)                                                 16,000            103,328
   Thai Vegetable Oil-Foreign                                           482,600            141,556
   Thai Wacoal Public Co., Ltd.                                          78,000             59,601
   Thai-German Ceramic Industry Public
     Co., Ltd. (Foreign)                                                361,000             46,271
 * Tipco Asphalt Public Co., Ltd.
     (Foreign)                                                           95,200             67,464
   TIPCO Foods (Thailand) Public Co.,
     Ltd.                                                               147,620             18,557
   TISCO Finance Public Co., Ltd.
     (Foreign)                                                          745,900            510,198
 * TPI Polene Public Co., Ltd. (Foreign)                                458,476            367,278
 * TT&T Public Co., Ltd. (Foreign)                                    1,020,000             96,544
 * Tuntex (Thailand) Public Co., Ltd.
     (Foreign)                                                          126,728              5,998
 * United Communication Industry Public
     Co., Ltd. (Foreign)                                                139,000            150,752
   United Palm Oil Industry Public Co.,
     Ltd.                                                                21,000             21,093
   Vanachai Group Co-Foreign                                            953,066            253,712
 * Vinythai Public Co., Ltd. (Foreign)                                  861,634            244,239
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $8,462,706)                                                                    11,131,363
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Dusit Medical Services
     Public Co., Ltd. (Foreign) Rights
     06/25/04                                                             8,333                483
 * Bangkok Land (Foreign)
     Warrants 2006                                                      217,330                  0
 * Ch Karnchang Public Co., Ltd.
     Warrants 12/06                                                     125,600             25,541
 * Seamico Securities Public Co., Ltd.
     (Foreign) Warrants 12/02/04                                         13,680                  0
 * Seamico Securities Public Co., Ltd.
     (Foreign) Warrants 2008                                             98,500             13,596
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                39,620
                                                                                   ---------------
TOTAL -- THAILAND
   (Cost $8,462,706)                                                                    11,170,983
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INDONESIA -- (6.0%)
COMMON STOCKS -- (6.0%)
 * PT Apac Centretex Corporation Tbk                                    122,000    $         1,973
 * PT Argha Karya Prima Industry Tbk                                     90,666              7,087
 * PT Artha Graya Investama Sentral Tbk                               4,773,000             51,331
   PT Asahimas Flat Glass Co., Ltd.                                   1,271,000            255,832
   PT Astra Agro Lestari Tbk                                          6,656,000          1,796,401
   PT Astra Graphia Tbk                                               4,549,000            122,740
 * PT Bank NISP Tbk                                                  13,832,920            762,519
 * PT Batu Buana                                                         77,715                670
   PT Berlian Laju Tanker Tbk                                         7,383,600            734,381
   PT Bhakti Investama Tbk                                            9,031,500            287,573
   PT Branta Mulia Tbk                                                   66,000              5,515
 * PT Budi Acid Jaya Tbk                                              1,449,000             14,106
   PT Charoen Pokphand Indonesia Tbk                                  3,406,500             84,838
 * PT Ciputra Development Tbk                                           161,250              5,133
   PT Citra Marga Nusaphala Persada                                   6,649,500            336,955
 * PT Clipan Finance Indonesia Tbk                                    3,133,000            105,379
   PT Dankos Laboratories Tbk                                         6,022,800            422,518
 * PT Davomas Adabi Tbk                                               4,192,000            266,609
 * PT Dharmala Intiland                                                 277,400              2,247
   PT Dynaplast Tbk                                                   1,038,000            170,675
   PT Enseval Putera Megatrading Tbk                                  6,380,000            279,190
 * PT Eterindo Wahanatama Tbk                                           397,000              6,007
 * PT Ever Shine Textile Tbk                                          4,029,640             40,188
 * PT Gajah Tunggal Tbk                                                 236,000             13,363
 * PT GT Petrochem Industries Tbk                                       918,000             38,324
 * PT Hero Supermarket Tbk                                               33,000              3,563
 * PT Indal Aluminium Industry                                           47,000                709
   PT Indorama Synthetics Tbk                                         2,211,000            100,411
 * PT Jakarta International Hotel and
     Development Tbk                                                    790,000             19,236
 * PT Jaya Real Property                                                393,500             69,968
   PT Kalbe Farma Tbk                                                25,907,600          1,006,919
 * PT Karwell Indonesia                                                 138,000              4,947
 * PT Kawasan Industry Jababeka Tbk                                  43,401,000            375,127
 * PT Keramika Indonesia Assosiasi Tbk                                  100,000              1,887
   PT Komatsu Indonesia Tbk                                             860,000            119,495
   PT Lautan Luas Tbk                                                 1,887,500             46,781
   PT Matahari Putra Prima Tbk Foreign                                2,609,000            140,892
   PT Mayorah Indah                                                   2,473,500            246,923
 * PT Metrodata Electronics Tbk                                       3,981,000             32,219
 * PT Modern Photo Tbk                                                   40,000              2,711
 * PT Mulia Industrindo                                                 542,000             12,836
   PT Mustika Ratu Tbk                                                  723,000             31,199
 * PT Pakuwon Jati Tbk                                                   63,000              2,412
 * PT Panasia Indosyntec Tbk                                             79,000              3,364
   PT Panin Insurance Tbk                                             7,979,000            205,996
 * PT Prasidha Aneka Niaga Tbk                                           84,000                951
   PT Pudjiadi Prestige, Ltd. Tbk                                        45,500                920
 * PT Putra Sejahtera Pioneerindo                                        29,000              1,180
 * PT Rig Tenders Indonesia Tbk                                         178,000            133,645
   PT Selamat Semp Tbk                                                1,920,000             50,897
 * PT Semen Cibinong Tbk                                                702,000             23,077
 * PT Sinar Mas Agro Resources and
     Technology Tbk                                                      87,792             26,292
   PT Summarecon Agung Tbk                                            6,332,000            307,947
 * PT Sunson Textile Manufacturer Tbk                                   343,000              3,940
 * PT Suparma Tbk                                                     2,400,000             46,495
 * PT Surabaya Agung Industri Pulp &
     Paper                                                               64,500                452
 * PT Surya Dumai Industri Tbk                                        3,298,500    $       121,804
 * PT Suryamas Dutamakmur                                               125,000                911
   PT Tempo Scan Pacific                                                471,500            353,425
 * PT Texmaco Jaya Tbk                                                   93,000             29,580
   PT Timah Tbk                                                       1,701,000            357,971
 * PT Trias Sentosa Tbk                                               9,198,400            193,523
   PT Trimegah Sec Tbk                                                9,961,000            145,636
   PT Tunas Ridean Tbk                                                1,987,000             72,735
   PT Ultrajaya Milk Industry & Trading
     Co.                                                                390,000             16,387
   PT Unggul Indah Corp. Tbk                                             48,239             12,157
 * PT United Tractors                                                 1,128,960            139,780
 * PT Wicaksana Overseas International                                   28,560                762
                                                                                   ---------------
TOTAL -- INDONESIA
   (Cost $8,401,293)                                                                    10,279,616
                                                                                   ---------------
POLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 * Amica Wronki SA                                                       18,410            219,619
 * Budimex SA                                                            28,076            346,729
 * Cersanit-Krasnystaw SA                                                22,217            568,274
 * Computerland SA                                                       14,630            454,902
   Debica SA                                                             19,184            660,176
 * Echo Investment SA                                                    19,155            428,928
 * Fabryki Mebli Forte SA                                                39,475            143,989
 * Farmacol SA                                                           39,250            286,331
 * Huta Ferrum SA                                                           309                522
 * Impexmetal SA                                                         23,067            202,975
   Kroscienskie Huty Szkla Krosno SA                                      2,000             56,629
 * Kutnowskie Zaklady Farmaceutyczne
     Polfa SA                                                             3,498            302,773
   Lentex SA                                                             13,464            104,686
 * Mostostal Export SA                                                   42,087             19,028
 * Mostostal Siedlce SA                                                  17,520             60,255
 * Mostostal Warszawa SA                                                 18,600             65,550
 * Mostostal Zabrze Holding SA                                           18,293              5,462
 * Netia Holdings SA                                                     43,672             48,949
 * Ocean Company SA                                                       8,530                270
 * Optimus Technologie                                                    7,500             20,951
   Orbis SA                                                              25,000            154,918
   Polifarb Cieszyn Wroclaw SA                                           98,435            266,097
   Polska Grupa Farmaceutyczna SA                                        22,323            326,151
 * Prosper SA                                                            12,770             55,559
   Przedsiebiorstwo Farmaceutyczne
     JELFA SA                                                            14,330            258,893
 * Przedsiebiorstwo Telekomunikacyjne
     Szeptel A.S.                                                        16,774             18,020
   Raciborska Fabryka Kotlow SA                                          37,758            140,498
 * Softbank SA                                                           44,730            247,912
 * Sokolowskie Zaklady Miesne SA                                        217,420            332,796
 * Stalexport SA                                                         11,514              9,582
 * Ster-Projekt SA                                                       20,650             78,855
 * Zaklad Przetworstwa Hutniczego
     Stalprodukt SA                                                       8,169            110,536
   Zaklady Metali Lekkich Kety SA                                        19,615            630,654
 * Zaklady Tluszcowe Kruszwica SA                                        23,610            242,897
                                                                                   ---------------
TOTAL -- POLAND
   (Cost $4,254,114)                                                                     6,870,366
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
 * Danubius Hotel & Spa RT                                               58,038    $     1,127,881
   Delmagyarorszagi Aramszolgaltato
     Demasz RT                                                           15,581            870,034
 * Fotex First Hungarian-American
     Photo Service Co.                                                  749,391            545,350
   Globus Konzervipari RT                                                92,126            380,252
 * Mezogazdasagi Gepgyarto
     Reszvenytarsasag (Mezogep)                                          67,414            324,636
 * North American Business Industries
     RT                                                                  51,024            215,902
 * Pannonplast P.L.C.                                                    39,441            303,215
 * Raba Hungarian Railway Carriage &
     Machine Works                                                      143,528            522,670
 * Synergon Information Systems Ltd.,
     Budapest                                                            30,190             59,952
 * Tiszantuli Aramszolgaltato RT Titasz,
     Debrecen                                                             1,801             88,333
 * Zwack Unicum Liqueur Industry &
     Trading Co., Ltd.                                                    1,100             39,822
                                                                                   ---------------
TOTAL -- HUNGARY
   (Cost $4,893,648)                                                                     4,478,047
                                                                                   ---------------
PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Alaska Milk Corp.                                                  1,404,000             74,143
 * Bacnotan Consolidated Industries, Inc.                               122,234             21,867
 * Bankard, Inc.                                                        412,000              6,731
 * Belle Corp.                                                       20,937,000            183,716
 * C & P Homes, Inc.                                                  6,477,000             19,714
 * Digital Telecommunications
     (Philippines), Inc.                                             20,973,000            243,553
   EDSA Properties Holdings, Inc.                                     1,759,970             15,585
 * EEI Corp.                                                          1,108,000              5,666
 * Fil-Estate Land, Inc.                                              3,170,700             14,823
 * Filinvest Development Corp.                                        4,664,500             78,854
 * Filinvest Land, Inc.                                              25,798,050            479,740
 * First E-Bank Corp.                                                    77,000              1,033
   Ginebra San Miguel, Inc.                                           1,065,200            551,888
 * Global Equities, Inc.                                                886,462                799
 * House of Investments, Inc.                                           732,000              4,714
   International Container Terminal
     Services, Inc.                                                   4,593,837            250,777
 * Ionics, Inc.                                                         769,825             16,360
 * iVantage Corp.                                                       593,400              3,985
   Keppel Philippines Marine, Inc.                                      610,000              2,946
 * Lepanto Consolidated Mining Co.
     Series B                                                         1,925,000              8,446
 * Mabuhay Holdings Corp.                                               516,000              1,200
 * Macroasia Corp.                                                    2,237,500             22,615
 * Manila Jockey Club, Inc.                                              65,311              8,763
 * Megaworld Properties & Holdings, Inc.                             21,843,500            438,408
 * Metro Pacific Corp.                                               45,763,860            213,325
 * Negros Navigation Co., Inc.                                           31,100                206
 * Philex Mining Corp. Series B                                         150,000                965
 * Philippine Bank of Communications                                     14,726             22,392
 * Philippine National Bank                                             929,975            396,208
 * Philippine National Construction Corp.                               173,000             10,058
   Philippine Savings Bank                                              317,212            153,215
 * Picop Resources, Inc.                                              1,125,000                725
 * Pilipino Telephone Corp.                                           1,692,000    $        53,833
 * Prime Orion Philippines, Inc.                                      2,920,000              8,346
   Republic Glass Holding Corp.                                         507,500             15,161
 * RFM Corp.                                                          2,378,934             27,054
   Robinson's Land Corp. Series B                                     3,402,000            108,328
   Security Bank Corp.                                                  320,842             96,127
   SM Development Corp.                                               4,971,000             94,492
   Soriano (A.) Corp.                                                 3,430,211             56,489
   Union Bank of the Philippines                                         47,500             19,546
 * United Paragon Mining Corp.                                          322,500                519
 * Universal Rightfield Property Holdings,
     Inc.                                                             1,062,000                532
   Universal Robina Corp.                                             3,158,100            378,318
 * Urban Bank, Inc.                                                       5,658                 53
 * Victorias Milling Co., Inc.                                          139,680              2,174
 * Vitarich Corp.                                                       176,000                819
                                                                                   ---------------
TOTAL -- PHILIPPINES
   (Cost $6,291,017)                                                                     4,115,211
                                                                                   ---------------
ARGENTINA -- (1.3%)
COMMON STOCKS -- (1.2%)
 * Acindar Industria Argentina de
     Aceros SA Series B                                                 459,031            442,533
 * Alpargatas SA Industrial y Comercial                                   1,007                502
 * Banco del Sud Sociedad Anonima
     Series B                                                            89,000             78,651
 * Banco Suquia SA                                                       76,789             12,215
 * Capex SA Series A                                                     26,370             26,905
 * Celulosa Argentina SA Series B                                         6,375              4,609
 * Central Costanera SA Series B                                         50,000             63,949
 * Central Puerto SA Series B                                            61,000             31,364
 * CINBA SA (Cia de Bebidao y
     Alimentos)                                                          15,000              7,809
   Cresud SA Comercial Industrial
     Financiera y Agropecuaria                                          155,401            154,810
   DYCASA SA (Dragados y
     Construcciones Argentina) Series B                                  23,052             19,483
 * Ferrum SA de Ceramica y Metalurgica
     Series B                                                            25,200             25,104
 * Fiplasto SA Comercial y Industrial
     Series B                                                             6,000              4,589
 * Garovaglio y Zorraquin SA                                             14,160              1,957
 * Importadora y Exportadora de la
     Patagonia Series B                                                  11,500             48,782
 * Introductora de Buenos Aires SA
     Series A                                                             9,832              6,161
 * IRSA Inversiones y Representaciones
     SA                                                                 306,635            214,813
 * Juan Minetti SA                                                      131,531            134,412
 * Ledesma S.A.A.I.                                                     387,128            223,929
 * Polledo SA Industrial y
     Constructora y Financiera                                           88,891             13,397
 * Quimica Estrella SA Series B                                          27,200              9,178
 * Renault Argentina SA                                                 624,451             98,328
 * Sol Petroleo SA                                                       50,662              8,303
   Solvay Indupa S.A.I.C.                                               370,500            307,178
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $2,583,593)                                                                     1,938,961
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
* Argentine Peso
    (Cost $214,576)                                                                $       215,240
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
* Quimica Estrella New Preferred Shares
    (Cost $3,163)                                                         3,260                974
                                                                                   ---------------
TOTAL -- ARGENTINA
   (Cost $2,801,332)                                                                     2,155,175
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $2,900,000 FHLB Notes
    3.375%, 06/15/04, valued at $2,947,125) to be
    repurchased at $2,903,287 (Cost $2,903,000)                 $         2,903          2,903,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $155,034,957)++                                                          $   171,352,129
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $155,035,503.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
UNITED STATES -- (84.6%)
COMMERCIAL PAPER -- (44.4%)
AIG Funding, Inc.
   0.990%, 06/03/04                                             $        18,494    $    18,492,951
Barton Capital Corp.
   1.030%, 06/11/04                                                      36,400         36,389,382
   1.030%, 06/17/04                                                      13,400         13,393,734
CBA (DE) Finance, Inc.
   1.030%, 06/11/04                                                       5,200          5,198,526
CDC Commercial Paper Corp.
   1.000%, 06/03/04                                                      45,500         45,497,420
   0.990%, 06/10/04                                                       9,000          8,997,705
Ciesco L.P.
   1.030%, 06/16/04                                                       8,200          8,196,412
   1.030%, 06/17/04                                                      28,800         28,786,533
   1.030%, 06/22/04                                                      14,000         13,991,327
Compass Securitization LLC
   1.030%, 06/04/04                                                      36,200         36,196,832
   1.030%, 06/16/04                                                      16,200         16,192,912
   1.040%, 06/18/04                                                       2,100          2,098,955
DuPont (E.I.) de Nemours & Co., Inc.
   1.000%, 06/07/04                                                       5,333          5,332,093
   1.040%, 07/16/04                                                      34,700         34,653,415
Electricite de France
   1.020%, 06/10/04                                                       3,400          3,399,133
   1.020%, 06/17/04                                                      43,800         43,780,141
Govco, Inc.
   1.050%, 07/01/04                                                       2,700          2,697,615
   1.070%, 07/19/04                                                      16,200         16,175,959
   1.130%, 07/27/04                                                      35,900         35,835,944
KFW International Finance, Inc.
   1.010%, 06/22/04                                                      13,900         13,891,730
Kittyhawk Funding Corp.
   1.030%, 06/02/04                                                      44,960         44,958,674
   1.030%, 06/09/04                                                       7,500          7,498,233
Marsh & McLennan Co., Inc.
   1.010%, 06/22/04                                                       4,100          4,097,561
Nestle Capital Corp.
   1.000%, 06/07/04                                                      24,300         24,295,869
Paccar Financial Corp.
   0.980%, 06/01/04                                                      35,000         35,000,000
Pfizer, Inc.
   1.040%, 07/12/04                                                      45,000         44,945,726
Rabobank
   1.030%, 06/01/04                                                      54,800         54,800,000
Sheffield Receivables Corp.
   1.040%, 06/22/04                                                      18,260         18,248,580
   1.040%, 06/25/04                                                       8,560          8,553,893
   1.040%, 06/28/04                                                       6,200          6,195,025
Siemens Capital Corp.
   1.010%, 06/02/04                                                      46,200         46,198,688
   1.000%, 06/03/04                                                       2,600          2,599,853
   1.000%, 06/07/04                                             $         1,600    $     1,599,728
UBS Finance Delaware, Inc.
   1.015%, 06/01/04                                                      46,500         46,500,000
United Parcel Service, Inc.
   0.960%, 06/01/04                                                      32,900         32,900,000
Windmill Funding Corp.
   1.030%, 06/03/04                                                       3,300          3,299,806
   1.030%, 06/14/04                                                      30,129         30,117,467
   1.080%, 07/06/04                                                      10,500         10,488,934
   1.080%, 07/07/04                                                       9,040          9,030,174
                                                                                   ---------------
TOTAL COMMERCIAL PAPER
  (Cost $820,533,987)                                                                  820,526,930
                                                                                   ---------------
AGENCY OBLIGATIONS -- (24.1%)
Federal Farm Credit Bank
   1.850%, 03/03/06                                                      28,000         27,602,624
Federal Home Loan Bank
   2.125%, 11/15/05                                                      19,300         19,210,718
   2.500%, 11/15/05                                                      22,500         22,525,425
   2.250%, 12/15/05                                                      27,000         26,904,366
   2.375%, 02/15/06                                                      27,000         26,866,728
   2.250%, 05/15/06                                                      34,400         34,031,851
Federal Home Loan Mortgage
  Corporation
   5.250%, 01/15/06                                                      76,000         79,272,712
   1.875%, 02/15/06                                                      16,000         15,821,456
Federal National Mortgage Association
   2.000%, 01/15/06                                                     115,000        114,007,090
   5.500%, 02/15/06                                                      24,000         25,136,904
   2.125%, 04/15/06                                                      55,000         54,388,400
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $449,991,031)                                                                  445,768,274
                                                                                   ---------------
BONDS -- (16.1%)
Bayerische Landesbank
   2.500%, 04/28/06                                                      55,200         54,493,164
Citigroup, Inc.
   6.750%, 12/01/05                                                      44,125         46,825,097
General Electric Capital Corp.
   6.800%, 11/01/05                                                      10,083         10,683,624
   2.000%, 01/30/06                                                      22,700         22,438,791
   2.850%, 01/30/06                                                      16,000         16,045,200
   5.350%, 03/30/06                                                       5,500          5,745,987
Gillette Co.
   4.000%, 06/30/05                                                       9,400          9,574,652
KFW International Finance, Inc.
   2.500%, 10/17/05                                                      37,000         37,169,238
Swiss Bank Corp. New York
   6.750%, 07/15/05                                                       3,400          3,567,967
Toyota Motor Credit Corp.
   2.070%, 10/31/05                                                      40,500         40,531,104
   2.800%, 01/18/06                                                       3,350          3,388,843

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
Wells Fargo & Co.
   7.250%, 08/24/05                                             $        36,000    $    38,124,036
   6.125%, 02/15/06                                                       9,000          9,517,320
                                                                                   ---------------
TOTAL BONDS
  (Cost $300,108,831)                                                                  298,105,023
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $1,570,633,849)                                                              1,564,400,227
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (8.9%)
BONDS -- (8.9%)
Asian Development Bank
   2.375%, 03/15/06                                                      12,600         12,594,317
European Investment Bank
   5.625%, 01/24/06                                                      17,300         18,173,667
Inter-American Development Bank
   6.125%, 03/08/06                                                      55,000         58,344,000
Nordic Investment Bank
   2.750%, 01/11/06                                                      54,500         54,631,182
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
   5.000%, 03/28/06                                                      19,600         20,416,340
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $166,192,840)                                                                  164,159,506
                                                                                   ---------------
CANADA -- (5.0%)
BONDS -- (5.0%)
Canada (Government of)
   6.375%, 07/21/05                                                      20,000         20,984,000
Export Development Corp.
   2.750%, 12/12/05                                             $        14,500    $    14,592,409
Ontario, Province of
   6.000%, 02/21/06                                                      55,000         57,883,485
                                                                                   ---------------
TOTAL -- CANADA
  (Cost $94,740,532)                                                                    93,459,894
                                                                                   ---------------
FINLAND -- (1.3%)
BONDS -- (1.3%)
Republic of Finland
   5.875%, 02/27/06                                                      22,100         23,338,771
                                                                                   ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $4,806,000 FHLB
  Notes 1.625%, 06/15/05, valued at
  $4,824,263) to be repurchased at
  $4,752,470 (Cost $4,752,000)                                            4,752          4,752,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,859,950,072)++                                                          $ 1,850,110,398
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $1,859,950,072.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
UNITED STATES -- (59.8%)
AGENCY OBLIGATIONS -- (44.7%)
Federal Farm Credit Bank
   1.760%, 09/22/05                                             $        13,000    $    12,914,174
   2.625%, 12/15/05                                                       5,225          5,235,894
   1.850%, 03/03/06                                                     131,935        130,062,578
   2.500%, 03/15/06                                                       9,125          9,091,201
Federal Home Loan Bank
   2.125%, 11/15/05                                                      29,300         29,164,458
   2.500%, 11/15/05                                                      15,500         15,517,515
   2.250%, 12/15/05                                                      47,000         46,833,526
   2.500%, 12/15/05                                                       8,000          8,001,680
   2.000%, 02/13/06                                                      66,000         65,304,096
   2.250%, 05/15/06                                                      13,000         12,860,874
Federal Home Loan Mortgage
  Corporation
   5.250%, 01/15/06                                                      25,000         26,076,550
   1.875%, 02/15/06                                                      76,000         75,151,916
   2.375%, 04/15/06                                                      10,000          9,951,850
   2.125%, 11/15/05                                                      49,000         48,824,874
Federal National Mortgage Association
   2.875%, 10/15/05                                                      25,000         25,176,125
   6.000%, 12/15/05                                                       7,500          7,899,293
   2.000%, 01/15/06                                                      54,000         53,533,764
   5.500%, 02/15/06                                                      49,000         51,321,179
   2.125%, 04/15/06                                                      28,000         27,688,640
   2.250%, 05/15/06                                                       9,000          8,898,237
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $676,442,377)                                                                  669,508,424
                                                                                   ---------------
BONDS -- (15.1%)
Bayerische Landesbank
   2.500%, 04/28/06                                                      42,400         41,857,068
Citigroup, Inc.
   6.750%, 12/01/05                                                      37,025         39,290,634
General Electric Capital Corp.
   2.000%, 01/30/06                                                      30,000         29,654,790
   2.850%, 01/30/06                                                       3,000          3,008,475
   5.350%, 03/30/06                                                       4,000          4,178,900
KFW International Finance, Inc.
   2.500%, 10/17/05                                                      31,000         31,141,794
Toyota Motor Credit Corp.
   2.070%, 10/31/05                                                      32,000         32,024,576
   4.050%, 01/26/06                                                       4,000          4,086,800
Wells Fargo & Co.
   7.250%, 08/24/05                                                      32,380         34,290,452
   6.125%, 02/15/06                                                       5,500          5,816,140
                                                                                   ---------------
TOTAL BONDS
  (Cost $226,895,340)                                                                  225,349,629
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $903,337,717)                                                                  894,858,053
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (14.7%)
BONDS -- (14.7%)
African Development Bank
   3.250%, 07/29/05                                             $        20,000    $    20,229,780
Asian Development Bank
   2.375%, 03/15/06                                                       9,400          9,395,761
Council of Europe Social Development
  Fund
   4.875%, 10/27/05                                                      31,500         32,565,330
European Investment Bank
   5.625%, 01/24/06                                                      25,700         26,997,876
   5.250%, 02/01/06                                                       5,000          5,221,000
Inter-American Development Bank
   6.125%, 03/08/06                                                      41,800         44,341,440
Nordic Investment Bank
   2.750%, 01/11/06                                                      42,500         42,602,297
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
   5.000%, 11/04/05                                                      37,500         38,846,250
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $222,137,169)                                                                  220,199,734
                                                                                   ---------------
CANADA -- (5.3%)
BONDS -- (5.3%)
Canada (Government of)
   6.375%, 07/21/05                                                      16,000         16,787,200
Export Development Corp.
   2.750%, 12/12/05                                                       8,600          8,654,808
Manitoba, Province of
   2.750%, 01/17/06                                                      10,000         10,052,830
Ontario, Province of
   6.000%, 02/21/06                                                      42,000         44,201,934
                                                                                   ---------------
TOTAL BONDS
  (Cost $80,720,026)                                                                    79,696,772
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Canadian Dollars
  (Cost $367)                                                                                  382
                                                                                   ---------------
TOTAL -- CANADA
  (Cost $80,720,393)                                                                    79,697,154
                                                                                   ---------------
NETHERLANDS -- (4.8%)
BONDS -- (4.8%)
Bank Nederlandse Gemeenten
   4.375%, 12/30/05                                                      37,500         38,545,500
Nederlandse Waterschapsbank NV
   5.000%, 09/19/05                                                      21,819         22,549,937
   4.250%, 12/28/05                                                      10,000         10,267,000
                                                                                   ---------------
TOTAL  NETHERLANDS
  (Cost $71,931,831)                                                                    71,362,437
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
SWEDEN -- (4.8%)
BONDS -- (4.8%)
Sweden (Kingdom of)
   4.375%, 12/20/05                                             $        39,500    $    40,712,650
Swedish Export Credit Corp.
   3.000%, 09/30/05                                                      30,000         30,243,900
                                                                                   ---------------
TOTAL  SWEDEN
  (Cost $71,432,251)                                                                    70,956,550
                                                                                   ---------------
GERMANY -- (3.5%)
BONDS -- (3.5%)
Landesbank Baden-Wuerttemberg
   7.000%, 10/05/05                                                      10,000         10,599,000
Landeskreditbank Baden-
  Wuerttemberg - Foerderbank
   4.500%, 12/30/05                                                       7,000          7,213,500
Landwirtschaftliche Rentenbank
   5.000%, 09/19/05                                                      15,000         15,502,500
   6.625%, 12/08/05                                                      18,500         19,641,450
                                                                                   ---------------
TOTAL  GERMANY
  (Cost $53,165,203)                                                                    52,956,450
                                                                                   ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Instituto de Credito Oficial
   2.750%, 12/05/05                                                      17,000         17,076,330
   2.375%, 04/18/06                                                      22,000         21,876,140
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $39,085,523)                                                                    38,952,470
                                                                                   ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
BP Capital Markets P.L.C
   4.625%, 12/12/05                                                       5,000          5,157,500
Landesbank Baden-Wuerttemberg
  Capital Markets PLC
   5.500%, 02/23/06                                             $        15,000    $    15,694,500
                                                                                   ---------------
TOTAL  UNITED KINGDOM
  (Cost $21,062,029)                                                                    20,852,000
                                                                                   ---------------
FINLAND -- (1.4%)
BONDS -- (1.4%)
Republic of Finland
   5.875%, 02/27/06                                                      19,500         20,593,033
                                                                                   ---------------
FRANCE -- (1.1%)
BONDS -- (1.1%)
ELF Aquitaine SA Medium Term Notes
   7.000%, 10/05/05                                                      16,000         16,948,800
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency
  (Cost $1,432)                                                                              1,903
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $9,558,000 FNMA
  Discount Notes 0.96%, 06/16/04,
  valued at $9,553,221) to be
  repurchased at $9,412,931
  (Cost $9,412,000)                                                       9,412          9,412,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,510,208,671)++                                                          $ 1,496,790,584
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $1,510,208,671.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                            THE U.S.      THE ENHANCED      THE U.S.       THE U.S.
                                                             LARGE         U.S. LARGE       LARGE CAP      SMALL XM
                                                            COMPANY         COMPANY           VALUE          VALUE
                                                            SERIES          SERIES           SERIES         SERIES
                                                         -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $390,011, $0, $459,183
   and $16,451 of securities on loan, respectively)      $   3,719,940   $     171,477   $   3,662,375   $     208,512
Cash                                                             3,729               1               1              --
Receivables:
   Investment Securities Sold                                       --              --             605           4,746
   Dividends, Interest, and Tax Reclaims                         5,142           1,482           5,373             140
   Securities Lending Income                                        17              --              20               5
   Fund Shares Sold                                              1,653              32           3,543              --
Prepaid Expenses and Other Assets                                   24               4              13               2
                                                         -------------   -------------   -------------   -------------
     Total Assets                                            3,730,505         172,996       3,671,930         213,405
                                                         -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                             402,677              --         474,214          17,443
   Investment Securities Purchased                                  --              --          21,826              --
   Fund Shares Redeemed                                          2,119              --              96           1,089
   Loan Payable                                                     --              --              --           1,261
   Due to Advisor                                                   68               7             257              16
Unrealized Loss on Swap Contracts                                   --             181              --              --
Payable for Futures Margin Variation                               139             309              --              --
Accrued Expenses and Other Liabilities                             270              32             201              30
                                                         -------------   -------------   -------------   -------------
     Total Liabilities                                         405,273             529         496,594          19,839
                                                         -------------   -------------   -------------   -------------
NET ASSETS                                               $   3,325,232   $     172,467   $   3,175,336   $     193,566
                                                         =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                                  N/A      20,467,890     188,406,260      17,342,825
                                                         =============   =============   =============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 N/A   $        8.43   $       16.85   $       11.16
                                                         =============   =============   =============   =============
Investments at Cost                                      $   3,054,407   $     172,283   $   3,112,874   $     208,067
                                                         =============   =============   =============   =============

                                                           THE U.S.        THE U.S.        THE U.S.         THE DFA
                                                           SMALL CAP        SMALL           MICRO        INTERNATIONAL
                                                         VALUE SERIES     CAP SERIES      CAP SERIES     VALUE SERIES
                                                         -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $314,398, $116,349,
   $130,638 and $419,174 of securities on loan,
   respectively)                                         $   5,478,647   $   1,873,221   $   2,884,329   $   2,449,899
Cash                                                                 1               1              --              15
Receivables:
   Investment Securities Sold                                   27,863           6,981          11,865           3,463
   Dividends, Interest, and Tax Reclaims                         2,678             794             953           8,315
   Securities Lending Income                                       201              66             223             371
   Fund Shares Sold                                              1,631           1,923             965             812
Prepaid Expenses and Other Assets                                   24              15              40              13
                                                         -------------   -------------   -------------   -------------
     Total Assets                                            5,511,045       1,883,001       2,898,375       2,462,888
                                                         -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                             334,845         123,459         141,682         442,002
   Investment Securities Purchased                              10,104          12,887          17,913           3,476
   Fund Shares Redeemed                                             --              --              --             335
   Due to Advisor                                                  842              43             225             324
Accrued Expenses and Other Liabilities                             329             127             202             219
                                                         -------------   -------------   -------------   -------------
     Total Liabilities                                         346,120         136,516         160,022         446,356
                                                         -------------   -------------   -------------   -------------
NET ASSETS                                               $   5,164,925   $   1,746,485   $   2,738,353   $   2,016,532
                                                         =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                          251,552,029     120,164,188     254,180,878     144,560,171
                                                         =============   =============   =============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                       $       20.53   $       14.53   $       10.77   $       13.95
                                                         =============   =============   =============   =============
Investments at Cost                                      $   4,514,845   $   1,663,626   $   2,200,867   $   2,082,685
                                                         =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                                                               THE             THE         THE UNITED        THE
                                                            JAPANESE       PACIFIC RIM       KINGDOM      CONTINENTAL
                                                              SMALL           SMALL           SMALL          SMALL
                                                             COMPANY         COMPANY         COMPANY        COMPANY
                                                             SERIES          SERIES          SERIES          SERIES
                                                         -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $101,833, $14,580, $0,
   and $102,476 of securities on loan, respectively)     $     544,495   $     205,501   $     273,672   $     661,841
Cash                                                                16              16              15              15
Receivables:
   Investment Securities Sold                                       --              60             297           1,176
   Dividends, Interest, and Tax Reclaims                         3,087             421           1,156           2,111
   Securities Lending Income                                       120              26              --             119
   Fund Shares Sold                                                 43               7             910               4
Prepaid Expenses and Other Assets                                    2               1               2               2
                                                         -------------   -------------   -------------   -------------
     Total Assets                                              547,763         206,032         276,052         665,268
                                                         -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                             109,273          19,379              --         107,734
   Investment Securities Purchased                               4,033           2,489             194             147
   Fund Shares Redeemed                                             13              --              --              40
   Due to Advisor                                                   35              15              22              45
Accrued Expenses and Other Liabilities                              72              49              60              87
                                                         -------------   -------------   -------------   -------------
     Total Liabilities                                         113,426          21,932             276         108,053
                                                         -------------   -------------   -------------   -------------
NET ASSETS                                               $     434,337   $     184,100   $     275,776   $     557,215
                                                         =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                                  N/A             N/A             N/A             N/A
                                                         =============   =============   =============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 N/A             N/A             N/A             N/A
                                                         =============   =============   =============   =============
Investments at Cost                                      $     602,564   $     228,420   $     208,866   $     498,966
                                                         =============   =============   =============   =============

                                                             THE         THE EMERGING       THE DFA         THE DFA
                                                           EMERGING         MARKETS        ONE-YEAR      TWO-YEAR GLOBAL
                                                            MARKETS        SMALL CAP     FIXED INCOME    FIXED INCOME
                                                            SERIES          SERIES          SERIES          SERIES
                                                         -------------   -------------   -------------   ---------------
ASSETS:
Investments at Value                                     $     792,644   $     171,352   $   1,850,110   $     1,496,791
Cash                                                                16             757               1                16
Receivables:
   Investment Securities Sold                                       15              35              --            23,109
   Dividends, Interest, and Tax Reclaims                         1,951             369          11,050            18,709
   Fund Shares Sold                                                487             264              --             1,333
Prepaid Expenses and Other Assets                                    4               1               7                 7
                                                         -------------   -------------   -------------   ---------------
     Total Assets                                              795,117         172,778       1,861,168         1,539,965
                                                         -------------   -------------   -------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               5,461             801              --            21,938
   Fund Shares Redeemed                                             --              --          42,100                --
   Due to Advisor                                                   51              28              77                63
Deferred Thailand Capital Gains Tax                              3,275             665              --                --
Deferred Chilean Repatriation Tax                                   26              --              --                --
Accrued Expenses and Other Liabilities                             180              60             108               108
                                                         -------------   -------------   -------------   ---------------
     Total Liabilities                                           8,993           1,554          42,285            22,109
                                                         -------------   -------------   -------------   ---------------
NET ASSETS                                               $     786,124   $     171,224   $   1,818,883   $     1,517,856
                                                         =============   =============   =============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                  N/A             N/A     181,594,608       151,720,843
                                                         =============   =============   =============   ===============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 N/A             N/A   $       10.02   $         10.00
                                                         =============   =============   =============   ===============
Investments at Cost                                      $     651,112   $     155,035   $   1,859,950   $     1,510,209
                                                         =============   =============   =============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                            THE U.S.      THE ENHANCED       THE U.S.        THE U.S.
                                                             LARGE         U.S. LARGE        LARGE CAP       SMALL XM
                                                            COMPANY         COMPANY           VALUE            VALUE
                                                            SERIES           SERIES           SERIES          SERIES
                                                         -------------    -------------    -------------   -------------
INVESTMENT INCOME
   Dividends                                             $      26,657               --    $      23,072   $         989
   Interest                                                        266    $       1,216              173              15
   Income from Securities Lending                                  171               --              174              39
                                                         -------------    -------------    -------------   -------------
        Total Investment Income                                 27,094            1,216           23,419           1,043
                                                         -------------    -------------    -------------   -------------
EXPENSES
   Investment Advisory Services                                    408               40            1,467             101
   Accounting & Transfer Agent Fees                                244               83              444              16
   Custodian Fees                                                   56               14              139              10
   Legal Fees                                                       13                1               10               1
   Audit Fees                                                       21                1               19               5
   S&P 500 Fees                                                     38                3               --              --
   Shareholders' Reports                                            28                1               25               5
   Trustees' Fees and Expenses                                      29                1               15               2
   Other                                                            30                4               33               5
                                                         -------------    -------------    -------------   -------------
        Total Expenses                                             867              148            2,152             145
                                                         -------------    -------------    -------------   -------------
   NET INVESTMENT INCOME (LOSS)                                 26,227            1,068           21,267             898
                                                         -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                            (2,018)             113           22,742          10,993
   Net Realized Gain (Loss) on Futures                           8,199           15,355               --              --
   Net Realized Gain (Loss) on Swap Contracts                       --            2,119               --              --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                     172,722             (556)         206,595           9,190
     Futures                                                    (1,635)          (8,370)              --              --
     Swap Contracts                                                 --             (491)              --              --
                                                         -------------    -------------    -------------   -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                    177,268            8,170          229,337          20,183
                                                         -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $     203,495    $       9,238    $     250,604   $      21,081
                                                         =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                           THE U.S.         THE U.S.        THE U.S.          THE DFA
                                                           SMALL CAP          SMALL           MICRO        INTERNATIONAL
                                                             VALUE             CAP             CAP             VALUE
                                                            SERIES           SERIES          SERIES           SERIES
                                                         -------------   -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of ($0, $0, $0 and $3,065, respectively)            $      17,596    $       6,892   $       9,133    $      27,015
   Interest                                                        345              104             157              115
   Income from Securities Lending                                1,274              462           1,233            1,369
                                                         -------------    -------------   -------------    -------------
        Total Investment Income                                 19,215            7,458          10,523           28,499
                                                         -------------    -------------   -------------    -------------
EXPENSES
   Investment Advisory Services                                  5,027              244           1,415            1,881
   Accounting & Transfer Agent Fees                                761              251             428              483
   Custodian Fees                                                  239               79             135              290
   Legal Fees                                                       15                5               9                6
   Audit Fees                                                       33               11              18                7
   Shareholders' Reports                                            44               14              25               11
   Trustees' Fees and Expenses                                      32                8              15                4
   Other                                                            43               19              21               27
                                                         -------------    -------------    ------------    -------------
        Total Expenses                                           6,194              631           2,066            2,709
                                                         -------------    -------------    ------------    -------------
   NET INVESTMENT INCOME (LOSS)                                 13,021            6,827           8,457           25,790
                                                         -------------    -------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                           292,493           42,483         199,296           50,698
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                          --               --              --                4
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                142,085           22,170         (73,383)         134,458
   Translation of Foreign Currency Denominated
     Amounts                                                        --               --              --             (180)
                                                         -------------    -------------    ------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                          434,578           64,653         125,913          184,980
                                                         -------------    -------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $     447,599    $      71,480   $     134,370    $     210,770
                                                         =============    =============   =============    =============

                 See accompanying Notes to Financial Statements.

                                                                              THE           THE UNITED          THE
                                                         THE JAPANESE     PACIFIC RIM         KINGDOM        CONTINENTAL
                                                             SMALL           SMALL             SMALL           SMALL
                                                            COMPANY         COMPANY           COMPANY         COMPANY
                                                            SERIES          SERIES            SERIES          SERIES
                                                         -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     ($262, $93, $349 and $1,233, respectively)          $       3,501    $       3,523    $       3,415    $       7,595
   Interest                                                         40               19               22               44
   Income from Securities Lending                                  675              153               --              582
                                                         -------------    -------------    -------------    -------------
        Total Investment Income                                  4,216            3,695            3,437            8,221
                                                         -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                    191               91              125              259
   Accounting & Transfer Agent Fees                                222              117              162              265
   Custodian Fees                                                  100              103               51              169
   Legal Fees                                                        1                1                1                2
   Audit Fees                                                        2                1                1                3
   Shareholders' Reports                                             3               --                2                4
   Trustees' Fees and Expenses                                       2                1                1                3
   Other                                                            12                1                8               18
                                                         -------------    -------------    -------------    -------------
        Total Expenses                                             533              315              351              723
                                                         -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                  3,683            3,380            3,086            7,498
                                                         -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                              (787)           6,588            2,115            4,979
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                   51               35              (73)              (6)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                 74,747           (8,333)          24,616           43,996
   Translation of Foreign Currency Denominated
     Amounts                                                      (150)               4               16                9
                                                         -------------    -------------    -------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                           73,861           (1,706)          26,674           48,978
                                                         -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $      77,544    $       1,674    $      29,760    $      56,476
                                                         =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                              THE
                                                              THE           EMERGING          THE DFA           THE DFA
                                                           EMERGING          MARKETS         ONE-YEAR       TWO-YEAR GLOBAL
                                                            MARKETS         SMALL CAP       FIXED INCOME      FIXED INCOME
                                                            SERIES           SERIES           SERIES            SERIES
                                                         -------------    -------------    -------------    ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,516,
     $211, $0 and $0, respectively)                      $      11,067    $       1,824               --                 --
   Interest                                                         69               20    $      12,886    $        12,606
                                                         -------------    -------------    -------------    ---------------
        Total Investment Income                                 11,136            1,844           12,886             12,606
                                                         -------------    -------------    -------------    ---------------
EXPENSES
   Investment Advisory Services                                    378              151              432                342
   Accounting & Transfer Agent Fees                                332               98              197                350
   Custodian Fees                                                  437              171               75                 55
   Legal Fees                                                        2                1                5                  4
   Audit Fees                                                        5                1               11                  8
   Shareholders' Reports                                             7                2               14                 12
   Trustees' Fees and Expenses                                       4                1                9                 11
   Other                                                            26                8               15                 12
                                                         -------------    -------------    -------------    ---------------
        Total Expenses                                           1,191              433              758                794
                                                         -------------    -------------    -------------    ---------------
   NET INVESTMENT INCOME (LOSS)                                  9,945            1,411           12,128             11,812
                                                         -------------    -------------    -------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                             2,133            7,538            1,326              1,562
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                 (575)              62               --                 --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                 43,011           (2,301)          (7,025)            (9,700)
   Translation of Foreign Currency Denominated
     Amounts                                                       (59)             (10)              --                 --
   Deferred Thailand Capital Gains Tax                            (584)             274               --                 --
                                                         -------------    -------------    -------------    ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                           43,926            5,563           (5,699)            (8,138)
                                                         -------------    -------------    -------------    ---------------
Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       $      53,871    $       6,974    $       6,429    $         3,674
                                                         =============    =============    =============    ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.                        THE ENHANCED
                                                            LARGE COMPANY                  U.S. LARGE COMPANY
                                                               SERIES                            SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR            SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004            2003              2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      26,227    $      45,762    $       1,068    $       1,729
   Net Realized Gain (Loss) on
    Investment Securities Sold                            (2,018)        (137,474)             113              983
   Net Realized Gain (Loss) on Futures                     8,199            9,903           15,355           12,294
   Net Realized Gain (Loss) on
    Swap Contracts                                            --               --            2,119            5,138
   Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and
       Foreign Currency                                  172,722          447,952             (556)            (661)
      Futures                                             (1,635)          (3,012)          (8,370)           1,356
      Swap Contracts                                          --               --             (491)          (1,671)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            203,495          363,131            9,238           19,168
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                      --               --             (689)          (1,810)
   Net Short-Term Gains                                       --               --               --               --
   Net Long-Term Gains                                        --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                       --               --             (689)          (1,810)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                              --               --           30,584           54,067
   Shares Issued in Lieu of Cash
    Distributions                                             --               --              683            1,747
   Shares Redeemed                                            --               --           (8,827)         (33,101)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                        --               --           22,440           22,713
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                         309,693          547,508               --               --
   Withdrawals                                          (188,953)        (533,199)              --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from
    Transactions in Interest                             120,740           14,309               --               --
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            324,235          377,440           30,989           40,071

NET ASSETS
   Beginning of Period                                 3,000,997        2,623,557          141,478          101,407
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   3,325,232    $   3,000,997    $     172,467    $     141,478
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                             N/A              N/A            3,608            7,604
   Shares Issued in Lieu of
    Cash Distributions                                                                          81              250
   Shares Redeemed                                                                          (1,042)          (4,572)
                                                                                     -------------    -------------
                                                                                             2,647            3,282
                                                                                     =============    =============

                                                              THE U.S.                          THE U.S.
                                                          LARGE CAP VALUE                    SMALL XM VALUE
                                                               SERIES                            SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS         YEAR          SIX MONTHS          YEAR
                                                       ENDED           ENDED            ENDED             ENDED
                                                       MAY 31,        NOV. 30,         MAY 31,           NOV. 30,
                                                       2004            2003             2004              2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      21,267    $      31,384    $         898    $       4,044
   Net Realized Gain (Loss) on
    Investment Securities Sold                            22,742          (48,309)          10,993           64,047
   Net Realized Gain (Loss) on Futures                        --               --               --               --
   Net Realized Gain (Loss) on
    Swap Contracts                                            --               --               --               --
   Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and
       Foreign Currency                                  206,595          415,785            9,190           41,676
      Futures                                                 --               --               --               --
      Swap Contracts                                          --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            250,604          398,860           21,081          109,767
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                 (11,755)         (31,464)            (486)          (2,339)
   Net Short-Term Gains                                       --               --          (10,132)              --
   Net Long-Term Gains                                        --               --          (10,283)         (78,781)
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                  (11,755)         (31,464)         (20,901)         (81,120)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         437,618          495,839           39,702           58,299
   Shares Issued in Lieu of Cash
    Distributions                                         11,311           31,027           20,807           81,120
   Shares Redeemed                                       (23,104)        (121,409)         (46,531)        (793,214)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   425,825          405,457           13,978         (653,795)
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                              --               --               --               --
   Withdrawals                                                --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from
    Transactions in Interest                                  --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            664,674          772,853           14,159         (625,148)

NET ASSETS
   Beginning of Period                                 2,510,662        1,737,809          179,407          804,555
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   3,175,336    $   2,510,662    $     193,566    $     179,407
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          26,167           36,572            3,592            7,476
   Shares Issued in Lieu of
    Cash Distributions                                       682            2,270            1,989           10,215
   Shares Redeemed                                        (1,402)          (9,461)          (4,172)         (90,343)
                                                   -------------    -------------    -------------    -------------
                                                          25,447           29,381            1,409          (72,652)
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                               THE U.S.                        THE U.S.
                                                           SMALL CAP VALUE                     SMALL CAP
                                                               SERIES                           SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR            SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004            2003              2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      13,021    $      25,250    $       6,827    $       8,625
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      292,493          354,502           42,483           11,512
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --               --               --               --
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                     142,085        1,007,496           22,170          370,338
   Translation of Foreign Currency
    Denominated Amounts                                       --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            447,599        1,387,248           71,480          390,475
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                  (5,150)         (26,137)          (2,129)          (8,820)
   Net Short-Term Gains                                  (55,750)              --             (639)              --
   Net Long-Term Gains                                  (300,806)        (230,313)              --               --
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                 (361,706)        (256,450)          (2,768)          (8,820)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         454,172          469,039          415,250          397,476
   Shares Issued in Lieu of Cash Distributions           353,472          252,312            2,549            8,584
   Shares Redeemed                                      (246,666)        (482,875)        (208,512)        (171,130)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   560,978          238,476          209,287          234,930
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            646,871        1,369,274          277,999          616,585

NET ASSETS
   Beginning of Period                                 4,518,054        3,148,780        1,468,486          851,901
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   5,164,925    $   4,518,054    $   1,746,485    $   1,468,486
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          21,849           29,244           28,514           34,897
   Shares Issued in Lieu of Cash Distributions            18,258           17,959              183              658
   Shares Redeemed                                       (12,181)         (32,884)         (14,671)         (15,197)
                                                   -------------    -------------    -------------    -------------
                                                          27,926           14,319           14,026           20,358
                                                   =============    =============    =============    =============

                                                               THE U.S.                         THE DFA
                                                              MICRO CAP                    INTERNATIONAL VALUE
                                                               SERIES                           SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR           SIX MONTHS          YEAR
                                                      ENDED            ENDED             ENDED           ENDED
                                                      MAY 31,         NOV. 30,           MAY 31,         NOV. 30,
                                                       2004             2003              2004            2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       8,457    $      13,103    $      25,790    $      31,730
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      199,296           57,916           50,698           (3,540)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --               --                4              205
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                     (73,383)         809,548          134,458          379,196
   Translation of Foreign Currency
    Denominated Amounts                                       --               --             (180)             114
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            134,370          880,567          210,770          407,705
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                  (2,512)         (12,775)          (7,625)         (30,082)
   Net Short-Term Gains                                  (35,169)              --               --               --
   Net Long-Term Gains                                   (22,357)         (22,183)              --           (1,177)
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                  (60,038)         (34,958)          (7,625)         (31,259)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         212,705          339,392          292,065          542,740
   Shares Issued in Lieu of Cash Distributions            56,959           34,293            7,625           31,258
   Shares Redeemed                                      (229,686)        (206,440)         (91,081)        (471,133)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                    39,978          167,245          208,609          102,865
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            114,309        1,012,854          411,754          479,311

NET ASSETS
   Beginning of Period                                 2,624,043        1,611,189        1,604,778        1,125,467
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   2,738,353    $   2,624,043    $   2,016,532    $   1,604,778
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          19,264           43,658           21,290           53,795
   Shares Issued in Lieu of Cash Distributions             5,525            4,472              583            2,986
   Shares Redeemed                                       (20,967)         (24,233)          (6,742)         (47,941)
                                                   -------------    -------------    -------------    -------------
                                                           3,822           23,897           15,131            8,840
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                           THE JAPANESE                     THE PACIFIC RIM
                                                          SMALL COMPANY                      SMALL COMPANY
                                                              SERIES                             SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS        YEAR           SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004             2003             2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       3,683    $       3,245    $       3,380    $       4,147
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         (787)         (18,120)           6,588             (436)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              51               54               35               18
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  74,747          101,101           (8,333)          56,281
   Translation of Foreign Currency
    Denominated Amounts                                     (150)              16                4                4
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             77,544           86,296            1,674           60,014
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                          77,473           53,153           31,319           25,155
   Withdrawals                                            (4,379)         (50,797)          (5,658)         (50,041)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                           73,094            2,356           25,661          (24,886)
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            150,638           88,652           27,335           35,128

NET ASSETS
   Beginning of Period                                   283,699          195,047          156,765          121,637
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $     434,337    $     283,699    $     184,100    $     156,765
                                                   =============    =============    =============    =============

                                                         THE UNITED KINGDOM                 THE CONTINENTAL
                                                            SMALL COMPANY                    SMALL COMPANY
                                                               SERIES                           SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS        YEAR           SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004             2003             2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       3,086    $       3,789    $       7,498    $       7,753
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        2,115           (1,016)           4,979           12,045
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (73)              30               (6)             315
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  24,616           42,580           43,996          120,867
   Translation of Foreign Currency
    Denominated Amounts                                       16                5                9               69
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             29,760           45,388           56,476          141,049
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                          87,100           41,630           61,448           97,585
   Withdrawals                                            (2,001)         (25,000)          (9,116)         (53,295)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                           85,099           16,630           52,332           44,290
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            114,859           62,018          108,808          185,339

NET ASSETS
   Beginning of Period                                   160,917           98,899          448,407          263,068
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $     275,776    $     160,917    $     557,215    $     448,407
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                                THE
                                                                 THE                          EMERGING
                                                           EMERGING MARKETS                MARKETS SMALL CAP
                                                               SERIES                          SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR            SIX MONTHS         YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004            2003              2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       9,945    $       9,466    $       1,411    $       1,764
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        2,133           (6,216)           7,538              332
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                            (575)            (283)              62             (143)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  43,011          148,355           (2,301)          32,404
   Translation of Foreign Currency
    Denominated Amounts                                      (59)              10              (10)              --
   Deferred Thailand Capital Gains Tax                      (584)          (1,826)             274             (720)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             53,871          149,506            6,974           33,637
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                      --               --               --               --
   Net Short-Term Gains                                       --               --               --               --
   Net Long-Term Gains                                        --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                       --               --               --               --
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                              --               --               --               --
   Shares Issued in Lieu of Cash Distributions                --               --               --               --
   Shares Redeemed                                            --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital Share
    Transactions                                              --               --               --               --
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                         164,440          156,160           48,528           36,904
   Withdrawals                                           (39,748)         (41,298)          (2,022)          (1,126)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                          124,692          114,862           46,506           35,778
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            178,563          264,368           53,480           69,415

NET ASSETS
   Beginning of Period                                   607,561          343,193          117,744           48,329
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $     786,124    $     607,561    $     171,224    $     117,744
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                             N/A              N/A              N/A              N/A
   Shares Issued in Lieu of Cash Distributions
   Shares Redeemed

                                                              THE DFA                            THE DFA
                                                           ONE-YEAR FIXED                    TWO-YEAR GLOBAL
                                                            INCOME SERIES                  FIXED INCOME SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS        YEAR           SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004             2003             2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      12,128    $      18,976    $      11,812    $      17,497
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        1,326            9,741            1,562           13,434
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              --               --               --             (298)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  (7,025)          (6,678)          (9,700)          (9,932)
   Translation of Foreign Currency
    Denominated Amounts                                       --               --               --              306
   Deferred Thailand Capital Gains Tax                        --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              6,429           22,039            3,674           21,007
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                 (10,910)         (19,710)          (7,516)         (17,698)
   Net Short-Term Gains                                   (9,586)         (12,023)         (13,106)              --
   Net Long-Term Gains                                      (172)             (10)            (354)         (10,965)
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                  (20,668)         (31,743)         (20,976)         (28,663)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         616,565          715,785          348,541          411,930
   Shares Issued in Lieu of Cash Distributions            19,529           29,506           20,864           28,394
   Shares Redeemed                                      (258,346)        (273,042)         (29,857)         (36,366)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital Share
    Transactions                                         377,748          472,249          339,548          403,958
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                              --               --               --               --
   Withdrawals                                                --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                               --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            363,509          462,545          322,246          396,302

NET ASSETS
   Beginning of Period                                 1,455,374          992,829        1,195,610          799,308
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   1,818,883    $       1,455    $   1,517,856    $   1,195,610
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          61,285           70,748           34,598           40,550
   Shares Issued in Lieu of Cash Distributions             1,947            2,926            2,075            2,803
   Shares Redeemed                                       (25,688)         (27,014)          (2,938)          (3,574)
                                                   -------------    -------------    -------------    -------------
                                                          37,544           46,660           33,735           39,779
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE U.S. LARGE COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
   Return of Capital                             --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   6.77%#       15.05%       (16.59)%      (12.30)%       (4.25)%       20.86%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 3,325,232   $ 3,000,997   $ 2,623,557   $ 2,831,650   $ 3,138,812   $ 2,775,062
Ratio of Expenses to Average Net
   Assets                                      0.05%*        0.05%         0.05%         0.05%         0.06%         0.06%
Ratio of Net Investment Income to
   Average Net Assets                          1.61%*        1.75%         1.53%         1.26%         1.12%         1.27%
Portfolio Turnover Rate                           1%#           8%           11%            8%            8%            4%

                                                             THE ENHANCED U.S. LARGE COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $      7.94   $      6.97   $      8.41   $      9.92   $     13.03   $     12.95
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.05          0.15          0.18          0.44          1.18          1.06
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.48          0.93         (1.46)        (1.57)        (1.62)         1.34
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.53          1.08         (1.28)        (1.13)        (0.44)         2.40
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.04)        (0.11)        (0.16)        (0.06)        (1.30)        (1.02)
   Net Realized Gains                            --            --            --            --         (1.37)        (1.30)
   Return of Capital                             --            --            --         (0.32)           --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.04)        (0.11)        (0.16)        (0.38)        (2.67)        (2.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $      8.43   $      7.94   $      6.97   $      8.41   $      9.92   $     13.03
=========================================================================================================================
Total Return                                   6.51%#       15.71%       (15.34)%      (11.66)%        4.64%        20.55%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   172,467   $   141,478   $   101,407   $    90,801   $    89,927   $   102,171
Ratio of Expenses to Average Net
   Assets                                      0.18%*        0.18%         0.18%         0.19%         0.19%         0.19%
Ratio of Net Investment Income to
   Average Net Assets                          1.33%*        1.44%         2.61%         4.37%         5.26%         4.55%
Portfolio Turnover Rate                          69%#         138%          183%          122%           71%           82%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements

                                                                 THE U.S. LARGE CAP VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     15.41   $     13.01   $     14.44   $     14.71   $     17.79   $     18.79
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.12          0.21          0.20          0.25          0.33          0.34
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.39          2.41         (1.43)         1.25          0.04          0.46
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.51          2.62         (1.23)         1.50          0.37          0.80
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.07)        (0.22)        (0.20)        (0.27)        (0.32)        (0.34)
   Net Realized Gains                            --            --            --         (1.50)        (3.13)        (1.46)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.07)        (0.22)        (0.20)        (1.77)        (3.45)        (1.80)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     16.85   $     15.41   $     13.01   $     14.44   $     14.71   $     17.79
=========================================================================================================================
Total Return                                   9.80%#       20.34%        (8.64)%       10.97%         3.06%         4.64%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 3,175,336   $ 2,510,662   $ 1,737,809   $ 1,637,083   $ 1,735,343   $ 1,788,082
Ratio of Expenses to Average Net
   Assets                                      0.15%*        0.15%         0.15%         0.15%         0.16%         0.16%
Ratio of Net Investment Income to
   Average Net Assets                          1.45%*        1.62%         1.49%         1.66%         2.20%         1.80%
Portfolio Turnover Rate                           2%#           7%            9%            6%           26%           43%

                                                                 THE U.S. SMALL XM VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     11.26   $      9.08   $     10.21   $      8.95   $      9.03   $      8.62
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.04          0.24          0.10          0.15          0.15          0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.11          2.90          0.14          1.88          0.15          0.45
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.15          3.14          0.24          2.03          0.30          0.55
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.03)        (0.07)        (0.10)        (0.14)        (0.15)        (0.10)
   Net Realized Gains                         (1.22)        (0.89)        (1.27)        (0.63)        (0.23)        (0.04)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (1.25)        (0.96)        (1.37)        (0.77)        (0.38)        (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     11.16   $     11.26   $      9.08   $     10.21   $      8.95   $      9.03
=========================================================================================================================
Total Return                                  10.92%#       38.88%         2.17%        24.10%         3.42%         6.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   193,566   $   179,407   $   804,555   $   793,190   $   801,368   $   360,336
Ratio of Expenses to Average Net
   Assets                                      0.14%*        0.13%         0.13%         0.13%         0.13%         0.14%
Ratio of Net Investment Income to
   Average Net Assets                          0.89%*        0.89%         1.04%         1.32%         2.03%         1.33%
Portfolio Turnover Rate                          23%#          43%           34%            8%           26%           35%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                 THE U.S. SMALL CAP VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     20.20   $     15.04   $     16.54   $     16.47   $     17.16   $     17.26
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.05          0.12          0.11          0.15          0.16          0.14
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.89          6.29          0.11          3.15          0.97          1.38
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.94          6.41          0.22          3.30          1.13          1.52
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.02)        (0.12)        (0.11)        (0.15)        (0.16)        (0.14)
   Net Realized Gains                         (1.59)        (1.13)        (1.61)        (3.08)        (1.66)        (1.48)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (1.61)        (1.25)        (1.72)        (3.23)        (1.82)        (1.62)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     20.53   $     20.20   $     15.04   $     16.54   $     16.47   $     17.16
=========================================================================================================================
Total Return                                  10.12%#       46.31%         1.05%        23.86%         7.29%         9.78%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 5,164,925   $ 4,518,054   $ 3,148,780   $ 3,039,844   $ 2,711,041   $ 2,692,473
Ratio of Expenses to Average Net
   Assets                                      0.25%*        0.25%         0.25%         0.25%         0.25%         0.26%
Ratio of Net Investment Income to
   Average Net Assets                          0.52%*        0.75%         0.70%         0.86%         0.92%         0.83%
Portfolio Turnover Rate                          13%#          35%           30%           13%           32%           29%

                                                                    THE U.S. SMALL CAP SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     13.84   $      9.93   $     11.08   $     11.67   $     12.24   $     11.46
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.06          0.08          0.09          0.10          0.11          0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.66          3.92         (1.00)         1.24          0.65          1.83
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.72          4.00         (0.91)         1.34          0.76          1.93
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.02)        (0.09)        (0.10)        (0.10)        (0.11)        (0.11)
   Net Realized Gains                         (0.01)           --         (0.14)        (1.83)        (1.22)        (1.04)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.03)        (0.09)        (0.24)        (1.93)        (1.33)        (1.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     14.53   $     13.84   $      9.93   $     11.08   $     11.67   $     12.24
=========================================================================================================================
Total Return                                   5.18%#       40.32%        (8.42)%       13.08%         6.48%        18.62%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 1,746,485   $ 1,468,486   $   851,901   $   991,082   $   768,151   $   586,086
Ratio of Expenses to Average Net
   Assets                                      0.08%*        0.08%         0.08%         0.08%         0.08%         0.09%
Ratio of Net Investment Income to
   Average Net Assets                          0.82%*        0.84%         0.81%         0.94%         0.99%         0.89%
Portfolio Turnover Rate                           7%#          16%           34%           13%           38%           29%

*  Annualized
#  Non-Annualized

                 See accompanying Notes to Financial Statements.

                                                                    THE U.S. MICRO CAP SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.48   $      7.11   $      7.50   $      8.19   $      9.55   $      8.86
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.03          0.05          0.04          0.07          0.07          0.07
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.50          3.47         (0.25)         1.07          0.46          1.52
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.53          3.52         (0.21)         1.14          0.53          1.59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.01)        (0.05)        (0.05)        (0.06)        (0.07)        (0.07)
   Net Realized Gains                         (0.23)        (0.10)        (0.13)        (1.77)        (1.82)        (0.83)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.24)        (0.15)        (0.18)        (1.83)        (1.89)        (0.90)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     10.77   $     10.48   $      7.11   $      7.50   $      8.19   $      9.55
=========================================================================================================================
Total Return                                   5.15%#       50.34%        (2.96)%       17.66%         5.82%        20.06%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                          $ 2,738,353   $ 2,624,043   $ 1,611,189   $ 1,616,114   $ 1,443,726   $ 1,323,023
Ratio of Expenses to Average Net
   Assets                                      0.15%*        0.15%         0.15%         0.15%         0.15%         0.16%
Ratio of Net Investment Income to
   Average Net Assets                          0.60%*        0.68%         0.58%         0.88%         0.76%         0.76%
Portfolio Turnover Rate                          14%#          19%           19%           14%           37%           23%

                                                               THE DFA INTERNATIONAL VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     12.40   $      9.33   $     10.15   $     12.07   $     13.18   $     11.95
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.18          0.27          0.24          0.27          0.27          0.28
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.43          3.06         (0.78)        (1.49)        (0.31)         1.29
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.61          3.33         (0.54)        (1.22)        (0.04)         1.57
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)        (0.25)        (0.25)        (0.27)        (0.26)        (0.31)
   Net Realized Gains                            --         (0.01)        (0.03)        (0.43)        (0.81)        (0.03)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.06)        (0.26)        (0.28)        (0.70)        (1.07)        (0.34)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     13.95   $     12.40   $      9.33   $     10.15   $     12.07   $     13.18
=========================================================================================================================
Total Return                                  13.00%#       36.24%        (5.53)%      (10.75)%       (0.51)%       13.27%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                          $ 2,016,532   $ 1,604,778   $ 1,125,467   $ 1,208,100   $ 1,553,481   $ 1,660,377
Ratio of Expenses to Average Net
   Assets                                      0.29%*        0.30%         0.30%         0.29%         0.29%         0.29%
Ratio of Net Investment Income to
   Average Net Assets                          2.74%*        2.61%         2.36%         2.32%         2.13%         2.17%
Portfolio Turnover Rate                           5%#          14%           18%            6%            9%            6%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                THE JAPANESE SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                  23.92%#       47.87%        (9.62)%      (13.51)%       (9.93)%       33.83%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   434,337   $   283,699   $   195,047   $   196,187   $   196,118   $   202,676
Ratio of Expenses to Average Net
   Assets                                      0.28%*        0.28%         0.27%         0.28%         0.27%         0.28%
Ratio of Net Investment Income to
   Average Net Assets                          1.92%*        1.41%         1.26%         1.41%         1.38%         1.10%
Portfolio Turnover Rate                           1%#          16%            5%            9%            6%            6%

                                                              THE PACIFIC RIM SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   2.02%#       61.47%         7.28%         2.84%       (10.99)%       54.81%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   184,100   $   156,765   $   121,637   $   130,554   $   131,888   $   183,759
Ratio of Expenses to Average Net
   Assets                                      0.35%*        0.31%         0.32%         0.28%         0.29%         0.48%
Ratio of Net Investment Income to
   Average Net Assets                          3.71%*        3.35%         3.77%         3.69%         4.10%         2.95%
Portfolio Turnover Rate                           9%#          15%           26%           10%            7%           34%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                            THE UNITED KINGDOM SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                  14.33%#       44.65%        (4.67)%       (4.89)%       (6.18)%       36.75%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   275,776   $   160,917   $    98,899   $    96,741   $   109,806   $   132,127
Ratio of Expenses to Average Net
   Assets                                      0.28%*        0.26%         0.26%         0.27%         0.26%         0.26%
Ratio of Net Investment Income to
   Average Net Assets                          2.46%*        3.25%         3.03%         2.86%         3.06%         3.55%
Portfolio Turnover Rate                           1%#           7%            6%           14%           11%            5%

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                  12.66%#       52.86%         3.22%        (5.43)%        2.67%        (5.89)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   557,215   $   448,407   $   263,068   $   210,337   $   226,724   $   252,368
Ratio of Expenses to Average Net
   Assets                                      0.28%*        0.30%         0.31%         0.30%         0.28%         0.27%
Ratio of Net Investment Income to
   Average Net Assets                          2.89%*        2.49%         2.22%         2.73%         2.36%         1.92%
Portfolio Turnover Rate                           2%#          11%           12%           12%            9%           11%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                                   THE EMERGING MARKETS SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   9.71%#       39.67%         2.10%        (8.54)%      (22.30)%       53.78%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   786,124   $   607,561   $   343,193   $   307,720   $   296,726   $   344,175
Ratio of Expenses to Average Net
   Assets                                      0.32%*        0.34%         0.34%         0.46%         0.46%         0.46%
Ratio of Net Investment Income to
   Average Net Assets                          2.63%*        2.23%         1.64%         1.94%         1.33%         1.34%
Portfolio Turnover Rate                           1%#           1%            8%            6%           12%           16%

                                                              THE EMERGING MARKETS SMALL CAP SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   8.75%#       52.80%        13.07%        (9.55)%      (23.28)%       71.45%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   171,224   $   117,744   $    40,379   $    34,687   $    32,572   $    39,848
Ratio of Expenses to Average Net
   Assets                                      0.57%*        0.54%         0.51%         0.63%         0.66%         0.68%
Ratio of Net Investment Income to
   Average Net Assets                          1.86%*        2.44%         2.03%         2.17%         1.69%         1.82%
Portfolio Turnover Rate                           7%#           6%           16%           14%           20%           24%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets
     Small Cap Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                              THE DFA ONE-YEAR FIXED INCOME SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.10   $     10.19   $     10.11   $     10.01   $      9.97   $     10.02
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.07          0.15          0.27          0.49          0.60          0.52
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                 (0.02)         0.04          0.09          0.13          0.04         (0.05)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.05          0.19          0.36          0.62          0.64          0.47
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)        (0.16)        (0.28)        (0.52)        (0.60)        (0.52)
   Net Realized Gains                         (0.07)        (0.12)           --            --            --            --
   Return of Capital                             --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.13)        (0.28)        (0.28)        (0.52)        (0.60)        (0.52)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     10.02   $     10.10   $     10.19   $     10.11   $     10.01   $      9.97
=========================================================================================================================
Total Return                                   0.52%#        1.95%         3.57%         6.33%         6.63%         4.83%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 1,818,883   $ 1,455,374   $   992,829   $   739,657   $   841,506   $   821,548
Ratio of Expenses to Average Net
   Assets                                      0.09%*        0.09%         0.09%         0.09%         0.09%         0.09%
Ratio of Net Investment Income to
   Average Net Assets                          1.40%*        1.51%         2.65%         4.89%         6.07%         5.19%
Portfolio Turnover Rate                          72%#         143%          154%           55%           35%           58%

                                                                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.13   $     10.22   $     10.03   $      9.70   $     10.11   $     10.21
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.01          0.25          0.30          0.44          0.84          0.45
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.03         (0.01)         0.16          0.22         (0.23)         0.03
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.04          0.24          0.46          0.66          0.61          0.48
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)        (0.19)        (0.27)        (0.14)        (1.02)        (0.57)
   Net Realized Gains                         (0.11)        (0.14)           --            --            --         (0.01)
   Return of Capital                             --            --            --         (0.19)           --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.17)        (0.33)        (0.27)        (0.33)        (1.02)        (0.58)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     10.00   $     10.13   $     10.22   $     10.03   $      9.70   $     10.11
=========================================================================================================================
Total Return                                   0.41%#        2.36%         4.60%         6.91%         6.30%         4.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 1,517,856   $ 1,195,610   $   799,308   $   596,209   $   518,518   $   531,514
Ratio of Expenses to Average Net
   Assets                                      0.12%*        0.13%         0.14%         0.15%         0.15%         0.15%
Ratio of Net Investment Income to
   Average Net Assets                          1.73%*        1.78%         3.20%         4.54%         5.03%         4.45%
Portfolio Turnover Rate                          60%#         144%          138%          113%           73%           78%

*  Annualized

# Non-annualized

See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)
A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2004, the Trust consisted of twenty-one investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the

New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                                   0.025 of 1%
          The Enhanced U.S. Large Company Series                           0.05 of 1%
          The U.S. Large Cap Value Series                                  0.10 of 1%
          The U.S. Small XM Value Series                                   0.10 of 1%
          The U.S. Small Cap Value Series                                  0.20 of 1%
          The U.S. Small Cap Series                                        0.03 of 1%
          The U.S. Micro Cap Series                                        0.10 of 1%
          The DFA International Value Series                               0.20 of 1%
          The Japanese Small Company Series                                0.10 of 1%
          The Pacific Rim Small Company Series                             0.10 of 1%
          The United Kingdom Small Company Series                          0.10 of 1%
          The Continental Small Company Series                             0.10 of 1%
          The Emerging Markets Series                                      0.10 of 1%
          The Emerging Markets Small Cap Series                            0.20 of 1%
          The DFA One-Year Fixed Income Series                             0.05 of 1%
          The DFA Two-Year Global Fixed Income Series                      0.05 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                                   $   45,850
          The Enhanced U.S. Large Company Series                               2,241
          The U.S. Large Cap Value Series                                     40,843
          The U.S. Small XM Value Series                                       2,870
          The U.S. Small Cap Value Series                                     70,642
          The U.S. Small Cap Series                                           23,166
          The U.S. Micro Cap Series                                           40,167
          The DFA International Value Series                                  26,286
          The Japanese Small Company Series                                    5,280

          The Pacific Rim Small Company Series                            $    2,569
          The United Kingdom Small Company Series                              3,481
          The Continental Small Company Series                                 7,214
          The Emerging Markets Series                                         10,618
          The Emerging Markets Small Cap Series                                2,087
          The DFA One-Year Fixed Income Series                                23,949
          The DFA Two-Year Global Fixed Income Series                         18,887

E.  PURCHASE AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                              U.S. GOVERNMENT          OTHER INVESTMENT
                                                                SECURITIES               SECURITIES
                                                          -----------------------   -----------------------
                                                          PURCHASES      SALES      PURCHASES      SALES
                                                          ----------   ----------   ----------   ----------
The U.S. Large Company Series                                     --           --   $  180,353   $   23,851
The Enhanced U.S. Large Company Series                    $   25,492   $   14,919       54,422       46,798
The U.S. Large Cap Value Series                                   --           --      467,788       54,183
The U.S. Small XM Value Series                                    --           --       44,178       52,488
The U.S. Small Cap Value Series                                   --           --      849,864      662,772
The U.S. Small Cap Series                                         --           --      306,399      109,038
The U.S. Micro Cap Series                                         --           --      391,652      412,277
The DFA International Value Series                                --           --      315,813       92,912
The Japanese Small Company Series                                 --           --       82,654        5,454
The Pacific Rim Small Company Series                              --           --       45,546       15,737
The United Kingdom Small Company Series                           --           --       56,945        3,490
The Continental Small Company Series                              --           --       74,753       12,079
The Emerging Markets Series                                       --           --      128,046        6,712
The Emerging Markets Small Cap Series                             --           --       59,052       10,038
The DFA One-Year Fixed Income Series                         469,177      325,133      426,251      357,188
The DFA Two-Year Global Fixed Income Series                  615,513      409,114      534,522      400,557

F.  FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     For each of the Series except The Enhanced U.S. Large Company Series, the components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets. At November 30, 2003, the Enhanced U.S. Large Company Series had unrealized loss on open futures contracts of $1,492,300 which is required to be treated as a realized gain for tax purposes.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                     GROSS UNREALIZED   GROSS UNREALIZED
                                                       APPRECIATION       DEPRECIATION          NET
                                                     ----------------   ----------------    ------------
The U.S. Large Company Series                        $       840,597    $       (337,378)   $    503,219
The Enhanced U.S. Large Company Series                            71                (877)           (806)
The U.S. Large Cap Value Series                              697,096            (147,595)        549,501
The U.S. Small XM Value Series                                25,617             (25,277)            340
The U.S. Small Cap Value Series                            1,349,700            (388,214)        961,486
The U.S. Small Cap Series                                    407,851            (200,668)        207,183
The U.S. Micro Cap Series                                    968,536            (286,598)        681,938
The DFA International Value Series                           474,540            (107,516)        367,024
The Japanese Small Company Series                             47,933            (109,062)        (61,129)
The Pacific Rim Small Company Series                           5,682             (28,654)        (22,972)
The United Kingdom Small Company Series                       87,310             (22,515)         64,795
The Continental Small Company Series                         197,951             (35,076)        162,875
The Emerging Markets Series                                  215,351             (74,246)        141,105
The Emerging Markets Small Cap Series                         35,020             (18,703)         16,317
The DFA One-Year Fixed Income Series                             164             (10,004)         (9,840)
The DFA Two-Year Global Fixed Income Series                  999,829          (1,013,247)        (13,418)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                       EXPIRES ON NOVEMBER 30,
                                                                      ------------------------
                                                           2009          2010          2011        TOTAL
                                                        ----------    ----------    ----------   ----------
The Enhanced U.S. Large Company Series                  $    8,223    $   18,527            --   $   26,750
The U.S. Large Cap Value Series                             11,185        21,142    $   48,335       80,662
The DFA International Value Series                              --            --         3,507        3,507

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G.  COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                     ACCUMULATED                           ACCUMULATED
                                                                         NET                              NET REALIZED
                                                                      INVESTMENT         ACCUMULATED        FOREIGN
                                                   PAID-IN             INCOME           NET REALIZED        EXCHANGE
                                                   CAPITAL             (LOSS)            GAIN (LOSS)       GAIN (LOSS)
                                              -----------------     --------------     --------------     --------------
The Enhanced U.S. Large
  Company Series                              $         190,367     $          619     $      (16,040)                --
The U.S. Large Cap Value
  Series                                              2,672,681             11,217            (58,064)                --
The U.S. Small XM Value
  Series                                                135,881              2,870             54,370                 --
The U.S. Small Cap Value
  Series                                              3,902,587              8,703            289,832                 --
The U.S. Small Cap Series                             1,493,205              4,891             38,794                 --
The U.S. Micro Cap Series                             1,850,642              6,532            197,718                 --
The DFA International Value
  Series                                              1,583,131             19,141             47,022     $            4
The DFA One-Year Fixed
  Income Series                                       1,825,180              2,242              1,301                 --
The DFA Two-Year Global
  Fixed Income Series                                 1,523,077              6,692              1,504                 --

                                                 UNREALIZED
                                                APPRECIATION
                                              (DEPRECIATION) OF
                                                FUTURES, SWAP         UNREALIZED
                                                  CONTRACTS,         NET FOREIGN
                                                 INVESTMENT            EXCHANGE                             NUMBER OF
                                               SECURITIES AND            GAIN            TOTAL NET           SHARES
                                              FOREIGN CURRENCY          (LOSS)             ASSETS           AUTHORIZED
                                              -----------------     --------------     --------------     --------------
The Enhanced U.S. Large
  Company Series                              $          (2,479)                --     $      172,467          Unlimited
The U.S. Large Cap Value
  Series                                                549,502                 --          3,175,336          Unlimited
The U.S. Small XM Value
  Series                                                    445                 --            193,566          Unlimited
The U.S. Small Cap Value
  Series                                                963,803                 --          5,164,925          Unlimited
The U.S. Small Cap Series                               209,595                 --          1,746,485          Unlimited
The U.S. Micro Cap Series                               683,461                 --          2,738,353          Unlimited
The DFA International Value
  Series                                                367,214     $           20          2,016,532          Unlimited
The DFA One-Year Fixed
  Income Series                                          (9,840)                --          1,818,883          Unlimited
The DFA Two-Year Global
  Fixed Income Series                                   (13,417)                --          1,517,856          Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2004, there were no outstanding forward foreign currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     4. FUTURES CONTRACTS: During the six months ended May 31, 2004, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2004, "Large Company" had outstanding 240 long futures contracts on the S&P 500 Index, all of which expire on June 18, 2004. The value of such contracts on May 31, 2004 was $67,218,000, which resulted in an unrealized gain of $606,188.

     At May 31, 2004, "Enhanced" had outstanding 515 long futures contracts on the S&P 500 Index which expire on June 18, 2004. The value of the June contracts on May 31, 2004 was $144,238,625, which resulted in an unrealized loss of $1,492,300.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At May 31, 2004, Enhanced had an outstanding equity index swap with Morgan Stanley dated April 15, 2004 (which represents approximately 16% of the net assets of Enhanced), terminating on October 15, 2004. The notional value of the swap was $28,221,000 and Enhanced had recorded net unrealized depreciation of $181,233, owed to Enhanced as of May 31, 2004. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.08% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line were as follows:

                                                     WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                                     AVERAGE         AVERAGE         DAYS        EXPENSE    BORROWED DURING
                                                   INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED      THE PERIOD
                                                   -------------   ------------   -----------   ---------   ----------------
The U.S. Small XM Value Series                              1.77%  $  1,057,100           20    $   1,037   $      2,633,000
The Pacific Rim Small Company Series                        1.74%       430,000            3           62            430,000

     The U.S. Small XM Value Series had $1,261,000 outstanding on the line of credit at May 31, 2004 at an interest rate of 1.81%. The loan was repaid on June 1, 2004.[caad 214]

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Trust under the line of credit during the six months ended May 31, 2004.

J.  SECURITIES LENDING:

     As of May 31, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                      DFA Investment Dimensions Group Inc.

                   Tax-Managed U.S. Marketwide Value Portfolio
                        Tax-Managed U.S. Equity Portfolio
                   Tax-Managed U.S. Small Cap Value Portfolio
                      Tax-Managed U.S. Small Cap Portfolio
                  Tax-Managed DFA International Value Portfolio


                               Semi-Annual Report


                          Six Months Ended May 31, 2004
                                   (Unaudited)

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                  ----------------
DFA INVESTMENT DIMENSIONS GROUP INC.

Schedules of Investments
    Tax-Managed U.S. Marketwide Value Portfolio                                                1
    Tax-Managed U.S. Equity Portfolio                                                          1
    Tax-Managed U.S. Small Cap Value Portfolio                                                 2
    Tax-Managed U.S. Small Cap Portfolio                                                      18
    Tax-Managed DFA International Value Portfolio                                             44

Statements of Assets and Liabilities                                                          53

Statements of Operations                                                                      54

Statements of Changes in Net Assets                                                           56

Financial Highlights                                                                          58

Notes to Financial Statements                                                                 61

THE DFA INVESTMENT TRUST COMPANY

Schedules of Investments
    The Tax-Managed U.S. Marketwide Value Series                                              67
    The Tax-Managed U.S. Equity Series                                                        81

Statements of Assets and Liabilities                                                         104

Statements of Operations                                                                     105

Statements of Changes in Net Assets                                                          106

Financial Highlights                                                                         107

Notes to Financial Statements                                                                108

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                  111

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                    VALUE+
                                                                                    ------
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA
   Investment Trust Company                                                      $ 960,972,268
                                                                                 -------------
      Total Investments (100%) (Cost $727,283,425)++                             $ 960,972,268
                                                                                 =============

----------
++The cost for federal income tax purposes is $727,850,671.

                        TAX-MANAGED U.S. EQUITY PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                    VALUE+
                                                                                    ------
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment
   Trust Company                                                                 $ 490,018,766
                                                                                 -------------
      Total Investments (100%) (Cost $423,009,199)++                             $ 490,018,766
                                                                                 =============

----------
++The cost for federal income tax purposes is $423,030,429.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
 COMMON STOCKS -- (93.1%)
   1st Source Corp.                                                      79,710   $      1,809,417
   21st Century Insurance Group                                          49,800            651,882
 * 3-D Systems Corp.                                                     10,600            128,143
 * A.C. Moore Arts & Crafts, Inc.                                        29,000            768,500
 * AAR Corp.                                                            110,900          1,062,422
   ABC Bancorp                                                            6,360            125,101
 * Abiomed, Inc.                                                         97,400          1,202,890
 * ABX Air, Inc.                                                        152,700            687,150
 * Accelrys, Inc.                                                       152,134          1,519,819
   Aceto Corp.                                                           23,175            372,422
 * Aclara Biosciences, Inc.                                             162,800            618,640
 * Acme Communications, Inc.                                             85,300            660,222
 * ACT Teleconferencing, Inc.                                            49,900            128,293
 * Actel Corp.                                                           12,700            253,492
   Action Performance Companies, Inc.                                   117,800          1,784,670
 * ActivCard Corp.                                                      106,024            677,493
 * Active Power, Inc.                                                   212,799            744,796
 * Activision, Inc.                                                      71,325          1,128,361
   Adams Resources & Energy, Inc.                                         2,200             30,580
 * Adaptec, Inc.                                                         84,100            688,779
 * ADE Corp.                                                              2,900             60,900
 * Adept Technology, Inc.                                                36,350             34,532
 * Administaff, Inc.                                                    181,300          2,998,702
 * Advanced Digital Information Corp.                                    52,900            473,455
 * Advanced Energy Industries, Inc.                                      67,500          1,034,775
   Advanced Marketing Services, Inc.                                     92,495          1,023,920
 * Advanced Power Technology, Inc.                                       44,500            587,845
   Advanta Corp. Class A                                                 57,500            929,200
   Advanta Corp. Class B Non-Voting                                      88,700          1,406,782
 * Advent Software, Inc.                                                 20,600            389,752
 * Aehr Test Systems                                                      4,700             18,800
 * AEP Industries, Inc.                                                  48,500            516,476
 * Aeroflex, Inc.                                                        94,112          1,200,869
 * Aether Systems, Inc.                                                 192,900            657,789
 * Aftermarket Technology Corp.                                          73,056          1,069,540
 * Agco Corp.                                                            96,200          1,843,192
 * Agile Software Corp.                                                 149,721          1,197,768
   Agilysys, Inc.                                                       194,153          2,390,023
 * Air Methods Corp.                                                     48,271            383,272
   Airgas, Inc.                                                         122,100          2,659,338
 * Airnet Systems, Inc.                                                  31,600            135,248
 * Airspan Networks, Inc.                                                66,800            370,740
 * AK Steel Holding Corp.                                                61,654            282,375
   Alamo Group, Inc.                                                     47,400            741,810
 * Alaska Air Group, Inc.                                               132,400          2,727,440
   Albany International Corp. Class A                                    93,420          2,848,376
 * Albany Molecular Research, Inc.                                       84,983          1,074,185
   Albemarle Corp.                                                      120,300          3,462,234
 * Alderwoods Group, Inc.                                                25,200            325,332
   Alexander & Baldwin, Inc.                                            132,565          4,224,847
 * Alexion Pharmaceuticals, Inc.                                         15,867            318,133
   Alfa Corp.                                                           138,622          1,892,190
   Alico, Inc.                                                            8,900            314,170
 * All American Semiconductor, Inc.                                       9,600             87,456
   Allegheny Technologies, Inc.                                          60,200            723,002
   Allen Organ Co. Class B                                                  400   $         20,000
 * Alliance Semiconductor Corp.                                         162,517            970,226
 * Allied Defense Group, Inc.                                            51,500            903,310
 * Allied Healthcare Products, Inc.                                      17,500             95,025
 * Allied Holdings, Inc.                                                 13,900             70,890
 * Allmerica Financial Corp.                                             63,700          2,047,955
*# Allos Therapeutics, Inc.                                              27,100             50,135
 * Allou Health Care, Inc. Class A                                       25,300                  3
 * Alloy, Inc.                                                          115,699            579,652
 * Allscripts Healthcare Solutions, Inc.                                186,700          1,538,221
   Alpharma, Inc. Class A                                               157,500          3,083,850
*# Alterra Healthcare Corp.                                              16,000                  2
   Ambassadors Group, Inc.                                               13,200            271,788
   Ambassadors, Inc.                                                     41,300            529,879
 * AMC Entertainment, Inc.                                              101,000          1,525,100
 * Amcast Industrial Corp.                                               18,500             74,925
   Amcol International Corp.                                             41,300            689,710
 * Amerco, Inc.                                                          44,100          1,102,941
 * America West Holdings Corp.
     Class B                                                            107,200          1,074,144
   American Biltrite, Inc.                                                  900              8,775
*# American Business Financial Services,
     Inc.                                                                   762              2,501
 * American Dental Partners, Inc.                                        24,200            412,610
   American Financial Group, Inc.                                        28,500            860,985
*# American Greetings Corp. Class A                                      85,500          1,795,500
 * American Indemnity Financial
     Escrow                                                               1,500              1,500
 * American Independence Corp.                                           20,666            321,976
   American Italian Pasta Co.                                            70,700          2,068,682
 * American Medical Security Group,
     Inc.                                                                86,600          2,236,878
   American Pacific Corp.                                                 4,200             30,660
 * American Physicians Capital, Inc.                                     42,500            979,625
 * American Physicians Services Group,
     Inc.                                                                 1,900             18,620
 * American Science & Engineering, Inc.                                   4,700             81,122
   American Shared Hospital Services                                     10,200             57,936
   American Software, Inc. Class A                                       86,100            550,179
 * American Superconductor Corp.                                         74,749            938,847
 * American Technical Ceramics Corp.                                     17,900            158,415
 * American Tower Corp.                                                 157,700          2,180,991
 * America's Car-Mart, Inc.                                              22,200            654,900
 * Americredit Corp.                                                     76,900          1,361,130
 * AmeriServe Financial, Inc.                                            51,500            296,125
   Ameristar Casinos, Inc.                                               14,100            463,044
   Ameron International Corp.                                            36,200          1,126,182
 # AmerUs Group Co.                                                     113,100          4,450,485
 * AMN Healthcare Services, Inc.                                         40,500            615,600
   Ampco-Pittsburgh Corp.                                                19,600            254,212
   Amrep Corp.                                                           11,100            190,698
 * Amtech Systems, Inc.                                                   7,100             36,068
 * Anadigics, Inc.                                                      112,020            552,259
 * Analex Corp.                                                           3,600             12,960
   Analogic Corp.                                                        63,105          2,911,034
 * Analysts International Corp.                                          74,000            221,260

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Anaren, Inc.                                                          77,000   $      1,225,840
   Andersons, Inc.                                                        9,600            165,696
*# Andrew Corp.                                                         264,442          5,196,285
 * Angeion Corp.                                                              6                  9
 * Angelo & Maxie's, Inc.                                                 1,400              1,498
   Anixter International, Inc.                                           30,900            942,450
*# Ann Taylor Stores Corp.                                              331,875          9,395,381
 * AnswerThink, Inc.                                                    127,700            818,685
 * APA Optics, Inc.                                                      53,400            133,500
 * APAC Teleservices, Inc.                                               69,269            154,470
   Apogee Enterprises, Inc.                                              72,154            718,654
 * Applica, Inc.                                                        108,800          1,068,416
 * Applied Extrusion Technologies, Inc.                                  37,800             39,690
 * Applied Films Corp.                                                   36,400            984,620
   Applied Industrial Technologies, Inc.                                 96,200          2,573,350
 * Applied Innovation, Inc.                                              69,500            278,000
   Applied Signal Technologies, Inc.                                     38,700          1,209,375
 * Apropos Technology, Inc.                                              97,300            395,038
   Aptargroup, Inc.                                                      40,200          1,634,130
 * aQuantive, Inc.                                                       42,807            430,638
 * Arch Capital Group, Ltd.                                               9,900            381,942
   Arch Chemicals, Inc.                                                 111,900          2,968,707
   Arch Coal, Inc.                                                       51,800          1,683,500
 * Arch Wireless, Inc.                                                   11,100            351,759
   Arctic Cat, Inc.                                                      20,600            474,830
 * Arena Pharmaceuticals, Inc.                                          102,817            602,508
 * Argonaut Group, Inc.                                                  77,249          1,342,588
 * Ariba, Inc.                                                            3,635              7,924
   Arkansas Best Corp.                                                   71,515          2,130,432
 * Arlington Hospitality, Inc.                                            8,400             28,560
 * Armor Holdings, Inc.                                                  39,900          1,492,260
 * Arqule, Inc.                                                          98,777            572,907
 * Array BioPharma, Inc.                                                 30,632            290,391
 * Arris Group, Inc.                                                    508,200          3,211,824
 * Artesyn Technologies, Inc.                                           219,400          2,005,316
   Arvinmeritor, Inc.                                                    25,100            466,860
   ASB Financial Corp.                                                    2,500             57,500
 * Ascential Software Corp.                                             258,950          4,156,147
 * Ashworth, Inc.                                                        61,500            491,385
 * Aspen Technology, Inc.                                                79,929            504,352
*# Astea International, Inc.                                                560              5,830
 * Astec Industries, Inc.                                                77,900          1,348,449
   Astro-Med, Inc.                                                       11,770            124,762
*# AstroPower, Inc.                                                      61,100              2,444
 * Atlantic American Corp.                                               29,400             87,318
 * Atlantic Coast Airlines, Inc.                                        102,400            577,536
 * Atlantis Plastics, Inc.                                                2,900             44,805
 * ATP Oil & Gas Corp.                                                   40,300            238,576
   Atrion Corp.                                                           4,200            181,608
 * Atwood Oceanics, Inc.                                                 43,200          1,720,224
 * Audiovox Corp. Class A                                                92,000          1,280,640
 * Ault, Inc.                                                            13,600             40,528
 * Aurora Foods, Inc.                                                        26                  0
 * Avatar Holdings, Inc.                                                 16,400            686,176
 * Aviall, Inc.                                                          74,500          1,293,320
 * Avici Systems Inc.                                                    49,400            521,664
 * Avigen, Inc.                                                         149,870            530,540
 * Avnet, Inc.                                                           11,136            260,582
 * Avocent Corp.                                                        108,700          3,725,149
*# Avteam, Inc. Class A                                                  15,400                 23
 * Aware, Inc.                                                          153,700            499,525
 * Axcelis Technologies, Inc.                                           299,000   $      3,602,950
 * Axsys Technologies, Inc.                                               9,000            174,150
 * AXT, Inc.                                                             57,218            121,302
 * Aztar Corp.                                                           92,800          2,237,408
 * AZZ, Inc.                                                             30,400            452,960
   B B & T Corp.                                                         10,763            405,550
 * Badger Paper Mills, Inc.                                                 400              2,054
   Bairnco Corp.                                                         10,900             88,290
 * Baker (Michael) Corp.                                                 16,600            238,210
   Baldwin & Lyons, Inc. Class B                                         15,250            368,287
 * Ballantyne Omaha, Inc.                                                22,700             66,284
 * Bancinsurance Corp.                                                   11,695             96,016
   Bandag, Inc.                                                          18,150            769,015
   Bandag, Inc. Class A                                                  18,200            721,994
   Bank of Hawaii Corp.                                                 164,700          7,156,215
   BankAtlantic Bancorp, Inc. Class A                                     1,545             24,720
 * BankUnited Financial Corp. Class A                                   114,500          2,987,305
   Banner Corp.                                                          50,619          1,478,075
   Banta Corp.                                                           15,700            685,148
 * Barry (R.G.) Corp.                                                    27,700             59,001
   Bassett Furniture Industries, Inc.                                    47,686            907,417
 * Bay View Capital Corp.                                               260,907            532,250
 * Baycorp Holdings, Ltd.                                                   182              2,415
 # Beazer Homes USA, Inc.                                                64,259          6,475,379
   Bel Fuse, Inc. Class A                                                 3,500            105,913
   Belden, Inc.                                                         127,200          2,149,680
 * Bell Industries, Inc.                                                 31,600             93,220
 * Bell Microproducts, Inc.                                             164,300          1,046,591
 * Benchmark Electronics, Inc.                                          140,250          4,085,482
   Berkley (W.R.) Corp.                                                 123,075          5,126,074
 * Bethlehem Steel Corp.                                                 28,300                 91
 * Beverly Enterprises                                                  382,200          3,241,056
   BHA Group Holdings, Inc. Class A                                       7,185            234,447
 * Big Lots, Inc.                                                       385,700          5,638,934
 * Bio-Rad Laboratories, Inc. Class A                                    18,400          1,032,608
 * Biosource International, Inc.                                         33,000            237,963
   Black Box Corp.                                                       99,332          4,524,573
   Blair Corp.                                                           25,400            652,780
 * Blue Martini Software, Inc.                                           34,700            155,768
 * Bluegreen Corp.                                                      107,400          1,286,652
 * BNS Co. Class A                                                        8,500             52,275
   Bob Evans Farms, Inc.                                                120,448          3,094,309
 * Boca Resorts, Inc.                                                   224,100          4,029,318
 * Bogen Communications International,
     Inc.                                                                34,900            175,372
 * Bolt Technology Corp.                                                  5,600             25,760
 * Bombay Co., Inc.                                                     148,700            865,434
   Bon-Ton Stores, Inc.                                                  42,091            538,344
 * Bookham Technologies P.L.C.                                          143,468            150,641
 * Books-a-Million, Inc.                                                 83,100            498,600
   Borders Group, Inc.                                                    3,600             82,188
   Borg-Warner, Inc.                                                    220,000          9,116,800
 * Borland Software Corp.                                                21,200            186,560
   Boston Acoustics, Inc.                                                 9,500            104,500
 * Boston Communications Group, Inc.                                    144,100          1,527,460
   Bostonfed Bancorp, Inc.                                                2,900             97,440
 * Bottomline Technologies, Inc.                                         70,200            673,920
   Bowl America, Inc. Class A                                             3,528             50,098
   Bowne & Co., Inc.                                                    199,300          3,172,856
 # Boyd Gaming Corp.                                                    157,100          3,652,575
 * Boyds Collection, Ltd.                                               182,800            522,808

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Brigham Exploration Co.                                                8,200   $         69,872
 * Brightpoint, Inc.                                                     91,800          1,022,652
 * Brillian Corp.                                                        31,200            263,671
 # Brookline Bancorp, Inc.                                              173,028          2,501,985
 * Brooks Automation, Inc.                                               43,800            904,908
 * Brookstone, Inc.                                                      87,525          1,690,108
 * Brooktrout, Inc.                                                      58,800            565,656
   Brown Shoe Company, Inc.                                              33,400          1,380,422
 * Bruker BioSciences Corp.                                               2,000              9,520
 * Brush Engineered Materials, Inc.                                      80,900          1,409,278
   BSB Bancorp, Inc.                                                     32,300          1,122,425
 * BSQUARE Corp.                                                         13,400             12,985
 * BTU International, Inc.                                               15,100             79,728
 * Buca, Inc.                                                            63,670            335,541
 * Buckeye Technology, Inc.                                             161,000          1,624,490
   Building Materials Holding Corp.                                      56,800            977,528
   Burlington Coat Factory Warehouse
     Corp.                                                              231,955          4,416,423
 * Butler International, Inc.                                            18,400             45,632
   C & D Technologies, Inc.                                             139,000          2,269,870
 * C-COR.net Corp.                                                       18,750            166,687
 * Cable Design Techologies Corp.                                       285,300          2,379,402
   Cabot Oil & Gas Corp. Class A                                         62,600          2,303,680
   Cadmus Communications Corp.                                           16,100            221,858
   Calgon Carbon Corp.                                                  202,500          1,251,450
 * California Amplifier, Inc.                                            61,973            464,797
   California First National Bancorp                                     12,200            160,552
 * Caliper Life Sciences, Inc.                                          196,100          1,041,291
 * Callon Petroleum Corp.                                                80,700          1,058,784
 # Cal-Maine Foods, Inc.                                                 32,200            444,360
   Cambrex Corp.                                                        159,700          3,649,145
   Camco Financial Corp.                                                  9,500            136,135
 * Candela Corp.                                                         60,200            626,080
 * Cantel Medical Corp.                                                  11,717            201,532
   Capital Corp. of the West                                              6,482            233,352
 * Capital Crossing Bank                                                 14,200            900,280
 * Capital Pacific Holdings, Inc.                                        40,800            164,220
 * Capital Senior Living Corp.                                           82,800            426,420
 * Capstone Turbine Corp.                                               159,262            444,341
 * Captaris, Inc.                                                       146,200            884,510
 * Caraustar Industries, Inc.                                            91,800          1,228,284
 * Cardiac Sciences, Inc.                                                 6,000             15,000
   Carpenter Technology Corp.                                            89,500          2,722,590
 * Carriage Services, Inc. Class A                                       75,700            389,855
 * Carrier Access Corp.                                                   1,600             17,792
 * Carrington Laboratories, Inc.                                          1,400              6,006
 * Carrizo Oil & Gas, Inc.                                                4,300             36,378
   Cascade Corp.                                                         63,200          1,545,240
 * Casella Waste Systems, Inc. Class A                                  105,100          1,469,298
   Casey's General Stores, Inc.                                         156,357          2,553,310
   Cash America International, Inc.                                     100,000          2,017,000
 * Castle (A.M.) & Co.                                                   71,850            610,006
   Castle Energy Corp.                                                   17,000            184,705
 * Casual Male Retail Group, Inc.                                       142,900            971,720
 * Catalina Lighting, Inc.                                                1,720             18,436
 * Catalytica Energy Systems, Inc.                                       46,500            155,775
 * Catapult Communications Corp.                                         19,640            324,256
   Cathay Bancorp, Inc.                                                  32,427          2,047,765
   Cato Corp. Class A                                                    36,500            804,095
 * Cavalier Homes, Inc.                                                  71,500            403,260
 * Cavco Industries, Inc.                                                 7,479            283,746
   CBRL Group, Inc.                                                     183,800   $      5,927,550
   CDI Corp.                                                             18,400            610,696
 * Celadon Group, Inc.                                                   36,800            530,656
   Celeritek, Inc.                                                       34,200            120,384
 * Celestica, Inc.                                                       26,087            490,436
 * Cell Genesys, Inc.                                                    85,600            879,968
*# Cell Therapeutics, Inc.                                                7,000             49,000
 * CellStar Corp.                                                        85,600            517,880
 * Centillium Communications, Inc.                                      131,500            433,950
   Central Bancorp, Inc.                                                  3,500            124,425
 * Central Garden & Pet Co.                                              40,500          1,505,385
   Central Parking Corp.                                                191,738          3,545,236
 * Century Aluminum Co.                                                 127,800          2,961,126
 * Century Business Services, Inc.                                      342,500          1,411,100
 * Cenveo, Inc.                                                         125,200            386,868
 * Ceres Group, Inc.                                                    160,200            996,444
 * Cerus Corp.                                                           47,240            101,566
   CFS Bancorp, Inc.                                                     36,225            490,849
   Champion Industries, Inc.                                              3,900             17,862
 * Championship Auto Racing Teams,
     Inc.                                                                28,300              3,311
 * Champps Entertainment, Inc.                                           38,681            346,930
 * Channell Commercial Corp.                                              3,600             16,200
 * Charles and Colvard, Ltd.                                             38,867            228,538
 * Charlotte Russe Holding, Inc.                                         31,800            587,982
 * Charming Shoppes, Inc.                                               350,000          2,996,000
 * Chart Industries                                                          24                720
 * Checkers Drive-In Restaurant, Inc.                                    63,737            653,304
*# CheckFree Corp.                                                       49,900          1,529,934
 * Checkpoint Systems, Inc.                                              93,500          1,613,810
   Chemed Corp.                                                           6,900            325,818
   Chemical Financial Corp.                                              25,539            895,142
   Chesapeake Corp.                                                      87,721          1,905,300
   Chesapeake Energy Corp.                                               77,000          1,016,400
   Chesapeake Utilities Corp.                                             2,400             55,992
   Chicago Rivet & Machine Co.                                              200              5,829
 * Children's Place Retail Stores, Inc.                                  19,200            454,656
 * Childtime Learning Centers, Inc.                                      13,500             36,045
 * Chiquita Brands International, Inc.                                   47,300            828,696
 * Chromcraft Revington, Inc.                                            17,300            244,795
 * Chronimed, Inc.                                                       58,000            429,200
 * Ciber, Inc.                                                          206,400          1,836,960
 * Cima Laboratories, Inc.                                               21,100            681,952
 * Cimarex Energy Co.                                                    50,400          1,420,776
 * Ciprico, Inc.                                                         12,500             58,187
   CIRCOR International, Inc.                                            97,705          1,918,926
 * Cirrus Logic, Inc.                                                   155,500          1,155,365
   Citizens South Banking Corp.                                          16,267            210,658
   City Holding Co.                                                      46,700          1,401,934
 * CKE Restaurants, Inc.                                                138,400          1,400,608
 * Clark, Inc.                                                           54,600            954,408
 * Clarus Corp.                                                         151,400          1,795,604
 * Clayton Williams Energy, Inc.                                         42,000            963,480
 * Clearone Communications, Inc.                                         36,700            215,612
 * Cleveland Cliffs, Inc.                                                29,700          1,392,633
 * CNA Surety Corp.                                                      81,200            844,480
   CNS, Inc.                                                             35,400            356,478
   Coachmen Industries, Inc.                                             96,000          1,551,360
 * Coast Dental Services, Inc.                                            1,766              5,475
 * Coastcast Corp.                                                       10,800             23,220
 * Cobra Electronics Corp.                                               28,700            257,439

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Coherent, Inc.                                                        88,800   $      2,405,592
 * Cole National Corp. Class A                                           25,200            572,292
 * Collins & Aikman Corp.                                               233,400          1,239,354
   Columbia Banking System, Inc.                                         66,120          1,403,066
 * Columbus McKinnon Corp.                                               46,400            245,874
 * Comarco, Inc.                                                         43,100            306,872
 * Comfort Systems USA, Inc.                                            172,100          1,213,305
   Commerce Group, Inc.                                                  72,900          3,303,828
*# Commerce One, Inc.                                                     1,710              1,744
   Commercial Federal Corp.                                             163,400          4,578,468
   Commercial Metals Co.                                                119,400          3,593,940
 * Commonwealth Industries, Inc.                                         87,800            785,810
*# Commscope, Inc.                                                       44,900            774,525
   Communications Systems, Inc.                                          26,500            209,350
   Community Bank System, Inc.                                           73,000          1,607,460
   Community Trust Bancorp, Inc.                                         25,373            790,876
   Community West Bancshares                                             14,800            125,430
 * Compex Technologies, Inc.                                             46,500            278,070
 * Compucom Systems, Inc.                                               233,550          1,048,639
 * CompuCredit Corp.                                                    227,400          3,988,596
*# Compudyne Corp.                                                       32,100            319,395
 * Computer Access Technology Corp.                                      98,600            458,490
 * Computer Horizons Corp.                                              152,300            543,711
 * Computer Network Technology Corp.                                     88,450            534,238
 * Computer Task Group, Inc.                                             82,100            357,135
 * CompX International, Inc.                                              5,200             84,500
 * Comstock Resources, Inc.                                             136,300          2,563,803
 * Concord Camera Corp.                                                 125,500            387,795
 * Conmed Corp.                                                          53,450          1,360,302
 * Consolidated Graphics, Inc.                                           41,300          1,658,195
 * Consumer Portfolio Services, Inc.                                     19,260             86,477
*# Continental Airlines, Inc.                                            76,900            822,061
*# Convera Corp.                                                         82,700            234,868
   Cooper Tire & Rubber Co.                                             233,600          4,926,624
*# Copper Mountain Networks, Inc.                                        35,600            451,764
 * Core Molding Technologies, Inc.                                          700              2,450
 * Corinthian Colleges, Inc.                                             28,800            818,208
   Corn Products International, Inc.                                    149,200          6,472,296
 * Cornell Companies, Inc.                                               58,900            786,315
 * Correctional Services Corp.                                           84,300            261,330
 * Corrections Corporation of America                                    96,100          3,676,786
   Corus Bankshares, Inc.                                                42,600          1,664,808
 * Cosine Communications, Inc.                                           45,200            179,896
 * Cost-U-Less, Inc.                                                      2,500             14,425
 * Covansys Corp.                                                       134,300          1,461,184
 * Covenant Transport, Inc. Class A                                      50,200            786,634
   CPAC, Inc.                                                            12,500             72,375
*# Credence Systems Corp.                                               184,270          2,581,623
 * Credit Acceptance Corp.                                              106,200          1,598,310
   Crompton Corp.                                                       175,100          1,045,347
 * Cross (A.T.) Co. Class A                                              31,700            178,788
 * Cross Country Healthcare, Inc.                                        82,677          1,373,265
 * Crossroads Systems, Inc.                                              31,632             57,633
*# Crown Castle International Corp.                                     125,500          1,848,615
 * Crown Financial Group, Inc.                                           20,000             24,000
 * Crown Media Holdings, Inc.                                             5,800             52,490
*# Cryolife, Inc.                                                        45,900            234,090
 * CSK Auto Corp.                                                        57,400            984,410
 * CSP, Inc.                                                              1,026              7,388
   CSS Industries, Inc.                                                  24,000            837,600
   CT Communications, Inc.                                               56,043            767,789
   CTS Corp.                                                            177,938   $      1,939,524
   Cubic Corp.                                                           54,300          1,222,293
 * Culp, Inc.                                                            58,000            429,200
 * Cumulus Media, Inc. Class A                                           96,700          1,792,818
 * CuraGen Corp.                                                        153,235            766,175
 * Curative Health Services Inc                                          47,200            496,544
   Cutter & Buck, Inc.                                                   49,300            510,748
 * CV Therapeutics, Inc.                                                    349              4,565
 * Cyberoptics Corp.                                                      7,800            163,098
 * Cybersource Corp.                                                     12,402            104,797
*# CycleLogic, Inc.                                                           3                  0
 * Cypress Semiconductor Corp.                                           47,700            780,372
   Cytec Industries, Inc.                                               114,300          4,602,861
   D & K Healthcare Resources, Inc.                                     119,979          1,436,149
 * D A Consulting Group, Inc.                                             7,300                 40
   D&E Communications, Inc.                                              57,964            751,213
*# Dan River, Inc. Class A                                               35,700              3,838
 * Data Systems & Software, Inc.                                          5,800              9,686
 * Datalink Corp.                                                        72,800            265,720
 * Dataram Corp.                                                         21,600            173,880
   Datascope Corp.                                                       27,269            947,052
 * Datastream Systems, Inc.                                              15,000             93,900
 * DataTRAK International, Inc.                                             100              1,105
 * Dave and Busters, Inc.                                                44,900            839,630
 * Dawson Geophysical Co.                                                 9,400            139,590
   Deb Shops, Inc.                                                       21,425            513,986
 * Deckers Outdoor Corp.                                                 40,000          1,000,000
 * Del Global Technologies Corp.                                          8,827             20,081
 * Delphax Technologies, Inc.                                             6,100             39,040
   Delphi Financial Group, Inc. Class A                                 135,465          5,456,530
   Delta Apparel, Inc.                                                    1,640             37,031
 * Delta Financial Corp.                                                  5,000             30,450
   Delta Natural Gas Co., Inc.                                            1,700             39,474
 * Delta Woodside Industries, Inc.                                        2,425              3,274
 * Denbury Resources, Inc.                                              177,600          3,267,840
 * Department 56, Inc.                                                   64,700          1,022,260
 * DiamondCluster International, Inc.                                    81,800            792,642
 * Digi International, Inc.                                             106,700          1,108,613
 * Digimarc Corp.                                                        49,696            561,565
*# Digital Angel Corp.                                                  115,200            370,944
 * Digital Insight Corp.                                                 85,800          1,657,656
 * Digitas, Inc.                                                          1,287             11,905
   Dillards, Inc. Class A                                               322,000          6,443,220
   Dime Community Bancorp, Inc.                                          90,787          1,552,458
   Dimon, Inc.                                                          211,100          1,298,265
 * Diodes, Inc.                                                          37,200            812,076
 * Discovery Partners International                                     113,600            589,584
   Distributed Energy Systems Corp.                                     163,800            524,160
 * Ditech Communications Corp.                                           81,900          1,687,959
 * Dixie Group, Inc.                                                     70,400            831,424
 * DJ Orthopedics, Inc.                                                  19,200            447,936
 * Dollar Thrifty Automotive Group, Inc.                                109,200          2,863,224
 * Dominion Homes, Inc                                                    3,600            109,836
   Donegal Group, Inc. Class A                                            5,900            123,782
   Donegal Group, Inc. Class B                                            3,000             61,560
 * DoubleClick, Inc.                                                    191,500          1,623,920
   Dover Motorsports, Inc.                                               60,500            277,695
   Downey Financial Corp.                                               115,700          6,120,530
 * Dril-Quip, Inc.                                                       40,300            665,756
 * DRS Technologies, Inc.                                                15,400            431,046
 * Duane Reade, Inc.                                                     68,300          1,126,950

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Duckwall-ALCO Stores, Inc.                                             5,600   $         96,544
 * Ducommun, Inc.                                                        29,600            557,960
 * DuPont Photomasks, Inc.                                               56,965          1,257,787
 * Dura Automotive Systems, Inc.                                         61,100            578,006
*# DUSA Pharmaceuticals, Inc.                                            86,200            910,272
 * Dycom Industries, Inc.                                               161,498          3,987,386
*# Dynacq Healthcare, Inc.                                               17,000            107,100
 * Dynamics Research Corp.                                                8,800            144,408
*# Dynegy, Inc.                                                         132,200            580,358
*# E Com Ventures, Inc.                                                     850              7,862
   E-Z-EM, Inc.                                                           3,700             69,190
 * E.piphany, Inc.                                                      276,700          1,300,490
   Eagle Materials, Inc.                                                 65,000          4,335,500
 * EarthLink, Inc.                                                       69,600            698,784
   Edelbrock Corp.                                                          110              1,655
 * Eden Bioscience Corp.                                                 78,200             86,020
 * Edge Petroleum Corp.                                                  42,400            587,240
 * Edgewater Technology, Inc.                                            53,038            328,305
   Edo Corp.                                                                300              6,444
 * eFunds Corp.                                                          67,800          1,085,478
 * EGL, Inc.                                                             75,100          1,718,288
   Electro Rent Corp.                                                    73,253            801,388
 * Electro Scientific Industries, Inc.                                    9,700            221,451
 * Electroglas, Inc.                                                     53,840            282,660
 * Electronics for Imaging, Inc.                                          6,600            183,216
 * eLoyalty Corp.                                                        31,000            196,230
   EMC Insurance Group, Inc.                                              1,000             20,280
 * Emcor Group, Inc.                                                     17,600            745,888
 * EMCORE Corp.                                                          86,600            256,336
 * Emisphere Technologies, Inc.                                          38,000            193,040
 * Emmis Communications Corp.
     Class A                                                             99,700          2,173,460
   Empire District Electric Co.                                           1,400             28,028
 * EMS Technologies, Inc.                                                59,500          1,294,720
 * Encore Medical Corp.                                                  14,250             99,465
 * Encore Wire Corp.                                                     70,333          2,142,695
   Energen Corp.                                                         20,600            922,880
 * Energy Conversion Devices, Inc.                                       11,219            140,574
 * Energy Partners, Ltd.                                                 99,600          1,321,692
 * Enesco Group, Inc.                                                    65,500            630,765
   Engineered Support Systems, Inc.                                      18,280            957,872
   Ennis Business Forms, Inc.                                               500              7,725
 * EnPro Industries, Inc.                                                50,900            984,406
 * Entravision Communications Corp.                                     259,500          2,101,950
 * Entrust, Inc.                                                         79,343            364,978
 * ePlus, Inc.                                                           58,800            692,664
 * ePresence, Inc.                                                       49,500            199,980
 * Equinix, Inc.                                                         23,545            740,490
 * Equity Marketing, Inc.                                                 4,400             56,496
 * Equity Oil Co.                                                        41,200            175,100
 * Esco Technologies, Inc.                                               44,000          2,169,200
   Espey Manufacturing & Electronics
     Corp.                                                                  400              9,044
 * ESS Technology, Inc.                                                 128,500          1,472,610
 * Esterline Technologies Corp.                                          64,300          1,619,074
 * Ethyl Corp.                                                           45,000            903,150
 * Evans & Sutherland Computer Corp.                                     22,900            114,156
*# Evergreen Solar, Inc.                                                 23,000             69,690
 * Exar Corp.                                                           112,900          1,798,497
 * Exelixis, Inc.                                                        25,534            235,423
 * Exponent, Inc.                                                        14,000            349,020
 * Extended Systems, Inc.                                                37,500   $        186,375
 * Extreme Networks, Inc.                                                16,000             85,120
   F.N.B. Corp.                                                         131,700          2,628,732
*# Factory 2-U Stores, Inc.                                              60,618             56,981
   Fair, Isaac & Co., Inc.                                               85,167          2,959,553
 * Fairchild Corp. Class A                                              113,400            510,300
 * Falcon Products, Inc.                                                 64,800            243,000
 * Famous Dave's of America, Inc.                                        47,750            375,888
   FBL Financial Group, Inc. Class A                                     79,600          2,258,252
   Fedders Corp.                                                         15,500             68,820
   Federal Signal Corp.                                                  81,000          1,442,610
 * FEI Co.                                                               30,500            760,975
   FFLC Bancorp                                                           2,550             64,846
 * Fibermark, Inc.                                                        7,300                730
   Fidelity National Financial, Inc.                                      1,893             71,158
   Fidelity Southern Corp.                                                2,000             27,000
 * Financial Federal Corp.                                               16,000            499,840
 * Financial Industries Corp.                                            41,366            473,641
 * Finish Line, Inc. Class A                                             44,500          1,481,850
 * Finishmaster, Inc.                                                     9,000             91,575
 * Finlay Enterprises, Inc.                                              76,800          1,503,744
 * Firebrand Financial Group, Inc.                                        1,000                 36
   First American Financial Corp.                                        86,600          2,248,136
   First Bancorp                                                          6,484            197,762
 * First Cash Financial Services, Inc.                                   69,000          1,421,400
   First Charter Corp.                                                   27,900            584,226
   First Citizens Bancshares, Inc.                                       10,400          1,206,400
   First Community Bancorp                                               29,942          1,086,895
   First Community Bancshares, Inc.                                         295              7,965
 * First Consulting Group, Inc.                                          90,841            474,190
   First Defiance Financial Corp.                                        12,700            317,754
   First Federal Bancshares of Arkansas,
     Inc.                                                                13,000            262,600
   First Federal Capital Corp.                                           37,801          1,025,919
 * First Horizon Pharmaceutical Corp.                                   142,500          2,525,812
   First Indiana Corp.                                                   72,241          1,425,315
 * First Investors Financial Services Group,
     Inc.                                                                 6,900             37,743
 * First Mariner Bank Corp.                                               5,300             94,499
   First Merchants Corp.                                                 67,850          1,630,435
   First Midwest Financial, Inc.                                          3,700             82,880
   First Mutual Bancshares, Inc.                                          7,187            166,667
   First Niagara Financial Group, Inc.                                  273,034          3,399,273
   First PacTrust Bancorp, Inc.                                          17,119            368,914
   First Place Financial Corp.                                           53,341            876,926
   First Republic Bank                                                   58,100          2,368,156
   First Sentinel Bancorp, Inc.                                          46,900            979,272
   First State Bancorporation                                            16,220            514,661
   FirstBank NW Corp.                                                     1,700             44,625
 * FirstFed Financial Corp.                                              76,900          3,175,201
 * Fischer Imaging Corp.                                                  3,200              9,440
   Flagstar Bancorp, Inc.                                               106,200          2,289,672
 * Flanders Corp.                                                        50,300            359,645
 * Fleetwood Enterprises, Inc.                                          128,700          1,724,580
   Flexsteel Industries, Inc.                                             6,000            129,720
   Florida East Coast Industries, Inc.                                   78,200          2,829,276
 * Flow International Corp.                                               8,746             24,489
   Flowers Foods, Inc.                                                  128,925          3,012,977
 * Flowserve Corp.                                                      155,700          3,261,915
   Flushing Financial Corp.                                              40,950            717,034
 * FMC Corp.                                                             14,400            584,208

                                                                         SHARES             VALUE+
                                                                         ------             ------
   FNB Corp.                                                             11,300   $        219,220
   FNB Financial Services Corp.                                           2,500             46,250
   Foot Locker, Inc.                                                    177,700          4,193,720
*# Footstar, Inc.                                                        67,700            294,495
 * Forest Oil Corp.                                                     175,500          4,369,950
 * Forgent Networks, Inc.                                                 6,000              7,680
 * Forrester Research, Inc.                                               6,797            124,521
 * Foster (L.B.) Co. Class A                                             12,800             99,840
*# Foster Wheeler, Ltd.                                                   3,100              3,658
*# FPIC Insurance Group, Inc.                                            43,800          1,182,600
   Frankfort First Bancorp, Inc.                                            100              2,136
 # Franklin Bancorp, Inc.                                                 9,300            185,070
 * Franklin Covey Co.                                                    19,100             46,795
 * Franklin Electronic Publishers, Inc.                                     900              3,852
   Fred's, Inc.                                                          33,000            693,660
   Fremont General Corp.                                                188,500          4,231,825
   Frequency Electronics, Inc.                                            9,200            129,168
 * Fresh Choice, Inc.                                                     4,000              6,640
 * Friede Goldman Halter, Inc.                                              800                  1
   Friedman Industries, Inc.                                              6,840             26,676
   Friedmans, Inc. Class A                                              142,100            449,036
   Frisch's Restaurants, Inc.                                             8,500            242,675
 * Frontier Airlines, Inc.                                               86,800            807,240
 * Frozen Food Express Industries, Inc.                                  49,300            337,705
   FSF Financial Corp.                                                    2,900            100,340
 * FSI International, Inc.                                              148,600          1,023,854
 * FTI Consulting, Inc.                                                  27,300            457,275
 * FuelCell Energy, Inc.                                                 59,500            944,265
   Fuller (H.B.) Co.                                                    101,491          2,718,944
   G & K Services, Inc. Class A                                          49,561          1,950,225
 * G-III Apparel Group, Ltd.                                             12,700            114,490
   GA Financial, Inc.                                                     3,500            122,570
*# Gadzooks, Inc.                                                        25,500             45,262
 * Gaiam, Inc.                                                           18,824            114,450
*# Galyan's Trading Co.                                                  63,800            641,190
 * GameStop Corp.                                                        24,300            379,566
   GameTech International, Inc.                                          19,800             89,298
 * Gardner Denver Machinery, Inc.                                        48,000          1,257,120
 * Gateway, Inc.                                                          5,150             20,857
   GATX Corp.                                                           144,600          3,486,306
 * Gaylord Entertainment Co.                                            146,415          4,209,431
 * Gehl Co.                                                              15,390            261,476
   Gencorp, Inc.                                                        283,500          3,220,560
 * Gene Logic, Inc.                                                     233,446            919,777
 * General Binding Corp.                                                  5,192             69,729
 * General Cable Corp.                                                  115,000            921,150
 * General Communications, Inc.
     Class A                                                             93,395            740,622
 * Genesee & Wyoming, Inc.                                               63,425          1,449,895
 * Genesis HealthCare Corp.                                              32,819            849,684
 * Genesis Microchip, Inc.                                               19,701            318,171
 * Genlyte Group, Inc.                                                   46,500          2,732,805
 * Gentiva Health Services, Inc.                                         17,300            274,724
 * Gerber Scientific, Inc.                                              151,100            942,864
   Gevity HR, Inc.                                                       34,300            899,003
 * Giant Industries, Inc.                                                48,900            915,408
   Gibraltar Steel Corp.                                                 42,900          1,241,955
 * Giga-Tronics, Inc.                                                     2,105              3,347
   Glatfelter (P.H.) Co.                                                208,000          2,545,920
 * Glenayre Technologies, Inc.                                          169,300            428,329
 * Global Imaging Systems, Inc.                                          17,800            602,708
 * Globecomm Systems, Inc.                                               71,500   $        418,990
*# Glowpoint, Inc.                                                      109,200            236,964
   Golden Enterprises, Inc.                                                 300                873
 * Golden State Vintners, Inc.                                           11,985             97,917
*# Goodyear Tire & Rubber Co.                                           164,100          1,427,670
   Goody's Family Clothing, Inc.                                        172,500          2,059,650
*# GoRemote Internet Communications,
     Inc.                                                                17,500             35,000
   Gorman-Rupp Co.                                                        7,700            204,050
 * Gottschalks, Inc.                                                     21,400            110,852
 * GP Strategies Corp.                                                   56,200            421,500
   Granite Construction, Inc.                                           102,900          1,944,810
 * Graphic Packaging Corp.                                               20,100            129,846
   Gray Television, Inc.                                                203,928          2,873,346
   Gray Television, Inc. Class A                                          3,400             43,520
   Great American Financial Resources,
     Inc.                                                                59,100            901,275
 * Great Atlantic & Pacific Tea Co., Inc.                               132,500            918,225
   Great Lakes Chemical Corp.                                           193,300          4,789,974
 * Greenbrier Companies, Inc.                                             4,700             80,981
 * Grey Wolf, Inc.                                                       16,500             60,225
 * Griffin Land & Nurseries, Inc.
     Class A                                                              1,900             48,061
 * Griffon Corp.                                                        130,640          3,041,299
 * Group 1 Automotive, Inc.                                              53,000          1,701,300
 * GSI Commerce, Inc.                                                    47,700            391,140
 * GTC Biotherapeutics, Inc.                                             53,024             86,959
 * GTSI Corp.                                                            37,300            444,616
   Guaranty Federal Bancshares, Inc.                                      8,000            157,600
 * Guess, Inc.                                                           94,800          1,459,920
*# Guilford Pharmaceuticals, Inc.                                        45,921            284,710
   Gulf Island Fabrication, Inc.                                         24,200            459,800
 * Gulfmark Offshore, Inc.                                               29,577            397,811
 * Gymboree Corp.                                                        84,300          1,229,937
 * Ha-Lo Industries, Inc.                                                21,800                 31
   Haggar Corp.                                                          15,100            304,416
 * Hain Celestial Group, Inc.                                            28,900            511,530
 * Hall Kinion Associates, Inc.                                          29,500            122,130
   Hancock Fabrics, Inc.                                                 54,700            635,614
   Hancock Holding Co.                                                      300              8,244
   Handleman Co.                                                        121,102          2,712,685
 * Hanger Orthopedic Group, Inc.                                         89,000          1,468,500
 * Hanover Compressor Co.                                                79,700            834,459
   Harbor Florida Bancshares, Inc.                                       18,100            508,067
   Hardinge, Inc.                                                        17,300            205,870
   Harleysville Group, Inc.                                             102,563          1,937,415
   Harman International Industries, Inc.                                  5,000            400,700
 * Harris Interactive, Inc.                                              22,700            168,888
   Harsco Corp.                                                           3,000            130,230
 * Hartmarx Corp.                                                        27,500            165,825
 * Harvard Bioscience, Inc.                                             105,800            497,260
 * Harvest Natural Resources, Inc.                                       75,000            952,500
 * Hastings Entertainment, Inc.                                          47,500            369,503
*# Hawaiian Holdings, Inc.                                               44,863            217,586
 * Hawk Corp.                                                            18,500             96,663
 * Hawthorne Financial Corp.                                             37,050          1,305,272
   HCC Insurance Holdings, Inc.                                          27,700            917,978
 * Hector Communications Corp.                                            4,600             92,000
   Heico Corp.                                                           76,703          1,128,301
   Heico Corp. Class A                                                   11,290            133,448
 * Heidrick & Struggles International, Inc.                              34,100            952,754

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Helmerich & Payne, Inc.                                              161,300   $      4,024,435
 * Herley Industries, Inc.                                               42,700            877,485
 * Hexcel Corp.                                                           4,400             37,400
 * Hi-Tech Pharmacal, Inc.                                               11,700            217,503
   HMN Financial, Inc.                                                   19,700            495,061
 * HMS Holdings Corp.                                                    87,900            474,660
   Hollinger International, Inc. Class A                                152,800          2,689,280
   Holly Corp.                                                           33,000          1,146,750
 * Hollywood Media Corp.                                                 10,200             33,252
 * Hologic, Inc.                                                         55,500          1,141,080
 * Home Products International, Inc.                                     18,300             23,607
   Hooper Holmes, Inc.                                                  116,400            651,840
   Horace Mann Educators Corp.                                          121,500          2,056,995
   Horizon Financial Corp.                                               24,248            446,648
 * Horizon Health Corp.                                                  34,900            802,700
 * Horizon Offshore, Inc.                                                92,566            112,931
   Horton (D.R.), Inc.                                                  115,993          3,352,198
 * Houston Exploration Co.                                               94,700          4,475,522
 * Hovnanian Enterprises, Inc. Class A                                   17,500            617,750
   Hudson River Bancorp, Inc.                                            58,200          1,014,426
 * Huffy Corp.                                                           20,500             23,780
   Hughes Supply, Inc.                                                   94,600          5,108,400
 * Human Genome Sciences, Inc.                                           13,600            147,832
 * Humana, Inc.                                                         358,500          6,119,595
 # Hunt (J.B.) Transport Services, Inc.                                 232,200          7,602,228
 * Hurco Companies, Inc.                                                  6,100             82,289
 * Hutchinson Technology, Inc.                                          105,800          2,794,178
 * Huttig Building Products, Inc.                                        25,800            212,850
 * Hypercom Corp.                                                       274,600          1,845,312
   Iberiabank Corp.                                                       7,800            456,846
 * Ibis Technology Corp.                                                 38,677            297,813
 * Ico, Inc.                                                             24,700             52,611
 * ICT Group, Inc.                                                       10,400            118,976
 * Identix, Inc.                                                         29,000            210,250
 * IDT Corp.                                                            100,000          1,759,000
 * IDT Corp. Class B                                                     57,600          1,036,800
 * iGate Capital Corp.                                                  181,900            811,274
   IHOP Corp.                                                            73,700          2,653,200
 * II-VI, Inc.                                                           16,400            422,792
   Ikon Office Solutions, Inc.                                          261,500          2,881,730
 * ILEX Oncology, Inc.                                                      406              9,399
 * Illumina, Inc.                                                       144,800            918,032
 * Image Entertainment, Inc.                                             55,000            189,750
   Imation Corp.                                                        142,700          5,873,532
 # IMC Global, Inc.                                                     233,200          2,903,340
 * IMCO Recycling, Inc.                                                  71,900            905,940
 * Immersion Corp.                                                        7,800             33,462
 * ImmunoGen, Inc.                                                      150,900          1,208,709
*# Impath, Inc.                                                          49,705            280,833
 * Impco Technologies, Inc.                                              68,800            394,224
 * Imperial Sugar Co.                                                    31,180            368,236
 * Incyte Genomics, Inc.                                                113,100            810,927
   Independence Community Bank Corp.                                    207,197          7,774,031
   Independent Bank Corp. MI                                             19,757            500,445
 * Industrial Distribution Group, Inc.                                   30,200            218,950
 * Inet Technologies, Inc.                                               57,900            515,889
   Infinity Property & Casualty Corp.                                    52,679          1,643,585
 * Infinity, Inc.                                                        21,350             77,928
 * InFocus Corp.                                                        130,042          1,048,139
 * Infonet Services Corp.                                                14,700             25,284
 * Informatica Corp.                                                      8,100             62,856
 * Information Holdings, Inc.                                            45,900   $      1,226,448
 * Inforte Corp.                                                         38,000            411,160
 * InfoSpace, Inc.                                                       78,700          2,878,846
   Ingles Market, Inc. Class A                                           41,695            441,967
 * Ingram Micro, Inc.                                                    98,100          1,417,545
 * Innotrac Corp.                                                        53,300            493,025
 * Innovative Clinical Solutions, Ltd.                                      519                  3
 * Innovative Solutions & Support, Inc.                                   6,100            121,884
 * Innovex, Inc.                                                         58,700            316,393
 * Input/Output, Inc.                                                   107,300            740,370
 * Insight Communications Co., Inc.                                     103,847            992,777
 * Insight Enterprises, Inc.                                             45,600            837,216
 * Insituform Technologies, Inc. Class A                                 70,035          1,071,536
 * Insurance Auto Auctions, Inc.                                         49,656            812,372
 * InsWeb Corp.                                                          12,450             59,138
   Integra Bank Corp.                                                    76,528          1,606,323
 * IntegraMed America, Inc.                                               2,300             16,744
 * Integrated Device Technology, Inc.                                    52,900            771,282
 * Integrated Electrical Services, Inc.                                 278,900          2,510,100
 * Integrated Information Systems, Inc.                                     200                 25
 * Integrated Silicon Solution, Inc.                                     89,009          1,415,243
 * Integrated Telecom Express, Inc.                                         900                  0
 * Integrity Media, Inc.                                                  9,100             57,876
   Inter Parfums, Inc.                                                   17,550            441,734
 * Interactive Data Corp.                                                18,500            313,575
 * InterCept Group, Inc.                                                 75,200          1,119,728
 * Interface, Inc. Class A                                              151,500          1,060,500
 * Intergraph Corp.                                                      97,200          2,443,608
 * Interland, Inc.                                                      104,832            305,061
 * Intermagnetics General Corp.                                          17,297            509,743
   Intermet Corp.                                                        77,582            318,862
 * International Multifoods Corp.                                        71,300          1,779,648
*# Internet Commerce Corp.                                               23,500             32,665
 * Internet Security Systems, Inc.                                       36,489            577,256
 * Interphase Corp.                                                         500              4,750
   Interpool, Inc.                                                       39,000            658,125
   Interstate Bakeries Corp.                                            180,600          1,896,300
 * Interstate Hotels & Resorts, Inc.                                     30,000            160,500
 * Interwoven, Inc.                                                      35,750            329,615
*# Intrusion, Inc.                                                       14,325             28,349
   Investors Title Co.                                                    1,100             30,421
 * Invision Technologies, Inc.                                           33,800          1,684,930
   Iomega Corp.                                                         223,000          1,079,320
*# Ionatron, Inc.                                                         3,000             17,670
 * Ionics, Inc.                                                          66,400          1,677,264
*# IPIX Corp.                                                             4,000             33,560
 * Iridex Corp.                                                           6,200             43,090
   Irwin Financial Corp.                                                 66,900          1,702,605
 * Isle of Capri Casinos, Inc.                                           98,400          1,906,992
 * ITLA Capital Corp.                                                    18,200            729,820
 * ITXC Corp.                                                           165,900            391,524
 * IXYS Corp.                                                           134,597          1,258,482
 * J & J Snack Foods Corp.                                               23,340            927,998
 * J Net Enterprises, Inc.                                               19,000             28,500
 * J. Alexander's Corp.                                                  12,700             90,805
 * J. Jill Group, Inc.                                                   36,000            735,480
 * Jack in the Box, Inc.                                                 22,900            640,513
 * Jaco Electronics, Inc.                                                21,850            108,835
 * Jacuzzi Brands, Inc.                                                 451,400          3,854,956
 * Jakks Pacific, Inc.                                                   84,050          1,494,409
 * JDA Software Group, Inc.                                              84,900          1,073,985

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Jefferies Group, Inc.                                                 41,000   $      1,341,930
   JLG Industries, Inc.                                                 242,700          3,062,874
 * Jo-Ann Stores, Inc.                                                    8,300            237,629
 * Johnson Outdoors, Inc.                                                11,000            209,770
 * Jones Lang LaSalle, Inc.                                              20,000            504,400
 * Jos. A. Bank Clothiers, Inc.                                          21,000            684,390
   Joy Global, Inc.                                                      55,400          1,523,500
 * JPS Industries, Inc.                                                   1,500              3,722
   K Swiss, Inc. Class A                                                 76,400          1,528,000
 * K2, Inc.                                                             162,414          2,390,734
 * Kadant, Inc.                                                          43,328            876,525
 * Kaiser Aluminum Corp.                                                 12,000                420
   Kaman Corp. Class A                                                  101,963          1,201,124
 * Kansas City Southern Industries, Inc.                                209,500          2,723,500
 * Katy Industries, Inc.                                                  2,000             11,700
   KB Home Corp.                                                         14,900            981,612
 * Keane, Inc.                                                           38,500            552,475
 * Keith Companies, Inc.                                                 24,500            343,490
   Kellwood Co.                                                          93,391          3,801,014
   Kelly Services, Inc.                                                 113,260          3,141,832
 * Kemet Corp.                                                          114,900          1,396,035
 * Kendle International, Inc.                                            52,900            396,750
   Kennametal, Inc.                                                     105,900          4,511,340
 * Kennedy-Wilson, Inc.                                                  13,500             91,800
   Kewaunee Scientific Corp.                                              5,000             53,825
 * Key Energy Group, Inc.                                               396,400          3,837,152
 * Key Technology, Inc.                                                   7,100             93,010
 * Key Tronic Corp.                                                       5,400             19,332
 * Keynote Systems, Inc.                                                 86,900          1,134,045
 * Keystone Automotive Industries, Inc.                                  64,500          1,773,750
 * Kforce, Inc.                                                         142,667          1,306,830
   Kimball International, Inc. Class B                                   83,296          1,152,817
 * Kindred Healthcare, Inc.                                             105,600          2,623,104
 * Kirby Corp.                                                            3,000            106,200
 * Knight Trading Group, Inc.                                           406,400          4,657,344
 * Koala Corp.                                                           15,200              5,928
 * Korn/Ferry International                                              75,400          1,047,306
 * Kroll, Inc.                                                           78,762          2,877,963
   Kronos Worldwide, Inc.                                                53,800          1,667,800
   La-Z-Boy, Inc.                                                       118,344          2,183,447
 * LaBarge, Inc.                                                          5,000             38,000
 * LabOne, Inc.                                                          23,300            724,863
 # Labranche & Co., Inc.                                                  6,000             53,760
   Ladish Co., Inc.                                                      59,900            521,130
   LaFarge North America, Inc.                                           35,400          1,559,724
 * Lakeland Industries, Inc.                                              2,783             60,530
 * Lakes Entertainment, Inc.                                             45,800            566,088
 * Lamson & Sessions Co.                                                 84,000            634,200
   Lance, Inc.                                                          239,300          3,649,325
 * Lancer Corp.                                                           4,200             26,880
   Landamerica Financial Group, Inc.                                     93,200          3,717,748
 * Landec Corp.                                                           1,300              9,217
   Landry's Restaurants, Inc.                                           160,250          4,807,500
 * Larscom, Inc.                                                            928              4,640
 * Lattice Semiconductor Corp.                                           86,000            671,660
 * Laureate Education, Inc.                                             137,200          5,037,984
 * Lawson Software, Inc.                                                 33,900            243,063
 * Layne Christensen Co.                                                 16,300            274,818
 * Lazare Kaplan International, Inc.                                     16,500            145,200
 * LCA-Vision, Inc.                                                      37,200            892,800
 * LCC International, Inc. Class A                                       76,100            315,054
 * Lecroy Corp.                                                          17,900   $        329,897
   Lennar Corp. B Shares                                                 12,700            543,814
   Lennox International, Inc.                                           147,300          2,427,504
 * Lesco, Inc.                                                           74,800            967,164
 * Level 8 Systems, Inc.                                                    100                 27
 * Levitt Corp. Series A                                                    386              9,276
 * Lexicon Genetics, Inc.                                               109,400            766,894
   Liberty Corp.                                                         52,100          2,425,255
 * Lifecore Biomedical, Inc.                                             65,100            455,700
   Lifetime Hoan Corp.                                                   22,600            462,373
 * Lightbridge, Inc.                                                     90,100            474,827
   Lilly (Eli) & Co.                                                      5,790            426,549
 * Lin TV Corp.                                                          30,500            692,350
 * Linens 'n Things, Inc.                                                28,900            877,693
*# Lipid Sciences, Inc.                                                   3,600             15,300
   Lithia Motors, Inc. Class A                                           88,145          2,108,428
 # LNR Property Corp.                                                   144,600          7,266,150
 * LogicVision, Inc.                                                     61,900            185,019
   Lone Star Steakhouse & Saloon, Inc.                                   99,800          2,534,920
 * Lone Star Technologies, Inc.                                          65,000          1,307,800
   Longs Drug Stores Corp.                                              153,400          3,285,828
   Longview Fibre Co.                                                   187,700          2,395,052
   Louisiana-Pacific Corp.                                              371,700          8,586,270
   LSI Industries, Inc.                                                  55,056            633,144
 * Luby's, Inc.                                                          88,000            485,760
   Lufkin Industries, Inc.                                               22,400            677,600
 * Lydall, Inc.                                                          71,600            632,228
 * M & F Worldwide Corp.                                                 45,400            590,200
   M/I Schottenstein Homes, Inc.                                         88,100          3,741,607
 * Mac-Gray Corp.                                                        31,200            199,992
 * Macromedia, Inc.                                                      22,400            582,400
 * Madden (Steven), Ltd.                                                 38,353            740,596
   MAF Bancorp, Inc.                                                     52,972          2,333,417
*# Magna Entertainment Corp.                                             57,500            300,150
 * Magnetek, Inc.                                                       150,800          1,177,748
 * Magnum Hunter Resources, Inc.                                        176,100          1,773,327
 * Main Street & Main, Inc.                                              49,100            100,655
 * MAIR Holdings, Inc.                                                  100,100            800,800
 * Management Network Group, Inc.                                        79,705            187,307
 * Manchester Technologies, Inc.                                         16,900             63,865
   Manor Care, Inc.                                                      70,100          2,196,233
 # Manpower, Inc.                                                         9,675            461,981
 * Manugistic Group, Inc.                                               194,600            865,970
 * Mapinfo Corp.                                                         60,100            601,000
 * Marimba, Inc.                                                         70,600            577,508
   Marine Products Corp.                                                 18,630            340,929
 * MarineMax, Inc.                                                       41,900          1,116,635
   Maritrans, Inc.                                                       10,600            155,290
 * MarketWatch.com, Inc.                                                 93,700          1,066,306
   MarkWest Hydrocarbon, Inc.                                            21,340            228,338
   Marsh Supermarkets, Inc. Class A                                       3,100             42,300
*# Martha Stewart Living Omnimedia,
     Ltd.                                                                24,600            225,090
   Massey Energy Co.                                                    310,370          7,641,309
 * Mastec, Inc.                                                          93,200            397,964
 * Material Sciences Corp.                                               71,700            742,095
 * Matria Healthcare, Inc.                                               45,400            991,990
 * Matrix Service Co.                                                    63,400            677,112
 * MatrixOne, Inc.                                                       96,800            661,144
 * Mattson Technology, Inc.                                              17,900            190,814
 * Max & Ermas Restaurants, Inc.                                          1,400             23,450

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Maxco, Inc.                                                            2,700   $          8,910
   Maxcor Financial Group, Inc.                                          33,200            370,844
 * Maxicare Health Plans, Inc.                                              260                 31
*# Maxim Pharmaceuticals, Inc.                                          106,900            952,479
*# Maxtor Corp.                                                           2,790             19,167
 * Maxwell Shoe Company, Inc.                                            45,400          1,013,782
 * Maxwell Technologies, Inc.                                                70              1,112
 * Maxygen, Inc.                                                         86,003            863,470
   MB Financial, Inc.                                                    19,650            662,009
   MBT Financial Corp.                                                    4,775             83,563
 * McDATA Corp.                                                           3,300             15,675
   MCG Capital Corp.                                                     72,508          1,123,149
   McGrath Rent Corp.                                                    38,263          1,191,892
   McRae Industries, Inc. Class A                                        12,800            127,360
   MDC Holdings, Inc.                                                    61,433          3,951,985
 * Meade Instruments Corp.                                               97,800            312,960
 * Meadow Valley Corp.                                                    1,000              2,175
 * Meadowbrook Insurance Group, Inc.                                     76,700            388,869
*# Medarex, Inc.                                                        183,500          1,535,895
 * MedCath Corp.                                                         46,536            940,027
   Media General, Inc. Class A                                           23,000          1,582,860
 * Medical Action Industries, Inc.                                        1,200             21,132
 * Medical Staffing Network Holdings,
     Inc.                                                                70,300            463,277
 * Medquist, Inc.                                                       140,400          1,731,132
 * MedSource Technologies, Inc.                                          81,667            568,402
 * MEDTOX Scientific, Inc.                                               14,600            148,920
 * Mens Warehouse, Inc.                                                   7,600            198,284
 * Mentor Graphics Corp.                                                  8,000            127,920
 * Mercury Air Group, Inc.                                               14,000             84,000
 * Meridian Resource Corp.                                               94,200            695,196
 * Merix Corp.                                                           65,250            698,175
 * Merrimac Industries, Inc.                                             12,700            117,475
 * Mesa Air Group, Inc.                                                 107,500            824,525
   Mesa Labs, Inc.                                                        1,000              9,920
 * Meta Group, Inc.                                                       2,872             13,211
 * Metals USA, Inc.                                                      44,250            659,325
 * MetaSolv, Inc.                                                       127,900            360,678
   Methode Electronics, Inc. Class A                                     21,800            240,236
 * Metris Companies, Inc.                                               196,100          1,480,555
 * Metro One Telecommunications, Inc.                                    11,948             19,953
 * Metrologic Instruments, Inc.                                          11,954            177,158
 * Metromedia International Group, Inc.                                   1,400                490
 # MGP Ingredients, Inc.                                                  7,300            260,245
 * Michael Anthony Jewelers, Inc.                                         9,600             13,680
 * Micro Component Technology, Inc.                                      34,400             47,128
 * Micro Linear Corp.                                                    54,200            326,826
 * MicroFinancial, Inc.                                                  26,500             76,850
 * Micromuse, Inc.                                                       55,700            329,744
 * Microsemi Corp.                                                      145,000          1,774,800
 * Microtek Medical Holdings, Inc.                                      103,520            466,979
 * Microtune, Inc.                                                      178,210            609,478
 * Midas, Inc.                                                          109,300          2,093,095
   Midland Co.                                                           12,200            318,664
*# Midway Games, Inc.                                                    89,400            969,096
 * Midwest Express Holdings, Inc.                                        61,200            241,740
   Millennium Chemicals, Inc.                                            18,100            307,338
 * Miller Industries, Inc.                                               49,800            453,678
 * Millerbuilding Systems Escrow Shares                                   5,400              1,620
 * MIM Corp.                                                             82,330            645,467
   Minerals Technologies, Inc.                                          128,700          7,400,250
 * MIPS Technologies, Inc.                                               61,470   $        426,602
 * Misonix, Inc.                                                         26,100            219,762
 * Mission Resources Corp.                                               81,100            436,318
 * Mitcham Industries, Inc.                                              30,600            128,520
 * MKS Instruments, Inc.                                                 26,186            611,705
 * Mobile Mini, Inc.                                                     48,034          1,024,085
 * Modem Media, Inc.                                                     25,262            141,720
   Modine Manufacturing Co.                                              85,747          2,585,272
 * Modtech Holdings, Inc.                                                63,529            444,703
 * Moldflow Corp.                                                        43,300            483,228
 * Molecular Devices Corp.                                               21,682            369,678
   Monaco Coach Corp.                                                    36,900            923,976
 * Mondavi (Robert) Corp. Class A                                        30,230          1,052,609
 * Monro Muffler Brake, Inc.                                             17,850            442,323
 * Monterey Pasta Co.                                                    44,031            158,512
*# Mony Group, Inc.                                                       2,262             70,665
 * Moog, Inc. Class A                                                    32,175          1,000,643
 * Motor Car Parts & Accessories, Inc.                                    7,500             63,750
   Movado Group, Inc.                                                    60,700          1,863,490
   Movie Gallery, Inc.                                                   55,067          1,023,696
 * MPS Group, Inc.                                                      620,500          6,875,140
 * MRO Software, Inc.                                                   194,000          2,772,260
 * MRV Communications, Inc.                                              81,606            217,072
 * MSC Software Corp.                                                    96,000            858,240
 * MTM Technologies, Inc.                                                 4,000              6,680
   MTS Systems Corp.                                                     67,660          1,504,758
   Mueller Industries, Inc.                                             111,100          3,632,970
   Myers Industries, Inc.                                               130,325          1,760,691
 * Nabi Biopharmaceuticals                                              142,100          2,387,280
   Nacco Industries, Inc. Class A                                        23,200          2,058,768
 * Nanometrics, Inc.                                                     53,400            682,986
*# Napco Security Systems, Inc.                                           7,400             65,120
   Nash-Finch Co.                                                        55,663          1,046,464
 * Nashua Corp.                                                          10,700             98,761
 * Nassda Corp.                                                           1,000              5,270
 * NATCO Group, Inc. Class A                                             45,400            346,856
 * Nathans Famous, Inc.                                                  15,400             93,771
   National City Corp.                                                    1,832             65,018
 * National Home Health Care Corp.                                        9,481             95,758
   National Presto Industries, Inc.                                      10,900            429,460
 * National Processing, Inc.                                              1,300             37,388
 * National RV Holdings, Inc.                                            50,900            605,710
 * National Technical Systems, Inc.                                      17,200             85,467
 * National Western Life Insurance Co.
     Class A                                                                500             73,075
 * Natrol, Inc.                                                          11,900             32,725
   Nature's Sunshine Products, Inc.                                      53,208            792,799
 * Natus Medical, Inc.                                                   55,800            286,254
 * Navidec, Inc.                                                            105                182
*# Navigant International, Inc.                                          52,700            915,926
 * Navigators Group, Inc.                                                 8,200            236,980
 * NCI Building Systems, Inc.                                            77,300          2,247,111
 * NCO Group, Inc.                                                      102,197          2,533,464
 * NeighborCare, Inc.                                                    25,100            753,000
   Nelson (Thomas), Inc.                                                 31,200            730,704
 * Neoforma, Inc.                                                        54,700            621,939
 * NeoMagic Corp.                                                        61,167            250,785
 * Neose Technologies, Inc.                                              17,900            149,823
 * Neoware Systems, Inc.                                                  3,900             33,696
 * NES Rentals Holdings, Inc.                                                28                228
 * Net2Phone, Inc.                                                      157,129            671,726

                                                                         SHARES             VALUE+
                                                                         ------             ------
   NetBank, Inc.                                                         40,362   $        432,681
 * Netegrity, Inc.                                                      130,600          1,230,252
 * NetIQ Corp.                                                           60,800            805,600
 * NetRatings, Inc.                                                     204,400          2,859,556
 * Netscout System, Inc.                                                143,700            990,093
 * NetSolve, Inc.                                                        29,200            290,598
 * Network Engines, Inc.                                                  3,100              9,858
 * Network Equipment Technologies, Inc.                                 162,000          1,192,320
 * Neurogen Corp.                                                        32,800            308,648
 * New Brunswick Scientific Co., Inc.                                     8,738             53,127
 # New Century Financial Corp.                                          108,300          4,722,963
   New Jersey Resources Corp.                                             3,000            117,810
 * Newfield Exploration Co.                                               3,327            165,518
   Newmil Bancorp, Inc.                                                   4,000            109,000
 * Newpark Resources, Inc.                                              281,200          1,588,780
 * Newport Corp.                                                        182,200          2,647,366
 * Niagara Corp.                                                         14,900             60,122
   NL Industries, Inc.                                                  124,700          1,558,750
 * NMT Medical, Inc.                                                      8,200             31,201
   NN, Inc.                                                               2,300             27,301
 * Nobel Learning Communities, Inc.                                       4,900             32,218
   Noble International, Ltd.                                              8,400            242,340
 * Norstan, Inc.                                                         18,800             60,536
 * North America Galvanizing & Coatings,
     Inc.                                                                 1,100              2,200
 * North American Scientific, Inc.                                       50,500            451,975
   North Central Bancshares, Inc.                                         3,500            132,370
   Northeast Pennsylvania Financial
     Corp.                                                                4,100             71,853
 * Northland Cranberries, Inc.                                            5,925              3,911
   Northrim BanCorp, Inc.                                                12,210            244,200
 * Northwest Pipe Co.                                                    30,100            442,470
 * Novamed Eyecare, Inc.                                                 53,899            195,653
 * Novoste Corp.                                                         55,308            165,924
 * NS Group, Inc.                                                        91,300          1,214,290
 * Nu Horizons Electronics Corp.                                         94,917            771,679
   NUI Corp.                                                              1,195             16,240
 * Numerex Corp. Class A                                                 11,700             53,820
 * Nutraceutical International Corp.                                     24,400            598,044
   NWH, Inc.                                                             20,800            390,312
 * NYFIX, Inc.                                                           93,820            472,853
   Nymagic, Inc.                                                          8,000            205,600
 * O'Charleys, Inc.                                                      58,851          1,071,677
 * Obie Media Corp.                                                      35,100            123,903
 * Oceaneering International, Inc.                                        8,800            278,168
   OceanFirst Financial Corp.                                            28,050            625,515
 * Ocular Sciences, Inc.                                                  2,100             70,161
 * Ocwen Financial Corp.                                                270,900          3,369,996
 * Odd Job Stores, Inc.                                                   9,000             14,535
 * Offshore Logistics, Inc.                                              97,700          2,244,169
*# Oglebay Norton Co.                                                       200                 28
 * Ohio Casualty Corp.                                                  194,800          3,652,500
 * Oil States International, Inc.                                        76,000          1,079,200
   Oil-Dri Corp. of America                                              27,600            443,532
 * Old Dominion Freight Lines, Inc.                                      19,125            531,101
   Olin Corp.                                                            25,540            420,133
 * Olympic Steel, Inc.                                                   41,600            590,720
 * OM Group, Inc.                                                        74,800          1,996,412
 * Omega Protein Corp.                                                   56,229            607,273
   Omnicare, Inc.                                                       169,100          7,271,300
 * Omnova Solutions, Inc.                                                54,000            278,640
 * Omtool, Ltd.                                                           1,028   $         10,794
 * On Assignment, Inc.                                                  110,400            648,048
 * One Price Clothing Stores, Inc.                                          486                 10
*# Oneida, Ltd.                                                          52,400             64,976
 * Onvia.com, Inc.                                                          600              3,522
 * Onyx Acceptance Corp.                                                  8,400            127,260
 * OPENT Technologies, Inc.                                             137,800          1,919,554
 * Opinion Research Corp.                                                30,600            212,364
 * Oplink Communications, Inc.                                           74,400            149,544
 * Opti, Inc.                                                            43,753             67,817
 * Optical Cable Corp.                                                   11,599             62,391
 * Optical Communication Products,
     Inc.                                                                32,318             73,039
   Option Care, Inc.                                                     59,238            797,936
 * Orbital Sciences Corp.                                                81,500          1,022,825
 * Oregon Steel Mills, Inc.                                             133,500          1,504,545
 * Orleans Homebuilders, Inc.                                             3,900             71,370
*# Orthodontic Centers of America,
     Inc.                                                               166,800          1,426,140
 * Orthologic Corp.                                                      73,905            593,457
*# OSI Systems, Inc.                                                     57,200          1,277,276
 * Osteotech, Inc.                                                       64,000            399,360
   Outlook Group Corp.                                                    9,200             56,580
 * Overland Storage, Inc.                                                35,600            509,792
   Overseas Shipholding Group, Inc.                                     115,200          4,393,728
 * Owens-Illinois, Inc.                                                 214,700          3,184,001
   Oxford Industries, Inc.                                               24,000            884,400
 * OYO Geospace Corp.                                                     5,500             96,190
 * Pacific Mercantile Bancorp                                            29,100            317,190
 * Pacific Premier Bancorp, Inc.                                          2,189             25,195
 * Pacificare Health Systems, Inc.                                      272,600         10,067,118
 * Pain Therapeutics, Inc.                                               55,700            435,574
 * Palm Harbor Homes, Inc.                                               61,446          1,163,787
*# Palmone Inc                                                           72,413          1,537,328
 * Palmsource Inc                                                           656             13,284
 * PAM Transportation Services, Inc.                                     34,779            643,412
 * Paradyne Networks Corp.                                              108,600            513,678
 * Parallel Petroleum Corp.                                              56,400            222,724
 * Parexel International Corp.                                           47,885            947,644
   Park Electrochemical Corp.                                            71,750          1,790,880
 * Parker Drilling Co.                                                  385,300          1,236,813
 * Park-Ohio Holdings Corp.                                              44,600            539,660
   Parkvale Financial Corp.                                               2,400             63,792
 * Parlex Corp.                                                          58,100            352,667
 * Parlux Fragrances, Inc.                                               13,400            122,476
 * Pathmark Stores, Inc.                                                 95,359            643,673
   Patina Oil & Gas Corp.                                                46,562          1,231,099
 # Patriot Bank Corp.                                                     3,740            105,169
   Patterson-UTI Energy, Inc.                                             6,400            196,224
 * Paxar Corp.                                                           71,700          1,321,431
 * Payless ShoeSource, Inc.                                              46,300            759,320
 * PC Connection, Inc.                                                  128,000            981,760
 * PC Mall, Inc.                                                         37,600            620,024
 * PC-Tel, Inc.                                                         143,204          1,566,652
 * PDI, Inc.                                                             57,000          1,641,600
   Peabody Energy Corp.                                                  19,300            959,982
 * PEC Solutions, Inc.                                                    3,405             35,412
 * Pediatric Services of America, Inc.                                   19,250            238,700
 * Pediatrix Medical Group, Inc.                                         45,000          2,974,500
 * Peerless Manufacturing Co.                                             2,400             25,704
 * Peerless Systems Corp.                                                14,200             17,750

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Pegasus Communications Corp.                                          17,400   $        282,228
 * Pegasus Solutions, Inc.                                               81,900            941,850
 * Pegasystems, Inc.                                                    125,340          1,066,643
 * Pemstar, Inc.                                                        154,600            406,598
   Penford Corp.                                                          7,800            134,160
 * Penn Treaty American Corp.                                            66,800            142,284
   Penn Virginia Corp.                                                   26,190          1,631,637
   Penn-America Group, Inc.                                              43,522            574,490
   Pennfed Financial Services, Inc.                                      15,300            463,284
   Pep Boys - Manny, Moe & Jack                                         207,700          5,086,573
 * Perceptron, Inc.                                                      27,950            187,265
 * Performance Technologies, Inc.                                        43,000            466,120
 * Pericom Semiconductor Corp.                                           77,900            834,309
 * Perini Corp.                                                           5,800             63,220
   Perrigo Co.                                                           25,600            523,776
 * Perry Ellis International, Inc.                                       28,363            680,145
 * Pervasive Software, Inc.                                              10,020             61,122
 * Petrocorp, Inc. Escrow Shares                                          4,900                294
 * Petroleum Development Corp.                                           78,450          1,927,517
   PetSmart, Inc.                                                        39,750          1,235,828
   PFF Bancorp, Inc.                                                     41,440          1,650,141
 * Pharmacopia Drug Discovery, Inc.                                      66,300            461,448
 * Pharmacyclics, Inc.                                                   74,100            886,977
 * PharmChem, Inc.                                                          700                112
 * Philadelphia Consolidated Holding
     Corp.                                                               17,800          1,008,904
   Phillips-Van Heusen Corp.                                            133,000          2,517,690
 * Phoenix Technologies, Ltd.                                            89,600            591,360
 * Photon Dynamics, Inc.                                                  3,100            100,037
 * Photronics, Inc.                                                      11,400            201,552
 * Piccadilly Cafeterias, Inc.                                           27,500                 28
 * Pico Holdings, Inc.                                                   62,960          1,149,020
   Pier 1 Imports, Inc.                                                  42,400            799,240
   Pilgrims Pride Corp. Class B                                         166,000          4,462,080
 * Pinnacle Entertainment, Inc.                                          96,100          1,095,540
 * Pinnacle Systems, Inc.                                               187,400          1,362,398
 # Pioneer Natural Resources Co.                                         78,500          2,429,575
 * Pixelworks, Inc.                                                      21,600            390,528
 * Plains Exploration & Production Co.                                  213,062          3,792,504
 * Planar Systems, Inc.                                                  51,000            645,150
 * Plato Learning, Inc.                                                 111,873          1,179,141
 * Plexus Corp.                                                          35,600            522,964
 * PLX Technology, Inc.                                                  94,430          1,407,951
   PMA Capital Corp. Class A                                             76,788            535,212
   Pocahontas Bancorp, Inc.                                               9,400            160,505
 * Polycom, Inc.                                                         11,800            241,782
 # PolyMedica Corp.                                                     100,600          2,908,346
 * Polyone Corp.                                                         34,600            238,394
   Pomeroy IT Solutions, Inc.                                            74,700            950,184
   Pope & Talbot, Inc.                                                   68,000          1,137,640
   Potlatch Corp.                                                       105,200          3,971,300
 * Powell Industries, Inc.                                               44,635            762,812
 * Power-One, Inc.                                                       13,778            138,882
*# Powerwave Technologies, Inc.                                         147,200          1,179,072
 * PRAECIS Pharmaceuticals, Inc.                                        262,000          1,092,540
   Precision Castparts Corp.                                            101,682          4,767,869
   Preformed Line Products Co.                                            5,000            137,500
   Presidential Life Corp.                                              180,300          3,050,676
 * Presstek, Inc.                                                       129,800          1,338,238
*# PRG-Schultz International, Inc.                                      203,300            916,883
 * Price Communications Corp.                                            55,280            798,796
 * Pricesmart, Inc.                                                      17,722   $         97,648
 * Pride International, Inc.                                            255,200          4,011,744
 * Prime Hospitality Corp.                                              175,200          1,736,232
 * Prime Medical Services, Inc.                                         149,185            872,732
 * Primus Knowledge Solutions, Inc.                                       7,600             16,188
 * Printronix, Inc.                                                      14,100            204,450
 * Proassurance Corp.                                                    92,380          3,055,007
 * Procom Technology, Inc.                                                3,500              4,270
   Programmers Paradise, Inc.                                               100                739
 * Progressive Software Holding, Inc.                                       850                  0
 * Protection One, Inc.                                                  46,800              9,126
   Providence & Worcester Railroad Co.                                   10,700            109,140
   Provident Financial Group, Inc.                                        5,100            204,204
 * Providian Financial Corp.                                              5,900             80,240
 * Province Healthcare Co.                                               31,600            506,232
 * PSS World Medical, Inc.                                              290,300          2,917,515
 * PTEK Holdings, Inc.                                                  131,155          1,375,816
   Pulaski Financial Corp.                                               10,200            170,340
   Pulitzer, Inc.                                                        37,500          1,764,375
 * Pure World, Inc.                                                       5,600             10,752
   Pyramid Breweries, Inc.                                               14,200             31,098
 * QRS Corp.                                                              3,780             20,752
   Quaker Fabric Corp.                                                   69,700            555,509
 * Quality Dining, Inc.                                                  13,800             31,050
   Quanex Corp.                                                          62,200          2,771,010
 * Quanta Services, Inc.                                                203,400          1,078,020
 * Quantum Corp.-DLT                                                    211,900            625,105
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                     17,625             88,301
 * Quicklogic Corp.                                                      54,400            163,146
 * Quidel Corp.                                                           8,500             47,515
 * Quipp, Inc.                                                              900             13,500
 * Quovadx, Inc.                                                        136,510            146,066
 * R & B, Inc.                                                            9,400            176,250
 * Radiant Systems, Inc.                                                  2,600             11,674
 * Radio One, Inc.                                                       16,100            278,208
 * Radiologix, Inc.                                                      93,700            371,052
 * RadiSys Corp.                                                         61,900          1,031,254
 * Railamerica, Inc.                                                    153,200          1,953,300
 * Raindance Communictions, Inc.                                         91,906            200,355
 * Ralcorp Holdings, Inc.                                                10,000            333,500
   Range Resources Corp.                                                215,000          2,552,050
   Raven Industries, Inc.                                                24,000            762,960
 * Raytech Corp.                                                         46,440             95,202
 * RC2 Corp.                                                             38,900          1,087,644
 * RCM Technologies, Inc.                                                84,800            453,680
*# RCN Corp.                                                             19,900              3,582
 * Reading International, Inc. Class A                                    4,720             39,837
 * Reading International, Inc. Class B                                    1,180              9,735
*# Redhook Ale Brewery, Inc.                                             35,500             77,390
   Regal-Beloit Corp.                                                   100,732          2,059,969
 * Regent Communications, Inc.                                          198,550          1,171,445
 * Register.Com, Inc.                                                   117,700            614,394
 * Rehabcare Group, Inc.                                                 49,000          1,224,020
 * Reliability, Inc.                                                      6,500              7,150
   Reliance Steel & Aluminum Co.                                        143,426          5,247,957
 * Reliant Resources, Inc.                                               15,900            157,569
 * Remec, Inc.                                                          167,467          1,096,909
 * Remington Oil & Gas Corp.                                              4,500             93,330
 * Rent-Way, Inc.                                                       211,400          1,966,020
 * Reptron Electronics, Inc.                                              7,538                  0

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Reptron Electronics, Inc.                                                294   $          2,146
 * Republic First Bancorp, Inc.                                           1,200             14,280
 * Res-Care, Inc.                                                        99,700          1,382,839
   Resource America, Inc.                                               104,939          2,287,670
 * Restoration Hardware, Inc.                                            89,700            601,887
 * Retail Ventures Inc.                                                 119,100            861,093
 * Rewards Network, Inc.                                                  1,800             17,748
 * Rex Stores Corp.                                                      55,175            678,653
 * RF Monolithics, Inc.                                                  47,200            452,176
   Richardson Electronics, Ltd.                                          79,900            903,669
   Riggs National Corp.                                                 169,596          3,703,977
 * Riverstone Networks, Inc.                                            247,600            246,362
*# Riviera Tool Co.                                                       2,000              6,680
   RLI Corp.                                                             92,000          3,309,240
 * Roadhouse Grill, Inc.                                                 21,850              5,463
   Roanoke Electric Steel Corp.                                          14,100            185,415
   Robbins & Myers, Inc.                                                 93,000          2,055,300
*# Robotic Vision Systems, Inc.                                              20                 67
 * Rochester Medical Corp.                                                4,400             35,728
*# Rockford Corp.                                                        60,400            298,980
   Rock-Tenn Co. Class A                                                193,800          3,114,366
 * Rocky Shoes & Boots, Inc.                                              5,300            108,438
 * Rofin-Sinar Technologies, Inc.                                        14,600            382,097
 * Ross Systems, Inc.                                                    11,500            209,197
   RPC, Inc.                                                             20,700            283,590
   RPM, Inc.                                                            283,500          4,170,285
 * RSA Security, Inc.                                                    82,500          1,513,050
 * RTI International Metals, Inc.                                       107,300          1,556,923
 * RTW, Inc.                                                             43,900            283,726
 * Rubio's Restaurants, Inc.                                             66,400            439,568
   Ruddick Corp.                                                        133,500          2,744,760
 * Rush Enterprises, Inc. Class A                                         8,600            101,566
 * Rush Enterprises, Inc. Class B                                         7,300             88,600
   Russ Berrie & Co., Inc.                                               70,300          1,898,100
   Russell Corp.                                                        160,000          2,620,800
 * Ryan's Family Steak Houses, Inc.                                     180,450          3,036,974
   Ryder System, Inc.                                                   196,500          7,299,975
   Ryerson Tull, Inc.                                                   129,700          1,739,277
   Ryland Group, Inc.                                                    52,600          4,186,960
 * S&K Famous Brands, Inc.                                                3,700             62,993
 * S1 Corp.                                                              85,300            800,967
 * Safeguard Scientifics, Inc.                                          343,100            874,905
 * SafeNet, Inc.                                                         25,432            592,566
 * Safety Components International,
     Inc.                                                                   129              1,725
   Saks, Inc.                                                           235,700          3,537,857
*# Salton, Inc.                                                          48,600            275,076
 * San Filippo (John B.) & Son, Inc.                                     11,200            279,104
   Sanderson Farms, Inc.                                                  9,150            420,900
 * Sangamo BioSciences, Inc.                                            178,500          1,119,195
   Saucony, Inc. Class A                                                  4,600             93,835
   Saucony, Inc. Class B                                                 25,000            504,500
   Sauer-Danfoss, Inc.                                                   36,100            560,994
 * Savient Pharmaceuticals, Inc.                                         79,700            192,874
 * SBA Communications Corp.                                              71,180            274,755
 * SBS Technologies, Inc.                                                67,700          1,252,450
 * ScanSoft, Inc.                                                       183,229            960,120
 * Scheid Vineyards, Inc.                                                13,600             68,136
*# Schein (Henry), Inc.                                                  11,500            772,340
 * Schlotzskys, Inc.                                                      1,100              1,671
   Schnitzer Steel Industries, Inc.
     Class A                                                             36,200   $      1,001,292
 * Scholastic Corp.                                                      23,661            668,187
 * Schuff International, Inc.                                               100                234
   Schulman (A.), Inc.                                                  139,634          2,788,491
   Schweitzer-Maudoit International,
     Inc.                                                                50,500          1,421,575
 * SciQuest, Inc.                                                         1,300              7,813
 * SCM Microsystems, Inc.                                                30,214            192,463
   SCPIE Holdings, Inc.                                                   5,000             43,550
 * SCS Transportation, Inc.                                              52,900          1,203,475
   Seaboard Corp.                                                         2,800          1,047,200
 * Seabulk International, Inc.                                          193,900          1,719,893
 * Seachange International, Inc.                                         36,000            537,480
   Seacoast Financial Services Corp.                                      8,229            281,926
*# Seacor Smit, Inc.                                                     65,250          2,612,610
 * Segue Software, Inc.                                                   6,600             24,321
 * Selectica, Inc.                                                      279,000          1,222,299
   Selective Insurance Group, Inc.                                       79,880          2,886,064
 * Semitool, Inc.                                                       155,300          1,778,185
*# SEMX Corp.                                                            20,400              3,060
 # Sensient Technologies Corp.                                          136,700          2,761,340
 * Sequa Corp. Class A                                                    5,900            289,985
 * Sequenom, Inc.                                                       119,300            192,073
 * SeraCare Life Sciences, Inc.                                           6,680             76,152
 * Serologicals Corp.                                                   158,600          2,716,818
 * Service Corp. International                                          483,100          3,478,320
 * SFBC International, Inc.                                               4,500            109,485
 * Sharper Image Corp.                                                   57,600          1,624,320
*# Shaw Group, Inc.                                                      91,300          1,077,340
 * Shiloh Industries, Inc.                                               65,600            713,728
 * Shoe Carnival, Inc.                                                   44,503            613,251
 * Shoe Pavilion, Inc.                                                    6,600             15,411
 * Shopko Stores, Inc.                                                  107,900          1,471,756
 * Sifco Industries, Inc.                                                   600              2,460
 * Silicon Storage Technology, Inc.                                       9,700            125,615
 * Silicon Valley Bancshares                                             12,100            452,177
   Simmons First National Corp.
     Class A                                                             18,165            437,595
 * SimpleTech, Inc.                                                      18,306             68,831
 * Sinclair Broadcast Group, Inc.
     Class A                                                              2,602             28,752
 * Sipex Corp.                                                          142,400            918,480
 * Sirenza Microdevices, Inc.                                                36                144
 * Sitel Corp.                                                          221,800            694,234
 * Six Flags, Inc.                                                       69,300            485,100
 * Skechers U.S.A., Inc. Class A                                         64,400            740,600
   Sky Financial Group, Inc.                                              7,365            188,986
   Skyline Corp.                                                         18,000            720,360
   Skywest, Inc.                                                        250,878          4,197,189
 * Skyworks Solutions, Inc.                                              26,200            234,228
 * Smart & Final Food, Inc.                                              32,200            500,388
 * SmartDisk Corp.                                                        3,800                684
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                56,900            366,436
   Smith (A.O.) Corp.                                                    67,800          1,996,710
 * Sola International, Inc.                                              94,800          1,838,172
 * Somera Communications, Inc.                                           45,025             63,035
   Sonic Automotive, Inc.                                               100,700          2,210,365
 * Sonic Innovations, Inc.                                               31,494            322,814
 * SonicWALL, Inc.                                                      196,400          1,563,344

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SonoSite, Inc.                                                         1,100   $         23,463
   Sound Federal Bancorp, Inc.                                           53,157            688,383
 * Source Information Management, Inc.                                   82,600            867,300
 * Sourcecorp, Inc.                                                      48,100          1,235,208
   South Jersey Industries, Inc.                                         46,700          1,960,933
 * Southern Energy Homes, Inc.                                           15,300             62,960
 * Southern Union Co.                                                    79,049          1,590,466
 * Southwall Technologies, Inc.                                          20,400              9,180
 * Southwestern Energy Co.                                              105,000          2,683,800
 # Sovereign Bancorp, Inc.                                               13,528            294,234
 * Spanish Broadcasting System, Inc.                                    246,700          2,380,655
   Spartan Motors, Inc.                                                  18,900            219,051
 * Spartan Stores, Inc.                                                  70,800            307,343
   Spartech Corp.                                                        38,300            876,304
 * Specialty Laboratories, Inc.                                          77,600            699,952
 * Spectrum Control, Inc.                                                65,400            535,626
 * Spherion Corp.                                                       207,600          1,918,224
 * Spiegel, Inc. Class A Non-Voting                                         300                 18
 * Spinnaker Exploration Co.                                             59,700          1,989,801
 * Sport-Haley, Inc.                                                      7,000             37,380
 * Sports Club Co., Inc.                                                  1,800              2,880
 * SportsLine.Com, Inc.                                                  25,530             25,530
 * SRI/Surgical Express, Inc.                                             8,900             61,499
   SS&C Technologies, Inc.                                               74,100          1,703,559
 * SSE Telecom, Inc.                                                      1,500                 26
 # St. Mary Land & Exploration Co.                                       12,800            416,128
 * Staar Surgical Co.                                                    53,857            407,159
 * Stamps.com, Inc.                                                      68,424            903,881
   Standard Commercial Corp.                                             59,600            982,804
 * Standard Management Corp.                                             19,400             66,930
 * Standard Microsystems Corp.                                           53,400          1,317,378
   Standard Motor Products, Inc.
     Class A                                                             78,100          1,093,400
   Standard Pacific Corp.                                               116,700          5,945,865
   Standard Register Co.                                                103,500          1,261,665
   Standex International Corp.                                            5,900            152,928
   Stanley Furniture, Inc.                                                3,000            124,110
   State Auto Financial Corp.                                            73,634          2,242,892
   State Financial Services Corp.
     Class A                                                             14,100            400,722
*# Steel Dynamics, Inc.                                                 187,100          4,789,760
   Steel Technologies, Inc.                                              65,164          1,391,251
 * Stein Mart, Inc.                                                     107,751          1,555,924
 * Steinway Musical Instruments, Inc.                                    25,000            850,000
 * Stellent, Inc.                                                       219,200          1,747,024
   Stepan Co.                                                            10,600            257,050
   Sterling Bancorp                                                       5,081            142,979
 * Sterling Financial Corp.                                              73,210          2,335,415
   Stewart & Stevenson Services, Inc.                                   152,300          2,581,485
 * Stewart Enterprises, Inc.                                            370,840          2,788,717
   Stewart Information Services Corp.                                    64,500          2,202,675
 * Stifel Financial Corp.                                                 5,410            135,791
 * Stillwater Mining Co.                                                 39,900            604,485
 * Stone Energy Corp.                                                    22,752          1,021,565
 * Stonepath Group, Inc.                                                 65,100            164,052
 * Stoneridge, Inc.                                                     187,900          2,942,514
 * Stratasys, Inc.                                                        4,050            105,179
   Strategic Distribution, Inc.                                           3,490             45,335
 * Stratex Networks, Inc.                                                 3,000              8,790
 * Stratos International, Inc.                                           40,289            229,244
 * Stratus Properties, Inc.                                              13,650            170,625
   Stride Rite Corp.                                                    217,611   $      2,295,796
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                       29,300                  0
 * Summa Industries, Inc.                                                15,600            149,136
 * SumTotal Systems, Inc.                                                14,150             91,268
 * Sun Bancorp, Inc.                                                     12,289            273,676
*# Sunrise Senior Living, Inc.                                           74,500          2,684,980
   Sunrise Telecom, Inc.                                                 17,600             46,816
 * Suntron Corp.                                                          3,925             30,340
 * Superior Consultant Holdings Corp.                                    50,200            313,248
 * Superior Energy Services, Inc.                                        65,600            600,240
 # Superior Industries International,
     Inc.                                                                75,000          2,448,750
   Superior Uniform Group, Inc.                                           2,800             46,200
   Supreme Industries, Inc.                                              15,720            106,110
   SureWest Communications                                               23,615            757,333
   Susquehanna Bancshares, Inc.                                          62,844          1,528,995
 * Swift Energy Corp.                                                   138,500          2,797,700
 * Swift Transportation, Inc.                                            40,460            726,662
*# Switchboard, Inc.                                                     76,400            590,572
   SWS Group, Inc.                                                       75,300          1,213,836
 * Sycamore Networks, Inc.                                              351,300          1,549,233
 * Sykes Enterprises, Inc.                                              128,088            801,831
 * Sylvan, Inc.                                                           6,200             74,710
 * Symmetricom, Inc.                                                    315,926          2,495,815
 * Syms Corp.                                                           120,700            982,498
 * Synalloy Corp.                                                         7,400             68,968
 * Synovis Life Technologies, Inc.                                       10,385             93,465
   Sypris Solutions, Inc.                                                46,957            892,183
 * Systemax, Inc.                                                        34,200            212,040
 * T-3 Energy Services, Inc.                                                120                789
   TALX Corp.                                                            10,000            232,000
   Tandy Brand Accessories, Inc.                                          1,000             13,440
 * Tarrant Apparel Group                                                 93,200            176,148
   Tasty Baking Co.                                                      64,800            611,064
   TB Woods Corp.                                                        36,700            280,755
 * TBC Corp.                                                             72,700          1,845,853
 * TEAM America, Inc.                                                       500                  0
 * Team, Inc.                                                             4,300             67,510
 * TeamStaff, Inc.                                                       71,900            163,932
 * Technical Olympic USA, Inc.                                           17,900            582,645
 * Technitrol, Inc.                                                      13,100            272,611
 * TechTeam Global, Inc.                                                 84,300            647,508
   Tecumseh Products Co. Class A                                         40,975          1,520,992
   Tecumseh Products Co. Class B                                          6,900            262,124
 * Teletech Holdings, Inc.                                              128,736            968,095
 * Telular Corp.                                                         45,500            505,460
 * Tenneco Automotive, Inc.                                              58,800            750,876
 * Terayon Communication Systems,
     Inc.                                                               116,432            320,188
 * Terex Corp.                                                          251,800          7,425,582
 * Terra Industries, Inc.                                               442,500          2,048,775
 * Tesoro Petroleum Corp.                                               128,000          3,048,960
 * Tessco Technologies, Inc.                                              4,200             74,508
 * Tetra Tech, Inc.                                                       4,000             67,840
 * Tetra Technologies, Inc.                                              69,300          1,650,033
   Texas Industries, Inc.                                                99,600          3,670,260
   Texas United Bancshares, Inc.                                            961             16,914
   TF Financial Corp.                                                     1,100             32,709
 * The Banc Corp.                                                        74,700            510,948
   The Brink's Co.                                                       48,852          1,510,992

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * The Dress Barn, Inc.                                                  85,400   $      1,495,354
 * The Geo Group, Inc.                                                   32,200            623,070
   The Marcus Corp.                                                     124,100          2,010,420
 # The Phoenix Companies, Inc.                                          389,300          4,558,703
 * The Rowe Companies                                                    13,000             59,150
 * The Sports Authority, Inc.                                            53,593          1,827,521
 * Theragenics Corp.                                                    129,100            551,257
 * TheStreet.com, Inc.                                                   82,800            311,328
 * Third Wave Technologies                                              139,700            677,545
 # Thomas & Betts Corp.                                                 215,300          5,266,238
   Thomas Industries, Inc.                                               76,500          2,602,530
*# Thoratec Corp.                                                       181,200          2,643,708
 * THQ, Inc.                                                             18,900            398,601
 * Three-Five Systems, Inc.                                             124,800            668,928
 * TIBCO Software, Inc.                                                 234,520          1,946,516
 * Tier Technologies, Inc. Class B                                       66,900            727,872
   TierOne Corp.                                                         59,099          1,232,805
 * TII Network Technologies, Inc.                                         5,200              7,280
   Timberland Bancorp, Inc.                                               8,400            186,480
 * Timco Aviation Services, Inc.                                          2,358                943
 * Time Warner Telecom, Inc.                                            111,200            473,712
 # Timken Co.                                                           198,100          4,514,699
 * Titan Pharmaceuticals, Inc.                                           98,200            324,060
 * Titanium Metals Corp.                                                 10,510            948,528
   Todd Shipyards Corp.                                                  25,250            444,400
*# Toll Brothers, Inc.                                                   85,100          3,481,441
 * Tollgrade Communications, Inc.                                        42,800            472,940
   Topps, Inc.                                                           68,379            592,846
 * Torch Offshore, Inc.                                                  96,300            254,232
   Toro Co.                                                               4,400            282,480
 * Total Entertainment Restaurant
     Corp.                                                                4,700             61,424
*# Tower Automotive, Inc.                                               203,000            753,130
 # Traffix, Inc.                                                        105,000            728,700
 * Trailer Bridge, Inc.                                                  12,300             68,265
 * Trammell Crow Co.                                                    187,900          2,388,209
 * Trans World Entertainment Corp.                                      274,400          2,738,512
 * Transact Technologies, Inc.                                            8,250            265,815
 * Transcat, Inc.                                                         7,000             22,113
 * Transgenomic, Inc.                                                    68,900            106,795
 * Transkaryotic Therapies, Inc.                                         89,240          1,286,841
 * Transmontaigne Oil Co.                                               119,900            697,818
 * Transport Corp. of America                                             2,000             14,400
 * Transpro, Inc.                                                        66,700            395,198
 * TRC Companies, Inc.                                                   43,900            724,789
   Tredegar Industries, Inc.                                            203,000          2,933,350
 * Triad Guaranty, Inc.                                                  10,100            580,346
 * Triad Hospitals, Inc.                                                 18,000            636,480
   Triarc Companies, Inc. Class A                                        99,200          1,076,320
*# Trico Marine Services, Inc.                                            1,355                312
 * Trident Microsystems, Inc.                                             8,550            130,815
 # Trinity Industries, Inc.                                             174,600          4,995,306
 * Tripos, Inc.                                                          10,300             57,577
 * Triquint Semiconductor, Inc.                                          80,600            449,748
 * Triumph Group                                                         42,400          1,348,744
 * TriZetto Group, Inc.                                                 119,839            782,549
 * Trover Solutions, Inc.                                                29,200            198,560
 * Trump Hotels & Casino Resorts, Inc.                                   28,100             55,357
 * TTM Technologies, Inc.                                               152,000          1,732,800
 * Turnstone Systems, Inc.                                                  100                 14
 * Tweeter Home Entertainment Group,
     Inc.                                                                60,417   $        402,377
   Twin Disc, Inc.                                                        3,500             77,000
 * Tyler Technologies, Inc.                                              86,000            765,400
 * U.S. Concrete, Inc.                                                  129,800            906,004
 * U.S. Xpress Enterprises, Inc.
     Class A                                                             17,100            221,445
 * UICI                                                                 244,000          4,850,720
 * Ulticom, Inc.                                                        133,900          1,258,660
*# Ultimate Electronics, Inc.                                            41,905            150,020
 * Ultratech Stepper, Inc.                                               63,600            969,264
   UMB Financial Corp.                                                   73,011          3,712,609
   Umpqua Holdings Corp.                                                 68,987          1,312,133
 * Unico American Corp.                                                   9,400             55,375
 * Unifi, Inc.                                                          153,700            358,121
   Unifirst Corp.                                                        63,800          1,658,800
   Union Bankshares Corp.                                                   340             10,212
 * Uniroyal Technology Corp.                                              9,900                 10
 * Unit Corp.                                                           123,000          3,504,270
   United Auto Group, Inc.                                              218,000          6,306,740
   United Community Financial Corp.                                     134,446          1,628,141
 * United Financial Mortgage Corp.                                        5,500             28,600
   United Fire & Casualty Co.                                             4,600            254,610
   United Industrial Corp.                                               98,700          2,072,700
 * United Natural Foods, Inc.                                            25,200            637,308
 * United Rentals, Inc.                                                 265,600          4,541,760
 * United Retail Group, Inc.                                             30,366             83,507
 * United Road Services, Inc.                                               600                 69
   United States Steel Corp.                                            176,600          5,361,576
 * United Stationers, Inc.                                               16,900            637,299
 * United Therapeutics Corp.                                             67,200          1,589,952
   Unity Bancorp, Inc.                                                   11,130            144,690
 * Universal Access Global Holdings,
     Inc.                                                                    35                 38
 * Universal American Financial Corp.                                   264,200          2,892,990
 * Universal Compression Holdings, Inc.                                  18,700            553,333
   Universal Corp.                                                       19,000            894,140
 * Universal Electronics, Inc.                                            6,756             99,583
   Universal Forest Products, Inc.                                      107,628          3,116,907
 * Universal Stainless & Alloy Products,
     Inc.                                                                28,700            310,850
   Unizan Financial Corp.                                                32,322            833,261
 * Unova, Inc.                                                          277,800          4,819,830
 * Urologix, Inc.                                                           309              4,341
 * URS Corp.                                                             67,300          1,694,614
*# US Energy Corp.                                                        4,600             10,764
 * US Oncology, Inc.                                                    393,651          5,770,924
 * USA Truck, Inc.                                                       14,500            168,345
   Usec, Inc.                                                           242,800          1,901,124
   USF Corp.                                                            109,500          3,148,125
 * Vail Resorts, Inc.                                                   114,500          1,711,775
   Valeant Pharmaceuticals
     International                                                       46,300            846,364
   Valhi, Inc.                                                           21,100            234,210
   Valmont Industries, Inc.                                              31,200            648,960
 * ValueClick, Inc.                                                     203,400          2,225,196
 * Valuevision Media, Inc. Class A                                        8,243             98,916
 * Vans, Inc.                                                            83,170          1,697,500
*# Varco International, Inc.                                              4,500             90,900
 * Variflex, Inc.                                                         4,800             32,160
 * Vastera, Inc.                                                        212,300            732,435

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Veeco Instruments, Inc.                                               71,400   $      1,843,548
 * Venturi Partners, Inc.                                                   316              4,350
 * Veritas DGC, Inc.                                                     95,300          1,824,042
 * Verity, Inc.                                                          85,835          1,193,107
 * Verso Technologies, Inc.                                              13,886             22,009
 * Verticalbuyer Inc.                                                     1,212                  9
   Vesta Insurance Group, Inc.                                          135,800            808,010
 * Vestin Group, Inc.                                                     4,400             11,000
 * Viasat, Inc.                                                          70,000          1,612,800
 * Vical, Inc.                                                           88,000            484,880
 * Vicon Industries, Inc.                                                11,200             59,024
 * Vicor Corp.                                                          105,300          1,463,670
   Vintage Petroleum, Inc.                                              412,100          6,424,639
   Visteon Corp.                                                        380,300          4,168,088
 * Visual Networks, Inc.                                                  3,400             10,948
   Vital Signs, Inc.                                                      7,669            207,063
 * Vitesse Semiconductor, Inc.                                           42,400            231,504
 * Vitria Technology, Inc.                                               30,545             86,748
 * Vl Dissolution Corp                                                    4,834              3,009
 * Volt Information Sciences, Inc.                                      137,600          3,536,320
   Vulcan International Corp.                                               400             17,360
 * Vyyo, Inc.                                                            49,500            363,330
 * W-H Energy Services, Inc.                                             68,900          1,273,272
   Walter Industries, Inc.                                              249,910          3,181,354
 * Warnaco Group, Inc.                                                   10,019            199,679
   Washington Savings Bank FSB                                            2,400             24,936
 * Waste Connections, Inc.                                               32,400          1,377,000
   Waste Industries USA, Inc.                                            91,000          1,028,300
 * WatchGuard Technologoes, Inc.                                        159,100          1,035,741
 * Water Pik Technologies, Inc.                                          44,500            742,705
   Watsco, Inc. Class A                                                 122,600          3,208,442
   Watts Water Technologies, Inc.                                        80,500          1,953,735
   Wausau-Mosinee Paper Corp.                                           274,200          4,170,582
   Waypoint Financial Corp.                                              71,837          1,968,334
 * WCI Communities, Inc.                                                 30,400            676,400
   Webster Financial Corp.                                               10,434            488,729
 * Weider Nutrition International, Inc.                                  13,800             64,032
   Weis Markets, Inc.                                                    33,400          1,140,610
   Wellman, Inc.                                                        278,300          2,212,485
   Werner Enterprises, Inc.                                             168,707          3,220,617
   Wesbanco, Inc.                                                        50,876          1,401,125
 * WESCO International, Inc.                                             33,900            562,062
 * West Marine, Inc.                                                     74,500          1,956,370
   West Pharmaceutical Services, Inc.                                     4,400            167,244
 * Westaff, Inc.                                                         68,800            178,880
   Westbank Corp.                                                         3,087             58,128
 * Westcoast Hospitality Corp.                                           23,500            135,595
   Westcorp, Inc.                                                        52,040          2,235,118
   Western Ohio Financial Corp.                                             600             19,890
 * Western Water Co.                                                        100                  9
 * Westport Resources Corp.                                               7,132            246,767
   Westwood Holdings Group, Inc.                                          9,775            169,792
 * Wet Seal, Inc. Class A                                                84,025            489,866
 * WFS Financial, Inc.                                                   25,500          1,196,205
 * White Electronics Designs Corp.                                       37,408            239,037
 * Whitehall Jewelers, Inc.                                              78,800            631,188
 * Wild Oats Markets, Inc.                                               95,100          1,288,605
 * William Lyon Homes, Inc.                                              82,800          7,427,160
 * Willis Lease Finance Corp.                                            24,800            204,600
   Willow Grove Bancorp, Inc.                                            29,442            447,813
 * Wilshire Oil Co. of Texas                                             11,000             55,110
 * Wilsons The Leather Experts, Inc.                                     21,900   $         73,365
 * Wind River Systems, Inc.                                             149,899          1,542,461
 # Winn-Dixie Stores, Inc.                                              410,300          2,597,199
   Wintrust Financial Corp.                                               9,100            432,432
 * Wireless Facilities, Inc.                                            116,200          1,101,576
   Wireless Telecom Group, Inc.                                          12,200             36,417
 * Witness Systems, Inc.                                                  1,489             21,456
 * WMS Industries, Inc.                                                  13,400            411,380
 * Wolverine Tube, Inc.                                                  88,300          1,004,854
   Wolverine World Wide, Inc.                                             8,500            223,975
   Woodhead Industries, Inc.                                             29,608            445,896
   Woodward Governor Co.                                                 18,289          1,215,304
 * World Acceptance Corp.                                                50,700            907,023
   World Fuel Services Corp.                                             28,400          1,251,588
 * WorldQuest Networks, Inc.                                              4,800             15,269
 * Worldwide Restaurant Concepts,
     Inc.                                                               190,300            635,602
   Worthington Industries, Inc.                                         281,700          5,391,738
 * Xanser Corp.                                                         154,700            391,391
 * Xeta Corp.                                                            38,100            194,272
   Yardville National Bancorp                                            56,900          1,431,035
   York International Corp.                                              57,000          2,107,860
 * Zapata Corp.                                                           1,170             79,560
 # Zenith National Insurance Corp.                                       14,400            665,712
 * Zhone Technologies, Inc.                                               7,300             23,944
 * Zoll Medical Corp.                                                    21,662            669,356
*# Zoltek Companies, Inc.                                               115,200            838,656
 * Zomax, Inc.                                                          149,900            571,119
 * Zones, Inc.                                                            5,350             14,445
 * Zoran Corp.                                                           60,933          1,070,593
 * Zygo Corp.                                                            80,100            849,060
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $1,152,926,847)                                                             1,755,992,337
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
*# Angeion Corp.
      Warrants 10/31/07                                                       6                  0
 * Chart Industries, Inc.
      Warrants 09/15/10                                                      25                191
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                   11,137             52,567
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                      131                 79
 * Lodgian, Inc. Class A
     Warrants 11/25/07                                                      118                 25
 * Lodgian, Inc. Class B
     Warrants 11/25/09                                                      363                 83
 * Magnum Hunter Resources
     Warrants 03/21/05                                                    4,020              2,412
 * Orbital Science Corp.
     Warrants 08/31/04                                                    1,006              7,897
 * Timco Aviation Services
     Warrants 02/27/07                                                    5,332                  0
                                                                                  ----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $293,639)                                                                          63,254
                                                                                  ----------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
 BONDS -- (0.0%)
 * Del Global Technologies Corp. Subordinated Promissory
     Note 6.00%, 03/28/07                                      $              0   $              0
 * Timco Aviation Services, Inc. Jr. Subordinated
     Note 8.00%, 01/02/07                                                     2                  0
                                                                                  ----------------
 TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                  ----------------
 TEMPORARY CASH INVESTMENTS -- (6.9%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $32,382,000 FNMA Discount
    Notes 1.46%, 12/10/04, valued at $32,139,135) to be
    repurchased at $31,667,131 (Cost $31,664,000)                        31,664         31,664,000
  Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
    06/01/04 (Collateralized by $95,335,000 U.S. Treasury
    Obligations 6.75%, 05/15/05, valued at $100,090,740) to
    be repurchased at $98,136,113 (Cost $98,125,647)~                    98,126         98,125,647
                                                                                  ----------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $129,789,647)                                                                 129,789,647
                                                                                  ----------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,283,010,133)++                                                        $  1,885,845,238
                                                                                  ================

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities.
 # Total or Partial Securities on Loan.
 ~ Security purchased with cash proceeds from securities on loan.
++ The cost for federal income tax purposes is $1,284,090,060.

                 See accompanying Notes to Financial Statements.

            TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                   SCHEDULE OF INVESTMENTS

                        MAY 31, 2004
                         (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
 COMMON STOCKS -- (90.9%)
 * 1-800 CONTACTS, Inc.                                                   9,300   $        136,710
 * 1-800-FLOWERS.COM, Inc.                                               11,500            110,285
   1st Source Corp.                                                      15,779            358,183
   1st State Bancorp, Inc.                                                1,400             38,500
   21st Century Insurance Group                                          32,600            426,734
 * 3-D Systems Corp.                                                     11,200            135,397
 * 4Kids Entertainment, Inc.                                             12,300            266,295
 * 7-Eleven, Inc.                                                        54,600            937,482
*# 99 Cents Only Stores                                                   4,066             78,921
 * @Road, Inc.                                                           47,500            422,275
 * A. B. Watley Group, Inc.                                                 200                 40
 * A.C. Moore Arts & Crafts, Inc.                                        16,500            437,250
*# aaiPharma, Inc.                                                       20,000             92,200
 * AAON, Inc.                                                             6,600            126,456
 * AAR Corp.                                                             36,100            345,838
   Aaron Rents, Inc. Class A                                              2,850             75,525
 * Abaxis, Inc.                                                          10,600            197,902
   ABC Bancorp                                                              840             16,523
 * Abgenix, Inc.                                                         59,500            899,640
 * Abiomed, Inc.                                                         26,200            323,570
 * Able Laboratories, Inc.                                               12,700            236,220
   ABM Industries, Inc.                                                  19,500            370,890
 * ABX Air, Inc.                                                         24,000            108,000
 * Acacia Research-Acacia
     Technologies Common Stock                                           16,590            102,858
 * Acacia Research-CombiMatrix Corp.                                      9,260             36,577
 * Accelrys, Inc.                                                        27,500            274,725
 * Access Pharmaceuticals, Inc.                                           8,800             49,368
*# Acclaim Entertainment, Inc.                                            5,700              2,400
 * Accredo Health, Inc.                                                  18,844            685,545
 * Ace Cash Express, Inc.                                                 6,605            157,199
   Aceto Corp.                                                            9,801            157,502
 * Aclara Biosciences, Inc.                                              40,728            154,766
 * Acme Communications, Inc.                                             21,500            166,410
 * Acme United Corp.                                                      1,100              7,700
 * ACT Manufacturing, Inc.                                                1,950                 11
 * ACT Teleconferencing, Inc.                                            16,778             43,136
 * Actel Corp.                                                           21,164            422,433
 * Acterna Corp.                                                          1,400                 35
   Action Performance Companies, Inc.                                    11,900            180,285
 * ActivCard Corp.                                                       43,889            280,451
 * Active Power, Inc.                                                    47,230            165,305
 * Activision, Inc.                                                      91,350          1,445,157
 * Actuant Corp.                                                          9,520            325,870
 * Actuate Corp.                                                         52,700            197,098
   Acxiom Corp.                                                          49,900          1,202,590
 * Adaptec, Inc.                                                         86,286            706,682
*# Addvantage Technologies Group, Inc.                                    1,000              5,425
 * ADE Corp.                                                              1,000             21,000
 * Adept Technology, Inc.                                                 3,300              3,135
 * Administaff, Inc.                                                     24,900            411,846
 * Adolor Corp.                                                          28,400            396,464
   Adtran, Inc.                                                          32,800            936,440
 * Advance Auto Parts Inc.                                                  154              6,602
 * Advanced Digital Information Corp.                                    38,500            344,575
 * Advanced Energy Industries, Inc.                                      27,700   $        424,641
 * Advanced Fibre Communications,
     Inc.                                                                 4,600             86,480
 * Advanced Magnetics, Inc.                                               5,700             55,917
   Advanced Marketing Services, Inc.                                     13,780            152,545
 * Advanced Medical Optics, Inc.                                          7,800            273,780
 * Advanced Neuromodulation
     Systems, Inc.                                                        8,150            265,934
 * Advanced Power Technology, Inc.                                       13,400            177,014
   Advanta Corp. Class A                                                  4,500             72,720
   Advanta Corp. Class B Non-Voting                                      11,500            182,390
 * Advent Software, Inc.                                                 23,200            438,944
   Advo, Inc.                                                            10,250            328,205
 * Aehr Test Systems                                                      2,900             11,600
 * AEP Industries, Inc.                                                  10,400            110,750
 * Aeroflex, Inc.                                                        54,903            700,562
 * Aeropostale, Inc.                                                     14,850            390,406
 * Aerosonic Corp.                                                          500              3,500
 * Aether Systems, Inc.                                                  51,900            176,979
 * AFC Enterprises, Inc.                                                  8,000            162,000
*# Affiliated Managers Group, Inc.                                       16,500            804,375
 * Affinity Technology Group, Inc.                                        2,400                197
 * Aftermarket Technology Corp.                                          25,392            371,739
 * Agco Corp.                                                            51,569            988,062
 * Agile Software Corp.                                                  50,100            400,800
   Agilysys, Inc.                                                        20,700            254,817
 * Air Methods Corp.                                                     12,600            100,044
   Airgas, Inc.                                                          59,500          1,295,910
 * Airnet Systems, Inc.                                                   9,600             41,088
 * Airspan Networks, Inc.                                                40,700            225,885
 * Airtran Holdings, Inc.                                                48,300            672,336
 * AK Steel Holding Corp.                                               121,600            556,928
 * Akamai Technologies, Inc.                                             18,200            270,452
*# Akorn, Inc.                                                           10,700             35,310
*# Aksys, Ltd.                                                           17,700            107,616
   Alabama National Bancorporation                                        5,200            266,968
   Alamo Group, Inc.                                                      6,000             93,900
 * Alaris Medical, Inc.                                                  22,200            493,506
 * Alaska Air Group, Inc.                                                21,300            438,780
 * Alaska Communications Systems
     Group, Inc.                                                          4,450             28,702
   Albany International Corp. Class A                                    23,464            715,417
 * Albany Molecular Research, Inc.                                       30,900            390,576
   Albemarle Corp.                                                       13,200            379,896
 * Alcide Corp.                                                           1,600             32,896
 * Alderwoods Group, Inc.                                                 4,600             59,386
   Alexander & Baldwin, Inc.                                             11,500            366,505
 * Alexion Pharmaceuticals, Inc.                                         18,600            372,930
   Alfa Corp.                                                            50,748            692,710
   Alico, Inc.                                                              700             24,710
*# Align Technology, Inc.                                                43,400            827,204
 * Alkermes, Inc.                                                        23,600            339,840
*# Allegheny Energy, Inc.                                                91,300          1,301,025
   Allegheny Technologies, Inc.                                          24,379            292,792
   Allen Organ Co. Class B                                                  700             35,000
 * Alliance Gaming Corp.                                                 21,900            475,230

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Alliance Imaging, Inc.                                                53,000   $        203,520
 * Alliance Semiconductor Corp.                                          39,500            235,815
 * Alliant Techsystems, Inc.                                              8,100            496,125
 * Allied Defense Group, Inc.                                             6,400            112,256
 * Allied Healthcare International, Inc.                                 16,800             84,504
 * Allied Healthcare Products, Inc.                                       1,000              5,430
 * Allied Holdings, Inc.                                                    300              1,530
 * Allmerica Financial Corp.                                             13,800            443,670
 * Allos Therapeutics, Inc.                                              30,800             56,980
 * Allou Health Care, Inc. Class A                                        2,800                  0
 * Alloy, Inc.                                                           40,513            202,970
 * Allscripts Healthcare Solutions, Inc.                                 49,388            406,908
   Alpharma, Inc. Class A                                                13,700            268,246
 * Alpine Group, Inc.                                                     1,080              2,205
 * Alteon, Inc.                                                          11,900             15,470
*# Alterra Healthcare Corp.                                               1,500                  0
 * Altiris, Inc.                                                         10,700            286,225
   Ambassadors Group, Inc.                                                4,500             92,655
   Ambassadors, Inc.                                                     11,000            141,130
 * AMC Entertainment, Inc.                                               33,000            498,300
 * Amcast Industrial Corp.                                                  500              2,025
   Amcol International Corp.                                             14,600            243,820
   Amcore Financial, Inc.                                                15,900            462,213
 * Amedisys, Inc.                                                         6,400            159,488
 * Amerco, Inc.                                                          24,978            624,700
 * America Services Group, Inc.                                           4,200            151,200
 * America West Holdings Corp.
     Class B                                                             38,600            386,772
 * American Axle & Manufacturing
     Holdings, Inc.                                                       9,500            332,025
 * American Dental Partners, Inc.                                         4,900             83,545
 * American Eagle Outfitters, Inc.                                       47,900          1,387,184
 * American Ecology Corp.                                                 2,700             23,625
 * American Greetings Corp. Class A                                      41,900            879,900
*# American Healthways, Inc.                                             14,700            302,085
 * American Independence Corp.                                            5,333             83,088
   American Italian Pasta Co.                                            11,300            330,638
 * American Locker Group, Inc.                                            1,000             11,320
 * American Medical Security Group,
     Inc.                                                                14,800            382,284
 * American Medical Systems Holdings,
     Inc.                                                                28,300            886,639
   American Pacific Corp.                                                 2,900             21,170
 * American Physicians Capital, Inc.                                      9,800            225,890
 * American Physicians Services Group,
     Inc.                                                                   500              4,900
 * American Retirement Corp.                                             15,200             68,400
 * American Science & Engineering,
     Inc.                                                                 7,500            129,450
   American Shared Hospital Services                                      1,300              7,384
   American Software, Inc. Class A                                       17,693            113,058
   American States Water Co.                                              7,600            177,840
 * American Superconductor Corp.                                         20,759            260,733
 * American Technical Ceramics Corp.                                      4,600             40,710
*# American Tower Corp.                                                  64,900            897,567
   American Vanguard Corp.                                                1,318             50,611
 * American West Bancorporation                                           3,926             70,354
   American Woodmark Corp.                                                6,500            374,010
   Americana Bancorp, Inc.                                                  400              6,500
 * America's Car-Mart, Inc.                                               7,700            227,150
 * Americredit Corp.                                                    110,300          1,952,310
 * AMERIGROUP Corp.                                                      13,200   $        556,644
 * AmeriServe Financial, Inc.                                            15,600             89,700
   Ameristar Casinos, Inc.                                                3,000             98,520
   Ameron International Corp.                                             3,600            111,996
 # AmerUs Group Co.                                                      10,000            393,500
   Ametek, Inc.                                                          25,200            680,652
*# Amkor Technology, Inc.                                                82,200            845,016
 * AMN Healthcare Services, Inc.                                         28,300            430,160
   Ampco-Pittsburgh Corp.                                                   900             11,673
   Amrep Corp.                                                            1,900             32,642
 * Amsurg Corp.                                                          16,500            373,725
 * Amtech Systems, Inc.                                                   1,200              6,096
 * AMX Corp.                                                              4,800             47,952
 * Amylin Pharmaceuticals, Inc.                                          22,700            503,032
 * Anacomp, Inc.                                                              0                 13
 * Anadigics, Inc.                                                       34,850            171,810
 * Analex Corp.                                                          14,300             51,480
   Analogic Corp.                                                         6,800            313,684
 * Analysts International Corp.                                          26,400             78,936
 * Anaren, Inc.                                                          25,000            398,000
   Anchor Bancorp Wisconsin, Inc.                                         9,250            243,922
   Andersons, Inc.                                                          900             15,534
*# Andrew Corp.                                                          95,318          1,872,999
 * Angeion Corp.                                                             25                 37
 * Angelo & Maxie's, Inc.                                                   316                338
   Anixter International, Inc.                                           28,900            881,450
 * Ann Taylor Stores Corp.                                               41,175          1,165,664
 * Ansoft Corp.                                                          11,400            169,404
 * AnswerThink, Inc.                                                     50,000            320,550
 * Ansys, Inc.                                                            9,000            387,720
 * Anteon International Corp.                                             9,300            273,978
 * Anthony and Sylvan Pools Corp.                                           573              2,407
*# Antigenics, Inc.                                                      28,635            231,084
 * AP Pharma, Inc.                                                       15,750             52,290
 * APAC Teleservices, Inc.                                               57,400            128,002
 * Aphton Corp.                                                          17,900             80,729
   Apogee Enterprises, Inc.                                              15,371            153,095
 * Apogee Technology, Inc.                                                3,800             33,554
 # Applebees International, Inc.                                         28,450          1,078,255
 * Applera Corp. - Celera Genomics
     Group.                                                                 502              5,637
 * Applica, Inc.                                                         29,500            289,690
 * Applied Extrusion Technologies, Inc.                                  13,001             13,651
 * Applied Films Corp.                                                   12,505            338,260
 * Applied Imaging Corp.                                                  1,200              1,404
   Applied Industrial Technologies, Inc.                                 11,900            318,325
 * Applied Innovation, Inc.                                               8,500             34,000
 * Applied Micro Circuits Corp.                                           4,000             21,560
   Applied Signal Technologies, Inc.                                      9,500            296,875
 * Applix, Inc.                                                           3,800             16,720
 * Apria Healthcare Group, Inc.                                          14,300            401,544
 * Apropos Technology, Inc.                                              17,800             72,268
   Aptargroup, Inc.                                                      17,100            695,115
 * aQuantive, Inc.                                                       47,600            478,856
 * Aquila, Inc.                                                         164,200            658,442
*# Aradigm Corp.                                                         16,500             17,985
 * Arch Capital Group, Ltd.                                               2,100             81,018
   Arch Chemicals, Inc.                                                   5,140            136,364
   Arch Coal, Inc.                                                       22,800            741,000
 * Arch Wireless, Inc.                                                   12,300            389,787
   Arctic Cat, Inc.                                                       8,600            198,230

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Arena Pharmaceuticals, Inc.                                           31,700   $        185,762
 * Argonaut Group, Inc.                                                  23,783            413,349
 * Argosy Gaming Corp.                                                   20,600            732,536
 * Ariad Pharmaceuticals, Inc.                                           25,500            273,870
 * Ariba, Inc.                                                          210,900            459,762
 * Ark Restaurants Corp.                                                    700             15,470
   Arkansas Best Corp.                                                   14,800            440,892
 * Arlington Hospitality, Inc.                                            1,000              3,400
 * Armor Holdings, Inc.                                                  28,100          1,050,940
*# Arotech Corp                                                          17,900             45,466
 * Arqule, Inc.                                                          33,339            193,366
 * Array BioPharma, Inc.                                                 28,500            270,180
 # Arrhythmia Research Technology, Inc.                                   1,100             13,992
 * Arris Group, Inc.                                                     76,700            484,744
   Arrow Financial Corp.                                                  2,067             60,770
   Arrow International, Inc.                                             18,400            555,128
 * Art Technology Group, Inc.                                             2,200              3,014
   Artesian Resources Corp. Class A                                       1,200             32,736
 * Artesyn Technologies, Inc.                                            53,000            484,420
 * Arthrocare Corp.                                                      14,200            347,616
 * Artisan Components, Inc.                                              18,900            478,737
   Arvinmeritor, Inc.                                                    11,500            213,900
   ASB Financial Corp.                                                      200              4,600
 * Asbury Automotive Group, Inc.                                         32,100            459,030
 * Ascential Software Corp.                                              37,575            603,079
 * Ashworth, Inc.                                                        16,600            132,634
*# Ask Jeeves, Inc.                                                      12,300            496,920
 * Aspect Communications Corp.                                           31,200            400,608
 * Aspect Medical Systems, Inc.                                          21,200            322,664
 * Aspen Technology, Inc.                                                49,400            311,714
   ASTA Funding, Inc.                                                     4,800             77,520
*# Astea International, Inc.                                                100              1,041
 * Astec Industries, Inc.                                                21,400            370,434
   Astro-Med, Inc.                                                        2,640             27,984
 * Astronics Corp.                                                        2,700             13,662
 * Astronics Corp. Class B                                                  337              1,618
*# AstroPower, Inc.                                                       7,600                304
 * ASV, Inc.                                                              5,300            160,431
 * Asyst Technologies, Inc.                                              32,300            330,429
*# ATA Holdings Corp.                                                     7,700             48,895
 * Atari, Inc.                                                           77,275            214,824
 * AtheroGenics, Inc.                                                    19,600            460,404
 * Atlantic American Corp.                                                5,300             15,741
 * Atlantic Coast Airlines, Inc.                                         49,500            279,180
 * Atlantic Premium Brands, Ltd.                                          2,500              3,250
 * Atlantis Plastics, Inc.                                                3,400             52,530
 * ATMI, Inc.                                                            16,400            420,168
 # Atmos Energy Corp.                                                    12,300            304,917
 * ATP Oil & Gas Corp.                                                   28,200            166,944
   Atrion Corp.                                                             600             25,944
 * Atrix Labs, Inc.                                                      10,700            292,003
 * Atwood Oceanics, Inc.                                                 15,289            608,808
 * Audiovox Corp. Class A                                                23,166            322,471
 * August Technology Corp.                                               17,500            235,375
 * Ault, Inc.                                                               100                298
*# Authentidate Holding Corp.                                            16,900            212,940
 * autobytel.com, Inc.                                                   30,200            315,590
 * Avalon Holding Corp. Class A                                             500              1,327
*# Avanex Corp.                                                          76,100            235,910
 * Avant Immunotherapeutics, Inc.                                        45,500            110,565
 * Avatar Holdings, Inc.                                                  2,300             96,232
   Avatech Solutions, Inc                                                   135   $            108
 * Avi Biopharma, Inc.                                                   29,600             66,896
 * Aviall, Inc.                                                          32,100            557,256
 * Avici Systems Inc.                                                    14,630            154,493
*# Avid Technology, Inc.                                                 17,800            925,956
 * Avigen, Inc.                                                          22,900             81,066
   Avista Corp.                                                          11,500            195,040
 * Avnet, Inc.                                                              766             17,924
 * Avocent Corp.                                                         25,790            883,823
*# Avteam, Inc. Class A                                                   2,400                  4
 * Aware, Inc.                                                           28,900             93,925
 * Axcelis Technologies, Inc.                                            65,700            791,685
*# AXS-One, Inc.                                                         21,400             63,344
 * Axsys Technologies, Inc.                                                 800             15,480
 * AXT, Inc.                                                             24,648             52,254
 * Aztar Corp.                                                           17,500            421,925
 * AZZ, Inc.                                                              3,600             53,640
   B B & T Corp.                                                          4,011            151,134
 * Badger Paper Mills, Inc.                                                 300              1,540
   Bairnco Corp.                                                          2,000             16,200
 * Baker (Michael) Corp.                                                  3,900             55,965
   Balchem Corp.                                                          1,800             46,980
   Baldor Electric Co.                                                   11,600            268,656
   Baldwin & Lyons, Inc. Class A                                            250              6,031
   Baldwin & Lyons, Inc. Class B                                          1,375             33,206
 * Ballantyne Omaha, Inc.                                                 2,800              8,176
 * Bally Total Fitness Holding Corp.                                     38,200            175,720
 * Bancinsurance Corp.                                                    2,600             21,346
   BancorpSouth, Inc.                                                    22,250            465,470
   Bandag, Inc.                                                           3,800            161,006
   Bank of America Corp.                                                    477             39,653
   Bank of Granite Corp.                                                  8,525            165,129
   BankAtlantic Bancorp, Inc. Class A                                       150              2,400
   Banknorth Group, Inc.                                                  8,563            282,065
 * Bankrate, Inc.                                                         1,300             14,755
 * BankUnited Financial Corp. Class A                                    20,100            524,409
   Banner Corp.                                                           7,410            216,372
   Banta Corp.                                                           13,500            589,140
   Barnes Group, Inc.                                                     9,200            244,444
   Barnwell Industries, Inc.                                                200              9,192
   Barra, Inc.                                                           10,250            419,327
 * Barry (R.G.) Corp.                                                    11,900             25,347
   Bassett Furniture Industries, Inc.                                     3,900             74,213
 * Bay View Capital Corp.                                                56,375            115,005
 * Baycorp Holdings, Ltd.                                                   239              3,172
 * BE Aerospace, Inc.                                                    30,300            193,314
 * Beasley Broadcast Group, Inc.                                          5,200             79,664
 # Beazer Homes USA, Inc.                                                10,455          1,053,550
 * Bebe Stores, Inc.                                                     30,750            614,385
   BEI Technologies, Inc.                                                 8,200            218,694
   Bel Fuse, Inc. Class A                                                   700             21,183
   Belden, Inc.                                                          13,200            223,080
 * Bell Industries, Inc.                                                  4,400             12,980
 * Bell Microproducts, Inc.                                              31,634            201,509
 * Benchmark Electronics, Inc.                                           24,600            716,598
 * Benihana, Inc.                                                         1,500             21,750
 * Benihana, Inc. Class A                                                   225              3,294
 * Bentley Pharmaceuticals, Inc.                                         14,600            183,960
   Berkley (W.R.) Corp.                                                  15,075            627,874
   Berry Petroleum Corp. Class A                                         22,400            610,400
 * Bethlehem Steel Corp.                                                  5,700                 18

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Beverly Enterprises                                                  103,900   $        881,072
   BHA Group Holdings, Inc. Class A                                       1,300             42,419
 * Big Dog Holdings, Inc.                                                 2,600             12,509
 * Big Lots, Inc.                                                        61,800            903,516
 * BindView Development Corp.                                            39,760            121,268
 * Bio Imaging Technologies, Inc.                                         8,200             46,248
 * Bioanalytical Systems, Inc.                                            2,100              8,452
 * Biocryst Pharmaceuticals, Inc.                                        14,600            157,680
*# BioLase Technology, Inc.                                              10,800            127,332
 * Bio-Logic Systems Corp.                                                2,000             12,420
 * BioMarin Pharmaceutical, Inc.                                         48,300            295,113
 * Bio-Rad Laboratories, Inc. Class A                                    11,400            639,768
 * Bio-Rad Laboratories, Inc. Class B                                       400             22,800
 * Bio-Reference Laboratories, Inc.                                      12,400            189,596
 * BioSante Pharmaceuticals, Inc.                                         4,600             34,960
*# Biosite, Inc.                                                         12,200            485,194
 * Biosource International, Inc.                                          6,300             45,429
 * Biospecifics Technologies Corp.                                          700              1,050
 * BioSphere Medical, Inc.                                               13,380             41,210
 * Bioveris Corp.                                                         8,700            109,272
 * Bitstream, Inc.                                                        3,900              8,892
   BIW, Ltd.                                                                700             13,639
   Black Box Corp.                                                       10,500            478,275
   Black Hills Corp.                                                      8,100            237,330
   Blair Corp.                                                            2,800             71,960
 * Blonder Tongue Laboratories, Inc.                                      1,300              4,095
 * Blount International, Inc.                                            14,500            144,710
 * Blue Coat Systems, Inc.                                                9,100            252,980
 * Blue Martini Software, Inc.                                           11,094             49,801
 * Bluegreen Corp.                                                       27,800            333,044
   Blyth, Inc.                                                           18,900            617,085
 * BNCCORP, Inc.                                                          1,000             16,000
 * BNS Co. Class A                                                        1,280              7,872
   Bob Evans Farms, Inc.                                                 21,200            544,628
 * Boca Resorts, Inc.                                                    29,400            528,612
 * Bogen Communications International,
     Inc.                                                                 5,100             25,627
 * BOK Financial Corp.                                                    1,621             62,012
 * Bolt Technology Corp.                                                  2,300             10,580
 * Bombay Co., Inc.                                                      40,900            238,038
 * Bone Care International, Inc.                                          8,600            183,610
   Bon-Ton Stores, Inc.                                                  10,200            130,458
 * Bookham Technologies P.L.C.                                           90,895             95,440
 * Books-a-Million, Inc.                                                 19,000            114,000
   Borg-Warner, Inc.                                                     12,600            522,144
 * Borland Software Corp.                                                53,500            470,800
   Boston Acoustics, Inc.                                                   600              6,600
 * Boston Beer Company, Inc. Class A                                      9,300            177,630
 * Boston Biomedical, Inc.                                                2,900              9,164
 * Boston Communications Group, Inc.                                     21,300            225,780
   Boston Private Financial Holdings,
     Inc.                                                                12,600            288,414
   Bostonfed Bancorp, Inc.                                                  700             23,520
 * Bottomline Technologies, Inc.                                         18,300            175,680
   Bowne & Co., Inc.                                                     19,900            316,808
 # Boyd Gaming Corp.                                                     31,100            723,075
 * Boyds Collection, Ltd.                                                36,483            104,341
 * Bradley Pharmaceuticals, Inc.
     Class A                                                             12,900            300,312
   Brady (W.H.) Co. Class A                                               8,400            346,752
 * Braun Consulting, Inc.                                                14,500             24,360
   Bridgford Foods Corp.                                                  1,000   $          7,700
   Briggs & Stratton Corp.                                                9,000            682,920
 * Brigham Exploration Co.                                               23,040            196,324
 * Bright Horizons Family Solutions, Inc.                                 2,000             98,820
 * Brightpoint, Inc.                                                     22,725            253,156
 * Brillian Corp.                                                         6,200             52,396
 * BroadVision, Inc.                                                     27,200             94,085
 * Brocade Communications Systems,
     Inc.                                                                   500              2,995
 # Brookline Bancorp, Inc.                                               29,961            433,236
 * Brooks Automation, Inc.                                               21,000            433,860
 * Brookstone, Inc.                                                      22,500            434,475
 * Brooktrout, Inc.                                                      15,900            152,958
 # Brown and Brown, Inc.                                                 18,600            743,628
   Brown Shoe Company, Inc.                                              11,300            467,029
 * Bruker BioSciences Corp.                                              81,025            385,679
 * Brush Engineered Materials, Inc.                                      21,400            372,788
   BSB Bancorp, Inc.                                                      5,500            191,125
 * BTU International, Inc.                                                7,351             38,813
 * Buca, Inc.                                                            20,000            105,400
 * Buckeye Technology, Inc.                                              41,000            413,690
   Buckle, Inc.                                                          22,200            623,598
   Building Materials Holding Corp.                                      11,600            199,636
   Burlington Coat Factory Warehouse
     Corp.                                                               26,825            510,748
 * Bush Industries, Inc. Class A                                          4,300              2,881
 * Butler International, Inc.                                             3,500              8,680
   C & D Technologies, Inc.                                              27,200            444,176
 * C-COR.net Corp.                                                       37,292            331,526
*# C-Phone Corp.                                                          2,200                 38
 * Cable Design Techologies Corp.                                        47,500            396,150
*# Cabot Microelectronics Corp.                                          10,300            320,845
   Cabot Oil & Gas Corp. Class A                                         19,100            702,880
 * Cache, Inc.                                                            9,600            249,696
 * Caci International, Inc. Class A                                      14,400            534,816
   Cadmus Communications Corp.                                            2,700             37,206
 * Cal Dive International, Inc.                                          26,500            744,385
   Calavo Growers                                                         4,200             43,008
   Calgon Carbon Corp.                                                   27,200            168,096
 * California Amplifier, Inc.                                            18,700            140,250
 * California Coastal Communities, Inc.                                   4,200             67,410
   California First National Bancorp                                      3,400             44,744
 * California Micro Devices Corp.                                        11,285            151,896
 * California Pizza Kitchen, Inc.                                        16,600            313,408
   California Water Service Group                                         9,553            271,783
 * Caliper Life Sciences, Inc.                                           59,841            317,756
   Callaway Golf Co.                                                     30,400            491,872
 * Callidus Software                                                     16,400            117,096
 * Callon Petroleum Corp.                                                17,700            232,224
 # Cal-Maine Foods, Inc.                                                 12,200            168,360
 * Calpine Corp.                                                        152,600            578,354
 * Calton, Inc.                                                           2,100                903
 * CAM Commerce Solutions, Inc.                                           1,400             26,477
   Cambrex Corp.                                                         14,100            322,185
   Camco Financial Corp.                                                  1,400             20,062
 * Candela Corp.                                                         20,400            212,160
*# Candies, Inc.                                                         25,491             64,237
 * Candlewood Hotel Co., Inc.                                             2,300                130
 * Cantel Medical Corp.                                                  10,998            189,166
 * Canyon Resources Corp.                                                19,700             64,222
   Capital Corp. of the West                                              1,703             61,308

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Capital Crossing Bank                                                  2,900   $        183,860
 * Capital Pacific Holdings, Inc.                                         6,700             26,967
 # Capital Properties, Inc.                                                 500              6,800
   Capital Properties, Inc. Class B                                          50                  0
 * Capital Senior Living Corp.                                           24,900            128,235
   Capitol Bancorp, Ltd.                                                  1,700             42,874
 * Capstone Turbine Corp.                                                63,200            176,328
 * Captaris, Inc.                                                        40,900            247,445
 * Caraustar Industries, Inc.                                            29,500            394,710
 # Carbo Ceramics, Inc.                                                   7,600            531,240
 * Cardiac Sciences, Inc.                                                61,800            154,500
 * CardioDynamics International Corp.                                    21,269            139,950
 * Cardiotech International, Inc.                                         9,700             36,375
 * Career Education Corp.                                                30,570          2,077,843
 * Caremark Rx, Inc.                                                     23,994            748,613
   Carlisle Companies, Inc.                                               8,700            510,603
*# CarMax, Inc.                                                          12,800            292,736
 * Carmike Cinemas, Inc.                                                  6,100            223,260
   Carpenter Technology Corp.                                             9,700            295,074
 * Carreker Corp.                                                         7,100             64,823
 * Carriage Services, Inc. Class A                                       22,200            114,330
 * Carrier Access Corp.                                                  19,400            215,728
 * Carrington Laboratories, Inc.                                            200                858
 * Carrizo Oil & Gas, Inc.                                                8,500             71,910
   Cascade Corp.                                                          9,900            242,055
   Cascade Natural Gas Corp.                                              6,500            129,155
 * Casella Waste Systems, Inc. Class A                                   20,500            286,590
   Casey's General Stores, Inc.                                          26,700            436,011
   Cash America International, Inc.                                      21,200            427,604
 * Castle (A.M.) & Co.                                                    7,800             66,222
 * Casual Male Retail Group, Inc.                                        42,500            289,000
 * Catalina Marketing Corp.                                              22,200            374,958
 * Catalyst Semiconductor, Inc.                                          13,200            105,864
 * Catalytica Energy Systems, Inc.                                        6,200             20,770
 * Catapult Communications Corp.                                         16,500            272,415
   Cathay Bancorp, Inc.                                                   7,902            499,011
   Cato Corp. Class A                                                    11,300            248,939
 * Cavalier Homes, Inc.                                                  18,400            103,776
 * Cavco Industries, Inc.                                                 3,700            140,374
   CBRL Group, Inc.                                                      22,100            712,725
   CCA Industries, Inc.                                                   2,400             18,600
 * CCC Information Services Group,
     Inc.                                                                11,100            160,728
   CDI Corp.                                                             10,300            341,857
 * CEC Entertainment Inc.                                                23,700            728,301
 * Celadon Group, Inc.                                                    9,700            139,874
   Celeritek, Inc.                                                       16,700             58,784
 * Celestica, Inc.                                                        6,250            117,500
 * Cell Genesys, Inc.                                                    33,707            346,508
*# Cell Therapeutics, Inc.                                               16,600            116,200
 * Cellegy Pharmaceuticals, Inc.                                         12,200             49,532
 * CellStar Corp.                                                        23,513            142,254
 * Centene Corp.                                                         10,550            380,327
 * Centennial Communications Corp.                                        4,700             33,934
   Center Finl CO                                                         3,600             53,100
 * Centillium Communications, Inc.                                       42,100            138,930
 * Centra Software, Inc.                                                 19,500             42,510
   Central Bancorp, Inc.                                                    300             10,665
 * Central Coast Bancorp                                                    605             10,073
*# Central European Distribution Corp.                                    8,100            245,268
 * Central Garden & Pet Co.                                              16,200            602,154
   Central Pacific Financial Corp.                                        9,300   $        225,060
   Central Parking Corp.                                                 19,326            357,338
   Central Vermont Public Service Corp.                                   6,500            126,815
 * Century Aluminum Co.                                                  24,100            558,397
 * Century Business Services, Inc.                                       93,240            384,149
 * Cenveo, Inc.                                                          58,300            180,147
 * Cepheid, Inc.                                                         20,900            191,235
 * Ceradyne, Inc.                                                        14,250            474,097
 * Ceres Group, Inc.                                                     40,216            250,144
*# Cerner Corp.                                                          18,700            799,612
 * Cerus Corp.                                                           26,100             56,115
 * CEVA, Inc.                                                               366              2,928
   CFS Bancorp, Inc.                                                      8,800            119,240
   CH Energy Group, Inc.                                                  4,600            209,300
 * Chad Therapeutics                                                        200                850
 * Champion Enterprises, Inc.                                            34,600            323,510
 * Championship Auto Racing Teams,
     Inc.                                                                 3,600                421
 * Champps Entertainment, Inc.                                           14,207            127,423
 * Channell Commercial Corp.                                                200                900
 * Charles and Colvard, Ltd.                                             17,100            100,548
 * Charles River Associates, Inc.                                         4,400            149,292
 * Charlotte Russe Holding, Inc.                                         21,000            388,290
 * Charming Shoppes, Inc.                                                80,500            689,080
 * Chart Industries                                                           5                150
*# Charter Communications, Inc.                                          70,500            271,425
   Charter Financial Corp.                                                1,500             50,685
   Chase Corp.                                                              600              8,880
 * Chattem, Inc.                                                         23,000            611,340
 * Chaus (Bernard), Inc.                                                    300                300
 * Checkers Drive-In Restaurant, Inc.                                    16,600            170,150
*# CheckFree Corp.                                                       24,000            735,840
 * Checkpoint Systems, Inc.                                              29,800            514,348
 * Cheesecake Factory, Inc.                                              11,250            438,975
   Chemed Corp.                                                           6,600            311,652
   Chemical Financial Corp.                                               7,846            275,002
 * Cheniere Energy, Inc.                                                  9,500            143,450
   Cherokee, Inc.                                                         3,100             71,300
   Chesapeake Corp.                                                       8,525            185,163
   Chesapeake Energy Corp.                                              148,100          1,954,920
   Chesapeake Utilities Corp.                                             1,600             37,328
 * Chicago Pizza & Brewery, Inc.                                         17,700            237,534
 * Chicos Fas, Inc.                                                      46,750          2,005,575
 * Children's Place Retail Stores, Inc.                                  17,100            404,928
 * Childtime Learning Centers, Inc.                                       1,500              4,005
*# ChipPAC, Inc.                                                         12,800             83,200
 * Chiquita Brands International, Inc.                                   32,100            562,392
   Chittenden Corp.                                                      14,756            478,242
   Choice Hotels International, Inc.                                     26,000          1,245,400
 * Cholestech Corp.                                                      16,200            154,710
 * Chordiant Software, Inc.                                              30,150            116,680
   Christopher & Banks Corp.                                             17,634            335,046
 * Chromcraft Revington, Inc.                                             4,000             56,600
 * Chronimed, Inc.                                                       16,900            125,060
   Church & Dwight Co., Inc.                                             12,200            553,880
   Churchill Downs, Inc.                                                  6,500            246,220
 * Ciber, Inc.                                                           63,351            563,824
 * Cima Laboratories, Inc.                                               12,100            391,072
 * Cimarex Energy Co.                                                     8,406            236,965
 * Cincinnati Bell, Inc.                                                150,000            618,000
 * Ciphergen Biosystems, Inc.                                            31,600            246,796

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Ciprico, Inc.                                                          1,700   $          7,913
   CIRCOR International, Inc.                                             7,645            150,148
 * Cirrus Logic, Inc.                                                    58,793            436,832
   Citizens Banking Corp.                                                17,425            522,576
   Citizens South Banking Corp.                                           2,100             27,195
*# Citizens, Inc. Class A                                                28,692            195,679
 * Citrix Systems, Inc.                                                   3,000             63,150
   City Holding Co.                                                       8,100            243,162
   City National Corp.                                                      153              9,879
 * CKE Restaurants, Inc.                                                 45,300            458,436
   Claire's Stores, Inc.                                                 35,600            736,920
   Clarcor, Inc.                                                         14,500            614,945
 * Clark, Inc.                                                           19,948            348,691
 * Clarus Corp.                                                          20,900            247,874
 * Clayton Williams Energy, Inc.                                          6,700            153,698
*# Clean Harbors, Inc.                                                    9,900             72,171
 * Clearone Communications, Inc.                                            900              5,287
   Cleco Corp.                                                           11,200            194,320
 * Cleveland Cliffs, Inc.                                                 9,900            464,211
 * Closure Medical Corp.                                                  7,000            174,440
*# CMS Energy Corp.                                                     114,906            990,490
 * CNA Surety Corp.                                                      40,769            423,998
 # CNB Financial Corp.                                                    2,500             36,650
 * CNET Networks, Inc.                                                   65,500            632,730
   CNS, Inc.                                                             15,100            152,057
   Coachmen Industries, Inc.                                             10,300            166,448
 * Coast Dental Services, Inc.                                              233                722
 * Coastcast Corp.                                                        2,000              4,300
   CoBiz, Inc.                                                            2,475             34,254
 * Cobra Electronics Corp.                                                3,100             27,807
*# Coeur d'Alene Mines Corp.                                            233,500          1,095,115
 * Cogent Communications Group, Inc.                                      4,100              1,640
   Cognex Corp.                                                          15,400            510,356
 * Cognitronics Corp.                                                     2,300              8,142
 * Cognizant Technology Solutions Corp.                                  12,900            596,496
 * Coherent, Inc.                                                        20,800            563,472
   Cohu, Inc.                                                            15,800            299,410
*# Coinstar, Inc.                                                        18,500            321,900
 * Coldwater Creek, Inc.                                                 13,725            365,222
   Cole (Kenneth) Productions, Inc.
     Class A                                                              8,350            273,462
 * Cole National Corp. Class A                                            4,400             99,924
 * Collagenex Pharmaceuticals, Inc.                                      12,600            123,732
   Collegiate Pacific, Inc.                                               1,500             16,185
 * Collins & Aikman Corp.                                                93,406            495,986
   Columbia Banking System, Inc.                                         12,509            265,441
 * Columbia Laboratories, Inc.                                           24,540             75,092
 * Columbia Sportswear Co.                                               11,350            614,035
 * Columbus McKinnon Corp.                                               16,419             87,004
 * Comarco, Inc.                                                          5,800             41,296
 * Comfort Systems USA, Inc.                                             49,700            350,385
   Commerce Group, Inc.                                                   7,100            321,772
*# Commerce One, Inc.                                                    28,800             29,376
   Commercial Bancshares, Inc.                                              781             19,955
   Commercial Federal Corp.                                              13,200            369,864
   Commercial Metals Co.                                                 20,300            611,030
   Commercial National Financial Corp.                                      600             15,150
 * Commonwealth Industries, Inc.                                          4,700             42,065
*# Commonwealth Telephone
     Enterprises, Inc.                                                   12,359            524,022
*# Commscope, Inc.                                                       43,200            745,200
   Communications Systems, Inc.                                           2,900   $         22,910
   Community Bancorp, Inc.                                                1,000             39,800
   Community Bancorp, Inc.                                                  210              5,038
   Community Bank System, Inc.                                           11,400            251,028
   Community First Bankshares, Inc.                                       9,300            298,530
   Community Trust Bancorp, Inc.                                          3,279            102,206
   Community West Bancshares                                              2,300             19,492
 * Compex Technologies, Inc.                                             12,700             75,946
 * Compucom Systems, Inc.                                                58,300            261,767
 * CompuCredit Corp.                                                     44,000            771,760
*# Compudyne Corp.                                                       10,000             99,500
 * Computer Access Technology Corp.                                      21,500             99,975
 * Computer Horizons Corp.                                               38,900            138,873
 * Computer Network Technology Corp.                                     26,100            157,644
   Computer Programs & Systems, Inc.                                      2,600             50,414
 * Computer Task Group, Inc.                                             24,500            106,575
 * Comstock Resources, Inc.                                              31,500            592,515
 * Comtech Telecommunications Corp.                                      13,312            236,155
 * Conceptus, Inc.                                                       18,700            195,041
 * Concord Camera Corp.                                                  27,000             83,430
 * Concord Communications, Inc.                                          15,800            180,436
 * Concur Technologies, Inc.                                             16,200            175,932
 * Concurrent Computer Corp.                                             48,400             97,768
 * Conexant Systems, Inc.                                               109,913            518,789
 * Conmed Corp.                                                          22,850            581,532
   Connecticut Water Services, Inc.                                       1,800             45,268
*# Connetics Corp.                                                       18,000            384,660
 * Conrad Industries, Inc.                                                3,000              6,816
 * Consolidated Graphics, Inc.                                           15,000            602,250
   Consolidated Tokoma Land Co.                                           1,600             53,520
 * Consumer Portfolio Services, Inc.                                      5,200             23,348
*# Continental Airlines, Inc.                                            50,250            537,172
 * Continental Materials Corp.                                            1,000             29,290
 * Convera Corp.                                                         28,700             81,508
*# Cooker Restaurant Corp.                                                  500                  3
   Cooper Companies, Inc.                                                17,400            960,480
   Cooper Tire & Rubber Co.                                              27,100            571,539
 * Copart, Inc.                                                          63,300          1,560,345
*# Copper Mountain Networks, Inc.                                         8,000            101,520
 * Core Molding Technologies, Inc.                                        1,800              6,300
 * Corillian Corp.                                                       21,900            105,558
 * Corinthian Colleges, Inc.                                              9,700            275,577
 * Corio, Inc.                                                           55,200            124,752
 * Corixa Corp.                                                          46,300            234,741
   Corn Products International, Inc.                                     12,600            546,588
 * Cornell Companies, Inc.                                               16,500            220,275
 * Correctional Services Corp.                                           10,600             32,860
 * Corrections Corporation of America                                    26,400          1,010,064
 * Cortech, Inc.                                                          1,100              3,377
   Corus Bankshares, Inc.                                                11,300            441,604
 * Corvel Corp.                                                           6,900            160,287
 * Cosine Communications, Inc.                                           12,500             49,750
 * Cost Plus, Inc.                                                       12,850            422,636
 * CoStar Group, Inc.                                                     7,100            293,798
   Cotton States Life Insurance Co.                                       1,300             25,837
   Courier Corp.                                                         10,800            421,524
*# Covance, Inc.                                                         31,000          1,122,820
 * Covansys Corp.                                                        31,600            343,808
 * Covenant Transport, Inc. Class A                                      14,200            222,514
 * CPI Aerostructures, Inc.                                               4,800             51,360
   Craftmade International, Inc.                                          3,600             74,880

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cray, Inc.                                                            52,300   $        412,124
*# Credence Systems Corp.                                                42,764            599,124
 * Credit Acceptance Corp.                                               40,300            606,515
*# Cree Research, Inc.                                                   38,200            878,982
 * Criticare Systems, Inc.                                               12,500             38,750
   Crompton Corp.                                                        44,772            267,289
 * Cross (A.T.) Co. Class A                                               6,200             34,968
 * Cross Country Healthcare, Inc.                                        29,852            495,842
 * Crossroads Systems, Inc.                                              28,900             52,656
 * Crown Andersen, Inc.                                                     300                525
*# Crown Castle International Corp.                                     100,200          1,475,946
 * Crown Financial Group, Inc.                                            2,600              3,120
 * Crown Holdings, Inc.                                                  75,000            669,750
 * Crown Media Holdings, Inc.                                            45,700            413,585
*# Cryolife, Inc.                                                        24,650            125,715
 * CSG Systems International, Inc.                                       41,600            794,144
 * CSK Auto Corp.                                                        23,200            397,880
 * CSP, Inc.                                                              1,400             10,081
   CSS Industries, Inc.                                                   6,900            240,810
   CT Communications, Inc.                                                9,600            131,520
   CTS Corp.                                                             23,900            260,510
   Cubic Corp.                                                           15,900            357,909
 * Cubist Pharmaceuticals, Inc.                                          19,500            193,830
 * Culp, Inc.                                                            17,800            131,720
 * Cumulus Media, Inc. Class A                                           33,500            621,090
 * CUNO, Inc.                                                             9,800            449,624
 * CuraGen Corp.                                                         55,300            276,500
 * Curative Health Services Inc                                          16,200            170,424
 * Curis, Inc.                                                           27,700            123,514
   Curtiss-Wright Corp.                                                   4,000            188,200
   Cutter & Buck, Inc.                                                   13,100            135,716
 * CV Therapeutics, Inc.                                                 27,200            355,776
   CVB Financial Corp.                                                   15,213            316,126
 * Cyberguard Corp.                                                      14,400            121,824
 * Cyberonics, Inc.                                                      11,500            225,630
 * Cyberoptics Corp.                                                      7,243            151,451
 * Cybersource Corp.                                                     34,700            293,215
*# Cycle Ctry Acc                                                         3,400             18,190
*# CycleLogic, Inc.                                                          12                  1
 * Cymer, Inc.                                                           16,400            603,520
 * Cypress Semiconductor Corp.                                           58,200            952,152
   Cytec Industries, Inc.                                                21,300            857,751
 * Cytogen Corp.                                                          9,060            117,780
   D & K Healthcare Resources, Inc.                                      15,200            181,944
 * D A Consulting Group, Inc.                                             1,200                  7
   D&E Communications, Inc.                                               6,346             82,244
 * Daktronics, Inc.                                                       8,800            205,480
 * Darling International, Inc.                                           54,300            187,335
 * Data Systems & Software, Inc.                                            400                668
 * Datalink Corp.                                                           300              1,095
 * Dataram Corp.                                                          6,150             49,507
   Datascope Corp.                                                       10,300            357,719
 * Datastream Systems, Inc.                                               9,200             57,592
 * Datawatch Corp.                                                          532              2,245
 * Dave and Busters, Inc.                                                 7,700            143,990
 * DaVita, Inc.                                                          21,100            979,462
 * Dawson Geophysical Co.                                                 1,900             28,215
 * Daxor Corp.                                                            2,600             54,730
 * Dearborn Bancorp, Inc.                                                 1,214             32,279
   Deb Shops, Inc.                                                        5,600            134,344
 * Deckers Outdoor Corp.                                                  4,300            107,500
 * Del Global Technologies Corp.                                          3,105   $          7,064
 * Del Laboratories, Inc.                                                 4,410            127,008
 * Delphax Technologies, Inc.                                             5,000             32,000
   Delphi Financial Group, Inc.
     Class A                                                             13,950            561,906
*# Delta Air Lines, Inc.                                                 52,200            318,420
   Delta and Pine Land Co.                                                9,800            227,164
   Delta Apparel, Inc.                                                      940             21,225
 * Delta Financial Corp.                                                 14,200             86,478
   Delta Natural Gas Co., Inc.                                              800             18,576
 * Delta Woodside Industries, Inc.                                           75                101
   Deltic Timber Corp.                                                    8,500            301,580
 * Denali, Inc.                                                           1,100                110
 * Denbury Resources, Inc.                                               42,130            775,192
 * Dendreon Corp.                                                        24,515            268,439
 * Dendrite International, Inc.                                          20,500            344,195
 * Department 56, Inc.                                                   16,700            263,860
 * DepoMed, Inc.                                                         39,800            302,878
 * Devcon International Corp.                                               600              6,900
 * DHB Industries, Inc.                                                  29,700            280,071
   Diagnostic Products Corp.                                             12,400            522,288
 * DiamondCluster International, Inc.                                    30,000            290,700
 * Diedrich Coffee, Inc.                                                  1,500              5,925
 * Digene Corp.                                                           5,000            195,050
 * Digi International, Inc.                                              28,700            298,193
 * Digimarc Corp.                                                        19,600            221,480
*# Digital Angel Corp.                                                   30,800             99,176
 * Digital Generation Systems, Inc.                                      44,500             64,525
 * Digital Impact, Inc.                                                  33,300             59,274
 * Digital Insight Corp.                                                 19,200            370,944
*# Digital Lightwave, Inc.                                               16,500             27,060
 * Digital River, Inc.                                                   15,100            474,291
 * Digitas, Inc.                                                         54,515            504,264
   Dillards, Inc. Class A                                                27,600            552,276
   Dime Community Bancorp, Inc.                                          20,025            342,427
   Dimon, Inc.                                                           27,500            169,125
 * Diodes, Inc.                                                           6,900            150,627
 * Dionex Corp.                                                           7,600            382,736
 * Discovery Partners International                                      31,200            161,928
   Distributed Energy Systems Corp.                                      34,400            110,080
 * Ditech Communications Corp.                                           39,100            805,851
 * Diversa Corp.                                                         41,800            393,338
 * Dixie Group, Inc.                                                     10,700            126,367
 * Dixon Ticonderoga Co.                                                    600              2,250
 * DJ Orthopedics, Inc.                                                  16,300            380,279
 * DocuCorp International, Inc.                                          17,200            153,596
 * Dollar Thrifty Automotive Group, Inc.                                 19,800            519,156
 * Dominion Homes, Inc                                                    2,800             85,428
   Donaldson Co., Inc.                                                    8,800            231,264
   Donegal Group, Inc. Class A                                              666             13,973
   Donegal Group, Inc. Class B                                              333              6,833
 * Dot Hill Systems Corp.                                                18,248            173,356
 * DoubleClick, Inc.                                                     95,500            809,840
 * DOV Pharmaceutical, Inc.                                              11,500            173,190
   Dover Downs Gaming &
     Entertainment, Inc.                                                  4,900             52,528
   Dover Motorsports, Inc.                                                7,100             32,589
   Downey Financial Corp.                                                22,000          1,163,800
*# DPAC Technologies Corp.                                                2,500              1,970
 * Drew Industries, Inc.                                                  6,000            223,500
*# Drexler Technology Corp.                                               9,100            154,700

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Dreyer's Grand Ice Cream Holdings,
     Inc. Class A                                                        10,000   $        790,800
 * Dril-Quip, Inc.                                                       17,500            289,100
 * DRS Technologies, Inc.                                                17,500            489,825
 * Drugstore.com, Inc.                                                   52,900            245,456
 * DSP Group, Inc.                                                       15,500            407,960
 * Duane Reade, Inc.                                                     18,200            300,300
 * Duckwall-ALCO Stores, Inc.                                             1,500             25,860
 * Ducommun, Inc.                                                        11,184            210,818
 * DuPont Photomasks, Inc.                                               17,700            390,816
   Duquesne Light Holdings, Inc.                                         20,600            396,138
 * Dura Automotive Systems, Inc.                                         19,879            188,055
 * Duratek, Inc.                                                          8,700            113,100
*# Durect Corp.                                                          52,298            184,612
*# DUSA Pharmaceuticals, Inc.                                            17,800            187,968
 * Dyax Corp.                                                            20,300            199,955
 * Dycom Industries, Inc.                                                30,634            756,353
*# Dynacq Healthcare, Inc.                                               12,700             80,010
 * Dynamex, Inc.                                                         13,300            174,762
 * Dynamics Research Corp.                                                8,800            144,408
 * Dynegy, Inc.                                                         189,700            832,783
*# E Com Ventures, Inc.                                                     125              1,156
 * E-Loan, Inc.                                                          66,200            161,528
   E-Z-EM, Inc.                                                           1,700             31,790
 * E.piphany, Inc.                                                       80,746            379,506
   Eagle Materials, Inc.                                                 10,200            680,340
 * EarthLink, Inc.                                                      108,200          1,086,328
   East West Bancorp, Inc.                                               11,400            691,638
   Eastern Co.                                                              550              8,657
 * Echelon Corp.                                                         37,200            399,156
 * Eclipsys Corp.                                                         2,000             27,760
 * eCollege.com                                                           9,990            168,132
   Ecology & Environment, Inc.
     Class A                                                                400              4,000
   Edelbrock Corp.                                                          880             13,244
 * Eden Bioscience Corp.                                                 10,100             11,110
 * Edge Petroleum Corp.                                                  13,700            189,745
 * Edgewater Technology, Inc.                                             8,267             51,173
   Edo Corp.                                                             13,400            287,832
 * Education Management Corp.                                            23,300            805,714
   EFC Bancorp, Inc.                                                        900             21,375
 * eFunds Corp.                                                          36,100            577,961
 * EGL, Inc.                                                             34,500            789,360
 * El Paso Electric Co.                                                  55,900            807,755
   Electro Rent Corp.                                                    24,500            268,030
 * Electro Scientific Industries, Inc.                                   14,800            337,884
 * Electroglas, Inc.                                                     23,960            125,790
 * Electronics Boutique Holdings Corp.                                   15,700            432,692
 * Electronics for Imaging, Inc.                                         28,900            802,264
 * Elizabeth Arden, Inc.                                                 17,900            394,516
   ElkCorp                                                               14,500            359,600
 * eLoyalty Corp.                                                         2,400             15,192
 * ELXSI Corp.                                                            1,000              3,650
 * Embarcadero Technologies, Inc                                         16,378            185,563
 * Embrex, Inc.                                                           9,700            124,936
   EMC Insurance Group, Inc.                                              1,100             22,308
 * Emcor Group, Inc.                                                     11,300            478,894
 * EMCORE Corp.                                                          43,665            129,248
 * Emeritus Corp.                                                         3,200             18,240
 * Emerson Radio Corp.                                                   30,600            102,510
 * Emisphere Technologies, Inc.                                          25,900            131,572
 * Emmis Communications Corp.
     Class A                                                             23,500   $        512,300
   Empire District Electric Co.                                          11,300            226,226
 * EMS Technologies, Inc.                                                13,500            293,760
 * Emulex Corp.                                                          41,500            775,220
 * Encore Acquisition Co.                                                21,700            609,770
 * Encore Capital Grooup, Inc.                                           11,000            167,640
 * Encore Medical Corp.                                                  25,400            177,292
 * Encore Wire Corp.                                                     19,700            600,160
 * Encysive Pharmaceuticals, Inc.                                        29,500            271,252
 * Endo Pharmaceuticals Holdings, Inc.                                   20,100            455,064
 * Endocardial Solutions, Inc.                                           13,400            130,382
 * Endocare, Inc.                                                         7,700             22,907
 * Endologix, Inc.                                                       23,000            113,620
   Energen Corp.                                                         12,600            564,480
 * Energy Conversion Devices, Inc.                                       24,600            308,238
 * Energy Partners, Ltd.                                                 31,300            415,351
 * Energy West, Inc.                                                      3,100             20,305
   EnergySouth, Inc.                                                      2,000             72,840
 * Enesco Group, Inc.                                                    17,900            172,377
   Engineered Support Systems, Inc.                                      17,943            940,213
   Ennis Business Forms, Inc.                                             8,400            129,780
 * EnPro Industries, Inc.                                                20,000            386,800
   ENSCO International, Inc.                                              6,049            161,145
 * Entegris, Inc.                                                        36,400            413,140
 * Enterrasys Networks, Inc.                                            118,000            231,280
 * Entravision Communications Corp.                                      59,300            480,330
 * Entremed, Inc.                                                        21,900             46,647
 * Entrust, Inc.                                                         51,600            237,360
 * Environmental Elements Corp.                                             200                 31
 * Environmental Tectonics Corp.                                          2,800             20,720
 * Enzo Biochem, Inc.                                                    14,700            196,392
 * EP Medsystems, Inc.                                                    1,200              3,480
 * EpicEdge, Inc.                                                         4,500                 43
 * Epicor Software Corp.                                                 21,800            291,902
 * Epimmune, Inc.                                                         8,000             13,680
 * EPIQ Systems, Inc.                                                    16,225            237,372
 * EPIX Medical, Inc.                                                    10,700            261,401
 * ePlus, Inc.                                                            7,600             89,528
 * ePresence, Inc.                                                        8,100             32,724
 * Equinix, Inc.                                                          2,700             84,915
 * Equity Marketing, Inc.                                                 2,800             35,952
 * Equity Oil Co.                                                        11,700             49,725
*# eResearch Technology, Inc.                                            20,250            512,122
   ESB Financial Corp.                                                    2,937             37,241
   Escalade, Inc.                                                         2,400             43,776
 * Esco Technologies, Inc.                                                9,700            478,210
 * eSpeed, Inc.                                                          11,800            223,846
   Espey Manufacturing & Electronics
     Corp.                                                                  200              4,522
 * ESS Technology, Inc.                                                  43,500            498,510
 * Esterline Technologies Corp.                                          23,200            584,176
   Ethan Allen Interiors, Inc.                                           15,500            604,035
 * Ethyl Corp.                                                           17,400            349,218
 * Euronet Worldwide, Inc.                                               13,500            310,365
 * European Micro Holdings, Inc.                                          1,200                 69
 * Evans & Sutherland Computer Corp.                                      4,900             24,426
 * Evans Systems, Inc.                                                      800                 72
 * Evergreen Resources, Inc.                                             21,600            817,560
*# Evergreen Solar, Inc.                                                 13,600             41,208
 * Exact Sciences Corp.                                                  11,500             72,680

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Exactech, Inc.                                                         3,000   $         60,000
 * Exar Corp.                                                            32,093            511,241
 * Excel Technology, Inc.                                                 9,600            309,600
 * Exelixis, Inc.                                                        55,342            510,253
 * Exponent, Inc.                                                         2,700             67,311
 * Extended Systems, Inc.                                                   200                994
 * Extreme Networks, Inc.                                                71,600            380,912
 * Exult, Inc.                                                           51,700            319,506
 * Ezcorp, Inc. Class A Non-Voting                                        1,000              8,130
   F.N.B. Corp.                                                          11,349            226,526
 * F5 Networks, Inc.                                                     14,000            415,660
 * Fab Industries, Inc.                                                   1,000              3,500
 * Factory 2-U Stores, Inc.                                               2,300              2,162
 # Factset Research Systems, Inc.                                        12,400            542,004
   Fair, Isaac & Co., Inc.                                               27,771            965,042
 * Fairchild Corp. Class A                                               28,000            126,000
 * Falcon Products, Inc.                                                  4,300             16,125
*# FalconStor Software, Inc.                                             23,100            159,852
 * Famous Dave's of America, Inc.                                        14,400            113,357
 * Fargo Electronics                                                     12,487            141,852
   Farmer Brothers Co.                                                    3,000             85,680
 * Faro Technologies, Inc.                                                6,700            179,158
   FBL Financial Group, Inc. Class A                                     11,000            312,070
   Fedders Corp.                                                         14,210             63,092
 # Federal Signal Corp.                                                  19,300            343,733
 * FEI Co.                                                               19,500            486,525
   Ferro Corp.                                                           16,600            424,960
   FFLC Bancorp                                                           1,048             26,651
 * FFP Marketing Co., Inc.                                                  600                108
*# Fiberstars, Inc.                                                       6,500             55,438
   Fidelity Bancorp, Inc. PA                                                266              5,679
   Fidelity Bankshares, Inc.                                             10,683            361,513
   Fidelity National Financial, Inc.                                        930             34,959
   Fidelity Southern Corp.                                                1,600             21,600
 * Filenet Corp.                                                         18,800            514,180
 * Financial Federal Corp.                                               13,000            406,120
 * Financial Industries Corp.                                            10,541            120,694
 * Findwhat.Com                                                          10,800            250,128
 * Finisar Corp.                                                        162,100            322,579
 * Finish Line, Inc. Class A                                             16,700            556,110
 * Finlay Enterprises, Inc.                                               9,700            189,926
 * Firebrand Financial Group, Inc.                                        1,700                 61
   First Albany Companies, Inc.                                           4,983             52,172
   First American Financial Corp.                                         7,600            197,296
 * First Aviation Services, Inc.                                          1,600              7,776
   First Bancorp                                                            872             26,596
 * First Cash Financial Services, Inc.                                   16,800            346,080
   First Charter Corp.                                                   11,900            249,186
   First Commonwealth Financial Corp.                                    23,852            317,470
   First Community Bancorp                                                5,359            194,532
   First Community Bancshares, Inc.                                       6,002            162,054
 * First Consulting Group, Inc.                                          30,600            159,732
   First Defiance Financial Corp.                                           700             17,514
   First Federal Bancshares of Arkansas,
     Inc.                                                                 2,400             48,480
   First Federal Bankshares, Inc.                                           200              4,400
   First Federal Capital Corp.                                           12,998            352,766
   First Federal Financial Corp. of
     Kentucky                                                               220              4,961
   First Financial Bancorp                                               17,662            300,784
   First Financial Bankshares, Inc.                                       2,500            101,375
   First Financial Corp.                                                  1,800   $         52,236
   First Financial Holdings, Inc.                                         7,700            227,150
 * First Health Group Corp.                                              25,600            386,560
 * First Horizon Pharmaceutical Corp.                                    33,400            592,015
   First Indiana Corp.                                                    7,100            140,083
 * First Investors Financial Services
     Group, Inc.                                                            400              2,188
   First Keystone Financial, Inc.                                           200              5,400
 * First Mariner Bank Corp.                                               2,200             39,226
   First Merchants Corp.                                                  7,562            181,715
   First Midwest Financial, Inc.                                            600             13,440
   First Mutual Bancshares, Inc.                                            292              6,771
   First National Bankshares of Florida                                      49                954
   First Niagara Financial Group, Inc.                                   33,111            412,232
   First Oak Brook Bancshares, Inc.
     Class A                                                              6,450            187,050
   First PacTrust Bancorp, Inc.                                           1,300             28,015
   First Place Financial Corp.                                            6,945            114,176
   First Republic Bank                                                   11,850            483,006
   First SecurityFed Financial, Inc.                                      1,000             35,350
   First Sentinel Bancorp, Inc.                                          17,300            361,224
   First State Bancorporation                                             4,103            130,188
   First United Corp.                                                       800             16,768
   First West Virginia Bancorp, Inc.                                        400              9,140
   First Years, Inc.                                                     12,900            216,075
   FirstBank NW Corp.                                                       545             14,306
 * FirstCity Financial Corp.                                              7,942             61,948
 * FirstFed Financial Corp.                                              12,000            495,480
 * Fischer Imaging Corp.                                                    900              2,655
   Flag Financial Corp.                                                   1,600             20,000
   Flagstar Bancorp, Inc.                                                27,450            591,822
 * Flanders Corp.                                                        30,900            220,935
 * Fleetwood Enterprises, Inc.                                           33,100            443,540
   Flexsteel Industries, Inc.                                             1,200             25,944
 * Flight Safety Technologies, Inc.                                       3,200              5,248
 * Flir Systems, Inc.                                                    13,000            639,600
 * Florida Banks, Inc.                                                      200              4,192
   Florida East Coast Industries, Inc.                                   18,200            658,476
   Florida Public Utilities Co.                                             666             12,654
   Florida Rock Industries, Inc.                                         20,925            831,769
 * Flow International Corp.                                               9,200             25,760
   Flowers Foods, Inc.                                                   24,150            564,385
 * Flowserve Corp.                                                       44,100            923,895
   Flushing Financial Corp.                                              13,350            233,758
 * FMC Corp.                                                             24,800          1,006,136
   FNB Corp.                                                              1,400             27,160
   FNB Corp.                                                                439             12,424
   FNB Financial Services Corp.                                           1,375             25,437
*# Foamex International, Inc.                                            15,368             69,002
 * Foodarama Supermarkets, Inc.                                             100              4,025
   Foothill Independent Bancorp                                           1,746             35,636
*# Footstar, Inc.                                                        12,300             53,505
 * Forest Oil Corp.                                                      33,430            832,407
 * Forgent Networks, Inc.                                                29,200             37,376
 * Forrester Research, Inc.                                              19,603            359,127
 * Forward Air Corp., Inc.                                                8,950            276,107
 * Fossil, Inc.                                                          36,225            860,706
 * Foster (L.B.) Co. Class A                                                200              1,560
*# Foster Wheeler, Ltd.                                                   1,200              1,416
 * Foundry Networks, Inc.                                                80,200            989,668
*# FPIC Insurance Group, Inc.                                            12,074            325,998

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Frankfort Tower Industries, Inc.                                       3,400   $             17
   Franklin Bancorp, Inc.                                                   300              5,970
 * Franklin Covey Co.                                                     2,700              6,615
   Franklin Electric Co., Inc.                                            2,000            127,200
 * Franklin Electronic Publishers, Inc.                                   1,300              5,564
   Fred's, Inc.                                                          18,787            394,903
 * FreeMarkets, Inc.                                                     41,000            279,620
   Fremont General Corp.                                                 38,600            866,570
   Frequency Electronics, Inc.                                            1,500             21,060
   Fresh Brands, Inc.                                                     1,200              9,913
 * Fresh Choice, Inc.                                                     2,500              4,150
 * Friede Goldman Halter, Inc.                                               17                  0
   Friedmans, Inc. Class A                                               20,800             65,728
 * Friendly Ice Cream Corp.                                               2,000             26,360
   Frisch's Restaurants, Inc.                                             1,100             31,405
 * Frontier Airlines, Inc.                                               30,800            286,440
   Frontier Oil Corp.                                                    13,700            270,849
 * Frozen Food Express Industries,
     Inc.                                                                13,900             95,215
   FSF Financial Corp.                                                      500             17,300
 * FSI International, Inc.                                               36,700            252,863
 * FTI Consulting, Inc.                                                  28,250            473,187
*# FuelCell Energy, Inc.                                                 39,600            628,452
   Fuller (H.B.) Co.                                                     14,000            375,060
   Fulton Financial Corp.                                                 1,772             36,760
   Furniture Brands International, Inc.                                  13,400            345,318
   G & K Services, Inc. Class A                                          14,048            552,789
 * G-III Apparel Group, Ltd.                                              1,800             16,227
   GA Financial, Inc.                                                     1,100             38,522
   Gabelli Asset Management, Inc.                                         3,200            134,144
 * Gaiam, Inc.                                                            6,400             38,912
 * Galaxy Nutritional Foods, Inc.                                         1,600              3,120
*# Galyan's Trading Co.                                                  19,890            199,894
 * GameStop Corp.                                                        14,800            231,176
   GameTech International, Inc.                                           5,100             23,001
 * Gardner Denver Machinery, Inc.                                        18,000            471,420
 * Gartner Group, Inc.                                                   41,800            512,050
 * Gateway, Inc.                                                        198,600            804,330
   GATX Corp.                                                            11,600            279,676
 * Gaylord Entertainment Co.                                             33,150            953,062
 * Gehl Co.                                                               4,705             79,938
 * Genaissance Pharmaceuticals, Inc.                                     18,800             81,949
   Gencorp, Inc.                                                         38,400            436,224
 * Gene Logic, Inc.                                                      37,000            145,780
 * Genecor International, Inc.                                           31,200            468,624
 * Genelabs Technologies, Inc.                                           39,000            101,400
 * General Binding Corp.                                                  5,500             73,865
 * General Cable Corp.                                                   33,300            266,733
 * General Communications, Inc.
     Class A                                                             49,700            394,121
 * General DataComm Industries, Inc.                                        180                 63
   General Electric Co.                                                     696             21,660
 * Genesco, Inc.                                                         18,000            451,800
 * Genesee & Wyoming, Inc.                                               19,248            440,009
 * Genesee Corp. Class B                                                    100                382
 * Genesis HealthCare Corp.                                              11,450            296,440
 * Genesis Microchip, Inc.                                               14,189            229,152
 * Genlyte Group, Inc.                                                    9,200            540,684
 * Genta, Inc.                                                           21,980             50,554
 * Gentiva Health Services, Inc.                                            850             13,498
*# Genus, Inc.                                                           33,500             87,066
 * GenVec, Inc.                                                          39,170   $        123,777
   Georgia Gulf Corp.                                                    32,100          1,085,622
 * Gerber Scientific, Inc.                                               25,800            160,992
 * Geron Corp.                                                           22,400            165,088
 * Getty Images, Inc.                                                    25,800          1,452,540
   Gevity HR, Inc.                                                        9,800            256,858
 * Giant Industries, Inc.                                                13,200            247,104
   Gibraltar Steel Corp.                                                  5,500            159,225
 * Giga-Tronics, Inc.                                                       200                318
 * GK Intelligent Systems, Inc.                                             140                  6
   Glacier Bancorp, Inc.                                                  8,650            228,533
   Glatfelter (P.H.) Co.                                                 19,300            236,232
 * Glenayre Technologies, Inc.                                           63,740            161,262
 * Global e-Point, Inc.                                                      18                 71
 * Global Imaging Systems, Inc.                                          13,800            467,268
 * Global Payment Technologies, Inc.                                      2,400              8,808
 * Global Power Equipment Group, Inc.                                    44,100            292,383
 * Globecomm Systems, Inc.                                                7,900             46,294
*# Glowpoint, Inc.                                                       28,000             60,760
   Gold Banc Corp.                                                       24,900            407,862
 * Golden State Vintners, Inc.                                            1,000              8,170
 * Goodrich Petroleum Corp.                                              17,300            142,725
*# Goodyear Tire & Rubber Co.                                           140,900          1,225,830
   Goody's Family Clothing, Inc.                                         34,000            405,960
*# GoRemote Internet Communications,
     Inc.                                                                17,000             34,000
   Gorman-Rupp Co.                                                        2,100             55,650
 * GP Strategies Corp.                                                   10,800             81,000
   Graco, Inc.                                                           30,712            859,322
 * Graftech International, Ltd.                                          21,400            203,300
   Graham Corp.                                                             300              3,300
   Granite Construction, Inc.                                            16,650            314,685
 * Graphic Packaging Corp.                                               60,000            387,600
   Gray Television, Inc.                                                 18,980            267,428
   Gray Television, Inc. Class A                                            200              2,560
   Great American Financial Resources,
     Inc.                                                                 8,200            125,050
 * Great Atlantic & Pacific Tea Co., Inc.                                43,300            300,069
   Great Lakes Chemical Corp.                                            12,000            297,360
   Great Southern Bancorp, Inc.                                           1,000             55,720
 * Greater Atlantic Financial Corp.                                       1,300              8,580
   Greater Bay Bancorp                                                   17,674            507,421
   Greater Communications Bancorp                                         2,100             29,505
 * Green Mountain Coffee, Inc.                                            6,100            122,671
   Green Mountain Power Corp.                                             2,100             53,991
 * Greenbrier Companies, Inc.                                             3,100             53,413
   Grey Global Group, Inc.                                                  300            226,500
 * Grey Wolf, Inc.                                                      144,700            528,155
 * Griffin Land & Nurseries, Inc. Class A                                 1,200             30,354
 * Griffon Corp.                                                         20,880            486,086
 * Group 1 Automotive, Inc.                                              15,900            510,390
 * Group 1 Software, Inc.                                                 3,200             73,152
 * Grubb & Ellis Co.                                                      5,100              5,151
   GS Financial Corp.                                                       400              7,580
 * GSE Systems, Inc.                                                      1,000              1,720
 * GSI Commerce, Inc.                                                    27,390            224,598
*# GSV, Inc.                                                                380                 46
 * GTC Biotherapeutics, Inc.                                             37,038             60,742
 # Gtech Holdings, Inc.                                                  34,600          1,946,942
 * GTSI Corp.                                                             9,887            117,853
   Guaranty Bancshares, Inc.                                                400              7,650

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Guaranty Federal Bancshares, Inc.                                        900   $         17,730
 * Guess, Inc.                                                           36,800            566,720
*# Guilford Pharmaceuticals, Inc.                                        36,000            223,200
 * Guitar Center, Inc.                                                   13,900            596,310
   Gulf Island Fabrication, Inc.                                         13,941            264,879
 * Gulfmark Offshore, Inc.                                               17,200            231,340
 * Gymboree Corp.                                                        27,900            407,061
 * Ha-Lo Industries, Inc.                                                16,600                 23
 * Haemonetics Corp.                                                     17,000            462,400
   Haggar Corp.                                                           2,000             40,320
 * Hain Celestial Group, Inc.                                            22,051            390,303
 * Hall Kinion Associates, Inc.                                          11,100             45,954
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                              1,600             15,040
 * Hampshire Group, Ltd.                                                  1,000             28,980
   Hancock Fabrics, Inc.                                                 10,600            123,172
   Hancock Holding Co.                                                   11,162            306,732
   Handleman Co.                                                         27,170            608,608
 * Hanger Orthopedic Group, Inc.                                         21,600            356,400
   Hanmi Financial Corp.                                                  4,100            108,035
 * Hanover Compressor Co.                                                62,900            658,563
   Harbor Florida Bancshares, Inc.                                       22,100            620,347
   Hardinge, Inc.                                                         1,400             16,660
   Harland (John H.) Co.                                                 30,800            933,240
   Harleysville Group, Inc.                                               9,000            170,010
   Harleysville National Corp.                                            8,511            212,349
   Harman International Industries, Inc.                                 28,800          2,308,032
 * Harmonic, Inc.                                                        37,700            240,903
 * Harris Interactive, Inc.                                              53,400            397,296
   Harsco Corp.                                                          13,100            568,671
 * Hartmarx Corp.                                                         5,800             34,974
 * Harvard Bioscience, Inc.                                              38,600            181,420
 * Harvest Natural Resources, Inc.                                       36,684            465,887
 * Hastings Entertainment, Inc.                                           6,300             49,008
 * Hauppauge Digital, Inc.                                                2,700             17,175
*# Hawaiian Holdings, Inc.                                                1,000              4,850
 * Hawk Corp.                                                             3,500             18,287
   Hawkins, Inc.                                                          3,200             38,432
 * Hawthorne Financial Corp.                                             11,300            398,099
   HCC Insurance Holdings, Inc.                                          12,300            407,622
 * Headwaters, Inc.                                                      25,800            539,220
   Healthcare Services Group, Inc.                                        6,900            107,226
 * HealthExtras, Inc.                                                    32,900            501,725
   Heartland Express, Inc.                                               25,033            606,299
   Heartland Financial USA, Inc.                                          8,466            148,155
 * Hecla Mining Co.                                                      29,300            190,157
 * Hector Communications Corp.                                            1,700             34,000
   Heico Corp.                                                            7,197            105,868
   Heico Corp. Class A                                                    1,468             17,352
 * Heidrick & Struggles International,
     Inc.                                                                18,000            502,920
   Helix Technology Corp.                                                10,000            198,800
   Helmerich & Payne, Inc.                                               15,300            381,735
*# Hemispherx Biopharma, Inc.                                            25,300             87,791
 * Hercules, Inc.                                                        29,400            311,052
 * Heritage Commerce Corp.                                                4,700             66,693
   Heritage Financial Corp.                                               1,100             20,845
 * Herley Industries, Inc.                                               15,500            318,525
 * Hexcel Corp.                                                          18,400            156,400
   HF Financial Corp.                                                       770             11,419
 * Hi-Shear Technology Corp.                                              2,200              6,908
 * Hi-Tech Pharmacal, Inc.                                                9,550   $        177,534
 * Hibbett Sporting Goods, Inc.                                          15,712            408,198
   Hilb Rogal Hamilton Co.                                               14,700            522,879
 * Hines Horticulture, Inc.                                               7,200             31,248
   HMN Financial, Inc.                                                    3,600             90,468
 * HMS Holdings Corp.                                                    24,300            131,220
 * Hoenig Group Escrow Shares                                             3,200                736
 * Holiday RV Superstores, Inc.                                              10                  0
   Hollinger International, Inc. Class A                                  9,100            160,160
 * Hollis-Eden Pharmaceuticals, Inc.                                     11,500            118,335
   Holly Corp.                                                           10,000            347,500
 * Hollywood Entertainment Corp.                                         32,000            424,960
 * Hollywood Media Corp.                                                 23,613             76,978
 * Hologic, Inc.                                                         19,800            407,088
   Home Federal Bancorp                                                     900             23,985
 * Home Products International, Inc.                                        600                774
 * HomeStore, Inc.                                                       31,800            132,606
   Hooper Holmes, Inc.                                                   41,000            229,600
   HopFed Bancorp, Inc.                                                     500              8,670
   Horace Mann Educators Corp.                                            9,900            167,607
   Horizon Financial Corp.                                                4,337             79,888
 * Horizon Health Corp.                                                   4,800            110,400
 * Horizon Offshore, Inc.                                                31,100             37,942
   Horton (D.R.), Inc.                                                      936             27,050
 * Hot Topic, Inc.                                                       22,725            491,087
 * Houston Exploration Co.                                               23,347          1,103,379
 * Hovnanian Enterprises, Inc. Class A                                   14,100            497,730
 * Hub Group, Inc. Class A                                                3,000             98,160
 * Hudson Highland Group, Inc.                                            2,205             61,189
   Hudson River Bancorp, Inc.                                            17,200            299,796
 * Hudson Technologies, Inc.                                              1,300              1,404
 * Huffy Corp.                                                           18,700             21,692
   Hughes Supply, Inc.                                                   11,800            637,200
 * Human Genome Sciences, Inc.                                           20,500            222,835
   Humboldt Bancorp                                                       6,700            125,089
 # Hunt (J.B.) Transport Services, Inc.                                  41,400          1,355,436
 * Hurco Companies, Inc.                                                  1,200             16,188
 * Hutchinson Technology, Inc.                                           17,500            462,175
 * Huttig Building Products, Inc.                                         4,000             33,000
 * Hycor Biomedical, Inc.                                                 3,400             17,850
 * Hydril Co.                                                            11,700            336,492
 * Hypercom Corp.                                                        55,800            374,976
 * HyperFeed Technologies, Inc.                                             220                832
 * Hyperion Solutions Corp                                               22,570            894,675
*# Hythiam, Inc.                                                          2,300              9,200
 * I-Flow Corp.                                                           9,000            121,770
*# I-Sector Corporation                                                   2,600             22,360
 * I-Trax Inc                                                             8,500             28,475
   Iberiabank Corp.                                                       3,900            228,423
 * Ibis Technology Corp.                                                 12,300             94,710
 * ICOS Corp.                                                             1,000             28,120
 * ICT Group, Inc.                                                       11,900            136,136
 * ICU Medical, Inc.                                                     10,950            364,744
   Idacorp, Inc.                                                          9,100            236,600
 * Identix, Inc.                                                         83,121            602,627
   Idex Corp.                                                            13,200            629,640
 * IDEXX Laboratories, Inc.                                              19,600          1,288,504
 * IDT Corp.                                                             25,500            448,545
 * IDT Corp. Class B                                                     13,100            235,800
 * IDX Systems Corp.                                                     14,200            413,646
 * iGate Capital Corp.                                                   49,900            222,554

                                                                         SHARES             VALUE+
                                                                         ------             ------
   IHOP Corp.                                                            11,500   $        414,000
 * II-VI, Inc.                                                           11,600            299,048
   Ikon Office Solutions, Inc.                                           35,300            389,006
 * ILEX Oncology, Inc.                                                    8,975            207,771
 * Illumina, Inc.                                                        37,200            235,848
   ILX Resorts, Inc.                                                        400              4,028
 * Image Entertainment, Inc.                                             21,500             74,175
*# ImageWare Systems, Inc.                                                2,100              5,859
   Imation Corp.                                                         18,800            773,808
 # IMC Global, Inc.                                                      75,468            939,577
 * IMCO Recycling, Inc.                                                  20,800            262,080
 * Immersion Corp.                                                       12,800             54,912
*# Immtech International, Inc.                                            5,700             81,225
 * Immucor, Inc.                                                         13,175            409,479
 * ImmunoGen, Inc.                                                       47,935            383,959
 * Immunomedics, Inc.                                                    26,800            162,408
 * IMPAC Medical Systems, Inc.                                            5,300             61,904
*# Impath, Inc.                                                          14,800             83,620
 * Impax Laboratoroes, Inc.                                              16,100            356,615
 * Impco Technologies, Inc.                                              21,600            123,768
 * Imperial Sugar Co.                                                    10,700            126,367
 * Implant Sciences Corp.                                                 4,700             65,236
 * Incyte Genomics, Inc.                                                 71,100            509,787
   Independence Community Bank Corp.                                     35,071          1,315,864
   Independence Holding Co.                                                 880             28,908
   Independent Bank Corp. MA                                              8,300            220,116
   Independent Bank Corp. MI                                              9,505            240,762
 * Indevus Pharmaceuticals, Inc.                                         23,600            196,588
 * Indus International, Inc.                                             11,800             30,090
 * Industrial Distribution Group, Inc.                                    8,700             63,075
 * Inet Technologies, Inc.                                               42,200            376,002
   Infinity Property & Casualty Corp.                                     5,100            159,120
 * Infinity, Inc.                                                         7,500             27,375
*# Infocrossing, Inc.                                                     9,001            118,813
 * InFocus Corp.                                                         44,153            355,873
 * Infonet Services Corp.                                                55,100             94,772
 * Informatica Corp.                                                     40,800            316,608
 * Information Holdings, Inc.                                            20,570            549,630
 * Inforte Corp.                                                         13,300            143,906
 * InfoSpace, Inc.                                                       27,400          1,002,292
 * infoUSA, Inc.                                                         48,200            433,800
   Ingles Market, Inc. Class A                                            3,600             38,160
 * Inkine Pharmaceutical Co., Inc.                                       16,800             69,048
 * Innodata Corp.                                                        15,900             61,215
 * Innotrac Corp.                                                         5,600             51,800
 * Innovative Solutions & Support, Inc.                                  13,200            263,749
 * Innovex, Inc.                                                         19,200            103,488
 * Input/Output, Inc.                                                    47,600            328,440
 * Insight Communications Co., Inc.                                      31,721            303,253
 * Insight Enterprises, Inc.                                             32,500            596,700
 * Insignia Systems, Inc.                                                11,100             14,763
 * Insituform Technologies, Inc. Class A                                 26,300            402,390
 * Insmed, Inc.                                                          28,100             64,602
 * Inspire Pharmaceuticals, Inc.                                         21,400            366,582
 * Insurance Auto Auctions, Inc.                                         14,771            241,654
 * InsWeb Corp.                                                             666              3,163
   Integra Bank Corp.                                                     7,600            159,524
*# Integra Lifesciences Corp.                                            12,500            400,875
   Integral Systems, Inc.                                                 4,700             82,579
 * IntegraMed America, Inc.                                               1,300              9,464
*# Integrated Bio                                                         6,200             86,180
 * Integrated Circuit Systems, Inc.                                       4,600   $        126,316
 * Integrated Device Technology, Inc.                                    66,128            964,146
 * Integrated Electrical Services, Inc.                                  40,500            364,500
 * Integrated Information Systems, Inc.                                     120                 15
 * Integrated Silicon Solution, Inc.                                     26,193            416,469
 * Integrated Telecom Express, Inc.                                         100                  0
 * Integrity Media, Inc.                                                  1,400              8,904
 * Intelli-Check, Inc.                                                    5,500             41,195
 * Intellidata Technologies Corp.                                        42,400             32,224
 * Intelligent Systems Corp.                                                700              1,295
 * Intelligroup, Inc.                                                    14,400             56,736
*# Intellisync Corp.                                                     28,200             71,346
   Inter Parfums, Inc.                                                    6,650            167,380
 * Interactive Data Corp.                                                45,600            772,920
 * Interactive Intelligence, Inc.                                         9,500             53,675
 * InterCept Group, Inc.                                                 21,700            323,113
   Interchange Financial Services Corp.                                   2,658             61,001
 * Interdigital Communications Corp.                                     29,700            503,712
 * Interep National Radio Sales, Inc.                                     1,400              2,730
 * Interface, Inc. Class A                                               45,665            319,655
 * Intergraph Corp.                                                      32,700            822,078
 * Interland, Inc.                                                       17,925             52,162
 * Interlink Electronics, Inc.                                            5,850             58,792
 * Intermagnetics General Corp.                                          15,452            455,370
   Intermet Corp.                                                         5,400             22,194
 * InterMune, Inc.                                                       10,400            147,784
 * International Microcomputer Software,
     Inc.                                                                   300                390
 * International Multifoods Corp.                                        19,700            491,712
 * International Shipholding Corp.                                        1,200             17,046
*# Internet Commerce Corp.                                                1,100              1,529
 * Internet Security Systems, Inc.                                       37,500            593,250
*# Interpharm Holdings, Inc.                                             13,600             43,792
 * Interphase Corp.                                                       3,200             30,397
   Interpool, Inc.                                                        6,900            116,438
 * Interpore International, Inc.                                         19,300            278,499
   Intersil Corp.                                                         8,024            170,510
   Interstate Bakeries Corp.                                             20,300            213,150
 * Interstate Hotels & Resorts, Inc.                                     30,600            163,710
   Inter-Tel, Inc.                                                       12,400            306,032
 * Intervoice, Inc.                                                      30,500            427,305
 * Interwoven, Inc.                                                      39,977            368,588
 * Intest Corp.                                                           4,400             25,300
 * Intevac, Inc.                                                          4,400             39,600
 * IntraBiotics Pharmaceuticals, Inc.                                     4,300             61,189
 * Intrado, Inc.                                                         15,000            249,300
 * Intraware, Inc.                                                        5,400             10,746
 * Introgen Therapeutics, Inc.                                           23,200            152,633
*# Intrusion, Inc.                                                        1,600              3,166
 * Intuitive Surgical, Inc.                                              23,474            388,260
   Invacare Corp.                                                        21,100            875,017
 * Inveresk Resh                                                         15,800            475,264
 * Inverness Medical Innovations, Inc.                                    3,318             64,336
 * Investment Technology Group, Inc.                                        500              6,825
 * Invision Technologies, Inc.                                           17,000            847,450
 * Iomed, Inc.                                                            4,000             11,720
   Iomega Corp.                                                          56,400            272,976
 * Ionics, Inc.                                                          19,700            497,622
*# IPIX Corp.                                                             4,300             36,077
 * Iridex Corp.                                                           2,700             18,765
*# IRIS International, Inc.                                               9,900             83,041

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Irwin Financial Corp.                                                 13,600   $        346,120
   Isco, Inc.                                                             1,100             17,522
 * Isis Pharmaceuticals, Inc.                                            37,400            241,604
*# Island Pacific, Inc.                                                  27,500             21,725
 * Isle of Capri Casinos, Inc.                                           26,900            521,322
 * Isolagen Inc                                                           8,900             78,498
 * ITLA Capital Corp.                                                     2,300             92,230
 * Itron, Inc.                                                           19,800            408,672
 * ITT Educational Services, Inc.                                        21,600            883,656
 * ITXC Corp.                                                            21,400             50,504
 * iVillage, Inc.                                                        17,500            120,575
 * Ixia                                                                  52,100            488,177
 * IXYS Corp.                                                            30,194            282,314
 * J & J Snack Foods Corp.                                                8,700            345,912
 * J Net Enterprises, Inc.                                                2,900              4,350
 * J. Alexander's Corp.                                                   5,100             36,465
 * J. Jill Group, Inc.                                                   17,550            358,547
   J. M. Smucker Co.                                                      7,182            351,200
 * j2 Global Communication, Inc.                                         16,300            403,751
 * Jack in the Box, Inc.                                                 26,800            749,596
 * Jaco Electronics, Inc.                                                   550              2,740
 * Jacuzzi Brands, Inc.                                                  74,200            633,668
 * Jakks Pacific, Inc.                                                   27,600            490,728
 * Jarden Corp.                                                          11,100            388,500
 * JDA Software Group, Inc.                                              28,600            361,790
   Jefferies Group, Inc.                                                 24,600            805,158
   JLG Industries, Inc.                                                  38,400            484,608
 * Jo-Ann Stores, Inc.                                                    2,100             60,123
 * Johnson Outdoors, Inc.                                                 2,900             55,303
 * Jones Lang LaSalle, Inc.                                              22,500            567,450
 * Jos. A. Bank Clothiers, Inc.                                           9,750            317,753
 * Journal Register Co.                                                  11,300            219,220
   Joy Global, Inc.                                                      31,700            871,750
 * JPS Industries, Inc.                                                   1,800              4,466
 * Jupitermedia Corp.                                                    21,600            222,480
   K Swiss, Inc. Class A                                                 18,000            360,000
 * K-Tron International, Inc.                                               600             12,804
 * K-V Pharmaceutical Co. Class A                                        13,600            346,800
 * K-V Pharmaceutical Co. Class B                                         7,725            210,893
 * K2, Inc.                                                              33,247            489,396
 * Kadant, Inc.                                                          15,092            305,311
 * Kaiser Aluminum Corp.                                                  1,500                 53
   Kaman Corp. Class A                                                   10,500            123,690
 * Kansas City Southern Industries, Inc.                                 49,200            639,600
 * Katy Industries, Inc.                                                    400              2,340
   Kaydon Corp.                                                          10,500            281,715
   KB Home Corp.                                                         10,600            698,328
 * KCS Energy, Inc.                                                      27,800            347,778
 * Keane, Inc.                                                           48,124            690,579
 * Keith Companies, Inc.                                                  8,600            120,572
   Keithley Instruments, Inc.                                             6,900            149,109
   Kellwood Co.                                                          11,713            476,719
   Kelly Services, Inc.                                                  14,300            396,682
   Kelly Services, Inc.                                                     200              5,700
 * Kemet Corp.                                                           71,416            867,704
 * Kendle International, Inc.                                            16,000            120,000
   Kennametal, Inc.                                                       8,700            370,620
 * Kennedy-Wilson, Inc.                                                   2,800             19,040
 * Kensey Nash Corp.                                                      9,500            303,430
   Kewaunee Scientific Corp.                                                300              3,230
 * Key Energy Group, Inc.                                                93,200            902,176
 * Key Technology, Inc.                                                     900   $         11,790
 * Key Tronic Corp.                                                         800              2,864
 * Keynote Systems, Inc.                                                 11,900            155,295
 * Keystone Automotive Industries, Inc.                                  13,600            374,000
 * Kforce, Inc.                                                          41,703            381,999
 * KFX, Inc.                                                             31,700            280,545
   Kimball International, Inc. Class B                                    6,300             87,192
 * Kindred Healthcare, Inc.                                              31,600            784,944
 * Kirby Corp.                                                           17,000            601,800
 * Kirklands, Inc.                                                       13,000            152,750
 * Knight Trading Group, Inc.                                            72,200            827,412
 * Knight Transportation, Inc.                                           18,425            449,202
 * Koala Corp.                                                            1,800                702
 * Komag Inc                                                             21,500            311,750
 * Kontron Mobile Computing, Inc.                                         1,800                702
 * Kopin Corp.                                                           58,225            315,580
 * Korn/Ferry International                                              38,400            533,376
 * Kos Pharmaceuticals, Inc.                                             10,000            332,700
 * Kosan Biosciences, Inc.                                               26,800            291,048
   Koss Corp.                                                             1,000             20,960
*# Krispy Kreme Doughnuts, Inc.                                          18,400            395,048
 * Kroll, Inc.                                                           29,413          1,074,751
   Kronos Worldwide, Inc.                                                 1,620             50,220
 * Kronos, Inc.                                                          13,837            573,959
 * Kulicke & Soffa Industries, Inc.                                      50,300            576,941
 * KVH Industries, Inc.                                                   7,200             97,128
 * Kyphon, Inc.                                                          10,400            254,696
 * La Jolla Pharmceutical Co.                                            55,300            149,310
   La-Z-Boy, Inc.                                                        21,116            389,590
 * LaBarge, Inc.                                                         16,300            123,880
 * LabOne, Inc.                                                           8,500            264,435
 * Labor Ready, Inc.                                                     37,800            460,026
   Laclede Group, Inc.                                                    8,300            226,092
 * LaCrosse Footwear, Inc.                                                2,500             19,650
   Ladish Co., Inc.                                                      17,600            153,120
   Lakeland Bancorp, Inc.                                                    89              1,402
 * Lakeland Industries, Inc.                                                726             15,791
 * Lakes Entertainment, Inc.                                              8,400            103,824
 * Lamson & Sessions Co.                                                 18,600            140,430
   Lancaster Colony Corp.                                                13,160            526,795
   Lance, Inc.                                                           29,600            451,400
 * Lancer Corp.                                                           2,700             17,280
   Landamerica Financial Group, Inc.                                      8,900            355,021
   Landauer, Inc.                                                         3,500            143,535
 * Landec Corp.                                                          20,384            144,523
   Landmark Bancorp, Inc.                                                   115              3,422
   Landry's Restaurants, Inc.                                            15,050            451,500
*# Landstar Systems, Inc.                                                29,852          1,451,404
 * Lannet Co., Inc.                                                      10,100            171,195
*# Large Scale Biology Corp.                                              2,700              4,158
 * Laserscope                                                            11,000            315,370
 * Lattice Semiconductor Corp.                                           86,200            673,222
 * Laureate Education, Inc.                                              27,000            991,440
   Lawson Products, Inc.                                                  2,500             87,875
 * Lawson Software, Inc.                                                 51,900            372,123
 * Layne Christensen Co.                                                  4,700             79,242
 * Lazare Kaplan International, Inc.                                        200              1,760
 * LCA-Vision, Inc.                                                      11,600            278,400
 * LCC International, Inc. Class A                                       19,100             79,074
 * Learning Tree International, Inc.                                     11,247            161,394
 * Leather Factory, Inc.                                                  4,500             21,150

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lecroy Corp.                                                          11,700   $        215,631
   Lennox International, Inc.                                            36,600            603,168
 * Lesco, Inc.                                                            9,100            117,663
 * Level 8 Systems, Inc.                                                    100                 27
 * Levitt Corp. Series A                                                     37                889
 * Lexar Media, Inc.                                                     25,200            238,392
 * Lexicon Genetics, Inc.                                                52,500            368,025
   Libbey, Inc.                                                           7,600            193,876
   Liberty Corp.                                                          6,600            307,230
   Liberty Homes, Inc. Class B                                              100                600
 * Lifecell Corp.                                                        14,900            152,278
 * Lifecore Biomedical, Inc.                                             16,600            116,200
 * Lifeline Systems, Inc.                                                 1,800             37,134
   Lifetime Hoan Corp.                                                    4,600             94,111
*# Lifeway Foods, Inc.                                                      400              4,820
*# Ligand Pharmaceuticals, Inc. Class B                                  19,400            396,536
 * Lightbridge, Inc.                                                     25,517            134,475
   Lilly (Eli) & Co.                                                      2,207            162,590
 * Lin TV Corp.                                                          20,500            465,350
   Lincoln Electric Holdings                                             16,300            505,300
   Lindsay Manufacturer Co.                                               7,400            169,460
 * Linens'n Things, Inc.                                                 31,100            944,507
 * Lionbridge Technologies, Inc.                                          9,600             75,168
*# Lipid Sciences, Inc.                                                  16,700             70,975
*# Liquidmetal Technologies, Inc.                                        40,600             50,750
   Lithia Motors, Inc. Class A                                            9,300            222,456
 * Littlefuse, Inc.                                                      11,500            454,940
 * LMI Aerospace, Inc.                                                    1,600              2,000
   LNR Property Corp.                                                    14,000            703,500
 * Local Financial Corp.                                                  4,900            106,771
 * Lodgenet Entertainment Corp.                                           8,100            160,137
 * LogicVision, Inc.                                                     16,600             49,617
 * Logility, Inc.                                                         1,700              7,565
 * Lojack Corp.                                                          13,200            105,600
   Lone Star Steakhouse & Saloon, Inc.                                   11,200            284,480
 * Lone Star Technologies, Inc.                                          26,700            537,204
   Longs Drug Stores Corp.                                               17,700            379,134
   Longview Fibre Co.                                                    40,500            516,780
 * LookSmart, Ltd.                                                       61,700            144,378
   Louisiana-Pacific Corp.                                               61,400          1,418,340
   Lowrance Electronics, Inc.                                             2,800             94,945
   LSB Corp.                                                              1,100             17,050
   LSI Industries, Inc.                                                  12,150            139,725
 * LTX Corp.                                                             36,049            383,922
 * Luby's, Inc.                                                          28,300            156,216
   Lufkin Industries, Inc.                                                4,300            130,075
 * Luminex Corp.                                                         18,500            184,445
 * Lydall, Inc.                                                          18,900            166,887
 * M & F Worldwide Corp.                                                 18,800            244,400
   M/I Schottenstein Homes, Inc.                                         10,000            424,700
   MacDermid, Inc.                                                       19,000            592,040
 * Mac-Gray Corp.                                                         5,200             33,332
 * Macromedia, Inc.                                                      31,440            817,440
 * Macrovision Corp.                                                     25,500            593,895
 * Madden (Steven), Ltd.                                                 13,200            254,892
   MAF Bancorp, Inc.                                                     28,320          1,247,496
 * Magma Design Automation, Inc.                                          8,800            168,080
*# Magna Entertainment Corp.                                              8,800             45,936
 * Magnetek, Inc.                                                        34,100            266,321
 * Magnum Hunter Resources, Inc.                                         56,400            567,948
 * Main Street & Main, Inc.                                              12,000             24,600
   Main Street Banks, Inc.                                               10,525   $        278,492
 * MAIR Holdings, Inc.                                                   26,200            209,600
 * Management Network Group, Inc.                                        24,620             57,857
 * Manchester Technologies, Inc.                                            900              3,401
   Mandalay Resort Group                                                  3,700            202,945
 * Manhattan Associates, Inc.                                            12,500            356,250
   Manitowoc Co., Inc.                                                   11,500            365,125
 # Mannatech, Inc.                                                       10,200            103,632
*# Manning (Greg) Auctions, Inc.                                          4,900             65,023
 # Manpower, Inc.                                                         8,813            420,821
 * Manugistic Group, Inc.                                                70,600            314,170
 * Mapics, Inc.                                                          14,700            146,265
 * Mapinfo Corp.                                                         20,775            207,750
 * Marimba, Inc.                                                         29,100            238,038
   Marine Products Corp.                                                  6,690            122,427
 * MarineMax, Inc.                                                       17,600            469,040
   Maritrans, Inc.                                                        1,700             24,905
 * MarketWatch.com, Inc.                                                 24,356            277,171
   MarkWest Hydrocarbon, Inc.                                             2,640             28,248
   Marsh Supermarkets, Inc. Class B                                         200              2,764
*# Martek Biosciences Corp.                                              17,600          1,125,872
*# Martha Stewart Living
     Omnimedia, Ltd.                                                     18,200            166,530
 * Marvel Enterprises, Inc.                                              15,600            316,680
   MASSBANK Corp.                                                           900             29,952
   Massey Energy Co.                                                     24,830            611,315
 * Mastec, Inc.                                                          44,408            189,622
 * Material Sciences Corp.                                               18,000            186,300
 * Matria Healthcare, Inc.                                               12,866            281,122
 * Matritech, Inc.                                                       18,900             22,113
 * Matrix Bancorp, Inc.                                                   2,700             32,130
 * Matrix Service Co.                                                    19,600            209,328
 * MatrixOne, Inc.                                                       46,600            318,278
*# Matrixx Initiatives, Inc.                                              8,800             75,768
   Matthews International Corp. Class A                                  13,400            423,440
 * Mattson Technology, Inc.                                              32,078            341,951
 * Maui Land & Pineapple Company,
     Inc.                                                                 7,700            252,329
 * Maverick Tube Corp.                                                   29,500            678,500
 * Max & Ermas Restaurants, Inc.                                            500              8,375
 * Maxco, Inc.                                                              300                990
   Maxcor Financial Group, Inc.                                           9,200            102,764
 * Maxicare Health Plans, Inc.                                              140                 17
*# Maxim Pharmaceuticals, Inc.                                           28,100            250,371
 * Maximus, Inc.                                                         13,600            488,784
 * Maxwell Shoe Company, Inc.                                            16,550            369,562
 * Maxwell Technologies, Inc.                                            14,000            222,460
 * Maxxam, Inc.                                                           3,900             98,475
 * Maxygen, Inc.                                                         33,599            337,334
   MB Financial, Inc.                                                    10,900            367,221
   MBT Financial Corp.                                                    9,372            164,010
 * McDATA Corp.                                                          45,600            216,600
   MCG Capital Corp.                                                     10,400            161,096
   McGrath Rent Corp.                                                     5,900            183,785
*# McMoran Exploration Co.                                                8,100            115,992
   McRae Industries, Inc. Class A                                         1,300             12,935
   MDC Holdings, Inc.                                                    15,918          1,024,005
 * Meade Instruments Corp.                                               23,600             75,520
 * Meadowbrook Insurance Group, Inc.                                     21,000            106,470
*# Medarex, Inc.                                                         63,500            531,495
 * MedCath Corp.                                                         20,146            406,949

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Med-Design Corp.                                                      13,900   $         29,051
   Media General, Inc. Class A                                           10,100            695,082
 * Media Services Group, Inc.                                                77                652
 * Mediacom Communications Corp.                                         42,000            340,200
 * Medical Action Industries, Inc.                                       12,500            220,125
 * Medical Staffing Network Holdings,
     Inc.                                                                30,400            200,336
   Medicis Pharmaceutical Corp.
     Class A                                                              3,000            126,960
 * Medifast, Inc.                                                         6,400             47,296
 * Medquist, Inc.                                                        30,859            380,491
 * MedSource Technologies, Inc.                                          33,006            229,722
 * MEDTOX Scientific, Inc.                                                3,456             35,251
 * Memberworks, Inc.                                                      7,600            217,512
 * MEMC Electronic Materials, Inc.                                       12,800            117,504
 * Mens Warehouse, Inc.                                                  27,801            725,328
 # Mentor Corp.                                                          23,400            749,970
 * Mentor Graphics Corp.                                                 36,100            577,239
   Mercantile Bank Corp.                                                  2,315             75,423
   Merchants Bancshares, Inc.                                             3,250             82,908
   Merchants Group, Inc.                                                  1,400             36,400
 * Mercury Air Group, Inc.                                                  800              4,800
 * Mercury Computer Systems, Inc.                                        17,010            381,534
 * Merge Technologies, Inc.                                              10,900            179,741
   Meridian Bioscience, Inc.                                              4,297             43,533
 * Meridian Resource Corp.                                               51,300            378,594
 * Merit Medical Systems, Inc.                                           15,811            229,418
 * Meritage Corp.                                                         9,200            627,348
 * Meritage Hospitality Group, Inc.                                       1,000              5,010
 * Merix Corp.                                                           16,950            181,365
 * Merrimac Industries, Inc.                                              1,300             12,025
 * Mesa Air Group, Inc.                                                  36,900            283,023
   Mesa Labs, Inc.                                                        4,800             47,616
 * Mestek, Inc.                                                           3,700             58,312
 * Meta Group, Inc.                                                       5,500             25,300
 * Metals USA, Inc.                                                      12,300            183,270
 * MetaSolv, Inc.                                                        35,156             99,140
   Methode Electronics, Inc. Class A                                     23,300            256,766
   Met-Pro Corp.                                                          2,133             31,782
*# Metris Companies, Inc.                                                64,700            488,485
 * Metro One Telecommunications, Inc.                                    19,566             32,675
   MetroCorp. Bancshares, Inc.                                            1,400             21,070
 * Metrologic Instruments, Inc.                                          11,700            173,394
 * Metromedia International Group, Inc.                                     500                175
 * Mexican Restaurants, Inc.                                                500              3,495
   MFB Corp.                                                                200              6,877
 * MFRI, Inc.                                                               300                896
   MGE Energy, Inc.                                                       8,240            250,002
 * MGI Pharma, Inc.                                                      11,200            720,272
 * Michael Anthony Jewelers, Inc.                                         1,800              2,565
   Michaels Stores, Inc.                                                 20,600          1,076,350
 * Micrel, Inc.                                                          38,300            565,691
 * Micro Component Technology, Inc.                                       5,400              7,398
 * Micro Linear Corp.                                                    12,900             77,787
 * MicroFinancial, Inc.                                                  12,600             36,540
 * Micromuse, Inc.                                                       38,000            224,960
 * Micros Systems, Inc.                                                  10,800            469,044
 * Microsemi Corp.                                                       46,200            565,488
 * MicroStrategy, Inc.                                                    1,600             76,816
 * Microtek Medical Holdings, Inc.                                       50,000            225,550
 * Micro-Therapeutics, Inc.                                              23,092            100,681
 * Microtune, Inc.                                                       46,900   $        160,398
 * Microvision, Inc.                                                     15,900            135,627
   Mid Penn Bancorp, Inc.                                                   210              5,754
 * Midas, Inc.                                                           19,400            371,510
   Middleby Corp.                                                         9,900            605,583
   Middlesex Water Co.                                                      666             13,094
   Midland Co.                                                            4,000            104,480
   Mid-State Bancshares                                                  13,200            296,208
*# Midway Games, Inc.                                                    46,800            507,312
   Midwest Banc Holdings, Inc.                                            8,650            197,999
 * Midwest Express Holdings, Inc.                                        19,618             77,491
 * Mikohn Gaming Corp.                                                    3,700             18,167
 * Milacron, Inc.                                                        36,500            163,520
*# Milestone Scientific, Inc.                                             4,900              9,310
 * Millennium Cell, Inc.                                                 20,900             45,980
   Millennium Chemicals, Inc.                                            44,800            760,704
 * Miller Industries, Inc.                                                8,500             77,435
 * Millerbuilding Systems Escrow
     Shares                                                                 500                150
 * MIM Corp.                                                             27,000            211,680
 * Mindspeed Technologies, Inc.                                          18,554             95,924
   Mine Safety Appliances Co.                                            14,800            442,076
   Minerals Technologies, Inc.                                           14,200            816,500
   Minuteman International, Inc.                                            200              2,600
 * MIPS Technologies, Inc.                                               34,391            238,674
 * Misonix, Inc.                                                          8,400             70,728
 * Mission Resources Corp.                                               39,800            214,124
   Missouri Bancorp, Inc.                                                   400              6,292
 * Mitcham Industries, Inc.                                               1,200              5,040
 * Mity Enterprises, Inc.                                                 2,400             43,800
 * MKS Instruments, Inc.                                                 32,081            749,412
 * Mobile Mini, Inc.                                                     15,200            324,064
 * Mobility Electronics, Inc.                                            19,600            162,288
 * Mobius Management Systems, Inc.                                        9,100             54,600
   Mocon, Inc.                                                            1,500             11,640
 * Modem Media, Inc.                                                      9,600             53,856
   Modine Manufacturing Co.                                              12,400            373,860
 * Mod-Pac Corp.                                                          1,350             11,354
 * Mod-Pac Corp. Class B                                                    168              1,413
 * Modtech Holdings, Inc.                                                17,400            121,800
 * Moldflow Corp.                                                        12,400            138,384
 * Molecular Devices Corp.                                               17,700            301,785
   Monaco Coach Corp.                                                    29,350            734,924
 * Monarch Casino and Resort, Inc.                                        2,500             35,325
 * Mondavi (Robert) Corp. Class A                                         8,700            302,934
 * Monolithic System Technology, Inc.                                    31,900            222,662
 * Monro Muffler Brake, Inc.                                              5,250            130,095
 * Monster Worldwide, Inc.                                               29,400            744,114
 * Monterey Pasta Co.                                                    18,200             65,520
 * Moog, Inc. Class A                                                    11,250            349,875
 * Moog, Inc. Class B                                                       300             10,763
 * Morgan Group Holding Co.                                               1,200                 90
 * Moscow CableCom Corp.                                                  1,000              7,399
 * Mossimo, Inc.                                                          2,300              8,625
 * Mother's Work, Inc.                                                    6,000            132,360
 * Motor Car Parts & Accessories, Inc.                                      200              1,700
   Movado Group, Inc.                                                     6,400            196,480
   Movie Gallery, Inc.                                                   20,400            379,236
 * MPS Group, Inc.                                                       90,000            997,200
 * MRO Software, Inc.                                                    27,500            392,975
 * MRV Communications, Inc.                                              90,300            240,198

                                                                         SHARES             VALUE+
                                                                         ------             ------
   MSC Industrial Direct Co., Inc.
     Class A                                                             10,900   $        315,010
 * MSC Software Corp.                                                    31,000            277,140
 * MTC Technologies, Inc.                                                 7,600            201,780
 * MTM Technologies, Inc.                                                 1,200              2,004
 * MTR Gaming Group, Inc.                                                23,500            218,785
   MTS Systems Corp.                                                     13,300            295,792
   Mueller Industries, Inc.                                              26,055            851,999
 * Multi Color Corp.                                                      3,075             48,032
*# Multimedia Games, Inc.                                                14,200            320,494
   Myers Industries, Inc.                                                16,155            218,254
 * Mykrolis Corp.                                                        36,900            597,780
 * Myriad Genetics, Inc.                                                 27,300            452,907
   Mystic Financial, Inc.                                                   210              6,009
 * Nabi Biopharmaceuticals                                               46,038            773,438
   Nacco Industries, Inc. Class A                                         3,800            337,212
 * Nanogen, Inc.                                                         23,900            162,759
 * Nanometrics, Inc.                                                     15,400            196,966
*# Nanophase Technologies Corp.                                          13,400             96,346
*# Napco Security Systems, Inc.                                           2,800             24,640
   Nara Bancorp, Inc.                                                     5,900            181,602
   Nash-Finch Co.                                                         5,200             97,760
 * Nashua Corp.                                                           1,400             12,922
 * Nassda Corp.                                                          27,136            143,007
*# Nastech Pharmaceutical Co., Inc.                                       8,000             95,440
 * NATCO Group, Inc. Class A                                             19,200            146,688
 * Nathans Famous, Inc.                                                   3,100             18,876
   National Beverage Corp.                                                7,800             73,866
   National City Corp.                                                    8,913            316,322
 * National Dentex Corp.                                                  2,600             79,053
   National Healthcare Corp.                                                300              7,890
 * National Home Health Care Corp.                                        3,097             31,280
 * National Medical Health Card
     Systems, Inc.                                                        5,300            190,853
 * National Oilwell, Inc.                                                 6,569            181,830
   National Penn Bancshares, Inc.                                         9,817            281,453
   National Presto Industries, Inc.                                       2,200             86,680
 * National Processing, Inc.                                             27,900            802,404
 * National Research Corp.                                                2,900             48,720
 * National RV Holdings, Inc.                                            10,500            124,950
   National Security Group, Inc.                                          1,000             22,300
 * National Technical Systems, Inc.                                         900              4,472
 * National Western Life Insurance Co.
     Class A                                                              1,700            248,455
 * Natrol, Inc.                                                           5,100             14,025
   Nature's Sunshine Products, Inc.                                       8,300            123,670
 * Natus Medical, Inc.                                                   12,300             63,099
   Nautilus Group, Inc.                                                  18,150            273,521
 * Navarre Corp.                                                         24,600            302,580
 * Navigant Consulting, Inc.                                             39,300            803,685
 * Navigant International, Inc.                                          17,700            307,626
 * Navigators Group, Inc.                                                 9,918            286,630
   NBT Bancorp                                                           13,200            286,836
 * NBTY, Inc.                                                            40,000          1,476,400
 * NCI Building Systems, Inc.                                            20,800            604,656
 * NCO Group, Inc.                                                       23,849            591,217
 # NDChealth Corp.                                                       15,400            343,882
 * NeighborCare, Inc.                                                    29,800            894,000
   Neiman Marcus Group, Inc.                                              6,400            330,240
 * Nektar Therapeutics                                                   14,900            320,201
   Nelson (Thomas), Inc.                                                  6,700            156,914
 * Neoforma, Inc.                                                        19,800   $        225,126
 * Neogen Corp.                                                           3,500             56,000
 * NeoMagic Corp.                                                        35,500            145,550
 * NEON Systems, Inc.                                                     4,800             16,848
 * Neopharm, Inc.                                                        12,663            139,293
 * Neose Technologies, Inc.                                              23,200            194,184
 * Neoware Systems, Inc.                                                 18,400            158,976
 * NES Rentals Holdings, Inc.                                                 6                 49
 * Net2Phone, Inc.                                                       41,600            177,840
   NetBank, Inc.                                                         28,156            301,832
 * Netegrity, Inc.                                                       40,400            380,568
*# Netflix, Inc.                                                          1,400             46,228
 * NetIQ Corp.                                                           37,500            496,875
 * NetManage, Inc.                                                        9,157             59,978
 * Netopia, Inc.                                                         22,300            129,340
 * NetRatings, Inc.                                                      37,600            526,024
 * Netscout System, Inc.                                                 35,500            244,595
 * NetSolve, Inc.                                                         9,800             97,530
 * Network Associates, Inc.                                                  45                749
 * Network Engines, Inc.                                                 36,400            115,752
 * Network Equipment Technologies, Inc.                                  27,700            203,872
*# Network Plus Corp.                                                     7,400                 13
 * Neurocrine Biosciences, Inc.                                           8,100            464,049
 * Neurogen Corp.                                                        37,993            357,514
 * Nevada Gold & Casinos, Inc.                                            7,200            105,840
 * New Brunswick Scientific Co., Inc.                                     3,751             22,806
 * New Century Equity Holdings Corp.                                      7,100              1,598
   New Century Financial Corp.                                           14,700            641,067
   New England Business Services, Inc.                                    8,100            355,347
   New Hampshire Thrift BancShares,
     Inc.                                                                   100              2,980
 * New Horizons Worldwide, Inc.                                              75                438
   New Jersey Resources Corp.                                            11,000            431,970
 * Newfield Exploration Co.                                                 371             18,457
   Newmil Bancorp, Inc.                                                   1,600             43,600
 * Newpark Resources, Inc.                                               81,200            458,780
 * Newport Corp.                                                         30,400            441,712
 * Newtek Business Services, Inc.                                        24,044            115,652
*# Nextel Partners, Inc.                                                 21,500            350,665
 * Niagara Corp.                                                            900              3,632
 * NIC, Inc.                                                             61,800            341,136
   Nicor, Inc.                                                           10,900            362,752
   NL Industries, Inc.                                                   11,400            142,500
 * NMS Communications Corp.                                              17,400            149,640
 * NMT Medical, Inc.                                                      7,700             29,299
   NN, Inc.                                                               3,000             35,610
 * Nobel Learning Communities, Inc.                                       3,200             21,040
   Nobility Homes, Inc.                                                   1,900             39,425
   Noble International, Ltd.                                              2,500             72,125
   Nordson Corp.                                                          9,000            340,470
 * Norstan, Inc.                                                         15,500             49,910
 * North American Scientific, Inc.                                       13,400            119,930
   North Central Bancshares, Inc.                                           400             15,128
   North Fork Bancorporation, Inc.                                        8,800            338,800
   North Pittsburgh Systems, Inc.                                         7,300            140,890
   Northeast Bancorp                                                        200              3,873
   Northeast Pennsylvania Financial
     Corp.                                                                1,400             24,535
   Northern Technologies International
     Corp.                                                                5,100             24,072
*# Northfield Laboratories, Inc.                                         11,500            151,225

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Northland Cranberries, Inc.                                              975   $            644
   Northrim BanCorp, Inc.                                                 2,630             52,600
   Northway Financial, Inc.                                                 200              6,922
*# Northwest Airlines Corp.                                              20,600            208,266
   Northwest Bancorp, Inc.                                               16,035            356,618
   Northwest Natural Gas Co.                                              6,100            177,571
 * Northwest Pipe Co.                                                     3,900             57,330
   Norwood Financial Corp.                                                  300              9,177
 * Novamed Eyecare, Inc.                                                 25,100             91,113
 * Novavax, Inc.                                                         27,148            127,596
 * Novell, Inc.                                                         117,900          1,074,069
 * Noven Pharmaceuticals, Inc.                                           18,000            345,240
 * Novoste Corp.                                                         22,500             67,500
 * NPS Pharmaceuticals, Inc.                                              9,800            212,758
 * NS Group, Inc.                                                        25,700            341,810
 # NSD Bancorp, Inc.                                                      1,735             40,339
 * NTN Communications, Inc.                                              32,600             97,800
 * Nu Horizons Electronics Corp.                                         22,495            182,884
 * NuCo2, Inc.                                                           12,600            246,582
   NUI Corp.                                                              7,700            104,643
 * Numerex Corp. Class A                                                  1,100              5,060
 # NuSkin Enterprises, Inc.                                              21,200            474,880
 * Nutraceutical International Corp.                                     12,600            308,826
 * Nuvelo, Inc.                                                          11,400             99,180
   NWH, Inc.                                                              3,200             60,048
 * NYFIX, Inc.                                                           37,025            186,606
   Nymagic, Inc.                                                          5,500            141,350
 * O'Charleys, Inc.                                                      23,300            424,293
 * O'Reilly Automotive, Inc.                                              9,200            413,356
 * O.I. Corp.                                                             1,000              8,410
   Oak Hill Financial, Inc.                                               1,200             38,220
   Oakley, Inc.                                                          27,800            373,076
 * Obie Media Corp.                                                       1,100              3,883
 * Oceaneering International, Inc.                                       17,000            537,370
   OceanFirst Financial Corp.                                             7,800            173,940
 * Ocular Sciences, Inc.                                                 23,300            778,453
 * Ocwen Financial Corp.                                                 71,300            886,972
 * Odyssey Healthcare, Inc.                                               7,800            132,210
 * Offshore Logistics, Inc.                                              22,000            505,340
*# Oglebay Norton Co.                                                       900                126
 * Ohio Casualty Corp.                                                   48,600            911,250
 * Oil States International, Inc.                                        44,400            630,480
   Oil-Dri Corp. of America                                                 800             12,856
 * Old Dominion Freight Lines, Inc.                                      20,925            581,087
   Olin Corp.                                                            13,300            218,785
 * Olympic Steel, Inc.                                                    4,000             56,800
 * OM Group, Inc.                                                        31,900            851,411
 * Omega Protein Corp.                                                   23,371            252,407
 * OMNI Energy Services Corp.                                             6,700             33,500
 * Omnicell, Inc.                                                        11,600            154,860
 * OmniVision Technologies, Inc.                                         31,200            730,704
 * Omnova Solutions, Inc.                                                10,300             53,148
 * On Assignment, Inc.                                                   29,130            170,993
*# ON Semiconductor Corp.                                               197,800          1,145,262
 * One Price Clothing Stores, Inc.                                          143                  3
*# Oneida, Ltd.                                                          11,900             14,756
 * OneSource Information Services, Inc.                                   5,700             50,274
 * Online Resources Corp.                                                13,100             96,678
 * Onvia.com, Inc.                                                          100                587
 * Onyx Acceptance Corp.                                                    500              7,575
 * Onyx Pharmacueticals, Inc.                                            15,100            709,247
 * ONYX Software Corp.                                                   12,000   $         46,200
 * OPENT Technologies, Inc.                                              24,200            337,106
 * Openwave Systems Inc                                                  34,900            389,833
 * Opinion Research Corp.                                                 5,400             37,476
 * Opti, Inc.                                                             2,700              4,185
 * Optical Cable Corp.                                                    6,200             33,350
 * Optical Communication Products, Inc.                                  44,677            100,970
 * Optical Sensors, Inc.                                                    300              1,245
   Option Care, Inc.                                                     23,475            316,208
 * OraSure Technologies, Inc.                                            27,300            201,747
 * Orbital Sciences Corp.                                                36,400            456,820
*# Orchid Biosciences, Inc.                                               9,160             66,410
 * Oregon Steel Mills, Inc.                                              33,400            376,418
 * Orleans Homebuilders, Inc.                                            12,400            226,920
 * Orphan Medical, Inc.                                                   2,600             23,296
*# Orthodontic Centers of America, Inc.                                  47,900            409,545
 * Orthologic Corp.                                                      34,800            279,444
*# Oscient Pharmaceutical Corp.                                          26,800            125,692
   Oshkosh B'Gosh, Inc. Class A                                           5,000            112,850
   Oshkosh Truck Corp. Class B                                           16,200            838,350
*# OSI Pharmaceutical, Inc.                                              13,400          1,098,264
*# OSI Systems, Inc.                                                     16,200            361,746
 * Osteotech, Inc.                                                       20,300            126,672
   Otter Tail Co.                                                         7,000            178,920
   Outlook Group Corp.                                                      400              2,460
 * Overland Storage, Inc.                                                14,962            214,256
   Overseas Shipholding Group, Inc.                                      12,000            457,680
*# Overstock Com                                                         11,100            399,489
   Owens & Minor, Inc.                                                   16,400            396,880
 * Owens-Illinois, Inc.                                                  73,200          1,085,556
   Oxford Industries, Inc.                                                6,800            250,580
 * Oxigene, Inc.                                                          3,300             24,321
 * OYO Geospace Corp.                                                     2,300             40,225
 * P&F Industries, Inc. Class A                                           1,300             10,173
 * P.F. Chang's China Bistro, Inc.                                       10,400            470,704
   Pacific Capital Bancorp                                               27,733          1,021,961
 * Pacific Mercantile Bancorp                                             4,200             45,780
 * Pacific Premier Bancorp, Inc.                                          4,020             46,270
 * Pacific Sunwear of California, Inc.                                   40,725            885,769
 * Pacificare Health Systems, Inc.                                       47,800          1,765,254
   Packaging Dynamics Corp.                                               3,440             45,924
 * Packeteer, Inc.                                                       16,200            231,498
 * Pac-West Telecomm, Inc.                                                1,900              2,242
 * Pain Therapeutics, Inc.                                               26,200            204,884
 * Palm Harbor Homes, Inc.                                               22,931            434,313
*# Palmone Inc                                                           46,600            989,318
 * Palmsource Inc                                                         6,939            140,515
 * PAM Transportation Services, Inc.                                     12,761            236,079
 * Panavision, Inc.                                                         700              4,533
*# Panera Bread Co.                                                      10,600            368,032
 * Pantry, Inc.                                                          16,100            292,215
*# Papa John's International, Inc.                                       13,100            381,079
 * Par Technology Corp.                                                     900              9,360
 * Paradyne Networks Corp.                                               50,590            239,291
 * Paragon Technologies, Inc.                                             1,900             19,000
 * Parallel Petroleum Corp.                                              26,290            103,819
 * Parametric Technology Corp.                                           91,200            442,320
 * Parexel International Corp.                                           25,900            512,561
   Park Electrochemical Corp.                                            12,500            312,000
 * Parker Drilling Co.                                                   90,700            291,147
*# Parkervision, Inc.                                                     7,113             39,406

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Park-Ohio Holdings Corp.                                               6,400   $         77,440
   Parkvale Financial Corp.                                               1,200             31,896
 * Parlex Corp.                                                           7,300             44,311
 * Party City Corp.                                                      17,100            251,199
 * Pathmark Stores, Inc.                                                 34,000            229,500
 * Patient Infosystems, Inc.                                                133                466
   Patina Oil & Gas Corp.                                                31,562            834,499
 # Patriot Bank Corp.                                                     3,355             94,343
 * Patriot Transportation Holding, Inc.                                   1,500             54,263
   Patterson-UTI Energy, Inc.                                            15,874            486,697
 * Paxar Corp.                                                           38,231            704,597
 * Paxson Communications Corp.                                           29,000             81,490
 * Payless ShoeSource, Inc.                                              47,200            774,080
 * PC Connection, Inc.                                                   18,800            144,196
 * PC Mall, Inc.                                                          9,400            155,006
 * PC-Tel, Inc.                                                          24,300            265,842
 * PDF Solutions, Inc.                                                   21,550            193,735
 * PDI, Inc.                                                             17,966            517,421
   Peabody Energy Corp.                                                  14,500            721,230
 * PEC Solutions, Inc.                                                   19,100            198,640
 * Pediatric Services of America, Inc.                                    7,400             91,760
 * Pediatrix Medical Group, Inc.                                         15,600          1,031,160
 * Peerless Manufacturing Co.                                               900              9,639
 * Peerless Systems Corp.                                                15,100             18,875
 * Peet's Coffee & Tea, Inc.                                             13,100            298,418
*# Pegasus Communications Corp.                                           6,000             97,320
 * Pegasus Solutions, Inc.                                               22,200            255,300
 * Pegasystems, Inc.                                                     37,500            319,125
 * Pemstar, Inc.                                                         50,855            133,749
   Penford Corp.                                                            500              8,600
 * Penn National Gaming, Inc.                                            19,800            593,604
 * Penn Treaty American Corp.                                            17,000             36,210
   Penn Virginia Corp.                                                    5,010            312,123
   Penn-America Group, Inc.                                               8,828            116,530
   Pennfed Financial Services, Inc.                                         800             24,224
 * Penwest Pharmaceuticals Co.                                           14,400            158,688
 * Peoples Community Bancorp                                              1,100             24,299
   Peoples Holding Co.                                                    1,350             43,740
   Pep Boys - Manny, Moe & Jack                                          55,600          1,361,644
 * Perceptron, Inc.                                                      10,135             67,905
*# Performance Food Group Co.                                            22,500            738,900
 * Performance Technologies, Inc.                                        13,050            141,462
 * Pericom Semiconductor Corp.                                           26,700            285,957
 * Perini Corp.                                                          19,000            207,100
 * Perot Systems Corp.                                                   72,200            982,642
   Perrigo Co.                                                           44,800            916,608
 * Perry Ellis International, Inc.                                       10,700            256,586
 * Per-Se Technologies, Inc.                                             15,233            198,029
 * Pervasive Software, Inc.                                              24,200            147,620
 * PetMed Express, Inc.                                                   4,400             37,400
 * Petrocorp, Inc. Escrow Shares                                          5,200                312
 * Petroleum Development Corp.                                           20,400            501,228
   PetSmart, Inc.                                                        34,200          1,063,278
   PFF Bancorp, Inc.                                                      9,380            373,512
 * Pharmaceutical Products Development
     Service Co.                                                         15,000            454,200
 * Pharmaceutical Resources, Inc.                                        15,100            636,465
 * Pharmacopia Drug Discovery, Inc.                                      13,750             95,700
 * Pharmacyclics, Inc.                                                   20,300            242,991
*# Pharmanetics, Inc.                                                       400                280
 * PharmChem, Inc.                                                          700                112
 * Philadelphia Consolidated Holding
     Corp.                                                               15,400   $        872,872
   Phillips-Van Heusen Corp.                                             14,800            280,164
 * Phoenix Technologies, Ltd.                                            28,500            188,100
 * PhotoMedex, Inc.                                                      22,000             78,100
 * Photon Dynamics, Inc.                                                 16,000            516,320
 * Photronics, Inc.                                                      20,495            362,352
 * Piccadilly Cafeterias, Inc.                                            6,200                  6
 * Pico Holdings, Inc.                                                   10,600            193,450
 # Piedmont Natural Gas Co.                                               9,000            369,090
   Pier 1 Imports, Inc.                                                  23,600            444,860
   Pilgrims Pride Corp. Class B                                          26,000            698,880
   Pinnacle Bancshares, Inc.                                                100              1,485
 * Pinnacle Entertainment, Inc.                                          30,900            352,260
 * Pinnacle Systems, Inc.                                                48,400            351,868
 * Pioneer Drilling Co.                                                   1,600             10,272
 # Pioneer Natural Resources Co.                                            400             12,380
 * Pixelworks, Inc.                                                      36,300            656,304
 * Plains Exploration & Production Co.                                   65,371          1,163,604
 * Plains Resources, Inc.                                                19,100            327,374
 * Planar Systems, Inc.                                                  17,000            215,050
 * Plantronics, Inc.                                                      7,700            306,075
 * Plato Learning, Inc.                                                  26,192            276,064
 * Playboy Enterprises, Inc. Class A                                      2,400             26,400
 * Playboy Enterprises, Inc. Class B                                     17,400            210,192
 * Playtex Products, Inc.                                                38,500            275,275
 * Plexus Corp.                                                          29,500            433,355
 * Plug Power, Inc.                                                      38,411            292,385
 * PLX Technology, Inc.                                                  28,300            421,953
   PMA Capital Corp. Class A                                              6,800             47,396
 * PMC Sierra, Inc.                                                       1,300             18,330
   PNM Resources, Inc.                                                   13,700            411,685
   Pocahontas Bancorp, Inc.                                               1,600             27,320
   Pogo Producing Co.                                                     6,800            309,264
 * Point.360                                                              3,700             11,914
   Polaris Industries, Inc.                                              10,600            460,040
 * Polycom, Inc.                                                         32,800            672,072
   PolyMedica Corp.                                                      16,500            477,015
 * Polyone Corp.                                                          3,200             22,048
   Pomeroy IT Solutions, Inc.                                            17,400            221,328
   Pope & Talbot, Inc.                                                    9,600            160,608
 * Portal Software, Inc.                                                 28,781            132,393
 * Possis Medical, Inc.                                                   8,300            236,716
   Potlatch Corp.                                                        11,600            437,900
 * Powell Industries, Inc.                                               13,468            230,168
 * Power Intergrations, Inc.                                             12,500            344,250
   PowerCerv Corp.                                                          288                181
 * Power-One, Inc.                                                       43,900            442,512
*# Powerwave Technologies, Inc.                                          63,700            510,237
 * Pozen, Inc.                                                           28,600            283,712
 * PRAECIS Pharmaceuticals, Inc.                                         53,100            221,427
   Precision Castparts Corp.                                              9,783            458,725
   Preformed Line Products Co.                                              600             16,500
 * Premier Financial Bancorp                                                100                921
*# Pre-Paid Legal Services, Inc.                                          8,300            195,548
   Presidential Life Corp.                                               18,475            312,597
 * Presstek, Inc.                                                        34,300            353,633
*# PRG-Schultz International, Inc.                                       56,980            256,980
 * Price Communications Corp.                                            37,110            536,240
*# Priceline.com, Inc.                                                    4,084            107,001
 * Pricesmart, Inc.                                                       7,000             38,570

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pride International, Inc.                                             37,000   $        581,640
 * Prima Energy Corp.                                                    11,025            420,053
 * Prime Hospitality Corp.                                               50,100            496,491
 * Prime Medical Services, Inc.                                          24,016            140,494
 * PRIMEDIA, Inc.                                                        86,874            258,885
 * Primus Knowledge Solutions, Inc.                                       1,400              2,982
 * Primus Telecommunications Group,
     Inc.                                                                12,839             77,804
   Princeton National Bancorp, Inc.                                       1,400             40,712
 * Princeton Review, Inc.                                                11,000             78,430
 * Printronix, Inc.                                                       1,200             17,400
 * Priority Healthcare Corp.                                             18,000            363,600
 * Private Business, Inc.                                                   454              1,044
   PrivateBancorp, Inc.                                                   1,800            101,610
 * Proassurance Corp.                                                    22,600            747,382
 * Procom Technology, Inc.                                                1,200              1,464
 * Progenics Pharmaceuticals, Inc.                                       10,000            175,500
 * Progress Software Corp.                                               35,800            669,818
 * Progressive Software Holding, Inc.                                        60                  0
 * ProQuest Co.                                                          11,800            307,744
   Prosperity Bancshares, Inc.                                           12,900            301,989
 * Protection One, Inc.                                                  46,000              8,970
 * Protein Design Labs, Inc.                                             59,700          1,164,747
   Providence & Worcester Railroad Co.                                    1,900             19,380
   Provident Bancorp, Inc.                                                4,432             46,270
   Provident Bankshares Corp.                                             9,862            284,519
   Provident Financial Holdings, Inc.                                     1,350             33,615
 * Province Healthcare Co.                                               36,600            586,332
 * ProxyMed, Inc.                                                         1,207             22,933
 * PSB Bancorp, Inc.                                                        500              4,963
 * PSS World Medical, Inc.                                               66,300            666,315
 * Psychiatric Solutions, Inc.                                            9,300            230,454
 * PTEK Holdings, Inc.                                                   38,400            402,816
   Pulaski Financial Corp.                                                1,400             23,380
   Pulitzer, Inc.                                                         2,700            127,035
 * PW Eagle, Inc.                                                         4,200             14,406
   Pyramid Breweries, Inc.                                                5,400             11,826
 * Qad, Inc.                                                             21,700            229,369
 * QEP Co., Inc.                                                            200              3,038
 * QRS Corp.                                                             18,630            102,279
   Quaker Chemical Corp.                                                  4,980            127,637
   Quaker City Bancorp, Inc.                                              3,984            217,606
   Quaker Fabric Corp.                                                   18,500            147,445
 * Quality Dining, Inc.                                                   2,300              5,175
 * Quality Systems, Inc.                                                  3,700            172,901
   Quanex Corp.                                                           6,700            298,485
 * Quanta Services, Inc.                                                 92,900            492,370
 * Quantum Corp.- DLT                                                    47,000            138,650
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                     27,700            138,777
 * Quest Software, Inc.                                                  57,100            760,001
 * Quicklogic Corp.                                                      25,600             76,774
 * Quidel Corp.                                                          37,000            206,830
*# Quigley Corp.                                                         10,200             80,978
 * Quiksilver, Inc.                                                      26,800            620,956
 * Quinton Cardiology Systems, Inc.                                      14,491            152,011
 * Quipp, Inc.                                                            2,507             37,605
   Quixote Corp.                                                          4,400             92,400
 * Quovadx, Inc.                                                         43,433             46,473
 * R & B, Inc.                                                            3,700             69,375
 * R H Donnelley Corp.                                                   11,200            482,720
 * Radiant Systems, Inc.                                                 33,050   $        148,395
 * Radio One, Inc.                                                       11,100            191,808
 * Radiologix, Inc.                                                      23,400             92,664
 * RadiSys Corp.                                                         18,011            300,063
 * Railamerica, Inc.                                                     34,600            441,150
 * Raindance Communictions, Inc.                                         63,600            138,648
 * Ralcorp Holdings, Inc.                                                20,400            680,340
 * Rambus, Inc.                                                          20,200            393,092
 * Ramtron International Corp.                                           18,600             91,326
   Range Resources Corp.                                                 52,600            624,362
 * Rare Hospitality International, Inc.                                  19,950            510,321
   Raven Industries, Inc.                                                 4,300            136,697
 * Rayovac Corp.                                                         18,800            509,480
 * Raytech Corp.                                                         25,960             53,218
 * RC2 Corp.                                                             17,700            494,892
 * RCM Technologies, Inc.                                                 5,300             28,355
*# RCN Corp.                                                             51,700              9,306
   Readers Digest's Association, Inc.                                    18,500            280,645
 * Reading International, Inc. Class A                                      560              4,726
 * Reading International, Inc. Class B                                      140              1,155
 * RealNetworks, Inc.                                                    97,400            585,374
*# Red Hat, Inc.                                                         74,300          2,030,619
*# Redhook Ale Brewery, Inc.                                              5,500             11,990
   Redwood Empire Bancorp                                                 1,575             35,674
   Reebok International, Ltd.                                            25,000            906,250
 * Refac                                                                     40                193
   Regal-Beloit Corp.                                                    11,200            229,040
 * Regeneration Technologies, Inc.                                       27,348            251,055
 * Regeneron Pharmaceuticals, Inc.                                       20,700            232,461
 * Regent Communications, Inc.                                           49,325            291,018
   Regis Corp.                                                           20,400            889,236
 * Register.Com, Inc.                                                    33,200            173,304
 * Rehabcare Group, Inc.                                                 16,600            414,668
 * Reliability, Inc.                                                      1,000              1,100
   Reliance Steel & Aluminum Co.                                         13,900            508,601
 * Reliant Resources, Inc.                                               62,500            619,375
   Reliv International, Inc.                                              8,693             92,407
 * Remec, Inc.                                                           55,362            362,621
 * RemedyTemp, Inc.                                                       2,900             37,764
 * Remington Oil & Gas Corp.                                             23,500            487,390
   Renaissance Learning, Inc.                                            11,300            237,187
 * Renal Care Group, Inc.                                                 7,050            231,029
 * Rent-A-Center, Inc.                                                   20,250            598,388
 * Rentrak Corp.                                                          8,500             75,650
 * Rent-Way, Inc.                                                        32,000            297,600
 * Repligen Corp.                                                        29,800             74,500
 * Reptron Electronics, Inc.                                              1,500                  0
*# Reptron Electronics, Inc.                                                 58                423
   Republic Bancorp, Inc.                                                30,972            411,618
   Republic Bancorp, Inc. Class A                                         1,050             20,213
 * Republic First Bancorp, Inc.                                           2,500             29,750
 * Res-Care, Inc.                                                        31,149            432,037
 * ResMed, Inc.                                                           2,600            132,080
   Resource America, Inc.                                                10,900            237,620
 * Resources Connection, Inc.                                             8,600            366,532
 * Respironics, Inc.                                                     11,917            633,865
 * Restoration Hardware, Inc.                                            36,800            246,928
 * Retail Ventures Inc.                                                  39,900            288,477
 * Retek, Inc.                                                           45,500            296,660
 * Revlon, Inc.                                                          24,972             81,908
 * Rewards Network, Inc.                                                 21,600            212,976

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Rex Stores Corp.                                                      14,725   $        181,118
 * Rexhall Industries, Inc.                                               2,600              4,524
   Reynolds & Reynolds Co.                                                  900             27,000
 * RF Micro Devices, Inc.                                                36,700            293,600
 * RF Monolithics, Inc.                                                   7,500             71,850
   RGC Resources, Inc.                                                      500             12,000
*# Rhythms NetConnections, Inc.                                           1,700                  0
   Richardson Electronics, Ltd.                                          11,900            134,589
   Riggs National Corp.                                                  14,814            323,538
 * Rimage Corp.                                                           4,200             59,346
 * Rita Medical Systems, Inc.                                            18,200             90,454
 * Riverstone Networks, Inc.                                             90,600             90,147
   Riverview Bancorp, Inc.                                                  900             18,711
   Rivianna Foods, Inc.                                                   3,800             99,712
 * Riviera Holdings Corp.                                                 1,100              9,559
*# Riviera Tool Co.                                                         300              1,002
   RLI Corp.                                                             10,500            377,685
   Roanoke Electric Steel Corp.                                             800             10,520
   Robbins & Myers, Inc.                                                  8,800            194,480
 * Rochester Medical Corp.                                                2,400             19,488
   Rock of Ages Co.                                                       1,800             14,634
*# Rockford Corp.                                                         7,500             37,125
   Rock-Tenn Co. Class A                                                 26,600            427,462
 * Rocky Shoes & Boots, Inc.                                              1,500             30,690
 * Rofin-Sinar Technologies, Inc.                                        11,700            306,201
 * Rogers Corp.                                                           7,900            485,455
   Rollins, Inc.                                                         27,300            665,847
   Roper Industries, Inc.                                                 1,200             63,540
 * Ross Systems, Inc.                                                     1,100             20,010
 * Rowan Companies, Inc.                                                  6,500            142,870
   Royal Bancshares of Pennsylvania
     Class A                                                                116              2,649
   Royal Gold, Inc.                                                      10,400            144,872
 * Royale Energy, Inc.                                                    2,324             32,859
   RPC, Inc.                                                              8,800            120,560
 * RSA Security, Inc.                                                    43,400            795,956
 * RTI International Metals, Inc.                                        22,800            330,828
 * RTW, Inc.                                                              2,000             12,926
 * Rubio's Restaurants, Inc.                                             10,348             68,504
   Ruby Tuesday, Inc.                                                    16,600            470,610
   Ruddick Corp.                                                         28,900            594,184
 * Rudolph Technologies, Inc.                                            15,400            286,440
 * Rush Enterprises, Inc. Class A                                         2,900             34,249
 * Rush Enterprises, Inc. Class B                                         2,900             35,197
   Russ Berrie & Co., Inc.                                                9,900            267,300
   Russell Corp.                                                         15,900            260,442
 * Ryan's Family Steak Houses, Inc.                                      34,050            573,062
   Ryder System, Inc.                                                    18,100            672,415
   Ryerson Tull, Inc.                                                    12,800            171,648
   Ryland Group, Inc.                                                    16,328          1,299,709
 * S&K Famous Brands, Inc.                                                  900             15,323
   S&T Bancorp, Inc.                                                     10,568            315,983
 * S1 Corp.                                                              70,000            657,300
 * Saba Software, Inc.                                                   12,800             44,800
 * Safeguard Scientifics, Inc.                                          126,200            321,810
 * SafeNet, Inc.                                                         18,550            432,215
 * Safety Components International, Inc.                                     14                187
 * Saga Communications, Inc. Class A                                     18,275            342,656
   Saks, Inc.                                                            36,600            549,366
 * Salem Communications Corp.                                            12,900            387,000
   Salisbury Bancorp, Inc.                                                  200              7,585
*# Salton, Inc.                                                          13,800   $         78,108
 * San Filippo (John B.) & Son, Inc.                                      5,900            147,028
   Sanders Morris Harris Group, Inc.                                     14,000            188,300
   Sanderson Farms, Inc.                                                 11,400            524,400
 * Sandisk Corp.                                                         83,200          2,050,880
   Sandy Spring Bancorp, Inc.                                             7,450            260,750
 * Sangamo BioSciences, Inc.                                             32,200            201,894
 * Sapient Corp.                                                         76,800            460,800
 * Satcon Technology Corp.                                               17,000             46,750
   Saucony, Inc. Class A                                                    300              6,120
   Saucony, Inc. Class B                                                  1,500             30,270
   Sauer-Danfoss, Inc.                                                   16,100            250,194
 * Savient Pharmaceuticals, Inc.                                         57,932            140,195
 * Saxon Capital, Inc.                                                   13,100            312,697
 * SBA Communications Corp.                                              50,300            194,158
 * SBE, Inc.                                                                100                349
 * SBS Technologies, Inc.                                                17,800            329,300
 * ScanSoft, Inc.                                                        79,831            418,314
 * ScanSource, Inc.                                                       9,200            489,900
   Schawk, Inc. Class A                                                   4,600             60,950
 * Scheid Vineyards, Inc.                                                 2,700             13,527
 * Schein (Henry), Inc.                                                   8,400            564,144
 * Schick Technologies, Inc.                                                500              4,825
 * Schieb (Earl), Inc.                                                      400              1,324
 * Schlotzskys, Inc.                                                      3,000              4,557
   Schnitzer Steel Industries, Inc.
     Class A                                                              9,150            253,089
 * Scholastic Corp.                                                      29,979            846,607
 * School Specialty, Inc.                                                   900             31,653
 * Schuff International, Inc.                                               300                702
   Schulman (A.), Inc.                                                   14,600            291,562
   Schweitzer-Maudoit International, Inc.                                 9,100            256,165
 * Sciclone Pharmaceuticals, Inc.                                        41,053            204,033
 * Scientific Games Corp.                                                41,800            774,136
 * Scientific Learning Corp.                                              4,300             23,693
 * SCM Microsystems, Inc.                                                17,928            114,201
   Scope Industries, Inc.                                                   400             28,000
 * Scotts Co. Class A                                                    13,000            843,050
   SCP Pool Corp.                                                        20,625            830,156
   SCPIE Holdings, Inc.                                                     900              7,839
 * SCS Transportation, Inc.                                              11,394            259,214
   Seaboard Corp.                                                           270            100,980
 * Seabulk International, Inc.                                           24,100            213,767
 * Seachange International, Inc.                                         24,650            368,025
   Seacoast Banking Corp.                                                 6,858            137,434
   Seacoast Financial Services Corp.                                        677             23,194
*# Seacor Smit, Inc.                                                     14,700            588,588
 * Seattle Genetics, Inc.                                                39,500            272,550
   Second Bancorp, Inc.                                                   1,300             41,496
 * Secure Computing Corp.                                                19,356            171,494
 * Security National Financial Corp.
     Class A                                                              1,764              7,815
 * SeeBeyond Technology Corp.                                            65,800            198,716
 * Segue Software, Inc.                                                   4,000             14,740
 * Select Comfort Corp.                                                   9,200            249,320
   Select Medical Corp.                                                  23,800            319,158
 * Selectica, Inc.                                                       41,100            180,059
   Selective Insurance Group, Inc.                                       11,100            401,043
   SEMCO Energy, Inc.                                                     8,000             45,920
 * Semitool, Inc.                                                        34,000            389,300
 * Semtech Corp.                                                          9,200            231,104

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SEMX Corp.                                                             1,500   $            225
 * Seneca Foods Corp. Class B                                               400              7,428
 # Sensient Technologies Corp.                                           11,300            228,260
 * Sensytech, Inc.                                                        6,800            146,683
*# Sepracor, Inc.                                                        19,700            876,453
 * Sequa Corp. Class A                                                    3,400            167,110
 * Sequa Corp. Class B                                                    1,600             81,120
 * Sequenom, Inc.                                                        46,700             75,187
 * SeraCare Life Sciences, Inc.                                             880             10,032
*# Serena Software, Inc.                                                 16,300            346,212
 * Serologicals Corp.                                                    26,100            447,093
 * Service Corp. International                                          205,700          1,481,040
 * SFBC International, Inc.                                              13,950            339,404
 * Shared Technologies Cellular, Inc.                                     1,800                  1
 * Sharper Image Corp.                                                   12,900            363,780
*# Shaw Group, Inc.                                                      32,000            377,600
 * Shiloh Industries, Inc.                                                6,700             72,896
 * Shoe Carnival, Inc.                                                   14,593            201,092
 * Shoe Pavilion, Inc.                                                      600              1,401
 * Sholodge, Inc.                                                         2,100             14,175
 * Shopko Stores, Inc.                                                   32,600            444,664
*# Shuffle Master, Inc.                                                  13,050            436,784
 * Siebert Financial Corp.                                                9,800             41,062
 * Sierra Health Services, Inc.                                          19,600            838,684
*# Sierra Pacific Resources                                              93,400            696,764
 * Sifco Industries, Inc.                                                   400              1,640
 * Sigma Designs, Inc.                                                   12,800             85,504
   Silgan Holdings, Inc.                                                  6,700            280,998
*# Silicon Graphics, Inc.                                                50,500             95,445
 * Silicon Image, Inc.                                                   29,700            353,430
 * Silicon Laboratories, Inc.                                             2,100            109,599
 * Silicon Storage Technology, Inc.                                      60,400            782,180
 * Silicon Valley Bancshares                                             26,200            979,094
 * Siliconix, Inc.                                                       14,500            698,465
   Simmons First National Corp.
     Class A                                                              8,702            209,631
 * SimpleTech, Inc.                                                      43,100            162,056
   Simpson Manufacturing Co., Inc.                                       14,400            789,120
 * Sinclair Broadcast Group, Inc.
     Class A                                                             22,100            244,205
 * Sipex Corp.                                                           36,000            232,200
 * Sirenza Microdevices, Inc.                                            24,903             99,861
*# Sirna Therapeutics, Inc.                                              23,403             73,485
 * Sitel Corp.                                                           72,500            226,925
 * Six Flags, Inc.                                                       60,200            421,400
 * Skechers U.S.A., Inc. Class A                                         18,468            212,382
   Skyline Corp.                                                          3,800            152,076
   Skywest, Inc.                                                         19,520            326,570
 * Skyworks Solutions, Inc.                                              88,000            786,720
 * SL Industries, Inc.                                                    2,400             25,920
 * SM&A                                                                  12,100             98,010
 * Smart & Final Food, Inc.                                              30,000            466,200
 * SmartDisk Corp.                                                          700                126
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                 7,100             45,724
   Smith (A.O.) Corp.                                                     7,400            217,930
   Smith (A.O.) Corp. Convertible
     Class A                                                                200              5,890
 * Smithfield Foods, Inc.                                                 3,700            107,263
 * Smithway Motor Xpress Corp. Class A                                      700              1,729
 * Sola International, Inc.                                              27,800            539,042
 * Somera Communications, Inc.                                           18,800   $         26,320
   Sonesta International Hotels Corp.
     Class A                                                              1,400              7,505
   Sonic Automotive, Inc.                                                18,100            397,295
 * Sonic Corp.                                                           29,775            660,410
*# Sonic Foundry, Inc.                                                    6,725             10,558
 * Sonic Innovations, Inc.                                               23,595            241,849
 * Sonic Solutions                                                       10,700            227,375
 * SonicWALL, Inc.                                                       71,855            571,966
 * SonoSite, Inc.                                                        14,700            313,551
 * Sonus Networks, Inc.                                                  43,000            234,350
 * Sonus Pharmaceuticals, Inc.                                           16,200             76,140
 * Sorrento Networks Corp.                                               10,100             29,593
 * Sotheby's Holdings, Inc. Class A                                      11,900            177,429
   Sound Federal Bancorp, Inc.                                            5,958             77,156
 * Source Information Management,
     Inc.                                                                19,300            202,650
 * Sourcecorp, Inc.                                                      18,200            467,376
   South Financial Group, Inc.                                           17,280            476,237
   South Jersey Industries, Inc.                                          6,058            254,375
 * Southern Energy Homes, Inc.                                            5,200             21,398
 * Southern Union Co.                                                    50,532          1,016,704
 * Southwall Technologies, Inc.                                             800                360
   Southwest Bancorporation of Texas,
     Inc.                                                                20,400            854,760
   Southwest Gas Corp.                                                    8,100            183,060
   Southwest Georgia Financial Corp.                                      1,100             26,400
   Southwest Water Co.                                                    6,320             76,725
 * Southwestern Energy Co.                                               25,400            649,224
 # Sovereign Bancorp, Inc.                                                6,455            140,396
*# Spacehab, Inc.                                                         8,300             34,113
   Span-American Medical System, Inc.                                       200              2,358
 * Spanish Broadcasting System, Inc.                                     24,400            235,460
 * SPAR Group, Inc.                                                       3,100              4,123
   Spartan Motors, Inc.                                                  11,000            127,490
 * Spartan Stores, Inc.                                                  24,320            105,573
   Spartech Corp.                                                        15,500            354,640
 * Sparton Corp.                                                          3,528             29,529
 * Specialty Laboratories, Inc.                                          22,100            199,342
   SpectraLink Corp.                                                     12,600            189,504
 * Spectranetics Corp.                                                   17,500            104,825
 * Spectrum Control, Inc.                                                 5,800             47,502
 * SpectRx, Inc.                                                          1,400              2,660
   Speedway Motorsports, Inc.                                            24,500            823,690
 * Spherion Corp.                                                        55,700            514,668
 * Spherix, Inc.                                                          5,300             31,747
 * Spinnaker Exploration Co.                                             26,000            866,580
 * Spire Corp.                                                            3,100             15,221
 * Sport Chalet, Inc.                                                     2,300             28,750
 * Sport-Haley, Inc.                                                        600              3,204
 * Sports Club Co., Inc.                                                    200                320
 * SportsLine.Com, Inc.                                                   2,600              2,600
 * Sportsman's Guide, Inc.                                                4,500             86,670
 * SPSS, Inc.                                                            14,832            246,953
 * SR Telecom, Inc.                                                         113                386
 * SRA International, Inc.                                                8,600            333,422
 * SRI/Surgical Express, Inc.                                             1,800             12,438
 * SRS Labs, Inc.                                                        12,500             58,250
   SS&C Technologies, Inc.                                               16,200            372,438
 * SSE Telecom, Inc.                                                      1,200                 21
 # St. Mary Land & Exploration Co.                                       18,700            607,937

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Staar Surgical Co.                                                    17,879   $        135,165
 * Stamps.com, Inc.                                                      25,125            331,901
   Standard Commercial Corp.                                              8,600            141,814
 * Standard Management Corp.                                              3,100             10,695
 * Standard Microsystems Corp.                                           16,500            407,055
   Standard Motor Products, Inc.
     Class A                                                              7,800            109,200
   Standard Pacific Corp.                                                15,000            764,250
   Standard Register Co.                                                 10,600            129,214
   Standex International Corp.                                            7,200            186,624
   Stanley Furniture, Inc.                                                4,000            165,480
*# Star Scientific, Inc.                                                 25,517             78,592
   StarTek, Inc.                                                          5,900            196,824
   State Auto Financial Corp.                                            21,400            651,844
   State Financial Services Corp.
     Class A                                                              4,000            113,680
   Station Casinos, Inc.                                                 26,350          1,217,897
 * Steak n Shake Co.                                                     24,082            423,602
*# Steel Dynamics, Inc.                                                  36,800            942,080
   Steel Technologies, Inc.                                               6,400            136,640
 * SteelCloud Co.                                                         2,200              5,456
 * Stein Mart, Inc.                                                      39,318            567,752
 * Steinway Musical Instruments, Inc.                                     6,200            210,800
 * Stellent, Inc.                                                        29,700            236,709
   Stepan Co.                                                               200              4,850
   Stephan Co.                                                              900              4,104
 * Stericycle, Inc.                                                      14,800            681,244
*# Steris Corp.                                                          31,900            732,105
   Sterling Bancorp                                                       7,403            208,320
   Sterling Bancshares                                                   25,550            335,472
 * Sterling Financial Corp.                                              18,390            586,670
   Stewart & Stevenson Services, Inc.                                    13,700            232,215
 * Stewart Enterprises, Inc.                                            112,400            845,248
   Stewart Information Services Corp.                                    13,400            457,610
 * Stifel Financial Corp.                                                 3,500             87,850
 * Stillwater Mining Co.                                                 57,300            868,095
 * Stone Energy Corp.                                                    27,684          1,243,012
 * Stonepath Group, Inc.                                                 39,200             98,784
 * Stoneridge, Inc.                                                      25,500            399,330
 * Storage Technology Corp.                                               2,500             70,625
 * Stratasys, Inc.                                                        8,400            218,148
 * Strategic Diagnostics, Inc.                                           19,300             78,358
   Strategic Distribution, Inc.                                             800             10,392
 * Stratesec, Inc.                                                          200                  2
 * Stratex Networks, Inc.                                                80,124            234,763
 * Stratos International, Inc.                                           13,967             79,472
 * Strattec Security Corp.                                                3,400            198,084
 * Stratus Properties, Inc.                                               2,150             26,875
   Strayer Ed, Inc.                                                       7,700            897,743
   Stride Rite Corp.                                                     25,100            264,805
   Sturm Ruger & Co., Inc.                                               24,100            285,585
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                        4,100                  0
 * Summa Industries, Inc.                                                 3,300             31,548
   Summit Bancshares, Inc.                                                  200              5,650
 * SumTotal Systems, Inc.                                                17,884            115,352
 * Sun Bancorp, Inc.                                                     13,239            294,833
 * Sunair Electronics, Inc.                                                 300              1,722
*# Sunrise Senior Living, Inc.                                           16,900            609,076
   Sunrise Telecom, Inc.                                                 11,300             30,058
 * Superconductor Technologies, Inc.                                     24,700             28,405
 * Supergen, Inc.                                                        28,300   $        214,231
 * Superior Consultant Holdings Corp.                                     5,000             31,200
 * Superior Energy Services, Inc.                                        52,100            476,715
 # Superior Industries International,
     Inc.                                                                10,800            352,620
   Superior Uniform Group, Inc.                                             700             11,550
 * Supertex, Inc.                                                        14,382            225,366
 * SupportSoft, Inc.                                                     24,100            236,662
   Supreme Industries, Inc.                                               4,110             27,743
*# SureBeam Corp.                                                         4,185                 38
   SureWest Communications                                                7,700            246,939
*# SurModics, Inc.                                                       11,700            260,910
   Susquehanna Bancshares, Inc.                                          16,000            389,280
 * SVB Financial Services, Inc.                                             220              4,048
 * Swift Energy Corp.                                                    30,800            622,160
 * Swift Transportation, Inc.                                            41,150            739,054
*# Switchboard, Inc.                                                     23,700            183,201
   SWS Group, Inc.                                                       12,698            204,692
 * Sybase, Inc.                                                          28,600            497,640
 * Sybron Dental Specialties, Inc.                                       16,000            435,840
 * Sycamore Networks, Inc.                                              187,400            826,434
 * Sykes Enterprises, Inc.                                               41,285            258,444
 * Sylvan, Inc.                                                           1,100             13,255
 * Symmetricom, Inc.                                                     48,932            386,563
 * Syms Corp.                                                            16,800            136,752
 * Symyx Technologies                                                    11,900            286,671
 * Synalloy Corp.                                                           200              1,864
 * Synaptics, Inc.                                                       14,800            283,716
 * Synergy Financial Group, Inc.                                          7,400             70,670
 * Synovis Life Technologies, Inc.                                       11,100             99,900
 * Synplicity, Inc.                                                      19,215            112,408
   Syntel, Inc.                                                          22,000            416,900
 * Synthetech, Inc.                                                      12,100             15,367
 * Syntroleum Corp.                                                      25,183            158,653
   Sypris Solutions, Inc.                                                10,468            198,892
 * Systemax, Inc.                                                        21,200            131,440
*# Tag-It Pacific, Inc.                                                   8,200             39,196
*# Take Two Interactive Software                                         23,300            693,641
 * TALK America Holdings, Inc.                                           25,900            243,719
   TALX Corp.                                                             9,376            217,523
   Tandy Brand Accessories, Inc.                                          2,500             33,600
 * Tanox, Inc.                                                           26,200            431,514
 * Tarrant Apparel Group                                                 15,200             28,728
   Tasty Baking Co.                                                       7,900             74,497
   TB Woods Corp.                                                         4,700             35,955
 * TBC Corp.                                                             19,800            502,722
 * Team, Inc.                                                             3,000             47,100
 * TeamStaff, Inc.                                                       11,000             25,080
   Teche Holding Co.                                                        400             14,250
 * Technitrol, Inc.                                                      22,100            459,901
   Technology Research Corp.                                              2,200             23,078
 * TechTeam Global, Inc.                                                 11,200             86,027
   Tecumseh Products Co. Class A                                          3,829            142,132
*# Tejon Ranch Co.                                                        7,100            246,583
*# Tekelec                                                               31,700            526,854
 * TeleCommunication Systems, Inc.                                       20,100            101,907
 * Teledyne Technologies Inc                                             22,900            421,818
 * Teletech Holdings, Inc.                                               69,585            523,279
 * Telik, Inc.                                                           12,500            286,250
 * Telular Corp.                                                         16,338            181,499
 * TenFold Corp.                                                          8,300             14,525

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tennant Co.                                                            5,200   $        197,600
 * Tenneco Automotive, Inc.                                              48,700            621,899
 * Terayon Communication Systems, Inc.                                   61,800            169,950
 * Terex Corp.                                                           40,708          1,200,479
 * Terra Industries, Inc.                                                78,500            363,455
 * Tesoro Petroleum Corp.                                                51,700          1,231,494
 * Tessco Technologies, Inc.                                              1,200             21,288
 * Tetra Tech, Inc.                                                      32,813            556,508
 * Tetra Technologies, Inc.                                              20,450            486,915
   Texas Industries, Inc.                                                 8,500            313,225
   Texas Regional Banchshares, Inc.
     Class A                                                             12,078            532,036
   Texas United Bancshares, Inc.                                            575             10,120
   TF Financial Corp.                                                       400             11,894
 * The Banc Corp.                                                        17,300            118,332
   The Brink's Co.                                                       23,718            733,598
 * The Dress Barn, Inc.                                                  29,200            511,292
 * The Geo Group, Inc.                                                   19,600            379,260
   The Marcus Corp.                                                      14,300            231,660
 * The Medicines Co.                                                     23,500            755,525
 # The Phoenix Companies, Inc.                                           25,700            300,947
 * The Sports Authority, Inc.                                            19,739            673,100
 * Theragenics Corp.                                                     37,800            161,406
 * Therma-Wave, Inc.                                                     26,100            103,095
 * Thermo-Electron Corp.                                                  3,150             96,957
 * TheStreet.com, Inc.                                                   23,200             87,232
 * Third Wave Technologies                                               40,262            195,271
 # Thomas & Betts Corp.                                                  46,600          1,139,836
   Thomas Industries, Inc.                                                9,200            312,984
   Thor Industries, Inc.                                                 33,800            939,978
*# Thoratec Corp.                                                        34,095            497,446
*# THQ, Inc.                                                             30,150            635,864
 * Three-Five Systems, Inc.                                              25,400            136,144
 * TIBCO Software, Inc.                                                 152,200          1,263,260
 * Tier Technologies, Inc. Class B                                       19,700            214,336
   TierOne Corp.                                                         13,077            272,786
 * TII Network Technologies, Inc.                                         1,800              2,520
   Timberland Bancorp, Inc.                                               1,500             33,300
 * Timberland Co. Class A                                                 2,100            130,200
 * Timco Aviation Services, Inc.                                            630                252
 * Time Warner Telecom, Inc.                                             43,200            184,032
 * Tipperary Corp.                                                        4,600             15,042
 * TippingPoint Technologies, Inc.                                        1,800             50,400
 * Titan Corp.                                                           22,810            430,881
 * Titan Pharmaceuticals, Inc.                                           32,778            108,167
 * Titanium Metals Corp.                                                  1,520            137,180
 * TiVo, Inc.                                                            29,400            223,734
   Todd Shipyards Corp.                                                   2,050             36,080
 * Todhunter International, Inc.                                            200              2,800
 * Tofutti Brands, Inc.                                                     800              2,560
 * Toll Brothers, Inc.                                                   27,800          1,137,298
 * Tollgrade Communications, Inc.                                        15,800            174,590
 * Too, Inc.                                                             34,400            578,952
   Topps, Inc.                                                           36,100            312,987
 * Torch Offshore, Inc.                                                  11,900             31,416
 * Toreador Resources Corp.                                               3,200             16,832
   Toro Co.                                                              28,200          1,810,440
 * Total Entertainment Restaurant Corp.                                   9,455            123,567
 * Total Logistics, Inc.                                                  2,100             40,268
 * Tower Automotive, Inc.                                                64,700            240,037
 * Tractor Supply Co.                                                    23,600            909,308
 * Tradestation Group, Inc.                                              18,900   $        128,709
 # Traffix, Inc.                                                          8,500             58,990
 * Trammell Crow Co.                                                     38,800            493,148
 * Trans World Entertainment Corp.                                       38,200            381,236
 * Transact Technologies, Inc.                                            2,550             82,161
 * Transaction Systems Architects, Inc.                                  13,900            262,293
 * Transcat, Inc.                                                           300                948
 * Transgenomic, Inc.                                                    23,200             35,960
 * Transkaryotic Therapies, Inc.                                         34,657            499,754
 * Transmeta Corp.                                                       84,000            183,120
 * Transmontaigne Oil Co.                                                41,576            241,972
 * Transport Corp. of America                                             3,000             21,600
 * Transpro, Inc.                                                         8,200             48,585
 * Transtechnology Corp.                                                  2,700             18,630
 * TransTexas Gas Corp. Class A                                               1                  0
 * Transwitch Corp.                                                      61,800             95,172
 * TRC Companies, Inc.                                                   15,200            250,952
   Tredegar Industries, Inc.                                             22,000            317,900
*# Trestle Holdings Inc.                                                     80                200
 * Trex Co., Inc.                                                         8,800            319,704
 * Triad Guaranty, Inc.                                                  10,800            620,568
 * Triad Hospitals, Inc.                                                  3,596            127,155
   Triarc Companies, Inc. Class A                                        12,500            135,625
   Triarc Companies, Inc. Class B                                        25,000            267,750
   Trico Bancshares                                                       2,400             43,824
*# Trico Marine Services, Inc.                                           31,970              7,353
 * Trident Microsystems, Inc.                                            27,750            424,575
 * Trimble Navigation, Ltd.                                              24,000            648,480
 * Trimeris, Inc.                                                        15,700            230,162
   Trinity Industries, Inc.                                              15,700            449,177
 * TriPath Imaging, Inc.                                                 34,600            317,628
 * Tripath Technology, Inc.                                              26,000             98,020
 * Tripos, Inc.                                                           9,664             54,022
 * Triquint Semiconductor, Inc.                                          94,807            529,023
 * Triton PCS Holdings, Inc.                                             29,700            140,184
 * Triumph Group                                                         12,400            394,444
 * TriZetto Group, Inc.                                                  40,800            266,424
*# Tropical Sportswear International
     Corp.                                                               13,000             28,600
 * Trover Solutions, Inc.                                                 5,000             34,000
 * Troy Group, Inc.                                                       8,057             26,427
 * Trump Hotels & Casino Resorts, Inc.                                    1,000              1,970
   Trustco Bank Corp.                                                    19,160            247,356
   TSR, Inc.                                                              1,000              6,690
 * TTM Technologies, Inc.                                                40,100            457,140
 * Tuesday Morning Corp.                                                 12,500            356,875
 * Tufco Technologies, Inc.                                               2,000             16,980
 * Tularik, Inc.                                                         37,900            937,646
 * Tumbleweed Communications Corp.                                       21,000            104,580
 # Tupperware Corp.                                                      15,000            274,050
 * TurboChef Technologies, Inc.                                           3,200             12,640
 * Turnstone Systems, Inc.                                                   63                  9
 * Tut Systems, Inc.                                                     18,900             58,401
 * Tutogen Medical, Inc.                                                  1,000              4,150
 * Tweeter Home Entertainment Group,
     Inc.                                                                29,500            196,470
 * Tyler Technologies, Inc.                                              41,200            366,680
 * U.S. Concrete, Inc.                                                   35,515            247,895
 * U.S. Physical Therapy, Inc.                                           10,600            131,016
 * U.S. Xpress Enterprises, Inc. Class A                                  3,300             42,735
 * UbiquiTel, Inc.                                                       45,100            190,773

                                                                         SHARES             VALUE+
                                                                         ------             ------
   UCBH Holdings, Inc.                                                   15,800   $        599,452
   UGI Corp.                                                             13,000            417,170
 * UICI                                                                  39,400            783,272
   UIL Holdings Corp.                                                     3,389            150,472
 * Ulticom, Inc.                                                         42,464            399,162
*# Ultimate Electronics, Inc.                                            16,200             57,996
 * Ultimate Software Group, Inc.                                         13,400            172,190
 * Ultralife Batteries, Inc.                                              4,000             79,880
 * Ultratech Stepper, Inc.                                               22,800            347,472
   UMB Financial Corp.                                                    7,405            376,544
   Umpqua Holdings Corp.                                                 14,665            278,928
 * Unico American Corp.                                                   1,200              7,069
 * Unifi, Inc.                                                           47,000            109,510
   Unifirst Corp.                                                         5,800            150,800
 * Uni-Marts, Inc.                                                          200                438
   Union Community Bancorp                                                  400              7,138
 * Uniroyal Technology Corp.                                              1,900                  2
 # Unisource Energy Corp.                                                13,000            320,840
 * Unit Corp.                                                            30,600            871,794
   United Auto Group, Inc.                                               32,710            946,300
   United Bankshares, Inc. WV                                            17,607            549,338
   United Community Banks, Inc.                                          14,473            342,576
   United Community Financial Corp.                                      19,900            240,989
   United Financial Corp.                                                   165              4,092
 * United Financial Mortgage Corp.                                        1,500              7,800
   United Fire & Casualty Co.                                               300             16,605
   United Guardian, Inc.                                                    900              5,724
   United Industrial Corp.                                                6,600            138,600
 * United Natural Foods, Inc.                                            22,000            556,380
 * United Online, Inc.                                                   35,941            675,331
 * United PanAm Financial Corp.                                           6,500             94,250
 * United Rentals, Inc.                                                  52,600            899,460
 * United Retail Group, Inc.                                             11,528             31,702
 * United Stationers, Inc.                                               36,700          1,383,957
 * United Surgical Partners International,
     Inc.                                                                19,200            748,992
 * United Therapeutics Corp.                                             18,100            428,246
   Unitedhealth Group, Inc.                                              12,136            791,874
   Unity Bancorp, Inc.                                                    2,415             31,395
 * Universal Access Global Holdings,
     Inc.                                                                    20                 22
 * Universal American Financial Corp.                                    59,200            648,240
 * Universal Compression Holdings, Inc.                                  24,000            710,160
   Universal Corp.                                                       10,100            475,306
 * Universal Display Corp.                                               12,000            137,760
 * Universal Electronics, Inc.                                           16,300            240,262
   Universal Forest Products, Inc.                                       13,700            396,752
 * Universal Stainless & Alloy Products,
     Inc.                                                                 5,100             55,238
   Unizan Financial Corp.                                                10,573            272,572
 * Unova, Inc.                                                           56,100            973,335
 * UQM Technologies, Inc.                                                11,200             33,600
*# Urban Outfitters, Inc.                                                18,200            999,544
 * Urologix, Inc.                                                        22,712            319,104
 * URS Corp.                                                             26,100            657,198
 * US Energy Corp.                                                        5,600             13,104
 * US LEC Corp.                                                          31,700            122,679
 * US Oncology, Inc.                                                     68,653          1,006,453
 * USA Truck, Inc.                                                        1,300             15,093
 * USANA, Inc.                                                            9,600            267,264
   USB Holding Co., Inc.                                                  3,880             85,438
*# USDATA Corp.                                                             360   $             14
   Usec, Inc.                                                            24,863            194,677
   USF Corp.                                                             12,800            368,000
 * Utah Medical, Inc.                                                     2,000             51,810
 * VA Software Corp.                                                     35,000             82,600
 * Vail Resorts, Inc.                                                    30,650            458,218
   Valeant Pharmaceuticals International                                 13,700            250,436
   Valhi, Inc.                                                            1,500             16,650
 * Valley National Gases, Inc.                                            1,100             10,945
   Valmont Industries, Inc.                                              13,700            284,960
 * Valpey Fisher Corp.                                                    1,300              4,342
 * ValueClick, Inc.                                                      77,658            849,579
 * Valuevision Media, Inc. Class A                                       29,500            354,000
 * Vans, Inc.                                                            23,200            473,512
*# Varco International, Inc.                                              8,331            168,286
 * Varian Semiconductor Equipment
     Associates, Inc.                                                    17,600            647,152
 * Varian, Inc.                                                          16,800            747,600
 * Variflex, Inc.                                                         1,000              6,700
 * Vascular Solutions, Inc.                                               8,300             89,640
 * Vastera, Inc.                                                         48,536            167,449
 * Vaxgen, Inc.                                                          15,000            238,050
 * VCA Antech, Inc.                                                      10,800            464,400
   Vector Group, Ltd.                                                     3,700             58,830
 * Veeco Instruments, Inc.                                               19,400            500,908
 * Ventana Medical Systems, Inc.                                          7,300            376,680
 * Venturi Partners, Inc.                                                    48                661
 * Verilink Corp.                                                        10,900             49,050
 * Veritas DGC, Inc.                                                     36,100            690,954
 * Verity, Inc.                                                          34,790            483,581
 * Vermont Pure Holdings, Ltd.                                           10,100             30,603
 * Versar, Inc.                                                           5,600             28,784
 * Verso Technologies, Inc.                                               1,048              1,661
 * Vertex Pharmaceuticals, Inc.                                          40,900            359,920
   Vesta Insurance Group, Inc.                                           27,200            161,840
 * Vestin Group, Inc.                                                     3,100              7,750
 * Vialta, Inc.                                                          10,203              3,877
 * Viasat, Inc.                                                          22,600            520,704
 * Viasys Healthcare, Inc.                                                  460              9,651
 * Vical, Inc.                                                           24,900            137,199
 * Vicon Industries, Inc.                                                 2,000             10,540
 * Vicor Corp.                                                           28,500            396,150
 * Vicuron Pharmaceuticals, Inc.                                         14,300            198,770
 # Video Display Corp.                                                    1,340             24,790
*# Viewpoint Corp.                                                       24,546             67,990
 * Vignette Corp.                                                       115,800            191,070
 * Viisage Technology, Inc.                                              22,400            219,744
   Village Super Market, Inc.                                               700             22,841
   Vintage Petroleum, Inc.                                               52,700            821,593
 * Virage Logic Corp.                                                    21,900            164,907
 * Virbac Corp.                                                           9,500             28,500
 * Virologic, Inc.                                                       26,500             74,200
*# ViroPharma, Inc.                                                      23,000             42,320
   Visteon Corp.                                                         35,700            391,272
 * Visual Networks, Inc.                                                 17,700             56,994
 * Visx, Inc. DE                                                         52,700          1,238,977
 * Vita Food Products, Inc.                                               1,600              7,520
 * Vital Images, Inc.                                                     9,950             96,714
   Vital Signs, Inc.                                                     10,200            275,400
 * VitalWorks, Inc.                                                      50,400            171,360
 * Vitesse Semiconductor, Inc.                                          120,000            655,200

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Vitria Technology, Inc.                                               31,460   $         89,346
 * Vivus, Inc.                                                           34,100            140,151
 * Vl Dissolution Corp                                                    1,011                629
 * Volt Information Sciences, Inc.                                       17,500            449,750
   Vulcan International Corp.                                               200              8,680
 * Vyyo, Inc.                                                            14,341            105,263
 * W-H Energy Services, Inc.                                             26,400            487,872
 * Wabash National Corp.                                                 23,200            610,160
   Wabtec Corp.                                                          22,794            375,873
   Walter Industries, Inc.                                               36,400            463,372
 * Warnaco Group, Inc.                                                   13,400            267,062
   Warwick Community Bancorp, Inc.                                        1,100             33,770
   Washington Banking Co.                                                 1,012             16,293
   Washington Savings Bank FSB                                              600              6,234
   Washington Trust Bancorp, Inc.                                         7,400            186,110
 * Waste Connections, Inc.                                               20,000            850,000
   Waste Industries USA, Inc.                                            14,400            162,720
 * WatchGuard Technologoes, Inc.                                         38,865            253,011
 * Water Pik Technologies, Inc.                                           6,500            108,485
   Watsco, Inc. Class A                                                  19,400            507,698
 * Watson Wyatt & Co., Holdings                                          13,700            358,255
   Watts Water Technologies, Inc.                                         9,000            218,430
   Wausau-Mosinee Paper Corp.                                            38,500            585,585
   Waypoint Financial Corp.                                              13,917            381,326
 * WCI Communities, Inc.                                                 34,700            772,075
   WD-40 Co.                                                              7,000            213,220
 * Webco Industries, Inc.                                                   200                981
 * WebEx Communications, Inc.                                            11,300            266,793
 * WebMD Corp.                                                            6,500             57,590
 * webMethods, Inc.                                                      48,300            421,176
 * Websense, Inc.                                                        13,600            440,368
   Webster Financial Corp.                                                3,036            142,206
 * Weider Nutrition International, Inc.                                   3,900             18,096
   Weis Markets, Inc.                                                     4,093            139,776
   Wellco Enterprises, Inc.                                                 200              3,820
   Wellman, Inc.                                                         15,300            121,635
   Wells Fargo & Co.                                                      2,895            170,226
 * Wells-Gardner Electronics Corp.                                        2,893             13,568
   Werner Enterprises, Inc.                                              32,832            626,763
   Wesbanco, Inc.                                                         8,000            220,320
 * WESCO International, Inc.                                             36,214            600,428
   West Coast Bancorp                                                     9,360            206,014
 * West Corp.                                                             1,900             49,096
 * West Marine, Inc.                                                     19,600            514,696
   West Pharmaceutical Services, Inc.                                     8,800            334,488
 * Westaff, Inc.                                                         10,800             28,080
   Westar Energy, Inc.                                                   17,200            339,184
   Westbank Corp.                                                           661             12,447
 * Westcoast Hospitality Corp.                                            2,200             12,694
   Westcorp, Inc.                                                        13,560            582,402
 * Westell Technologies, Inc.                                            26,600            146,300
*# Western Digital Corp.                                                 55,100            503,614
   Western Gas Resources, Inc.                                            8,000            442,400
   Western Ohio Financial Corp.                                             200              6,630
 * Western Wireless Corp.                                                21,500            588,670
 * Westport Resources Corp.                                              11,523            398,696
   Westwood Holdings Group, Inc.                                          1,703             29,581
 * Wet Seal, Inc. Class A                                                27,800            162,074
 * WFS Financial, Inc.                                                   23,600          1,107,076
   WGL Holdings, Inc.                                                    11,500            316,365
 * White Electronics Designs Corp.                                       24,400            155,916
 * Whitehall Jewelers, Inc.                                              18,200   $        145,782
*# WHX Corp.                                                              2,500              4,050
 * Wickes, Inc.                                                           1,800                225
 * Wild Oats Markets, Inc.                                               30,100            407,855
   Wiley (John) & Sons, Inc. Class A                                        900             28,620
 * William Lyon Homes, Inc.                                              10,900            977,730
 * Williams Industries, Inc.                                              1,500              5,273
 * Willis Lease Finance Corp.                                             4,900             40,425
   Willow Grove Bancorp, Inc.                                             2,700             41,067
 * Wilshire Oil Co. of Texas                                                800              4,008
 * Wilson Greatbatch Technologies, Inc.                                  11,300            307,360
 * Wilsons The Leather Experts, Inc.                                     19,250             64,488
 * Wind River Systems, Inc.                                              72,218            743,123
 # Winn-Dixie Stores, Inc.                                               51,800            327,894
   Winnebago Industries, Inc.                                            20,600            585,040
   Wintrust Financial Corp.                                               8,750            415,800
 * Wireless Facilities, Inc.                                             43,000            407,640
   Wireless Telecom Group, Inc.                                           6,700             20,000
 * Wiser Oil Co.                                                         12,900            136,353
 * Witness Systems, Inc.                                                 28,400            409,244
 * WMS Industries, Inc.                                                  24,900            764,430
 * Wolverine Tube, Inc.                                                  14,400            163,872
   Wolverine World Wide, Inc.                                            20,800            548,080
   Woodhead Industries, Inc.                                              5,000             75,300
   Woodward Governor Co.                                                  4,700            312,315
 * World Acceptance Corp.                                                17,900            320,231
   World Fuel Services Corp.                                              7,000            308,490
   World Wrestling Federation
     Entertainment, Inc.                                                  5,600             67,984
 * WorldQuest Networks, Inc.                                              2,300              7,316
 * Worldwide Restaurant Concepts, Inc.                                   34,800            116,232
   Worthington Industries, Inc.                                          16,900            323,466
 * Wright Medical Group, Inc.                                            13,700            444,702
   WSI Industries, Inc.                                                     100                267
   WVS Financial Corp.                                                      500              9,000
   X-Rite, Inc.                                                          10,600            141,828
 * Xanser Corp.                                                          12,100             30,613
 * Xeta Corp.                                                             1,000              5,099
 * Xicor, Inc.                                                           15,600            234,780
 * XM Satellite Radio Holdings, Inc.                                     57,100          1,437,778
 * Yankee Candle Co., Inc.                                               17,700            495,600
   Yardville National Bancorp                                             7,100            178,565
 * Yellow Roadway Corp.                                                  26,367            941,566
   York International Corp.                                              12,900            477,042
 * Young Broadcasting, Inc. Class A                                       8,400            120,288
   Young Innovations, Inc.                                                4,500            123,210
 * Zapata Corp.                                                             600             40,800
 # Zenith National Insurance Corp.                                        2,500            115,575
 * Zevex International, Inc.                                                600              2,052
 * Zhone Technologies, Inc.                                              10,100             33,128
 * Zila, Inc.                                                            38,800            197,492
*# Zix Corp.                                                             16,689            149,200
 * Zoll Medical Corp.                                                     8,900            275,010
*# Zoltek Companies, Inc.                                                20,000            145,600
 * Zomax, Inc.                                                           41,900            159,639
 * Zoran Corp.                                                           27,433            481,998
 * Zygo Corp.                                                            21,680            229,808
 * Zymogenetics, Inc.                                                    21,800            347,056
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $487,268,210)                                                                 780,548,405
                                                                                  ----------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
 RIGHTS/WARRANTS -- (0.0%)
 * A Intell Check Rights 10/04/02                                            60   $              0
 * Anacomp, Inc. Class B Warrants 12/10/06                                    0                  0
*# Angeion Corp. Warrants 10/31/07                                           25                  0
 * Chart Industries, Inc. Warrants 09/15/10                                   6                 46
 * Chiquita Brands International, Inc. Warrants 03/19/09                    463              2,185
 * Del Global Technologies Corp. Warrants 03/28/08                          442                265
 * Lodgian, Inc. Class A Warrants 11/25/07                                   96                 20
 * Lodgian, Inc. Class B Warrants 11/25/09                                  295                 68
 * Magnum Hunter Resources Warrants 03/21/05                              4,000              2,400
 * Orbital Science Corp. Warrants 08/31/04                                  183              1,437
 * Peoples Community Bancorp Rights 04/20/04                                550                  0
 * Timco Aviation Services Warrants 02/27/07                              1,484                  0
                                                                                  ----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $12,367)                                                                            6,421
                                                                                  ----------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
 BONDS -- (0.0%)
 * Del Global Technologies Corp. Subordinated Promissory
     Note 6.00%, 03/28/07                                      $              1                  0
 * Timco Aviation Services, Inc. Jr. Subordinated
     Note 8.00%, 01/02/07                                                     0                  0
                                                                                  ----------------
 TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                  ----------------
 TEMPORARY CASH INVESTMENTS -- (9.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $15,388,000 U.S. Treasury
    Notes 6.00%, 08/15/04, valued at $15,811,170) to be
    repurchased at $15,578,540 (Cost $15,577,000)                        15,577         15,577,000
  Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
    06/01/04 (Collateralized by $60,435,000 U.S. Treasury
    Obligations 6.75%, 05/15/05, valued at $63,449,770) to
    be repurchased at $62,207,661 (Cost $62,201,026)~                    62,201         62,201,026
                                                                                  ----------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $77,778,026)                                                                   77,778,026
                                                                                  ----------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $565,058,603)++                                                          $    858,332,852
                                                                                  ================

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ~ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $566,176,214.

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
 UNITED KINGDOM --  (22.8%)
 COMMON STOCKS -- (22.8%)
   Abbey National P.L.C.                                                715,100   $      5,886,636
   Aggregate Industries P.L.C.                                          736,996          1,138,888
   Alliance & Leicester P.L.C.                                           79,000          1,195,137
   Allied Domecq P.L.C.                                                  80,900            672,771
   Amvescap P.L.C.                                                      167,100          1,121,050
   Arriva P.L.C.                                                        107,620            769,381
   Associated British Foods P.L.C.                                      406,483          4,773,570
   Associated British Ports Holdings
     P.L.C.                                                             187,900          1,506,771
   Aviva P.L.C.                                                       1,170,698         11,429,458
   BAA P.L.C.                                                           617,969          6,164,807
   BAE Systems P.L.C.                                                 1,621,763          6,118,623
   Barratt Developments P.L.C.                                          122,817          1,292,254
   BBA Group P.L.C.                                                     260,236          1,211,871
   Bellway P.L.C.                                                        57,000            789,007
   Berkeley Group P.L.C.                                                 69,621          1,176,499
   BG Group P.L.C.                                                      558,000          3,399,426
   Bovis Homes Group P.L.C.                                              66,000            618,682
   BPB P.L.C.                                                            88,200            628,918
   Bradford & Bingley P.L.C.                                             35,034            178,468
   Brambles Industries P.L.C.                                           394,000          1,530,953
   Britannic P.L.C.                                                     101,500            641,138
 * British Airways P.L.C                                                573,000          2,662,916
   British Land Co. P.L.C                                               280,266          3,443,315
   British Vita P.L.C.                                                  115,600            545,897
   Brixton P.L.C.                                                       139,200            740,604
   BT Group P.L.C.                                                      589,887          1,980,742
 * Cable and Wireless P.L.C.                                          1,071,350          2,422,431
 * Canary Wharf Group P.L.C.                                            319,000          1,731,417
   Carillion P.L.C.                                                       3,282             10,031
   Carnival P.L.C.                                                       13,231            593,789
   Carphone Warehouse Group P.L.C.                                      100,000            252,080
 * Chorion P.L.C.                                                            38                147
 * Colt Telecom Group P.L.C.                                            856,000          1,318,691
 * Corus Group P.L.C.                                                 2,532,150          1,569,673
   DeVere Group P.L.C.                                                   27,633            223,130
 * Dimension Data Holdings P.L.C.                                       587,000            329,229
   Dixons Group P.L.C.                                                  666,805          1,862,366
 * Duelguide Units P.L.C.                                                11,933            117,663
 * Easyjet P.L.C.                                                       184,000            671,578
   Emap P.L.C.                                                           51,000            711,274
   FKI P.L.C.                                                           332,000            674,946
   Friends Provident P.L.C.                                             912,000          2,311,678
   Galen Holdings P.L.C.                                                 95,000          1,261,917
   GKN P.L.C.                                                           338,245          1,422,653
   Great Portland Estates P.L.C.                                        104,959            505,259
   Great Universal Stores P.L.C.                                        107,650          1,602,625
   Greene King P.L.C.                                                    41,000            684,639
   Hammerson P.L.C.                                                     157,600          1,954,909
   Hanson P.L.C.                                                        389,879          2,977,239
   HBOS P.L.C.                                                          184,851          2,421,930
 * HHG P.L.C.                                                           459,831            362,523
   Hilton Group P.L.C.                                                  916,113          4,456,489
   IMI P.L.C.                                                            57,000            384,381
   Intercontinental Hotels Group P.L.C.                                 402,508   $      3,858,455
 * International Power P.L.C.                                           609,500          1,623,215
 * Invensys P.L.C.                                                      502,872            149,725
   Johnson Matthey P.L.C.                                                 5,321             86,484
   Kesa Electricals P.L.C.                                               85,791            447,292
   Kingfisher P.L.C.                                                    826,666          4,333,376
   Land Securities Group P.L.C.                                          25,621            549,204
   Liberty International P.L.C.                                         177,700          2,410,830
   Logicacmg P.L.C.                                                     303,122          1,040,369
   London Merchant Securities P.L.C.                                    127,102            403,590
   Lonmin P.L.C.                                                          4,357             76,188
   Marks & Spencer Group P.L.C.                                         512,751          3,379,281
   Mersey Docks & Harbour Co. P.L.C.                                     40,360            510,723
   MFI Furniture Group P.L.C.                                            94,200            258,039
   Millennium and Copthorne Hotels
     P.L.C.                                                             147,070            853,581
   Mitchells & Butlers P.L.C.                                           296,123          1,407,709
 * MM02 P.L.C.                                                        4,595,000          8,223,887
   Morrison (Wm.) Supermarkets P.L.C.                                   569,797          2,385,890
   Northern Foods P.L.C.                                                 27,000             76,616
   Northern Rock P.L.C.                                                  25,000            332,083
   Novar P.L.C.                                                         212,807            487,621
   Pearson P.L.C.                                                       421,458          5,130,112
   Peninsular & Oriental Steam
     Navigation P.L.C.                                                  389,794          1,532,348
   Persimmon P.L.C.                                                     149,099          1,642,339
   Pilkington P.L.C.                                                    746,172          1,236,994
   Pillar Property P.L.C.                                                58,972            605,259
   Quintain Estates & Development
     P.L.C.                                                              66,000            481,272
   RAC P.L.C.                                                            50,498            613,820
   Rank Group P.L.C.                                                    125,890            708,472
   Rio Tinto P.L.C.                                                      18,664            449,132
   RMC Group P.L.C.                                                     151,000          1,519,632
   Rolls Royce Group P.L.C.                                             883,178          3,656,926
 * Rolls Royce Group P.L.C.                                          44,158,900             80,963
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                     1,543,798          2,291,853
   Sabmiller P.L.C.                                                     108,976          1,316,966
   Sainsbury (J.) P.L.C.                                              1,041,012          5,196,740
   Schroders P.L.C.                                                     117,000          1,299,885
   Scottish & Newcastle P.L.C.                                          477,871          3,737,746
   Scottish Power P.L.C.                                              1,034,743          7,501,805
 * Shire Pharmaceuticals Group P.L.C.                                   252,000          2,289,314
   Signet Group P.L.C.                                                   46,693            100,775
   Singer & Friedlander Group P.L.C.                                     88,568            381,706
   Slough Estates P.L.C.                                                238,000          1,873,518
   Smith (David S.) Holdings P.L.C.                                     220,800            631,592
   Smith (W.H.) P.L.C.                                                  143,000            938,214
   Somerfield P.L.C.                                                    283,000            743,854
   Stagecoach Holdings P.L.C.                                           709,956          1,067,443
   Stanley Leisure Organisation P.L.C.                                   67,544            580,839
   Tate & Lyle P.L.C.                                                   247,930          1,372,929
   Taylor Woodrow P.L.C.                                                321,396          1,494,774
   The Big Food Group P.L.C.                                            181,000            332,475
 * Thus Group P.L.C.                                                    693,187            330,830

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Trinity Mirror P.L.C.                                                166,578   $      1,895,171
   United Business Media P.L.C.                                         145,000          1,175,683
   Urbium P.L.C.                                                             23                230
   Vodafone Group P.L.C.                                              4,601,783         10,845,951
   Weir Group P.L.C.                                                      3,000             16,125
   Westbury P.L.C.                                                       58,674            460,827
   Whitbread P.L.C.                                                     170,562          2,500,760
   Wilson Bowden P.L.C.                                                  48,000            911,406
   Wimpey (George) P.L.C.                                               221,935          1,498,721
   Wincanton P.L.C.                                                      15,900             61,282
   Wolverhampton & Dudley
     Breweries P.L.C.                                                    37,368            562,774
   Woolworths Group P.L.C.                                              746,216            605,957
   XANSA P.L.C.                                                           2,941              4,554
                                                                                  ----------------
 TOTAL -- UNITED KINGDOM
   (Cost $162,398,334)                                                                 199,026,595
                                                                                  ----------------
 JAPAN -- (20.9%)
 COMMON STOCKS -- (20.9%)
   Acom Co., Ltd.                                                        13,300            891,852
   Aichi Steel Corp.                                                     74,000            304,341
   AIOI Insurance Co., Ltd.                                             239,700          1,042,871
   Aisin Seiki Co., Ltd.                                                 91,600          1,698,358
   Akita Bank, Ltd.                                                      57,000            224,301
   Alpine Electronics, Inc.                                              19,200            245,983
   Alps Electric Co., Ltd.                                               31,000            391,269
   Amada Co., Ltd.                                                      126,000            716,713
   Amano Corp.                                                            8,000             64,341
   Anritsu Corp.                                                         47,000            294,353
   Aoyama Trading Co., Ltd.                                              20,100            467,027
   Asahi Breweries, Ltd.                                                105,000          1,106,635
   Asahi Kasei Corp.                                                    187,000            920,304
   Asatsu-Dk, Inc.                                                       15,800            408,416
 * Ashikaga Financial Group, Inc.                                        90,000                814
   Autobacs Seven Co., Ltd.                                              11,000            310,573
   Awa Bank, Ltd.                                                        64,000            367,590
   Bank of Iwate, Ltd.                                                    5,800            256,868
   Bank of Kyoto, Ltd.                                                  101,000            666,029
   Bank of Nagoya, Ltd.                                                  64,000            322,834
   Bosch Automotive Systems Corp.                                        19,000             68,435
   Canon Sales Co., Inc.                                                 22,000            279,530
   Casio Computer Co., Ltd.                                              72,000            959,619
   Chiba Bank, Ltd.                                                     268,000          1,542,254
   Chudenko Corp.                                                        19,200            330,386
   Chugoku Bank, Ltd.                                                    77,400            782,385
   Citizen Watch Co., Ltd.                                               82,000            857,011
   Coca-Cola West Japan Co., Ltd.                                        24,700            596,317
   Comsys Holdings Corp.                                                 46,000            341,280
   Cosmo Oil Co., Ltd.                                                  235,000            574,506
   Dai Nippon Ink & Chemicals, Inc.                                     229,000            520,110
   Dai Nippon Pharmaceutical Co., Ltd.                                   50,000            378,934
   Dai Nippon Printing Co., Ltd.                                        160,000          2,447,146
   Daicel Chemical Industries, Ltd.                                     136,000            591,297
   Daido Steel Co., Ltd.                                                162,000            388,703
*# Daiei, Inc.                                                           48,500            143,683
   Daihatsu Motor Co., Ltd.                                             166,000            976,094
   Dai-Ichi Pharmaceutical Co., Ltd.                                     36,900            610,513
   Daimaru, Inc.                                                         27,000            236,906
   Daio Paper Corp.                                                      10,000             89,547
   Daishi Bank, Ltd.                                                    120,000            412,162
   Daito Trust Construction Co., Ltd.                                     8,100            291,457
   Daiwa House Industry Co., Ltd.                                       202,200   $      2,282,683
   Daiwa Securities Co., Ltd.                                            17,000            118,666
   Denki Kagaku Kogyo KK                                                  4,000             12,634
   Ebara Corp.                                                          111,000            499,266
   Eighteenth Bank, Ltd.                                                  2,000              8,764
   Ezaki Glico Co., Ltd.                                                 45,000            319,958
   Fuji Electric Co., Ltd.                                              229,000            563,257
   Fuji Fire & Marine Insurance Co., Ltd.                               142,000            331,292
   Fuji Heavy Industries                                                248,000          1,222,759
   Fuji Oil Co., Ltd.                                                    26,100            304,334
   Fuji Photo Film Co., Ltd.                                            153,000          4,547,660
   Fujikura, Ltd.                                                       122,000            583,959
   Fujitsu, Ltd.                                                        127,000            857,691
   Fukui Bank, Ltd.                                                      12,000             47,571
   Fukuoka Bank, Ltd.                                                   201,000          1,040,917
   Fukuoka City Bank, Ltd.                                               32,000            101,767
   Fukuyama Transporting Co., Ltd.                                      104,000            473,709
 * Furukawa Electric Co., Ltd.                                          196,000            728,113
   Futaba Corp.                                                          10,000            262,238
   Futaba Industrial Co., Ltd.                                           24,000            371,343
   Glory, Ltd.                                                           23,500            332,811
   Gunma Bank, Ltd.                                                     162,000            745,347
   Gunze, Ltd.                                                           87,000            415,093
   Hachijuni Bank, Ltd.                                                 173,000          1,034,405
 * Hankyu Corp.                                                         218,000            840,208
   Hankyu Department Stores, Inc.                                        25,000            221,340
   Hanshin Electric Railway Co., Ltd.                                   102,000            331,097
   Heiwa Corp                                                            34,600            518,663
   Higo Bank, Ltd.                                                       91,000            522,678
   Hino Motors, Ltd.                                                     22,000            132,459
   Hiroshima Bank, Ltd.                                                 132,000            588,401
   Hitachi Cable, Ltd.                                                  139,000            624,479
   Hitachi Construction Machinery
     Co., Ltd.                                                            3,000             35,747
   Hitachi High-Technologies Corp.                                        9,000            124,996
   Hitachi Kokusai Electric, Inc.                                        31,000            214,915
   Hitachi Maxell, Ltd.                                                  37,100            544,027
   Hitachi Metals, Ltd.                                                 109,000            520,499
   Hitachi, Ltd.                                                        860,000          5,893,570
   Hokkoku Bank, Ltd.                                                   108,000            517,154
   Hokuetsu Paper Mills, Ltd.                                            61,000            327,342
   Hokugin Financial Group, Inc.                                        394,000            798,516
   House Foods Corp.                                                     41,000            527,437
   Hyakugo Bank, Ltd.                                                    80,000            475,902
   Hyakujishi Bank, Ltd.                                                 85,000            525,932
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                               398,000            567,435
 * Isuzu Motors, Ltd.                                                    88,000            207,528
 * Itochu Corp.                                                         147,000            602,711
   Itoham Foods, Inc.                                                    78,000            349,717
   Iyo Bank, Ltd.                                                        99,000            664,852
   Japan Airport Terminal Co., Ltd.                                      24,000            215,437
   JGC Corp.                                                             10,000             83,896
   Joyo Bank, Ltd.                                                      274,000          1,079,540
   Juroku Bank, Ltd.                                                    127,000            536,761
   Kagoshima Bank, Ltd.                                                  62,000            347,546
   Kajima Corp.                                                          21,000             68,605
   Kamigumi Co., Ltd.                                                   102,000            670,441
   Kandenko Co., Ltd.                                                    63,000            333,724
   Kansai Paint Co., Ltd., Osaka                                         57,000            335,367
   Katokichi Co., Ltd.                                                   17,300            305,123

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kawasaki Heavy Industries, Ltd.                                      681,000   $      1,017,148
   Kikkoman Corp.                                                        73,000            588,327
   Kinden Corp.                                                          84,000            467,611
   Kirin Brewery Co., Ltd.                                              220,000          2,090,655
   Kissei Pharmaceutical Co., Ltd.                                       21,000            448,618
   Kiyo Bank, Ltd.                                                       16,000             31,346
   Kobe Steel, Ltd.                                                   1,389,000          2,027,658
   Koito Manufacturing Co., Ltd.                                         48,000            333,380
   Kokuyo Co., Ltd.                                                      48,000            584,724
   Komatsu, Ltd.                                                        256,000          1,541,657
   Komori Corp.                                                          27,000            397,842
   Konica Corp.                                                          18,000            243,665
   Kubota Corp.                                                         232,000          1,073,453
   Kuraray Co., Ltd.                                                    121,000            909,406
   Kuraya Sanseido, Inc.                                                 41,300            617,994
   Kureha Chemical Industry Co., Ltd.                                    58,000            232,247
   KYORIN Pharmaceutical Co., Ltd.                                       25,000            327,289
   Lintec Corp.                                                           2,000             28,986
   Lion Corp.                                                            66,000            380,446
   Makita Corp.                                                          55,000            771,879
   Marubeni Corp.                                                       458,000          1,044,556
   Marui Co., Ltd.                                                      113,100          1,507,885
   Maruichi Steel Tube, Ltd.                                             36,000            541,116
   Matsushita Electric Industrial Co., Ltd.                             732,998         10,167,555
   Matsushita Electric Works, Ltd.                                       71,000            592,547
   Mazda Motor Corp.                                                     78,000            252,772
   Meiji Seika Kaisha, Ltd. Tokyo                                       122,000            494,821
   Michinoku Bank, Ltd.                                                  45,000            256,040
   Millea Holdings, Inc.                                                      0              6,218
   Mitsubishi Gas Chemical Co., Inc.                                    148,000            556,514
   Mitsubishi Heavy Industries, Ltd.                                  1,069,000          2,796,618
   Mitsubishi Logistics Corp.                                            51,000            444,618
   Mitsubishi Materials Corp.                                           348,000            665,507
*# Mitsubishi Motors Corp.                                              362,000            713,724
   Mitsubishi Rayon Co., Ltd.                                            20,000             69,954
   Mitsubishi Securities Co., Ltd.                                       59,000            699,484
   Mitsui Chemicals, Inc.                                               163,000            790,640
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                          407,000            688,326
   Mitsui Trust Holdings                                                226,000          1,504,372
   Mitsumi Electric Co., Ltd.                                            21,700            222,097
   Mizuho Holdings, Inc.                                                    238          1,022,338
   Mori Seiki Co., Ltd.                                                  22,700            189,591
   Morinaga Milk Industry Co., Ltd.                                      69,000            256,814
   Musashino Bank, Ltd.                                                  10,000            361,264
   Nagase & Co., Ltd.                                                    41,000            341,043
   Namco, Ltd.                                                            3,800             95,393
   Nanto Bank, Ltd.                                                      86,000            392,845
   NGK Insulators, Ltd.                                                 113,000            803,832
   NGK Spark Plug Co., Ltd.                                              70,000            629,843
   NHK Spring Co., Ltd.                                                  16,000             92,301
   Nichicon Corp.                                                        30,200            384,716
   Nichirei Corp.                                                        65,000            208,190
   Nifco, Inc.                                                           17,000            260,843
   Nihon Unisys, Ltd.                                                    32,700            242,393
   Nippon Broadcasting System, Inc.                                      10,060            491,685
   Nippon Electric Glass Co., Ltd.                                       38,000            814,646
   Nippon Kayaku Co., Ltd.                                               68,000            345,119
   Nippon Meat Packers, Inc., Osaka                                      70,000            762,182
   Nippon Mining Holdings, Inc.                                         181,500            838,262
   Nippon Mitsubishi Oil Corp.                                          479,800          2,726,780
   Nippon Paint Co., Ltd.                                                84,000   $        304,911
   Nippon Sanso Corp.                                                    18,000             82,386
   Nippon Sheet Glass Co., Ltd.                                         165,000            546,108
   Nippon Shinpan Co., Ltd.                                              90,000            307,139
   Nippon Shokubai Co., Ltd.                                             58,000            424,844
   Nippon Steel Corp.                                                   353,000            715,373
   Nippon Television Network Corp.                                        8,040          1,237,981
   Nipponkoa Insurance Co., Ltd.                                         33,000            189,807
   Nishimatsu Construction Co., Ltd.                                    103,000            349,777
   Nishi-Nippon Bank, Ltd.                                              123,000            553,512
   Nissay Dowa General Insurance
     Co., Ltd.                                                          125,000            628,023
   Nisshin Seifun Group, Inc.                                            72,000            661,874
   Nisshin Steel Co., Ltd.                                              305,000            615,135
   Nisshinbo Industries, Inc.                                            80,000            530,163
 * Nissho Iwai-Nichmen Holdings Corp.                                    65,500            348,851
   NOK Corp.                                                              2,000             71,513
   Noritsu Koki Co., Ltd.                                                 3,000             67,711
   Noritz Corp.                                                           1,000             15,574
   NSK, Ltd.                                                            159,000            719,559
   NTN Corp.                                                            123,000            568,610
   Obayashi Corp.                                                       192,000            916,506
   Oji Paper Co., Ltd.                                                  120,000            763,330
   Okumura Corp.                                                         85,000            417,621
   Omron Corp.                                                           17,000            376,521
   Onward Kashiyama Co., Ltd.                                            84,000          1,354,600
   PanaHome Corp.                                                        50,000            268,905
   Q.P. Corp.                                                            47,700            388,394
   Rengo Co., Ltd.                                                       70,000            314,994
 * Resona Holdings, Inc.                                                267,250            459,542
   Rinnai Corp.                                                          16,100            489,133
   Sakata Seed Corp.                                                      5,000             62,907
   San In Godo Bank, Ltd.                                                53,000            416,453
   Sankyo Co., Ltd.                                                      40,000            800,151
   Santen Pharmaceutical Co., Ltd.                                       18,500            269,487
   Sanwa Shutter Corp.                                                   48,000            246,212
   Sanyo Electric Co., Ltd.                                             112,000            437,568
   Sanyo Shinpan Finance Co., Ltd.                                       14,000            768,179
   Sapporo Breweries, Ltd.                                              166,000            539,096
   Sapporo Hokuyo Holdings, Inc.                                            112            586,061
   Seino Transportation Co., Ltd.                                        65,000            618,106
   Sekisui Chemical Co., Ltd.                                           171,000          1,261,684
   Sekisui House, Ltd.                                                  224,000          2,333,328
   Seventy-seven (77) Bank, Ltd.                                        117,000            689,634
   SFCG Co., Ltd.                                                         4,240            743,705
   Shiga Bank, Ltd.                                                      93,000            461,451
   Shikoku Bank, Ltd.                                                    52,000            309,847
   Shima Seiki Manufacturing Co., Ltd.                                    2,000             67,315
   Shimachu Co., Ltd.                                                    19,100            476,003
   Shimadzu Corp.                                                        39,000            200,991
   Shinko Securities Co., Ltd.                                          397,000          1,318,531
   Shizuoka Bank, Ltd.                                                  237,000          1,931,445
   Showa Denko KK                                                        78,000            167,158
   Showa Shell Sekiyu KK                                                 55,000            459,991
 * Snow Brand Milk Products Co., Ltd.                                    14,500             47,495
   Stanley Electric Co., Ltd.                                             7,000            115,113
   Sumitomo Bakelite Co., Ltd.                                           23,000            152,942
   Sumitomo Corp.                                                       205,000          1,581,547
   Sumitomo Electric Industries, Ltd.                                   237,000          2,279,948
   Sumitomo Forestry Co., Ltd.                                           50,000            514,838

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sumitomo Metal Industries, Ltd.
     Osaka                                                              441,000   $        494,737
   Sumitomo Metal Mining Co., Ltd.                                      119,000            708,817
   Sumitomo Mitsui Financial Group, Inc.                                     43            312,260
   Sumitomo Osaka Cement Co., Ltd.                                      135,000            326,535
   Sumitomo Rubber                                                      118,000            981,646
   Suzuken Co., Ltd.                                                     22,200            692,810
   Suzuki Motor Corp.                                                    27,000            439,599
   Taiheiyo Cement Corp.                                                284,000            620,313
   Taisei Corp.                                                         205,000            682,795
   Taiyo Yuden Co., Ltd.                                                 34,000            490,291
   Takara Standard Co., Ltd.                                             63,000            344,669
   Takashimaya Co., Ltd.                                                149,000          1,641,230
   Takefuji Corp.                                                        45,210          3,008,129
   Tanabe Seiyaku Co., Ltd.                                              13,000            113,946
   Teijin, Ltd.                                                         294,000            949,674
   Teikoku Oil Co., Ltd.                                                 91,000            464,674
   Toda Corp.                                                           120,000            442,455
   Toho Bank, Ltd.                                                       64,000            254,532
   Tokai Tokyo Securities Co., Ltd.                                      81,000            233,717
   Tokuyama Corp.                                                        95,000            406,124
   Tokyo Broadcasting System, Inc.                                       57,000          1,011,265
   Tokyo Steel Manufacturing Co., Ltd.                                   49,100            698,327
   Tokyo Style Co., Ltd.                                                 50,000            565,500
   Tokyo Tatemono Co., Ltd.                                              68,000            328,594
   Toppan Printing Co., Ltd.                                            221,000          2,689,267
   Toray Industries, Inc.                                               291,000          1,339,572
   Toshiba TEC Corp.                                                     88,000            382,886
   Tostem Inax Holding Corp.                                             70,840          1,451,636
   Toto, Ltd.                                                            99,000          1,063,838
   Toyo Ink Manufacturing Co., Ltd.                                      82,000            331,456
   Toyo Seikan Kaisha, Ltd.                                              73,000          1,197,639
   Toyo Suisan Kaisha, Ltd.                                              32,000            386,683
   Toyobo Co., Ltd.                                                      46,000            108,217
   Toyota Auto Body Co., Ltd.                                            32,000            487,282
   Toyota Industries Corp.                                               83,600          1,823,109
   UFJ Tsubasa Securities Co. Ltd.                                       40,000            183,166
   UNY Co., Ltd.                                                         91,000          1,123,631
   Victor Co. of Japan, Ltd.                                             37,000            434,881
   Wacoal Corp.                                                          54,000            572,557
   Yamagata Bank, Ltd.                                                   52,000            227,771
   Yamaguchi Bank, Ltd.                                                  74,000            754,355
   Yamanashi Chuo Bank, Ltd.                                             55,000            271,918
   Yamazaki Baking Co., Ltd.                                            107,000            991,335
   Yasuda Fire & Marine
     Insurance Co., Ltd.                                                243,840          2,126,136
   Yasuda Trust & Banking Co., Ltd.                                     780,000          1,541,605
   Yokohama Rubber Co., Ltd.                                            127,000            467,115
   York-Benimaru Co., Ltd.                                               12,000            343,516
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $143,611,516)                                                                 182,427,597
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $30,605)                                                                         30,715
                                                                                  ----------------
 TOTAL -- JAPAN
   (Cost $143,642,121)                                                                 182,458,312
                                                                                  ----------------
 FRANCE -- (10.1%)
 COMMON STOCKS -- (10.1%)
   Accor SA                                                               7,550   $        313,284
   AGF (Assurances Generales de
     France SA)                                                          47,376          2,872,467
   Air France                                                            87,846          1,437,082
   Air Liquide SA                                                         2,300            405,849
   Alcan, Inc.                                                           12,133            479,453
 * Alstom SA                                                            538,882            619,412
   Arcelor SA                                                            30,300            508,491
   AXA                                                                  366,289          7,534,130
   BNP Paribas SA                                                       111,800          6,834,373
   Bongrain SA                                                            2,870            193,054
   Bouygues                                                               1,600             55,203
 * Cap Gemini SA                                                         57,406          2,201,814
 * Club Mediterranee SA                                                   3,600            152,507
   Compagnie de Saint-Gobain                                             98,799          4,977,018
   Compagnie Francaise d'Etudes et
     de Construction Technip SA                                           4,890            658,783
   Credit Agricole SA                                                    45,600          1,121,290
   Credit Industriel et Commercial                                        3,760            679,551
   Dior (Christian) SA                                                   17,000          1,076,430
   Eiffage SA                                                             8,466            658,702
   Esso SA                                                                3,000            421,191
   Euler-Hermes SA                                                        3,851            212,554
 * Eurafrance                                                             4,941            303,703
   Faurecia SA                                                           12,754            826,533
   Fimalac SA                                                            18,999            742,652
   France Telecom SA                                                    276,260          6,675,107
   Gecina SA                                                              9,800            764,512
   Generale des Establissements
     Michelin SA Series B                                                34,950          1,707,672
   Groupe Danone                                                          5,300            914,788
   Havas SA                                                             102,553            544,409
   Imerys SA                                                              4,500          1,023,742
   LaFarge SA                                                            27,925          2,394,336
   LaFarge SA Prime Fidelity                                             11,870          1,028,424
   Lagardere S.C.A. SA                                                   14,400            879,607
   L'Oreal                                                               10,550            819,429
 * Nexans                                                                 4,485            147,293
   Pernod-Ricard SA                                                       7,875            986,218
   Peugeot SA                                                            66,000          3,727,142
   Pinault Printemps Redoute SA                                          18,938          1,980,013
   Rallye SA                                                              5,000            253,252
   Remy Cointreau SA                                                     24,533            819,158
   Renault SA                                                            65,432          4,875,786
   Rexel SA                                                               4,000            165,240
   SA Fromageries Bel la Vache
     Qui Rit                                                                500             77,497
   Sagem SA                                                               4,545            498,085
   Schneider SA                                                          41,010          2,762,537
 * Scor SA                                                              168,769            247,294
   SEB SA Prime Fidelite 2002                                               880             98,961
   SEB SA Prime Fidelity                                                  1,430            160,655
   Societe BIC SA                                                        19,397            841,466
   Societe des Ciments de Francais                                        9,600            746,374
   Societe du Louvre SA                                                     400             38,385
   Societe Generale d'Enterprise SA                                       2,640            253,555
   Societe Generale, Paris                                               39,300          3,333,414
   Suez (ex Suez Lyonnaise des Eaux)                                    181,750          3,539,471
   Thales SA                                                              1,800             63,522

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Thomson Multimedia                                                    57,806   $      1,103,028
   Unibail SA                                                             7,500            746,214
   Valeo SA                                                              21,100            856,335
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                         1,660            144,833
 * Veolia Environnement SA                                               40,500          1,083,882
 * Vivendi Universal SA                                                 251,818          6,426,354
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $71,173,176)                                                                   88,013,516
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
     (Cost $2,010)                                                        5,000              1,043
                                                                                  ----------------
 TOTAL -- FRANCE
   (Cost $71,175,186)                                                                   88,014,559
                                                                                  ----------------
 SWITZERLAND -- (7.9%)
 COMMON STOCKS -- (7.7%)
 * ABB, Ltd.                                                            108,800            609,870
   Baloise-Holding                                                       54,300          2,188,249
   Banque Cantonale Vaudoise                                              4,655            512,124
   Berner Kantonalbank                                                    8,700          1,033,387
 * Ciba Spezialitaetenchemie
     Holding AG                                                          47,300          3,231,712
   Cie Financiere Richemont AG
     Series A                                                           393,600         10,138,509
   Clariant AG                                                          165,900          2,290,403
   Converium Holding AG                                                   4,200            214,060
 * Credit Swisse Group                                                   70,010          2,408,576
 * Crossair AG, Basel                                                    17,777            170,202
   Ems-Chemie Holding AG                                                 10,050            836,992
   Givaudan SA                                                            7,680          4,107,088
   Helvetia Patria Holding                                                4,457            783,987
   Holcim, Ltd.                                                         120,362          6,263,923
   Jelmoli Holding AG                                                        40             50,061
   Kuoni Reisen Holding AG                                                  490            194,568
   Lonza Group AG                                                         9,000            439,659
   Luzerner Kantonalbank AG                                               4,000            639,109
   PSP Swiss Property AG                                                 30,000          1,046,217
   Rieters Holdings AG                                                    5,340          1,354,279
 * Saurer AG                                                              1,500             75,859
   Schindler Holding AG                                                     750            228,733
   Sig Holding AG                                                         6,375          1,090,553
 * Sika Finanz AG, Baar                                                   1,810            909,896
   Societe Generale de Surveillance
     Holding SA                                                           2,300          1,326,363
   St. Galler Kantonalbank                                                4,902            985,860
   Swatch Group AG                                                       11,500          1,604,570
 * Swiss Life AG                                                         34,000          4,285,640
   Swiss Reinsurance Co., Zurich                                         10,200            633,179
   Swisscom AG                                                            3,490          1,084,906
 * Syngenta AG                                                           77,200          6,124,008
 * Unaxis Holding AG                                                     15,800          1,789,368
 * Valiant Holding AG                                                     9,300            774,138
   Valora Holding AG                                                      4,120            975,464
 * Zimmer Holdings, Inc.                                                  8,088            683,457
 * Zurich Financial SVCS AG                                              37,400          5,884,489
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $57,484,625)                                                                   66,969,458
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
     (Cost $2,021,843)                                                            $      2,048,979
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Ems-Chemie Holdings AG
     Options 06/08/04                                                    10,050              7,932
                                                                                  ----------------
 * Swiss Life Holdings AG Rights
     06/02/04                                                            25,500                  0
                                                                                  ----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                 7,932
                                                                                  ----------------
 TOTAL -- SWITZERLAND
   (Cost $59,506,468)                                                                   69,026,369
                                                                                  ----------------
 GERMANY -- (7.1%)
 COMMON STOCKS -- (7.1%)
   Aachener und Muenchener
     Beteiligungs AG                                                     13,230            954,882
   Aareal Bank AG                                                         9,500            322,031
   Allianz AG                                                             3,590            375,310
   Altana AG                                                              1,800            117,114
   Audi AG                                                                1,000            270,489
   Axel Springer Verlag AG                                                1,100            111,524
   BASF AG                                                               50,700          2,598,198
   Bayer AG                                                             153,371          4,391,929
   Bayerische Motorenwerke AG                                             2,600            110,367
 * Bayerische Vereinsbank AG                                            190,855          3,224,059
   BHW Holding AG                                                         7,300            113,976
   Bilfinger & Berger Bau AG                                              9,900            325,557
   Commerzbank AG                                                       164,951          2,694,408
   Continental AG                                                        25,400          1,143,338
   DaimlerChrysler AG                                                   237,896         10,587,942
   Deutsche Bank AG                                                      93,278          7,342,563
   Deutsche Lufthansa AG                                                107,352          1,541,494
 * Dyckerhoff AG DM50                                                     1,000             30,586
   E.ON AG                                                               86,960          6,058,633
 * Fraport AG                                                            21,574            623,852
   Gehe AG                                                                2,100            119,753
 * Hannover Rueckversicherungs AG                                        12,636            429,761
 * Heidelberger Druckmaschinen AG                                        30,440            964,870
   Heidelberger Zement AG                                                36,405          1,603,822
   Hochtief AG                                                           22,338            490,256
   Hoechst AG                                                             9,600            577,173
 * Hypo Real Estate Holding AG                                           12,025            338,033
 * Infineon Technologies AG                                              64,600            875,115
   IVG Immobilien AG                                                      2,300             26,575
   Karstadt Quelle AG                                                    21,131            436,443
 * Koelnische Rueckversicherungs                                             80              7,815
   Linde AG                                                              25,045          1,296,942
   MAN AG                                                                21,800            805,251
   Merck KGAA                                                            14,998            836,287
   MG Technologies AG                                                    71,973            936,656
   Munchener Rueckversicherungs-
     Gesellschaft AG                                                      6,657            682,432
   Preussag AG                                                           64,755          1,256,925
   Rwe AG (NEU) Series A                                                  1,750             76,948
   Suedzucker AG                                                         10,816            215,837
   ThyssenKrupp AG                                                      191,342          3,200,506
   Vereins & Westbank AG                                                    700             21,696
   Volkswagen AG                                                         81,712          3,579,426

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * WCM Beteiligungs AG                                                   18,943   $         26,895
 * Wuestenrot & Wuerttemberg AG                                           2,500             55,302
                                                                                  ----------------
 TOTAL -- GERMANY
   (Cost $57,020,949)                                                                   61,798,971
                                                                                  ----------------
 AUSTRALIA -- (4.4%)
 COMMON STOCKS -- (4.4%)
   Amcor, Ltd.                                                          263,533          1,221,458
   AMP Limited                                                          560,151          2,226,454
   Ansell, Ltd.                                                         102,749            578,597
   APN News & Media, Ltd.                                               170,279            496,659
   AWB, Ltd.                                                            146,707            512,841
   AXA Asia Pacific Holdings, Ltd.                                    1,049,140          2,540,846
   BHP Steel Ltd                                                        413,911          1,830,105
   Boral, Ltd.                                                          324,075          1,355,242
   Brambles Industries, Ltd.                                            173,370            730,140
   Caltex Australia, Ltd.                                               162,809          1,003,465
   Commonwealth Bank of Australia                                       119,446          2,797,691
   CSR, Ltd.                                                            559,868            770,543
   Downer Group, Ltd.                                                   169,131            379,396
   Insurance Australiz Group, Ltd.                                      490,524          1,593,944
   Lend Lease Corp., Ltd.                                               247,138          1,771,028
   Lion Nathan, Ltd.                                                    322,146          1,516,701
   Mayne Group, Ltd.                                                    333,780            713,034
   Mirvac, Ltd.                                                         343,784          1,041,139
   National Australia Bank, Ltd.                                         26,428            564,829
   Onesteel, Ltd.                                                       339,498            544,412
   Origin Energy, Ltd.                                                  301,567          1,134,843
   Paperlinx, Ltd.                                                      269,041            934,182
   Publishing and Broadcasting, Ltd.                                    176,876          1,556,875
   Quantas Airways, Ltd.                                              1,124,794          2,753,731
   Rinker Group, Ltd.                                                   415,659          2,222,074
   Rio Tinto, Ltd.                                                       42,357          1,057,001
   Santos, Ltd.                                                         352,426          1,704,535
   Seven Network, Ltd.                                                  130,150            473,386
 * Southcorp, Ltd.                                                      448,938          1,012,453
   Suncorp-Metway, Ltd.                                                   5,358             52,746
   WMC Resources, Ltd.                                                  539,447          1,777,189
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $28,600,730)                                                                   38,867,539
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $11,836)                                                                         11,423
                                                                                  ----------------
 TOTAL -- AUSTRALIA
   (Cost $28,612,566)                                                                   38,878,962
                                                                                  ----------------
 NETHERLANDS -- (4.4%)
 COMMON STOCKS -- (4.4%)
   ABN-AMRO Holding NV                                                  108,641          2,314,071
   Aegon NV                                                             429,886          5,191,725
 * Air France                                                            11,770            191,160
   AM NV                                                                 24,806            217,874
   Buhrmann NV                                                           38,273            364,693
   DSM NV                                                                51,732          2,554,606
 * Hunter Douglas NV                                                     14,200            661,809
   IHC Caland NV                                                          2,493            117,597
   ING Groep NV                                                         304,740          6,883,720
 * Koninklijke Ahold NV                                                 311,876          2,439,683
   Koninklijke KPN NV                                                   599,000          4,356,986
   Koninklijke Nedlloyd NV                                                8,526   $        260,011
   Koninklijke Philips Electronics NV                                   236,867          6,469,468
   Koninklijke Vendex KBB NV                                              6,341            117,952
   Koninklijke Vopak NV                                                  41,200            678,210
   New Skies Satellites NV                                               31,006            250,995
   Nutreco Holding NV                                                     9,513            292,439
   NV Holdingsmij de Telegraaf                                           21,800            482,719
   Oce NV                                                                68,471          1,019,020
   Univar NV                                                             15,400            258,096
   Vedior NV                                                             50,525            753,341
 * Versatel Telecom International NV                                    110,500            220,367
   VNU NV                                                                71,387          2,101,983
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $36,865,005)                                                                   38,198,525
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          10,700             13,458
 * AM NV Coupons 06/04/04                                                24,806                  0
 * ING Groep NV Coupons 06/17/05                                        279,185                  0
 * Koninklijke Vopak NV Coupons
     06/04/04                                                            41,200                  0
                                                                                  ----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $13,840)                                                                           13,458
                                                                                  ----------------
 TOTAL -- NETHERLANDS
   (Cost $36,878,845)                                                                   38,211,983
                                                                                  ----------------
 SPAIN -- (3.5%)
 COMMON STOCKS -- (3.5%)
   Acerinox SA                                                           32,200          1,764,597
   Arcelor SA                                                            25,464            427,755
   Autopistas Concesionaria
     Espanola SA                                                        114,287          1,926,684
   Banco de Andalucia                                                     1,769            156,355
   Banco de Sabadell SA                                                  92,200          1,898,104
   Banco Pastor SA                                                        1,500             44,507
   Cementos Portland SA                                                  12,500            749,832
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                     103,680          1,179,857
   Ebro Puleva SA                                                        75,355            918,731
   Endesa SA, Madrid                                                    113,359          2,092,698
   Fomento de Construcciones y
     Contratas SA                                                        20,600            741,921
   Gas Natural SA, Buenos Aires                                          19,200            458,724
   Grupo Ferrovial SA                                                     2,300             90,538
   Iberia Lineas Aereas de Espana SA                                    415,300          1,192,784
   Inmobiliaria Colonial SA ICSA                                         27,400            664,298
   Inmobiliaria Urbis SA                                                 57,640            637,695
   Metrovacesa SA                                                        23,917            916,462
   OCP Construcciones SA, Madrid                                          9,123            445,284
   Red Electrica de Espana S.A.                                          24,600            407,725
   Repsol SA                                                            525,995         11,128,161
   Sociedad General de Aguas de
     Barcelona SA                                                        69,845          1,163,005
 * Sociedad General de Aguas de
     Barcelona SA                                                           551              9,245
   Sol Melia SA                                                          90,500            779,425
   Vallehermoso SA                                                       56,600            833,416
                                                                                  ----------------
 TOTAL -- SPAIN
   (Cost $21,650,438)                                                                   30,627,803
                                                                                  ----------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
 ITALY -- (3.5%)
 COMMON STOCKS -- (3.5%)
 * Alitalia Linee Aeree Italiane SpA
     Series A                                                         2,140,000   $        613,129
   Banca Monte Dei Paschi di
     Siena SpA                                                          915,125          2,838,196
 * Banca Nazionale del Lavoro SpA                                       749,034          1,569,448
   Banca Popolare di Lodi Scarl                                         133,150          1,219,882
   Banca Popolare di Milano                                             379,940          2,236,010
   Banca Popolare Rights                                                 34,500            315,973
   Benetton Group SpA                                                    61,500            696,606
   Buzzi Unicem SpA                                                     106,000          1,393,908
   Caltagirone Editore SpA                                              121,001            920,972
   Capitalia SpA                                                        492,295          1,455,118
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             625,000          1,271,301
   Compagnia Assicuratrice Unipol SpA                                   300,630          1,173,355
 * E.Biscom SpA                                                          12,000            698,125
 * Edison SpA                                                           155,856            270,000
   Erg SpA                                                              124,000            779,880
   Ericsson SpA                                                           4,247            168,611
 * Fiat SpA                                                             269,740          1,910,669
 * IFIL Finanziaria Partecipazioni SpA                                  367,850          1,303,235
   Intesabci SpA                                                        524,599          1,883,250
   Italcementi SpA                                                      154,040          1,927,364
   Italmobiliare SpA, Milano                                             17,226            804,439
   Milano Assicurazioni SpA                                             316,000          1,189,439
   Pirelli & Co. SpA                                                  1,013,332          1,039,764
   SAI SpA (Sta Assicuratrice Industriale),
     Torino                                                              57,183          1,272,149
   San Paolo-IMI SpA                                                     55,055            630,398
   SNIA SpA                                                              84,682             25,515
   Societe Cattolica di Assicurazoni
     Scarl SpA                                                            4,400            170,943
 * Sorin SpA                                                            127,023            325,740
 * Tiscali SpA                                                           73,000            319,878
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $28,093,230)                                                                   30,423,297
                                                                                  ----------------
 PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $47,699)                                                       3,000             12,827
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                           17,880              3,964
                                                                                  ----------------
 TOTAL -- ITALY
   (Cost $28,140,929)                                                                   30,440,088
                                                                                  ----------------
 SWEDEN -- (2.9%)
 COMMON STOCKS -- (2.7%)
 * Ainax AB                                                              12,438            349,123
 * ASEA AB                                                               29,000            162,462
   Atlas Copco AB Series A                                               13,200            487,331
   Atlas Copco AB Series B                                                6,600            224,618
   Billerud AB                                                           12,948            201,566
 * Bostads AB Drott                                                       9,375            168,505
 * Drott Series AB                                                       44,400            620,980
   Gambro AB Series A                                                   145,400          1,311,683
   Gambro AB Series B                                                    43,900            390,054
   Holmen AB Series B                                                    42,700          1,224,031
   Kinnevik Industrifoervaltnings AB
     Series B                                                            21,700   $        672,890
   NCC AB Series B                                                       24,800            209,538
   Netcom AB Series B                                                    12,500            538,017
   Nordic Baltic Holdings AB                                            314,400          2,130,523
   Skandinaviska Enskilda Banken
     Series A                                                            71,800          1,035,290
   SSAB Swedish Steel Series A                                           41,000            685,822
   SSAB Swedish Steel Series B                                           12,600            203,937
   Svenska Cellulosa AB Series B                                        107,500          4,165,636
   Svenska Kullagerfabriken AB Series A                                   7,700            278,492
   Svenska Kullagerfabriken AB Series B                                   9,900            361,195
   Telia AB                                                             328,000          1,386,614
 * Transcom Worldwide SA Series A                                           385              1,547
 * Transcom Worldwide SA Series B                                           715              3,093
   Trelleborg AB Series B                                                40,800            739,483
   Volvo AB Series A                                                     63,000          1,964,623
   Volvo AB Series B                                                    129,800          4,243,205
   Whilborg Fastigheter AB Class B                                       14,400            187,493
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $18,026,405)                                                                   23,947,751
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.2%)
 * Swedish Krona
     (Cost $1,218,457)                                                                   1,232,933
                                                                                  ----------------
 TOTAL -- SWEDEN
   (Cost $19,244,862)                                                                   25,180,684
                                                                                  ----------------
 HONG KONG -- (1.9%)
 COMMON STOCKS -- (1.8%)
   Cheung Kong Holdings, Ltd.                                           305,000          2,290,822
   China Overseas Land &
     Investment, Ltd.                                                 1,670,000            273,997
   China Travel International
     Investment, Ltd.                                                   952,000            167,271
   Chinese Estates Holdings, Ltd.                                       232,000            123,268
   Citic Pacific, Ltd.                                                  109,000            265,815
   Great Eagle Holdings, Ltd.                                            77,000            119,812
   Hang Lung Development Co., Ltd.                                      560,000            761,597
   Henderson Land Development
     Co., Ltd.                                                          280,000          1,206,430
   Hong Kong and Shanghai Hotels, Ltd.                                  151,000             87,087
   Hopewell Holdings, Ltd.                                              352,000            612,283
   Hutchison Whampoa, Ltd.                                              102,000            689,684
   Hysan Development Co., Ltd.                                          428,828            690,206
   I-Cable Communications, Ltd.                                          77,060             29,608
   Kerry Properties, Ltd.                                               546,802            884,674
   New Asia Realty & Trust Co., Ltd.                                    185,000             69,866
   New World Development Co., Ltd.                                    1,224,642            950,059
   Shanghai Industrial Holdings Ltd.                                    232,000            429,945
   Shangri-La Asia, Ltd.                                              1,010,854            993,026
   Shun Tak Holdings, Ltd.                                               46,000             18,725
   Sino Land Co., Ltd.                                                1,981,768          1,155,795
   Sung Hungkai Properties, Ltd.                                          5,000             42,452
   Tsim Sha Tsui Properties, Ltd.                                       255,000            311,102
   Wharf Holdings, Ltd.                                                 770,600          2,172,097
   Wheelock and Co., Ltd.                                               988,000          1,184,073
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $14,027,476)                                                                   15,529,694
                                                                                  ----------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
 INVESTMENT IN CURRENCY -- (0.1%)
 * Hong Kong Dollars
     (Cost $1,493,731)                                                            $      1,493,597
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06 (Cost $0)                                   190,400                  0
                                                                                  ----------------
 TOTAL -- HONG KONG
   (Cost $15,521,207)                                                                   17,023,291
                                                                                  ----------------
 FINLAND -- (1.9%)
 COMMON STOCKS -- (1.9%)
   Fortum Oyj                                                           538,483          6,322,592
   Huhtamaki Van Leer Oyj                                                64,400            845,007
   Kemira Oyj                                                            70,823            894,549
   Kesko Oyj                                                             71,100          1,399,798
   Metso Oyj                                                             93,027          1,139,284
   M-real Oyj Series B                                                  114,400            973,430
   Okobank Class A                                                        8,400             83,532
   Outokumpu Oyj Series A                                               121,900          1,846,826
   Rautaruukki Oyj Series K                                              16,100            119,860
   Stora Enso Oyj Series R                                               93,600          1,213,201
   Upm-Kymmene Oyj                                                       71,700          1,287,788
   Wartsila Corp. Oyj Series B                                            6,900            140,914
                                                                                  ----------------
 TOTAL -- FINLAND
   (Cost $9,830,967)                                                                    16,266,781
                                                                                  ----------------
 IRELAND -- (1.4%)
 COMMON STOCKS -- (1.4%)
   Allied Irish Banks P.L.C.                                             123,372          1,747,817
   Bank of Ireland P.L.C.                                                 95,775          1,133,857
   CRH P.L.C.                                                            179,739          3,817,561
   DCC P.L.C.                                                              7,379            120,078
 * Elan Corp. P.L.C.                                                     168,361          3,975,933
   Independent News & Media P.L.C.                                        33,824             80,014
   Irish Permanent P.L.C.                                                 86,649          1,303,667
                                                                                  ----------------
 TOTAL -- IRELAND
   (Cost $7,869,909)                                                                    12,178,927
                                                                                  ----------------
 BELGIUM -- (1.3%)
 COMMON STOCKS -- (1.3%)
   Ackermans & Van Haaren SA                                              1,842             43,985
   AGFA-Gevaert NV, Mortsel                                              31,600            768,472
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                             70,477          4,275,065
   Banque Nationale de Belgique                                             160            546,527
   Bekaert SA                                                             8,500            491,185
   Cie Martime Belge SA                                                     404             37,982
   Cofinimmo SA                                                             487             62,443
 * Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                43,163          2,018,105
   Dexia SA                                                              66,635          1,115,262
   D'Ieteren SA                                                             304             60,516
   Solvay SA                                                             10,900            877,279
   Tessenderlo Chemie                                                     9,995            349,877
 * Umicore-Strip VVPR                                                       720                131
   Union Miniere SA                                                      15,120            917,905
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $9,338,703)                                                                    11,564,734
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                              487   $              0
                                                                                  ----------------
 TOTAL -- BELGIUM
   (Cost $9,338,703)                                                                    11,564,734
                                                                                  ----------------
 EMU -- (1.2%)
 INVESTMENT IN CURRENCY -- (1.2%)
 * Euro Currency
     (Cost $10,547,127)                                                                 10,636,537
                                                                                  ----------------
 DENMARK -- (1.1%)
 COMMON STOCKS -- (1.1%)
   Carlsberg A.S. Series B                                               19,087            933,996
   Codan A.S                                                             14,760            618,596
   Danisco A.S                                                           12,420            588,624
   Danske Bank A.S                                                      181,926          4,136,419
 * Jyske Bank A.S                                                         9,300            490,333
   Koebenhavns Lufthavne                                                    620             87,941
   Nordea AB                                                             21,596            147,276
   Rockwool, Ltd.                                                         2,400             98,553
   Tele Danmark A.S                                                      68,630          2,315,315
 * Topdanmark A.S                                                         3,830            231,591
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $8,122,564)                                                                     9,648,644
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $377,221)                                                                       380,823
                                                                                  ----------------
 TOTAL -- DENMARK
   (Cost $8,499,785)                                                                    10,029,467
                                                                                  ----------------
 SINGAPORE -- (0.8%)
 COMMON STOCKS -- (0.8%)
   DBS Group Holdings, Ltd.                                             109,000            902,137
   Fraser & Neave, Ltd.                                                 154,710          1,227,018
   Haw Par Brothers International, Ltd.                                   1,594              4,377
   Keppel Corp., Ltd.                                                   471,000          1,841,647
   Keppel Land, Ltd.                                                     67,000             65,348
   Neptune Orient Lines, Ltd.                                           283,000            356,509
   Overseas Chinese Banking
     Corp., Ltd.                                                         53,000            373,496
   Sembcorp Industries, Ltd.                                             69,000             58,410
   Singapore Airlines, Ltd.                                             277,800          1,715,720
   Singapore Land, Ltd.                                                  59,000            133,944
   United Overseas Bank, Ltd.                                            46,000            351,081
   United Overseas Land, Ltd.                                            66,000             87,807
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $5,439,997)                                                                     7,117,494
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $23,067)                                                                         23,305
                                                                                  ----------------
 TOTAL -- SINGAPORE
   (Cost $5,463,064)                                                                     7,140,799
                                                                                  ----------------
 NORWAY -- (0.6%)
 COMMON STOCKS -- (0.5%)
 * Aker Kvaerner ASA                                                     29,400            469,419
   Den Norske Bank ASA Series A                                          78,600            498,700
   Norsk Hydro ASA                                                       12,780            793,072

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Norske Skogindustrier ASA Series A                                    89,100   $      1,485,394
   Prosafe ASA                                                            4,150             90,923
   Smedvig ASA Series A                                                   5,400             50,740
   Storebrand ASA                                                       173,400          1,164,701
 * Yara International ASA                                                 3,400             25,229
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $4,190,656)                                                                     4,578,178
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.1%)
 * Norwegian Krone
     (Cost $711,950)                                                                       721,392
                                                                                  ----------------
 TOTAL -- NORWAY
   (Cost $4,902,606)                                                                     5,299,570
                                                                                  ----------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A                                        8,700             60,571
   Alpha Credit Bank                                                     23,400            612,198
   Bank of Greece                                                         9,390            992,481
   Bank of Piraeus S.A                                                    5,000             58,250
   Commercial Bank of Greece                                             17,600            465,956
   Hellenic Petroleum S.A                                                62,610            478,534
   Hellenic Tellecommunication
     Organization Co. S.A                                                49,810            654,492
   Intracom S.A                                                         101,820            512,239
                                                                                  ----------------
 TOTAL -- GREECE
   (Cost $3,833,172)                                                                     3,834,721
                                                                                  ----------------
 PORTUGAL -- (0.3%)
 COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                         125,599            291,082
   Banco Espirito Santo e Comercial
     de Lisboa                                                           17,955            295,639
   BPI SGPS SA                                                          110,580            403,474
   Cimpor Cimentos de Portugal SA                                        55,300            290,134
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                     12,000            141,632
   Portucel-Empresa Produtora de
     Pasta de Papel SA                                                  593,270            999,380
                                                                                  ----------------
 TOTAL -- PORTUGAL
   (Cost $2,336,086)                                                                     2,421,341
                                                                                  ----------------
 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                     2,145            163,572
   OMV AG                                                                 2,720            477,000
 * Telekom Austria AG                                                    44,047            614,461
   Voestalpine AG                                                        20,565            917,642
                                                                                  ----------------
 TOTAL -- AUSTRIA
   (Cost $1,616,710)                                                                     2,172,675
                                                                                  ----------------
 NEW ZEALAND -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  93,436   $        394,118
   Carter Holt Harvey, Ltd.                                             897,600          1,105,320
   Fletcher Building, Ltd.                                               41,362            114,766
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $1,183,721)                                                                     1,614,204
                                                                                  ----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $31)                                                                                 29
                                                                                  ----------------
 TOTAL NEW ZEALAND
   (Cost $1,183,752)                                                                     1,614,233
                                                                                  ----------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
 TEMPORARY CASH
   INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $10,386,000 FNMA
     Discount Notes 0.96%, 06/16/04,
     valued at $10,380,807) to be
     repurchased at $10,228,011
     (Cost $10,227,000)                                        $         10,227         10,227,000
                                                                                  ----------------
  Repurchase Agreement, Mizuho
     Securities USA 1.00%, 06/01/04
     (Collateralized by $217,000
     U.S. Treasury Obligations 4.25%,
     11/15/13 valued at $211,697) to be
     repurchased at $206,624
     (Cost $206,601)~                                                       207   $        206,601
                                                                                  ----------------
 TOTAL INVESTMENTS -- (100.0%)
   (COST $719,647,379)++                                                          $    874,281,011
                                                                                  ================

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ~ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $720,639,916.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                          TAX-MANAGED                          TAX-MANAGED
                                                        U.S. MARKETWIDE     TAX- MANAGED      U.S. SMALL CAP
                                                             VALUE           U.S. EQUITY          VALUE
                                                           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                        ---------------   -----------------   --------------
ASSETS:
Investments at Value (including $0, $0, and $94,247,
   of securities on loan, respectively)                 $       960,972   $         490,019   $    1,885,845
Receivables:
   Investment Securities Sold                                        --                  --            1,382
   Dividends, Interest, and Tax Reclaims                             --                  --              930
   Securities Lending Income                                         --                  --               41
   Fund Shares Sold                                               1,759                 711            2,138
Prepaid Expenses and Other Assets                                    28                  72               35
                                                        ---------------   -----------------   --------------
     Total Assets                                               962,759             490,802        1,890,371
                                                        ---------------   -----------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                   --                  --           98,126
   Investment Securities Purchased                                1,470                 304            4,498
   Fund Shares Redeemed                                             289                 407            1,230
   Due to Advisor                                                   116                  40              726
Accrued Expenses and Other Liabilities                               35                  16              147
                                                        ---------------   -----------------   --------------
     Total Liabilities                                            1,910                 767          104,727
                                                        ---------------   -----------------   --------------
NET ASSETS                                              $       960,849   $         490,035   $    1,785,644
                                                        ===============   =================   ==============
SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                  79,952,677          42,052,565       87,119,724
                                                        ===============   =================   ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                           $         12.02   $           11.65   $        20.50
                                                        ===============   =================   ==============
Investments at Cost                                     $       727,283   $         423,009   $    1,283,010
                                                        ===============   =================   ==============

                                                                             TAX-MANAGED
                                                          TAX-MANAGED     DFA INTERNATIONAL
                                                        U.S. SMALL CAP          VALUE
                                                           PORTFOLIO          PORTFOLIO
                                                        ---------------   -----------------
ASSETS:
Investments at Value (including $59,047, $207, of
   securities on loan, respectively)                    $       858,333   $         874,281
Cash                                                                 --                  16
Receivables:
   Investment Securities Sold                                         9                 281
   Dividends, Interest, and Tax Reclaims                            221               3,358
   Securities Lending Income                                         25                  --
   Fund Shares Sold                                                 979                 992
Prepaid Expenses and Other Assets                                    25                  90
                                                        ---------------   -----------------
     Total Assets                                               859,592             879,018
                                                        ---------------   -----------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                               62,201                 207
   Investment Securities Purchased                                2,882              16,537
   Fund Shares Redeemed                                             224                 118
   Due to Advisor                                                   320                 343
Accrued Expenses and Other Liabilities                               58                 124
                                                        ---------------   -----------------
     Total Liabilities                                           65,685              17,329
                                                        ---------------   -----------------
NET ASSETS                                              $       793,907   $         861,689
                                                        ===============   =================
SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                  42,591,376          71,809,606
                                                        ===============   =================
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                           $         18.64   $           12.00
                                                        ===============   =================
Investments at Cost                                     $       565,059   $         719,647
                                                        ===============   =================

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                            TAX-MANAGED                        TAX-MANAGED
                                                          U.S. MARKETWIDE    TAX- MANAGED    U.S. SMALL CAP
                                                               VALUE         U.S. EQUITY          VALUE
                                                             PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                          ---------------    ------------    ---------------
INVESTMENT INCOME
   Dividends                                              $         5,022    $      2,339    $         7,723
   Interest                                                            66              34                129
   Income from Securities Lending                                      27              11                328
   Expenses Allocated from Master Fund                             (1,084)           (210)                --
                                                          ---------------    ------------    ---------------
        Total Investment Income                                     4,031           2,174              8,180
                                                          ---------------    ------------    ---------------
EXPENSES
   Investment Advisory Services                                        --              --              4,398
   Administrative Service Fees                                        659             320                 --
   Accounting & Transfer Agent Fees                                    33              17                274
   Custodian Fees                                                      --              --                 84
   Legal Fees                                                           5               2                 10
   Audit Fees                                                           1               1                 42
   Filing Fees                                                         20              26                 19
   Shareholders' Reports                                                9               4                 18
   Directors' Fees and Expenses                                         9               2                 18
   Other                                                                3               1                 16
                                                          ---------------    ------------    ---------------
        Total Expenses                                                739             373              4,879
        Fees Waived, Expenses Reimbursed and/or
           Previously Waived Fees Recovered by
           Advisor (Note C)                                            --             (48)                --
                                                          ---------------    ------------    ---------------
   Net Expenses                                                       739             325              4,879
                                                          ---------------    ------------    ---------------
   NET INVESTMENT INCOME (LOSS)                                     3,292           1,849              3,301
                                                          ---------------    ------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment
     Securities Sold                                               (5,624)            367             64,164
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                         67,190          19,569             41,437
                                                          ---------------    ------------    ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                        61,566          19,936            105,601
                                                          ---------------    ------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $        64,858    $     21,785    $       108,902
                                                          ===============    ============    ===============

                 See accompanying Notes to Financial Statements.

                                                                                                  TAX-MANAGED
                                                                               TAX-MANAGED     DFA INTERNATIONAL
                                                                              U.S. SMALL CAP         VALUE
                                                                                PORTFOLIO          PORTFOLIO
                                                                              --------------   -----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $1,295, respectively)   $        1,992   $          11,764
   Interest                                                                               49                  58
   Income from Securities Lending                                                        181                   9
                                                                              --------------   -----------------
        Total Investment Income                                                        2,222              11,831
                                                                              --------------   -----------------
EXPENSES
   Investment Advisory Services                                                        1,927               1,989
   Accounting & Transfer Agent Fees                                                      120                 341
   Custodian Fees                                                                         37                 139
   Legal Fees                                                                              4                   5
   Audit Fees                                                                             17                  18
   Filing Fees                                                                            17                  23
   Shareholders' Reports                                                                   8                   8
   Directors' Fees and Expenses                                                            8                   8
   Other                                                                                   7                  20
                                                                              --------------   -----------------
          Total Expenses                                                               2,145               2,551
                                                                              --------------   -----------------
   Net Expenses                                                                        2,145                  --
                                                                              --------------   -----------------
   NET INVESTMENT INCOME (LOSS)                                                           77               9,280
                                                                              --------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                              5,274              13,985
   Net Realized Gain (Loss) on Foreign Currency Transactions                              --                (202)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities and Foreign Currency                                                  26,333              62,655
   Translation of Foreign Currency Denominated Amounts                                    --                (137)
                                                                              --------------   -----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                      31,607              76,301
                                                                              --------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $       31,684   $          85,581
                                                                              ==============   =================

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                    TAX-MANAGED                TAX-MANAGED
                                                                  U.S. MARKETWIDE              U.S. EQUITY
                                                                  VALUE PORTFOLIO               PORTFOLIO
                                                             --------------------------    --------------------------
                                                             SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                                ENDED         ENDED           ENDED         ENDED
                                                               MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
                                                             (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                              $     3,292    $     2,417    $     1,849    $     2,170
   Net Realized Gain (Loss) on Investment Securities Sold         (5,624)       (15,486)           367        (12,492)
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                         67,190        140,524         19,569         58,133
                                                             -----------    -----------    -----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                               64,858        127,455         21,785         47,811
                                                             -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                                          (2,535)        (1,935)        (2,345)        (1,091)
                                                             -----------    -----------    -----------    -----------
    Total Distributions                                           (2,535)        (1,935)        (2,345)        (1,091)
                                                             -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                 191,124        301,893        141,621        171,830
   Shares Issued in Lieu of Cash Distributions                     2,447          1,868          2,345          1,086
   Shares Redeemed                                               (51,884)      (151,388)       (22,123)       (69,135)
                                                             -----------    -----------    -----------    -----------
   Net Increase (Decrease) from Capital Share Transactions       141,687        152,373        121,843        103,781
                                                             -----------    -----------    -----------    -----------
    Total Increase (Decrease)                                    204,010        277,893        141,283        150,501
NET ASSETS
   Beginning of Period                                           756,839        478,946        348,752        198,251
                                                             -----------    -----------    -----------    -----------
   End of Period                                             $   960,849    $   756,839    $   490,035    $   348,752
                                                             ===========    ===========    ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                  16,054         32,302         12,216         17,947
   Shares Issued in Lieu of Cash Distributions                       209            201            209            119
   Shares Redeemed                                                (4,391)       (17,112)        (1,930)        (7,609)
                                                             -----------    -----------    -----------    -----------
                                                                  11,872         15,391         10,495         10,457
                                                             ===========    ===========    ===========    ===========

                                                                    TAX-MANAGED
                                                                   U.S. SMALL CAP
                                                                   VALUE PORTFOLIO
                                                             --------------------------
                                                             SIX MONTHS       YEAR
                                                               ENDED          ENDED
                                                               MAY 31,       NOV. 30,
                                                                2004           2003
                                                             -----------    -----------
                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                              $     3,301    $     3,142
   Net Realized Gain (Loss) on Investment Securities Sold         64,164         22,129
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                         41,437        442,005
                                                             -----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                              108,902        467,276
                                                             -----------    -----------
Distributions From:
   Net Investment Income                                          (4,144)        (1,454)
                                                             -----------    -----------
    Total Distributions                                           (4,144)        (1,454)
                                                             -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                 240,451        413,799
   Shares Issued in Lieu of Cash Distributions                     3,738          1,244
   Shares Redeemed                                              (144,652)      (286,987)
                                                             -----------    -----------
   Net Increase (Decrease) from Capital Share Transactions        99,537        128,056
                                                             -----------    -----------
    Total Increase (Decrease)                                    204,295        593,878
NET ASSETS
   Beginning of Period                                         1,581,349        987,471
                                                             -----------    -----------
   End of Period                                             $ 1,785,644    $ 1,581,349
                                                             ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                  11,681         28,806
   Shares Issued in Lieu of Cash Distributions                       191             95
   Shares Redeemed                                                (7,040)       (20,644)
                                                             -----------    -----------
                                                                   4,832          8,257
                                                             ===========    ===========

                 See accompanying Notes to Financial Statements

                                                          TAX-MANAGED                   TAX-MANAGED
                                                         U.S. SMALL CAP              DFA INTERNATIONAL
                                                           PORTFOLIO                  VALUE PORTFOLIO
                                                   --------------------------    --------------------------
                                                   SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                      ENDED         ENDED           ENDED         ENDED
                                                     MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                      2004           2003           2004           2003
                                                   -----------    -----------    -----------    -----------
                                                   (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        77    $       528    $     9,280    $    10,062
   Net Realized Gain (Loss) on Investment
     Securities Sold                                     5,274        (35,339)        13,985            764
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                  --             --           (202)           321
   Change in Unrealized Appreciation
     (Depreciation) of
   Investment Securities and Foreign Currency           26,333        236,677         62,655        145,760
   Translation of Foreign Currency Denominated
     Amounts                                                --             --           (137)           (40)
                                                   -----------    -----------    -----------    -----------
        Net Increase (Decrease) in Net Assets
         Resulting from Operations                      31,684        201,866         85,581        156,867
                                                   -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                                  (552)          (344)       (11,462)        (7,505)
                                                   -----------    -----------    -----------    -----------
        Total Distributions                               (552)          (344)       (11,462)        (7,505)
                                                   -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                       114,372        197,395        161,973        251,371
   Shares Issued in Lieu of Cash Distributions             547            338         11,462          7,378
   Shares Redeemed                                     (55,506)      (132,155)       (61,007)      (138,886)
                                                   -----------    -----------    -----------    -----------
        Net Increase (Decrease) from
         Capital Share Transactions                     59,413         65,578        112,428        119,863
                                                   -----------    -----------    -----------    -----------
        Total Increase (Decrease)                       90,545        267,100        186,547        269,225
NET ASSETS
   Beginning of Period                                 703,362        436,262        675,142        405,917
                                                   -----------    -----------    -----------    -----------
   End of Period                                   $   793,907    $   703,362    $   861,689    $   675,142
                                                   ===========    ===========    ===========    ===========
(1)  SHARES ISSUED AND REDEEMED:
     Shares Issued                                       6,091         15,041         13,698         29,187
     Shares Issued in Lieu of Cash Distributions            31             28          1,031            945
     Shares Redeemed                                    (2,955)       (10,416)        (5,200)       (17,110)
                                                   -----------    -----------    -----------    -----------
                                                         3,167          4,653          9,529         13,022
                                                   ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            TAX-MANAGED U.S.
                                                                       MARKETWIDE VALUE PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR          YEAR          YEAR          YEAR         DEC. 14,
                                              ENDED          ENDED         ENDED         ENDED         ENDED        1998 TO
                                             MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2004            2003          2002          2001          2000          1999
                                           -----------      ---------     ---------     ---------     ---------     --------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     11.12      $    9.09     $   11.46     $   10.77     $   10.64     $  10.00
                                           -----------      ---------     ---------     ---------     ---------     --------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.04           0.04          0.05          0.12          0.17         0.10
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                   0.90           2.02         (2.39)         0.77          0.12         0.61
                                           -----------      ---------     ---------     ---------     ---------     --------
Total From Investment Operations                  0.94           2.06         (2.34)         0.89          0.29         0.71

LESS DISTRIBUTIONS
   Net Investment Income                         (0.04)         (0.03)        (0.03)        (0.16)        (0.16)       (0.07)
   Net Realized Gains                               --             --            --            --            --           --
   Return of Capital                                --             --            --         (0.04)           --           --
                                           -----------      ---------     ---------     ---------     ---------     --------
Total Distributions                              (0.04)         (0.03)        (0.03)        (0.20)        (0.16)       (0.07)
                                           -----------      ---------     ---------     ---------     ---------     --------
Net Asset Value, End of Period             $     12.02      $   11.12     $    9.09     $   11.46     $   10.77     $  10.64
                                           ===========      =========     =========     =========     =========     ========
Total Return                                      8.43%#        22.79%       (20.43)%        8.17%         2.80%        7.02%#

Net Assets, End of Period (thousands)      $   960,849      $ 756,839     $ 478,946     $ 574,286     $ 259,457     $ 99,579
Ratio of Expenses to Average Net
   Assets**                                       0.42%*         0.43%         0.42%         0.44%         0.50%        0.69%*
Ratio of Net Investment Income to
   Average Net Assets                             0.75%*         0.43%         0.44%         0.97%         1.75%        1.27%*
Portfolio Turnover Rate                            N/A            N/A           N/A           N/A           N/A          N/A
Portfolio Turnover Rate of Master
   Fund Series                                       3%#            6%           15%           11%           39%          10%

----------
*    Annualized
#    Non-annualized
** Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series
N/A  Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                                     TAX-MANAGED U.S.
                                                                                     EQUITY PORTFOLIO
                                                                 ------------------------------------------------------
                                                                  SIX MONTHS       YEAR          YEAR         SEPT. 25,
                                                                    ENDED          ENDED         ENDED           TO
                                                                   MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,
                                                                    2004            2003          2002          2001
                                                                 ------------------------------------------------------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period                             $     11.05      $    9.40     $   11.78     $   10.00
                                                                 -----------      ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         0.05           0.07          0.04          0.01
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                         0.62           1.63         (2.41)         1.77
                                                                 -----------      ---------     ---------     ---------
    Total From Investment Operations                                    0.67           1.70         (2.37)         1.78
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                               (0.07)         (0.05)        (0.01)           --
   Net Realized Gains                                                     --             --            --            --
                                                                 -----------      ---------     ---------     ---------
    Total Distributions                                                (0.07)         (0.05)        (0.01)           --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $     11.65      $   11.05     $    9.40     $   11.78
=======================================================================================================================
Total Return                                                            6.13%#        18.21%       (20.16)%       17.80%#
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                            $   490,035      $ 348,752     $ 198,251     $  81,550
Ratio of Expenses to Average Net Assets                                 0.25%*         0.25%         0.25%         0.25%*
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or previously
   waived fees recovered by Advisor)                                    0.28%*         0.29%         0.34%         0.71%*
Ratio of Net Investment Income to Average Net Assets                    0.87%*         0.87%         0.50%         0.57%*
Ratio of Net Investment Income to Average Net Assets (exluding waivers and assumption of expenses and/or previously
   waived fees recovered by Advisor)                                    0.84%*         0.83%         0.41%         0.11%*
Portfolio Turnover Rate                                                  N/A            N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series                              1%#           13%           11%            4%
-----------------------------------------------------------------------------------------------------------------------

                                                                            TAX-MANAGED U.S.
                                                                        SMALL CAP VALUE PORTFOLIO
                                                                 ------------------------------------------
                                                                 SIX MONTHS         YEAR           YEAR
                                                                    ENDED           ENDED          ENDED
                                                                   MAY 31,         NOV. 30,       NOV. 30,
                                                                    2004             2003           2002
                                                                 ------------------------------------------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period                             $     19.22      $     13.34     $   14.63
                                                                 -----------      -----------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         0.04             0.04          0.02
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                         1.29             5.86         (1.25)
                                                                 -----------      -----------     ---------
    Total From Investment Operations                                    1.33             5.90         (1.23)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                               (0.05)           (0.02)        (0.06)
   Net Realized Gains                                                     --               --            --
                                                                 -----------      -----------     ---------
    Total Distributions                                                (0.05)           (0.02)        (0.06)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $     20.50      $     19.22     $   13.34
===========================================================================================================
Total Return                                                            6.93%#          44.29%        (8.47)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                            $ 1,785,644      $ 1,581,349     $ 987,471
Ratio of Expenses to Average Net Assets                                 0.55%*           0.56%         0.56%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or previously
   waived fees recovered by Advisor)                                    0.55%*           0.56%         0.56%
Ratio of Net Investment Income to Average Net Assets                    0.38%*           0.27%         0.13%
Ratio of Net Investment Income to Average Net Assets (exluding waivers and assumption of expenses and/or previously
   waived fees recovered by Advisor)                                    0.38%*           0.27%         0.13%
Portfolio Turnover Rate                                                    9%#             13%           11%
Portfolio Turnover Rate of Master Fund Series                            N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------

                                                                           TAX-MANAGED U.S.
                                                                       SMALL CAP VALUE PORTFOLIO
                                                                 -------------------------------------
                                                                  YEAR          YEAR         DEC. 11,
                                                                  ENDED         ENDED         1998 TO
                                                                 NOV. 30,      NOV. 30,      NOV. 30,
                                                                   2001          2000          1999
                                                                 -------------------------------------
Net Asset Value, Beginning of Period                             $   12.08     $   11.19     $   10.00
                                                                 ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       0.06          0.09          0.05
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                       2.58          0.86          1.14
                                                                 ---------     ---------     ---------
    Total From Investment Operations                                  2.64          0.95          1.19
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                             (0.09)        (0.06)           --
   Net Realized Gains                                                   --            --            --
                                                                 ---------     ---------     ---------
    Total Distributions                                              (0.09)        (0.06)           --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $   14.63     $   12.08     $   11.19
======================================================================================================
Total Return                                                         22.01%         8.50%        11.90%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                            $ 834,773     $ 435,729     $ 266,735
Ratio of Expenses to Average Net Assets                               0.57%         0.60%         0.64%*
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or previously
   waived fees recovered by Advisor)                                  0.57%         0.60%         0.64%*
Ratio of Net Investment Income to Average Net Assets                  0.53%         0.88%         0.66%*
Ratio of Net Investment Income to Average Net Assets (exluding waivers and assumption of expenses and/or previously
   waived fees recovered by Advisor)                                  0.53%         0.88%         0.66%*
Portfolio Turnover Rate                                                 12%           50%           15%
Portfolio Turnover Rate of Master Fund Series                          N/A           N/A           N/A
------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
N/A  Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                   TAX-MANAGED U.S.
                                                 SMALL CAP PORTFOLIO
                                        ----------------------------------------
                                        SIX MONTHS        YEAR          YEAR
                                           ENDED          ENDED         ENDED
                                          MAY 31,        NOV. 30,      NOV. 30,
                                           2004            2003          2002
                                        ----------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     17.84      $   12.55     $   14.54
                                        -----------      ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --           0.01          0.01
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.81           5.29         (1.96)
                                        -----------      ---------     ---------
    Total From Investment Operations           0.81           5.30         (1.95)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.01)         (0.01)        (0.04)
   Net Realized Gains                            --             --            --
                                        -----------      ---------     ---------
    Total Distributions                       (0.01)         (0.01)        (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $     18.64      $   17.84     $   12.55
================================================================================
Total Return                                   4.57%#        42.27%       (13.45)%
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   793,907      $ 703,362     $ 436,262
Ratio of Expenses to Average Net
   Assets                                      0.56%*         0.57%         0.57%
Ratio of Net Investment Income
   to Average Net Assets                       0.02%*         0.10%         0.07%
Portfolio Turnover Rate                           4%#           19%           10%
--------------------------------------------------------------------------------

                                                   TAX-MANAGED U.S.
                                                  SMALL CAP PORTFOLIO
                                        -------------------------------------
                                         YEAR          YEAR         DEC. 15,
                                         ENDED         ENDED         1998 TO
                                        NOV. 30,      NOV. 30,      NOV. 30,
                                          2001          2000          1999
                                        -------------------------------------
Net Asset Value, Beginning of Period    $   12.95     $   12.19     $   10.00
                                        ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.05          0.05          0.02
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                1.59          0.74          2.17
                                        ---------     ---------     ---------
    Total From Investment Operations         1.64          0.79          2.19
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.05)        (0.03)           --
   Net Realized Gains                          --            --            --
                                        ---------     ---------     ---------
    Total Distributions                     (0.05)        (0.03)           --
-----------------------------------------------------------------------------
Net Asset Value, End of Period          $   14.54     $   12.95     $   12.19
=============================================================================
Total Return                                12.69%         6.50%        21.90%#
-----------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 382,381     $ 163,739     $  67,274
Ratio of Expenses to Average Net
   Assets                                    0.58%         0.61%         0.78%*
Ratio of Net Investment Income
   to Average Net Assets                     0.40%         0.45%         0.37%*
Portfolio Turnover Rate                        12%           54%            9%
-----------------------------------------------------------------------------

                                                      TAX-MANAGED DFA
                                                INTERNATIONAL VALUE PORTFOLIO
                                        --------------------------------------------
                                        SIX MONTHS         YEAR            YEAR
                                          ENDED            ENDED           ENDED
                                          MAY 31,         NOV. 30,         NOV. 30,
                                           2004             2003             2002
                                        --------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.84      $      8.24     $      9.20
                                        -----------      -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.13             0.17            0.14
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.21             2.59           (0.98)
                                        -----------      -----------     -----------
    Total From Investment Operations           1.34             2.76           (0.84)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.18)           (0.16)          (0.12)
   Net Realized Gains                            --               --              --
                                        -----------      -----------     -----------
    Total Distributions                       (0.18)           (0.16)          (0.12)
------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     12.00      $     10.84     $      8.24
====================================================================================
Total Return                                  12.52%#          34.20%          (9.29)%
------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   861,689      $   675,142     $   405,917
Ratio of Expenses to Average Net
   Assets                                      0.64%*           0.66%           0.68%
Ratio of Net Investment Income
   to Average Net Assets                       2.33%*           2.08%           1.84%
Portfolio Turnover Rate                           4%#             25%              8%
------------------------------------------------------------------------------------

                                                     TAX-MANAGED DFA
                                               INTERNATIONAL VALUE PORTFOLIO
                                        -------------------------------------------
                                          YEAR            YEAR           APR. 16,
                                          ENDED           ENDED            TO
                                         NOV. 30,        NOV. 30,        NOV. 30,
                                           2001            2000            1999
                                        -------------------------------------------
Net Asset Value, Beginning of Period    $     10.20     $     10.24     $     10.00
                                        -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.11            0.13            0.03
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                 (1.00)          (0.12)           0.21
                                        -----------     -----------     -----------
    Total From Investment Operations          (0.89)           0.01            0.24
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.11)          (0.05)             --
   Net Realized Gains                            --              --              --
                                        -----------     -----------     -----------
    Total Distributions                       (0.11)          (0.05)             --
-----------------------------------------------------------------------------------
Net Asset Value, End of Period          $      9.20     $     10.20     $     10.24
===================================================================================
Total Return                                  (8.83)%          0.04%           2.40%#
-----------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   288,440     $   111,350     $    39,242
Ratio of Expenses to Average Net
   Assets                                      0.76%           0.81%           1.56%*
Ratio of Net Investment Income
   to Average Net Assets                       1.91%           1.86%           0.83%*
Portfolio Turnover Rate                           4%              6%              0%
-----------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.   ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-six portfolios, five of which (the "Portfolios") are included in this report. The remaining portfolios are presented in separate reports.

     The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (each, a "Series"), respectively, each a corresponding series or "master fund" of The DFA Investment Trust Company. At May 31, 2004, the Feeder Funds owned 70% and 100%, respectively, of the outstanding shares of their respective Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by these portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, these Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Tax-Managed DFA International Value Portfolio (the "International Portfolio") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Portfolio. When the International Portfolio uses fair value pricing, the values assigned to the International Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Feeder Funds accrue, on a daily basis, their respective share of income, net of expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

     The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the six months ended May 31, 2004, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Tax-Managed U.S. Small Cap Value Portfolio                0.50 of 1%
           Tax Managed U.S. Small Cap Portfolio                      0.50 of 1%
           Tax Managed DFA International Value Portfolio             0.50 of 1%

     For the six months ended May 31, 2004, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

     For the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, approximately $337,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

     Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D.   DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

           Tax-Managed U.S. Marketwide Value Portfolio               $ 12,207
           Tax-Managed U.S. Equity Portfolio                            5,877
           Tax-Managed U.S. Small Cap Value Portfolio                  24,790
           Tax-Managed U.S. Small Cap Portfolio                        10,847
           Tax-Managed DFA International Value Portfolio               11,111

E.   PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                            OTHER INVESTMENT
                                                               SECURITIES
                                                         ------------------------
                                                         PURCHASES       SALES
                                                         ----------    ----------
Tax-Managed U.S. Small Cap Value Portfolio               $  238,806    $  155,854
Tax-Managed U.S. Small Cap Portfolio                         80,087        28,676
Tax-Managed DFA International Value Portfolio               150,348        33,858

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

F.   FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                   GROSS UNREALIZED   GROSS UNREALIZED
                                                                     APPRECIATION       DEPRECIATION         NET
                                                                   ----------------   ----------------   ----------
Tax-Managed U.S. Marketwide Value Portfolio                           $  273,270         $  (40,148)     $  233,122
Tax-Managed U.S. Equity Portfolio                                         73,433             (6,445)         66,988
Tax-Managed U.S. Small Cap Value Portfolio                               650,135            (48,380)        601,755
Tax-Managed U.S. Small Cap Portfolio                                     310,677            (18,520)        292,157
Tax-Managed DFA International Value Portfolio                            179,374            (25,733)        153,641

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                     EXPIRES ON NOVEMBER 30,
                                                -----------------------------------------------------------------
                                                  2007       2008       2009       2010        2011       TOTAL
                                                --------   --------   --------   ---------   --------   ---------
Tax-Managed U.S. Marketwide Value Portfolio     $    703   $ 12,271   $ 19,886   $ 133,556   $ 15,472   $ 181,888
Tax-Managed U.S. Equity Portfolio                     --         --        146      23,366     12,491      36,003
Tax-Managed U.S. Small Cap Value Portfolio            --        967         --     117,467         --     118,434
Tax-Managed U.S. Small Cap Portfolio                 500      5,106      8,279      57,929     35,206     107,020
Tax-Managed DFA International Value Portfolio         --         65      5,202      19,272         --      24,539

     Certain of the investments held by the Tax-Managed DFA International Value Portfolio are securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Tax-

Managed DFA International Value Portfolio had unrealized appreciation (depreciation) (mark to market) of $498,790, which is included in distributable net investment income for tax purposes.

G.   FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.   LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit during the six months ended May 31, 2004.

I.   COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                    TAX-MANAGED        TAX-MANAGED        TAX-MANAGED
                                                                  U.S. MARKETWIDE      U.S. EQUITY      U.S. SMALL CAP
                                                                  VALUE PORTFOLIO       PORTFOLIO       VALUE PORTFOLIO
                                                                  ---------------    ---------------    ---------------
Paid-In Capital                                                   $       913,375    $       457,295    $     1,236,672
Accumulated Net Investment Income (Loss)                                    1,877              1,388              1,827
Accumulated Net Realized Gain (Loss)                                     (188,092)           (35,658)           (55,690)
Unrealized Appreciation (Depreciation) of Investment Securities           233,689             67,010            602,835
                                                                  ---------------    ---------------    ---------------
Total Net Assets                                                  $       960,849    $       490,035    $     1,785,644
                                                                  ===============    ===============    ===============

                                                                                                          TAX-MANAGED
                                                                                       TAX-MANAGED         DFA VALUE
                                                                                     U.S. SMALL CAP      INTERNATIONAL
                                                                                        PORTFOLIO          PORTFOLIO
                                                                                     ---------------    ---------------
Paid-In Capital                                                                      $       603,052    $       711,254
Accumulated Net Investment Income (Loss)                                                         (85)             7,833
Accumulated Net Realized Gain (Loss)                                                        (102,334)           (11,673)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                             --               (202)
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency                                                                           293,274            154,634
Unrealized Net Foreign Exchange Gain (Loss)                                                       --               (157)
                                                                                     ---------------    ---------------
Total Net Assets                                                                     $       793,907    $       861,689
                                                                                     ===============    ===============

J.   SECURITIES LENDING:

     As of May 31, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2004
                                   (Unaudited)

                                                                         SHARES             VALUE+
                                                                         ------             ------
 COMMON STOCKS -- (90.3%)
   1st Source Corp.                                                       8,200   $        186,140
   21st Century Insurance Group                                           9,800            128,282
 * 3COM Corp.                                                           193,900          1,254,533
 * AAR Corp.                                                              9,900             94,842
 * ABX Air, Inc.                                                         19,300             86,850
 * Accelrys, Inc.                                                        15,800            157,842
 * Ace Cash Express, Inc.                                                   400              9,520
 * Aclara Biosciences, Inc.                                               9,400             35,720
 * ACT Manufacturing, Inc.                                                  300                  2
 * Actel Corp.                                                            7,300            145,708
   Action Performance Companies, Inc.                                     5,800             87,870
 * Active Power, Inc.                                                     1,100              3,850
 * Activision, Inc.                                                      48,150            761,733
 * Adaptec, Inc.                                                         36,500            298,935
 * ADC Telecommunications, Inc.                                         173,900            441,706
 * ADE Corp.                                                              2,600             54,600
 * Adept Technology, Inc.                                                   700                665
 * Administaff, Inc.                                                     30,800            509,432
 * Advanced Digital Information Corp.                                    20,700            185,265
 * Advanced Energy Industries, Inc.                                       1,600             24,528
   Advanced Marketing Services, Inc.                                      4,600             50,922
*# Advanced Micro Devices, Inc.                                         103,800          1,614,090
 * Advanced Power Technology, Inc.                                        1,200             15,852
   Advanta Corp. Class A                                                 14,400            232,704
   Advanta Corp. Class B Non-Voting                                      15,000            237,900
 * Advent Software, Inc.                                                 10,700            202,444
 * Aehr Test Systems                                                        500              2,000
 * AEP Industries, Inc.                                                   8,300             88,387
 * Aeroflex, Inc.                                                         9,100            116,116
 * Aether Systems, Inc.                                                  13,900             47,399
   Aetna, Inc.                                                           91,900          7,462,280
 * Aetrium, Inc.                                                            100                918
 * Aftermarket Technology Corp.                                             300              4,392
 * Agco Corp.                                                            47,700            913,932
 * Agile Software Corp.                                                   2,100             16,800
   Agilysys, Inc.                                                        22,600            278,206
 * Air Methods Corp.                                                      1,900             15,086
   Airgas, Inc.                                                          78,300          1,705,374
   Alamo Group, Inc.                                                      3,800             59,470
 * Alaska Air Group, Inc.                                                16,700            344,020
   Albany International Corp. Class A                                    17,000            518,330
   Albemarle Corp.                                                       13,400            385,652
 # Albertson's, Inc.                                                    169,700          3,976,071
   Alcoa, Inc.                                                            2,552             79,878
 * Alderwoods Group, Inc.                                                 5,100             65,841
   Alexander & Baldwin, Inc.                                             19,000            605,530
 * Alexion Pharmaceuticals, Inc.                                          6,600            132,330
   Alfa Corp.                                                            21,962            299,781
*# Align Technology, Inc.                                                 1,000             19,060
 * All American Semiconductor, Inc.                                       1,300             11,843
 * Allegheny Corp.                                                        2,265            603,622
   Allegheny Technologies, Inc.                                           4,200             50,442
 * Alliance Semiconductor Corp.                                           5,800             34,626
 * Allied Defense Group, Inc.                                             3,000             52,620
 * Allied Healthcare International, Inc.                                  1,200              6,036
 * Allied Healthcare Products, Inc.                                         400   $          2,172
 * Allied Holdings, Inc.                                                  1,100              5,610
 * Allied Waste Industries, Inc.                                         84,000          1,113,840
 * Allmerica Financial Corp.                                                100              3,215
 * Allou Health Care, Inc. Class A                                        1,000                  0
 * Alloy, Inc.                                                            1,200              6,012
 * Allscripts Healthcare Solutions, Inc.                                 22,400            184,554
   Allstate Corp.                                                       424,300         18,660,714
   Alltel Corp.                                                             500             25,315
   Alpharma, Inc. Class A                                                25,200            493,416
   Ambac Financial Group, Inc.                                           57,500          3,976,125
   Ambassadors Group, Inc.                                                  700             14,413
   Ambassadors, Inc.                                                      4,000             51,320
 * AMC Entertainment, Inc.                                                9,700            146,470
   Amerada Hess Corp.                                                    46,300          3,268,317
 * America Services Group, Inc.                                             400             14,400
*# America West Holdings Corp.
     Class B                                                                200              2,004
   American Capital Strategies, Ltd.                                     17,123            457,698
 * American Dental Partners, Inc.                                         1,800             30,690
   American Financial Group, Inc.                                        35,700          1,078,497
*# American Greetings Corp.
     Class A                                                             32,500            682,500
 * American Independence Corp.                                            1,266             19,724
   American Italian Pasta Co.                                             6,400            187,264
 * American Medical Security Group,
     Inc.                                                                 7,200            185,976
   American National Insurance Co.                                       24,200          2,270,202
   American Pacific Corp.                                                   500              3,650
 * American Physicians Capital, Inc.                                      4,000             92,200
   American Power Conversion Corp.                                        3,000             54,300
 * American Retirement Corp.                                              9,800             44,100
   American Shared Hospital Services                                        600              3,408
   American Software, Inc. Class A                                        4,500             28,755
 * American Superconductor Corp.                                          3,800             47,728
 * American Technical Ceramics Corp.                                        500              4,425
*# American Tower Corp.                                                  78,900          1,091,187
 * American West Bancorporation                                             666             11,935
 * Americredit Corp.                                                     16,500            292,050
   AmerisourceBergen Corp.                                               83,872          5,030,643
   Ameron International Corp.                                             1,700             52,887
 # AmerUs Group Co.                                                      24,000            944,400
 * AMN Healthcare Services, Inc.                                          7,300            110,960
*# AMR Corp.                                                              7,500             86,400
   Amrep Corp.                                                              500              8,590
   AmSouth Bancorporation                                                 2,500             63,700
   Anadarko Petroleum Corp.                                             223,734         12,197,978
 * Anadigics, Inc.                                                        1,800              8,874
   Analogic Corp.                                                         5,300            244,489
 * Anaren, Inc.                                                           8,700            138,504
*# Andrew Corp.                                                          65,130          1,279,804
 # Anixter International, Inc.                                              400             12,200
*# Ann Taylor Stores Corp.                                               39,375          1,114,706
 * AnswerThink, Inc.                                                     15,200             97,447
*# Anthem, Inc.                                                          52,339          4,633,572
   AON Corp.                                                             46,000          1,270,980

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * APA Optics, Inc.                                                       5,200   $         13,000
   Apache Corp.                                                         227,546          9,183,757
   Apogee Enterprises, Inc.                                               1,100             10,956
 * Apple Computer, Inc.                                                 155,000          4,349,300
 * Applica, Inc.                                                          1,300             12,766
 * Applied Films Corp.                                                    5,400            146,070
   Applied Industrial Technologies, Inc.                                  6,200            165,850
 * Applied Innovation, Inc.                                               1,300              5,200
 * Applied Micro Circuits Corp.                                         122,600            660,814
   Applied Signal Technologies, Inc.                                      2,400             75,000
 * Apropos Technology, Inc.                                               7,000             28,420
   Aptargroup, Inc.                                                       6,500            264,225
 * aQuantive, Inc.                                                       13,000            130,780
 * Arch Capital Group, Ltd.                                               3,900            150,462
   Arch Chemicals, Inc.                                                   7,500            198,975
   Arch Coal, Inc.                                                       18,995            617,337
   Archer-Daniels Midland Co.                                           425,565          7,077,146
 * Argonaut Group, Inc.                                                     450              7,821
   Arkansas Best Corp.                                                   11,000            327,690
 * Armor Holdings, Inc.                                                  10,700            400,180
 * Arqule, Inc.                                                           3,100             17,980
 * Arris Group, Inc.                                                     59,400            375,408
 * Arrow Electronics, Inc.                                               24,800            675,304
 * Artesyn Technologies, Inc.                                            30,500            278,770
   Arvinmeritor, Inc.                                                       200              3,720
 * Ascential Software Corp.                                              40,525            650,426
   Ashland, Inc.                                                         34,100          1,607,815
 * Ashworth, Inc.                                                         4,000             31,960
 * Aspect Communications Corp.                                            8,400            107,856
 * Aspect Medical Systems, Inc.                                           1,600             24,352
 * Aspen Technology, Inc.                                                 5,900             37,229
 * Astec Industries, Inc.                                                10,800            186,948
   Astoria Financial Corp.                                                5,400            206,658
*# AstroPower, Inc.                                                       5,400                216
   AT&T Corp.                                                           400,600          6,641,948
 * AT&T Wireless Services, Inc.                                       2,122,131         30,049,375
 * Atlantic Coast Airlines, Inc.                                          4,999             28,194
 * Atmel Corp.                                                           14,700             93,492
 * ATP Oil & Gas Corp.                                                    6,900             40,848
   Atrion Corp.                                                             200              8,648
 * Atwood Oceanics, Inc.                                                  1,600             63,712
 * Audiovox Corp. Class A                                                23,900            332,688
 * August Technology Corp.                                                8,600            115,670
 * autobytel.com, Inc.                                                    7,300             76,285
 * AutoNation, Inc.                                                     324,600          5,411,082
 * Avatar Holdings, Inc.                                                  1,700             71,128
 * Aviall, Inc.                                                           5,600             97,216
*# Avid Technology, Inc.                                                  4,700            244,494
 * Avnet, Inc.                                                           33,700            788,580
 * Avocent Corp.                                                         20,400            699,108
   AVX Corp.                                                             97,200          1,539,648
 * Aware, Inc.                                                           21,800             70,850
 * Axcelis Technologies, Inc.                                            51,400            619,370
 * Axsys Technologies, Inc.                                                 300              5,805
 * Aztar Corp.                                                           30,900            744,999
 * AZZ, Inc.                                                              3,600             53,640
   B B & T Corp.                                                            437             16,466
   Baldwin & Lyons, Inc. Class B                                          1,500             36,225
 * Bancinsurance Corp.                                                    1,800             14,778
   Bandag, Inc.                                                           4,500            190,665
   Bandag, Inc. Class A                                                   2,600            103,142
   Bank of America Corp.                                                 14,000   $      1,163,820
   Bank of Hawaii Corp.                                                  64,600          2,806,870
   Bank One Corp.                                                        11,400            552,330
   Banknorth Group, Inc.                                                  3,000             98,820
 * BankUnited Financial Corp. Class A                                    16,500            430,485
   Banner Corp.                                                           3,766            109,967
   Banta Corp.                                                           13,000            567,320
 * Barnes & Noble, Inc.                                                  26,200            784,428
   Bassett Furniture Industries, Inc.                                       679             12,921
 * Bay View Capital Corp.                                                16,900             34,476
 * Baycorp Holdings, Ltd.                                                    34                451
   Bear Stearns Companies, Inc.                                          49,622          4,022,359
 * BearingPoint, Inc.                                                     1,300             11,154
 # Beazer Homes USA, Inc.                                                 6,801            685,337
   Belden, Inc.                                                          11,600            196,040
 * Bell Industries, Inc.                                                  2,700              7,965
 * Bell Microproducts, Inc.                                               9,600             61,152
   Belo Corp. Class A                                                    69,100          2,032,922
 * Benchmark Electronics, Inc.                                           12,600            367,038
   Berkley (W.R.) Corp.                                                  23,625            983,981
 * Bethlehem Steel Corp.                                                  5,900                 19
*# Beverly Enterprises                                                   26,800            227,264
 * Big Lots, Inc.                                                        84,200          1,231,004
 * Bio-Logic Systems Corp.                                                  300              1,863
 * BioMarin Pharmaceutical, Inc.                                         15,200             92,872
 * Bio-Rad Laboratories, Inc. Class A                                     4,000            224,480
 * Biosource International, Inc.                                          2,600             18,749
 * BJ's Wholesale Club, Inc.                                                500             11,810
   Black Box Corp.                                                       16,800            765,240
   Blair Corp.                                                            1,500             38,550
 # Blockbuster, Inc. Class A                                             47,000            736,020
 * Blonder Tongue Laboratories, Inc.                                        500              1,575
 * Bluegreen Corp.                                                        7,800             93,444
   Bob Evans Farms, Inc.                                                 19,600            503,524
 * Boca Resorts, Inc.                                                    35,200            632,896
 * Bogen Communications International,
     Inc.                                                                   700              3,517
   Boise Cascade Corp.                                                   44,600          1,567,690
 * Bombay Co., Inc.                                                       9,900             57,618
   Bon-Ton Stores, Inc.                                                   1,200             15,348
 * Books-a-Million, Inc.                                                  5,000             30,000
   Borders Group, Inc.                                                   36,200            826,446
   Borg-Warner, Inc.                                                     46,200          1,914,528
 * Borland Software Corp.                                                 9,700             85,360
 * Boston Biomedical, Inc.                                                  100                316
 * Boston Communications Group, Inc.                                      5,300             56,180
 * Bottomline Technologies, Inc.                                          1,000              9,600
   Bowater, Inc.                                                         27,100          1,144,433
   Bowne & Co., Inc.                                                     29,300            466,456
 # Boyd Gaming Corp.                                                     42,300            983,475
 * Boyds Collection, Ltd.                                                 8,600             24,596
 * Brigham Exploration Co.                                                1,100              9,373
 * Brightpoint, Inc.                                                      2,250             25,065
 * Brillian Corp.                                                         1,475             12,465
*# Broadcom Corp.                                                        42,400          1,789,704
 # Brookline Bancorp, Inc.                                               25,150            363,669
 * Brookstone, Inc.                                                       3,375             65,171
 * Brooktrout, Inc.                                                       3,300             31,746
   Brown Shoe Company, Inc.                                               8,900            367,837
 * Bruker BioSciences Corp.                                               4,000             19,040
   Brunswick Corp.                                                       51,400          2,081,700

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Brush Engineered Materials, Inc.                                       3,000   $         52,260
 * BTU International, Inc.                                                  500              2,640
 * Buckeye Technology, Inc.                                              19,400            195,746
   Building Materials Holding Corp.                                       7,000            120,470
   Burlington Coat Factory Warehouse
     Corp                                                                51,900            988,176
   Burlington Northern Santa Fe Corp.                                   311,900         10,273,986
   Burlington Resources, Inc.                                           160,700         10,757,258
   C & D Technologies, Inc.                                               9,800            160,034
 * Cable Design Techologies Corp.                                        13,900            115,926
 # Cabot Corp.                                                           27,400            984,756
   Cabot Oil & Gas Corp. Class A                                         17,100            629,280
 * Cache, Inc.                                                              700             18,207
 * Caesars Entertainment, Inc.                                          247,700          3,410,829
   Calgon Carbon Corp.                                                   32,900            203,322
 * California Amplifier, Inc.                                             1,600             12,000
 * California Coastal Communities, Inc.                                     700             11,235
 * Caliper Life Sciences, Inc.                                           14,800             78,588
 * Callon Petroleum Corp.                                                11,000            144,320
   Cambrex Corp.                                                         16,400            374,740
 * Candela Corp.                                                          5,400             56,160
 * Capital Pacific Holdings, Inc.                                         5,700             22,942
 * Capital Senior Living Corp.                                            3,900             20,085
 * Captaris, Inc.                                                         9,600             58,080
 * Caraustar Industries, Inc.                                            24,100            322,458
*# CarMax, Inc.                                                          21,729            496,942
   Carpenter Technology Corp.                                             8,400            255,528
 * Carreker Corp.                                                         2,200             20,086
 * Carriage Services, Inc. Class A                                        1,700              8,755
*# Carrizo Oil & Gas, Inc.                                                1,700             14,382
   Cascade Corp.                                                          3,500             85,575
 * Casella Waste Systems, Inc. Class A                                    6,400             89,472
   Casey's General Stores, Inc.                                          23,600            385,388
   Cash America International, Inc.                                      19,100            385,247
 * Castle (A.M.) & Co.                                                      100                849
 * Casual Male Retail Group, Inc.                                        20,000            136,000
 * Catalytica Energy Systems, Inc.                                        6,300             21,105
   Cato Corp. Class A                                                       400              8,812
 * Cavalier Homes, Inc.                                                   5,800             32,712
 * Cavco Industries, Inc.                                                 3,025            114,765
   CBRL Group, Inc.                                                      60,100          1,938,225
   CDI Corp.                                                              8,600            285,434
 * Celadon Group, Inc.                                                    2,000             28,840
 * Celestica, Inc.                                                          562             10,566
 * CellStar Corp.                                                         5,000             30,250
 # Cendant Corp.                                                        548,579         12,584,402
   Centex Corp.                                                         121,000          5,867,290
 * Centillium Communications, Inc.                                        6,300             20,790
 * Central Garden & Pet Co.                                               7,100            263,907
   Central Parking Corp.                                                 30,900            571,341
 * Century Aluminum Co.                                                  24,600            569,982
 * Century Business Services, Inc.                                       42,800            176,336
   CenturyTel, Inc.                                                       3,100             92,659
 * Cenveo, Inc.                                                          12,000             37,080
 * Ceradyne, Inc.                                                         1,500             49,905
 * Ceres Group, Inc.                                                      1,100              6,842
   CFS Bancorp, Inc.                                                        600              8,130
 * Chalone Wine Group, Ltd.                                                 700              7,140
 * Champion Enterprises, Inc.                                             8,800             82,280
 * Channell Commercial Corp.                                                700              3,150
 * Charles and Colvard, Ltd.                                              1,000              5,880
 * Charlotte Russe Holding, Inc.                                            200   $          3,698
*# Charming Shoppes, Inc.                                                50,800            434,848
 * Chart Industries                                                           3                 90
 * Checkers Drive-In Restaurant, Inc.                                     3,100             31,775
*# CheckFree Corp.                                                       21,400            656,124
 * Checkpoint Systems, Inc.                                              24,200            417,692
   Chemed Corp.                                                           1,200             56,664
   Chemical Financial Corp.                                               2,100             73,605
   Chesapeake Corp.                                                       5,100            110,772
   Chesapeake Energy Corp.                                              117,800          1,554,960
 * Children's Place Retail Stores, Inc.                                   8,300            196,544
 * Chromcraft Revington, Inc.                                               700              9,905
 * Chronimed, Inc.                                                        3,100             22,940
   Chubb Corp.                                                          116,300          7,835,131
 * Ciber, Inc.                                                           29,400            261,660
   CIGNA Corp.                                                           69,000          4,678,200
 * Cima Laboratories, Inc.                                                1,800             58,176
 * Cimarex Energy Co.                                                     6,111            172,269
   Cincinnati Financial Corp.                                           143,745          6,145,099
 * Ciphergen Biosystems, Inc.                                             6,900             53,889
 * Ciprico, Inc.                                                            400              1,862
   CIRCOR International, Inc.                                             5,550            109,002
   Circuit City Stores, Inc.                                            171,800          2,056,446
   Citigroup, Inc.                                                       45,069          2,092,554
 * Citizens Communications Co.                                          133,500          1,695,450
   Citizens South Banking Corp.                                           1,542             19,969
   City Holding Co.                                                       6,500            195,130
 * Clark, Inc.                                                            9,200            160,816
 * Clarus Corp.                                                           9,000            106,740
 * Clayton Williams Energy, Inc.                                          6,100            139,934
*# Clean Harbors, Inc.                                                    3,200             23,328
   Clear Channel Communications, Inc.                                   576,100         22,871,170
 * Cleveland Cliffs, Inc.                                                 4,300            201,627
*# CMS Energy Corp.                                                      25,775            222,180
*# CNA Financial Corp.                                                   45,100          1,353,902
 * CNA Surety Corp.                                                      14,100            146,640
 * CNET Networks, Inc.                                                   40,100            387,366
   Coachmen Industries, Inc.                                              6,400            103,424
 * Cobra Electronics Corp.                                                1,200             10,764
   Coca-Cola Enterprises, Inc.                                          455,800         12,557,290
 * Coherent, Inc.                                                        13,100            354,879
 * Coldwater Creek, Inc.                                                    900             23,949
 * Collins & Aikman Corp.                                                16,000             84,960
   Columbia Banking System, Inc.                                          7,623            161,760
 * Comarco, Inc.                                                          8,700             61,944
 * Comcast Corp. Class A                                                461,469         13,359,528
 * Comcast Corp. Special Class A
     Non-Voting                                                         322,500          9,142,875
   Comerica, Inc.                                                        72,600          4,109,886
 * Comfort Systems USA, Inc.                                             12,700             89,535
   Commerce Bancshares, Inc.                                              1,620             75,411
   Commerce Group, Inc.                                                  13,000            589,160
   Commercial Federal Corp.                                              34,300            961,086
   Commercial Metals Co.                                                 18,600            559,860
 * Commonwealth Industries, Inc.                                          2,900             25,955
*# Commscope, Inc.                                                       21,500            370,875
   Community Bank System, Inc.                                            5,500            121,110
*# Community Health Care                                                    700             17,850
   Community West Bancshares                                                400              3,390
   Compass Bancshares, Inc.                                               2,700            113,535
 * Compex Technologies, Inc.                                              2,000             11,960

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Compucom Systems, Inc.                                                 8,300   $         37,267
 * CompuCredit Corp.                                                     36,500            640,210
*# Compudyne Corp.                                                        1,000              9,950
 * Computer Access Technology Corp.                                      14,600             67,890
   Computer Associates International,
     Inc.                                                               176,400          4,773,384
 * Computer Horizons Corp.                                                9,600             34,272
 * Computer Network Technology Corp.                                      3,200             19,328
 * Computer Sciences Corp.                                               13,800            601,542
 * Computer Task Group, Inc.                                              5,600             24,360
 * Compuware Corp.                                                      151,500          1,204,425
 * Comstock Resources, Inc.                                              13,700            257,697
 * Comtech Telecommunications Corp.                                       2,700             47,898
 * Comverse Technology, Inc.                                            237,100          4,189,557
 * Concord Camera Corp.                                                   9,900             30,591
 * Conexant Systems, Inc.                                                41,810            197,343
 * Conmed Corp.                                                          14,650            372,842
   ConocoPhilips                                                        387,194         28,392,936
 * Consolidated Graphics, Inc.                                            5,700            228,855
*# Constellation Brands, Inc.                                             3,200            115,200
*# Continental Airlines, Inc.                                             2,200             23,518
 * Continental Materials Corp.                                              100              2,929
*# Convera Corp.                                                          8,800             24,992
   Cooper Tire & Rubber Co.                                              36,100            761,349
 # Coors (Adolph) Co. Class B                                            16,800          1,082,760
*# Copper Mountain Networks, Inc.                                           700              8,883
   Corn Products International, Inc.                                     32,200          1,396,836
 * Cornell Companies, Inc.                                                2,400             32,040
*# Corning, Inc.                                                        470,500          5,829,495
 * Correctional Services Corp.                                            1,500              4,650
 * Corrections Corporation of America                                    11,900            455,294
   Corus Bankshares, Inc.                                                13,400            523,672
 * Cosine Communications, Inc.                                              800              3,184
   Countrywide Financial Corp.                                          196,599         12,680,635
 * Covansys Corp.                                                        21,000            228,480
 * Covenant Transport, Inc. Class A                                      15,100            236,617
*# Cox Communications, Inc.                                             356,500         11,197,665
 * Cox Radio, Inc.                                                       15,000            284,100
 * Credit Acceptance Corp.                                               35,400            532,770
*# Cree Research, Inc.                                                   29,900            687,999
 * Cross (A.T.) Co. Class A                                               1,100              6,204
 * Cross Country Healthcare, Inc.                                         4,300             71,423
*# Crown Castle International Corp.                                      68,300          1,006,059
 * Crown Holdings, Inc.                                                  67,300            600,989
 * Crown Media Holdings, Inc.                                            13,500            122,175
*# Cryolife, Inc.                                                         1,100              5,610
   CSS Industries, Inc.                                                   2,550             88,995
   CSX Corp.                                                            191,300          6,045,080
   CT Communications, Inc.                                                2,200             30,140
   CTS Corp.                                                             13,000            141,700
   Cubic Corp.                                                           31,500            709,065
 * Culp, Inc.                                                             2,500             18,500
*# Cumulus Media, Inc. Class A                                           15,600            289,224
 * CuraGen Corp.                                                          4,900             24,500
 * Curative Health Services Inc                                           2,500             26,300
   Curtiss-Wright Corp-Cl B W/I                                           1,272             56,922
   Cutter & Buck, Inc.                                                    2,500             25,900
 * Cyberoptics Corp.                                                        600             12,546
 * Cybersource Corp.                                                      6,500             54,925
 * Cypress Semiconductor Corp.                                           46,900            767,284
   Cytec Industries, Inc.                                                13,500            543,645
   D & K Healthcare Resources, Inc.                                      13,600   $        162,792
   D&E Communications, Inc.                                               2,800             36,288
   Dana Corp.                                                           173,300          3,232,045
 * Datalink Corp.                                                        12,500             45,625
   Datascope Corp.                                                        5,617            195,078
 * Datastream Systems, Inc.                                               3,900             24,414
 * Dave and Busters, Inc.                                                 3,900             72,930
 * DaVita, Inc.                                                          50,000          2,321,000
 * Dawson Geophysical Co.                                                   400              5,940
 * Deckers Outdoor Corp.                                                  1,900             47,500
   Deere & Co.                                                            2,500            164,250
 * Delphax Technologies, Inc.                                               400              2,560
   Delphi Financial Group, Inc. Class A                                  14,100            567,948
 * Denbury Resources, Inc.                                               24,100            443,440
 * Dendreon Corp.                                                         6,400             70,080
 * Department 56, Inc.                                                    3,900             61,620
 * Devcon International Corp.                                               300              3,450
   Devon Energy Corp.                                                    81,900          4,861,584
 # Diamond Offshore Drilling, Inc.                                       71,900          1,624,221
 * DiamondCluster International, Inc.                                     5,000             48,450
   Diebold, Inc.                                                            200              9,826
 * Diedrich Coffee, Inc.                                                    400              1,580
 * Digi International, Inc.                                               4,300             44,677
 * Digimarc Corp.                                                         2,400             27,120
*# Digital Angel Corp.                                                    5,900             18,998
*# Digital Insight Corp.                                                  7,900            152,628
 * Digitas, Inc.                                                         15,500            143,375
   Dillards, Inc. Class A                                                73,900          1,478,739
   Dime Community Bancorp, Inc.                                          19,912            340,495
   Dimon, Inc.                                                           55,600            341,940
 * Diodes, Inc.                                                           3,000             65,490
 * Discovery Partners International                                       7,800             40,482
   Disney (Walt) Co.                                                    436,700         10,249,349
   Distributed Energy Systems Corp.                                       2,000              6,400
 * Ditech Communications Corp.                                           13,600            280,296
 * Dixie Group, Inc.                                                     11,100            131,091
 * Dollar Thrifty Automotive Group, Inc.                                 22,900            600,438
 * Dominion Homes, Inc                                                      700             21,357
   Dominion Resources, Inc.                                               1,194             75,186
 * DoubleClick, Inc.                                                     51,900            440,112
   Dover Motorsports, Inc.                                                2,900             13,311
   Downey Financial Corp.                                                20,800          1,100,320
 * Drew Industries, Inc.                                                    700             26,075
 * Drugstore.com, Inc.                                                   26,300            122,032
 * Duane Reade, Inc.                                                      8,400            138,600
 * Ducommun, Inc.                                                           700             13,195
 * Dura Automotive Systems, Inc.                                          5,500             52,030
*# DUSA Pharmaceuticals, Inc.                                            10,100            106,656
 * Dyax Corp.                                                            15,200            149,720
 * Dycom Industries, Inc.                                                21,399            528,341
 * Dynamex, Inc.                                                            700              9,198
 * Dynegy, Inc.                                                          69,100            303,349
 * E Trade Group, Inc.                                                  212,600          2,425,766
 * E.piphany, Inc.                                                        4,000             18,800
   Eagle Materials, Inc.                                                 19,681          1,312,723
   Eagle Materials, Inc. Series B                                         9,015            594,990
   Eastman Chemical Co.                                                  22,900          1,061,186
   Eastman Kodak Co.                                                    128,300          3,358,894
   Eaton Corp.                                                            3,200            186,720
 * Edge Petroleum Corp.                                                   2,800             38,780
 * Edgewater Technology, Inc.                                             7,700             47,663

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * eFunds Corp.                                                          16,300   $        260,963
 * EGL, Inc.                                                             12,800            292,864
   Electro Rent Corp.                                                     2,400             26,256
 * Electro Scientific Industries, Inc.                                    7,500            171,225
   Electronic Data Systems Corp.                                        246,100          4,023,735
 * Electronics for Imaging, Inc.                                         24,000            666,240
 * eLoyalty Corp.                                                           900              5,697
 * EMC Corp.                                                             26,550            298,422
 * EMCORE Corp.                                                           2,400              7,104
 * Emisphere Technologies, Inc.                                           6,000             30,480
 * Emmis Communications Corp.
     Class A                                                             18,800            409,840
 * EMS Technologies, Inc.                                                 9,700            211,072
 * Emulex Corp.                                                           5,000             93,400
 * Encore Medical Corp.                                                   7,100             49,558
 * Encore Wire Corp.                                                      4,700            143,185
   Energen Corp.                                                         11,300            506,240
 * Energy Partners, Ltd.                                                 11,500            152,605
 * Enesco Group, Inc.                                                     3,600             34,668
   ENSCO International, Inc.                                             85,046          2,265,625
 * Entravision Communications Corp.                                      55,400            448,740
 * Entrust, Inc.                                                         66,800            307,280
 # EOG Resources, Inc.                                                   60,600          3,237,858
 * ePlus, Inc.                                                            2,400             28,272
 * ePresence, Inc.                                                        6,400             25,856
 * Equity Oil Co.                                                           900              3,825
 * Esco Technologies, Inc.                                                5,700            281,010
 * ESS Technology, Inc.                                                  10,100            115,746
 * Esterline Technologies Corp.                                           8,200            206,476
 * Ethyl Corp.                                                            2,100             42,147
 * Exar Corp.                                                            15,900            253,287
 * Exelixis, Inc.                                                        32,600            300,572
 * Exponent, Inc.                                                           500             12,465
 * Extreme Networks, Inc.                                                33,232            176,794
 * Exult, Inc.                                                           15,000             92,700
   F.N.B. Corp.                                                          13,200            263,472
   Fair, Isaac & Co., Inc.                                               12,922            449,039
 * Fairchild Corp. Class A                                                8,100             36,450
 * Fairchild Semiconductor Corp.
     Class A                                                             47,466            936,030
 * Famous Dave's of America, Inc.                                         2,100             16,531
   Farmer Brothers Co.                                                    5,000            142,800
 * Faro Technologies, Inc.                                                1,400             37,436
   FBL Financial Group, Inc. Class A                                     18,200            516,334
   Federated Department Stores, Inc.                                    171,600          8,187,036
   FedEx Corp.                                                            4,782            351,860
   Fidelity National Financial, Inc.                                     81,235          3,053,624
 * Financial Federal Corp.                                                2,100             65,604
 * Financial Industries Corp.                                             2,444             27,984
 * Finish Line, Inc. Class A                                             11,700            389,610
 * Finlay Enterprises, Inc.                                               4,400             86,152
   First American Financial Corp.                                        38,600          1,002,056
 * First Cash Financial Services, Inc.                                    2,700             55,620
   First Charter Corp.                                                    7,900            165,426
   First Citizens Bancshares, Inc.                                        3,900            452,400
   First Community Bancorp                                                3,600            130,680
   First Community Bancshares, Inc.                                       3,000             81,000
   First Federal Capital Corp.                                            4,400            119,416
 * First Horizon Pharmaceutical Corp.                                     5,665            100,412
   First Indiana Corp.                                                    7,775            153,401
 * First Mariner Bank Corp.                                                 300              5,349
   First Merchants Corp.                                                  3,831   $         92,059
   First Niagara Financial Group, Inc.                                   28,454            354,252
 # First PacTrust Bancorp, Inc.                                             600             12,930
   First Place Financial Corp.                                              991             16,292
   First Republic Bank                                                    6,800            277,168
   First Sentinel Bancorp, Inc.                                           9,600            200,448
   First State Bancorporation                                               200              6,346
 * FirstFed Financial Corp.                                               7,800            322,062
 * Flanders Corp.                                                         1,900             13,585
 * Fleetwood Enterprises, Inc.                                           39,700            531,980
 * Florida Banks, Inc.                                                      400              8,384
   Florida East Coast Industries, Inc.                                    9,600            347,328
   Flowers Foods, Inc.                                                   39,150            914,935
 * Flowserve Corp.                                                       35,500            743,725
 * FMC Corp.                                                             10,300            417,871
 * FMC Technologies, Inc.                                                 1,719             46,361
   FNB Corp.                                                                700             13,580
 * Foodarama Supermarkets, Inc.                                             100              4,025
   Foot Locker, Inc.                                                     32,000            755,200
   Ford Motor Co.                                                     1,049,140         15,579,729
 * Forest Oil Corp.                                                      49,750          1,238,775
   Fortune Brands, Inc.                                                   2,000            150,600
 * Foster (L.B.) Co. Class A                                                700              5,460
*# Foster Wheeler, Ltd.                                                   3,500              4,130
 * Fox Entertainment Group, Inc.
     Class A                                                            115,800          3,120,810
 * FPIC Insurance Group, Inc.                                             1,800             48,600
 * FreeMarkets, Inc.                                                     13,200             90,024
   Fremont General Corp.                                                 32,300            725,135
 * Friede Goldman Halter, Inc.                                              100                  0
 * Frontier Airlines, Inc.                                                9,200             85,560
 * Frozen Food Express Industries, Inc.                                   4,300             29,455
*# FuelCell Energy, Inc.                                                 12,200            193,614
   Fuller (H.B.) Co.                                                     10,100            270,579
   Furniture Brands International, Inc.                                  24,200            623,634
   G & K Services, Inc. Class A                                           4,843            190,572
 * G-III Apparel Group, Ltd.                                                500              4,507
   GameTech International, Inc.                                             800              3,608
 * Gardner Denver Machinery, Inc.                                         5,500            144,045
 * Gateway, Inc.                                                         24,100             97,605
 # GATX Corp.                                                            14,097            339,879
 * Gaylord Entertainment Co.                                             34,760            999,350
 * Gehl Co.                                                                 400              6,796
 # Gencorp, Inc.                                                         27,600            313,536
 * Gene Logic, Inc.                                                       4,600             18,124
 * General Binding Corp.                                                  2,600             34,918
 * General Communications, Inc.
     Class A                                                             16,200            128,466
   General Electric Co.                                                     139              4,326
 # General Motors Corp.                                                 301,300         13,676,007
 * Genesee Corp. Class B                                                    100                382
 * Genesis Microchip, Inc.                                                9,200            148,580
 * Genlyte Group, Inc.                                                    6,100            358,497
 * Gentiva Health Services, Inc.                                          2,800             44,464
   Genuine Parts Co.                                                      3,800            143,032
   Georgia-Pacific Corp.                                                155,700          5,577,174
 * Getty Images, Inc.                                                    17,800          1,002,140
   Gibraltar Steel Corp.                                                  7,600            220,020
   Glatfelter (P.H.) Co.                                                 11,200            137,088
 * Global Payment Technologies, Inc.                                        400              1,468
 * Globecomm Systems, Inc.                                               10,200             59,772

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Gold Banc Corp.                                                        4,700   $         76,986
*# Goodyear Tire & Rubber Co.                                            52,300            455,010
   Goody's Family Clothing, Inc.                                         35,300            421,482
 * Gottschalks, Inc.                                                      2,400             12,432
*# GP Strategies Corp.                                                    7,600             57,000
   Granite Construction, Inc.                                            14,300            270,270
 * Graphic Packaging Corp.                                                3,200             20,672
   Gray Television, Inc.                                                 15,940            224,595
   Great American Financial Resources,
     Inc.                                                                 2,300             35,075
 * Great Atlantic & Pacific Tea Co., Inc.                                12,700             88,011
   Great Lakes Chemical Corp.                                            18,000            446,040
   Greenpoint Financial Corp.                                            58,950          2,363,895
 * Grey Wolf, Inc.                                                       15,200             55,480
 * Griffin Land & Nurseries, Inc.
     Class A                                                                400             10,118
 * Griffon Corp.                                                         27,170            632,518
 * Group 1 Automotive, Inc.                                              19,100            613,110
 * Group 1 Software, Inc.                                                   800             18,288
 * GSI Commerce, Inc.                                                     9,700             79,540
 * GTSI Corp.                                                             1,600             19,072
 * Guess, Inc.                                                           12,900            198,660
   Gulf Island Fabrication, Inc.                                          2,900             55,100
 * Ha-Lo Industries, Inc.                                                19,500                 27
 * Hain Celestial Group, Inc.                                            15,100            267,270
 * Hall Kinion Associates, Inc.                                           4,400             18,216
   Hancock Holding Co.                                                    4,500            123,660
   Handleman Co.                                                         25,400            568,960
 * Hanger Orthopedic Group, Inc.                                          7,900            130,350
 * Hanover Compressor Co.                                                15,100            158,097
   Harbor Florida Bancshares, Inc.                                        5,200            145,964
   Harleysville Group, Inc.                                              11,800            222,902
 * Harmonic, Inc.                                                         2,400             15,336
   Harrahs Entertainment, Inc.                                            2,600            133,640
   Harris Corp.                                                          17,800            823,072
 * Harris Interactive, Inc.                                               5,600             41,664
   Hartford Financial Services Group,
     Inc.                                                               178,600         11,809,032
 * Harvard Bioscience, Inc.                                              14,700             69,090
 * Harvest Natural Resources, Inc.                                        3,800             48,260
   Hasbro, Inc.                                                         229,000          4,502,140
 * Hauppauge Digital, Inc.                                                1,200              7,633
 * Hawk Corp.                                                               600              3,135
 * Hawthorne Financial Corp.                                              3,450            121,543
   HCC Insurance Holdings, Inc.                                          11,800            391,052
 * Health Net Inc.                                                       18,000            423,000
   Healthcare Services Group, Inc.                                        1,200             18,648
   Hearst-Argyle Television, Inc.                                        43,100          1,127,065
 * Hector Communications Corp.                                              200              4,000
   Heico Corp.                                                            8,700            127,977
   Heico Corp. Class A                                                      870             10,283
 * Heidrick & Struggles International,
     Inc.                                                                 7,400            206,756
   Helmerich & Payne, Inc.                                               30,700            765,965
 * Hercules, Inc.                                                           100              1,058
 * Heritage Commerce Corp.                                                  800             11,352
 * Herley Industries, Inc.                                                2,200             45,210
   Hewlett-Packard Co.                                                  439,900          9,343,476
 * Hexcel Corp.                                                           5,000             42,500
   Hibernia Corp.                                                         1,900             45,600
   Hilton Hotels Corp.                                                   42,400            735,640
 * Hines Horticulture, Inc.                                               1,600   $          6,944
   HMN Financial, Inc.                                                    3,600             90,468
 * HMS Holdings Corp.                                                     4,500             24,300
 * Hollywood Entertainment Corp.                                         15,400            204,512
 * Hologic, Inc.                                                          6,500            133,640
   Hooper Holmes, Inc.                                                   15,800             88,480
   Horace Mann Educators Corp.                                           12,700            215,011
   Horizon Financial Corp.                                                1,900             34,998
 * Horizon Health Corp.                                                   2,000             46,000
 * Horizon Offshore, Inc.                                                 7,300              8,906
   Horton (D.R.), Inc.                                                   82,755          2,391,619
 * Houston Exploration Co.                                               13,400            633,284
 * Hub Group, Inc. Class A                                                  500             16,360
 * Hudson Highland Group, Inc.                                            3,390             94,072
 # Hughes Supply, Inc.                                                   21,200          1,144,800
 * Human Genome Sciences, Inc.                                              900              9,783
 * Humana, Inc.                                                          94,100          1,606,287
 # Hunt (J.B.) Transport Services, Inc.                                  50,000          1,637,000
 # Huntington Bancshares, Inc.                                            2,500             56,675
 * Hutchinson Technology, Inc.                                           22,300            588,943
 * Huttig Building Products, Inc.                                         4,400             36,300
 * Hypercom Corp.                                                        21,100            141,792
 * Ibis Technology Corp.                                                  1,600             12,320
 * Identix, Inc.                                                         27,179            197,048
 # Idex Corp.                                                             8,500            405,450
 * IDT Corp.                                                             10,500            184,695
 * IDT Corp. Class B                                                      1,100             19,800
 * iGate Capital Corp.                                                   20,600             91,876
   IHOP Corp.                                                             7,300            262,800
   Ikon Office Solutions, Inc.                                          100,500          1,107,510
 * ILEX Oncology, Inc.                                                   10,099            233,792
 * Illumina, Inc.                                                        24,400            154,696
   ILX Resorts, Inc.                                                        200              2,014
 * Image Entertainment, Inc.                                              4,800             16,560
   Imation Corp.                                                         31,300          1,288,308
   IMC Global, Inc.                                                          56                697
 * IMCO Recycling, Inc.                                                   3,900             49,140
 * ImmunoGen, Inc.                                                        4,400             35,244
*# Impath, Inc.                                                             600              3,390
 * Impco Technologies, Inc.                                               3,700             21,201
 * Imperial Sugar Co.                                                       300              3,543
   Independence Community Bank
     Corp.                                                               49,687          1,864,256
 # IndyMac Bancorp, Inc.                                                 22,400            736,960
 * Inet Technologies, Inc.                                                9,200             81,972
   Infinity Property & Casualty Corp.                                     6,400            199,680
 * InFocus Corp.                                                            300              2,418
 * Infonet Services Corp.                                                58,600            100,792
 * Information Holdings, Inc.                                             6,800            181,696
 * Inforte Corp.                                                          6,700             72,494
 * InfoSpace, Inc.                                                        8,500            310,930
   Ingles Market, Inc. Class A                                            2,000             21,200
 * Ingram Micro, Inc.                                                    71,200          1,028,840
 * Innotrac Corp.                                                           200              1,850
 * Innovative Solutions & Support, Inc.                                   1,100             21,979
 * Innovex, Inc.                                                          4,500             24,255
 * Insight Communications Co., Inc.                                       9,450             90,342
 * Insight Enterprises, Inc.                                             16,100            295,596
 * Insituform Technologies, Inc. Class A                                  4,500             68,850
 * Inspire Pharmaceuticals, Inc.                                          5,100             87,363
 * Instinet Group, Inc.                                                  37,500            247,125

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Insurance Auto Auctions, Inc.                                          6,900   $        112,884
   Integra Bank Corp.                                                     4,100             86,059
 * IntegraMed America, Inc.                                                 200              1,456
 * Integrated Device Technology, Inc.                                    49,000            714,420
 * Integrated Electrical Services, Inc.                                  35,700            321,300
 * Interactive Data Corp.                                                 2,200             37,290
 * InterActiveCorp                                                      214,503          6,705,364
 * Interface, Inc. Class A                                               19,800            138,600
 * Intergraph Corp.                                                      40,200          1,010,628
 * Interland, Inc.                                                        5,400             15,714
 * Interlink Electronics, Inc.                                            1,800             18,090
   Intermet Corp.                                                         1,900              7,809
 * International Multifoods Corp.                                         8,000            199,680
   International Paper Co.                                              206,912          8,675,820
 * International Rectifier Corp.                                         25,900          1,146,593
   International Speedway Corp.
     Class A                                                              1,000             46,650
 * Internet Security Systems, Inc.                                       16,600            262,612
 * Interphase Corp.                                                       1,100             10,449
   Interpool, Inc.                                                        4,500             75,937
   Intersil Corp.                                                        77,900          1,655,375
   Interstate Bakeries Corp.                                             14,600            153,300
 * Interstate Hotels & Resorts, Inc.                                      1,100              5,885
 * Intest Corp.                                                             600              3,450
 * Invitrogen Corp.                                                      30,600          2,125,170
   Iomega Corp.                                                             200                968
*# Ionics, Inc.                                                          11,900            300,594
*# IPIX Corp.                                                             1,700             14,263
*# Iron Mountain, Inc.                                                      300             13,281
   Irwin Financial Corp.                                                  9,700            246,865
   Isco, Inc.                                                               200              3,186
 * ITLA Capital Corp.                                                       400             16,040
 * IXYS Corp.                                                            21,522            201,231
 * J & J Snack Foods Corp.                                                1,700             67,592
 * J Net Enterprises, Inc.                                                  600                900
 * Jack in the Box, Inc.                                                 12,000            335,640
 * Jaco Electronics, Inc.                                                 1,400              6,973
 * Jacuzzi Brands, Inc.                                                  19,300            164,822
 * Jakks Pacific, Inc.                                                    2,400             42,672
   Janus Capital Group, Inc.                                            244,500          4,002,465
 * Jarden Corp.                                                           1,500             52,500
 * JDA Software Group, Inc.                                               8,900            112,585
   Jefferies Group, Inc.                                                 22,800            746,244
   Jefferson-Pilot Corp.                                                 60,500          3,105,465
   JLG Industries, Inc.                                                  39,300            495,966
 * Johnson Outdoors, Inc.                                                   500              9,535
   Jones Apparel Group, Inc.                                             81,400          3,131,458
 * Jones Lang LaSalle, Inc.                                                 700             17,654
 * Jos. A. Bank Clothiers, Inc.                                           1,650             53,773
   Joy Global, Inc.                                                       5,000            137,500
 * K-Tron International, Inc.                                               200              4,268
 * K2, Inc.                                                               9,924            146,081
 * Kadant, Inc.                                                           5,657            114,441
 * Kaiser Aluminum Corp.                                                  2,900                101
   Kaman Corp. Class A                                                    5,932             69,879
 * Kansas City Southern Industries,
     Inc.                                                                29,300            380,900
   KB Home Corp.                                                          1,000             65,880
 * Keane, Inc.                                                           26,300            377,405
 * Keith Companies, Inc.                                                  2,400             33,648
   Kellwood Co.                                                          94,700          3,854,290
   Kelly Services, Inc.                                                   7,804   $        216,483
 * Kemet Corp.                                                           41,500            504,225
   Kennametal, Inc.                                                      27,400          1,167,240
 * Kennedy-Wilson, Inc.                                                     900              6,120
   Kerr-McGee Corp.                                                      45,346          2,233,290
 * Key Energy Group, Inc.                                                51,500            498,520
   KeyCorp                                                              215,100          6,756,291
 * Keynote Systems, Inc.                                                 12,100            157,905
 * Keystone Automotive Industries,
     Inc.                                                                 4,700            129,250
 * Kforce, Inc.                                                           1,676             15,352
   Kimball International, Inc. Class B                                    5,300             73,352
 * Kindred Healthcare, Inc.                                               8,600            213,624
 * King Pharmaceuticals, Inc.                                             8,300            110,888
 * Kirby Corp.                                                            8,300            293,820
   Knight Ridder, Inc.                                                    1,700            129,166
 * Knight Trading Group, Inc.                                            77,000            882,420
 * Korn/Ferry International                                              17,000            236,130
 # Kraft Foods, Inc.                                                    329,700          9,844,842
 * Kroll, Inc.                                                              451             16,480
   Kronos Worldwide, Inc.                                                    53              1,643
 * Kulicke & Soffa Industries, Inc.                                       8,500             97,495
 # La-Z-Boy, Inc.                                                        16,700            308,115
 * LaBarge, Inc.                                                          1,900             14,440
 * Labor Ready, Inc.                                                      6,700             81,539
 * LaCrosse Footwear, Inc.                                                  400              3,144
   Ladish Co., Inc.                                                       3,000             26,100
   LaFarge North America, Inc.                                           54,900          2,418,894
 * Lakes Entertainment, Inc.                                              1,600             19,776
 * Lamson & Sessions Co.                                                 12,800             96,640
   Lance, Inc.                                                           14,100            215,025
 * Lancer Corp.                                                             700              4,480
   Landamerica Financial Group, Inc.                                     17,100            682,119
 * Landec Corp.                                                           3,300             23,397
   Landry's Restaurants, Inc.                                            25,200            756,000
 * Laureate Education, Inc.                                              33,800          1,241,136
 * Lawson Software, Inc.                                                  5,800             41,586
 * Layne Christensen Co.                                                    800             13,488
 * Lazare Kaplan International, Inc.                                        500              4,400
 * LCC International, Inc. Class A                                        2,700             11,178
   Lear Corp.                                                            56,700          3,358,341
 * Lecroy Corp.                                                           1,100             20,273
   Leggett and Platt, Inc.                                                1,800             45,504
   Lehman Brothers Holdings, Inc.                                         3,000            226,950
   Lennar Corp. A Shares                                                 34,400          1,578,960
   Lennar Corp. B Shares                                                  3,440            147,301
   Lennox International, Inc.                                            45,700            753,136
 * Lesco, Inc.                                                            4,200             54,306
*# Level 3 Communications, Inc.                                          40,500            157,950
 * Lexicon Genetics, Inc.                                                15,000            105,150
   Liberty Corp.                                                          5,300            246,715
 * Liberty Media Corp.                                                1,421,700         15,610,266
 * Lightbridge, Inc.                                                      3,300             17,391
   Lilly (Eli) & Co.                                                        676             49,801
   Limited Brands, Inc.                                                  16,400            316,520
   Lincoln National Corp.                                                80,200          3,808,698
   Lithia Motors, Inc. Class A                                            5,200            124,384
 # LNR Property Corp.                                                    27,200          1,366,800
   Lockheed Martin Corp.                                                133,500          6,613,590
   Loews Corp.                                                          175,000         10,085,250
 * LogicVision, Inc.                                                     10,600             31,683

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Logility, Inc.                                                         1,000   $          4,450
   Lone Star Steakhouse & Saloon, Inc.                                   41,400          1,051,560
 * Lone Star Technologies, Inc.                                          11,300            227,356
   Longs Drug Stores Corp.                                               29,800            638,316
   Longview Fibre Co.                                                    25,400            324,104
 # Louisiana-Pacific Corp.                                              130,100          3,005,310
   LSI Industries, Inc.                                                   1,350             15,525
 * LSI Logic Corp.                                                      177,500          1,455,500
 * LTX Corp.                                                             15,451            164,553
   Lubrizol Corp.                                                        20,300            672,133
 * Luby's, Inc.                                                           1,500              8,280
 * Lydall, Inc.                                                           4,800             42,384
   Lyondell Chemical Co.                                                 71,600          1,182,832
 * M & F Worldwide Corp.                                                  1,500             19,500
   M/I Schottenstein Homes, Inc.                                          8,100            344,007
 * Mac-Gray Corp.                                                           500              3,205
 * Macromedia, Inc.                                                      20,900            543,400
 * Madden (Steven), Ltd.                                                    800             15,448
   MAF Bancorp, Inc.                                                     13,800            607,890
*# Magna Entertainment Corp.                                              7,000             36,540
 * Magnetek, Inc.                                                         4,900             38,269
 * Magnum Hunter Resources, Inc.                                         24,600            247,722
 * Main Street & Main, Inc.                                               2,000              4,100
 * MAIR Holdings, Inc.                                                    6,100             48,800
   Mandalay Resort Group                                                 39,500          2,166,575
   Manor Care, Inc.                                                      29,800            933,634
 * Manugistic Group, Inc.                                                12,600             56,070
   Manulife Financial Corp.                                             284,353         11,038,583
 * Mapinfo Corp.                                                          6,700             67,000
   Marathon Oil Corp.                                                   199,900          6,664,666
   Marcantile Bankshares Corp.                                            2,381            111,169
 * Marimba, Inc.                                                          7,200             58,896
 * MarineMax, Inc.                                                        7,200            191,880
 * MarketWatch.com, Inc.                                                 16,700            190,046
   MarkWest Hydrocarbon, Inc.                                               660              7,062
   Martin Marietta Materials, Inc.                                       22,300            955,109
   Massey Energy Co.                                                     35,800            881,396
 * Mastec, Inc.                                                          21,500             91,805
 * Material Sciences Corp.                                                3,900             40,365
 * Matria Healthcare, Inc.                                                2,000             43,700
 * Matrix Bancorp, Inc.                                                     500              5,950
 * Matrix Service Co.                                                     4,000             42,720
 * Maverick Tube Corp.                                                   14,300            328,900
   Maxcor Financial Group, Inc.                                           3,700             41,329
*# Maxim Pharmaceuticals, Inc.                                            6,300             56,133
*# Maxtor Corp.                                                         139,600            959,052
 * Maxwell Shoe Company, Inc.                                               900             20,097
 * Maxwell Technologies, Inc.                                               700             11,123
 * Maxygen, Inc.                                                          5,300             53,212
   May Department Stores Co.                                             25,100            719,366
   MBIA, Inc.                                                           111,750          6,189,832
   MCG Capital Corp.                                                      6,900            106,881
   McGrath Rent Corp.                                                     3,004             93,575
   McKesson Corp.                                                       161,900          5,569,360
   McRae Industries, Inc. Class A                                         2,200             21,890
   MDC Holdings, Inc.                                                    15,665          1,007,729
 * Meade Instruments Corp.                                               16,000             51,200
 * Meadowbrook Insurance Group,
     Inc.                                                                 2,200             11,154
   MeadWestavco Corp.                                                    90,400          2,496,848
*# Medarex, Inc.                                                         18,200            152,334
 * Medco Health Solutions, Inc.                                          44,100   $      1,544,823
   Media General, Inc. Class A                                           13,800            949,716
 * Medquist, Inc.                                                         8,300            102,339
 * MEDTOX Scientific, Inc.                                                2,500             25,500
 * Mens Warehouse, Inc.                                                  12,700            331,343
 * Merix Corp.                                                            9,400            100,580
 * Merrimac Industries, Inc.                                              1,100             10,175
 * Mesa Air Group, Inc.                                                  12,000             92,040
 * Meta Group, Inc.                                                       2,900             13,340
   MetLife, Inc.                                                        759,500         27,000,225
 * Metris Companies, Inc.                                                 5,600             42,280
 * Metro-Goldwyn-Mayer, Inc.                                            186,200          2,213,918
 * Metrologic Instruments, Inc.                                           7,200            106,704
   MGIC Investment Corp.                                                111,100          8,110,300
 * MGM Grand, Inc.                                                       91,900          4,081,279
   Michaels Stores, Inc.                                                 30,800          1,609,300
 * Micro Linear Corp.                                                     4,200             25,326
 * Micromuse, Inc.                                                       22,000            130,240
*# Micron Technology, Inc.                                              228,000          3,426,840
 * Microsemi Corp.                                                       18,400            225,216
 * Microtune, Inc.                                                        5,600             19,152
   Middleby Corp.                                                           600             36,702
   Midland Co.                                                            2,000             52,240
*# Midway Games, Inc.                                                     3,200             34,688
   Millennium Chemicals, Inc.                                               900             15,282
*# Millennium Pharmaceuticals, Inc.                                     131,300          1,957,683
 * Miller Industries, Inc.                                                8,700             79,257
   Mine Safety Appliances Co.                                             3,900            116,493
   Minerals Technologies, Inc.                                           18,600          1,069,500
 * MIPS Technologies, Inc.                                                2,700             18,738
 * Misonix, Inc.                                                          4,500             37,890
 * Mission Resources Corp.                                                5,400             29,052
 * MKS Instruments, Inc.                                                 16,200            378,432
 * Mobile Mini, Inc.                                                      5,900            125,788
 * Mobius Management Systems, Inc.                                        1,300              7,800
   Modine Manufacturing Co.                                               6,900            208,035
 * Modtech Holdings, Inc.                                                 1,800             12,600
 * Moldflow Corp.                                                         2,000             22,320
 * Molecular Devices Corp.                                                4,600             78,430
   Monaco Coach Corp.                                                     3,200             80,128
 * Mondavi (Robert) Corp. Class A                                         4,800            167,136
 * Monro Muffler Brake, Inc.                                                900             22,302
   Monsanto Co.                                                         119,100          4,108,950
 * Monster Worldwide, Inc.                                               45,200          1,144,012
*# Mony Group, Inc.                                                      41,500          1,296,460
 * Moog, Inc. Class A                                                     5,175            160,942
   Movado Group, Inc.                                                     6,600            202,620
 * MPS Group, Inc.                                                       86,100            953,988
 * MRO Software, Inc.                                                    33,300            475,857
 * MSC Software Corp.                                                     8,500             75,990
   Mueller Industries, Inc.                                              16,200            529,740
   Myers Industries, Inc.                                                10,100            136,451
 * Nabi Biopharmaceuticals                                               16,200            272,160
   Nacco Industries, Inc. Class A                                         7,300            647,802
 * Nanometrics, Inc.                                                      2,200             28,138
*# Napco Security Systems, Inc.                                             400              3,520
   Nash-Finch Co.                                                         3,200             60,160
 * Nashua Corp.                                                             400              3,692
 * NATCO Group, Inc. Class A                                              1,500             11,460
 * National RV Holdings, Inc.                                             1,800             21,420
 * National Semiconductor Corp.                                          10,000            216,700

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * National Western Life Insurance Co.
     Class A                                                                900   $        131,535
   Nationwide Financial Services, Inc.                                   30,200          1,103,810
 * Natrol, Inc.                                                             900              2,475
   Nature's Sunshine Products, Inc.                                         100              1,490
 * Natus Medical, Inc.                                                    3,300             16,929
 * Navigant International, Inc.                                           6,200            107,756
 * Navigators Group, Inc.                                                   600             17,340
 * NCI Building Systems, Inc.                                            14,800            430,236
 * NCO Group, Inc.                                                       13,197            327,154
 * NCR Corp.                                                              6,300            303,912
   Neiman Marcus Group, Inc.                                             13,700            706,920
 * Nektar Therapeutics                                                   21,400            459,886
 * Neoforma, Inc.                                                           200              2,274
 * NEON Systems, Inc.                                                       700              2,457
 * Neopharm, Inc.                                                         1,610             17,710
 * NES Rentals Holdings, Inc.                                                 5                 41
 * Netegrity, Inc.                                                        8,300             78,186
 * Netopia, Inc.                                                            300              1,740
 * NetRatings, Inc.                                                      33,900            474,261
 * Netscout System, Inc.                                                 22,100            152,269
 * NetSolve, Inc.                                                         3,200             31,846
 * Network Associates, Inc.                                              12,000            199,800
 * Network Equipment Technologies,
     Inc.                                                                26,700            196,512
 # New Century Financial Corp.                                           11,400            497,154
   New Jersey Resources Corp.                                             5,500            215,985
 * Newfield Exploration Co.                                              23,890          1,188,527
   Newmont Mining Corp.                                                   2,294             91,095
 * Newpark Resources, Inc.                                               26,000            146,900
 * Newport Corp.                                                         24,700            358,891
 * NIC, Inc.                                                              8,000             44,160
   NL Industries, Inc.                                                   11,500            143,750
 * NMT Medical, Inc.                                                      1,500              5,708
 * Nobel Learning Communities, Inc.                                         400              2,630
   Noble Energy, Inc.                                                    18,700            847,858
 # Nordstrom, Inc.                                                        1,900             77,045
   Norfolk Southern Corp.                                               339,800          8,233,354
 * North American Scientific, Inc.                                        5,800             51,910
   Northrop Grumman Corp.                                               116,262         11,990,100
   Northwest Bancorp, Inc.                                                2,300             51,152
 * Northwest Pipe Co.                                                       500              7,350
 * Novell, Inc.                                                         205,000          1,867,550
 * Nu Horizons Electronics Corp.                                         12,600            102,438
   Nucor Corp.                                                           35,800          2,357,430
 * Nutraceutical International Corp.                                      2,200             53,922
 * Nuvelo, Inc.                                                              21                183
   NWH, Inc.                                                              3,600             67,554
 * NYFIX, Inc.                                                            9,700             48,888
 * O.I. Corp.                                                               200              1,682
 * Obie Media Corp.                                                         400              1,412
   Occidental Petroleum Corp.                                            15,100            667,420
   OceanFirst Financial Corp.                                             2,400             53,520
 * Ocular Sciences, Inc.                                                  1,900             63,479
 * Ocwen Financial Corp.                                                 39,300            488,892
 # Odyssey Re Holdings Corp.                                             52,000          1,313,000
 * Office Depot, Inc.                                                   215,300          3,518,002
 * Offshore Logistics, Inc.                                              16,400            376,708
 * Ohio Casualty Corp.                                                   48,700            913,125
 * Oil States International, Inc.                                        17,700            251,340
 * Old Dominion Freight Lines, Inc.                                         450             12,497
   Old Republic International Corp.                                      91,250   $      2,076,850
   Olin Corp.                                                               448              7,370
 * Olympic Steel, Inc.                                                    2,500             35,500
 * OM Group, Inc.                                                         9,300            248,217
 * Omega Protein Corp.                                                    2,500             27,000
   Omnicare, Inc.                                                        64,800          2,786,400
 * Omnova Solutions, Inc.                                                10,500             54,180
*# Oneida, Ltd.                                                           2,600              3,224
 * Onvia.com, Inc.                                                          200              1,174
 * Onyx Acceptance Corp.                                                    400              6,060
 * Onyx Pharmacueticals, Inc.                                             5,600            263,032
 * OPENT Technologies, Inc.                                              23,600            328,748
 * Openwave Systems Inc.                                                 10,900            121,753
 * Opinion Research Corp.                                                 5,300             36,782
   Option Care, Inc.                                                      5,000             67,350
 * Orbital Sciences Corp.                                                37,100            465,605
 * Oregon Steel Mills, Inc.                                               5,500             61,985
 * Orleans Homebuilders, Inc.                                               600             10,980
*# Orthodontic Centers of America,
     Inc.                                                                 2,900             24,795
 * Osteotech, Inc.                                                        4,100             25,584
 * Overland Storage, Inc.                                                 2,800             40,096
   Overseas Shipholding Group, Inc.                                      19,200            732,288
 * Owens-Illinois, Inc.                                                  81,700          1,211,611
 * OYO Geospace Corp.                                                       900             15,740
   Paccar, Inc.                                                           3,825            213,435
 * Pacific Mercantile Bancorp                                             1,000             10,900
 * Pacificare Health Systems, Inc.                                       31,600          1,166,988
 * Packeteer, Inc.                                                        7,100            101,459
 * Pactiv Corp.                                                           1,800             42,444
 * Pain Therapeutics, Inc.                                               10,700             83,674
 * Palm Harbor Homes, Inc.                                                6,800            128,792
*# Palmone Inc                                                            4,015             85,238
 * Palmsource Inc                                                         1,243             25,171
 * PAM Transportation Services, Inc.                                        400              7,400
 * PanAmSat Corp.                                                         8,200            190,486
 * Panavision, Inc.                                                         600              3,885
 * Par Technology Corp.                                                     600              6,240
 * Paradyne Networks Corp.                                               10,200             48,246
 * Parallel Petroleum Corp.                                               4,500             17,771
 * Parexel International Corp.                                            7,400            146,446
   Park Electrochemical Corp.                                             3,400             84,864
 * Parker Drilling Co.                                                   11,900             38,199
   Parker-Hannifin Corp.                                                  2,600            144,456
 * Park-Ohio Holdings Corp.                                               2,800             33,880
 * Parlex Corp.                                                           3,300             20,031
 * Pathmark Stores, Inc.                                                  4,400             29,700
 * Patriot Transportation Holding, Inc.                                     200              7,235
 * Paxar Corp.                                                           11,000            202,730
 * PC Connection, Inc.                                                   17,661            135,460
 * PC Mall, Inc.                                                          2,300             37,927
 * PC-Tel, Inc.                                                           7,700             84,238
 * PDI, Inc.                                                              3,300             95,040
 # Peabody Energy Corp.                                                  34,900          1,735,926
 * Pediatrix Medical Group, Inc.                                          5,100            337,110
*# Pegasus Communications Corp.                                           1,600             25,952
 * Pegasus Solutions, Inc.                                                9,200            105,800
 * Pegasystems, Inc.                                                     23,000            195,730
   Pelican Financial, Inc.                                                  300              1,491
 * Pemstar, Inc.                                                          6,700             17,621
   Penn Virginia Corp.                                                    1,200             74,760

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Penn-America Group, Inc.                                               2,700   $         35,640
   Penney (J.C.) Co., Inc.                                              235,400          8,422,612
 # Pep Boys - Manny, Moe & Jack                                          62,500          1,530,625
   PepsiAmericas, Inc.                                                  169,900          3,608,676
 * Performance Food Group Co.                                               500             16,420
 * Performance Technologies, Inc.                                         1,400             15,176
 * Pericom Semiconductor Corp.                                            8,200             87,822
   PerkinElmer, Inc.                                                     60,300          1,176,453
   Perrigo Co.                                                            2,700             55,242
 * Perry Ellis International, Inc.                                          600             14,388
 * Petrocorp, Inc. Escrow Shares                                            900                 54
 * Petroleum Development Corp.                                            4,900            120,393
   PetSmart, Inc.                                                        78,300          2,434,347
   PFF Bancorp, Inc.                                                     21,000            836,220
 * Pharmacopia Drug Discovery, Inc.                                       7,900             54,984
 * Pharmacyclics, Inc.                                                    2,900             34,713
 * Phelps Dodge Corp.                                                    70,800          4,807,320
   Phillips-Van Heusen Corp.                                             12,000            227,160
 * Phoenix Technologies, Ltd.                                             7,400             48,840
 * Photon Dynamics, Inc.                                                  3,800            122,626
 * Photronics, Inc.                                                      11,200            198,016
 * Piccadilly Cafeterias, Inc.                                            1,800                  2
 * Pico Holdings, Inc.                                                    9,700            177,025
   Pier 1 Imports, Inc.                                                  18,600            350,610
   Pilgrims Pride Corp. Class B                                          30,700            825,216
 * Pinnacle Entertainment, Inc.                                           5,400             61,560
 * Pinnacle Systems, Inc.                                                21,300            154,851
 # Pioneer Natural Resources Co.                                         50,700          1,569,165
 * Pixelworks, Inc.                                                      10,700            193,456
 * Plains Exploration & Production Co.                                   20,910            372,198
 * Plains Resources, Inc.                                                 7,900            135,406
 * Planar Systems, Inc.                                                     800             10,120
 * Plato Learning, Inc.                                                  13,300            140,182
 * Plexus Corp.                                                          13,500            198,315
 * PLX Technology, Inc.                                                   3,800             56,658
   PMA Capital Corp. Class A                                              1,500             10,455
   PMI Group, Inc.                                                      117,100          5,055,207
   Pogo Producing Co.                                                    39,900          1,814,652
 * Polycom, Inc.                                                         40,400            827,796
   PolyMedica Corp.                                                      10,600            306,446
 * Polyone Corp.                                                          1,500             10,335
   Pomeroy IT Solutions, Inc.                                            10,400            132,288
   Pope & Talbot, Inc.                                                    5,100             85,323
   Potlatch Corp.                                                        11,800            445,450
 * Powell Industries, Inc.                                                1,400             23,926
 * Power-One, Inc.                                                       22,100            222,768
*# Powerwave Technologies, Inc.                                          20,400            163,404
 * PRAECIS Pharmaceuticals, Inc.                                         18,600             77,562
   Precision Castparts Corp.                                             51,955          2,436,170
   Preformed Line Products Co.                                              300              8,250
 * Premier Financial Bancorp                                                400              3,684
   Presidential Life Corp.                                                8,448            142,940
 * Presstek, Inc.                                                        16,700            172,177
 * PRG-Schultz International, Inc.                                        3,597             16,222
 * Price Communications Corp.                                            12,038            173,949
*# Pride International, Inc.                                             78,700          1,237,164
 * Prime Hospitality Corp.                                               31,800            315,138
 * Prime Medical Services, Inc.                                           7,900             46,215
   Principal Financial Group, Inc.                                      309,100         10,803,045
 * Proassurance Corp.                                                    15,200            502,664
*# Procom Technology, Inc.                                                  900              1,098
 * Progenics Pharmaceuticals, Inc.                                        1,400   $         24,570
 * Protection One, Inc.                                                  26,200              5,109
   Protective Life Corp.                                                 33,800          1,249,924
 * Protein Design Labs, Inc.                                             30,500            595,055
   Providence & Worcester Railroad Co.                                    1,500             15,300
   Provident Financial Group, Inc.                                        5,100            204,204
   Provident Financial Holdings, Inc.                                       675             16,808
 * Providian Financial Corp.                                            117,300          1,595,280
 * Province Healthcare Co.                                               14,300            229,086
   Prudential Financial, Inc.                                           506,200         22,424,660
*# PSS World Medical, Inc.                                               64,000            643,200
 * PTEK Holdings, Inc.                                                    8,400             88,116
   Pulitzer, Inc.                                                         2,900            136,445
   Pulte Homes Inc.                                                     141,022          7,438,911
 * PW Eagle, Inc.                                                           500              1,715
   Quaker Fabric Corp.                                                    5,800             46,226
   Quanex Corp.                                                          12,100            539,055
 * Quanta Services, Inc.                                                 18,400             97,520
 * Quantum Corp.- DLT                                                    12,500             36,875
   Questar Corp.                                                         37,800          1,385,370
 * Quicklogic Corp.                                                       2,100              6,298
 * Quidel Corp.                                                           1,600              8,944
 * Quovadx, Inc.                                                          6,564              7,023
*# Qwest Communications International,
     Inc.                                                                97,900            367,125
   Radian Group, Inc.                                                   123,804          5,694,984
 * Radio One, Inc.                                                       12,500            216,000
 * RadiSys Corp.                                                          7,200            119,952
 * Railamerica, Inc.                                                     23,700            302,175
 * Ralcorp Holdings, Inc.                                                 5,100            170,085
   Range Resources Corp.                                                 20,600            244,522
   Raytheon Co.                                                         276,200          9,183,650
 * RC2 Corp.                                                              3,900            109,044
 * RCM Technologies, Inc.                                                   800              4,280
*# RCN Corp.                                                             18,600              3,348
 * RealNetworks , Inc.                                                   43,700            262,637
 * Redhook Ale Brewery, Inc.                                              5,900             12,862
   Reebok International, Ltd.                                            27,200            986,000
   Regal-Beloit Corp.                                                     8,000            163,600
 * Regent Communications, Inc.                                           34,600            204,140
   Regions Financial Corp.                                               82,000          3,117,640
 * Register.Com, Inc.                                                     5,600             29,232
   Reinsurance Group of America, Inc.                                    39,900          1,586,025
   Reliance Steel & Aluminum Co.                                         13,300            486,647
 * Reliant Resources, Inc.                                              124,900          1,237,759
 * Remec, Inc.                                                           11,600             75,980
 * RemedyTemp, Inc.                                                         400              5,209
 * Rent-Way, Inc.                                                         9,500             88,350
 * Republic First Bancorp, Inc.                                             500              5,950
 * Res-Care, Inc.                                                         1,610             22,331
   Resource America, Inc.                                                16,600            361,880
 * Respironics, Inc.                                                      6,200            329,778
 * Restoration Hardware, Inc.                                             4,500             30,195
 * Retek, Inc.                                                           16,500            107,580
 * Rex Stores Corp.                                                       4,250             52,275
 * RF Monolithics, Inc.                                                   8,100             77,598
   Richardson Electronics, Ltd.                                          13,800            156,078
   Riggs National Corp.                                                  20,700            452,088
 * Riviera Holdings Corp.                                                   300              2,607
   RJ Reynolds Tobacco Holdings, Inc.                                    38,000          2,135,600
   RLI Corp.                                                              9,800            352,506

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Robbins & Myers, Inc.                                                  5,200   $        114,920
   Rock of Ages Co.                                                         300              2,439
*# Rockford Corp.                                                         3,600             17,820
   Rock-Tenn Co. Class A                                                 16,700            268,369
 * Rocky Shoes & Boots, Inc.                                                300              6,138
 * Rofin-Sinar Technologies, Inc.                                           800             20,937
   Rohm & Haas Co.                                                        1,000             38,540
*# Rowan Companies, Inc.                                                123,500          2,714,530
   RPM, Inc.                                                             92,000          1,353,320
 * RSA Security, Inc.                                                    24,400            447,496
 * RTI International Metals, Inc.                                        20,900            303,259
 * Rubio's Restaurants, Inc.                                              3,400             22,508
   Ruddick Corp.                                                         11,800            242,608
 * Rush Enterprises, Inc. Class A                                           500              5,905
 * Rush Enterprises, Inc. Class B                                           500              6,069
   Russ Berrie & Co., Inc.                                               10,100            272,700
   Russell Corp.                                                         25,800            422,604
 * Ryan's Family Steak Houses, Inc.                                      43,050            724,532
   Ryder System, Inc.                                                    83,000          3,083,450
   Ryerson Tull, Inc.                                                     7,100             95,211
   Ryland Group, Inc.                                                    11,000            875,600
   Sabre Holdings Corp.                                                  47,100          1,201,050
   Safeco Corp.                                                         107,900          4,526,405
 * Safeguard Scientifics, Inc.                                           23,100             58,905
 * SafeNet, Inc.                                                          2,318             54,009
   Saint Paul Companies, Inc.                                           125,700          4,987,776
   Saks, Inc.                                                           129,550          1,944,546
 * San Filippo (John B.) & Son, Inc.                                        400              9,968
   Sanders Morris Harris Group, Inc.                                      1,100             14,795
 * Sandisk Corp.                                                         47,000          1,158,550
 * Sangamo BioSciences, Inc.                                             28,600            179,322
 * Sanmina Corp.                                                        169,700          1,795,426
   Saucony, Inc. Class B                                                    300              6,054
   Sauer-Danfoss, Inc.                                                    6,000             93,240
 * Savient Pharmaceuticals, Inc.                                         11,289             27,319
   SBC Communications, Inc.                                           1,182,100         28,015,770
*# Schein (Henry), Inc.                                                  16,900          1,135,004
   Schulman (A.), Inc.                                                   26,300            525,211
   Schweitzer-Maudoit International,
     Inc.                                                                 8,100            228,015
 # Scientific-Atlanta, Inc.                                              46,700          1,607,414
 * SCM Microsystems, Inc.                                                 7,900             50,323
 * SCS Transportation, Inc.                                              11,200            254,800
   Seaboard Corp.                                                         1,100            411,400
 * Seabulk International, Inc.                                            7,641             67,776
 * Seachange International, Inc.                                          7,500            111,975
   Seacoast Financial Services Corp.                                      7,600            260,376
*# Seacor Smit, Inc.                                                     12,550            502,502
   Seagate Tax Refund Escrow Shares                                       2,700                  0
 * Sealed Air Corp.                                                      39,700          1,995,719
 # Sears, Roebuck & Co.                                                 160,700          6,106,600
 * Selectica, Inc.                                                       29,900            130,992
   Selective Insurance Group, Inc.                                       22,600            816,538
 * Semitool, Inc.                                                        26,400            302,280
 * SEMX Corp.                                                               100                 15
 # Sensient Technologies Corp.                                           13,100            264,620
 * Sequa Corp. Class A                                                    3,300            162,195
 * Sequa Corp. Class B                                                      900             45,630
 * Serologicals Corp.                                                    27,200            465,936
 * Service Corp. International                                          178,300          1,283,760
 * SFBC International, Inc.                                               1,500             36,495
 * Sharper Image Corp.                                                    2,300   $         64,860
 * Shaw Group, Inc.                                                       4,000             47,200
   Sherwin-Williams Co.                                                   3,500            137,550
 * Shiloh Industries, Inc.                                                4,000             43,520
 * Shoe Carnival, Inc.                                                    3,000             41,340
 * Shopko Stores, Inc.                                                   11,900            162,316
 * Silicon Storage Technology, Inc.                                      32,300            418,285
 * Silicon Valley Bancshares                                             13,700            511,969
   Simmons First National Corp. Class A                                   3,411             82,171
 * SimpleTech, Inc.                                                       2,700             10,152
 * Sinclair Broadcast Group, Inc.
     Class A                                                             29,200            322,660
 * Sipex Corp.                                                           30,000            193,500
 * Sitel Corp.                                                            2,000              6,260
 * Six Flags, Inc.                                                       29,600            207,200
 * Skechers U.S.A., Inc. Class A                                          5,300             60,950
   Skyline Corp.                                                          1,000             40,020
   Skywest, Inc.                                                         22,200            371,406
*# Skyworks Solutions, Inc.                                              55,980            500,461
 * SL Industries, Inc.                                                      400              4,320
 * Smart & Final Food, Inc.                                               7,800            121,212
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                 3,700             23,828
   Smith (A.O.) Corp.                                                    13,400            394,630
   Smith (A.O.) Corp. Convertible
     Class A                                                              2,200             64,790
 * Smithfield Foods, Inc.                                                60,100          1,742,299
 * Smurfit-Stone Container Corp.                                        219,600          3,987,936
   Snap-On, Inc.                                                         23,600            793,668
 * Sola International, Inc.                                              10,100            195,839
 * Solectron Corp.                                                      370,900          2,039,950
   Sonic Automotive, Inc.                                                23,300            511,435
 * SonicWALL, Inc.                                                       41,100            327,156
   Sound Federal Bancorp, Inc.                                            2,900             37,555
 * Source Information Management,
     Inc.                                                                11,400            119,700
 * Sourcecorp, Inc.                                                       6,000            154,080
   South Financial Group, Inc.                                           27,500            757,900
   South Jersey Industries, Inc.                                          3,300            138,567
 * Southern Energy Homes, Inc.                                            3,200             13,168
 * Southern Union Co.                                                    23,483            472,478
   Southwest Airlines Co.                                               214,500          3,326,895
 * Southwestern Energy Co.                                               11,300            288,828
 # Sovereign Bancorp, Inc.                                              203,300          4,421,775
 * Spartan Stores, Inc.                                                   6,700             29,085
   Spartech Corp.                                                         6,500            148,720
 * Specialty Laboratories, Inc.                                           6,900             62,238
 * Spectrum Control, Inc.                                                 3,500             28,665
 * Spherion Corp.                                                        23,900            220,836
 * Spiegel, Inc. Class A Non-Voting                                         200                 12
*# Spinnaker Exploration Co.                                             10,600            353,298
 * Sport Chalet, Inc.                                                       500              6,250
 # Sprint Corp.                                                         536,188          9,522,699
   SPX Corp.                                                             36,800          1,608,896
   SS&C Technologies, Inc.                                                1,650             37,934
   St. Joe Corp.                                                          1,900             74,195
 * Staar Surgical Co.                                                     8,200             61,992
 * Stamps.com, Inc.                                                      10,650            140,687
   StanCorp Financial Group, Inc.                                        23,600          1,512,524
   Standard Commercial Corp.                                              3,000             49,470
 * Standard Management Corp.                                                700              2,415

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Standard Microsystems Corp.                                            7,300   $        180,091
   Standard Motor Products, Inc. Class A                                  4,300             60,200
   Standard Pacific Corp.                                                19,700          1,003,715
   Standard Register Co.                                                 15,000            182,850
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                    105,800          4,462,644
   State Auto Financial Corp.                                            15,100            459,946
*# Steel Dynamics, Inc.                                                  31,400            803,840
   Steel Technologies, Inc.                                               4,100             87,535
   Steelcase, Inc. Class A                                               42,100            496,780
 * Stein Mart, Inc.                                                      10,400            150,176
 * Steinway Musical Instruments, Inc.                                       600             20,400
 * Stellent, Inc.                                                         8,200             65,354
   Stepan Co.                                                             1,100             26,675
 * Sterling Financial Corp.                                              11,259            359,181
   Stewart & Stevenson Services, Inc.                                     8,700            147,465
 * Stewart Enterprises, Inc.                                             36,500            274,480
   Stewart Information Services Corp.                                    12,000            409,800
 * Stillwater Mining Co.                                                 10,200            154,530
 * Stone Energy Corp.                                                    12,500            561,250
 * Stoneridge, Inc.                                                      16,300            255,258
 * Storage Technology Corp.                                              50,100          1,415,325
 * Stratasys, Inc.                                                          600             15,582
   Strategic Distribution, Inc.                                             200              2,598
 * Stratus Properties, Inc.                                                 500              6,250
   Stride Rite Corp.                                                     30,089            317,439
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                          900                  0
 * Summa Industries, Inc.                                                 2,200             21,032
 * Sun Microsystems, Inc.                                               932,000          3,942,360
   Sunoco, Inc.                                                          29,300          1,802,829
*# Sunrise Senior Living, Inc.                                           10,100            364,004
   Sunrise Telecom, Inc.                                                 13,300             35,378
 # Superior Industries International, Inc.                                9,500            310,175
   Supervalu, Inc.                                                       66,000          2,047,320
   Supreme Industries, Inc.                                                 610              4,118
   SureWest Communications                                                3,124            100,187
   Susquehanna Bancshares, Inc.                                          10,700            260,331
 * Swift Energy Corp.                                                    25,900            523,180
 * Swift Transportation, Inc.                                             6,120            109,915
*# Switchboard, Inc.                                                      4,800             37,104
   SWS Group, Inc.                                                       10,800            174,096
 * Sycamore Networks, Inc.                                              119,400            526,554
 * Sykes Enterprises, Inc.                                               12,700             79,502
 * Symmetricom, Inc.                                                     17,642            139,372
 * Syms Corp.                                                             5,500             44,770
   Sypris Solutions, Inc.                                                   825             15,675
   Tasty Baking Co.                                                       3,800             35,834
   TB Woods Corp.                                                         5,400             41,310
 * TBC Corp.                                                              9,400            238,666
 * Tech Data Corp.                                                       26,200          1,051,668
 * TechTeam Global, Inc.                                                  5,000             38,405
   Tecumseh Products Co. Class A                                          3,500            129,920
   Teleflex, Inc.                                                        18,800            873,636
   Telephone & Data Systems, Inc.                                        40,300          2,887,495
 * Teletech Holdings, Inc.                                               25,200            189,504
 * Tellabs, Inc.                                                        197,000          1,564,180
 * Telular Corp.                                                          3,400             37,771
   Temple-Inland, Inc.                                                   26,900          1,757,108
 * Tenet Healthcare Corp.                                                79,450            947,044
 * Teradyne, Inc.                                                        74,300          1,656,147
 * Terex Corp.                                                           42,500   $      1,253,325
 * Terra Industries, Inc.                                                34,300            158,809
 * Tesoro Petroleum Corp.                                                16,700            397,794
 * Tetra Tech, Inc.                                                      18,600            315,456
 * Tetra Technologies, Inc.                                               8,400            200,004
   Texas Genco Holdings, Inc.                                            39,100          1,564,000
   Texas Industries, Inc.                                                23,600            869,660
   Textron, Inc.                                                         67,600          3,694,340
 * The Banc Corp.                                                         4,200             28,728
   The Brink's Co.                                                       20,300            627,879
 * The DIRECTV Group, Inc.                                               26,179            461,012
 * The Dress Barn, Inc.                                                  14,800            259,148
 * The Geo Group, Inc.                                                    2,000             38,700
   The Marcus Corp.                                                       8,000            129,600
 # The Phoenix Companies, Inc.                                           36,900            432,099
 * The Sports Authority, Inc.                                             8,103            276,312
 * The Washtenaw Group, Inc.                                                300              1,071
 * Theragenics Corp.                                                      3,100             13,237
 * Thermo-Electron Corp.                                                 48,545          1,494,215
 * TheStreet.com, Inc.                                                    6,700             25,192
 * Third Wave Technologies                                               16,800             81,480
 # Thomas & Betts Corp.                                                  73,600          1,800,256
   Thomas Industries, Inc.                                                5,100            173,502
*# Thoratec Corp.                                                        49,800            726,582
 * THQ, Inc.                                                             12,838            270,753
 * Three-Five Systems, Inc.                                               5,900             31,624
 * TIBCO Software, Inc.                                                  72,900            605,070
   Tidewater, Inc.                                                       27,800            768,392
   TierOne Corp.                                                          4,400             91,784
 * Time Warner Telecom, Inc.                                             11,400             48,564
 * Time Warner, Inc.                                                    702,600         11,972,304
 # Timken Co.                                                            43,600            993,644
 * Titan Corp.                                                           12,100            228,569
   Todd Shipyards Corp.                                                   1,100             19,360
*# Toll Brothers, Inc.                                                   34,400          1,407,304
 * Tollgrade Communications, Inc.                                         4,400             48,620
   Topps, Inc.                                                            8,700             75,429
   Torchmark Corp.                                                       79,000          4,281,010
 * Toreador Resources Corp.                                                 500              2,630
 * Toys R Us, Inc.                                                      147,400          2,317,128
 # Traffix, Inc.                                                         18,100            125,614
 * Trammell Crow Co.                                                     32,400            411,804
 * Trans World Entertainment Corp.                                       40,100            400,198
 * Transkaryotic Therapies, Inc.                                          9,400            135,548
 * Transmontaigne Oil Co.                                                11,700             68,094
 * Transport Corp. of America                                               500              3,600
 * Transpro, Inc.                                                         8,100             47,993
 * TRC Companies, Inc.                                                    2,000             33,020
   Tredegar Industries, Inc.                                             16,900            244,205
 * Triad Guaranty, Inc.                                                   5,600            321,776
 * Triad Hospitals, Inc.                                                 30,562          1,080,672
   Triarc Companies, Inc. Class A                                         6,300             68,355
   Tribune Co.                                                          191,700          9,257,193
 * Trident Microsystems, Inc.                                             4,800             73,440
   Trinity Industries, Inc.                                              25,800            738,138
 * TriPath Imaging, Inc.                                                 19,800            181,764
*# Triquint Semiconductor, Inc.                                          31,700            176,886
 * Triumph Group                                                          5,600            178,136
 * TriZetto Group, Inc.                                                  29,900            195,247
 * Trover Solutions, Inc.                                                 2,800             19,040
 * TTM Technologies, Inc.                                                12,400            141,360

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Tufco Technologies, Inc.                                                 300   $          2,547
 * Tyler Technologies, Inc.                                              25,700            228,730
   Tyson Foods, Inc. Class A                                            188,330          3,864,532
 * U.S. Concrete, Inc.                                                   11,700             81,666
 * U.S. Xpress Enterprises, Inc. Class A                                    800             10,360
 * UICI                                                                  45,600            906,528
 * Ulticom, Inc.                                                         21,900            205,860
 * Ultratech Stepper, Inc.                                                5,500             83,820
   UMB Financial Corp.                                                    9,870            501,890
   Umpqua Holdings Corp.                                                  8,200            155,964
   Unifirst Corp.                                                         4,600            119,600
 * Uni-Marts, Inc.                                                          500              1,095
   Union Pacific Corp.                                                  211,600         12,340,512
   Union Planters Corp.                                                   3,000             90,330
   Unionbancal Corp.                                                      1,000             57,590
 * Uniroyal Technology Corp.                                              1,600                  2
 * Unisys Corp.                                                          68,700            931,572
 * Unit Corp.                                                            15,400            438,746
   United Auto Group, Inc.                                               18,100            523,633
   United Community Financial Corp.                                      34,000            411,740
 * United Online, Inc.                                                   23,700            445,323
 * United Rentals, Inc.                                                  60,100          1,027,710
 * United States Cellular Corp.                                          32,800          1,168,008
   United States Steel Corp.                                             63,300          1,921,788
*# United Stationers, Inc.                                               10,400            392,184
 * United Therapeutics Corp.                                              7,700            182,182
   Unitrin, Inc.                                                         27,500          1,102,750
   Unity Bancorp, Inc.                                                    1,470             19,110
 * Universal American Financial Corp.                                    52,900            579,255
 * Universal Compression Holdings,
     Inc.                                                                10,800            319,572
   Universal Corp.                                                        8,000            376,480
   Universal Forest Products, Inc.                                       16,700            483,632
 * Universal Stainless & Alloy Products,
     Inc.                                                                   500              5,416
 * Univision Communications, Inc.
     Class A                                                             41,230          1,342,037
 * Unova, Inc.                                                           29,400            510,090
 # UnumProvident Corp.                                                  152,500          2,220,400
 * Urologix, Inc.                                                        12,600            177,030
 * URS Corp.                                                             12,600            317,268
 * US Oncology, Inc.                                                     82,300          1,206,518
 * USA Truck, Inc.                                                        2,100             24,381
   Usec, Inc.                                                            56,800            444,744
   USF Corp.                                                             10,600            304,750
 * Vail Resorts, Inc.                                                    10,900            162,955
 # Valero Energy Corp.                                                   85,400          5,645,794
   Valhi, Inc.                                                           32,600            361,860
   Valmont Industries, Inc.                                               2,900             60,320
 * Valpey Fisher Corp.                                                      100                334
 * ValueClick, Inc.                                                      26,600            291,004
 * Valuevision Media, Inc. Class A                                        9,800            117,600
 * Vans, Inc.                                                             5,200            106,132
*# Varco International, Inc.                                              4,500             90,900
 * Variflex, Inc.                                                           300              2,010
 * Vastera, Inc.                                                         11,800             40,710
 * Veeco Instruments, Inc.                                               16,900            436,358
 * VeriSign, Inc.                                                        96,300          1,746,882
 * Veritas Software Co.                                                       1                 27
 * Verity, Inc.                                                           7,000             97,300
   Verizon Communications, Inc.                                         235,900          8,157,422
   Vesta Insurance Group, Inc.                                            5,400   $         32,130
   Viacom, Inc. Class A                                                  85,800          3,197,766
   Viacom, Inc. Class B                                               1,058,300         39,040,687
 * Viasat, Inc.                                                          11,300            260,352
 * Viasys Healthcare, Inc.                                                3,717             77,983
 * Vicon Industries, Inc.                                                   300              1,581
 * Vicor Corp.                                                           16,500            229,350
 # Video Display Corp.                                                      300              5,550
   Vintage Petroleum, Inc.                                               70,000          1,091,300
 * Vishay Intertechnology, Inc.                                          78,711          1,485,277
   Visteon Corp.                                                         45,900            503,064
 * Vitesse Semiconductor, Inc.                                           49,700            271,362
 * Volt Information Sciences, Inc.                                       15,600            400,920
 * Vyyo, Inc.                                                             1,400             10,276
   Wachovia Corp.                                                         6,232            294,213
   Walter Industries, Inc.                                               30,140            383,682
   Washington Federal, Inc.                                              29,800            712,518
   Washington Mutual, Inc.                                              253,700         11,081,616
*# Waste Connections, Inc.                                                9,700            412,250
   Waste Industries USA, Inc.                                            16,100            181,930
 * WatchGuard Technologoes, Inc.                                         15,700            102,207
 * Water Pik Technologies, Inc.                                           6,100            101,809
   Watsco, Inc. Class A                                                  23,900            625,463
 * Watson Pharmaceuticals, Inc.                                          58,200          2,173,770
   Watts Water Technologies, Inc.                                         9,300            225,711
   Wausau-Mosinee Paper Corp.                                            29,200            444,132
   Waypoint Financial Corp.                                               3,045             83,433
 * WCI Communities, Inc.                                                    500             11,125
 * WebMD Corp.                                                          169,600          1,502,656
   Webster Financial Corp.                                               20,100            941,484
   Weis Markets, Inc.                                                     1,600             54,640
   Wellman, Inc.                                                          8,400             66,780
   Werner Enterprises, Inc.                                              43,332            827,208
   Wesbanco, Inc.                                                         3,900            107,406
   Wesco Financial Corp.                                                  1,110            418,415
 * WESCO International, Inc.                                                900             14,922
 * West Marine, Inc.                                                      8,100            212,706
 * Westaff, Inc.                                                          3,700              9,620
 * Westcoast Hospitality Corp.                                              900              5,193
   Westcorp, Inc.                                                        13,320            572,094
 * Westport Resources Corp.                                              18,231            630,793
*# Wet Seal, Inc. Class A                                                 1,700              9,911
   Weyerhaeuser Co.                                                     135,800          8,213,184
 * WFS Financial, Inc.                                                    9,100            426,881
 * Whitehall Jewelers, Inc.                                               5,842             46,794
   Whitney Holdings Corp.                                                 5,850            254,300
 * Wickes, Inc.                                                             400                 50
 * William Lyon Homes, Inc.                                              11,500          1,031,550
 * Willis Lease Finance Corp.                                             1,200              9,900
   Willow Grove Bancorp, Inc.                                             1,600             24,336
 * Wilshire Oil Co. of Texas                                                600              3,006
 * Wind River Systems, Inc.                                               8,200             84,378
 # Winn-Dixie Stores, Inc.                                               33,700            213,321
   Wintrust Financial Corp.                                                 800             38,016
 * Wireless Facilities, Inc.                                             17,600            166,848
 * Wiser Oil Co.                                                          2,700             28,539
 * Witness Systems, Inc.                                                  4,100             59,081
 * WMS Industries, Inc.                                                   9,100            279,370
 * Wolverine Tube, Inc.                                                   1,200             13,656
   Woodhead Industries, Inc.                                                800             12,048
   Woodward Governor Co.                                                  4,800            318,960

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * World Acceptance Corp.                                                 3,200   $         57,248
 * WorldQuest Networks, Inc.                                              1,700              5,408
 * Worldwide Restaurant Concepts, Inc.                                   12,900             43,086
   Worthington Industries, Inc.                                          69,000          1,320,660
 * Xanser Corp.                                                          10,600             26,818
*# Xerox Corp.                                                          158,800          2,150,152
 * Xeta Corp.                                                             1,200              6,119
 * XM Satellite Radio Holdings, Inc.                                     32,200            810,796
*# Yahoo!, Inc.                                                           4,152            127,300
   Yardville National Bancorp                                             3,100             77,965
 * Yellow Roadway Corp.                                                  24,791            885,287
   York International Corp.                                               3,600            133,128
 * Zapata Corp.                                                             200             13,600
*# Zoltek Companies, Inc.                                                16,800            122,304
 * Zoran Corp.                                                           12,542            220,363
 * Zygo Corp.                                                            15,000            159,000
                                                                                  ----------------

 TOTAL COMMON STOCKS
   (Cost $1,017,872,168)                                                             1,354,818,088
                                                                                  ----------------

 RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc. Warrants
     09/15/10                                                                 3                 23
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                    1,687              7,963
 * Orbital Science Corp. Warrants
     08/31/04                                                               213              1,672
 * Timco Aviation Services Warrants
     02/27/07                                                               229                  0
                                                                                  ----------------

 TOTAL RIGHTS/WARRANTS
   (Cost $43,938)                                                                            9,658
                                                                                  ----------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
 BONDS -- (0.0%)
 * Timco Aviation Services, Inc. Jr.
     Subordinated Note 8.00%, 01/02/07
     (Cost $0)                                                 $              0   $              0
                                                                                  ----------------
 TEMPORARY CASH
   INVESTMENTS -- (9.7%)
   Repurchase Agreement, PNC
     Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by
     $26,750,000 FHLB Notes 1.625%,
     06/15/05, valued at $26,851,650)
     to be repurchased at
     $26,456,616 (Cost $26,454,000)                                      26,454         26,454,000
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04
     (Collateralized by $121,397,000 U.S.
     Treasury Obligations rates ranging
     from 3.375% to 6.75%, maturities
     ranging from 05/15/05 to 11/15/08,
     valued at $120,820,567) to be
     repurchased at $118,463,063
     (Cost $118,450,428)~                                               118,450        118,450,428
                                                                                  ----------------

 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $144,904,428)                                                                 144,904,428
                                                                                  ----------------

 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,162,820,534)++                                                        $  1,499,732,174
                                                                                  ================

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ~   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $1,163,596,003.

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2004
                                   (Unaudited)

                                                                         SHARES             VALUE+
                                                                         ------             ------
 COMMON STOCKS -- (90.6%)
 * 1-800 CONTACTS, Inc.                                                     500   $          7,350
 * 1-800-FLOWERS.COM, Inc.                                                  766              7,346
   1st Source Corp.                                                         400              9,080
   21st Century Insurance Group                                           3,200             41,888
 * 3-D Systems Corp.                                                        300              3,627
 * 3COM Corp.                                                            17,500            113,225
   3M Co.                                                                28,600          2,418,416
 * 4Kids Entertainment, Inc.                                                700             15,155
 * 7-Eleven, Inc.                                                         4,000             68,680
 * 99 Cents Only Stores                                                   2,800             54,348
 * @Road, Inc.                                                            1,500             13,335
   A. G. Edwards, Inc.                                                    1,000             37,400
 * A.C. Moore Arts & Crafts, Inc.                                           500             13,250
 * aaiPharma, Inc.                                                          650              2,996
 * AAR Corp.                                                              1,000              9,580
   Abbott Laboratories                                                   55,500          2,287,155
   Abercrombie & Fitch Co.                                                4,200            153,006
 * Abgenix, Inc.                                                          4,300             65,016
 * Abiomed, Inc.                                                            500              6,175
 * Able Laboratories, Inc.                                                  600             11,160
   ABM Industries, Inc.                                                   1,500             28,530
 * ABX Air, Inc.                                                            600              2,700
 * Acacia Research-Acacia
     Technologies Common Stock                                              110                682
 * Acacia Research-CombiMatrix Corp.                                         61                241
 * Accelrys, Inc.                                                           800              7,992
 * Accredo Health, Inc.                                                   2,350             85,493
 * Ace Cash Express, Inc.                                                   600             14,280
   Aceto Corp.                                                              500              8,035
 * Aclara Biosciences, Inc.                                                 200                760
 * Acme Communications, Inc.                                                500              3,870
 * Actel Corp.                                                            1,200             23,952
   Action Performance Companies, Inc.                                       500              7,575
 * ActivCard Corp.                                                        1,300              8,307
 * Active Power, Inc.                                                       600              2,100
 * Activision, Inc.                                                       5,300             83,846
 * Actuant Corp.                                                          1,200             41,076
 * Actuate Corp.                                                            800              2,992
   Acxiom Corp.                                                           3,700             89,170
 * Adaptec, Inc.                                                          3,900             31,941
 * ADC Telecommunications, Inc.                                          31,800             80,772
 * Administaff, Inc.                                                      1,100             18,194
 # Adobe Systems, Inc.                                                    9,800            437,374
 * Adolor Corp.                                                           1,100             15,356
   Adtran, Inc.                                                           2,700             77,085
 * Advance Auto Parts Inc.                                                3,000            128,610
 * Advanced Digital Information Corp.                                     1,800             16,110
 * Advanced Energy Industries, Inc.                                       1,100             16,863
 * Advanced Fibre Communications, Inc.                                    3,800             71,440
   Advanced Marketing Services, Inc.                                        800              8,856
 * Advanced Medical Optics, Inc.                                          1,022             35,872
*# Advanced Micro Devices, Inc.                                          15,800            245,690
 * Advanced Neuromodulation
     Systems, Inc.                                                          750             24,472
   Advanta Corp. Class B Non-Voting                                         100              1,586
 * Advent Software, Inc.                                                  1,000   $         18,920
   Advo, Inc.                                                             1,350             43,227
 * AEP Industries, Inc.                                                     300              3,195
 * Aeroflex, Inc.                                                         2,700             34,452
 * Aeropostale, Inc.                                                      1,800             47,322
 * AES Corp.                                                             28,500            266,190
 * Aether Systems, Inc.                                                   1,200              4,092
 * AFC Enterprises, Inc.                                                    500             10,125
 * Affiliated Computer Services, Inc.
     Class A                                                              5,200            259,064
*# Affiliated Managers Group, Inc.                                        1,950             95,062
 * Affymetrix, Inc.                                                       2,100             62,118
   AFLAC, Inc.                                                           30,700          1,246,420
 * Aftermarket Technology Corp.                                           1,200             17,568
 * Agco Corp.                                                             4,800             91,968
 * Agere Systems, Inc. Class A                                              511              1,298
 * Agile Software Corp.                                                   1,800             14,400
 * Agilent Technologies, Inc.                                            23,000            591,100
   Agilysys, Inc.                                                         1,100             13,541
   AGL Resources, Inc.                                                    1,000             28,200
 * Air Methods Corp.                                                        500              3,970
   Air Products & Chemicals, Inc.                                         8,200            409,754
   Airgas, Inc.                                                           2,400             52,272
 * Airspan Networks, Inc.                                                   800              4,440
*# Airtran Holdings, Inc.                                                 2,200             30,624
 * AK Steel Holding Corp.                                                 5,800             26,564
 * Akamai Technologies, Inc.                                              3,300             49,038
*# Akorn, Inc.                                                              100                330
*# Aksys, Ltd.                                                              700              4,256
   Alabama National Bancorporation                                          500             25,670
 * Alaris Medical, Inc.                                                   3,500             77,805
 * Alaska Air Group, Inc.                                                 1,200             24,720
   Albany International Corp. Class A                                     1,200             36,588
 * Albany Molecular Research, Inc.                                          800             10,112
   Albemarle Corp.                                                          500             14,390
   Alberto-Culver Co. Class B                                             4,350            204,537
 # Albertson's, Inc.                                                      7,500            175,725
   Alcoa, Inc.                                                           32,900          1,029,770
   Alexander & Baldwin, Inc.                                              1,000             31,870
 * Alexion Pharmaceuticals, Inc.                                          1,100             22,055
   Alfa Corp.                                                             1,500             20,475
 * Align Technology, Inc.                                                 1,800             34,308
 * Alkermes, Inc.                                                         2,500             36,000
 * Allegheny Corp.                                                          106             28,249
*# Allegheny Energy, Inc.                                                 8,400            119,700
   Allegheny Technologies, Inc.                                           2,021             24,272
   Allergan, Inc.                                                         7,800            693,420
   ALLETE, Inc.                                                           3,000            104,250
 * Alliance Data Systems Corp.                                            3,300            122,133
 * Alliance Gaming Corp.                                                  1,700             36,890
 * Alliance Semiconductor Corp.                                           1,200              7,164
   Alliant Energy Corp.                                                   2,100             52,458
 * Alliant Techsystems, Inc.                                              1,550             94,937
 * Allied Defense Group, Inc.                                               300              5,262
 * Allied Healthcare International, Inc.                                    100                503
 * Allied Waste Industries, Inc.                                         12,000            159,120

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Allmerica Financial Corp.                                              3,000   $         96,450
 * Allos Therapeutics, Inc.                                                 400                740
 * Alloy, Inc.                                                            1,100              5,511
 * Allscripts Healthcare Solutions, Inc.                                    800              6,591
   Allstate Corp.                                                        27,257          1,198,763
   Alltel Corp.                                                           8,900            450,607
   Alpharma, Inc. Class A                                                 1,400             27,412
 * Altera Corp.                                                          13,700            313,593
 * Altiris, Inc.                                                            500             13,375
   Altria Group, Inc.                                                    49,400          2,369,718
*# Amazon.com, Inc.                                                      14,800            714,692
   Ambac Financial Group, Inc.                                            6,600            456,390
   Ambassadors Group, Inc.                                                  100              2,059
   Ambassadors, Inc.                                                        100              1,283
 * AMC Entertainment, Inc.                                                1,400             21,140
   Amcol International Corp.                                              1,000             16,700
   Amcore Financial, Inc.                                                 1,000             29,070
 * Amedisys, Inc.                                                           500             12,460
   Amerada Hess Corp.                                                     2,900            204,711
 * Amerco, Inc.                                                             100              2,501
   Ameren Corp.                                                           3,300            145,860
 * America Services Group, Inc.                                             200              7,200
*# America West Holdings Corp.
     Class B                                                              1,300             13,026
 * American Axle & Manufacturing
     Holdings, Inc.                                                       3,400            118,830
   American Capital Strategies, Ltd.                                      1,300             34,749
 * American Eagle Outfitters, Inc.                                        3,000             86,880
   American Electric Power Co., Inc.                                     10,900            346,293
   American Express Co.                                                  59,100          2,996,370
   American Financial Group, Inc.                                         2,200             66,462
*# American Greetings Corp. Class A                                       3,800             79,800
 * American Healthways, Inc.                                                900             18,495
   American International Group, Inc.                                   180,000         13,194,000
   American Italian Pasta Co.                                             1,200             35,112
 * American Medical Security Group, Inc.                                    600             15,498
 * American Medical Systems Holdings,
     Inc.                                                                 1,100             34,463
   American National Insurance Co.                                          500             46,905
   American Pacific Corp.                                                   100                730
*# American Pharmaceutical
     Partners, Inc.                                                       2,600             91,780
 * American Physicians Capital, Inc.                                        500             11,525
   American Power Conversion Corp.                                        7,200            130,320
 * American Retirement Corp.                                                100                450
 * American Science & Engineering,
     Inc.                                                                   500              8,630
 * American Standard Companies, Inc.                                      8,700            326,424
   American States Water Co.                                                500             11,700
 * American Superconductor Corp.                                            800             10,048
*# American Tower Corp.                                                  11,300            156,279
 * American West Bancorporation                                             133              2,383
   American Woodmark Corp.                                                  400             23,016
 * America's Car-Mart, Inc.                                                 200              5,900
 * Americredit Corp.                                                     10,100            178,770
 * AMERIGROUP Corp.                                                       1,100             46,387
 * AmeriServe Financial, Inc.                                               700              4,025
   AmerisourceBergen Corp.                                                7,100            425,858
 * Ameritrade Holding Corp.                                              11,000            130,790
 # AmerUs Group Co.                                                       1,400             55,090
   Ametek, Inc.                                                           4,200            113,442
 * Amgen, Inc.                                                           62,876   $      3,439,317
 * Amkor Technology, Inc.                                                 5,600             57,568
 * AMN Healthcare Services, Inc.                                          1,700             25,840
 * Amphenol Corp.                                                         3,000             97,800
*# AMR Corp.                                                              7,600             87,552
   AmSouth Bancorporation                                                10,800            275,184
 * Amsurg Corp.                                                           1,650             37,372
 * Amylin Pharmaceuticals, Inc.                                           3,100             68,696
   Anadarko Petroleum Corp.                                              12,300            670,596
 * Anadigics, Inc.                                                          100                493
   Analog Devices, Inc.                                                  15,500            761,825
   Analogic Corp.                                                           500             23,065
 * Anaren, Inc.                                                             700             11,144
   Anchor Bancorp Wisconsin, Inc.                                         1,000             26,370
*# Andrew Corp.                                                           9,232            181,409
 * Andrx Group                                                            4,100            112,668
   Anheuser-Busch Companies, Inc.                                        30,400          1,619,408
 # Anixter International, Inc.                                            1,700             51,850
*# Ann Taylor Stores Corp.                                                3,075             87,053
 * Ansoft Corp.                                                             500              7,430
 * AnswerThink, Inc.                                                      2,000             12,822
 * Ansys, Inc.                                                              500             21,540
 * Anteon International Corp.                                             1,100             32,406
*# Anthem, Inc.                                                          10,899            964,888
*# Antigenics, Inc.                                                         900              7,263
   AON Corp.                                                             11,400            314,982
 * APAC Teleservices, Inc.                                                1,000              2,230
   Apache Corp.                                                          19,798            799,047
 * Aphton Corp.                                                             500              2,255
   Apogee Enterprises, Inc.                                                 500              4,980
 * Apogee Technology, Inc.                                                  500              4,415
 * Apogent Technologies, Inc.                                             5,800            186,876
 * Apollo Group, Inc. (Class A)                                           6,350            595,630
 * Apple Computer, Inc.                                                  19,900            558,394
 # Applebees International, Inc.                                          2,800            106,120
 # Applera Corporation - Applied
     Biosystems Group                                                       200              3,876
 * Applica, Inc.                                                          1,100             10,802
 * Applied Extrusion Technologies, Inc.                                     100                105
 * Applied Films Corp.                                                      500             13,525
   Applied Industrial Technologies, Inc.                                    500             13,375
 * Applied Materials, Inc.                                               86,300          1,722,548
 * Applied Micro Circuits Corp.                                          14,700             79,233
   Applied Signal Technologies, Inc.                                        500             15,625
 * Apria Healthcare Group, Inc.                                           2,100             58,968
   Aptargroup, Inc.                                                       2,200             89,430
   Aqua America, Inc.                                                     3,625             71,992
 * aQuantive, Inc.                                                        1,800             18,108
 * Aquila, Inc.                                                          10,800             43,308
   ARAMARK Corp.                                                          3,900            107,211
 * Arch Capital Group, Ltd.                                                 100              3,858
   Arch Chemicals, Inc.                                                     600             15,918
   Arch Coal, Inc.                                                        3,100            100,750
 * Arch Wireless, Inc.                                                      500             15,845
   Archer-Daniels Midland Co.                                            24,300            404,109
   Arctic Cat, Inc.                                                         600             13,830
 * Arena Pharmaceuticals, Inc.                                            1,000              5,860
 * Argonaut Group, Inc.                                                   1,400             24,332
 * Argosy Gaming Corp.                                                    1,500             53,340
 * Ariad Pharmaceuticals, Inc.                                            1,600             17,184
 * Ariba, Inc.                                                            8,500             18,530

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Arkansas Best Corp.                                                    1,000   $         29,790
 * Armor Holdings, Inc.                                                   1,200             44,880
*# Arotech Corp                                                             400              1,016
 * Arqule, Inc.                                                             800              4,640
 * Array BioPharma, Inc.                                                  1,000              9,480
 * Arris Group, Inc.                                                      2,700             17,064
 * Arrow Electronics, Inc.                                                5,100            138,873
   Arrow International, Inc.                                              1,600             48,272
 * Artesyn Technologies, Inc.                                             1,500             13,710
 * Arthrocare Corp.                                                       1,000             24,480
 * Artisan Components, Inc.                                               1,000             25,330
 * Asbury Automotive Group, Inc.                                          1,900             27,170
 * Ascential Software Corp.                                               1,225             19,661
   Ashland, Inc.                                                          2,000             94,300
 * Ashworth, Inc.                                                           600              4,794
*# Ask Jeeves, Inc.                                                       1,500             60,600
 * Aspect Communications Corp.                                            1,400             17,976
 * Aspect Medical Systems, Inc.                                             500              7,610
 * Aspen Technology, Inc.                                                 1,000              6,310
   Associated Banc-Corp.                                                  3,500            102,375
 * Astec Industries, Inc.                                                   960             16,618
   Astoria Financial Corp.                                                2,700            103,329
 * ASV, Inc.                                                                800             24,216
 * Asyst Technologies, Inc.                                               1,300             13,299
   AT&T Corp.                                                            15,100            250,358
 * AT&T Wireless Services, Inc.                                         185,200          2,622,432
 * Atari, Inc.                                                            3,900             10,842
 * AtheroGenics, Inc.                                                     1,000             23,490
 * Atlantic Coast Airlines, Inc.                                          2,500             14,100
 * Atmel Corp.                                                           20,100            127,836
 * ATMI, Inc.                                                             1,200             30,744
   Atmos Energy Corp.                                                       500             12,395
 * ATP Oil & Gas Corp.                                                      500              2,960
 * Atrix Labs, Inc.                                                         500             13,645
 * Atwood Oceanics, Inc.                                                    500             19,910
 * Audiovox Corp. Class A                                                   800             11,136
 * August Technology Corp.                                                  500              6,725
*# Authentidate Holding Corp.                                             1,000             12,600
 * autobytel.com, Inc.                                                    1,200             12,540
 # Autodesk, Inc.                                                         5,000            179,300
   Automatic Data Processing, Inc.                                       22,400            995,232
 * AutoNation, Inc.                                                      14,600            243,382
 * Autozone, Inc.                                                         3,200            277,600
 * Avanex Corp.                                                           2,400              7,440
 * Avant Immunotherapeutics, Inc.                                           500              1,215
 * Avatar Holdings, Inc.                                                    100              4,184
   Avery Dennison Corp.                                                   4,000            236,160
 * Avi Biopharma, Inc.                                                      500              1,130
 * Aviall, Inc.                                                           1,200             20,832
 * Avici Systems Inc.                                                       500              5,280
*# Avid Technology, Inc.                                                  1,400             72,828
 * Avigen, Inc.                                                             300              1,062
   Avista Corp.                                                           1,000             16,960
 * Avnet, Inc.                                                            5,900            138,060
 * Avocent Corp.                                                          2,300             78,821
   Avon Products, Inc.                                                   11,300          1,001,858
   AVX Corp.                                                              6,700            106,128
 * Axcelis Technologies, Inc.                                             4,900             59,045
 * Aztar Corp.                                                              400              9,644
   B B & T Corp.                                                         17,678            666,107
   Baker Hughes, Inc.                                                    13,100            445,793
   Baldor Electric Co.                                                    1,000   $         23,160
   Ball Corp.                                                             2,300            157,113
 * Bally Total Fitness Holding Corp.                                      1,700              7,820
   BancorpSouth, Inc.                                                     2,100             43,932
   Bandag, Inc.                                                             500             21,185
   Bank of America Corp.                                                 59,376          4,935,927
   Bank of Hawaii Corp.                                                   2,100             91,245
   Bank of New York Co., Inc.                                            30,000            902,100
   Bank One Corp.                                                        26,100          1,264,545
   Banknorth Group, Inc.                                                  5,900            194,346
 * BankUnited Financial Corp. Class A                                     1,300             33,917
   Banner Corp.                                                             100              2,920
   Banta Corp.                                                            1,000             43,640
   Bard (C.R.), Inc.                                                      2,100            235,557
 * Barnes & Noble, Inc.                                                   3,600            107,784
   Barnes Group, Inc.                                                       500             13,285
 * Barr Laboratories, Inc.                                                5,925            258,448
   Barra, Inc.                                                              500             20,455
 * Barry (R.G.) Corp.                                                       100                213
   Bausch & Lomb, Inc.                                                    2,000            122,040
   Baxter International, Inc.                                            22,400            704,256
 * Bay View Capital Corp.                                                 3,200              6,528
 * Baycorp Holdings, Ltd.                                                     6                 80
 * BE Aerospace, Inc.                                                       700              4,466
 * Bea Systems, Inc.                                                     14,200            122,546
   Bear Stearns Companies, Inc.                                           2,600            210,756
 * BearingPoint, Inc.                                                    10,200             87,516
 * Beasley Broadcast Group, Inc.                                            200              3,064
 # Beazer Homes USA, Inc.                                                   600             60,462
 * Bebe Stores, Inc.                                                      1,500             29,970
   Beckman Coulter, Inc.                                                  2,300            139,150
   Becton Dickinson & Co.                                                 9,800            493,136
 * Bed, Bath and Beyond, Inc.                                            11,000            409,750
   BEI Technologies, Inc.                                                   700             18,669
   Belden, Inc.                                                             600             10,140
 * Bell Microproducts, Inc.                                               1,100              7,007
   Bellsouth Corp.                                                       46,500          1,160,640
   Belo Corp. Class A                                                     3,200             94,144
   Bemis Co., Inc.                                                        3,600             99,180
 * Benchmark Electronics, Inc.                                            1,500             43,695
 * Bentley Pharmaceuticals, Inc.                                            500              6,300
   Berkley (W.R.) Corp.                                                   3,825            159,311
   Berry Petroleum Corp. Class A                                          1,000             27,250
   Best Buy Co., Inc.                                                    13,300            701,708
*# Beverly Enterprises                                                    3,700             31,376
 * Big Lots, Inc.                                                         5,200             76,024
 * BindView Development Corp.                                               500              1,525
 * Biocryst Pharmaceuticals, Inc.                                           100              1,080
*# Biogen Idec, Inc.                                                     14,655            910,808
*# BioLase Technology, Inc.                                               1,000             11,790
 * BioMarin Pharmaceutical, Inc.                                          1,700             10,387
   Biomet, Inc.                                                          14,600            585,752
 * Bio-Rad Laboratories, Inc. Class A                                       200             11,224
 * Bio-Reference Laboratories, Inc.                                         500              7,645
*# Biosite, Inc.                                                            600             23,862
 * Biosource International, Inc.                                            100                721
 * Bioveris Corp.                                                           600              7,536
 * BISYS Group, Inc.                                                      4,600             58,190
 * BJ Services, Co.                                                       6,700            280,663
 * BJ's Wholesale Club, Inc.                                              3,300             77,946
   Black & Decker Corp.                                                   3,000            179,790

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Black Box Corp.                                                          600   $         27,330
   Blackrock, Inc.                                                        1,000             63,100
   Block (H.&R.), Inc.                                                    6,400            312,640
 # Blockbuster, Inc. Class A                                              2,400             37,584
 * Blount International, Inc.                                               300              2,994
 * Blue Coat Systems, Inc.                                                1,000             27,800
 * Bluegreen Corp.                                                        1,000             11,980
   Blyth, Inc.                                                            2,200             71,830
*# BMC Software, Inc.                                                     9,000            158,760
   Bob Evans Farms, Inc.                                                  1,500             38,535
 * Boca Resorts, Inc.                                                     1,900             34,162
 # Boeing Co.                                                            30,500          1,396,900
   Boise Cascade Corp.                                                    3,300            115,995
 * BOK Financial Corp.                                                    3,729            142,658
 * Bombay Co., Inc.                                                       1,200              6,984
 * Bone Care International, Inc.                                            500             10,675
 * Bookham Technologies P.L.C.                                            1,802              1,892
   Borders Group, Inc.                                                    4,000             91,320
   Borg-Warner, Inc.                                                      3,800            157,472
 * Borland Software Corp.                                                 2,500             22,000
 * Boston Beer Company, Inc. Class A                                        400              7,640
 * Boston Communications Group, Inc.                                        600              6,360
   Boston Private Financial Holdings,
     Inc.                                                                 1,100             25,179
 * Boston Scientific Corp.                                               31,400          1,391,020
 * Bottomline Technologies, Inc.                                            100                960
   Bowater, Inc.                                                          1,900             80,237
   Bowne & Co., Inc.                                                        500              7,960
 # Boyd Gaming Corp.                                                        400              9,300
 * Boyds Collection, Ltd.                                                 1,900              5,434
 * Bradley Pharmaceuticals, Inc.
     Class A                                                                500             11,640
   Brady (W.H.) Co. Class A                                               1,000             41,280
 # Briggs & Stratton Corp.                                                1,000             75,880
 * Brigham Exploration Co.                                                1,200             10,225
 * Brightpoint, Inc.                                                      1,350             15,039
 * Brillian Corp.                                                           125              1,056
 * Brinker International, Inc.                                            4,000            147,840
   Bristol Myers Squibb Co.                                              51,000          1,288,770
*# Broadcom Corp.                                                         8,400            354,564
*# BroadVision, Inc.                                                        900              3,113
 * Brocade Communications Systems,
     Inc.                                                                11,000             65,890
   Brookline Bancorp, Inc.                                                  700             10,122
 * Brooks Automation, Inc.                                                1,624             33,552
 * Brookstone, Inc.                                                       1,125             21,724
 * Brooktrout, Inc.                                                         500              4,810
 # Brown and Brown, Inc.                                                  3,500            139,930
   Brown Shoe Company, Inc.                                                 500             20,665
   Brown-Forman Corp. Class B                                             2,500            120,125
 * Bruker BioSciences Corp.                                               2,900             13,804
   Brunswick Corp.                                                        7,800            315,900
 * Brush Engineered Materials, Inc.                                         600             10,452
   BSB Bancorp, Inc.                                                        500             17,375
 * Buckeye Technology, Inc.                                               2,000             20,180
   Buckle, Inc.                                                             300              8,427
   Building Materials Holding Corp.                                         100              1,721
   Burlington Coat Factory Warehouse
     Corp.                                                                1,700             32,368
   Burlington Northern Santa Fe Corp.                                     4,800            158,112
   Burlington Resources, Inc.                                            10,900            729,646
 * Bush Industries, Inc. Class A                                            200   $            134
   C & D Technologies, Inc.                                               1,300             21,229
 * C-COR.net Corp.                                                        1,500             13,335
   C. H. Robinson Worldwide, Inc.                                         2,900            120,582
 * Cable Design Techologies Corp.                                         2,000             16,680
 * Cablevision Systems Corp. Class A                                      6,100            133,712
   Cabot Corp.                                                            2,300             82,662
*# Cabot Microelectronics Corp.                                             600             18,690
   Cabot Oil & Gas Corp. Class A                                          1,800             66,240
 * Cache, Inc.                                                              510             13,265
 * Caci International, Inc. Class A                                       1,000             37,140
 * Cadence Design Systems, Inc.                                          12,000            166,080
 * Caesars Entertainment, Inc.                                           17,200            236,844
 * Cal Dive International, Inc.                                           1,700             47,753
   Calgon Carbon Corp.                                                      500              3,090
 * California Amplifier, Inc.                                               400              3,000
 * California Coastal Communities, Inc.                                     100              1,605
 * California Micro Devices Corp.                                           500              6,730
 * California Pizza Kitchen, Inc.                                           500              9,440
   California Water Service Group                                           500             14,225
 * Caliper Life Sciences, Inc.                                              500              2,655
   Callaway Golf Co.                                                      2,500             40,450
 * Callon Petroleum Corp.                                                   300              3,936
 # Cal-Maine Foods, Inc.                                                  1,000             13,800
*# Calpine Corp.                                                         23,500             89,065
   Cambrex Corp.                                                            700             15,995
 # Campbell Soup Co.                                                     15,200            387,752
 * Candela Corp.                                                            700              7,280
 * Candies, Inc.                                                            200                504
 * Cantel Medical Corp.                                                     500              8,600
 * Canyon Resources Corp.                                                   500              1,630
 # Capital One Financial Corp.                                           14,900          1,043,894
 * Capital Pacific Holdings, Inc.                                           100                402
 * Capital Senior Living Corp.                                              500              2,575
   Capitol Federal Financial                                              1,800             56,466
 * Capstone Turbine Corp.                                                 1,400              3,906
 * Captaris, Inc.                                                           500              3,025
 * Caraustar Industries, Inc.                                             1,300             17,394
 # Carbo Ceramics, Inc.                                                   1,100             76,890
 * Cardiac Sciences, Inc.                                                 2,400              6,000
   Cardinal Health, Inc.                                                 19,882          1,346,210
 * CardioDynamics International Corp.                                     1,200              7,896
 * Career Education Corp.                                                 3,400            231,098
 * Caremark Rx, Inc.                                                     17,298            539,698
   Carlisle Companies, Inc.                                               1,100             64,559
*# CarMax, Inc.                                                           3,999             91,457
 * Carmike Cinemas, Inc.                                                    400             14,640
   Carpenter Technology Corp.                                               500             15,210
 * Carrier Access Corp.                                                   1,100             12,232
*# Carrizo Oil & Gas, Inc.                                                  100                846
   Cascade Corp.                                                            500             12,225
 * Casella Waste Systems, Inc.
     Class A                                                              1,100             15,378
   Casey's General Stores, Inc.                                           1,400             22,862
   Cash America International, Inc.                                       1,100             22,187
 * Casual Male Retail Group, Inc.                                         1,000              6,800
 * Catalina Marketing Corp.                                               1,200             20,268
 * Catalyst Semiconductor, Inc.                                             500              4,010
 * Catapult Communications Corp.                                            500              8,255
   Catellus Development Corp.                                             5,694            139,104
 # Caterpillar, Inc.                                                     12,200            919,270

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Cathay Bancorp, Inc.                                                   1,426   $         90,052
   Cato Corp. Class A                                                       600             13,218
 * Cavalier Homes, Inc.                                                     100                564
 * Cavco Industries, Inc.                                                   150              5,691
   CBRL Group, Inc.                                                       2,800             90,300
   CDI Corp.                                                                600             19,914
   CDW Corp.                                                              3,400            238,884
 * CEC Entertainment Inc.                                                 1,500             46,095
 * Celadon Group, Inc.                                                      500              7,210
   Celeritek, Inc.                                                          700              2,464
 * Celestica, Inc.                                                          175              3,290
 * Celgene Corp.                                                          2,900            165,300
 * Cell Genesys, Inc.                                                     1,600             16,448
*# Cell Therapeutics, Inc.                                                1,000              7,000
 * CellStar Corp.                                                         1,200              7,260
   Cendant Corp.                                                         59,176          1,357,497
 * Centene Corp.                                                            600             21,630
   Center Finl CO                                                         1,000             14,750
   CenterPoint Energy, Inc.                                               5,900             63,956
   Centex Corp.                                                           8,000            387,920
 * Centillium Communications, Inc.                                        1,300              4,290
 * Central European Distribution Corp.                                      500             15,140
 * Central Garden & Pet Co.                                                 600             22,302
   Central Pacific Financial Corp.                                          400              9,680
   Central Parking Corp.                                                  1,000             18,490
   Central Vermont Public Service
     Corp.                                                                  400              7,804
 * Century Aluminum Co.                                                   1,100             25,487
 * Century Business Services, Inc.                                        3,100             12,772
 * Cenveo, Inc.                                                           1,300              4,017
 * Cephalon, Inc.                                                         2,100            113,127
 * Cepheid, Inc.                                                          1,100             10,065
 * Ceradyne, Inc.                                                         1,050             34,933
 * Ceres Group, Inc.                                                      1,000              6,220
 * Ceridian Corp.                                                         6,300            141,120
*# Cerner Corp.                                                           1,700             72,692
 * CEVA, Inc.                                                               200              1,600
 * Chalone Wine Group, Ltd.                                                 100              1,020
 * Champion Enterprises, Inc.                                             1,300             12,155
 * Champps Entertainment, Inc.                                              500              4,484
 * Charles and Colvard, Ltd.                                                300              1,764
 * Charles River Laboratories
     International, Inc.                                                  2,100             94,668
 * Charlotte Russe Holding, Inc.                                          1,000             18,490
*# Charming Shoppes, Inc.                                                 4,400             37,664
 * Chart Industries                                                           2                 60
*# Charter Communications, Inc.                                           4,100             15,785
   Charter One Financial, Inc.                                            8,300            364,868
 * Chattem, Inc.                                                          1,000             26,580
 * Checkers Drive-In Restaurant, Inc.                                       200              2,050
*# CheckFree Corp.                                                        4,900            150,234
 * Checkpoint Systems, Inc.                                               1,200             20,712
 * Cheesecake Factory, Inc.                                               2,100             81,942
   Chemed Corp.                                                             500             23,610
   Chemical Financial Corp.                                               1,025             35,926
 * Cheniere Energy, Inc.                                                    500              7,550
   Chesapeake Corp.                                                         500             10,860
   Chesapeake Energy Corp.                                               10,100            133,320
   ChevronTexaco Corp.                                                   34,400          3,109,760
 * Chicago Pizza & Brewery, Inc.                                            500              6,710
 * Chicos Fas, Inc.                                                       3,200            137,280
 * Children's Place Retail Stores, Inc.                                   1,000   $         23,680
*# ChipPAC, Inc.                                                          1,600             10,400
 * Chiquita Brands International, Inc.                                    1,600             28,032
*# Chiron Corp.                                                           9,400            420,650
   Chittenden Corp.                                                       1,000             32,410
   Choice Hotels International, Inc.                                      1,100             52,690
 * Choicepoint, Inc.                                                      3,400            147,050
 * Chordiant Software, Inc.                                               1,900              7,353
   Christopher & Banks Corp.                                              1,450             27,550
 * Chromcraft Revington, Inc.                                               100              1,415
 * Chronimed, Inc.                                                          500              3,700
   Chubb Corp.                                                            7,400            498,538
   Church & Dwight Co., Inc.                                              1,600             72,640
 * Ciber, Inc.                                                            2,000             17,800
*# CIENA Corp.                                                           21,100             75,960
   CIGNA Corp.                                                            5,600            379,680
 * Cima Laboratories, Inc.                                                  800             25,856
 * Cimarex Energy Co.                                                     1,456             41,045
 * Cincinnati Bell, Inc.                                                  5,200             21,424
   Cincinnati Financial Corp.                                             5,435            232,346
   Cinergy Corp.                                                          3,500            131,285
   Cintas Corp.                                                           7,300            331,274
 * Ciphergen Biosystems, Inc.                                               500              3,905
   CIRCOR International, Inc.                                               600             11,784
   Circuit City Stores, Inc.                                              8,000             95,760
 * Cirrus Logic, Inc.                                                     2,900             21,547
 * Cisco Sytems, Inc.                                                   250,400          5,546,360
   Citigroup, Inc.                                                       35,816          1,662,937
   Citizens Banking Corp.                                                 1,000             29,990
 * Citizens Communications Co.                                           15,700            199,390
*# Citizens, Inc. Class A                                                 1,455              9,923
 * Citrix Systems, Inc.                                                   6,500            136,825
   City Holding Co.                                                         500             15,010
   City National Corp.                                                    2,000            129,140
 * CKE Restaurants, Inc.                                                  2,300             23,276
   Claire's Stores, Inc.                                                  4,200             86,940
   Clarcor, Inc.                                                          1,000             42,410
 * Clark, Inc.                                                              900             15,732
 * Clarus Corp.                                                             100              1,186
 * Clayton Williams Energy, Inc.                                            100              2,294
   Clear Channel Communications, Inc.                                    34,535          1,371,039
 * Cleveland Cliffs, Inc.                                                   500             23,445
   Clorox Co.                                                             8,000            418,880
 * Closure Medical Corp.                                                    500             12,460
 * CMG Information Services, Inc.                                         4,400              8,668
*# CMS Energy Corp.                                                       7,000             60,340
*# CNA Financial Corp.                                                   15,600            468,312
 * CNA Surety Corp.                                                       1,900             19,760
 * CNET Networks, Inc.                                                    4,200             40,572
   CNF Transportation, Inc.                                               2,100             81,858
   CNS, Inc.                                                                600              6,042
 * Coach, Inc.                                                            7,300            318,353
   Coachmen Industries, Inc.                                                500              8,080
   Coca-Cola Co.                                                         89,500          4,595,825
   Coca-Cola Enterprises, Inc.                                           26,800            738,340
*# Coeur d'Alene Mines Corp.                                              6,200             29,078
   Cognex Corp.                                                           1,700             56,338
 * Cognizant Technology Solutions
     Corp.                                                                2,500            115,600
 * Coherent, Inc.                                                         1,000             27,090
   Cohu, Inc.                                                               500              9,475

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Coinstar, Inc.                                                           700   $         12,180
 * Coldwater Creek, Inc.                                                  1,125             29,936
   Cole (Kenneth) Productions, Inc.
     Class A                                                                300              9,825
 * Cole National Corp. Class A                                              100              2,271
   Colgate-Palmolive Co.                                                 20,300          1,161,160
 * Collagenex Pharmaceuticals, Inc.                                         500              4,910
 * Collins & Aikman Corp.                                                 3,800             20,178
   Colonial Bancgroup, Inc.                                               3,900             70,122
   Columbia Banking System, Inc.                                            855             18,143
 * Columbia Sportswear Co.                                                1,700             91,970
 * Columbus McKinnon Corp.                                                  300              1,590
 * Comcast Corp. Class A                                                 94,524          2,736,470
 * Comcast Corp. Special Class A
     Non-Voting                                                          33,900            961,065
   Comerica, Inc.                                                         5,800            328,338
 * Comfort Systems USA, Inc.                                                500              3,525
 # Commerce Bancorp, Inc.                                                 3,100            190,650
   Commerce Bancshares, Inc.                                              2,661            123,870
   Commerce Group, Inc.                                                   1,400             63,448
   Commercial Federal Corp.                                               1,000             28,020
*# Commonwealth Telephone
     Enterprises, Inc.                                                      600             25,440
*# Commscope, Inc.                                                        2,000             34,500
   Community Bank System, Inc.                                            1,000             22,020
   Community First Bankshares, Inc.                                       1,000             32,100
*# Community Health Care                                                  5,800            147,900
   Compass Bancshares, Inc.                                               3,600            151,380
 * Compex Technologies, Inc.                                                600              3,588
 * Compucom Systems, Inc.                                                 1,400              6,286
 * CompuCredit Corp.                                                      2,000             35,080
   Computer Associates International,
     Inc.                                                                31,000            838,860
 * Computer Horizons Corp.                                                  100                357
 * Computer Network Technology Corp.                                      1,000              6,040
 * Computer Sciences Corp.                                                9,600            418,464
 * Compuware Corp.                                                       17,600            139,920
 * Comstock Resources, Inc.                                               1,700             31,977
 * Comtech Telecommunications Corp.                                         500              8,870
 * Comverse Technology, Inc.                                              8,900            157,263
   Conagra, Inc.                                                         13,200            371,184
 * Conceptus, Inc.                                                          900              9,387
 * Concord Camera Corp.                                                   1,600              4,944
 * Concord Communications, Inc.                                             700              7,994
 * Concur Technologies, Inc.                                              1,000             10,860
 * Concurrent Computer Corp.                                              1,100              2,222
 * Conexant Systems, Inc.                                                15,310             72,263
 * Conmed Corp.                                                           1,400             35,630
*# Connetics Corp.                                                        1,300             27,781
   ConocoPhilips                                                         24,506          1,797,025
   CONSOL Energy, Inc.                                                    3,300            101,805
   Consolidated Edison, Inc.                                              5,700            223,782
 * Consolidated Graphics, Inc.                                              700             28,105
*# Constellation Brands, Inc.                                             6,000            216,000
   Constellation Energy Group                                             5,400            206,496
*# Continental Airlines, Inc.                                             3,400             36,346
*# Convera Corp.                                                            100                284
 * Convergys Corp.                                                        5,800             85,144
 * Cooper Cameron Corp.                                                   3,700            171,569
   Cooper Companies, Inc.                                                 1,900            104,880
   Cooper Tire & Rubber Co.                                               1,900             40,071
   Coors (Adolph) Co. Class B                                             1,300   $         83,785
 * Copart, Inc.                                                           4,224            104,122
 * Corillian Corp.                                                          500              2,410
*# Corinthian Colleges, Inc.                                              2,900             82,389
 * Corio, Inc.                                                              600              1,356
 * Corixa Corp.                                                           1,500              7,605
   Corn Products International, Inc.                                      1,000             43,380
 * Cornell Companies, Inc.                                                  500              6,675
 * Corning, Inc.                                                         64,400            797,916
   Corporate Executive Board Co.                                          1,700             92,922
 * Corrections Corporation of America                                     1,700             65,042
   Corus Bankshares, Inc.                                                 1,000             39,080
 * Cost Plus, Inc.                                                          600             19,734
 * CoStar Group, Inc.                                                       800             33,104
 # Costco Wholesale Corp.                                                22,700            857,606
   Countrywide Financial Corp.                                           19,399          1,251,235
*# Covance, Inc.                                                          3,000            108,660
 * Covansys Corp.                                                         1,000             10,880
 * Covenant Transport, Inc. Class A                                         600              9,402
 * Cox Communications, Inc.                                              42,200          1,325,502
 * Cox Radio, Inc.                                                        2,200             41,668
 # Crane Co.                                                              2,200             66,418
 * Cray, Inc.                                                             2,300             18,124
*# Credence Systems Corp.                                                 2,100             29,421
 * Credit Acceptance Corp.                                                1,991             29,965
*# Cree Research, Inc.                                                    3,200             73,632
   Crompton Corp.                                                         2,828             16,883
 * Cross (A.T.) Co. Class A                                                 100                564
 * Cross Country Healthcare, Inc.                                         1,200             19,932
*# Crown Castle International Corp.                                      11,300            166,449
 * Crown Holdings, Inc.                                                   6,200             55,366
 * Crown Media Holdings, Inc.                                             3,200             28,960
*# Cryolife, Inc.                                                           500              2,550
 * CSG Systems International, Inc.                                        2,500             47,725
 * CSK Auto Corp.                                                         1,700             29,155
   CSS Industries, Inc.                                                     150              5,235
   CSX Corp.                                                              6,500            205,400
   CT Communications, Inc.                                                  500              6,850
   CTS Corp.                                                                500              5,450
   Cubic Corp.                                                            1,200             27,012
 * Cubist Pharmaceuticals, Inc.                                             500              4,970
   Cullen Frost Bankers, Inc.                                             1,800             78,876
 * Culp, Inc.                                                               400              2,960
 # Cummins, Inc.                                                          2,400            139,776
 * Cumulus Media, Inc. Class A                                            2,600             48,204
 * CUNO, Inc.                                                               900             41,292
 * CuraGen Corp.                                                          1,300              6,500
 * Curative Health Services Inc.                                            800              8,416
 * Curis, Inc.                                                              500              2,229
   Curtiss-Wright Corp.                                                     200              9,410
 * CV Therapeutics, Inc.                                                  1,000             13,080
   CVB Financial Corp.                                                    1,687             35,056
   CVS Corp.                                                             17,100            712,728
 * Cyberguard Corp.                                                         400              3,384
 * Cyberonics, Inc.                                                         600             11,772
 * Cyberoptics Corp.                                                        500             10,455
 * Cybersource Corp.                                                      1,000              8,450
 * Cymer, Inc.                                                            1,400             51,520
 * Cypress Semiconductor Corp.                                            4,600             75,256
   Cytec Industries, Inc.                                                 2,400             96,648
 * Cytyc Corp.                                                            3,800             83,220

                                                                         SHARES             VALUE+
                                                                         ------             ------
   D & K Healthcare Resources, Inc.                                         500   $          5,985
 * Daktronics, Inc.                                                         700             16,345
   Dana Corp.                                                             7,000            130,550
 # Danaher Corp.                                                         22,600          1,062,878
   Darden Restaurants, Inc.                                               7,800            175,500
 * Darling International, Inc.                                            2,200              7,590
   Datascope Corp.                                                        1,300             45,149
 * DaVita, Inc.                                                           2,700            125,334
 * Dean Foods Co.                                                         9,750            344,175
   Deb Shops, Inc.                                                          500             11,995
 * Deckers Outdoor Corp.                                                    100              2,500
   Deere & Co.                                                            8,800            578,160
 * Del Laboratories, Inc.                                                   115              3,312
 * Del Monte Foods Co.                                                    9,100             93,457
 * Dell, Inc.                                                            93,100          3,275,258
   Delphi Automotive Systems Corp.                                       18,000            183,420
   Delphi Financial Group, Inc. Class A                                   1,800             72,504
*# Delta Air Lines, Inc.                                                  4,500             27,450
   Delta and Pine Land Co.                                                1,300             30,134
*# Delta Financial Corp.                                                    600              3,654
   Deltic Timber Corp.                                                      500             17,740
   Deluxe Corp.                                                           1,500             64,230
 * Denbury Resources, Inc.                                                2,900             53,360
 * Dendreon Corp.                                                         1,700             18,615
 * Dendrite International, Inc.                                           1,200             20,148
   Dentsply International, Inc.                                           4,050            200,110
 * Department 56, Inc.                                                      500              7,900
*# DepoMed, Inc.                                                            703              5,350
   Devon Energy Corp.                                                     2,898            172,025
 * DeVry, Inc.                                                            2,500             67,650
 * DHB Industries, Inc.                                                   1,400             13,202
   Diagnostic Products Corp.                                              1,400             58,968
 # Diamond Offshore Drilling, Inc.                                        4,600            103,914
 * DiamondCluster International, Inc.                                     1,000              9,690
   Diebold, Inc.                                                          2,700            132,651
 * Digene Corp.                                                             900             35,109
 * Digi International, Inc.                                                 100              1,039
 * Digimarc Corp.                                                           500              5,650
*# Digital Angel Corp.                                                      300                966
*# Digital Generation Systems, Inc.                                         800              1,160
 * Digital Impact, Inc.                                                     300                534
 * Digital Insight Corp.                                                  1,200             23,184
 * Digital River, Inc.                                                    1,000             31,410
 * Digitas, Inc.                                                          1,900             17,575
   Dillards, Inc. Class A                                                 3,000             60,030
   Dime Community Bancorp, Inc.                                             750             12,825
 * Dionex Corp.                                                           1,000             50,360
 * Discovery Partners International                                         100                519
   Disney (Walt) Co.                                                     84,700          1,987,909
   Distributed Energy Systems Corp.                                         700              2,240
 * Ditech Communications Corp.                                            1,000             20,610
 * Diversa Corp.                                                          1,400             13,174
 * Dixie Group, Inc.                                                        100              1,181
 * DJ Orthopedics, Inc.                                                     900             20,997
   Dollar General Corp.                                                  12,400            240,560
 * Dollar Thrifty Automotive Group, Inc.                                  1,100             28,842
 * Dollar Tree Stores, Inc.                                               4,700            131,130
   Dominion Resources, Inc.                                               9,500            598,215
   Donaldson Co., Inc.                                                   17,400            457,272
   Donnelley (R.R.) & Sons Co.                                            6,100            184,586
 * Dot Hill Systems Corp.                                                 1,500             14,250
 * DoubleClick, Inc.                                                      5,000   $         42,400
 * DOV Pharmaceutical, Inc.                                                 400              6,024
   Dover Corp.                                                            7,500            292,200
   Dover Motorsports, Inc.                                                  200                918
   Dow Chemical Co.                                                      26,800          1,069,320
   Dow Jones & Co., Inc.                                                  2,300            110,239
   Downey Financial Corp.                                                 1,700             89,930
   DPL, Inc.                                                              2,900             57,275
 * Drew Industries, Inc.                                                    600             22,350
*# Drexler Technology Corp.                                                 500              8,500
   Dreyer's Grand Ice Cream Holdings,
     Inc. Class A                                                         1,800            142,344
 * Dril-Quip, Inc.                                                          800             13,216
 * DRS Technologies, Inc.                                                 1,000             27,990
 * Drugstore.com, Inc.                                                    1,400              6,496
 * DSP Group, Inc.                                                        1,100             28,952
 * DST Systems, Inc.                                                      4,300            206,572
   DTE Energy Co.                                                         3,400            136,714
 * Duane Reade, Inc.                                                      1,000             16,500
 * Ducommun, Inc.                                                           300              5,655
   Duke Energy Corp.                                                     25,700            512,458
   DuPont (E.I.) de Nemours & Co., Inc.                                  29,100          1,257,120
 * DuPont Photomasks, Inc.                                                  800             17,664
   Duquesne Light Holdings, Inc.                                          3,900             74,997
 * Dura Automotive Systems, Inc.                                            800              7,568
 * Duratek, Inc.                                                            100              1,300
*# Durect Corp.                                                           1,200              4,236
 * DUSA Pharmaceuticals, Inc.                                               600              6,336
 * Dyax Corp.                                                               900              8,865
 * Dycom Industries, Inc.                                                 2,033             50,195
*# Dynacq Healthcare, Inc.                                                  500              3,150
 * Dynamex, Inc.                                                            500              6,570
 * Dynamics Research Corp.                                                  500              8,205
 * Dynegy, Inc.                                                          16,800             73,752
 * E Trade Group, Inc.                                                    9,500            108,395
 * E-Loan, Inc.                                                           2,600              6,344
 * E.piphany, Inc.                                                        1,900              8,930
 # E.W. Scripps Co.                                                       2,900            308,444
   Eagle Materials, Inc.                                                  1,277             85,176
   Eagle Materials, Inc. Series B                                           596             39,336
 * EarthLink, Inc.                                                        6,900             69,276
 # East West Bancorp, Inc.                                                1,300             78,871
   Eastman Chemical Co.                                                   2,500            115,850
   Eastman Kodak Co.                                                     10,600            277,508
   Eaton Corp.                                                           10,000            583,500
   Eaton Vance Corp.                                                      2,800            103,320
 * eBay, Inc.                                                            24,000          2,131,200
 * Echelon Corp.                                                          1,500             16,095
*# Echostar Communications Corp.
     Class A                                                              8,800            283,008
   Ecolab, Inc.                                                          14,600            445,446
 * eCollege.com                                                             500              8,415
 * Eden Bioscience Corp.                                                    100                110
 * Edge Petroleum Corp.                                                     600              8,310
   Edison International                                                  22,500            543,150
   Edo Corp.                                                              1,000             21,480
 * Education Management Corp.                                             2,700             93,366
 * eFunds Corp.                                                           1,900             30,419
 * EGL, Inc.                                                              1,900             43,472
   El Paso Corp.                                                         20,400            147,084
 * El Paso Electric Co.                                                   2,600             37,570

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Electro Rent Corp.                                                       800   $          8,752
 * Electro Scientific Industries, Inc.                                      700             15,981
 * Electronic Arts, Inc.                                                 10,600            538,798
   Electronic Data Systems Corp.                                         13,700            223,995
 * Electronics Boutique Holdings Corp.                                    1,100             30,316
 * Electronics for Imaging, Inc.                                          2,100             58,296
 * Elizabeth Arden, Inc.                                                    700             15,428
   ElkCorp                                                                1,300             32,240
 * Embarcadero Technologies, Inc                                          1,000             11,330
 * Embrex, Inc.                                                             500              6,440
 * EMC Corp.                                                             95,712          1,075,803
 * Emcor Group, Inc.                                                        600             25,428
 * EMCORE Corp.                                                             250                740
   Emerson Electric Co.                                                  15,500            925,350
 * Emisphere Technologies, Inc.                                             700              3,556
 * Emmis Communications Corp.
     Class A                                                              2,300             50,140
 * EMS Technologies, Inc.                                                   200              4,352
 * Emulex Corp.                                                           3,100             57,908
 * Encore Acquisition Co.                                                 1,400             39,340
 * Encore Capital Grooup, Inc.                                              600              9,144
 * Encore Medical Corp.                                                   1,200              8,376
 * Encore Wire Corp.                                                      1,000             30,465
 * Encysive Pharmaceuticals, Inc.                                         1,800             16,551
 * Endocardial Solutions, Inc.                                              500              4,865
 * Endologix, Inc.                                                          500              2,470
   Energen Corp.                                                          1,500             67,200
 * Energy Conversion Devices, Inc.                                        1,100             13,783
   Energy East Corp.                                                      2,700             63,450
 * Energy Partners, Ltd.                                                  1,800             23,886
 * Enesco Group, Inc.                                                       500              4,815
   Engelhard Corp.                                                        4,900            148,323
   Engineered Support Systems, Inc.                                       1,350             70,740
   Ennis Business Forms, Inc.                                               500              7,725
 * EnPro Industries, Inc.                                                 1,000             19,340
   ENSCO International, Inc.                                             10,291            274,152
 * Entegris, Inc.                                                         2,100             23,835
 * Entercom Communications Corp.                                          2,000             81,500
   Entergy Corp.                                                          6,800            371,348
 * Enterrasys Networks, Inc.                                              7,900             15,484
 * Entravision Communications Corp.                                       2,600             21,060
 * Entrust, Inc.                                                          1,800              8,280
 * Enzo Biochem, Inc.                                                       530              7,081
 # EOG Resources, Inc.                                                    7,900            422,097
 * Eon Labs, Inc.                                                         1,900            143,507
 * Epicor Software Corp.                                                  1,200             16,068
 * EPIQ Systems, Inc.                                                       600              8,778
 * EPIX Medical, Inc.                                                     1,000             24,430
 # Equifax, Inc.                                                          6,700            164,217
   Equitable Resources, Inc.                                              2,400            116,160
 * Equity Marketing, Inc.                                                   100              1,284
 * Equity Oil Co.                                                           100                425
 * eResearch Technology, Inc.                                             2,250             56,902
   Erie Indemnity Co.                                                     2,400            109,344
 * Esco Technologies, Inc.                                                  600             29,580
 * eSpeed, Inc.                                                           1,000             18,970
 * ESS Technology, Inc.                                                   1,500             17,190
   Estee Lauder Companies, Inc.                                           7,400            338,846
 * Esterline Technologies Corp.                                           1,000             25,180
   Ethan Allen Interiors, Inc.                                            1,700             66,249
 * Ethyl Corp.                                                              800             16,056
 * Euronet Worldwide, Inc.                                                  910   $         20,921
 * Evergreen Resources, Inc.                                              1,800             68,130
 * Exact Sciences Corp.                                                     500              3,160
 * Exar Corp.                                                             1,700             27,081
 * Excel Technology, Inc.                                                   600             19,350
 * Exelixis, Inc.                                                         2,100             19,362
   Exelon Corp.                                                          19,200            639,360
   Expeditors International of
     Washington                                                           4,500            204,480
 * Express Scripts, Inc. Class A                                          3,300            258,258
 * ExpressJet Holdings, Inc.                                                100              1,192
 * Extreme Networks, Inc.                                                 3,400             18,088
 * Exult, Inc.                                                            3,600             22,248
   Exxon Mobil Corp.                                                    237,500         10,271,875
   F.N.B. Corp.                                                             525             10,479
*# F5 Networks, Inc.                                                      1,000             29,690
 # Factset Research Systems, Inc.                                         1,200             52,452
   Fair, Isaac & Co., Inc.                                                4,135            143,691
 * Fairchild Corp. Class A                                                  100                450
 * Fairchild Semiconductor Corp.
     Class A                                                              5,134            101,242
*# FalconStor Software, Inc.                                              1,500             10,380
   Family Dollar Stores, Inc.                                             6,200            194,432
 * Fargo Electronics                                                        500              5,680
 * Faro Technologies, Inc.                                                  500             13,370
 # Fastenal Co.                                                           3,300            170,808
   FBL Financial Group, Inc. Class A                                        300              8,511
   Fedders Corp.                                                            400              1,776
   Federal Signal Corp.                                                   1,600             28,496
   Federated Department Stores, Inc.                                      8,600            410,306
   FedEx Corp.                                                           16,900          1,243,502
 * FEI Co.                                                                  500             12,475
   Ferro Corp.                                                            1,000             25,600
   Fidelity Bankshares, Inc.                                                500             16,920
   Fidelity National Financial, Inc.                                      5,266            197,949
   Fifth Third Bancorp                                                   20,300          1,102,087
 * Filenet Corp.                                                          1,300             35,555
 * Financial Federal Corp.                                                1,000             31,240
 * Findwhat.Com                                                           1,000             23,160
 * Finisar Corp.                                                          7,400             14,726
 * Finish Line, Inc. Class A                                                600             19,980
   First American Financial Corp.                                         2,500             64,900
 * First Cash Financial Services, Inc.                                      750             15,450
   First Charter Corp.                                                      500             10,470
   First Citizens Bancshares, Inc.                                          100             11,600
   First Commonwealth Financial Corp.                                     1,100             14,641
   First Community Bancorp                                                  500             18,150
   First Community Bancshares, Inc.                                         100              2,700
 * First Consulting Group, Inc.                                             600              3,132
   First Data Corp.                                                      37,315          1,615,366
   First Federal Capital Corp.                                              500             13,570
   First Financial Bancorp                                                  800             13,624
   First Financial Holdings, Inc.                                           500             14,750
 * First Health Group Corp.                                               5,700             86,070
 # First Horizon National Corp.                                           5,400            251,478
 * First Horizon Pharmaceutical Corp.                                     1,500             26,587
   First Merchants Corp.                                                    100              2,403
   First Midwest Bancorp, Inc.                                            1,500             51,375
   First National Bankshares of Florida                                     425              8,270
   First Niagara Financial Group, Inc.                                    1,258             15,662
   First Republic Bank                                                      700             28,532

                                                                         SHARES             VALUE+
                                                                         ------             ------
   First State Bancorporation                                               300   $          9,519
   First Years, Inc.                                                        100              1,675
 * FirstCity Financial Corp.                                                300              2,340
   FirstEnergy Corp.                                                      9,100            354,900
 * FirstFed Financial Corp.                                               1,200             49,548
   Firstmerit Corp.                                                       2,300             56,810
 * Fiserv, Inc.                                                           8,000            302,560
*# Fisher Scientific International, Inc.                                  2,400            137,784
   Flagstar Bancorp, Inc.                                                 1,800             38,808
 * Flanders Corp.                                                           700              5,005
 * Fleetwood Enterprises, Inc.                                            1,600             21,440
 * Flir Systems, Inc.                                                     1,500             73,800
   Florida East Coast Industries, Inc.                                    1,100             39,798
   Florida Rock Industries, Inc.                                          1,700             67,575
   Flowers Foods, Inc.                                                    1,575             36,808
 * Flowserve Corp.                                                        3,300             69,135
   Flushing Financial Corp.                                               1,000             17,510
 * FMC Corp.                                                              2,400             97,368
 * FMC Technologies, Inc.                                                 2,591             69,879
   Foot Locker, Inc.                                                      6,400            151,040
   Ford Motor Co.                                                        62,060            921,591
   Forest City Enterprises, Inc. Class A                                    300             15,162
   Forest City Enterprises, Inc. Class B                                    150              7,537
 * Forest Laboratories, Inc.                                             13,900            881,121
 * Forest Oil Corp.                                                       3,300             82,170
 * Forrester Research, Inc.                                                 700             12,824
   Fortune Brands, Inc.                                                   5,300            399,090
 * Forward Air Corp., Inc.                                                  600             18,510
 * Fossil, Inc.                                                           3,450             81,972
 * Foster (L.B.) Co. Class A                                                100                780
 * Foundry Networks, Inc.                                                 4,900             60,466
 * Fox Entertainment Group, Inc.
     Class A                                                             20,900            563,255
 * FPIC Insurance Group, Inc.                                               300              8,100
   FPL Group, Inc.                                                        5,300            337,875
 * Frankfort Tower Industries, Inc.                                         200                  1
   Franklin Resources, Inc.                                              17,400            874,872
 # Fred's, Inc.                                                           1,575             33,106
 * FreeMarkets, Inc.                                                        600              4,092
   Freeport McMoran Copper & Gold,
     Inc. Class B                                                         5,400            181,602
   Fremont General Corp.                                                  3,300             74,085
   Friedmans, Inc. Class A                                                   50                158
 * Frontier Airlines, Inc.                                                1,300             12,090
   Frontier Oil Corp.                                                     1,300             25,701
 * FSI International, Inc.                                                1,600             11,024
 * FTI Consulting, Inc.                                                     725             12,144
*# FuelCell Energy, Inc.                                                  1,600             25,392
   Fuller (H.B.) Co.                                                      1,000             26,790
   Fulton Financial Corp.                                                 3,797             78,765
   Furniture Brands International, Inc.                                   3,200             82,464
   G & K Services, Inc. Class A                                           1,200             47,220
   Gabelli Asset Management, Inc.                                           200              8,384
   Gallagher (Arthur J.) & Co.                                            2,500             79,625
*# Galyan's Trading Co.                                                     500              5,025
 * GameStop Corp.                                                         1,200             18,744
   Gannett Co., Inc.                                                     11,900          1,044,820
   Gap, Inc.                                                             40,700            982,905
 * Gardner Denver Machinery, Inc.                                         1,100             28,809
 * Gartner Group, Inc.                                                    3,700             45,325
 * Gateway, Inc.                                                         14,500             58,725
 * Gaylord Entertainment Co.                                              1,437   $         41,314
 * Gemstar-TV Guide International, Inc.                                  17,100             76,950
   Gencorp, Inc.                                                          1,000             11,360
 * Gene Logic, Inc.                                                         500              1,970
 * Genecor International, Inc.                                            1,900             28,538
 * Genelabs Technologies, Inc.                                            1,600              4,160
*# Genentech, Inc.                                                       39,700          2,374,457
 * General Cable Corp.                                                    1,300             10,413
 * General Communications, Inc.
     Class A                                                              2,400             19,032
   General Dynamics Corp.                                                 7,900            755,477
   General Electric Co.                                                 359,200         11,178,304
 # General Mills, Inc.                                                   13,600            626,280
   General Motors Corp.                                                  15,200            689,928
 * Genesco, Inc.                                                          1,000             25,100
 * Genesee & Wyoming, Inc.                                                  750             17,145
 * Genesis HealthCare Corp.                                                 950             24,595
 * Genesis Microchip, Inc.                                                1,000             16,150
 * Genlyte Group, Inc.                                                      800             47,016
 * Genta, Inc.                                                              200                460
 # Gentex Corp.                                                           3,100            117,800
   Genuine Parts Co.                                                      5,100            191,964
*# Genus, Inc.                                                              600              1,559
 * Genzyme Corp.                                                         10,600            461,948
   Georgia Gulf Corp.                                                     1,500             50,730
   Georgia-Pacific Corp.                                                  8,700            311,634
 * Gerber Scientific, Inc.                                                  300              1,872
 * Geron Corp.                                                            1,300              9,581
 * Getty Images, Inc.                                                     2,400            135,120
   Gevity HR, Inc.                                                        1,200             31,452
 * Giant Industries, Inc.                                                   500              9,360
   Gibraltar Steel Corp.                                                    100              2,895
 * Gilead Sciences, Inc.                                                  8,300            543,318
   Gillette Co.                                                          37,500          1,615,875
   Glacier Bancorp, Inc.                                                    625             16,512
   Glatfelter (P.H.) Co.                                                    100              1,224
 * Glenayre Technologies, Inc.                                              500              1,265
 * Global Imaging Systems, Inc.                                           1,100             37,246
 * Global Power Equipment Group, Inc.                                     2,200             14,586
*# Glowpoint, Inc.                                                          700              1,519
   Gold Banc Corp.                                                        1,200             19,656
   Golden West Financial Corp.                                           10,700          1,163,839
   Goodrich (B.F.) Co.                                                    3,900            109,317
 * Goodrich Petroleum Corp.                                                 200              1,650
*# Goodyear Tire & Rubber Co.                                            12,700            110,490
   Goody's Family Clothing, Inc.                                            100              1,194
*# GP Strategies Corp.                                                      100                750
   Graco, Inc.                                                            2,825             79,043
 * Graftech International, Ltd.                                           1,900             18,050
   Grainger (W.W.), Inc.                                                  3,600            196,020
   Granite Construction, Inc.                                             1,000             18,900
 * Graphic Packaging Corp.                                                6,800             43,928
   Gray Television, Inc.                                                  1,000             14,090
   Great American Financial Resources,
     Inc.                                                                   500              7,625
 * Great Atlantic & Pacific Tea Co., Inc.                                 1,300              9,009
   Great Lakes Chemical Corp.                                             1,500             37,170
   Great Plains Energy, Inc.                                              1,100             33,319
   Greater Bay Bancorp                                                    1,500             43,065
   Greenpoint Financial Corp.                                             3,650            146,365
 * Grey Wolf, Inc.                                                        9,500             34,675

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Griffon Corp.                                                          1,600   $         37,248
 * Group 1 Automotive, Inc.                                               1,100             35,310
 * Grubb & Ellis Co.                                                        100                101
 * GSI Commerce, Inc.                                                     1,300             10,660
 * GTC Biotherapeutics, Inc.                                                700              1,148
 # Gtech Holdings, Inc.                                                   2,500            140,675
 * GTSI Corp.                                                               300              3,576
 * Guess, Inc.                                                            2,000             30,800
   Guidant Corp.                                                         16,400            891,176
*# Guilford Pharmaceuticals, Inc.                                         1,000              6,200
*# Guitar Center, Inc.                                                      700             30,030
   Gulf Island Fabrication, Inc.                                            700             13,300
 * Gymboree Corp.                                                         1,200             17,508
 * Haemonetics Corp.                                                      1,100             29,920
 * Hain Celestial Group, Inc.                                             1,200             21,240
   Halliburton Co.                                                       16,900            490,776
   Hancock Fabrics, Inc.                                                    500              5,810
   Hancock Holding Co.                                                      900             24,732
   Handleman Co.                                                            800             17,920
 * Hanger Orthopedic Group, Inc.                                          1,200             19,800
*# Hanover Compressor Co.                                                 3,100             32,457
   Harbor Florida Bancshares, Inc.                                        1,000             28,070
   Harland (John H.) Co.                                                    500             15,150
   Harley-Davidson, Inc.                                                 19,200          1,103,808
   Harleysville National Corp.                                              625             15,594
   Harman International Industries, Inc.                                  4,600            368,644
 * Harmonic, Inc.                                                         2,200             14,058
   Harrahs Entertainment, Inc.                                            4,200            215,880
   Harris Corp.                                                           2,800            129,472
 * Harris Interactive, Inc.                                               2,000             14,880
   Harsco Corp.                                                           1,500             65,115
   Harte-Hanks, Inc.                                                      4,100             94,751
   Hartford Financial Services Group,
     Inc.                                                                11,300            747,156
 * Harvard Bioscience, Inc.                                               1,100              5,170
 * Harvest Natural Resources, Inc.                                        1,500             19,050
   Hasbro, Inc.                                                           9,900            194,634
   Hawaiian Electric Industries, Inc.                                     1,000             48,610
 * Hawk Corp.                                                               100                522
 * Hawthorne Financial Corp.                                                750             26,422
 # HCA, Inc.                                                             34,100          1,324,103
   HCC Insurance Holdings, Inc.                                           2,900             96,106
 * Headwaters, Inc.                                                       1,200             25,080
   Health Management Associates,
     Inc.                                                                13,300            292,467
 * Health Net Inc.                                                        6,400            150,400
 * HealthExtras, Inc.                                                     1,200             18,300
   Hearst-Argyle Television, Inc.                                         2,700             70,605
   Heartland Express, Inc.                                                2,046             49,554
   Heartland Financial USA, Inc.                                            500              8,750
 * Hecla Mining Co.                                                       3,400             22,066
   Heico Corp.                                                              400              5,884
   Heico Corp. Class A                                                       40                473
 * Heidrick & Struggles International,
     Inc.                                                                   800             22,352
   Heinz (H.J.) Co.                                                      12,900            481,686
   Helix Technology Corp.                                                 1,000             19,880
   Helmerich & Payne, Inc.                                                1,800             44,910
*# Hemispherx Biopharma, Inc.                                               500              1,735
   Henry Jack & Associates, Inc.                                          3,400             65,960
 * Hercules, Inc.                                                         4,300             45,494
 * Herley Industries, Inc.                                                  600   $         12,330
 # Herman Miller, Inc.                                                    3,200             77,056
   Hershey Foods Corp.                                                    3,900            346,047
   Hewlett-Packard Co.                                                  118,100          2,508,444
 * Hexcel Corp.                                                             500              4,250
 * Hibbett Sporting Goods, Inc.                                           1,125             29,227
   Hibernia Corp.                                                         4,900            117,600
   Hilb Rogal Hamilton Co.                                                1,200             42,684
 # Hillenbrand Indutries, Inc.                                            2,100            123,690
   Hilton Hotels Corp.                                                   19,700            341,795
 * Hines Horticulture, Inc.                                                 100                434
   Hollinger International, Inc. Class A                                  2,900             51,040
*# Hollis-Eden Pharmaceuticals, Inc.                                        300              3,087
   Holly Corp.                                                              500             17,375
 * Hollywood Entertainment Corp.                                          1,200             15,936
 * Hologic, Inc.                                                          1,100             22,616
   Home Depot, Inc.                                                      90,700          3,257,944
 * HomeStore, Inc.                                                        3,700             15,429
   Honeywell International, Inc.                                         32,500          1,095,250
   Hooper Holmes, Inc.                                                    2,600             14,560
   Horace Mann Educators Corp.                                              600             10,158
 * Horizon Medical Products, Inc.                                           600              1,140
 * Horizon Offshore, Inc.                                                   300                366
   Hormel Foods Corp.                                                     5,200            162,500
   Horton (D.R.), Inc.                                                   10,417            301,051
 * Hospira, Inc.                                                          4,920            126,149
 * Hot Topic, Inc.                                                        1,325             28,633
 * Houston Exploration Co.                                                1,500             70,890
 * Hovnanian Enterprises, Inc. Class A                                    2,600             91,780
   Hubbell, Inc.                                                          1,500             67,230
   Hudson City Bancorp, Inc.                                              6,700            239,793
 * Hudson Highland Group, Inc.                                              210              5,827
   Hudson River Bancorp, Inc.                                             1,000             17,430
   Hudson United Bancorp                                                  1,500             54,960
 * Huffy Corp.                                                              600                696
   Hughes Supply, Inc.                                                    1,300             70,200
 * Human Genome Sciences, Inc.                                            7,500             81,525
 * Humana, Inc.                                                          10,800            184,356
   Humboldt Bancorp                                                         500              9,335
 # Hunt (J.B.) Transport Services, Inc.                                   3,300            108,042
 # Huntington Bancshares, Inc.                                            7,100            160,957
 * Hutchinson Technology, Inc.                                            1,200             31,692
 * Hydril Co.                                                               800             23,008
 * Hypercom Corp.                                                         1,700             11,424
 * Hyperion Solutions Corp                                                1,300             51,532
 * I-Flow Corp.                                                             500              6,765
   Iberiabank Corp.                                                         500             29,285
 * Ibis Technology Corp.                                                    500              3,850
 * ICOS Corp.                                                             2,400             67,488
 * ICT Group, Inc.                                                          500              5,720
 * ICU Medical, Inc.                                                        550             18,320
 * Identix, Inc.                                                          2,700             19,575
 # Idex Corp.                                                             1,500             71,550
 * IDEXX Laboratories, Inc.                                               1,200             78,888
 * IDT Corp.                                                                900             15,831
 * IDX Systems Corp.                                                      1,200             34,956
 * iGate Capital Corp.                                                    1,400              6,244
   IHOP Corp.                                                               600             21,600
 * II-VI, Inc.                                                              700             18,046
   Ikon Office Solutions, Inc.                                            4,400             48,488
 * ILEX Oncology, Inc.                                                    1,000             23,150

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Illinois Tool Works, Inc.                                             12,700   $      1,141,476
 * Illumina, Inc.                                                         1,000              6,340
 * Image Entertainment, Inc.                                                100                345
   Imation Corp.                                                          1,700             69,972
 # IMC Global, Inc.                                                       2,900             36,105
*# Imclone Systems, Inc.                                                  1,200             88,800
 * IMCO Recycling, Inc.                                                     500              6,300
*# Immtech International, Inc.                                              500              7,125
 * Immucor, Inc.                                                            750             23,310
 * ImmunoGen, Inc.                                                        1,500             12,015
 * Immunomedics, Inc.                                                     1,500              9,090
 * Impath, Inc.                                                           1,000              5,650
 * Impax Laboratoroes, Inc.                                               1,600             35,440
 * Impco Technologies, Inc.                                                 500              2,865
 * Imperial Sugar Co.                                                       100              1,181
   IMS Health, Inc.                                                      10,100            251,288
 * Incyte Genomics, Inc.                                                  2,888             20,707
   Independence Community Bank
     Corp.                                                                1,802             67,611
   Independent Bank Corp. MA                                                500             13,260
   Independent Bank Corp. MI                                                500             12,665
*# Indevus Pharmaceuticals, Inc.                                          1,200              9,996
 # IndyMac Bancorp, Inc.                                                  2,700             88,830
 * Inet Technologies, Inc.                                                1,300             11,583
 * Infinity, Inc.                                                           200                730
 * InFocus Corp.                                                          1,800             14,508
 * Infonet Services Corp.                                                 8,500             14,620
 * Informatica Corp.                                                      2,300             17,848
 * Information Holdings, Inc.                                             1,400             37,408
 * Inforte Corp.                                                            300              3,246
 * InfoSpace, Inc.                                                        1,500             54,870
 * infoUSA, Inc.                                                          1,800             16,200
 * Ingram Micro, Inc.                                                     7,700            111,265
 * Input/Output, Inc.                                                     1,900             13,110
 * Insight Communications Co., Inc.                                       2,100             20,076
 * Insight Enterprises, Inc.                                              1,900             34,884
 * Insituform Technologies, Inc.
     Class A                                                              1,400             21,420
 * Insmed, Inc.                                                             500              1,149
 * Inspire Pharmaceuticals, Inc.                                          1,100             18,843
 * Insurance Auto Auctions, Inc.                                            500              8,180
   Integra Bank Corp.                                                       500             10,495
*# Integra Lifesciences Corp.                                             1,200             38,484
 * Integrated Circuit Systems, Inc.                                       2,300             63,158
 * Integrated Device Technology, Inc.                                     4,100             59,778
 * Integrated Electrical Services, Inc.                                   1,200             10,800
 * Integrated Silicon Solution, Inc.                                      1,200             19,080
   Intel Corp.                                                          295,600          8,439,380
*# Intellisync Corp.                                                        600              1,518
   Inter Parfums, Inc.                                                      100              2,517
 * Interactive Data Corp.                                                 5,400             91,530
 * InterActiveCorp                                                       43,635          1,364,030
 * InterCept Group, Inc.                                                    900             13,401
 * Interdigital Communications Corp.                                      1,600             27,136
 * Interface, Inc. Class A                                                2,400             16,800
 * Intergraph Corp.                                                       1,900             47,766
 * Interland, Inc.                                                        1,200              3,492
 * Intermagnetics General Corp.                                             800             23,576
 * InterMune, Inc.                                                        1,100             15,631
   International Business Machines
     Corp.                                                               71,800          6,360,762
   International Flavors & Fragrances,
     Inc.                                                                 3,100   $        111,538
   International Game Technology                                         16,800            660,240
 * International Multifoods Corp.                                         1,200             29,952
   International Paper Co.                                               17,600            737,968
 * International Rectifier Corp.                                          2,700            119,529
   International Speedway Corp.
     Class A                                                              1,700             79,305
 * Internet Security Systems, Inc.                                        1,300             20,566
 * Interpore International, Inc.                                            600              8,658
*# Interpublic Group of Companies, Inc.                                  17,500            251,650
   Intersil Corp.                                                         7,000            148,750
   Interstate Bakeries Corp.                                              1,000             10,500
   Inter-Tel, Inc.                                                          700             17,276
 * Intervoice, Inc.                                                       1,000             14,010
 * Interwoven, Inc.                                                         775              7,145
 * Intevac, Inc.                                                            100                900
 * Intrado, Inc.                                                            500              8,310
*# Introgen Therapeutics, Inc.                                              500              3,289
 * Intuit, Inc.                                                           7,500            293,850
 * Intuitive Surgical, Inc.                                                 700             11,578
   Invacare Corp.                                                         2,100             87,087
 * Inveresk Resh                                                          1,000             30,080
 * Investment Technology Group, Inc.                                         50                682
 # Investors Financial Services Corp.                                     4,500            176,040
*# Invision Technologies, Inc.                                            1,100             54,835
 * Invitrogen Corp.                                                       3,100            215,295
   Iomega Corp.                                                             800              3,872
*# Ionics, Inc.                                                           1,200             30,312
*# Iron Mountain, Inc.                                                    4,350            192,574
   Irwin Financial Corp.                                                  1,200             30,540
 * Isis Pharmaceuticals, Inc.                                             1,600             10,336
 * Isle of Capri Casinos, Inc.                                            1,200             23,256
 * Isolagen Inc                                                             500              4,410
 * Itron, Inc.                                                            1,000             20,640
 * ITT Educational Services, Inc.                                         1,700             69,547
   ITT Industries, Inc.                                                   3,600            289,980
 * ITXC Corp.                                                               200                472
 * IVAX Corp.                                                             7,700            187,495
 * iVillage, Inc.                                                         1,500             10,335
 * Ixia                                                                   1,900             17,803
 * IXYS Corp.                                                             1,100             10,285
 * J & J Snack Foods Corp.                                                  600             23,856
 * J. Jill Group, Inc.                                                      650             13,279
   J. M. Smucker Co.                                                      2,184            106,798
 * j2 Global Communication, Inc.                                          1,000             24,770
 * Jabil Circuit, Inc.                                                    8,000            226,480
 * Jack in the Box, Inc.                                                  1,300             36,361
 * Jacobs Engineering Group, Inc.                                         2,300            102,580
 * Jacuzzi Brands, Inc.                                                   3,500             29,890
 * Jakks Pacific, Inc.                                                      800             14,224
   Janus Capital Group, Inc.                                             17,000            278,290
 * Jarden Corp.                                                           1,050             36,750
 * JDA Software Group, Inc.                                               1,100             13,915
 * JDS Uniphase Corp.                                                    58,200            200,790
   Jefferies Group, Inc.                                                  3,000             98,190
   Jefferson-Pilot Corp.                                                  4,700            241,251
 * JetBlue Airways Corp.                                                  3,500            100,870
   JLG Industries, Inc.                                                   2,700             34,074
   Johnson & Johnson                                                    108,100          6,022,251
   Johnson Controls, Inc.                                                 7,100            382,832

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Johnson Outdoors, Inc.                                                   100   $          1,907
   Jones Apparel Group, Inc.                                              7,200            276,984
 * Jones Lang LaSalle, Inc.                                               1,600             40,352
 * Jos. A. Bank Clothiers, Inc.                                             500             16,295
 * Journal Register Co.                                                   1,700             32,980
   Joy Global, Inc.                                                       2,600             71,500
   JP Morgan Chase & Co.                                                 19,000            699,960
 * Juniper Networks, Inc.                                                18,988            397,039
 * Jupitermedia Corp.                                                       700              7,210
   K Swiss, Inc. Class A                                                  1,800             36,000
 * K-V Pharmaceutical Co. Class A                                         1,250             31,875
 * K2, Inc.                                                               1,360             20,019
 * Kadant, Inc.                                                             600             12,138
   Kaman Corp. Class A                                                      500              5,890
 * Kansas City Southern Industries, Inc.                                  3,100             40,300
   Kaydon Corp.                                                           1,000             26,830
   KB Home Corp.                                                          2,400            158,112
 * KCS Energy, Inc.                                                       1,600             20,016
 * Keane, Inc.                                                            2,500             35,875
 * Keith Companies, Inc.                                                    300              4,206
   Keithley Instruments, Inc.                                               500             10,805
   Kellogg Co.                                                           15,600            661,440
   Kellwood Co.                                                             500             20,350
   Kelly Services, Inc.                                                     500             13,870
 * Kemet Corp.                                                            2,700             32,805
   Kennametal, Inc.                                                       1,500             63,900
 * Kennedy-Wilson, Inc.                                                     100                680
 * Kensey Nash Corp.                                                        600             19,164
   Kerr-McGee Corp.                                                       2,500            123,125
 * Key Energy Group, Inc.                                                 8,400             81,312
   KeyCorp                                                               13,000            408,330
   KeySpan Corp.                                                          3,400            120,360
 * Keystone Automotive Industries, Inc.                                     700             19,250
 * Kforce, Inc.                                                           1,100             10,076
*# KFX, Inc.                                                              1,600             14,160
   Kimball International, Inc. Class B                                      500              6,920
   Kimberly Clark Corp.                                                  18,200          1,199,380
   Kinder Morgan, Inc.                                                    5,700            342,000
 * Kindred Healthcare, Inc.                                               2,000             49,680
 * King Pharmaceuticals, Inc.                                            15,200            203,072
 * Kirby Corp.                                                            1,200             42,480
 * KLA-Tencor Corp.                                                       7,200            346,896
*# Kmart Holding Corp.                                                    4,500            236,025
   Knight Ridder, Inc.                                                    3,300            250,734
 * Knight Trading Group, Inc.                                             1,800             20,628
 * Knight Transportation, Inc.                                            1,150             28,037
 * Kohls Corp.                                                           13,500            642,060
 * Komag Inc.                                                             1,000             14,500
 * Kopin Corp.                                                            2,000             10,840
 * Korn/Ferry International                                               1,500             20,835
 * Kos Pharmaceuticals, Inc.                                              1,300             43,251
 * Kosan Biosciences, Inc.                                                1,000             10,860
   Kraft Foods, Inc.                                                     20,800            621,088
*# Krispy Kreme Doughnuts, Inc.                                           2,100             45,087
*# Kroger Co.                                                            36,900            615,861
 * Kroll, Inc.                                                            2,100             76,734
   Kronos Worldwide, Inc.                                                 1,653             51,243
 * Kronos, Inc.                                                           1,250             51,850
 * Kulicke & Soffa Industries, Inc.                                       1,500             17,205
 * Kyphon, Inc.                                                           1,000             24,490
   L-3 Communications Holdings, Inc.                                      4,400            280,456
 * La Jolla Pharmceutical Co.                                               828   $          2,236
 # La-Z-Boy, Inc.                                                         1,600             29,520
 * LabOne, Inc.                                                             700             21,777
 * Labor Ready, Inc.                                                      1,200             14,604
 * Laboratory Corp. of America
     Holdings, Inc.                                                       8,600            355,696
   Laclede Group, Inc.                                                      300              8,172
   Ladish Co., Inc.                                                         700              6,090
   LaFarge North America, Inc.                                            2,100             92,526
*# Lam Research Corp.                                                     5,900            148,267
 * Lamar Advertising Co.                                                  4,500            183,915
 * Lamson & Sessions Co.                                                  1,500             11,325
   Lancaster Colony Corp.                                                 1,500             60,045
   Lance, Inc.                                                              700             10,675
 * Lancer Corp.                                                             100                640
   Landamerica Financial Group, Inc.                                      1,100             43,879
 * Landec Corp.                                                             900              6,381
   Landry's Restaurants, Inc.                                             1,100             33,000
*# Landstar Systems, Inc.                                                 1,300             63,206
 * Lannet Co., Inc.                                                         750             12,713
 * Laserscope                                                               500             14,335
 * Lattice Semiconductor Corp.                                            3,400             26,554
 * Laureate Education, Inc.                                               1,900             69,768
 * Lawson Software, Inc.                                                  2,802             20,090
 * LCA-Vision, Inc.                                                         500             12,000
 * LCC International, Inc. Class A                                          500              2,070
   Lear Corp.                                                             4,500            266,535
 * Learning Tree International, Inc.                                        600              8,610
 * Leather Factory, Inc.                                                    100                470
 * Lecroy Corp.                                                             500              9,215
   Lee Enterprises, Inc.                                                  1,500             71,820
   Legg Mason, Inc.                                                       1,500            131,565
   Leggett and Platt, Inc.                                                6,500            164,320
   Lehman Brothers Holdings, Inc.                                        12,195            922,552
   Lennar Corp. A Shares                                                  7,600            348,840
   Lennar Corp. B Shares                                                    560             23,979
   Lennox International, Inc.                                             1,600             26,368
*# Level 3 Communications, Inc.                                          21,600             84,240
 * Lexar Media, Inc.                                                      2,500             23,650
 * Lexicon Genetics, Inc.                                                 1,900             13,319
 * Lexmark International Group, Inc.                                      5,000            471,600
   Libbey, Inc.                                                             600             15,306
   Liberty Corp.                                                            500             23,275
 * Liberty Media Corp.                                                  168,825          1,853,699
 * Liberty Media Corp.                                                    1,900             22,800
 * Lifecell Corp.                                                         1,000             10,220
 * Lifecore Biomedical, Inc.                                                500              3,500
*# Ligand Pharmaceuticals, Inc.
     Class B                                                              2,400             49,056
 * Lightbridge, Inc.                                                      1,000              5,270
   Lilly (Eli) & Co.                                                     41,200          3,035,204
   Limited Brands, Inc.                                                  17,460            336,978
 * Lin TV Corp.                                                           1,400             31,780
 * Lincare Holdings, Inc.                                                 4,200            141,162
   Lincoln Electric Holdings                                              1,500             46,500
   Lincoln National Corp.                                                 5,000            237,450
   Lindsay Manufacturer Co.                                               1,000             22,900
   Linear Technology Corp.                                               12,600            499,716
 * Linens 'n Things, Inc.                                                 1,800             54,666
*# Lipid Sciences, Inc.                                                     600              2,550
   Lithia Motors, Inc. Class A                                              500             11,960

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Littlefuse, Inc.                                                       1,300   $         51,428
   Liz Claiborne, Inc.                                                    5,900            202,370
 # LNR Property Corp.                                                       900             45,225
   Lockheed Martin Corp.                                                 16,100            797,594
 * Lodgenet Entertainment Corp.                                             500              9,885
   Loews Corp.                                                            7,400            426,462
 * Lojack Corp.                                                             500              4,000
   Lone Star Steakhouse & Saloon, Inc.                                      500             12,700
 * Lone Star Technologies, Inc.                                           1,200             24,144
   Longview Fibre Co.                                                     2,700             34,452
 * LookSmart, Ltd.                                                        1,400              3,276
 # Louisiana-Pacific Corp.                                                5,800            133,980
   Lowe's Companies, Inc.                                                39,000          2,089,230
   LSI Industries, Inc.                                                     625              7,188
 * LSI Logic Corp.                                                       17,000            139,400
 * LTX Corp.                                                              1,700             18,105
   Lubrizol Corp.                                                         1,500             49,665
*# Lucent Technologies, Inc.                                            155,700            555,849
 * Luminex Corp.                                                          1,000              9,970
 * Lydall, Inc.                                                             500              4,415
   Lyondell Chemical Co.                                                  2,700             44,604
 * M & F Worldwide Corp.                                                    200              2,600
   M & T Bank Corp.                                                       5,700            516,249
   M/I Schottenstein Homes, Inc.                                          1,300             55,211
   MacDermid, Inc.                                                        1,600             49,856
 * Macromedia, Inc.                                                       2,800             72,800
 * Macrovision Corp.                                                      1,600             37,264
 * Madden (Steven), Ltd.                                                    600             11,586
   MAF Bancorp, Inc.                                                      1,000             44,050
 * Magma Design Automation, Inc.                                            900             17,190
 * Magna Entertainment Corp.                                                300              1,566
 * Magnetek, Inc.                                                           700              5,467
 * Magnum Hunter Resources, Inc.                                          3,100             31,217
   Main Street Banks, Inc.                                                  500             13,230
 * MAIR Holdings, Inc.                                                      300              2,400
 * Management Network Group, Inc.                                           100                235
   Mandalay Resort Group                                                  2,500            137,125
 * Manhattan Associates, Inc.                                             1,100             31,350
   Manitowoc Co., Inc.                                                    1,200             38,100
   Manor Care, Inc.                                                       4,000            125,320
 # Manpower, Inc.                                                         4,087            195,154
 * Manugistic Group, Inc.                                                 2,000              8,900
   Manulife Financial Corp.                                              18,253            708,581
 * Mapics, Inc.                                                           1,000              9,950
 * Mapinfo Corp.                                                            200              2,000
   Marathon Oil Corp.                                                    12,000            400,080
   Marcantile Bankshares Corp.                                            3,000            140,070
 * MarineMax, Inc.                                                          500             13,325
 * Markel Corp.                                                             400            115,000
 * MarketWatch.com, Inc.                                                  1,000             11,380
   MarkWest Hydrocarbon, Inc.                                               110              1,177
 # Marriott International, Inc. Class A                                  13,900            685,687
   Marsh & McLennan Co., Inc.                                            18,100            798,572
   Marshall & Isley Corp.                                                 9,000            370,350
*# Martek Biosciences Corp.                                               1,100             70,367
*# Martha Stewart Living
     Omnimedia, Ltd.                                                        800              7,320
   Martin Marietta Materials, Inc.                                        1,500             64,245
 * Marvel Enterprises, Inc.                                               4,100             83,230
   Masco Corp.                                                           15,000            434,250
   Massey Energy Co.                                                      3,000             73,860
 * Mastec, Inc.                                                           2,100   $          8,967
 * Material Sciences Corp.                                                  800              8,280
 * Matria Healthcare, Inc.                                                  300              6,555
 * Matrix Service Co.                                                     1,000             10,680
 * MatrixOne, Inc.                                                        1,600             10,928
*# Matrixx Initiatives, Inc.                                                500              4,305
   Mattel, Inc.                                                          28,600            499,928
   Matthews International Corp.
     Class A                                                              1,600             50,560
 * Mattson Technology, Inc.                                               1,900             20,254
 * Maui Land & Pineapple Company,
     Inc.                                                                   100              3,277
 * Maverick Tube Corp.                                                    2,100             48,300
   Maxim Integrated Products, Inc.                                       13,900            706,537
*# Maxim Pharmaceuticals, Inc.                                              900              8,019
 * Maximus, Inc.                                                          1,000             35,940
*# Maxtor Corp.                                                          10,200             70,074
 * Maxwell Shoe Company, Inc.                                               600             13,398
 * Maxwell Technologies, Inc.                                               500              7,945
 * Maxygen, Inc.                                                          1,300             13,052
 # May Department Stores Co.                                              8,800            252,208
   Maytag Corp.                                                           2,300             59,984
   MB Financial, Inc.                                                     1,050             35,375
   MBIA, Inc.                                                             7,100            393,269
   MBNA Corp.                                                            49,350          1,253,490
   MBT Financial Corp.                                                      100              1,750
   McClatchey Newspapers, Inc.
     Class A                                                              1,100             77,022
 # McCormick & Co., Inc.                                                  4,800            170,160
 * McDATA Corp.                                                           2,500             11,875
   McDonalds Corp.                                                       48,100          1,269,840
   MCG Capital Corp.                                                        500              7,745
   McGrath Rent Corp.                                                       500             15,575
   McGraw-Hill Companies, Inc.                                            7,600            592,192
   McKesson Corp.                                                        14,800            509,120
*# McMoran Exploration Co.                                                  600              8,592
   MDC Holdings, Inc.                                                     1,518             97,653
   MDU Resources Group, Inc.                                              3,500             82,075
   MeadWestavco Corp.                                                     4,500            124,290
*# Medarex, Inc.                                                          2,900             24,273
 * MedCath Corp.                                                            500             10,100
 * Medco Health Solutions, Inc.                                          12,031            421,446
   Media General, Inc. Class A                                              900             61,938
 * Mediacom Communications Corp.                                          2,700             21,870
 * Medical Action Industries, Inc.                                          500              8,805
 * Medical Staffing Network Holdings,
     Inc.                                                                 1,400              9,226
   Medicis Pharmaceutical Corp.
     Class A                                                              2,600            110,032
 * Medimmune, Inc.                                                        9,673            232,829
 * Medquist, Inc.                                                         1,600             19,728
 * MedSource Technologies, Inc.                                             200              1,392
   Medtronic, Inc.                                                       65,400          3,132,660
   Mellon Financial Corp.                                                14,900            438,656
 * MEMC Electronic Materials, Inc.                                        7,300             67,014
 * Mens Warehouse, Inc.                                                   1,800             46,962
 # Mentor Corp.                                                           1,400             44,870
 * Mentor Graphics Corp.                                                  2,300             36,777
   Merck & Co., Inc.                                                     66,200          3,131,260
 * Mercury Computer Systems, Inc.                                         1,000             22,430
   Mercury General Corp.                                                  2,000            100,480

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Mercury Interactive Corp.                                              3,600   $        172,584
   Meredith Corp.                                                         2,200            115,412
 * Merge Technologies, Inc.                                                 500              8,245
 * Meridian Resource Corp.                                                2,100             15,498
 * Merit Medical Systems, Inc.                                            1,111             16,121
 * Meritage Corp.                                                           500             34,095
 * Merix Corp.                                                              500              5,350
   Merrill Lynch & Co., Inc.                                             23,800          1,351,840
 * Mesa Air Group, Inc.                                                     800              6,136
 * Mestek, Inc.                                                             100              1,576
   MetLife, Inc.                                                         48,200          1,713,510
 * Metris Companies, Inc.                                                 2,700             20,385
 * Metro-Goldwyn-Mayer, Inc.                                             13,000            154,570
 * Metrologic Instruments, Inc.                                             500              7,410
   MGE Energy, Inc.                                                         500             15,170
 * MGI Pharma, Inc.                                                       1,600            102,896
   MGIC Investment Corp.                                                  7,000            511,000
 * MGM Grand, Inc.                                                        9,200            408,572
   Michaels Stores, Inc.                                                  2,600            135,850
*# Micrel, Inc.                                                           2,800             41,356
 * Micro Linear Corp.                                                       100                603
   Microchip Technology, Inc.                                             8,050            255,266
 * MicroFinancial, Inc.                                                     400              1,160
 * Micromuse, Inc.                                                        2,400             14,208
*# Micron Technology, Inc.                                               34,300            515,529
 * Micros Systems, Inc.                                                     600             26,058
 * Microsemi Corp.                                                        2,000             24,480
   Microsoft Corp.                                                      443,700         11,691,495
 * Microtek Medical Holdings, Inc.                                        1,300              5,864
 * Midas, Inc.                                                              500              9,575
   Middleby Corp.                                                           600             36,702
   Midland Co.                                                              200              5,224
   Mid-State Bancshares                                                     500             11,220
*# Midway Games, Inc.                                                     1,300             14,092
   Midwest Banc Holdings, Inc.                                              700             16,023
*# Midwest Express Holdings, Inc.                                           500              1,975
 * Mikohn Gaming Corp.                                                      100                491
   Millennium Chemicals, Inc.                                             3,600             61,128
*# Millennium Pharmaceuticals, Inc.                                      13,800            205,758
 * Miller Industries, Inc.                                                  100                911
 * Millipore Corp.                                                        1,900            104,481
 * MIM Corp.                                                                500              3,920
 * Mindspeed Technologies, Inc.                                           2,900             14,993
   Mine Safety Appliances Co.                                             1,000             29,870
   Minerals Technologies, Inc.                                            1,300             74,750
 * MIPS Technologies, Inc.                                                1,300              9,022
 * MKS Instruments, Inc.                                                  2,100             49,056
 * Mobile Mini, Inc.                                                        700             14,924
 * Mobility Electronics, Inc.                                             1,000              8,280
   Modine Manufacturing Co.                                                 500             15,075
 * Modtech Holdings, Inc.                                                   300              2,100
*# Mohawk Industries, Inc.                                                4,154            308,393
 * Moldflow Corp.                                                           500              5,580
 * Molecular Devices Corp.                                                  700             11,935
   Molex, Inc.                                                            5,000            146,800
   Monaco Coach Corp.                                                     1,400             35,056
 * Mondavi (Robert) Corp. Class A                                           400             13,928
 * Monolithic System Technology, Inc.                                       700              4,886
   Monsanto Co.                                                           9,635            332,408
 * Monster Worldwide, Inc.                                                3,400             86,054
 * Monterey Pasta Co.                                                       500              1,800
*# Mony Group, Inc.                                                         800   $         24,992
 * Moog, Inc. Class A                                                       150              4,665
   Morgan Stanley Dean Witter & Co.                                      15,500            829,405
   Motorola, Inc.                                                        95,200          1,882,104
   Movado Group, Inc.                                                     1,100             33,770
   Movie Gallery, Inc.                                                    1,350             25,097
 * MPS Group, Inc.                                                        4,100             45,428
 * MRO Software, Inc.                                                     1,100             15,719
 * MRV Communications, Inc.                                               3,500              9,310
   MSC Industrial Direct Co., Inc.
     Class A                                                              1,500             43,350
 * MSC Software Corp.                                                       900              8,046
 * MTR Gaming Group, Inc.                                                 1,100             10,241
   MTS Systems Corp.                                                      1,000             22,240
   Mueller Industries, Inc.                                               1,600             52,320
*# Multimedia Games, Inc.                                                 1,600             36,112
   Murphy Oil Corp.                                                       3,700            241,462
   Myers Industries, Inc.                                                   625              8,444
 * Mykrolis Corp.                                                         1,306             21,157
   Mylan Laboratories, Inc.                                              13,125            292,819
 * Myriad Genetics, Inc.                                                  1,200             19,908
 * Nabi Biopharmaceuticals                                                2,300             38,640
   Nacco Industries, Inc. Class A                                           300             26,622
*# Nanogen, Inc.                                                          1,000              6,810
 * Nanometrics, Inc.                                                        500              6,395
*# Nanophase Technologies Corp.                                             500              3,595
   Nara Bancorp, Inc.                                                       400             12,312
 * Nassda Corp.                                                             500              2,635
 * NATCO Group, Inc. Class A                                                200              1,528
   National Beverage Corp.                                                  400              3,788
   National City Corp.                                                   19,016            674,878
   National Commerce Financial Corp.                                      6,900            224,526
   National Fuel Gas Co.                                                  1,500             37,725
   National Healthcare Corp.                                                100              2,630
   National Instruments Corp.                                             3,350            107,971
 * National Medical Health Card
     Systems, Inc.                                                          500             18,005
 * National Oilwell, Inc.                                                 5,600            155,008
   National Penn Bancshares, Inc.                                           700             20,069
 * National Processing, Inc.                                              2,200             63,272
 * National RV Holdings, Inc.                                               300              3,570
*# National Semiconductor Corp.                                          13,800            299,046
 * National Western Life Insurance Co.
     Class A                                                                100             14,615
   Nationwide Financial Services, Inc.                                    2,000             73,100
   Nature's Sunshine Products, Inc.                                         100              1,490
   Nautilus Group, Inc.                                                     900             13,563
*# Navarre Corp.                                                          1,000             12,300
 * Navigant Consulting, Inc.                                              1,500             30,675
 * Navigant International, Inc.                                             500              8,690
 * Navigators Group, Inc.                                                   400             11,560
*# Navistar International Corp.                                           2,600             98,670
   NBT Bancorp                                                            1,000             21,730
 * NBTY, Inc.                                                             3,200            118,112
 * NCI Building Systems, Inc.                                               800             23,256
 * NCO Group, Inc.                                                        1,200             29,748
 * NCR Corp.                                                              4,100            197,784
 # NDChealth Corp.                                                        1,300             29,029
 * NeighborCare, Inc.                                                     1,900             57,000
   Neiman Marcus Group, Inc.                                              1,300             67,080
 * Nektar Therapeutics                                                    3,100             66,619

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nelson (Thomas), Inc.                                                    500   $         11,710
 * Neoforma, Inc.                                                           700              7,959
 * NeoMagic Corp.                                                           500              2,050
 * Neopharm, Inc.                                                           701              7,711
 * Neose Technologies, Inc.                                                 500              4,185
 * Net2Phone, Inc.                                                        1,300              5,558
 * Netegrity, Inc.                                                        1,100             10,362
*# Netflix, Inc.                                                          1,600             52,832
 * NetIQ Corp.                                                            1,200             15,900
 * Netopia, Inc.                                                            500              2,900
 * NetRatings, Inc.                                                       1,000             13,990
 * Netscout System, Inc.                                                  1,000              6,890
 * Network Appliance Corp.                                               12,800            253,440
 * Network Associates, Inc.                                               6,600            109,890
 * Network Engines, Inc.                                                    500              1,590
 * Network Equipment Technologies,
     Inc.                                                                 1,000              7,360
 * Neurocrine Biosciences, Inc.                                           1,500             85,935
 * Neurogen Corp.                                                         1,000              9,410
 * Nevada Gold & Casinos, Inc.                                              500              7,350
 # New Century Financial Corp.                                            1,700             74,137
   New England Business Services,
     Inc.                                                                   500             21,935
   New Jersey Resources Corp.                                             1,000             39,270
   New York Community Bancorp Inc.                                        8,377            196,189
   New York Times Class A                                                 6,100            284,443
   Newell Rubbermaid, Inc.                                                7,700            181,489
 * Newfield Exploration Co.                                               3,600            179,100
   Newmont Mining Corp.                                                  23,000            913,330
 * Newpark Resources, Inc.                                                3,600             20,340
 * Newport Corp.                                                          1,400             20,342
 * Nextel Communications Corp.
     Class A                                                             39,100            904,383
*# Nextel Partners, Inc.                                                  4,200             68,502
 * NIC, Inc.                                                              1,700              9,384
 # Nicor, Inc.                                                            1,000             33,280
 * Nii Holdings, Inc.                                                     3,000            108,510
   Nike, Inc. Class B                                                     6,500            462,475
   NiSource, Inc.                                                         5,400            109,404
   NL Industries, Inc.                                                      500              6,250
 * NMS Communications Corp.                                               1,200             10,320
   Noble Energy, Inc.                                                     3,600            163,224
   Noble International, Ltd.                                                500             14,425
   Nordson Corp.                                                          1,500             56,745
 # Nordstrom, Inc.                                                        5,100            206,805
   Norfolk Southern Corp.                                                13,100            317,413
 * Norstan, Inc.                                                            200                644
 * North American Scientific, Inc.                                          600              5,370
   North Fork Bancorporation, Inc.                                        4,700            180,950
   North Pittsburgh Systems, Inc.                                           100              1,930
   Northeast Utilities, Inc.                                              2,100             40,110
   Northern Trust Corp.                                                   8,400            360,780
*# Northfield Laboratories, Inc.                                            500              6,575
   Northrop Grumman Corp.                                                 6,764            697,571
*# Northwest Airlines Corp.                                                 400              4,044
   Northwest Bancorp, Inc.                                                1,300             28,912
 * Novavax, Inc.                                                            500              2,350
 * Novell, Inc.                                                          16,000            145,760
 * Novellus Systems, Inc.                                                 8,463            281,733
 * Noven Pharmaceuticals, Inc.                                            1,000             19,180
 * Novoste Corp.                                                            400              1,200
 * NPS Pharmaceuticals, Inc.                                              1,200   $         26,052
 * NS Group, Inc.                                                         1,200             15,960
   NSTAR                                                                  1,400             66,192
 * NTN Communications, Inc.                                                 700              2,100
 * Nu Horizons Electronics Corp.                                            100                813
   Nucor Corp.                                                            3,100            204,135
   NUI Corp.                                                                500              6,795
 # NuSkin Enterprises, Inc.                                               2,400             53,760
 * Nutraceutical International Corp.                                        500             12,255
   Nuveen Investments                                                     1,000             26,240
 * Nuvelo, Inc.                                                             366              3,184
*# Nvidia Corp.                                                           6,000            141,480
*# NVR, Inc.                                                                300            137,325
 * NYFIX, Inc.                                                            1,000              5,040
 * O'Charleys, Inc.                                                         700             12,747
 * O'Reilly Automotive, Inc.                                              2,400            107,832
   Oakley, Inc.                                                           2,600             34,892
   Occidental Petroleum Corp.                                            13,900            614,380
 * Oceaneering International, Inc.                                        1,300             41,093
   OceanFirst Financial Corp.                                               500             11,150
 * Ocular Sciences, Inc.                                                  1,200             40,092
 * Ocwen Financial Corp.                                                  3,155             39,248
 * Odyssey Healthcare, Inc.                                                 950             16,103
 # Odyssey Re Holdings Corp.                                              4,000            101,000
 * Office Depot, Inc.                                                    15,600            254,904
 * Offshore Logistics, Inc.                                               1,400             32,158
   OGE Energy Corp. (Holding Co.)                                         1,800             44,100
 * Ohio Casualty Corp.                                                    3,000             56,250
 * Oil States International, Inc.                                         2,600             36,920
 * Old Dominion Freight Lines, Inc.                                       1,500             41,655
   Old National Bancorp                                                   2,000             49,060
   Old Republic International Corp.                                       5,750            130,870
   Olin Corp.                                                             1,500             24,675
 * Olympic Steel, Inc.                                                      100              1,420
 * OM Group, Inc.                                                         1,500             40,035
 * Omega Protein Corp.                                                      700              7,560
 * OMNI Energy Services Corp.                                               500              2,500
   Omnicare, Inc.                                                         6,500            279,500
 * Omnicell, Inc.                                                           700              9,345
   Omnicom Group, Inc.                                                    7,300            583,051
 * OmniVision Technologies, Inc.                                          2,800             65,576
 * On Assignment, Inc.                                                      200              1,174
*# ON Semiconductor Corp.                                                 7,300             42,267
   Oneok, Inc.                                                            2,000             42,740
 * Onyx Pharmacueticals, Inc.                                             1,400             65,758
 * OPENT Technologies, Inc.                                               1,000             13,930
 * Openwave Systems Inc.                                                  1,733             19,358
 * Opsware, Inc.                                                          1,800             14,526
 * Optical Communication Products,
     Inc.                                                                 1,400              3,164
   Option Care, Inc.                                                      1,000             13,470
 * Oracle Systems Corp.                                                 189,450          2,144,574
 * OraSure Technologies, Inc.                                             1,200              8,868
 * Orbital Sciences Corp.                                                 1,800             22,590
 * Oregon Steel Mills, Inc.                                                 600              6,762
 * Orleans Homebuilders, Inc.                                               500              9,150
*# Orthodontic Centers of America,
     Inc.                                                                 1,000              8,550
 * Orthologic Corp.                                                       1,100              8,833
*# Oscient Pharmaceutical Corp.                                           2,300             10,787
   Oshkosh B'Gosh, Inc. Class A                                             500             11,285

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Oshkosh Truck Corp. Class B                                            2,200   $        113,850
 * OSI Pharmaceutical, Inc.                                               1,700            139,332
 * OSI Systems, Inc.                                                        500             11,165
 * Osteotech, Inc.                                                          600              3,744
   Otter Tail Co.                                                           100              2,556
   Outback Steakhouse, Inc.                                               2,800            118,860
   Overseas Shipholding Group, Inc.                                       1,100             41,954
*# Overstock Com                                                            500             17,995
   Owens & Minor, Inc.                                                    1,000             24,200
 * Owens-Illinois, Inc.                                                   9,500            140,885
   Oxford Health Plans, Inc.                                              3,700            210,049
   Oxford Industries, Inc.                                                  900             33,165
 * P.F. Chang's China Bistro, Inc.                                        1,000             45,260
   Paccar, Inc.                                                           7,650            426,870
   Pacific Capital Bancorp                                                1,000             36,850
 * Pacific Sunwear of California, Inc.                                    2,800             60,900
 * Pacificare Health Systems, Inc.                                        5,400            199,422
   Packaging Corp. of America                                             6,300            148,050
   Packaging Dynamics Corp.                                                 140              1,869
 * Packeteer, Inc.                                                        1,100             15,719
 * Pain Therapeutics, Inc.                                                  900              7,038
   Pall Corp.                                                             4,500            108,810
 * Palm Harbor Homes, Inc.                                                1,000             18,940
*# Palmone Inc.                                                           1,400             29,722
 * Palmsource Inc.                                                          309              6,257
 * PAM Transportation Services, Inc.                                        600             11,100
 * PanAmSat Corp.                                                         8,100            188,163
*# Panera Bread Co.                                                       1,000             34,720
 * Pantry, Inc.                                                             400              7,260
*# Papa John's International, Inc.                                          600             17,454
 * Paradyne Networks Corp.                                                  500              2,365
 * Parallel Petroleum Corp.                                               1,200              4,739
 * Parametric Technology Corp.                                            8,100             39,285
 * Parexel International Corp.                                            1,100             21,769
   Park Electrochemical Corp.                                               500             12,480
 * Parker Drilling Co.                                                    3,900             12,519
   Parker-Hannifin Corp.                                                  4,900            272,244
 * Parkervision, Inc.                                                       500              2,770
 * Park-Ohio Holdings Corp.                                                 100              1,210
 * Parlux Fragrances, Inc.                                                  100                914
 * Party City Corp.                                                         700             10,283
 * Pathmark Stores, Inc.                                                    800              5,400
   Patina Oil & Gas Corp.                                                 3,500             92,540
 * Patterson Dental Co.                                                   2,700            204,984
   Patterson-UTI Energy, Inc.                                             4,100            125,706
 * Paxar Corp.                                                            1,400             25,802
 * Paxson Communications Corp.                                              500              1,405
   Paychex, Inc.                                                         13,700            513,887
 * Payless ShoeSource, Inc.                                               1,400             22,960
 * PC Connection, Inc.                                                    1,200              9,204
 * PC Mall, Inc.                                                            200              3,298
 * PC-Tel, Inc.                                                             500              5,470
 * PDF Solutions, Inc.                                                      800              7,192
 * PDI, Inc.                                                                500             14,400
   Peabody Energy Corp.                                                   2,300            114,402
 * PEC Solutions, Inc.                                                    1,100             11,440
 * Pediatrix Medical Group, Inc.                                          1,300             85,930
 * Peet's Coffee & Tea, Inc.                                                500             11,390
*# Pegasus Communications Corp.                                             500              8,110
 * Pegasus Solutions, Inc.                                                1,200             13,800
 * Pegasystems, Inc.                                                      1,100              9,361
 * Pemstar, Inc.                                                            300   $            789
 * Penn National Gaming, Inc.                                             1,300             38,974
 * Penn Treaty American Corp.                                               500              1,065
   Penn Virginia Corp.                                                      500             31,150
   Penn-America Group, Inc.                                                 500              6,600
   Penney (J.C.) Co., Inc.                                                9,800            350,644
   Pentair, Inc.                                                          1,800            110,304
 * Penwest Pharmaceuticals Co.                                              500              5,510
   Peoples Bank CT                                                        2,750             87,945
 # Peoples Energy Corp.                                                   1,000             41,420
 * Peoplesoft, Inc.                                                       7,864            140,608
 # Pep Boys - Manny, Moe & Jack                                           2,600             63,674
   Pepco Holdings, Inc.                                                   2,800             51,520
   PepsiAmericas, Inc.                                                   10,100            214,524
   Pepsico, Inc.                                                         70,800          3,778,596
*# Performance Food Group Co.                                             2,400             78,816
 * Performance Technologies, Inc.                                           500              5,420
 * Pericom Semiconductor Corp.                                              900              9,639
 * Perini Corp.                                                             500              5,450
   PerkinElmer, Inc.                                                      4,500             87,795
 * Perot Systems Corp.                                                    4,000             54,440
   Perrigo Co.                                                            2,700             55,242
 * Perry Ellis International, Inc.                                          600             14,388
 * Per-Se Technologies, Inc.                                              1,000             13,000
 * Petco Animal Supplies, Inc.                                            2,300             72,726
 * PetMed Express, Inc.                                                     200              1,700
 * Petrocorp, Inc. Escrow Shares                                            100                  6
 * Petroleum Development Corp.                                            1,100             27,027
   PetSmart, Inc.                                                         5,800            180,322
   PFF Bancorp, Inc.                                                        840             33,449
   Pfizer, Inc.                                                         278,880          9,855,619
 * PG&E Corp. (Holding Co.)                                              29,900            852,150
 * Pharmaceutical Products
     Development Service Co.                                              2,200             66,616
 * Pharmaceutical Resources, Inc.                                         1,200             50,580
 * Pharmacopia Drug Discovery, Inc.                                         400              2,784
 * Pharmacyclics, Inc.                                                      500              5,985
 * Phelps Dodge Corp.                                                     6,100            414,190
 * Philadelphia Consolidated Holding
     Corp.                                                                1,400             79,352
   Phillips-Van Heusen Corp.                                              1,100             20,823
 * Phoenix Technologies, Ltd.                                               500              3,300
 * Photon Dynamics, Inc.                                                    600             19,362
 * Photronics, Inc.                                                       1,400             24,752
 * Pico Holdings, Inc.                                                      100              1,825
   Piedmont Natural Gas Co.                                               1,000             41,010
   Pier 1 Imports, Inc.                                                   2,600             49,010
   Pilgrims Pride Corp. Class B                                           3,000             80,640
 * Pinnacle Systems, Inc.                                                 2,100             15,267
   Pinnacle West Capital Corp.                                            2,000             80,580
 # Pioneer Natural Resources Co.                                          7,500            232,125
 * Piper Jaffray Companies, Inc.                                            404             19,554
 # Pitney Bowes, Inc.                                                     7,000            310,310
 * Pixar, Inc.                                                            1,982            134,479
 * Pixelworks, Inc.                                                       1,000             18,080
 * Plains Exploration & Production Co.                                    3,274             58,277
 * Plains Resources, Inc.                                                   600             10,284
 * Planar Systems, Inc.                                                     700              8,855
 * Plantronics, Inc.                                                      1,600             63,600
 * Plato Learning, Inc.                                                     600              6,324
 * Playboy Enterprises, Inc. Class B                                        800              9,664

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Playtex Products, Inc.                                                 2,100   $         15,015
 * Plexus Corp.                                                           1,700             24,973
 * Plug Power, Inc.                                                       2,700             20,552
 * PLX Technology, Inc.                                                     700             10,437
 * PMC Sierra, Inc.                                                       5,900             83,190
   PMI Group, Inc.                                                        6,300            271,971
   PNC Financial Services Group, Inc.                                     9,500            524,495
 # PNM Resources, Inc.                                                      500             15,025
   Pogo Producing Co.                                                     4,200            191,016
   Polaris Industries, Inc.                                               2,000             86,800
   Polo Ralph Lauren Corp.                                                2,700             89,640
 * Polycom, Inc.                                                          4,000             81,960
   PolyMedica Corp.                                                       1,400             40,474
   Pomeroy IT Solutions, Inc.                                               100              1,272
   Pope & Talbot, Inc.                                                      500              8,365
 * Portal Software, Inc.                                                  1,200              5,520
 * Possis Medical, Inc.                                                     600             17,112
   Potlatch Corp.                                                         1,000             37,750
 * Powell Industries, Inc.                                                  600             10,254
 * Power Intergrations, Inc.                                              1,000             27,540
 * Power-One, Inc.                                                        2,800             28,224
*# Powerwave Technologies, Inc.                                           2,100             16,821
 * Pozen, Inc.                                                            1,000              9,920
   PPG Industries, Inc.                                                   6,400            382,720
   PPL Corp.                                                              3,200            138,080
 * PRAECIS Pharmaceuticals, Inc.                                          2,300              9,591
   Praxair, Inc.                                                         14,500            536,355
   Precision Castparts Corp.                                              3,954            185,403
 * Premcor, Inc.                                                          4,600            168,498
*# Pre-Paid Legal Services, Inc.                                            700             16,492
   Presidential Life Corp.                                                  700             11,844
 * Presstek, Inc.                                                         1,300             13,403
 * PRG-Schultz International, Inc.                                          800              3,608
 * Price Communications Corp.                                             2,205             31,862
 * Pride International, Inc.                                              8,400            132,048
 * Prima Energy Corp.                                                       700             26,670
 * Prime Hospitality Corp.                                                1,900             18,829
 * Prime Medical Services, Inc.                                             100                585
 * PRIMEDIA, Inc.                                                         5,700             16,986
 * Primus Telecommunications Group,
     Inc.                                                                   600              3,636
   Principal Financial Group, Inc.                                       17,000            594,150
 * Priority Healthcare Corp.                                              1,100             22,220
 * Proassurance Corp.                                                     1,900             62,833
   Procter & Gamble Co.                                                  48,300          5,207,706
 * Progenics Pharmaceuticals, Inc.                                          500              8,775
 # Progress Energy, Inc.                                                  7,100            302,531
 * Progress Software Corp.                                                1,100             20,581
   Progressive Corp.                                                     14,700          1,260,819
 * ProQuest Co.                                                           1,000             26,080
   Prosperity Bancshares, Inc.                                              500             11,705
 * Protection One, Inc.                                                   2,300                449
   Protective Life Corp.                                                  2,100             77,658
 * Protein Design Labs, Inc.                                              5,000             97,550
   Provident Bankshares Corp.                                               500             14,425
   Provident Financial Group, Inc.                                        1,000             40,040
 * Providian Financial Corp.                                             19,600            266,560
 * Province Healthcare Co.                                                2,100             33,642
   Prudential Financial, Inc.                                            29,600          1,311,280
 * PSS World Medical, Inc.                                                2,300             23,115
 * Psychiatric Solutions, Inc.                                              500             12,390
 * PTEK Holdings, Inc.                                                    1,900   $         19,931
   Public Service Enterprise Group,
     Inc.                                                                 6,500            274,040
   Puget Energy, Inc.                                                     2,000             42,960
   Pulitzer, Inc.                                                           300             14,115
   Pulte Homes Inc.                                                       7,800            411,450
 * PW Eagle, Inc.                                                           100                343
*# Q Logic Corp.                                                          3,600            110,520
 * Qad, Inc.                                                                900              9,513
   Quaker Fabric Corp.                                                      400              3,188
   Qualcomm, Inc.                                                        34,300          2,300,501
 * Quality Systems, Inc.                                                    600             28,038
   Quanex Corp.                                                             500             22,275
 * Quanta Services, Inc.                                                  4,765             25,255
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                        600              3,006
   Quest Diagnostics, Inc.                                                5,500            473,825
 * Quest Software, Inc.                                                   3,400             45,254
   Questar Corp.                                                          3,200            117,280
 * Quidel Corp.                                                           1,100              6,149
 * Quigley Corp.                                                            500              3,970
 * Quiksilver, Inc.                                                       2,400             55,608
 * Quinton Cardiology Systems, Inc.                                         500              5,245
 * Quovadx, Inc.                                                            500                535
*# Qwest Communications
     International, Inc.                                                 57,500            215,625
 * R H Donnelley Corp.                                                    1,100             47,410
   Radian Group, Inc.                                                     6,700            308,200
 * Radiant Systems, Inc.                                                    500              2,245
 * Radio One, Inc.                                                        1,200             20,736
 * Radiologix, Inc.                                                         400              1,584
   Radioshack Corp.                                                       6,700            203,613
 * RadiSys Corp.                                                            760             12,662
 * Railamerica, Inc.                                                      1,100             14,025
 * Ralcorp Holdings, Inc.                                                 1,500             50,025
 * Rambus, Inc.                                                           3,600             70,056
   Range Resources Corp.                                                  3,400             40,358
 * Rare Hospitality International, Inc.                                   2,100             53,718
   Raven Industries, Inc.                                                   324             10,300
   Raymond James Financial, Inc.                                          2,850             73,530
 * Rayovac Corp.                                                          1,100             29,810
 * Raytech Corp.                                                          1,000              2,050
   Raytheon Co.                                                          15,300            508,725
 * RC2 Corp.                                                              1,200             33,552
*# RCN Corp.                                                                300                 54
   Readers Digest's Association, Inc.                                     3,622             54,946
 * RealNetworks , Inc.                                                    6,000             36,060
   Rebublic Services, Inc.                                                5,900            170,215
 * Red Hat, Inc.                                                          6,100            166,713
   Reebok International, Ltd.                                             2,800            101,500
 * Regeneration Technologies, Inc.                                        1,000              9,180
 * Regeneron Pharmaceuticals, Inc.                                        1,400             15,722
 * Regent Communications, Inc.                                            1,600              9,440
   Regions Financial Corp.                                                5,900            224,318
   Regis Corp.                                                            2,200             95,898
 * Rehabcare Group, Inc.                                                  1,000             24,980
   Reinsurance Group of America, Inc.                                     2,800            111,300
   Reliance Steel & Aluminum Co.                                            600             21,954
 * Reliant Resources, Inc.                                               18,899            187,289
   Reliv International, Inc.                                                500              5,315
 * Remec, Inc.                                                            1,600             10,480

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Remington Oil & Gas Corp.                                              1,400   $         29,036
 # Renaissance Learning, Inc.                                             1,000             20,990
 * Renal Care Group, Inc.                                                 3,750            122,888
 * Rent-A-Center, Inc.                                                    3,750            110,813
 * Rent-Way, Inc.                                                         1,000              9,300
 * Repligen Corp.                                                         2,600              6,500
   Republic Bancorp, Inc.                                                 1,936             25,729
 * Res-Care, Inc.                                                           500              6,935
 * ResMed, Inc.                                                           1,200             60,960
   Resource America, Inc.                                                   500             10,900
 * Resources Connection, Inc.                                             1,000             42,620
 * Respironics, Inc.                                                      1,525             81,115
 * Restoration Hardware, Inc.                                             1,100              7,381
 * Retail Ventures Inc.                                                     100                723
 * Retek, Inc.                                                            1,500              9,780
 * Revlon, Inc.                                                           1,800              5,904
 * Rewards Network, Inc.                                                    600              5,916
 * Rex Stores Corp.                                                         500              6,150
   Reynolds & Reynolds Co.                                                2,500             75,000
 * RF Micro Devices, Inc.                                                 7,000             56,000
   Richardson Electronics, Ltd.                                             400              4,524
   Riggs National Corp.                                                     800             17,472
 * Rite Aid Corp.                                                        15,300             76,806
 * Riverstone Networks, Inc.                                              1,800              1,791
   RJ Reynolds Tobacco Holdings, Inc.                                     1,000             56,200
   RLI Corp.                                                              1,000             35,970
   Robbins & Myers, Inc.                                                    700             15,470
   Robert Half International, Inc.                                        6,000            167,880
   Rock-Tenn Co. Class A                                                    100              1,607
   Rockwell Collins, Inc.                                                 7,200            216,288
   Rockwell International Corp.                                           6,400            216,704
 * Rofin-Sinar Technologies, Inc.                                           500             13,086
 * Rogers Corp.                                                             900             55,305
   Rohm & Haas Co.                                                        8,000            308,320
   Rollins, Inc.                                                          1,400             34,146
   Roper Industries, Inc.                                                 1,500             79,425
   Ross Stores, Inc.                                                      5,800            151,902
 * Rowan Companies, Inc.                                                  5,500            120,890
   Royal Gold, Inc.                                                         800             11,144
   RPC, Inc.                                                                200              2,740
   RPM, Inc.                                                              2,500             36,775
 * RSA Security, Inc.                                                     2,300             42,182
 * RTI International Metals, Inc.                                         1,300             18,863
   Ruby Tuesday, Inc.                                                     2,700             76,545
   Ruddick Corp.                                                          1,500             30,840
 * Rudolph Technologies, Inc.                                             1,000             18,600
   Russ Berrie & Co., Inc.                                                  500             13,500
   Russell Corp.                                                            700             11,466
 * Ryan's Family Steak Houses, Inc.                                       1,550             26,087
   Ryder System, Inc.                                                     1,800             66,870
   Ryland Group, Inc.                                                     1,700            135,320
   S&T Bancorp, Inc.                                                      1,000             29,900
 * S1 Corp.                                                               2,600             24,414
   Sabre Holdings Corp.                                                   5,500            140,250
   Safeco Corp.                                                           4,300            180,385
 * Safeguard Scientifics, Inc.                                            4,000             10,200
 * SafeNet, Inc.                                                            687             16,007
*# Safeway, Inc.                                                         21,400            482,784
 * Saga Communications, Inc. Class A                                        825             15,469
 * Saint Jude Medical, Inc.                                               8,800            671,088
   Saint Paul Companies, Inc.                                            28,807          1,143,062
   Saks, Inc.                                                             7,300   $        109,573
 * Salem Communications Corp.                                             1,400             42,000
*# Salton, Inc.                                                             700              3,962
 * San Filippo (John B.) & Son, Inc.                                        500             12,460
   Sanderson Farms, Inc.                                                    750             34,500
 * Sandisk Corp.                                                          6,700            165,155
   Sandy Spring Bancorp, Inc.                                               300             10,500
 * Sangamo BioSciences, Inc.                                                500              3,135
 * Sanmina Corp.                                                         24,300            257,094
 * Sapient Corp.                                                          3,700             22,200
   Sara Lee Corp.                                                        24,900            570,210
 * Savient Pharmaceuticals, Inc.                                          2,700              6,534
 * SBA Communications Corp.                                               1,900              7,334
   SBC Communications, Inc.                                              58,400          1,384,080
 * SBS Technologies, Inc.                                                   500              9,250
   SCANA Corp.                                                            2,100             74,718
 * ScanSoft, Inc.                                                         3,530             18,497
 * ScanSource, Inc.                                                         500             26,625
   Schawk, Inc. Class A                                                     100              1,325
*# Schein (Henry), Inc.                                                   1,800            120,888
   Schering-Plough Corp.                                                 58,100            981,890
   Schnitzer Steel Industries, Inc.
     Class A                                                              1,400             38,724
 * Scholastic Corp.                                                       2,600             73,424
   Schulman (A.), Inc.                                                      500              9,985
 # Schwab (Charles) Corp.                                                46,600            456,680
   Schweitzer-Maudoit International,
     Inc.                                                                   500             14,075
 * Sciclone Pharmaceuticals, Inc.                                         1,100              5,467
 * Scientific Games Corp.                                                 1,700             31,484
   Scientific-Atlanta, Inc.                                               7,700            265,034
 * SCM Microsystems, Inc.                                                   500              3,185
 * Scotts Co. Class A                                                     2,000            129,700
   SCP Pool Corp.                                                         1,400             56,350
 * SCS Transportation, Inc.                                                 350              7,963
   Seaboard Corp.                                                           100             37,400
 * Seachange International, Inc.                                          1,100             16,423
   Seacoast Banking Corp.                                                   600             12,024
 * Seacor Smit, Inc.                                                        700             28,028
 * Sealed Air Corp.                                                       4,100            206,107
 # Sears, Roebuck & Co.                                                   8,700            330,600
 * Seattle Genetics, Inc.                                                 1,600             11,040
 * Secure Computing Corp.                                                 1,000              8,860
 * SeeBeyond Technology Corp.                                             2,600              7,852
   SEI Investments Co.                                                    4,700            138,603
*# Select Comfort Corp.                                                   1,200             32,520
 # Select Medical Corp.                                                   4,100             54,981
 * Selectica, Inc.                                                          700              3,067
   Selective Insurance Group, Inc.                                          500             18,065
 * Semitool, Inc.                                                         1,200             13,740
   Sempra Energy                                                          6,400            213,568
*# Semtech Corp.                                                          2,900             72,848
 * SEMX Corp.                                                               100                 15
 # Sensient Technologies Corp.                                              500             10,100
*# Sepracor, Inc.                                                         2,700            120,123
 * Sequa Corp. Class A                                                      100              4,915
 * Sequa Corp. Class B                                                      100              5,070
 * Sequenom, Inc.                                                           100                161
 * Serena Software, Inc.                                                  1,100             23,364
 * Serologicals Corp.                                                     1,100             18,843
 * Service Corp. International                                           15,100            108,720

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SFBC International, Inc.                                                 750   $         18,248
 * Sharper Image Corp.                                                      500             14,100
*# Shaw Group, Inc.                                                       1,500             17,700
   Sherwin-Williams Co.                                                   4,700            184,710
 * Shoe Carnival, Inc.                                                      500              6,890
 * Shopko Stores, Inc.                                                    1,200             16,368
*# Shuffle Master, Inc.                                                   1,050             35,144
 * Siebel Systems, Inc.                                                  19,200            207,360
 * Siebert Financial Corp.                                                  100                419
 * Sierra Health Services, Inc.                                           1,300             55,627
*# Sierra Pacific Resources                                               5,400             40,284
   Sigma-Aldrich Corp.                                                    3,100            177,041
   Silgan Holdings, Inc.                                                    600             25,164
*# Silicon Graphics, Inc.                                                 3,900              7,371
 * Silicon Image, Inc.                                                    2,200             26,180
 * Silicon Laboratories, Inc.                                             1,900             99,161
 * Silicon Storage Technology, Inc.                                       3,600             46,620
 * Silicon Valley Bancshares                                              2,000             74,740
 * Siliconix, Inc.                                                          900             43,353
   Simmons First National Corp.
     Class A                                                                189              4,553
 * SimpleTech, Inc.                                                       1,527              5,742
   Simpson Manufacturing Co., Inc.                                        1,600             87,680
 * Sinclair Broadcast Group, Inc.
     Class A                                                              1,500             16,575
 * Sipex Corp.                                                              400              2,580
 * Sirenza Microdevices, Inc.                                               500              2,005
 * Sitel Corp.                                                              500              1,565
 * Six Flags, Inc.                                                        3,600             25,200
 * Skechers U.S.A., Inc. Class A                                            400              4,600
   Sky Financial Group, Inc.                                              2,700             69,282
   Skywest, Inc.                                                            600             10,038
*# Skyworks Solutions, Inc.                                               6,900             61,686
 * SL Industries, Inc.                                                      100              1,080
   SLM Corp.                                                             16,900            647,777
 * SM&A                                                                     200              1,620
 * Smart & Final Food, Inc.                                               1,200             18,648
   Smith (A.O.) Corp.                                                       500             14,725
 * Smith International, Inc.                                              5,800            289,594
 * Smithfield Foods, Inc.                                                 6,600            191,334
 * Smurfit-Stone Container Corp.                                         18,000            326,880
   Snap-On, Inc.                                                          1,700             57,171
 * Sola International, Inc.                                               1,400             27,146
 * Solectron Corp.                                                       37,000            203,500
   Sonic Automotive, Inc.                                                 1,200             26,340
 * Sonic Corp.                                                            2,025             44,915
 * Sonic Innovations, Inc.                                                  500              5,125
 * Sonic Solutions                                                        1,000             21,250
 * SonicWALL, Inc.                                                        2,300             18,308
   Sonoco Products Co.                                                      500             12,450
 * SonoSite, Inc.                                                         1,500             31,995
 * Sonus Networks, Inc.                                                   7,000             38,150
 * Sotheby's Holdings, Inc. Class A                                       1,300             19,383
   Sound Federal Bancorp, Inc.                                              100              1,295
 * Source Information Management,
     Inc.                                                                   700              7,350
 * Sourcecorp, Inc.                                                         500             12,840
   South Financial Group, Inc.                                            2,000             55,120
 # Southern Co.                                                          21,000            607,320
 * Southern Union Co.                                                     4,615             92,854
   SouthTrust Corp.                                                      12,800            433,536
   Southwest Airlines Co.                                                51,700   $        801,867
   Southwest Bancorporation of
     Texas, Inc.                                                          2,200             92,180
   Southwest Water Co.                                                      700              8,498
 * Southwestern Energy Co.                                                  900             23,004
 # Sovereign Bancorp, Inc.                                               18,000            391,500
 * Spanish Broadcasting System, Inc.                                      1,500             14,475
   Spartan Motors, Inc.                                                     100              1,159
   Spartech Corp.                                                         1,000             22,880
 * Specialty Laboratories, Inc.                                           1,000              9,020
   SpectraLink Corp.                                                        500              7,520
 * Spectranetics Corp.                                                      100                599
   Speedway Motorsports, Inc.                                             1,800             60,516
 * Spherion Corp.                                                         2,200             20,328
 * Spherix, Inc.                                                            300              1,797
 * Spinnaker Exploration Co.                                              1,900             63,327
 # Sprint Corp.                                                          37,750            670,440
 * SPSS, Inc.                                                               600              9,990
   SPX Corp.                                                              4,800            209,856
 * SR Telecom, Inc.                                                          10                 34
 * SRA International, Inc.                                                  700             27,139
 * SRS Labs, Inc.                                                           600              2,796
   SS&C Technologies, Inc.                                                  900             20,691
   St. Joe Corp.                                                          3,600            140,580
 # St. Mary Land & Exploration Co.                                        5,200            169,052
 * Staar Surgical Co.                                                       600              4,536
 * Stamps.com, Inc.                                                         850             11,229
   StanCorp Financial Group, Inc.                                         2,200            140,998
 * Standard Management Corp.                                                100                345
 * Standard Microsystems Corp.                                              600             14,802
   Standard Motor Products, Inc.
     Class A                                                                100              1,400
   Standard Pacific Corp.                                                 1,800             91,710
   Standex International Corp.                                              500             12,960
   Stanley Furniture, Inc.                                                  100              4,137
 # Stanley Works                                                          2,600            113,230
   Staples, Inc.                                                         19,800            546,084
*# Star Scientific, Inc.                                                  1,900              5,852
 * Starbucks Corp.                                                       14,600            593,344
   StarTek, Inc.                                                            600             20,016
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                      6,100            257,298
   State Auto Financial Corp.                                             2,100             63,966
   State Street Corp.                                                    13,200            639,144
   Station Casinos, Inc.                                                  2,600            120,172
 * Steak n Shake Co.                                                      1,300             22,867
*# Steel Dynamics, Inc.                                                   2,100             53,760
   Steelcase, Inc. Class A                                                1,300             15,340
 * Stein Mart, Inc.                                                       1,300             18,772
 * Steinway Musical Instruments, Inc.                                       100              3,400
 * Stellent, Inc.                                                           600              4,782
 * Stericycle, Inc.                                                       1,500             69,045
*# Steris Corp.                                                           3,800             87,210
   Sterling Bancorp                                                         400             11,256
   Sterling Bancshares                                                    1,500             19,695
 * Sterling Financial Corp.                                               1,078             34,388
   Stewart & Stevenson Services, Inc.                                       500              8,475
 * Stewart Enterprises, Inc.                                              3,600             27,072
   Stewart Information Services Corp.                                       900             30,735
 * Stone Energy Corp.                                                     1,600             71,840
 * Stoneridge, Inc.                                                       1,300             20,358

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Storage Technology Corp.                                               4,900   $        138,425
 * Stratasys, Inc.                                                          500             12,985
 * Stratex Networks, Inc.                                                 2,700              7,911
   Strayer Ed, Inc.                                                         600             69,954
   Stride Rite Corp.                                                        500              5,275
   Stryker Corp.                                                         20,400          1,037,340
   Student Loan Corp.                                                       800            115,312
   Sturm Ruger & Co., Inc.                                                  500              5,925
 * Sun Bancorp, Inc.                                                        525             11,692
 * Sun Microsystems, Inc.                                               187,800            794,394
 * Sungard Data Systems, Inc.                                            12,000            332,520
   Sunoco, Inc.                                                           2,800            172,284
*# Sunrise Senior Living, Inc.                                            1,000             36,040
 # Suntrust Banks, Inc.                                                   9,200            598,736
 * Superconductor Technologies, Inc.                                      1,000              1,150
 * Supergen, Inc.                                                         1,200              9,084
 * Superior Energy Services, Inc.                                         3,300             30,195
 # Superior Industries International,
     Inc.                                                                 1,300             42,445
 * Supertex, Inc.                                                           600              9,402
   Supervalu, Inc.                                                        4,500            139,590
 * SupportSoft, Inc.                                                      1,500             14,730
   Supreme Industries, Inc.                                                 110                743
   SureWest Communications                                                  500             16,035
*# SurModics, Inc.                                                        1,000             22,300
   Susquehanna Bancshares, Inc.                                           1,000             24,330
 * Swift Energy Corp.                                                     1,400             28,280
 * Swift Transportation, Inc.                                             4,000             71,840
*# Switchboard, Inc.                                                        100                773
   SWS Group, Inc.                                                          200              3,224
 * Sybase, Inc.                                                           3,700             64,380
 * Sybron Dental Specialties, Inc.                                        1,100             29,964
 * Sycamore Networks, Inc.                                               12,500             55,125
 * Sykes Enterprises, Inc.                                                1,400              8,764
 * Symantec Corp.                                                        11,400            522,120
   Symbol Technologies, Inc.                                             13,900            204,747
 * Symmetricom, Inc.                                                      1,500             11,850
 * Symyx Technologies                                                     1,100             26,499
 * Synaptics, Inc.                                                        1,000             19,170
 * Synopsys, Inc.                                                         6,396            189,322
 * Synovis Life Technologies, Inc.                                          500              4,500
   Synovus Financial Corp.                                               10,800            278,100
 * Synplicity, Inc.                                                         500              2,925
   Syntel, Inc.                                                           1,600             30,320
 * Syntroleum Corp.                                                         700              4,410
   Sypris Solutions, Inc.                                                   800             15,200
   Sysco Corp.                                                           24,500            918,750
   T. Rowe Price Group, Inc.                                              4,900            235,984
 * Tag-It Pacific, Inc.                                                     100                478
*# Take Two Interactive Software                                          1,700             50,609
   Talbots, Inc.                                                          2,100             73,836
*# TALK America Holdings, Inc.                                              500              4,705
   TALX Corp.                                                             1,000             23,200
 * Tanox, Inc.                                                            1,200             19,764
   Target Corp.                                                          36,600          1,636,020
 * Tarrant Apparel Group                                                    100                189
 * TBC Corp.                                                                800             20,312
 # TCF Financial Corp.                                                    2,000            111,560
 * Tech Data Corp.                                                        2,900            116,406
 * Techne Corp.                                                           1,533             59,404
 * Technitrol, Inc.                                                       1,700             35,377
   Teco Energy, Inc.                                                      3,300   $         40,128
*# Tejon Ranch Co.                                                          100              3,473
*# Tekelec                                                                2,100             34,902
   Tektronix, Inc.                                                        3,500            110,460
*# TeleCommunication Systems, Inc.                                          500              2,535
 * Teledyne Technologies Inc.                                             1,300             23,946
   Teleflex, Inc.                                                         1,500             69,705
   Telephone & Data Systems, Inc.                                         2,000            143,300
 * Teletech Holdings, Inc.                                                2,700             20,304
 * Telik, Inc.                                                            1,500             34,350
 * Tellabs, Inc.                                                         22,200            176,268
 * Telular Corp.                                                            400              4,444
   Temple-Inland, Inc.                                                    2,000            130,640
 * Tenet Healthcare Corp.                                                30,900            368,328
   Tennant Co.                                                              500             19,000
 * Tenneco Automotive, Inc.                                               1,600             20,432
 * Teradyne, Inc.                                                         7,600            169,404
 * Terayon Communication Systems,
     Inc.                                                                 1,800              4,950
 * Terex Corp.                                                            2,500             73,725
 * Terra Industries, Inc.                                                 1,400              6,482
 * Tesoro Petroleum Corp.                                                 2,900             69,078
 * Tetra Tech, Inc.                                                       2,000             33,920
 * Tetra Technologies, Inc.                                               1,050             25,001
   Texas Genco Holdings, Inc.                                             2,360             94,400
   Texas Industries, Inc.                                                   700             25,795
   Texas Instruments, Inc.                                               71,800          1,874,698
   Texas Regional Banchshares, Inc.
     Class A                                                              1,050             46,253
   Textron, Inc.                                                          4,600            251,390
 * The Banc Corp.                                                           500              3,420
   The Brink's Co.                                                        2,500             77,325
 * The Dress Barn, Inc.                                                   1,200             21,012
 * The Geo Group, Inc.                                                      700             13,545
   The Goldman Sachs Group, Inc.                                         25,500          2,394,705
   The Marcus Corp.                                                         500              8,100
 * The Medicines Co.                                                      1,600             51,440
 * The New Dun & Bradstreet Corp.                                         2,500            138,325
   The Phoenix Companies, Inc.                                            1,400             16,394
 * The Sports Authority, Inc.                                               796             27,144
 * Theragenics Corp.                                                        700              2,989
 * Therma-Wave, Inc.                                                        100                395
 * Thermo-Electron Corp.                                                  7,800            240,084
 * Third Wave Technologies                                                  800              3,880
   Thomas & Betts Corp.                                                   2,000             48,920
   Thomas Industries, Inc.                                                  800             27,216
   Thor Industries, Inc.                                                  3,400             94,554
*# Thoratec Corp.                                                         2,400             35,016
*# THQ, Inc.                                                              1,500             31,635
 * Three-Five Systems, Inc.                                                 500              2,680
 * TIBCO Software, Inc.                                                   8,700             72,210
   Tidewater, Inc.                                                        1,500             41,460
 * Tier Technologies, Inc. Class B                                          500              5,440
   Tiffany & Co.                                                          6,000            212,220
 * Timberland Co. Class A                                                 1,300             80,600
 * Time Warner Telecom, Inc.                                              2,100              8,946
 * Time Warner, Inc.                                                    252,400          4,300,896
   Timken Co.                                                             2,700             61,533
 * Titan Corp.                                                            1,800             34,002
 * Titan Pharmaceuticals, Inc.                                              400              1,320
 * TiVo, Inc.                                                             1,800             13,698

                                                                         SHARES             VALUE+
                                                                         ------             ------
   TJX Companies, Inc.                                                   25,000   $        622,750
   Todd Shipyards Corp.                                                     100              1,760
*# Toll Brothers, Inc.                                                    3,600            147,276
 * Tollgrade Communications, Inc.                                           800              8,840
 * Too, Inc.                                                                900             15,147
   Tootsie Roll Industries, Inc.                                          1,479             50,434
   Topps, Inc.                                                            1,800             15,606
   Torchmark Corp.                                                        4,900            265,531
   Toro Co.                                                               1,300             83,460
 * Total Entertainment Restaurant Corp.                                     300              3,921
 # Total System Services, Inc.                                            8,600            197,628
 * Tower Automotive, Inc.                                                 2,400              8,904
 * Toys R Us, Inc.                                                       11,400            179,208
 * Tractor Supply Co.                                                     2,000             77,060
 * Tradestation Group, Inc.                                               1,300              8,853
 # Traffix, Inc.                                                            100                694
 * Trammell Crow Co.                                                      1,700             21,607
 * Trans World Entertainment Corp.                                        1,130             11,277
 * Transaction Systems Architects, Inc.                                   1,200             22,644
   Transatlantic Holdings, Inc.                                           3,400            299,336
 * Transkaryotic Therapies, Inc.                                          1,500             21,630
 * Transmeta Corp.                                                        4,400              9,592
 * Transmontaigne Oil Co.                                                 1,500              8,730
*# Transwitch Corp.                                                         900              1,386
 * TRC Companies, Inc.                                                      800             13,208
   Tredegar Industries, Inc.                                                800             11,560
 * Trex Co., Inc.                                                           600             21,798
 * Triad Guaranty, Inc.                                                     700             40,222
 * Triad Hospitals, Inc.                                                  5,300            187,408
   Triarc Companies, Inc. Class A                                         1,000             10,850
   Triarc Companies, Inc. Class B                                         2,000             21,420
   Tribune Co.                                                           18,400            888,536
*# Trico Marine Services, Inc.                                              100                 23
 * Trident Microsystems, Inc.                                             1,000             15,300
 * Trimble Navigation, Ltd.                                               1,650             44,583
 * Trimeris, Inc.                                                           500              7,330
   Trinity Industries, Inc.                                               1,900             54,359
 * TriPath Imaging, Inc.                                                  1,300             11,934
 * Tripath Technology, Inc.                                                 900              3,393
 * Triquint Semiconductor, Inc.                                           4,400             24,552
 * Triton PCS Holdings, Inc.                                              1,100              5,192
 * Triumph Group                                                            800             25,448
 * TriZetto Group, Inc.                                                   1,300              8,489
*# Tropical Sportswear International
     Corp.                                                                  100                220
 * Trover Solutions, Inc.                                                   100                680
   Trustco Bank Corp.                                                     1,500             19,365
   Trustmark Corp.                                                        1,900             52,725
 * TTM Technologies, Inc.                                                 1,500             17,100
 * Tuesday Morning Corp.                                                  1,100             31,405
 * Tularik, Inc.                                                          2,400             59,376
 * Tumbleweed Communications Corp.                                        1,100              5,478
 # Tupperware Corp.                                                       1,100             20,097
 * Tweeter Home Entertainment Group,
     Inc.                                                                   700              4,662
   TXU Corp.                                                             14,400            538,128
 * Tyler Technologies, Inc.                                               1,800             16,020
   Tyson Foods, Inc. Class A                                             10,800            221,616
   U.S. Bancorp                                                          64,500          1,812,450
 * U.S. Concrete, Inc.                                                    1,000              6,980
 * U.S. Physical Therapy, Inc.                                              100              1,236
 * UbiquiTel, Inc.                                                        2,300   $          9,729
   UCBH Holdings, Inc.                                                    2,400             91,056
   UGI Corp.                                                              1,450             46,531
 * UICI                                                                   2,400             47,712
 * Ulticom, Inc.                                                          1,200             11,280
*# Ultimate Electronics, Inc.                                               500              1,790
 * Ultimate Software Group, Inc.                                            500              6,425
 * Ultratech Stepper, Inc.                                                  900             13,716
   UMB Financial Corp.                                                      500             25,425
   Umpqua Holdings Corp.                                                  1,145             21,778
 * Unifi, Inc.                                                            1,300              3,029
   Unifirst Corp.                                                           300              7,800
   Union Pacific Corp.                                                    8,300            484,056
   Union Planters Corp.                                                   3,500            105,385
   Unionbancal Corp.                                                      4,700            270,673
 * Uniroyal Technology Corp.                                              1,100                  1
 # Unisource Energy Corp.                                                   500             12,340
 * Unisys Corp.                                                          13,000            176,280
 * Unit Corp.                                                             2,100             59,829
   United Auto Group, Inc.                                                2,300             66,539
   United Bankshares, Inc. WV                                               900             28,080
   United Community Banks, Inc.                                           1,350             31,955
   United Community Financial Corp.                                         200              2,422
 * United Defense Industries, Inc.                                        2,000             66,800
   United Industrial Corp.                                                  500             10,500
 * United Natural Foods, Inc.                                             1,200             30,348
 * United Online, Inc.                                                    2,150             40,399
   United Parcel Service, Inc.                                           18,900          1,355,508
 * United Rentals, Inc.                                                   4,700             80,370
 * United States Cellular Corp.                                           3,000            106,830
   United States Steel Corp.                                              4,600            139,656
*# United Stationers, Inc.                                                1,800             67,878
 * United Surgical Partners
     International, Inc.                                                  1,700             66,317
   United Technologies Corp.                                             18,800          1,590,668
 * United Therapeutics Corp.                                                900             21,294
 * UnitedGlobalCom, Inc.                                                 13,500             99,495
   Unitedhealth Group, Inc.                                              44,430          2,899,058
   Unitrin, Inc.                                                          1,400             56,140
 * Universal Access Global Holdings,
     Inc.                                                                    10                 11
 * Universal American Financial Corp.                                     2,700             29,565
 * Universal Compression Holdings, Inc.                                   1,200             35,508
   Universal Corp.                                                          500             23,530
 * Universal Display Corp.                                                1,000             11,480
 * Universal Electronics, Inc.                                              600              8,844
   Universal Forest Products, Inc.                                        1,100             31,856
   Universal Health Services, Inc.                                        3,800            167,238
 * Univision Communications, Inc.
     Class A                                                             10,305            335,428
   Unocal Corp.                                                           9,600            342,048
 * Unova, Inc.                                                            3,200             55,520
 # UnumProvident Corp.                                                    9,300            135,408
*# Urban Outfitters, Inc.                                                 1,700             93,364
 * Urologix, Inc.                                                           100              1,405
 * URS Corp.                                                              1,600             40,288
 * US Oncology, Inc.                                                      3,600             52,776
*# USANA, Inc.                                                              900             25,056
   USF Corp.                                                              1,100             31,625
   UST, Inc.                                                              3,200            119,552
*# VA Software Corp.                                                        800              1,888

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Vail Resorts, Inc.                                                     1,000   $         14,950
 * Valassis Communications, Inc.                                          1,900             55,822
   Valeant Pharmaceuticals
     International                                                        3,400             62,152
 # Valero Energy Corp.                                                    4,900            323,939
   Valhi, Inc.                                                            3,200             35,520
   Valley National Bancorp                                                2,698             68,826
   Valmont Industries, Inc.                                               1,000             20,800
   Valspar Corp.                                                          2,200            104,896
 * ValueClick, Inc.                                                       2,600             28,444
 * Valuevision Media, Inc. Class A                                        1,500             18,000
 * Vans, Inc.                                                               933             19,043
*# Varco International, Inc.                                              5,900            119,180
*# Varian Medical Systems, Inc.                                           2,800            232,120
 * Varian Semiconductor Equipment
     Associates, Inc.                                                     2,000             73,540
 * Varian, Inc.                                                           1,500             66,750
 * Vastera, Inc.                                                          1,200              4,140
 * Vaxgen, Inc.                                                           1,000             15,870
 * VCA Antech, Inc.                                                       1,500             64,500
   Vectren Corp.                                                          1,500             36,000
 * Veeco Instruments, Inc.                                                1,000             25,820
 * Ventana Medical Systems, Inc.                                            700             36,120
 * VeriSign, Inc.                                                         9,800            177,772
 * Veritas DGC, Inc.                                                      1,800             34,452
 * Veritas Software Co.                                                  14,700            391,020
 * Verity, Inc.                                                           1,300             18,070
   Verizon Communications, Inc.                                          60,100          2,078,258
 * Vermont Pure Holdings, Ltd.                                              100                303
 * Vertex Pharmaceuticals, Inc.                                           2,300             20,240
 # VF Corp.                                                               3,800            178,524
   Viacom, Inc. Class A                                                   7,300            272,071
   Viacom, Inc. Class B                                                  94,900          3,500,861
   Viad Corp.                                                             3,000             75,240
 * Viasat, Inc.                                                           1,100             25,344
 * Viasys Healthcare, Inc.                                                  262              5,497
 * Vical, Inc.                                                              400              2,204
 * Vicor Corp.                                                            1,000             13,900
 * Vicuron Pharmaceuticals, Inc.                                          1,700             23,630
 * Vignette Corp.                                                         7,200             11,880
 * Viisage Technology, Inc.                                               1,200             11,772
   Vintage Petroleum, Inc.                                                2,000             31,180
 * Virage Logic Corp.                                                       500              3,765
 * Virbac Corp.                                                             100                300
*# ViroPharma, Inc.                                                         500                920
 * Vishay Intertechnology, Inc.                                           6,900            130,203
   Visteon Corp.                                                          2,700             29,592
 * Visx, Inc. DE                                                          2,000             47,020
   Vital Signs, Inc.                                                        600             16,200
 * VitalWorks, Inc.                                                         500              1,700
 * Vitesse Semiconductor, Inc.                                            6,900             37,674
 * Vitria Technology, Inc.                                                  500              1,420
 * Vivus, Inc.                                                              800              3,288
 * Volt Information Sciences, Inc.                                          500             12,850
 # Vulcan Materials Co.                                                   3,600            161,136
 * W-H Energy Services, Inc.                                                900             16,632
 * Wabash National Corp.                                                    800             21,040
   Wabtec Corp.                                                           2,900             47,821
   Wachovia Corp.                                                        42,100          1,987,541
 # Waddell & Reed Financial, Inc.                                        26,300            574,655
   Walgreen Co.                                                          46,700          1,634,967
   Wal-Mart Stores, Inc.                                                175,200   $      9,763,896
   Walter Industries, Inc.                                                1,200             15,276
 * Warnaco Group, Inc.                                                      900             17,937
   Washington Federal, Inc.                                               1,875             44,831
   Washington Mutual, Inc.                                               27,800          1,214,304
   Washington Post Co.                                                      100             95,075
   Washington Trust Bancorp, Inc.                                           500             12,575
*# Waste Connections, Inc.                                                1,400             59,500
   Waste Management, Inc.                                                45,400          1,305,704
 * WatchGuard Technologoes, Inc.                                          1,200              7,812
 * Waters Corp.                                                           4,200            193,536
   Watsco, Inc. Class A                                                     700             18,319
 * Watson Pharmaceuticals, Inc.                                           6,700            250,245
 * Watson Wyatt & Co., Holdings                                           1,000             26,150
   Watts Water Technologies, Inc.                                           700             16,989
   Waypoint Financial Corp.                                                 525             14,385
 * WCI Communities, Inc.                                                  2,500             55,625
   WD-40 Co.                                                                700             21,322
 * Webco Industries, Inc.                                                   100                491
 * WebEx Communications, Inc.                                             1,100             25,971
 * WebMD Corp.                                                           12,300            108,978
 * webMethods, Inc.                                                       2,000             17,440
 * Websense, Inc.                                                         1,000             32,380
   Webster Financial Corp.                                                1,500             70,260
 * Weight Watchers International, Inc.                                    3,700            128,945
 * WellChoice, Inc.                                                       4,000            164,720
 * Wellpoint Health Networks, Inc.                                        9,746          1,087,069
   Wells Fargo & Co.                                                     57,100          3,357,480
   Wendy's International, Inc.                                            4,400            166,276
   Werner Enterprises, Inc.                                               3,541             67,598
   Wesbanco, Inc.                                                           632             17,405
   Wesco Financial Corp.                                                    100             37,695
 * WESCO International, Inc.                                              1,300             21,554
   West Coast Bancorp                                                       500             11,005
 * West Corp.                                                             2,700             69,768
 * West Marine, Inc.                                                        700             18,382
   West Pharmaceutical Services, Inc.                                       500             19,005
 * Westaff, Inc.                                                            100                260
   Westamerica Bancorporation                                             1,400             69,132
   Westar Energy, Inc.                                                    1,100             21,692
   Westcorp, Inc.                                                         2,000             85,900
 * Westell Technologies, Inc.                                             1,400              7,700
*# Western Digital Corp.                                                  7,400             67,636
   Western Gas Resources, Inc.                                            1,800             99,540
 * Western Wireless Corp.                                                 2,400             65,712
 * Westport Resources Corp.                                               4,500            155,700
   Westwood Holdings Group, Inc.                                            125              2,171
 * Westwood One, Inc.                                                     3,900            105,807
*# Wet Seal, Inc. Class A                                                 1,250              7,288
   Weyerhaeuser Co.                                                       7,500            453,600
 * WFS Financial, Inc.                                                    2,700            126,657
   WGL Holdings, Inc.                                                       500             13,755
 # Whirlpool Corp.                                                        2,400            159,672
 * White Electronics Designs Corp.                                          500              3,195
 * Whitehall Jewelers, Inc.                                                 458              3,669
   Whitney Holdings Corp.                                                 1,500             65,205
   Whole Foods Market, Inc.                                               2,700            232,200
 * Wild Oats Markets, Inc.                                                1,000             13,550
   Wiley (John) & Sons, Inc. Class A                                      2,100             66,780
 * William Lyon Homes, Inc.                                                 500             44,850
   Williams Companies, Inc.                                              32,800            390,648

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Williams-Sonoma, Inc.                                                  4,500   $        143,775
   Wilmington Trust Corp.                                                 2,200             80,960
 * Wilshire Oil Co. of Texas                                                100                501
 * Wilson Greatbatch Technologies,
     Inc.                                                                 1,000             27,200
 * Wilsons The Leather Experts, Inc.                                        200                670
 * Wind River Systems, Inc.                                               2,600             26,754
 # Winn-Dixie Stores, Inc.                                                  500              3,165
 # Winnebago Industries, Inc.                                             2,200             62,480
   Wintrust Financial Corp.                                               1,150             54,648
 * Wireless Facilities, Inc.                                              1,900             18,012
   Wireless Telecom Group, Inc.                                             500              1,493
   Wisconsin Energy Corp.                                                 3,600            114,516
 * Wiser Oil Co.                                                            200              2,114
 * Witness Systems, Inc.                                                  1,000             14,410
 * WMS Industries, Inc.                                                   1,500             46,050
 * Wolverine Tube, Inc.                                                     500              5,690
   Wolverine World Wide, Inc.                                             1,500             39,525
   Woodhead Industries, Inc.                                                100              1,506
   Woodward Governor Co.                                                    700             46,515
 * World Acceptance Corp.                                                 1,100             19,679
   World Fuel Services Corp.                                                500             22,035
   World Wrestling Federation
     Entertainment, Inc.                                                    200              2,428
 * Worldwide Restaurant Concepts, Inc.                                      500              1,670
   Worthington Industries, Inc.                                           2,200             42,108
   WPS Resources Corp.                                                    1,000             45,260
 * Wright Medical Group, Inc.                                             1,200             38,952
   Wrigley (Wm.) Jr. Co.                                                  7,800            489,840
   Wyeth                                                                 48,700          1,753,200
   X-Rite, Inc.                                                             500              6,690
   XCEL Energy, Inc.                                                      7,600            129,124
*# Xerox Corp.                                                           35,600            482,024
 * Xicor, Inc.                                                            1,000             15,050
 # Xilinx, Inc.                                                          13,300            485,184
 * XM Satellite Radio Holdings, Inc.                                      6,600            166,188
   XTO Energy, Inc.                                                      16,000            404,000
*# Yahoo!, Inc.                                                          49,100          1,505,406
 * Yankee Candle Co., Inc.                                                1,600             44,800
 * Yellow Roadway Corp.                                                   1,797             64,171
   York International Corp.                                               1,600             59,168
 * Young Broadcasting, Inc. Class A                                         700             10,024
 * Yum! Brands, Inc.                                                     10,500            393,750
 * Zebra Technologies Corp. Class A                                       1,900            153,672
 * Zhone Technologies, Inc.                                               1,500              4,920
 * Zila, Inc.                                                               600              3,054
 * Zimmer Holdings, Inc.                                                  9,400            802,290
   Zions BanCorp                                                          3,200            196,160
*# Zix Corp.                                                              1,000   $          8,940
 * Zoll Medical Corp.                                                       700             21,630
*# Zoltek Companies, Inc.                                                   700              5,096
 * Zomax, Inc.                                                              700              2,667
 * Zoran Corp.                                                            1,405             24,686
 * Zygo Corp.                                                               500              5,300
 * Zymogenetics, Inc.                                                     1,800             28,656
                                                                                  ----------------
 TOTAL COMMON STOCKS
   (Cost $416,956,231)                                                                 483,965,896
                                                                                  ----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc.
     Warrants 09/15/10                                                        2                 15
 * Magnum Hunter Resources
     Warrants 03/21/05                                                      200                120
                                                                                  ----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                   135
                                                                                  ----------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
 TEMPORARY CASH
   INVESTMENTS -- (9.4%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralzied by $11,136,000
     FHLB Floating Rate Notes 1.46%,
     10/03/05, valued at $11,122,080)
     to be repurchased at $10,958,084
     (Cost $10,957,000)                                        $         10,957         10,957,000
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04
     (Collateralized by $40,370,000
     U.S. Obligations 3.375%, 11/15/08,
     valued at $40,090,327) to be
     repurchased at $39,306,917
     (Cost $39,302,725)~                                                 39,303         39,302,725
                                                                                  ----------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $50,259,725)                                                                   50,259,725
                                                                                  ----------------

 TOTAL INVESTMENTS -- (100.0%)
   (Cost $467,215,956)++                                                          $    534,225,756
                                                                                  ================

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ~   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $467,237,186.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                      THE TAX-MANAGED   THE TAX-MANAGED
                                                                      U.S. MARKETWIDE     U.S. EQUITY
                                                                       VALUE SERIES         SERIES
                                                                      ---------------   ---------------
ASSETS:
Investments at Value (including $113,747 and $38,066, of securities
   on loan, respectively)                                             $     1,499,732   $       534,226
Cash                                                                                1                --
Receivables:
   Investment Securities Sold                                                      --                 1
   Dividends, Interest, and Tax Reclaims                                        1,708               606
   Securities Lending Income                                                       12                 3
   Fund Shares Sold                                                             1,772               304
Prepaid Expenses and Other Assets                                                  14                 2
                                                                      ---------------   ---------------
     Total Assets                                                           1,503,239           535,142
                                                                      ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                            118,450            39,303
   Investment Securities Purchased                                             14,067             5,767
   Due To Advisor                                                                 221                20
Accrued Expenses and Other Liabilities                                             91                32
                                                                      ---------------   ---------------
     Total Liabilities                                                        132,829            45,122
                                                                      ---------------   ---------------
NET ASSETS                                                            $     1,370,410   $       490,020
                                                                      ===============   ===============
Investments at Cost                                                   $     1,162,821   $       467,216
                                                                      ===============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                      THE TAX-MANAGED   THE TAX-MANAGED
                                                                      U.S. MARKETWIDE     U.S. EQUITY
                                                                       VALUE SERIES         SERIES
                                                                      ---------------   ---------------
INVESTMENT INCOME
   Dividends                                                          $         7,176   $         2,339
   Interest                                                                        95                34
   Income from Securities Lending                                                  38                11
                                                                      ---------------   ---------------
        Total Investment Income                                                 7,309             2,384
                                                                      ---------------   ---------------
EXPENSES
   Investment Advisory Services                                                 1,257               107
   Accounting & Transfer Agent Fees                                               190                65
   Custodian Fees                                                                  58                20
   Legal Fees                                                                       4                 1
   Audit Fees                                                                       8                 3
   Shareholders' Reports                                                           13                 4
   Trustees' Fees and Expenses                                                      7                 4
   Other                                                                           14                 6
                                                                      ---------------   ---------------
        Total Expenses                                                          1,551               210
                                                                      ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                                 5,758             2,174
                                                                      ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                      (8,021)              367
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                     96,169            19,569
                                                                      ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                    88,148            19,936
                                                                      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $        93,906   $        22,110
                                                                      ===============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                       THE TAX-MANAGED                    THE TAX-MANAGED
                                                  U.S. MARKETWIDE VALUE SERIES           U.S. EQUITY SERIES
                                               ----------------------------------    --------------------------
                                                 SIX MONTHS            YEAR          SIX MONTHS        YEAR
                                                    ENDED              ENDED            ENDED          ENDED
                                                   MAY 31,           NOV. 30,          MAY 31,       NOV. 30,
                                                    2004               2003             2004           2003
                                               ---------------    ---------------    -----------    -----------
                                                 (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                $         5,758    $         4,897    $     2,174    $     2,534
   Net Realized Gain (Loss) on
     Investment Securities Sold                         (8,021)           (22,174)           367        (12,492)
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities            96,169            204,201         19,569         58,134
                                               ---------------    ---------------    -----------    -----------
        Net Increase (Decrease) in Net
         Assets Resulting from
         Operations                                     93,906            186,924         22,110         48,176
                                               ---------------    ---------------    -----------    -----------
Transactions in Interest:
   Contributions                                       203,690            290,723        123,238        122,466
   Withdrawals                                         (12,419)           (66,772)        (4,086)       (20,131)
                                               ---------------    ---------------    -----------    -----------
        Net Increase (Decrease) from
         Transactions in Interest                      191,271            223,951        119,152        102,335
                                               ---------------    ---------------    -----------    -----------
        Total Increase (Decrease)                      285,177            410,875        141,262        150,511
NET ASSETS
   Beginning of Period                               1,085,233            674,358        348,758        198,247
                                               ---------------    ---------------    -----------    -----------
   End of Period                               $     1,370,410    $     1,085,233    $   490,020    $   348,758
                                               ===============    ===============    ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE TAX-MANAGED
                                                            U.S. MARKETWIDE VALUE SERIES
                                                       --------------------------------------
                                                       SIX MONTHS       YEAR          YEAR
                                                          ENDED         ENDED         ENDED
                                                         MAY 31,      NOV. 30,      NOV. 30,
                                                          2004          2003          2002
                                                       --------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                           N/A           N/A          N/A
                                                       -----------   -----------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --            --           --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --            --           --
                                                       -----------   -----------    ---------
    Total from Investment Operations                            --            --           --
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --            --           --
   Net Realized Gains                                           --            --           --
                                                       -----------   -----------    ---------
    Total Distributions                                        N/A           N/A          N/A
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A           N/A          N/A
=============================================================================================
Total Return                                                  8.59%#       22.88%      (20.25)%
---------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,370,410   $ 1,085,233    $ 674,358
Ratio of Expenses to Average Net Assets                       0.25%*        0.25%        0.25%
Ratio of Net Investment Income to Average Net Assets          0.92%*        0.61%        0.61%
Portfolio Turnover Rate                                          3%#           6%          15%
---------------------------------------------------------------------------------------------

                                                                THE TAX-MANAGED
                                                           U.S. MARKETWIDE VALUE SERIES
                                                       -----------------------------------
                                                         YEAR         YEAR       DEC. 14,
                                                         ENDED       ENDED        1998 TO
                                                       NOV. 30,     NOV. 30,     NOV. 30,
                                                         2001         2000         1999
                                                       -----------------------------------
Net Asset Value, Beginning of Period                         N/A          N/A          N/A
                                                       ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               --           --           --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               --           --           --
                                                       ---------    ---------    ---------
    Total from Investment Operations                          --           --           --
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      --           --           --
   Net Realized Gains                                         --           --           --
                                                       ---------    ---------    ---------
    Total Distributions                                      N/A          N/A          N/A
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               N/A          N/A          N/A
==========================================================================================
Total Return                                                8.30%        3.07%        4.27%#
------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 690,795    $ 314,021    $ 126,004
Ratio of Expenses to Average Net Assets                     0.25%        0.26%        0.29%*
Ratio of Net Investment Income to Average Net Assets        1.17%        1.98%        1.66%*
Portfolio Turnover Rate                                       11%          39%          10%
------------------------------------------------------------------------------------------

                                                                         THE TAX-MANAGED
                                                                        U.S. EQUITY SERIES
                                                       --------------------------------------------------
                                                       SIX MONTHS       YEAR         YEAR       SEPT. 25,
                                                          ENDED         ENDED        ENDED         TO
                                                         MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004          2003         2002         2001
                                                       --------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                           N/A          N/A          N/A          N/A
                                                       -----------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --           --           --           --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --           --           --           --
                                                       -----------    ---------    ---------    ---------
    Total from Investment Operations                            --           --           --           --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --           --           --           --
   Net Realized Gains                                           --           --           --           --
                                                       -----------    ---------    ---------    ---------
    Total Distributions                                        N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A          N/A          N/A          N/A
=========================================================================================================
Total Return                                                  6.28%#      18.49%      (20.12)%      15.72%#
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   490,020    $ 348,758    $ 198,247    $  81,548
Ratio of Expenses to Average Net Assets                       0.10%*       0.10%        0.12%        0.20%*
Ratio of Net Investment Income to Average Net Assets          1.02%*       1.02%        0.63%        0.62%*
Portfolio Turnover Rate                                          1%#         13%          11%           4%
---------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series" or "Portfolios") are presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        The Tax-Managed U.S. Marketwide Value Series          0.20 of 1%
        The Tax-Managed U.S. Equity Series                    0.05 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.   DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

        The Tax-Managed U.S. Marketwide Value Series                 $ 17,477
        The Tax-Managed U.S. Equity Series                              5,877

E.   PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                          OTHER INVESTMENT
                                                                             SECURITIES
                                                                       ----------------------
                                                                       PURCHASES      SALES
                                                                       ----------   ---------
The Tax-Managed U.S. Marketwide Value Series                           $  235,629   $  32,946
The Tax-Managed U.S. Equity Series                                        124,903       4,101

     There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2004.

F.   FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series' are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to their Feeder Funds.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                            GROSS UNREALIZED   GROSS UNREALIZED
                                                              APPRECIATION       DEPRECIATION        NET
                                                            ----------------   ----------------   ----------
The Tax-Managed U.S. Marketwide Value Series                   $  371,834          $ (35,698)     $  336,136
The Tax-Managed U.S. Equity Series                                 73,433             (6,444)         66,989

G.   LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Series is individually, and not jointly liable for its particular advances under the line of credit.

     There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

H.   SECURITIES LENDING:

     As of May 31, 2004, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Series received from securities on loan is invested along with cash collateral from the other Series' in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Series. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

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                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

This item is not applicable. This item is applicable only for periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

   (a)  This item is not applicable.

   (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company


By:    /s/ David G. Booth
       ---------------------------------
       David G. Booth
       Chairman, Trustee, President,
       Chief Executive Officer and Chief Investment Officer

Date: August 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       ---------------------------------
       David G. Booth
       Principal Executive Officer
       The DFA Investment Trust Company

Date: August 6, 2004


By:    /s/ Michael T. Scardina
       ---------------------------------
       Michael T. Scardina
       Principal Financial Officer
       The DFA Investment Trust Company

Date: August 6, 2004